UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014–June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2014

Semi-Annual Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

PACIFIC SELECT FUND

The 2014 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund. For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the Pacific Select Fund Semi-Annual Report included herein.

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%
Financials - 0.2%
Citigroup Capital XIII	61,350	$1,699,395
GMAC Capital Trust I	229,331	6,260,736

		7,960,131

Total Preferred Stocks (Cost $7,267,172)		7,960,131

	Principal Amount
CORPORATE BONDS & NOTES - 36.6%
Consumer Discretionary - 2.4%
21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,226,301
CCO Holdings LLC
7.000% due 01/15/19	1,310,000	1,385,325
8.125% due 04/30/20	2,250,000	2,441,250
Chrysler Group LLC 8.000% due 06/15/19	1,550,000	1,691,438
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,677,445
Comcast Corp
5.150% due 03/01/20	1,658,000	1,902,044
5.650% due 06/15/35	290,000	342,764
5.700% due 05/15/18	5,000,000	5,764,490
6.500% due 11/15/35	630,000	817,600
6.550% due 07/01/39	1,130,000	1,476,328
6.950% due 08/15/37	740,000	999,343
Cox Communications Inc
4.700% due 12/15/42 ~	70,000	68,218
6.950% due 06/01/38 ~	80,000	98,196
DISH DBS Corp
5.000% due 03/15/23	536,000	547,390
5.125% due 05/01/20	380,000	400,425
5.875% due 07/15/22	650,000	706,875
6.750% due 06/01/21	1,160,000	1,325,300
Ford Motor Co 4.750% due 01/15/43	4,490,000	4,549,084
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	4,640,000	4,938,700
McDonald’s Corp 6.300% due 10/15/37	495,000	640,906
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,860,000	2,838,742
Numericable Group SA (France) 6.000% due 05/15/22 ~	1,860,000	1,936,725
QVC Inc 5.950% due 03/15/43	100,000	107,570
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	2,150,000	2,193,000
7.750% due 04/15/20 ~	590,000	647,525
Time Warner Cable Inc
4.125% due 02/15/21	520,000	562,050
5.500% due 09/01/41	40,000	44,838
5.875% due 11/15/40	930,000	1,086,941
6.750% due 06/15/39	1,050,000	1,355,762
8.250% due 04/01/19	5,445,000	6,905,632
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,454,682
Time Warner Inc
4.700% due 01/15/21	410,000	454,451
6.250% due 03/29/41	350,000	421,991
7.700% due 05/01/32	7,350,000	10,221,895
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,079,444

	Principal Amount	Value
Univision Communications Inc 6.750% due 09/15/22 ~	$2,521,000	$2,801,461
Viacom Inc 4.250% due 09/01/23	2,340,000	2,458,116
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,000,000	1,055,000
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,373,215

		73,998,462

Consumer Staples - 3.6%
Altria Group Inc
2.850% due 08/09/22	4,200,000	4,058,342
4.750% due 05/05/21	4,000,000	4,417,260
5.375% due 01/31/44	1,930,000	2,118,468
9.250% due 08/06/19	3,330,000	4,429,283
9.950% due 11/10/38	740,000	1,230,280
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	6,570,000	6,303,685
5.000% due 04/15/20	1,070,000	1,218,307
5.375% due 01/15/20	4,500,000	5,200,727
CVS Caremark Corp
2.750% due 12/01/22	5,400,000	5,222,653
5.750% due 05/15/41	320,000	384,468
CVS Pass-Through Trust
5.298% due 01/11/27 ~	732,080	780,470
6.036% due 12/10/28	3,292,938	3,797,449
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,282,793
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,403,509
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,530,214
HJ Heinz Co 4.250% due 10/15/20	2,090,000	2,105,675
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,800,000	1,811,997
Kraft Foods Group Inc
3.500% due 06/06/22	3,430,000	3,526,129
5.375% due 02/10/20	1,219,000	1,388,019
Lorillard Tobacco Co
3.750% due 05/20/23	2,660,000	2,630,559
8.125% due 06/23/19	1,220,000	1,522,437
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	506,033
Mondelez International Inc
4.000% due 02/01/24	3,840,000	3,982,952
5.375% due 02/10/20	1,411,000	1,623,674
6.500% due 02/09/40	117,000	150,109
PepsiCo Inc
0.700% due 08/13/15	5,470,000	5,486,612
7.900% due 11/01/18	1,498,000	1,866,148
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	7,080,000	7,556,647
5.500% due 01/15/42 ~	320,000	356,330
Philip Morris International Inc
2.500% due 08/22/22	2,300,000	2,230,742
2.900% due 11/15/21	2,450,000	2,472,969
4.500% due 03/20/42	1,900,000	1,937,508
6.375% due 05/16/38	1,970,000	2,532,256
Reynolds American Inc
3.250% due 11/01/22	1,600,000	1,545,602
6.150% due 09/15/43	330,000	378,651
6.750% due 06/15/17	1,207,000	1,386,462
Reynolds Group Issuer Inc
5.750% due 10/15/20	1,990,000	2,109,400
6.875% due 02/15/21	1,380,000	1,496,093
7.125% due 04/15/19	1,240,000	1,302,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
The Kroger Co 6.400% due 08/15/17	$2,610,000	$2,991,754
Wal-Mart Stores Inc
5.250% due 09/01/35	730,000	846,156
5.375% due 04/05/17	915,000	1,024,798
WM Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	691,283
2.900% due 10/21/19 ~	2,380,000	2,442,987
3.375% due 10/21/20 ~	750,000	777,467

		111,057,357

Energy - 5.6%
Access Midstream Partners LP
4.875% due 05/15/23	360,000	381,150
4.875% due 03/15/24	1,010,000	1,070,600
6.125% due 07/15/22	2,495,000	2,769,450
Anadarko Petroleum Corp
6.375% due 09/15/17	145,000	167,041
8.700% due 03/15/19	4,285,000	5,525,340
Apache Corp
3.250% due 04/15/22	1,542,000	1,587,959
4.750% due 04/15/43	1,140,000	1,197,293
6.900% due 09/15/18	5,000,000	5,992,085
Arch Coal Inc 7.000% due 06/15/19	2,890,000	2,203,625
Atwood Oceanics Inc 6.500% due 02/01/20	1,140,000	1,222,650
Baker Hughes Inc
3.200% due 08/15/21	200,000	206,380
7.500% due 11/15/18	4,060,000	4,996,788
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	3,361,000	3,469,419
3.561% due 11/01/21	220,000	230,299
Chesapeake Energy Corp
5.750% due 03/15/23	220,000	245,564
6.125% due 02/15/21	1,990,000	2,238,750
6.500% due 08/15/17	650,000	731,250
6.875% due 11/15/20	520,000	605,800
Concho Resources Inc
5.500% due 04/01/23	610,000	658,800
6.500% due 01/15/22	1,526,000	1,690,045
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,397,407
CONSOL Energy Inc 6.375% due 03/01/21	2,060,000	2,199,050
Continental Resources Inc
4.500% due 04/15/23	990,000	1,058,843
5.000% due 09/15/22	420,000	457,275
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,210,243
7.950% due 04/15/32	2,810,000	3,985,046
Ecopetrol SA (Colombia) 5.875% due 05/28/45	3,100,000	3,227,100
Enterprise Products Operating LLC
6.300% due 09/15/17	2,430,000	2,806,912
6.500% due 01/31/19	2,100,000	2,493,372
8.375% due 08/01/66 §	3,000,000	3,378,438
Hess Corp 8.125% due 02/15/19	5,100,000	6,421,170
Kerr-McGee Corp 7.875% due 09/15/31	1,797,000	2,541,711
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	3,636,600
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	2,180,000	2,618,716
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	2,280,000	2,502,300
MarkWest Energy Partners LP
5.500% due 02/15/23	1,680,000	1,801,800
6.250% due 06/15/22	598,000	656,305

	Principal Amount	Value
Noble Energy Inc
5.250% due 11/15/43	$1,130,000	$1,248,392
6.000% due 03/01/41	200,000	241,141
8.250% due 03/01/19	3,290,000	4,151,207
Occidental Petroleum Corp
2.700% due 02/15/23	1,470,000	1,429,262
3.125% due 02/15/22	1,350,000	1,370,183
Penn Virginia Resource Partners LP 8.375% due 06/01/20	2,473,000	2,809,946
Petrobras Global Finance BV (Netherlands) 6.250% due 03/17/24	3,550,000	3,787,495
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,842,263
5.375% due 01/27/21	12,560,000	13,153,209
7.875% due 03/15/19	3,600,000	4,215,024
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,770,175
6.000% due 03/05/20	2,000,000	2,298,000
6.375% due 01/23/45 ~	3,990,000	4,643,363
8.000% due 05/03/19	5,700,000	7,090,800
Plains Exploration & Production Co
6.125% due 06/15/19	5,750,000	6,382,500
6.500% due 11/15/20	810,000	902,138
6.875% due 02/15/23	200,000	235,000
QEP Resources Inc
5.250% due 05/01/23	1,390,000	1,428,225
6.875% due 03/01/21	1,390,000	1,567,225
Range Resources Corp
5.000% due 08/15/22	530,000	564,450
5.000% due 03/15/23	1,580,000	1,690,600
Regency Energy Partners LP
4.500% due 11/01/23	520,000	517,400
5.875% due 03/01/22	1,770,000	1,927,088
6.500% due 07/15/21	680,000	744,600
Sabine Pass Liquefaction LLC 5.750% due 05/15/24 ~	2,130,000	2,223,188
Samson Investment Co 10.750% due 02/15/20 ~	2,530,000	2,678,638
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	54,784
SESI LLC 7.125% due 12/15/21	850,000	962,625
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,477,235
Sinopec Group Overseas Development Ltd (United Kingdom)
2.750% due 05/17/17 ~	2,400,000	2,475,331
4.375% due 04/10/24 ~	5,660,000	5,870,427
The Williams Cos Inc
7.500% due 01/15/31	4,635,000	5,489,648
7.875% due 09/01/21	440,000	546,829
Transocean Inc (Cayman)
5.050% due 12/15/16	1,370,000	1,488,990
6.375% due 12/15/21	210,000	243,198

		173,103,155

Financials - 13.4%
AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	2,590,000	2,612,663
Ally Financial Inc 7.500% due 09/15/20	40,000	48,350
American Express Credit Corp 5.125% due 08/25/14	11,279,000	11,359,746
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,125,128
American International Group Inc
5.850% due 01/16/18	2,000,000	2,284,774
8.250% due 08/15/18	3,465,000	4,308,319

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	$2,630,000	$2,670,297
Bank of America Corp
2.600% due 01/15/19	3,340,000	3,382,418
3.300% due 01/11/23	1,090,000	1,074,191
3.875% due 03/22/17	1,230,000	1,311,207
4.000% due 04/01/24	4,800,000	4,913,453
4.125% due 01/22/24	9,345,000	9,648,142
4.500% due 04/01/15	5,980,000	6,159,340
4.875% due 04/01/44	3,440,000	3,557,590
5.000% due 05/13/21	5,590,000	6,246,020
5.000% due 01/21/44	6,910,000	7,347,016
5.625% due 07/01/20	700,000	806,208
5.650% due 05/01/18	2,070,000	2,347,568
5.700% due 05/02/17	1,520,000	1,687,203
5.750% due 12/01/17	560,000	632,818
7.625% due 06/01/19	1,400,000	1,730,841
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	193,423
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	814,199
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,664,012
BPCE SA (France) 5.150% due 07/21/24 ~	1,070,000	1,131,187
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,641,292
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,923,950
5.000% due 08/01/23	1,010,000	1,036,513
Citigroup Inc
3.500% due 05/15/23	2,790,000	2,719,561
3.953% due 06/15/16	2,320,000	2,448,751
5.500% due 10/15/14	316,000	320,581
5.500% due 09/13/25	3,080,000	3,440,847
5.900% § ±	1,070,000	1,085,394
5.950% § ±	1,820,000	1,840,475
6.000% due 08/15/17	5,155,000	5,838,110
6.010% due 01/15/15	3,771,000	3,885,118
6.125% due 11/21/17	100,000	114,444
6.300% § ±	2,500,000	2,557,788
6.375% due 08/12/14	331,000	333,210
6.625% due 06/15/32	480,000	578,467
6.675% due 09/13/43	700,000	873,162
8.500% due 05/22/19	610,000	781,434
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	5,540,000	5,597,273
3.750% due 10/15/14 ~	2,490,000	2,514,599
5.000% due 10/15/19 ~	1,060,000	1,198,948
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.625% due 12/01/23	4,490,000	4,752,144
5.750% due 12/01/43	2,130,000	2,459,611
11.000% § ± ~	3,830,000	5,152,078
Credit Agricole SA (France) 8.375% § ± ~	7,290,000	8,647,763
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,310,000	2,329,252
2.625% due 09/15/16 ~	5,390,000	5,571,535
First Data Corp
11.750% due 08/15/21	290,000	345,100
12.625% due 01/15/21	480,000	592,200
Ford Motor Credit Co LLC
5.750% due 02/01/21	1,270,000	1,478,841
8.125% due 01/15/20	6,150,000	7,860,186
General Electric Capital Corp
1.625% due 07/02/15	1,360,000	1,377,246
3.750% due 11/14/14	9,000,000	9,117,603

	Principal Amount	Value
4.375% due 09/16/20	$1,380,000	$1,525,918
4.650% due 10/17/21	340,000	378,514
5.300% due 02/11/21	940,000	1,069,966
5.875% due 01/14/38	1,570,000	1,908,324
6.000% due 08/07/19	8,010,000	9,497,473
6.150% due 08/07/37	1,105,000	1,375,054
6.875% due 01/10/39	1,940,000	2,610,804
General Motors Financial Co Inc
2.750% due 05/15/16	930,000	945,694
3.250% due 05/15/18	700,000	710,500
4.250% due 05/15/23	800,000	801,000
Goldman Sachs Capital II 4.000% § ±	8,875,000	7,144,375
HSBC Bank USA NA 7.000% due 01/15/39	3,040,000	4,136,242
HSBC Finance Corp 6.676% due 01/15/21	570,000	682,322
HSBC Holdings PLC (United Kingdom) 4.250% due 03/14/24	2,500,000	2,576,448
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,391,701
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	4,070,000	4,590,785
Intesa Sanpaolo SPA (Italy)
3.125% due 01/15/16	1,090,000	1,120,770
3.625% due 08/12/15 ~	2,330,000	2,381,120
5.017% due 06/26/24 ~	8,070,000	8,176,693
JPMorgan Chase & Co
3.375% due 05/01/23	3,030,000	2,978,008
3.625% due 05/13/24	7,930,000	7,973,480
4.250% due 10/15/20	1,230,000	1,335,952
4.350% due 08/15/21	690,000	747,977
4.500% due 01/24/22	2,310,000	2,534,021
6.383% due 06/15/29	6,400,000	6,414,278
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,099,656
M&T Bank Corp 6.875% ±	8,130,000	8,264,852
MetLife Inc 4.750% due 02/08/21	2,370,000	2,651,383
Morgan Stanley
4.750% due 03/22/17	600,000	653,573
5.450% due 01/09/17	5,155,000	5,681,372
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,025,836
Navient Corp 8.000% due 03/25/20	3,380,000	3,916,575
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	510,000	516,345
4.875% due 05/13/21 ~	6,220,000	6,759,019
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	980,000	1,000,462
5.125% due 05/28/24	1,980,000	2,013,254
6.000% due 12/19/23	4,240,000	4,598,602
6.100% due 06/10/23	3,870,000	4,241,327
6.125% due 12/15/22	1,910,000	2,094,989
6.400% due 10/21/19	370,000	436,098
7.640% § ±	1,000,000	1,070,000
7.648% § ±	560,000	680,400
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,382,535
Santander U.S. Debt SAU (Spain)
3.724% due 01/20/15 ~	1,500,000	1,522,347
3.781% due 10/07/15 ~	2,750,000	2,841,300
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	6,820,000	7,171,919
6.409% § ± ~	3,900,000	4,204,688
State Street Corp 4.956% due 03/15/18	10,010,000	10,990,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	$1,300,000	$1,345,608
3.150% due 07/22/15 ~	2,290,000	2,353,719
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,792,501
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	3,460,000	3,316,279
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,110,000	2,149,238
The Goldman Sachs Group Inc
3.850% due 07/08/24	1,590,000	1,587,901
5.250% due 07/27/21	1,570,000	1,764,879
5.750% due 01/24/22	400,000	463,388
5.950% due 01/15/27	3,270,000	3,731,106
6.000% due 06/15/20	6,360,000	7,421,459
6.250% due 02/01/41	7,880,000	9,604,294
6.750% due 10/01/37	2,645,000	3,175,465
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,449,640
Voya Financial Inc 2.900% due 02/15/18	700,000	725,909
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,776,250
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,728,337
3.450% due 02/13/23	2,130,000	2,122,368
3.676% due 06/15/16 §	2,830,000	2,987,699
4.600% due 04/01/21	6,240,000	6,950,786
5.375% due 11/02/43	2,030,000	2,237,797
5.606% due 01/15/44	2,367,000	2,717,486
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	3,209,920
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	2,565,000	2,776,613

		411,682,231

Health Care - 2.1%
AbbVie Inc
1.750% due 11/06/17	5,730,000	5,757,458
2.900% due 11/06/22	3,500,000	3,389,039
Amgen Inc 3.625% due 05/22/24	1,590,000	1,606,372
Catholic Health Initiatives 4.350% due 11/01/42	420,000	403,359
DaVita HealthCare Partners Inc 5.125% due 07/15/24	2,430,000	2,449,744
Express Scripts Holding Co 3.500% due 11/15/16	10,520,000	11,175,407
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	1,230,000	1,349,925
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	890,000	987,900
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	2,455,000	3,194,588
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,600,000	3,557,891
HCA Inc
6.500% due 02/15/20	1,200,000	1,353,000
7.500% due 02/15/22	3,060,000	3,538,125
Humana Inc
3.150% due 12/01/22	930,000	913,887
4.625% due 12/01/42	490,000	486,837
Medtronic Inc
3.125% due 03/15/22	430,000	434,619
4.450% due 03/15/20	2,110,000	2,339,435
Perrigo Co PLC (Ireland) 4.000% due 11/15/23 ~	1,130,000	1,150,048

	Principal Amount	Value
Pfizer Inc
6.200% due 03/15/19	$400,000	$475,272
7.200% due 03/15/39	4,000,000	5,667,880
Roche Holdings Inc 6.000% due 03/01/19 ~	1,653,000	1,943,728
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	200,000	205,476
Thermo Fisher Scientific Inc
3.600% due 08/15/21	1,590,000	1,653,982
5.300% due 02/01/44	320,000	355,934
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,269,094
5.700% due 10/15/40	10,000	11,984
5.800% due 03/15/36	660,000	795,993
6.875% due 02/15/38	1,000,000	1,356,480
WellPoint Inc
1.250% due 09/10/15	1,210,000	1,219,540
3.125% due 05/15/22	2,050,000	2,049,498
3.700% due 08/15/21	220,000	229,657
7.000% due 02/15/19	1,290,000	1,557,502
Zoetis Inc 3.250% due 02/01/23	730,000	723,068

		64,602,722

Industrials - 2.0%
ABB Finance USA Inc 4.375% due 05/08/42	390,000	398,924
Air 2 U.S. (Cayman) 8.027% due 10/01/20 ~	1,307,169	1,385,599
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,539,769
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,903,625	4,606,278
Eaton Corp
1.500% due 11/02/17	1,250,000	1,252,345
2.750% due 11/02/22	7,649,000	7,416,210
4.150% due 11/02/42	2,040,000	1,978,349
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,350,425
General Electric Co
0.850% due 10/09/15	2,180,000	2,191,395
4.500% due 03/11/44	1,110,000	1,159,188
5.250% due 12/06/17	3,535,000	3,990,835
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,098,200
6.750% due 09/01/16 ~	5,660,000	6,289,675
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,955,041
Raytheon Co 3.125% due 10/15/20	1,680,000	1,739,904
The Boeing Co 4.875% due 02/15/20	4,110,000	4,690,887
UAL Pass-Through Trust 9.750% due 07/15/18	468,761	532,653
United Airlines Inc 6.750% due 09/15/15 ~	2,225,000	2,250,031
United Technologies Corp
4.500% due 04/15/20	2,130,000	2,383,926
4.500% due 06/01/42	1,880,000	1,973,404
Waste Management Inc
3.500% due 05/15/24	1,530,000	1,541,418
7.375% due 05/15/29	1,510,000	2,000,563
West Corp 5.375% due 07/15/22 ~ #	2,080,000	2,059,200

		59,784,219

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Information Technology - 0.2%
Activision Blizzard Inc 5.625% due 09/15/21 ~	$1,480,000	$1,598,400
National Semiconductor Corp 6.600% due 06/15/17	380,000	440,115
Oracle Corp 1.200% due 10/15/17	4,990,000	4,984,865

		7,023,380

Materials - 3.1%
Ball Corp 5.000% due 03/15/22	1,560,000	1,606,800
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	806,838
4.100% due 05/01/23	2,880,000	2,871,798
6.950% due 04/01/19	2,470,000	2,948,269
Barrick North America Finance LLC 4.400% due 05/30/21	3,030,000	3,173,567
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,101,303
5.000% due 09/30/43	2,320,000	2,569,664
6.500% due 04/01/19	6,830,000	8,226,913
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,724,976
Cliffs Natural Resources Inc
3.950% due 01/15/18	2,150,000	2,180,210
4.800% due 10/01/20	1,320,000	1,293,203
Eagle Spinco Inc 4.625% due 02/15/21	1,920,000	1,912,800
Ecolab Inc 4.350% due 12/08/21	940,000	1,031,942
FMG Resources Property Ltd (Australia)
6.875% due 02/01/18 ~	110,000	115,775
6.875% due 04/01/22 ~	700,000	753,375
8.250% due 11/01/19 ~	790,000	863,075
Freeport-McMoRan Copper & Gold Inc 2.375% due 03/15/18	810,000	822,706
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	832,221
Glencore Finance Canada Ltd (Canada)
2.050% due 10/23/15 ~	4,270,000	4,319,541
2.700% due 10/25/17 ~	3,860,000	3,964,610
5.800% due 11/15/16 ~	820,000	902,704
Hexion US Finance Corp 6.625% due 04/15/20	1,740,000	1,853,100
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	885,000	999,192
6.000% due 11/15/21	490,000	586,556
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	720,553
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,764,361
2.500% due 05/20/16	1,410,000	1,455,962
3.750% due 09/20/21	2,320,000	2,446,187
4.125% due 05/20/21	1,120,000	1,205,123
9.000% due 05/01/19	3,580,000	4,697,737
Rock Tenn Co
3.500% due 03/01/20	1,020,000	1,050,760
4.000% due 03/01/23	900,000	924,722
Southern Copper Corp 5.250% due 11/08/42	7,320,000	6,761,338
Steel Dynamics Inc
6.375% due 08/15/22	850,000	928,625
7.625% due 03/15/20	1,700,000	1,827,500
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	11,296,083
6.875% due 11/21/36	4,520,000	5,020,500
8.250% due 01/17/34	1,205,000	1,512,059
Vedanta Resources PLC (United Kingdom) 9.500% due 07/18/18 ~	1,100,000	1,273,250

		93,345,898

	Principal Amount	Value
Telecommunication Services - 2.6%
America Movil SAB de CV (Mexico)
5.000% due 03/30/20	$2,940,000	$3,274,190
5.625% due 11/15/17	1,500,000	1,698,030
AT&T Inc
3.000% due 02/15/22	260,000	259,149
3.875% due 08/15/21	3,040,000	3,237,703
3.900% due 03/11/24	260,000	270,030
4.350% due 06/15/45	690,000	655,549
4.450% due 05/15/21	390,000	428,701
5.500% due 02/01/18	3,625,000	4,110,148
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,570,739
6.750% due 08/20/18	1,545,000	1,833,485
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	1,870,000	1,862,987
7.500% due 04/01/21	2,520,000	2,772,000
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	903,942
Sprint Capital Corp 8.750% due 03/15/32	3,899,000	4,522,840
Sprint Communications Inc 9.000% due 11/15/18 ~	1,870,000	2,272,050
Sprint Corp 7.875% due 09/15/23 ~	990,000	1,103,850
Telecom Italia Capital SA (Luxembourg) 7.175% due 06/18/19	160,000	185,700
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	1,420,000	1,587,245
5.877% due 07/15/19	350,000	406,176
6.221% due 07/03/17	150,000	169,838
6.421% due 06/20/16	250,000	275,332
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,503,800
Verizon Communications Inc
1.250% due 11/03/14	3,000,000	3,009,288
3.450% due 03/15/21	2,350,000	2,431,423
4.150% due 03/15/24	1,890,000	1,976,254
5.150% due 09/15/23	11,690,000	13,099,498
6.350% due 04/01/19	300,000	355,105
6.400% due 09/15/33	9,060,000	11,115,995
6.550% due 09/15/43	6,200,000	7,818,014
7.750% due 12/01/30	330,000	451,805

		78,160,866

Utilities - 1.6%
AES Corp
4.875% due 05/15/23	1,170,000	1,164,150
7.375% due 07/01/21	580,000	681,500
8.000% due 06/01/20	2,530,000	3,054,975
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	746,474
6.500% due 09/15/37	2,400,000	3,100,558
Calpine Corp
5.875% due 01/15/24 ~	120,000	127,200
7.500% due 02/15/21 ~	3,022,000	3,282,647
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,711,936
5.200% due 08/15/19	2,300,000	2,619,389
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,099,028
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,377,324
4.250% due 03/15/23	5,100,000	5,085,700
7.375% due 11/15/31	11,550,000	13,669,725
Pacific Gas & Electric Co
6.050% due 03/01/34	3,052,000	3,780,845
8.250% due 10/15/18	930,000	1,162,932

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
PacifiCorp 5.650% due 07/15/18	$1,860,000	$2,126,793
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,225,165

		50,016,341

Total Corporate Bonds & Notes (Cost $1,047,355,526)		1,122,774,631

SENIOR LOAN NOTES - 3.1%

Consumer Discretionary - 1.3%

Aramark Corp Term F 3.250% due 02/24/21 §	2,064,825	2,054,501
Big Heart Pet Brands 3.500% due 03/08/20 §	2,907,957	2,893,418
Caesars Entertainment Operating Co Term B6 5.531% due 01/26/18 §	1,437,099	1,344,178
CCM Merger Inc Term B 5.000% due 03/01/17 §	1,425,873	1,429,438
Charter Communications Operating LLC
Term E
3.000% due 07/01/20 §	1,980,000	1,953,765
Term F
3.000% due 01/03/21 §	1,039,500	1,025,857
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,168,421	1,167,720
J Crew Group Inc Term B 4.000% due 03/05/21 §	595,408	588,477
Landry’s Inc Term B 4.000% due 04/24/18 §	1,858,781	1,865,751
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	1,621,058	1,626,731
McGraw Hill Global Holdings Term B (1st Lien) 5.750% due 03/22/19 §	925,225	941,706
Michaels Stores Inc 3.750% due 01/28/20 §	2,376,000	2,375,152
Party City Holdings Inc 4.000% due 07/27/19 §	2,222,550	2,208,659
Phillips-Van Heusen Corp Term B 3.250% due 02/13/20 §	995,181	1,003,474
ServiceMaster Co 5.500% due 01/31/17 §	4,925,000	4,934,234
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	2,475,634
Univision Communications Inc Term C4 4.000% due 03/01/20 §	2,840,925	2,842,257
Virgin Media Bristol LLC Term B 3.500% due 06/05/20 §	2,820,000	2,812,775
Visant Corp Term B 5.250% due 12/22/16 §	1,456,574	1,451,568
Wendy’s International Inc Term B 3.250% due 05/15/19 §	3,047,000	3,055,876

		40,051,171

Consumer Staples - 0.2%
H.J. Heinz Co
Term B1
3.250% due 06/07/19 §	683,100	684,890
Term B2
3.500% due 06/05/20 §	2,277,000	2,296,491
Supervalu Inc Term B 4.500% due 03/21/19 §	3,059,877	3,062,505
The Sun Products Corp 5.500% due 03/23/20 §	980,128	964,201

		7,008,087

	Principal Amount	Value
Financials - 0.2%
First Data Corp
4.154% due 09/24/18 §	$1,000,000	$1,003,542
Term B
4.154% due 03/24/18 §	3,257,313	3,268,120
Windsor Financing LLC Term B 6.250% due 12/05/17 §	933,510	961,516

		5,233,178

Health Care - 0.1%
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,156,110	3,161,289

Industrials - 0.5%
ADS Waste Holdings Inc 3.750% due 10/09/19 §	1,445,327	1,440,551
American Airlines Inc 3.750% due 06/27/19 §	1,683,000	1,689,912
BakerCorp International Inc 4.250% due 02/14/20 §	980,075	969,458
CSC Holdings LLC Term B 2.650% due 04/17/20 §	2,014,965	1,996,075
FGI Operating Co LLC 5.500% due 04/19/19 §	1,097,213	1,108,185
Gardner Denver Inc 4.250% due 07/30/20 §	2,504,716	2,506,707
INA Beteiligungsgesellschaft mbH Term E (Germany) due 05/15/20 µ	2,000,000	2,011,250
Nielsen Finance LLC Term B2 3.151% due 04/15/21 §	2,210,730	2,223,990
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,848,886	2,844,308

		16,790,436

Information Technology - 0.0%
SunGard Data Systems Inc Term E 4.000% due 03/08/20 §	1,345,768	1,352,287

Materials - 0.1%
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	1,960,200	1,964,283

Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	2,898,513	2,907,119
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,470,141	1,469,957
Windstream Corp Term B4 3.500% due 01/23/20 §	920,653	919,641

		5,296,717

Utilities - 0.5%
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	10,700,000	10,784,263
Equipower Resources Holdings LLC (1st Lien) 4.250% due 12/21/18 §	1,217,728	1,223,816
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,969,925	2,967,038

		14,975,117

Total Senior Loan Notes (Cost $96,014,197)		95,832,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 40.1%

Collateralized Mortgage Obligations - Commercial - 4.0%

ACRE Commercial Mortgage Trust
3.152% due 06/15/30 " § ~	$490,000	$496,396
4.552% due 06/15/30 " § ~	1,940,000	1,986,321
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	480,000	516,677
5.565% due 06/10/49 " §	2,890,000	3,024,410
5.622% due 04/10/49 " §	3,060,000	3,082,416
Bear Stearns Commercial Mortgage Securities Trust 5.886% due 06/11/50 " §	1,240,000	1,277,953
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	2,430,000	2,051,174
CD Mortgage Trust
5.566% due 01/15/46 " §	2,890,000	2,732,975
5.688% due 10/15/48 "	1,690,000	1,640,176
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " §	1,430,000	1,447,460
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,443,027	1,468,661
5.482% due 10/15/49 "	1,350,000	1,369,871
6.137% due 12/10/49 " §	680,000	686,490
COBALT CMBS Commercial Mortgage Trust 5.526% due 04/15/47 " §	1,225,000	1,349,413
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	286,140
Commercial Mortgage Trust
2.987% due 04/12/35 " §	880,000	870,595
3.250% due 06/15/34 " § ~	4,200,000	4,200,000
4.300% due 10/10/46 "	1,030,000	1,100,056
4.762% due 10/10/46 " §	450,000	486,230
5.086% due 10/10/46 " §	220,000	238,806
5.819% due 07/10/38 " §	2,041,000	2,215,887
Credit Suisse Commercial Mortgage Trust
5.615% due 01/15/49 " §	2,704,000	2,967,041
5.749% due 01/15/49 " §	2,690,000	2,728,701
DBUBS Mortgage Trust (IO) 1.417% due 08/10/44 " § ~	12,846,184	357,182
EQTY Mortgage Trust 2.504% due 05/08/31 " § ~	3,060,000	3,071,458
Extended Stay America Trust 2.958% due 12/05/31 " ~	1,090,000	1,108,069
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.022% due 09/25/22 " §	6,058,677	355,157
1.363% due 04/25/20 " §	23,434,120	1,212,880
1.371% due 06/25/21 " §	10,724,573	765,638
1.588% due 12/25/21 " §	7,077,029	598,809
1.643% due 06/25/22 " §	4,321,144	413,034
1.727% due 10/25/21 " §	6,013,821	557,168
1.816% due 06/25/20 " §	534,675	40,285
1.827% due 07/25/21 " §	14,841,486	1,411,915
GMAC Commercial Mortgage Securities Inc Trust 5.284% due 11/10/45 " §	3,160,000	3,090,603
Government National Mortgage Association
2.000% due 12/16/49 "	1,815,055	1,824,652
2.250% due 03/16/35 "	1,835,147	1,874,074
2.900% due 02/16/44 - 06/16/44 " §	14,163,121	14,435,242
Government National Mortgage Association (IO)
0.826% due 08/16/52 " §	9,234,410	613,313
0.946% due 06/16/55 " §	9,636,403	622,868
1.176% due 11/16/55 " §	38,170,000	3,113,794

	Principal Amount	Value
GS Mortgage Securities Trust 5.161% due 11/10/46 " §	$1,680,000	$1,857,151
GS Mortgage Securities Trust (IO) 1.704% due 08/10/44 " § ~	5,635,704	370,471
JP Morgan Chase Commercial Mortgage Securities Trust 5.502% due 06/12/47 " §	7,640,000	7,650,623
JPMBB Commercial Mortgage Securities Trust
5.050% due 01/15/47 " §	510,000	558,698
5.251% due 11/15/45 " §	950,000	1,032,630
JPMorgan Chase Commercial Mortgage Securities Trust
5.930% due 02/12/51 " §	400,000	449,257
6.082% due 02/12/51 " §	1,400,000	1,575,904
LB Commercial Mortgage Trust 6.090% due 07/15/44 " §	1,390,000	1,555,472
LB-UBS Commercial Mortgage Trust 6.370% due 09/15/45 " §	960,000	1,094,798
Merrill Lynch Mortgage Trust
5.802% due 08/12/43 " §	3,190,000	3,288,276
6.033% due 06/12/50 " §	140,000	156,556
ML-CFC Commercial Mortgage Trust
5.378% due 08/12/48 "	5,479,987	5,918,408
5.450% due 08/12/48 " §	3,390,000	3,285,132
6.193% due 09/12/49 " §	3,650,000	3,559,600
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	1,354,000	1,341,631
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 2.029% due 08/15/45 " § ~	10,585,232	952,618
PFP III Ltd (Cayman) 4.252% due 06/14/31 " § ~	1,950,000	1,970,635
RBS Commercial Funding Inc Trust 3.961% due 01/13/32 " § ~	2,463,000	2,582,127
UBS-Barclays Commercial Mortgage Trust 3.317% due 12/10/45 " ~	1,150,000	1,142,703
UBS-Barclays Commercial Mortgage Trust (IO) 1.864% due 12/10/45 " § ~	9,114,499	994,059
Wachovia Bank Commercial Mortgage Trust
5.383% due 12/15/43 "	1,220,000	1,328,661
5.632% due 10/15/48 " §	2,670,000	2,743,587
5.660% due 04/15/47 " §	1,310,000	1,370,718
WFRBS Commercial Mortgage Trust (IO)
1.284% due 02/15/44 " § ~	15,859,155	546,768
1.503% due 03/15/47 " §	11,289,952	940,261
1.738% due 06/15/45 " § ~	3,184,186	294,149

		122,250,883

Collateralized Mortgage Obligations - Residential - 14.2%
Adjustable Rate Mortgage Trust
0.402% due 03/25/36 " §	803,519	530,904
2.516% due 07/25/35 " §	956,777	920,228
2.586% due 10/25/35 " §	10,260,000	9,435,209
Alternative Loan Trust
0.452% due 12/25/35 " §	3,031,870	2,565,878
0.452% due 01/25/36 " §	8,971,676	7,770,700
6.000% due 03/25/27 "	370,227	345,188
6.000% due 05/25/36 "	6,481,337	5,425,190
6.500% due 09/25/34 "	1,155,235	1,149,968
6.500% due 09/25/36 "	3,198,606	2,859,522
16.606% due 06/25/35 " §	10,275,747	13,302,710
Bear Stearns ALT-A Trust 0.852% due 01/25/35 " §	6,100,689	5,991,105
Bear Stearns ARM Trust 2.628% due 10/25/36 " §	459,533	400,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities I Trust 22.993% due 03/25/36 " §	$3,944,620	$4,424,976
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 08/25/47 " § ~	1,105,214	769,325
0.352% due 01/25/36 " § ~	13,881	12,740
0.382% due 07/25/36 " § ~	158,728	138,219
0.442% due 10/25/35 " § ~	42,059	39,492
0.452% due 08/25/35 " § ~	18,271	16,853
Citigroup Mortgage Loan Trust
2.380% due 02/25/36 " § ~	2,108,834	2,116,693
2.695% due 04/25/37 " §	2,336,168	2,109,235
6.500% due 10/25/36 " ~	3,644,269	2,909,822
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	6,423,020	5,389,408
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	3,142,690	3,217,176
5.750% due 02/25/37 "	12,666,081	11,756,428
Fannie Mae
0.502% due 05/25/34 " §	1,259,770	1,261,104
4.000% due 04/25/40 - 07/25/40 "	37,500,000	39,075,904
5.400% due 10/25/23 " §	8,270,000	9,973,397
5.500% due 04/25/42 "	9,861,152	11,050,530
6.000% due 05/25/42 "	4,149,285	4,635,176
6.500% due 06/25/39 - 07/25/42 "	9,185,620	10,259,258
7.000% due 05/25/42 "	1,735,788	1,971,214
Fannie Mae (IO)
1.916% due 07/29/44 " §	24,400,000	1,841,438
3.000% due 11/25/26 - 09/25/32 "	30,397,818	3,707,699
3.500% due 11/25/41 "	4,791,826	993,644
4.000% due 11/25/41 "	8,141,144	1,898,540
4.500% due 11/25/39 "	1,329,516	264,370
5.000% due 01/25/38 - 01/25/39 "	2,806,031	483,491
5.000% due 01/25/39 " §	741,370	126,964
5.500% due 01/25/39 " §	732,062	129,574
5.848% due 07/25/42 " §	1,010,664	214,112
5.948% due 09/25/42 - 07/25/43 " §	3,542,452	755,705
5.998% due 09/25/41 - 12/25/42 " §	25,493,990	5,009,873
6.000% due 01/25/38 - 07/25/38 "	3,321,744	594,774
6.328% due 04/25/40 " §	2,056,980	293,693
6.378% due 12/25/40 " §	922,863	121,833
6.428% due 09/25/40 " §	3,250,403	636,882
6.448% due 11/25/36 - 07/25/42 " §	4,073,584	809,277
6.488% due 07/25/41 " §	1,818,347	289,965
6.498% due 02/25/41 - 03/25/42 " §	5,664,481	957,044
Fannie Mae (PO) 0.278% due 03/25/42 "	574,456	534,775
Freddie Mac
0.502% due 04/15/33 " §	159,453	159,555
1.152% due 02/15/32 " §	183,822	188,947
3.500% due 10/15/37 "	2,700,000	2,762,847
4.000% due 12/15/39 "	10,346,417	10,939,474
5.000% due 02/15/30 - 03/15/35 "	26,337,496	28,669,560
5.500% due 07/15/34 "	10,528,677	11,945,021
5.848% due 05/15/44 " §	11,956,608	2,739,065
6.000% due 05/15/36 "	6,719,516	7,507,423
Freddie Mac (IO)
3.000% due 09/15/31 - 12/15/31 "	6,760,785	944,881
3.500% due 06/15/27 "	8,093,893	1,015,831
5.798% due 10/15/41 " §	4,758,338	946,287
5.878% due 09/15/37 " §	3,121,088	440,738
5.898% due 08/15/39 - 08/15/42 " §	4,920,765	821,316
5.998% due 08/15/32 - 11/15/42 " §	4,549,823	993,281
6.048% due 05/15/39 " §	2,395,888	470,790
6.078% due 01/15/40 " §	760,015	112,147
6.098% due 09/15/42 " §	2,468,559	459,028
6.138% due 11/15/36 " §	1,322,506	178,814
6.448% due 11/15/41 " §	4,253,879	779,314

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes 4.652% due 02/25/24 " §	$3,590,000	$4,127,915
Government National Mortgage Association
0.502% due 08/20/58 " §	21,731,503	21,681,738
0.652% due 03/20/61 " §	3,121,656	3,122,114
1.151% due 05/20/60 " §	850,510	866,366
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,227,903
5.000% due 07/20/39 - 04/16/40 "	10,600,000	11,633,393
Government National Mortgage Association (IO)
3.500% due 04/20/27 - 05/20/43 "	11,453,645	1,616,116
5.000% due 11/20/36 "	2,480,690	166,316
5.948% due 08/16/42 " §	2,846,242	460,384
5.998% due 06/16/43 " §	7,028,575	1,202,232
6.048% due 10/16/42 " §	3,348,192	680,151
6.327% due 04/20/40 " §	551,002	96,592
6.347% due 03/20/39 " §	1,210,319	161,284
6.397% due 06/20/40 " §	6,037,090	1,286,934
6.398% due 04/16/34 " §	258,859	11,736
6.497% due 01/20/40 " §	869,957	128,060
6.547% due 06/20/43 " §	5,600,959	1,144,574
6.597% due 12/20/39 " §	5,780,598	1,057,034
GSMPS Mortgage Loan Trust
0.502% due 01/25/35 " § ~	4,238,376	3,595,215
0.502% due 03/25/35 " § ~	1,631,128	1,440,869
0.502% due 09/25/35 " § ~	4,849,253	4,189,813
GSR Mortgage Loan Trust 2.585% due 07/25/35 " §	943,276	901,118
GSR Mortgage Loan Trust (IO) 6.398% due 10/25/36 " §	2,737,281	470,678
Homestar Mortgage Acceptance Corp 0.702% due 01/25/35 " §	1,121,157	1,117,520
Impac CMB Trust 0.412% due 11/25/35 " §	4,712,320	3,739,226
IndyMac INDX Mortgage Loan Trust
0.392% due 06/25/37 " §	4,303,021	3,848,687
0.412% due 06/25/35 " §	3,317,701	3,010,485
JP Morgan Mortgage Trust 2.779% due 08/25/35 " §	2,400,000	2,279,868
Lehman Mortgage Trust
0.902% due 12/25/35 " §	11,164,720	8,355,029
6.000% due 05/25/37 "	905,286	875,948
MASTR Adjustable Rate Mortgages Trust 2.642% due 04/21/34 " §	3,347,227	3,396,143
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	2,282,018	2,357,668
Merrill Lynch Mortgage Investors Trust 2.615% due 06/25/35 " §	4,000,000	3,858,524
Morgan Stanley Mortgage Loan Trust
2.523% due 07/25/35 " §	2,808,989	2,458,492
2.573% due 07/25/34 " §	1,286,404	1,297,889
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	3,064,679	3,176,877
RAAC Trust 6.000% due 09/25/34 "	114,622	116,985
RBSSP Resecuritization Trust 2.999% due 12/26/35 " § ~	1,059,853	1,062,662
Residential Asset Securitization Trust
0.652% due 07/25/36 " §	941,336	717,089
6.000% due 08/25/36 "	2,315,422	2,146,438
Structured Adjustable Rate Mortgage Loan Trust
0.452% due 08/25/37 " §	3,095,495	2,601,033
2.415% due 05/25/34 " §	1,904,783	1,925,680
2.484% due 08/25/36 " §	12,590,183	10,057,139
5.117% due 05/25/36 " §	5,410,053	4,524,925
Wachovia Mortgage Loan Trust 0.330% due 01/25/37 " §	1,463,254	1,028,969

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/45 " §	$4,728,374	$4,476,692
0.472% due 08/25/45 " §	7,350,448	7,045,199
0.702% due 07/25/44 " §	646,405	618,332
0.824% due 03/25/47 " §	6,777,531	5,548,107
1.829% due 10/25/36 " §	2,341,374	1,930,229
2.417% due 09/25/33 " §	418,721	428,625
2.448% due 02/25/33 " §	1,318,661	1,313,576
4.689% due 07/25/37 " §	7,158,631	6,683,520
6.000% due 07/25/36 "	1,231,223	954,871
Wells Fargo Mortgage Loan Trust 2.900% due 08/27/35 " § ~	3,332,340	3,368,876
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	3,427,820	3,398,383
6.000% due 08/25/37 "	2,665,531	2,668,537

		436,218,776

Fannie Mae - 14.3%
2.500% due 01/01/28 - 07/01/29 "	10,732,307	10,908,431
3.000% due 07/01/29 - 02/01/43 "	49,522,148	50,039,908
3.500% due 07/01/29 - 07/01/44 "	74,906,955	77,290,253
4.000% due 10/01/42 - 08/01/44 "	191,337,670	202,354,442
4.500% due 04/01/23 - 07/01/44 "	47,013,636	51,109,447
5.000% due 07/01/33 - 05/01/42 "	23,482,547	26,221,092
5.500% due 04/01/37 - 11/01/38 "	6,952,489	7,790,157
6.000% due 04/01/33 - 08/01/37 "	1,256,891	1,424,209
6.500% due 05/01/40 "	7,645,924	8,624,089
7.000% due 02/01/39 "	3,735,234	4,148,145

		439,910,173

Freddie Mac - 3.5%
2.060% due 06/01/37 " §	1,302,521	1,375,712
2.132% due 07/01/37 " §	327,500	348,343
2.243% due 06/01/37 " §	46,263	48,932
2.245% due 06/01/37 " §	103,281	107,774
2.433% due 11/01/36 " §	578,927	617,912
2.494% due 01/01/37 " §	107,220	114,562
3.500% due 07/01/29 - 07/01/44 "	11,631,202	11,946,527
4.000% due 10/01/25 - 04/01/43 "	21,559,548	23,053,288
4.500% due 12/01/43 - 07/01/44 "	32,152,236	35,067,499
5.000% due 12/01/35 - 03/01/38 "	9,482,299	10,499,990
5.500% due 08/01/37 - 12/01/38 "	5,369,100	5,996,003
6.000% due 10/01/36 - 11/01/39 "	13,063,124	14,703,456
6.500% due 09/01/39 - 09/01/39 "	2,324,029	2,619,964
7.000% due 03/01/39 "	1,081,721	1,198,574

		107,698,536

Government National Mortgage Association - 4.1%
0.784% due 08/20/60 " §	1,012,723	1,024,468
3.500% due 07/01/44 - 07/01/44 "	20,400,000	21,204,438
4.000% due 07/01/44 "	11,200,000	11,977,000
4.500% due 01/20/40 - 07/20/41 "	35,109,205	38,451,934
5.000% due 01/15/40 - 11/20/40 "	27,533,752	30,549,214
5.500% due 06/15/36 "	981,518	1,108,166
6.000% due 06/20/35 - 03/20/42 "	17,190,498	19,536,932
6.500% due 10/20/37 "	1,671,245	1,888,451

		125,740,603

Total Mortgage-Backed Securities (Cost $1,214,463,777)		1,231,818,971

	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.8%
ACE Securities Corp Home Equity Loan Trust 0.932% due 04/25/34 " §	$2,210,966	$2,102,848
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.172% due 04/25/34 " §	1,971,635	1,777,324
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.050% due 10/25/34 " §	6,950,000	6,458,482
Asset-Backed Pass-Through Certificates 0.840% due 04/25/34 " §	1,918,050	1,905,057
Asset-Backed Securities Corp Home Equity Loan Trust 0.945% due 06/25/34 " §	1,057,742	1,055,341
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 " ~	1,770,000	1,770,610
2.100% due 03/20/19 " ~	2,300,000	2,326,976
2.802% due 05/20/18 " ~	2,415,000	2,508,480
2.970% due 02/20/20 " ~	2,540,000	2,626,930
Bear Stearns Asset-Backed Securities Trust 0.722% due 09/25/34 " §	932,904	912,211
Citigroup Mortgage Loan Trust 0.222% due 05/25/37 " §	519,211	447,822
Citigroup Mortgage Loan Trust Inc
0.302% due 08/25/36 " §	651,995	612,797
0.582% due 07/25/35 " §	1,087,942	1,078,202
Countrywide Home Equity Loan Trust 0.302% due 11/15/36 " §	234,382	198,053
Credit-Based Asset Servicing & Securitization LLC 0.932% due 07/25/33 " §	1,433,099	1,345,554
EFS Volunteer No 2 LLC 1.500% due 03/25/36 " § ~	3,800,000	3,916,090
EFS Volunteer No 3 LLC 1.150% due 04/25/33 " § ~	3,200,000	3,231,816
Greenpoint Manufactured Housing
2.915% due 03/18/29 " §	2,100,000	1,863,172
3.534% due 06/19/29 " §	725,000	647,570
3.649% due 02/20/30 " §	725,000	630,750
7.270% due 06/15/29 "	4,016,523	4,055,230
GSAA Home Equity Trust 0.312% due 07/25/36 " §	2,574,203	1,368,961
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,420,000	2,408,800
HLSS Servicer Advance Receivables Backed Notes 1.981% due 11/15/46 " ~	4,440,000	4,449,222
Lehman XS Trust 5.245% due 05/25/37 " §	18,582,882	13,802,175
Manufactured Housing Contract Trust Pass-Through Certificates
3.652% due 03/13/32 " §	2,200,000	1,997,545
3.654% due 02/20/32 " §	1,375,000	1,268,772
National Collegiate Student Loan Trust
0.422% due 03/26/29 " §	9,000,000	8,201,304
1.002% due 03/25/38 " §	21,820,000	16,427,257
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,461,109
Nelnet Student Loan Trust 0.389% due 01/25/37 " §	1,052,558	1,042,837
NovaStar Mortgage Funding Trust 1.212% due 12/25/33 " §	1,521,446	1,435,618
Origen Manufactured Housing Contract Trust
2.109% due 04/15/37 " §	10,370,018	9,277,966
2.246% due 10/15/37 " §	17,177,668	14,141,828
PAMCO CLO 7.910% due 08/06/14 " Y	1,726,245	422,930

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
RAMP Trust
0.422% due 10/25/36 " §	$4,182,000	$3,479,700
0.562% due 11/25/35 " §	2,000,000	1,969,666
5.350% due 02/25/33 " §	1,615,316	1,631,572
RASC Trust 0.302% due 06/25/36 " §	1,187,552	1,178,473
Saxon Asset Securities Trust 0.840% due 05/25/35 " §	2,597,529	2,451,374
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	7,955,327	7,861,208
SLM Student Loan Trust 0.902% due 05/26/26 " §	2,200,000	2,243,410
Structured Asset Investment Loan Trust 1.152% due 10/25/33 " §	3,393,325	3,228,731
Structured Asset Securities Corp Pass-Through Certificates 3.450% due 02/25/32 "	2,502,905	2,478,612

Total Asset-Backed Securities (Cost $140,413,162)		147,700,385

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
4.236% due 10/09/19	30,610,000	26,927,311
6.625% due 11/15/30	15,850,000	22,373,701
Financing Corp Strips
1.346% due 08/03/18	960,000	901,972
3.206% due 03/07/19	2,060,000	1,897,610
3.241% due 12/27/18	10,969,000	10,171,960
3.789% due 11/02/18	12,210,000	11,380,770
4.003% due 12/06/18	5,350,000	4,971,033
4.302% due 09/26/19	5,315,000	4,803,543
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	7,685,379

Total U.S. Government Agency Issues (Cost $87,844,495)		91,113,279

U.S. TREASURY OBLIGATIONS - 5.4%

U.S. Treasury Bonds - 3.1%

3.375% due 05/15/44	22,990,000	23,099,570
3.625% due 02/15/44	67,380,000	70,970,074
3.750% due 11/15/43	1,450,000	1,563,055

		95,632,699

U.S. Treasury Inflation Protected Securities - 1.4%
0.375% due 07/15/23 ^	20,107,164	20,492,035
0.625% due 02/15/43 ^	16,444,929	14,909,005
2.125% due 02/15/40 ^	4,814,645	6,116,857

		41,517,897

U.S. Treasury Notes - 0.7%
0.250% due 08/31/14	2,110,000	2,110,701
0.375% due 04/30/16	3,440,000	3,438,927
0.875% due 04/15/17	1,450,000	1,453,569
1.500% due 07/31/16	360,000	367,495
2.500% due 05/15/24	430,000	429,160
2.750% due 02/15/24	14,840,000	15,168,676

		22,968,528

U.S. Treasury Strips - 0.2%
7.532% due 02/15/43	14,660,000	5,420,447

Total U.S. Treasury Obligations (Cost $162,167,939)		165,539,571

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 8.2%

Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 9,435,000	$10,211,616
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	51,262,000	22,481,618
Colombia Government (Colombia) 5.625% due 02/26/44	$4,020,000	4,522,500
Hungary Government (Hungary) 5.750% due 11/22/23	7,198,000	7,971,785
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,454,613
4.875% due 05/05/21 ~	4,160,000	4,388,800
5.375% due 10/17/23 ~	400,000	426,500
5.875% due 03/13/20 ~	260,000	289,900
5.875% due 01/15/24 ~	973,000	1,076,381
Italy Buoni Poliennali Del Tesoro (Italy) 3.750% due 05/01/21	EUR 30,890,000	46,930,551
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 130,861,300	10,746,342
7.750% due 11/13/42	501,337,500	43,867,717
8.500% due 11/18/38	43,677,100	4,120,053
10.000% due 12/05/24	14,760,000	1,521,996
Mexico Government (Mexico) 5.550% due 01/21/45	$12,660,000	14,432,400
New Zealand Government (New Zealand) 3.000% due 04/15/20	NZD 15,280,000	12,576,411
Poland Government (Poland)
4.000% due 10/25/23	PLN 65,190,000	22,406,307
4.000% due 01/22/24	$8,690,000	9,059,325
Russian Government (Russia)
7.500% due 03/31/30 ~	5,934,155	6,884,451
7.500% due 03/31/30 § ~	1,849,500	2,145,679
South Africa Government (South Africa) 5.875% due 09/16/25	6,925,000	7,717,913
Turkey Government (Turkey)
5.625% due 03/30/21	4,241,000	4,643,895
5.750% due 03/22/24	4,610,000	5,059,475
6.250% due 09/26/22	1,468,000	1,657,812
6.625% due 02/17/45	3,210,000	3,731,625
7.000% due 03/11/19	580,000	669,755
7.500% due 11/07/19	200,000	237,600

Total Foreign Government Bonds & Notes (Cost $243,812,107)		251,233,020

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc 0.505% due 01/29/46 §	2,500,000	2,282,605

Total Municipal Bonds (Cost $2,081,382)		2,282,605

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $127,141)		159,139

SHORT-TERM INVESTMENTS - 7.0%
U.S. Government Agency Issues - 1.9%
Fannie Mae 0.056% due 09/22/14	33,000,000	32,997,723
Freddie Mac 0.061% due 10/17/14	25,000,000	24,997,000

		57,994,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 5.1%

Deutsche Bank AG 0.060% due 07/01/14 (Dated 06/30/14, repurchase price of $4,000,007; collateralized by U.S. Treasury Note: 4.500% due 05/15/17 and value $4,079,999)	$4,000,000	$4,000,000
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $9,200,634; collateralized by Freddie Mac: 1.500% due 06/26/18 and value $9,385,000)	9,200,634	9,200,634
The Royal Bank of Scotland Group PLC 0.060% due 07/01/14 (Dated 06/30/14, repurchase price of $93,300,181; collateralized by Fannie Mae: 5.000% due 03/15/16 - 05/11/17 and value $47,580,969; and Freddie Mac: 0.090% due 02/23/15 and value $47,585,039)	93,300,000	93,300,000
The Royal Bank of Scotland Group PLC 0.070% due 07/01/14 (Dated 06/30/14, repurchase price of $50,000,083; collateralized by U.S. Treasury Note: 0.750% due 02/28/18 and value $51,000,000)	50,000,000	50,000,000

		156,500,634

Total Short-Term Investments (Cost $214,491,950)		214,495,357

TOTAL INVESTMENTS - 108.5% (Cost $3,216,038,848)		3,330,909,654

OTHER ASSETS & LIABILITIES, NET - (8.5%)		(261,799,302)

NET ASSETS - 100.0%		$3,069,110,352

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	40.1%
Corporate Bonds & Notes	36.6%
Foreign Government Bonds & Notes	8.2%
Short-Term Investments	7.0%
U.S. Treasury Obligations	5.4%
Asset-Backed Securities	4.8%
Senior Loan Notes	3.1%
U.S. Government Agency Issues	3.0%
Others (each less than 3.0%)	0.3%

	108.5%
Other Assets & Liabilities, Net	(8.5%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	An investment with a value of $422,930 or less than 0.1% of the portfolio’s net assets was in default as of June 30, 2014.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/15)	1,160	$378,493
Eurodollar (06/16)	1,017	663,282
U.S. Treasury 5-Year Notes (09/14)	1,586	194,533
U.S. Treasury 30-Year Bonds (09/14)	892	160,913

		1,397,221

Short Futures Outstanding
Euro-Bund (09/14)	145	(378,638)
Euro FX (09/14)	197	(123,503)
Eurodollar (06/18)	989	(790,414)
JPY - USD Currency (09/14)	41	(62,658)
U.S. Treasury 2-Year Notes (09/14)	19	2,313
U.S. Treasury 10-Year Notes (09/14)	3,267	(494,867)
U.S. Treasury 30-Year Bonds (09/14)	977	(389,276)

		(2,237,043)

Total Futures Contracts		($839,822)

(e)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	17,068,386	USD	23,275,304	08/14	CIT	$100,225
PLN	23,709,045	USD	7,773,585	08/14	CIT	11,967
USD	90,893,935	EUR	65,436,054	08/14	CIT	1,277,819
USD	28,698,191	EUR	20,612,000	08/14	MSC	469,603
USD	7,477,019	EUR	5,464,866	08/14	UBS	(7,236)
USD	29,932,980	GBP	17,670,000	08/14	GSC	(297,242)
USD	10,650,669	JPY	1,083,500,000	07/14	JPM	(45,871)
USD	16,061,723	JPY	1,636,529,000	08/14	BRC	(97,825)
USD	19,661,163	JPY	2,000,022,000	08/14	CIT	(87,618)
USD	7,761,942	PLN	23,709,045	08/14	CIT	(23,610)

Total Forward Foreign Currency Contracts						$1,300,212

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(f)	Purchased options outstanding as of June 30, 2014 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - 10-Year U.S. Treasury Note Futures (08/14)	$125.00	07/25/14	CME	65	$29,727	$41,641
Call - 30-Year U.S. Treasury Note Futures (08/14)	136.00	07/25/14	CME	16	16,552	27,250
Call - 30-Year U.S. Treasury Note Futures (08/14)	137.00	07/25/14	CME	54	32,238	58,219
Call - 5-Year U.S. Treasury Note Futures (09/14)	120.00	08/22/14	CME	94	22,704	22,748

					101,221	149,858

Put - 30-Year U.S. Treasury Note Futures (08/14)	135.00	07/25/14	CME	33	25,920	9,281

Total Purchased Options					$127,141	$159,139

(g)	Transactions in written options for the period ended June 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	1,109	$575,255
Call Options Written	7,351	3,181,063
Put Options Written	5,537	2,452,161
Call Options Exercised	(3,811)	(1,765,583)
Put Options Exercised	(698)	(304,708)
Call Options Expired	(2,532)	(808,537)
Put Options Expired	(3,286)	(1,375,360)
Call Options Closed	(1,375)	(774,750)
Put Options Closed	(1,184)	(582,355)

Outstanding, June 30, 2014	1,111	$597,186

(h)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - 10-Year U.S. Treasury Note Futures (08/14)	$126.00	07/25/14	CME	94	$20,257	($20,563)
Call - 10-Year U.S. Treasury Note Futures (09/14)	125.00	08/22/14	CME	204	134,790	(181,687)
Call - 10-Year U.S. Treasury Note Futures (09/14)	126.00	08/22/14	CME	20	12,841	(8,750)
Call - 30-Year U.S. Treasury Note Futures (09/14)	138.00	08/22/14	CME	76	87,847	(84,312)

					255,735	(295,312)

Put - 5-Year U.S. Treasury Note Futures (08/14)	119.00	07/25/14	CME	127	35,306	(21,828)
Put - 10-Year U.S. Treasury Note Futures (08/14)	124.00	07/25/14	CME	47	12,332	(8,078)
Put - 10-Year U.S. Treasury Note Futures (08/14)	124.50	07/25/14	CME	94	41,538	(27,906)
Put - 10-Year U.S. Treasury Note Futures (08/14)	125.00	07/25/14	CME	141	65,636	(66,094)
Put - 30-Year U.S. Treasury Note Futures (08/14)	132.00	07/25/14	CME	59	12,714	(2,766)
Put - 30-Year U.S. Treasury Note Futures (08/14)	133.00	07/25/14	CME	59	28,839	(4,609)
Put - 30-Year U.S. Treasury Note Futures (08/14)	134.00	07/25/14	CME	76	22,378	(11,875)
Put - 10-Year U.S. Treasury Note Futures (09/14)	123.50	08/22/14	CME	43	31,423	(11,422)
Put - 30-Year U.S. Treasury Note Futures (09/14)	135.00	08/22/14	CME	71	91,285	(46,594)

					341,451	(201,172)

Total Written Options					$597,186	($496,484)

(i)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX HY 20 5Y Index	5.000%	06/20/18	CME	$5,524,200	($534,896)	($204,948)	($329,948)

Total Swap Agreements					($534,896)	($204,948)	($329,948)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,960,131	$7,960,131	$-	$-
	Corporate Bonds & Notes	1,122,774,631	-	1,121,389,032	1,385,599
	Senior Loan Notes	95,832,565	-	95,832,565	-
	Mortgage-Backed Securities	1,231,818,971	-	1,228,705,177	3,113,794
	Asset-Backed Securities	147,700,385	-	138,785,497	8,914,888
	U.S. Government Agency Issues	91,113,279	-	91,113,279	-
	U.S. Treasury Obligations	165,539,571	-	165,539,571	-
	Foreign Government Bonds & Notes	251,233,020	-	251,233,020	-
	Municipal Bonds	2,282,605	-	2,282,605	-
	Short-Term Investments	214,495,357	-	214,495,357	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,859,614	-	1,859,614	-
	Interest Rate Contracts
	Futures	1,399,534	1,399,534	-	-
	Purchased Options	159,139	159,139	-	-

	Total Interest Rate Contracts	1,558,673	1,558,673	-	-

	Total Assets - Derivatives	3,418,287	1,558,673	1,859,614	-

	Total Assets	3,334,168,802	9,518,804	3,311,235,717	13,414,281

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(534,896)	-	(534,896)	-
	Foreign Currency Contracts
	Futures	(186,161)	(186,161)	-	-
	Forward Foreign Currency Contracts	(559,402)	-	(559,402)	-

	Total Foreign Currency Contracts	(745,563)	(186,161)	(559,402)	-

	Interest Rate Contracts
	Futures	(2,053,195)	(2,053,195)	-	-
	Written Options	(496,484)	(496,484)	-	-

	Total Interest Rate Contracts	(2,549,679)	(2,549,679)	-	-

	Total Liabilities - Derivatives	(3,830,138)	(2,735,840)	(1,094,298)	-

	Total Liabilities	(3,830,138)	(2,735,840)	(1,094,298)	-

	Total	$3,330,338,664	$6,782,964	$3,310,141,419	$13,414,281

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.7%

Consumer Staples - 0.5%

Reynolds Group Issuer Inc 8.500% due 05/15/18	$2,000,000	$2,095,000

Materials - 1.1%

Hexion US Finance Corp 6.625% due 04/15/20	4,000,000	4,260,000

Telecommunication Services - 1.1%

Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	1,000,000	1,062,500
8.125% due 06/01/23	3,000,000	3,255,000

		4,317,500

Total Corporate Bonds & Notes (Cost $10,575,137)		10,672,500

SENIOR LOAN NOTES - 95.6%
Consumer Discretionary - 27.4%
24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,500,000	2,518,230
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	1,317,048	1,331,865
AVSC Holding Corp (1st Lien) 4.500% due 01/24/21 §	1,246,875	1,251,745
Burlington Coat Factory Warehouse Corp Term B2 4.250% due 02/23/17 §	1,897,452	1,913,153
Caesars Entertainment Resort Properties LLC Term B
due 10/12/20 µ	1,496,241	1,506,424
7.000% due 10/12/20 §	4,481,240	4,511,740
Caesars Growth Properties Holdings LLC 6.250% due 05/08/21 §	3,000,000	3,002,142
CEC Entertainment Concepts LP 4.250% due 02/14/21 §	5,610,938	5,586,390
Clear Channel Communications Inc Term D
due 01/30/19 µ	750,000	748,219
6.900% due 01/30/19 §	4,740,424	4,729,165
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	5,000,000	4,988,540
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	1,750,000	1,751,094
Federal-Mogul Holdings Corp Term C
due 04/15/21 µ	1,000,000	1,001,667
4.750% due 04/15/21 §	4,500,000	4,507,501
Fitness International LLC Term B due 06/10/20 µ	1,000,000	997,917
Golden Nugget Inc Term B
5.500% due 11/21/19 §	1,960,000	2,034,776
Great Wolf Resorts Inc Term B 4.500% due 08/06/20 §	2,970,000	2,981,601
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,825,658	1,824,562
Hudson’s Bay Co (1st Lien) (Canada) 4.750% due 11/04/20 §	1,156,250	1,171,343
IMG Worldwide Holdings LLC (1st Lien) 5.250% due 05/06/21 §	2,500,000	2,522,657
(2nd Lien)
8.250% due 05/01/22 §	500,000	508,438

	Principal Amount	Value
Interactive Data Corp 4.750% due 05/02/21 §	$2,750,000	$2,777,071
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,500,000	3,486,833
La Quinta Intermediate Holdings LLC Term B 4.000% due 04/14/21 §	721,429	723,796
Leonardo Acquisition Corp 4.250% due 01/31/21 §	4,738,125	4,749,970
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	3,732,929	3,739,928
Michaels Stores Inc Term B2 due 01/28/20 µ	1,500,000	1,502,187
Mitchell International Inc (2nd Lien) 8.500% due 10/11/21 §	1,000,000	1,021,875
National Vision Inc (1st Lien) 4.000% due 03/12/21 §	2,493,750	2,481,281
Nine West Holdings Inc 6.250% due 01/08/20 §	2,500,000	2,515,625
Term B
4.750% due 10/08/19 §	3,000,000	3,018,876
Oceania Cruises Inc Term B 5.250% due 07/02/20 §	2,233,153	2,253,624
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	1,496,250	1,471,936
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/06/19 §	992,500	994,981
Spin Holdco Inc Term B 4.250% due 11/14/19 §	4,970,034	4,984,944
TGI Friday’s Inc (1st Lien) due 06/05/20 µ	750,000	751,875
The Brickman Group Ltd LLC (1st Lien) due 12/18/20 µ	1,000,000	991,688
(2nd Lien)
7.500% due 12/17/21 §	4,428,083	4,513,324
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,480,000	2,498,580
The Neiman Marcus Group Inc 4.250% due 10/26/20 §	4,482,516	4,479,714
The ServiceMaster Co Term B due 07/01/21 µ	2,000,000	2,000,000
Tribune Co 4.000% due 12/27/20 §	3,432,750	3,441,315
Tropicana Entertainment Inc 4.000% due 11/27/20 §	1,739,984	1,746,509
Yonkers Racing Corp (1st Lien) 4.250% due 08/16/19 §	739,179	726,243

		108,261,344

Consumer Staples - 9.4%

Albertson’s LLC Term B2 4.750% due 03/21/19 §	4,711,984	4,742,259
Arden Group Inc 5.250% due 02/14/20 §	1,745,625	1,747,807
Arysta LifeScience Corp (1st Lien) 4.500% due 05/29/20 §	2,229,985	2,245,290
(2nd Lien)
8.250% due 11/30/20 §	1,500,000	1,535,625
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,213,231	2,219,590
(2nd Lien)
8.500% due 03/26/20 §	2,800,000	2,877,582
Hearthside Food Solutions LLC 4.500% due 06/02/21 §	1,000,000	1,008,333
New Albertsons Inc due 06/25/21 µ	750,000	753,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Performance Food Group Co (2nd Lien) 6.250% due 11/14/19 §	$2,970,000	$3,005,269
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,977,425	2,917,876
Reynolds Group Holdings Inc 4.000% due 12/01/18 §	1,791,900	1,796,493
Rite Aid Corp (2nd Lien) 4.875% due 06/21/21 §	1,000,000	1,013,125
Smart & Final Stores LLC (1st Lien) 4.750% due 11/15/19 §	2,725,523	2,727,908
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	3,539,806	3,553,080
US Foods Inc 4.500% due 03/29/19 §	4,950,000	4,962,375

		37,106,049

Energy - 5.3%

Citgo Petroleum Corp Term C 9.000% due 06/23/17 §	1,369,585	1,393,552
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	2,447,370	2,490,965
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	1,150,000	1,189,220
HGIM Corp Term B 5.503% due 06/18/20 §	3,225,625	3,212,523
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	558,237	565,215
Panda Liberty LLC Term B1 7.500% due 08/20/20 §	1,000,000	1,027,500
Panda Patriot LLC Term B1 6.750% due 12/19/20 §	500,000	510,000
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	4,750,000	4,759,756
Tranche 1 due 09/25/18 µ	1,500,000	1,503,081
Seadrill Partners Finco LLC due 02/21/21 µ	1,496,241	1,488,343
Term B
4.000% due 02/21/21 §	2,988,117	2,972,346

		21,112,501

Financials - 7.1%

AmWINS Group LLC 5.000% due 09/06/19 §	1,218,899	1,224,485
Capital Automotive LP Term B 4.000% due 04/10/19 §	2,796,321	2,811,051
Hub International Ltd Term B 4.250% due 10/02/20 §	4,224,413	4,239,815
Nuveen Investments Inc (2nd Lien)
4.150% due 05/15/17 §	4,000,000	4,011,388
6.500% due 02/28/19 §	750,000	758,572
Tranche B due 02/28/19 µ	750,000	758,572
Realogy Corp Term B 3.750% due 03/05/20 §	2,962,613	2,972,333
SAM Finance Lux SARL (Luxembourg) 4.250% due 12/17/20 §	1,243,750	1,249,450
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	1,298,000	1,447,270
TransUnion LLC 4.000% due 04/09/21 §	3,491,250	3,497,360
USI Inc Term B 4.250% due 12/27/19 §	4,961,253	4,974,688

		27,944,984

Health Care - 5.5%

Accellent Inc (1st Lien) 4.500% due 03/12/21 §	1,246,875	1,245,576
(2nd Lien)
7.500% due 03/11/22 §	500,000	497,917

	Principal Amount	Value
Biomet Inc Term B2 3.661% due 07/25/17 §	$2,804,004	$2,811,662
Catalent Pharma Solutions Inc Term B 4.500% due 05/20/21 §	2,750,000	2,769,767
Community Health Systems Inc Term D 4.250% due 01/27/21 §	1,492,500	1,503,577
DJO Finance LLC 4.250% due 09/15/17 §	1,125,750	1,131,942
Jazz Acquisition Inc (1st Lien) due 06/19/21 µ	500,000	502,812
JLL/Delta Dutch Newco B.V. (Netherlands) 4.250% due 03/11/21 §	1,250,000	1,242,187
Ortho-Clinical Diagnostics Inc Term B
due 06/30/21 µ	762,500	768,640
4.750% due 05/07/21 §	1,250,000	1,260,066
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	4,997,500	5,005,701
PharMedium Healthcare Corp (2nd Lien) 7.750% due 01/28/22 §	500,000	506,875
Valeant Pharmaceuticals International Inc Series E Term B (Canada) 3.750% due 08/05/20 §	2,466,919	2,467,844

		21,714,566

Industrials - 25.8%

AlixPartners LLP (2nd Lien) 9.000% due 07/10/21 §	500,000	508,334
Term B2
4.000% due 07/10/20 §	3,240,625	3,245,013
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	2,481,250	2,487,453
(2nd Lien)
8.000% due 07/19/21 §	3,500,000	3,542,290
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	1,104,509	1,102,266
(2nd Lien)
7.726% due 08/13/21 §	1,633,562	1,643,771
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,443,750	4,401,166
Atkore International Inc (1st Lien) 4.500% due 04/09/21 §	3,000,000	3,005,001
(2nd Lien)
7.750% due 10/09/21 §	750,000	756,563
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	4,500,000	4,508,838
Camp Systems International Inc (1st Lien) 4.750% due 05/31/19 §	1,943,315	1,954,651
Capital Safety North America Holdings Inc (1st Lien) due 03/29/21 µ	249,375	248,253
4.000% due 03/29/21 §	1,496,250	1,489,517
(2nd Lien)
6.500% due 03/28/22 §	750,000	755,625
Ceridian Corp Term B 4.400% due 05/09/17 §	1,937,287	1,944,033
CPG International Inc 4.750% due 09/30/20 §	1,488,750	1,493,170
CPI International Inc Term B 4.250% due 11/17/17 §	997,500	1,002,488
Crosby US Acquisition Corp (1st Lien) due 11/23/20 µ	1,491,253	1,490,321
4.000% due 11/23/20 §	2,487,500	2,485,945
(2nd Lien)
7.000% due 11/22/21 §	1,000,000	1,007,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Delta 2 SARL Term B (Luxembourg) 4.500% due 04/30/19 §	$1,975,000	$1,988,167
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	3,500,000	3,518,928
Gates Global Inc Term B due 07/05/21 µ	5,000,000	4,990,235
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	4,000,000	3,990,000
(2nd Lien)
7.750% due 04/01/22 §	1,250,000	1,267,188
Husky Injection Molding Systems Ltd (Canada) due 06/29/18 µ	500,000	501,631
Term B
4.250% due 06/29/18 §	1,000,000	1,003,261
LM U.S. Corp Acquisition Inc 4.750% due 10/25/19 §	62,723	62,919
(1st Lien)
due 10/25/19 µ	997,472	1,000,589
4.750% due 10/25/19 §	929,732	932,637
(2nd Lien)
due 10/15/20 µ	1,000,000	1,012,917
9.500% due 10/15/20 §	2,500,000	2,532,292
Maxim Crane Works LP (2nd Lien) due 11/26/18 µ	1,000,000	1,026,250
10.250% due 11/26/18 §	1,250,000	1,282,812
McJunkin Red Man Corp 5.000% due 11/08/19 §	3,473,750	3,501,106
Neff Rental LLC (2nd Lien) 7.250% due 06/09/21 §	1,500,000	1,499,062
North American Lifting Holdings Inc (1st Lien) 5.500% due 11/27/20 §	2,985,000	3,014,850
Ply Gem Industries Inc 4.000% due 02/01/21 §	5,112,188	5,087,905
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	4,721,856	4,724,807
Roofing Supply Group LLC due 05/31/19 µ	1,994,924	1,999,496
5.000% due 05/31/19 §	989,924	992,193
Sedgwick Inc (2nd Lien) 6.750% due 02/28/22 §	1,750,000	1,747,266
Silver II US Holdings LLC due 12/13/19 µ	495,368	494,572
4.000% due 12/13/19 §	5,447,404	5,438,651
SRS Distribution Inc (1st Lien) 4.750% due 09/02/19 §	990,000	993,558
Transdigm Inc Term C 3.750% due 02/28/20 §	5,202,875	5,189,545
Term D
3.750% due 06/04/21 §	1,000,000	996,625
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,990,000	1,997,462

		101,859,122

Information Technology - 4.8%

Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	497,500	499,899
(2nd Lien)
7.500% due 01/23/22 §	3,000,000	3,066,000
Avago Technologies Ltd Term B (Cayman) 3.750% due 05/06/21 §	2,750,000	2,762,757
BMC Software Finance Inc 5.000% due 09/10/20 §	2,985,000	2,984,069
CCC Information Services Inc 4.000% due 12/20/19 §	3,255,025	3,258,387

	Principal Amount	Value
Excelitas Technologies Corp (1st Lien) 6.000% due 10/30/20 §	$2,062,144	$2,079,328
Infor US Inc Term B5 3.750% due 06/03/20 §	3,733,928	3,718,174
Kronos Worldwide Inc 4.750% due 02/18/20 §	498,750	503,582

		18,872,196

Materials - 8.6%

Ardagh Holdings USA Inc due 12/17/19 µ	1,000,000	1,001,042
4.000% due 12/17/19 §	3,000,000	3,003,126
Term B
4.250% due 12/17/19 §	497,500	499,055
Berry Plastics Holding Corp Term E 3.750% due 01/06/21 §	1,496,250	1,493,044
BWAY Holding Co Inc Term B 4.500% due 08/07/17 §	898,597	903,089
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	5,118,008	5,128,669
Ineos US Finance LLC 3.750% due 05/04/18 §	2,989,972	2,986,441
Mauser Industrieverpackungen GmbH (2nd Lien) due 06/30/22 µ	750,000	742,500
Momentive Performance Materials Inc Term B 4.000% due 04/15/15 §	1,250,000	1,254,298
NewPage Corp 9.500% due 02/11/21 §	2,500,000	2,510,312
Nexeo Solutions LLC Term B3 5.000% due 09/08/17 §	1,709,404	1,715,853
Pregis Corp 5.000% due 05/14/21 §	750,000	752,813
Printpack Holdings Inc 6.000% due 05/28/20 §	2,500,000	2,493,750
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,731,869	2,739,553
(2nd Lien)
7.000% due 03/26/21 §	1,000,000	1,023,750
Univar Inc Term B 5.000% due 06/30/17 §	5,112,997	5,139,017
UTEX Industries Inc (1st Lien) 5.000% due 05/22/21 §	500,000	505,313

		33,891,625

Utilities - 1.7%

La Frontera Generation LLC 4.500% due 09/30/20 §	1,393,696	1,399,793
Power Team Services LLC 4.250% due 05/06/20 §	163,629	161,174
(1st Lien)
4.250% due 05/06/20 §	3,080,000	3,041,500
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,481,250
Viva Alamo LLC Term B 4.750% due 02/20/21 §	498,750	504,985

		6,588,702

Total Senior Loan Notes (Cost $376,014,424)		377,351,089

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $18,343,033; collateralized by U.S. Treasury Notes: 2.125% due 08/31/20 and value $18,711,825)	$18,343,033	$18,343,033

Total Short-Term Investment (Cost $18,343,033)		18,343,033

TOTAL INVESTMENTS - 102.9% (Cost $404,932,594)		406,366,622

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(11,267,287)

NET ASSETS - 100.0%		$395,099,335

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	27.4%
Industrials	25.8%
Consumer Staples	9.9%
Materials	9.7%
Financials	7.1%
Health Care	5.5%
Energy	5.3%
Information Technology	4.8%
Short-Term Investment	4.6%
Others (each less than 3.0%)	2.8%

	102.9%
Other Assets & Liabilities, Net	(2.9%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $1,010,231 or 0.3% of the net assets as of June 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Allied Security Holdings LLC	$1,010,231	$1,012,350	$2,119

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$10,672,500	$-	$10,672,500	$-
	Senior Loan Notes	377,351,089	-	377,351,089	-
	Short-Term Investment	18,343,033	-	18,343,033	-
	Unfunded Loan Commitment	2,119	-	2,119	-

	Total	$406,368,741	$-	$406,368,741	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Euramax Holdings Inc ‘A’ * ¯	947	$288,957

Utilities - 0.0%
EME Reorganization Trust *	202,312	32,188
NRG Energy Inc	665	24,738

		56,926

Total Common Stocks (Cost $118,884)		345,883

	Principal Amount
CORPORATE BONDS & NOTES - 5.2%
Consumer Discretionary - 1.2%
AMC Networks Inc
4.750% due 12/15/22	$60,000	60,300
7.750% due 07/15/21	70,000	78,663
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	31,650
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	100,000	106,250
Burlington Holdings LLC 9.000% PIK due 02/15/18 ~	25,000	25,688
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20	65,000	54,681
CCO Holdings LLC
5.250% due 09/30/22	200,000	204,000
6.500% due 04/30/21	1,000,000	1,068,750
Chrysler Group LLC 8.250% due 06/15/21	1,200,000	1,362,000
Claire’s Stores Inc 9.000% due 03/15/19 ~	170,000	178,287
Clear Channel Communications Inc 11.250% due 03/01/21	60,000	68,250
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	253,738
Crown Media Holdings Inc 10.500% due 07/15/19	150,000	169,687
DISH DBS Corp 5.875% due 07/15/22	115,000	125,063
GLP Capital LP 4.875% due 11/01/20 ~	155,000	160,038
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	145,000	154,334
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	206,275
Icahn Enterprises LP
3.500% due 03/15/17	65,000	65,894
6.000% due 08/01/20	70,000	75,425
L Brands Inc 5.625% due 02/15/22	195,000	212,062
Laureate Education Inc 9.250% due 09/01/19 ~	595,000	615,825
Levi Strauss & Co 6.875% due 05/01/22	90,000	99,675
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	195,000	224,981
MGM Resorts International
6.625% due 12/15/21	210,000	233,887
7.750% due 03/15/22	365,000	428,875
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	195,000	200,119

	Principal Amount	Value
Michaels Stores Inc
5.875% due 12/15/20 ~	$105,000	$107,415
7.750% due 11/01/18	20,000	21,200
MISA Investments Ltd (United Kingdom) 8.625% PIK due 08/15/18 ~	100,000	102,625
National CineMedia LLC 6.000% due 04/15/22	60,000	62,850
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	55,000	57,063
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	70,000	75,775
8.750% PIK due 10/15/21 ~	90,000	98,550
Numericable Group SA (France) 4.875% due 05/15/19 ~	540,000	554,850
Party City Holdings Inc 8.875% due 08/01/20	160,000	178,000
Penn National Gaming Inc 5.875% due 11/01/21 ~	55,000	52,113
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	88,500
Regal Entertainment Group 5.750% due 03/15/22	45,000	46,800
Sally Holdings LLC 5.750% due 06/01/22	25,000	26,750
Sirius XM Radio Inc
5.875% due 10/01/20 ~	30,000	31,800
6.000% due 07/15/24 ~	120,000	125,100
Starz LLC 5.000% due 09/15/19	85,000	88,931
Station Casinos LLC 7.500% due 03/01/21	245,000	268,887
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	305,000	339,312
Sugarhouse HSP Gaming Property Mezz LP 6.375% due 06/01/21 ~	25,000	24,625
Tempur-Sealy International Inc 6.875% due 12/15/20	70,000	77,000
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	115,575
The Men’s Wearhouse Inc 7.000% due 07/01/22 ~	155,000	161,200
The ServiceMaster Co
7.000% due 08/15/20	55,000	58,781
8.000% due 02/15/20	160,000	173,200
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	80,000	88,800
VWR Funding Inc 7.250% due 09/15/17	120,000	127,350
WMG Acquisition Corp 5.625% due 04/15/22 ~	90,000	90,788

		9,708,237

Consumer Staples - 0.2%
Constellation Brands Inc
4.250% due 05/01/23	170,000	170,637
6.000% due 05/01/22	70,000	78,925
Cott Beverages Inc 5.375% due 07/01/22 ~	110,000	110,412
Darling Ingredients Inc 5.375% due 01/15/22 ~	55,000	57,269
Harbinger Group Inc 7.875% due 07/15/19	60,000	65,925
Pinnacle Operating Corp 9.000% due 11/15/20 ~	55,000	59,813
Post Holdings Inc
6.000% due 12/15/22 ~	70,000	71,750
6.750% due 12/01/21 ~	45,000	47,869
Reynolds Group Issuer Inc
7.875% due 08/15/19	150,000	164,062
9.875% due 08/15/19	245,000	272,869

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Spectrum Brands Inc
6.375% due 11/15/20	$65,000	$70,363
6.625% due 11/15/22	95,000	103,312
6.750% due 03/15/20	75,000	80,625
The Pantry Inc 8.375% due 08/01/20	215,000	233,275

		1,587,106

Energy - 0.7%
Alpha Natural Resources Inc 7.500% due 08/01/20 ~	25,000	24,250
Antero Resources Finance Corp 5.375% due 11/01/21	115,000	119,744
Athlon Holdings LP 6.000% due 05/01/22 ~	50,000	51,875
Atlas Pipeline Partners LP 4.750% due 11/15/21	35,000	34,475
Berry Petroleum Co LLC 6.375% due 09/15/22	200,000	214,000
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	118,250
Bristow Group Inc 6.250% due 10/15/22	100,000	107,875
Chesapeake Energy Corp
3.484% due 04/15/19 §	90,000	91,069
6.125% due 02/15/21	120,000	135,000
7.250% due 12/15/18	120,000	142,200
Concho Resources Inc 5.500% due 04/01/23	220,000	237,600
CONSOL Energy Inc 5.875% due 04/15/22 ~	130,000	136,500
CVR Refining LLC 6.500% due 11/01/22	185,000	196,100
Denbury Resources Inc 5.500% due 05/01/22	40,000	40,950
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	100,000	107,250
Energy Transfer Equity LP 5.875% due 01/15/24 ~	65,000	68,250
EP Energy LLC
6.875% due 05/01/19	185,000	197,719
9.375% due 05/01/20	140,000	161,000
EPL Oil & Gas Inc 8.250% due 02/15/18	65,000	69,875
Kinder Morgan Inc 5.000% due 02/15/21 ~	130,000	135,525
Laredo Petroleum Inc
7.375% due 05/01/22	80,000	89,800
9.500% due 02/15/19	500,000	548,750
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	138,775
Memorial Resource Development Corp 5.875% due 07/01/22 ~ #	35,000	35,438
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	200,925
Newfield Exploration Co 5.625% due 07/01/24	160,000	176,400
Oasis Petroleum Inc 6.875% due 03/15/22 ~	115,000	125,925
Parsley Energy LLC 7.500% due 02/15/22 ~	45,000	48,263
Plains Exploration & Production Co 6.875% due 02/15/23	240,000	282,000
Rice Energy Inc 6.250% due 05/01/22 ~	250,000	256,562
Rosetta Resources Inc
5.625% due 05/01/21	90,000	93,037
5.875% due 06/01/22	120,000	125,550

	Principal Amount	Value
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	$115,000	$122,187
5.625% due 04/15/23 ~	100,000	104,500
5.625% due 04/15/23	110,000	114,950
5.750% due 05/15/24 ~	195,000	203,531
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	141,375
Samson Investment Co 10.750% due 02/15/20 ~	60,000	63,525
SandRidge Energy Inc 7.500% due 03/15/21	60,000	65,325
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	185,000	204,425
Seventy Seven Energy Inc 6.500% due 07/15/22 ~	30,000	30,788
SM Energy Co 6.500% due 01/01/23	85,000	92,437
Tesoro Corp 5.375% due 10/01/22	115,000	121,037
Ultra Petroleum Corp (Canada) 5.750% due 12/15/18 ~	25,000	26,313

		5,801,325

Financials - 0.5%
A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	90,100
Ally Financial Inc 8.000% due 12/31/18	500,000	596,250
CIT Group Inc
5.000% due 08/15/22	25,000	25,969
5.250% due 03/15/18	505,000	543,506
E*TRADE Financial Corp 6.375% due 11/15/19	60,000	65,250
First Data Corp
6.750% due 11/01/20 ~	260,000	282,100
7.375% due 06/15/19 ~	110,000	118,387
11.250% due 01/15/21	115,000	134,550
11.750% due 08/15/21	75,000	89,250
General Motors Financial Co Inc
3.250% due 05/15/18	20,000	20,300
4.250% due 05/15/23	55,000	55,069
4.750% due 08/15/17	845,000	900,981
Navient LLC
5.500% due 01/15/19	215,000	228,975
6.125% due 03/25/24	65,000	66,056
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	170,000
TransUnion Holding Co Inc 9.625% due 06/15/18	170,000	179,435
USI Inc 7.750% due 01/15/21 ~	20,000	20,550
Weyerhaeuser Real Estate Co
4.375% due 06/15/19 ~	75,000	75,469
5.875% due 06/15/24 ~	80,000	82,600

		3,744,797

Health Care - 0.5%
Alere Inc 6.500% due 06/15/20	60,000	63,300
Amsurg Corp 5.625% due 11/30/20	50,000	50,750
Biomet Inc 6.500% due 08/01/20	210,000	227,325
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	35,000	36,116
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	150,000	159,750
7.125% due 07/15/20	160,000	174,000
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	205,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
DaVita HealthCare Partners Inc 5.750% due 08/15/22	$165,000	$176,962
HCA Holdings Inc 6.250% due 02/15/21	60,000	64,575
HCA Inc
6.500% due 02/15/20	25,000	28,188
7.500% due 02/15/22	835,000	965,469
Hologic Inc 6.250% due 08/01/20	305,000	323,300
IMS Health Inc 6.000% due 11/01/20 ~	100,000	105,250
INC Research LLC 11.500% due 07/15/19 ~	120,000	136,800
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	283,125
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	325,000	341,250
Physio-Control International Inc 9.875% due 01/15/19 ~	95,000	105,450
Salix Pharmaceuticals Ltd 6.000% due 01/15/21 ~	80,000	86,000
Teleflex Inc 5.250% due 06/15/24 ~	35,000	35,437
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	76,125
8.125% due 04/01/22	145,000	168,200
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	72,069
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	250,000	266,562
Valeant Pharmaceuticals International Inc (Canada) 7.500% due 07/15/21 ~	75,000	83,344
WellCare Health Plans Inc 5.750% due 11/15/20	130,000	139,100

		4,373,447

Industrials - 0.6%
ADS Waste Holdings Inc 8.250% due 10/01/20	65,000	70,362
Alliant Techsystems Inc 5.250% due 10/01/21 ~	60,000	62,250
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	40,000	42,800
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	90,000	93,375
4.750% due 04/15/19 ~	45,000	45,844
Builders FirstSource Inc 7.625% due 06/01/21 ~	35,000	37,538
CBC Ammo LLC 7.250% due 11/15/21 ~	105,000	108,937
Ceridian LLC 8.125% due 11/15/17 ~	75,000	75,937
Clean Harbors Inc 5.125% due 06/01/21	45,000	46,209
Covanta Holding Corp
5.875% due 03/01/24	65,000	67,519
6.375% due 10/01/22	95,000	103,550
CSC Holdings LLC 5.250% due 06/01/24 ~	50,000	49,312
Erickson Air-Crane Inc 6.000% due 11/02/20 +	102,367	79,007
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	35,000	37,056
FTI Consulting Inc 6.000% due 11/15/22	325,000	335,969
GenCorp Inc 7.125% due 03/15/21	90,000	98,775
HD Supply Inc 7.500% due 07/15/20	125,000	137,187

	Principal Amount	Value
Huntington Ingalls Industries Inc 7.125% due 03/15/21	$680,000	$746,300
Interline Brands Inc 10.000% PIK due 11/15/18	300,000	322,500
Iron Mountain Inc 6.000% due 08/15/23	130,000	141,212
Milacron LLC
7.750% due 02/15/21 ~	30,000	33,000
Modular Space Corp 10.250% due 01/31/19 ~	25,000	26,375
Navistar International Corp 8.250% due 11/01/21	120,000	125,700
Nortek Inc
8.500% due 04/15/21	65,000	72,150
10.000% due 12/01/18	105,000	113,662
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	522,500
RR Donnelley & Sons Co 6.000% due 04/01/24	25,000	25,313
The ADT Corp 6.250% due 10/15/21	110,000	116,875
The Hertz Corp 6.250% due 10/15/22	65,000	69,144
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	54,750
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	50,000	51,875
TMS International Corp 7.625% due 10/15/21 ~	80,000	86,000
TransDigm Inc
6.000% due 07/15/22 ~	125,000	128,594
6.500% due 07/15/24 ~	100,000	104,250
7.500% due 07/15/21	20,000	22,250
United Rentals North America Inc
6.125% due 06/15/23	45,000	48,488
7.375% due 05/15/20	60,000	66,600
7.625% due 04/15/22	130,000	146,575
8.375% due 09/15/20	25,000	27,563
USG Corp 5.875% due 11/01/21 ~	25,000	26,531
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	15,000	16,013
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	51,250

		4,637,097

Information Technology - 0.4%
Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	55,125
Alcatel-Lucent USA Inc
6.750% due 11/15/20 ~	200,000	214,000
8.875% due 01/01/20 ~	280,000	318,500
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	58,850
Audatex North America Inc 6.000% due 06/15/21 ~	70,000	75,075
BMC Software Finance Inc 8.125% due 07/15/21 ~	115,000	118,881
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	75,000	80,438
Equinix Inc 7.000% due 07/15/21	1,000,000	1,108,750
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	115,000	118,163
Infor US Inc 9.375% due 04/01/19	165,000	184,387
Lender Processing Services Inc 5.750% due 04/15/23	95,000	102,363
NCR Corp
5.000% due 07/15/22	80,000	81,400
5.875% due 12/15/21 ~	25,000	26,500
6.375% due 12/15/23 ~	30,000	32,700

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
NeuStar Inc 4.500% due 01/15/23	$200,000	$174,000
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	26,406
SunGard Availability Services Capital Inc 8.750% due 04/01/22 ~	100,000	93,500

		2,869,038

Materials - 0.4%
AK Steel Corp 8.750% due 12/01/18	60,000	67,425
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	160,000	165,400
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	45,000
Ardagh Packaging Finance PLC (Ireland) 3.232% due 12/15/19 § ~ #	200,000	200,500
Beverage Packaging Holdings Luxembourg II SA (Luxembourg)
5.625% due 12/15/16 ~	35,000	35,963
6.000% due 06/15/17 ~	45,000	46,238
BOE Merger Corp 9.500% PIK due 11/01/17 ~	30,000	31,688
Chemtura Corp 5.750% due 07/15/21	35,000	36,488
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	218,225
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	130,000	120,900
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	120,000	123,600
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	135,000	139,387
New Gold Inc (Canada)
6.250% due 11/15/22 ~	90,000	94,050
7.000% due 04/15/20 ~	45,000	48,262
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	172,012
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,150,000
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	55,000	55,825
SunCoke Energy Partners LP 7.375% due 02/01/20 ~	50,000	53,625
Tronox Finance LLC 6.375% due 08/15/20	210,000	217,875

		3,022,463

Telecommunication Services - 0.5%
Avaya Inc 9.000% due 04/01/19 ~	90,000	93,938
CenturyLink Inc 6.750% due 12/01/23	145,000	159,137
Frontier Communications Corp 7.625% due 04/15/24	15,000	16,219
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,117,500
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	275,000	292,187
8.125% due 06/01/23	210,000	227,850
SBA Communications Corp 5.625% due 10/01/19	75,000	79,781
SBA Telecommunications Inc 5.750% due 07/15/20	125,000	133,281
Sprint Capital Corp 8.750% due 03/15/32	15,000	17,400
Sprint Communications Inc
7.000% due 08/15/20	110,000	122,237
9.125% due 03/01/17	100,000	117,375

	Principal Amount	Value
Sprint Corp
7.250% due 09/15/21 ~	$80,000	$88,500
7.875% due 09/15/23 ~	235,000	262,025
T-Mobile USA Inc
6.250% due 04/01/21	65,000	69,306
6.625% due 04/01/23	70,000	76,300
6.633% due 04/28/21	70,000	76,038
6.731% due 04/28/22	45,000	48,713
6.836% due 04/28/23	25,000	27,313
Windstream Corp
6.375% due 08/01/23	160,000	162,800
7.750% due 10/01/21	500,000	548,750

		3,736,650

Utilities - 0.2%
AES Corp 5.500% due 03/15/24	45,000	46,238
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	239,187
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,097,500
Wind Acquisition Finance SA (Luxembourg)
4.750% due 07/15/20 ~ #	235,000	237,350
7.375% due 04/23/21 ~	205,000	219,350

		1,839,625

Total Corporate Bonds & Notes (Cost $38,502,434)		41,319,785

SENIOR LOAN NOTES - 93.0%
Consumer Discretionary - 28.7%
99 Cents Only Stores 4.500% due 01/11/19 §	1,028,376	1,036,518
Acosta Inc Term B 4.250% due 03/02/18 §	2,968,865	2,985,102
Advanstar Communications Inc (1st Lien) 5.500% due 04/29/19 §	617,188	621,816
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/17/17 §	2,937,866	2,944,905
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	526,819	532,746
Affinity Gaming LLC Term B 4.250% due 11/09/17 §	456,863	458,005
Allison Transmission Inc Term B3 3.750% due 08/23/19 §	1,939,373	1,946,937
Altegrity Inc Term D 7.750% due 02/21/15 §	850,093	846,905
AMC Entertainment Inc 3.500% due 04/30/20 §	2,370,000	2,373,199
Answers Corp Term B 6.500% due 12/20/18 §	633,750	634,608
Aramark Corp 3.650% due 07/26/16 §	476,993	475,560
ARG IH Corp Term B 5.000% due 11/15/20 §	199,000	200,491
Ascend Learning Inc Term B 6.003% due 07/31/19 §	1,019,875	1,034,324
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	2,561,441	2,576,382
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	825,000	857,484
Term B1
5.000% due 05/24/19 §	6,810,508	6,859,462
AVSC Holding Corp (1st Lien) 4.500% due 01/24/21 §	349,125	350,489
Bally Technologies Inc Term B 4.250% due 11/25/20 §	785,045	789,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Bass Pro Group LLC 3.750% due 11/20/19 §	$1,910,270	$1,916,468
Big Heart Pet Brands 3.500% due 03/08/20 §	2,270,528	2,259,175
Blue Buffalo Co Ltd Term B3 4.000% due 08/08/19 §	1,498,455	1,505,948
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	387,111	388,458
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	671,625	666,042
Burger King Corp Term B 3.750% due 09/28/19 §	2,166,684	2,177,361
Caesars Entertainment Operating Co Term B6 5.531% due 01/26/18 §	1,187,036	1,110,284
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	598,500	588,026
CBS Outdoor Americas Capital LLC Term B 3.000% due 01/31/21 §	500,000	499,102
CEC Entertainment Concepts LP 4.250% due 02/14/21 §	1,097,250	1,092,450
Cedar Fair LP Term B 3.250% due 03/06/20 §	1,178,762	1,185,534
Centerplate Inc Term A 4.753% due 11/26/19 §	519,698	522,296
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,518,143	2,523,024
Charter Communications Operating LLC Term F 3.000% due 01/03/21 §	1,480,436	1,461,005
Chrysler Group LLC Term B
3.250% due 12/31/18 §	1,720,688	1,718,530
3.500% due 05/24/17 §	3,999,079	4,019,790
CityCenter Holdings LLC Term B 5.000% due 10/16/20 §	636,485	642,254
Clear Channel Communications Inc
Term B
3.800% due 01/29/16 §	19,202	19,088
Term D
6.900% due 01/30/19 §	1,102,586	1,099,968
Term E
7.650% due 07/30/19 §	354,610	356,113
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	2,186,825	2,181,813
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	421,521	420,731
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	525,000	525,328
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,495,435	3,512,475
Dave & Buster’s Inc 4.250% due 06/01/16 §	1,913,459	1,920,634
David’s Bridal Inc Term B 5.000% due 10/11/19 §	716,584	695,311
DineEquity Inc Term B2 3.750% due 10/19/17 §	1,280,836	1,287,774
Dunkin’ Brands Inc Term B4 3.250% due 02/07/21 §	1,979,784	1,964,936
Education Management LLC Term C3 8.250% due 03/29/18 §	2,585,430	1,898,137
Entercom Radio LLC Term B 4.032% due 11/23/18 §	544,000	546,448
Entravision Communications Corp 3.500% due 05/29/20 §	555,354	550,495
Equinox Holdings Inc Term B
due 01/31/20 µ	525,000	527,625
4.250% due 01/31/20 §	1,382,500	1,389,412
Evergreen Acquisition 1 LP 5.000% due 07/09/19 §	761,467	762,181

	Principal Amount	Value
Extreme Reach Inc (1st Lien) 6.750% due 02/10/20 §	$623,438	$631,230
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,175,000	3,180,293
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	467,250	470,170
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	570,688	569,974
General Nutrition Centers Inc 3.250% due 03/04/19 §	5,756,262	5,722,986
Getty Images Inc Term B 4.750% due 10/18/19 §	4,768,376	4,612,860
Go Daddy Operating Co LLC Term B 4.750% due 05/13/21 §	2,747,283	2,738,126
Golden Nugget Inc
5.500% due 11/21/19 §	111,938	114,456
Term B
5.500% due 11/21/19 §	261,188	267,064
Gray Television Inc Term B due 06/10/21 µ	250,000	251,615
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	893,250	901,513
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	5,575,811	5,572,466
Hudson’s Bay Co (1st Lien) (Canada) 4.750% due 11/04/20 §	2,936,875	2,975,210
Information Resources Inc Term B 4.750% due 09/30/20 §	967,688	973,534
Interactive Data Corp 4.750% due 05/02/21 §	1,300,000	1,312,797
ION Media Networks Inc 5.000% due 12/18/20 §	1,243,750	1,243,750
J Crew Group Inc Term B 4.000% due 03/05/21 §	2,375,000	2,347,353
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,520,563	2,511,081
Kasima LLC Term B 3.250% due 05/17/21 §	775,000	773,789
La Quinta Intermediate Holdings LLC Term B 4.000% due 04/14/21 §	913,810	916,808
Landry’s Inc Term B 4.000% due 04/24/18 §	1,982,895	1,990,331
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	1,464,832	1,469,959
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,542,250	1,543,143
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,417,991	3,347,495
Libbey Glass Inc Term B 3.750% due 04/09/21 §	325,000	325,406
LIN Television Corp Term B 4.000% due 12/21/18 §	755,647	758,008
Live Nation Entertainment Inc Term B1 3.500% due 08/17/20 §	2,030,147	2,033,107
MCC Iowa LLC
Term H
3.250% due 01/29/21 §	792,000	784,565
Term J
due 06/30/21 µ	775,000	777,583
Media General Inc Term B 4.250% due 07/31/20 §	834,915	839,867
Mediacom Communications Corp Term G due 06/13/21 µ	425,000	425,797
Mediacom Illinois LLC Term E 3.130% due 10/23/17 §	4,034,900	4,040,750
MGM Resorts International Term B 3.500% due 12/20/19 §	1,997,402	1,994,156

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Michaels Stores Inc
due 01/28/20 µ	$850,000	$851,239
3.750% due 01/28/20 §	2,064,150	2,063,413
Midcontinent Communications Term B 3.500% due 07/30/20 §	1,485,000	1,487,475
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	752,781	754,192
Nelson Education Ltd (Canada) 4.750% due 07/07/15 §	2,141,517	1,777,459
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	853,665	855,266
Nord Anglia Education Ltd (United Kingdom) 4.500% due 03/19/21 §	1,700,000	1,705,845
NPC International Inc Term B 4.000% due 12/28/18 §	830,875	832,433
Numericable U.S. LLC
Term B1
4.500% due 05/21/20 §	991,885	998,936
Term B2
4.500% due 05/21/20 §	858,115	864,216
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	480,865	481,853
P.F. Chang’s China Bistro Inc Term B 4.250% due 07/02/19 §	1,453,696	1,434,617
Party City Holdings Inc 4.000% due 07/27/19 §	1,576,080	1,566,229
Penton Media Inc (1st Lien) 5.500% due 10/01/19 §	471,438	476,545
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,122,011	2,130,465
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	425,000	427,125
Pilot Travel Centers LLC
Term B
3.750% due 03/30/18 §	2,242,769	2,249,750
Term B2
4.250% due 08/07/19 §	761,438	763,975
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	660,531	662,455
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/06/19 §	372,188	373,118
Raycom TV Broadcasting Inc Term B 4.250% due 05/31/17 §	1,091,250	1,094,320
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	423,938	421,818
Rentpath Inc Term B 6.250% due 05/29/20 §	816,750	824,917
RGIS Services LLC Term C 5.500% due 10/18/17 §	2,026,500	2,034,049
Sabre Inc Term B 4.250% due 02/19/19 §	1,354,375	1,359,595
Scientific Games International Inc Term B 4.250% due 10/18/20 §	2,910,375	2,885,363
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,146,163	2,119,145
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	222,750	222,425
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	1,793,759	1,800,620
ServiceMaster Co
5.500% due 01/31/17 §	1,649,875	1,652,969
6.500% due 01/31/17 §	1,373,105	1,375,336
Term B
due 06/25/21 µ	2,050,000	2,050,000
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	691,260	685,068

	Principal Amount	Value
Six Flags Theme Parks Inc Term B 3.501% due 12/20/18 §	$1,516,988	$1,522,440
Sonifi Solutions Inc 6.750% due 03/31/18 §	619,974	263,489
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,316,198	1,320,147
Springer Science & Business Media Deutschland GmbH Term B2 (Germany) 5.000% due 08/14/20 §	2,888,225	2,899,506
SRAM LLC Term B 4.013% due 04/10/20 §	2,061,731	2,044,336
STS Operating Inc 4.750% due 02/19/21 §	249,375	250,856
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	629,587	634,309
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,739,832	1,736,389
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	5,770,000	5,813,229
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	1,150,000	1,155,600
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	3,432,772	3,430,626
The Pep Boys-Manny Moe & Jack Term B 4.250% due 10/11/18 §	517,125	519,872
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	864,112	863,932
Town Sports International Inc Term B 4.500% due 11/16/20 §	995,000	929,081
Tropicana Entertainment Inc 4.000% due 11/27/20 §	297,750	298,867
TWCC Holding Corp (2nd Lien)
7.000% due 06/26/20 §	575,000	570,328
Term B
3.500% due 02/13/17 §	2,951,107	2,927,820
Univision Communications Inc Term C4 4.000% due 03/01/20 §	4,378,010	4,380,064
US Finco LLC (1st Lien) 4.000% due 05/29/20 §	371,250	371,134
Veyance Technologies Inc (1st Lien) 5.250% due 09/08/17 §	2,219,525	2,227,835
Virgin Media Bristol LLC Term B (United Kingdom) 3.500% due 06/05/20 §	3,290,000	3,281,571
Visant Corp Term B 5.250% due 12/22/16 §	2,563,205	2,554,395
Visteon Corp Term B 3.500% due 05/27/21 §	850,000	845,351
VWR Funding Inc 3.400% due 04/03/17 §	3,432,650	3,436,941
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,799,250	3,809,405
Wendy’s International Inc Term B 3.250% due 05/15/19 §	1,607,994	1,612,678
WMG Acquisition Corp 3.750% due 07/01/20 §	2,888,225	2,847,790
WNA Holdings Inc (1st Lien) 4.500% due 06/07/20 §	665,377	667,456
Zuffa LLC Term B 3.750% due 02/25/20 §	1,496,205	1,501,816

		225,874,978

Consumer Staples - 5.9%
AdvancePierre Foods Inc 5.750% due 07/10/17 §	2,924,453	2,932,129
Albertson’s LLC Term B2 4.750% due 03/21/19 §	1,090,521	1,097,527
Arysta LifeScience Corp (1st Lien) 4.500% due 05/29/20 §	1,831,498	1,844,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/24/19 §	$445,500	$448,377
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	371,231	370,612
CSM Bakery Supplies LLC (1st Lien) 4.750% due 07/03/20 §	818,813	824,544
Darling International Inc Term B 3.250% due 01/06/21 §	573,563	574,279
Del Monte Foods Co (1st Lien) 4.250% due 02/18/21 §	573,563	572,344
Diamond Foods Inc 4.250% due 08/20/18 §	149,625	149,842
H.J. Heinz Co Term B2 3.500% due 06/05/20 §	8,053,650	8,122,589
High Liner Foods Inc Term B (Canada) 4.250% due 04/24/21 §	1,197,000	1,197,000
JBS USA Holdings Inc
3.750% due 05/25/18 §	3,525,078	3,538,297
3.750% due 09/18/20 §	1,265,438	1,263,328
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,310,893
New Albertson’s Inc due 06/25/21 µ	900,000	904,125
Pinnacle Foods Finance LLC Term H 3.250% due 04/29/20 §	545,875	544,023
Polarpak Inc (1st Lien) (Canada) 4.500% due 06/05/20 §	585,680	587,510
Post Holdings Inc Series A 3.750% due 06/02/21 §	500,000	504,649
Revlon Consumer Products Corp 4.000% due 10/08/19 §	945,250	948,500
Reynolds Group Holdings Inc 4.000% due 12/01/18 §	4,192,279	4,203,024
Rite Aid Corp
(2nd Lien)
5.750% due 08/21/20 §	525,000	537,338
Term 7
3.500% due 02/21/20 §	3,367,385	3,369,140
Spectrum Brands Inc Term C 3.500% due 09/04/19 §	843,625	845,467
Supervalu Inc Term B 4.500% due 03/21/19 §	2,966,687	2,969,235
The Pantry Inc Term B 4.750% due 08/02/19 §	491,250	494,621
The Sun Products Corp 5.500% due 03/23/20 §	2,370,869	2,332,342
US Foods Inc 4.500% due 03/29/19 §	2,648,250	2,654,871

		46,140,674

Energy - 4.7%
Alpha Natural Resources LLC Term B 3.500% due 05/22/20 §	641,875	621,683
Arch Coal Inc Term B 6.250% due 05/16/18 §	2,336,307	2,297,758
Bronco Midstream Funding LLC Term B 5.000% due 08/17/20 §	1,323,005	1,331,274
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	177,143	179,136
Term C
9.000% due 06/23/17 §	3,200,630	3,256,641
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,278,752	1,301,530
Energy Transfer Equity LP 3.250% due 12/02/19 §	1,325,000	1,313,331

	Principal Amount	Value
Fieldwood Energy LLC
(1st Lien)
3.875% due 09/28/18 §	$2,839,103	$2,851,745
(2nd Lien)
8.375% due 09/30/20 §	550,000	568,757
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,898,129	5,914,980
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	1,235,182	1,250,622
Patriot Coal Corp 9.000% due 12/15/18 §	1,730,926	1,712,175
Ruby Western Pipeline Holdings LLC Term B 3.500% due 03/27/20 §	467,446	468,031
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	950,000	951,951
Seadrill Partners Finco LLC Term B
due 02/21/21 µ	775,000	770,909
4.000% due 02/21/21 §	2,311,433	2,299,233
Seventy Seven Operating LLC Term B 3.750% due 06/25/21 §	450,000	452,672
Sheridan Investment Partners II LP
Term A
4.250% due 12/16/20 §	78,446	78,593
Term B
4.250% due 12/16/20 §	563,923	564,981
Term M
4.250% due 12/16/20 §	29,256	29,311
Sheridan Production Partners I LLC
Term B2
4.250% due 10/01/19 §	2,255,562	2,262,610
Term B2 I-A
4.250% due 09/25/19 §	298,880	299,815
Term B2 I-M
4.250% due 09/25/19 §	182,558	183,128
Tallgrass Operations LLC Term B 4.250% due 11/13/18 §	2,125,009	2,139,397
Tervita Corp (Canada) 6.250% due 05/15/18 §	3,900,938	3,920,442

		37,020,705

Financials - 6.5%
Alliant Holdings I Inc Term B 4.250% due 12/20/19 §	2,215,327	2,223,634
Altisource Solutions SARL (Luxembourg)
Term B
due 12/09/20 µ	525,000	525,656
4.500% due 12/09/20 §	1,404,940	1,406,696
American Beacon Advisors Inc Term B 4.750% due 11/22/19 §	364,467	366,508
American Capital Ltd 3.500% due 08/22/17 §	712,500	713,391
AmWINS Group LLC 5.000% due 09/06/19 §	1,306,815	1,312,804
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	532,939	531,607
Citco Funding LLC 4.250% due 06/29/18 §	2,553,351	2,562,287
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	615,656	611,224
CNO Financial Group Inc Term B2 3.750% due 09/20/18 §	1,109,638	1,111,719
Cooper Gay Swett & Crawford Ltd (1st Lien) 5.000% due 04/16/20 §	544,500	532,476
Corporate Capital Trust Inc Term B 4.000% due 05/15/19 §	847,875	849,465
Crown Castle Operating Co Term B2 3.000% due 01/31/21 §	1,338,765	1,340,021
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	936,244	933,172

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
First Data Corp
4.154% due 09/24/18 §	$1,425,000	$1,430,047
Term B
4.154% due 03/24/18 §	1,634,332	1,639,755
Grosvenor Capital Management Holdings LLP Term B 3.750% due 01/04/21 §	970,125	965,274
Guggenheim Partners LLC 4.250% due 07/22/20 §	669,938	673,008
Hamilton Lane Advisors LLC 4.000% due 02/28/18 §	684,297	685,794
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,977,507	1,967,620
Home Loan Servicing Solutions Ltd Term B (Cayman) 4.500% due 06/19/20 §	866,250	871,394
Hub International Ltd Term B 4.250% due 10/02/20 §	2,257,966	2,266,198
ION Trading Technologies Ltd (1st Lien) due 05/31/20 µ	1,175,000	1,181,854
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,822,028	2,822,028
MCS AMS Sub-Holdings LLC Term B 7.000% due 10/15/19 §	466,094	453,276
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	710,429	713,093
Nuveen Investments Inc 4.150% due 05/15/17 §	5,425,000	5,440,445
NXT Capital Inc Term B 6.250% due 09/04/18 §	695,249	702,201
Ocwen Financial Corp 5.000% due 02/15/18 §	1,407,188	1,415,208
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	850,000	869,656
RE/MAX International Inc Term B 4.000% due 07/31/20 §	1,667,816	1,667,274
RHP Hotel Properties LP Term B 3.750% due 01/15/21 §	575,000	578,474
Shield Finance Co SARL (Luxembourg) 5.000% due 01/29/21 §	573,563	576,908
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	570,666	568,348
StoneRiver Group Inc (1st Lien) 4.500% due 11/29/19 §	92,271	92,233
TransUnion LLC 4.000% due 04/09/21 §	3,416,438	3,422,416
USI Inc Term B 4.250% due 12/27/19 §	2,663,381	2,670,594
Walker & Dunlop Inc Term B 5.500% due 12/11/20 §	522,375	531,517
Walter Investment Management Corp 4.750% due 12/11/20 §	1,519,215	1,504,782

		50,730,057

Health Care - 13.7%
Akorn Inc
due 04/16/21 µ	325,000	326,896
Term B
4.500% due 04/16/21 §	550,000	553,208
Alere Inc Term B 4.250% due 06/30/17 §	3,448,486	3,462,280
Alkermes Inc 3.500% due 09/18/19 §	418,609	419,132
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	990,003	991,116
Amneal Pharmaceuticals LLC 5.756% due 11/01/19 §	446,624	449,881
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,671,763	1,682,735

	Principal Amount	Value
ATI Holdings Inc 5.000% due 12/20/19 §	$492,500	$498,246
Auxilium Pharmaceuticals Inc Term B 6.250% due 04/26/17 §	445,609	448,673
Biomet Inc Term B2 3.661% due 07/25/17 §	6,518,947	6,536,750
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	668,647
CHG Buyer Corp 4.250% due 11/19/19 §	1,981,689	1,994,075
Community Health Systems Inc
Term D
4.250% due 01/27/21 §	5,534,000	5,575,073
Term E
3.478% due 01/25/17 §	1,320,333	1,325,074
Convatec Inc 4.000% due 12/22/16 §	1,298,050	1,300,873
DaVita HealthCare Partners Inc Term B 3.500% due 06/24/21 §	2,750,000	2,766,451
DJO Finance LLC 4.250% due 09/15/17 §	4,625,602	4,651,043
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.250% due 02/28/21 §	324,188	323,411
Envision Healthcare Corp 4.000% due 05/25/18 §	1,969,491	1,975,236
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	1,119,375	1,121,474
Grifols Worldwide Operations USA Inc Term B 3.150% due 02/27/21 §	3,865,313	3,865,556
HCA Inc
Term B4
2.984% due 05/01/18 §	5,237,524	5,250,618
Term B5
2.900% due 03/31/17 §	2,084,250	2,091,507
Hologic Inc Term B 3.250% due 08/01/19 §	1,753,948	1,755,045
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,056,495	2,067,086
Ikaria Inc (1st Lien) 5.000% due 02/12/21 §	675,000	680,484
IMS Health Inc 3.500% due 03/17/21 §	4,415,959	4,396,088
inVentiv Health Inc
7.500% due 08/04/16 §	1,314,486	1,322,701
Term B3
7.750% due 05/15/18 §	893,186	895,419
JLL/Delta Dutch Newco BV (Netherlands) 4.250% due 03/11/21 §	725,000	720,469
Kindred Healthcare Inc 4.000% due 04/09/21 §	3,200,000	3,210,000
Kinetic Concepts Inc Term E1 4.000% due 05/04/18 §	4,486,699	4,498,382
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,052,356	1,007,631
Mallinckrodt International Finance SA Term B (Luxembourg) 3.500% due 03/19/21 §	1,246,875	1,248,087
MedAssets Inc Term B 4.000% due 12/13/19 §	421,167	421,518
Millennium Laboratories Inc Term B 5.250% due 04/16/21 §	1,700,000	1,717,694
MMM Holdings Inc 9.750% due 12/12/17 §	678,934	684,875
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	493,603	497,922
National Mentor Holdings Inc Term B 4.750% due 01/31/21 §	448,875	451,868
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	2,165,441	2,173,337

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	$2,775,000	$2,797,347
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,628,326	3,634,280
Pharmaceutical Product Development LLC Term B 4.000% due 12/05/18 §	2,487,125	2,496,710
PharMedium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	218,813	219,428
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	1,017,313	1,012,862
Prestige Brands Inc 3.750% due 01/31/19 §	283,144	284,383
Quintiles Transnational Corp Term B3 3.750% due 06/08/18 §	4,062,727	4,068,821
Radnet Management Inc Term B 4.281% due 10/10/18 §	2,026,411	2,034,644
Regionalcare Hospital Partners Inc (1st Lien) 6.000% due 04/19/19 §	350,000	350,875
Sage Products Holdings III LLC Term B 4.250% due 12/13/19 §	488,931	489,949
Salix Pharmaceuticals Ltd 4.250% due 01/02/20 §	560,625	565,781
Select Medical Corp
Series D Term B
2.991% due 12/20/16 §	200,000	199,620
Series E Term B
3.750% due 06/01/18 §	1,000,000	999,375
Sheridan Holdings Inc (1st Lien) 4.500% due 06/29/18 §	735,432	738,190
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	997,481	986,259
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	789,582	792,707
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	1,891,409	1,876,041
Valeant Pharmaceuticals International Inc (Canada)
Series C2 Term B
3.750% due 12/11/19 §	2,259,750	2,261,445
Series D2 Term B
3.750% due 02/13/19 §	2,177,476	2,178,448
Series E Term B
3.750% due 08/05/20 §	3,669,063	3,670,438

		107,684,164

Industrials - 11.2%
ABC Supply Co Inc 3.500% due 04/16/20 §	1,389,500	1,387,655
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,216,250	2,208,927
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	521,063	522,365
Alliance Laundry Systems LLC 4.259% due 12/10/18 §	358,879	361,346
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,187,734	1,196,889
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,804,612	2,777,735
Armstrong World Industries Inc Term B 3.500% due 03/15/20 §	715,938	718,506
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	520,687	521,533
BakerCorp International Inc 4.250% due 02/14/20 §	1,524,452	1,507,937
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	2,598,514	2,603,618
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,347,528	1,352,152

	Principal Amount	Value
Ceridian Corp Term B 4.400% due 05/09/17 §	$944,428	$947,716
ClientLogic Corp 6.977% due 01/30/17 §	2,102,207	2,117,974
CPG International Inc 4.750% due 09/30/20 §	1,493,737	1,498,172
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	543,650	548,068
Custom Sensors & Technologies Inc (1st Lien) due 05/30/21 µ	300,000	302,250
DAE Aviation Holdings Inc
Term B1
5.000% due 11/02/18 §	741,313	750,580
Term B2
5.000% due 11/02/18 §	336,062	340,263
Delos Finance SARL Term B (Luxembourg) 3.500% due 03/06/21 §	2,000,000	2,001,250
Delta 2 SARL Term B (Luxembourg) 4.500% due 04/30/19 §	3,111,672	3,132,417
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	975,000	980,273
Ducommun Inc 4.750% due 06/28/17 §	433,355	436,605
Electrical Components International Inc Term B 5.750% due 05/28/21 §	325,000	328,250
Emerald Expositions Holding Inc Term B 5.500% due 06/17/20 §	832,784	841,285
EnergySolutions LLC 6.750% due 05/29/20 §	750,000	761,250
Filtration Group Corp (1st Lien) 4.500% due 11/21/20 §	223,875	225,918
Floatel International Ltd Term B due 05/02/20 µ	947,625	955,917
Flying Fortress Inc 3.500% due 06/30/17 §	2,513,333	2,514,904
Garda World Security Corp (Canada)
4.000% due 11/06/20 §	294,402	294,310
Term B
4.000% due 11/06/20 §	1,150,842	1,150,483
Gardner Denver Inc 4.250% due 07/30/20 §	1,460,259	1,461,420
Gates Global Inc Term B due 06/05/21 µ	1,300,000	1,297,461
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	1,375,500	1,368,788
Grede Holdings LLC Term B 4.750% due 06/02/21 §	750,000	753,594
Husky International Ltd (1st Lien) due 06/30/21 µ	2,375,000	2,389,844
IG Investment Holdings LLC (1st Lien) 5.250% due 10/31/19 §	1,606,836	1,617,632
INA Beteiligungsgesellschaft mbH Term E (Germany) 3.750% due 05/15/20 §	1,025,000	1,030,766
JFB Firth Rixson Inc 4.250% due 06/30/17 §	369,375	370,144
JMC Steel Group Inc 4.750% due 04/03/17 §	1,334,020	1,344,025
KAR Auction Services Inc Term B2 3.500% due 03/11/21 §	2,453,144	2,451,214
Merrill Communications LLC (1st Lien) 5.750% due 03/08/18 §	748,502	762,225
Metaldyne LLC 4.250% due 12/18/18 §	1,753,571	1,762,339
Milacron LLC Term B
4.000% due 03/30/20 §	569,074	568,955
Monitronics International Inc Term B 4.250% due 03/23/18 §	272,236	273,172

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Paladin Brands Holding Inc Term B 6.750% due 08/16/19 §	$553,998	$561,615
Pelican Products Inc 5.250% due 03/20/20 §	467,858	472,537
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,990,000	3,971,047
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,700,741	5,704,304
Sensata Technologies Finance Co LLC 3.250% due 05/12/19 §	231,108	232,366
Sensus USA Inc (1st Lien) 4.750% due 05/09/17 §	1,154,696	1,160,951
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,178,652	2,175,151
Southwire Co 3.250% due 02/10/21 §	324,188	324,340
Stena International SARL Term B (Luxembourg) 4.000% due 03/03/21 §	1,271,813	1,275,390
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	1,396,419	1,364,999
Swift Transportation Co LLC Term B 3.750% due 06/09/21 §	1,022,438	1,025,953
Tank Holding Corp 4.250% due 07/09/19 §	964,056	965,261
Terex Corp 3.500% due 04/28/17 §	684,848	689,129
The Hertz Corp
Term B
3.750% due 03/12/18 §	2,043,875	2,045,952
Term B2
3.000% due 03/11/18 §	596,944	593,693
The Manitowoc Co Inc Term B 3.250% due 01/03/21 §	249,375	249,836
Transdigm Inc
Term C
3.750% due 02/28/20 §	3,359,443	3,350,836
Term D
3.750% due 06/04/21 §	1,625,000	1,619,516
U.S. Security Holdings Inc 6.000% due 07/28/17 §	924,655	930,820
Virtuoso US LLC 4.750% due 02/11/21 §	349,125	352,180
WASH Multifamily Laundry Systems LLC 4.500% due 02/21/19 §	370,313	371,470
Waupaca Foundry Inc 4.000% due 06/29/17 §	1,487,293	1,491,631
West Corp Term B10 3.250% due 06/30/18 §	3,557,287	3,542,713
WireCo WorldGroup Inc 6.000% due 02/15/17 §	729,899	736,741
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	323,375	324,588

		88,271,146

Information Technology - 10.8%
Activision Blizzard Inc Term B 3.250% due 10/12/20 §	2,351,813	2,361,262
Aeroflex Inc Term B 4.500% due 11/11/19 §	701,937	705,447
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	696,500	699,858
Arris Group Inc Term B 3.500% due 04/17/20 §	807,479	805,839
Attachmate Corp (1st Lien) 7.250% due 11/22/17 §	2,062,631	2,083,257
Avago Technologies Cayman Ltd Term B (Cayman) 3.750% due 05/06/21 §	4,975,000	4,998,079

	Principal Amount	Value
Booz Allen Hamilton Inc 3.750% due 07/31/19 §	$366,201	$368,215
CCC Information Services Inc 4.000% due 12/20/19 §	492,870	493,379
Cinedigm Digital Funding I LLC 3.750% due 02/28/18 §	603,934	605,066
CommScope Inc Term B4 3.250% due 01/26/18 §	942,875	946,411
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	477,016	472,445
Dealertrack Technologies Inc Term B 3.500% due 02/28/21 §	381,609	381,725
Dell Inc
Term B
4.500% due 04/29/20 §	6,742,372	6,783,366
Term C
3.750% due 10/29/18 §	771,571	772,535
Eagle Parent Inc 4.000% due 05/16/18 §	2,242,477	2,250,045
EIG Investors Corp 5.000% due 11/09/19 §	2,637,631	2,651,919
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,714,239	1,717,239
Entegris Inc Term B 3.500% due 04/30/21 §	400,000	398,333
Excelitas Technologies Corp (1st Lien) 6.000% due 10/30/20 §	662,832	668,356
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	2,404,161	2,394,143
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	1,813,338	1,817,494
Genpact International Inc Term B 3.500% due 08/30/19 §	1,846,969	1,852,731
Hyland Software Inc Term B 4.750% due 02/19/21 §	569,573	573,726
IAP Worldwide Services Inc
0.000% due 12/31/15 § Y	3,580,812	1,038,435
(2nd Lien)
8.000% due 06/30/16 § Y	587,219	12,038
Infor US Inc
Term B3
3.750% due 06/03/20 §	367,967	366,127
Term B5
3.750% due 06/03/20 §	4,735,107	4,715,130
Kronos Inc 4.500% due 10/30/19 §	2,614,459	2,638,970
Kronos Worldwide Inc 4.750% due 02/18/20 §	2,244,375	2,266,119
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	425,000	428,719
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,744,945	1,760,941
Micro Holding LP 7.250% due 03/18/19 §	1,061,563	1,064,216
Microsemi Corp Term B1 3.250% due 02/19/20 §	1,671,598	1,665,852
Mitel US Holdings Inc (Canada) 5.250% due 01/31/20 §	231,769	234,087
MoneyGram International Inc Term B 4.250% due 03/27/20 §	966,544	954,583
NXP BV Term D (Netherlands) 3.250% due 01/11/20 §	1,538,375	1,532,846
Opal Acquisition Inc (1st Lien) 5.000% due 11/27/20 §	1,837,861	1,844,064
Open Text Corp Term B (Canada) 3.250% due 01/16/21 §	771,125	772,009
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,568,563	2,574,984
Rocket Software Inc 5.750% due 02/08/18 §	551,044	553,909

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
RP Crown Parent LLC 6.000% due 12/21/18 §	$4,141,214	$4,146,022
Sirius Computer Solutions Inc Term B 7.000% due 11/30/18 §	526,346	533,583
SkillSoft Corp (1st Lien) 4.500% due 04/28/21 §	1,225,000	1,227,042
Smart Technologies LLC (Canada) 10.500% due 01/31/18 §	471,875	489,570
Sophia LP Term B 4.000% due 07/19/18 §	997,383	999,149
Spansion LLC 3.750% due 12/19/19 §	2,678,324	2,693,390
SS&C Technologies Holdings Europe SARL Term B2 (Luxembourg) 3.250% due 06/07/19 §	83,487	83,722
SS&C Technologies Inc Term B1 3.250% due 06/07/19 §	807,044	808,936
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/22/19 §	750,000	750,469
SunGard Data Systems Inc
Term C
2.000% due 02/28/17 §	1,473,580	1,478,800
Term E
4.000% due 03/08/20 §	3,674,177	3,691,974
Sybil Software LLC 5.000% due 03/20/20 §	765,313	767,226
Transfirst Holdings Inc Term B2 4.000% due 12/27/17 §	1,440,241	1,443,841
Vantiv LLC Term B 3.750% due 05/12/21 §	775,000	778,270
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,161,238	1,164,746
Wall Street Systems Delaware Inc Term B 4.500% due 04/30/21 §	1,300,000	1,302,167
Web.com Group Inc Term B 4.500% due 10/27/17 §	1,032,300	1,035,526
Websense Inc Term B 4.500% due 06/25/20 §	668,566	672,536

		85,290,868

Materials - 6.7%
Allnex & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	1,294,633	1,301,106
Allnex USA Inc Term B2 (Luxembourg) 4.500% due 10/03/19 §	671,723	675,081
Axalta Coating Systems US Holdings Inc 4.000% due 02/01/20 §	2,272,050	2,276,153
AZ Chem US Inc (1st Lien) 4.500% due 06/12/21 §	615,582	621,995
Berry Plastics Holding Corp
Term D
3.500% due 02/08/20 §	3,488,400	3,464,145
Term E
3.750% due 01/06/21 §	548,625	547,449
BWAY Holding Co Inc Term B 4.500% due 08/07/17 §	2,105,654	2,116,182
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	808,503	812,545
Essar Steel Algoma Inc (Canada) 9.250% due 09/20/14 §	1,154,438	1,160,210
Expera Specialty Solutions LLC Term B 7.500% due 12/21/18 §	420,750	426,009
Fairmount Minerals Ltd
Term B1
3.750% due 03/15/17 §	322,563	326,141
Term B2
4.500% due 09/05/19 §	1,588,000	1,605,617
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	4,700,081	4,709,871

	Principal Amount	Value
Huntsman International LLC Term B due 10/15/20 µ	$1,600,000	$1,600,992
Ineos US Finance LLC 3.750% due 05/04/18 §	6,035,737	6,028,609
MacDermid Inc (1st Lien) 4.000% due 06/07/20 §	1,616,231	1,619,464
Minerals Technology Inc Term B 4.000% due 05/09/21 §	1,600,000	1,612,000
Momentive Performance Materials Inc Term B 4.000% due 04/15/15 §	200,000	200,688
Multi Packaging Solutions Inc Term B 4.250% due 09/30/20 §	274,313	274,998
Murray Energy Corp (1st Lien) 5.250% due 12/05/19 §	1,072,313	1,087,057
Neenah Foundry Co 6.750% due 04/26/17 §	449,738	449,738
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,270,750	1,226,274
Novelis Inc (Canada) 3.750% due 03/10/17 §	2,993,306	3,001,163
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	651,375	653,003
OXEA Finance LLC Term B2 (Luxembourg) 4.250% due 01/15/20 §	547,250	549,758
PQ Corp 4.000% due 08/07/17 §	1,329,750	1,334,737
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	769,188	771,351
Signode Industrial Group US Inc Term B 4.000% due 05/01/21 §	1,150,000	1,147,605
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	612,559	615,813
Taminco Global Chemical Corp Term B3 3.250% due 02/15/19 §	488,831	486,876
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	915,750	915,750
TricorBraun Inc Term B 4.000% due 05/03/18 §	760,833	763,369
Tronox Pigments BV (Netherlands) 4.000% due 03/19/20 §	2,248,469	2,255,215
Unifrax Corp 4.250% due 11/28/18 §	432,832	433,779
Univar Inc Term B 5.000% due 06/30/17 §	2,709,877	2,723,668
Walter Energy Inc Term B 7.250% due 04/02/18 §	2,061,162	1,997,670
WR Grace & Co 3.000% due 01/31/21 §	441,000	440,669

		52,232,750

Telecommunication Services - 3.3%
Atlantic Broadband Finance LLC Term B 3.250% due 12/02/19 §	876,688	875,044
Cellular South Inc 3.250% due 05/22/20 §	320,938	320,336
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	6,025,000	6,042,888
IPC Systems Inc (1st Lien) 6.000% due 10/29/20 §	950,000	955,344
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,475,000	1,469,622
Syniverse Holdings Inc
4.000% due 04/23/19 §	2,159,609	2,162,309
Term B
4.000% due 04/23/19 §	1,405,806	1,407,783
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	3,375,337	3,374,915
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,167,098	1,179,498

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
UPC Financing Partnership Term AH (Netherlands) 3.250% due 06/30/21 §	$6,356,978	$6,322,015
Ziggo BV (Netherlands)
Term B1A
3.250% due 01/15/22 §	681,255	673,774
Term B2A
3.250% due 01/15/22 §	427,340	422,647
Term B3
due 01/15/22 µ	764,234	755,841

		25,962,016

Utilities - 1.5%
Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	472,620	468,603
Calpine Corp
Term B1
4.000% due 04/01/18 §	3,093,532	3,108,570
Term B2
4.000% due 04/01/18 §	1,212,500	1,218,563
Term B3
4.000% due 10/09/19 §	957,938	961,995
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,035,692	1,040,316
EFS Cogen Holdings I Inc Term B 3.750% due 12/17/20 §	436,346	438,164
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	1,500,000	1,511,812
Equipower Resources Holdings LLC Term C 4.250% due 12/31/19 §	470,252	472,603
La Frontera Generation LLC 4.500% due 09/30/20 §	511,022	513,257
PowerTeam Services LLC
4.250% due 05/06/20 §	11,688	11,512
(1st Lien)
4.250% due 05/06/20 §	220,000	217,250
Raven Power Finance LLC 6.500% due 12/19/20 §	1,068,743	1,072,083
Texas Competitive Electric Holdings Co LLC 3.750% due 05/05/16 §	380,941	383,203

		11,417,931

Total Senior Loan Notes (Cost $733,253,558)		730,625,289

SHORT-TERM INVESTMENT - 2.4%
Repurchase Agreement - 2.4%
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $18,559,145; collateralized by Freddie Mac: 1.500% due 06/26/18 and value $14,800,000; and U.S. Treasury Notes: 1.375% due 07/31/18 and value $4,130,656)	18,559,145	18,559,145

Total Short-Term Investment (Cost $18,559,145)		18,559,145

TOTAL INVESTMENTS - 100.6% (Cost $790,434,021)		790,850,102

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(5,020,845)

NET ASSETS - 100.0%		$785,829,257

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	29.9%
Health Care	14.2%
Industrials	11.8%
Information Technology	11.2%
Materials	7.1%
Financials	7.0%
Consumer Staples	6.1%
Energy	5.4%
Telecommunication Services	3.8%
Others (each less than 3.0%)	4.1%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $79,007 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	Investments with a total aggregate value of $1,050,473 or 0.1% of the portfolio’s net assets were in default as of June 30, 2014.

(e)	Restricted securities as of June 30, 2014 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq 06/29/09	$60,302	$288,957	0.0%

(f)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $451,581 or less than 0.1% of the net assets as of June 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Texas Competitive Electric Holdings Co LLC	$294,060	$295,346	$1,286
WR Grace & Co	157,521	157,776	255

	$451,581	$453,122	$1,541

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$288,957	$-	$288,957	$-
	Utilities	56,926	56,926	-	-

		345,883	56,926	288,957	-
	Corporate Bonds & Notes	41,319,785	-	41,240,778	79,007
	Senior Loan Notes	730,625,289	-	729,574,816	1,050,473
	Short-Term Investment	18,559,145	-	18,559,145	-
	Unfunded Loan Commitments	1,541	-	1,541	-

	Total	$790,851,643	$56,926	$789,665,237	$1,129,480

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Energy - 0.1%

Halcon Resources Corp 5.750% *	800	$957,584

Total Convertible Preferred Stocks (Cost $800,000)		957,584

COMMON STOCKS - 3.4%

Consumer Discretionary - 1.4%

Cedar Fair LP	48,030	2,540,787
Ford Motor Co	71,170	1,226,971
L Brands Inc	28,100	1,648,346
Las Vegas Sands Corp	34,540	2,632,639
Lennar Corp ‘A’	33,540	1,408,009
MGM Resorts International *	77,470	2,045,208
Six Flags Entertainment Corp	62,776	2,671,119
Standard Pacific Corp *	142,560	1,226,016
The Michaels Cos Inc *	92,310	1,573,885

		16,972,980

Energy - 0.2%

Chesapeake Energy Corp	70,125	2,179,485
Halcon Resources Corp *	10,073	73,432

		2,252,917

Health Care - 0.2%

BioScrip Inc *	120,350	1,003,719
HCA Holdings Inc *	33,050	1,863,359

		2,867,078

Industrials - 0.6%

Ply Gem Holdings Inc *	61,670	622,867
The ADT Corp	83,725	2,925,352
United Rentals Inc *	35,000	3,665,550

		7,213,769

Information Technology - 0.3%

CommScope Holding Co Inc *	132,500	3,064,725

Materials - 0.5%

Berry Plastics Group Inc *	87,500	2,257,500
Freeport-McMoRan Copper & Gold Inc	64,630	2,358,995
Louisiana-Pacific Corp *	77,950	1,170,809

		5,787,304

Telecommunication Services - 0.1%

Intelsat SA * (Luxembourg)	69,750	1,314,090

Utilities - 0.1%

NRG Energy Inc	43,850	1,631,220

Total Common Stocks (Cost $34,025,290)		41,104,083

CLOSED-END MUTUAL FUNDS - 0.5%

Eaton Vance Senior Income Trust	74,532	507,563
First Trust Senior Floating Rate Income Fund II	16,320	233,213
Invesco Senior Income Trust	803,968	4,027,880
Voya Prime Rate Trust	189,421	1,096,747

Total Closed-End Mutual Funds (Cost $5,811,755)		5,865,403

	Principal Amount	Value
CORPORATE BONDS & NOTES - 85.2%

Consumer Discretionary - 18.0%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$5,500,000	$5,500,000
99 Cents Only Stores 11.000% due 12/15/19	3,271,000	3,638,987
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	1,800,000	1,926,000
Beazer Homes USA Inc
5.750% due 06/15/19 ~	5,475,000	5,488,687
7.250% due 02/01/23	3,050,000	3,175,812
7.500% due 09/15/21	1,750,000	1,863,750
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	2,925,000	2,460,656
11.250% due 06/01/17	5,500,000	5,060,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	5,850,000	6,142,500
11.000% due 10/01/21 ~	4,850,000	5,238,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	4,600,000	4,677,625
CCO Holdings LLC
5.750% due 09/01/23	3,050,000	3,172,000
7.000% due 01/15/19	3,500,000	3,701,250
CEC Entertainment Inc 8.000% due 02/15/22 ~	8,350,000	8,684,000
Cedar Fair LP
5.250% due 03/15/21	4,400,000	4,554,000
5.375% due 06/01/24 ~	1,375,000	1,393,906
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,350,000	2,352,938
6.375% due 09/15/20 ~	2,813,000	3,002,878
Clear Channel Communications Inc
10.000% due 01/15/18 ~	1,950,000	1,893,938
11.250% due 03/01/21	3,000,000	3,412,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	3,395,000	3,675,087
7.625% due 03/15/20	2,625,000	2,844,844
Dana Holding Corp
5.375% due 09/15/21	1,000,000	1,050,000
6.750% due 02/15/21	5,150,000	5,581,312
DISH DBS Corp 5.125% due 05/01/20	2,850,000	3,003,188
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,253,125
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	5,650,000	6,013,719
Icahn Enterprises LP 5.875% due 02/01/22	5,725,000	6,025,562
Jaguar Land Rover Automotive PLC (United Kingdom)
4.125% due 12/15/18 ~	3,000,000	3,105,000
5.625% due 02/01/23 ~	1,150,000	1,226,188
8.125% due 05/15/21 ~	2,155,000	2,435,150
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	7,325,000	7,544,750
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,875,500
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,254,250
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	5,600,000	5,698,000
MGM Resorts International
6.750% due 10/01/20	3,850,000	4,307,187
8.625% due 02/01/19	2,000,000	2,392,500
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	2,850,000	2,924,813

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Michaels Stores Inc 5.875% due 12/15/20 ~	$2,475,000	$ 2,531,925
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	1,925,000	2,083,813
8.750% PIK due 10/15/21 ~	6,725,000	7,363,875
NPC International Inc 10.500% due 01/15/20	6,550,000	7,417,875
Numericable Group SA (France)
4.875% due 05/15/19 ~	1,000,000	1,027,500
6.000% due 05/15/22 ~	1,800,000	1,874,250
Penn National Gaming Inc 5.875% due 11/01/21 ~	5,300,000	5,021,750
Sinclair Television Group Inc
5.375% due 04/01/21	1,950,000	1,971,938
6.375% due 11/01/21	4,950,000	5,290,312
Standard Pacific Corp
6.250% due 12/15/21	7,000,000	7,507,500
8.375% due 01/15/21	3,000,000	3,570,000
The Ryland Group Inc 5.375% due 10/01/22	6,770,000	6,753,075
The ServiceMaster Co 8.000% due 02/15/20	5,100,000	5,520,750
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,379,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	4,500,000	4,747,500
Wolverine World Wide Inc 6.125% due 10/15/20	4,825,000	5,223,062

		218,833,727

Consumer Staples - 4.1%

Beverages & More Inc 10.000% due 11/15/18 ~	5,175,000	5,090,906
JBS Investments GmbH (Austria)
7.250% due 04/03/24 ~	2,500,000	2,593,750
7.750% due 10/28/20 ~	7,300,000	7,847,500
JBS USA LLC 7.250% due 06/01/21 ~	950,000	1,023,625
Post Holdings Inc 6.000% due 12/15/22 ~	4,500,000	4,612,500
Reynolds Group Issuer Inc
8.500% due 05/15/18	7,850,000	8,222,875
9.000% due 04/15/19	7,725,000	8,217,469
Rite Aid Corp
6.750% due 06/15/21	2,700,000	2,936,250
9.250% due 03/15/20	3,500,000	3,998,750
Smithfield Foods Inc
5.875% due 08/01/21 ~	3,750,000	3,975,000
6.625% due 08/15/22	1,200,000	1,320,000

		49,838,625

Energy - 15.0%

Alpha Natural Resources Inc
6.000% due 06/01/19	3,925,000	2,875,063
6.250% due 06/01/21	2,000,000	1,425,000
Arch Coal Inc
7.250% due 10/01/20	3,275,000	2,464,438
7.250% due 06/15/21	3,000,000	2,205,000
Athlon Holdings LP 6.000% due 05/01/22 ~	5,675,000	5,887,812
Atlas Pipeline Partners LP
5.875% due 08/01/23	4,150,000	4,243,375
6.625% due 10/01/20	2,750,000	2,935,625
Basic Energy Services Inc 7.750% due 02/15/19	5,175,000	5,511,375
Baytex Energy Corp (Canada) 5.125% due 06/01/21 ~	4,600,000	4,634,500

	Principal Amount	Value
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	$5,600,000	$ 5,740,000
Chaparral Energy Inc
7.625% due 11/15/22	5,000,000	5,425,000
8.250% due 09/01/21	2,550,000	2,811,375
Crestwood Midstream Partners LP 6.125% due 03/01/22 ~	4,625,000	4,890,937
Energy XXI Gulf Coast Inc 6.875% due 03/15/24 ~	5,525,000	5,649,312
EV Energy Partners LP 8.000% due 04/15/19	5,000,000	5,275,000
Halcon Resources Corp
8.875% due 05/15/21	4,700,000	5,076,000
9.250% due 02/15/22	2,000,000	2,195,000
9.750% due 07/15/20	2,975,000	3,261,344
Hercules Offshore Inc
6.750% due 04/01/22 ~	2,800,000	2,670,500
7.500% due 10/01/21 ~	5,250,000	5,236,875
Hiland Partners LP
5.500% due 05/15/22 ~	925,000	938,875
7.250% due 10/01/20 ~	8,750,000	9,581,250
Kinder Morgan Inc 5.000% due 02/15/21 ~	6,350,000	6,619,875
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21	5,850,000	6,127,875
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,761,375
6.500% due 03/15/21 ~	4,620,000	4,920,300
Memorial Resource Development Corp 5.875% due 07/01/22 ~ #	7,325,000	7,416,562
NGL Energy Partners LP 5.125% due 07/15/19 ~	1,675,000	1,687,563
Pioneer Energy Services Corp 6.125% due 03/15/22 ~	5,640,000	5,858,550
QEP Resources Inc
5.375% due 10/01/22	2,600,000	2,691,000
6.875% due 03/01/21	2,400,000	2,706,000
Regency Energy Partners LP
5.750% due 09/01/20	5,600,000	6,062,000
5.875% due 03/01/22	700,000	762,125
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	6,650,000	7,065,625
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,631,250
Samson Investment Co 10.750% due 02/15/20 ~	3,000,000	3,176,250
Sanchez Energy Corp
6.125% due 01/15/23 ~	2,800,000	2,898,000
7.750% due 06/15/21 ~	5,575,000	6,076,750
SandRidge Energy Inc 7.500% due 03/15/21	6,800,000	7,403,500
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	5,050,000	5,340,375
Tervita Corp (Canada)
8.000% due 11/15/18 ~	5,000,000	5,237,500
10.875% due 02/15/18 ~	175,000	177,844
WPX Energy Inc 6.000% due 01/15/22	5,000,000	5,362,500

		181,916,475

Financials - 5.1%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	150,000	151,313
CIT Group Inc
5.375% due 05/15/20	925,000	996,398
5.500% due 02/15/19 ~	2,000,000	2,173,750
First Data Corp
10.625% due 06/15/21	1,850,000	2,164,500
12.625% due 01/15/21	4,284,000	5,285,385

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	$5,100,000	$ 5,488,875
Jefferies Finance LLC
6.875% due 04/15/22 ~	800,000	814,000
7.375% due 04/01/20 ~	5,800,000	6,119,000
Navient Corp
4.875% due 06/17/19	1,925,000	1,988,717
5.500% due 01/15/19	2,000,000	2,130,000
8.000% due 03/25/20	3,000,000	3,476,250
Nuveen Investments Inc
9.125% due 10/15/17 ~	4,725,000	5,144,344
9.500% due 10/15/20 ~	2,425,000	2,885,750
Ocwen Financial Corp 6.625% due 05/15/19 ~	4,625,000	4,786,875
RHP Hotel Properties LP REIT 5.000% due 04/15/21	6,550,000	6,566,375
ROC Finance LLC 12.125% due 09/01/18 ~	3,425,000	3,733,250
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,200,000	7,740,000

		61,644,782

Health Care - 9.2%

Acadia Healthcare Co Inc 5.125% due 07/01/22 ~	100,000	100,750
Aviv Healthcare Properties LP 6.000% due 10/15/21	4,725,000	5,032,125
Biomet Inc 6.500% due 08/01/20	4,825,000	5,223,062
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	4,875,000	5,030,391
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	9,700,000	10,330,500
8.000% due 11/15/19	5,300,000	5,816,750
DaVita HealthCare Partners Inc 5.750% due 08/15/22	4,825,000	5,174,813
DJO Finance LLC
7.750% due 04/15/18	4,000,000	4,220,000
9.875% due 04/15/18	1,000,000	1,085,000
Endo Finance LLC 5.750% due 01/15/22 ~	5,175,000	5,291,437
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	4,650,000	5,161,500
HCA Holdings Inc
6.250% due 02/15/21	6,850,000	7,372,312
7.750% due 05/15/21	4,000,000	4,395,000
HCA Inc 5.875% due 03/15/22	3,250,000	3,534,375
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	5,280,000	5,484,600
LifePoint Hospitals Inc 5.500% due 12/01/21 ~	5,550,000	5,827,500
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	675,000	708,750
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	5,146,500
Tenet Healthcare Corp
4.750% due 06/01/20	3,350,000	3,442,125
5.000% due 03/01/19 ~	675,000	685,969
6.000% due 10/01/20	1,900,000	2,066,250
6.750% due 02/01/20	4,250,000	4,632,500
8.000% due 08/01/20	1,750,000	1,900,938
8.125% due 04/01/22	4,800,000	5,568,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,700,000	9,276,375

		112,507,522

Industrials - 10.1%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	3,500,000	3,609,375
ADS Waste Holdings Inc 8.250% due 10/01/20	4,725,000	5,114,812

	Principal Amount	Value
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	$ 2,548,206	$ 2,565,025
Allegion US Holding Co Inc 5.750% due 10/01/21 ~	4,900,000	5,181,750
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,747,279	1,805,114
BC Mountain LLC 7.000% due 02/01/21 ~	5,325,000	5,178,562
Ceridian LLC 8.125% due 11/15/17 ~	875,000	885,938
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,499,000
HD Supply Inc
7.500% due 07/15/20	1,000,000	1,097,500
8.125% due 04/15/19	2,750,000	3,038,750
11.500% due 07/15/20	850,000	1,020,000
International Lease Finance Corp
4.625% due 04/15/21	2,900,000	2,999,687
5.875% due 04/01/19	3,000,000	3,311,250
5.875% due 08/15/22	1,000,000	1,095,000
6.250% due 05/15/19	1,550,000	1,739,875
Masco Corp 7.750% due 08/01/29	4,925,000	5,822,399
Modular Space Corp 10.250% due 01/31/19 ~	5,150,000	5,433,250
Nortek Inc 8.500% due 04/15/21	4,850,000	5,383,500
Roofing Supply Group LLC 10.000% due 06/01/20 ~	5,867,000	6,307,025
The ADT Corp 6.250% due 10/15/21	10,475,000	11,129,687
The Hertz Corp
5.875% due 10/15/20	350,000	367,500
7.500% due 10/15/18	4,500,000	4,725,000
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	6,208,125
TransDigm Inc
5.500% due 10/15/20	2,000,000	2,042,800
6.000% due 07/15/22 ~	3,225,000	3,317,719
7.500% due 07/15/21	2,000,000	2,225,000
United Airlines Pass-Through Trust ‘B’
4.750% due 10/11/23	1,475,000	1,498,969
5.375% due 02/15/23	3,850,000	3,974,740
United Rentals North America Inc
7.375% due 05/15/20	779,000	864,690
7.625% due 04/15/22	2,750,000	3,100,625
8.250% due 02/01/21	3,700,000	4,134,750
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,700,000	4,903,040
USG Corp
5.875% due 11/01/21 ~	2,675,000	2,838,844
7.875% due 03/30/20 ~	3,000,000	3,333,750
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	909,139	941,686

		122,694,737

Information Technology - 3.7%

Advanced Micro Devices Inc
6.750% due 03/01/19 ~	3,825,000	4,087,969
7.750% due 08/01/20	1,250,000	1,337,500
Blackboard Inc 7.750% due 11/15/19 ~	6,150,000	6,457,500
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	4,083,312
BMC Software Inc 7.250% due 06/01/18	2,194,000	2,303,700
Entegris Inc 6.000% due 04/01/22 ~	4,675,000	4,838,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Equinix Inc
4.875% due 04/01/20	$5,100,000	$ 5,253,000
5.375% due 04/01/23	1,475,000	1,515,563
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	1,850,000	1,905,500
6.000% due 01/15/22 ~	1,975,000	2,108,312
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,726,500
NXP BV (Netherlands)
3.750% due 06/01/18 ~	1,800,000	1,813,500
5.750% due 02/15/21 ~	3,800,000	4,013,750

		44,444,731

Materials - 10.6%

AK Steel Corp 8.375% due 04/01/22	5,875,000	6,256,875
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	7,300,000	7,546,375
ArcelorMittal (Luxembourg)
6.125% due 06/01/18	2,000,000	2,200,000
6.750% due 02/25/22	2,500,000	2,812,500
7.250% due 03/01/41	4,650,000	4,963,875
ARD Finance SA (Luxembourg) 11.125% PIK due 06/01/18 ~	2,778,031	2,940,685
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	2,600,000	2,691,000
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	501,875
6.250% due 01/31/19 ~	3,000,000	3,082,500
6.750% due 01/31/21 ~	3,250,000	3,363,750
7.000% due 11/15/20 ~	823,235	856,165
Berry Plastics Corp 5.500% due 05/15/22	6,550,000	6,595,031
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	4,325,000	4,443,938
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	5,568,705	5,843,660
BOE Merger Corp 9.500% PIK due 11/01/17 ~	5,250,000	5,545,312
Exopack Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	5,000,000	5,375,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	6,175,000	6,746,187
Hexion US Finance Corp
6.625% due 04/15/20	1,200,000	1,278,000
8.875% due 02/01/18	3,500,000	3,648,750
9.000% due 11/15/20	3,000,000	3,075,000
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	4,750,000	4,880,625
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	5,331,625
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,954,610
Novelis Inc (Canada) 8.750% due 12/15/20	5,000,000	5,575,000
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	3,400,000	3,799,500
8.375% due 06/15/19 ~	3,725,000	4,125,438
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,750,000
Tronox Finance LLC 6.375% due 08/15/20	5,900,000	6,121,250
Wise Metals Group LLC 8.750% due 12/15/18 ~	4,675,000	5,095,750
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	2,775,000	2,840,906

		129,241,182

	Principal Amount	Value
Telecommunication Services - 7.5%

CenturyLink Inc 5.625% due 04/01/20	$ 1,950,000	$ 2,071,875
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	5,600,000	5,572,000
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	4,250,000	4,653,750
Digicel Ltd (Bermuda)
6.000% due 04/15/21 ~	2,700,000	2,794,500
7.000% due 02/15/20 ~	3,161,000	3,350,660
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	8,050,000
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22	4,650,000	4,876,687
7.250% due 10/15/20	2,000,000	2,160,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	2,000,000	2,127,500
7.750% due 06/01/21	6,300,000	6,693,750
8.125% due 06/01/23	3,000,000	3,255,000
Level 3 Financing Inc
6.125% due 01/15/21 ~	925,000	994,375
7.000% due 06/01/20	5,700,000	6,255,750
Sprint Communications Inc
6.000% due 11/15/22	4,025,000	4,125,625
7.000% due 03/01/20 ~	10,235,000	11,821,425
9.000% due 11/15/18 ~	2,800,000	3,402,000
Sprint Corp 7.250% due 09/15/21 ~	9,500,000	10,509,375
T-Mobile USA Inc
6.250% due 04/01/21	850,000	906,313
6.464% due 04/28/19	1,850,000	1,951,750
6.625% due 04/01/23	1,000,000	1,090,000
6.633% due 04/28/21	4,350,000	4,725,188
6.836% due 04/28/23	250,000	273,125

		91,660,648

Utilities - 1.9%

Calpine Corp
6.000% due 01/15/22 ~	1,000,000	1,082,500
7.500% due 02/15/21 ~	4,375,000	4,752,344
7.875% due 01/15/23 ~	2,598,000	2,909,760
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,135,000
9.875% due 10/15/20	3,975,000	4,342,687
NRG Energy Inc
6.250% due 07/15/22 ~	3,075,000	3,282,563
6.625% due 03/15/23	1,000,000	1,087,500
7.875% due 05/15/21	3,000,000	3,341,250

		22,933,604

Total Corporate Bonds & Notes (Cost $989,728,062)		1,035,716,033

CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	4,095,000

Total Convertible Corporate Bonds & Notes (Cost $3,462,025)		4,095,000

SENIOR LOAN NOTES - 5.6%

Consumer Discretionary - 2.5%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,000,000	5,096,250
CEC Entertainment Concepts LP due 02/14/21 µ	1,995,000	1,986,272

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Clear Channel Communications Inc Term B 3.800% due 01/29/16 §	$ 575,454	$ 572,036
Term D
due 01/30/19 µ	3,000,000	2,992,874
6.900% due 01/30/19 §	1,697,344	1,693,313
ClubCorp Club Operations Inc due 07/24/20 µ	4,000,000	3,990,832
4.000% due 07/24/20 §	1,901,877	1,897,518
Regent Seven Seas Cruises Inc Term B 3.750% due 12/21/18 §	835,178	835,700
Spin Holdco Inc Term B due 11/14/19 µ	4,987,469	5,002,431
The Neiman Marcus Group Inc due 10/25/20 µ	2,000,000	1,998,750
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,912,500

		30,978,476

Consumer Staples - 0.5%

BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	985,069	987,899
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,977,387	2,917,839
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	2,012,143	2,019,688

		5,925,426

Energy - 1.0%

American Energy-Permian Basin LLC
Term A
due 09/17/19 µ	3,000,000	3,000,000
Term B
due 09/17/20 µ	3,000,000	3,000,000
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	2,936,844	2,989,158
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	3,000,000	3,006,162

		11,995,320

Financials - 0.5%

First Data Corp Term B 4.154% due 03/24/18 §	2,000,000	2,006,636
ROC Finance LLC 5.000% due 06/20/19 §	2,481,250	2,447,133
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	1,500,000	1,672,500

		6,126,269

Health Care - 0.3%

BioScrip Inc 6.500% due 07/31/20 §	1,383,334	1,394,861
Term B 6.500% due 07/31/20 §	2,305,556	2,324,768

		3,719,629

Industrials - 0.7%

LM U.S. Corp Acquisition Inc (2nd Lien) due 10/15/20 µ	3,750,000	3,798,439
Transdigm Inc Term D due 06/04/21 µ	3,000,000	2,989,875
WTG Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	2,014,166

		8,802,480

Telecommunication Services - 0.1%

Level 3 Financing Inc 4.000% due 08/01/19 §	1,000,000	1,002,656

	Principal Amount	Value
Utilities - 0.0%

Texas Competitive Electric Holdings Co LLC 4.651% due 10/10/17 §	$38,976	$32,350

Total Senior Loan Notes (Cost $68,314,321)		68,582,606

SHORT-TERM INVESTMENT - 5.2%

Repurchase Agreement - 5.2%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $62,635,219; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $63,889,644)	62,635,219	62,635,219

Total Short-Term Investment (Cost $62,635,219)		62,635,219

TOTAL INVESTMENTS - 100.3% (Cost $1,164,776,672)		1,218,955,928

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,349,845)

NET ASSETS - 100.0%		$1,215,606,083

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	21.9%
Energy	16.3%
Industrials	11.4%
Materials	11.1%
Health Care	9.7%
Telecommunication Services	8.0%
Financials	5.6%
Short-Term Investment	5.2%
Consumer Staples	4.6%
Information Technology	4.0%
Others (each less than 3.0%)	2.5%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$957,584	$-	$957,584	$-
	Common Stocks (1)	41,104,083	41,104,083	-	-
	Closed-End Mutual Funds	5,865,403	5,865,403	-	-
	Corporate Bonds & Notes	1,035,716,033	-	1,034,217,064	1,498,969
	Convertible Corporate Bonds & Notes	4,095,000	-	4,095,000	-
	Senior Loan Notes	68,582,606	-	68,550,256	32,350
	Short-Term Investment	62,635,219	-	62,635,219	-

	Total	$1,218,955,928	$46,969,486	$1,170,455,123	$1,531,319

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2014:

	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$19,110,375	$-	$19,110,375
Purchases	1,475,000	-	1,475,000
Sales (Includes Paydowns)	(5,545,376)	-	(5,545,376)
Accrued Discounts (Premiums)	(1,987)	-	(1,987)
Net Realized Gains (Loss)	238,846	-	238,846
Change in Net Unrealized Appreciation (Depreciation)	411,715	-	411,715
Transfers In	-	32,350	32,350
Transfers Out	(14,189,604)	-	(14,189,604)

Value, End of Period	$1,498,969	$32,350	$1,531,319

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$23,969	$-	$23,969

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the period ended June 30, 2014, an investment with a value of $957,584 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $14,189,604 were transferred from Level 3 to Level 2 due to the pricing vendor using evaluated pricing of the investments based on significant market observable inputs versus the use of a vendor-priced single broker quote. Also during the same period, an investment with a value of $32,350 was transferred from Level 2 to Level 3 due to the use of a single vendor-priced broker quote versus the use of multiple vendor-priced broker quotes.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 9.9%

Consumer Discretionary - 0.1%

DISH DBS Corp 7.125% due 02/01/16	$900,000	$975,375

Energy - 0.1%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	1,309,542
Chesapeake Energy Corp 3.479% due 04/15/19 §	$500,000	505,937

		1,815,479

Financials - 7.6%

Ally Financial Inc
2.750% due 01/30/17	800,000	811,000
4.625% due 06/26/15	1,300,000	1,343,875
8.300% due 02/12/15	100,000	104,375
ANZ New Zealand International Ltd (New Zealand) 0.666% due 08/19/14 § ~	10,000,000	10,007,070
Bank of America NA 0.645% due 05/08/17 §	14,500,000	14,501,841
Bankia SA (Spain)
0.532% due 01/25/16 §	EUR 500,000	677,256
3.500% due 12/14/15	2,900,000	4,135,087
3.500% due 01/17/19 ~	1,600,000	2,329,809
BNP Paribas SA (France) 0.533% due 11/07/15 §	$9,600,000	9,600,643
BPCE SA (France)
0.796% due 11/18/16 §	5,900,000	5,917,252
0.862% due 06/17/17 §	2,300,000	2,300,987
BPE Financiaciones SA (Spain)
2.500% due 02/01/17	EUR 1,200,000	1,684,108
2.875% due 05/19/16	2,500,000	3,509,825
Citigroup Inc 0.745% due 05/01/17 §	$13,400,000	13,398,084
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 0.558% due 04/28/17 §	13,300,000	13,330,424
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	442,685
Eksportfinans ASA (Norway) 2.375% due 05/25/16	$1,800,000	1,804,500
HBOS PLC (United Kingdom) 1.110% due 09/01/16 §	EUR 1,400,000	1,912,699
JPMorgan Chase Bank NA 0.647% due 06/02/17 §	$3,900,000	3,905,039
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Y	1,700,000	337,875
Lloyds Bank PLC (United Kingdom) 9.875% due 12/16/21 § ~	3,150,000	3,732,750
Marsh & McLennan Cos Inc 5.750% due 09/15/15	523,000	554,028
Westpac Banking Corp (Australia)
1.850% due 11/26/19 ~	2,000,000	2,003,530
3.585% due 08/14/14 ~	12,300,000	12,347,859

		110,692,601

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	250,000	281,172

	Principal Amount	Value
Industrials - 0.6%

Con-way Inc 7.250% due 01/15/18	$4,000,000	$4,667,516
Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 1,800,000	2,349,391
International Lease Finance Corp 7.125% due 09/01/18 ~	$1,000,000	1,162,500

		8,179,407

Materials - 0.3%

Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,642,192

Telecommunication Services - 0.9%

BellSouth Corp 4.182% due 04/26/21 ~	12,800,000	13,170,240

Utilities - 0.3%

Electricite de France SA (France) 1.150% due 01/20/17 ~	700,000	700,491
RWE AG (Germany)
7.000% § ± ~	GBP 1,000,000	1,862,137
7.000% due 10/12/72 § ~	$300,000	333,030
SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,502,207

		4,397,865

Total Corporate Bonds & Notes (Cost $142,843,476)		144,154,331

MORTGAGE-BACKED SECURITIES - 6.2%

Collateralized Mortgage Obligations - Commercial - 0.7%

Banc of America Re-REMIC Trust
5.647% due 02/17/51 " § ~	$1,648,278	1,766,649
5.679% due 06/24/50 " § ~	1,523,402	1,652,320
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/39 " § ~	2,855,120	3,031,251
5.467% due 09/18/39 " § ~	3,301,415	3,525,958
JP Morgan Chase Commercial Mortgage Securities Trust 4.654% due 01/12/37 "	69,863	69,840
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	778,241

		10,824,259

Collateralized Mortgage Obligations - Residential - 5.1%

Alternative Loan Trust
0.432% due 12/25/35 " §	102,882	93,496
5.500% due 06/25/35 "	1,997,016	1,937,077
6.000% due 01/25/37 " Y	1,329,008	1,139,842
Banc of America Funding Trust 2.938% due 01/20/47 " § Y	1,990,517	1,558,770
Banc of America Mortgage Trust
2.628% due 06/25/35 " §	578,349	556,004
2.787% due 08/25/35 " §	548,031	509,172
4.682% due 11/25/34 " §	92,674	90,129
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/35 " §	885,605	902,196
2.564% due 01/25/35 " §	545,900	544,687
Chase Mortgage Finance Trust 2.502% due 02/25/37 " §	186,973	187,038
ChaseFlex Trust 6.000% due 02/25/37 " Y	690,751	594,095

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust
0.222% due 01/25/37 " § ~	$498,572	$314,368
2.500% due 05/25/35 " §	145,020	142,487
2.764% due 09/25/37 " § Y	120,756	102,562
Citigroup Mortgage Loan Trust Inc
2.200% due 09/25/35 " §	935,070	943,825
2.280% due 09/25/35 " §	850,266	854,101
2.610% due 08/25/35 " §	1,274,743	726,426
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/35 " §	131,090	101,307
2.521% due 11/19/33 " §	119,623	118,599
2.747% due 08/25/34 " §	72,920	65,399
Deutsche Alt-B Securities Mortgage Loan Trust 0.252% due 10/25/36 " § Y	73,775	45,946
Fannie Mae
0.212% due 07/25/37 " §	2,451,956	2,399,516
0.217% due 12/25/36 " §	284,170	278,093
0.302% due 08/25/34 " §	517,648	512,905
0.502% due 07/25/37 - 05/25/42 " §	297,982	297,860
2.258% due 05/25/35 " §	1,913,317	1,974,463
Freddie Mac
0.382% due 02/15/19 " §	5,024,143	5,031,745
0.602% due 09/15/42 " §	4,970,927	4,968,682
Granite Mortgages PLC (United Kingdom) 0.934% due 09/20/44 " § ~	GBP 1,054,823	1,803,870
GreenPoint Mortgage Funding Trust
0.372% due 06/25/45 " §	$1,265,548	1,147,922
0.422% due 11/25/45 " §	679,777	541,731
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	415,487	446,681
GSR Mortgage Loan Trust 2.834% due 01/25/35 " §	1,001,019	988,214
HarborView Mortgage Loan Trust 0.435% due 02/19/36 " §	253,860	200,589
Holmes Master Issuer PLC (United Kingdom) 1.678% due 10/15/54 " § ~	EUR 9,380,069	12,855,421
Impac CMB Trust 1.152% due 07/25/33 " §	$274,966	257,421
IndyMac INDX Mortgage Loan Trust
0.360% due 05/25/46 " §	1,160,641	1,015,230
0.392% due 07/25/35 " §	489,375	455,179
JP Morgan Resecuritization Trust 2.670% due 08/27/37 " § ~	574,006	584,002
JPMorgan Mortgage Trust
2.346% due 07/27/37 " § ~	1,322,081	1,141,765
2.703% due 07/25/35 " §	724,462	739,288
2.745% due 08/25/35 " § Y	802,982	773,468
2.779% due 08/25/35 " §	933,722	933,787
5.109% due 09/25/35 " §	192,456	195,170
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.592% due 12/15/30 " §	447,983	429,144
0.852% due 11/15/31 " §	635,095	636,268
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/35 " §	767,703	733,887
2.532% due 06/25/37 " §	938,580	910,746
5.394% due 12/25/35 " §	357,982	341,330
NCUA Guaranteed Notes Trust 0.603% due 10/07/20 " §	6,252,219	6,287,332
Reperforming Loan REMIC Trust 0.492% due 06/25/35 " § ~	776,087	701,273
Residential Accredit Loans Inc Trust 0.452% due 08/25/35 " §	534,618	431,741
Ryland Mortgage Securities Corp 6.730% due 10/01/27 " §	13,679	11,333
Sequoia Mortgage Trust 0.855% due 10/19/26 " §	414,956	413,681

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
1.522% due 01/25/35 " §	$519,949	$424,543
2.467% due 02/25/34 " §	152,140	154,953
2.518% due 08/25/35 " §	1,077,067	1,017,840
Structured Asset Mortgage Investments II Trust
0.282% due 03/25/37 " §	156,565	121,388
0.372% due 05/25/36 " §	1,034,046	780,422
0.405% due 07/19/35 " §	1,089,053	998,286
0.432% due 02/25/36 " §	1,169,014	943,352
0.485% due 10/19/34 " §	526,537	504,834
Structured Asset Securities Corp Trust 2.628% due 10/28/35 " § ~	237,726	225,780
Structured Asset Securities Mortgage Pass-Through Certificates 2.218% due 01/25/32 " §	9,439	9,238
Swan Trust (Australia) 3.960% due 04/25/41 " §	AUD 586,118	558,007
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/45 " §	$710,165	669,606
0.894% due 05/25/47 " §	1,706,207	1,510,821
1.124% due 02/25/46 " §	676,907	641,513
1.324% due 11/25/42 " §	80,368	78,990
2.201% due 11/25/46 " §	391,043	385,952
2.449% due 06/25/33 " §	960,148	977,822
5.127% due 08/25/35 " §	488,075	475,388
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 12/25/34 " §	811,669	832,841
2.616% due 11/25/34 " §	281,019	287,369
2.617% due 09/25/34 " §	325,812	334,964
5.588% due 04/25/36 " §	475,005	473,485

		74,374,657

Fannie Mae - 0.3%

1.300% due 02/01/36 " §	93,747	93,993
1.324% due 11/01/42 - 10/01/44 " §	478,812	492,644
2.012% due 12/01/34 " §	148,601	156,017
2.029% due 11/01/35 " §	104,859	109,537
2.133% due 05/01/35 " §	56,287	60,320
2.195% due 01/01/25 " §	54,246	54,561
2.235% due 03/01/35 " §	65,881	66,161
2.266% due 12/01/22 " §	15,236	16,160
2.269% due 03/01/35 " §	602,189	647,482
2.330% due 03/01/35 " §	43,470	43,680
2.382% due 08/01/17 " §	156,873	161,324
2.393% due 10/01/35 " §	218,948	234,301
2.514% due 04/01/35 " §	607,744	647,886
2.561% due 09/01/35 " §	173,510	185,824
3.287% due 03/01/18 " §	71,413	75,058
3.500% due 07/01/26 " §	4,872	4,889
5.000% due 08/01/24 " §	9,695	9,780
5.344% due 01/01/36 " §	321,481	346,591
5.357% due 11/01/35 " §	292,622	316,678
5.455% due 03/01/36 " §	231,353	249,966

		3,972,852

Freddie Mac - 0.1%

2.370% due 01/01/34 " §	354,632	377,663
2.399% due 08/01/35 " §	20,564	21,516
4.995% due 10/01/35 " §	83,128	88,258
5.508% due 03/01/36 " §	137,370	142,000

		629,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	$108,225	$111,357
2.000% due 10/20/24 - 01/20/27 " §	83,175	86,739
2.500% due 02/20/25 " §	19,815	20,845

		218,941

Total Mortgage-Backed Securities (Cost $89,318,375)		90,020,146

ASSET-BACKED SECURITIES - 1.9%

Amortizing Residential Collateral Trust 0.732% due 07/25/32 " §	125,612	116,096
Aquilae II PLC CLO (Ireland) 0.637% due 01/17/23 " § ~	EUR 273,963	371,798
Asset-Backed Securities Corp Home Equity Loan Trust 0.232% due 05/25/37 " §	$36,715	23,966
Bear Stearns Asset-Backed Securities I Trust
0.220% due 12/25/36 " §	76,244	75,569
0.260% due 11/25/36 " §	776,169	660,600
1.152% due 10/25/37 " §	1,993,917	1,866,081
Bear Stearns Asset-Backed Securities Trust 0.812% due 10/25/32 " §	52,681	50,344
Carlyle High Yield Partners X Ltd (Cayman) 0.453% due 04/19/22 " § ~	984,194	965,811
Citibank Omni Master Trust 4.900% due 11/15/18 " ~	5,200,000	5,287,048
Citigroup Mortgage Loan Trust 0.232% due 01/25/37 " §	578,996	363,887
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	24,799	25,003
Countrywide Asset-Backed Certificates
0.342% due 06/25/36 " §	493,291	480,619
0.400% due 04/25/36 " §	282,717	277,395
Credit-Based Asset Servicing & Securitization Trust 0.220% due 01/25/37 " § Y	276,336	124,271
Equity One Mortgage Pass-Through Trust 0.452% due 04/25/34 " §	486,420	420,811
Freddie Mac Structured Pass-Through Securities 0.412% due 08/25/31 " §	192,190	187,930
HSI Asset Securitization Corp Trust 0.202% due 10/25/36 " §	19,912	10,588
JP Morgan Mortgage Acquisition Trust 0.212% due 03/25/47 " §	48,330	46,931
LCM V Ltd CDO (Cayman) 0.460% due 03/21/19 " § ~	661,269	658,754
Morgan Stanley IXIS Real Estate Capital Trust 0.202% due 11/25/36 " §	2,085	1,086
Nautique Funding Ltd CLO (Cayman) 0.477% due 04/15/20 " § ~	598,046	591,715
New Century Home Equity Loan Trust 0.332% due 05/25/36 " §	866,795	569,696
NYLIM Flatiron Ltd CLO (Cayman) 0.445% due 08/08/20 " § ~	862,534	854,275
Park Place Securities Inc 0.412% due 09/25/35 " §	95,553	94,777
Penta SA CLO (Luxembourg) 0.614% due 06/04/24 " § ~	EUR 4,841,537	6,531,904
Popular ABS Mortgage Pass-Through Trust 0.242% due 06/25/47 " § Y	$1,202,030	1,158,219
Renaissance Home Equity Loan Trust 0.912% due 12/25/32 " §	217,275	205,073
SLM Student Loan Trust 0.512% due 09/15/21 " § ~	EUR 182,934	250,213

	Principal Amount	Value
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$3,011,218	$3,297,925
Soundview Home Loan Trust 0.212% due 11/25/36 " § ~	180,814	72,177
Structured Asset Securities Corp Mortgage Loan Trust 1.652% due 04/25/35 " §	1,432,051	1,396,119
Wood Street II BV CLO (Netherlands) 0.666% due 03/29/21 " § ~	EUR 678,153	921,977

Total Asset-Backed Securities (Cost $28,359,817)		27,958,658

U.S. TREASURY OBLIGATIONS - 95.4%

U.S. Treasury Inflation Protected Securities - 95.4%

0.125% due 04/15/16 ^ ‡	$75,331,494	77,336,806
0.125% due 04/15/17 ^ ‡	23,404,060	24,215,854
0.125% due 04/15/18 ^	10,267,300	10,606,958
0.125% due 07/15/22 ^	119,013,151	119,811,703
0.125% due 01/15/23 ^	50,954,576	50,776,332
0.375% due 07/15/23 ^	36,465,880	37,163,873
0.500% due 04/15/15 ^ ‡	27,012,409	27,413,750
0.625% due 07/15/21 ^	148,343,940	156,280,966
0.625% due 01/15/24 ^	21,054,114	21,807,381
0.625% due 02/15/43 ^	15,877,862	14,394,901
0.750% due 02/15/42 ^	3,147,180	2,957,735
1.125% due 01/15/21 ^	25,752,297	27,898,795
1.250% due 07/15/20 ^ ‡	51,519,564	56,469,787
1.375% due 01/15/20 ^ ‡	37,947,631	41,624,356
1.375% due 02/15/44 ^	39,079,891	42,903,887
1.625% due 01/15/15 ^ ‡	46,750,302	47,535,882
1.625% due 01/15/18 ^ ‡	90,520	98,759
1.750% due 01/15/28 ^	22,535,385	25,932,662
1.875% due 07/15/15 ^	24,048,924	24,986,167
1.875% due 07/15/19 ^	5,789,925	6,517,347
2.000% due 07/15/14 ^ ‡	15,732,922	15,769,599
2.000% due 01/15/16 ^	60,942,673	64,276,117
2.000% due 01/15/26 ^	159,620,063	188,009,594
2.125% due 01/15/19 ^	13,818,125	15,563,613
2.125% due 02/15/40 ^	14,213,621	18,057,965
2.375% due 01/15/25 ^ ‡	60,924,606	73,813,114
2.375% due 01/15/27 ^	90,731,317	111,299,061
2.500% due 01/15/29 ^	264,979	334,081
2.625% due 07/15/17 ^ ‡	14,312,921	16,025,337
3.375% due 04/15/32 ^	988,248	1,426,011
3.625% due 04/15/28 ^	14,656	20,577
3.875% due 04/15/29 ^	50,871,643	74,324,285

		1,395,653,255

Total U.S. Treasury Obligations (Cost $1,415,616,385)		1,395,653,255

FOREIGN GOVERNMENT BONDS & NOTES - 11.4%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	3,386,608
Brazil Letras do Tesouro Nacional (Brazil)
13.032% due 01/01/17	BRL 75,600,000	25,974,545
15.032% due 01/01/18	16,800,000	5,136,550
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	47,221,000	19,581,509
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 0.750% due 04/15/18 ^	EUR 11,082,448	15,984,113

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Colombian TES (Colombia) 3.000% due 03/25/33 ^	COP 2,851,467,740	$1,330,341
Hellenic Republic Government (Greece) 4.500% due 07/03/17	JPY 350,000,000	3,317,743
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 4,662,928	6,721,474
2.100% due 09/15/16 ^	751,394	1,072,752
2.100% due 09/15/17 ^ ~	5,127,540	7,417,134
2.100% due 09/15/21 ^ ~	1,194,963	1,760,357
2.250% due 04/22/17 ^ ~	9,213,984	13,134,627
2.350% due 09/15/24 ^ ~	7,053,620	10,351,040
2.550% due 10/22/16 ^ ~	3,405,168	4,855,733
3.100% due 09/15/26 ^ ~	319,005	500,021
4.750% due 09/15/16	200,000	298,173
5.500% due 11/01/22	300,000	504,035
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 1,700,000	2,123,085
2.750% due 11/20/25 ^	6,700,000	8,612,387
Spain Government (Spain)
3.800% due 04/30/24 ~	EUR 6,200,000	9,310,273
5.400% due 01/31/23 ~	15,300,000	25,754,825

Total Foreign Government Bonds & Notes (Cost $159,729,567)		167,127,325

PURCHASED OPTIONS - 0.0%
(See Note (h) in Notes to Schedule of Investments) (Cost $332,564)		39,847

SHORT-TERM INVESTMENTS - 38.9%

Foreign Government Issues - 9.4%

Hellenic Republic Treasury Bills (Greece)
2.163% due 08/18/14	1,900,000	2,587,257
2.179% due 12/12/14	10,800,000	14,696,016
2.535% due 07/18/14	3,600,000	4,899,288
2.585% due 07/18/14	3,600,000	4,899,288
Japan Treasury Bills (Japan)
0.055% due 08/11/14	JPY 10,590,000,000	104,529,355
0.057% due 08/04/14	670,000,000	6,613,340

		138,224,544

U.S. Government Agency Issues - 13.7%

Federal Home Loan Bank 0.065% due 08/29/14	$97,400,000	97,389,624
Freddie Mac
0.080% due 11/26/14	88,500,000	88,481,769
0.090% due 01/14/15	14,100,000	14,094,600

		199,965,993

U.S. Treasury Bills - 0.1%

0.067% due 12/11/14 ‡	65,000	64,986
0.076% due 09/18/14 ‡	550,000	549,980
0.079% due 08/21/14 ‡	162,000	161,982
0.079% due 09/11/14 ‡	1,019,000	1,018,970
0.081% due 03/05/15 ‡	215,000	214,921
0.092% due 03/05/15 ‡	136,000	135,950

		2,146,789

Repurchase Agreements - 15.7%

Barclays PLC 0.090% due 07/03/14 (Dated 06/26/14, repurchase price of $142,002,130; collateralized by U.S. Treasury Inflation Protected Securities: 2.375% - 2.500% due 01/15/25 - 01/15/29 and value $171,118,665)	142,000,000	142,000,000

	Principal Amount	Value
Credit Suisse Group AG 0.150% due 07/01/14 (Dated 06/30/14, repurchase price of $77,200,322; collateralized by U.S. Treasury Notes: 0.375% due 03/31/16 and value $78,841,882)	$77,200,000	$77,200,000
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $9,926,198; collateralized by Fannie Mae: 1.630% due 01/10/20 and value $10,125,375)	9,926,198	9,926,198

		229,126,198

Total Short-Term Investments (Cost $569,047,985)		569,463,524

TOTAL INVESTMENTS - 163.7% (Cost $2,405,248,169)		2,394,417,086

OTHER ASSETS & LIABILITIES, NET - (63.7%)		(932,011,241)

NET ASSETS - 100.0%		$1,462,405,845

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	95.4%
Short-Term Investments	38.9%
Foreign Government Bonds & Notes	11.4%
Corporate Bonds & Notes	9.9%
Mortgage-Backed Securities	6.2%
Others (each less than 3.0%)	1.9%

	163.7%
Other Assets & Liabilities, Net	(63.7%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $5,835,048 or 0.4% of the portfolio’s net assets were in default as of June 30, 2014.

(d)	As of June 30, 2014, investments with a total aggregate value of $8,952,937 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap contracts and delayed delivery securities (including sale-buyback financing transactions).

(e)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2014 was $530,934,187 at a weighted average interest rate of 0.120%.

(f)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
U.S. Treasury 5-Year Notes (09/14)	615	($126,212)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(g)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	13,408,000	USD	12,640,902	07/14	SGN	$2,167
BRL	4,422	USD	2,008	07/14	CIT	(7)
BRL	8,905,351	USD	3,939,000	07/14	CSF	91,483
BRL	12,021,129	USD	5,305,000	07/14	GSC	135,656
BRL	2,789,354	USD	1,266,449	07/14	JPM	(4,013)
BRL	19,147,455	USD	8,553,699	07/14	JPM	112,269
BRL	18,132,704	USD	8,232,783	07/14	UBS	(26,083)
BRL	4,575,142	USD	2,027,000	08/14	BOA	24,311
BRL	8,980,066	USD	3,926,000	08/14	CSF	100,303
BRL	10,703,105	USD	4,737,879	08/14	JPM	60,967
EUR	2,115,000	USD	2,867,333	08/14	BNP	29,283
EUR	10,436,000	USD	14,245,704	08/14	DUB	47,006
INR	67,243,000	USD	1,100,000	07/14	CSF	15,301
INR	43,585,410	USD	726,000	07/14	DUB	(3,087)
INR	111,241,350	USD	1,815,000	07/14	DUB	30,063
INR	124,826,900	USD	2,035,000	07/14	GSC	35,394
INR	129,913,600	USD	2,120,000	07/14	HSB	34,763
INR	249,982,800	USD	4,203,500	07/14	JPM	(57,255)
INR	173,764,300	USD	2,837,000	07/14	JPM	45,076
INR	72,516,240	USD	1,208,000	07/14	SGN	(5,237)
INR	114,196,460	USD	1,862,000	07/14	UBS	32,077
JPY	3,334,700,000	USD	32,835,262	07/14	JPM	82,165
MXN	44,247,488	USD	3,359,081	08/14	GSC	38,954
MXN	182,327,990	USD	13,980,600	09/14	GSC	(5,562)
PLN	3,054,900	EUR	722,247	07/14	BNP	15,027
PLN	5,360,766	EUR	1,270,625	07/14	HSB	21,960
USD	12,381,423	AUD	13,408,000	07/14	SGN	(261,646)
USD	12,610,161	AUD	13,408,000	08/14	SGN	(2,204)
USD	2,027,000	BRL	4,769,531	01/15	BOA	(24,504)
USD	7,865,000	BRL	18,731,209	01/15	CSF	(191,798)
USD	5,305,000	BRL	12,648,710	01/15	GSC	(135,551)
USD	4,737,879	BRL	11,159,126	01/15	JPM	(61,962)
USD	1,974	BRL	4,422	07/14	CIT	(27)
USD	4,043,292	BRL	8,905,351	07/14	CSF	12,810
USD	5,457,947	BRL	12,021,129	07/14	GSC	17,292
USD	9,080,181	BRL	21,936,809	07/14	JPM	(848,223)
USD	8,054,684	BRL	18,132,704	07/14	UBS	(152,016)
USD	944,033	BRL	2,251,803	08/14	BRC	(65,585)
USD	1,988,612	BRL	4,828,151	08/14	HSB	(176,138)
USD	13,931,978	BRL	32,292,218	08/14	JPM	(546,565)
USD	1,659,165	BRL	4,033,595	08/14	MSC	(149,339)
USD	2,386,654	BRL	5,714,843	10/14	HSB	(133,396)
USD	2,103,817	BRL	5,037,589	10/14	JPM	(117,587)
USD	1,303,548	COP	2,503,789,887	10/14	CSF	(18,836)
USD	14,052,259	EUR	10,383,000	08/14	BOA	(167,864)
USD	165,842,838	EUR	121,435,000	08/14	BRC	(469,463)
USD	10,044,328	EUR	7,375,000	08/14	CIT	(56,164)
USD	7,638,847	EUR	5,609,000	08/14	DUB	(43,005)
USD	5,399,763	GBP	3,217,000	09/14	BRC	(102,654)
USD	3,280,030	JPY	336,500,000	07/14	BRC	(41,622)
USD	15,582,574	JPY	1,582,800,000	07/14	GSC	(41,531)
USD	13,896,907	JPY	1,415,400,000	07/14	JPM	(74,763)
USD	110,559,051	JPY	11,260,000,000	08/14	CIT	(622,770)
USD	32,842,668	JPY	3,334,700,000	08/14	JPM	(83,077)
USD	332,164	ZAR	3,561,295	10/14	CIT	3,148

Total Forward Foreign Currency Contracts						($3,702,059)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(h)	Purchased options outstanding as of June 30, 2014 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 5-Year Interest Rate Swap	Receive	1.000%	10/29/14	GSC	$5,400,000	$80,729	$7,950
Put - OTC 5-Year Interest Rate Swap	Receive	1.000%	11/10/14	GSC	18,100,000	251,835	31,897

						$332,564	$39,847

Total Purchased Options						$332,564	$39,847

(i)	Transactions in written options for the period ended June 30, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2013	100	563,400,000	800,000	$3,113,524
Call Options Written	177	77,214,000	5,900,000	697,144
Put Options Written	-	11,673,000	131,400,000	754,159
Call Options Exercised	(177)	(17,300,000)	(6,300,000)	(158,941)
Call Options Expired	-	(171,814,000)	-	(920,656)
Put Options Expired	(100)	(333,873,000)	(32,500,000)	(1,774,840)
Put Options Closed	-	(1,300,000)	(22,400,000)	(171,136)

Outstanding, June 30, 2014	-	128,000,000	76,900,000	$1,539,254

(j)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - OTC iTraxx Europe 21 5Y Index	0.750%	07/16/14	CSF	$10,700,000	$4,223	($3,659)
Put - OTC iTraxx Europe 21 5Y Index	0.950%	09/17/14	CIT	4,300,000	14,273	(3,255)
Put - OTC iTraxx Europe 21 5Y Index	0.950%	09/17/14	GSC	2,200,000	6,683	(1,666)
Put - OTC iTraxx Europe 21 5Y Index	0.950%	09/17/14	JPM	4,000,000	13,384	(3,028)
Put - OTC iTraxx Europe 21 5Y Index	1.000%	09/17/14	CIT	900,000	2,777	(546)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	BNP	4,400,000	14,968	(1,828)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	GSC	1,600,000	5,607	(665)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	JPM	1,800,000	6,633	(748)

					$68,548	($15,395)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($6,155)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(4,416)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	9,800,000	73,500	(3,803)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(59,445)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(5,629)
Floor - OTC U.S. CPI Urban Consumers NSA	4.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(88,291)
Floor - OTC U.S. CPI Urban Consumers NSA	4.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(8,660)

						$1,137,620	($176,399)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	10/29/14	GSC	EUR 10,800,000	$81,251	($4,260)
Put - OTC 5-Year Interest Rate Swap	Pay	1.235%	11/10/14	GSC	36,200,000	251,835	(20,234)

						$333,086	($24,494)

Total Written Options						$1,539,254	($216,288)

(k)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.050%	$3,000,000	($29,685)	$-	($29,685)
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.050%	3,000,000	(20,942)	-	(20,942)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.133%	250,000	(3,447)	-	(3,447)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.132%	4,000,000	(129,604)	208,974	(338,578)
Con-way Inc	3.800%	03/20/18	UBS	0.896%	4,000,000	(428,014)	-	(428,014)

						($611,692)	$208,974	($820,666)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Russian Government	1.000%	03/20/19	CIT	1.662%	$600,000	($17,582)	($50,577)	$32,995
Greek Government	1.000%	06/20/15	MSC	3.035%	700,000	(18,446)	(32,511)	14,065
Russian Government	1.000%	03/20/19	BOA	1.662%	300,000	(8,791)	(24,631)	15,840

						($44,819)	($107,719)	$62,900

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 22 5Y	5.000%	06/20/19	ICE	$8,613,000	$759,028	$730,858	$28,170
iTraxx Europe 21 5Y	1.000%	06/20/19	ICE	4,750,000	(121,630)	(114,042)	(7,588)
iTraxx Europe 21 10Y	1.000%	06/20/24	ICE	EUR 1,300,000	(1,182)	(30,387)	29,205

					$636,216	$586,429	$49,787

					($20,295)	$687,684	($707,979)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	JPM	Pay	7.900%	01/02/15	BRL 20,900,000	($233,797)	($74,620)	($159,177)
BRL-CDI-Compounded	UBS	Pay	10.410%	01/02/15	700,000	326	415	(89)
U.S. CPI Urban consumers NSA	DUB	Receive	1.800%	01/17/16	$600,000	5,892	(360)	6,252
U.S. CPI Urban consumers NSA	GSC	Receive	1.730%	04/15/16	35,600,000	248,064	(65,363)	313,427
U.S. CPI Urban consumers NSA	RBS	Receive	1.935%	10/23/16	11,100,000	73,886	(17,110)	90,996
U.S. CPI Urban consumers NSA	DUB	Receive	1.860%	11/05/16	9,000,000	81,956	-	81,956
U.S. CPI Urban consumers NSA	BNP	Receive	1.825%	11/29/16	5,500,000	58,073	(1,529)	59,602
U.S. CPI Urban consumers NSA	DUB	Receive	1.825%	11/29/16	8,000,000	84,471	(3,232)	87,703
U.S. CPI Urban consumers NSA	DUB	Receive	1.845%	11/29/16	5,200,000	51,717	-	51,717
BRL-CDI-Compounded	HSB	Pay	10.910%	01/02/17	BRL 18,400,000	(2,758)	413	(3,171)
BRL-CDI-Compounded	MSC	Pay	10.910%	01/02/17	42,800,000	(6,414)	(19,929)	13,515
U.S. CPI Urban consumers NSA	GSC	Receive	2.415%	02/12/17	$6,200,000	(94,580)	-	(94,580)
U.S. CPI Urban consumers NSA	BRC	Receive	1.908%	04/15/17	6,300,000	37,091	-	37,091
U.S. CPI Urban consumers NSA	BNP	Receive	2.250%	07/15/17	28,100,000	(387,736)	47,258	(434,994)
U.S. CPI Urban consumers NSA	CIT	Receive	2.250%	07/15/17	10,600,000	(146,263)	2,544	(148,807)
U.S. CPI Urban consumers NSA	RBS	Receive	2.250%	07/15/17	27,800,000	(383,596)	20,533	(404,129)
U.S. CPI Urban consumers NSA	GSC	Receive	2.175%	10/01/18	3,600,000	13,281	(2,243)	15,524
U.S. CPI Urban consumers NSA	GSC	Receive	2.205%	10/11/18	900,000	2,067	-	2,067
U.S. CPI Urban consumers NSA	DUB	Receive	2.173%	11/01/18	6,600,000	28,335	-	28,335
6-Month AUD Bank Bills	BRC	Pay	4.000%	06/18/19	AUD 4,100,000	132,928	4,210	128,718
6-Month AUD Bank Bills	DUB	Pay	4.000%	06/18/19	22,200,000	720,211	43,994	676,217
France CPI Excluding Tobacco	BOA	Receive	1.950%	07/25/21	EUR 6,500,000	379,557	(11,274)	390,831
U.S. CPI Urban consumers NSA	BNP	Receive	2.500%	07/15/22	$5,700,000	(100,892)	97,350	(198,242)
U.S. CPI Urban consumers NSA	DUB	Receive	2.500%	07/15/22	2,800,000	(49,561)	25,060	(74,621)
U.S. CPI Urban consumers NSA	DUB	Receive	2.560%	05/08/23	6,400,000	(92,298)	-	(92,298)
France CPI Excluding Tobacco	DUB	Receive	1.950%	07/25/23	EUR 700,000	33,149	6,886	26,263
France CPI Excluding Tobacco	SGN	Receive	1.950%	07/25/23	5,200,000	246,250	67,460	178,790
France CPI Excluding Tobacco	BRC	Receive	2.108%	10/08/23	4,100,000	276,955	52,952	224,003
France CPI Excluding Tobacco	CIT	Receive	2.108%	10/08/23	1,300,000	87,815	16,510	71,305
France CPI Excluding Tobacco	DUB	Receive	2.108%	10/08/23	1,300,000	87,815	16,334	71,481

						1,151,944	206,259	945,685

	Exchange
6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 2,790,000,000	(984,126)	(216,374)	(767,752)
6-Month EUR-LIBOR	CME	Receive	2.108%	01/29/24	EUR 400,000	(34,685)	(2,906)	(31,779)
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$31,800,000	3,424,177	2,761,690	662,487
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	16,200,000	(639,531)	621,650	(1,261,181)
3-Month USD-LIBOR	CME	Receive	3.750%	06/18/44	6,700,000	(598,681)	(290,935)	(307,746)
6-Month EUR-LIBOR	CME	Receive	2.750%	09/17/44	EUR 3,000,000	(518,777)	(231,243)	(287,534)
3-Month USD-LIBOR	CME	Receive	3.500%	12/17/44	$6,000,000	(137,675)	(58,620)	(79,055)

						510,702	2,583,262	(2,072,560)

						$1,662,646	$2,789,521	($1,126,875)

Total Swap Agreements						$1,642,351	$3,477,205	($1,834,854)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$144,154,331	$-	$144,154,331	$-
	Mortgage-Backed Securities	90,020,146	-	90,008,813	11,333
	Asset-Backed Securities	27,958,658	-	27,958,658	-
	U.S. Treasury Obligations	1,395,653,255	-	1,395,653,255	-
	Foreign Government Bonds & Notes	167,127,325	-	167,127,325	-
	Short-Term Investments	569,463,524	-	569,463,524	-
	Derivatives:
	Credit Contracts
	Swaps	759,028	-	759,028	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	987,475	-	987,475	-
	Interest Rate Contracts
	Purchased Options	39,847	-	39,847	-
	Swaps	6,074,016	-	6,074,016	-

	Total Interest Rate Contracts	6,113,863	-	6,113,863	-

	Total Assets - Derivatives	7,860,366	-	7,860,366	-

	Total Assets	2,402,237,605	-	2,402,226,272	11,333

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(15,395)	-	(15,395)	-
	Swaps	(779,323)	-	(779,323)	-

	Total Credit Contracts	(794,718)	-	(794,718)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,689,534)	-	(4,689,534)	-
	Interest Rate Contracts
	Futures	(126,212)	(126,212)	-	-
	Written Options	(200,893)	-	(24,494)	(176,399)
	Swaps	(4,411,370)	-	(4,411,370)	-

	Total Interest Rate Contracts	(4,738,475)	(126,212)	(4,435,864)	(176,399)

	Total Liabilities - Derivatives	(10,222,727)	(126,212)	(9,920,116)	(176,399)

	Total Liabilities	(10,222,727)	(126,212)	(9,920,116)	(176,399)

	Total	$2,392,014,878	($126,212)	$2,392,306,156	($165,066)

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($1,077,824,343)	$-	($1,077,824,343)	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO (Formerly Inflation Protected Portfolio)

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 36.6%
U.S. Treasury Inflation Protected Securities - 36.6%
0.125% due 04/15/16 ^	$687,309	$705,646
0.125% due 04/15/17 ^	396,587	410,359
0.125% due 04/15/18 ^	369,166	381,394
0.125% due 04/15/19 ^	15,174,600	15,624,497
0.125% due 01/15/22 ^	38,101,083	38,358,570
0.125% due 07/15/22 ^	21,213,864	21,354,745
0.125% due 01/15/23 ^	554,558	552,609
0.375% due 07/15/23 ^	11,245,344	11,460,591
0.625% due 07/15/21 ^	21,686,879	22,845,782
0.625% due 01/15/24 ^	30,477,600	31,569,308
0.625% due 02/15/43 ^	12,856,944	11,656,131
1.125% due 01/15/21 ^	3,879,395	4,202,929
1.250% due 07/15/20 ^	1,755,408	1,924,298
1.375% due 07/15/18 ^	549,635	600,713
1.375% due 01/15/20 ^	13,647,566	14,971,802
1.375% due 02/15/44 ^	9,215,017	10,117,084
1.625% due 01/15/18 ^	825,995	901,174
1.750% due 01/15/28 ^	5,691,445	6,549,607
1.875% due 07/15/15 ^	219,364	227,933
1.875% due 07/15/19 ^	14,288,145	16,085,323
2.000% due 01/15/16 ^	226,921	239,348
2.000% due 01/15/26 ^	2,305,038	2,714,631
2.125% due 01/15/19 ^	285,621	321,747
2.125% due 02/15/40 ^	548,365	696,681
2.125% due 02/15/41 ^	5,044,217	6,457,778
2.375% due 01/15/17 ^	188,072	205,821
2.375% due 01/15/25 ^	31,426,424	38,070,159
2.375% due 01/15/27 ^	16,961,744	20,805,970
2.500% due 07/15/16 ^	680,792	739,085
2.500% due 01/15/29 ^	15,059,651	18,986,922
3.375% due 04/15/32 ^	5,969,551	8,613,877
3.625% due 04/15/28 ^	4,807,168	6,749,187
3.875% due 04/15/29 ^	12,415,103	18,138,665

		333,240,366

Total U.S. Treasury Obligations (Cost $330,719,893)		333,240,366

FOREIGN GOVERNMENT BONDS & NOTES - 16.0%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,127,000	9,868,930
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.625% due 03/22/40 ^ ~	GBP 295,200	592,616
1.250% due 11/22/17 ^ ~	39,592,800	73,733,566
2.500% due 04/16/20 ^ ~	10,000,000	61,862,071

Total Foreign Government Bonds & Notes (Cost $138,041,796)		146,057,183

PURCHASED OPTIONS - 0.0% (See Note (e) in Notes to Schedule of Investments) (Cost $627,294)		278,875

SHORT-TERM INVESTMENTS - 44.7%
Certificates of Deposit - 2.9%
Bank of Montreal (Canada) 0.150% due 08/06/14	$4,500,000	4,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.190% due 10/10/14	4,000,000	3,999,773
Mizuho Bank Ltd (Japan) 0.200% due 07/29/14	4,250,000	4,250,000
Sumitomo Mitsubishi Banking Corp (Japan) 0.210% due 09/02/14	4,500,000	4,499,840

	Principal Amount	Value
The Toronto Dominion Bank (Canada) 0.200% due 07/28/14	$4,000,000	$4,000,000
Wells Fargo Bank NA 0.140% due 07/07/14	4,750,000	4,750,000

		25,999,613

Commercial Paper - 14.5%
Abbott Laboratories 0.101% due 08/26/14	4,500,000	4,499,300
American Honda Finance Corp 0.071% due 07/08/14	4,400,000	4,399,940
Apple Inc 0.081% due 07/31/14	4,000,000	3,999,733
Australia & New Zealand Banking Group Ltd (Australia) 0.152% due 07/11/14	4,750,000	4,749,802
Bank of Nova Scotia (Canada) 0.147% due 07/10/14	4,750,000	4,749,828
BMW U.S. Capital LLC 0.091% due 07/14/14	4,250,000	4,249,862
Caterpillar Financial Services Corp 0.132% due 07/14/14	4,000,000	3,999,812
Chevron Corp 0.071% due 07/21/14	4,500,000	4,499,825
Commonwealth Bank of Australia (Australia) 0.157% due 07/07/14	4,750,000	4,749,877
CPPIB Capital Inc (Canada) 0.132% due 07/08/14	4,000,000	3,999,899
General Electric Capital Corp 0.122% due 10/02/14	4,500,000	4,498,672
Honeywell International Inc 0.122% due 10/21/14	4,000,000	3,997,991
International Business Machines Corp 0.091% due 08/14/14	4,250,000	4,249,533
Kimberly-Clark Corp 0.061% due 07/14/14	4,400,000	4,399,905
Microsoft Corp 0.091% due 07/30/14	4,250,000	4,249,692
National Australia Funding (Australia) 0.132% due 08/05/14	4,500,000	4,499,431
Nestle Capital Corp 0.122% due 08/04/14	4,750,000	4,749,462
Oversea-Chinese Banking Corp Ltd (United Kingdom) 0.193% due 07/28/14	4,000,000	3,999,430
PACCAR Financial Corp 0.101% due 07/22/14	3,000,000	2,999,825
Province of Ontario (Canada) 0.101% due 07/31/14	4,500,000	4,499,625
Province of Quebec (Canada) 0.112% due 08/29/14	4,250,000	4,249,234
Reckitt Benckiser Treasury Services PLC (United Kingdom) 0.112% due 07/03/14	4,750,000	4,749,971
Siemens Capital Co LLC (Germany) 0.091% due 08/25/14	4,400,000	4,399,395
The Coca-Cola Co 0.173% due 07/09/14	4,500,000	4,499,830
The Procter & Gamble Co 0.101% due 07/10/14	4,750,000	4,749,881
The Walt Disney Co 0.051% due 07/30/14	4,400,000	4,399,823
Toyota Motor Credit Corp (Japan) 0.132% due 07/08/14	4,750,000	4,749,880
Unilever NV 0.112% due 09/08/14	4,000,000	3,998,623
United Overseas Bank Ltd (Singapore) 0.142% due 08/26/14	4,000,000	3,999,129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Wal-Mart Stores Inc 0.101% due 07/29/14	$1,402,000	$1,401,891
Westpac Banking Corp (Australia) 0.142% due 07/01/14	4,750,000	4,750,000

		131,989,101

U.S. Government Agency Issues - 20.9%
Fannie Mae
0.046% due 07/09/14	10,000,000	9,999,900
0.051% due 07/30/14	5,250,000	5,249,789
0.066% due 09/24/14	10,000,000	9,999,290
0.071% due 09/08/14	7,820,000	7,819,546
0.076% due 10/01/14	5,000,000	4,999,490
0.081% due 07/16/14	9,650,000	9,649,678
Federal Home Loan Bank
0.051% due 07/09/14	20,000,000	19,999,778
0.051% due 07/30/14	10,000,000	9,999,597
0.066% due 08/08/14	10,000,000	9,999,314
0.066% due 08/29/14	20,000,000	19,997,869
0.071% due 07/18/14	7,900,000	7,899,739
0.071% due 09/05/14	10,000,000	9,999,450
Freddie Mac
0.041% due 07/11/14	12,510,000	12,509,861
0.041% due 07/23/14	10,000,000	9,999,756
0.046% due 08/11/14	15,000,000	14,999,231
0.056% due 09/02/14	5,200,000	5,199,730
0.061% due 09/10/14	11,643,000	11,642,313
0.081% due 10/06/14	10,000,000	9,998,920

		189,963,251

Repurchase Agreement - 6.4%
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $58,578,088; collateralized by U.S. Treasury Notes: 1.000% due 05/31/18 and value $59,751,450)	58,578,088	58,578,088

Total Short-Term Investments (Cost $406,526,824)		406,530,053

TOTAL INVESTMENTS - 97.3% (Cost $875,915,806)		886,106,477

OTHER ASSETS & LIABILITIES, NET - 2.7%		24,955,250

NET ASSETS - 100.0%		$911,061,727

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments	44.7%
U.S. Treasury Obligations	36.6%
Foreign Government Bonds & Notes	16.0%

97.3%
Other Assets & Liabilities, Net	2.7%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
90-Day LIBOR Sterling (12/14)	2,500	($185,066)
90-Day LIBOR Sterling (12/15)	1,009	(46,452)
Eurodollar (12/16)	356	205,856

		(25,662)

Short Futures Outstanding
90-Day LIBOR Sterling (12/14)	1,009	30,989
Eurodollar (06/18)	356	(260,144)
U.S. Treasury 5-Year Notes (09/14)	326	(157,888)
U.S. Treasury 10-Year Notes (09/14)	488	(444,899)
U.S. Treasury 30-Year Bonds (09/14)	122	(221,521)

		(1,053,463)

Total Futures Contracts		($1,079,125)

(d)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	7,218,960	CAD	7,919,070	08/14	JPM	($194,734)
USD	133,901,281	GBP	78,916,329	08/14	UBS	(1,110,499)

Total Forward Foreign Currency Contracts						($1,305,233)

(e)	Purchased options outstanding as of June 30, 2014 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value

Put - U.S. Treasury 5-Year Notes Futures (08/14)	$119.00	07/25/14	CME	488	$173,274	$83,875
Put - U.S. Treasury 30-Year Notes Futures (08/14)	131.00	07/25/14	CME	972	77,737	30,375
Put - U.S. Treasury 30-Year Notes Futures (08/14)	132.00	07/25/14	CME	970	94,090	45,469
Put - U.S. Treasury 5-Year Notes Futures (09/14)	118.75	08/22/14	CME	492	282,193	119,156

Total Purchased Options					$627,294	$278,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(f)	Transactions in written options for the period ended June 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	510	$62,093
Call Options Written	2,516	469,042
Put Options Written	3,790	1,218,276
Call Options Exercised	(350)	(103,550)
Put Options Exercised	(20)	(5,247)
Call Options Closed	(2,166)	(365,492)
Put Options Closed	(3,909)	(1,021,265)

Outstanding, June 30, 2014	371	$253,857

(g)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - U.S. Treasury 5-Year Notes Futures (09/14)	$119.00	08/22/14	CME	371	$253,857	($115,938)

Total Written Options					$253,857	($115,938)

(h)	Swap agreements outstanding as of June 30, 2014 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR + 18bps	BRC	07/17/14	$383,859,984	$5,069,900	$-	$5,069,900

Total Swap Agreements					$5,069,900	$-	$5,069,900

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$333,240,366	$-	$333,240,366	$-
	Foreign Government Bonds & Notes	146,057,183	-	146,057,183	-
	Short-Term Investments	406,530,053	-	406,530,053	-
	Derivatives:
	Interest Rate Contracts
	Futures	236,845	236,845	-	-
	Purchased Options	278,875	278,875	-	-
	Swaps	5,069,900	-	5,069,900	-

	Total Interest Rate Contracts	5,585,620	515,720	5,069,900	-

	Total Assets	891,413,222	515,720	890,897,502	-

Liabilities	Derivatives:
	Foreign Currency Contracts Forward Foreign Currency Contracts	(1,305,233)	-	(1,305,233)	-
	Interest Rate Contracts
	Futures	(1,315,970)	(1,315,970)	-	-
	Written Options	(115,938)	(115,938)	-	-

	Total Interest Rate Contracts	(1,431,908)	(1,431,908)	-	-

	Total Liabilities - Derivatives	(2,737,141)	(1,431,908)	(1,305,233)	-

	Total Liabilities	(2,737,141)	(1,431,908)	(1,305,233)	-

	Total	$888,676,081	($916,188)	$889,592,269	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Ally Financial Inc ~	1,500	$1,511,297

Total Preferred Stocks (Cost $1,421,250)		1,511,297

CONVERTIBLE PREFERRED STOCKS - 0.5%

Financials - 0.5%

Wells Fargo & Co 7.500%	18,000	21,852,000

Total Convertible Preferred Stocks (Cost $12,819,418)		21,852,000

	Principal Amount

CORPORATE BONDS & NOTES - 22.1%

Consumer Discretionary - 0.3%

DISH DBS Corp
6.625% due 10/01/14	$1,900,000	1,926,125
7.125% due 02/01/16	2,891,000	3,133,121
General Motors Co-Escrow Receipts 8.375% due 07/31/99 Y +	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,294,860

		16,354,106

Consumer Staples - 0.2%

Reynolds American Inc 6.750% due 06/15/17	7,100,000	8,155,656

Energy - 1.2%

CNPC General Capital Ltd (United Kingdom) 1.125% due 05/14/17 § ~	13,700,000	13,748,046
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,544,682
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,107,600
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	3,850,000	4,167,625
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	4,100,000	4,293,643
5.875% due 03/01/18	11,600,000	12,663,117
7.875% due 03/15/19	2,100,000	2,458,764
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,149,250
Rosneft Finance SA (Luxembourg)
7.500% due 07/18/16 ~	400,000	439,500
7.875% due 03/13/18 ~	3,200,000	3,668,000
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	6,749,818

		55,990,045

Financials - 17.4%

Ally Financial Inc
2.750% due 01/30/17	2,790,000	2,828,363
4.625% due 06/26/15	1,525,000	1,576,469
5.500% due 02/15/17	9,200,000	9,987,750
6.750% due 12/01/14	3,500,000	3,587,500

	Principal Amount	Value
7.500% due 09/15/20	$ 2,700,000	$ 3,263,625
8.300% due 02/12/15	1,000,000	1,043,750
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	23,496,505
American International Group Inc
5.050% due 10/01/15	7,200,000	7,592,342
5.450% due 05/18/17	4,400,000	4,911,337
5.600% due 10/18/16	6,820,000	7,501,338
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,530,900
Banco Santander Brasil SA (Brazil)
4.250% due 01/14/16 ~	8,400,000	8,782,200
4.500% due 04/06/15 ~	1,000,000	1,025,000
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	9,100,250
Bank of America Corp
0.554% due 08/15/16 §	2,800,000	2,776,987
4.500% due 04/01/15	10,700,000	11,020,893
5.000% due 01/15/15	10,700,000	10,953,964
6.500% due 08/01/16	10,700,000	11,864,695
6.875% due 04/25/18	10,100,000	11,900,456
Bank of America NA
0.531% due 06/15/17 §	9,600,000	9,496,070
0.645% due 05/08/17 §	4,400,000	4,400,559
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,885,490
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,798,345
6.250% due 02/16/21 ~	4,100,000	4,532,017
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	3,600,000	3,685,828
Bank of Nova Scotia (Canada)
1.250% due 04/11/17	36,700,000	36,877,885
1.650% due 10/29/15 ~	3,200,000	3,252,387
1.950% due 01/30/17 ~	600,000	615,871
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	400,000	400,362
10.179% due 06/12/21 ~	19,400,000	26,940,489
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,359,000
BNP Paribas SA (France) 0.533% due 11/07/15 §	21,000,000	21,001,407
BPCE SA (France) 0.796% due 11/18/16 §	28,600,000	28,683,626
CIT Group Inc
4.750% due 02/15/15 ~	1,466,000	1,498,069
5.250% due 03/15/18	1,500,000	1,614,375
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,195,140
Citigroup Inc
0.501% due 06/09/16 §	10,900,000	10,806,042
1.025% due 04/01/16 §	500,000	503,391
1.189% due 07/25/16 §	500,000	505,686
1.250% due 01/15/16	3,100,000	3,119,670
2.250% due 08/07/15	3,200,000	3,253,283
2.650% due 03/02/15	1,100,000	1,115,808
4.700% due 05/29/15	7,400,000	7,675,509
5.000% due 09/15/14	6,600,000	6,658,720
5.500% due 10/15/14	10,845,000	11,002,231
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,225,675
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
0.507% due 11/23/16 §	22,700,000	22,687,895
0.558% due 04/28/17 §	10,900,000	10,924,934
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,025,720
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	1,800,000	1,917,367

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Ford Motor Credit Co LLC
0.675% due 11/08/16 §	$ 15,700,000	$ 15,701,648
2.750% due 05/15/15	5,800,000	5,912,427
3.984% due 06/15/16	700,000	739,964
7.000% due 04/15/15	1,800,000	1,890,583
8.000% due 12/15/16	500,000	581,424
8.700% due 10/01/14	700,000	714,561
12.000% due 05/15/15	22,707,000	24,957,196
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	13,078,307
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	18,704,122
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	$26,700,000	28,248,333
ING Bank NV (Netherlands) 0.574% due 01/04/16 § ~	35,600,000	35,602,670
JPMorgan Chase & Co
1.875% due 03/20/15	7,100,000	7,173,776
3.150% due 07/05/16	4,100,000	4,275,386
3.700% due 01/20/15	4,400,000	4,478,377
4.750% due 03/01/15	2,200,000	2,263,576
LBG Capital PLC (United Kingdom) 15.000% due 12/21/19	GBP 10,800,000	26,892,937
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	$5,300,000	7,738,000
Metropolitan Life Global Funding I 0.356% due 06/23/16 § ~	21,400,000	21,402,097
Morgan Stanley
0.706% due 10/15/15 §	6,800,000	6,816,184
1.509% due 04/25/18 §	2,300,000	2,347,778
4.200% due 11/20/14	9,900,000	10,048,916
6.000% due 04/28/15	19,800,000	20,724,383
National Australia Bank Ltd (Australia) 0.515% due 06/30/17 § ~	25,900,000	25,938,797
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	619,853
Navient Corp
5.050% due 11/14/14	350,000	355,688
6.000% due 01/25/17	430,000	468,700
6.250% due 01/25/16	5,935,000	6,328,194
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,521,997
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	3,000,000	3,510,000
Sberbank of Russia (Luxembourg)
5.400% due 03/24/17 ~	900,000	959,670
5.499% due 07/07/15 ~	8,300,000	8,628,016
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,562,500
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,351,894
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	19,842,023
7.250% due 02/01/18	10,900,000	12,980,908
The Blackstone Group LP 9.625% due 03/19/19 ~	1,900,000	1,938,000
The Goldman Sachs Group Inc
0.628% due 07/22/15 §	9,600,000	9,604,733
3.300% due 05/03/15	15,800,000	16,153,730
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,276,226
Vesey Street Investment Trust I 4.404% due 09/01/16	4,300,000	4,589,584
Wells Fargo Bank NA 0.603% due 11/03/14 §	16,758,000	16,771,742

		803,098,075

	Principal Amount	Value
Industrials - 0.5%

International Lease Finance Corp
4.875% due 04/01/15	$2,700,000	$2,772,562
5.750% due 05/15/16	1,500,000	1,609,688
6.750% due 09/01/16 ~	1,770,000	1,966,912
8.625% due 09/15/15	5,800,000	6,293,000
Masco Corp 6.125% due 10/03/16	8,200,000	9,071,250
UAL Equipment Trust AB 10.850% due 02/19/15 Y	421,646	212,404
UAL Pass-Through Trust ‘A’
9.350% due 04/07/16 Y	38,148	10,014
9.560% due 10/19/18 Y	681,485	173,779

		22,109,609

Information Technology - 0.1%

Apple Inc
2.850% due 05/06/21	2,400,000	2,423,698
3.450% due 05/06/24	3,200,000	3,240,441

		5,664,139

Materials - 0.3%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,202,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	2,900,000	3,088,500
Glencore Canada Corp (Canada) 5.375% due 06/01/15	60,000	62,420
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,599,885
Rohm & Haas Co 6.000% due 09/15/17	2,868,000	3,243,516

		13,196,321

Telecommunication Services - 1.7%

BellSouth Corp
4.182% due 04/26/21 ~	41,500,000	42,700,387
5.200% due 09/15/14	9,100,000	9,189,235
Ooredoo International Finance Ltd (Bermuda) 3.375% due 10/14/16 ~	300,000	315,312
Qwest Corp 6.875% due 09/15/33	1,386,000	1,400,164
Verizon Communications Inc
0.631% due 06/09/17 §	17,900,000	17,933,688
1.761% due 09/15/16 §	3,280,000	3,372,175
2.500% due 09/15/16	1,000,000	1,031,209
4.500% due 09/15/20	1,100,000	1,211,424

		77,153,594

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,693,500
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,160,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	5,883,455
Tokyo Electric Power Co Inc (Japan) 1.850% due 07/28/14	JPY 36,000,000	355,352

		17,092,807

Total Corporate Bonds & Notes (Cost $981,511,297)		1,018,814,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.1%

Chrysler Group LLC Term B due 05/24/17 µ	$4,611,754	$4,635,639

Health Care - 0.2%

HCA Inc Term B5 due 03/31/17 µ	8,764,131	8,794,647

Total Senior Loan Notes (Cost $13,431,809)		13,430,286

MORTGAGE-BACKED SECURITIES - 27.3%

Collateralized Mortgage Obligations - Commercial - 4.9%

Banc of America Commercial Mortgage Trust
5.451% due 01/15/49 "	290,000	312,929
5.617% due 07/10/46 " §	14,997,827	16,319,218
Bcrr Trust 5.858% due 07/17/40 " § ~	15,106,007	16,045,200
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	866,833	936,600
5.700% due 06/11/50 "	5,700,000	6,381,404
5.707% due 06/11/40 " §	21,133,212	23,509,790
Capmark Mortgage Securities Inc (IO) 1.090% due 05/15/35 " §	452,014	13,196
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.301% due 01/15/46 " §	20,997,051	22,217,484
Commercial Mortgage Trust
4.799% due 08/10/42 " §	200,000	201,797
5.444% due 03/10/39 "	6,200,000	6,771,082
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/39 "	2,461,156	2,673,629
5.467% due 09/15/39 "	32,572,187	35,115,472
JPMorgan Chase Commercial Mortgage Securities Trust 5.703% due 02/12/49 " §	5,660,000	6,249,888
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,206,061	1,357,461
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,225,926
Morgan Stanley Capital I Trust
5.319% due 12/15/43 "	22,945,761	24,887,179
5.731% due 07/12/44 " §	5,417,540	5,828,465
Morgan Stanley Re-REMIC Trust 5.803% due 08/12/45 " § ~	609,890	674,226
Silenus European Loan Conduit Ltd (Ireland) 0.485% due 05/15/19 " § ~	EUR 183,015	248,096
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/20 " § ~	$3,886,395	3,862,537
5.342% due 12/15/43 "	16,200,000	17,680,000
5.557% due 03/15/45 " §	28,942,462	30,892,446

		228,404,025

Collateralized Mortgage Obligations - Residential - 5.3%

Adjustable Rate Mortgage Trust 2.737% due 09/25/35 " §	2,170,666	1,988,085
Alternative Loan Trust
0.342% due 10/25/46 " §	2,379,172	2,305,317
0.432% due 02/25/37 " §	290,684	233,672
Alternative Loan Trust (IO) 4.848% due 05/25/35 " §	6,600,224	880,813

	Principal Amount	Value
Arran Residential Mortgages Funding PLC (United Kingdom) 1.728% due 05/16/47 " § ~	EUR 6,004,117	$8,317,704
Banc of America Funding Ltd 0.411% due 10/03/39 " § ~	$15,077,455	14,942,114
Banc of America Funding Trust
0.362% due 08/25/47 " § ~	15,279,514	10,530,895
2.651% due 02/20/36 " §	3,272,358	3,299,453
2.689% due 05/25/35 " §	3,779,596	3,893,679
2.938% due 01/20/47 " § Y	398,104	311,754
BCAP LLC Trust
0.322% due 01/25/37 " § Y	2,712,077	2,065,965
5.208% due 03/26/37 " § ~	860,882	853,051
5.250% due 02/26/36 " ~	4,340,150	4,056,812
5.250% due 08/26/37 " ~	9,226,460	9,667,655
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/35 " §	33,012	33,631
2.250% due 08/25/35 " §	1,147,730	1,168,163
2.410% due 10/25/35 " §	972,048	965,651
2.504% due 04/25/33 " §	14,115	14,421
2.545% due 08/25/33 " §	3,986,674	4,088,695
2.564% due 01/25/35 " §	631,893	630,488
2.580% due 03/25/35 " §	4,523,633	4,603,288
2.771% due 02/25/34 " §	561,907	557,090
Bear Stearns ALT-A Trust
0.992% due 11/25/34 " §	781,695	770,564
2.360% due 01/25/36 " § Y	4,733,958	3,688,458
2.583% due 05/25/35 " §	3,945,456	3,868,832
2.648% due 11/25/36 " §	4,839,622	3,428,147
2.790% due 09/25/35 " §	6,318,129	5,561,527
Bear Stearns Structured Products Inc Trust
2.096% due 01/26/36 " §	2,179,700	1,824,663
2.488% due 12/26/46 " §	1,489,361	1,046,311
Citigroup Mortgage Loan Trust Inc
2.280% due 09/25/35 " §	1,351,705	1,357,801
2.500% due 10/25/35 " §	160,104	157,676
2.610% due 08/25/35 " §	1,497,850	1,017,070
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/35 " §	2,000,791	1,812,588
2.417% due 02/20/36 " §	1,989,865	1,848,032
2.546% due 05/20/34 " §	2,439,308	2,355,078
2.747% due 08/25/34 " §	350,926	314,734
Credit Suisse First Boston Mortgage Securities Corp 0.799% due 03/25/32 " § ~	321,403	304,845
Downey Savings & Loan Association Mortgage Loan Trust 2.631% due 07/19/44 " §	1,414,353	1,421,128
Fannie Mae
0.212% due 07/25/37 " §	510,824	499,899
0.554% due 04/18/28 " §	153,492	154,663
0.604% due 10/18/30 " §	1,013	1,024
0.652% due 03/25/17 " §	17,714	17,799
0.752% due 05/25/40 " §	4,711,021	4,754,296
5.000% due 03/25/21 "	45,115	47,117
6.376% due 10/25/42 " §	1,410,490	1,576,324
Fannie Mae (IO) 6.548% due 10/25/35 " §	10,168	1,810
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/34 " §	7,575,792	7,523,178
2.237% due 09/25/35 " §	171,854	153,030
2.280% due 03/25/35 " §	1,646,745	1,346,315
6.000% due 01/25/35 "	123,558	122,449
First Horizon Mortgage Pass-Through Trust 2.612% due 08/25/35 " §	342,289	325,405

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Freddie Mac
0.502% due 12/15/29 " §	$23,236	$23,293
1.324% due 10/25/44 " §	2,353,195	2,394,690
1.524% due 07/25/44 " §	12,143,534	12,121,566
3.500% due 07/15/32 "	54,788	56,531
7.000% due 09/15/21 "	34,122	37,858
7.500% due 01/15/23 - 09/20/26 "	985,643	1,126,112
Government National Mortgage Association 7.000% due 02/16/29 "	112,685	120,784
GreenPoint Mortgage Funding Trust 0.422% due 11/25/45 " §	76,956	61,328
Greenpoint Mortgage Pass-Through Certificates 2.795% due 10/25/33 " §	890,005	878,977
GSR Mortgage Loan Trust 2.657% due 09/25/35 " §	138,987	140,590
HarborView Mortgage Loan Trust
0.895% due 02/19/34 " §	25,204	25,020
2.715% due 07/19/35 " §	1,285,352	1,167,967
Holmes Master Issuer PLC (United Kingdom) 1.678% due 10/15/54 " § ~	EUR 1,816,693	2,489,785
Impac CMB Trust 0.692% due 05/25/35 " §	$167,230	151,382
Impac Secured Assets Trust 0.322% due 01/25/37 " §	2,445,337	2,032,765
IndyMac ARM Trust 1.751% due 01/25/32 " §	39,912	38,927
IndyMac INDX Mortgage Loan Trust 2.509% due 12/25/34 " §	212,500	199,101
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,838,478	2,504,684
JPMorgan Mortgage Trust
2.952% due 02/25/35 " §	365,798	364,359
5.750% due 01/25/36 " Y	226,507	211,272
Lehman Mortgage Trust 5.750% due 02/25/37 " Y	17,001,753	13,320,296
MASTR Adjustable Rate Mortgages Trust 2.642% due 04/21/34 " §	84,888	87,223
MASTR Alternative Loan Trust 0.552% due 03/25/36 " § Y	919,644	283,291
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	41,791	43,642
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/36 " §	999,199	924,046
0.402% due 11/25/35 " §	147,337	140,847
1.152% due 10/25/35 " §	406,689	390,405
2.146% due 12/25/34 " §	400,435	400,436
2.380% due 10/25/35 " §	1,193,525	1,213,940
2.615% due 06/25/35 " §	154,681	152,013
PHH Alternative Mortgage Trust 0.312% due 02/25/37 " §	28,631,828	23,394,609
Provident Funding Mortgage Loan Trust 2.489% due 04/25/34 " §	9,079	9,176
Reperforming Loan REMIC Trust 0.492% due 06/25/35 " § ~	5,291,505	4,781,409
Residential Accredit Loans Inc Trust
0.332% due 06/25/46 " §	2,171,951	1,012,730
0.362% due 04/25/46 " §	218,354	111,144
5.750% due 01/25/33 "	34,288	34,858
6.000% due 06/25/36 " Y	7,319,105	5,930,766
Residential Asset Securitization Trust 0.552% due 01/25/46 " § Y	1,874,378	1,036,378
Residential Asset Securitization Trust (IO) 4.798% due 11/25/35 " §	5,797,053	783,541
Residential Funding Mortgage Securities I Trust 3.060% due 09/25/35 " § Y	1,214,291	1,026,791
Sequoia Mortgage Trust 0.503% due 07/20/33 " §	1,326,011	1,272,044

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 01/25/35 " §	$980,476	$926,297
2.518% due 08/25/35 " §	276,960	261,730
Structured Asset Mortgage Investments Trust
0.815% due 09/19/32 " §	138,906	136,705
0.995% due 10/19/33 " §	5,647	5,350
Structured Asset Mortgage Investments II Trust
0.362% due 05/25/46 " §	1,660,498	1,265,371
0.372% due 05/25/36 " §	1,363,060	1,028,738
0.382% due 05/25/45 " §	425,625	387,124
0.405% due 07/19/35 " §	1,260,270	1,209,028
0.432% due 02/25/36 " §	1,714,553	1,383,583
0.445% due 07/19/34 " §	44,835	44,888
Suntrust Alternative Loan Trust (IO) 4.948% due 12/25/35 " §	16,566,451	2,237,109
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/45 " §	107,447	102,792
0.442% due 10/25/45 " §	113,481	107,441
0.462% due 01/25/45 " §	1,363,094	1,348,195
0.472% due 01/25/45 " §	78,721	75,738
1.524% due 08/25/42 " §	72,158	69,625
1.932% due 02/27/34 " §	1,119,740	1,112,460
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.698% due 11/25/35 " §	27,845,396	3,367,400
4.798% due 11/25/35 " §	8,046,167	1,085,685
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
2.027% due 02/25/33 " §	5,763	5,739
2.225% due 02/25/33 " §	71,845	72,129
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/36 " §	5,698,150	5,560,603
2.610% due 02/25/35 " §	78,414	79,227
2.612% due 03/25/36 " §	292,063	286,113
2.613% due 03/25/36 " §	10,965,779	11,008,469
2.615% due 12/25/34 " §	843,499	865,502
2.615% due 01/25/35 " §	1,310,075	1,317,929
2.622% due 10/25/33 " §	176,078	179,632
2.623% due 04/25/36 " § Y	2,341,091	2,302,307
5.588% due 04/25/36 " §	985,548	332,648

		243,371,292

Fannie Mae - 14.7%

1.324% due 08/01/42 - 10/01/44 " §	1,898,000	1,948,119
1.753% due 09/01/35 " §	487,868	518,078
1.787% due 07/01/33 " §	27,469	29,397
1.820% due 02/01/33 " §	587,654	614,151
1.925% due 09/01/33 " §	67,954	71,668
1.977% due 12/01/34 " §	2,692,253	2,830,438
1.998% due 08/01/36 " §	975,327	1,042,283
2.018% due 03/01/33 " §	603,528	631,041
2.040% due 04/01/35 " §	1,200,872	1,263,145
2.050% due 02/01/33 " §	11,167	11,821
2.067% due 04/01/34 " §	166,143	173,255
2.080% due 07/01/35 " §	2,968,629	3,146,984
2.110% due 03/01/34 " §	27,927	29,967
2.138% due 11/01/34 " §	23,983	25,267
2.150% due 01/01/34 " §	19,856	20,822
2.162% due 07/01/33 " §	53,406	56,236
2.181% due 08/01/35 " §	788,344	833,536
2.195% due 01/01/25 " §	72,832	73,255
2.220% due 04/01/27 " §	12,714	12,784
2.239% due 01/01/23 " §	94,055	99,320
2.266% due 12/01/22 " §	23,143	24,546
2.309% due 03/01/33 " §	26,451	28,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
2.310% due 08/01/22 "	$1,200,000	$1,176,481
2.325% due 11/01/23 " §	79	80
2.485% due 11/01/34 " §	6,857,463	7,346,781
2.625% due 06/01/34 " §	16,729	17,470
2.870% due 09/01/27 "	4,800,000	4,544,173
3.000% due 04/01/27 - 07/01/29 "	13,000,004	13,506,052
3.283% due 05/01/36 " §	64,259	67,430
3.330% due 11/01/21 "	382,358	404,657
3.478% due 05/01/36 " §	57,661	61,264
3.500% due 07/01/29 "	26,000,000	27,549,072
3.578% due 05/01/36 " §	1,984,329	2,108,146
4.000% due 01/01/15 - 07/01/44 "	38,912,648	41,436,009
4.459% due 08/01/34 " §	10,256	10,943
4.500% due 03/01/18 - 08/01/99 "	172,300,977	186,439,944
4.508% due 09/01/34 " §	658,101	702,743
4.988% due 09/01/35 " §	297,667	320,782
5.000% due 01/01/23 - 12/01/99 "	181,866,611	201,745,976
5.127% due 12/01/34 " §	12,094	12,958
5.344% due 01/01/36 " §	279,549	301,384
5.500% due 08/01/18 - 08/01/44 "	69,574,626	77,271,337
6.000% due 04/01/16 - 07/01/44 "	83,165,181	93,696,391
6.500% due 12/01/14 - 09/01/37 "	2,466,720	2,743,982
7.500% due 01/01/33 "	46,692	55,105
8.000% due 05/01/30 - 08/01/30 "	12,909	13,638
8.500% due 07/01/32 "	4,483	5,161

		675,022,213

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	141,751	139,351
7.430% due 10/01/20 - 11/01/22 "	23,504	23,164

		162,515

Freddie Mac - 1.9%

2.015% due 09/01/35 " §	631,720	660,818
2.262% due 01/01/28 " §	8,826	8,872
2.362% due 05/01/23 " §	4,434	4,511
2.374% due 03/01/32 - 03/01/32 " §	293,196	310,926
2.375% due 05/01/32 - 07/01/32 " §	35,310	35,894
3.589% due 06/01/17 " §	997	999
4.000% due 11/01/40 - 07/01/44 "	7,564,661	8,011,625
4.500% due 04/01/41 - 08/01/44 "	52,516,236	56,805,268
5.500% due 03/01/23 - 05/01/40 "	16,912,197	18,958,599
6.000% due 03/03/18 - 10/01/22 "	754,141	846,760
6.500% due 07/01/15 - 05/01/17 "	272,204	282,985
7.000% due 10/01/37 "	139,219	154,643

		86,081,900

Government National Mortgage Association - 0.5%

1.625% due 05/20/22 - 03/20/33 " §	4,762,245	4,909,426
2.000% due 10/20/24 - 09/20/30 " §	126,935	132,386
2.125% due 09/20/22 - 03/20/29 " §	117,280	119,411
2.500% due 11/20/24 - 02/20/25 " §	152,648	159,986
3.000% due 08/20/20 " §	58,842	59,110
5.000% due 05/15/33 - 11/15/41 "	14,805,326	16,288,358
6.000% due 06/15/38 - 09/15/38 "	53,901	60,661
6.500% due 11/15/38 "	29,585	33,785
7.500% due 07/15/31 - 12/15/31 "	56,918	67,713
8.000% due 12/15/29 - 08/15/32 "	483,106	552,852
8.500% due 09/15/16 - 12/15/30 "	489,685	520,892
9.000% due 02/15/17 - 04/15/20 "	9,871	10,935
10.000% due 05/15/19 - 02/15/25 "	6,708	7,654

		22,923,169

Total Mortgage-Backed Securities (Cost $1,229,524,434)		1,255,965,114

	Principal Amount	Value
ASSET-BACKED SECURITIES - 3.9%

Access Group Inc 1.529% due 10/27/25 " §	$14,930,156	$15,048,320
ACE Securities Corp Home Equity Loan Trust 0.480% due 11/25/35 " §	6,059,217	5,913,817
Bear Stearns Asset-Backed Securities I Trust 0.260% due 11/25/36 " §	1,338,223	1,138,966
Citibank Omni Master Trust 2.902% due 08/15/18 " § ~	15,500,000	15,550,646
Citigroup Mortgage Loan Trust 0.292% due 12/25/36 " §	14,033,002	12,463,144
Countrywide Asset-Backed Certificates 0.602% due 03/25/47 " § ~	3,926,934	2,668,336
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	70,400	72,903
EFS Volunteer No 2 LLC 1.030% due 07/26/27 " § ~	5,730,231	5,785,663
Ford Credit Auto Owner Trust 0.180% due 07/15/15 " ~	45,400,000	45,399,423
Fremont Home Loan Trust 0.322% due 02/25/36 " §	2,429,447	2,106,838
GE-WMC Mortgage Securities Trust 0.192% due 08/25/36 " §	2,072	977
Hillmark Funding Ltd (Cayman) 0.477% due 05/21/21 " § ~	16,941,093	16,728,936
Home Equity Mortgage Loan Asset-Backed Trust 0.472% due 04/25/47 " §	8,500,000	6,167,719
Imc Home Equity Loan Trust 6.771% due 08/20/29 " §	7,425	7,374
Lehman ABS Mortgage Loan Trust 0.242% due 06/25/37 " § ~	1,815,315	1,099,848
Lehman XS Trust 0.322% due 02/25/37 " §	8,265,974	4,576,300
Long Beach Mortgage Loan Trust 0.712% due 10/25/34 " §	17,007	15,522
Mid-State Trust 7.340% due 07/01/35 "	1,106,516	1,197,255
Mid-State Trust IV 8.330% due 04/01/30 "	1,238,634	1,267,749
Mid-State Trust VIII 7.791% due 03/15/38 "	504,818	528,351
Morgan Stanley ABS Capital I Inc Trust
0.332% due 03/25/37 " §	3,966,269	2,221,880
0.402% due 03/25/37 " §	6,641,195	3,752,661
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.702% due 07/25/35 " §	6,700,000	5,182,035
Penta SA CLO (Luxembourg) 0.614% due 06/04/24 " § ~	EUR 1,742,953	2,351,486
People’s Choice Home Loan Securities Trust 0.412% due 12/25/35 " §	$2,183,234	1,925,361
RAAC Trust 0.802% due 06/25/47 " §	2,828,640	2,337,022
RASC Trust
0.312% due 11/25/36 " §	1,994,090	1,714,340
0.562% due 01/25/36 " §	3,500,000	3,027,241
Renaissance Home Equity Loan Trust 1.030% due 08/25/33 " §	358,976	339,867
SLM Student Loan Trust 0.679% due 01/25/17 " §	808,755	809,094
Structured Asset Securities Corp Mortgage Pass-Through Certificates 0.732% due 01/25/33 " §	21,340	19,805

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	$19,000,000	$19,002,147
United States Small Business Administration 4.754% due 08/10/14 "	301,359	302,455

Total Asset-Backed Securities (Cost $178,672,008)		180,723,481

U.S. GOVERNMENT AGENCY ISSUES - 4.4%

Fannie Mae
0.875% due 08/28/17	9,900,000	9,836,383
0.875% due 02/08/18	7,600,000	7,487,330
0.875% due 05/21/18	1,400,000	1,376,477
1.125% due 04/27/17	10,500,000	10,554,306
1.250% due 01/30/17	3,400,000	3,442,986
1.875% due 09/18/18	600,000	609,745
5.000% due 05/11/17	2,700,000	3,013,834
5.375% due 06/12/17	5,300,000	5,988,687
Freddie Mac
0.875% due 03/07/18	1,700,000	1,676,052
1.000% due 03/08/17 ‡	37,200,000	37,435,662
1.000% due 06/29/17	14,200,000	14,234,762
1.000% due 07/28/17	51,300,000	51,447,949
1.000% due 09/29/17	18,000,000	17,995,158
1.250% due 05/12/17	5,400,000	5,463,472
1.250% due 08/01/19	12,800,000	12,528,781
1.250% due 10/02/19	12,400,000	12,047,158
2.375% due 01/13/22	1,600,000	1,597,370
3.750% due 03/27/19	3,700,000	4,067,484
5.500% due 08/23/17	600,000	684,599
Small Business Administration Participation Certificates 6.120% due 09/01/21	433,894	471,638

Total U.S. Government Agency Issues (Cost $201,922,171)		201,959,833

U.S. TREASURY OBLIGATIONS - 10.6%

U.S. Treasury Inflation Protected Securities - 9.0%

0.125% due 01/15/22 ^ ‡	91,849,964	92,470,686
0.125% due 07/15/22 ^	35,047,200	35,279,948
0.625% due 07/15/21 ^	9,676,008	10,193,075
1.125% due 01/15/21 ^	28,932,921	31,345,869
1.250% due 07/15/20 ^	1,086,940	1,191,516
1.750% due 01/15/28 ^	39,149,900	45,052,961
2.000% due 01/15/26 ^	27,588,792	32,491,182
2.375% due 01/15/25 ^	93,813,976	113,646,813
2.375% due 01/15/27 ^	9,286,055	11,390,656
2.500% due 01/15/29 ^	25,062,616	31,598,470
3.625% due 04/15/28 ^	879,360	1,234,607
3.875% due 04/15/29 ^	7,209,700	10,533,487

		416,429,270

U.S. Treasury Notes - 1.6%

0.109% due 04/30/16 § ‡	72,800,000	72,821,622

Total U.S. Treasury Obligations (Cost $487,812,690)		489,250,892

FOREIGN GOVERNMENT BONDS & NOTES - 19.2%

Autonomous Community of Valencia (Spain) 4.375% due 07/16/15	EUR 400,000	566,726
Brazil Letras do Tesouro Nacional (Brazil)
11.016% due 07/01/15	BRL 35,000,000	14,260,785
11.074% due 04/01/15	46,000,000	19,232,872
12.483% due 01/01/17	9,000,000	3,092,208

	Principal Amount	Value
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	$1,487,818
Italy Buoni Poliennali Del Tesoro (Italy)
1.150% due 05/15/17	EUR 16,700,000	23,070,719
2.250% due 05/15/16	24,900,000	35,143,675
2.750% due 12/01/15	23,900,000	33,772,372
3.000% due 06/15/15	6,700,000	9,402,816
3.000% due 11/01/15	23,800,000	33,678,483
3.750% due 08/01/15	102,400,000	145,193,188
3.750% due 04/15/16	25,300,000	36,603,935
3.750% due 08/01/16	96,600,000	140,797,906
4.500% due 07/15/15	28,000,000	39,963,818
4.750% due 06/01/17	11,600,000	17,652,951
Italy Certificati di Credito del Tesoro (Italy)
0.843% due 04/29/16	19,000,000	25,719,855
0.940% due 12/31/15	300,000	407,525
1.546% due 06/30/15	11,400,000	15,547,864
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	12,877,903
Province of Ontario (Canada)
1.000% due 07/22/16	2,500,000	2,517,975
1.600% due 09/21/16	4,400,000	4,487,155
1.650% due 09/27/19	17,200,000	16,951,942
3.000% due 07/16/18	2,500,000	2,645,207
3.150% due 06/02/22	CAD 11,300,000	10,904,148
4.000% due 06/02/21	16,300,000	16,695,031
4.200% due 03/08/18	1,000,000	1,021,489
4.200% due 06/02/20	10,800,000	11,193,114
4.300% due 03/08/17	800,000	806,403
4.400% due 06/02/19	9,400,000	9,782,325
4.400% due 04/14/20	$2,400,000	2,693,230
5.500% due 06/02/18	CAD 3,800,000	4,063,780
Province of Quebec (Canada)
2.750% due 08/25/21	$3,600,000	3,638,963
3.500% due 07/29/20	2,400,000	2,571,300
3.500% due 12/01/22	CAD 1,900,000	1,868,501
4.250% due 12/01/21	7,500,000	7,779,603
Spain Government (Spain)
2.100% due 04/30/17	EUR 26,100,000	37,076,010
3.000% due 04/30/15	6,500,000	9,103,738
3.150% due 01/31/16	5,300,000	7,571,474
3.300% due 07/30/16	20,700,000	29,970,074
3.750% due 10/31/15	17,800,000	25,475,376
4.000% due 07/30/15	20,400,000	29,046,885
4.250% due 10/31/16	11,300,000	16,769,119
5.500% due 07/30/17	11,200,000	17,507,457
Xunta de Galicia (Spain) 6.131% due 04/03/18	300,000	482,331

Total Foreign Government Bonds & Notes (Cost $877,650,653)		881,096,049

MUNICIPAL BONDS - 3.9%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	6,928,244
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	5,400,000	4,295,268
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,145,961
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,351,721
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,996,616
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	2,184,202
6.899% due 12/01/40	6,800,000	8,492,248

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	$1,600,000	$1,904,608
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	3,300,000	4,551,294
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,314,234
5.750% due 06/01/47	3,000,000	2,385,960
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	339,093
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,165,259
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,957,050
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	439,884
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,824,416
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,387,240
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,379,993
Salt River Project Agricultural Improvement & Power District AZ ‘A’ 5.000% due 01/01/38	5,200,000	5,601,700
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	43,061,710
State of California
7.550% due 04/01/39	3,550,000	5,340,336
7.950% due 03/01/36	1,200,000	1,464,000
State of Iowa 6.750% due 06/01/34	1,000,000	1,123,650
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,914,523
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,565,000	7,350,826
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	7,000,000	5,212,480
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,735,902
6.250% due 06/01/42	900,000	900,180
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	12,774,696

Total Municipal Bonds (Cost $154,533,408)		177,523,294

SHORT-TERM INVESTMENTS - 17.3%

Certificates of Deposit - 1.6%

Bank of Nova Scotia (Canada) 1.265% due 02/10/15	CAD 35,100,000	32,638,510
Credit Suisse NY (Switzerland) 0.462% due 03/17/15 §	$2,900,000	2,900,078
Royal Bank of Canada (Canada) 1.370% due 05/07/15	CAD 42,800,000	40,091,533

		75,630,121

Commercial Paper - 4.0%

Glencore Funding LLC
0.610% due 10/07/14	$12,500,000	12,489,481
0.625% due 10/08/14	12,000,000	11,989,766
0.630% due 10/08/14	21,100,000	21,082,006

	Principal Amount	Value
Noble Corp
0.430% due 07/17/14	$28,000,000	$27,994,649
0.430% due 07/18/14	21,000,000	20,995,736
0.440% due 07/02/14	16,400,000	16,399,800
Vodafone Group PLC
0.510% due 04/10/15	2,600,000	2,590,093
0.510% due 06/01/15	21,900,000	21,799,026
0.550% due 04/01/15	47,100,000	46,926,940

		182,267,497

Foreign Government Issues - 1.7%

Mexico Cetes (Mexico)
2.839% due 07/24/14	MXN 299,800,000	23,065,919
2.916% due 09/25/14	743,500,000	56,914,011

		79,979,930

U.S. Government Agency Issues - 3.9%

Federal Home Loan Bank 0.086% due 09/12/14	$47,900,000	47,897,078
Freddie Mac
0.055% due 09/12/14	5,800,000	5,799,646
0.080% due 11/12/14	124,500,000	124,476,843

		178,173,567

Repurchase Agreements - 6.1%

Credit Suisse Group AG 0.150% due 07/01/14 (Dated 06/30/14, repurchase price of $11,000,046; collateralized by U.S. Treasury Notes: 1.500% due 08/31/18 and value $11,232,342)	11,000,000	11,000,000
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $9,672,450; collateralized by Fannie Mae: 1.650% due 01/10/20 and value $9,867,000)	9,672,450	9,672,450
HSBC Holdings PLC 0.150% due 07/01/14 (Dated 06/30/14, repurchase price of $197,000,821; collateralized by U.S. Treasury Inflation Index Notes: 2.000% due 07/15/14 and value $64,157,923; and U.S. Treasury Notes: 0.625% due 07/15/16 - 11/30/17 and value $150,074,255)	197,000,000	197,000,000
National Bank of Canada 0.150% due 07/01/14 (Dated 06/30/14, repurchase price of $56,500,235; collateralized by U.S. Treasury Bills: 0.000% due 08/14/14 and value $6,630,839; and U.S. Treasury Notes: 3.250% due 12/31/16 and value $51,022,052)	56,500,000	56,500,000
Royal Bank of Canada 0.140% due 07/01/14 (Dated 06/30/14, repurchase price of $5,000,019; collateralized by U.S. Treasury Notes: 2.625% due 08/15/20 and value $5,102,445)	5,000,000	5,000,000

		279,172,450

Total Short-Term Investments (Cost $793,130,066)		795,223,565

TOTAL INVESTMENTS - 109.5% (Cost $4,932,429,204)		5,037,350,163

OTHER ASSETS & LIABILITIES, NET - (9.5%)		(437,561,336)

NET ASSETS - 100.0%		$4,599,788,827

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	27.3%
Corporate Bonds & Notes	22.1%
Foreign Government Bonds & Notes	19.2%
Short-Term Investments	17.3%
U.S. Treasury Obligations	10.6%
U.S. Government Agency Issues	4.4%
Asset-Backed Securities	3.9%
Municipal Bonds	3.9%
Others (each less than 3.0%)	0.8%

	109.5%
Other Assets & Liabilities, Net	(9.5%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $30,573,475 or 0.7% of the portfolio’s net assets were in default as of June 30, 2014.

(d)	As of June 30, 2014, investments with a total aggregate value of $52,794,061 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap contracts and delayed delivery securities (including sale-buyback financing transactions).
(e)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2014 was $595,308 at a weighted average interest rate of (0.105%).

(f)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euribor (06/16)	130	$11,684
Euribor (09/16)	130	11,358
Euribor (12/16)	130	12,505
Euribor (03/17)	130	18,872
Eurodollar (09/15)	3,973	2,315,556
Eurodollar (12/15)	8,224	1,319,013
Eurodollar (03/16)	4,403	285,611
Eurodollar (06/16)	799	150,603
Eurodollar (09/16)	1,322	1,992,468
Eurodollar (12/16)	104	21,999
Eurodollar (03/17)	104	25,899
U.S. Treasury 5-Year Notes (09/14)	6,045	(669,748)
U.S. Treasury 10-Year Notes (09/14)	7,769	1,548,915
U.S. Treasury 30-Year Bonds (09/14)	479	786,057

Total Futures Contracts		$7,830,792

(g)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	5,167,525	USD	2,300,000	07/14	BNP	$38,775
BRL	2,472,250	USD	1,100,000	07/14	BOA	18,918
BRL	17,093,542	USD	7,636,159	07/14	JPM	100,226
BRL	24,733,317	USD	11,229,656	07/14	UBS	(35,577)
BRL	2,471,700	USD	1,100,000	07/14	UBS	18,669
BRL	5,847,646	USD	2,635,025	08/14	DUB	(13,173)
BRL	25,670,830	USD	11,561,354	08/14	GSC	(51,578)
BRL	10,111,475	USD	4,473,114	08/14	UBS	60,467
CAD	2,217,000	USD	2,069,922	09/14	GSC	3,802
DKK	32,038,000	USD	5,981,580	08/14	BRC	(96,117)
EUR	57,120,000	USD	77,616,764	07/14	BOA	597,669
EUR	52,948,000	USD	71,834,537	07/14	BRC	667,176
EUR	410,386,324	USD	559,637,275	07/14	CSF	2,304,837
EUR	23,706,000	USD	32,167,449	07/14	DUB	293,184
EUR	12,845,000	USD	17,409,526	07/14	HSB	179,136
EUR	12,021,000	USD	16,344,509	08/14	JPM	117,956
JPY	4,577,300,000	USD	45,070,575	07/14	JPM	112,782
MXN	283,004,000	USD	21,631,430	07/14	BNP	150,523
MXN	107,571,940	USD	8,248,433	09/14	GSC	(3,281)
MXN	94,153,440	USD	7,207,367	09/14	GSC	9,286
USD	2,346,209	BRL	5,167,525	07/14	BNP	7,433
USD	1,122,474	BRL	2,472,250	07/14	BOA	3,556
USD	7,760,972	BRL	17,093,542	07/14	JPM	24,588
USD	12,107,131	BRL	27,205,017	07/14	UBS	(205,617)
USD	14,198,151	BRL	31,518,476	08/14	CIT	66,524
USD	7,566,695	BRL	17,093,542	08/14	JPM	(97,368)
USD	76,016	BRL	187,100	04/15	BNP	(2,698)
USD	3,610,586	BRL	8,895,400	04/15	CSF	(131,773)
USD	3,620,879	BRL	8,917,500	04/15	HSB	(130,778)
USD	11,826,822	BRL	28,000,000	04/15	JPM	47,020
USD	252,215	BRL	610,079	07/15	BNP	1,268
USD	2,635,025	BRL	6,376,761	07/15	DUB	12,031
USD	11,561,354	BRL	28,013,160	07/15	GSC	38,520
USD	66,792,863	CAD	72,723,000	09/14	CIT	(1,230,325)
USD	31,735,682	CAD	34,763,742	02/15	CIT	(663,996)
USD	38,468,335	CAD	42,224,768	05/15	BOA	(804,493)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	695,732,221	EUR	510,275,324	07/14	BNP	($2,987,927)
USD	11,326,887	EUR	8,328,000	07/14	BRC	(76,646)
USD	7,187,430	EUR	5,282,000	07/14	CIT	(45,214)
USD	27,878,667	EUR	20,472,000	07/14	DUB	(153,648)
USD	20,033,125	EUR	14,748,000	07/14	JPM	(161,315)
USD	2,024,960	EUR	1,600,000	08/14	BNP	(166,168)
USD	69,907,595	EUR	51,257,000	08/14	BRC	(287,608)
USD	535,256,158	EUR	392,336,000	08/14	CSF	(2,038,366)
USD	2,819,198	EUR	2,071,000	08/14	GSC	(16,985)
USD	13,419,500	EUR	9,895,000	06/15	BNP	(153,956)
USD	29,800,370	EUR	21,918,000	06/15	BOA	(265,624)
USD	17,005,721	EUR	12,517,000	06/15	BRC	(164,461)
USD	24,499,024	EUR	18,050,000	06/15	CSF	(261,045)
USD	89,392,478	EUR	65,281,000	06/16	BOA	(799,076)
USD	18,290,915	EUR	13,302,000	06/16	BRC	(91,219)
USD	26,025,754	EUR	19,008,000	06/16	DUB	(234,139)
USD	26,909,856	GBP	16,032,000	09/14	BRC	(511,578)
USD	1,871,984	JPY	190,900,000	07/14	BRC	(12,424)
USD	43,067,256	JPY	4,386,400,000	07/14	JPM	(231,693)
USD	45,080,740	JPY	4,577,300,000	08/14	JPM	(114,034)
USD	22,917,783	MXN	299,125,193	07/14	BNP	(103,358)
USD	2,200,674	MXN	28,988,375	08/14	GSC	(25,520)
USD	56,343,242	MXN	738,075,904	09/14	BNP	(221,075)
USD	1,175,109	TRY	2,489,793	07/14	HSB	3,582

Total Forward Foreign Currency Contracts						($7,711,925)

(h)	Transactions in written options for the period ended June 30, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2013	390	1,106,300,000	93,400,000	$5,042,670
Call Options Written	123	591,900,000	-	2,105,717
Put Options Written	123	367,200,000	-	4,168,352
Call Options Exercised	(123)	(51,700,000)	(39,900,000)	(347,921)
Call Options Expired	-	(579,200,000)	(6,800,000)	(1,322,390)
Put Options Expired	(513)	(767,300,000)	(46,700,000)	(4,556,852)
Call Options Closed	-	(98,000,000)	-	(539,000)
Put Options Closed	-	(13,600,000)	-	(19,473)

Outstanding, June 30, 2014	-	555,600,000	-	$4,531,103

(i)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put-OTC JPY versus USD	JPY 80.00	02/18/19	BOA	$2,200,000	$122,870	($89,443)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor-OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($1,630)
Floor-OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(7,637)
Floor-OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(18,245)
Floor-OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(7,959)
Floor-OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(5,920)

						$659,650	($41,391)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	JPM	$37,800,000	$97,335	($14,784)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	MSC	52,600,000	126,240	(20,572)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	RBS	20,300,000	61,408	(7,939)
Call - OTC 5-Year Interest Rate Swap	Receive	1.560%	09/02/14	JPM	48,000,000	86,400	(45,619)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	09/02/14	MSC	9,100,000	25,480	(24,460)
Call - OTC 10-Year Interest Rate Swap	Receive	2.550%	09/02/14	MSC	13,900,000	56,990	(53,939)
Call - OTC 10-Year Interest Rate Swap	Receive	2.550%	09/02/14	RBS	14,100,000	56,752	(54,715)
Call - OTC 10-Year Interest Rate Swap	Receive	2.600%	09/02/14	RBS	70,000,000	350,000	(378,791)

						860,605	(600,819)

Put - OTC 5-Year Interest Rate Swap	Pay	2.400%	07/28/14	MSC	64,000,000	401,928	(96)
Put - OTC 5-Year Interest Rate Swap	Pay	1.860%	09/02/14	JPM	48,000,000	705,600	(184,718)
Put - OTC 10-Year Interest Rate Swap	Pay	3.030%	09/02/14	RBS	98,000,000	1,707,650	(121,383)
Put - OTC 10-Year Interest Rate Swap	Pay	3.100%	09/02/14	MSC	9,100,000	72,800	(6,987)

						2,887,978	(313,184)

						$3,748,583	($914,003)

Total Written Options						$4,531,103	($1,044,837)

(j)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp	1.000%	09/20/14	DUB	0.155%	$1,700,000	$3,788	$13,070	($9,282)
Mexico Government	1.000%	03/20/15	BRC	0.115%	2,200,000	14,858	(49,497)	64,355
Mexico Government	1.000%	03/20/15	CIT	0.115%	2,100,000	14,183	(48,216)	62,399
Mexico Government	1.000%	03/20/15	DUB	0.115%	1,500,000	10,131	(34,440)	44,571
China Government	1.000%	03/20/15	MSC	0.123%	200,000	1,340	(3,001)	4,341
China Government	1.000%	06/20/15	BOA	0.141%	4,500,000	39,355	75,362	(36,007)
China Government	1.000%	06/20/15	CIT	0.141%	1,000,000	8,746	16,386	(7,640)
China Government	1.000%	06/20/15	RBS	0.141%	2,200,000	19,240	37,125	(17,885)
U.S. Treasury	0.250%	09/20/15	UBS	0.061%	EUR 10,100,000	33,338	(62,585)	95,923
Brazilian Government	1.000%	09/20/15	BOA	0.355%	$700,000	5,785	(6,372)	12,157
Mexico Government	1.000%	09/20/15	BOA	0.147%	600,000	6,507	(2,154)	8,661
Brazilian Government	1.000%	09/20/15	BRC	0.355%	2,300,000	19,006	(19,842)	38,848
Brazilian Government	1.000%	09/20/15	CIT	0.355%	1,000,000	8,264	(15,694)	23,958
Mexico Government	1.000%	09/20/15	CIT	0.147%	1,000,000	10,845	(15,080)	25,925
General Electric Capital Corp	1.000%	09/20/15	DUB	0.204%	2,100,000	21,276	25,942	(4,666)
Indonesia Government	1.000%	09/20/15	DUB	0.366%	1,000,000	8,117	(23,587)	31,704
Brazilian Government	1.000%	09/20/15	HSB	0.355%	2,600,000	21,486	(25,870)	47,356
Brazilian Government	1.000%	09/20/15	JPM	0.355%	2,900,000	23,965	(29,862)	53,827
Brazilian Government	1.000%	09/20/15	UBS	0.355%	600,000	4,958	(5,677)	10,635
Mexico Government	1.000%	09/20/15	UBS	0.147%	500,000	5,422	(7,073)	12,495
Brazilian Government	1.000%	12/20/15	BRC	0.454%	13,000,000	109,197	(75,003)	184,200
Mexico Government	1.000%	12/20/15	GSC	0.178%	4,500,000	56,322	(121,173)	177,495
Brazilian Government	1.000%	12/20/15	MSC	0.454%	12,900,000	108,357	(74,426)	182,783
Mexico Government	1.000%	03/20/16	DUB	0.200%	12,300,000	174,449	(90,237)	264,686
Mexico Government	1.000%	03/20/16	HSB	0.200%	18,000,000	255,292	(133,510)	388,802
General Electric Capital Corp	1.000%	06/20/16	BRC	0.241%	14,400,000	221,111	213,885	7,226
Indonesia Government	1.000%	06/20/16	BRC	0.609%	6,400,000	51,462	(101,386)	152,848
Mexico Government	1.000%	06/20/16	CIT	0.217%	6,200,000	98,354	(13,370)	111,724
Berkshire Hathaway Inc	1.000%	06/20/16	DUB	0.157%	10,000,000	170,532	175,127	(4,595)
U.S. Treasury	0.250%	09/20/16	UBS	0.088%	EUR 13,600,000	69,045	(190,345)	259,390
Mexico Government	1.000%	09/20/16	GSC	0.230%	$2,300,000	40,328	(11,064)	51,392
Mexico Government	1.000%	09/20/16	HSB	0.230%	400,000	7,014	2,214	4,800
Mexico Government	1.000%	09/20/16	JPM	0.230%	400,000	7,014	2,306	4,708
Indonesia Government	1.000%	09/20/16	MSC	0.653%	4,400,000	35,251	(336,028)	371,279
Mexico Government	1.000%	09/20/16	MSC	0.230%	4,600,000	80,657	(20,427)	101,084
China Government	1.000%	09/20/16	RBS	0.258%	300,000	5,067	2,085	2,982
Mexico Government	1.000%	09/20/16	UBS	0.230%	1,200,000	21,041	(5,265)	26,306
China Government	1.000%	12/20/16	BRC	0.299%	800,000	14,156	15,520	(1,364)
China Government	1.000%	12/20/16	DUB	0.299%	700,000	12,386	13,749	(1,363)
Mexico Government	1.000%	12/20/16	HSB	0.262%	300,000	5,586	2,930	2,656

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	12/20/16	JPM	0.262%	$1,400,000	$26,070	$18,897	$7,173
Brazilian Government	1.000%	03/20/17	BOA	0.786%	900,000	5,477	(9,607)	15,084
Italy Government	1.000%	06/20/17	CIT	0.669%	4,000,000	40,257	23,454	16,803
Berkshire Hathaway Inc	1.000%	06/20/17	DUB	0.226%	10,000,000	233,093	227,683	5,410
MetLife Inc	1.000%	06/20/17	DUB	0.284%	17,300,000	372,745	371,614	1,131
Italy Government	1.000%	06/20/17	GSC	0.669%	2,200,000	22,141	12,532	9,609
Mexico Government	1.000%	06/20/17	GSC	0.311%	300,000	6,232	(2,793)	9,025
Russia Foreign	1.000%	06/20/17	HSB	1.282%	400,000	(3,167)	(8,658)	5,491
Mexico Government	1.000%	12/20/18	BOA	0.545%	1,000,000	20,265	(1,966)	22,231
Mexico Government	1.000%	12/20/18	CIT	0.545%	400,000	8,106	(590)	8,696
Mexico Government	1.000%	12/20/18	GSC	0.545%	400,000	8,106	(983)	9,089
Mexico Government	1.000%	12/20/18	JPM	0.545%	400,000	8,106	(639)	8,745
Russia Foreign	1.000%	03/20/19	BOA	1.662%	15,500,000	(454,199)	(1,138,156)	683,957
Brazilian Government	1.000%	03/20/19	DUB	1.316%	600,000	(8,397)	(25,669)	17,272
Italy Government	1.000%	06/20/19	BRC	0.919%	2,000,000	8,302	(13,119)	21,421
Mexico Government	1.000%	06/20/19	CIT	0.634%	1,500,000	26,954	11,022	15,932
Italy Government	1.000%	06/20/19	DUB	0.919%	3,100,000	12,868	(22,535)	35,403
Italy Government	1.000%	06/20/19	GSC	0.919%	1,200,000	4,981	(5,471)	10,452
Italy Government	1.000%	06/20/19	HSB	0.919%	5,800,000	24,076	(34,503)	58,579
Mexico Government	1.000%	06/20/19	HSB	0.634%	17,900,000	321,648	127,119	194,529
Russia Foreign	1.000%	06/20/19	JPM	1.717%	200,000	(6,654)	(11,541)	4,887
Russia Foreign	1.000%	06/20/19	MSC	1.717%	100,000	(3,327)	(5,680)	2,353
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.673%	11,100,000	240,394	155,640	84,754

						$2,737,308	($1,259,432)	$3,996,740

Credit Default Swaps on Credit Indices – Buy Protection (2)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
CDX IG 21 5Y	1.000%	12/20/18	ICE	$4,600,000	$99,749	$96,002	$3,747

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 12 5Y	5.000%	12/20/14	DUB	$2,100,000	$18,012	$210,450	($192,438)
CDX EM 13 5Y	5.000%	06/20/15	BRC	7,300,000	162,963	809,700	(646,737)
CDX EM 13 5Y	5.000%	06/20/15	CSF	800,000	17,859	100,000	(82,141)
CDX EM 13 5Y	5.000%	06/20/15	DUB	6,400,000	142,872	697,200	(554,328)
CDX EM 13 5Y	5.000%	06/20/15	GSC	300,000	6,698	37,350	(30,652)
CDX EM 13 5Y	5.000%	06/20/15	HSB	35,400,000	790,261	2,948,700	(2,158,439)
CDX EM 13 5Y	5.000%	06/20/15	JPM	2,500,000	55,809	287,600	(231,791)
CDX EM 13 5Y	5.000%	06/20/15	MSC	15,000,000	334,856	1,743,250	(1,408,394)
CDX IG 9 10Y	0.548%	12/20/17	GSC	3,761,546	57,347	-	57,347

					1,586,677	6,834,250	(5,247,573)

			Exchange
CDX IG 21 5Y	1.000%	12/20/18	ICE	4,600,000	(99,749)	(92,297)	(7,452)
CDX IG 22 5Y	1.000%	06/20/19	ICE	16,200,000	324,689	257,871	66,818

					224,940	165,574	59,366

					$1,811,617	$6,999,824	($5,188.207)

					$4,648,674	$5,836,394	($1,187,720)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	$70,173	$12,013	$58,160
28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	337,200,000	981,846	128,118	853,728
BRL-CDI-Compounded	BOA	Pay	8.860%	01/02/17	BRL 2,500,000	(48,722)	1,956	(50,678)
BRL-CDI-Compounded	UBS	Pay	8.900%	01/02/17	1,400,000	(30,595)	1,202	(31,797)
BRL-CDI-Compounded	GSC	Pay	9.095%	01/02/17	3,000,000	(60,937)	-	(60,937)
BRL-CDI-Compounded	DUB	Pay	9.130%	01/02/17	3,000,000	(58,701)	10,747	(69,448)
BRL-CDI-Compounded	BOA	Pay	10.630%	01/02/17	2,000,000	(7,920)	(75)	(7,845)
BRL-CDI-Compounded	DUB	Pay	10.630%	01/02/17	1,000,000	(3,960)	261	(4,221)
BRL-CDI-Compounded	MSC	Pay	10.630%	01/02/17	8,600,000	(34,054)	24,051	(58,105)
28-Day MXN TIIE	BRC	Pay	5.000%	09/13/17	MXN 4,900,000	8,629	(2,848)	11,477
28-Day MXN TIIE	HSB	Pay	5.000%	09/13/17	14,800,000	26,065	(9,434)	35,499
28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	33,000,000	97,147	(7,366)	104,513
28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	10,000,000	29,438	(2,246)	31,684
28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	33,000,000	97,147	(7,734)	104,881
28-Day MXN TIIE	HSB	Pay	4.750%	02/26/18	12,700,000	11,231	(10,131)	21,362
28-Day MXN TIIE	BRC	Pay	5.250%	06/11/18	6,200,000	13,068	(3,986)	17,054
28-Day MXN TIIE	GSC	Pay	5.250%	06/11/18	11,200,000	23,607	(7,009)	30,616
28-Day MXN TIIE	JPM	Pay	5.250%	06/11/18	5,000,000	10,539	(1,992)	12,531
28-Day MXN TIIE	MSC	Pay	5.250%	06/11/18	7,500,000	15,808	(4,197)	20,005
28-Day MXN TIIE	BRC	Pay	5.500%	06/11/18	4,800,000	13,570	(1,083)	14,653
28-Day MXN TIIE	GSC	Pay	5.500%	06/11/18	15,800,000	44,669	(3,248)	47,917
28-Day MXN TIIE	HSB	Pay	5.500%	06/11/18	5,200,000	14,701	(387)	15,088
28-Day MXN TIIE	JPM	Pay	5.500%	06/11/18	2,500,000	7,068	(161)	7,229
28-Day MXN TIIE	MSC	Pay	5.500%	06/11/18	13,800,000	39,015	(2,846)	41,861
28-Day MXN TIIE	BOA	Pay	5.700%	01/18/19	20,000,000	61,402	(5,365)	66,767
28-Day MXN TIIE	DUB	Pay	5.700%	01/18/19	20,000,000	61,402	(8,309)	69,711
28-Day MXN TIIE	GSC	Pay	5.700%	01/18/19	21,000,000	64,473	(6,089)	70,562
28-Day MXN TIIE	JPM	Pay	5.700%	01/18/19	21,000,000	64,472	(7,145)	71,617
28-Day MXN TIIE	SGN	Pay	5.700%	01/18/19	41,000,000	125,875	(6,995)	132,870
28-Day MXN TIIE	MSC	Pay	6.350%	06/02/21	160,000,000	595,947	241,346	354,601
28-Day MXN TIIE	MSC	Pay	5.500%	09/02/22	67,000,000	(101,275)	(109,423)	8,148
28-Day MXN TIIE	BRC	Pay	5.750%	09/02/22	38,000,000	(7,726)	(5,253)	(2,473)
28-Day MXN TIIE	UBS	Pay	5.750%	09/02/22	23,000,000	(4,676)	(3,774)	(902)
28-Day MXN TIIE	BNP	Pay	5.750%	06/05/23	8,800,000	(7,229)	(11,338)	4,109
28-Day MXN TIIE	BRC	Pay	5.750%	06/05/23	7,800,000	(6,408)	(22,433)	16,025
28-Day MXN TIIE	DUB	Pay	5.750%	06/05/23	17,600,000	(14,459)	(29,673)	15,214
28-Day MXN TIIE	GSC	Pay	5.750%	06/05/23	18,600,000	(15,280)	(46,058)	30,778
28-Day MXN TIIE	HSB	Pay	5.750%	06/05/23	22,300,000	(18,320)	(36,629)	18,309
28-Day MXN TIIE	BRC	Pay	6.000%	06/05/23	17,800,000	10,250	(30,940)	41,190
28-Day MXN TIIE	JPM	Pay	6.000%	06/05/23	18,800,000	4,455	(89,585)	94,040
28-Day MXN TIIE	HSB	Pay	6.570%	04/19/24	371,400,000	1,180,227	(6,572)	1,186,799

						3,251,962	(70,630)	3,322,592

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Floating Rate Index	Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$207,700,000	$1,796,813	$1,681,232	$115,581
3-Month USD-LIBOR	CME	Pay	1.500%	12/16/16	107,300,000	197,560	89,890	107,670
3-Month USD-LIBOR	CME	Pay	1.750%	06/15/17	319,600,000	(135,070)	8,580	(143,650)
3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	913,200,000	8,634,562	6,863,608	1,770,954
1-Day USD-Federal Funds	CME	Pay	1.000%	10/15/17	59,400,000	(506,661)	(70,012)	(436,649)
28-Day MXN TIIE	CME	Pay	5.500%	09/02/22	MXN 20,400,000	(33,488)	(56,892)	23,404
3-Month USD-LIBOR	CME	Receive	2.750%	06/18/24	$27,600,000	(369,160)	(165,600)	(203,560)
3-Month USD-LIBOR	CME	Pay	4.000%	06/19/24	29,000,000	406,671	477,715	(71,044)
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	216,900,000	23,355,474	14,704,171	8,651,303
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	12,900,000	(509,256)	482,520	(991,776)

						32,837,445	24,015,212	8,822,233

						$36,089,407	$23,944,582	$12,144,825

Total Swap Agreements						$40,738,081	$29,780,976	$10,957,105

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,511,297	$-	$1,511,297	$-
	Convertible Preferred Stocks (1)	21,852,000	21,852,000	-	-
	Corporate Bonds & Notes	1,018,814,352	-	996,126,457	22,687,895
	Senior Loan Notes	13,430,286	-	13,430,286	-
	Mortgage-Backed Securities	1,255,965,114	-	1,255,802,599	162,515
	Asset-Backed Securities	180,723,481	-	180,723,481	-
	U.S. Government Agency Issues	201,959,833	-	201,959,833	-
	U.S. Treasury Obligations	489,250,892	-	489,250,892	-
	Foreign Government Bonds & Notes	881,096,049	-	881,096,049	-
	Municipal Bonds	177,523,294	-	177,523,294	-
	Short-Term Investments	795,223,565	-	795,223,565	-
	Derivatives:
	Credit Contracts
	Swaps	5,224,167	-	5,224,167	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,877,928	-	4,877,928	-
	Interest Rate Contracts
	Futures	8,500,540	8,500,540	-	-
	Swaps	38,063,304	-	38,063,304	-

	Total Interest Rate Contracts	46,563,844	8,500,540	38,063,304	-

	Total Assets - Derivatives	56,665,939	8,500,540	48,165,399	-

	Total Assets	5,094,016,102	30,352,540	5,040,813,152	22,850,410

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(575,493)	-	(575,493)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(12,589,853)	-	(12,589,853)	-
	Written Options	(89,443)	-	(89,443)	-

	Total Foreign Currency Contracts	(12,679,296)	-	(12,679,296)	-

	Interest Rate Contracts
	Futures	(669,748)	(669,748)	-	-
	Written Options	(955,394)	-	(914,003)	(41,391)
	Swaps	(1,973,897)	-	(1,973,897)	-

	Total Interest Rate Contracts	(3,599,039)	(669,748)	(2,887,900)	(41,391)

	Total Liabilities - Derivatives	(16,853,828)	(669,748)	(16,142,689)	(41,391)

	Total Liabilities	(16,853,828)	(669,748)	(16,142,689)	(41,391)

	Total	$5,077,162,274	$29,682,792	$5,024,670,463	$22,809,019

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.6%

Consumer Discretionary - 4.2%

AutoZone Inc
1.300% due 01/13/17	$3,365,000	$3,374,863
5.500% due 11/15/15	1,165,000	1,239,524
5.750% due 01/15/15	960,000	987,058
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,821,440
Carnival Corp (Panama) 1.200% due 02/05/16	2,585,000	2,601,177
Cox Communications Inc 5.450% due 12/15/14	3,425,000	3,500,771
Delphi Corp 6.125% due 05/15/21	850,000	952,085
DIRECTV Holdings LLC
1.750% due 01/15/18	3,860,000	3,868,179
2.400% due 03/15/17	9,360,000	9,644,338
3.500% due 03/01/16	2,070,000	2,160,776
DISH DBS Corp 4.250% due 04/01/18	5,150,000	5,368,875
DR Horton Inc 4.750% due 05/15/17	5,750,000	6,123,750
General Motors Co 3.500% due 10/02/18 ~	3,550,000	3,638,750
GLP Capital LP 4.375% due 11/01/18 ~	5,025,000	5,200,875
NBCUniversal Enterprise Inc 0.911% due 04/15/18 § ~	3,225,000	3,263,923
Newell Rubbermaid Inc 2.000% due 06/15/15	1,015,000	1,028,140
Omnicom Group Inc 5.900% due 04/15/16	6,665,000	7,238,683
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,571,400
The Interpublic Group of Cos Inc 2.250% due 11/15/17	6,165,000	6,275,045
Thomson Reuters Corp (Canada) 1.300% due 02/23/17	3,645,000	3,651,408
Time Warner Cable Inc
8.250% due 04/01/19	4,825,000	6,119,316
8.750% due 02/14/19	4,825,000	6,176,521
Univision Communications Inc 6.875% due 05/15/19 ~	5,330,000	5,703,100
Viacom Inc 2.500% due 09/01/18	1,020,000	1,043,431
Whirlpool Corp 1.350% due 03/01/17	1,395,000	1,396,617

		93,950,045

Consumer Staples - 2.0%

Avon Products Inc 2.375% due 03/15/16	2,210,000	2,239,999
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	7,085,000	7,146,278
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,780,160
4.100% due 03/15/16	6,785,000	7,126,950
CVS Caremark Corp 1.200% due 12/05/16	2,430,000	2,446,079
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	8,745,000	8,803,285
Kraft Foods Group Inc 1.625% due 06/04/15	5,345,000	5,401,053
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,310,110

	Principal Amount	Value
The Kroger Co 1.200% due 10/17/16	$1,790,000	$1,796,732
Wm Wrigley Jr Co
1.400% due 10/21/16 ~	1,105,000	1,113,183
2.000% due 10/20/17 ~	5,080,000	5,157,765

		45,321,594

Energy - 9.8%

Anadarko Petroleum Corp 6.375% due 09/15/17	8,485,000	9,774,771
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	3,175,000	3,306,007
Cameron International Corp
1.150% due 12/15/16	850,000	850,545
1.400% due 06/15/17	2,875,000	2,887,288
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	5,985,000	6,707,006
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,256,688
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	2,246,000	2,251,819
CNOOC Nexen Finance ULC (Canada) 1.625% due 04/30/17	2,365,000	2,372,353
CONSOL Energy Inc 8.250% due 04/01/20	5,440,000	5,916,000
Continental Resources Inc
7.125% due 04/01/21	2,120,000	2,403,550
8.250% due 10/01/19	2,606,000	2,765,508
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,261,757
DCP Midstream Operating LP
2.500% due 12/01/17	6,075,000	6,253,319
2.700% due 04/01/19	185,000	187,571
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,603,544
Ecopetrol SA (Colombia) 4.250% due 09/18/18	1,000,000	1,075,830
Energy Transfer Partners LP
5.950% due 02/01/15	5,005,000	5,140,871
6.700% due 07/01/18	2,460,000	2,882,621
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	847,698
Ensco PLC (United Kingdom) 3.250% due 03/15/16	9,350,000	9,734,407
Enterprise Products Operating LLC
1.250% due 08/13/15	5,900,000	5,942,934
5.600% due 10/15/14	765,000	776,359
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	2,035,000	2,119,640
5.125% due 11/15/14	2,985,000	3,035,933
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,332,363
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,485,718
Murphy Oil Corp 2.500% due 12/01/17	8,235,000	8,433,925
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,521,780
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	770,000	788,139
3.450% due 08/01/15	3,813,000	3,922,593
ONEOK Partners LP
3.200% due 09/15/18	385,000	402,055
3.250% due 02/01/16	7,260,000	7,545,391
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	7,375,000	7,660,176
Petrobras Global Finance BV (Netherlands)
2.000% due 05/20/16	4,325,000	4,338,191
3.250% due 03/17/17	5,255,000	5,391,630

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Petrohawk Energy Corp 7.250% due 08/15/18	$7,800,000	$8,170,500
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	760,000	788,120
Phillips 66 1.950% due 03/05/15	3,415,000	3,449,659
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	9,321,558
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,399,757
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,208,465
SESI LLC
6.375% due 05/01/19	4,275,000	4,584,937
7.125% due 12/15/21	4,735,000	5,362,387
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,921,998
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,267,685
Targa Resources Partners LP 7.875% due 10/15/18	3,391,000	3,585,983
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	6,431,207
Transocean Inc (Cayman)
2.500% due 10/15/17	6,300,000	6,437,485
4.950% due 11/15/15	2,340,000	2,467,902
5.050% due 12/15/16	1,740,000	1,891,126
Williams Partners LP 3.800% due 02/15/15	8,810,000	8,980,456
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	5,115,000	5,186,001

		220,631,206

Financials - 20.3%

Aflac Inc 2.650% due 02/15/17	920,000	956,508
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,446,000	1,448,571
Ally Financial Inc 2.750% due 01/30/17	5,675,000	5,753,031
American Express Co 0.818% due 05/22/18 §	8,540,000	8,612,035
American Tower Corp REIT 4.625% due 04/01/15	12,109,000	12,474,074
AXIS Specialty Finance PLC (United Kingdom) 2.650% due 04/01/19	1,815,000	1,832,409
Bank of America Corp
1.250% due 01/11/16	4,865,000	4,903,044
1.500% due 10/09/15	13,145,000	13,269,549
6.400% due 08/28/17	2,210,000	2,525,875
Banque Federative du Credit Mutuel SA (France)
1.700% due 01/20/17 ~	5,585,000	5,634,087
2.500% due 10/29/18 ~	5,680,000	5,779,633
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	1,290,000	1,467,983
BB&T Corp 1.091% due 06/15/18 §	5,830,000	5,936,100
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,094,933
BPCE SA (France) 2.500% due 12/10/18	5,620,000	5,701,979
Capital One Bank USA NA 1.150% due 11/21/16	1,365,000	1,371,020
Capital One Financial Corp
2.125% due 07/15/14	647,000	647,446
2.150% due 03/23/15	5,485,000	5,552,422
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,852,469

	Principal Amount	Value
Citigroup Inc
1.025% due 04/01/16 §	$8,940,000	$9,000,622
1.250% due 01/15/16	8,235,000	8,287,251
Daimler Finance North America LLC 1.085% due 08/01/18 § ~	4,430,000	4,480,715
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,759,258
Fidelity National Financial Inc 6.600% due 05/15/17	4,050,000	4,563,815
Fifth Third Bancorp 3.625% due 01/25/16	3,265,000	3,409,702
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,521,795
Ford Motor Credit Co LLC
2.750% due 05/15/15	7,465,000	7,609,702
3.000% due 06/12/17	5,985,000	6,247,311
3.875% due 01/15/15	2,750,000	2,799,580
General Electric Capital Corp 0.941% due 04/02/18 §	17,450,000	17,698,959
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,590,675
Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	3,300,000	3,465,000
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	6,875,000	7,933,956
HSBC Bank PLC (United Kingdom) 0.864% due 05/15/18 § ~	5,900,000	5,959,950
HSBC USA Inc 2.375% due 02/13/15	3,900,000	3,949,039
Hyundai Capital America
1.450% due 02/06/17 ~	5,585,000	5,608,831
1.625% due 10/02/15 ~	3,450,000	3,482,151
1.875% due 08/09/16 ~	2,240,000	2,273,945
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	2,410,000	2,536,973
4.375% due 07/27/16 ~	5,000,000	5,320,505
6.000% due 05/05/15 ~	750,000	782,058
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	1,991,342
JPMorgan Chase & Co
0.847% due 02/26/16 §	5,750,000	5,784,885
2.000% due 08/15/17	12,075,000	12,286,989
KeyCorp 3.750% due 08/13/15	3,492,000	3,613,186
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,049,994
Legg Mason Inc 2.700% due 07/15/19	805,000	811,675
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	3,255,000	3,307,851
Marsh & McLennan Cos Inc 2.550% due 10/15/18	2,345,000	2,398,827
Metropolitan Life Global Funding I
1.300% due 04/10/17 ~	7,025,000	7,044,944
1.500% due 01/10/18 ~	4,180,000	4,153,240
Morgan Stanley
1.079% due 01/24/19 §	15,150,000	15,268,291
1.509% due 04/25/18 §	6,880,000	7,022,918
National Bank of Canada (Canada) 1.450% due 11/07/17	10,080,000	10,066,200
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	7,997,712
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	6,340,000	6,424,182
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	12,165,000	12,199,074
PNC Bank NA 1.150% due 11/01/16	3,970,000	3,992,383

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Principal Financial Group Inc 1.850% due 11/15/17	$1,225,000	$1,231,970
Principal Life Global Funding II
0.597% due 05/27/16 § ~	12,285,000	12,347,346
1.000% due 12/11/15 ~	5,575,000	5,606,331
Prudential Financial Inc 5.100% due 09/20/14	5,249,000	5,302,823
Regions Bank 7.500% due 05/15/18	6,220,000	7,402,354
Regions Financial Corp 5.750% due 06/15/15	4,050,000	4,233,927
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,344,307
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,282,052
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	4,790,000	4,797,640
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	7,980,000	7,974,957
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,640,662
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,428,013
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	6,950,000	7,028,896
The Goldman Sachs Group Inc
1.600% due 11/23/15	5,446,000	5,504,103
6.150% due 04/01/18	2,250,000	2,579,620
6.250% due 09/01/17	8,415,000	9,596,138
Union Bank NA 2.125% due 06/16/17	7,260,000	7,425,564
Ventas Realty LP REIT
1.250% due 04/17/17	1,185,000	1,185,793
1.550% due 09/26/16	1,990,000	2,011,180
2.000% due 02/15/18	1,945,000	1,962,404
3.125% due 11/30/15	4,850,000	5,007,479
WEA Finance LLC 5.750% due 09/02/15 ~	5,280,000	5,709,803
XLIT Ltd (Cayman) 2.300% due 12/15/18	2,795,000	2,782,316

		457,894,332

Health Care - 4.6%

AbbVie Inc 1.200% due 11/06/15	7,270,000	7,321,137
Actavis Inc 1.875% due 10/01/17	5,955,000	6,011,817
Aetna Inc 1.500% due 11/15/17	2,525,000	2,536,153
Agilent Technologies Inc 6.500% due 11/01/17	5,905,000	6,755,739
Catholic Health Initiatives
1.600% due 11/01/17	675,000	664,719
2.600% due 08/01/18	3,015,000	3,033,838
Celgene Corp 1.900% due 08/15/17	15,165,000	15,395,387
Express Scripts Holding Co
1.250% due 06/02/17	3,880,000	3,876,457
2.750% due 11/21/14	3,865,000	3,901,574
3.125% due 05/15/16	3,975,000	4,142,844
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,501,667
Hologic Inc 6.250% due 08/01/20	4,500,000	4,770,000
Humana Inc 6.450% due 06/01/16	2,425,000	2,672,042
Life Technologies Corp 3.500% due 01/15/16	6,400,000	6,650,432

	Principal Amount	Value
McKesson Corp
0.950% due 12/04/15	$1,935,000	$1,943,384
1.292% due 03/10/17	3,630,000	3,639,558
Perrigo Co PLC (Ireland) 1.300% due 11/08/16 ~	2,105,000	2,102,887
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,909,658
UnitedHealth Group Inc
0.850% due 10/15/15	2,155,000	2,164,478
1.875% due 11/15/16	2,145,000	2,196,795
Warner Chilcott Co LLC 7.750% due 09/15/18	10,800,000	11,380,932
WellPoint Inc 1.250% due 09/10/15	3,630,000	3,658,619

		104,230,117

Industrials - 3.1%

CNH Industrial Capital LLC 3.875% due 11/01/15	8,230,000	8,435,750
Eaton Corp 1.500% due 11/02/17	2,745,000	2,750,150
ERAC USA Finance LLC
1.400% due 04/15/16 ~	2,851,000	2,873,993
2.750% due 03/15/17 ~	2,050,000	2,115,223
2.800% due 11/01/18 ~	470,000	485,860
5.600% due 05/01/15 ~	1,445,000	1,503,504
6.375% due 10/15/17 ~	1,865,000	2,146,294
GATX Corp
1.250% due 03/04/17	2,630,000	2,622,297
2.375% due 07/30/18	1,240,000	1,251,895
3.500% due 07/15/16	4,875,000	5,109,585
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	8,010,000	8,142,461
International Lease Finance Corp 2.181% due 06/15/16 §	4,265,000	4,307,650
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,010,422
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	2,730,000	2,618,297
Penske Truck Leasing Co LP
2.500% due 07/11/14 ~	680,000	680,305
2.500% due 03/15/16 ~	4,270,000	4,390,781
2.500% due 06/15/19 ~	2,645,000	2,652,506
2.875% due 07/17/18 ~	1,735,000	1,777,475
3.125% due 05/11/15 ~	1,370,000	1,400,055
Roper Industries Inc
1.850% due 11/15/17	1,100,000	1,109,867
2.050% due 10/01/18	2,800,000	2,807,008
Southwest Airlines Co
5.250% due 10/01/14	4,000,000	4,042,496
5.750% due 12/15/16	1,710,000	1,889,889
USG Corp 8.375% due 10/15/18 ~	4,565,000	4,825,205

		70,948,968

Information Technology - 1.3%

Arrow Electronics Inc 3.375% due 11/01/15	2,685,000	2,771,645
Baidu Inc (Cayman) 2.750% due 06/09/19	2,120,000	2,130,380
Broadcom Corp 2.375% due 11/01/15	4,385,000	4,488,960
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,633,972
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,491,312
Hewlett-Packard Co
2.350% due 03/15/15	2,910,000	2,948,365
2.625% due 12/09/14	850,000	858,531
Juniper Networks Inc 3.100% due 03/15/16	740,000	760,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Oracle Corp 0.806% due 01/15/19 §	$8,650,000	$8,729,338
Tencent Holdings Ltd (Cayman) 2.000% due 05/02/17 ~	3,070,000	3,095,361
Xerox Corp 2.950% due 03/15/17	800,000	835,511

		29,743,786

Materials - 1.6%

Anglo American Capital PLC (United Kingdom) 1.176% due 04/15/16 § ~	2,350,000	2,358,502
Ashland Inc 3.000% due 03/15/16	5,975,000	6,124,375
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,986,499
Goldcorp Inc (Canada) 2.125% due 03/15/18	2,565,000	2,574,716
International Paper Co 5.300% due 04/01/15	3,360,000	3,480,735
Martin Marietta Materials Inc 1.331% due 06/30/17 § ~	3,025,000	3,025,442
Rock Tenn Co 3.500% due 03/01/20	5,145,000	5,300,158
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,510,276

		36,360,703

Telecommunication Services - 2.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,747,307
3.625% due 03/30/15	2,500,000	2,556,875
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,405,472
GTP Acquisition Partners I LLC
2.364% due 05/15/43 ~	3,080,000	3,035,679
4.347% due 06/15/41 ~	2,485,000	2,573,263
SBA Tower Trust
2.240% due 04/15/43 ~	3,520,000	3,498,866
2.933% due 12/15/42 ~	10,900,000	11,126,404
3.598% due 04/15/43 ~	2,775,000	2,798,399
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	4,535,000	4,852,450
Verizon Communications Inc
1.350% due 06/09/17	3,635,000	3,635,832
2.500% due 09/15/16	6,280,000	6,475,993

		53,706,540

Utilities - 2.3%

CMS Energy Corp 4.250% due 09/30/15	4,020,000	4,188,619
Commonwealth Edison Co 1.950% due 09/01/16	1,605,000	1,648,237
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,214,524
Duke Energy Corp
1.625% due 08/15/17	2,775,000	2,801,007
2.150% due 11/15/16	6,350,000	6,535,134
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,869,899
Georgia Power Co 0.551% due 03/15/16 §	2,445,000	2,444,191
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,226,679
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,350,545
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,473,405

	Principal Amount	Value
Monongahela Power Co 5.700% due 03/15/17 ~	$580,000	$643,367
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,329,466
NiSource Finance Corp 5.400% due 07/15/14	6,499,000	6,510,744
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,500,107
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,822,775
Suburban Propane Partners LP 7.500% due 10/01/18	3,047,000	3,194,536
The Southern Co 1.950% due 09/01/16	1,995,000	2,042,665

		50,795,900

Total Corporate Bonds & Notes (Cost $1,148,401,161)		1,163,583,191

MORTGAGE-BACKED SECURITIES - 20.6%

Collateralized Mortgage Obligations - Commercial - 5.9%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	2,620,000	2,764,530
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,127,652
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	423,099	433,979
4.978% due 07/11/42 " §	1,944,148	1,949,085
5.116% due 02/11/41 " §	3,695,000	3,754,676
Citigroup Commercial Mortgage Trust
1.199% due 03/10/47 "	2,902,814	2,901,587
1.242% due 05/10/47 "	2,659,802	2,664,531
1.378% due 09/10/46 "	3,170,509	3,190,073
Commercial Mortgage Trust
1.002% due 02/13/32 " § ~	1,720,000	1,724,094
1.218% due 02/10/47 "	7,620,227	7,616,402
1.259% due 04/10/47 "	4,100,572	4,096,135
1.275% due 05/10/47 "	1,889,696	1,888,502
1.298% due 03/10/47 "	3,681,398	3,677,306
1.442% due 07/15/47 "	2,705,000	2,712,178
5.167% due 06/10/44 " §	1,555,000	1,621,480
6.015% due 07/10/38 " §	2,345,269	2,525,455
Credit Suisse Mortgage Trust 1.050% due 04/15/27 " § ~	860,000	861,274
DBUBS Mortgage Trust 2.238% due 08/10/44 "	981,558	993,528
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	8,470,870	8,528,709
1.426% due 08/25/17 "	7,240,000	7,305,193
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,789,688
GS Mortgage Securities Trust
1.290% due 06/10/47 "	2,010,000	2,008,987
1.343% due 04/10/47 "	1,215,208	1,218,200
JP Morgan Chase Commercial Mortgage Securities Trust
1.031% due 05/15/45 "	430,913	432,616
1.268% due 07/15/47 "	2,515,000	2,516,164
1.525% due 07/15/46 " ~	150,023	150,010
5.481% due 12/12/44 " §	2,352,196	2,472,662
5.789% due 06/12/41 " §	137,624	137,594
5.892% due 02/12/49 " §	4,010,000	4,427,924
JPMBB Commercial Mortgage Securities Trust 1.266% due 04/15/47 "	2,245,414	2,247,654

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	$1,285,000	$1,323,413
Morgan Stanley Bank of America Merrill Lynch Trust
1.250% due 02/15/47 "	1,990,673	1,991,050
1.294% due 06/15/47 "	1,430,000	1,429,332
1.313% due 10/15/46 "	2,948,686	2,959,573
Morgan Stanley Capital I Trust
1.480% due 06/15/44 " ~	477,558	478,374
4.700% due 07/15/56 "	10,514,074	10,600,279
4.780% due 12/13/41 "	3,816,735	3,854,074
5.731% due 07/12/44 " §	10,340,621	11,124,968
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	4,010,072	4,007,143
WFRBS Commercial Mortgage Trust
1.154% due 12/15/46 "	1,927,721	1,929,940
1.193% due 03/15/47 "	3,104,220	3,104,183
1.233% due 03/15/47 "	3,443,323	3,444,499
1.283% due 05/15/47 "	3,686,356	3,692,034
1.607% due 06/15/44 " ~	1,089,634	1,094,956

		133,771,686

Collateralized Mortgage Obligations - Residential - 4.4%

Bear Stearns Adjustable Rate Mortgage Trust
2.284% due 04/25/34 " §	273,216	274,019
3.196% due 11/25/34 " §	1,064,367	1,077,412
Bear Stearns ALT-A Trust 0.792% due 04/25/34 " §	538,922	529,428
Chase Mortgage Finance Trust
2.502% due 02/25/37 " §	373,946	374,075
2.505% due 02/25/37 " §	837,957	847,695
2.576% due 02/25/37 " §	944,016	912,912
2.590% due 02/25/37 " §	1,856,587	1,849,105
2.602% due 02/25/37 " §	2,403,366	2,421,550
Countrywide Home Loan Mortgage Pass-Through Trust 2.524% due 11/20/34 " §	484,841	469,150
Fannie Mae 5.000% due 08/25/19 "	4,124,155	4,332,996
Fosse Master Issuer PLC (United Kingdom) 1.626% due 10/18/54 " § ~	3,337,441	3,376,903
Freddie Mac
0.602% due 05/15/36 - 09/15/42 " §	29,355,189	29,220,405
7.000% due 09/15/30 "	761,159	859,421
HarborView Mortgage Loan Trust 0.493% due 06/20/35 " §	787,388	759,620
JPMorgan Mortgage Trust
2.634% due 07/25/35 " §	347,300	353,447
2.663% due 07/25/35 " §	1,356,979	1,387,903
2.703% due 07/25/35 " §	1,498,886	1,529,562
Lanark Master Issuer PLC (United Kingdom) 0.728% due 12/22/54 " § ~	5,235,000	5,231,079
MASTR Adjustable Rate Mortgages Trust 1.669% due 09/25/34 " §	823,966	770,298
Merrill Lynch Mortgage Investors Trust 2.518% due 12/25/35 " §	5,582,000	5,420,027
Sequoia Mortgage Trust 0.650% due 11/20/34 " §	736,760	716,530
Silverstone Master Issuer PLC (United Kingdom) 1.778% due 01/21/55 " § ~	14,655,000	14,811,472
Structured Adjustable Rate Mortgage Loan Trust
2.386% due 06/25/34 " §	2,780,761	2,859,808
2.415% due 05/25/34 " §	793,660	802,367
2.491% due 11/25/34 " §	1,692,265	1,719,891

	Principal Amount	Value
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.450% due 07/25/33 " §	$408,330	$408,102
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 07/25/45 " §	2,944,922	2,804,172
0.472% due 08/25/45 " §	1,897,910	1,819,094
2.377% due 06/25/34 " §	629,214	643,337
2.418% due 09/25/35 " §	9,000,000	8,423,784
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	487,113	519,213
Wells Fargo Mortgage-Backed Securities Trust 2.605% due 08/25/33 " §	1,305,750	1,342,928

		98,867,705

Fannie Mae - 8.0%

1.935% due 01/01/35 " §	32,150	33,907
1.940% due 05/01/35 " §	3,532,424	3,763,851
2.016% due 05/01/35 " §	614,215	645,244
2.111% due 03/01/35 " §	797,015	849,286
2.189% due 04/01/34 " §	2,061,934	2,206,711
2.217% due 04/01/33 - 12/01/33 " §	1,893,623	2,011,712
2.225% due 01/01/35 " §	1,033,321	1,101,440
2.238% due 02/01/33 " §	169,057	179,690
2.250% due 05/01/33 " §	50,731	50,965
2.282% due 12/01/33 " §	1,239,812	1,317,692
2.300% due 06/01/35 " §	1,182,724	1,272,484
2.334% due 10/01/34 " §	830,627	887,056
2.335% due 04/01/35 " §	368,676	371,640
2.340% due 02/01/33 - 01/01/34 " §	2,508,802	2,652,709
2.375% due 02/01/34 " §	1,195,835	1,286,952
2.376% due 06/01/33 " §	1,301,349	1,386,663
2.383% due 06/01/35 " §	866,724	926,752
2.425% due 05/01/33 " §	1,275,393	1,372,619
2.435% due 07/01/35 - 11/01/35 " §	2,181,708	2,354,005
2.487% due 07/01/35 " §	1,417,351	1,525,377
2.550% due 08/01/33 " §	1,916,052	2,061,304
3.000% due 01/01/27 "	12,587,031	13,086,862
3.500% due 12/01/25 - 07/01/29 "	30,926,751	32,796,011
4.000% due 07/01/25 - 10/01/41 "	18,484,376	19,707,723
4.500% due 05/01/25 - 07/01/44 "	35,272,517	37,907,058
5.000% due 07/01/24 - 07/01/35 "	6,386,317	7,020,301
5.500% due 01/01/18 - 12/01/39 "	33,450,110	37,287,744
6.000% due 01/01/18 - 03/01/37 "	2,320,698	2,519,020
6.500% due 05/01/33 "	1,220,831	1,421,780
7.000% due 05/01/33 - 06/01/33 "	484,125	544,528

		180,549,086

Freddie Mac - 1.4%

2.116% due 02/01/35 " §	514,123	543,951
2.350% due 03/01/35 - 09/01/35 " §	2,922,512	3,110,201
2.375% due 08/01/35 " §	2,120,481	2,265,593
2.424% due 03/01/35 " §	607,480	646,671
4.000% due 08/01/26 "	16,040,975	17,169,333
5.500% due 03/01/18 - 06/01/41 "	3,036,310	3,359,623
6.000% due 04/01/33 "	3,608,105	4,127,600

		31,222,972

Government National Mortgage Association - 0.9%

1.625% due 09/20/34 - 01/20/35 " §	3,832,055	3,973,447
3.000% due 09/20/27 "	3,971,737	4,155,165
3.500% due 03/20/43 "	5,986,809	6,243,062
5.500% due 07/15/20 "	757,877	805,445
6.000% due 01/15/22 - 07/15/36 "	3,718,269	4,113,400

		19,290,519

Total Mortgage-Backed Securities (Cost $462,088,297)		463,701,968

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 14.8%

Ally Auto Receivables Trust
0.750% due 02/21/17 "	$3,700,000	$3,701,208
3.150% due 10/15/18 " ~	1,345,000	1,379,912
Ally Master Owner Trust
1.000% due 02/15/18 "	3,710,000	3,722,564
1.540% due 09/15/16 "	13,720,000	13,752,317
American Express Credit Account Master Trust
0.322% due 04/17/17 " §	4,545,000	4,546,052
0.990% due 03/15/18 "	4,800,000	4,816,118
1.260% due 01/15/20 " #	4,350,000	4,351,201
1.290% due 03/15/18 " ~	5,485,000	5,517,910
AmeriCredit Automobile Receivables Trust
0.960% due 01/09/17 "	3,717,597	3,724,547
1.050% due 10/11/16 "	1,775,840	1,778,352
1.600% due 07/08/19 "	2,930,000	2,931,235
1.730% due 02/08/17 "	1,840,000	1,851,279
2.330% due 03/08/16 "	67,348	67,377
ARI Fleet Lease Trust 0.810% due 11/15/22 " ~	4,555,000	4,560,409
Bank of America Auto Trust 0.780% due 06/15/16 "	2,647,138	2,651,656
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	5,015,000	5,019,636
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	5,930,000	5,943,595
1.090% due 03/20/18 "	3,170,000	3,181,452
1.260% due 05/21/18 "	6,230,000	6,242,675
1.320% due 06/20/18 "	3,000,000	3,020,232
2.220% due 01/22/19 "	870,000	881,251
CarMax Auto Owner Trust
0.840% due 03/15/17 "	5,219,820	5,234,350
0.890% due 09/15/16 "	989,500	991,748
1.690% due 08/15/19 "	435,000	434,990
1.930% due 11/15/19 "	620,000	620,897
CCG Receivables Trust 1.060% due 11/15/21 " ~	2,535,000	2,537,811
Chase Issuance Trust 1.010% due 10/15/18 "	4,690,000	4,706,307
CIT Equipment Collateral 1.100% due 08/22/16 " ~	521,695	522,377
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	11,265,000	11,264,589
CNH Equipment Trust
0.690% due 06/15/18 "	6,235,000	6,247,788
0.860% due 09/15/17 "	4,064,209	4,073,835
0.910% due 05/15/19 "	7,845,000	7,845,855
0.940% due 05/15/17 "	1,114,694	1,117,237
CNH Wholesale Master Note Trust 0.752% due 08/15/19 " § ~	2,680,000	2,688,869
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	2,846,340	2,865,037
Discover Card Execution Note Trust 0.860% due 11/15/17 "	12,595,000	12,648,718
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	4,157,620	4,158,470
0.870% due 09/20/19 " ~	2,325,000	2,325,636
1.060% due 03/20/19 " ~	2,393,496	2,404,134
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	1,000,000	1,000,064
Ford Credit Auto Lease Trust
1.230% due 11/15/16 "	2,800,000	2,795,507
1.510% due 08/15/17 "	1,915,000	1,923,316
Ford Credit Auto Owner Trust
0.580% due 12/15/16 "	1,943,140	1,945,081
0.670% due 04/15/18 "	2,855,000	2,856,537
4.050% due 10/15/16 "	915,000	918,982

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust
4.200% due 02/15/17 " ~	$4,425,000	$4,529,576
4.990% due 02/15/17 " ~	3,165,000	3,251,696
GE Capital Credit Card Master Note Trust
0.632% due 05/15/19 " §	2,840,000	2,841,632
1.030% due 01/15/18 "	4,300,000	4,313,143
5.750% due 03/15/18 " ~	2,035,000	2,101,575
GE Dealer Floorplan Master Note Trust 0.553% due 04/20/18 " §	11,260,000	11,296,899
GE Equipment Small Ticket LLC
0.950% due 09/25/17 " ~	6,535,000	6,560,304
1.040% due 09/21/15 " ~	1,904,568	1,908,075
GE Equipment Transportation LLC 1.480% due 08/23/22 "	1,680,000	1,683,359
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	3,870,000	3,877,020
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	3,035,000	3,038,231
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	9,422,746	9,433,219
Huntington Auto Trust 0.810% due 09/15/16 "	2,387,240	2,391,958
Hyundai Auto Lease Securitization Trust
0.920% due 08/17/15 " ~	5,689,902	5,694,687
1.260% due 09/17/18 " ~	3,015,000	3,022,366
Hyundai Auto Receivables Trust
0.750% due 09/17/18 "	4,845,000	4,838,130
1.650% due 02/15/17 "	2,671,731	2,682,386
Kubota Credit Owner Trust 0.580% due 02/15/17 " ~	2,440,000	2,440,537
Mercedes-Benz Auto Lease Trust 0.620% due 07/15/16 "	2,865,000	2,869,391
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	3,076,118	3,078,526
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	7,900,000	7,899,139
Motor PLC (United Kingdom)
0.632% due 08/25/21 " § ~	3,697,524	3,703,470
1.286% due 02/25/20 " ~	578,667	579,406
MVW Owner Trust 2.150% due 04/22/30 " ~	906,566	915,096
Navistar Financial Dealer Note Master Trust
0.822% due 01/25/18 " § ~	6,150,000	6,151,605
0.832% due 09/25/18 " § ~	3,515,000	3,526,153
Navistar Financial Owner Trust 1.190% due 01/18/19 " ~	8,748,783	8,760,493
Nissan Master Owner Trust Receivables 0.622% due 05/15/17 " §	11,635,000	11,665,827
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	1,322,723	1,328,851
2.070% due 03/20/30 " ~	3,960,144	3,880,941
2.200% due 10/20/30 " ~	2,230,212	2,243,589
SMART Trust (Australia)
0.840% due 09/14/16 "	3,510,000	3,516,648
0.950% due 02/14/18 "	5,370,000	5,383,450
0.970% due 03/14/17 "	2,495,000	2,502,984
1.180% due 02/14/19 "	940,000	937,650
1.590% due 10/14/16 " ~	6,979,251	7,025,034
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	3,682,410	3,686,299
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	2,470,000	2,472,913
Wheels SPV LLC
0.840% due 03/20/23 " ~	2,850,000	2,850,400
1.190% due 03/20/21 " ~	1,086,840	1,089,678
World Omni Automobile Lease Securitization Trust
0.930% due 11/16/15 "	1,882,937	1,885,111
1.060% due 11/15/17 "	3,405,000	3,411,737

Total Asset-Backed Securities (Cost $334,688,440)		335,038,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.375% due 07/05/16	$9,270,000	$9,230,056
0.625% due 08/26/16	23,110,000	23,129,389
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,578,223
Freddie Mac 0.875% due 10/14/16	30,615,000	30,795,996

Total U.S. Government Agency Issues (Cost $67,542,389)		67,733,664

U.S. TREASURY OBLIGATIONS - 5.5%

U.S. Treasury Inflation Protected Securities - 3.5%

0.500% due 04/15/15 ^	15,592,547	15,824,611
2.000% due 07/15/14 ^	63,091,156	63,239,042

		79,063,653

U.S. Treasury Notes - 2.0%

0.750% due 01/15/17	44,130,000	44,202,417

Total U.S. Treasury Obligations (Cost $123,046,988)		123,266,070

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Iceland Government International (Iceland) 4.875% due 06/16/16 ~	9,600,000	10,103,242
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 355,060,000	28,212,320

Total Foreign Government Bonds & Notes (Cost $37,606,151)		38,315,562

MUNICIPAL BONDS - 0.4%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	$6,475,000	6,544,606
University of California 0.651% due 07/01/41 §	1,915,000	1,917,930

Total Municipal Bonds (Cost $8,390,000)		8,462,536

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $84,190,320; collateralized by Fannie Mae: 1.670% due 11/20/18 and value $6,025,000; Freddie Mac: 1.830% due 11/05/18 and value $65,511,906; and U.S. Treasury Notes: 1.375% due 09/30/18 and value $14,340,763)	$84,190,320	$84,190,320

Total Short-Term Investment (Cost $84,190,320)		84,190,320

TOTAL INVESTMENTS - 101.3% (Cost $2,265,953,746)		2,284,291,608

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(29,151,060)

NET ASSETS - 100.0%		$2,255,140,548

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	51.6%
Mortgage-Backed Securities	20.6%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	5.5%
Short-Term Investment	3.7%
U.S. Government Agency Issues	3.0%
Others (each less than 3.0%)	2.1%

	101.3%
Other Assets & Liabilities, Net	(1.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	12,622,804	MXN	164,975,000	08/14	RBS	($52,471)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,163,583,191	$-	$1,163,583,191	$-
	Mortgage-Backed Securities	463,701,968	-	463,701,968	-
	Asset-Backed Securities	335,038,297	-	335,038,297	-
	U.S. Government Agency Issues	67,733,664	-	67,733,664	-
	U.S. Treasury Obligations	123,266,070	-	123,266,070	-
	Foreign Government Bonds & Notes	38,315,562	-	38,315,562	-
	Municipal Bonds	8,462,536	-	8,462,536	-
	Short-Term Investment	84,190,320	-	84,190,320	-

	Total Assets	2,284,291,608	-	2,284,291,608	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(52,471)	-	(52,471)	-

	Total Liabilities	(52,471)	-	(52,471)	-

	Total	$2,284,239,137	$-	$2,284,239,137	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 32.4%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$1,727,000	$1,727,000
5.450% due 02/09/17 ~	1,211,000	1,289,594

		3,016,594

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	3,600,000	3,892,500

Bermuda - 1.2%

Digicel Group Ltd
7.125% due 04/01/22 ~	5,210,000	5,444,450
8.250% due 09/30/20 ~	7,450,000	8,157,750
Ooredoo International Finance Ltd 7.875% due 06/10/19 ~	2,199,000	2,754,467

		16,356,667

Brazil - 0.3%

Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 2,000,000	862,752
Banco Votorantim SA 6.250% due 05/16/16 ^ ~	2,800,000	1,464,079
Cia Energetica de Sao Paulo 9.750% due 01/15/15 ^ ~	679,596	305,714
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	1,850,000	831,014
Oi SA 9.750% due 09/15/16	2,000,000	853,152

		4,316,711

Cayman - 6.0%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	$2,520,000	2,420,732
Central China Real Estate Ltd
6.500% due 06/04/18 ~	1,300,000	1,251,640
8.000% due 01/28/20 ~	5,777,000	5,669,842
China SCE Property Holdings Ltd
10.500% due 01/14/16	CNY 7,900,000	1,304,040
11.500% due 11/14/17 ~	$5,550,000	5,896,875
China Shanshui Cement Group Ltd
6.500% due 07/22/14 ~	CNY 4,900,000	789,709
8.500% due 05/25/16 ~	$3,000,000	3,138,600
10.500% due 04/27/17 ~	3,550,000	3,878,375
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	2,000,000	2,220,000
Comcel Trust 6.875% due 02/06/24 ~	5,000,000	5,412,500
Country Garden Holdings Co Ltd
7.250% due 04/04/21 ~	3,650,000	3,577,000
7.500% due 01/10/23 ~	9,316,000	9,025,341
DEWA Sukuk Ltd 3.000% due 03/05/18 ~	1,031,000	1,059,353
DP World Sukuk Ltd 6.250% due 07/02/17 ~	2,980,000	3,304,224
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 4,400,000	7,840,778
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$1,173,000	1,348,950
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	3,450,000	3,743,250
Nile Finance Ltd 5.250% due 08/05/15 ~	1,090,000	1,132,292
Sukuk Funding No 3 Ltd 4.348% due 12/03/18 ~	3,800,000	3,961,500

	Principal Amount	Value
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	$4,200,000	$4,294,500
12.500% due 10/16/17 ~	3,750,000	4,143,750
Telemovil Finance Co Ltd 8.000% due 10/01/17	3,134,000	3,306,370
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	2,100,000	2,058,000

		80,777,621

Chile - 0.4%

Banco del Estado de Chile
3.875% due 02/08/22 ~	180,000	181,528
4.125% due 10/07/20 ~	630,000	670,162
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	970,000	1,016,045
3.875% due 11/03/21 ~	1,590,000	1,654,578
7.500% due 01/15/19 ~	470,000	573,836
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	580,000	636,877
6.250% due 07/08/19 ~	1,000,000	1,144,675

		5,877,701

Colombia - 0.2%

Ecopetrol SA 7.625% due 07/23/19	490,000	602,700
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 1,358,000,000	790,114
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	2,254,000,000	1,280,680

		2,673,494

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	$940,000	965,850
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	580,000	597,400
Instituto Costarricense de Electricidad
6.375% due 05/15/43 ~	1,470,000	1,309,035
6.950% due 11/10/21 ~	480,000	523,200

		3,395,485

Cyprus - 0.2%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	3,300,000	2,656,500

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,250,000	1,406,250

Hong Kong - 0.3%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,280,000	1,242,245
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 7,650,000	1,290,254
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$900,000	977,216

		3,509,715

India - 0.1%

Export-Import Bank of India
4.000% due 08/07/17 ~	490,000	517,494
4.000% due 01/14/23 ~	1,180,000	1,179,410

		1,696,904

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Indonesia - 0.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	$2,174,000	$2,038,125
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	999,000	1,053,945
Perusahaan Penerbit SBSN Indonesia 6.125% due 03/15/19 ~	1,224,000	1,366,290

		4,458,360

Ireland - 3.2%

Alfa Bank OJSC
7.500% due 09/26/19 ~	3,800,000	3,975,750
7.750% due 04/28/21 ~	4,200,000	4,583,250
8.625% due 04/26/16 ~	RUB 42,300,000	1,222,623
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$4,050,000	4,090,500
Credit Bank of Moscow 7.700% due 02/01/18 ~	3,293,000	3,367,092
Mobile Telesystems OJSC
5.000% due 05/30/23 ~	2,700,000	2,635,875
8.625% due 06/22/20 ~	7,365,000	8,748,883
Rosneft Oil Co 4.199% due 03/06/22 ~	1,119,000	1,046,265
VEB-Leasing 5.125% due 05/27/16 ~	1,113,000	1,157,520
Vimpel Communications 7.748% due 02/02/21 ~	5,375,000	5,925,937
Vnesheconombank
5.450% due 11/22/17 ~	1,130,000	1,192,941
5.942% due 11/21/23 ~	690,000	697,728
6.800% due 11/22/25 ~	1,274,000	1,371,079
6.902% due 07/09/20 ~	2,161,000	2,350,088

		42,365,531

Kazakhstan - 2.7%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,342,000	2,228,413
Halyk Savings Bank of Kazakhstan JSC
7.250% due 05/03/17 ~	1,517,000	1,644,124
7.250% due 01/28/21 ~	6,182,000	6,738,380
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	800,000	777,920
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 5,600,000	7,783,103
7.500% due 11/29/16 ~	$1,700,000	1,712,750
8.000% due 11/03/15 ~	3,700,000	3,751,430
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	990,000	973,170
5.750% due 04/30/43 ~	2,369,000	2,286,085
6.375% due 04/09/21 ~	1,570,000	1,756,045
7.000% due 05/05/20 ~	2,082,000	2,378,685
9.125% due 07/02/18 ~	1,280,000	1,547,008
11.750% due 01/23/15 ~	736,000	778,784
Zhaikmunai LLP 7.125% due 11/13/19 ~	2,350,000	2,567,375

		36,923,272

Luxembourg - 4.0%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 3,300,000	1,353,904
Gazprom Neft OAO
4.375% due 09/19/22 ~	$1,493,000	1,392,222
6.000% due 11/27/23 ~	1,290,000	1,330,313
Gazprom OAO
4.950% due 02/06/28 ~	350,000	329,875
8.625% due 04/28/34 ~	900,000	1,116,000
MHP SA
8.250% due 04/02/20 ~	10,000,000	9,302,000
10.250% due 04/29/15 ~	5,017,000	5,154,967

	Principal Amount	Value
Millicom International Cellular SA 6.625% due 10/15/21 ~	$850,000	$918,000
Minerva Luxembourg SA
7.750% due 01/31/23 ~	4,100,000	4,397,250
12.250% due 02/10/22 ~	3,550,000	4,029,250
Promsvyazbank OJSC
8.500% due 04/25/17 ~	5,550,000	5,855,250
10.200% due 11/06/19 ~	1,650,000	1,724,250
Sberbank of Russia
5.500% due 02/26/24 § ~	620,000	606,050
5.717% due 06/16/21 ~	1,102,000	1,162,472
6.125% due 02/07/22 ~	1,869,000	2,006,839
TMK OAO
6.750% due 04/03/20 ~	7,050,000	6,944,250
7.750% due 01/27/18 ~	4,900,000	5,120,500
VTB Bank OJSC 6.875% due 05/29/18 ~	995,000	1,074,700

		53,818,092

Malaysia - 0.3%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	820,000	914,752
Axiata SPV2 Bhd 3.750% due 09/18/14 ~	CNY 1,800,000	290,934
Petronas Capital Ltd
5.250% due 08/12/19	$1,070,000	1,219,591
7.875% due 05/22/22	620,000	825,513
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,265,000	1,396,598

		4,647,388

Mexico - 1.4%

America Movil SAB de CV 6.450% due 12/05/22	MXN 16,700,000	1,282,899
Cemex SAB de CV 6.500% due 12/10/19 ~	$6,225,000	6,684,094
Comision Federal de Electricidad
4.875% due 05/26/21 ~	1,158,000	1,251,219
4.875% due 01/15/24 ~	740,000	791,800
5.750% due 02/14/42 ~	1,270,000	1,355,725
Grupo Televisa SAB 7.250% due 05/14/43	MXN 20,000,000	1,342,887
Petroleos Mexicanos
5.500% due 06/27/44	$304,000	317,984
5.750% due 03/01/18	809,000	914,170
6.000% due 03/05/20	515,000	591,735
6.500% due 06/02/41	1,461,000	1,705,717
7.190% due 09/12/24 ~	MXN 15,590,000	1,224,709
8.000% due 05/03/19	$1,025,000	1,275,100

		18,738,039

Netherlands - 3.2%

DTEK Finance BV 9.500% due 04/28/15 ~	300,000	287,250
Indo Energy Finance II BV 6.375% due 01/24/23 ~	6,436,000	5,403,022
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	563,000	625,634
6.950% due 07/10/42 ~	1,691,000	1,855,872
Majapahit Holding BV
7.750% due 10/17/16 ~	950,000	1,072,313
7.750% due 01/20/20 ~	860,000	1,010,500
8.000% due 08/07/19 ~	950,000	1,125,750
Marfrig Holding Europe BV
6.875% due 06/24/19 ~	1,500,000	1,521,000
8.375% due 05/09/18 ~	2,200,000	2,350,590
Metinvest BV
8.750% due 02/14/18 ~	9,400,000	8,319,000
10.250% due 05/20/15 ~	5,550,000	5,439,000
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	1,775,000	1,863,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
VimpelCom Holdings BV
7.504% due 03/01/22 ~	$5,550,000	$6,014,812
9.000% due 02/13/18 ~	RUB 70,000,000	1,997,725
VTR Finance BV 6.875% due 01/15/24 ~	$4,200,000	4,518,486

		43,404,704

Nigeria - 0.6%

Access Bank PLC 9.250% due 06/24/21 § ~	1,900,000	1,953,200
Sea Trucks Group 9.000% due 03/26/18 ~	6,500,000	6,353,750

		8,306,950

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,110,000	1,229,325
Petron Corp 7.000% due 11/10/17	PHP 38,000,000	899,872
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19	$970,000	1,168,850
7.390% due 12/02/24 ~	1,820,000	2,347,800

		5,645,847

Singapore - 0.3%

Olam International Ltd 6.000% due 10/25/22 ~	SGD 1,750,000	1,471,791
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	$1,950,000	2,140,125

		3,611,916

South Africa - 0.6%

Edcon Proprietary Ltd 9.500% due 03/01/18 ~	EUR 4,550,000	6,325,846
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 15,640,000	1,467,851

		7,793,697

Sri Lanka - 0.1%

Bank of Ceylon 6.875% due 05/03/17 ~	$1,050,000	1,119,562

Sweden - 0.8%

Eileme 2 AB 11.625% due 01/31/20 ~	1,990,000	2,388,000
TVN Finance Corp III AB 7.375% due 12/15/20 ~	EUR 5,400,000	8,392,441

		10,780,441

Turkey - 0.1%

Akbank TAS 7.500% due 02/05/18 ~	TRY 900,000	396,092
Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	2,365,000	1,030,906

		1,426,998

Ukraine - 0.5%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$6,400,000	6,304,000

United Arab Emirates - 1.2%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 7,500,000	2,266,663
Dolphin Energy Ltd 5.888% due 06/15/19	$971,328	1,078,174
DP World Ltd 6.850% due 07/02/37 ~	7,100,000	7,952,000

	Principal Amount	Value
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	$2,179,000	$2,652,932
Emirates Airline
4.500% due 02/06/25 ~	1,000,000	985,000
5.125% due 06/08/16 ~	1,070,000	1,127,513

		16,062,282

United Kingdom - 2.0%

Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 1,800,000	782,077
DTEK Finance PLC 7.875% due 04/04/18 ~	$8,891,000	7,492,446
Franshion Development Ltd 6.750% due 04/15/21 ~	980,000	1,046,150
Oschadbank
8.250% due 03/10/16 ~	1,800,000	1,647,360
8.875% due 03/20/18 ~	1,350,000	1,188,000
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	1,680,000	1,805,333
6.300% due 11/12/40 ~	600,000	693,742
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	800,000	813,791
Trillion Chance Ltd 8.500% due 01/10/19 ~	4,000,000	4,045,200
Ukraine Railways 9.500% due 05/21/18 ~	300,000	263,250
Ukreximbank 8.750% due 01/22/18 ~	1,766,000	1,615,890
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	4,500,000	4,781,250

		26,174,489

United States - 0.4%

Cemex Finance LLC 9.375% due 10/12/22 ~	4,500,000	5,315,625

Venezuela - 0.7%

Petroleos de Venezuela SA
4.900% due 10/28/14	6,867,340	6,870,087
5.250% due 04/12/17 ~	1,470,000	1,248,765
5.375% due 04/12/27 ~	997,000	622,128
12.750% due 02/17/22 ~	697,000	706,584

		9,447,564

Vietnam - 0.0%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	250,000	268,125

Total Corporate Bonds & Notes (Cost $426,299,825)		436,189,024

SENIOR LOAN NOTES - 1.1%

United Arab Emirates - 1.1%

Dubai World International
Term A
1.000% due 09/30/15 §	4,605,510	3,868,629
Term B
1.500% due 09/30/18 §	12,989,079	10,910,826

		14,779,455

Total Senior Loan Notes (Cost $14,671,715)		14,779,455

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 53.9%

Argentina - 0.5%

Argentina Boden 7.000% due 10/03/15	$6,590,000	$6,302,543
Argentine Republic Government
8.280% due 12/31/33	413,101	344,113
8.750% due 06/02/17	88,729	81,409

		6,728,065

Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24 ~	1,224,000	1,266,840

Belarus - 0.6%

Republic of Belarus
8.750% due 08/03/15 ~	3,106,000	3,210,983
8.950% due 01/26/18 ~	4,632,000	5,025,720

		8,236,703

Bolivia - 0.1%

Bolivian Government
4.875% due 10/29/22 ~	650,000	656,825
5.950% due 08/22/23 ~	1,210,000	1,285,625

		1,942,450

Brazil - 6.0%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	280,000	304,766
5.750% due 09/26/23 ~	650,000	700,375
6.500% due 06/10/19 ~	1,948,000	2,201,240
Brazil Letras do Tesouro Nacional 12.431% due 01/01/17	BRL 61,020,000	20,965,168
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	14,150,000	5,867,693
10.000% due 01/01/23	68,650,000	27,883,955
10.000% due 01/01/25	33,190,000	13,148,468
Brazilian Government
2.625% due 01/05/23	$1,750,000	1,620,500
4.250% due 01/07/25	3,254,000	3,301,997
4.875% due 01/22/21	2,050,000	2,244,750
5.625% due 01/07/41	266,000	287,280
6.000% due 01/17/17	378,000	421,281
8.500% due 01/05/24	BRL 1,097,000	482,839
8.875% due 04/15/24	$920,000	1,294,900

		80,725,212

Chile - 0.1%

Chile Government
3.250% due 09/14/21	790,000	818,045
6.000% due 01/01/20 ~	CLP 485,000,000	944,229

		1,762,274

Colombia - 3.2%

Colombia Government
4.000% due 02/26/24	$860,000	888,810
6.125% due 01/18/41	3,698,000	4,456,090
7.375% due 01/27/17	545,000	628,657
7.375% due 03/18/19	1,920,000	2,347,200
7.375% due 09/18/37	1,738,000	2,376,715
7.750% due 04/14/21	COP 5,312,000,000	3,287,074
8.125% due 05/21/24	$1,730,000	2,335,500
9.850% due 06/28/27	COP 1,427,000,000	998,862
11.750% due 02/25/20	$1,480,000	2,149,700
12.000% due 10/22/15	COP 2,648,000,000	1,543,738

	Principal Amount	Value
Colombian TES
6.000% due 04/28/28	COP 8,631,800,000	$4,197,055
7.000% due 05/04/22	12,444,800,000	6,833,869
7.500% due 08/26/26	5,620,100,000	3,114,329
10.000% due 07/24/24	9,931,700,000	6,599,092
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	1,328,671

		43,085,362

Costa Rica - 0.2%

Costa Rica Government
4.250% due 01/26/23 ~	$1,698,000	1,638,570
4.375% due 04/30/25 ~	600,000	564,900
5.625% due 04/30/43 ~	600,000	542,400

		2,745,870

Croatia - 0.6%

Croatia Government
6.250% due 04/27/17 ~	1,263,000	1,371,138
6.375% due 03/24/21 ~	2,474,000	2,730,678
6.625% due 07/14/20 ~	2,300,000	2,581,750
6.750% due 11/05/19 ~	1,180,000	1,328,975

		8,012,541

Dominican Republic - 0.5%

Dominican Republic
5.875% due 04/18/24 ~	1,850,000	1,939,725
6.600% due 01/28/24 ~	470,000	514,180
7.450% due 04/30/44 ~	1,260,000	1,350,720
7.500% due 05/06/21 ~	2,400,000	2,751,600

		6,556,225

Ecuador - 0.2%

Ecuador Government
7.950% due 06/20/24 ~	1,218,000	1,251,495
9.375% due 12/15/15 ~	880,000	940,500

		2,191,995

Egypt - 0.1%

Egypt Government
5.750% due 04/29/20 ~	1,202,000	1,260,537
6.875% due 04/30/40 ~	410,000	405,900

		1,666,437

El Salvador - 0.3%

El Salvador Government
5.875% due 01/30/25 ~	1,280,000	1,259,520
7.375% due 12/01/19 ~	280,000	311,850
7.625% due 02/01/41 ~	483,000	520,432
7.650% due 06/15/35	980,000	1,064,770
8.250% due 04/10/32 ~	265,000	304,088

		3,460,660

Gabon - 0.3%

Gabonese Republic 6.375% due 12/12/24 ~	3,674,300	4,031,956

Georgia - 0.1%

Georgia Government 6.875% due 04/12/21 ~	1,005,000	1,148,213

Ghana - 0.1%

Republic of Ghana
7.875% due 08/07/23 ~	865,939	842,126
8.500% due 10/04/17 ~	151,000	159,305

		1,001,431

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Guatemala - 0.1%

Guatemala Government 4.875% due 02/13/28 ~	$1,990,000	$1,972,090

Hungary - 3.0%

Hungary Government
4.125% due 02/19/18	2,482,000	2,593,690
4.750% due 02/03/15	655,000	670,065
5.375% due 02/21/23	4,214,000	4,556,387
5.375% due 03/25/24	1,798,000	1,928,355
5.750% due 11/22/23	3,886,000	4,303,745
6.000% due 11/24/23	HUF 762,330,000	3,829,979
6.250% due 01/29/20	$1,950,000	2,213,991
6.500% due 06/24/19	HUF 264,080,000	1,337,647
6.750% due 11/24/17	1,628,210,000	8,106,791
7.000% due 06/24/22	1,197,690,000	6,341,957
7.625% due 03/29/41	$3,214,000	4,131,983

		40,014,590

Indonesia - 1.2%

Indonesia Government
4.875% due 05/05/21 ~	1,006,000	1,061,330
5.875% due 03/13/20 ~	696,000	776,040
6.875% due 01/17/18	2,645,000	3,038,444
7.750% due 01/17/38 ~	550,000	687,500
11.625% due 03/04/19 ~	1,319,000	1,800,435
Indonesia Treasury
6.125% due 05/15/28	IDR 2,218,000,000	148,375
6.625% due 05/15/33	11,640,000,000	791,773
8.375% due 03/15/24	28,760,000,000	2,467,829
8.375% due 03/15/34	13,341,000,000	1,082,581
9.000% due 03/15/29	36,787,000,000	3,195,607
9.500% due 06/15/15	18,000,000,000	1,558,625
10.750% due 05/15/16	750,000,000	67,032

		16,675,571

Iraq - 0.2%

Republic of Iraq 5.800% due 01/15/28 ~	$2,620,000	2,377,650

Ivory Coast - 0.9%

Ivory Coast Government 5.750% due 12/31/32 ~	12,970,000	12,661,962

Kazakhstan - 0.1%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	1,280,000	1,328,819

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	1,020,000	1,062,840

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	2,220,000	2,203,350

Lebanon - 1.1%

Lebanon Government
4.100% due 06/12/15 ~	1,011,000	1,023,340
5.150% due 11/12/18 ~	447,000	450,353
5.450% due 11/28/19 ~	1,013,000	1,020,598
6.000% due 01/27/23 ~	714,000	722,175

	Principal Amount	Value
6.100% due 10/04/22 ~	$3,336,000	$3,411,060
6.375% due 03/09/20	2,210,000	2,326,025
6.600% due 11/27/26 ~	3,687,000	3,775,488
8.250% due 04/12/21 ~	1,709,000	1,965,350

		14,694,389

Lithuania - 0.8%

Lithuania Government
5.125% due 09/14/17 ~	770,000	850,373
6.125% due 03/09/21 ~	2,680,000	3,144,712
6.625% due 02/01/22 ~	2,740,000	3,322,250
7.375% due 02/11/20 ~	2,800,000	3,444,000

		10,761,335

Malaysia - 2.1%

Malaysia Government
3.314% due 10/31/17	MYR 4,888,000	1,511,686
3.394% due 03/15/17	7,491,000	2,326,888
3.418% due 08/15/22	9,999,000	2,995,711
3.492% due 03/31/20	11,470,000	3,506,176
3.502% due 05/31/27	1,010,000	289,633
3.580% due 09/28/18	9,197,000	2,856,403
3.654% due 10/31/19	9,421,000	2,924,251
4.012% due 09/15/17	11,470,000	3,620,909
4.048% due 09/30/21	2,512,000	789,381
4.160% due 07/15/21	9,587,000	3,025,435
4.181% due 07/15/24	3,880,000	1,223,752
4.378% due 11/29/19	4,339,000	1,391,126
4.392% due 04/15/26	1,720,000	547,219
4.498% due 04/15/30	2,130,000	676,261
5.248% due 09/15/28	680,000	232,553

		27,917,384

Mexico - 3.4%

Mexican Bonos
6.500% due 06/09/22	MXN 51,260,000	4,209,476
7.500% due 06/03/27	83,820,000	7,345,316
7.750% due 05/29/31	80,380,000	7,100,267
8.500% due 05/31/29	82,740,000	7,806,770
8.500% due 11/18/38	21,990,000	2,074,313
10.000% due 12/05/24	14,340,000	1,478,687
10.000% due 11/20/36	29,220,000	3,140,891
Mexican Udibonos 4.000% due 11/15/40 ^	55,980,410	4,917,607
Mexico Government
4.750% due 03/08/44	$1,720,000	1,763,000
5.750% due 10/12/10	1,376,000	1,466,816
5.950% due 03/19/19	950,000	1,108,650
6.050% due 01/11/40	820,000	997,940
6.750% due 09/27/34	1,777,000	2,310,100

		45,719,833

Morocco - 0.3%

Morocco Government
4.250% due 12/11/22 ~	3,115,000	3,134,469
5.500% due 12/11/42 ~	1,102,000	1,088,644

		4,223,113

Nigeria - 0.1%

Nigeria Government 16.000% due 06/29/19	NGN 200,190,000	1,441,884

Pakistan - 0.6%

Pakistan Government
6.875% due 06/01/17 ~	$1,424,000	1,484,520
7.125% due 03/31/16 ~	1,250,000	1,293,750
7.250% due 04/15/19 ~	2,846,000	2,924,265
8.250% due 04/15/24 ~	2,000,000	2,072,500

		7,775,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Panama - 0.4%

Panama Government
4.300% due 04/29/53	$200,000	$175,400
6.700% due 01/26/36	1,954,000	2,420,029
7.125% due 01/29/26	195,000	249,112
8.875% due 09/30/27	830,000	1,193,125
9.375% due 04/01/29	793,000	1,183,949

		5,221,615

Paraguay - 0.0%

Republic of Paraguay 4.625% due 01/25/23 ~	650,000	666,900

Peru - 1.0%

Peruvian Government
6.850% due 02/12/42 ~	PEN 1,303,000	481,689
6.900% due 08/12/37 ~	990,000	370,331
6.900% due 08/12/37	2,220,000	830,439
6.950% due 08/12/31 ~	2,020,000	777,778
7.125% due 03/30/19	$470,000	574,575
7.350% due 07/21/25	2,987,000	3,972,710
8.200% due 08/12/26 ~	PEN 8,201,000	3,590,359
8.750% due 11/21/33	$2,057,000	3,141,039

		13,738,920

Philippines - 1.0%

Philippine Government
3.900% due 11/26/22	PHP 48,000,000	1,103,780
4.000% due 01/15/21	$2,770,000	2,946,588
4.950% due 01/15/21	PHP 16,000,000	390,836
6.250% due 01/14/36	65,000,000	1,615,693
7.750% due 01/14/31	$2,110,000	2,922,350
9.500% due 02/02/30	1,945,000	3,048,787
10.625% due 03/16/25	1,000,000	1,573,750

		13,601,784

Poland - 2.7%

Poland Government
2.750% due 08/25/23 ^	PLN 3,518,832	1,245,073
3.000% due 08/24/16 ^	3,763,393	1,285,383
3.000% due 03/17/23	$724,000	705,176
4.000% due 10/25/23	PLN 10,569,000	3,632,647
4.750% due 04/25/17	1,703,000	593,324
5.000% due 03/23/22	$1,110,000	1,236,540
5.250% due 10/25/20	PLN 3,605,000	1,328,939
5.500% due 10/25/19	12,246,000	4,517,826
5.750% due 10/25/21	7,845,000	2,996,171
5.750% due 09/23/22	37,425,000	14,420,536
5.750% due 04/25/29	6,196,000	2,511,941
6.375% due 07/15/19	$1,935,000	2,297,812

		36,771,368

Romania - 1.3%

Romania Government
4.375% due 08/22/23 ~	4,356,000	4,485,809
4.750% due 06/24/19	RON 1,080,000	357,144
5.600% due 11/28/18	1,040,000	358,763
5.750% due 04/29/20	2,420,000	838,411
5.850% due 04/26/23	6,990,000	2,427,388
5.900% due 07/26/17	4,770,000	1,622,688
5.950% due 06/11/21	610,000	214,554
6.125% due 01/22/44 ~	$724,000	824,527
6.750% due 02/07/22 ~	4,922,000	5,894,095

		17,023,379

Russia - 4.8%

Russian Federal
6.200% due 01/31/18	RUB 121,032,000	3,378,921
6.400% due 05/27/20	48,220,000	1,312,833

	Principal Amount	Value
6.700% due 05/15/19	RUB 52,873,000	$1,481,533
6.800% due 12/11/19	124,706,000	3,489,199
6.900% due 08/03/16	122,663,000	3,550,346
7.000% due 01/25/23	112,575,000	3,099,747
7.000% due 08/16/23	163,506,000	4,479,030
7.050% due 01/19/28	151,664,000	4,013,125
7.400% due 04/19/17	233,024,000	6,790,103
7.400% due 06/14/17	234,539,000	6,803,184
7.500% due 03/15/18	81,126,000	2,355,579
7.500% due 02/27/19	271,390,000	7,820,985
7.600% due 04/14/21	181,986,000	5,230,591
7.600% due 07/20/22	95,172,000	2,707,395
8.150% due 02/03/27	68,125,000	1,977,680
Russian Foreign
5.625% due 04/04/42 ~	$200,000	210,000
5.875% due 09/16/43 ~	800,000	860,000
7.500% due 03/31/30 ~	4,685,400	5,435,720

		64,995,971

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	1,780,000	2,064,942

Serbia - 0.5%

Republic of Serbia
4.875% due 02/25/20 ~	820,000	832,300
5.875% due 12/03/18 ~	1,490,000	1,592,438
7.250% due 09/28/21 ~	3,995,000	4,569,281

		6,994,019

South Africa - 4.4%

South Africa Government
5.500% due 03/09/20	2,150,000	2,363,388
5.875% due 05/30/22	2,012,000	2,248,410
6.250% due 03/31/36	ZAR 30,969,600	2,166,008
6.500% due 02/28/41	23,380,000	1,642,624
6.875% due 05/27/19	$2,033,000	2,360,821
7.000% due 02/28/31	ZAR 116,081,700	9,210,251
7.750% due 02/28/23	99,879,500	9,166,534
8.000% due 12/21/18	93,722,500	8,961,889
8.250% due 09/15/17	113,910,500	10,997,338
8.750% due 02/28/48	16,826,900	1,528,076
10.500% due 12/21/26	82,877,300	9,099,475

		59,744,814

Sri Lanka - 0.2%

Sri Lanka Government
6.250% due 10/04/20 ~	$1,407,000	1,501,972
6.250% due 07/27/21 ~	810,000	858,600

		2,360,572

Thailand - 1.6%

Thailand Government
1.200% due 07/14/21 ^ ~	THB 97,261,818	2,879,538
1.250% due 03/12/28 ^ ~	46,346,400	1,278,948
3.625% due 06/16/23	190,823,000	5,832,217
3.650% due 12/17/21	64,670,000	2,003,335
3.875% due 06/13/19	312,330,000	9,948,868

		21,942,906

Turkey - 4.3%

Turkey Government
3.000% due 02/23/22 ^	TRY 14,294,028	7,310,289
3.250% due 03/23/23	$200,000	185,150
4.000% due 04/01/20 ^	TRY 6,770,401	3,588,767
4.875% due 04/16/43	$705,000	666,225
5.625% due 03/30/21	592,000	648,240
5.750% due 03/22/24	730,000	801,175
6.000% due 01/14/41	665,000	713,213

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
6.250% due 09/26/22	$830,000	$937,319
6.750% due 04/03/18	3,096,000	3,503,124
6.750% due 05/30/40	970,000	1,135,434
6.875% due 03/17/36	2,316,000	2,735,775
7.000% due 09/26/16	1,224,000	1,353,989
7.000% due 03/11/19	863,000	996,549
7.000% due 06/05/20	211,000	246,279
7.100% due 03/08/23	TRY 13,211,800	5,668,614
7.250% due 03/05/38	$629,000	778,388
7.375% due 02/05/25	2,080,000	2,532,400
7.500% due 07/14/17	1,077,000	1,229,475
7.500% due 11/07/19	245,000	291,060
8.000% due 02/14/34	987,000	1,300,471
8.300% due 06/20/18	TRY 8,659,600	4,115,006
8.500% due 09/14/22	8,376,000	3,925,879
8.800% due 09/27/23	9,318,900	4,427,203
9.500% due 01/12/22	5,956,600	2,940,203
10.400% due 03/27/19	7,890,200	4,022,192
10.400% due 03/20/24	2,590,000	1,360,343

		57,412,762

Ukraine - 1.0%

Ukraine Government
6.250% due 06/17/16 ~	$680,000	660,586
7.500% due 04/17/23 ~	2,527,000	2,391,174
7.750% due 09/23/20 ~	1,112,000	1,067,798
7.800% due 11/28/22 ~	3,003,000	2,856,604
7.950% due 02/23/21 ~	1,890,000	1,816,762
9.250% due 07/24/17 ~	4,030,000	4,105,562

		12,898,486

United Arab Emirates - 0.2%

Emirate of Dubai Government
5.250% due 01/30/43 ~	1,857,000	1,736,666
7.750% due 10/05/20 ~	447,000	562,550

		2,299,216

Uruguay - 1.0%

Uruguay Government
3.700% due 06/26/37 ^	UYU 28,335,278	1,273,416
4.125% due 11/20/45	$1,753,602	1,534,402
4.250% due 04/05/27 ^	UYU 33,112,432	1,576,638
4.375% due 12/15/28 ^	36,221,699	1,765,195
4.500% due 08/14/24	$1,666,120	1,771,919
5.000% due 09/14/18 ^	UYU 26,203,041	1,243,185
7.625% due 03/21/36	$1,013,000	1,365,017
7.875% due 01/15/33	2,007,000	2,739,555

		13,269,327

Venezuela - 1.8%

Venezuela Government
5.750% due 02/26/16 ~	711,000	675,450
6.000% due 12/09/20 ~	920,000	706,100
7.650% due 04/21/25	415,000	321,625
7.750% due 10/13/19 ~	1,349,000	1,166,885
8.250% due 10/13/24 ~	1,072,000	860,280
8.500% due 10/08/14	2,969,000	2,983,845
9.000% due 05/07/23 ~	1,130,000	966,150
9.250% due 09/15/27	1,563,000	1,344,180
9.250% due 05/07/28 ~	1,363,000	1,144,920
11.750% due 10/21/26 ~	6,436,200	6,333,221
11.950% due 08/05/31 ~	5,641,000	5,528,180
12.750% due 08/23/22 ~	1,469,000	1,505,725

		23,536,561

	Principal Amount	Value
Vietnam - 0.3%

Vietnam Government
6.750% due 01/29/20 ~	$2,350,000	$2,679,000
6.875% due 01/15/16 ~	1,350,000	1,451,250

		4,130,250

Total Foreign Government Bonds & Notes (Cost $710,256,230)		724,065,871

SHORT-TERM INVESTMENTS - 8.0%

Foreign Government Issues - 0.4%

Indonesia Treasury Bills 5.950% due 10/09/14	IDR 3,895,000,000	323,134
Nigeria OMO Bills 14.638% due 08/14/14	NGN 126,500,000	764,895
Nigeria Treasury Bills
10.828% due 10/09/14	157,200,000	931,016
12.507% due 07/24/14	283,200,000	1,727,320
20.139% due 08/21/14	144,500,000	871,427
21.236% due 08/07/14	154,200,000	936,229

		5,554,021

Repurchase Agreement - 7.6%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $102,785,554; collateralized by U.S. Treasury Notes: 3.875% due 05/15/18 and value $104,842,400)	$102,785,554	102,785,554

Total Short-Term Investments (Cost $108,373,154)		108,339,575

TOTAL INVESTMENTS - 95.4% (Cost $1,259,600,924)		1,283,373,925

OTHER ASSETS & LIABILITIES, NET - 4.6%		61,737,476

NET ASSETS - 100.0%		$1,345,111,401

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	53.9%
Corporate Bonds & Notes	32.4%
Short-Term Investments	8.0%
Others (each less than 3.0%)	1.1%

95.4%
Other Assets & Liabilities, Net	4.6%

100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	17,593,880	USD	7,720,000	07/14	CSF	$242,833
BRL	22,944,503	USD	10,417,481	07/14	DUB	(33,004)
BRL	28,394,043	USD	12,891,734	07/14	HSB	(40,842)
BRL	8,684,474	USD	3,881,503	07/14	JPM	49,013
BRL	16,157,532	USD	7,050,000	07/14	MER	262,755
BRL	8,902,660	USD	3,880,000	07/14	UBS	149,265
BRL	19,155,263	USD	8,575,192	08/14	HSB	13,264
CLP	839,370,000	USD	1,470,000	07/14	BRC	43,214
CLP	1,783,375,302	USD	3,135,881	07/14	SCB	79,184
CLP	221,800,000	USD	400,000	08/14	UBS	(1,353)
CNY	4,690,340	USD	760,000	08/14	CIT	536
CNY	195,471,370	USD	31,621,996	08/14	HSB	73,579
CNY	5,436,640	USD	880,000	08/14	JPM	1,548
COP	2,442,517,786	USD	1,250,073	07/14	CSF	49,469
COP	2,806,156,500	USD	1,470,000	07/14	DUB	23,017
COP	13,083,456,000	USD	6,780,103	07/14	GSC	180,954
COP	17,532,126,000	USD	8,990,000	07/14	HSB	337,975
COP	3,046,817,214	USD	1,561,589	07/14	MSC	59,471
COP	5,937,007,310	USD	3,149,606	07/14	SCB	9,181
COP	3,334,643,323	USD	1,770,394	08/14	SCB	(72)
CZK	131,604,661	USD	6,611,771	07/14	BRC	(43,542)
CZK	83,771,342	USD	4,167,285	08/14	DUB	14,741
CZK	17,321,527	USD	860,000	08/14	MER	4,724
EUR	1,207,766	USD	1,645,299	07/14	GSC	8,577
GBP	1,593,276	USD	2,679,910	07/14	MER	46,546
HUF	111,355,000	USD	500,000	07/14	HSB	(8,225)
HUF	592,161,961	USD	2,705,505	07/14	ING	(90,349)
HUF	981,514,203	USD	4,382,445	07/14	MER	(47,798)
HUF	342,958,833	USD	1,530,000	08/14	DUB	(17,001)
HUF	755,995,280	USD	3,390,874	08/14	UBS	(55,721)
HUF	1,029,895,177	USD	4,544,290	09/14	JPM	(5,706)
IDR	3,719,007,983	USD	308,375	07/14	DUB	4,321
IDR	37,409,960,000	USD	3,140,000	07/14	HSB	5,456
ILS	12,683,684	USD	3,638,177	07/14	MER	57,175
ILS	4,494,760	USD	1,288,864	07/14	UBS	20,671
INR	814,876,455	USD	13,712,688	07/14	BRC	(209,534)
INR	115,375,400	USD	1,930,000	07/14	DUB	(18,137)
INR	812,806,000	USD	13,676,695	07/14	GSC	(207,851)
INR	34,979,800	USD	580,000	07/14	HSB	(357)
INR	459,696,079	USD	7,499,580	08/14	DUB	85,322
INR	167,630,294	USD	2,744,438	09/14	BRC	5,919
INR	223,124,000	USD	3,643,138	09/14	MER	17,720
KRW	9,720,400,000	USD	9,500,000	07/14	BNP	97,867
KRW	17,366,498,500	USD	16,908,284	07/14	BRC	239,297
KRW	1,111,212,000	USD	1,080,000	07/14	DUB	17,204
KRW	9,774,450,000	USD	9,630,000	08/14	UBS	9,727
MXN	63,832,709	USD	4,926,694	07/14	BRC	(16,434)
MXN	87,218,352	USD	6,609,454	07/14	BRC	99,721
MXN	308,504,706	USD	23,480,000	07/14	CIT	251,380
MXN	7,645,957	USD	592,572	07/14	DUB	(4,415)
MXN	128,306,255	USD	9,750,183	07/14	DUB	119,632
MXN	66,739,761	USD	5,130,000	07/14	HSB	3,882
MXN	19,693,485	USD	1,515,000	07/14	JPM	(101)
MXN	227,417,071	USD	17,282,246	07/14	UBS	211,559
MXN	35,440,517	USD	2,724,622	08/14	BRC	(3,645)
MXN	80,254,924	USD	6,152,478	08/14	GSC	9,165
MYR	328,600	USD	101,768	07/14	ANZ	525
MYR	6,571,095	USD	2,017,468	07/14	BRC	28,125
MYR	8,217,377	USD	2,543,686	07/14	CIT	14,397
MYR	1,793,000	USD	550,000	07/14	DUB	8,164
MYR	325,400	USD	100,759	07/14	JPM	539
MYR	5,600,000	USD	1,726,211	07/14	UBS	17,079
MYR	36,951,235	USD	11,398,055	08/14	BRC	88,246
MYR	4,552,608	USD	1,410,000	08/14	DUB	5,179
MYR	25,400,000	USD	7,811,779	09/14	DUB	68,800
PEN	2,094,940	USD	740,000	07/14	DUB	6,251
PEN	1,624,696	USD	580,000	07/14	MER	(1,258)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PEN	1,540,666	USD	526,094	11/14	DUB	$17,166
PEN	3,570,462	USD	1,221,088	11/14	MER	37,906
PEN	1,327,188	USD	452,502	11/14	MSC	15,483
PHP	405,906,413	USD	9,255,858	07/14	BRC	48,621
PHP	23,439,333	USD	533,342	07/14	HSB	3,951
PHP	332,891,000	USD	7,570,000	07/14	MER	59,301
PLN	6,408,583	USD	2,102,404	07/14	BRC	3,872
PLN	32,247,096	USD	10,519,517	07/14	DUB	78,974
PLN	30,103,061	USD	9,818,995	08/14	BRC	57,158
RON	1,062,765	USD	330,000	07/14	BRC	1,432
RON	9,495,121	USD	2,932,131	07/14	UBS	29,003
RON	18,714,891	USD	5,766,531	08/14	DUB	63,180
RUB	102,671,585	USD	2,890,000	07/14	BRC	112,983
RUB	150,258,240	USD	4,216,000	07/14	CSF	178,818
RUB	45,731,700	USD	1,260,000	07/14	DUB	77,581
RUB	222,903,306	USD	6,325,697	07/14	HSB	193,876
RUB	737,036,625	USD	20,150,000	07/14	MER	1,407,168
RUB	190,430,289	USD	5,522,280	09/14	BRC	(30,925)
SGD	699,098	USD	560,000	07/14	CIT	673
SGD	35,581,833	USD	28,377,383	07/14	UBS	159,054
THB	66,127,223	USD	2,035,937	07/14	BRC	(1,065)
THB	18,832,600	USD	580,000	07/14	DUB	(482)
THB	40,200,000	USD	1,241,891	07/14	GSC	(4,853)
THB	39,500,000	USD	1,220,831	07/14	HSB	(5,335)
THB	53,500,000	USD	1,646,154	07/14	MER	152
THB	16,449,617	USD	505,636	08/14	DUB	(111)
THB	52,528,895	USD	1,600,027	08/14	DUB	14,276
THB	183,029,617	USD	5,585,280	08/14	JPM	39,536
THB	174,975,000	USD	5,361,575	08/14	UBS	15,708
THB	180,060,330	USD	5,524,170	09/14	BRC	1,500
THB	137,559,000	USD	4,224,136	09/14	UBS	(2,742)
TRY	34,714,377	USD	16,384,753	07/14	CIT	(101,498)
TRY	7,004,233	USD	3,266,696	07/14	DUB	18,736
TRY	1,394,051	USD	634,777	07/14	GSC	19,121
TRY	5,071,341	USD	2,390,000	07/14	HSB	(11,218)
TRY	5,384,051	USD	2,503,250	07/14	MER	22,213
TRY	1,394,051	USD	645,573	08/14	MER	4,561
TRY	1,394,051	USD	646,246	08/14	MSC	3,888
TWD	342,372,000	USD	11,406,697	07/14	CIT	66,057
TWD	337,796,448	USD	11,251,443	07/14	UBS	67,986
USD	7,988,141	BRL	17,593,880	07/14	CSF	25,308
USD	10,028,192	BRL	22,944,503	07/14	DUB	(356,285)
USD	12,731,154	BRL	28,394,043	07/14	HSB	(119,737)
USD	3,943,007	BRL	8,684,474	07/14	JPM	12,492
USD	7,335,996	BRL	16,157,532	07/14	MER	23,241
USD	4,042,070	BRL	8,902,660	07/14	UBS	12,806
USD	2,455,000	BRL	5,453,783	08/14	UBS	9,741
USD	3,548,885	COP	6,854,926,924	07/14	BRC	(98,282)
USD	512,981	COP	983,108,641	07/14	CIT	(10,082)
USD	164,545	COP	315,103,200	07/14	CSF	(3,106)
USD	7,786,254	COP	14,998,170,134	07/14	DUB	(193,529)
USD	720,000	COP	1,360,800,000	07/14	SCB	(4,014)
USD	1,432,063	COP	2,783,501,518	07/14	UBS	(48,900)
USD	6,670,200	EUR	4,793,336	07/14	CIT	106,363
USD	15,804,330	EUR	11,397,030	07/14	DUB	197,610
USD	7,428,459	GBP	4,428,204	07/14	BRC	(149,201)
USD	2,519,433	GBP	1,488,593	07/14	CSF	(27,886)
USD	189,192	HUF	41,452,496	07/14	BRC	6,126
USD	650,000	HUF	147,457,798	08/14	UBS	(525)
USD	7,766,223	HUF	1,752,608,194	09/14	BRC	42,758
USD	350,000	KRW	356,842,500	07/14	CIT	(2,344)
USD	3,553,642	MXN	46,042,765	07/14	BRC	11,854
USD	8,765,576	MXN	114,943,001	07/14	CIT	(76,286)
USD	473,825	MXN	6,157,598	07/14	CIT	159
USD	695,656	MXN	9,097,790	07/14	DUB	(4,181)
USD	2,719,809	MXN	35,342,555	07/14	DUB	1,122
USD	375,962	MXN	4,932,618	07/14	HSB	(3,474)
USD	1,315,212	MXN	17,074,738	07/14	MER	1,757
USD	317,188	MYR	1,024,264	07/14	ANZ	(1,667)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	520,000	MYR	1,672,944	07/14	DUB	($790)
USD	2,584,092	MYR	8,343,775	07/14	HSB	(13,339)
USD	346,044	PEN	978,564	07/14	DUB	(2,536)
USD	701,875	PLN	2,144,834	07/14	BRC	(3,057)
USD	310,000	PLN	949,850	07/14	DUB	(2,182)
USD	2,540,628	PLN	7,781,713	09/14	UBS	(7,662)
USD	1,417,753	RON	4,561,675	07/14	BRC	(4,844)
USD	596,223	RON	1,918,534	07/14	HSB	(2,088)
USD	579,054	RON	1,866,113	07/14	ING	(2,910)
USD	796,797	RUB	28,860,000	07/14	BRC	(47,312)
USD	1,410,000	RUB	47,978,775	07/14	BRC	6,696
USD	14,310,000	RUB	500,148,810	07/14	CSF	(318,570)
USD	2,860,000	RUB	100,893,650	07/14	DUB	(90,981)
USD	2,930,000	RUB	101,106,975	08/14	CSF	(11,728)
USD	16,144,949	RUB	556,742,405	09/14	BRC	90,413
USD	340,000	SGD	424,728	07/14	JPM	(630)
USD	1,000,000	THB	32,500,000	07/14	JPM	(92)
USD	8,435,785	TRY	18,103,921	07/14	CIT	(56,107)
USD	3,576,267	TRY	7,668,626	07/14	DUB	(20,807)
USD	388,486	TRY	831,788	07/14	HSB	(1,675)
USD	400,000	TRY	862,004	07/14	MER	(4,335)
USD	1,974,603	TRY	4,754,439	08/14	DUB	(242,694)
USD	4,173,293	ZAR	45,160,409	07/14	BRC	(53,442)
USD	320,000	ZAR	3,404,468	07/14	BRC	1,416
USD	12,259,164	ZAR	129,947,453	07/14	CIT	96,886
USD	4,252,746	ZAR	45,969,112	07/14	MER	(49,679)
USD	1,324,302	ZAR	13,895,004	07/14	UBS	23,815
ZAR	119,511,884	USD	11,210,000	07/14	CIT	(26,276)
ZAR	17,754,885	USD	1,640,000	07/14	CIT	21,748
ZAR	7,286,639	USD	696,688	07/14	MER	(14,703)
ZAR	59,704,667	USD	5,510,000	07/14	UBS	77,611

Total Forward Foreign Currency Contracts						$3,691,513

(d)	Swap agreements outstanding as of June 30, 2014 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	BRC	Pay	6.580%	11/07/16	ZAR 56,400,000	($33,947)	$-	($33,947)
Brazil CETIP Interbank	HSB	Pay	12.125%	01/02/17	BRL 22,836,239	123,859	-	123,859
Brazil CETIP Interbank	HSB	Pay	12.285%	01/02/17	4,681,566	31,989	-	31,989
Brazil CETIP Interbank	HSB	Pay	12.303%	01/02/17	24,641,541	183,786	-	183,786
Brazil CETIP Interbank	HSB	Pay	12.490%	01/02/17	12,054,218	106,839	-	106,839
3-Month ZAR JIBAR	HSB	Pay	6.695%	01/14/17	ZAR 28,352,000	(12,946)	-	(12,946)
3-Month ZAR JIBAR	MSC	Pay	6.760%	01/17/17	28,600,000	(9,153)	-	(9,153)
3-Month ZAR JIBAR	BRC	Pay	7.115%	04/10/17	11,600,000	4,857	-	4,857
3-Month ZAR JIBAR	MSC	Pay	7.190%	05/02/17	35,000,000	17,272	-	17,272

						$412,556	$-	$412,556

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 103,000,000,000	$8,740,447	$9,052,399	($311,952)
Indonesia Treasury 7.875% due 04/15/19	SCB	04/15/19	9,500,000,000	806,157	814,838	(8,680)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	27,500,000,000	2,910,205	3,479,592	(569,387)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	46,633,000,000	4,001,469	3,894,412	107,057
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	796,855	966,375	(169,520)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	10,000,000,000	836,498	1,008,746	(172,248)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,343,693	1,618,076	(274,383)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	608,075	617,751	(9,676)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,124,253	1,372,401	(248,148)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	925,096	1,147,409	(222,313)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	353,882	372,001	(18,120)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	70,060,000,000	5,685,156	5,842,636	(157,480)

				$28,131,786	$30,186,636	($2,054,850)

Total Swap Agreements				$28,544,342	$30,186,636	($1,642,294)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$436,189,024	$-	$436,189,024	$-
	Senior Loan Notes	14,779,455	-	14,779,455	-
	Foreign Government Bonds & Notes	724,065,871	-	724,065,871	-
	Short-Term Investments	108,339,575	-	108,339,575	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,733,025	-	6,733,025	-
	Interest Rate Contracts
	Swaps	28,600,388	-	28,600,388	-

	Total Assets - Derivatives	35,333,413	-	35,333,413	-

	Total Assets	1,318,707,338	-	1,318,707,338	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,041,512)	-	(3,041,512)	-
	Interest Rate Contracts
	Swaps	(56,046)	-	(56,046)	-

	Total Liabilities - Derivatives	(3,097,558)	-	(3,097,558)	-

	Total Liabilities	(3,097,558)	-	(3,097,558)	-

	Total	$1,315,609,780	$-	$1,315,609,780	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,651,111	$365,623,825

TOTAL INVESTMENTS - 100.0% (Cost $244,584,641)		365,623,825

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(113,378)

NET ASSETS - 100.0%		$365,510,447

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	9,401,179	$484,818,784

TOTAL INVESTMENTS - 100.0% (Cost $331,268,400)		484,818,784

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(158,850)

NET ASSETS - 100.0%		$484,659,934

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$365,623,825	$365,623,825	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$484,818,784	$484,818,784	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 in Notes to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 14.5%

Carnival Corp (Panama)	686,057	$25,830,046
Comcast Corp ‘A’	414,157	22,231,948
General Motors Co	876,905	31,831,651
Johnson Controls Inc	393,555	19,650,201
Kohl’s Corp	307,970	16,223,860
Newell Rubbermaid Inc	297,962	9,233,842
Target Corp	199,039	11,534,310
Time Inc *	19,399	469,844
Time Warner Cable Inc	140,033	20,626,861
Time Warner Inc	155,199	10,902,730
Twenty-First Century Fox Inc ‘B’	605,684	20,732,563
Viacom Inc ‘B’	395,737	34,322,270

		223,590,126

Consumer Staples - 4.6%

ConAgra Foods Inc	742,413	22,034,818
CVS Caremark Corp	314,467	23,701,378
Mondelez International Inc ‘A’	317,149	11,927,974
Unilever NV ‘NY’ (Netherlands)	293,801	12,856,731

		70,520,901

Energy - 17.6%

BP PLC ADR (United Kingdom)	614,043	32,390,768
Chevron Corp	157,372	20,544,915
Halliburton Co	402,167	28,557,879
Murphy Oil Corp	326,206	21,686,175
Noble Corp PLC (United Kingdom)	166,433	5,585,491
Occidental Petroleum Corp	179,510	18,423,111
QEP Resources Inc	556,794	19,209,393
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	431,502	35,542,820
Suncor Energy Inc (NYSE) (Canada)	865,720	36,905,643
Weatherford International PLC * (Ireland)	2,246,958	51,680,034

		270,526,229

Financials - 24.1%

Aflac Inc	153,680	9,566,580
Bank of America Corp	1,620,954	24,914,063
Citigroup Inc	1,277,812	60,184,945
Fifth Third Bancorp	815,472	17,410,327
JPMorgan Chase & Co	842,615	48,551,476
MetLife Inc	386,159	21,454,994
Morgan Stanley	736,347	23,806,099
State Street Corp	261,935	17,617,748
The Allstate Corp	500,747	29,403,864
The Bank of New York Mellon Corp	879,676	32,970,257
The Goldman Sachs Group Inc	89,267	14,946,867
The PNC Financial Services Group Inc	256,427	22,834,824
The Travelers Cos Inc	57,629	5,421,160
US Bancorp	145,421	6,299,638
Wells Fargo & Co	660,672	34,724,920

		370,107,762

Health Care - 13.9%

Bristol-Myers Squibb Co	349,312	16,945,125
Cardinal Health Inc	103,523	7,097,537
Express Scripts Holding Co *	153,914	10,670,858
GlaxoSmithKline PLC ADR (United Kingdom)	140,807	7,530,358
Merck & Co Inc	602,165	34,835,245
Novartis AG (Switzerland)	280,688	25,425,327
Pfizer Inc	786,102	23,331,508
Roche Holding AG ADR (Switzerland)	397,284	14,818,693
Sanofi ADR (France)	442,207	23,512,146

	Shares	Value
UnitedHealth Group Inc	387,496	$31,677,798
WellPoint Inc	162,782	17,516,971

		213,361,566

Industrials - 6.6%

Emerson Electric Co	261,421	17,347,897
General Electric Co	1,262,620	33,181,654
Honeywell International Inc	126,467	11,755,108
Ingersoll-Rand PLC (Ireland)	336,931	21,061,557
Textron Inc	469,111	17,962,260

		101,308,476

Information Technology - 11.5%

Autodesk Inc *	164,859	9,294,750
Cisco Systems Inc	1,129,147	28,059,303
Citrix Systems Inc *	242,713	15,181,698
Corning Inc	692,569	15,201,890
eBay Inc *	436,735	21,862,954
Hewlett-Packard Co	801,569	26,996,844
Intel Corp	531,843	16,433,949
Microsoft Corp	645,303	26,909,135
Symantec Corp	317,540	7,271,666
Yahoo! Inc *	249,828	8,776,458

		175,988,647

Materials - 2.2%

Alcoa Inc	1,167,175	17,379,236
International Paper Co	319,143	16,107,147

		33,486,383

Telecommunication Services - 1.8%

AT&T Inc	157,789	5,579,419
Verizon Communications Inc	321,520	15,731,974
Vivendi SA * (France)	231,930	5,672,099

		26,983,492

Utilities - 2.5%

FirstEnergy Corp	218,497	7,586,216
PG&E Corp	237,414	11,400,620
PPL Corp	537,375	19,092,934

		38,079,770

Total Common Stocks (Cost $1,028,751,710)		1,523,953,352

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $17,526,648; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $17,879,656)	$17,526,648	17,526,648

Total Short-Term Investment (Cost $17,526,648)		17,526,648

TOTAL INVESTMENTS - 100.4% (Cost $1,046,278,358)		1,541,480,000

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(5,445,286)

NET ASSETS - 100.0%		$1,536,034,714

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.1%
Energy	17.6%
Consumer Discretionary	14.5%
Health Care	13.9%
Information Technology	11.5%
Industrials	6.6%
Consumer Staples	4.6%
Others (each less than 3.0%)	7.6%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	7,921,192	CAD	8,610,613	07/14	BRC	($145,227)
USD	7,948,463	CAD	8,641,887	07/14	CIB	(147,254)
USD	7,923,633	CAD	8,610,612	07/14	DUB	(142,785)
USD	7,916,349	CAD	8,610,613	07/14	GSC	(150,070)
USD	8,509,771	CHF	7,659,704	07/14	BRC	(128,828)
USD	8,512,485	CHF	7,659,704	07/14	CIB	(126,114)
USD	8,514,472	CHF	7,659,704	07/14	DUB	(124,127)
USD	8,512,657	CHF	7,660,625	07/14	GSC	(126,981)
USD	13,151,811	EUR	9,712,836	07/14	BRC	(148,779)
USD	13,157,688	EUR	9,712,836	07/14	CIB	(142,902)
USD	13,165,021	EUR	9,720,761	07/14	DUB	(146,421)
USD	13,153,705	EUR	9,712,836	07/14	GSC	(146,885)
USD	13,151,306	EUR	9,712,836	07/14	RBC	(149,283)
USD	8,364,113	GBP	4,933,084	07/14	BRC	(77,313)
USD	8,369,399	GBP	4,932,955	07/14	CIB	(71,806)
USD	8,367,921	GBP	4,932,956	07/14	DUB	(73,286)
USD	8,363,381	GBP	4,932,955	07/14	GSC	(77,824)

Total Forward Foreign Currency Contracts						($2,125,885)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$223,590,126	$223,590,126	$-	$-
	Consumer Staples	70,520,901	70,520,901	-	-
	Energy	270,526,229	270,526,229	-	-
	Financials	370,107,762	370,107,762	-	-
	Health Care	213,361,566	187,936,239	25,425,327	-
	Industrials	101,308,476	101,308,476	-	-
	Information Technology	175,988,647	175,988,647	-	-
	Materials	33,486,383	33,486,383	-	-
	Telecommunication Services	26,983,492	21,311,393	5,672,099	-
	Utilities	38,079,770	38,079,770	-	-

		1,523,953,352	1,492,855,926	31,097,426	-
	Short-Term Investment	17,526,648	-	17,526,648	-

	Total Assets	1,541,480,000	1,492,855,926	48,624,074	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,125,885)	-	(2,125,885)	-

	Total Liabilities	(2,125,885)	-	(2,125,885)	-

	Total	$1,539,354,115	$1,492,855,926	$46,498,189	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 11.5%

Carnival Corp (Panama)	158,500	$5,967,525
Family Dollar Stores Inc	15,000	992,100
Johnson Controls Inc	156,700	7,824,031
Kohl’s Corp	89,300	4,704,324
L Brands Inc	87,600	5,138,616
Marriott International Inc ‘A’	62,100	3,980,610
Mattel Inc	135,700	5,288,229
McDonald’s Corp	40,700	4,100,118
MGM Resorts International *	96,800	2,555,520
NIKE Inc ‘B’	55,500	4,304,025
Omnicom Group Inc	104,400	7,435,368
Ross Stores Inc	136,700	9,039,971
The Home Depot Inc	117,500	9,512,800
The Walt Disney Co	113,300	9,714,342
Time Warner Cable Inc	66,200	9,751,260
Time Warner Inc	167,700	11,780,925
Wynn Resorts Ltd	11,600	2,407,696

		104,497,460

Consumer Staples - 8.9%

Colgate-Palmolive Co	55,400	3,777,172
Costco Wholesale Corp	31,600	3,639,056
General Mills Inc	127,700	6,709,358
Kellogg Co	28,900	1,898,730
McCormick & Co Inc	46,000	3,293,140
Mondelez International Inc ‘A’	142,100	5,344,381
Nestle SA (Switzerland)	86,205	6,679,418
PepsiCo Inc	188,800	16,867,392
Pernod Ricard SA (France)	37,316	4,481,320
Philip Morris International Inc	116,700	9,838,977
The Coca-Cola Co	68,300	2,893,188
The Procter & Gamble Co	29,100	2,286,969
Wal-Mart Stores Inc	76,200	5,720,334
Walgreen Co	90,900	6,738,417

		80,167,852

Energy - 7.7%

Apache Corp	56,400	5,674,968
Chevron Corp	78,800	10,287,340
EQT Corp	77,800	8,316,820
Exxon Mobil Corp	112,700	11,346,636
Occidental Petroleum Corp	85,200	8,744,076
Phillips 66	48,800	3,924,984
Schlumberger Ltd (Netherlands)	101,200	11,936,540
Spectra Energy Corp	231,200	9,821,376

		70,052,740

Financials - 18.8%

American Express Co	126,200	11,972,594
American Tower Corp REIT	58,500	5,263,830
Aon PLC (United Kingdom)	119,600	10,774,764
Crown Castle International Corp REIT	182,100	13,522,746
General Growth Properties Inc REIT	264,900	6,241,044
JPMorgan Chase & Co	241,200	13,897,944
LPL Financial Holdings Inc	75,900	3,775,266
McGraw Hill Financial Inc	49,900	4,143,197
Morgan Stanley	187,400	6,058,642
Northern Trust Corp	83,300	5,348,693
State Street Corp	182,900	12,301,854
TD Ameritrade Holding Corp	240,290	7,533,092
The Allstate Corp	125,900	7,392,848
The Chubb Corp	98,200	9,051,094
The PNC Financial Services Group Inc	111,000	9,884,550
US Bancorp	328,400	14,226,288
Waddell & Reed Financial Inc ‘A’	90,200	5,645,618

	Shares	Value
Wells Fargo & Co	315,700	$16,593,192
Weyerhaeuser Co REIT	186,400	6,167,976

		169,795,232

Health Care - 16.2%

Agilent Technologies Inc	155,200	8,914,688
AmerisourceBergen Corp	68,100	4,948,146
Becton Dickinson & Co	71,700	8,482,110
Cigna Corp	37,500	3,448,875
Covidien PLC (Ireland)	106,700	9,622,206
DENTSPLY International Inc	206,700	9,787,245
Johnson & Johnson	101,000	10,566,620
McKesson Corp	87,000	16,200,270
Medtronic Inc	46,100	2,939,336
Merck & Co Inc	236,200	13,664,170
Pfizer Inc	588,000	17,451,840
Stryker Corp	89,500	7,546,640
Thermo Fisher Scientific Inc	119,300	14,077,400
UnitedHealth Group Inc	176,700	14,445,225
Zoetis Inc	155,200	5,008,304

		147,103,075

Industrials - 13.9%

CH Robinson Worldwide Inc	46,900	2,991,751
Danaher Corp	209,800	16,517,554
Eaton Corp PLC (Ireland)	81,099	6,259,221
Equifax Inc	79,500	5,766,930
Fastenal Co	64,600	3,197,054
Flowserve Corp	58,900	4,379,215
Fluor Corp	32,700	2,514,630
Illinois Tool Works Inc	83,200	7,284,992
Iron Mountain Inc	76,611	2,715,860
Norfolk Southern Corp	53,000	5,460,590
Pall Corp	107,200	9,153,808
Robert Half International Inc	15,000	716,100
Rockwell Collins Inc	41,400	3,234,996
Roper Industries Inc	86,700	12,659,067
Stanley Black & Decker Inc	31,100	2,731,202
Tyco International Ltd (Switzerland)	263,400	12,011,040
United Parcel Service Inc ‘B’	81,000	8,315,460
United Technologies Corp	138,800	16,024,460
WW Grainger Inc	15,500	3,941,185

		125,875,115

Information Technology - 11.7%

Accenture PLC ‘A’ (Ireland)	144,600	11,689,464
Analog Devices Inc	46,000	2,487,220
Apple Inc	115,500	10,733,415
Applied Materials Inc	295,600	6,665,780
Automatic Data Processing Inc	147,200	11,670,016
Cisco Systems Inc	189,800	4,716,530
Fidelity National Information Services Inc	91,700	5,019,658
Microchip Technology Inc	73,600	3,592,416
Microsoft Corp	215,100	8,969,670
QUALCOMM Inc	49,800	3,944,160
Texas Instruments Inc	271,200	12,960,648
Visa Inc ‘A’	77,600	16,351,096
Western Digital Corp	23,000	2,122,900
Xilinx Inc	98,100	4,641,111

		105,564,084

Materials - 5.3%

Airgas Inc	37,200	4,051,452
Ecolab Inc	87,300	9,719,982
Nucor Corp	51,800	2,551,150
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	89,900	3,412,604
Praxair Inc	74,100	9,843,444
RPM International Inc	40,200	1,856,436

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Sigma-Aldrich Corp	75,000	$7,611,000
The Sherwin-Williams Co	45,100	9,331,641

		48,377,709

Telecommunication Services - 0.7%

AT&T Inc	179,700	6,354,192

Utilities - 1.3%

Entergy Corp	71,000	5,828,390
Sempra Energy	53,800	5,633,398

		11,461,788

Total Common Stocks (Cost $585,828,255)		869,249,247

	Principal Amount

SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $36,253,076; collateralized by U.S. Treasury Notes: 1.000% - 3.875% due 05/15/18 - 05/31/18 and value $36,978,950)	$36,253,076	36,253,076

Total Short-Term Investment (Cost $36,253,076)		36,253,076

TOTAL INVESTMENTS - 100.0% (Cost $622,081,331)		905,502,323

OTHER ASSETS & LIABILITIES, NET - 0.0%		121,685

NET ASSETS - 100.0%		$905,624,008

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	18.8%
Health Care	16.2%
Industrials	13.9%
Information Technology	11.7%
Consumer Discretionary	11.5%
Consumer Staples	8.9%
Energy	7.7%
Materials	5.3%
Short-Term Investment	4.0%
Others (each less than 3.0%)	2.0%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$104,497,460	$104,497,460	$-	$-
	Consumer Staples	80,167,852	69,007,114	11,160,738	-
	Energy	70,052,740	70,052,740	-	-
	Financials	169,795,232	169,795,232	-	-
	Health Care	147,103,075	147,103,075	-	-
	Industrials	125,875,115	125,875,115	-	-
	Information Technology	105,564,084	105,564,084	-	-
	Materials	48,377,709	48,377,709	-	-
	Telecommunication Services	6,354,192	6,354,192	-	-
	Utilities	11,461,788	11,461,788	-	-

		869,249,247	858,088,509	11,160,738	-
	Short-Term Investment	36,253,076	-	36,253,076	-

	Total	$905,502,323	$858,088,509	$47,413,814	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 11.7%

Amazon.com Inc *	26,333	$8,552,432
Comcast Corp ‘A’	183,674	9,859,620
McDonald’s Corp	69,830	7,034,674
The Home Depot Inc	96,655	7,825,189
The Walt Disney Co	113,789	9,756,269
Other securities		102,674,778

		145,702,962

Consumer Staples - 9.4%

Altria Group Inc	140,340	5,885,860
CVS Caremark Corp	82,605	6,225,939
PepsiCo Inc	107,132	9,571,173
Philip Morris International Inc	111,123	9,368,780
The Coca-Cola Co	267,044	11,311,984
The Procter & Gamble Co	191,175	15,024,443
Wal-Mart Stores Inc	113,872	8,548,371
Other securities		51,036,356

		116,972,906

Energy - 10.7%

Chevron Corp	134,492	17,557,931
ConocoPhillips	86,736	7,435,877
Exxon Mobil Corp	303,398	30,546,111
Occidental Petroleum Corp	55,503	5,696,273
Schlumberger Ltd (Netherlands)	91,999	10,851,282
Other securities		61,411,269

		133,498,743

Financials - 15.9%

American Express Co	64,321	6,102,133
American International Group Inc	102,204	5,578,294
Bank of America Corp	742,925	11,418,757
Berkshire Hathaway Inc ‘B’ *	127,205	16,099,065
Citigroup Inc	214,617	10,108,461
JPMorgan Chase & Co	267,388	15,406,897
Wells Fargo & Co	338,626	17,798,183
Other securities		115,674,811

		198,186,601

Health Care - 13.2%

AbbVie Inc	112,336	6,340,244
Amgen Inc	53,482	6,330,664
Bristol-Myers Squibb Co	117,076	5,679,357
Gilead Sciences Inc *	108,494	8,995,238
Johnson & Johnson	199,875	20,910,922
Merck & Co Inc	206,465	11,944,000
Pfizer Inc	450,653	13,375,381
UnitedHealth Group Inc	69,226	5,659,225
Other securities		84,649,462

		163,884,493

Industrials - 10.4%

3M Co	43,914	6,290,241
General Electric Co	708,459	18,618,302
The Boeing Co	47,398	6,030,448
Union Pacific Corp	64,008	6,384,798
United Technologies Corp	59,584	6,878,973
Other securities		84,965,892

		129,168,654

Information Technology - 18.6%

Apple Inc	425,997	39,587,901
Cisco Systems Inc	361,916	8,993,613
Facebook Inc ‘A’ *	121,477	8,174,187
Google Inc ‘A’ *	20,015	11,702,170
Google Inc ‘C’ *	20,015	11,514,229

	Shares	Value
Intel Corp	351,692	$10,867,283
International Business Machines Corp	67,220	12,184,969
Microsoft Corp	531,075	22,145,828
Oracle Corp	242,564	9,831,119
QUALCOMM Inc	119,247	9,444,362
Visa Inc ‘A’	35,516	7,483,576
Other securities		79,576,573

		231,505,810

Materials - 3.5%

Other securities		43,103,468

Telecommunication Services - 2.4%

AT&T Inc	366,670	12,965,451
Verizon Communications Inc	292,570	14,315,450
Other securities		2,305,300

		29,586,201

Utilities - 3.1%

Other securities		38,794,850

Total Common Stocks (Cost $657,909,022)		1,230,404,688

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $13,871,609; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $14,151,244)	$13,871,609	13,871,609

Total Short-Term Investment (Cost $13,871,609)		13,871,609

TOTAL INVESTMENTS - 100.0% (Cost $671,780,631)		1,244,276,297

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(16,118)

NET ASSETS - 100.0%		$1,244,260,179

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.6%
Financials	15.9%
Health Care	13.2%
Consumer Discretionary	11.7%
Energy	10.7%
Industrials	10.4%
Consumer Staples	9.4%
Materials	3.5%
Utilities	3.1%
Others (each less than 3.0%)	3.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2014.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (09/14)	155	$97,820

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,230,404,688	$1,230,404,688	$-	$-
	Short-Term Investment	13,871,609	-	13,871,609	-
	Derivatives:
	Equity Contracts
	Futures	97,820	97,820	-	-

	Total	$1,244,374,117	$1,230,502,508	$13,871,609	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO (Formerly Focused 30 Portfolio)

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 25.6%

Amazon.com Inc *	11,709	$3,802,849
Comcast Corp ‘A’	52,625	2,824,910
Delphi Automotive PLC (United Kingdom)	54,843	3,769,908
Lowe’s Cos Inc	83,253	3,995,311
Lululemon Athletica Inc *	23,469	950,025
MGM Resorts International *	58,173	1,535,767
Panera Bread Co ‘A’ *	9,918	1,486,014
Starbucks Corp	34,233	2,648,950
The Priceline Group Inc *	2,778	3,341,934
The TJX Cos Inc	40,891	2,173,357
Twenty-First Century Fox Inc ‘A’	113,053	3,973,813

		30,502,838

Consumer Staples - 1.9%

Monster Beverage Corp *	31,994	2,272,534

Financials - 14.6%

Aon PLC (United Kingdom)	26,503	2,387,655
Crown Castle International Corp REIT	64,833	4,814,499
Intercontinental Exchange Inc	13,515	2,552,984
Moelis & Co *	32,435	1,090,140
PacWest Bancorp	68,343	2,950,367
US Bancorp	83,533	3,618,650

		17,414,295

Health Care - 20.6%

athenahealth Inc *	20,327	2,543,517
Celgene Corp *	52,136	4,477,440
Endo International PLC * (Ireland)	63,498	4,446,130
Gilead Sciences Inc *	40,025	3,318,473
Medivation Inc *	28,671	2,209,961
Phibro Animal Health Corp ‘A’ *	81,427	1,787,322
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	22,427	2,828,493
Zoetis Inc	90,981	2,935,957

		24,547,293

Industrials - 10.1%

Canadian Pacific Railway Ltd (NYSE) (Canada)	28,230	5,113,582
Cummins Inc	10,532	1,624,982
Precision Castparts Corp	21,136	5,334,727

		12,073,291

Information Technology - 20.0%

Amphenol Corp ‘A’	18,434	1,775,932
ARM Holdings PLC ADR (United Kingdom)	68,700	3,107,988
CoStar Group Inc *	17,802	2,815,742
Google Inc ‘C’ *	12,276	7,062,137
LinkedIn Corp ‘A’ *	7,299	1,251,560
MasterCard Inc ‘A’	50,560	3,714,643
salesforce.com inc *	46,318	2,690,149
Yahoo! Inc *	41,824	1,469,277

		23,887,428

Materials - 3.7%

Monsanto Co	35,098	4,378,124

Telecommunication Services - 3.1%

Iliad SA (France)	7,616	2,298,458
T-Mobile US Inc *	41,240	1,386,489

		3,684,947

Total Common Stocks (Cost $96,990,981)		118,760,750

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.3%

Commercial Paper - 0.2%

BNP Paribas Financial Inc 0.011% due 07/01/14	$200,000	$200,000

Repurchase Agreement - 0.1%

State Street Bank & Trust Co 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $75,860; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $79,587)	75,860	75,860

Total Short-Term Investments (Cost $275,860)		275,860

TOTAL INVESTMENTS - 99.9% (Cost $97,266,841)		119,036,610

OTHER ASSETS & LIABILITIES, NET - 0.1%		73,698

NET ASSETS - 100.0%		$119,110,308

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	25.6%
Health Care	20.6%
Information Technology	20.0%
Financials	14.6%
Industrials	10.1%
Materials	3.7%
Telecommunication Services	3.1%
Others (each less than 3.0%)	2.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$30,502,838	$30,502,838	$-	$-
	Consumer Staples	2,272,534	2,272,534	-	-
	Financials	17,414,295	17,414,295	-	-
	Health Care	24,547,293	24,547,293	-	-
	Industrials	12,073,291	12,073,291	-	-
	Information Technology	23,887,428	23,887,428	-	-
	Materials	4,378,124	4,378,124	-	-
	Telecommunication Services	3,684,947	1,386,489	2,298,458	-

		118,760,750	116,462,292	2,298,458	-
	Short-Term Investments	275,860	-	275,860	-

	Total	$119,036,610	$116,462,292	$2,574,318	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 22.8%

Amazon.com Inc *	31,191	$10,130,213
AutoZone Inc *	9,271	4,971,481
BorgWarner Inc	110,078	7,175,985
Comcast Corp ‘Special A’	290,965	15,517,163
Discovery Communications Inc ‘A’ *	91,155	6,770,993
Hilton Worldwide Holdings Inc *	111,156	2,589,935
Las Vegas Sands Corp	157,225	11,983,689
LVMH Moet Hennessy Louis Vuitton SA (France)	34,785	6,700,653
Marriott International Inc ‘A’	153,720	9,853,452
Michael Kors Holdings Ltd * (United Kingdom)	50,710	4,495,442
NIKE Inc ‘B’	84,964	6,588,958
PVH Corp	36,550	4,261,730
Ross Stores Inc	182,537	12,071,172
Starbucks Corp	123,618	9,565,561
The Priceline Group Inc *	16,524	19,878,372
The TJX Cos Inc	115,251	6,125,591
The Walt Disney Co	157,241	13,481,843
Tiffany & Co	60,843	6,099,511
Time Warner Inc	132,676	9,320,489
Tractor Supply Co	40,747	2,461,119
TripAdvisor Inc *	19,518	2,120,826
Twenty-First Century Fox Inc ‘A’	495,373	17,412,361
Urban Outfitters Inc *	28,680	971,105
VF Corp	194,089	12,227,607
Viacom Inc ‘B’	86,152	7,471,963
Wynn Resorts Ltd	75,118	15,591,492
Yum! Brands Inc	62,942	5,110,890

		230,949,596

Consumer Staples - 7.0%

Colgate-Palmolive Co	119,317	8,135,033
Constellation Brands Inc ‘A’ *	57,994	5,111,011
Costco Wholesale Corp	61,491	7,081,304
CVS Caremark Corp	108,435	8,172,746
Danone SA (France)	60,153	4,464,415
Diageo PLC (United Kingdom)	92,659	2,949,641
Mead Johnson Nutrition Co	82,091	7,648,418
Mondelez International Inc ‘A’	307,560	11,567,332
Pernod Ricard SA (France)	37,181	4,465,108
Philip Morris International Inc	83,669	7,054,133
The Estee Lauder Cos Inc ‘A’	65,025	4,828,757

		71,477,898

Energy - 5.6%

Anadarko Petroleum Corp	104,471	11,436,440
Antero Resources Corp *	25,674	1,684,985
Cabot Oil & Gas Corp	133,697	4,564,416
Halliburton Co	86,350	6,131,713
Noble Energy Inc	123,707	9,582,344
Pioneer Natural Resources Co	61,945	14,235,580
Schlumberger Ltd (Netherlands)	80,067	9,443,903

		57,079,381

Financials - 7.3%

Affiliated Managers Group Inc *	34,143	7,012,972
American Express Co	144,251	13,685,092
American Tower Corp REIT	241,039	21,688,689
BlackRock Inc	15,846	5,064,382
Intercontinental Exchange Inc	82,933	15,666,044
MetLife Inc	57,792	3,210,924
Moody’s Corp	23,073	2,022,579
Morgan Stanley	160,353	5,184,212

		73,534,894

	Shares	Value
Health Care - 17.5%

Actavis PLC * (Ireland)	77,853	$17,365,112
Alexion Pharmaceuticals Inc *	84,459	13,196,719
Biogen Idec Inc *	60,901	19,202,694
Bristol-Myers Squibb Co	259,694	12,597,756
Celgene Corp *	116,842	10,034,391
Cerner Corp *	95,326	4,916,915
Covidien PLC (Ireland)	172,764	15,579,857
CR Bard Inc	19,622	2,806,142
Express Scripts Holding Co *	95,683	6,633,702
Forest Laboratories Inc *	16,110	1,594,890
Gilead Sciences Inc *	152,854	12,673,125
Illumina Inc *	7,083	1,264,599
Isis Pharmaceuticals Inc *	27,570	949,786
McKesson Corp	26,938	5,016,125
Perrigo Co PLC (Ireland)	50,785	7,402,422
Puma Biotechnology Inc *	15,020	991,320
Regeneron Pharmaceuticals Inc *	29,313	8,280,043
The Cooper Cos Inc	24,662	3,342,441
Thermo Fisher Scientific Inc	192,199	22,679,482
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	52,889	6,670,361
Zoetis Inc	121,754	3,929,002

		177,126,884

Industrials - 10.5%

AMETEK Inc	198,268	10,365,451
B/E Aerospace Inc *	49,520	4,580,105
Colfax Corp *	78,654	5,862,869
Cummins Inc	49,616	7,655,253
Danaher Corp	284,788	22,421,359
Honeywell International Inc	120,047	11,158,369
Joy Global Inc	49,518	3,049,318
Kansas City Southern	33,665	3,619,324
Precision Castparts Corp	64,231	16,211,904
Roper Industries Inc	54,636	7,977,402
Union Pacific Corp	80,846	8,064,389
Verisk Analytics Inc ‘A’ *	93,244	5,596,505

		106,562,248

Information Technology - 24.9%

Altera Corp	273,279	9,499,178
Apple Inc	138,544	12,874,894
Autodesk Inc *	64,735	3,649,759
Citrix Systems Inc *	51,779	3,238,776
Cognizant Technology Solutions Corp ‘A’ *	360,316	17,623,055
eBay Inc *	60,754	3,041,345
EMC Corp	691,890	18,224,383
Facebook Inc ‘A’ *	285,052	19,181,149
FleetCor Technologies Inc *	76,476	10,079,537
Google Inc ‘A’ *	48,521	28,368,773
Google Inc ‘C’ *	43,867	25,235,808
Linear Technology Corp	61,797	2,908,785
LinkedIn Corp ‘A’ *	42,572	7,299,821
MasterCard Inc ‘A’	232,480	17,080,306
Oracle Corp	319,206	12,937,419
PTC Inc *	77,867	3,021,240
QUALCOMM Inc	203,594	16,124,645
salesforce.com inc *	213,866	12,421,337
Visa Inc ‘A’	115,963	24,434,564
VMware Inc ‘A’ *	22,071	2,136,693
Yahoo! Inc *	77,660	2,728,196

		252,109,663

Materials - 3.5%

Airgas Inc	57,278	6,238,147
Monsanto Co	156,884	19,569,710
The Sherwin-Williams Co	48,886	10,115,003

		35,922,860

Total Common Stocks (Cost $825,820,711)		1,004,763,424

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

State Street Bank & Trust Co 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $9,647,388; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $9,840,755)	$9,647,388	$9,647,388

Total Short-Term Investment (Cost $9,647,388)		9,647,388

TOTAL INVESTMENTS - 100.1% (Cost $835,468,099)		1,014,410,812

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(560,482)

NET ASSETS - 100.0%		$1,013,850,330

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.9%
Consumer Discretionary	22.8%
Health Care	17.5%
Industrials	10.5%
Financials	7.3%
Consumer Staples	7.0%
Energy	5.6%
Materials	3.5%
Others (each less than 3.0%)	1.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$230,949,596	$224,248,943	$6,700,653	$-
	Consumer Staples	71,477,898	59,598,734	11,879,164	-
	Energy	57,079,381	57,079,381	-	-
	Financials	73,534,894	73,534,894	-	-
	Health Care	177,126,884	177,126,884	-	-
	Industrials	106,562,248	106,562,248	-	-
	Information Technology	252,109,663	252,109,663	-	-
	Materials	35,922,860	35,922,860	-	-

		1,004,763,424	986,183,607	18,579,817	-
	Short-Term Investment	9,647,388	-	9,647,388	-

	Total	$1,014,410,812	$986,183,607	$28,227,205	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer Discretionary - 23.6%

Comcast Corp ‘A’	420,909	$22,594,395
Delphi Automotive PLC (United Kingdom)	214,339	14,733,663
Liberty Global PLC ‘A’ * (United Kingdom)	481,546	21,293,964
McDonald’s Corp	199,973	20,145,280
Netflix Inc *	48,177	21,226,786
NIKE Inc ‘B’	167,412	12,982,801
Starbucks Corp	246,023	19,037,260
The Home Depot Inc	132,658	10,739,992
The Priceline Group Inc *	18,299	22,013,697
The Walt Disney Co	246,929	21,171,692
TripAdvisor Inc *	247,646	26,909,214
Twenty-First Century Fox Inc ‘A’	1,062,665	37,352,675
Wynn Resorts Ltd	114,973	23,863,796

		274,065,215

Consumer Staples - 1.8%

Mondelez International Inc ‘A’	362,050	13,616,700
The Estee Lauder Cos Inc ‘A’	99,460	7,385,900

		21,002,600

Energy - 5.9%

Concho Resources Inc *	87,204	12,600,978
FMC Technologies Inc *	148,378	9,061,445
Gulfport Energy Corp *	91,900	5,771,320
Laredo Petroleum Inc *	517,853	16,043,086
Schlumberger Ltd (Netherlands)	213,112	25,136,560

		68,613,389

Financials - 4.3%

Berkshire Hathaway Inc ‘B’ *	70,025	8,862,364
Crown Castle International Corp REIT	157,317	11,682,361
Discover Financial Services	203,792	12,631,028
Moody’s Corp	186,832	16,377,693

		49,553,446

Health Care - 17.7%

Abbott Laboratories	503,541	20,594,827
AbbVie Inc	837,658	47,277,418
Allergan Inc	69,946	11,836,262
Biogen Idec Inc *	62,513	19,710,974
Gilead Sciences Inc *	298,754	24,769,694
Intuitive Surgical Inc *	21,799	8,976,828
Regeneron Pharmaceuticals Inc *	100,943	28,513,369
United Therapeutics Corp *	178,749	15,817,499
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	222,257	28,031,053

		205,527,924

Industrials - 11.9%

American Airlines Group Inc *	373,846	16,060,424
Eaton Corp PLC (Ireland)	295,568	22,811,938
Emerson Electric Co	270,488	17,949,584
Precision Castparts Corp	101,047	25,504,263
Roper Industries Inc	76,178	11,122,750
SolarCity Corp *	91,491	6,459,265
Union Pacific Corp	325,970	32,515,507
Verisk Analytics Inc ‘A’ *	94,897	5,695,718

		138,119,449

Information Technology - 31.3%

Alliance Data Systems Corp *	66,833	18,796,781
Apple Inc	500,475	46,509,142
Autodesk Inc *	198,964	11,217,590
Baidu Inc ADR * (Cayman)	112,064	20,934,676
Facebook Inc ‘A’ *	547,595	36,847,668
Google Inc ‘A’ *	111,363	65,110,605

	Shares	Value
Intuit Inc	141,292	$11,378,245
LinkedIn Corp ‘A’ *	159,628	27,371,413
MasterCard Inc ‘A’	115,676	8,498,716
Qlik Technologies Inc *	159,128	3,599,475
salesforce.com inc *	258,094	14,990,099
Splunk Inc *	44,758	2,476,460
Visa Inc ‘A’	206,977	43,612,124
VMware Inc ‘A’ *	167,141	16,180,920
Yahoo! Inc *	1,023,492	35,955,274

		363,479,188

Materials - 1.5%

Monsanto Co	142,074	17,722,311

Telecommunication Services - 1.2%

SoftBank Corp (Japan)	180,300	13,414,766

Total Common Stocks (Cost $1,024,641,740)		1,151,498,288

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $803,056; collateralized by U.S. Treasury: 0.750% due 03/31/18 and value $821,431)	$803,056	803,056

Total Short-Term Investment (Cost $803,056)		803,056

TOTAL INVESTMENTS - 99.3% (Cost $1,025,444,796)		1,152,301,344

OTHER ASSETS & LIABILITIES, NET - 0.7%		7,692,647

NET ASSETS - 100.0%		$1,159,993,991

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	31.3%
Consumer Discretionary	23.6%
Health Care	17.7%
Industrials	11.9%
Energy	5.9%
Financials	4.3%
Others (each less than 3.0%)	4.6%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$274,065,215	$274,065,215	$-	$-
	Consumer Staples	21,002,600	21,002,600	-	-
	Energy	68,613,389	68,613,389	-	-
	Financials	49,553,446	49,553,446	-	-
	Health Care	205,527,924	205,527,924	-	-
	Industrials	138,119,449	138,119,449	-	-
	Information Technology	363,479,188	363,479,188	-	-
	Materials	17,722,311	17,722,311	-	-
	Telecommunication Services	13,414,766	-	13,414,766	-

		1,151,498,288	1,138,083,522	13,414,766	-
	Short-Term Investment	803,056	-	803,056	-

	Total	$1,152,301,344	$1,138,083,522	$14,217,822	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Consumer Discretionary - 15.5%

DISH Network Corp ‘A’ *	1,189,797	$77,431,989
SES SA FDR ‘A’ (Luxembourg)	641,101	24,306,576
Target Corp	695,235	40,288,868
The Home Depot Inc	478,325	38,725,192
Time Inc *	98,579	2,387,584
Time Warner Cable Inc	381,971	56,264,328
Time Warner Inc	773,448	54,334,722
Twenty-First Century Fox Inc ‘B’	1,606,049	54,975,057

		348,714,316

Consumer Staples - 10.7%

Altria Group Inc	572,402	24,006,540
Anheuser-Busch InBev NV ADR (Belgium)	241,141	27,716,747
CVS Caremark Corp	990,719	74,670,491
Kimberly-Clark Corp	324,652	36,107,795
Lorillard Inc	428,009	26,095,709
Philip Morris International Inc	612,507	51,640,465

		240,237,747

Energy - 11.6%

Chevron Corp	439,968	57,437,822
Exxon Mobil Corp	474,063	47,728,663
Halliburton Co	791,938	56,235,517
National Oilwell Varco Inc	539,102	44,395,050
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	356,459	29,361,528
Suncor Energy Inc (NYSE) (Canada)	621,492	26,494,204

		261,652,784

Financials - 25.4%

American Express Co	569,254	54,005,127
American Tower Corp REIT	321,623	28,939,638
Capital One Financial Corp	359,956	29,732,366
Citigroup Inc	509,498	23,997,356
JPMorgan Chase & Co	1,378,319	79,418,741
Loews Corp	525,059	23,107,847
Marsh & McLennan Cos Inc	639,875	33,158,322
MetLife Inc	546,227	30,348,372
State Street Corp	562,018	37,801,331
The Bank of New York Mellon Corp	681,803	25,553,976
The Progressive Corp	519,415	13,172,364
The Travelers Cos Inc	431,230	40,565,806
US Bancorp	1,419,242	61,481,563
Wells Fargo & Co	1,726,523	90,746,049

		572,028,858

Health Care - 10.4%

Amgen Inc	289,932	34,319,251
Johnson & Johnson	393,974	41,217,560
Merck & Co Inc	814,337	47,109,396
Novartis AG ADR (Switzerland)	279,514	25,304,402
Pfizer Inc	775,393	23,013,664
Teva Pharmaceutical Industries Ltd ADR (Israel)	496,188	26,010,175
WellPoint Inc	347,152	37,357,027

		234,331,475

Industrials - 9.1%

General Electric Co	2,197,244	57,743,572
Honeywell International Inc	605,841	56,312,921
Illinois Tool Works Inc	512,024	44,832,821
NOW Inc *	85,203	3,085,201
United Technologies Corp	380,011	43,872,270

		205,846,785

	Shares	Value
Information Technology - 9.3%

EMC Corp	1,047,540	$27,592,204
International Business Machines Corp	142,674	25,862,516
Microsoft Corp	756,037	31,526,743
Motorola Solutions Inc	385,347	25,652,550
Nuance Communications Inc *	1,445,873	27,139,036
TE Connectivity Ltd (Switzerland)	663,966	41,059,657
Xerox Corp	2,420,820	30,115,001

		208,947,707

Materials - 4.1%

Air Products & Chemicals Inc	214,379	27,573,427
Crown Holdings Inc *	815,013	40,555,047
Martin Marietta Materials Inc	179,165	23,658,738

		91,787,212

Telecommunication Services - 0.7%

Vodafone Group PLC ADR (United Kingdom)	469,401	15,673,299

Utilities - 1.7%

Sempra Energy	368,148	38,548,777

Total Common Stocks (Cost $1,448,078,557)		2,217,768,960

	Principal Amount

SHORT-TERM INVESTMENTS - 1.8%

Repurchase Agreements - 1.8%

Bank of America Corp 0.050% due 07/01/14 (Dated 06/30/14, repurchase price of $4,031,006; collateralized by U.S. Treasury Notes: 1.625% due 06/30/19 and value $4,111,620)	$4,031,000	4,031,000
The Royal Bank of Scotland Group PLC 0.070% due 07/01/14 (Dated 06/30/14, repurchase price of $37,494,073; collateralized by Federal Home Loan Bank: 4.875% due 05/17/17 and value $38,243,876)	37,494,000	37,494,000

		41,525,000

Total Short-Term Investments (Cost $41,525,000)		41,525,000

TOTAL INVESTMENTS - 100.3% (Cost $1,489,603,557)		2,259,293,960

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(6,777,115)

NET ASSETS - 100.0%		$2,252,516,845

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.4%
Consumer Discretionary	15.5%
Energy	11.6%
Consumer Staples	10.7%
Health Care	10.4%
Information Technology	9.3%
Industrials	9.1%
Materials	4.1%
Others (each less than 3.0%)	4.2%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$348,714,316	$324,407,740	$24,306,576	$-
	Consumer Staples	240,237,747	240,237,747	-	-
	Energy	261,652,784	261,652,784	-	-
	Financials	572,028,858	572,028,858	-	-
	Health Care	234,331,475	234,331,475	-	-
	Industrials	205,846,785	205,846,785	-	-
	Information Technology	208,947,707	208,947,707	-	-
	Materials	91,787,212	91,787,212	-	-
	Telecommunication Services	15,673,299	15,673,299	-	-
	Utilities	38,548,777	38,548,777	-	-

		2,217,768,960	2,193,462,384	24,306,576	-
	Short-Term Investments	41,525,000	-	41,525,000	-

	Total	$2,259,293,960	$2,193,462,384	$65,831,576	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 132.0%

Consumer Discretionary - 18.9%

Amazon.com Inc *	23,420	$7,606,348
AutoZone Inc *	3,980	2,134,235
CBS Corp ‘B’	72,955	4,533,424
Comcast Corp ‘A’	462,459	24,824,799
DISH Network Corp ‘A’ *	84,130	5,475,180
Dunkin’ Brands Group Inc †	40,970	1,876,836
General Motors Co	720,140	26,141,082
Harman International Industries Inc	60,270	6,474,806
Lear Corp	17,300	1,545,236
Lowe’s Cos Inc	345,300	16,570,947
Macy’s Inc	151,060	8,764,501
Magna International Inc (NYSE) (Canada)	11,250	1,212,188
Nordstrom Inc	30,350	2,061,676
PulteGroup Inc	258,960	5,220,634
Ralph Lauren Corp	12,190	1,958,811
Royal Caribbean Cruises Ltd (Liberia)	145,263	8,076,623
Starbucks Corp	74,190	5,740,822
Starwood Hotels & Resorts Worldwide Inc	25,220	2,038,280
The Home Depot Inc	230,480	18,659,661
The Priceline Group Inc *	4,990	6,002,970
The TJX Cos Inc	191,240	10,164,406
The Walt Disney Co	144,030	12,349,132
Time Inc *	32,818	794,858
Time Warner Cable Inc	49,210	7,248,633
Time Warner Inc	587,046	41,239,981
Toll Brothers Inc *	21,050	776,745
TRW Automotive Holdings Corp *	122,291	10,947,490
Twenty-First Century Fox Inc ‘A’	220,670	7,756,550
VF Corp	105,740	6,661,620
Whirlpool Corp	2,650	368,933
Yum! Brands Inc	65,220	5,295,864

		260,523,271

Consumer Staples - 10.0%

Archer-Daniels-Midland Co	170,440	7,518,108
Coca-Cola Enterprises Inc	80,790	3,860,146
Colgate-Palmolive Co	21,540	1,468,597
ConAgra Foods Inc	8,470	251,390
Constellation Brands Inc ‘A’ *	99,130	8,736,327
Costco Wholesale Corp	83,330	9,596,283
CVS Caremark Corp	158,610	11,954,436
Dr Pepper Snapple Group Inc	129,065	7,560,628
General Mills Inc	83,570	4,390,768
Kellogg Co	7,810	513,117
Kimberly-Clark Corp	18,060	2,008,633
Molson Coors Brewing Co ‘B’	17,900	1,327,464
Mondelez International Inc ‘A’	431,497	16,228,602
PepsiCo Inc	8,170	729,908
Philip Morris International Inc	191,990	16,186,677
The Coca-Cola Co	496,418	21,028,266
The Estee Lauder Cos Inc ‘A’	7,200	534,672
The Kroger Co	33,700	1,665,791
The Procter & Gamble Co	276,247	21,710,252
Wal-Mart Stores Inc	18,230	1,368,526

		138,638,591

Energy - 12.3%

Anadarko Petroleum Corp	42,220	4,621,823
Cheniere Energy Inc *	36,050	2,584,785
Chevron Corp	164,888	21,526,129
CONSOL Energy Inc	37,320	1,719,332
Ensco PLC ‘A’ † (United Kingdom)	9,800	544,586
EOG Resources Inc	65,230	7,622,778
EQT Corp	57,610	6,158,509
Exxon Mobil Corp	299,996	30,203,597
FMC Technologies Inc *	68,620	4,190,623

	Shares	Value
Halliburton Co	47,920	$3,402,799
Hess Corp	55,010	5,439,939
Kinder Morgan Management LLC *	7,583	598,526
Marathon Oil Corp	320,190	12,781,985
Marathon Petroleum Corp	8,240	643,297
Noble Corp PLC (United Kingdom)	23,560	790,674
Occidental Petroleum Corp	158,220	16,238,119
Phillips 66	9,060	728,696
QEP Resources Inc	41,550	1,433,475
Schlumberger Ltd (Netherlands)	351,825	41,497,759
Southwestern Energy Co *	31,800	1,446,582
TransCanada Corp (NYSE) (Canada)	30,410	1,451,165
Valero Energy Corp	80,920	4,054,092

		169,679,270

Financials - 21.3%

ACE Ltd (Switzerland)	316,060	32,775,422
Aflac Inc	55,800	3,473,550
American Express Co	16,710	1,585,278
Ameriprise Financial Inc	36,510	4,381,200
AvalonBay Communities Inc REIT	30,270	4,304,091
Axis Capital Holdings Ltd (Bermuda)	78,370	3,470,224
Bank of America Corp	1,750,034	26,898,022
BB&T Corp	85,490	3,370,871
Berkshire Hathaway Inc ‘B’ *	32,220	4,077,763
Boston Properties Inc REIT	33,620	3,973,212
Capital One Financial Corp	77,490	6,400,674
Citigroup Inc	378,356	17,820,567
CME Group Inc ‘A’	30,850	2,188,807
DDR Corp REIT	168,290	2,966,953
DiamondRock Hospitality Co REIT	192,520	2,468,106
Duke Realty Corp REIT	99,700	1,810,552
East West Bancorp Inc	17,220	602,528
Everest Re Group Ltd (Bermuda)	7,600	1,219,724
Extra Space Storage Inc REIT	30,730	1,636,372
General Growth Properties Inc REIT	71,080	1,674,645
Highwoods Properties Inc REIT †	110,760	4,646,382
Intercontinental Exchange Inc	40,590	7,667,451
Invesco Ltd (Bermuda)	333,648	12,595,212
Liberty Property Trust REIT	46,890	1,778,538
Lincoln National Corp	18,400	946,496
Marsh & McLennan Cos Inc	341,270	17,684,611
MetLife Inc	215,730	11,985,959
Mid-America Apartment Communities Inc REIT	32,060	2,341,983
Morgan Stanley	653,723	21,134,864
Prudential Financial Inc	107,280	9,523,246
Simon Property Group Inc REIT	6,530	1,085,808
State Street Corp	102,250	6,877,335
SunTrust Banks Inc	18,970	759,938
SVB Financial Group *	10,280	1,198,854
TD Ameritrade Holding Corp	23,519	737,321
The Charles Schwab Corp	293,860	7,913,650
The Goldman Sachs Group Inc	43,531	7,288,831
The Hartford Financial Services Group Inc	194,300	6,957,883
The PNC Financial Services Group Inc	28,490	2,537,034
Wells Fargo & Co	770,584	40,501,895
XL Group PLC (Ireland)	46,320	1,516,054

		294,777,906

Health Care - 17.9%

Abbott Laboratories	136,370	5,577,533
Aetna Inc	91,720	7,436,658
Alexion Pharmaceuticals Inc *	57,250	8,945,313
Allergan Inc	8,400	1,421,448
Biogen Idec Inc *	70,409	22,200,662
BioMarin Pharmaceutical Inc *	9,080	564,867
Boston Scientific Corp *	1,130,620	14,438,018
Bristol-Myers Squibb Co	440,500	21,368,655
CareFusion Corp *	65,720	2,914,682

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Celgene Corp *	234,826	$20,166,857
Humana Inc	101,699	12,988,996
Johnson & Johnson	585,460	61,250,825
McKesson Corp	27,640	5,146,844
Merck & Co Inc	170,499	9,863,367
Perrigo Co PLC (Ireland)	8,540	1,244,790
Stryker Corp	189,151	15,949,212
UnitedHealth Group Inc	352,160	28,789,080
Vertex Pharmaceuticals Inc *	67,290	6,371,017

		246,638,824

Industrials - 14.7%

Canadian Pacific Railway Ltd (NYSE) (Canada)	7,130	1,291,528
CSX Corp	496,120	15,285,457
Deere & Co	21,690	1,964,030
Delta Air Lines Inc	320,090	12,393,885
Eaton Corp PLC (Ireland)	117,830	9,094,119
Emerson Electric Co	155,470	10,316,989
Flowserve Corp	30,610	2,275,853
Fluor Corp	273,551	21,036,072
Fortune Brands Home & Security Inc	56,834	2,269,382
General Electric Co	87,220	2,292,142
Honeywell International Inc	353,794	32,885,152
Ingersoll-Rand PLC (Ireland)	80,140	5,009,551
L-3 Communications Holdings Inc	81,150	9,798,862
Masco Corp	194,840	4,325,448
Norfolk Southern Corp	6,750	695,453
Northrop Grumman Corp	15,020	1,796,843
PACCAR Inc	185,668	11,665,520
SPX Corp	25,870	2,799,393
Union Pacific Corp	108,560	10,828,860
United Continental Holdings Inc *	296,152	12,162,963
United Technologies Corp	254,710	29,406,269
WABCO Holdings Inc *	10,980	1,172,884
WW Grainger Inc	11,770	2,992,758

		203,759,413

Information Technology - 25.6%

Accenture PLC ‘A’ (Ireland)	176,500	14,268,260
Adobe Systems Inc *	170,150	12,312,054
Alliance Data Systems Corp * †	20,030	5,633,438
Altera Corp	22,600	785,576
Apple Inc	507,151	47,129,542
Applied Materials Inc	18,280	412,214
ASML Holding NV ‘NY’ † (Netherlands)	24,250	2,261,798
Avago Technologies Ltd (Singapore)	374,504	26,990,503
Broadcom Corp ‘A’	115,830	4,299,610
Cisco Systems Inc	545,961	13,567,131
Citrix Systems Inc *	117,218	7,331,986
Cognizant Technology Solutions Corp ‘A’ *	72,320	3,537,171
Corning Inc	22,020	483,339
eBay Inc *	59,730	2,990,084
EMC Corp	53,730	1,415,248
Facebook Inc ‘A’ *	20,260	1,363,295
Fidelity National Information Services Inc	40,300	2,206,022
Freescale Semiconductor Ltd * † (Bermuda)	247,551	5,817,448
Google Inc ‘A’ *	44,873	26,235,897
Google Inc ‘C’ *	52,243	30,054,353
Hewlett-Packard Co	62,270	2,097,254
International Business Machines Corp	12,740	2,309,380
Juniper Networks Inc *	85,920	2,108,477
KLA-Tencor Corp	261,900	19,024,416
Lam Research Corp	207,491	14,022,242
Maxim Integrated Products Inc	117,030	3,956,784
Microsoft Corp	761,123	31,738,829
ON Semiconductor Corp *	220,430	2,014,730
Oracle Corp	151,790	6,152,049
QUALCOMM Inc	348,488	27,600,250
Teradyne Inc †	262,880	5,152,448

	Shares	Value
Visa Inc ‘A’	84,550	$17,815,530
VMware Inc ‘A’ * †	41,610	4,028,264
Western Digital Corp	13,260	1,223,898
Xerox Corp	49,460	615,282
Xilinx Inc	86,090	4,072,918

		353,027,720

Materials - 5.2%

Alcoa Inc	1,015,759	15,124,652
Axiall Corp	108,096	5,109,698
Ball Corp	40,610	2,545,435
Crown Holdings Inc *	73,840	3,674,278
Freeport-McMoRan Copper & Gold Inc	302,828	11,053,222
Martin Marietta Materials Inc	17,360	2,292,388
Methanex Corp (NASDAQ) (Canada)	25,120	1,551,914
Monsanto Co	71,178	8,878,744
Sealed Air Corp	22,420	766,091
The Dow Chemical Co	128,285	6,601,546
The Mosaic Co	80,220	3,966,879
United States Steel Corp †	389,782	10,149,923

		71,714,770

Telecommunication Services - 2.2%

Verizon Communications Inc	622,753	30,471,304

Utilities - 3.9%

American Electric Power Co Inc	93,790	5,230,669
CMS Energy Corp	175,960	5,481,154
Dominion Resources Inc	50,100	3,583,152
Edison International	157,520	9,153,487
Entergy Corp	25,300	2,076,877
Exelon Corp	301,950	11,015,136
NextEra Energy Inc	97,090	9,949,783
NiSource Inc	57,980	2,280,933
Public Service Enterprise Group Inc	82,630	3,370,478
Sempra Energy	17,500	1,832,425

		53,974,094

Total Common Stocks (Cost $1,523,991,172)		1,823,205,163

	Principal Amount
SHORT-TERM INVESTMENTS - 2.1%

U.S. Treasury Bills - 0.1%

0.081% due 05/28/15 ‡	$583,000	582,560

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $28,237,905; collateralized by U.S. Treasury Notes: 1.375% due 07/31/18 - 09/30//18 and value $28,806,269)	$28,237,905	$28,237,905

Total Short-Term Investments (Cost $28,820,466)		28,820,465

TOTAL INVESTMENTS - 134.1% (Cost $1,552,811,638)		1,852,025,628

TOTAL SECURITIES SOLD SHORT - (33.6%) (See Securities Sold Short)
(Proceeds $408,657,090)		(464,753,129)

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(6,028,019)

NET ASSETS - 100.0%		$1,381,244,480

SECURITIES SOLD SHORT

	Shares	Value

COMMON STOCKS - (33.6%)

Consumer Discretionary - (5.1%)

Advance Auto Parts Inc	13,560	($1,829,515)
AMC Networks Inc ‘A’	77,180	(4,745,798)
Bed Bath & Beyond Inc	21,970	(1,260,639)
BorgWarner Inc	76,730	(5,002,029)
Carnival Corp (Panama)	19,200	(722,880)
Chipotle Mexican Grill Inc	2,090	(1,238,346)
Choice Hotels International Inc	50,500	(2,379,055)
Darden Restaurants Inc	67,510	(3,123,688)
Discovery Communications Inc ‘A’	17,910	(1,330,355)
Ford Motor Co	182,060	(3,138,714)
Graham Holdings Co ‘B’	1,190	(854,551)
Groupon Inc	310,300	(2,054,186)
Hasbro Inc	56,450	(2,994,672)
Hilton Worldwide Holdings Inc	195,430	(4,553,519)
Kohl’s Corp	20,610	(1,085,735)
Marriott International Inc ‘A’	43,180	(2,767,838)
Netflix Inc	11,780	(5,190,268)
News Corp ‘B’	146,237	(2,551,836)
NIKE Inc ‘B’	33,380	(2,588,619)
O’Reilly Automotive Inc	7,050	(1,061,730)
Scripps Networks Interactive Inc ‘A’	76,080	(6,173,131)
Target Corp	43,800	(2,538,210)
The Interpublic Group of Cos Inc	98,470	(1,921,150)
Tiffany & Co	15,040	(1,507,760)
Tim Hortons Inc (NYSE) (Canada)	63,700	(3,486,301)
Under Armour Inc ‘A’	48,310	(2,873,962)
Viacom Inc ‘B’	13,050	(1,131,826)

		(70,106,313)

Consumer Staples - (3.4%)

Altria Group Inc	67,410	(2,827,176)
Brown-Forman Corp ‘B’	27,547	(2,594,101)
Campbell Soup Co	40,030	(1,833,774)
Church & Dwight Co Inc	103,580	(7,245,421)
Energizer Holdings Inc	10,090	(1,231,283)
Keurig Green Mountain Inc	5,220	(650,464)
Mead Johnson Nutrition Co	22,297	(2,077,412)
Sysco Corp	204,320	(7,651,784)
The Boston Beer Co Inc ‘A’	6,150	(1,374,648)

	Shares	Value
The Clorox Co	24,750	($2,262,150)
The Hershey Co	106,760	(10,395,221)
Wal-Mart Stores Inc	37,990	(2,851,909)
Whole Foods Market Inc	95,210	(3,677,962)

		(46,673,305)

Energy - (1.4%)

Baker Hughes Inc	10,100	(751,945)
Cameron International Corp	11,600	(785,436)
Concho Resources Inc	5,820	(840,990)
Enbridge Inc (NYSE) (Canada)	42,250	(2,005,608)
Energen Corp	16,520	(1,468,298)
Kinder Morgan Inc	62,470	(2,265,162)
Murphy Oil Corp	11,960	(795,101)
ONEOK Inc	36,140	(2,460,411)
Peabody Energy Corp	110,150	(1,800,952)
Tenaris SA ADR (Luxembourg)	23,860	(1,124,999)
Transocean Ltd (Switzerland)	17,310	(779,469)
Ultra Petroleum Corp (Canada)	25,430	(755,017)
WPX Energy Inc	147,412	(3,524,621)

		(19,358,009)

Financials - (5.1%)

Ameriprise Financial Inc	10,300	(1,236,000)
Aon PLC (United Kingdom)	45,140	(4,066,663)
Arch Capital Group Ltd (Bermuda)	15,600	(896,064)
Associated Banc-Corp	42,440	(767,315)
Assurant Inc	45,260	(2,966,793)
BancorpSouth Inc	120,260	(2,954,788)
Bank of Hawaii Corp	20,270	(1,189,646)
BlackRock Inc	5,900	(1,885,640)
Comerica Inc	47,170	(2,366,047)
Cullen/Frost Bankers Inc	9,840	(781,493)
Equity Residential REIT	29,510	(1,859,130)
Federal Realty Investment Trust REIT	32,080	(3,879,114)
Federated Investors Inc ‘B’	20,000	(618,400)
Franklin Resources Inc	46,470	(2,687,825)
Hancock Holding Co	45,040	(1,590,813)
Home Properties Inc REIT	24,670	(1,577,893)
Hudson Pacific Properties Inc REIT	30,600	(775,404)
KeyCorp	105,450	(1,511,098)
Kimco Realty Corp REIT	113,920	(2,617,882)
M&T Bank Corp	7,110	(881,995)
Northern Trust Corp	8,970	(575,964)
PartnerRe Ltd (Bermuda)	5,600	(611,576)
Principal Financial Group Inc	56,540	(2,854,139)
Public Storage REIT	3,370	(577,449)
RenaissanceRe Holdings Ltd (Bermuda)	7,280	(778,960)
Signature Bank	5,150	(649,827)
SL Green Realty Corp REIT	8,440	(923,420)
Tanger Factory Outlet Centers Inc REIT	43,490	(1,520,845)
The Allstate Corp	51,010	(2,995,307)
The Bank of New York Mellon Corp	27,870	(1,044,568)
The Chubb Corp	19,530	(1,800,080)
The NASDAQ OMX Group Inc	21,380	(825,696)
The Progressive Corp	105,810	(2,683,342)
Torchmark Corp	54,290	(4,447,437)
UDR Inc REIT	21,920	(627,569)
UMB Financial Corp	20,530	(1,301,397)
US Bancorp	26,710	(1,157,077)
Valley National Bancorp	102,293	(1,013,724)
Ventas Inc REIT	29,770	(1,908,257)
Voya Financial Inc	32,150	(1,168,331)
Washington REIT	28,420	(738,352)
WR Berkley Corp	44,990	(2,083,487)
Zions Bancorp	40,830	(1,203,260)

		(70,600,067)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Health Care - (3.7%)

AbbVie Inc	99,210	($5,599,412)
AmerisourceBergen Corp	46,660	(3,390,316)
Amgen Inc	20,370	(2,411,197)
Baxter International Inc	19,710	(1,425,033)
Becton Dickinson & Co	31,710	(3,751,293)
Cardinal Health Inc	16,460	(1,128,498)
Eli Lilly & Co	80,020	(4,974,843)
Express Scripts Holding Co	16,710	(1,158,504)
Gilead Sciences Inc	9,500	(787,645)
Hospira Inc	29,800	(1,530,826)
Isis Pharmaceuticals Inc	39,510	(1,361,119)
Medivation Inc	42,819	(3,300,489)
Medtronic Inc	51,960	(3,312,970)
Pfizer Inc	68,580	(2,035,454)
Premier Inc ‘A’	20,660	(599,140)
Regeneron Pharmaceuticals Inc	11,310	(3,194,736)
United Therapeutics Corp	13,870	(1,227,356)
WellPoint Inc	34,910	(3,756,665)
Zimmer Holdings Inc	57,400	(5,961,564)

		(50,907,060)

Industrials - (4.5%)

3M Co	27,880	(3,993,531)
Caterpillar Inc	14,260	(1,549,634)
Danaher Corp	3,520	(277,129)
Dover Corp	45,226	(4,113,305)
Fastenal Co	90,430	(4,475,381)
GATX Corp	16,140	(1,080,411)
Heartland Express Inc	83,290	(1,777,409)
Illinois Tool Works Inc	14,410	(1,261,740)
Knight Transportation Inc	32,030	(761,353)
Lockheed Martin Corp	70,418	(11,318,285)
Raytheon Co	44,579	(4,112,413)
Rockwell Automation Inc	67,420	(8,438,287)
Southwest Airlines Co	239,340	(6,428,672)
The ADT Corp	35,350	(1,235,129)
The Advisory Board Co	13,040	(675,472)
The Boeing Co	68,190	(8,675,814)
Werner Enterprises Inc	93,453	(2,477,439)

		(62,651,404)

Information Technology - (5.3%)

Advanced Micro Devices Inc	290,300	(1,216,357)
Analog Devices Inc	22,980	(1,242,528)
AOL Inc	37,210	(1,480,586)
Atmel Corp	128,110	(1,200,391)
Automatic Data Processing Inc	22,790	(1,806,791)
Electronic Arts Inc	27,690	(993,240)
Intel Corp	429,440	(13,269,696)
International Business Machines Corp	7,520	(1,363,150)
Linear Technology Corp	116,760	(5,495,893)
LinkedIn Corp ‘A’	20,280	(3,477,412)
MasterCard Inc ‘A’	15,260	(1,121,152)
Microchip Technology Inc	130,600	(6,374,586)
NVIDIA Corp	493,650	(9,152,271)
Paychex Inc	6,300	(261,828)
Red Hat Inc	7,890	(436,080)
salesforce.com inc	113,070	(6,567,106)
Seagate Technology PLC (Ireland)	58,740	(3,337,607)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	104,620	(2,237,822)
Texas Instruments Inc	138,630	(6,625,128)
Total System Services Inc	73,660	(2,313,661)
Twitter Inc	70,830	(2,901,905)
Workday Inc ‘A’	13,880	(1,247,257)

		(74,122,447)

	Shares	Value
Materials - (2.1%)

Bemis Co Inc	73,490	($2,988,104)
Cabot Corp	35,285	(2,046,177)
Cliffs Natural Resources Inc	246,862	(3,715,273)
EI du Pont de Nemours & Co	58,410	(3,822,350)
MeadWestvaco Corp	36,020	(1,594,245)
Nucor Corp	36,570	(1,801,073)
OM Group Inc	94,880	(3,076,958)
Praxair Inc	57,380	(7,622,359)
The Valspar Corp	24,650	(1,878,084)

		(28,544,623)

Telecommunication Services - (0.8%)

AT&T Inc	267,830	(9,470,469)
Sprint Corp	140,050	(1,194,626)

		(10,665,095)

Utilities - (2.2%)

Ameren Corp	32,400	(1,324,512)
American Water Works Co Inc	6,140	(303,623)
Aqua America Inc	107,530	(2,819,437)
Consolidated Edison Inc	88,660	(5,119,228)
Duke Energy Corp	52,330	(3,882,363)
National Fuel Gas Co	20,610	(1,613,763)
PG&E Corp	25,760	(1,236,995)
PPL Corp	16,080	(571,323)
SCANA Corp	77,490	(4,169,737)
The Southern Co	187,990	(8,530,986)
Wisconsin Energy Corp	16,060	(753,535)
Xcel Energy Inc	24,800	(799,304)

		(31,124,806)

Total Common Stocks (Proceeds $408,657,090)		(464,753,129)

TOTAL SECURITIES SOLD SHORT - (33.6%) (Proceeds $408,657,090)		($464,753,129)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

	Long		Short		Net Exposure
Information Technology	25.6%		(5.3%	)	20.3%
Financials	21.3%		(5.1%	)	16.2%
Health Care	17.9%		(3.7%	)	14.2%
Consumer Discretionary	18.9%		(5.1%	)	13.8%
Energy	12.3%		(1.4%	)	10.9%
Industrials	14.7%		(4.5%	)	10.2%
Consumer Staples	10.0%		(3.4%	)	6.6%
Others (each less than 3.0%)	8.2%		(3.0%	)	5.2%
Materials	5.2%		(2.1%	)	3.1%

	134.1%		(33.6%	)	100.5%

Securities sold short	(33.6%	)
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	The portfolio engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of June 30, 2014, the total value of securities out on loan was $32,419,031, and the cash collateral was $33,189,422 (See Note 8 in Notes to Financial Statements).

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	As of June 30, 2014, an investment with a value of $582,491 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (09/14)	203	$25,029

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,823,205,163	$1,823,205,163	$-	$-
	Short-Term Investments	28,820,465	-	28,820,465	-
	Derivatives:
	Equity Contracts
	Futures	25,029	25,029	-	-

	Total Assets	1,852,050,657	1,823,230,192	28,820,465	-

Liabilities	Common Stocks - Short (1)	(464,753,129)	(464,753,129)	-	-

	Total Liabilities	(464,753,129)	(464,753,129)	-	-

	Total	$1,387,297,528	$1,358,477,063	$28,820,465	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Staples - 0.4%

Henkel AG & Co KGaA (Germany)	51,807	$5,992,726

Total Preferred Stocks (Cost $4,775,179)		5,992,726

COMMON STOCKS - 98.3%

Consumer Discretionary - 9.8%

AutoZone Inc *	74,076	39,722,514
Comcast Corp ‘A’	749,230	40,218,666
Delphi Automotive PLC (United Kingdom)	337,110	23,172,941
General Motors Co	448,890	16,294,707
PVH Corp	76,170	8,881,422
The TJX Cos Inc	199,825	10,620,699
Twenty-First Century Fox Inc ‘A’	359,330	12,630,450

		151,541,399

Consumer Staples - 9.2%

Diageo PLC (United Kingdom)	993,920	31,639,748
Henkel AG & Co KGaA (Germany)	209,744	21,106,493
Mondelez International Inc ‘A’	1,182,820	44,485,860
Philip Morris International Inc	542,148	45,708,498

		142,940,599

Energy - 10.0%

Chevron Corp	447,892	58,472,301
National Oilwell Varco Inc	604,112	49,748,623
Noble Energy Inc	590,330	45,726,962

		153,947,886

Financials - 18.2%

American International Group Inc	686,060	37,445,155
CIT Group Inc	695,094	31,807,501
Citigroup Inc	883,999	41,636,353
CME Group Inc ‘A’	418,920	29,722,374
Digital Realty Trust Inc REIT	126,290	7,365,233
Discover Financial Services	390,316	24,191,786
Genworth Financial Inc ‘A’ *	889,840	15,483,216
JPMorgan Chase & Co	609,429	35,115,299
Lincoln National Corp	209,800	10,792,112
Marsh & McLennan Cos Inc	360,515	18,681,887
McGraw Hill Financial Inc	356,564	29,605,509

		281,846,425

Health Care - 16.1%

AbbVie Inc	308,025	17,384,931
Actavis PLC * (Ireland)	160,560	35,812,908
Allergan Inc	152,590	25,821,280
Covidien PLC (Ireland)	159,466	14,380,644
Express Scripts Holding Co *	575,316	39,886,658
Gilead Sciences Inc *	413,980	34,323,082
Intuitive Surgical Inc *	19,450	8,009,510
Pfizer Inc	1,250,648	37,119,233
UnitedHealth Group Inc	243,850	19,934,737
Zoetis Inc	518,337	16,726,735

		249,399,718

Industrials - 11.8%

Canadian National Railway Co (NYSE) (Canada)	489,220	31,809,084
CSX Corp	188,958	5,821,796
Deere & Co	458,040	41,475,522
General Electric Co	1,824,250	47,941,290

	Shares	Value
Republic Services Inc	264,200	$10,031,674
Tyco International Ltd (Switzerland)	981,956	44,777,194

		181,856,560

Information Technology - 18.4%

Amdocs Ltd (United Kingdom)	401,940	18,621,880
Apple Inc	682,674	63,440,895
Applied Materials Inc	301,550	6,799,953
Corning Inc	283,980	6,233,361
eBay Inc *	529,345	26,499,011
Facebook Inc ‘A’ *	240,500	16,183,245
Google Inc ‘A’ *	52,606	30,757,150
Google Inc ‘C’ *	79,366	45,657,672
MasterCard Inc ‘A’	394,780	29,004,487
Western Digital Corp	364,815	33,672,424
Xerox Corp	568,450	7,071,518

		283,941,596

Materials - 1.7%

Vulcan Materials Co	409,640	26,114,550

Telecommunication Services - 1.7%

Verizon Communications Inc	532,560	26,058,161

Utilities - 1.4%

Exelon Corp	592,078	21,599,005

Total Common Stocks (Cost $1,209,325,319)		1,519,245,899

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $22,541,971; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $22,995,156)	$22,541,971	22,541,971

Total Short-Term Investment (Cost $22,541,971)		22,541,971

TOTAL INVESTMENTS - 100.2% (Cost $1,236,642,469)		1,547,780,596

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,076,172)

NET ASSETS - 100.0%		$1,544,704,424

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.4%
Financials	18.2%
Health Care	16.1%
Industrials	11.8%
Energy	10.0%
Consumer Discretionary	9.8%
Consumer Staples	9.6%
Others (each less than 3.0%)	6.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$5,992,726	$-	$5,992,726	$-
	Common Stocks
	Consumer Discretionary	151,541,399	151,541,399	-	-
	Consumer Staples	142,940,599	90,194,358	52,746,241	-
	Energy	153,947,886	153,947,886	-	-
	Financials	281,846,425	281,846,425	-	-
	Health Care	249,399,718	249,399,718	-	-
	Industrials	181,856,560	181,856,560	-	-
	Information Technology	283,941,596	283,941,596	-	-
	Materials	26,114,550	26,114,550	-	-
	Telecommunication Services	26,058,161	26,058,161	-	-
	Utilities	21,599,005	21,599,005	-	-

		1,519,245,899	1,466,499,658	52,746,241	-
	Short-Term Investment	22,541,971	-	22,541,971	-

	Total	$1,547,780,596	$1,466,499,658	$81,280,938	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 17.4%

Advance Auto Parts Inc	43,827	$5,913,139
AMC Networks Inc ‘A’ *	90,616	5,571,978
AutoZone Inc *	7,281	3,904,363
Chipotle Mexican Grill Inc *	22,827	13,525,226
Discovery Communications Inc ‘C’ *	48,889	3,548,852
DR Horton Inc	477,260	11,731,051
Expedia Inc	145,747	11,479,034
Harley-Davidson Inc	70,789	4,944,612
Kate Spade & Co *	248,754	9,487,477
Life Time Fitness Inc *	71,003	3,460,686
LKQ Corp *	434,296	11,591,360
Lululemon Athletica Inc *	195,841	7,927,644
O’Reilly Automotive Inc *	115,196	17,348,518
Polaris Industries Inc	75,682	9,856,824
The Priceline Group Inc *	10,879	13,087,437
Thor Industries Inc	95,483	5,430,118
Tractor Supply Co	85,913	5,189,145
TripAdvisor Inc *	163,926	17,812,199
TRW Automotive Holdings Corp *	417,096	37,338,434

		199,148,097

Consumer Staples - 4.1%

Casey’s General Stores Inc	113,699	7,991,903
Molson Coors Brewing Co ‘B’	76,850	5,699,196
Monster Beverage Corp *	169,516	12,040,721
Tyson Foods Inc ‘A’	575,459	21,602,731

		47,334,551

Energy - 12.2%

Antero Resources Corp *	356,183	23,376,290
Atwood Oceanics Inc *	151,981	7,975,963
Bristow Group Inc	150,347	12,120,975
Diamondback Energy Inc *	167,471	14,871,425
Gulfport Energy Corp *	450,189	28,271,869
Oasis Petroleum Inc *	215,342	12,035,465
Patterson-UTI Energy Inc	482,394	16,854,846
Tesoro Corp	183,489	10,765,300
Western Refining Inc	339,317	12,741,353

		139,013,486

Financials - 10.9%

American Capital Agency Corp REIT	984,018	23,035,861
Comerica Inc	136,093	6,826,425
Genworth Financial Inc ‘A’ *	458,292	7,974,281
KeyCorp	2,395,242	34,323,818
Lincoln National Corp	153,276	7,884,517
Principal Financial Group Inc	166,370	8,398,357
Signature Bank *	142,715	18,007,779
The Hartford Financial Services Group Inc	517,570	18,534,182

		124,985,220

Health Care - 11.4%

Acorda Therapeutics Inc *	155,873	5,254,479
Air Methods Corp *	136,358	7,042,891
Akorn Inc *	2,052	68,229
AmerisourceBergen Corp	182,112	13,232,258
DaVita HealthCare Partners Inc *	212,420	15,362,214
Isis Pharmaceuticals Inc *	209,330	7,211,418
PAREXEL International Corp *	116,806	6,172,029
PerkinElmer Inc	251,183	11,765,412
Perrigo Co PLC (Ireland)	147,338	21,475,987
The Cooper Cos Inc	85,134	11,538,211
Universal Health Services Inc ‘B’	327,292	31,341,482

		130,464,610

Industrials - 12.5%

AGCO Corp	718,018	40,366,972
Chart Industries Inc *	56,435	4,669,432

	Shares	Value
Con-way Inc	120,221	$6,060,341
Exelis Inc	581,798	9,878,930
Fluor Corp	45,260	3,480,494
Generac Holdings Inc *	236,188	11,511,803
JetBlue Airways Corp *	849,526	9,217,357
Kirby Corp *	75,470	8,840,556
Manpowergroup Inc	166,049	14,089,258
Owens Corning	125,789	4,865,518
Southwest Airlines Co	263,675	7,082,310
Textron Inc	184,824	7,076,911
Trinity Industries Inc	258,754	11,312,725
United Rentals Inc *	47,922	5,018,871

		143,471,478

Information Technology - 13.8%

Arrow Electronics Inc *	102,315	6,180,849
Avago Technologies Ltd (Singapore)	190,468	13,727,029
Avnet Inc	363,780	16,119,092
Computer Sciences Corp	401,747	25,390,411
DST Systems Inc	85,535	7,883,761
Fidelity National Information Services Inc	164,538	9,006,810
IAC/InterActiveCorp	214,210	14,829,758
iGATE Corp *	418,247	15,220,008
Lam Research Corp	187,379	12,663,073
NXP Semiconductors NV * (Netherlands)	141,697	9,377,508
Seagate Technology PLC (Ireland)	332,648	18,901,059
Skyworks Solutions Inc	192,643	9,046,515

		158,345,873

Materials - 9.4%

Agnico Eagle Mines Ltd (NYSE) (Canada)	183,459	7,026,480
Allegheny Technologies Inc	594,568	26,815,017
CF Industries Holdings Inc	44,678	10,746,399
Compass Minerals International Inc	233,205	22,327,046
KapStone Paper & Packaging Corp *	249,106	8,252,882
Rockwood Holdings Inc	77,507	5,889,757
US Silica Holdings Inc	318,432	17,653,870
Westlake Chemical Corp	99,242	8,312,510

		107,023,961

Utilities - 8.1%

Atmos Energy Corp	1,079,739	57,658,063
DTE Energy Co	260,068	20,251,495
Questar Corp	587,236	14,563,453

		92,473,011

Total Common Stocks (Cost $994,918,140)		1,142,260,287

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $11,235,278; collateralized by U.S. Treasury Notes: 1.000% due 05/31/18 and value $11,464,200)	$11,235,278	11,235,278

Total Short-Term Investment (Cost $11,235,278)		11,235,278

TOTAL INVESTMENTS - 100.8% (Cost $1,006,153,418)		1,153,495,565

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(8,590,901)

NET ASSETS - 100.0%		$1,144,904,664

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.4%
Information Technology	13.8%
Industrials	12.5%
Energy	12.2%
Health Care	11.4%
Financials	10.9%
Materials	9.4%
Utilities	8.1%
Consumer Staples	4.1%
Others (each less than 3.0%)	1.0%

	100.8%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,142,260,287	$1,142,260,287	$-	$-
	Short-Term Investment	11,235,278	-	11,235,278	-

	Total	$1,153,495,565	$1,142,260,287	$11,235,278	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 22.7%

Burberry Group PLC (United Kingdom)	443,061	$11,233,388
Carter’s Inc	173,250	11,942,123
DSW Inc ‘A’	273,406	7,638,964
Dunkin’ Brands Group Inc	337,160	15,445,300
Gentex Corp	440,250	12,806,872
HomeAway Inc *	220,133	7,665,031
L Brands Inc	188,033	11,030,016
LKQ Corp *	622,380	16,611,322
Mattel Inc	446,550	17,402,053
Nordstrom Inc	193,058	13,114,430
Norwegian Cruise Line Holdings Ltd * (Bermuda)	379,927	12,043,686
Panera Bread Co ‘A’ *	63,740	9,550,164
Ross Stores Inc	236,878	15,664,742
Tiffany & Co	98,220	9,846,555
Ulta Salon Cosmetics & Fragrance Inc *	157,990	14,441,866
Urban Outfitters Inc *	390,717	13,229,678

		199,666,190

Consumer Staples - 6.1%

Brown-Forman Corp ‘B’	91,594	8,625,407
Coty Inc ‘A’	551,790	9,452,163
Mead Johnson Nutrition Co	212,984	19,843,719
The Hain Celestial Group Inc *	178,640	15,852,513

		53,773,802

Energy - 6.7%

Cabot Oil & Gas Corp	314,632	10,741,536
Continental Resources Inc *	114,739	18,133,352
Dril-Quip Inc *	97,960	10,701,150
Oasis Petroleum Inc *	93,765	5,240,526
Southwestern Energy Co *	300,640	13,676,114

		58,492,678

Financials - 8.2%

First Republic Bank	316,470	17,402,686
Northern Trust Corp	355,970	22,856,834
Oaktree Capital Group LLC	129,882	6,492,801
Signature Bank *	147,240	18,578,743
UMB Financial Corp	112,111	7,106,716

		72,437,780

Health Care - 15.6%

Acadia Healthcare Co Inc *	169,060	7,692,230
ACADIA Pharmaceuticals Inc *	160,132	3,617,382
Align Technology Inc *	216,405	12,127,336
Alkermes PLC * (Ireland)	181,308	9,125,232
BioMarin Pharmaceutical Inc *	150,809	9,381,828
DENTSPLY International Inc	272,941	12,923,756
Henry Schein Inc *	107,200	12,721,424
Humana Inc	88,560	11,310,883
Incyte Corp Ltd *	86,632	4,889,510
Intuitive Surgical Inc *	34,830	14,342,994
Medivation Inc *	133,344	10,278,156
Premier Inc ‘A’ *	165,093	4,787,697
Varian Medical Systems Inc *	231,553	19,251,316
Zoetis Inc	137,318	4,431,252

		136,880,996

Industrials - 16.7%

Allison Transmission Holdings Inc	317,471	9,873,348
Expeditors International of Washington Inc	420,591	18,573,299
Fastenal Co	439,870	21,769,166
Flowserve Corp	221,980	16,504,213
Fortune Brands Home & Security Inc	419,578	16,753,749
Jacobs Engineering Group Inc *	168,043	8,953,331

	Shares	Value
Joy Global Inc	206,210	$12,698,412
Polypore International Inc *	346,259	16,526,942
Stericycle Inc *	99,288	11,757,685
Verisk Analytics Inc ‘A’ *	216,840	13,014,737

		146,424,882

Information Technology - 21.2%

Alliance Data Systems Corp *	24,736	6,957,000
ANSYS Inc *	151,940	11,520,091
Aruba Networks Inc *	295,472	5,176,670
CoStar Group Inc *	50,003	7,908,975
Electronic Arts Inc *	610,797	21,909,288
F5 Networks Inc *	138,750	15,462,300
FLIR Systems Inc	279,610	9,710,855
Microchip Technology Inc	439,161	21,435,448
Pandora Media Inc *	635,700	18,753,150
Sabre Corp *	337,659	6,770,063
ServiceNow Inc *	159,257	9,867,564
Solera Holdings Inc	127,901	8,588,552
Teradata Corp *	325,950	13,103,190
Vantiv Inc ‘A’ *	546,377	18,369,195
WebMD Health Corp *	229,314	11,075,866

		186,608,207

Materials - 0.9%

The Scotts Miracle-Gro Co ‘A’	136,878	7,782,883

Total Common Stocks (Cost $808,800,674)		862,067,418

PURCHASED OPTIONS - 0.1%
(See Note (c) in Notes to Schedule of Investments) (Cost $2,125,137)		620,708

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $13,330,949; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $13,600,344)	$13,330,949	13,330,949

Total Short-Term Investment (Cost $13,330,949)		13,330,949

TOTAL INVESTMENTS - 99.7% (Cost $824,256,760)		876,019,075

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,237,134

NET ASSETS - 100.0%		$878,256,209

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	22.7%
Information Technology	21.2%
Industrials	16.7%
Health Care	15.6%
Financials	8.2%
Energy	6.7%
Consumer Staples	6.1%
Others (each less than 3.0%)	2.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Purchased options outstanding as of June 30, 2014 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - NASDAQ 100 Stock Index	3,710.00	07/19/14	CME	58	$171,249	$30,160
Put - Russell 2000 Index	1,150.00	07/19/14	CME	462	635,843	201,432

					$807,092	$231,592

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Consumer Discretionary Select Sector SPDR Fund	$64.00	07/19/14	CME	3,284	$141,212	$37,766
Put - Consumer Discretionary Select Sector SPDR Fund	65.00	07/19/14	CME	4,930	330,310	98,600
Put - SPDR S&P Midcap 400 ETF Trust	250.00	07/19/14	CME	1,685	319,868	84,250
Put - SPDR S&P Midcap 400 ETF Trust	255.00	07/19/14	CME	1,685	526,655	168,500

					$1,318,045	$389,116

Total Purchased Options					$2,125,137	$620,708

(d)	Transactions in written options for the period ended June 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	6,224	$311,200
Call Options Written	3,134	403,703
Put Options Written	2,249	332,271
Call Options Exercised	(3,578)	(405,010)
Call Options Expired	(1,540)	(52,205)
Put Options Expired	(4,441)	(193,623)
Call Options Closed	(1,128)	(179,888)
Put Options Closed	(410)	(147,600)

Outstanding, June 30, 2014	510	$68,848

(e)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Alkermes PLC	$42.00	07/19/14	CME	510	$68,848	($12,750)

Total Written Options					$68,848	($12,750)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$199,666,190	$188,432,802	$11,233,388	$-
	Consumer Staples	53,773,802	53,773,802	-	-
	Energy	58,492,678	58,492,678	-	-
	Financials	72,437,780	72,437,780	-	-
	Health Care	136,880,996	136,880,996	-	-
	Industrials	146,424,882	146,424,882	-	-
	Information Technology	186,608,207	186,608,207	-	-
	Materials	7,782,883	7,782,883	-	-

		862,067,418	850,834,030	11,233,388	-
	Short-Term Investment	13,330,949	-	13,330,949	-
	Derivatives:
	Equity Contracts
	Purchased Options	620,708	620,708	-	-

	Total Assets	876,019,075	851,454,738	24,564,337	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(12,750)	-	(12,750)	-

	Total Liabilities	(12,750)	-	(12,750)	-

	Total	$876,006,325	$851,454,738	$24,551,587	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 14.4%

Abercrombie & Fitch Co ‘A’	463,737	$20,056,625
AMC Entertainment Holdings Inc ‘A’	278,844	6,934,850
Apollo Education Group Inc *	548,732	17,147,875
Deckers Outdoor Corp *	122,729	10,595,195
Dick’s Sporting Goods Inc	21,956	1,022,271
Foot Locker Inc	361,135	18,316,767
Hanesbrands Inc	40,497	3,986,525
Jarden Corp *	133,717	7,936,104
Lear Corp	103,500	9,244,620
Lennar Corp ‘A’	172,281	7,232,356
Markit Ltd * (Bermuda)	138,700	3,742,126
Mohawk Industries Inc *	85,423	11,817,418
Murphy USA Inc *	252,096	12,324,973
Office Depot Inc *	1,782,385	10,141,771
PVH Corp	88,195	10,283,537
ServiceMaster Global Holdings Inc *	531,800	9,694,714
Tenneco Inc *	127,530	8,378,721
Thor Industries Inc	97,556	5,548,010
Tribune Co *	272,176	23,148,569
Wyndham Worldwide Corp	143,241	10,846,209

		208,399,236

Consumer Staples - 4.6%

Energizer Holdings Inc	125,514	15,316,473
Flowers Foods Inc	514,855	10,853,143
Ingredion Inc	84,100	6,310,864
Pinnacle Foods Inc	220,778	7,263,596
SUPERVALU Inc *	1,733,500	14,249,370
The JM Smucker Co	47,673	5,080,512
Tyson Foods Inc ‘A’	194,564	7,303,933

		66,377,891

Energy - 8.3%

Africa Oil Corp * (Canada)	1,042,537	7,132,299
Bill Barrett Corp *	492,065	13,177,501
Helix Energy Solutions Group Inc *	694,700	18,277,557
McDermott International Inc * (Panama)	1,158,900	9,375,501
Oasis Petroleum Inc *	319,732	17,869,821
Parsley Energy Inc ‘A’ *	111,100	2,674,177
Patterson-UTI Energy Inc	340,000	11,879,600
SM Energy Co	117,800	9,906,980
Superior Energy Services Inc	691,400	24,987,196
Whiting Petroleum Corp *	72,650	5,830,163

		121,110,795

Financials - 20.2%

Alexander & Baldwin Inc	497,877	20,637,002
American Campus Communities Inc REIT	613,382	23,455,728
Ares Management LP *	318,700	6,112,666
Bank of Hawaii Corp	106,300	6,238,747
BioMed Realty Trust Inc REIT	793,336	17,318,525
CommonWealth REIT	621,154	16,348,773
Corporate Office Properties Trust REIT	803,856	22,355,235
Discover Financial Services	110,160	6,827,717
Federated Investors Inc ‘B’	297,500	9,198,700
Fidelity National Financial Inc ‘A’	692,300	22,679,748
Forest City Enterprises Inc ‘A’ *	554,389	11,015,709
Fulton Financial Corp	851,100	10,545,129
Hancock Holding Co	100,100	3,535,532
Janus Capital Group Inc	861,200	10,747,776
Kemper Corp	96,522	3,557,801
LTC Properties Inc REIT	488,999	19,090,521
New York Community Bancorp Inc	675,500	10,794,490
Popular Inc *	247,800	8,469,804
Springleaf Holdings Inc *	328,600	8,527,170
Tanger Factory Outlet Centers Inc REIT	556,725	19,468,673

	Shares	Value
The Hanover Insurance Group Inc	158,400	$10,002,960
Valley National Bancorp	1,079,300	10,695,863
Voya Financial Inc	159,316	5,789,544
Webster Financial Corp	194,500	6,134,530
Zions Bancorp	126,100	3,716,167

		293,264,510

Health Care - 7.3%

Hospira Inc *	528,199	27,133,583
Mallinckrodt PLC * (Ireland)	272,562	21,810,411
Owens & Minor Inc	658,768	22,384,937
Teleflex Inc	192,024	20,277,734
Thoratec Corp *	409,662	14,280,817

		105,887,482

Industrials - 14.6%

AMETEK Inc	199,250	10,416,790
Con-way Inc	268,700	13,545,167
Crane Co	137,100	10,194,756
Delta Air Lines Inc	445,700	17,257,504
Dover Corp	136,800	12,441,960
Harsco Corp	412,800	10,992,864
KBR Inc	332,000	7,918,200
Manpowergroup Inc	71,100	6,032,835
Parker Hannifin Corp	114,700	14,421,231
Pitney Bowes Inc	758,202	20,941,539
Quanta Services Inc *	338,000	11,688,040
SPX Corp	147,300	15,939,333
The ADT Corp	480,163	16,776,895
The Timken Co	313,220	21,248,845
Triumph Group Inc	234,100	16,344,862
UTi Worldwide Inc * (United Kingdom)	546,700	5,652,878

		211,813,699

Information Technology - 13.3%

Amdocs Ltd (United Kingdom)	143,900	6,666,887
AOL Inc *	375,600	14,945,124
Arrow Electronics Inc *	184,400	11,139,604
Check Point Software Technologies Ltd * (Israel)	161,200	10,805,236
Euronet Worldwide Inc *	229,093	11,051,446
First Solar Inc *	115,900	8,235,854
Ingram Micro Inc ‘A’ *	370,594	10,825,051
Knowles Corp *	492,145	15,128,537
Microchip Technology Inc	150,000	7,321,500
NCR Corp *	509,294	17,871,127
NetApp Inc	81,100	2,961,772
Plantronics Inc	53,500	2,570,675
PTC Inc *	283,941	11,016,911
RF Micro Devices Inc *	1,341,922	12,869,032
Semtech Corp *	299,900	7,842,385
Skyworks Solutions Inc	367,500	17,257,800
Synopsys Inc *	66,400	2,577,648
TIBCO Software Inc *	712,500	14,371,125
Trimble Navigation Ltd *	195,500	7,223,725

		192,681,439

Materials - 7.3%

Albemarle Corp	180,200	12,884,300
Axiall Corp	180,750	8,544,052
Carpenter Technology Corp	105,500	6,672,875
Cliffs Natural Resources Inc	84,800	1,276,240
Domtar Corp	265,000	11,355,250
Huntsman Corp	165,200	4,642,120
Martin Marietta Materials Inc	42,100	5,559,305
MeadWestvaco Corp	155,000	6,860,300
Owens-Illinois Inc *	332,200	11,507,408
Rock-Tenn Co ‘A’	135,100	14,265,209
Rockwood Holdings Inc	92,227	7,008,330
Steel Dynamics Inc	837,800	15,038,510

		105,613,899

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Utilities - 9.5%

Alliant Energy Corp	373,800	$22,749,468
Hawaiian Electric Industries Inc	592,900	15,012,228
MDU Resources Group Inc	324,500	11,389,950
OGE Energy Corp	338,600	13,232,488
PNM Resources Inc	562,000	16,483,460
TECO Energy Inc	960,900	17,757,432
UGI Corp	325,500	16,437,750
Westar Energy Inc	647,600	24,731,844

		137,794,620

Total Common Stocks (Cost $1,157,191,272)		1,442,943,571

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $6,453,633; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $6,586,425)	$6,453,633	6,453,633

Total Short-Term Investment (Cost $6,453,633)		6,453,633

TOTAL INVESTMENTS - 99.9% (Cost $1,163,644,905)		1,449,397,204

OTHER ASSETS & LIABILITIES, NET - 0.1%		879,192

NET ASSETS - 100.0%		$1,450,276,396

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.2%
Industrials	14.6%
Consumer Discretionary	14.4%
Information Technology	13.3%
Utilities	9.5%
Energy	8.3%
Health Care	7.3%
Materials	7.3%
Consumer Staples	4.6%
Others (each less than 3.0%)	0.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,442,943,571	$1,442,943,571	$-	$-
	Short-Term Investment	6,453,633	-	6,453,633	-

	Total	$1,449,397,204	$1,442,943,571	$6,453,633	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Other security		$59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Other security		-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.1%

Consumer Discretionary - 14.5%

Autoliv Inc	35,100	3,740,958
Brown Shoe Co Inc	186,608	5,338,855
Brunswick Corp	113,599	4,785,926
Genesco Inc *	55,635	4,569,303
Gentex Corp	138,700	4,034,783
Group 1 Automotive Inc	94,129	7,936,016
La-Z-Boy Inc	249,180	5,773,501
The Men’s Wearhouse Inc	92,813	5,178,965
The Pep Boys-Manny Moe & Jack *	320,215	3,669,664
Thor Industries Inc	135,100	7,683,137
Other securities		38,011,488

		90,722,596

Consumer Staples - 2.8%

GrainCorp Ltd ‘A’ (Australia)	540,000	4,279,756
Maple Leaf Foods Inc (Canada)	314,700	5,857,216
Other securities		7,221,239

		17,358,211

Energy - 9.3%

Atwood Oceanics Inc *	101,500	5,326,720
Bristow Group Inc	90,396	7,287,726
Helix Energy Solutions Group Inc *	193,188	5,082,776
Rowan Cos PLC ‘A’ (United Kingdom)	114,000	3,640,020
Tidewater Inc	75,500	4,239,325
Unit Corp *	105,500	7,261,565
Other securities		25,433,140

		58,271,272

Financials - 23.3%

Montpelier Re Holdings Ltd (Bermuda)	111,870	3,574,246
Old Republic International Corp	239,700	3,964,638
StanCorp Financial Group Inc	94,900	6,073,600
The Hanover Insurance Group Inc	69,300	4,376,295
Other securities		127,539,968

		145,528,747

Health Care - 4.3%

STERIS Corp	116,200	6,214,376
Teleflex Inc	42,000	4,435,200
Other securities		16,405,104

		27,054,680

Industrials - 24.1%

AAR Corp	210,789	5,809,345
Apogee Enterprises Inc	126,711	4,417,145
Astec Industries Inc	107,680	4,724,998
Carlisle Cos Inc	59,800	5,179,876
Civeo Corp *	152,660	3,821,080

	Shares	Value
EMCOR Group Inc	97,150	$4,326,089
Genesee & Wyoming Inc ‘A’ *	37,600	3,948,000
Granite Construction Inc	165,418	5,951,740
Hillenbrand Inc	149,900	4,889,738
Kennametal Inc	85,660	3,964,345
Lincoln Electric Holdings Inc	61,400	4,290,632
McGrath RentCorp	110,601	4,064,587
MSA Safety Inc	72,100	4,144,308
Mueller Industries Inc	145,376	4,275,508
Regal-Beloit Corp	76,600	6,017,696
Trinity Industries Inc	130,540	5,707,209
Universal Forest Products Inc	121,227	5,851,627
Wabash National Corp *	359,700	5,125,725
Other securities		63,676,974

		150,186,622

Information Technology - 5.7%

Other securities		35,595,897

Materials - 9.8%

A Schulman Inc	131,878	5,103,679
Axiall Corp	76,418	3,612,279
Cabot Corp	107,960	6,260,600
Carpenter Technology Corp	77,500	4,901,875
HB Fuller Co	119,230	5,734,963
Reliance Steel & Aluminum Co	76,800	5,660,928
RPM International Inc	116,100	5,361,498
Sensient Technologies Corp	112,595	6,273,793
Other securities		18,175,641

		61,085,256

Telecommunication Services - 0.4%

Other securities		2,271,809

Utilities - 2.9%

Other securities		18,083,192

Total Common Stocks (Cost $448,230,089)		606,158,282

	Principal Amount

SHORT-TERM INVESTMENTS - 2.6%

U.S. Government Agency Issue - 1.1%

Federal Home Loan Bank 0.000% due 07/01/14	$7,000,000	7,000,000

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $9,421,330; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $9,613,975)	9,421,330	9,421,330

Total Short-Term Investments (Cost $16,421,330)		16,421,330

TOTAL INVESTMENTS - 99.7% (Cost $464,651,419)		622,639,389

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,664,624

NET ASSETS - 100.0%		$624,304,013

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Industrials	24.1%
Financials	23.3%
Consumer Discretionary	14.5%
Materials	9.8%
Energy	9.3%
Information Technology	5.7%
Health Care	4.3%
Others (each less than 3.0%)	8.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments, including those listed under Other Securities, with a total aggregate value of $59,777 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2014.

(e)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(f)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Russell 2000 Mini (09/14)	37	$86,687

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	90,722,596	90,722,596	-	-
	Consumer Staples	17,358,211	13,078,455	4,279,756	-
	Energy	58,271,272	58,271,272	-	-
	Financials	145,528,747	145,528,747	-	-
	Health Care	27,054,680	27,054,680	-	-
	Industrials	150,186,622	150,186,622	-	-
	Information Technology	35,595,897	35,595,897	-	-
	Materials	61,085,256	61,085,256	-	-
	Telecommunication Services	2,271,809	2,271,809	-	-
	Utilities	18,083,192	18,083,192	-	-

		606,158,282	601,878,526	4,279,756	-
	Short-Term Investments	16,421,330	-	16,421,330	-
	Derivatives:
	Equity Contracts
	Futures	86,687	86,687	-	-

	Total	$622,726,076	$601,965,213	$20,701,086	$59,777

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$343,828

Total Warrants (Cost $0)		343,828

COMMON STOCKS - 98.2%

Consumer Discretionary - 17.0%

2U Inc *	216,622	3,641,416
Asbury Automotive Group Inc *	66,461	4,568,529
Buffalo Wild Wings Inc *	60,744	10,065,888
Chuy’s Holdings Inc *	144,316	5,238,671
Coupons.com Inc *	114,972	3,024,913
GoPro Inc ‘A’ *	211,955	8,594,775
iRobot Corp *	235,435	9,641,063
Kate Spade & Co *	126,845	4,837,868
LifeLock Inc *	442,466	6,176,826
Lithia Motors Inc ‘A’	54,332	5,111,011
Mattress Firm Holding Corp *	133,468	6,373,097
Rentrak Corp *	98,167	5,148,859
Restoration Hardware Holdings Inc *	114,085	10,615,609
RetailMeNot Inc *	120,161	3,197,484
Skechers U.S.A. Inc ‘A’ *	117,398	5,365,089
Sonic Corp *	247,422	5,463,078
Tempur Sealy International Inc *	130,754	7,806,014
Zoe’s Kitchen Inc *	90,245	3,102,623
zulily Inc ‘A’ *	165,772	6,788,364

		114,761,177

Consumer Staples - 2.3%

The Hain Celestial Group Inc *	67,254	5,968,120
The WhiteWave Foods Co *	202,939	6,569,136
United Natural Foods Inc *	46,693	3,039,714

		15,576,970

Energy - 6.7%

CARBO Ceramics Inc	55,732	8,589,416
EXCO Resources Inc	611,164	3,599,756
Forum Energy Technologies Inc *	129,966	4,734,661
GasLog Ltd (Bermuda)	180,569	5,758,345
Kodiak Oil & Gas Corp * (Canada)	283,083	4,118,858
Oasis Petroleum Inc *	92,960	5,195,534
Parsley Energy Inc ‘A’ *	186,082	4,478,994
Rice Energy Inc *	135,848	4,136,572
RigNet Inc *	84,565	4,551,288

		45,163,424

Financials - 5.9%

Artisan Partners Asset Management Inc ‘A’	53,236	3,017,416
BankUnited Inc	118,695	3,973,909
E*TRADE Financial Corp *	153,679	3,267,216
Evercore Partners Inc ‘A’	104,386	6,016,809
Financial Engines Inc	67,936	3,076,142
Springleaf Holdings Inc *	245,862	6,380,119
Stifel Financial Corp *	133,005	6,297,787
SVB Financial Group *	27,876	3,250,899
WisdomTree Investments Inc *	350,806	4,335,962

		39,616,259

Health Care - 20.9%

ACADIA Pharmaceuticals Inc *	144,859	3,272,365
Agios Pharmaceuticals Inc *	136,060	6,234,269
Air Methods Corp *	94,915	4,902,360
Align Technology Inc *	126,938	7,113,605

	Shares	Value
Alnylam Pharmaceuticals Inc *	97,545	$6,161,918
Castlight Health Inc ‘B’ *	116,085	1,764,492
Celldex Therapeutics Inc *	221,021	3,607,063
Centene Corp *	87,251	6,597,048
Cepheid *	105,690	5,066,779
Clovis Oncology Inc *	16,107	666,991
DexCom Inc *	88,661	3,516,295
Epizyme Inc *	23,981	746,289
ExamWorks Group Inc *	137,500	4,362,875
Fluidigm Corp *	70,118	2,061,469
Foundation Medicine Inc *	132,187	3,563,761
Globus Medical Inc ‘A’ *	136,418	3,263,119
Impax Laboratories Inc *	166,257	4,986,047
Insulet Corp *	84,890	3,367,586
Intercept Pharmaceuticals Inc *	21,806	5,159,954
InterMune Inc *	245,903	10,856,617
LifePoint Hospitals Inc *	26,678	1,656,704
Myriad Genetics Inc *	89,194	3,471,430
Puma Biotechnology Inc *	25,897	1,709,202
Receptos Inc *	160,937	6,855,916
Revance Therapeutics Inc *	8,000	272,000
Sarepta Therapeutics Inc *	145,106	4,322,708
Synageva BioPharma Corp *	65,423	6,856,330
Team Health Holdings Inc *	189,691	9,473,169
Ultragenyx Pharmaceutical Inc *	17,051	765,419
Veeva Systems Inc ‘A’ *	203,168	5,170,626
WellCare Health Plans Inc *	40,271	3,006,633
Wright Medical Group Inc *	153,325	4,814,405
Zeltiq Aesthetics Inc *	346,610	5,265,006

		140,910,450

Industrials - 12.3%

Air Lease Corp	169,752	6,549,032
Astronics Corp *	84,396	4,764,154
Chart Industries Inc *	40,498	3,350,805
Clean Harbors Inc *	108,523	6,972,603
Genesee & Wyoming Inc ‘A’ *	63,769	6,695,745
Hexcel Corp *	96,967	3,965,950
Knight Transportation Inc	367,874	8,744,365
On Assignment Inc *	185,990	6,615,664
Paylocity Holding Corp *	90,403	1,955,417
Polypore International Inc *	129,685	6,189,865
Rush Enterprises Inc ‘A’ *	91,929	3,187,179
Taser International Inc *	227,928	3,031,442
The Manitowoc Co Inc	174,026	5,718,494
The Middleby Corp *	7,926	655,639
Trex Co Inc *	140,197	4,040,478
TriNet Group Inc *	75,090	1,807,416
US Ecology Inc	66,478	3,254,098
Woodward Inc	117,691	5,905,734

		83,404,080

Information Technology - 29.3%

Arista Networks Inc *	3,800	237,082
Barracuda Networks Inc *	57,387	1,780,145
Belden Inc	73,136	5,716,310
Benefitfocus Inc *	50,369	2,328,055
Cavium Inc *	198,385	9,851,799
comScore Inc *	229,697	8,149,650
Concur Technologies Inc *	19,755	1,843,932
CoStar Group Inc *	19,516	3,086,846
Cray Inc *	176,774	4,702,188
Criteo SA ADR * (France)	52,619	1,776,944
Dealertrack Technologies Inc *	92,004	4,171,461
Demandware Inc *	106,652	7,398,449
Diodes Inc *	157,493	4,560,997
EPAM Systems Inc *	142,175	6,220,156
EVERTEC Inc	195,278	4,733,539
FARO Technologies Inc *	116,718	5,733,188
FireEye Inc *	140,788	5,708,953

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
FLIR Systems Inc	132,915	$4,616,138
GrubHub Inc *	127,049	4,498,805
Intersil Corp ‘A’	212,088	3,170,716
InvenSense Inc *	357,707	8,116,372
IPG Photonics Corp *	96,469	6,637,067
Luxoft Holding Inc * (United Kingdom)	59,693	2,152,530
Materialise NV ADR * (Belgium)	56,311	647,576
MercadoLibre Inc	29,195	2,785,203
Nimble Storage Inc *	131,245	4,031,846
Pandora Media Inc *	121,952	3,597,584
QIWI PLC ADR (Cyprus)	83,212	3,355,940
Rambus Inc *	465,799	6,660,926
Rocket Fuel Inc *	131,611	4,091,786
Shutterstock Inc *	62,830	5,213,633
Silicon Laboratories Inc *	69,260	3,411,055
SunEdison Inc *	364,884	8,246,378
SunPower Corp *	211,366	8,661,779
Synaptics Inc *	107,265	9,722,500
Tableau Software Inc ‘A’ *	52,046	3,712,441
The Ultimate Software Group Inc *	29,045	4,013,148
Xoom Corp *	202,691	5,342,935
Yelp Inc *	108,375	8,310,195
Zillow Inc ‘A’ *	59,739	8,538,495

		197,534,742

Materials - 3.8%

Allegheny Technologies Inc	127,289	5,740,734
Eagle Materials Inc	70,548	6,651,265
Flotek Industries Inc *	254,431	8,182,501
US Silica Holdings Inc	93,106	5,161,797

		25,736,297

Total Common Stocks (Cost $609,650,751)		662,703,399

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $11,592,701; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $11,824,675)	$11,592,701	$11,592,701

Total Short-Term Investment (Cost $11,592,701)		11,592,701

TOTAL INVESTMENTS - 100.0% (Cost $621,243,452)		674,639,928

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(89,212)

NET ASSETS - 100.0%		$674,550,716

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	29.3%
Health Care	20.9%
Consumer Discretionary	17.0%
Industrials	12.3%
Energy	6.7%
Financials	5.9%
Materials	3.8%
Others (each less than 3.0%)	4.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$343,828	$-	$343,828	$-
	Common Stocks (1)	662,703,399	662,703,399	-	-
	Short-Term Investment	11,592,701	-	11,592,701	-

	Total	$674,639,928	$662,703,399	$11,936,529	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Other security		$60,281

Total Rights (Cost $0)		60,281

WARRANTS - 0.0%

Energy - 0.0%

Other security		-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.7%

Consumer Discretionary - 12.9%

Brunswick Corp	35,097	1,478,637
Buffalo Wild Wings Inc *	7,176	1,189,135
Dana Holding Corp	59,446	1,451,671
Tenneco Inc *	23,095	1,517,341
Other securities		82,324,841

		87,961,625

Consumer Staples - 3.1%

Darling Ingredients Inc *	62,322	1,302,530
United Natural Foods Inc *	18,820	1,225,182
Other securities		18,454,217

		20,981,929

Energy - 6.2%

Carrizo Oil & Gas Inc *	17,258	1,195,289
Diamondback Energy Inc *	14,580	1,294,704
Kodiak Oil & Gas Corp * (Canada)	101,138	1,471,558
Rosetta Resources Inc *	23,295	1,277,731
SemGroup Corp ‘A’	16,172	1,275,162
Other securities		35,742,584

		42,257,028

Financials - 22.4%

CNO Financial Group Inc	82,639	1,470,974
FirstMerit Corp	62,697	1,238,266
Highwoods Properties Inc REIT	34,253	1,436,913
Investors Bancorp Inc	137,364	1,517,872
LaSalle Hotel Properties REIT	39,537	1,395,261
MGIC Investment Corp *	128,328	1,185,751
Prosperity Bancshares Inc	26,409	1,653,203
RLJ Lodging Trust REIT	49,747	1,437,191
Stifel Financial Corp *	24,776	1,173,144
Other securities		140,215,612

		152,724,187

Health Care - 13.0%

Cepheid *	26,423	1,266,719
HealthSouth Corp	33,395	1,197,879
InterMune Inc *	37,510	1,656,066
Isis Pharmaceuticals Inc *	44,593	1,536,229
NPS Pharmaceuticals Inc *	40,348	1,333,501
Pacira Pharmaceuticals Inc *	13,567	1,246,265
STERIS Corp	22,397	1,197,792
Team Health Holdings Inc *	26,640	1,330,402
WellCare Health Plans Inc *	16,631	1,241,670
Other securities		76,585,394

		88,591,917

	Shares	Value
Industrials - 13.7%

CLARCOR Inc	19,094	$1,180,964
Curtiss-Wright Corp	18,264	1,197,388
EnerSys	17,795	1,224,118
Esterline Technologies Corp *	12,062	1,388,577
Generac Holdings Inc *	26,217	1,277,817
HEICO Corp	25,215	1,309,667
Moog Inc ‘A’ *	16,876	1,230,092
Teledyne Technologies Inc *	14,231	1,382,826
Woodward Inc	25,132	1,261,124
Other securities		81,851,935

		93,304,508

Information Technology - 17.4%

Aspen Technology Inc *	34,948	1,621,587
Belden Inc	16,538	1,292,610
Cognex Corp *	32,952	1,265,357
FEI Co	16,021	1,453,585
Synaptics Inc *	13,674	1,239,411
The Ultimate Software Group Inc *	10,756	1,486,157
WEX Inc *	14,701	1,543,164
Other securities		108,957,089

		118,858,960

Materials - 5.0%

Axiall Corp	26,516	1,253,411
Graphic Packaging Holding Co *	124,913	1,461,482
PolyOne Corp	35,714	1,504,988
Other securities		29,852,508

		34,072,389

Telecommunication Services - 0.7%

Other securities		5,220,241

Utilities - 3.3%

Cleco Corp	22,900	1,349,955
Dynegy Inc *	38,093	1,325,636
Other securities		19,811,112

		22,486,703

Total Common Stocks (Cost $493,886,583)		666,459,487

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $13,864,635; collateralized by Freddie Mac: 1.500% due 06/26/18 and value $6,145,000; and U.S. Treasury Notes: 1.000% due 05/31/18 and value $7,999,200)	$13,864,635	13,864,635

Total Short-Term Investment (Cost $13,864,635)		13,864,635

TOTAL INVESTMENTS - 99.7% (Cost $507,751,218)		680,384,403

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,350,511

NET ASSETS - 100.0%		$682,734,914

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.4%
Information Technology	17.4%
Industrials	13.7%
Health Care	13.0%
Consumer Discretionary	12.9%
Energy	6.2%
Materials	5.0%
Utilities	3.3%
Consumer Staples	3.1%
Others (each less than 3.0%)	2.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments, including those listed under Other Securities, with a total aggregate value of $60,281 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2014.

(e)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(f)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Russell 2000 Mini (09/14)	145	$367,609

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$60,281	$-	$-	$60,281
	Common Stocks (1)	666,459,487	666,459,487	-	-
	Short-Term Investment	13,864,635	-	13,864,635	-
	Derivatives:
	Equity Contracts
	Futures	367,609	367,609	-	-

	Total	$680,752,012	$666,827,096	$13,864,635	$60,281

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 12.2%

Arctic Cat Inc	45,886	$1,808,826
Bloomin’ Brands Inc *	162,500	3,644,875
Brown Shoe Co Inc	78,529	2,246,715
Cinemark Holdings Inc	126,500	4,473,040
Citi Trends Inc *	137,826	2,957,746
Corus Entertainment Inc ‘B’ (Canada)	70,808	1,656,976
Cracker Barrel Old Country Store Inc	39,400	3,923,058
Dana Holding Corp	259,800	6,344,316
DineEquity Inc	40,430	3,213,781
GameStop Corp ‘A’	102,290	4,139,676
Group 1 Automotive Inc	47,356	3,992,584
Haverty Furniture Cos Inc	90,327	2,269,917
Helen of Troy Ltd * (Bermuda)	74,630	4,524,817
International Game Technology	232,700	3,702,257
MarineMax Inc *	307,540	5,148,220
Meredith Corp	36,378	1,759,240
Meritage Homes Corp *	108,190	4,566,700
Office Depot Inc *	1,081,420	6,153,280
PetMed Express Inc	50,942	686,698
Scholastic Corp	121,096	4,128,163
Sonic Automotive Inc ‘A’	48,800	1,301,984
Sturm Ruger & Co Inc	68,054	4,015,866
Tenneco Inc *	86,280	5,668,596
The Buckle Inc	84,173	3,733,914
The Children’s Place Inc	88,030	4,368,929
Thor Industries Inc	67,200	3,821,664

		94,251,838

Consumer Staples - 4.7%

Cal-Maine Foods Inc	50,372	3,743,647
Casey’s General Stores Inc	29,825	2,096,399
Cott Corp (Canada)	616,673	4,359,878
Dean Foods Co	306,590	5,392,918
Ingredion Inc	72,300	5,425,392
Sanderson Farms Inc	38,882	3,779,330
SpartanNash Co	148,850	3,127,339
The Andersons Inc	74,050	3,819,499
Universal Corp	72,599	4,018,355
Weis Markets Inc	19,815	906,140

		36,668,897

Energy - 9.0%

Alliance Resource Partners LP	56,274	2,625,182
Bill Barrett Corp *	186,740	5,000,897
Boardwalk Pipeline Partners LP	221,200	4,092,200
Bristow Group Inc	72,300	5,828,826
CVR Energy Inc	87,037	4,194,313
Delek US Holdings Inc	60,300	1,702,269
Ensign Energy Services Inc (Canada)	95,914	1,489,429
Golar LNG Partners LP	40,348	1,486,824
Gulfmark Offshore Inc ‘A’	19,200	867,456
LinnCo LLC	123,796	3,873,577
Precision Drilling Corp (NYSE) (Canada)	394,400	5,584,704
Rosetta Resources Inc *	73,500	4,031,475
SandRidge Permian Trust	95,291	1,209,243
ShawCor Ltd (Canada)	73,683	4,097,605
Ship Finance International Ltd (Bermuda)	181,001	3,364,808
Stone Energy Corp *	123,540	5,780,436
Tidewater Inc	69,900	3,924,885
Western Refining Inc	120,300	4,517,265
World Fuel Services Corp	117,481	5,783,590

		69,454,984

Financials - 23.8%

1st Source Corp	12,177	372,860
Allied World Assurance Co Holdings AG (Switzerland)	111,897	4,254,324

	Shares	Value
Altisource Residential Corp REIT	137,000	$3,566,110
American Financial Group Inc	74,500	4,437,220
Ashford Hospitality Prime Inc REIT	169,045	2,900,812
Ashford Hospitality Trust Inc REIT	228,860	2,641,044
Aspen Insurance Holdings Ltd (Bermuda)	114,820	5,215,124
Associated Banc-Corp	186,700	3,375,536
Associated Estates Realty Corp REIT	348,457	6,279,195
BioMed Realty Trust Inc REIT	115,370	2,518,527
Blackstone Mortgage Trust Inc ‘A’ REIT	103,200	2,992,800
Canadian Western Bank (Canada)	84,920	3,174,602
CareTrust REIT Inc *	23,921	473,636
Cash America International Inc	86,299	3,834,265
CNO Financial Group Inc	229,806	4,090,547
Community Trust Bancorp Inc	15,022	514,053
Customers Bancorp Inc *	110,988	2,220,866
DiamondRock Hospitality Co REIT	287,820	3,689,852
Essent Group Ltd * (Bermuda)	58,040	1,166,024
First American Financial Corp	141,500	3,932,285
First BanCorp PR *	463,881	2,523,513
First Commonwealth Financial Corp	288,690	2,661,722
First Financial Bancorp	19,625	337,746
First Interstate BancSystem Inc	17,600	478,368
First Merchants Corp	38,774	819,682
First Niagara Financial Group Inc	763,090	6,669,407
FirstMerit Corp	388,986	7,682,473
Franklin Street Properties Corp REIT	139,300	1,752,394
Fulton Financial Corp	314,270	3,893,805
Hersha Hospitality Trust REIT	556,980	3,737,336
Home Loan Servicing Solutions Ltd (Cayman)	154,600	3,514,058
Home Properties Inc REIT	33,000	2,110,680
HomeStreet Inc	129,761	2,383,710
International Bancshares Corp	25,577	690,579
LTC Properties Inc REIT	100,790	3,934,842
Medical Properties Trust Inc REIT	333,920	4,421,101
Montpelier Re Holdings Ltd (Bermuda)	65,600	2,095,920
National Penn Bancshares Inc	109,464	1,158,129
Old National Bancorp	159,752	2,281,259
Omega Healthcare Investors Inc REIT	109,700	4,043,542
PacWest Bancorp	77,020	3,324,953
Parkway Properties Inc REIT	229,640	4,742,066
Popular Inc *	139,360	4,763,325
Protective Life Corp	55,218	3,828,264
Ramco-Gershenson Properties Trust REIT	219,692	3,651,281
Retail Properties of America Inc ‘A’ REIT	188,787	2,903,544
Southside Bancshares Inc	21,305	616,993
STAG Industrial Inc REIT	111,290	2,672,073
Starwood Property Trust Inc REIT	135,800	3,227,966
Starwood Waypoint Residential Trust REIT *	29,740	779,485
Susquehanna Bancshares Inc	605,460	6,393,658
Symetra Financial Corp	88,083	2,003,007
Trustmark Corp	104,606	2,582,722
Umpqua Holdings Corp	176,850	3,169,152
Universal Insurance Holdings Inc	91,383	1,185,237
Validus Holdings Ltd (Bermuda)	130,230	4,979,995
Washington Federal Inc	136,600	3,063,938
Webster Financial Corp	148,917	4,696,842
WesBanco Inc	22,405	695,451
Wilshire Bancorp Inc	302,199	3,103,584
Zions Bancorp	116,260	3,426,182

		184,649,666

Health Care - 4.3%

Analogic Corp	4,200	328,608
Health Net Inc *	55,550	2,307,547
LifePoint Hospitals Inc *	88,540	5,498,334
Molina Healthcare Inc *	106,390	4,748,186
PerkinElmer Inc	106,000	4,965,040
Select Medical Holdings Corp	219,100	3,417,960
STERIS Corp	98,200	5,251,736

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Teleflex Inc	47,200	$4,984,320
The Cooper Cos Inc	10,277	1,392,842
The Ensign Group Inc	23,921	743,464

		33,638,037

Industrials - 17.5%

AAR Corp	107,600	2,965,456
AECOM Technology Corp *	103,110	3,320,142
Air Transport Services Group Inc *	387,833	3,246,162
Alliant Techsystems Inc	34,800	4,660,416
Applied Industrial Technologies Inc	32,500	1,648,725
AZZ Inc	31,271	1,440,968
Columbus McKinnon Corp	177,094	4,790,393
Con-way Inc	80,310	4,048,427
Crane Co	72,850	5,417,126
Cubic Corp	27,600	1,228,476
Curtiss-Wright Corp	29,400	1,927,464
Elbit Systems Ltd (NASDAQ) (Israel)	18,600	1,143,900
Ennis Inc	37,800	576,828
GATX Corp	57,323	3,837,202
General Cable Corp	158,870	4,076,604
Granite Construction Inc	86,140	3,099,317
Hawaiian Holdings Inc *	311,460	4,270,117
Hillenbrand Inc	63,100	2,058,322
Hyster-Yale Materials Handling Inc	37,360	3,307,854
Kelly Services Inc ‘A’	88,950	1,527,272
Kennametal Inc	100,500	4,651,140
Park-Ohio Holdings Corp	139	8,077
Rush Enterprises Inc ‘A’ *	80,638	2,795,719
Saia Inc *	58,940	2,589,234
SkyWest Inc	248,770	3,039,969
Standex International Corp	15,100	1,124,648
TAL International Group Inc *	67,380	2,988,977
Terex Corp	105,410	4,332,351
Textainer Group Holdings Ltd (Bermuda)	49,498	1,911,613
The Babcock & Wilcox Co	126,239	4,097,718
The Brink’s Co	97,000	2,737,340
Trinity Industries Inc	130,192	5,691,994
Triumph Group Inc	55,939	3,905,661
Tutor Perini Corp *	168,020	5,332,955
UniFirst Corp	22,248	2,358,288
United Stationers Inc	136,843	5,674,879
URS Corp	96,250	4,413,063
Valmont Industries Inc	33,800	5,135,910
Viad Corp	202,960	4,838,566
Wabash National Corp *	377,030	5,372,677
West Corp	35,695	956,626
Westjet Airlines Ltd (Canada)	127,332	3,126,469

		135,675,045

Information Technology - 12.7%

Anixter International Inc	32,350	3,237,264
Arrow Electronics Inc *	71,650	4,328,376
Avnet Inc	87,480	3,876,239
AVX Corp	68,700	912,336
Belden Inc	74,800	5,846,368
Booz Allen Hamilton Holding Corp	220,350	4,680,234
Broadridge Financial Solutions Inc	110,200	4,588,728
Convergys Corp	148,300	3,179,552
CSG Systems International Inc	60,100	1,569,211
Entegris Inc *	358,200	4,923,459
Fabrinet * (Cayman)	231,683	4,772,670
Insight Enterprises Inc *	161,358	4,960,145
Integrated Silicon Solution Inc *	323,990	4,785,332
j2 Global Inc	74,096	3,768,522
Jabil Circuit Inc	262,660	5,489,594
Magnachip Semiconductor Corp *	224,946	3,171,739
Mentor Graphics Corp	181,980	3,925,309
Mitel Networks Corp * (Canada)	337,219	3,554,288
MKS Instruments Inc	131,480	4,107,435
Photronics Inc *	467,818	4,023,235
Spansion Inc ‘A’ *	256,595	5,406,457

	Shares	Value
Sykes Enterprises Inc *	253,090	$5,499,646
TTM Technologies Inc *	310,870	2,549,134
Vishay Intertechnology Inc	367,492	5,692,451

		98,847,724

Materials - 8.9%

A Schulman Inc	149,027	5,767,345
Cabot Corp	86,300	5,004,537
Commercial Metals Co	451,910	7,822,562
Graphic Packaging Holding Co *	324,440	3,795,948
Hi-Crush Partners LP	44,587	2,923,124
HudBay Minerals Inc (Canada)	363,911	3,366,104
Innophos Holdings Inc	58,600	3,373,602
Methanex Corp (NASDAQ) (Canada)	79,276	4,897,671
Neenah Paper Inc	44,397	2,359,701
Olin Corp	177,005	4,764,975
PetroLogistics LP	80,126	1,150,609
Rentech Nitrogen Partners LP	58,423	992,023
Rock-Tenn Co ‘A’	29,300	3,093,787
Royal Gold Inc	69,225	5,269,407
RTI International Metals Inc *	15,400	409,486
Schweitzer-Mauduit International Inc	40,022	1,747,361
Silgan Holdings Inc	55,870	2,839,313
Sonoco Products Co	87,550	3,846,071
Steel Dynamics Inc	241,500	4,334,925
Stepan Co	27,672	1,462,742
Western Forest Products Inc (Canada)	27,583	57,645

		69,278,938

Utilities - 4.3%

Atmos Energy Corp	96,800	5,169,120
El Paso Electric Co	56,347	2,265,713
Great Plains Energy Inc	142,200	3,820,914
PNM Resources Inc	206,380	6,053,126
Southwest Gas Corp	89,270	4,712,563
The Laclede Group Inc	36,100	1,752,655
UGI Corp	188,700	9,529,350

		33,303,441

Total Common Stocks (Cost $627,532,807)		755,768,570

CLOSED-END MUTUAL FUND - 0.3%

Central Fund of Canada Ltd ‘A’ (Canada)	144,500	2,101,030

Total Closed-End Mutual Fund (Cost $1,767,121)		2,101,030

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $22,796,259; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $23,258,000)	$22,796,259	22,796,259

Total Short-Term Investment (Cost $22,796,259)		22,796,259

TOTAL INVESTMENTS - 100.6% (Cost $652,096,187)		780,665,859

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(4,870,887)

NET ASSETS - 100.0%		$775,794,972

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.8%
Industrials	17.5%
Information Technology	12.7%
Consumer Discretionary	12.2%
Energy	9.0%
Materials	8.9%
Consumer Staples	4.7%
Health Care	4.3%
Utilities	4.3%
Others (each less than 3.0%)	3.2%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$755,768,570	$755,768,570	$-	$-
	Closed-End Mutual Fund	2,101,030	2,101,030	-	-
	Short-Term Investment	22,796,259	-	22,796,259	-

	Total	$780,665,859	$757,869,600	$22,796,259	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.8%

Consumer Discretionary - 1.5%

Cox Communications Inc 5.450% due 12/15/14	$11,252,000	$11,500,928
Discovery Communications LLC 3.700% due 06/01/15	7,455,000	7,676,630
DISH DBS Corp 6.625% due 10/01/14	2,000,000	2,027,500
DR Horton Inc 5.625% due 09/15/14	8,680,000	8,771,140
The Home Depot Inc 5.400% due 03/01/16	350,000	377,810
The Walt Disney Co 0.450% due 12/01/15	700,000	700,904

		31,054,912

Consumer Staples - 0.4%

Anheuser-Busch InBev Finance Inc 0.800% due 01/15/16	200,000	200,907
Anheuser-Busch InBev Worldwide Inc 0.800% due 07/15/15	500,000	502,359
Diageo Finance BV (Netherlands) 5.300% due 10/28/15	500,000	531,631
Mondelez International Inc 4.125% due 02/09/16	1,850,000	1,946,048
Philip Morris International Inc 2.500% due 05/16/16	700,000	725,210
SABMiller Holdings Inc 1.850% due 01/15/15 ~	300,000	302,143
Tesco PLC (United Kingdom) 2.000% due 12/05/14 ~	2,200,000	2,212,916
The Procter & Gamble Co 1.800% due 11/15/15	600,000	611,763
Wesfarmers Ltd (Australia) 2.983% due 05/18/16 ~	700,000	727,307

		7,760,284

Energy - 2.4%

BG Energy Capital PLC (United Kingdom) 2.500% due 12/09/15 ~	700,000	716,070
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	700,000	722,581
Canadian Natural Resources Ltd (Canada) 0.609% due 03/30/16 §	3,350,000	3,358,713
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	300,000	300,777
CNPC General Capital Ltd (United Kingdom) 1.450% due 04/16/16 ~	700,000	701,751
Enbridge Inc (Canada) 0.678% due 06/02/17 §	1,900,000	1,905,198
Enterprise Products Operating LLC 3.700% due 06/01/15	1,000,000	1,029,049
Petrobras Global Finance BV (Netherlands) 1.849% due 05/20/16 §	2,800,000	2,810,472
Petroleos Mexicanos (Mexico) 4.875% due 03/15/15	700,000	720,475
Phillips 66 1.950% due 03/05/15	3,000,000	3,030,447
Sinopec Group Overseas Development Ltd (United Kingdom) 1.750% due 04/10/17 ~	22,500,000	22,531,140
Transocean Inc (Cayman) 4.950% due 11/15/15	9,500,000	10,019,261

		47,845,934

	Principal Amount	Value
Financials - 35.8%

Ally Financial Inc
2.427% due 12/01/14 §	$950,000	$953,944
4.625% due 06/26/15	600,000	620,250
6.750% due 12/01/14	4,200,000	4,297,125
8.300% due 02/12/15	600,000	626,250
American Express Credit Corp
1.330% due 06/12/15 §	2,000,000	2,020,350
2.750% due 09/15/15	1,000,000	1,026,447
5.125% due 08/25/14	4,000,000	4,028,636
American Honda Finance Corp
0.443% due 11/03/14 § ~	500,000	500,440
1.000% due 08/11/15 ~	200,000	200,985
Asian Development Bank (Multi-National) 0.161% due 05/13/16 §	40,000,000	40,003,920
Australia & New Zealand Banking Group Ltd (Australia) 1.000% due 10/06/16 ~	750,000	755,434
Banco Santander Chile (Chile) 1.127% due 04/11/17 § ~	1,800,000	1,801,224
Bank Nederlandse Gemeenten (Netherlands)
0.273% due 05/07/15 § ~	4,100,000	4,102,251
0.504% due 05/15/18 § ~	55,800,000	56,161,193
Bank of America Corp
4.500% due 04/01/15	5,000,000	5,149,950
5.000% due 01/15/15	575,000	588,648
5.450% due 07/15/14	2,100,000	2,104,553
Bank of America NA 0.645% due 05/08/17 §	7,800,000	7,800,991
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	18,436,000	18,875,533
Berkshire Hathaway Finance Corp 2.450% due 12/15/15	975,000	1,002,940
BPCE SA (France) 0.862% due 06/17/17 §	15,200,000	15,206,521
Caterpillar Financial Services Corp 0.700% due 11/06/15	700,000	702,593
CDP Financial Inc (Canada) 3.000% due 11/25/14 ~	16,900,000	17,078,295
Citigroup Inc
2.650% due 03/02/15	5,000,000	5,071,855
3.953% due 06/15/16	2,500,000	2,638,740
6.010% due 01/15/15	2,367,000	2,438,630
Commonwealth Bank of Australia (Australia) 0.750% due 01/13/17 ~	850,000	852,501
Credit Agricole SA (France)
1.027% due 04/15/19 § ~	1,600,000	1,614,110
3.500% due 04/13/15 ~	15,000,000	15,328,905
Credit Suisse NY (Switzerland) 3.500% due 03/23/15	4,500,000	4,599,072
Daimler Finance North America LLC
0.829% due 01/09/15 § ~	700,000	701,646
1.300% due 07/31/15 ~	3,300,000	3,327,502
Dexia Credit Local SA (France)
0.508% due 01/21/16 § ~	8,000,000	8,003,072
0.519% due 11/04/15 § ~	EUR 6,000,000	8,225,661
0.603% due 11/07/16 § ~	$1,300,000	1,304,703
DNB Boligkreditt AS (Norway) 2.900% due 03/29/17 ~	10,000,000	10,391,960
Eksportfinans ASA (Norway) 2.000% due 09/15/15	1,000,000	1,001,500
Erste Abwicklungsanstalt (Germany)
0.431% due 06/07/16 § ~	20,000,000	20,049,720
0.527% due 01/29/16 §	15,800,000	15,861,636
0.625% due 11/20/14 ~	3,600,000	3,605,335
0.980% due 03/13/15 §	20,000,000	20,103,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Export-Import Bank of Korea (South Korea)
0.977% due 01/14/17 §	$3,200,000	$3,223,667
5.125% due 03/16/15	3,000,000	3,094,146
Ford Motor Credit Co LLC
0.675% due 11/08/16 §	9,400,000	9,400,987
2.750% due 05/15/15	7,850,000	8,002,164
7.000% due 04/15/15	6,000,000	6,301,944
12.000% due 05/15/15	500,000	549,549
General Electric Capital Corp
0.504% due 05/15/17 §	10,600,000	10,616,419
0.609% due 01/09/15 §	11,300,000	11,323,798
HSBC Bank PLC (United Kingdom)
3.100% due 05/24/16 ~	1,250,000	1,306,756
3.500% due 06/28/15 ~	7,000,000	7,213,710
HSBC Finance Corp 0.657% due 06/01/16 §	1,250,000	1,250,939
Hyundai Capital America
1.625% due 10/02/15 ~	900,000	908,431
3.750% due 04/06/16 ~	808,000	845,925
Hyundai Capital Services Inc (South Korea) 6.000% due 05/05/15 ~	900,000	938,470
Industrial Bank of Korea (South Korea) 2.375% due 07/17/17 ~	6,500,000	6,645,229
ING Bank NV (Netherlands) 0.574% due 01/04/16 § ~	18,000,000	18,001,350
Intesa Sanpaolo SPA (Italy) 1.608% due 04/11/16 §	2,000,000	2,019,460
IPIC GMTN Ltd (Cayman) 1.750% due 11/30/15 ~	950,000	965,457
JPMorgan Chase & Co
0.676% due 04/23/15 §	14,835,000	14,870,559
0.887% due 10/15/15 §	7,215,000	7,257,244
1.100% due 10/15/15	700,000	703,098
1.281% due 03/20/15 §	7,400,000	7,448,781
1.355% due 09/22/15 §	700,000	707,828
3.700% due 01/20/15	20,000,000	20,356,260
4.750% due 03/01/15	2,254,000	2,319,136
Kookmin Bank (South Korea) 1.478% due 10/11/16 § ~	900,000	914,073
Korea Finance Corp (South Korea) 3.250% due 09/20/16	535,000	559,632
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	1,100,000	1,106,969
Macquarie Group Ltd (Australia) 7.300% due 08/01/14 ~	250,000	251,308
MetLife Institutional Funding II 0.600% due 01/06/15 § ~	400,000	400,808
Mizuho Bank Ltd (Japan) 0.659% due 04/16/17 § ~	2,000,000	2,003,034
Morgan Stanley
3.800% due 04/29/16	5,000,000	5,251,595
4.100% due 01/26/15	600,000	612,470
4.200% due 11/20/14	2,280,000	2,314,296
6.000% due 04/28/15	7,000,000	7,326,802
National Australia Bank Ltd (Australia) 0.730% due 07/08/14 § ~	7,250,000	7,250,515
Navient Corp
3.875% due 09/10/15	400,000	410,000
6.250% due 01/25/16	3,700,000	3,945,125
Nederlandse Waterschapsbank NV (Netherlands)
0.272% due 03/17/15 § ~	27,000,000	27,007,776
0.278% due 10/27/14 § ~	1,095,000	1,095,133
0.455% due 02/14/18 § ~	13,000,000	13,050,544
Norddeutsche Landesbank Girozentrale (Germany) 0.875% due 10/16/15 ~	2,000,000	2,010,022
Nordea Bank AB (Sweden) 2.250% due 03/20/15 ~	800,000	811,121

	Principal Amount	Value
NRW Bank (Germany) 0.469% due 10/16/17 § ~	$46,000,000	$46,222,134
Pricoa Global Funding I 0.375% due 05/16/16 § ~	2,500,000	2,501,618
QNB Finance Ltd (Cayman) 3.125% due 11/16/15 ~	700,000	722,750
RCI Banque SA (France) 4.600% due 04/12/16 ~	1,000,000	1,059,536
Shinhan Bank (South Korea) 0.880% due 04/08/17 § ~	2,000,000	2,007,378
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	2,500,000	2,566,262
Sun Trust Bank 0.535% due 04/01/15 §	1,500,000	1,499,945
Svensk Exportkredit AB (Sweden)
0.267% due 07/13/14 §	60,000,000	60,001,260
3.250% due 09/16/14	1,000,000	1,006,135
The Bank of New York Mellon Corp 0.457% due 03/04/16 §	1,300,000	1,301,829
The Bear Stearns Cos LLC 5.700% due 11/15/14	3,435,000	3,501,333
The Goldman Sachs Group Inc
0.628% due 07/22/15 §	900,000	900,444
0.834% due 09/29/14 §	2,195,000	2,197,803
1.227% due 11/21/14 §	2,230,000	2,237,448
5.000% due 10/01/14	25,500,000	25,794,117
5.125% due 01/15/15	200,000	204,803
5.350% due 01/15/16	600,000	640,339
The Korea Development Bank (South Korea) 0.853% due 01/22/17 §	2,000,000	2,003,546
Toyota Motor Credit Corp
0.875% due 07/17/15	200,000	201,223
2.800% due 01/11/16	700,000	724,935
Volkswagen Group of America Finance LLC 0.597% due 05/23/17 § ~	4,000,000	4,007,368
Volkswagen International Finance NV (Netherlands) 2.875% due 04/01/16 ~	700,000	726,347
Wachovia Corp 0.565% due 10/28/15 §	11,989,000	12,015,388
Wells Fargo & Co 0.428% due 10/28/15 §	725,000	725,273
Wells Fargo Bank NA 0.603% due 11/03/14 §	5,000,000	5,004,100
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	500,000	501,946
Westpac Securities NZ Ltd (New Zealand) 3.450% due 07/28/14 ~	5,300,000	5,312,227

		718,909,018

Health Care - 3.7%

AbbVie Inc 0.983% due 11/06/15 §	10,200,000	10,288,332
Amgen Inc
0.608% due 05/22/17 §	15,600,000	15,619,999
1.875% due 11/15/14	7,150,000	7,190,777
Express Scripts Holding Co
2.100% due 02/12/15	22,100,000	22,325,486
2.750% due 11/21/14	5,050,000	5,097,788
Pfizer Inc 5.350% due 03/15/15	650,000	672,456
Sanofi (France) 2.625% due 03/29/16	750,000	777,083
Takeda Pharmaceutical Co Ltd (Japan) 1.031% due 03/17/15 ~	700,000	703,499

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	$2,000,000	$2,049,126
Thermo Fisher Scientific Inc 3.200% due 05/01/15	9,508,000	9,720,818

		74,445,364

Industrials - 1.1%

Honeywell International Inc 0.276% due 11/17/15 §	10,000,000	10,008,850
International Lease Finance Corp
4.875% due 04/01/15	1,000,000	1,026,875
6.500% due 09/01/14 ~	250,000	252,188
8.625% due 09/15/15	6,400,000	6,944,000
John Deere Capital Corp 0.700% due 09/04/15	700,000	702,466
Kansas City Southern de Mexico SA de CV (Mexico) 0.928% due 10/28/16 §	1,500,000	1,506,031
Penske Truck Leasing Co LP 3.125% due 05/11/15 ~	1,200,000	1,226,326
USG Corp 8.375% due 10/15/18 ~	1,000,000	1,057,000

		22,723,736

Information Technology - 0.7%

International Business Machines Corp 2.000% due 01/05/16	1,050,000	1,074,621
Oracle Corp 0.741% due 10/08/19 §	10,800,000	10,800,000
Xerox Corp 4.250% due 02/15/15	3,068,000	3,139,058

		15,013,679

Materials - 0.4%

Anglo American Capital PLC (United Kingdom) 1.176% due 04/15/16 § ~	1,600,000	1,605,789
EI du Pont de Nemours & Co 2.750% due 04/01/16	550,000	570,829
Linde Finance BV (Netherlands) 3.625% due 11/13/14	5,120,000	5,178,696

		7,355,314

Telecommunication Services - 5.5%

America Movil SAB de CV (Mexico) 3.625% due 03/30/15	650,000	664,788
AT&T Inc 0.608% due 02/12/16 §	750,000	752,453
BellSouth Corp 4.182% due 04/26/21 ~	40,000,000	41,157,000
British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	1,075,000	1,090,449
Orange SA (France) 2.125% due 09/16/15	1,087,000	1,103,997
Telecom Italia Capital SA (Luxembourg)
4.950% due 09/30/14	2,200,000	2,222,880
5.250% due 10/01/15	2,000,000	2,095,000
Verizon Communications Inc
0.631% due 06/09/17 §	17,000,000	17,031,994
1.761% due 09/15/16 §	9,975,000	10,255,317
1.981% due 09/14/18 §	33,000,000	34,851,993

		111,225,871

	Principal Amount	Value
Utilities - 0.3%

Pacific Gas & Electric Co 0.423% due 05/11/15 §	$4,100,000	$4,102,214
Scottish Power Ltd (United Kingdom) 5.375% due 03/15/15	2,000,000	2,064,040

		6,166,254

Total Corporate Bonds & Notes (Cost $1,041,518,279)		1,042,500,366

MORTGAGE-BACKED SECURITIES - 2.0%

Collateralized Mortgage Obligations - Commercial - 2.0%

Credit Suisse First Boston Mortgage Securities Corp 4.829% due 11/15/37 "	10,969,163	11,020,104
Fannie Mae
0.442% due 12/25/17 " §	16,700,000	16,708,559
0.499% due 01/25/17 " §	9,928,400	9,949,131
GS Mortgage Securities Corp II 4.751% due 07/10/39 "	1,882,272	1,921,520

		39,599,314

Collateralized Mortgage Obligation - Residential - 0.0%

Granite Mortgages PLC (United Kingdom) 0.511% due 09/20/44 " §	91,990	91,792

Total Mortgage-Backed Securities (Cost $39,839,830)		39,691,106

ASSET-BACKED SECURITIES - 8.5%

Aimco CLO (Cayman) 0.479% due 08/20/20 " § ~	1,034,047	1,025,255
Ally Auto Receivables Trust 0.480% due 02/15/17 "	12,000,000	12,001,626
American Express Credit Account Master Trust 1.260% due 01/15/20 " #	20,000,000	20,005,520
BA Credit Card Trust 0.422% due 09/16/19 " §	25,300,000	25,337,482
Chase Issuance Trust
0.352% due 05/15/18 " §	17,000,000	17,028,662
0.359% due 04/16/18 " §	16,000,000	16,010,864
Citibank Credit Card Issuance Trust 0.351% due 05/09/18 " §	20,000,000	20,019,410
Fifth Third Auto Trust
0.312% due 04/17/17 " §	9,400,000	9,437,398
0.450% due 04/17/17 "	1,300,000	1,299,955
Ford Credit Auto Lease Trust 0.332% due 10/15/16 " §	9,000,000	9,001,490
GE Capital Credit Card Master Note Trust 3.690% due 03/15/18 "	2,200,000	2,249,068
GE Equipment Transportation LLC 0.550% due 12/23/16 "	1,500,000	1,500,392
LCM X LP (Cayman) 1.487% due 04/15/22 " § ~	10,000,000	10,000,287
Navient Student Loan Trust 0.438% due 03/25/21 " §	8,900,000	8,902,830
Santander Drive Auto Receivables Trust
0.270% due 01/15/15 "	2,794,322	2,794,113
1.040% due 08/15/16 "	7,434,452	7,440,801
SLM Student Loan Trust 0.312% due 02/27/17 " §	1,287,458	1,287,084
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	6,000,000	6,000,678

Total Asset-Backed Securities (Cost $171,207,094)		171,342,915

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 0.7%

U.S. Treasury Notes - 0.7%

0.250% due 02/28/15 ‡	$12,300,000	$12,313,690
0.250% due 03/31/15 ‡	700,000	700,834

		13,014,524

Total U.S. Treasury Obligations (Cost $13,012,796)		13,014,524

FOREIGN GOVERNMENT BONDS & NOTES - 0.6%

Japan Bank for International Cooperation (Japan) 0.584% due 11/13/18 §	4,000,000	4,015,772
Kommuninvest I Sverige AB (Sweden)
0.233% due 06/22/15 § ~	6,500,000	6,505,142
0.281% due 09/11/14 § ~	2,000,000	2,000,416

Total Foreign Government Bonds & Notes (Cost $12,516,881)		12,521,330

MUNICIPAL BONDS - 1.3%

City of New York NY ‘O’ 4.650% due 06/01/15	1,000,000	1,039,330
County of Posey IN 0.300% due 07/01/46 §	19,000,000	19,001,330
New Jersey Economic Development Authority ‘OO’ 0.857% due 03/01/15	400,000	401,164
Ohio State Water Development Authority ‘A’ 3.375% due 07/01/33 §	700,000	714,658
State of Texas 0.553% due 06/01/19 §	3,200,000	3,200,320
University of California
0.392% due 05/15/15	400,000	400,424
0.651% due 07/01/41 §	2,000,000	2,003,060

Total Municipal Bonds (Cost $26,747,350)		26,760,286

SHORT-TERM INVESTMENTS - 37.7%
Certificates of Deposit - 2.5%

Bank of Nova Scotia (Canada) 0.520% due 03/06/15 §	5,000,000	5,010,115
Barclays Bank PLC (United Kingdom) 0.532% due 05/01/15 §	20,000,000	19,999,180
Credit Agricole SA (France) 0.560% due 11/30/15 §	4,800,000	4,800,307
Credit Suisse NY (Switzerland)
0.437% due 01/12/15 §	5,000,000	5,000,840
0.462% due 03/17/15 §	4,500,000	4,500,121
0.603% due 01/28/16 §	10,300,000	10,306,510

		49,617,073

Commercial Paper - 10.8%

AXA Financial Inc
0.550% due 06/01/15	3,600,000	3,606,889
0.550% due 06/10/15	12,000,000	11,946,410
0.560% due 06/10/15	4,500,000	4,479,904
CNPC Finance Ltd (Hong Kong) 0.380% due 07/15/14	19,000,000	18,997,192
ConAgra Foods Inc 0.470% due 07/21/14	21,500,000	21,494,386
Electricite de France SA 0.560% due 01/06/15	19,800,000	19,764,471
ENI Coordination Center (Belgium) 0.500% due 03/13/15	8,400,000	8,373,658

	Principal Amount	Value
Eni Finance USA Inc 0.580% due 05/22/15	$11,700,000	$11,651,051
Ford Motor Credit Co
0.680% due 03/02/15	1,100,000	1,095,037
0.720% due 03/03/15	2,900,000	2,886,842
Glencore Funding LLC
0.610% due 10/07/14	4,100,000	4,096,550
0.630% due 11/05/14	3,500,000	3,495,955
0.670% due 07/15/14	2,200,000	2,199,427
0.700% due 07/16/14	10,000,000	9,997,083
Kansas City Southern Railway 0.590% due 07/11/14	4,000,000	3,999,344
Macquarie Bank Ltd 0.527% due 04/07/15	19,000,000	19,000,703
Mohawk Industries Inc
0.550% due 07/18/14	1,500,000	1,499,610
0.550% due 07/23/14	5,000,000	4,998,319
0.550% due 07/31/14	7,750,000	7,747,257
0.720% due 07/08/14	2,000,000	1,999,720
0.780% due 07/02/14	1,800,000	1,799,961
Nisource Finance Corp
0.550% due 07/11/14	5,000,000	4,999,236
0.600% due 07/08/14	2,800,000	2,799,673
0.600% due 07/22/14	3,699,000	3,697,705
0.600% due 07/24/14	5,000,000	4,998,083
0.610% due 07/29/14	4,900,000	4,897,675
Noble Corp 0.430% due 07/18/14	10,000,000	9,997,969
Thermo Fisher Scientific Inc 0.550% due 07/02/14	1,000,000	999,985
Vodafone Group PLC
0.510% due 06/01/15	9,100,000	9,058,043
0.530% due 06/02/15	11,000,000	10,949,132

		217,527,270

Foreign Government Issue - 1.7%

Mexico Cetes (Mexico) 3.589% due 07/24/14	MXN 433,900,000	33,370,738

U.S. Treasury Bills - 4.3%

0.046% due 10/30/14 ‡	$14,200,000	14,198,396
0.052% due 10/16/14 ‡	71,699,000	71,690,468
0.073% due 08/21/14 ‡	374,000	373,962
0.082% due 09/04/14 ‡	350,000	349,991

		86,612,817

U.S. Government Agency Issues - 10.5%

Fannie Mae
0.060% due 09/22/14	3,766,000	3,765,740
0.070% due 11/17/14	16,600,000	16,596,796
Federal Home Loan Bank
0.078% due 10/29/14	22,734,000	22,730,976
0.090% due 02/27/15	102,225,000	102,206,172
0.102% due 01/26/11	2,300,000	2,299,066
0.105% due 04/09/15	15,600,000	15,589,002
Freddie Mac
0.070% due 11/21/14	34,700,000	34,693,095
0.110% due 11/19/14	12,600,000	12,597,531

		210,478,378

Repurchase Agreements - 7.9%

Bank of America Corp 0.140% due 07/01/14 (Dated 06/30/14, repurchase price of $58,300,227; collateralized by U.S. Treasury Notes: 1.625% due 06/30/19 and value $59,796,645)	58,300,000	58,300,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Barclays PLC 0.130% due 07/01/14 (Dated 06/30/14, repurchase price of $50,600,183; collateralized by U.S. Treasury Notes: 2.000% due 02/28/21 and value $51,596,097)	$50,600,000	$50,600,000
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $3,197,647; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $3,266,050)	3,197,647	3,197,647
JPMorgan Chase & Co 0.140% due 07/01/14 (Dated 06/30/14, repurchase price of $35,800,139; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $36,612,219)	35,800,000	35,800,000
JPMorgan Chase & Co 0.200% due 07/01/14 (Dated 06/30/14, repurchase price of $8,000,044; collateralized by Fannie Mae: 1.670% due 12/17/18 and value $8,184,609)	8,000,000	8,000,000
The Goldman Sachs Group Inc 0.200% due 07/01/14 (Dated 06/30/14, repurchase price of $3,300,018; collateralized by Fannie Mae: 4.000% due 10/01/42 and value $3,384,720)	3,300,000	3,300,000

		159,197,647

Total Short-Term Investments (Cost $755,975,293)		756,803,923

TOTAL INVESTMENTS - 102.6% (Cost $2,060,817,523)		2,062,634,450

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(51,841,486)

NET ASSETS - 100.0%		$2,010,792,964

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	51.8%
Short-Term Investments	37.7%
Asset-Backed Securities	8.5%
Others (each less than 3.0%)	4.6%

	102.6%
Other Assets & Liabilities, Net	(2.6%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2014, investments with a total aggregate value of $90,595,784 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (09/14)	20,644	$29,569,038

(e)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	8,137,806	EUR	6,006,000	08/14	DUB	($87,761)
USD	32,303,454	MXN	433,900,000	07/14	GSC	(1,090,165)

Total Forward Foreign Currency Contracts						($1,177,926)

(f)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CMBX AAA1	0.100%	10/12/52	GSC	$3,663,633	($13,087)	($11,449)	($1,638)

					($13,087)	($11,449)	($1,638)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,042,500,366	$-	$1,042,500,366	$-
	Mortgage-Backed Securities	39,691,106	-	39,691,106	-
	Asset-Backed Securities	171,342,915	-	171,342,915	-
	U.S. Treasury Obligations	13,014,524	-	13,014,524	-
	Foreign Government Bonds & Notes	12,521,330	-	12,521,330	-
	Municipal Bonds	26,760,286	-	26,760,286	-
	Short-Term Investments	756,803,923	-	756,803,923	-
	Derivatives:
	Equity Contracts
	Futures	29,569,038	29,569,038	-	-

	Total Assets	2,092,203,488	29,569,038	2,062,634,450	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(13,087)	-	(13,087)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,177,926)	-	(1,177,926)	-

	Total Liabilities - Derivatives	(1,191,013)	-	(1,191,013)	-

	Total Liabilities	(1,191,013)	-	(1,191,013)	-

	Total	$2,091,012,475	$29,569,038	$2,061,443,437	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 16.4%

AutoZone Inc *	15,280	$8,193,747
Bed Bath & Beyond Inc *	173,400	9,949,692
Best Buy Co Inc	321,100	9,957,311
Brookfield Residential Properties Inc (NYSE) * (Canada)	216,400	4,490,300
CBS Corp ‘B’	71,000	4,411,940
ClubCorp Holdings Inc	177,000	3,281,580
Coach Inc	63,616	2,175,031
DIRECTV *	52,371	4,452,059
DISH Network Corp ‘A’ *	184,111	11,981,944
Entercom Communications Corp ‘A’ *	136,494	1,464,581
Expedia Inc	143,900	11,333,564
Gannett Co Inc	158,400	4,959,504
Genuine Parts Co	40,480	3,554,144
Hanesbrands Inc	69,400	6,831,736
Kohl’s Corp	257,800	13,580,904
La Quinta Holdings Inc *	238,347	4,561,961
Marriott International Inc ‘A’	49,500	3,172,950
Omnicom Group Inc	104,400	7,435,368
PetSmart Inc	51,619	3,086,816
The Gap Inc	228,000	9,477,960
The Home Depot Inc	103,879	8,410,044
Time Inc *	131,100	3,175,242
Twenty-First Century Fox Inc ‘B’	134,700	4,610,781

		144,549,159

Consumer Staples - 4.7%

CVS Caremark Corp	58,200	4,386,534
Dr Pepper Snapple Group Inc	136,000	7,966,880
Post Holdings Inc *	96,805	4,928,343
The Kroger Co	115,200	5,694,336
The Procter & Gamble Co	169,600	13,328,864
TreeHouse Foods Inc *	62,200	4,980,354

		41,285,311

Energy - 10.5%

CONSOL Energy Inc	134,550	6,198,718
Devon Energy Corp	166,176	13,194,374
Exxon Mobil Corp	386,200	38,882,616
Kinder Morgan Inc	267,588	9,702,741
PBF Energy Inc ‘A’	194,862	5,193,072
Phillips 66	116,000	9,329,880
Southwestern Energy Co *	163,440	7,434,886
Teekay Corp	36,450	2,269,013

		92,205,300

Financials - 33.9%

Alleghany Corp *	9,290	4,070,135
Allied World Assurance Co Holdings AG (Switzerland)	67,500	2,566,350
Ally Financial Inc *	356,600	8,526,306
American Homes 4 Rent ‘A’ REIT	167,000	2,965,920
American International Group Inc	246,012	13,427,335
American Residential Properties Inc REIT *	168,400	3,157,500
Ameriprise Financial Inc	52,500	6,300,000
Bank of America Corp	1,013,700	15,580,569
Brixmor Property Group Inc REIT	160,685	3,687,721
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	107,100	4,714,542
Capital One Financial Corp	217,647	17,977,642
Citigroup Inc	233,100	10,979,010
EastGroup Properties Inc REIT	40,927	2,628,741
Excel Trust Inc REIT	189,857	2,530,794
Fifth Third Bancorp	264,705	5,651,452
First Republic Bank	87,200	4,795,128
Hudson City Bancorp Inc	376,400	3,700,012

	Shares	Value
Kimco Realty Corp REIT	201,895	$4,639,547
Legg Mason Inc	224,300	11,508,833
Loews Corp	420,055	18,486,620
M&T Bank Corp	65,400	8,112,870
Marsh & McLennan Cos Inc	140,600	7,285,892
National Bank Holdings Corp ‘A’	152,580	3,042,445
Northern Trust Corp	115,000	7,384,150
Old Republic International Corp	153,158	2,533,233
Prudential Financial Inc	123,800	10,989,726
Rayonier Inc REIT	150,300	5,343,165
SunTrust Banks Inc	225,729	9,042,704
T Rowe Price Group Inc	114,229	9,642,070
The Hartford Financial Services Group Inc	240,900	8,626,629
The PNC Financial Services Group Inc	106,300	9,466,015
The Travelers Cos Inc	95,255	8,960,638
Unum Group	183,000	6,361,080
US Bancorp	267,500	11,588,100
Wells Fargo & Co	592,700	31,152,312
Weyerhaeuser Co REIT	228,300	7,554,447
WR Berkley Corp	63,700	2,949,947

		297,929,580

Health Care - 9.3%

Aetna Inc	89,100	7,224,228
Johnson & Johnson	211,568	22,134,244
Merck & Co Inc	289,000	16,718,650
National Healthcare Corp	62,276	3,505,516
Pfizer Inc	642,500	19,069,400
UnitedHealth Group Inc	113,808	9,303,804
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	32,900	4,149,348

		82,105,190

Industrials - 7.2%

Carlisle Cos Inc	108,064	9,360,504
Delta Air Lines Inc	227,609	8,813,020
Dover Corp	121,000	11,004,950
Equifax Inc	128,900	9,350,406
Honeywell International Inc	69,200	6,432,140
Illinois Tool Works Inc	81,000	7,092,360
Union Pacific Corp	39,200	3,910,200
United Technologies Corp	67,407	7,782,138

		63,745,718

Information Technology - 6.8%

Analog Devices Inc	94,200	5,093,394
Cisco Systems Inc	454,000	11,281,900
Hewlett-Packard Co	221,100	7,446,648
International Business Machines Corp	24,339	4,411,931
KLA-Tencor Corp	95,100	6,908,064
Microsoft Corp	162,400	6,772,080
QUALCOMM Inc	93,600	7,413,120
Texas Instruments Inc	108,800	5,199,552
The Western Union Co	305,800	5,302,572

		59,829,261

Materials - 3.4%

Albemarle Corp	66,000	4,719,000
Ball Corp	113,600	7,120,448
KapStone Paper & Packaging Corp *	38,800	1,285,444
Martin Marietta Materials Inc	59,850	7,903,193
Rayonier Advanced Materials Inc *	50,100	1,941,375
Rock-Tenn Co ‘A’	63,700	6,726,083

		29,695,543

Telecommunication Services - 1.3%

Verizon Communications Inc	229,452	11,227,086

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Utilities - 6.1%

American Electric Power Co Inc	117,200	$6,536,244
Duke Energy Corp	111,200	8,249,928
Edison International	107,000	6,217,770
NextEra Energy Inc	88,300	9,048,984
NiSource Inc	59,800	2,352,532
Northeast Utilities	98,000	4,632,460
Sempra Energy	88,100	9,224,951
Xcel Energy Inc	235,200	7,580,496

		53,843,365

Total Common Stocks (Cost $748,512,875)		876,415,513

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $4,999,495; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $5,100,744)	$4,999,495	4,999,495

Total Short-Term Investment (Cost $4,999,495)		4,999,495

TOTAL INVESTMENTS - 100.2% (Cost $753,512,370)		881,415,008

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,362,833)

NET ASSETS - 100.0%		$880,052,175

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	33.9%
Consumer Discretionary	16.4%
Energy	10.5%
Health Care	9.3%
Industrials	7.2%
Information Technology	6.8%
Utilities	6.1%
Consumer Staples	4.7%
Materials	3.4%
Others (each less than 3.0%)	1.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$876,415,513	$876,415,513	$-	$-
	Short-Term Investment	4,999,495	-	4,999,495	-

	Total	$881,415,008	$876,415,513	$4,999,495	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

OncoGenex Pharmaceutical Inc Exercise @ $20.00 Exp 10/19/15 * ¯	12,820	$320
SANUWAVE Health Inc Exercise @ $4.00 Exp 04/08/16 * ¯	135,383	542

		862

Total Warrants (Cost $0)		862

COMMON STOCKS - 98.7%

Health Care - 98.0%

Abbott Laboratories	115,000	4,703,500
AbbVie Inc	164,600	9,290,024
ACADIA Pharmaceuticals Inc *	28,700	648,333
Acceleron Pharma Inc *	12,000	407,640
Acorda Therapeutics Inc *	25,500	859,605
Actavis PLC * (Ireland)	15,852	3,535,789
Actelion Ltd (Switzerland)	12,300	1,554,868
Aetna Inc	33,200	2,691,856
Agilent Technologies Inc	58,800	3,377,472
Agios Pharmaceuticals Inc *	8,700	398,634
Alder Biopharmaceuticals Inc *	16,700	335,169
Alere Inc *	35,300	1,320,926
Alexion Pharmaceuticals Inc *	46,200	7,218,750
Align Technology Inc *	5,100	285,804
Alkermes PLC * (Ireland)	76,400	3,845,212
Allergan Inc	24,100	4,078,202
AmerisourceBergen Corp	10,100	733,866
Amgen Inc	51,600	6,107,892
AstraZeneca PLC (United Kingdom)	65,000	4,836,725
AtriCure Inc *	25,100	461,338
Baxter International Inc	28,800	2,082,240
Bayer AG (Germany)	51,400	7,260,168
Becton Dickinson & Co	27,200	3,217,760
BioCryst Pharmaceuticals Inc *	16,200	206,550
Biogen Idec Inc *	32,056	10,107,577
BioMarin Pharmaceutical Inc *	41,800	2,600,378
Bluebird Bio Inc *	3,100	119,567
Boston Scientific Corp *	242,900	3,101,833
Bristol-Myers Squibb Co	92,600	4,492,026
Cardinal Health Inc	57,200	3,921,632
CareFusion Corp *	48,600	2,155,410
Celgene Corp *	98,200	8,433,416
Celldex Therapeutics Inc *	21,600	352,512
Cerner Corp *	33,800	1,743,404
CFR Pharmaceuticals SA ADR ~ (Chile)	125,194	4,108,877
Charles River Laboratories International Inc *	47,900	2,563,608
Chugai Pharmaceutical Co Ltd (Japan)	55,000	1,553,646
Cigna Corp	37,100	3,412,087
Coloplast AS ‘B’ (Denmark)	25,600	2,316,252
Covidien PLC (Ireland)	85,200	7,683,336
DENTSPLY International Inc	12,800	606,080
DexCom Inc *	15,300	606,798
Dyax Corp *	51,200	491,520
Edwards Lifesciences Corp *	33,500	2,875,640
Eli Lilly & Co	83,500	5,191,195
Envision Healthcare Holdings Inc *	32,400	1,163,484
Epizyme Inc *	20,500	637,960
Express Scripts Holding Co *	20,400	1,414,332
Forest Laboratories Inc *	40,800	4,039,200
Genomic Health Inc *	12,900	353,460
Gilead Sciences Inc *	46,700	3,871,897
HCA Holdings Inc *	76,600	4,318,708
ICON PLC * (Ireland)	16,200	763,182

	Shares	Value
Illumina Inc *	26,500	$4,731,310
Incyte Corp Ltd *	16,000	903,040
InterMune Inc *	68,400	3,019,860
Intra-Cellular Therapies Inc *	60,300	1,016,658
Isis Pharmaceuticals Inc *	14,500	499,525
Johnson & Johnson	114,200	11,947,604
Karyopharm Therapeutics Inc *	27,200	1,266,160
Kite Pharma Inc *	12,000	347,040
Mallinckrodt PLC * (Ireland)	28,800	2,304,576
Masimo Corp *	13,100	309,160
McKesson Corp	23,000	4,282,830
Medivation Inc *	16,800	1,294,944
Medtronic Inc	64,200	4,093,392
Merck & Co Inc	155,200	8,978,320
Mylan Inc *	63,900	3,294,684
Neurocrine Biosciences Inc *	55,000	816,200
Novartis AG (Switzerland)	69,200	6,268,286
Perrigo Co PLC (Ireland)	29,600	4,314,496
Pfizer Inc	178,400	5,294,912
Phibro Animal Health Corp ‘A’ *	20,400	447,780
Premier Inc ‘A’ *	27,800	806,200
Puma Biotechnology Inc *	14,100	930,600
PW Medtech Group Ltd * (Cayman)	793,000	425,632
Receptos Inc *	6,600	281,160
Regeneron Pharmaceuticals Inc *	11,875	3,354,331
Roche Holding AG (XVTX) (Switzerland)	14,240	4,249,238
Salix Pharmaceuticals Ltd *	11,400	1,406,190
Seattle Genetics Inc *	72,000	2,754,000
Shire PLC ADR (United Kingdom)	12,200	2,872,978
St Jude Medical Inc	62,200	4,307,350
Stryker Corp	65,400	5,514,528
Team Health Holdings Inc *	29,000	1,448,260
Tekmira Pharmaceuticals Corp * (Canada)	24,000	313,440
The Cooper Cos Inc	8,900	1,206,217
Thermo Fisher Scientific Inc	30,100	3,551,800
Ultragenyx Pharmaceutical Inc *	27,300	1,225,497
UnitedHealth Group Inc	79,000	6,458,250
Universal Health Services Inc ‘B’	40,600	3,887,856
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	20,400	2,572,848
Varian Medical Systems Inc *	29,600	2,460,944
Vertex Pharmaceuticals Inc *	9,900	937,332
WellPoint Inc	16,500	1,775,565
Zafgen Inc *	6,100	120,658
Zimmer Holdings Inc	18,600	1,931,796
Zoetis Inc	22,000	709,940

		275,390,727

Materials - 0.7%

Sigma-Aldrich Corp	19,400	1,968,712

Total Common Stocks (Cost $227,361,607)		277,359,439

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $4,085,029; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $4,171,100)	$4,085,029	$4,085,029

Total Short-Term Investment (Cost $4,085,029)		4,085,029

TOTAL INVESTMENTS - 100.2% (Cost $231,446,636)		281,445,330

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(523,625)

NET ASSETS - 100.0%		$280,921,705

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Pharmaceuticals	37.0%
Biotechnology	23.7%
Health Care Equipment	16.4%
Life Sciences Tools & Services	5.3%
Managed Health Care	5.1%
Health Care Distributors	3.2%
Others (each less than 3.0%)	8.0%

	98.7%
Short-Term Investment	1.5%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Restricted securities as of June 30, 2014 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
OncoGenex Pharmaceutical Inc Warrants (Exp 10/19/15) Acq 10/19/10	$-	$320	0.0%
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	-	542	0.0%

	$-	$862	0.0%

(d)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	467,380	USD	524,430	07/14	CIT	$2,701
CHF	136,981	USD	152,993	07/14	UBS	1,499
EUR	79,000	USD	108,355	07/14	CIT	(171)
USD	7,520,600	CHF	6,602,162	07/14	CIT	74,390
USD	4,511,200	EUR	3,253,674	07/14	CIT	55,591
USD	4,123,156	GBP	2,447,738	07/14	CIT	(65,216)
USD	801,075	GBP	478,000	07/14	RBC	(16,840)
USD	370,200	HKD	2,869,473	07/14	CIT	71

Total Forward Foreign Currency Contracts						$52,025

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$862	$-	$862	$-
	Common Stocks
	Health Care	275,390,727	242,817,035	32,573,692	-
	Materials	1,968,712	1,968,712	-	-

		277,359,439	244,785,747	32,573,692	-
	Short-Term Investment	4,085,029	-	4,085,029	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	134,252	-	134,252	-

	Total Assets	281,579,582	244,785,747	36,793,835	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(82,227)	-	(82,227)	-

	Total Liabilities	(82,227)	-	(82,227)	-

	Total	$281,497,355	$244,785,747	$36,711,608	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 2.9%

Hilton Worldwide Holdings Inc *	415,921	$9,690,959
Starwood Hotels & Resorts Worldwide Inc	311,659	25,188,281

		34,879,240

Financials - 96.6%

Acadia Realty Trust REIT	105,257	2,956,669
Alexandria Real Estate Equities Inc REIT	140,670	10,921,619
AvalonBay Communities Inc REIT	452,417	64,329,173
Boston Properties Inc REIT	353,179	41,738,694
Camden Property Trust REIT	323,940	23,048,331
Chesapeake Lodging Trust REIT	122,154	3,692,715
Cousins Properties Inc REIT	603,311	7,511,222
DCT Industrial Trust Inc REIT	1,491,200	12,242,752
DDR Corp REIT	4,195	73,958
Duke Realty Corp REIT	1,064,870	19,338,039
Equity Lifestyle Properties Inc REIT	420,754	18,580,497
Equity Residential REIT	1,559,986	98,279,118
Essex Property Trust Inc REIT	80,215	14,832,556
Federal Realty Investment Trust REIT	106,576	12,887,170
Forest City Enterprises Inc ‘A’ *	403,529	8,018,121
General Growth Properties Inc REIT	2,084,699	49,115,509
HCP Inc REIT	569,238	23,555,069
Health Care REIT Inc	137,730	8,631,539
Healthcare Realty Trust Inc REIT	466,213	11,851,135
Host Hotels & Resorts Inc REIT	5,076,187	111,726,876
Hudson Pacific Properties Inc REIT	533,511	13,519,169
Liberty Property Trust REIT	155,560	5,900,391
Mack-Cali Realty Corp REIT	816,073	17,529,248
Mid-America Apartment Communities Inc REIT	184,842	13,502,708
National Retail Properties Inc REIT	534,596	19,881,625
Prologis Inc REIT	787,973	32,377,811
PS Business Parks Inc REIT	83,488	6,970,413
Public Storage REIT	346,667	59,401,391
Realty Income Corp REIT	144,727	6,428,773
Regency Centers Corp REIT	841,188	46,837,348
Rexford Industrial Realty Inc REIT	112,700	1,604,848
Senior Housing Properties Trust REIT	1,291,065	31,359,969
Simon Property Group Inc REIT	986,983	164,115,533
Sovran Self Storage Inc REIT	61,637	4,761,458
Summit Hotel Properties Inc REIT	501,068	5,311,321
Sunstone Hotel Investors Inc REIT	318,280	4,751,920
Tanger Factory Outlet Centers Inc REIT	453,122	15,845,676
Taubman Centers Inc REIT	126,609	9,598,228
The Macerich Co REIT	551,835	36,834,986
Ventas Inc REIT	538,937	34,545,862

	Shares	Value
Vornado Realty Trust REIT	809,592	$86,407,754
Washington Prime Group Inc REIT *	290,470	5,443,398

		1,166,260,592

Total Common Stocks (Cost $932,664,499)		1,201,139,832

	Principal Amount
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $6,031,239; collateralized by Freddie Mac: 1.500% due 06/26/18 and value $6,155,000)	$6,031,239	6,031,239

Total Short-Term Investment (Cost $6,031,239)		6,031,239

TOTAL INVESTMENTS - 100.0% (Cost $938,695,738)		1,207,171,071

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(457,036)

NET ASSETS - 100.0%		$1,206,714,035

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	30.7%
Specialized	24.8%
Residential	19.3%
Diversified	10.4%
Office	6.9%
Industrial	3.8%
Others (each less than 3.0%)	3.6%

	99.5%
Short-Term Investment	0.5%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,201,139,832	$1,201,139,832	$-	$-
	Short-Term Investment	6,031,239	-	6,031,239	-

	Total	$1,207,171,071	$1,201,139,832	$6,031,239	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 4.0%

Coupons.com Inc *	13,600	$357,816
Garmin Ltd (Switzerland)	22,500	1,370,250
Harman International Industries Inc	18,200	1,955,226

		3,683,292

Financials - 0.6%

QTS Realty Trust Inc ‘A’ REIT	20,000	572,600

Health Care - 16.0%

Allergan Inc	5,300	896,866
Boston Scientific Corp *	124,000	1,583,480
Cardiovascular Systems Inc *	14,200	442,472
Cerner Corp *	23,300	1,201,814
Evogene Ltd * (Israel)	20,700	337,617
Isis Pharmaceuticals Inc *	48,900	1,684,605
Tenet Healthcare Corp *	23,900	1,121,866
Teva Pharmaceutical Industries Ltd ADR (Israel)	33,000	1,729,860
UnitedHealth Group Inc	19,600	1,602,300
Vertex Pharmaceuticals Inc *	35,200	3,332,736
Volcano Corp *	52,600	926,286

		14,859,902

Industrials - 5.8%

Abengoa SA ADR (Spain)	59,600	1,586,552
Abengoa SA ‘B’ (Spain)	56,200	295,861
Pentair PLC (Ireland)	34,400	2,480,928
SolarCity Corp *	3,500	247,100
Toshiba Corp (Japan)	166,000	776,473

		5,386,914

Information Technology - 65.1%

21Vianet Group Inc ADR * (Cayman)	14,100	422,577
ACI Worldwide Inc *	41,200	2,300,196
Acxiom Corp *	79,200	1,717,848
Advanced Micro Devices Inc *	115,400	483,526
Alliance Data Systems Corp *	16,039	4,510,969
Apple Inc	11,788	1,095,459
Aspen Technology Inc *	70,000	3,248,000
Cree Inc *	77,100	3,851,145
Cypress Semiconductor Corp *	102,900	1,122,639
Dialog Semiconductor PLC * (United Kingdom)	39,300	1,361,931
EPAM Systems Inc *	20,100	879,375
Euronet Worldwide Inc *	60,300	2,908,872
EVERTEC Inc	41,500	1,005,960
Facebook Inc ‘A’ *	35,600	2,395,524
FLIR Systems Inc	26,400	916,872
Google Inc ‘A’ *	2,115	1,236,577
Google Inc ‘C’ *	2,115	1,216,717
iGATE Corp *	73,300	2,667,387
Lam Research Corp	7,100	479,818
Marvell Technology Group Ltd (Bermuda)	80,500	1,153,565
Micron Technology Inc *	265,300	8,741,635
Microsemi Corp *	65,700	1,758,132
Microsoft Corp	53,700	2,239,290
Nanometrics Inc *	23,700	432,525
NXP Semiconductors NV * (Netherlands)	29,600	1,958,928
Photronics Inc *	79,900	687,140
QIWI PLC ADR (Cyprus)	33,900	1,367,187
Qlik Technologies Inc *	36,800	832,416
Rambus Inc *	96,700	1,382,810
Ruckus Wireless Inc *	50,800	605,028
Samsung Electronics Co Ltd (South Korea)	900	1,176,779
Silver Spring Networks Inc *	79,200	1,055,736

	Shares	Value
Universal Display Corp *	35,200	$1,129,920
Vishay Intertechnology Inc	31,800	492,582
WNS Holdings Ltd ADR * (United Kingdom)	92,600	1,776,068

		60,611,133

Materials - 2.9%

BioAmber Inc *	22,300	221,885
Marrone Bio Innovations Inc *	41,900	486,878
Monsanto Co	16,000	1,995,840

		2,704,603

Telecommunication Services - 1.8%

Sprint Corp *	125,100	1,067,103
Windstream Holdings Inc	62,000	617,520

		1,684,623

Utilities - 0.5%

Abengoa Yield PLC * (United Kingdom)	12,000	453,840

Total Common Stocks (Cost $83,348,466)		89,956,907

	Principal Amount

SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $4,286,228; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $4,375,913)	$4,286,228	4,286,228

Total Short-Term Investment (Cost $4,286,228)		4,286,228

TOTAL INVESTMENTS - 101.3% (Cost $87,634,694)		94,243,135

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(1,181,072)

NET ASSETS - 100.0%		$93,062,063

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Semiconductors	24.7%
Data Processing & Outsourced Services	12.4%
Application Software	8.0%
Biotechnology	5.7%
Internet Software & Services	5.7%
IT Consulting & Other Services	5.7%
Consumer Electronics	3.6%
Health Care Equipment	3.2%
Others (each less than 3.0%)	27.7%

	96.7%
Short-Term Investment	4.6%
Other Assets & Liabilities, Net	(1.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$3,683,292	$3,683,292	$ -	$-
	Financials	572,600	572,600	-	-
	Health Care	14,859,902	14,859,902	-	-
	Industrials	5,386,914	4,314,580	1,072,334	-
	Information Technology	60,611,133	58,072,423	2,538,710	-
	Materials	2,704,603	2,704,603	-	-
	Telecommunication Services	1,684,623	1,684,623	-	-
	Utilities	453,840	453,840	-	-

		89,956,907	86,345,863	3,611,044	-
	Short-Term Investment	4,286,228	-	4,286,228	-

	Total	$94,243,135	$86,345,863	$7,897,272	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

B2W Cia Digital Exp 07/08/14 *	289,648	$255,629

Total Rights (Cost $0)		255,629

WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	1,526,056

Total Warrants (Cost $804,480)		1,526,056

PREFERRED STOCKS - 5.7%

Brazil - 4.2%

Banco Bradesco SA ADR	753,450	10,940,094
Lojas Americanas SA	4,608,975	29,412,332
Petroleo Brasileiro SA ADR	2,889,300	45,188,652
Telefonica Brasil SA	1,500	30,550
Vale SA	156,420	1,865,430

		87,437,058

Colombia - 1.4%

Banco Davivienda SA	635,148	10,258,957
Bancolombia SA	108,278	1,566,198
Bancolombia SA ADR	196,120	11,335,736
Cementos Argos SA (NYSE)	848,968	5,145,140

		28,306,031

India - 0.1%

Zee Entertainment Enterprises Ltd	84,748,734	1,070,896

Total Preferred Stocks (Cost $106,727,903)		116,813,985

COMMON STOCKS - 89.9%

Bermuda - 0.9%

Jardine Strategic Holdings Ltd (XSES)	506,719	18,108,419

Brazil - 8.4%

AMBEV SA ADR	518,800	3,652,352
B2W Cia Digital *	483,758	6,130,448
BM&FBovespa SA	7,062,443	37,046,261
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,515,800	9,481,039
Diagnosticos da America SA	1,329,600	8,442,764
Embraer SA ADR	468,353	17,062,100
Estacio Participacoes SA	1,608,800	21,297,760
Kroton Educacional SA	745,527	20,906,473
Localiza Rent a Car SA	40,100	661,346
Multiplan Empreendimentos Imobiliarios SA	48,600	1,128,391
Natura Cosmeticos SA	1,224,050	20,636,281
Sul America SA	1,363,641	9,658,738
Telefonica Brasil SA ADR	809,220	16,597,102

		172,701,055

Cayman - 12.9%

Baidu Inc ADR *	521,500	97,421,415
Ctrip.com International Ltd ADR *	167,420	10,721,577

	Shares	Value
Eurasia Drilling Co Ltd GDR (LI) ~	265,705	$8,377,215
Home Inns & Hotels Management Inc ADR *	313,420	10,728,366
JD.com Inc ADR *	105,813	3,016,729
Mindray Medical International Ltd ADR	280,040	8,821,260
New Oriental Education & Technology Group Inc ADR	819,640	21,777,835
SOHO China Ltd	13,708,500	10,809,693
Tencent Holdings Ltd	2,439,257	37,300,158
Tingyi Cayman Islands Holding Corp	10,714,000	29,998,821
Want Want China Holdings Ltd	11,740,000	16,876,692
Youku Tudou Inc ADR *	437,730	10,444,238

		266,293,999

Chile - 1.0%

Cencosud SA	6,187,431	20,375,452

China - 1.9%

China Life Insurance Co Ltd ‘H’	32,000	83,650
China Oilfield Services Ltd ‘H’	3,848,000	9,263,337
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	8,579,000	8,383,997
Sinopharm Group Co Ltd ‘H’	4,604,400	12,748,434
Tsingtao Brewery Co Ltd ‘H’	1,036,000	8,103,698

		38,583,116

Colombia - 1.2%

Almacenes Exito SA	601,887	10,128,269
Almacenes Exito SA GDR ~	555,178	9,332,931
Grupo de Inversiones Suramericana SA	287,260	6,109,997

		25,571,197

Denmark - 1.9%

Carlsberg AS ‘B’	360,386	38,816,672

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,984,712	9,881,152

France - 2.3%

LVMH Moet Hennessy Louis Vuitton SA	108,772	20,952,807
Pernod Ricard SA	227,811	27,358,077

		48,310,884

Hong Kong - 4.7%

AIA Group Ltd	3,835,000	19,298,528
CNOOC Ltd	11,477,000	20,598,102
Hang Lung Group Ltd	1,964,000	10,636,474
Hang Lung Properties Ltd	9,913,000	30,575,009
Hong Kong Exchanges & Clearing Ltd	820,225	15,310,927

		96,419,040

India - 12.1%

Ambuja Cements Ltd	2,703,160	9,915,530
Apollo Hospitals Enterprise Ltd	576,083	9,530,052
Asian Paints Ltd	877,652	8,667,955
Cipla Ltd	1,520,458	11,077,213
Colgate-Palmolive India Ltd	363,241	9,110,897
Divi’s Laboratories Ltd	49,718	1,206,360
Dr Reddy’s Laboratories Ltd	140,924	6,132,503
Glenmark Pharmaceuticals Ltd	234,482	2,223,859
Hindustan Unilever Ltd	391,678	4,040,055
Housing Development Finance Corp	2,987,507	49,323,332
ICICI Bank Ltd ADR	774,440	38,644,556
Infosys Ltd	638,944	34,532,420
Lupin Ltd	61,488	1,071,479
Marico Kaya Enterprises Ltd * +	25,776	908
Marico Ltd	1,453,163	5,896,898

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Shriram Transport Finance Co Ltd	130,969	$1,970,872
Sun Pharmaceutical Industries Ltd	200,361	2,291,809
Tata Consultancy Services Ltd	488,898	19,720,013
Ultratech Cement Ltd	306,127	13,193,090
Zee Entertainment Enterprises Ltd	4,031,054	19,684,184

		248,233,985

Indonesia - 2.6%

P.T. Astra International Tbk	50,501,400	31,019,242
P.T. Indocement Tunggal Prakarsa Tbk	4,968,700	9,456,832
P.T. Semen Indonesia Persero Tbk	7,732,000	9,839,779
P.T. Unilever Indonesia Tbk	1,695,500	4,189,179

		54,505,032

Italy - 1.8%

Prada SPA	5,280,100	37,365,685

Luxembourg - 1.5%

Tenaris SA ADR	650,650	30,678,148

Malaysia - 1.2%

Genting Bhd	7,915,500	24,643,441

Mexico - 5.1%

America Movil SAB de CV ‘L’ ADR	860,820	17,862,015
Fomento Economico Mexicano SAB de CV	2,177,019	20,403,418
Grupo Aeroportuario del Sureste SAB de CV ‘B’	235,176	2,990,117
Grupo Financiero Banorte SAB de CV ‘O’	3,043,507	21,767,990
Grupo Financiero Inbursa SAB de CV ‘O’	4,775,559	14,164,528
Grupo Mexico SAB de CV ‘B’	1,234,405	4,113,256
Grupo Televisa SAB ADR	711,470	24,410,536

		105,711,860

Netherlands - 2.5%

Yandex NV ‘A’ *	1,451,450	51,729,678

Nigeria - 1.0%

Guaranty Trust Bank PLC	26,724,877	4,747,992
Nigerian Breweries PLC	8,913,045	9,407,515
Zenith Bank PLC	40,857,863	6,281,003

		20,436,510

Panama - 0.2%

InRetail Peru Corp * ~ +	225,290	3,477,914

Philippines - 2.1%

International Container Terminal Services Inc	844,210	2,146,724
Jollibee Foods Corp	2,585,158	10,424,693
SM Investments Corp	918,203	17,165,616
SM Prime Holdings Inc	36,088,275	13,113,483

		42,850,516

Russia - 5.5%

Alrosa AO *	8,790,861	10,791,863
Magnit OJSC (RTS) *	199,006	51,736,985
NOVATEK OAO GDR (LI) ~	409,902	50,910,185

		113,439,033

South Africa - 1.6%

MTN Group Ltd	1,037,809	21,839,022
Naspers Ltd ‘N’	93,387	10,992,277

		32,831,299

	Shares	Value
South Korea - 1.1%

NAVER Corp	19,004	$15,724,775
Shinsegae Co Ltd	27,862	5,997,841

		21,722,616

Switzerland - 1.2%

Cie Financiere Richemont SA ‘A’	246,024	25,821,631

Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co Ltd	9,359,376	39,427,355

Thailand - 1.1%

Airports of Thailand PCL	391,000	2,391,746
CP ALL PCL	13,366,400	19,767,884

		22,159,630

Turkey - 3.3%

Anadolu Efes Biracilik Ve Malt Sanayii AS *	1,003,581	12,293,488
BIM Birlesik Magazalar AS	426,877	9,792,910
Haci Omer Sabanci Holding AS	5,022,307	23,447,034
Turkiye Garanti Bankasi AS	3,993,861	15,629,479
Ulker Biskuvi Sanayi AS	718,068	6,016,508

		67,179,419

United Arab Emirates - 1.0%

DP World Ltd (LON)	793,575	15,707,452
DP World Ltd (NASDAQ)	260,375	5,129,388

		20,836,840

United Kingdom - 6.3%

Diageo PLC	203,956	6,492,591
Genel Energy PLC *	516,081	8,953,845
Glencore PLC	6,848,629	38,161,788
Old Mutual PLC	5,402,355	18,276,329
SABMiller PLC	436,610	25,296,075
Tullow Oil PLC	2,289,240	33,402,182

		130,582,810

United States - 1.1%

MercadoLibre Inc	229,830	21,925,782

Total Common Stocks (Cost $1,526,560,211)		1,850,620,170

	Principal Amount

SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $89,252,998; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $91,041,144)	$89,252,998	89,252,998

Total Short-Term Investment (Cost $89,252,998)		89,252,998

TOTAL INVESTMENTS - 100.0% (Cost $1,723,345,592)		2,058,468,838

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(618,461)

NET ASSETS - 100.0%		$2,057,850,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	19.0%
Consumer Staples	18.1%
Consumer Discretionary	16.8%
Information Technology	16.0%
Energy	10.1%
Materials	5.4%
Short-Term Investment	4.3%
Industrials	4.0%
Health Care	3.5%
Others (each less than 3.0%)	2.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Cayman	12.9%
Brazil	12.6%
India	12.2%
United Kingdom	6.3%
Russia	5.5%
United States (Includes Short-Term Investment)	5.4%
Mexico	5.1%
Hong Kong	4.7%
Turkey	3.3%
Others (each less than 3.0%)	32.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $3,478,822 or 0.2% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$255,629	$255,629	$-	$-
	Warrants (1)	1,526,056	1,526,056	-	-
	Preferred Stocks
	Brazil	87,437,058	87,437,058	-	-
	Colombia	28,306,031	11,335,736	16,970,295	-
	India	1,070,896	1,070,896	-	-

		116,813,985	99,843,690	16,970,295	-
	Common Stocks
	Bermuda	18,108,419	-	18,108,419	-
	Brazil	172,701,055	172,701,055	-	-
	Cayman	266,293,999	162,931,420	103,362,579	-
	Chile	20,375,452	20,375,452	-	-
	China	38,583,116	-	38,583,116	-
	Colombia	25,571,197	-	25,571,197	-
	Denmark	38,816,672	-	38,816,672	-
	Egypt	9,881,152	-	9,881,152	-
	France	48,310,884	-	48,310,884	-
	Hong Kong	96,419,040	-	96,419,040	-
	India	248,233,985	38,644,556	209,588,521	908
	Indonesia	54,505,032	-	54,505,032	-
	Italy	37,365,685	-	37,365,685	-
	Luxembourg	30,678,148	30,678,148	-	-
	Malaysia	24,643,441	-	24,643,441	-
	Mexico	105,711,860	105,711,860	-	-
	Netherlands	51,729,678	51,729,678	-	-
	Nigeria	20,436,510	20,436,510	-	-
	Panama	3,477,914	-	-	3,477,914
	Philippines	42,850,516	-	42,850,516	-
	Russia	113,439,033	7,319,199	106,119,834	-
	South Africa	32,831,299	-	32,831,299	-
	South Korea	21,722,616	-	21,722,616	-
	Switzerland	25,821,631	-	25,821,631	-
	Taiwan	39,427,355	-	39,427,355	-
	Thailand	22,159,630	-	22,159,630	-
	Turkey	67,179,419	-	67,179,419	-
	United Arab Emirates	20,836,840	5,129,388	15,707,452	-
	United Kingdom	130,582,810	-	130,582,810	-
	United States	21,925,782	21,925,782	-	-

		1,850,620,170	637,583,048	1,209,558,300	3,478,822
	Short-Term Investment	89,252,998	-	89,252,998	-

	Total	$2,058,468,838	$739,208,423	$1,315,781,593	$3,478,822

During the period ended June 30, 2014, an investment with a value of $9,881,152 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $173,906,509 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	1,099,994	$15,817,914

Total Preferred Stocks (Cost $15,313,522)		15,817,914

COMMON STOCKS - 97.9%

Bermuda - 1.5%

Li & Fung Ltd	17,362,938	25,716,654

Brazil - 0.5%

BM&FBovespa SA	1,687,011	8,849,268

Canada - 4.3%

Canadian National Railway Co (NYSE)	571,729	37,173,819
Loblaw Cos Ltd	323,965	14,457,817
Valeant Pharmaceuticals International Inc (NYSE) *	157,651	19,882,944

		71,514,580

Denmark - 0.5%

Carlsberg AS ‘B’	72,136	7,769,668

France - 13.6%

Air Liquide SA	282,829	38,184,563
Danone SA	487,144	36,154,692
Dassault Systemes	76,307	9,807,937
GDF Suez	597,039	16,415,627
Legrand SA	236,176	14,437,924
LVMH Moet Hennessy Louis Vuitton SA	187,592	36,135,944
Pernod Ricard SA	291,376	34,991,669
Schneider Electric SE	450,498	42,488,363

		228,616,719

Germany - 12.8%

Bayer AG	537,356	75,900,680
Beiersdorf AG	272,951	26,414,472
Linde AG	165,209	35,133,168
Merck KGaA	337,946	29,335,043
MTU Aero Engines AG	83,814	7,711,904
ProSiebenSat.1 Media AG	234,153	10,433,552
SAP AG	377,289	29,141,061

		214,069,880

Hong Kong - 1.6%

AIA Group Ltd	5,208,413	26,209,832

Israel - 0.5%

Check Point Software Technologies Ltd *	119,810	8,030,864

Italy - 0.8%

Saipem SPA *	509,649	13,734,309

Japan - 12.2%

Denso Corp	697,200	33,339,631
FANUC Corp	101,400	17,522,789
Honda Motor Co Ltd	1,021,000	35,714,908
Hoya Corp	941,900	31,342,855
Inpex Corp	1,404,700	21,392,706

	Shares	Value
Japan Tobacco Inc	518,100	$18,921,578
Kyocera Corp	327,500	15,580,927
Shin-Etsu Chemical Co Ltd	301,400	18,347,815
Terumo Corp	584,700	13,099,588

		205,262,797

Netherlands - 6.9%

Akzo Nobel NV	374,242	28,059,594
Heineken NV	280,848	20,163,804
ING Groep NV CVA *	2,698,992	37,869,885
Randstad Holding NV	551,530	29,868,513

		115,961,796

Russia - 0.5%

Sberbank of Russia ADR (LON)	625,542	6,322,920
Sberbank of Russia ADR (OTC)	183,405	1,865,229

		8,188,149

Singapore - 2.0%

DBS Group Holdings Ltd	1,889,414	25,332,640
Singapore Telecommunications Ltd Board Lot 10	2,439,531	7,534,997

		32,867,637

South Korea - 0.8%

Samsung Electronics Co Ltd	10,101	13,207,383

Spain - 1.2%

Amadeus IT Holding SA ‘A’	488,153	20,111,510

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	443,346	19,357,745

Switzerland - 10.7%

Julius Baer Group Ltd	497,975	20,533,303
Kuehne + Nagel International AG	79,658	10,603,027
Nestle SA	801,215	62,080,506
Roche Holding AG (XVTX)	85,601	25,543,468
Sonova Holding AG	101,025	15,420,395
Swiss Re AG	123,688	11,007,953
UBS AG (XVTX)	1,839,971	33,715,805

		178,904,457

Taiwan - 3.0%

Hon Hai Precision Industry Co Ltd	5,171,294	17,316,803
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,507,489	32,245,190

		49,561,993

Thailand - 0.3%

Kasikornbank PCL	683,400	4,317,522

United Kingdom - 21.1%

Barclays PLC	4,396,460	16,014,883
BG Group PLC	1,339,418	28,317,042
Compass Group PLC	2,991,520	52,222,423
Delphi Automotive PLC	186,171	12,797,394
Diageo PLC	793,679	25,265,417
Hays PLC	2,826,784	7,056,711
HSBC Holdings PLC (LI)	4,335,664	44,016,068
Reckitt Benckiser Group PLC	367,351	32,035,813
Rio Tinto PLC	573,639	30,952,785
Rolls-Royce Holdings PLC *	435,371	7,951,647
Smiths Group PLC	909,552	20,175,949
Standard Chartered PLC	1,575,982	32,206,468
WPP PLC	2,019,618	43,977,090

		352,989,690

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
United States - 2.0%

NCR Corp *	249,324	$8,748,779
Yum! Brands Inc	305,115	24,775,338

		33,524,117

Total Common Stocks (Cost $1,219,547,938)		1,638,766,570

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $12,468,995; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $12,719,888)	$12,468,995	12,468,995

Total Short-Term Investment (Cost $12,468,995)		12,468,995

TOTAL INVESTMENTS - 99.5% (Cost $1,247,330,455)		1,667,053,479

OTHER ASSETS & LIABILITIES, NET - 0.5%		7,558,186

NET ASSETS - 100.0%		$1,674,611,665

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.6%
Financials	17.0%
Consumer Staples	16.6%
Industrials	11.6%
Information Technology	11.1%
Health Care	10.7%
Materials	9.0%
Energy	3.8%
Others (each less than 3.0%)	2.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

United Kingdom	21.1%
France	13.6%
Germany	12.8%
Japan	12.2%
Switzerland	10.7%
Netherlands	6.9%
Canada	4.3%
Taiwan	3.0%
Others (each less than 3.0%)	14.9%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$15,817,914	$15,817,914	$-	$-
	Common Stocks
	Bermuda	25,716,654	-	25,716,654	-
	Brazil	8,849,268	8,849,268	-	-
	Canada	71,514,580	71,514,580	-	-
	Denmark	7,769,668	-	7,769,668	-
	France	228,616,719	-	228,616,719	-
	Germany	214,069,880	-	214,069,880	-
	Hong Kong	26,209,832	-	26,209,832	-
	Israel	8,030,864	8,030,864	-	-
	Italy	13,734,309	-	13,734,309	-
	Japan	205,262,797	-	205,262,797	-
	Netherlands	115,961,796	-	115,961,796	-
	Russia	8,188,149	1,865,229	6,322,920	-
	Singapore	32,867,637	-	32,867,637	-
	South Korea	13,207,383	-	13,207,383	-
	Spain	20,111,510	-	20,111,510	-
	Sweden	19,357,745	-	19,357,745	-
	Switzerland	178,904,457	-	178,904,457	-
	Taiwan	49,561,993	32,245,190	17,316,803	-
	Thailand	4,317,522	-	4,317,522	-
	United Kingdom	352,989,690	12,797,394	340,192,296	-
	United States	33,524,117	33,524,117	-	-

		1,638,766,570	168,826,642	1,469,939,928	-
	Short-Term Investment	12,468,995	-	12,468,995	-

	Total	$1,667,053,479	$184,644,556	$1,482,408,923	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

HKT Trust & HKT Ltd Exp 07/15/2014 *	601,020	$177,583

Portugal - 0.0%

Mota-Engil Africa SGPA SA Exp 12/31/49 * +	150,621	245,073

Total Rights (Cost $0)		422,656

COMMON STOCKS - 98.6%

Australia - 4.8%

Arrium Ltd	3,109,700	2,335,745
Beach Energy Ltd	2,020,690	3,204,187
Challenger Ltd	942,811	6,612,144
CSR Ltd	1,470,600	4,838,499
Federation Centres Ltd REIT	2,701,749	6,342,388
Flight Centre Travel Group Ltd	144,857	6,077,600
Grange Resources Ltd	4,091,556	620,322
iiNET Ltd	906,473	6,253,563
Investa Office Fund REIT	1,684,000	5,401,252
JB Hi-Fi Ltd	312,777	5,400,841
PanAust Ltd	1,463,872	3,109,460
Spark Infrastructure Group	4,059,754	7,083,999
TPG Telecom Ltd	1,542,110	8,017,194

		65,297,194

Austria - 0.5%

Oesterreichische Post AG	133,194	6,616,378

Belgium - 0.7%

bpost SA	218,060	5,506,290
NV Bekaert SA	107,800	4,023,640

		9,529,930

Bermuda - 1.5%

BW LPG Ltd ~	155,072	2,272,341
Catlin Group Ltd	680,472	6,241,035
Golden Ocean Group Ltd	1,118,473	1,867,356
Hiscox Ltd	518,034	6,274,602
Tsakos Energy Navigation Ltd	444,300	2,972,367

		19,627,701

Canada - 7.9%

Alamos Gold Inc	152,100	1,538,034
Argonaut Gold Inc *	289,800	1,200,427
B2Gold Corp *	834,700	2,432,798
Bankers Petroleum Ltd *	854,500	5,461,497
Bonavista Energy Corp	327,460	5,023,682
Canam Group Inc	273,400	3,433,354
CCL Industries Inc ‘B’	34,640	3,335,608
Celestica Inc *	401,875	5,054,273
Cogeco Cable Inc	103,600	5,737,054
Constellation Software Inc	27,450	6,996,206
Crocotta Energy Inc *	595,400	2,605,799
Enerflex Ltd	342,800	6,527,994
Gibson Energy Inc	175,950	5,612,987
Gluskin Sheff + Associates Inc	197,600	5,896,241
Horizon North Logistics Inc	373,261	2,679,518
Methanex Corp (TSE)	102,600	6,343,210
Nevsun Resources Ltd	696,300	2,610,187
Norbord Inc	76,900	1,886,736
Parkland Fuel Corp	328,400	6,327,636

	Shares	Value
Pason Systems Inc	110,100	$3,095,450
Ritchie Bros Auctioneers Inc	147,700	3,640,420
Sandvine Corp *	1,268,100	4,278,300
Stantec Inc (TSE)	80,500	4,985,183
The Jean Coutu Group PJC Inc ‘A’	234,000	4,969,252
Trinidad Drilling Ltd	379,900	4,311,503

		105,983,349

Cayman - 0.7%

AMVIG Holdings Ltd	2,232,000	786,163
Coolpad Group Ltd	1,712,000	473,459
FIH Mobile Ltd *	7,037,000	4,471,806
Polarcus Ltd *	470,376	264,284
The United Laboratories International Holdings Ltd *	4,340,000	2,968,146

		8,963,858

China - 0.3%

Angang Steel Co Ltd ‘H’	6,942,000	4,479,482

Denmark - 3.2%

GN Store Nord AS	260,000	7,449,606
Jyske Bank AS *	112,065	6,361,571
NKT Holding AS	58,497	4,020,092
Pandora AS	98,847	7,584,389
Royal UNIBREW *	41,465	6,520,881
Topdanmark AS *	195,760	5,962,385
Tryg AS	58,297	5,889,761

		43,788,685

Finland - 0.7%

Caverion Corp	344,100	3,634,254
Tieto OYJ	179,523	5,310,405

		8,944,659

France - 3.9%

CNP Assurances	338,418	7,025,945
Groupe Eurotunnel SA	298,500	4,040,991
Ipsen SA	64,288	2,909,130
Mercialys SA REIT	205,048	4,778,802
Plastic Omnium SA	234,067	7,360,273
SCOR SE	200,855	6,909,803
Societe BIC SA	21,712	2,970,138
Technicolor SA *	715,753	5,797,283
Valeo SA	79,057	10,601,673

		52,394,038

Germany - 6.5%

Aareal Bank AG	94,579	4,360,105
Deutz AG	348,176	2,774,668
Duerr AG	58,378	5,180,788
Freenet AG	284,543	9,051,826
Hannover Rueck SE	113,372	10,217,090
Infineon Technologies AG	754,191	9,428,098
Kloeckner & Co SE *	179,800	2,711,596
Krones AG	42,543	4,217,380
Manz AG *	9,007	957,317
Nordex SE *	276,800	6,151,255
Norma Group SE	85,500	4,726,747
ProSiebenSat.1 Media AG	148,656	6,623,917
Rhoen Klinikum AG	187,600	6,196,298
Symrise AG	98,250	5,350,960
Talanx AG	111,016	3,889,144
United Internet AG	134,857	5,941,730

		87,778,919

Hong Kong - 0.7%

HKT Trust & HKT Ltd	3,339,000	3,933,272
PCCW Ltd	8,991,000	5,360,350

		9,293,622

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Ireland - 1.9%

DCC PLC	135,836	$8,323,442
Grafton Group PLC	310,900	3,083,305
Greencore Group PLC	587,055	2,668,653
ICON PLC *	96,000	4,522,560
Smurfit Kappa Group PLC	294,395	6,725,864

		25,323,824

Israel - 0.6%

Cellcom Israel Ltd	207,613	2,532,120
Mizrahi Tefahot Bank Ltd	298,450	3,857,828
Orbotech Ltd *	154,300	2,342,274

		8,732,222

Italy - 1.5%

Azimut Holding SPA	104,219	2,686,494
Banca Popolare di Milano Scarl *	4,230,700	3,783,322
Brembo SPA	164,848	6,018,215
De’Longhi	259,182	5,601,764
Salini Impregilo SPA *	416,000	2,044,827

		20,134,622

Japan - 21.1%

ADEKA Corp	244,400	3,283,787
Ain Pharmaciez Inc	46,500	2,243,185
Alpine Electronics Inc	191,600	2,706,396
Autobacs Seven Co Ltd	162,200	2,724,267
Bando Chemical Industries Ltd	429,000	1,759,347
Calbee Inc	148,300	4,094,940
Daihen Corp	826,000	3,864,013
Dainippon Screen Manufacturing Co Ltd	676,000	3,160,138
DIC Corp	2,470,000	6,595,605
Eiken Chemical Co Ltd	194,500	3,376,055
Enplas Corp	57,300	4,181,608
Haseko Corp	906,000	7,304,904
Higashi Nihon House Co Ltd	847,000	4,444,831
Hino Motors Ltd	421,000	5,812,362
Hitachi Capital Corp	265,800	7,452,645
Hitachi Transport System Ltd	222,800	3,479,598
Hogy Medical Co Ltd	51,267	2,780,230
Ichiyoshi Securities Co Ltd	235,900	3,335,905
Iida Group Holdings Co Ltd	248,124	3,768,450
Japan Airlines Co Ltd	90,300	4,997,609
Juki Corp *	1,858,000	4,207,284
Kanamoto Co Ltd	90,600	3,614,110
Kinden Corp	282,000	2,745,886
Kissei Pharmaceutical Co Ltd	136,600	3,276,637
Kose Corp	137,900	5,276,538
Kuroda Electric Co Ltd	247,500	3,821,297
Kyowa Exeo Corp	68,300	973,350
M3 Inc	302,000	4,803,212
Maeda Corp	389,000	3,080,731
Matsumotokiyoshi Holdings Co Ltd	150,500	5,210,509
Misawa Homes Co Ltd	238,900	3,144,674
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,288,744
Mutoh Holdings Co Ltd	653,000	3,420,617
NEC Networks & System Integration Corp	115,600	2,820,276
NHK Spring Co Ltd	391,100	3,672,004
Nichiha Corp	379,100	4,285,472
Nihon Unisys Ltd	135,900	1,170,683
Nishio Rent All Co Ltd	95,100	4,047,818
Nisshin Steel Holdings Co Ltd	232,300	3,078,319
Nissin Electric Co Ltd	567,000	3,734,307
Nitto Kogyo Corp	144,700	3,188,536
Open House Co Ltd	199,000	4,719,389
Raysum Co Ltd *	230,200	3,239,338
Rohto Pharmaceutical Co Ltd	324,400	5,050,554
Roland DG Corp	130,200	4,674,956
Sanwa Holdings Corp	585,000	4,119,969

	Shares	Value
Sawai Pharmaceutical Co Ltd	50,400	$2,974,412
Seikitokyu Kogyo Co Ltd	2,420,000	2,680,138
Seino Holdings Co Ltd	401,000	4,563,644
Showa Corp	549,000	6,690,338
SKY Perfect JSAT Holdings Inc	636,300	3,737,261
SMK Corp	649,000	2,864,510
Sohgo Security Services Co Ltd	154,900	3,720,430
Sumitomo Osaka Cement Co Ltd	1,224,000	4,659,552
Sundrug Co Ltd	74,100	3,303,069
Tabuchi Electric Co Ltd	544,000	5,234,531
Tadano Ltd	206,000	3,433,547
Taiko Pharmaceutical Co Ltd	232,600	3,558,256
Takara Leben Co Ltd	823,700	2,983,379
The First Energy Service Co *	251,800	2,820,649
The Hiroshima Bank Ltd	832,000	3,981,386
Toho Gas Co Ltd	657,000	3,618,089
Tosoh Corp	1,465,000	7,120,718
Toyo Tire & Rubber Co Ltd	416,500	7,097,076
TS Tech Co Ltd	141,600	4,125,544
Tsuruha Holdings Inc	114,800	6,339,682
Ulvac Inc *	375,664	8,017,087
Usen Corp *	1,379,420	5,717,496
Wakachiku Construction Co Ltd	2,293,000	3,038,974
West Holdings Corp	302,300	4,548,345
Yamatane Corp	1,356,000	2,479,561

		284,338,759

Netherlands - 0.8%

Aalberts Industries NV	100,325	3,272,914
Delta Lloyd NV	209,000	5,300,779
USG People NV	162,508	2,468,729

		11,042,422

New Zealand - 1.4%

Fisher & Paykel Healthcare Corp Ltd	825,295	3,432,797
Meridian Energy Ltd	2,656,719	2,884,229
SKY Network Television Ltd	830,801	4,998,302
Telecom Corp of New Zealand Ltd	3,251,712	7,629,669

		18,944,997

Portugal - 0.5%

CTT-Correios de Portugal SA	274,992	2,733,012
ZON OPTIMUS SGPS SA	565,800	3,714,836

		6,447,848

Singapore - 0.8%

Asian Pay Television Trust	4,896,039	3,062,622
Mapletree Industrial Trust REIT	2,810,000	3,223,184
Singapore Post Ltd	3,631,000	5,052,943

		11,338,749

South Korea - 3.0%

Chong Kun Dang Pharmaceutical Corp	75,602	5,053,809
Chongkundang Holdings Corp	29,255	1,240,544
Daeduck GDS Co Ltd	208,570	2,533,381
Dongbu Insurance Co Ltd	72,800	3,733,972
Hotel Shilla Co Ltd	49,665	4,485,768
Humax Co Ltd	264,489	2,979,513
Iljin Display Co Ltd	299,360	2,493,677
KEPCO Plant Service & Engineering Co Ltd	51,634	3,531,183
Korea District Heating Corp	28,274	1,844,098
LF Corp	94,800	2,577,373
LIG Insurance Co Ltd	150,310	4,129,617
Meritz Fire & Marine Insurance Co Ltd	266,300	3,251,861
SFA Engineering Corp	63,752	2,415,057

		40,269,853

Spain - 3.0%

Acerinox SA	354,801	6,299,667
Bolsas y Mercados Espanoles SA	177,378	8,470,960

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Distribuidora Internacional de Alimentacion SA	553,435	$5,089,601
Enagas SA	199,849	6,439,527
Gamesa Corp Tecnologica SA *	508,988	6,386,589
Liberbank SA *	3,171,488	3,041,398
Red Electrica Corp SA	46,982	4,303,588

		40,031,330

Sweden - 3.6%

AAK AB	110,745	7,398,597
Betsson AB *	89,832	3,105,801
Intrum Justitia AB	234,779	7,000,754
JM AB	162,700	6,034,024
Kungsleden AB	395,300	2,970,972
Meda AB ‘A’	434,436	7,540,599
Medivir AB ‘B’ *	163,800	3,362,207
Nibe Industrier AB ‘B’	145,669	4,574,223
Trelleborg AB ‘B’	342,722	7,288,039

		49,275,216

Switzerland - 10.1%

Actelion Ltd	95,426	12,062,992
Adecco SA	119,180	9,800,402
Ascom Holding AG	144,000	2,442,914
Autoneum Holding AG	15,900	3,190,562
Baloise Holding AG	50,806	5,987,566
Banque Cantonale Vaudoise	9,092	4,957,134
Bucher Industries AG	17,445	5,989,205
Cembra Money Bank AG	43,251	2,730,237
EMS-Chemie Holding AG	10,581	4,223,995
Flughafen Zuerich AG	8,102	4,978,458
Forbo Holding AG	6,200	6,614,006
GAM Holding AG	255,290	4,864,472
Geberit AG	15,760	5,534,585
Georg Fischer AG *	9,499	6,805,970
Givaudan SA	6,977	11,639,087
Helvetia Holding AG	12,428	5,706,705
Implenia AG	29,092	1,957,429
Lindt & Spruengli AG - Participation Certificates	1,929	9,817,801
Lonza Group AG	42,352	4,610,859
Straumann Holding AG	28,790	6,663,465
Swiss Life Holding AG	36,300	8,609,466
Temenos Group AG	171,577	6,683,904

		135,871,214

Thailand - 0.3%

Sino-Thai Engineering & Construction PCL NVDR	6,623,000	4,654,751

United Kingdom - 18.6%

3i Group PLC	1,343,880	9,231,927
Ashtead Group PLC	514,548	7,695,888
AVEVA Group PLC	125,298	4,364,888
Barratt Developments PLC	422,046	2,694,553
Beazley PLC	2,269,001	9,822,710
Bellway PLC	384,799	10,298,737
Berendsen PLC	268,000	4,495,231
Berkeley Group Holdings PLC	242,129	10,062,281
Betfair Group PLC	195,000	3,421,130
Bodycote PLC	716,308	8,428,512
Booker Group PLC	2,603,207	5,769,208
Britvic PLC	403,051	5,014,496
Cairn Energy PLC *	1,299,800	4,444,577
Close Brothers Group PLC	390,964	8,541,791
Cobham PLC	1,401,906	7,485,104
Croda International PLC	192,236	7,247,804
Dixons Retail PLC *	9,615,074	8,185,229
DS Smith PLC	1,426,676	6,749,456

	Shares	Value
easyJet PLC	229,162	$5,346,265
esure Group PLC	688,817	3,141,039
Go-Ahead Group PLC	186,593	7,597,588
Hikma Pharmaceuticals PLC	145,904	4,186,603
Interserve PLC	254,001	2,603,906
John Wood Group PLC	293,900	4,051,563
Jupiter Fund Management PLC	607,763	4,156,132
Just Retirement Group PLC *	1,128,400	2,827,275
London Stock Exchange Group PLC	266,836	9,157,071
Micro Focus International PLC	496,417	7,394,949
Mondi PLC	570,699	10,358,001
Moneysupermarket.com Group PLC	855,695	2,754,987
Next PLC	64,461	7,138,525
Northgate PLC	690,681	6,199,524
Pace PLC	937,667	5,724,440
Persimmon PLC *	221,346	4,813,532
Playtech PLC	257,200	2,710,298
Rightmove PLC	207,228	7,628,293
RPC Group PLC	339,408	3,650,585
Savills PLC	249,395	2,692,019
Soco International PLC *	525,800	3,712,861
St James’s Place PLC	540,471	7,049,591
Taylor Wimpey PLC	4,698,249	9,149,363
WS Atkins PLC	147,808	3,339,063

		251,336,995

Total Common Stocks (Cost $996,575,068)		1,330,440,617

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $13,249,045; collateralized by Freddie Mac: 1.500% due 06/26/18 and value $13,515,000)	$13,249,045	13,249,045

Total Short-Term Investment (Cost $13,249,045)		13,249,045

TOTAL INVESTMENTS - 99.6% (Cost $1,009,824,113)		1,344,112,318

OTHER ASSETS & LIABILITIES, NET - 0.4%		5,161,030

NET ASSETS - 100.0%		$1,349,273,348

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Industrials	21.7%
Financials	18.7%
Consumer Discretionary	16.9%
Materials	9.8%
Information Technology	9.1%
Health Care	7.3%
Consumer Staples	5.6%
Energy	4.4%
Telecommunication Services	3.2%
Others (each less than 3.0%)	2.9%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	21.1%
United Kingdom	18.6%
Switzerland	10.1%
Canada	7.9%
Germany	6.5%
Australia	4.8%
France	3.9%
Sweden	3.6%
Denmark	3.2%
South Korea	3.0%
Spain	3.0%
Others (each less than 3.0%)	13.9%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	An investment with a value of $245,073 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Hong Kong	$177,583	$-	$177,583	$-
	Portugal	245,073	-	-	245,073

		422,656	-	177,583	245,073
	Common Stocks
	Australia	65,297,194	-	65,297,194	-
	Austria	6,616,378	-	6,616,378	-
	Belgium	9,529,930	-	9,529,930	-
	Bermuda	19,627,701	2,972,367	16,655,334	-
	Canada	105,983,349	105,983,349	-	-
	Cayman	8,963,858	-	8,963,858	-
	China	4,479,482	-	4,479,482	-
	Denmark	43,788,685	-	43,788,685	-
	Finland	8,944,659	-	8,944,659	-
	France	52,394,038	-	52,394,038	-
	Germany	87,778,919	-	87,778,919	-
	Hong Kong	9,293,622	-	9,293,622	-
	Ireland	25,323,824	4,522,560	20,801,264	-
	Israel	8,732,222	2,342,274	6,389,948	-
	Italy	20,134,622	-	20,134,622	-
	Japan	284,338,759	-	284,338,759	-
	Netherlands	11,042,422	-	11,042,422	-
	New Zealand	18,944,997	-	18,944,997	-
	Portugal	6,447,848	-	6,447,848	-
	Singapore	11,338,749	-	11,338,749	-
	South Korea	40,269,853	-	40,269,853	-
	Spain	40,031,330	-	40,031,330	-
	Sweden	49,275,216	-	49,275,216	-
	Switzerland	135,871,214	-	135,871,214	-
	Thailand	4,654,751	-	4,654,751	-
	United Kingdom	251,336,995	-	251,336,995	-

		1,330,440,617	115,820,550	1,214,620,067	-
	Short-Term Investment	13,249,045	-	13,249,045	-

	Total	$1,344,112,318	$115,820,550	$1,228,046,695	$245,073

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA Exp 07/10/14 *	579,856	$394,616

Total Rights (Cost $382,051)		394,616

PREFERRED STOCKS - 0.9%

Germany - 0.9%

Porsche Automobil Holding SE	98,914	10,302,094

Total Preferred Stocks (Cost $10,734,192)		10,302,094

COMMON STOCKS - 98.2%

Australia - 2.0%

Australia & New Zealand Banking Group Ltd	514,673	16,191,926
Goodman Group REIT	1,276,163	6,080,546

		22,272,472

Belgium - 1.7%

Solvay SA	110,476	19,045,593

Canada - 0.4%

First Quantum Minerals Ltd	216,455	4,629,121

Denmark - 1.0%

Danske Bank AS	386,984	10,943,348

Finland - 0.9%

UPM-Kymmene OYJ	620,102	10,580,511

France - 13.5%

AXA SA	593,459	14,162,769
BNP Paribas SA	310,313	21,054,522
Bouygues SA	108,217	4,510,506
Cie de St-Gobain	266,273	15,000,749
Electricite de France SA	147,104	4,632,991
GDF Suez	751,119	20,652,067
Lafarge SA	181,844	15,787,707
Publicis Groupe SA	90,131	7,651,239
Renault SA	103,360	9,363,208
Schneider Electric SE	177,714	16,760,956
Sodexo	129,055	13,889,365
Suez Environnement Co	289,543	5,549,680

		149,015,759

Germany - 8.0%

BASF SE	163,212	19,004,061
Bayer AG	179,534	25,358,892
Commerzbank AG *	331,743	5,215,586
Daimler AG (XETR)	227,751	21,328,886
Deutsche Telekom AG	660,926	11,584,553
Metro AG *	129,892	5,660,987

		88,152,965

	Shares	Value
Hong Kong - 2.1%

China Overseas Land & Investment Ltd	2,678,000	$6,495,734
Hutchison Whampoa Ltd	869,000	11,887,441
Wharf Holdings Ltd	630,000	4,538,723

		22,921,898

Ireland - 0.7%

Ryanair Holdings PLC ADR *	134,026	7,478,651

Italy - 4.3%

Assicurazioni Generali SPA	478,694	10,493,339
Enel SPA	2,573,778	14,977,048
Eni SPA	524,459	14,335,618
Unione di Banche Italiane SCpA	844,181	7,290,955

		47,096,960

Japan - 23.4%

Bridgestone Corp	356,100	12,480,043
Daiwa House Industry Co Ltd	594,000	12,334,933
Hitachi Ltd	2,840,000	20,841,843
Japan Airlines Co Ltd	211,200	11,688,760
Japan Tobacco Inc	551,200	20,130,426
Kawasaki Heavy Industries Ltd	2,337,000	8,920,545
KDDI Corp	244,300	14,933,638
Mitsubishi Estate Co Ltd	406,000	10,044,857
Mitsubishi UFJ Financial Group Inc	4,994,100	30,678,629
Mitsui & Co Ltd	358,500	5,757,179
Mitsui Fudosan Co Ltd	241,000	8,149,824
NH Foods Ltd	309,000	6,044,159
Nomura Holdings Inc	1,668,200	11,790,053
ORIX Corp	676,400	11,202,702
Ricoh Co Ltd	1,169,900	13,971,896
Seven & I Holdings Co Ltd	325,800	13,748,846
Sumitomo Mitsui Financial Group Inc	277,500	11,652,278
Toyota Motor Corp	439,000	26,407,675
Yamato Holdings Co Ltd	353,300	7,317,654

		258,095,940

Netherlands - 2.6%

ING Groep NV CVA *	1,021,774	14,336,635
Koninklijke KPN NV *	4,045,213	14,730,037

		29,066,672

Norway - 2.5%

DNB ASA	395,171	7,218,735
Norsk Hydro ASA	1,534,307	8,202,026
Statoil ASA	408,298	12,595,421

		28,016,182

Russia - 0.5%

MMC Norilsk Nickel OJSC ADR (OTC)	287,755	5,700,426

South Korea - 1.2%

KT Corp	169,096	5,108,521
Samsung Electronics Co Ltd	6,512	8,514,650

		13,623,171

Spain - 2.2%

CaixaBank SA	1,408,080	8,679,596
Repsol SA	579,856	15,319,969

		23,999,565

Sweden - 1.8%

Electrolux AB ‘B’	566,708	14,319,139
Nordea Bank AB	370,406	5,222,071

		19,541,210

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Switzerland - 5.4%

Novartis AG	242,136	$21,933,203
Roche Holding AG (XVTX)	59,756	17,831,281
Swiss Re AG	90,779	8,079,126
Zurich Insurance Group AG	40,155	12,106,338

		59,949,948

Taiwan - 0.4%

Asustek Computer Inc	410,000	4,562,163

Turkey - 0.6%

Turkiye Garanti Bankasi AS	1,587,512	6,212,531

United Kingdom - 23.0%

AstraZeneca PLC	205,549	15,295,138
Barclays PLC	3,764,178	13,711,684
BG Group PLC	943,122	19,938,828
BP PLC	2,015,491	17,746,808
British American Tobacco PLC	168,112	10,003,862
HSBC Holdings PLC (LI)	2,849,852	28,931,965
InterContinental Hotels Group PLC	321,930	13,320,235
Kingfisher PLC	1,014,364	6,225,321
Prudential PLC	858,764	19,699,003
Rio Tinto PLC	350,430	18,908,729
Royal Dutch Shell PLC ‘A’ (LI)	889,029	36,777,037
SABMiller PLC	243,571	14,111,886
Tullow Oil PLC	342,717	5,000,566
Vodafone Group PLC	7,258,222	24,255,432
Wolseley PLC	174,866	9,574,771

		253,501,265

Total Common Stocks (Cost $947,393,769)		1,084,406,351

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $10,490,492; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $10,703,200)	$10,490,492	10,490,492

Total Short-Term Investment (Cost $10,490,492)		10,490,492

TOTAL INVESTMENTS - 100.1% (Cost $969,000,504)		1,105,593,553

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,474,076)

NET ASSETS - 100.0%		$1,104,119,477

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	29.2%
Consumer Discretionary	12.3%
Energy	11.0%
Materials	9.2%
Industrials	9.0%
Health Care	7.3%
Telecommunication Services	6.4%
Consumer Staples	6.3%
Information Technology	4.3%
Utilities	4.1%
Others (each less than 3.0%)	1.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	23.4%
United Kingdom	23.0%
France	13.5%
Germany	8.9%
Switzerland	5.4%
Italy	4.3%
Others (each less than 3.0%)	21.6%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	75,750,118	USD	69,727,832	08/14	WBC	$1,527,248
CHF	10,131,875	USD	11,325,221	08/14	BRC	103,179
CHF	38,783,264	USD	44,105,220	08/14	CSF	(359,060)
EUR	4,058,576	CHF	4,943,098	08/14	SGN	(17,521)
EUR	1,638,103	GBP	1,313,350	08/14	GSC	(3,729)
EUR	1,236,812	JPY	170,666,950	08/14	CIT	8,674
EUR	3,188,426	NOK	25,998,269	08/14	BRC	133,284
EUR	2,351,882	SEK	21,285,967	08/14	BRC	36,354
EUR	10,132,808	USD	13,887,159	08/14	BRC	(10,528)
EUR	4,830,592	USD	6,583,105	08/14	BRC	32,271
EUR	1,869,634	USD	2,546,061	08/14	CIT	14,358
EUR	1,637,831	USD	2,244,339	08/14	DUB	(1,370)
EUR	5,195,104	USD	7,036,581	08/14	DUB	77,986
EUR	1,827,006	USD	2,543,487	08/14	HSB	(41,447)
EUR	2,554,674	USD	3,461,543	08/14	HSB	37,021
EUR	2,829,397	USD	3,839,407	08/14	MSC	35,383
EUR	9,248,129	USD	12,743,908	08/14	RBC	(78,823)
EUR	3,114,310	USD	4,267,851	08/14	SSB	(2,879)
EUR	1,856,776	USD	2,511,211	08/14	TDB	31,598
EUR	2,019,129	USD	2,798,381	08/14	UBS	(33,234)
GBP	1,467,431	SGD	3,074,738	08/14	BRC	44,769
GBP	5,411,929	USD	9,121,465	08/14	BRC	138,054
GBP	2,079,550	USD	3,527,671	08/14	CIT	30,326
GBP	2,692,611	USD	4,516,328	08/14	DUB	90,585
GBP	2,506,819	USD	4,227,840	08/14	HSB	61,191
GBP	1,973,280	USD	3,324,368	08/14	SGN	51,809
GBP	2,377,968	USD	4,013,154	08/14	SSB	55,421
HKD	18,099,771	EUR	1,704,647	08/14	WBC	(203)
HKD	49,479,308	USD	6,383,521	08/14	BRC	(2,333)
HKD	29,997,376	USD	3,870,569	08/14	RBC	(1,904)
JPY	285,976,885	GBP	1,669,320	08/14	SGN	(32,473)
JPY	384,608,770	USD	3,793,734	08/14	BRC	3,768
JPY	286,358,621	USD	2,799,319	08/14	DUB	28,093
JPY	598,448,246	USD	5,894,044	08/14	HSB	14,839
SEK	139,359,019	USD	21,301,165	08/14	CSF	(452,334)
SGD	23,598,760	USD	18,782,182	08/14	SSB	143,919
USD	3,159,363	AUD	3,386,895	08/14	BRC	(26,552)
USD	2,487,695	AUD	2,643,433	08/14	BRC	1,124
USD	2,894,423	AUD	3,088,798	08/14	CIT	(11,085)
USD	3,847,238	CAD	4,226,814	08/14	CSF	(110,713)
USD	6,015,979	CHF	5,363,967	08/14	BRC	(34,388)
USD	2,830,478	CHF	2,528,712	08/14	HSB	(21,821)
USD	4,275,031	EUR	3,113,848	08/14	BRC	10,692
USD	1,789,504	EUR	1,304,146	08/14	CIT	3,508
USD	4,442,362	EUR	3,256,084	08/14	GSC	(16,766)
USD	86,450,652	EUR	62,388,387	08/14	GSC	1,011,287
USD	7,934,003	EUR	5,807,419	08/14	HSB	(19,115)
USD	4,374,735	EUR	3,192,746	08/14	RBC	2,348
USD	3,131,792	EUR	2,306,363	08/14	SGN	(26,716)
USD	3,022,600	EUR	2,219,660	08/14	SSB	(17,170)
USD	6,777,617	EUR	4,966,099	08/14	UBS	(23,334)
USD	2,217,950	EUR	1,627,378	08/14	WBC	(10,704)
USD	756,498	EUR	545,559	08/14	WBC	9,369
USD	5,698,444	GBP	3,367,709	08/14	ANZ	(63,524)
USD	1,675,097	GBP	995,611	08/14	CIT	(28,339)
USD	22,755,766	GBP	13,503,543	08/14	GSC	(348,067)
USD	14,708,087	GBP	8,737,980	08/14	RBC	(242,125)
USD	3,328,002	GBP	1,977,192	08/14	WBC	(54,867)
USD	4,267,662	HKD	33,082,104	08/14	WBC	1,170
USD	28,542,302	JPY	2,917,194,568	08/14	ANZ	(261,130)
USD	8,380,671	JPY	854,678,744	08/14	BRC	(58,150)
USD	2,615,420	JPY	266,374,489	08/14	CBA	(14,675)
USD	3,349,730	JPY	341,248,719	08/14	GSC	(19,649)
USD	7,119,071	JPY	730,162,501	08/14	HSB	(90,317)
USD	6,211,549	JPY	634,597,118	08/14	MSC	(54,257)
USD	2,222,429	JPY	226,452,403	08/14	RBC	(13,489)
USD	6,275,565	NOK	38,079,050	08/14	GSC	75,316

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,317,802	NOK	13,963,219	08/14	MSC	$44,231
USD	5,318,326	NOK	31,747,274	08/14	WBC	149,053
USD	3,043,175	SEK	19,928,229	08/14	RBC	61,809

Total Forward Foreign Currency Contracts						$1,465,246

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$394,616	$394,616	$-	$-
	Preferred Stocks (1)	10,302,094	-	10,302,094	-
	Common Stocks
	Australia	22,272,472	-	22,272,472	-
	Belgium	19,045,593	-	19,045,593	-
	Canada	4,629,121	4,629,121	-	-
	Denmark	10,943,348	-	10,943,348	-
	Finland	10,580,511	-	10,580,511	-
	France	149,015,759	-	149,015,759	-
	Germany	88,152,965	-	88,152,965	-
	Hong Kong	22,921,898	-	22,921,898	-
	Ireland	7,478,651	7,478,651	-	-
	Italy	47,096,960	-	47,096,960	-
	Japan	258,095,940	-	258,095,940	-
	Netherlands	29,066,672	-	29,066,672	-
	Norway	28,016,182	-	28,016,182	-
	Russia	5,700,426	5,700,426	-	-
	South Korea	13,623,171	-	13,623,171	-
	Spain	23,999,565	-	23,999,565	-
	Sweden	19,541,210	-	19,541,210	-
	Switzerland	59,949,948	-	59,949,948	-
	Taiwan	4,562,163	-	4,562,163	-
	Turkey	6,212,531	-	6,212,531	-
	United Kingdom	253,501,265	-	253,501,265	-

		1,084,406,351	17,808,198	1,066,598,153	-
	Short-Term Investment	10,490,492	-	10,490,492	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,070,037	-	4,070,037	-

	Total Assets	1,109,663,590	18,202,814	1,091,460,776	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,604,791)	-	(2,604,791)	-

	Total Liabilities	(2,604,791)	-	(2,604,791)	-

	Total	$1,107,058,799	$18,202,814	$1,088,855,985	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.7%

Consumer Discretionary - 1.9%

Cox Communications Inc 5.450% due 12/15/14	$6,900,000	$7,052,649
Discovery Communications LLC 3.700% due 06/01/15	3,950,000	4,067,429
DISH DBS Corp 6.625% due 10/01/14	1,000,000	1,013,750
DR Horton Inc 5.625% due 09/15/14	5,000,000	5,052,500
The Home Depot Inc 5.400% due 03/01/16	150,000	161,919
The Walt Disney Co 0.450% due 12/01/15	350,000	350,452

		17,698,699

Consumer Staples - 0.4%

Anheuser-Busch InBev Finance Inc 0.800% due 01/15/16	100,000	100,453
Anheuser-Busch InBev Worldwide Inc 0.800% due 07/15/15	200,000	200,944
Diageo Finance BV (Netherlands) 5.300% due 10/28/15	235,000	249,867
Mondelez International Inc 4.125% due 02/09/16	950,000	999,322
Philip Morris International Inc 2.500% due 05/16/16	300,000	310,804
SABMiller Holdings Inc 1.850% due 01/15/15 ~	200,000	201,429
Tesco PLC (United Kingdom) 2.000% due 12/05/14 ~	1,000,000	1,005,871
The Procter & Gamble Co 1.800% due 11/15/15	250,000	254,901
Wesfarmers Ltd (Australia) 2.983% due 05/18/16 ~	300,000	311,703

		3,635,294

Energy - 2.4%

BG Energy Capital PLC (United Kingdom) 2.500% due 12/09/15 ~	300,000	306,887
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	300,000	309,677
Canadian Natural Resources Ltd (Canada) 0.609% due 03/30/16 §	1,500,000	1,503,901
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	200,000	200,518
CNPC General Capital Ltd (United Kingdom) 1.450% due 04/16/16 ~	300,000	300,751
Enbridge Inc (Canada) 0.678% due 06/02/17 §	800,000	802,189
Enterprise Products Operating LLC 3.700% due 06/01/15	600,000	617,429
Petrobras Global Finance BV (Netherlands) 1.849% due 05/20/16 §	1,305,000	1,309,881
Petroleos Mexicanos (Mexico) 4.875% due 03/15/15	300,000	308,775
Phillips 66 1.950% due 03/05/15	1,450,000	1,464,716
Sinopec Group Overseas Development Ltd (United Kingdom) 1.750% due 04/10/17 ~	10,000,000	10,013,840
Transocean Inc (Cayman) 4.950% due 11/15/15	4,271,000	4,504,449

		21,643,013

	Principal Amount	Value
Financials - 36.1%

Achmea Bank NV (Netherlands) 3.200% due 11/03/14 ~	$1,533,000	$1,547,703
Ally Financial Inc
2.427% due 12/01/14 §	450,000	451,288
4.625% due 06/26/15	400,000	413,500
6.750% due 12/01/14	2,100,000	2,148,563
8.300% due 02/12/15	300,000	313,125
American Express Credit Corp
1.330% due 06/12/15 §	950,000	959,666
2.750% due 09/15/15	400,000	410,579
5.125% due 08/25/14	2,000,000	2,014,318
American Honda Finance Corp
0.443% due 11/03/14 § ~	200,000	200,176
1.000% due 08/11/15 ~	200,000	200,985
Asian Development Bank (Multi-National) 0.161% due 05/13/16 §	18,000,000	18,001,764
Australia & New Zealand Banking Group Ltd (Australia) 1.000% due 10/06/16 ~	300,000	302,174
Banco Santander Chile (Chile) 1.127% due 04/11/17 § ~	900,000	900,612
Bank Nederlandse Gemeenten (Netherlands)
0.273% due 05/07/15 § ~	4,700,000	4,702,580
0.504% due 05/15/18 § ~	22,400,000	22,544,995
Bank of America Corp
4.500% due 04/01/15	1,000,000	1,029,990
5.000% due 01/15/15	250,000	255,934
5.450% due 07/15/14	900,000	901,951
Bank of America NA 0.645% due 05/08/17 §	3,500,000	3,500,444
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	7,600,000	7,781,192
Berkshire Hathaway Finance Corp 2.450% due 12/15/15	400,000	411,462
BPCE SA (France) 0.862% due 06/17/17 §	6,800,000	6,802,917
Caterpillar Financial Services Corp 0.700% due 11/06/15	300,000	301,111
CDP Financial Inc (Canada) 3.000% due 11/25/14 ~	8,900,000	8,993,895
Citigroup Inc
3.953% due 06/15/16	500,000	527,748
6.010% due 01/15/15	1,000,000	1,030,262
Commonwealth Bank of Australia (Australia) 0.750% due 01/13/17 ~	400,000	401,177
Credit Agricole SA (France)
1.027% due 04/15/19 § ~	800,000	807,055
3.500% due 04/13/15 ~	8,000,000	8,175,416
Credit Suisse NY (Switzerland) 3.500% due 03/23/15	2,000,000	2,044,032
Daimler Finance North America LLC
0.829% due 01/09/15 § ~	300,000	300,706
1.300% due 07/31/15 ~	6,400,000	6,453,338
Dexia Credit Local SA (France)
0.508% due 01/21/16 § ~	5,000,000	5,001,920
0.519% due 11/04/15 § ~	EUR 2,775,000	3,804,368
DNB Boligkreditt AS (Norway) 2.900% due 03/29/17 ~	$5,500,000	5,715,578
Eksportfinans ASA (Norway)
2.000% due 09/15/15	347,000	347,521
3.000% due 11/17/14	360,000	362,646
Erste Abwicklungsanstalt (Germany)
0.431% due 06/07/16 § ~	10,000,000	10,024,860
0.527% due 01/29/16 §	6,000,000	6,023,406
0.625% due 11/20/14 ~	1,600,000	1,602,371
0.980% due 03/13/15 §	9,000,000	9,046,791
Export-Import Bank of Korea (South Korea)
0.977% due 01/14/17 §	1,600,000	1,611,834
5.125% due 03/16/15	2,000,000	2,062,764

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Ford Motor Credit Co LLC
0.675% due 11/08/16 §	$4,000,000	$4,000,420
2.750% due 05/15/15	2,000,000	2,038,768
7.000% due 04/15/15	2,730,000	2,867,385
12.000% due 05/15/15	550,000	604,503
General Electric Capital Corp
0.504% due 05/15/17 §	7,600,000	7,611,772
0.609% due 01/09/15 §	4,700,000	4,709,898
HSBC Bank PLC (United Kingdom)
3.100% due 05/24/16 ~	550,000	574,973
3.500% due 06/28/15 ~	3,700,000	3,812,961
HSBC Finance Corp 0.657% due 06/01/16 §	750,000	750,563
Hyundai Capital America 3.750% due 04/06/16 ~	535,000	560,111
Hyundai Capital Services Inc (South Korea) 6.000% due 05/05/15 ~	450,000	469,235
Industrial Bank of Korea (South Korea) 2.375% due 07/17/17 ~	3,500,000	3,578,200
ING Bank NV (Netherlands) 0.574% due 01/04/16 § ~	10,000,000	10,000,750
Intesa Sanpaolo SPA (Italy) 1.608% due 04/11/16 §	3,000,000	3,029,190
JPMorgan Chase & Co
0.676% due 04/23/15 §	8,700,000	8,720,854
0.887% due 10/15/15 §	3,100,000	3,118,150
1.100% due 10/15/15	300,000	301,328
1.281% due 03/20/15 §	2,600,000	2,617,139
1.355% due 09/22/15 §	300,000	303,355
3.700% due 01/20/15	3,000,000	3,053,439
KFW (Germany)
0.625% due 04/24/15	275,000	276,052
4.125% due 10/15/14	235,000	237,627
Kookmin Bank (South Korea) 1.478% due 10/11/16 § ~	600,000	609,382
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	500,000	503,168
Macquarie Group Ltd (Australia) 7.300% due 08/01/14 ~	500,000	502,615
MetLife Institutional Funding II 0.600% due 01/06/15 § ~	200,000	200,404
Mizuho Bank Ltd (Japan) 0.659% due 04/16/17 § ~	1,000,000	1,001,517
Morgan Stanley
3.800% due 04/29/16	2,500,000	2,625,797
4.100% due 01/26/15	275,000	280,716
6.000% due 04/28/15	5,000,000	5,233,430
National Australia Bank Ltd (Australia) 0.730% due 07/08/14 § ~	2,900,000	2,900,206
Navient Corp
3.875% due 09/10/15	200,000	205,000
6.250% due 01/25/16	1,800,000	1,919,250
Nederlandse Waterschapsbank NV (Netherlands)
0.272% due 03/17/15 § ~	12,000,000	12,003,456
0.455% due 02/14/18 § ~	6,000,000	6,023,328
Norddeutsche Landesbank Girozentrale (Germany) 0.875% due 10/16/15 ~	1,000,000	1,005,011
Nordea Bank AB (Sweden) 2.250% due 03/20/15 ~	350,000	354,865
NRW Bank (Germany) 0.469% due 10/16/17 § ~	20,500,000	20,598,994
Oesterreichische Kontrollbank AG (Austria) 4.500% due 03/09/15	192,000	197,668
Pricoa Global Funding I 0.375% due 05/16/16 § ~	1,000,000	1,000,647
QNB Finance Ltd (Cayman) 3.125% due 11/16/15 ~	300,000	309,750

	Principal Amount	Value
RCI Banque SA (France) 4.600% due 04/12/16 ~	$500,000	$529,768
Shinhan Bank (South Korea) 0.880% due 04/08/17 § ~	900,000	903,320
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	1,315,000	1,349,854
Sun Trust Bank 0.535% due 04/01/15 §	1,009,000	1,008,963
Svensk Exportkredit AB (Sweden) 0.267% due 07/13/14 §	25,000,000	25,000,525
The Bank of New York Mellon Corp 0.457% due 03/04/16 §	550,000	550,774
The Bear Stearns Cos LLC 5.700% due 11/15/14	900,000	917,380
The Goldman Sachs Group Inc
1.227% due 11/21/14 §	900,000	903,006
5.000% due 10/01/14	10,500,000	10,621,107
5.350% due 01/15/16	275,000	293,489
The Korea Development Bank (South Korea) 0.853% due 01/22/17 §	1,000,000	1,001,773
Toyota Motor Credit Corp
0.516% due 05/17/16 §	1,315,000	1,319,830
0.875% due 07/17/15	100,000	100,612
2.800% due 01/11/16	300,000	310,687
Volkswagen Group of America Finance LLC 0.597% due 05/23/17 § ~	4,000,000	4,007,368
Volkswagen International Finance NV (Netherlands) 2.875% due 04/01/16 ~	300,000	311,292
Wachovia Corp 0.565% due 10/28/15 §	5,000,000	5,011,005
Wells Fargo & Co 0.428% due 10/28/15 §	300,000	300,113
Westpac Securities NZ Ltd (New Zealand) 3.450% due 07/28/14 ~	2,300,000	2,305,306

		327,892,766

Health Care - 2.6%

Amgen Inc
0.608% due 05/22/17 §	8,350,000	8,360,705
1.875% due 11/15/14	2,500,000	2,514,257
Express Scripts Holding Co
2.100% due 02/12/15	4,100,000	4,141,832
2.750% due 11/21/14	4,550,000	4,593,057
Pfizer Inc 5.350% due 03/15/15	300,000	310,364
Sanofi (France) 2.625% due 03/29/16	350,000	362,639
Takeda Pharmaceutical Co Ltd (Japan) 1.031% due 03/17/15 ~	300,000	301,500
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	1,000,000	1,024,563
Thermo Fisher Scientific Inc 3.200% due 05/01/15	1,890,000	1,932,304

		23,541,221

Industrials - 1.5%

Honeywell International Inc 0.276% due 11/17/15 §	8,900,000	8,907,877
International Lease Finance Corp
4.875% due 04/01/15	400,000	410,750
8.625% due 09/15/15	3,200,000	3,472,000
John Deere Capital Corp 0.700% due 09/04/15	350,000	351,233
Network Rail Infrastructure Finance PLC (United Kingdom) 0.875% due 01/20/15 ~	400,000	401,419
USG Corp 8.375% due 10/15/18 ~	500,000	528,500

		14,071,779

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Information Technology - 0.7%

International Business Machines Corp 2.000% due 01/05/16	$450,000	$460,552
Oracle Corp 0.741% due 10/08/19 §	4,800,000	4,800,000
Xerox Corp 4.250% due 02/15/15	1,000,000	1,023,161

		6,283,713

Materials - 0.3%

Anglo American Capital PLC (United Kingdom) 1.176% due 04/15/16 § ~	800,000	802,894
EI du Pont de Nemours & Co 2.750% due 04/01/16	250,000	259,468
Linde Finance BV (Netherlands) 3.625% due 11/13/14	1,900,000	1,921,782

		2,984,144

Telecommunication Services - 4.4%

America Movil SAB de CV (Mexico) 3.625% due 03/30/15	300,000	306,825
AT&T Inc 0.608% due 02/12/16 §	300,000	300,981
BellSouth Corp 4.182% due 04/26/21 ~	17,000,000	17,491,725
British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	600,000	608,623
Orange SA (France) 2.125% due 09/16/15	700,000	710,946
Telecom Italia Capital SA (Luxembourg)
4.950% due 09/30/14	1,000,000	1,010,400
5.250% due 10/01/15	1,000,000	1,047,500
Telefonica Emisiones SAU (Spain) 6.421% due 06/20/16	372,000	409,693
Verizon Communications Inc
0.631% due 06/09/17 §	2,200,000	2,204,140
1.761% due 09/15/16 §	7,000,000	7,196,714
1.981% due 09/14/18 §	8,000,000	8,448,968

		39,736,515

Utilities - 0.4%

Pacific Gas & Electric Co 0.423% due 05/11/15 §	1,900,000	1,901,026
Scottish Power Ltd (United Kingdom) 5.375% due 03/15/15	1,500,000	1,548,030

		3,449,056

Total Corporate Bonds & Notes (Cost $460,497,585)		460,936,200

MORTGAGE-BACKED SECURITIES - 2.0%

Collateralized Mortgage Obligations - Commercial - 2.0%

Credit Suisse First Boston Mortgage Securities Corp 4.829% due 11/15/37 "	4,218,909	4,238,502
Fannie Mae
0.442% due 12/25/17 " §	7,800,000	7,803,997
0.499% due 01/25/17 " §	4,964,200	4,974,565
GS Mortgage Securities Corp II 4.751% due 07/10/39 "	941,136	960,760

		17,977,824

Collateralized Mortgage Obligation - Residential - 0.0%

Granite Mortgages PLC (United Kingdom) 0.511% due 09/20/44 " §	30,663	30,598

Total Mortgage-Backed Securities (Cost $18,065,339)		18,008,422

	Principal Amount	Value
ASSET-BACKED SECURITIES - 9.2%

Aimco CLO (Cayman) 0.479% due 08/20/20 " § ~	$465,321	$461,365
Ally Auto Receivables Trust 0.480% due 02/15/17 "	5,000,000	5,000,678
American Express Credit Account Master Trust 1.260% due 01/15/20 " #	9,000,000	9,002,484
AmeriCredit Automobile Receivables Trust 0.680% due 10/11/16 "	4,127,159	4,130,288
BA Credit Card Trust 0.422% due 09/16/19 " §	11,000,000	11,016,296
Chase Issuance Trust
0.352% due 05/15/18 " §	7,500,000	7,512,645
0.359% due 04/16/18 " §	9,000,000	9,006,111
Citibank Credit Card Issuance Trust 0.351% due 05/09/18 " §	9,000,000	9,008,734
Fifth Third Auto Trust
0.312% due 04/17/17 " §	4,500,000	4,517,903
0.450% due 04/17/17 "	1,000,000	999,966
Ford Credit Auto Lease Trust 0.332% due 10/15/16 " §	4,000,000	4,000,662
GE Capital Credit Card Master Note Trust 3.690% due 03/15/18 "	1,000,000	1,022,304
GE Equipment Transportation LLC 0.550% due 12/23/16 "	700,000	700,183
LCM X LP (Cayman) 1.487% due 04/15/22 " § ~	4,500,000	4,500,129
Navient Student Loan Trust 0.438% due 03/25/21 " §	4,500,000	4,501,431
Santander Drive Auto Receivables Trust
0.270% due 01/15/15 "	1,257,445	1,257,351
1.040% due 08/15/16 "	3,500,989	3,503,978
SLM Student Loan Trust 0.312% due 02/27/17 " §	643,729	643,542
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	2,900,000	2,900,328

Total Asset-Backed Securities (Cost $83,623,377)		83,686,378

U.S. TREASURY OBLIGATIONS - 2.9%

U.S. Treasury Notes - 2.9%

0.250% due 02/28/15 ‡	800,000	800,890
0.250% due 03/31/15 ‡	25,600,000	25,630,490

		26,431,380

Total U.S. Treasury Obligations (Cost $26,409,014)		26,431,380

FOREIGN GOVERNMENT BONDS & NOTES - 0.7%

Canada Government (Canada) 2.375% due 09/10/14	150,000	150,566
Japan Bank for International Cooperation (Japan) 0.584% due 11/13/18 §	1,800,000	1,807,097
Kommuninvest I Sverige AB (Sweden)
0.226% due 10/17/14 § ~	2,000,000	2,000,180
0.233% due 06/22/15 § ~	2,500,000	2,501,978

Total Foreign Government Bonds & Notes (Cost $6,457,959)		6,459,821

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 1.4%

City of New York NY ‘O’ 4.650% due 06/01/15	$500,000	$519,665
County of Posey IN 0.300% due 07/01/46 §	8,500,000	8,500,595
New Jersey Economic Development Authority ‘OO’ 0.857% due 03/01/15	200,000	200,582
Ohio State Water Development Authority ‘A’ 3.375% due 07/01/33 §	400,000	408,376
State of Texas 0.503% due 06/01/17 §	1,400,000	1,400,140
University of California
0.392% due 05/15/15	200,000	200,212
0.651% due 07/01/41 §	900,000	901,377

Total Municipal Bonds (Cost $12,124,466)		12,130,947

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $13,827)		1,684

SHORT-TERM INVESTMENTS - 33.4%

Certificates of Deposit - 2.6%

Bank of Nova Scotia (Canada) 0.520% due 03/06/15 §	1,500,000	1,503,035
Barclays Bank PLC (United Kingdom) 0.532% due 05/01/15 §	9,000,000	8,999,631
Credit Agricole SA (France) 0.560% due 11/30/15 §	1,900,000	1,900,122
Credit Suisse NY (Switzerland)
0.465% due 03/17/15 §	3,500,000	3,500,094
0.603% due 01/28/16 §	8,000,000	8,005,056

		23,907,938

Commercial Paper - 12.0%

AXA Financial Inc
0.550% due 06/01/15	1,800,000	1,803,445
0.550% due 06/10/15	6,300,000	6,271,865
0.560% due 06/10/15	3,900,000	3,882,583
CNPC Finance Ltd (Hong Kong) 0.380% due 07/15/14	8,000,000	7,998,818
ConAgra Foods Inc 0.470% due 07/21/14	9,000,000	8,997,650
Electricite de France SA 0.560% due 01/06/15	8,200,000	8,185,286
ENI Coordination Center (Belgium) 0.500% due 03/13/15	7,100,000	7,077,734
Eni Finance USA Inc 0.580% due 05/22/15	6,500,000	6,472,806
Glencore Funding LLC
0.610% due 10/07/14	1,500,000	1,498,738
0.630% due 11/05/14	6,000,000	5,993,066
0.670% due 07/15/14	1,000,000	999,739
0.700% due 07/16/14	4,500,000	4,498,688
Kansas City Southern Railway 0.590% due 07/11/14	2,000,000	1,999,672
Macquarie Bank Ltd 0.527% due 04/07/15	9,000,000	9,000,333
Mohawk Industries Inc
0.550% due 07/18/14	1,000,000	999,740
0.550% due 07/23/14	3,000,000	2,998,992
0.720% due 07/08/14	900,000	899,874
0.780% due 07/02/14	500,000	499,989
Nisource Finance Corp
0.550% due 07/11/14	2,000,000	1,999,694
0.600% due 07/08/14	1,600,000	1,599,813

	Principal Amount	Value
0.600% due 07/22/14	$2,000,000	$1,999,300
0.600% due 07/24/14	3,600,000	3,598,620
Noble Corp 0.430% due 07/18/14	5,000,000	4,998,985
Vodafone Group PLC
0.510% due 06/01/15	9,400,000	9,356,659
0.530% due 06/02/15	5,800,000	5,773,178

		109,405,267

Foreign Government Issue - 1.7%
Mexico Cetes (Mexico) 3.589% due 07/24/14	MXN 196,700,000	15,127,965

U.S. Treasury Bills - 4.1%

0.041% due 11/06/14 ‡	$3,516,000	3,515,546
0.043% due 11/06/14 ‡	654,000	653,916
0.046% due 10/30/14 ‡	5,977,000	5,976,325
0.049% due 11/20/14 ‡	2,140,000	2,139,611
0.051% due 10/16/14 ‡	411,000	410,951
0.052% due 10/16/14 ‡	22,350,000	22,347,340
0.061% due 12/11/14	730,000	729,847
0.064% due 12/11/14	710,000	709,852
0.077% due 09/11/14 ‡	301,000	300,991

		36,784,379

U.S. Government Agency Issues - 6.8%
Fannie Mae
0.050% due 09/22/14	1,900,000	1,899,869
0.055% due 09/22/14	100,000	99,993
0.060% due 09/22/14	1,263,000	1,262,913
0.060% due 10/06/14	5,000,000	4,999,460
0.070% due 10/14/14	600,000	599,930
Federal Home Loan Bank
0.077% due 10/17/14	500,000	499,940
0.078% due 10/29/14	3,526,000	3,525,531
0.080% due 10/29/14	1,900,000	1,899,747
0.090% due 02/27/15 ‡	28,100,000	28,095,061
0.102% due 02/23/15	10,600,000	10,594,414
Freddie Mac
0.055% due 09/25/14	500,000	499,964
0.065% due 10/16/14	7,600,000	7,599,096

		61,575,918

Repurchase Agreements - 6.2%

Bank of America Corp 0.140% due 07/01/14 (Dated 06/30/14, repurchase price of $29,700,116; collateralized by U.S. Treasury Notes: 1.625% due 06/30/19 and value $30,291,715)	29,700,000	29,700,000
Barclays PLC 0.130% due 07/01/14 (Dated 06/30/14, repurchase price of $20,000,072; collateralized by U.S. Treasury Notes: 2.000% due 02/28/21 and value $20,394,308)	20,000,000	20,000,000
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $558,238; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $570,575)	558,238	558,238
JPMorgan Chase & Co 0.200% due 07/01/14 (Dated 06/30/14, repurchase price of $3,000,017; collateralized by Fannie Mae: 1.670% due 12/17/18 and value $3,069,228)	3,000,000	3,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 0.200% due 07/01/14 (Dated 06/30/14, repurchase price of $3,300,018; collateralized by Freddie Mac: 4.000% due 10/01/42 and value $3,441,724)	$3,300,000	$3,300,000

		56,558,238

Total Short-Term Investments (Cost $302,975,365)		303,359,705

TOTAL INVESTMENTS - 100.3% (Cost $910,166,932)		911,014,537

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,414,508)

NET ASSETS - 100.0%		$908,600,029

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	50.7%
Short-Term Investments	33.4%
Asset-Backed Securities	9.2%
Others (each less than 3.0%)	7.0%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2014, investments with a total aggregate value of $56,224,462 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index (09/14)	10,895	($7,567,888)
FTSE 100 Index (09/14)	1,742	(816,306)
NIKKEI 225 Index (09/14)	3,029	1,310,399

Total Futures Contracts		($7,073,795)

(e)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	167,223,442	USD	228,085,777	07/14	BNP	$893,331
EUR	891,000	USD	1,212,486	07/14	CIT	7,561
EUR	25,135,975	USD	34,251,442	07/14	DUB	167,257
EUR	164,297,583	USD	225,014,741	07/14	GSC	(42,013)
EUR	88,930,000	USD	121,243,427	08/14	CIT	544,026
EUR	168,700,000	USD	230,154,036	08/14	CSF	876,474
EUR	85,876,000	USD	116,728,241	08/14	DUB	876,833
GBP	122,013,000	USD	204,824,443	09/14	CSF	3,868,883
JPY	1,048,200,000	USD	10,268,983	07/14	BNP	77,989
JPY	21,859,245,000	USD	214,808,808	07/14	CIT	967,758
JPY	153,800,000	USD	1,514,505	07/14	DUB	3,682
JPY	666,800,000	USD	6,521,746	07/14	GSC	60,358
JPY	161,500,000	USD	1,585,019	07/14	SCB	9,176
JPY	114,300,000	USD	1,121,438	08/14	BNP	7,123
JPY	7,312,705,087	USD	72,133,413	08/14	CIT	69,863
JPY	16,576,839,913	USD	163,452,603	08/14	DUB	221,733
USD	121,229,056	EUR	88,929,765	07/14	CIT	(542,497)
USD	230,123,670	EUR	168,700,000	07/14	CSF	(877,289)
USD	116,714,072	EUR	85,876,000	07/14	DUB	(875,960)
USD	19,000,000	EUR	14,042,235	07/14	GSC	(228,036)
USD	72,117,407	JPY	7,312,705,087	07/14	CIT	(67,629)
USD	163,416,267	JPY	16,576,839,913	07/14	DUB	(216,722)
USD	14,644,133	MXN	196,700,000	07/14	GSC	(494,205)

Total Forward Foreign Currency Contracts						$5,307,696

(f)	Purchased options outstanding as of June 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - OTC GBP versus USD	$1.54	09/12/14	DUB	GBP 82,000,000	$13,827	$1,684

Total Purchased Options					$13,827	$1,684

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(g)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CMBX AAA1	0.100%	10/12/52	GSC	$2,254,543	($8,053)	($7,045)	($1,008)

					($8,053)	($7,045)	($1,008)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$460,936,200	$-	$460,936,200	$-
	Mortgage-Backed Securities	18,008,422	-	18,008,422	-
	Asset-Backed Securities	83,686,378	-	83,686,378	-
	U.S. Treasury Obligations	26,431,380	-	26,431,380	-
	Foreign Government Bonds & Notes	6,459,821	-	6,459,821	-
	Municipal Bonds	12,130,947	-	12,130,947	-
	Short-Term Investments	303,359,705	-	303,359,705	-
	Derivatives:
	Equity Contracts
	Futures	1,310,399	1,310,399	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,652,047	-	8,652,047	-
	Purchased Options	1,684	-	1,684	-

	Total Foreign Currency Contracts	8,653,731	-	8,653,731	-

	Total Assets - Derivatives	9,964,130	1,310,399	8,653,731	-

	Total Assets	920,976,983	1,310,399	919,666,584	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(8,053)	-	(8,053)	-
	Equity Contracts
	Futures	(8,384,194)	(8,384,194)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,344,351)	-	(3,344,351)	-

	Total Liabilities - Derivatives	(11,736,598)	(8,384,194)	(3,352,404)	-

	Total Liabilities	(11,736,598)	(8,384,194)	(3,352,404)	-

	Total	$909,240,385	($7,073,795)	$916,314,180	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 12.2%

Germany - 4.3%

KFW
0.150% due 10/30/14 §	$50,000,000	$50,001,600
0.625% due 04/24/15	22,500,000	22,586,085

		72,587,685

Multi-National - 7.9%

European Investment Bank 1.125% due 08/15/14	50,000,000	50,061,900
International Bank for Reconstruction & Development
0.375% due 11/16/15	30,000,000	30,033,690
2.375% due 05/26/15	50,000,000	51,009,200

		131,104,790

Total Corporate Bonds & Notes (Cost $203,635,676)		203,692,475

U.S. GOVERNMENT AGENCY ISSUES - 8.1%

Fannie Mae
0.375% due 03/16/15	51,713,000	51,810,531
0.875% due 08/28/14	28,125,000	28,160,859
Federal Home Loan Bank
0.170% due 10/28/14	25,000,000	25,005,125
2.750% due 03/13/15	30,000,000	30,549,780

Total U.S. Government Agency Issues (Cost $135,521,519)		135,526,295

U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

0.375% due 03/15/15 ‡	104,500,000	104,714,330

Total U.S. Treasury Obligations (Cost $104,668,976)		104,714,330

FOREIGN GOVERNMENT BONDS & NOTES - 23.8%

Canada - 6.4%

Canadian Government 1.000% due 02/01/15 ‡	CAD 113,800,000	106,669,436

France - 4.9%

French Treasury 3.000% due 07/12/14	EUR 59,300,000	81,262,843

Germany - 6.2%

Bundesobligation 2.500% due 02/27/15	74,500,000	103,684,862

	Principal Amount	Value
United Kingdom - 6.3%

United Kingdom Gilt 2.750% due 01/22/15 ~	GBP 60,700,000	$105,192,647

Total Foreign Government Bonds & Notes (Cost $386,009,259)		396,809,788

SHORT-TERM INVESTMENTS - 52.2%

U.S. Treasury Bills - 8.1%

0.030% due 10/16/14	$10,000,000	9,998,810
0.065% due 02/05/15 ‡	10,000,000	9,997,190
0.089% due 10/16/14	35,000,000	34,995,835
0.096% due 04/30/15	10,000,000	9,989,380
0.102% due 02/05/15	35,000,000	34,990,165
0.107% due 04/30/15 ‡	35,000,000	34,962,830

		134,934,210

Repurchase Agreement - 44.1%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $736,191,990; collateralized by U.S. Treasury Notes: 0.625% - 3.875% due 02/28/18 - 05/15/18 and value $750,923,556)	736,191,990	736,191,990

Total Short-Term Investments (Cost $871,117,866)		871,126,200

TOTAL INVESTMENTS - 102.6% (Cost $1,700,953,296)		1,711,869,088

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(42,756,175)

NET ASSETS - 100.0%		$1,669,112,913

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments	52.2%
Foreign Government Bonds & Notes	23.8%
Corporate Bonds & Notes	12.2%
U.S. Government Agency Issues	8.1%
U.S. Treasury Obligations	6.3%

	102.6%
Other Assets & Liabilities, Net	(2.6%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2014, investments with a total aggregate value of $35,546,082 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(d)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	427,572,552	USD	399,656,340	08/14	GSC	$2,487,307
CHF	7,355,000	USD	8,250,982	07/14	GSC	43,699
CHF	2,855,000	USD	3,205,848	08/14	ANZ	14,547
EUR	93,552,498	USD	127,375,000	07/14	MSC	732,245

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	124,812,348	USD	169,010,647	08/14	ANZ	$1,918,092
EUR	111,300,000	USD	151,725,273	08/14	BOA	698,497
EUR	92,425,000	USD	125,616,204	08/14	CIT	958,521
EUR	38,863,000	USD	52,789,867	08/14	GSC	432,460
GBP	12,425,000	USD	20,844,180	07/14	BRC	417,974
GBP	157,143,000	USD	263,775,054	08/14	ANZ	5,083,799
GBP	28,430,456	USD	48,200,000	08/14	BOA	442,191
GBP	186,435,863	USD	312,981,443	08/14	BRC	5,995,109
GBP	76,564,240	USD	129,854,712	08/14	GSC	1,140,456
JPY	25,686,000,000	USD	250,644,028	07/14	GSC	2,929,793
JPY	218,847,000	USD	2,159,349	08/14	ANZ	1,505
JPY	11,237,782,790	USD	110,098,244	08/14	GSC	861,490
MXN	1,603,650,000	USD	124,092,703	07/14	CSF	(586,890)
NOK	382,514,233	USD	63,099,000	08/14	BOA	(820,607)
NOK	384,293,183	USD	62,850,000	08/14	BRC	(281,970)
NOK	934,112,998	USD	151,923,000	08/14	BRC	162,991
NOK	169,106,735	USD	27,685,000	08/14	CIT	(152,180)
NOK	879,883,643	USD	143,986,000	08/14	GSC	(729,268)
NOK	432,715,805	USD	70,770,000	08/14	RBC	(318,125)
NZD	11,265,000	USD	9,867,014	07/14	RBS	(14,694)
NZD	33,425,000	USD	28,891,496	07/14	RBS	341,863
NZD	69,592,792	USD	60,790,000	08/14	CIT	(57,673)
NZD	502,002,886	USD	431,381,120	08/14	CIT	6,707,403
NZD	69,592,792	USD	60,790,000	08/14	RBC	(57,673)
NZD	153,874,000	USD	133,906,694	08/14	RBC	376,266
PHP	10,994,500,000	USD	251,849,731	07/14	BRC	91,781
PLN	383,300,000	USD	126,405,699	07/14	MSC	(289,624)
SEK	869,002,651	USD	129,400,000	08/14	BOA	604,954
SEK	479,347,965	USD	70,821,000	08/14	BRC	890,646
SEK	9,777,046	USD	1,450,000	08/14	GSC	12,670
SGD	30,209,855	USD	24,168,851	08/14	ANZ	59,333
SGD	135,845,532	USD	108,679,903	08/14	CIT	267,674
USD	249,710,987	AUD	269,510,000	07/14	MSC	(4,205,205)
USD	4,662,462	AUD	4,964,000	08/14	ANZ	(6,315)
USD	504,398,784	AUD	539,631,312	08/14	GSC	(3,139,183)
USD	229,469,812	CAD	251,280,000	07/14	BRC	(5,952,034)
USD	380,567,344	CHF	340,760,000	07/14	GSC	(3,728,482)
USD	123,325,568	CHF	110,911,000	08/14	BOA	(1,780,287)
USD	277,513,172	CHF	249,550,945	08/14	BRC	(3,976,351)
USD	160,486,043	CHF	144,316,271	08/14	CIT	(2,300,431)
USD	215,866,383	CHF	194,095,179	08/14	GSC	(3,069,912)
USD	154,137,988	CHF	138,639,414	08/14	RBC	(2,245,080)
USD	187,001,595	EUR	137,340,000	07/14	BRC	(1,066,596)
USD	534,632,647	EUR	394,819,836	08/14	ANZ	(6,067,513)
USD	48,200,000	EUR	35,580,936	08/14	BOA	(527,587)
USD	214,781,045	EUR	157,620,452	08/14	BRC	(1,077,927)
USD	129,885,354	EUR	95,756,000	08/14	GSC	(1,251,129)
USD	70,779,895	EUR	52,037,000	08/14	RBC	(484,038)
USD	3,124,924	GBP	1,837,000	08/14	ANZ	(18,033)
USD	209,113,338	GBP	123,220,442	08/14	BOA	(1,706,785)
USD	326,991,705	GBP	192,673,885	08/14	CIT	(2,657,592)
USD	52,775,954	GBP	31,105,774	08/14	GSC	(443,488)
USD	60,790,000	GBP	35,709,163	08/14	RBC	(305,464)
USD	86,928,762	JPY	8,873,688,000	08/14	BOA	(688,349)
USD	263,355,524	JPY	26,880,830,041	08/14	GSC	(2,060,688)
USD	10,400,827	NOK	63,924,000	08/14	ANZ	(6,849)
USD	46,634,029	NOK	280,587,624	08/14	BOA	950,640
USD	70,821,000	NOK	435,451,601	08/14	BRC	(76,299)
USD	100,654,114	NOK	605,189,376	08/14	BRC	2,121,253
USD	1,450,000	NOK	8,896,432	08/14	GSC	1,543
USD	75,865,994	NOK	456,281,608	08/14	RBC	1,577,294
USD	637,598,365	NZD	757,780,000	07/14	RBS	(25,152,710)
USD	59,912,724	NZD	69,427,000	08/14	ANZ	(674,920)
USD	13,914,869	NZD	15,924,000	08/14	ANZ	18,292
USD	214,002,124	NZD	249,036,592	08/14	CIT	(3,327,448)
USD	127,375,000	PLN	384,637,727	07/14	MSC	818,777
USD	95,217,255	SEK	638,926,822	08/14	ANZ	(367,784)
USD	130,500,960	SEK	875,660,134	08/14	BRC	(499,971)
USD	72,875,623	SEK	488,985,229	08/14	CIT	(277,781)

Total Forward Foreign Currency Contracts						($43,289,870)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$203,692,475	$-	$203,692,475	$-
	U.S. Government Agency Issues	135,526,295	-	135,526,295	-
	U.S. Treasury Obligations	104,714,330	-	104,714,330	-
	Foreign Government Bonds & Notes	396,809,788	-	396,809,788	-
	Short-Term Investments	871,126,200	-	871,126,200	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	39,161,065	-	39,161,065	-

	Total Assets	1,751,030,153	-	1,751,030,153	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(82,450,935)	-	(82,450,935)	-

	Total Liabilities	(82,450,935)	-	(82,450,935)	-

	Total	$1,668,579,218	$-	$1,668,579,218	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.3%
Germany - 0.5%
Deutsche Euroshop AG	87,735	$4,335,601
Deutsche Wohnen AG	197,311	4,255,368

		8,590,969

Luxembourg - 0.3%
GAGFAH SA *	259,953	4,732,750

Singapore - 0.5%
Yoma Strategic Holdings Ltd	14,822,000	8,503,339

Total Common Stocks (Cost $18,710,280)		21,827,058

CLOSED-END MUTUAL FUND - 0.6%

Fondul Proprietatea SA *	34,288,000	9,134,682

Total Closed-End Mutual Fund (Cost $8,485,515)		9,134,682

	Principal Amount
CORPORATE BONDS & NOTES - 0.3%
Venezuela - 0.3%
Petroleos de Venezuela SA 4.900% due 10/28/14	$4,367,978	4,369,725

Total Corporate Bonds & Notes (Cost $4,287,877)		4,369,725

SENIOR LOAN NOTES - 0.3%

Kenya - 0.3%

Kenya Treasury Bills 4.975% due 08/15/14 §	5,245,000	5,231,887

Total Senior Loan Notes (Cost $5,248,672)		5,231,887

MORTGAGE-BACKED SECURITIES - 1.3%

United States - 1.3%

Fannie Mae (IO)
3.500% due 10/25/26 "	11,785,041	1,371,842
5.000% due 12/25/42 "	7,970,570	1,744,614
5.998% due 01/25/43 " §	8,229,652	1,546,259
6.048% due 03/25/33 " §	9,483,106	1,899,642
6.098% due 03/25/33 - 04/25/43 " §	15,727,198	3,144,942
Freddie Mac (IO)
5.948% due 06/15/32 " §	17,466,749	3,400,194
6.048% due 09/15/32 " §	12,846,494	2,674,677
6.098% due 02/15/33 - 05/15/43 " §	15,016,832	2,940,175
6.468% due 05/15/36 " §	7,299,077	1,253,571
Government National Mortgage Association (IO) 6.597% due 02/20/35 " §	7,780,401	1,341,303

		21,317,219

Total Mortgage-Backed Securities (Cost $19,870,697)		21,317,219

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 66.6%

Albania - 0.5%

Albania Government 7.500% due 11/04/15 ~	EUR 5,540,000	$7,995,563

Argentina - 2.8%

Argentina Boden 7.000% due 10/03/15	$33,550,227	32,204,490
Argentine Republic Government 8.280% due 12/31/33	15,110,129	12,692,509

		44,896,999

Barbados - 0.4%
Barbados Government 6.625% due 12/05/35 ~	7,211,000	5,840,910

Belarus - 0.5%
Republic of Belarus 8.750% due 08/03/15 ~	7,893,000	8,159,783

Bermuda - 1.9%
Bermuda Government 4.854% due 02/06/24 ~	28,659,000	30,321,222

Cyprus - 2.0%
Cyprus Government 3.750% due 11/01/15 ~	EUR 23,580,000	32,368,821

Dominican Republic - 1.8%
Dominican Republic
14.000% due 04/30/21 ~	DOP 41,500,000	1,066,023
14.500% due 02/10/23 ~	277,900,000	6,969,560
15.950% due 06/04/21 ~	63,000,000	1,791,267
18.500% due 02/04/28 ~	514,900,000	15,453,013
Dominican Republic Central Bank 12.000% due 04/05/19 ~	146,330,000	3,440,784

		28,720,647

Ecuador - 2.6%
Ecuador Government
7.950% due 06/20/24 ~	$33,660,000	34,585,650
9.375% due 12/15/15 ~	6,635,000	7,091,156

		41,676,806

Fiji - 1.1%
Republic of the Fiji Islands 9.000% due 03/15/16	18,165,000	18,763,550

Iceland - 1.3%
Iceland Rikisbref
6.250% due 02/05/20	ISK 498,810,000	3,672,547
7.250% due 10/26/22	494,279,288	3,769,346
8.750% due 02/26/19	1,632,149,000	13,297,679

		20,739,572

Indonesia - 0.7%
Indonesia Treasury 8.375% due 03/15/24	IDR 141,851,000,000	12,171,905

Iraq - 1.3%
Republic of Iraq 5.800% due 01/15/28 ~	$22,720,000	20,618,400

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Ivory Coast - 0.2%

Ivory Coast Government 5.750% due 12/31/32 ~	$3,242,000	$3,165,003

Jordan - 1.4%
Jordan Government
3.875% due 11/12/15 ~	8,454,000	8,517,405
5.233% due 11/19/15 +	JOD 3,000,000	4,298,430
7.770% due 07/04/15 +	3,000,000	4,392,344
7.792% due 07/11/15 +	2,000,000	2,930,623
8.600% due 01/31/16 +	1,500,000	2,259,964

		22,398,766

Kenya - 1.0%
Kenya Government 6.875% due 06/24/24 ~	$15,010,000	15,640,420

Latvia - 0.1%
Republic of Latvia 2.625% due 01/21/21 ~	EUR 1,666,000	2,386,192

Lebanon - 2.7%
Lebanon Government
4.100% due 06/12/15 ~	$3,800,000	3,846,383
8.500% due 08/06/15	750,000	795,023
8.500% due 01/19/16 ~	32,635,000	35,164,212
Lebanon Treasury
8.380% due 08/28/14	LBP 3,332,560,000	2,222,617
8.740% due 07/31/14	1,213,020,000	806,892
9.000% due 07/17/14	2,150,590,000	1,428,450

		44,263,577

Montenegro - 0.5%
Montenegro Government 5.375% due 05/20/19 ~	EUR 6,250,000	8,879,874

New Zealand - 0.7%
New Zealand Government 2.000% due 09/20/25 ^	NZD 14,975,839	12,193,819

Pakistan - 1.7%
Pakistan Government
7.250% due 04/15/19 ~	$18,895,000	19,414,612
8.250% due 04/15/24 ~	7,922,000	8,209,173

		27,623,785

Philippines - 0.8%
Philippine Government
6.250% due 01/14/36	PHP 95,000,000	2,361,397
8.000% due 07/19/31	343,987,000	10,927,100

		13,288,497

Romania - 2.7%
Romanian Government
4.625% due 09/18/20 ~	EUR 10,216,000	15,751,357
4.875% due 11/07/19 ~	12,137,000	18,920,125
5.250% due 06/17/16 ~	6,807,000	10,066,689

		44,738,171

Rwanda - 0.3%
Rwanda International Government 6.625% due 05/02/23 ~	$4,771,000	4,984,741

	Principal Amount	Value
Serbia - 8.6%

Serbia Treasury
8.433% due 01/29/15	RSD 1,105,650,000	$12,516,036
8.667% due 02/26/15	1,136,410,000	12,781,958
8.950% due 03/12/15	557,190,000	6,236,725
10.000% due 04/04/15	161,600,000	1,936,576
10.000% due 12/06/15	157,800,000	1,904,212
10.000% due 01/30/16	1,621,000,000	19,567,569
10.000% due 02/21/16	1,270,960,000	15,337,594
10.000% due 04/25/16	222,330,000	2,690,637
10.000% due 10/17/16	500,000,000	6,059,077
10.000% due 04/01/17	1,250,650,000	15,193,645
10.000% due 05/08/17	1,565,710,000	19,026,460
10.000% due 01/24/18	823,560,000	9,770,545
10.000% due 03/20/21	716,450,000	7,857,715
10.000% due 06/05/21	790,410,000	8,640,755

		139,519,504

Slovenia - 9.9%
Slovenia Government
4.125% due 02/18/19 ~	$26,585,000	28,072,431
4.125% due 01/26/20 ~	EUR 4,780,000	7,237,416
4.375% due 01/18/21 ~	17,132,000	26,264,531
4.625% due 09/09/24 ~	8,750,000	13,515,952
5.125% due 03/30/26 ~	25,156,000	40,053,946
5.500% due 10/26/22 ~	$15,085,000	16,574,644
5.850% due 05/10/23 ~	26,066,000	29,389,415

		161,108,335

Sri Lanka - 6.0%
Sri Lanka Government
5.650% due 01/15/19	LKR 1,107,690,000	7,580,439
5.875% due 07/25/22 ~	$20,577,000	21,374,358
6.250% due 10/04/20 ~	15,263,000	16,293,253
6.250% due 07/27/21 ~	2,325,000	2,464,500
6.500% due 07/15/15	LKR 750,000,000	5,725,632
7.500% due 08/15/18	402,895,000	2,988,954
8.000% due 09/01/16	497,190,000	3,866,675
8.500% due 11/01/15	469,040,000	3,661,306
8.500% due 02/01/18	133,490,000	1,032,942
8.500% due 04/01/18	1,803,590,000	14,186,230
8.500% due 07/15/18	883,300,000	6,792,833
8.750% due 05/15/17	621,490,000	4,905,192
9.000% due 10/01/14	223,440,000	1,723,619
9.000% due 05/01/21	191,130,000	1,416,028
11.750% due 03/15/15	462,500,000	3,665,272

		97,677,233

Tanzania - 2.0%
Tanzania Government 6.332% due 03/09/20 § ~	$30,902,000	33,065,140

Turkey - 4.7%
Turkey Government
2.000% due 10/26/22 ^	TRY 3,326,395	1,582,259
3.000% due 07/21/21 ^	68,537,344	34,760,397
4.000% due 04/01/20 ^	72,897,136	38,640,368
6.500% due 01/07/15	5,226,000	2,452,293

		77,435,317

Uganda - 1.1%
Republic of Uganda Government
13.250% due 11/05/15	UGX 1,604,500,000	631,216
14.000% due 03/24/16	6,892,300,000	2,724,897
14.125% due 12/01/16	21,179,900,000	8,361,906
14.625% due 11/01/18	14,449,000,000	5,773,154

		17,491,173

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Uruguay - 1.1%
Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	UYU 103,147,472	$4,127,391
4.250% due 01/05/17 ^	117,333,215	5,056,482
Uruguay Treasury
15.357% due 11/26/15	46,000,000	1,650,564
15.541% due 08/20/15	30,175,000	1,117,474
16.287% due 01/14/16	7,000,000	246,183
16.854% due 04/21/16	76,796,000	2,612,686
16.884% due 10/08/15	93,640,000	3,429,940

		18,240,720

Venezuela - 2.8%
Venezuela Government
5.750% due 02/26/16 ~	$11,455,500	10,882,725
6.000% due 12/09/20	1,359,000	1,043,033
7.750% due 10/13/19 ~	15,217,000	13,162,705
8.500% due 10/08/14	20,621,000	20,724,105

		45,812,568

Zambia - 1.4%
Zambia Government 8.500% due 04/14/24 ~	20,389,000	22,620,066

Total Foreign Government Bonds & Notes (Cost $1,062,003,439)		1,084,807,079

PURCHASED OPTIONS - 0.5%
(See Note (h) in Notes to Schedule of Investments) (Cost $10,965,881)		8,919,532

SHORT-TERM INVESTMENTS - 28.1%

Foreign Government Issues - 18.3%

Kenya Treasury Bills (Kenya)
8.532% due 04/13/15	KES 710,800,000	7,479,416
8.532% due 04/27/15	205,600,000	2,154,836
8.614% due 03/16/15	1,594,500,000	16,912,251
8.705% due 09/22/14	1,462,300,000	16,314,113
8.705% due 09/29/14	116,800,000	1,300,478
9.116% due 10/20/14	109,300,000	1,209,645
9.149% due 12/01/14	570,700,000	6,238,698
9.158% due 11/24/14	517,000,000	5,663,436
9.190% due 11/17/14	498,000,000	5,466,580
9.488% due 12/15/14	247,700,000	2,696,482
Lebanon Treasury Bills (Lebanon)
4.294% due 08/28/14	LBP 3,320,500,000	2,184,762
4.807% due 07/03/14	6,752,000,000	4,474,404
4.807% due 12/18/14	11,199,900,000	7,258,471
4.922% due 07/31/14	19,515,610,000	12,884,937
4.932% due 08/14/14	24,570,950,000	16,192,483
4.965% due 01/22/15	9,926,150,000	6,399,320
4.971% due 07/17/14	20,738,630,000	13,717,472
4.995% due 10/09/14	3,717,300,000	2,434,463
4.995% due 10/23/14	2,682,000,000	1,753,004
4.995% due 11/20/14	3,071,300,000	1,999,203
5.014% due 04/16/15	4,498,200,000	2,863,999
5.014% due 06/11/15	3,849,800,000	2,429,996
5.024% due 01/08/15	3,462,640,000	2,236,861
5.275% due 07/10/14	6,920,670,000	4,581,708
5.293% due 12/25/14	9,656,640,000	6,251,205
5.300% due 07/24/14	3,101,010,000	2,049,001
5.300% due 02/05/15	25,005,950,000	16,088,425
5.300% due 02/19/15	25,363,930,000	16,285,286
5.317% due 10/16/14	4,966,000,000	3,249,062
5.875% due 01/15/15	$500,000	508,125
7.540% due 01/15/15	LBP 9,204,930,000	6,181,005

	Principal Amount	Value
Romania Treasury Bills (Romania) 2.840% due 03/30/15	RON 2,050,000	$630,198
Sri Lanka Treasury Bills (Sri Lanka)
6.470% due 05/08/15	LKR 364,080,000	2,638,333
6.479% due 05/01/15	1,031,230,000	7,482,857
6.505% due 03/27/15	769,240,000	5,618,979
6.518% due 02/13/15	295,600,000	2,176,179
6.580% due 01/09/15	329,290,000	2,440,599
6.999% due 06/26/15	285,360,000	2,046,740
7.009% due 06/19/15	1,000,300,000	7,192,527
7.024% due 06/05/15	1,963,720,000	14,154,606
7.039% due 04/17/15	705,990,000	5,137,520
7.039% due 04/24/15	116,430,000	845,979
7.046% due 03/06/15	438,340,000	3,214,336
7.054% due 04/10/15	363,910,000	2,651,217
7.056% due 03/13/15	434,730,000	3,183,744
7.057% due 02/27/15	809,840,000	5,946,241
7.083% due 02/20/15	427,220,000	3,141,005
7.157% due 01/30/15	509,580,000	3,761,352
7.170% due 12/12/14	439,260,000	3,272,449
7.170% due 12/19/14	184,640,000	1,373,831
7.170% due 12/26/14	147,470,000	1,095,889
7.170% due 01/02/15	426,270,000	3,163,671
9.797% due 10/31/14	197,020,000	1,479,158
Uganda Treasury Bills (Uganda)
10.543% due 11/13/14	UGX 5,111,000,000	1,894,884
10.809% due 02/05/15	5,698,100,000	2,052,236
11.749% due 01/22/15	2,618,000,000	947,021
11.750% due 12/26/14	2,618,000,000	954,946
Uruguay Treasury Bills (Uruguay)
2.778% due 02/20/15 ^	UYU 7,717,410	324,857
13.823% due 10/15/14	7,294,000	305,805
14.285% due 08/29/14	38,637,000	1,650,420
14.656% due 10/03/14	20,100,000	846,940
15.036% due 01/16/15	72,750,000	2,934,332
15.196% due 02/20/15	23,710,000	943,027
Zambia Treasury Bills (Zambia)
13.146% due 09/08/14	ZMW 5,335,000	831,727
13.365% due 09/22/14	29,340,000	4,557,868

		298,350,600

U.S. Treasury Bills - 2.5%

0.011% due 07/10/14 ‡	$10,000,000	9,999,974
0.018% due 08/21/14 ‡	30,000,000	29,999,256

		39,999,230

Repurchase Agreements - 7.3%

Barclays PLC (0.900%) due 07/07/14 (Dated 06/18/14, repurchase price of $14,740,714; collateralized by State of Qatar: 3.241% due 01/18/23 and value $14,819,108)	14,745,875	14,745,875
Barclays PLC (0.900%) due 07/14/14 (Dated 06/25/14, repurchase price of $8,079,687; collateralized by State of Qatar: 3.241% due 01/18/23 and value $8,123,449)	8,082,516	8,082,516
Barclays PLC (0.550%) due 07/08/14 (Dated 06/12/14, repurchase price of $2,693,966; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $2,687,705)	2,694,831	2,694,831
Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $86,459,336; collateralized by U.S. Treasury Notes: 0.625% - 0.750% due 03/31/18 - 04/30/18 and value $88,192,606)	86,459,336	86,459,336

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Nomura Securities (0.650%) due 07/15/14 (Dated 06/19/14, repurchase price of $1,075,690; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $1,077,095)	$1,076,098	$1,076,098
Nomura Securities (0.650%) due 07/23/14 (Dated 06/30/14, repurchase price of $5,367,913; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $5,385,477)	5,369,949	5,369,949

		118,428,605

Total Short-Term Investments (Cost $459,660,522)		456,778,435

TOTAL INVESTMENTS - 99.0% (Cost $1,589,232,883)		1,612,385,617

TOTAL SECURITIES SOLD SHORT - (1.9%) (See Note (e) in Notes to Schedule of Investments) (Proceeds $30,475,272)		(31,484,488)

OTHER ASSETS & LIABILITIES, NET - 2.9%		47,470,715

NET ASSETS - 100.0%		$1,628,371,844

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	66.6%
Short-Term Investments	28.1%
Others (each less than 3.0%)	4.3%

	99.0%
Securities Sold Short	(1.9%	)
Other Assets & Liabilities, Net	2.9%

	100.0%

(b)	Investments reflect either the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.
(c)	Investments with a total aggregate value of $13,881,361 or 0.9% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	As of June 30, 2014, investments with a total aggregate value of $12,099,902 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts.

(e)	Securities sold short outstanding as of June 30, 2014 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (1.9%)
Republic of Ghana
7.875% due 08/07/23	$9,090,000	($8,840,025)
SoQ Sukuk A QSC
3.241% due 01/18/23	22,255,000	(22,644,463)

Total Securities Sold Short (Proceeds $30,475,272)		($31,484,488)

(f)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (09/14)	455	($363,318)
SGX CNX Nifty Index (07/14)	2,211	60,481
TOPIX Index (09/14)	288	781,798

		478,961

Short Futures Outstanding
Euro-Bobl 5-Year Notes (09/14)	327	(264,179)
Euro-Bund 10-Year Notes (09/14)	400	(761,331)
Euro-Schatz 2-Year Notes (09/14)	68	(6,052)
Eurodollar (03/16)	2,694	(1,077,600)
United Kingdom Long Gilt (09/14)	198	128,766
U.S. 2-Year Deliverable Interest Rate Swap (09/14)	339	(29,133)
U.S. 5-Year Deliverable Interest Rate Swap (09/14)	664	(430,360)
U.S. 10-Year Deliverable Interest Rate Swap (09/14)	1,103	(1,489,477)

		(3,929,366)

Total Futures Contracts		($3,450,405)

(g)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	36,400,000	USD	3,851,852	08/14	BOA	$375,003
ARS	45,400,000	USD	4,789,030	09/14	BOA	417,094
ARS	32,563,000	USD	2,812,963	02/15	BOA	386,031
ARS	217,000,000	USD	18,744,216	02/15	CIT	2,547,991
AUD	16,598,019	USD	15,470,682	07/14	CIT	165,860
AUD	7,055,000	USD	6,515,427	07/14	GSC	130,897
AUD	17,636,000	USD	16,289,615	07/14	SCB	330,725
BRL	5,700,000	USD	2,545,779	07/14	CIT	33,990
BRL	80,465,000	USD	36,409,502	07/14	SCB	8,239
CAD	23,714,000	USD	21,471,184	07/14	CIT	740,312
CAD	15,190,802	USD	13,953,736	07/14	GSC	274,587
CAD	8,156,786	USD	7,491,600	07/14	JPM	148,378
CAD	10,255,216	USD	9,410,009	07/14	SCB	195,443
CHF	27,282,000	USD	30,681,857	08/14	GSC	91,282
EUR	56,107,203	HUF	17,263,625,179	07/14	BNP	542,491
EUR	17,817,627	PLN	75,267,000	07/14	BOA	(361,008)
EUR	10,046,507	RON	46,013,000	03/15	JPM	(397,075)
EUR	5,237,000	USD	7,129,505	07/14	GSC	42,114

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	29,367,000	USD	40,622,842	07/14	JPM	($409,542)
EUR	21,136,000	USD	28,634,757	08/14	GSC	310,586
GBP	19,304,110	EUR	23,647,000	08/14	GSC	640,418
GBP	10,208,954	EUR	12,625,000	08/14	JPM	175,280
HUF	2,970,107,207	EUR	9,757,750	07/14	BNP	(236,882)
HUF	1,389,281,000	EUR	4,502,029	07/14	CIT	(25,624)
HUF	12,904,236,972	EUR	42,388,918	07/14	SCB	(1,021,489)
IDR	80,394,490,600	USD	7,039,798	07/14	GSC	(277,328)
IDR	80,263,192,000	USD	7,102,937	07/14	SCB	(350,566)
IDR	204,888,650,000	USD	17,804,366	08/14	DUB	(632,358)
IDR	81,743,645,000	USD	7,019,635	08/14	JPM	(172,049)
IDR	64,204,495,977	USD	5,537,257	08/14	SCB	(158,909)
IDR	54,852,932,000	USD	4,420,059	11/14	CIT	113,445
ILS	116,541,519	USD	33,459,857	07/14	CIT	496,143
ILS	121,131,181	USD	34,775,334	07/14	DUB	517,928
INR	338,708,000	USD	5,565,363	07/14	DUB	62,900
INR	221,218,000	USD	3,633,374	07/14	JPM	42,574
INR	692,660,000	USD	11,578,683	08/14	BNP	(149,918)
INR	444,138,000	USD	7,284,975	08/14	DUB	61,948
INR	510,421,000	USD	8,374,243	08/14	GSC	69,133
INR	717,390,000	USD	11,992,076	08/14	JPM	(155,271)
INR	948,174,000	USD	15,845,828	08/14	SCB	(201,129)
INR	602,905,000	USD	9,846,562	09/14	BNP	59,101
INR	1,072,601,000	USD	17,827,521	09/14	SCB	(186,571)
INR	468,310,000	USD	7,652,124	09/14	SCB	42,158
JPY	3,600,822,000	USD	35,277,886	08/14	GSC	278,617
KZT	763,177,000	USD	4,618,318	10/14	CIT	(519,513)
KZT	608,500,000	USD	3,685,645	10/14	DUB	(419,197)
KZT	392,000,000	USD	2,379,363	10/14	JPM	(276,144)
KZT	1,150,900,000	USD	6,996,353	11/14	CIT	(834,690)
KZT	3,339,000,000	USD	20,420,926	11/14	DUB	(2,565,406)
KZT	895,000,000	USD	5,507,692	11/14	JPM	(728,752)
KZT	2,765,868,908	USD	16,798,475	12/14	DUB	(2,059,123)
KZT	1,422,806,000	USD	8,571,120	02/15	DUB	(1,054,990)
MXN	846,952,000	USD	65,231,442	07/14	CIT	(66,934)
PEN	46,466,861	USD	16,409,528	09/14	BNP	37,754
PEN	44,277,139	USD	15,651,163	09/14	MSC	21,051
PHP	216,990,000	USD	4,940,349	07/14	BNP	31,358
PHP	1,109,093,000	USD	24,884,978	07/14	BOA	526,726
PHP	108,265,000	USD	2,467,241	07/14	DUB	13,343
PHP	458,937,000	USD	10,304,855	07/14	GSC	210,378
PLN	206,927,634	EUR	49,174,818	07/14	BNP	732,666
PLN	197,286,366	EUR	46,861,648	07/14	CIT	728,647
PLN	33,768,369	EUR	8,121,545	08/14	BNP	(36,692)
PLN	30,898,631	EUR	7,431,352	08/14	CIT	(33,574)
RON	132,196,125	EUR	28,854,206	03/15	BOA	1,136,246
RON	171,430,040	EUR	37,413,203	03/15	CIT	1,486,024
RON	17,962,496	EUR	3,899,380	03/15	JPM	185,940
RON	50,665,977	EUR	11,018,090	03/15	SCB	498,028
RSD	2,025,875,285	EUR	16,296,871	04/15	CIT	213,351
SGD	29,406,000	EUR	17,179,412	09/14	SCB	54,259
SGD	12,177,000	USD	9,711,107	07/14	GSC	54,764
SGD	75,777,104	USD	60,505,083	07/14	SCB	267,625
THB	580,518,000	USD	17,884,104	07/14	GSC	(551)
THB	369,257,000	USD	11,337,335	08/14	GSC	21,320
THB	271,224,000	USD	8,322,307	09/14	CIT	2,836
THB	315,472,000	USD	9,685,969	09/14	GSC	(2,646)
TRY	15,729,300	USD	6,946,650	10/14	CIT	342,013
TRY	45,852,600	USD	20,244,566	10/14	CSF	1,002,672
TRY	27,974,100	USD	12,402,616	10/14	JPM	560,059
TRY	50,056,685	USD	21,792,865	05/15	BOA	348,207
UGX	12,209,000,000	USD	4,516,833	01/15	CIT	(44,514)
UGX	7,677,160,000	USD	2,807,005	01/15	CIT	11,936
UGX	4,096,568,000	USD	1,500,574	01/15	SCB	3,626
USD	4,129,962	ARS	36,400,000	08/14	BOA	(96,893)
USD	5,050,056	ARS	45,400,000	09/14	BOA	(156,068)
USD	3,119,336	ARS	32,563,000	02/15	BOA	(79,658)
USD	20,851,492	ARS	217,000,000	02/15	CIT	(440,714)
USD	22,082,695	AUD	23,653,019	07/14	DUB	(200,170)
USD	69,249,283	AUD	74,768,000	07/14	GSC	(1,212,816)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	29,160,390	AUD	31,610,029	07/14	JPM	($584,512)
USD	19,490,935	BRL	44,184,000	07/14	BNP	(506,350)
USD	18,506,877	BRL	41,981,000	07/14	CIT	(493,349)
USD	35,765,401	BRL	80,465,000	09/14	SCB	(9,700)
USD	121,088,480	CAD	133,750,000	07/14	GSC	(4,187,210)
USD	3,994,610	CHF	3,559,780	08/14	DUB	(20,698)
USD	7,474,699	CHF	6,658,430	08/14	GSC	(35,776)
USD	96,489,335	CHF	84,945,351	08/14	GSC	673,961
USD	3,454,174	CHF	3,077,759	08/14	JPM	(17,430)
USD	18,358,916	CHF	16,357,676	08/14	SCB	(91,968)
USD	2,078,363	EUR	1,499,957	07/14	GSC	24,309
USD	48,628,435	EUR	35,439,000	07/14	JPM	100,305
USD	15,935,755	EUR	11,691,898	08/14	BOA	(77,205)
USD	10,043,247	EUR	7,351,900	08/14	DUB	(25,798)
USD	4,264,279	EUR	3,123,466	08/14	GSC	(13,564)
USD	29,319,901	EUR	21,136,000	08/14	GSC	374,559
USD	16,134,124	EUR	11,853,665	08/14	JPM	(100,528)
USD	24,685,180	EUR	18,001,405	08/14	JPM	30,874
USD	10,957,534	EUR	8,099,000	08/14	SCB	(134,183)
USD	129,240,929	EUR	93,806,132	08/14	SCB	771,852
USD	41,355,905	EUR	30,309,764	09/14	BOA	(157,761)
USD	110,593,128	EUR	81,179,149	09/14	DUB	(596,012)
USD	18,137,196	EUR	13,344,202	09/14	GSC	(140,753)
USD	3,419,901	EUR	2,527,000	09/14	SCB	(41,408)
USD	7,157,604	EUR	5,289,000	10/14	GSC	(87,085)
USD	467,880	GHS	1,311,000	08/14	SCB	87,521
USD	2,751,145	GHS	8,235,001	12/14	CIT	499,079
USD	7,000,667	IDR	81,452,764,000	07/14	BOA	130,881
USD	7,150,980	IDR	83,173,047,000	07/14	DUB	136,104
USD	5,851,895	IDR	68,075,100,000	07/14	SCB	110,391
USD	1,556,712	IDR	18,470,391,000	08/14	DUB	9,466
USD	6,959,336	IDR	80,999,711,000	08/14	SCB	174,069
USD	35,664,750	ILS	123,489,075	07/14	BNP	(315,517)
USD	29,794,723	ILS	103,185,918	07/14	DUB	(269,936)
USD	3,174,904	ILS	10,997,707	07/14	SCB	(29,432)
USD	16,751,167	INR	997,532,000	08/14	SCB	250,009
USD	52,136,071	JPY	5,311,154,587	08/14	GSC	(308,273)
USD	84,041,137	JPY	8,572,196,000	09/14	BOA	(623,258)
USD	3,293,828	NZD	3,885,675	07/14	GSC	(99,325)
USD	3,195,289	NZD	3,751,000	07/14	SCB	(80,260)
USD	6,599,681	PLN	20,099,000	07/14	BNP	(11,720)
USD	9,534,528	RUB	359,118,000	10/14	DUB	(779,245)
USD	23,094,332	RUB	869,848,000	10/14	JPM	(1,887,471)
USD	19,911,079	SGD	24,967,000	07/14	GSC	(112,285)
USD	21,965,749	SGD	27,510,000	07/14	SCB	(97,085)
USD	17,911,694	THB	580,518,000	07/14	GSC	28,141
USD	18,522,124	THB	606,970,000	08/14	CIT	(140,362)
USD	19,240,405	THB	626,660,000	08/14	GSC	(36,182)
USD	2,346,529	THB	77,060,000	08/14	SCB	(22,405)
USD	8,321,669	THB	271,224,000	09/14	CIT	(3,474)
USD	9,680,025	THB	315,472,000	09/14	GSC	(3,298)
USD	17,807,301	THB	580,518,000	10/14	GSC	(2,354)
USD	8,289,242	THB	271,224,000	12/14	CIT	(7,496)
USD	9,645,987	THB	315,472,000	12/14	GSC	(4,297)
USD	17,600,111	TRY	37,765,279	08/14	SCB	(85,852)
USD	3,515,444	ZAR	37,434,412	07/14	CIT	(977)
USD	23,050,170	ZAR	242,774,600	07/14	CIT	245,011
USD	3,714,189	ZAR	38,957,700	07/14	GSC	54,677
USD	9,948,988	ZAR	106,953,628	07/14	JPM	(97,757)
USD	4,606,171	ZAR	48,733,660	07/14	JPM	28,349
USD	19,014,709	ZAR	205,079,337	07/14	SCB	(249,526)
USD	4,798,325	ZMW	28,646,000	09/14	CIT	440,614
USD	829,431	ZMW	4,960,000	09/14	SCB	67,680
UYU	92,530,000	USD	3,924,088	12/14	CIT	(117,870)
UYU	246,227,000	USD	10,287,320	01/15	CIT	(230,965)
UYU	184,980,000	USD	7,625,831	02/15	CIT	(171,202)
UYU	176,000,000	USD	7,089,635	02/15	CIT	46,170
UYU	168,040,000	USD	6,846,368	03/15	CIT	(148,315)
UYU	129,400,000	USD	5,110,585	04/15	CIT	(3,491)

Total Forward Foreign Currency Contracts						($6,750,165)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(h)	Purchased options outstanding as of June 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC CNY versus USD	CNY 6.35	09/30/14	GSC	$19,541,417	$110,409	$5,862
Call - OTC CNY versus USD	6.35	09/30/14	JPM	18,126,299	101,960	5,438
Call - OTC CNH versus USD	CNH 6.35	10/06/14	SCB	37,667,717	234,987	64,035
Call - OTC CNH versus USD	6.20	03/05/15	DUB	58,221,452	624,565	972,298
Call - OTC CNH versus USD	6.20	03/05/15	SCB	57,514,677	616,983	960,495
Call - OTC CNH versus USD	6.20	03/06/15	SCB	37,703,871	379,177	629,655
Call - OTC CAD versus USD	CAD 1.11	03/30/15	SCB	38,990,991	1,199,820	319,726
Call - OTC CAD versus USD	1.13	03/30/15	CIT	19,536,283	465,966	103,542
Call - OTC CAD versus USD	1.13	03/30/15	GSC	19,818,584	472,699	105,039
Call - OTC AUD versus USD	AUD 0.85	04/29/15	CIT	36,701,223	693,007	315,631
Call - OTC AUD versus USD	0.85	04/29/15	JPM	28,252,024	533,466	242,967
Call - OTC EUR versus USD	EUR 1.38	04/29/15	CIT	32,513,635	919,084	838,852
Call - OTC CNH versus USD	CNH 6.30	05/14/15	BOA	35,034,000	422,538	367,857
Call - OTC CNH versus USD	6.30	05/14/15	GSC	31,982,000	385,728	335,811
Call - OTC JPY versus USD	JPY 105.00	06/22/15	CIT	24,098,000	436,023	359,060
Call - OTC JPY versus USD	105.00	06/22/15	DUB	48,196,000	872,046	718,120
Call - OTC JPY versus USD	105.00	06/22/15	GSC	23,655,000	428,008	352,460

					8,896,466	6,696,848

Put - OTC INR versus USD	INR 59.00	07/01/14	GSC	2,810,000	57,043	843
Put - OTC INR versus USD	59.00	07/01/14	JPM	2,676,000	60,545	803

					117,588	1,646

					$9,014,054	$6,698,494

Options on Futures

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts		Cost	Value
Call - Nikkei 225 Index (05/16)	16,000.00	05/13/16	GSC		225	$1,951,827	$2,221,038

Total Purchased Options						$10,965,881	$8,919,532

(i)	Transactions in written options for the period ended June 30, 2014 were as follows:

	Notional Amount in COP	Notional Amount in $	Premium
Outstanding, December 31, 2013	-	126,487,146	$2,289,446
Call Options Written	31,622,452,000	295,791,433	4,442,243
Put Options Written	-	7,494,000	27,765
Call Options Expired	(31,622,452,000)	(121,001,146)	(2,181,963)
Put Options Expired	-	(4,818,000)	(15,456)

Outstanding, June 30, 2014	-	303,953,433	$4,562,035

(j)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC INR versus USD	INR 72.00	07/01/14	GSC	$2,810,000	$54,655	($281)
Call - OTC INR versus USD	72.00	07/01/14	JPM	2,676,000	54,457	(268)
Call - OTC CNY versus USD	CNY 6.35	09/30/14	GSC	37,667,716	90,402	(11,427)
Call - OTC CNH versus USD	CNH 6.35	10/06/14	CIT	37,667,717	158,204	(64,035)
Call - OTC CNH versus USD	6.20	03/05/15	DUB	58,221,452	1,205,184	(972,298)
Call - OTC CNH versus USD	6.20	03/05/15	GSC	57,514,677	1,190,554	(959,489)
Call - OTC CNH versus USD	6.20	03/06/15	GSC	37,703,871	803,092	(629,655)
Call - OTC CNH versus USD	6.30	05/14/15	DUB	67,016,000	993,177	(703,668)

					4,549,725	(3,341,121)

Put - OTC INR versus USD	INR 59.00	07/01/14	JPM	2,676,000	12,310	(803)

Total Written Options					$4,562,035	($3,341,924)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(k)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	1.926%	$2,000,000	$61,579	$139,006	($77,427)
China Government	1.000%	12/20/17	BOA	0.445%	30,906,000	(599,872)	(247,129)	(352,743)
Thailand Government	1.000%	12/20/17	BOA	0.750%	11,000,000	(97,576)	60,005	(157,581)
Colombia Government	1.000%	12/20/17	CSF	0.501%	40,000,000	(700,222)	139,810	(840,032)
Croatia Government	1.000%	12/20/17	DUB	1.926%	4,040,000	124,389	285,508	(161,119)
Thailand Government	1.000%	12/20/17	DUB	0.750%	19,000,000	(168,541)	84,874	(253,415)
Croatia Government	1.000%	12/20/17	GSC	1.926%	2,000,000	61,579	135,003	(73,424)
Lebanon Government	5.000%	12/20/17	JPM	2.804%	2,500,000	(185,207)	(82,869)	(102,338)
Croatia Government	1.000%	03/20/18	CIT	2.007%	23,998,000	856,044	2,087,266	(1,231,222)
Lebanon Government	1.000%	03/20/18	DUB	2.909%	16,402,000	1,093,841	2,340,450	(1,246,609)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.887%	4,625,000	305,691	499,985	(194,294)
Lebanon Government	5.000%	03/20/18	JPM	2.909%	2,326,000	(174,333)	(98,960)	(75,373)
Bulgaria Government	1.000%	06/20/18	BNP	1.061%	2,490,000	5,148	14,533	(9,385)
Croatia Government	1.000%	06/20/18	BNP	2.078%	5,040,000	204,495	410,400	(205,905)
Croatia Government	1.000%	06/20/18	CIT	2.078%	15,660,000	635,397	1,471,849	(836,452)
Russian Foreign	1.000%	06/20/18	DUB	1.520%	23,549,000	460,677	432,759	27,918
Lebanon Government	1.000%	06/20/18	GSC	3.002%	46,818,000	3,468,766	6,482,029	(3,013,263)
Croatia Government	1.000%	06/20/18	JPM	2.078%	3,072,000	124,645	298,772	(174,127)
Russian Foreign	1.000%	06/20/18	JPM	1.520%	11,540,000	225,751	204,684	21,067
Bulgaria Government	1.000%	09/20/18	BNP	1.102%	3,000,000	11,635	32,774	(21,139)
Bulgaria Government	1.000%	12/20/18	BNP	1.160%	3,000,000	19,795	32,623	(12,828)
Bulgaria Government	1.000%	12/20/18	GSC	1.160%	9,000,000	59,386	108,899	(49,513)
Qatar Government	1.000%	12/20/18	JPM	0.427%	2,699,000	(68,831)	(46,096)	(22,735)
Lebanon Government	5.000%	12/20/18	GSC	3.177%	7,382,000	(565,038)	(413,485)	(151,553)
Qatar Government	1.000%	03/20/19	GSC	0.462%	2,940,000	(73,928)	(47,127)	(26,801)
Qatar Government	1.000%	03/20/19	JPM	0.462%	1,530,000	(38,473)	(25,927)	(12,546)
Qatar Government	1.000%	06/20/19	BNP	0.495%	1,729,000	(42,852)	(31,906)	(10,946)
Qatar Government	1.000%	06/20/19	BOA	0.495%	3,460,000	(85,754)	(85,561)	(193)
Qatar Government	1.000%	06/20/19	CIT	0.495%	6,490,000	(160,852)	(151,287)	(9,565)
Qatar Government	1.000%	06/20/19	DUB	0.495%	1,729,000	(42,852)	(30,183)	(12,669)
Qatar Government	1.000%	06/20/19	JPM	0.495%	5,855,000	(145,113)	(121,661)	(23,452)
Russian Foreign	1.000%	06/20/22	DUB	2.086%	10,000,000	745,874	773,976	(28,102)
Russian Foreign	1.000%	09/20/22	BNP	2.103%	17,914,000	1,389,561	1,498,792	(109,231)
Russian Foreign	1.000%	09/20/22	JPM	2.103%	16,630,000	1,289,963	1,391,365	(101,402)
Mexico Government	1.000%	12/20/22	BNP	1.069%	20,000,000	99,729	849,562	(749,833)
Russian Foreign	1.000%	12/20/22	BNP	2.118%	7,100,000	571,283	623,296	(52,013)
South Africa Government	1.000%	12/20/22	BNP	2.219%	120,000,000	10,541,333	12,058,804	(1,517,471)
Mexico Government	1.000%	12/20/22	BOA	1.069%	10,000,000	49,864	424,121	(374,257)
Spain Government	1.000%	12/20/22	BOA	1.001%	20,000,000	(4,251)	4,238,614	(4,242,865)
Colombia Government	1.000%	12/20/22	DUB	1.177%	12,300,000	161,554	541,946	(380,392)
Spain Government	1.000%	12/20/22	DUB	1.001%	55,000,000	(11,691)	11,717,316	(11,729,007)
South Africa Government	1.000%	12/20/22	JPM	2.219%	16,750,000	1,471,394	1,623,160	(151,766)
South Africa Government	1.000%	03/20/23	BNP	2.242%	50,000,000	4,568,072	4,657,747	(89,675)
South Africa Government	1.000%	06/20/23	CIT	2.263%	9,640,000	914,676	877,392	37,284
Qatar Government	1.000%	12/20/23	GSC	0.874%	18,011,000	(196,763)	36,676	(233,439)
Brazilian Government	1.000%	03/20/24	BNP	1.951%	30,000,000	2,311,932	3,615,440	(1,303,508)
Brazilian Government	1.000%	03/20/24	DUB	1.951%	245,000	18,881	32,638	(13,757)

						$28,490,785	$58,839,883	($30,349,098)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	BNP	1.308%	$120,000,000	($1,217,453)	($3,292,102)	$2,074,649
South Africa Government	1.000%	12/20/17	JPM	1.308%	16,750,000	(169,936)	(418,581)	248,645
South Africa Government	1.000%	03/20/18	BNP	1.381%	50,000,000	(673,572)	(1,191,402)	517,830
South Africa Government	1.000%	06/20/18	CIT	1.445%	9,640,000	(162,149)	(241,341)	79,192
Russian Foreign	1.000%	03/20/19	BNP	1.684%	4,950,000	(149,720)	(292,509)	142,789
Russian Foreign	1.000%	03/20/19	DUB	1.684%	7,310,000	(221,102)	(435,200)	214,098
Russian Foreign	1.000%	03/20/19	GSC	1.684%	4,130,000	(124,918)	(244,053)	119,135
Turkey Government	1.000%	06/20/22	BNP	2.122%	10,000,000	(772,204)	(665,505)	(106,699)
Turkey Government	1.000%	09/20/22	BNP	2.141%	10,543,000	(847,894)	(708,722)	(139,172)

						($4,338,948)	($7,489,415)	$3,150,467

						$24,151,837	$51,350,468	($27,198,631)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 41,499,000	$19,483,098	Pay	JPM	10.757%	04/08/16	$1,468,321	$-	$1,468,321
30,000,000	16,574,586	Receive	BNP	6.250%	10/17/20	3,399,658	-	3,399,658
50,121,620	27,699,155	Receive	CSF	6.250%	10/17/20	5,679,562	-	5,679,562
8,713,565	4,550,165	Receive	JPM	7.860%	07/21/21	294,620	-	294,620
48,823,375	27,041,471	Receive	CSF	6.330%	10/16/21	5,878,868	-	5,878,868

						$16,721,029	$-	$16,721,029

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	GSC	Pay	3.465%	01/13/16	MYR 81,312,000	($96,090)	$-	($96,090)
3-Month MYR-KLIBOR	DUB	Pay	3.475%	01/13/16	85,454,000	(96,447)	-	(96,447)
3-Month MYR-KLIBOR	CIT	Pay	3.505%	01/15/16	82,324,000	(80,779)	-	(80,779)
3-Month MYR-KLIBOR	BOA	Pay	3.510%	01/15/16	84,443,000	(80,618)	-	(80,618)
3-Month MYR-KLIBOR	CIT	Pay	3.600%	02/25/16	56,415,000	(38,797)	-	(38,797)
3-Month MYR-KLIBOR	JPM	Pay	3.600%	02/25/16	54,763,000	(37,661)	-	(37,661)
3-Month MYR-KLIBOR	DUB	Pay	3.600%	02/26/16	113,386,000	(78,079)	-	(78,079)
3-Month MYR-KLIBOR	JPM	Pay	3.600%	02/26/16	108,970,000	(75,038)	-	(75,038)
3-Month NZD Bank Bills	JPM	Pay	4.695%	10/08/16	NZD 98,000,000	63,847	-	63,847
6-Month PLN-WIBOR	BNP	Receive	3.352%	10/03/17	PLN 19,330,000	(248,071)	-	(248,071)
6-Month PLN-WIBOR	JPM	Receive	3.390%	10/03/17	51,520,000	(685,507)	-	(685,507)
6-Month PLN-WIBOR	JPM	Pay	4.190%	10/03/17	200,000,000	4,676,811	-	4,676,811
6-Month PLN-WIBOR	CSF	Pay	4.210%	10/03/17	125,000,000	2,954,484	-	2,954,484
6-Month PLN-WIBOR	DUB	Pay	4.210%	10/03/17	100,000,000	2,363,587	-	2,363,587
6-Month PLN-WIBOR	BNP	Pay	4.215%	10/03/17	19,330,000	455,576	-	455,576
6-Month PLN-WIBOR	BNP	Receive	3.384%	11/13/17	26,000,000	(337,843)	-	(337,843)
6-Month PLN-WIBOR	BNP	Pay	3.850%	11/13/17	26,000,000	490,240	12,427	477,813
6-Month PLN-WIBOR	BOA	Receive	3.605%	11/14/17	64,630,000	(1,018,856)	-	(1,018,856)
6-Month PLN-WIBOR	BOA	Pay	3.830%	11/14/17	64,630,000	1,202,074	-	1,202,074
6-Month PLN-WIBOR	DUB	Receive	3.600%	11/16/17	67,970,000	(1,063,882)	-	(1,063,882)
6-Month PLN-WIBOR	DUB	Pay	3.790%	11/16/17	67,970,000	1,226,905	-	1,226,905
6-Month PLN-WIBOR	BOA	Receive	3.508%	11/19/17	97,000,000	(1,408,952)	-	(1,408,952)
6-Month PLN-WIBOR	BOA	Pay	3.810%	11/19/17	97,000,000	1,777,499	-	1,777,499
6-Month PLN-WIBOR	BNP	Receive	3.595%	11/20/17	97,800,000	(1,528,136)	-	(1,528,136)
6-Month PLN-WIBOR	BNP	Pay	3.810%	11/20/17	97,800,000	1,792,887	-	1,792,887
6-Month CLF-CLICP	DUB	Pay	2.090%	05/10/18	CLF 2,355,422,776	354,868	-	354,868
6-Month CLP-CLICP	DUB	Receive	4.780%	05/10/18	CLP 2,355,424,568	(130,259)	-	(130,259)
6-Month CLF-CLICP	DUB	Pay	2.110%	05/14/18	CLF 6,633,307,000	1,018,371	-	1,018,371
6-Month CLP-CLICP	DUB	Receive	4.740%	05/14/18	CLP 6,633,307,000	(349,675)	-	(349,675)
1-Month BRL-CETIP	DUB	Pay	12.868%	01/04/21	BRL 39,544,530	1,080,794	-	1,080,794
1-Month BRL-CETIP	BOA	Pay	13.100%	01/04/21	7,634,980	263,121	-	263,121
3-Month NZD Bank Bills	CSF	Pay	3.640%	10/03/22	NZD 25,000,000	(1,729,243)	-	(1,729,243)
3-Month NZD Bank Bills	DUB	Pay	3.650%	10/03/22	16,367,000	(1,122,007)	-	(1,122,007)
1-Month BRL-CETIP	BOA	Pay	12.943%	01/02/23	BRL 21,646,000	706,681	-	706,681
1-Month BRL-CETIP	GSC	Pay	13.050%	01/02/23	4,773,000	175,040	-	175,040
1-Month BRL-CETIP	BOA	Pay	13.100%	01/02/23	5,216,000	200,382	-	200,382

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	GSC	Receive	4.525%	01/13/24	MYR 19,723,000	($50,598)	$-	($50,598)
3-Month MYR-KLIBOR	DUB	Receive	4.535%	01/13/24	20,914,000	(58,891)	-	(58,891)
3-Month MYR-KLIBOR	BOA	Receive	4.575%	01/15/24	20,669,000	(78,286)	-	(78,286)
3-Month MYR-KLIBOR	CIT	Receive	4.575%	01/15/24	19,969,000	(75,635)	-	(75,635)
3-Month MYR-KLIBOR	JPM	Receive	4.560%	02/25/24	13,460,000	(38,476)	-	(38,476)
3-Month MYR-KLIBOR	CIT	Receive	4.568%	02/25/24	13,632,000	(41,515)	-	(41,515)
3-Month MYR-KLIBOR	JPM	Receive	4.565%	02/26/24	26,706,000	(79,411)	-	(79,411)
3-Month MYR-KLIBOR	DUB	Receive	4.652%	02/26/24	27,477,000	(79,992)	-	(79,992)

						10,094,423	12,427	10,081,996

	Exchange
3-Month NZD Bank Bills	LCH	Pay	4.711%	10/08/16	NZD 128,000,000	136,950	-	136,950
3-Month NZD Bank Bills	LCH	Pay	4.740%	10/10/16	106,500,000	135,300	-	135,300
3-Month NZD Bank Bills	LCH	Pay	4.764%	10/10/16	133,000,000	194,701	-	194,701
3-Month NZD Bank Bills	LCH	Pay	4.212%	10/23/17	6,182,000	(24,226)	-	(24,226)
3-Month NZD Bank Bills	LCH	Pay	4.203%	10/24/17	14,000,000	(58,916)	50	(58,966)
3-Month NZD Bank Bills	LCH	Pay	4.150%	10/25/17	12,000,000	(68,825)	42	(68,867)
3-Month NZD Bank Bills	LCH	Pay	4.036%	10/30/17	15,000,000	(137,750)	-	(137,750)
3-Month NZD Bank Bills	LCH	Pay	4.030%	10/31/17	7,000,000	(65,649)	25	(65,674)
3-Month NZD Bank Bills	LCH	Pay	4.035%	10/31/17	8,818,000	(81,445)	31	(81,476)
6-Month HUF-BUBOR	LCH	Receive	3.778%	11/15/18	HUF 6,665,000,000	(1,681,412)	429	(1,681,841)
6-Month HUF-BUBOR	LCH	Receive	4.433%	11/15/18	3,774,000,000	(1,574,658)	69	(1,574,727)
6-Month GBP-LIBOR	LCH	Receive	2.000%	02/20/19	GBP 24,212,000	(24,838)	197	(25,035)
6-Month HUF-BUBOR	LCH	Receive	3.690%	05/15/19	HUF 10,151,019,000	(1,832,414)	-	(1,832,414)
6-Month AUD Bank Bills	LCH	Pay	4.501%	08/26/23	AUD 17,977,000	1,000,826	-	1,000,826
3-Month NZD Bank Bills	LCH	Pay	4.900%	04/30/24	NZD 41,286,000	146,782	-	146,782
6-Month JPY-LIBOR	LCH	Receive	0.795%	05/02/24	JPY 7,000,000,000	(773,346)	-	(773,346)
6-Month JPY-LIBOR	LCH	Receive	0.799%	05/02/24	6,873,157,000	(784,445)	-	(784,445)
6-Month JPY-LIBOR	LCH	Receive	0.752%	06/12/24	2,615,998,000	(140,789)	-	(140,789)

						(5,634,154)	843	(5,634,997)

						$4,460,269	$13,270	$4,446,999

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Negative return on WIG20 Index	Positive return on WIG20 Index	JPM	09/24/14	1,303	$454,860	$-	$454,860

Total Swap Agreements					$45,787,995	$51,363,738	($5,575,743)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$21,827,058	$-	$21,827,058	$ -
	Closed-End Mutual Fund	9,134,682	-	9,134,682	-
	Corporate Bonds & Notes	4,369,725	-	4,369,725	-
	Senior Loan Notes	5,231,887	-	5,231,887	-
	Mortgage-Backed Securities	21,317,219	-	21,317,219	-
	Foreign Government Bonds & Notes	1,084,807,079	-	1,080,300,272	4,506,807
	Short-Term Investments	456,778,435	-	456,778,435	-
	Derivatives:
	Credit Contracts
	Swaps	31,852,934	-	31,852,934	-
	Equity Contracts
	Futures	842,279	842,279	-	-
	Purchased Options	2,221,038	-	2,221,038	-
	Swaps	454,860	-	454,860	-

	Total Equity Contracts	3,518,177	842,279	2,675,898	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	22,075,519	-	22,075,519	-
	Purchased Options	6,698,494	-	6,698,494	-
	Swaps	16,721,029	-	16,721,029	-

	Total Foreign Currency Contracts	45,495,042	-	45,495,042	-

	Interest Rate Contracts
	Futures	128,766	128,766	-	-
	Swaps	22,417,726	-	22,417,726	-

	Total Interest Rate Contracts	22,546,492	128,766	22,417,726	-

	Total Assets - Derivatives	103,412,645	971,045	102,441,600	-

	Total Assets	1,706,878,730	971,045	1,701,400,878	4,506,807

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(31,484,488)	-	(31,484,488)	-
	Derivatives:
	Credit Contracts
	Swaps	(7,701,097)	-	(7,701,097)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(28,825,684)	-	(28,825,684)	-
	Written Options	(3,341,924)	-	(3,341,924)	-

	Total Foreign Currency Contracts	(32,167,608)	-	(32,167,608)	-
	Interest Rate Contracts
	Futures	(4,421,450)	(4,421,450)	-	-
	Swaps	(17,957,457)	-	(17,957,457)	-

	Total Interest Rate Contracts	(22,378,907)	(4,421,450)	(17,957,457)	-

	Total Liabilities - Derivatives	(62,247,612)	(4,421,450)	(57,826,162)	-

	Total Liabilities	(93,732,100)	(4,421,450)	(89,310,650)	-

	Total	$1,613,146,630	($3,450,405)	$1,612,090,228	$4,506,807

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Australia - 3.5%

Newcrest Mining Ltd *	1,422,898	$14,392,066
Regis Resources Ltd	3,595,796	5,653,201
Troy Resources Ltd *	1,644,188	1,688,029

		21,733,296

Bermuda - 0.6%

Continental Gold Ltd *	1,106,705	3,630,071

Canada - 69.0%

Agnico Eagle Mines Ltd (NYSE)	935,026	35,811,496
Agnico Eagle Mines Ltd (TSE)	302,658	11,589,533
Alamos Gold Inc	1,734,881	17,543,101
Aureus Mining Inc *	3,687,000	1,577,678
AuRico Gold Inc (TSE)	1,135,000	4,850,382
B2Gold Corp *	6,000,000	17,487,465
Barrick Gold Corp (NYSE)	950,387	17,392,082
Centerra Gold Inc	1,523,662	9,609,901
Detour Gold Corp *	1,038,213	14,205,435
Eldorado Gold Corp	4,787,777	36,613,336
First Quantum Minerals Ltd	160,292	3,428,015
Franco-Nevada Corp	515,835	29,609,572
Goldcorp Inc (NYSE)	2,170,700	60,584,237
Kinross Gold Corp *	5,477,663	22,689,912
MAG Silver Corp *	619,176	5,854,914
New Gold Inc *	1,988,272	12,614,780
Osisko Gold Royalties Ltd *	416,655	6,267,102
Platinum Group Metals Ltd *	3,965,500	4,719,727
Primero Mining Corp *	565,128	4,528,227
Rio Alto Mining Ltd *	500,780	1,163,895
SEMAFO Inc *	2,407,424	11,303,308
Silver Wheaton Corp (NYSE)	835,465	21,947,666
Tahoe Resources Inc (TSE) *	1,004,997	26,315,183
Torex Gold Resources Inc *	5,672,727	8,665,522
Yamana Gold Inc	4,309,126	35,456,753

		421,829,222

Peru - 0.5%

Cia de Minas Buenaventura SA ADR	237,043	2,799,478

South Africa - 1.4%

AngloGold Ashanti Ltd ADR *	307,460	5,291,387
Impala Platinum Holdings Ltd	300,000	3,017,236

		8,308,623

United Kingdom - 14.1%

Fresnillo PLC	1,522,915	22,705,986
Hochschild Mining PLC *	849,937	2,323,000
Randgold Resources Ltd ADR	722,673	61,138,136

		86,167,122

United States - 7.6%

Newmont Mining Corp	407,915	10,377,357
Royal Gold Inc	475,665	36,207,620

		46,584,977

Total Common Stocks (Cost $853,781,755)		591,052,789

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $10,955,737; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $11,175,400)	$10,955,737	$10,955,737

Total Short-Term Investment (Cost $10,955,737)		10,955,737

TOTAL INVESTMENTS - 98.5% (Cost $864,737,492)		602,008,526

OTHER ASSETS & LIABILITIES, NET - 1.5%		9,167,254

NET ASSETS - 100.0%		$611,175,780

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	81.7%
Precious Metals & Minerals	9.3%
Silver	4.9%
Others (each less than 3.0%)	0.8%

96.7%
Short-Term Investment	1.8%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Canada	69.0%
United Kingdom	14.1%
United States (Includes Short-Term Investment)	9.4%
Australia	3.5%
Others (each less than 3.0%)	2.5%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$21,733,296	$-	$21,733,296	$-
	Bermuda	3,630,071	3,630,071	-	-
	Canada	421,829,222	420,251,544	1,577,678	-
	Peru	2,799,478	2,799,478	-	-
	South Africa	8,308,623	5,291,387	3,017,236	-
	United Kingdom	86,167,122	61,138,136	25,028,986	-
	United States	46,584,977	46,584,977	-	-

		591,052,789	539,695,593	51,357,196	-
	Short-Term Investment	10,955,737	-	10,955,737	-

	Total	$602,008,526	$539,695,593	$62,312,933	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	85,841,395	$1,908,254,210

TOTAL INVESTMENTS - 100.0% (Cost $1,677,716,156)		1,908,254,210

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(539,037)

NET ASSETS - 100.0%		$1,907,715,173

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolio’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$1,908,254,210	$1,908,254,210	$-	$-

American Funds Asset Allocation Portfolio (a ‘‘Feeder Portfolio’’) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a ‘‘Master Fund’’) (See Note 1 in Notes to Financial Statements). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	3,498,378	$35,033,006
PD Aggregate Bond Index Portfolio ‘P’ *	15,552,134	175,965,291
PD High Yield Bond Market Portfolio ‘P’ *	1,782,157	23,546,093
PD Large-Cap Growth Index Portfolio ‘P’ *	1,963,290	44,098,193
PD Large-Cap Value Index Portfolio ‘P’ *	2,372,356	51,572,211
PD Small-Cap Growth Index Portfolio ‘P’ *	387,808	8,280,710
PD Small-Cap Value Index Portfolio ‘P’ *	621,730	12,165,223
PD Emerging Markets Portfolio ‘P’ *	506,486	7,961,385
PD International Large-Cap Portfolio ‘P’ *	2,074,511	35,537,020

Total Affiliated Mutual Funds (Cost $345,134,414)		394,159,132

TOTAL INVESTMENTS - 100.0% (Cost $345,134,414)		394,159,132

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(86,670)

NET ASSETS - 100.0%		$394,072,462

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	59.5%
Affiliated Equity Funds	40.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	8,131,812	$81,432,553
PD Aggregate Bond Index Portfolio ‘P’ *	35,819,337	405,279,427
PD High Yield Bond Market Portfolio ‘P’ *	5,171,300	68,323,881
PD Large-Cap Growth Index Portfolio ‘P’ *	9,435,369	211,931,406
PD Large-Cap Value Index Portfolio ‘P’ *	12,342,624	268,313,997
PD Small-Cap Growth Index Portfolio ‘P’ *	2,114,808	45,156,674
PD Small-Cap Value Index Portfolio ‘P’ *	3,696,888	72,336,007
PD Emerging Markets Portfolio ‘P’ *	3,605,999	56,682,228
PD International Large-Cap Portfolio ‘P’ *	11,457,973	196,278,626

Total Affiliated Mutual Funds (Cost $1,188,676,813)		1,405,734,799

TOTAL INVESTMENTS - 100.0% (Cost $1,188,676,813)		1,405,734,799

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(289,992)

NET ASSETS - 100.0%		$1,405,444,807

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	60.5%
Affiliated Fixed Income Funds	39.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$394,159,132	$394,159,132	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,405,734,799	$1,405,734,799	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,401,786	$14,037,587
PD Aggregate Bond Index Portfolio ‘P’ *	6,332,348	71,647,629
PD High Yield Bond Market Portfolio ‘P’ *	730,260	9,648,287
PD Large-Cap Growth Index Portfolio ‘P’ *	4,103,444	92,169,008
PD Large-Cap Value Index Portfolio ‘P’ *	4,912,881	106,800,201
PD Small-Cap Growth Index Portfolio ‘P’ *	1,435,237	30,646,064
PD Small-Cap Value Index Portfolio ‘P’ *	2,038,932	39,895,229
PD Emerging Markets Portfolio ‘P’ *	1,897,354	29,824,258
PD International Large-Cap Portfolio ‘P’ *	5,337,786	91,437,935

Total Affiliated Mutual Funds (Cost $386,586,936)		486,106,198

TOTAL INVESTMENTS - 100.0% (Cost $386,586,936)		486,106,198

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(101,049)

NET ASSETS - 100.0%		$486,005,149

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	80.4%
Affiliated Fixed Income Funds	19.6%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	30,905,322	$353,693,016
Floating Rate Income Portfolio ‘P’ *	6,352,182	66,383,006
Floating Rate Loan Portfolio ‘P’ *	11,290,189	92,080,217
High Yield Bond Portfolio ‘P’ *	17,157,130	132,242,645
Inflation Managed Portfolio ‘P’ *	11,562,741	134,001,267
Inflation Strategy Portfolio ‘P’ *	12,765,868	132,763,550
Managed Bond Portfolio ‘P’ *	31,824,959	405,739,356
Short Duration Bond Portfolio ‘P’ *	40,298,017	396,531,880
Emerging Markets Debt Portfolio ‘P’ *	17,112,981	184,949,876
Comstock Portfolio ‘P’ *	4,734,969	63,679,183
Dividend Growth Portfolio ‘P’ *	862,795	13,047,004
Equity Index Portfolio ‘P’ *	889,206	39,389,246
Growth Portfolio ‘P’ *	1,312,975	25,909,396
Large-Cap Growth Portfolio ‘P’ *	4,777,954	39,826,139
Large-Cap Value Portfolio ‘P’ *	5,043,425	93,138,608
Main Street Core Portfolio ‘P’ *	822,718	24,878,034
Mid-Cap Equity Portfolio ‘P’ *	1,511,100	26,399,116
Mid-Cap Growth Portfolio ‘P’ *	1,184,127	12,737,864
Mid-Cap Value Portfolio ‘P’ *	1,257,641	26,452,903
Value Advantage Portfolio ‘P’ *	2,054,456	26,016,040
International Large-Cap Portfolio ‘P’ *	7,400,703	64,443,273
International Value Portfolio ‘P’ *	3,007,947	39,932,750
Currency Strategies Portfolio ‘P’ *	7,279,695	73,209,355
Global Absolute Return Portfolio ‘P’ *	12,860,225	129,441,446
Precious Metals Portfolio ‘P’ *	4,842,981	27,401,129

Total Affiliated Mutual Funds (Cost $2,409,917,093)		2,624,286,299

TOTAL INVESTMENTS - 100.0% (Cost $2,409,917,093)		2,624,286,299

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(372,089)

NET ASSETS - 100.0%		$2,623,914,210

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	77.2%
Affiliated Equity Funds	22.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$486,106,198	$486,106,198	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,624,286,299	$2,624,286,299	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	40,747,447	$466,330,282
Floating Rate Income Portfolio ‘P’ *	6,887,984	71,982,357
Floating Rate Loan Portfolio ‘P’ *	16,109,479	131,385,254
High Yield Bond Portfolio ‘P’ *	24,918,910	192,068,401
Inflation Managed Portfolio ‘P’ *	13,571,355	157,279,205
Inflation Strategy Portfolio ‘P’ *	14,929,851	155,268,722
Managed Bond Portfolio ‘P’ *	39,703,536	506,184,076
Short Duration Bond Portfolio ‘P’ *	44,019,164	433,147,917
Emerging Markets Debt Portfolio ‘P’ *	20,978,144	226,722,932
American Funds Growth-Income Portfolio ‘P’ *	1,590,106	23,621,955
Comstock Portfolio ‘P’ *	10,663,831	143,414,674
Dividend Growth Portfolio ‘P’ *	5,183,955	78,390,647
Growth Portfolio ‘P’ *	3,236,804	63,873,016
Large-Cap Growth Portfolio ‘P’ *	11,934,569	99,479,359
Large-Cap Value Portfolio ‘P’ *	10,176,571	187,934,126
Main Street Core Portfolio ‘P’ *	3,374,462	102,039,825
Mid-Cap Equity Portfolio ‘P’ *	1,738,105	30,364,933
Mid-Cap Growth Portfolio ‘P’ *	4,247,146	45,687,295
Mid-Cap Value Portfolio ‘P’ *	6,555,373	137,884,022
Small-Cap Equity Portfolio ‘P’ *	2,609,412	55,520,496
Small-Cap Growth Portfolio ‘P’ *	122,670	1,842,832
Small-Cap Index Portfolio ‘P’ *	1,290,347	22,898,584
Small-Cap Value Portfolio ‘P’ *	1,289,738	24,993,086
Tactical Strategy Portfolio ‘P’ *	12,684,702	138,684,626
Value Advantage Portfolio ‘P’ *	6,062,358	76,769,002
Emerging Markets Portfolio ‘P’ *	5,364,600	92,780,036
International Large-Cap Portfolio ‘P’ *	7,468,001	65,029,285
International Small-Cap Portfolio ‘P’ *	8,345,109	98,090,767
International Value Portfolio ‘P’ *	3,581,114	47,541,977
Tactical International Portfolio ‘P’ *	8,467,754	91,148,882
Currency Strategies Portfolio ‘P’ *	15,202,142	152,882,632
Global Absolute Return Portfolio ‘P’ *	22,061,279	222,052,397
Precious Metals Portfolio ‘P’ *	10,887,567	61,600,830

Total Affiliated Mutual Funds (Cost $3,926,552,939)		4,404,894,430

TOTAL INVESTMENTS - 100.0% (Cost $3,926,552,939)		4,404,894,430

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(606,429)

NET ASSETS - 100.0%		$4,404,288,001

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	58.1%
Affiliated Equity Funds	41.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	108,971,766	$1,247,117,027
Floating Rate Income Portfolio ‘P’ *	13,832,340	144,553,834
Floating Rate Loan Portfolio ‘P’ *	35,456,095	289,171,858
High Yield Bond Portfolio ‘P’ *	63,260,193	487,592,930
Inflation Managed Portfolio ‘P’ *	41,440,309	480,254,100
Inflation Strategy Portfolio ‘P’ *	42,947,083	446,644,686
Managed Bond Portfolio ‘P’ *	107,355,818	1,368,689,312
Short Duration Bond Portfolio ‘P’ *	86,827,794	854,384,191
Emerging Markets Debt Portfolio ‘P’ *	59,736,011	645,601,597
American Funds Growth-Income Portfolio ‘P’ *	5,711,483	84,847,441
Comstock Portfolio ‘P’ *	36,015,016	484,355,180
Dividend Growth Portfolio ‘P’ *	14,228,403	215,158,845
Growth Portfolio ‘P’ *	10,611,200	209,394,602
Large-Cap Growth Portfolio ‘P’ *	48,504,991	404,308,308
Large-Cap Value Portfolio ‘P’ *	39,615,180	731,586,714
Long/Short Large-Cap Portfolio ‘P’ *	38,102,042	519,977,082
Main Street Core Portfolio ‘P’ *	12,056,767	364,582,637
Mid-Cap Equity Portfolio ‘P’ *	14,621,509	255,439,725
Mid-Cap Growth Portfolio ‘P’ *	21,154,111	227,558,497
Mid-Cap Value Portfolio ‘P’ *	24,226,675	509,577,637
Small-Cap Equity Portfolio ‘P’ *	7,458,939	158,703,976
Small-Cap Growth Portfolio ‘P’ *	16,248,722	244,100,251
Small-Cap Index Portfolio ‘P’ *	5,428,312	96,331,172
Small-Cap Value Portfolio ‘P’ *	8,549,066	165,667,432
Tactical Strategy Portfolio ‘P’ *	74,254,571	811,841,487
Value Advantage Portfolio ‘P’ *	27,297,012	345,668,178
Real Estate Portfolio ‘P’ *	16,471,180	332,072,183
Emerging Markets Portfolio ‘P’ *	38,025,658	657,648,627
International Large-Cap Portfolio ‘P’ *	45,620,861	397,253,822
International Small-Cap Portfolio ‘P’ *	41,060,812	482,640,362
International Value Portfolio ‘P’ *	17,915,124	237,836,728
Tactical International Portfolio ‘P’ *	30,122,479	324,245,383
Currency Strategies Portfolio ‘P’ *	73,569,458	739,862,362
Global Absolute Return Portfolio ‘P’ *	62,355,330	627,622,294
Precious Metals Portfolio ‘P’ *	33,676,054	190,535,946

Total Affiliated Mutual Funds (Cost $13,640,333,615)		15,782,826,406

TOTAL INVESTMENTS - 100.0% (Cost $13,640,333,615)		15,782,826,406

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,134,754)

NET ASSETS - 100.0%		$15,780,691,652

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	58.2%
Affiliated Fixed Income Funds	41.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,404,894,430	$4,404,894,430	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,782,826,406	$15,782,826,406	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	70,310,331	$804,659,908
Floating Rate Income Portfolio ‘P’ *	7,554,871	78,951,613
Floating Rate Loan Portfolio ‘P’ *	14,503,500	118,287,254
Inflation Managed Portfolio ‘P’ *	17,316,517	200,682,108
Inflation Strategy Portfolio ‘P’ *	15,050,198	156,520,312
Managed Bond Portfolio ‘P’ *	72,956,941	930,134,831
Short Duration Bond Portfolio ‘P’ *	20,163,272	198,406,296
Emerging Markets Debt Portfolio ‘P’ *	24,966,995	269,832,745
American Funds Growth Portfolio ‘P’ *	4,299,161	55,170,320
American Funds Growth-Income Portfolio ‘P’ *	4,776,493	70,957,613
Comstock Portfolio ‘P’ *	36,698,548	493,547,806
Dividend Growth Portfolio ‘P’ *	16,278,637	246,162,052
Growth Portfolio ‘P’ *	9,815,946	193,701,568
Large-Cap Growth Portfolio ‘P’ *	43,464,010	362,289,735
Large-Cap Value Portfolio ‘P’ *	37,077,393	684,720,570
Long/Short Large-Cap Portfolio ‘P’ *	49,447,140	674,803,192
Main Street Core Portfolio ‘P’ *	11,591,840	350,523,785
Mid-Cap Equity Portfolio ‘P’ *	22,999,026	401,796,074
Mid-Cap Growth Portfolio ‘P’ *	25,556,366	274,914,322
Mid-Cap Value Portfolio ‘P’ *	24,434,082	513,940,177
Small-Cap Equity Portfolio ‘P’ *	12,241,849	260,470,032
Small-Cap Growth Portfolio ‘P’ *	12,450,578	187,041,732
Small-Cap Index Portfolio ‘P’ *	2,936,854	52,117,589
Small-Cap Value Portfolio ‘P’ *	14,258,756	276,312,229
Tactical Strategy Portfolio ‘P’ *	75,443,417	824,839,399
Value Advantage Portfolio ‘P’ *	26,992,674	341,814,272
Real Estate Portfolio ‘P’ *	20,317,254	409,612,122
Emerging Markets Portfolio ‘P’ *	39,164,092	677,337,685
International Large-Cap Portfolio ‘P’ *	53,100,901	462,387,938
International Small-Cap Portfolio ‘P’ *	46,576,851	547,477,438
International Value Portfolio ‘P’ *	26,059,811	345,963,556
Tactical International Portfolio ‘P’ *	37,729,507	406,129,205
Currency Strategies Portfolio ‘P’ *	58,646,040	589,782,756
Global Absolute Return Portfolio ‘P’ *	52,408,511	527,505,026
Precious Metals Portfolio ‘P’ *	41,039,793	232,199,291

Total Affiliated Mutual Funds (Cost $11,145,558,214)		13,220,992,551

TOTAL INVESTMENTS - 100.0% (Cost $11,145,558,214)		13,220,992,551

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,789,588)

NET ASSETS - 100.0%		$13,219,202,963

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	75.1%
Affiliated Fixed Income Funds	24.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	7,448,214	$85,240,381
Managed Bond Portfolio ‘P’ *	7,778,997	99,175,154
American Funds Growth Portfolio ‘P’ *	1,487,500	19,088,804
American Funds Growth-Income Portfolio ‘P’ *	1,025,081	15,228,177
Comstock Portfolio ‘P’ *	7,738,232	104,069,166
Dividend Growth Portfolio ‘P’ *	4,758,152	71,951,757
Growth Portfolio ‘P’ *	1,884,675	37,190,966
Large-Cap Growth Portfolio ‘P’ *	10,282,997	85,712,853
Large-Cap Value Portfolio ‘P’ *	8,071,672	149,062,258
Long/Short Large-Cap Portfolio ‘P’ *	10,010,205	136,608,873
Main Street Core Portfolio ‘P’ *	2,410,009	72,875,888
Mid-Cap Equity Portfolio ‘P’ *	4,767,137	83,282,522
Mid-Cap Growth Portfolio ‘P’ *	6,353,947	68,350,524
Mid-Cap Value Portfolio ‘P’ *	6,970,117	146,607,646
Small-Cap Equity Portfolio ‘P’ *	3,973,472	84,543,633
Small-Cap Growth Portfolio ‘P’ *	5,828,510	87,560,154
Small-Cap Index Portfolio ‘P’ *	1,569,517	27,852,749
Small-Cap Value Portfolio ‘P’ *	4,591,799	88,981,837
Tactical Strategy Portfolio ‘P’ *	21,542,638	235,530,384
Value Advantage Portfolio ‘P’ *	6,104,994	77,308,909
Real Estate Portfolio ‘P’ *	5,848,573	117,911,915
Emerging Markets Portfolio ‘P’ *	10,245,213	177,189,583
International Large-Cap Portfolio ‘P’ *	16,418,640	142,968,969
International Small-Cap Portfolio ‘P’ *	13,404,714	157,562,785
International Value Portfolio ‘P’ *	6,598,374	87,598,366
Tactical International Portfolio ‘P’ *	8,089,849	87,081,024
Currency Strategies Portfolio ‘P’ *	10,982,462	110,446,793
Global Absolute Return Portfolio ‘P’ *	11,185,305	112,582,944
Precious Metals Portfolio ‘P’ *	14,600,049	82,605,707

Total Affiliated Mutual Funds (Cost $2,363,652,377)		2,852,170,721

TOTAL INVESTMENTS - 100.0% (Cost $2,363,652,377)		2,852,170,721

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(393,015)

NET ASSETS - 100.0%		$2,851,777,706

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	89.6%
Affiliated Fixed Income Funds	10.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$13,220,992,551	$13,220,992,551	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,852,170,721	$2,852,170,721	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2014 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2014. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of June 30, 2014.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2014.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap contracts as of June 30, 2014.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBA	Commonwealth Bank of Australia
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JOD	Jordanian Dollar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstan Tenge
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage - Backed Index
iTraxx Europe	International Index - Europe

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Inflation Strategy Portfolio
ASSETS
Investments, at value	$3,174,409	$388,024	$772,291	$1,156,321	$2,165,291	$827,528
Repurchase agreements, at value	156,501	18,343	18,559	62,635	229,126	58,578
Cash (1)	53,548	4,463	6,068	-	557	2,546
Foreign currency held, at value	4,608	-	-	-	1,395	2,232
Receivables:
Dividends and interest	23,607	1,281	3,596	17,292	9,807	1,946
Fund shares sold	150	143	229	153	38	15
Securities sold	238,872	19,633	2,240	29,624	144,187	15,053
Swap agreements	-	-	-	-	321	-
Swap contracts, at value	-	-	-	-	2,650	5,070
Unfunded loan commitment appreciation	-	2	2	-	-	-
Forward foreign currency contracts appreciation	1,860	-	-	-	988	-
Prepaid expenses and other assets	8	-	1	4	3	4
Total Assets	3,653,648	431,889	802,986	1,266,029	2,554,363	912,972
LIABILITIES
Payables:
Fund shares redeemed	997	-	278	592	1,613	8
Securities purchased	581,159	36,364	16,259	47,438	520	-
Sale-buyback financing transactions	-	-	-	-	1,077,824	-
Due to custodian	-	-	-	1,844	-	-
Due to broker (2)	-	-	-	-	3,974	-
Variation margin	-	-	-	-	314	125
Accrued advisory fees	1,008	210	421	400	478	269
Accrued service fees (Class I only)	6	2	9	22	27	1
Accrued support service expenses	19	2	5	8	9	6
Accrued custodian, and portfolio accounting and tax fees	190	73	156	71	84	45
Accrued shareholder report expenses	52	5	13	21	24	17
Accrued trustees’ fees and expenses and deferred compensation	15	1	4	10	14	4
Accrued foreign capital gains tax	-	-	-	-	1	-
Accrued other	36	133	12	17	15	14
Outstanding options written, at value	496	-	-	-	216	116
Swap contracts, at value	-	-	-	-	2,154	-
Forward foreign currency contracts depreciation	560	-	-	-	4,690	1,305
Total Liabilities	584,538	36,790	17,157	50,423	1,091,957	1,910
NET ASSETS	$3,069,110	$395,099	$785,829	$1,215,606	$1,462,406	$911,062
NET ASSETS CONSIST OF:
Paid-in capital (3)	$2,791,482	$381,887	$963,686	$1,016,797	$1,525,321	$905,883
Undistributed net investment income (3)	147,934	13,343	51,590	112,958	14,075	4,660
Undistributed/accumulated net realized gain (loss) (3)	14,568	(1,568)	(229,865)	31,672	(61,877)	(12,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	115,126	1,437	418	54,179	(15,113)	13,067
NET ASSETS	$3,069,110	$395,099	$785,829	$1,215,606	$1,462,406	$911,062
Class I Shares:
Net Assets	$112,071	$33,233	$154,859	$403,705	$490,159	$19,967
Shares outstanding, $.001 par value (unlimited shares authorized)	13,090	3,188	24,929	56,787	47,561	1,949
Net Asset Value Per Share	$8.56	$10.43	$6.21	$7.11	$10.31	$10.25
Class P Shares:
Net Assets	$2,957,039	$361,866	$630,970	$811,901	$972,247	$891,095
Shares outstanding, $.001 par value (unlimited shares authorized)	258,383	34,627	77,359	105,336	83,891	85,693
Net Asset Value Per Share	$11.44	$10.45	$8.16	$7.71	$11.59	$10.40

Investments, at cost	$3,059,538	$386,590	$771,875	$1,102,142	$2,176,122	$817,338
Repurchase agreements, at cost	156,501	18,343	18,559	62,635	229,126	58,578
Foreign currency held, at cost	4,644	-	-	-	1,381	2,197
Premiums received from outstanding options written	597	-	-	-	1,539	254

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Diversified Bond, Inflation Managed, and Inflation Strategy Portfolios of $6,309, $288, and $2,546, respectively.
(2)	The Inflation Managed Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	Applicable to portfolios electing regulated investment company treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	American Funds Growth Portfolio	American Funds Growth-Income Portfolio	Comstock Portfolio
ASSETS
Investments, at value	$4,758,178	$2,200,102	$1,180,588	$365,624	$484,819	$1,523,953
Repurchase agreements, at value	279,172	84,190	102,786	-	-	17,527
Cash (1)	315	-	5,385	-	-	-
Foreign currency held, at value	16,530	1,314	1,536	-	-	-
Receivables:
Dividends and interest	28,339	11,174	23,196	-	-	2,749
Fund shares sold	231	1,144	61	488	838	151
Securities sold	229,133	-	3,633	-	-	698
Swap agreements	7	-	-	-	-	-
Variation margin	1,129	-	-	-	-	-
Swap contracts, at value	8,472	-	28,600	-	-	-
Forward foreign currency contracts appreciation	4,878	-	6,733	-	-	-
Prepaid expenses and other assets	13	7	3	1	3	9
Total Assets	5,326,397	2,297,931	1,352,521	366,113	485,660	1,545,087
LIABILITIES
Payables:
Fund shares redeemed	982	71	730	21	35	2,052
Securities purchased	698,468	41,716	2,561	456	793	3,847
Due to broker (2)	10,486	-	-	-	-	-
Accrued advisory fees	1,501	740	858	89	118	871
Accrued service fees (Class I only)	71	20	1	16	16	14
Accrued support service expenses	29	14	7	2	5	10
Accrued custodian, and portfolio accounting and tax fees	279	97	89	6	6	71
Accrued shareholder report expenses	81	39	19	6	12	30
Accrued trustees’ fees and expenses and deferred compensation	41	13	4	2	5	11
Accrued foreign capital gains tax	-	-	30	-	-	-
Accrued interest	84	-	-	-	-	-
Accrued other	54	28	12	5	10	20
Outstanding options written, at value	1,045	-	-	-	-	-
Swap contracts, at value	896	-	56	-	-	-
Forward foreign currency contracts depreciation	12,590	52	3,041	-	-	2,126
Other liabilities	1	-	2	-	-	-
Total Liabilities	726,608	42,790	7,410	603	1,000	9,052
NET ASSETS	$4,599,789	$2,255,141	$1,345,111	$365,510	$484,660	$1,536,035
NET ASSETS CONSIST OF:
Paid-in capital (3), (4)	$4,320,730	$2,276,812	$1,274,720	$922,785	$535,084	$1,112,271
Undistributed/accumulated earnings (deficit) (4)				(557,275)	(50,424)	423,764
Undistributed net investment income (3)	108,396	40,442	71,761
Undistributed/accumulated net realized gain (loss) (3)	51,178	(80,399)	(27,879)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)	119,485	18,286	26,509
NET ASSETS	$4,599,789	$2,255,141	$1,345,111	$365,510	$484,660	$1,536,035
Class I Shares:
Net Assets	$1,289,867	$372,669	$18,004	$291,251	$290,005	$246,970
Shares outstanding, $.001 par value (unlimited shares authorized)	110,546	39,017	1,672	22,712	19,526	20,815
Net Asset Value Per Share	$11.67	$9.55	$10.77	$12.82	$14.85	$11.87
Class P Shares:
Net Assets	$3,309,922	$1,882,472	$1,327,107	$74,259	$194,655	$1,289,065
Shares outstanding, $.001 par value (unlimited shares authorized)	259,620	191,308	122,794	5,787	13,103	95,851
Net Asset Value Per Share	$12.75	$9.84	$10.81	$12.83	$14.86	$13.45

Investments, at cost	$4,653,257	$2,181,764	$1,156,815	$244,585	$331,268	$1,028,751
Repurchase agreements, at cost	279,172	84,190	102,786	-	-	17,527
Foreign currency held, at cost	16,449	1,313	1,535	-	-	-
Premiums received from outstanding options written	4,531	-	-	-	-	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Emerging Markets Debt Portfolio of $2,410.
(2)	The Managed Bond Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	Applicable to portfolios electing regulated investment company treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(4)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
ASSETS
Investments, at value	$869,249	$1,230,404	$118,961	$1,004,764	$1,151,498	$2,217,769
Repurchase agreements, at value	36,253	13,872	76	9,647	803	41,525
Cash (1)	-	769	-	-	-	-
Foreign currency held, at value	164	-	-	-	1	-
Receivables:
Dividends and interest	1,227	1,305	69	921	358	5,060
Fund shares sold	325	633	95	58	172	-
Securities sold	1,402	55	-	7,116	21,173	165
Variation margin	-	3	-	-	-	-
Prepaid expenses and other assets	4	8	1	5	6	13
Total Assets	908,624	1,247,049	119,202	1,022,511	1,174,011	2,264,532
LIABILITIES
Payables:
Fund shares redeemed	284	1,515	2	109	268	1,833
Securities purchased	2,136	1,021	-	7,976	13,015	8,781
Due to custodian	-	-	-	-	-	83
Accrued advisory fees	492	51	73	456	627	1,099
Accrued service fees (Class I only)	15	66	6	27	9	22
Accrued support service expenses	6	5	1	6	7	15
Accrued custodian, and portfolio accounting and tax fees	33	74	5	42	41	88
Accrued shareholder report expenses	15	24	2	17	21	42
Accrued trustees’ fees and expenses and deferred compensation	7	20	1	15	11	21
Accrued other	12	13	2	13	18	28
Other liabilities	-	-	-	-	-	3
Total Liabilities	3,000	2,789	92	8,661	14,017	12,015
NET ASSETS	$905,624	$1,244,260	$119,110	$1,013,850	$1,159,994	$2,252,517
NET ASSETS CONSIST OF:
Paid-in capital (2)	$970,600	$268,893	$289,119	$1,181,671	$768,956	$1,282,640
Undistributed/accumulated earnings (deficit) (2)	(64,976)	975,367	(170,009)	(167,821)	391,038	969,877
NET ASSETS	$905,624	$1,244,260	$119,110	$1,013,850	$1,159,994	$2,252,517
Class I Shares:
Net Assets	$280,914	$1,204,871	$119,096	$483,777	$168,375	$406,072
Shares outstanding, $.001 par value (unlimited shares authorized)	20,202	27,842	7,088	26,219	23,567	23,911
Net Asset Value Per Share	$13.91	$43.28	$16.80	$18.45	$7.14	$16.98
Class P Shares:
Net Assets	$624,710	$39,389	$14	$530,073	$991,619	$1,846,445
Shares outstanding, $.001 par value (unlimited shares authorized)	41,312	889	1	26,862	118,965	99,984
Net Asset Value Per Share	$15.12	$44.30	$16.92	$19.73	$8.34	$18.47

Investments, at cost	$585,828	$657,909	$97,191	$825,821	$1,024,642	$1,448,079
Repurchase agreements, at cost	36,253	13,872	76	9,647	803	41,525
Foreign currency held, at cost	162	-	-	-	1	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Equity Index Portfolio of $767.
(2)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
ASSETS
Investments, at value	$1,823,788	$1,525,239	$1,142,261	$862,688	$1,442,943	$613,218
Repurchase agreements, at value	28,238	22,542	11,235	13,331	6,454	9,421
Cash (1)	917	97	1	2,249	-	749
Cash collateral received for securities on loan (2)	33,189	-	-	-	-	-
Foreign currency held, at value	-	1,004	-	-	-	10
Receivables:
Dividends and interest	1,603	2,044	1,155	1,133	1,457	661
Fund shares sold	13	4	60	26	29	21
Securities sold	8,143	-	-	-	21,483	56,063
Variation margin	4	-	-	-	-	30
Prepaid expenses and other assets	7	28	6	5	7	6
Total Assets	1,895,902	1,550,958	1,154,718	879,432	1,472,373	680,179
LIABILITIES
Payable upon return of securities loaned (2)	33,189	-	-	-	-	-
Payables:
Fund shares redeemed	2,076	1,636	876	607	1,349	225
Securities purchased	12,567	3,883	8,218	2	19,830	55,224
Securities sold short, at value (2)	464,753	-	-	-	-	-
Accrued advisory fees	1,082	572	605	465	808	329
Accrued service fees (Class I only)	3	35	19	14	6	4
Accrued support service expenses	9	10	8	5	9	6
Accrued custodian, and portfolio accounting and tax fees	78	53	40	38	45	54
Accrued shareholder report expenses	25	27	20	14	24	15
Accrued trustees’ fees and expenses and deferred compensation	8	20	11	6	6	5
Accrued dividends and interest	850	-	-	-	-	-
Accrued other	18	18	16	12	20	13
Outstanding options written, at value	-	-	-	13	-	-
Total Liabilities	514,658	6,254	9,813	1,176	22,097	55,875
NET ASSETS	$1,381,244	$1,544,704	$1,144,905	$878,256	$1,450,276	$624,304
NET ASSETS CONSIST OF:
Paid-in capital (3)	$849,132	$1,591,768	$2,703,530	$558,344	$780,249	$320,970
Undistributed/accumulated earnings (deficit) (3)	532,112	(47,064)	(1,558,625)	319,912	670,027	303,334
NET ASSETS	$1,381,244	$1,544,704	$1,144,905	$878,256	$1,450,276	$624,304
Class I Shares:
Net Assets	$49,935	$629,812	$347,622	$249,008	$115,808	$65,087
Shares outstanding, $.001 par value (unlimited shares authorized)	4,869	22,974	24,294	25,145	8,068	3,953
Net Asset Value Per Share	$10.26	$27.41	$14.31	$9.90	$14.35	$16.47
Class P Shares:
Net Assets	$1,331,309	$914,892	$797,283	$629,248	$1,334,468	$559,217
Shares outstanding, $.001 par value (unlimited shares authorized)	97,559	30,256	45,637	58,496	63,444	26,284
Net Asset Value Per Share	$13.65	$30.24	$17.47	$10.76	$21.03	$21.28

Investments, at cost	$1,524,574	$1,214,100	$994,918	$810,926	$1,157,191	$455,230
Repurchase agreements, at cost	28,238	22,542	11,235	13,331	6,454	9,421
Foreign currency held, at cost	-	1,009	-	-	-	10
Securities on loan, at value	32,419	-	-	-	-	-
Proceeds from securities sold short	408,657	-	-	-	-	-
Premiums received from outstanding options written	-	-	-	69	-	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Long/Short Large-Cap, Mid-Cap Growth and Small-Cap Equity Portfolios of $875, $2,249 and $204, respectively.
(2)	The Long/Short Large-Cap Portfolio received cash collateral for securities on loan which is used as collateral to cover securities sold short and therefore uninvested (see Note 8 in Notes to Financial Statements). This portfolio is required to pledge a portion of its assets to the lender as collateral for the borrowed securities. In the event of a default by this portfolio where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the portfolio’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the portfolio’s obligation to pay the lender.
(3)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Tactical Strategy Portfolio	Value Advantage Portfolio	Health Sciences Portfolio
ASSETS
Investments, at value	$663,047	$666,519	$757,870	$1,903,436	$876,416	$277,360
Repurchase agreements, at value	11,593	13,865	22,796	159,198	4,999	4,085
Cash (1)	275	695		303	13	-
Foreign currency held, at value	-	-	17	799	-	2
Receivables:
Dividends and interest	69	703	887	4,259	909	257
Fund shares sold	296	262	6	-	18	159
Securities sold	9,086	68,740	1,029	293	732	393
Variation margin	-	116	-	412	-	-
Forward foreign currency contracts appreciation	-	-	-	-	-	134
Prepaid expenses and other assets	2	4	2	36	4	2
Total Assets	684,368	750,904	782,607	2,068,736	883,091	282,392
LIABILITIES
Payables:
Fund shares redeemed	39	1,214	606	2,176	704	330
Securities purchased	9,404	66,679	5,673	53,519	1,798	817
Accrued advisory fees	319	166	474	869	476	204
Accrued service fees (Class I only)	8	26	12	-	1	15
Accrued support service expenses	4	5	4	17	7	2
Accrued custodian, and portfolio accounting and tax fees	21	47	21	109	25	9
Accrued shareholder report expenses	10	13	10	28	13	5
Accrued trustees’ fees and expenses and deferred compensation	5	9	3	6	4	2
Accrued other	7	10	9	28	11	4
Swap contracts, at value	-	-	-	13	-	-
Forward foreign currency contracts depreciation	-	-	-	1,178	-	82
Total Liabilities	9,817	68,169	6,812	57,943	3,039	1,470
NET ASSETS	$674,551	$682,735	$775,795	$2,010,793	$880,052	$280,922
NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$693,965	$624,215	$642,708	$1,830,818	$696,124	$140,399
Undistributed/accumulated earnings (deficit) (2)	(19,414)	58,520	133,087		183,928	140,523
Accumulated net investment loss (3)				(649)
Undistributed net realized gain (3)				150,414
Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)				30,210
NET ASSETS	$674,551	$682,735	$775,795	$2,010,793	$880,052	$280,922
Class I Shares:
Net Assets	$154,001	$483,533	$219,836		$12,477	$280,902
Shares outstanding, $.001 par value (unlimited shares authorized)	11,977	27,362	13,686		988	11,642
Net Asset Value Per Share	$12.86	$17.67	$16.06		$12.63	$24.13
Class P Shares:
Net Assets	$520,550	$199,202	$555,959	$2,010,793	$867,575	$20
Shares outstanding, $.001 par value (unlimited shares authorized)	34,650	11,225	28,689	183,925	68,511	1
Net Asset Value Per Share	$15.02	$17.75	$19.38	$10.93	$12.66	$26.18

Investments, at cost	$609,650	$493,886	$629,300	$1,901,620	$748,513	$227,362
Repurchase agreements, at cost	11,593	13,865	22,796	159,198	4,999	4,085
Foreign currency held, at cost	-	-	17	795	-	2

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Small-Cap Index Portfolio of $691.
(2)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(3)	Applicable to portfolios electing regulated investment company treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Real Estate Portfolio	Technology Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
ASSETS
Investments, at value	$1,201,140	$89,957	$1,969,216	$1,654,584	$1,330,863	$1,095,104
Repurchase agreements, at value	6,031	4,286	89,253	12,469	13,249	10,490
Cash	-	-	-	114	33	1,716
Foreign currency held, at value	-	-	3,589	87	1,745	1,141
Receivables:
Dividends and interest	3,133	27	2,543	4,230	3,532	3,912
Fund shares sold	102	321	61	569	42	81
Securities sold	-	30	644	10,501	4,928	2,420
Forward foreign currency contracts appreciation	-	-	-	-	-	4,070
Prepaid expenses and other assets	6	1	8	9	12	19
Total Assets	1,210,412	94,622	2,065,314	1,682,563	1,354,404	1,118,953
LIABILITIES
Payables:
Fund shares redeemed	2,769	1	1,264	563	994	1,845
Securities purchased	-	1,474	3,366	6,002	3,019	9,619
Accrued advisory fees	823	66	1,341	1,060	909	596
Accrued service fees (Class I only)	19	5	25	30	3	19
Accrued support service expenses	8	1	12	8	9	6
Accrued custodian, and portfolio accounting and tax fees	36	10	188	193	146	94
Accrued shareholder report expenses	20	1	31	30	24	22
Accrued trustees’ fees and expenses and deferred compensation	8	1	10	14	7	14
Accrued foreign capital gains tax	-	-	1,201	-	-	-
Accrued other	15	1	22	21	20	14
Forward foreign currency contracts depreciation	-	-	-	-	-	2,605
Other liabilities	-	-	4	30	-	-
Total Liabilities	3,698	1,560	7,464	7,951	5,131	14,834
NET ASSETS	$1,206,714	$93,062	$2,057,850	$1,674,612	$1,349,273	$1,104,119
NET ASSETS CONSIST OF:
Paid-in capital (1), (2)	$1,359,185	$107,140	$1,549,089	$1,162,785	$1,052,895	$2,167,273
Accumulated deficit (1)	(152,471)	(14,078)
Undistributed net investment income (2)			11,787	49,703	37,486	71,975
Undistributed/accumulated net realized gain (loss) (2)			163,991	42,317	(75,443)	(1,273,248)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies (2)			332,983	419,807	334,335	138,119
NET ASSETS	$1,206,714	$93,062	$2,057,850	$1,674,612	$1,349,273	$1,104,119
Class I Shares:
Net Assets	$347,118	$93,049	$452,902	$542,535	$63,504	$345,239
Shares outstanding, $.001 par value (unlimited shares authorized)	17,802	16,235	26,871	66,375	7,381	28,873
Net Asset Value Per Share	$19.50	$5.73	$16.85	$8.17	$8.60	$11.96
Class P Shares:
Net Assets	$859,596	$13	$1,604,948	$1,132,077	$1,285,769	$758,880
Shares outstanding, $.001 par value (unlimited shares authorized)	42,637	2	92,800	130,009	109,387	57,162
Net Asset Value Per Share	$20.16	$7.18	$17.29	$8.71	$11.75	$13.28

Investments, at cost	$932,665	$83,349	$1,634,093	$1,234,861	$996,575	$958,511
Repurchase agreements, at cost	6,031	4,286	89,253	12,469	13,249	10,490
Foreign currency held, at cost	-	-	4,548	87	1,744	1,130

(1)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(2)	Applicable to portfolios electing regulated investment company treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Tactical International Portfolio	Currency Strategies Portfolio	Global Absolute Return Portfolio	Precious Metals Portfolio	American Funds Asset Allocation Portfolio	Pacific Dynamix – Conservative Growth Portfolio
ASSETS
Investments, at value	$854,457	$975,677	$1,493,957	$591,053	$-	$-
Investments in affiliates, at value	-	-	-	-	1,908,254	394,159
Repurchase agreements, at value	56,558	736,192	118,429	10,956	-	-
Cash	402	-	-	-	-	-
Foreign currency held, at value	14,179	13	3,987	10,177	-	-
Receivables:
Dividends and interest	1,834	5,821	21,796	137	-	-
Fund shares sold	-	25	26	116	3,706	189
Securities sold	-	-	15,489	-	-	-
Variation margin	-	-	90	-	-	-
Due from adviser	-	-	-	-	-	7
Swap contracts, at value	-	-	69,832	-	-	-
Forward foreign currency contracts appreciation	8,652	39,161	22,076	-	-	-
Prepaid expenses and other assets	34	5	6	1	4	1
Total Assets	936,116	1,756,894	1,745,688	612,440	1,911,964	394,356
LIABILITIES
Payables:
Fund shares redeemed	814	277	694	235	16	54
Securities purchased	18,594	-	22,605	660	3,617	121
Securities sold short, at value	-	-	31,484	-	-	-
Due to custodian	-	2	594	-	-	-
Due to broker (1)	2,990	3,870	8,600	-	-	-
Variation margin	1,239	-	-	-	-	-
Accrued advisory fees	413	903	1,081	322	441	64
Accrued service fees (Class I only) (2)	-	-	1	1	104	22
Accrued support service expenses	8	9	12	3	12	3
Accrued custodian, and portfolio accounting and tax fees	77	87	725	21	6	9
Accrued shareholder report expenses	13	26	32	10	27	6
Accrued trustees’ fees and expenses and deferred compensation	3	7	9	3	7	2
Accrued dividends and interest	-	129	879	-	-	-
Accrued other	13	20	22	9	19	3
Outstanding options written, at value	-	-	3,342	-	-	-
Swap contracts, at value	8	-	18,410	-	-	-
Forward foreign currency contracts depreciation	3,344	82,451	28,826	-	-	-
Total Liabilities	27,516	87,781	117,316	1,264	4,249	284
NET ASSETS	$908,600	$1,669,113	$1,628,372	$611,176	$1,907,715	$394,072
NET ASSETS CONSIST OF:
Paid-in capital (3), (4)	$842,034	$1,640,966	$1,618,927	$1,029,954	$1,559,058	$344,991
Undistributed/accumulated earnings (deficit) (4)				(418,778)	348,657	49,081
Undistributed net investment income (3)	5,044	34,741	40,673
Undistributed/accumulated net realized gain (loss) (3)	62,239	25,711	(38,633)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	(717)	(32,305)	7,405
NET ASSETS	$908,600	$1,669,113	$1,628,372	$611,176	$1,907,715	$394,072
Class I Shares:
Net Assets		$2,984	$9,324	$16,843	$1,907,715	$394,072
Shares outstanding, $.001 par value (unlimited shares authorized)		298	930	2,987	96,396	29,502
Net Asset Value Per Share		$10.02	$10.03	$5.64	$19.79	$13.36
Class P Shares:
Net Assets	$908,600	$1,666,129	$1,619,048	$594,333
Shares outstanding, $.001 par value (unlimited shares authorized)	84,410	165,680	160,871	105,046
Net Asset Value Per Share	$10.76	$10.06	$10.06	$5.66

Investments, at cost	$853,609	$964,761	$1,470,804	$853,781	$-	$-
Investments in affiliates, at cost	-	-	-	-	1,677,716	345,134
Repurchase agreements, at cost	56,558	736,192	118,429	10,956	-	-
Foreign currency held, at cost	13,902	13	3,990	10,116	-	-
Proceeds from securities sold short	-	-	30,475	-	-	-
Premiums received from outstanding options written	-	-	4,562	-	-	-

(1)	The Tactical International, Currency Strategies and Global Absolute Return Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(2)	The accrued service fees (in full dollars) for the Currency Strategies Portfolio was $163 and is not shown on the above Statements of Assets and Liabilities due to rounding.
(3)	Applicable to portfolios electing regulated investment company treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(4)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio
ASSETS
Investments in affiliates, at value	$1,405,735	$486,106	$2,624,286	$4,404,894	$15,782,826	$13,220,993
Receivables:
Fund shares sold	2,090	16	-	-	1	40
Securities sold	-	41	1,887	2,015	8,907	8,823
Due from adviser	13	11	-	-	-	-
Prepaid expenses and other assets	3	1	10	13	46	37
Total Assets	1,407,841	486,175	2,626,183	4,406,922	15,791,780	13,229,893
LIABILITIES
Payables:
Fund shares redeemed	1	38	1,786	1,846	8,303	8,356
Securities purchased	2,036	-	-	-	-	-
Accrued advisory fees	227	79	217	361	1,294	1,084
Accrued service fees (Class I only)	77	27	144	241	864	724
Accrued support service expenses	9	3	16	28	102	86
Accrued custodian, and portfolio accounting and tax fees	9	9	12	13	13	13
Accrued shareholder report expenses	20	7	49	77	274	229
Accrued trustees’ fees and expenses and deferred compensation	5	2	14	20	71	59
Accrued other	12	5	31	48	167	139
Total Liabilities	2,396	170	2,269	2,634	11,088	10,690
NET ASSETS	$1,405,445	$486,005	$2,623,914	$4,404,288	$15,780,692	$13,219,203
NET ASSETS CONSIST OF:
Paid-in capital (1)	$1,181,653	$379,896	$2,178,311	$3,547,134	$12,097,632	$9,562,697
Undistributed earnings (1)	223,792	106,109	445,603	857,154	3,683,060	3,656,506
NET ASSETS	$1,405,445	$486,005	$2,623,914	$4,404,288	$15,780,692	$13,219,203
Class I Shares:
Net Assets	$1,405,445	$486,005	$2,623,914	$4,404,288	$15,780,692	$13,219,203
Shares outstanding, $.001 par value (unlimited shares authorized)	87,275	28,089	231,321	372,114	1,291,087	1,049,330
Net Asset Value Per Share	$16.10	$17.30	$11.34	$11.84	$12.22	$12.60

Investments in affiliates, at cost	$1,188,677	$386,587	$2,409,917	$3,926,553	$13,640,334	$11,145,558

(1)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(In thousands, except per share amounts)

Portfolio Optimization Aggressive- Growth Portfolio
ASSETS
Investments in affiliates, at value	$2,852,171
Receivables:
Fund shares sold	14
Securities sold	2,415
Prepaid expenses and other assets	8
Total Assets	2,854,608
LIABILITIES
Payables:
Fund shares redeemed	2,320
Accrued advisory fees	233
Accrued service fees (Class I only)	156
Accrued support service expenses	18
Accrued custodian, and portfolio accounting and tax fees	12
Accrued shareholder report expenses	48
Accrued trustees’ fees and expenses and deferred compensation	13
Accrued other	30
Total Liabilities	2,830
NET ASSETS	$2,851,778
NET ASSETS CONSIST OF:
Paid-in capital (1)	$2,000,921
Undistributed earnings (1)	850,857
NET ASSETS	$2,851,778
Class I Shares:
Net Assets	$2,851,778
Shares outstanding, $.001 par value (unlimited shares authorized)	222,653
Net Asset Value Per Share	$12.81

Investments in affiliates, at cost	$2,363,652

(1)	Applicable to portfolios electing partnership treatment for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Inflation Strategy Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$293	$-	$-	$288	$-	$-
Interest, net of foreign taxes withheld	58,759	7,769	16,901	38,140	29,372	6,343
Other	-	-	126	-	-	-
Total Investment Income	59,052	7,769	17,027	38,428	29,372	6,343

EXPENSES
Advisory fees	5,955	1,048	2,830	2,429	2,733	1,702
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	105	28	158	390	491	20
Support services expenses	70	7	18	29	32	23
Custodian fees and expenses	90	9	19	10	41	19
Portfolio accounting and tax fees	194	86	225	96	76	52
Shareholder report expenses	36	4	9	15	17	11
Legal and audit fees	50	5	12	21	22	16
Trustees’ fees and expenses	21	2	5	9	10	6
Interest expense	10	-	-	-	323	-
Other	20	4	8	9	11	10
Total Expenses	6,551	1,193	3,284	3,008	3,756	1,859
Advisory Fee Waiver (1)	-	-	(377)	-	-	-
Net Expenses	6,551	1,193	2,907	3,008	3,756	1,859
NET INVESTMENT INCOME	52,501	6,576	14,120	35,420	25,616	4,484

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	58,869	754	674	11,015	(1,511)	(3,575)
Futures contract transactions	1,500	-	-	-	256	(1,831)
Swap transactions	(346)	-	-	-	(364)	15,099
Written option transactions	2,479	-	-	-	2,802	967
Foreign currency transactions	(47,944)	-	-	-	4,688	(6,987)
Net Realized Gain	14,558	754	674	11,015	5,871	3,673

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	98,148	(538)	(2,456)	15,527	72,137	26,510
Unfunded loan commitments	-	2	(2)	-	-	-
Futures contracts	2,273	-	-	-	1,469	(947)
Swaps	105	-	-	-	(4,502)	7,512
Written options	(66)	-	-	-	(808)	100
Foreign currencies	873	-	-	-	(12,610)	2,509
Change in Net Unrealized Appreciation (Depreciation)	101,333	(536)	(2,458)	15,527	55,686	35,684
NET GAIN (LOSS)	115,891	218	(1,784)	26,542	61,557	39,357
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,392	$6,794	$12,336	$61,962	$87,173	$43,841

Foreign taxes withheld on dividends and interest	$-	$-	$-	$-	$2	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the Inflation Managed Portfolio is net of increase in deferred foreign capital gains tax of $1.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	American Funds Growth Portfolio	American Funds Growth-Income Portfolio	Comstock Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$757	$-	$-	$1,708	$1,382	$24,528
Interest, net of foreign taxes withheld	56,212	18,945	32,982	-	-	-
Total Investment Income	56,969	18,945	32,982	1,708	1,382	24,528

EXPENSES
Advisory fees	9,049	4,455	4,221	1,279	2,649	5,773
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	1,296	354	17	271	274	230
Support services expenses	108	53	23	8	19	41
Custodian fees and expenses	152	23	70	-	-	17
Portfolio accounting and tax fees	255	121	69	9	9	86
Shareholder report expenses	55	27	14	4	8	20
Legal and audit fees	77	38	17	6	14	30
Trustees’ fees and expenses	34	16	6	2	6	12
Interest expense	26	-	-	-	-	-
Other	30	15	8	4	5	20
Total Expenses	11,082	5,102	4,445	1,583	2,984	6,229
Advisory Fee Waiver (1)	-	-	-	(768)	(1,589)	(124)
Net Expenses	11,082	5,102	4,445	815	1,395	6,105
NET INVESTMENT INCOME (LOSS)	45,887	13,843	28,537	893	(13)	18,423

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	16,753	2,175	2,328	6,905	135,159	164,006
Futures contract transactions	14,391	(742)	-	-	-	-
Swap transactions	4,594	-	(561)	-	-	-
Written option transactions	5,687	-	-	-	-	-
Foreign currency transactions	1,239	25	994	-	-	(152)
Capital gains distributions from affiliated mutual fund investments	-	-	-	17,138	22,665	-
Net Realized Gain	42,664	1,458	2,761	24,043	157,824	163,854

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	74,787	8,939	37,958	(6,404)	(121,076)	(80,574)
Short positions	2	-	-	-	-	-
Futures contracts	17,918	(424)	-	-	-	-
Swaps	(29,325)	-	880	-	-	-
Written options	1,089	-	-	-	-	-
Foreign currencies	(149)	(49)	5,509	-	-	(1,622)
Change in Net Unrealized Appreciation (Depreciation)	64,322	8,466	44,347	(6,404)	(121,076)	(82,196)
NET GAIN	106,986	9,924	47,108	17,639	36,748	81,658
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,873	$23,767	$75,645	$18,532	$36,735	$100,081

Foreign taxes withheld on dividends and interest	$-	$-	$311	$-	$-	$677

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Growth, American Funds Growth-Income and Comstock Portfolios (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment security transactions for the Emerging Markets Debt Portfolio is net of foreign capital gains tax withheld of $1.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Debt Portfolio is net of increase in deferred foreign capital gains tax of $30.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,675	$12,022	$388	$4,288	$4,186	$45,283
Interest, net of foreign taxes withheld	-	-	1	5	-	5
Total Investment Income	8,675	12,022	389	4,293	4,186	45,288

EXPENSES
Advisory fees	2,902	294	448	2,739	4,146	6,890
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	263	1,131	121	480	168	383
Support services expenses	21	29	3	24	29	57
Custodian fees and expenses	8	19	2	11	13	19
Portfolio accounting and tax fees	39	73	7	45	56	106
Shareholder report expenses	11	14	1	12	14	28
Legal and audit fees	15	26	2	17	21	41
Trustees’ fees and expenses	6	9	1	7	9	17
Interest expense	-	8	-	-	5	-
Other	10	14	1	12	13	24
Total Expenses	3,275	1,617	586	3,347	4,474	7,565
Advisory Fee Waiver (1)	-	-	-	-	(263)	-
Net Expenses	3,275	1,617	586	3,347	4,211	7,565
NET INVESTMENT INCOME (LOSS)	5,400	10,405	(197)	946	(25)	37,723

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	29,776	7,343	16,117	36,563	118,166	238,563
Futures contract transactions	-	1,510	-	-	-	-
Foreign currency transactions	1	-	(1)	(1)	(728)	(6)
Net Realized Gain	29,777	8,853	16,116	36,562	117,438	238,557

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	11,779	62,717	(15,026)	(9,365)	(110,684)	(126,721)
Futures contracts	-	(774)	-	-	-	-
Foreign currencies	-	-	-	-	(384)	3
Change in Net Unrealized Appreciation (Depreciation)	11,779	61,943	(15,026)	(9,365)	(111,068)	(126,718)
NET GAIN	41,556	70,796	1,090	27,197	6,370	111,839
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,956	$81,201	$893	$28,143	$6,345	$149,562

Foreign taxes withheld on dividends and interest	$40	$1	$3	$32	$11	$594

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$16,882	$12,099	$5,844	$3,412	$11,037	$6,882
Securities lending	27	-	-	-	-	-
Total Investment Income	16,909	12,099	5,844	3,412	11,037	6,882

EXPENSES
Advisory fees	6,955	3,400	3,722	2,907	4,689	3,185
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	46	611	338	240	105	62
Support services expenses	34	36	28	20	32	23
Custodian fees and expenses	42	14	10	10	11	21
Portfolio accounting and tax fees	81	64	49	39	56	65
Shareholder report expenses	17	19	14	10	17	10
Legal and audit fees	24	26	20	14	23	17
Trustees’ fees and expenses	10	11	9	6	9	7
Interest expense	2,306	-	-	-	3	1
Dividend expenses	5,235	-	-	-	-	-
Other	16	18	12	12	17	11
Total Expenses	14,766	4,199	4,202	3,258	4,962	3,402
Advisory Fee Waiver (1)	(348)	-	-	(208)	-	(425)
Net Expenses	14,418	4,199	4,202	3,050	4,962	2,977
NET INVESTMENT INCOME	2,491	7,900	1,642	362	6,075	3,905

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	192,241	140,736	122,697	32,909	84,726	154,804
Closed short positions	(49,586)	-	-	-	-	-
Futures contract transactions	1,337	-	-	-	-	1,005
Written option transactions	-	-	-	(1,368)	-	-
Foreign currency transactions	-	10	-	(1)	(1)	(11)
Net Realized Gain	143,992	140,746	122,697	31,540	84,725	155,798

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(75,560)	(55,383)	(61,555)	3,207	40,544	(138,305)
Short positions	28,907	-	-	-	-	-
Futures contracts	(12)	-	-	-	-	(32)
Written options	-	-	-	141	-	-
Foreign currencies	-	(6)	-	(2)	-	-
Change in Net Unrealized Appreciation (Depreciation)	(46,665)	(55,389)	(61,555)	3,346	40,544	(138,337)
NET GAIN	97,327	85,357	61,142	34,886	125,269	17,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,818	$93,257	$62,784	$35,248	$131,344	$21,366

Foreign taxes withheld on dividends	$15	$119	$6	$-	$-	$7

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Long/Short Large-Cap, Mid-Cap Growth and Small-Cap Equity Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Tactical Strategy Portfolio	Value Advantage Portfolio	Health Sciences Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,411	$4,995	$7,520	$-	$13,114	$1,166
Interest, net of foreign taxes withheld	-	-	-	5,036	-	-
Total Investment Income	1,411	4,995	7,520	5,036	13,114	1,166

EXPENSES
Advisory fees	1,732	1,080	2,216	5,266	2,784	1,261
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	153	474	209	-	7	280
Support services expenses	13	18	13	46	19	7
Custodian fees and expenses	5	24	6	40	7	3
Portfolio accounting and tax fees	25	45	24	113	33	13
Shareholder report expenses	7	9	8	26	11	4
Legal and audit fees	10	13	9	32	14	5
Trustees’ fees and expenses	4	6	4	13	5	2
Offering expenses	-	-	-	37	1	-
Other	8	9	6	7	8	1
Total Expenses	1,957	1,678	2,495	5,580	2,889	1,576
Net Expenses	1,957	1,678	2,495	5,580	2,889	1,576
NET INVESTMENT INCOME (LOSS)	(546)	3,317	5,025	(544)	10,225	(410)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	88,405	67,483	87,755	(296)	22,488	67,917
Futures contract transactions	-	417	276	174,686	-	-
Foreign currency transactions	-	-	(5)	(351)	-	(5)
Net Realized Gain	88,405	67,900	88,026	174,039	22,488	67,912

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(84,066)	(53,781)	(46,542)	1,956	35,442	(49,043)
Futures contracts	-	(70)	-	(41,722)	-	-
Swaps	-	-	-	(2)	-	-
Foreign currencies	-	-	-	(1,276)	-	52
Change in Net Unrealized Appreciation (Depreciation)	(84,066)	(53,851)	(46,542)	(41,044)	35,442	(48,991)
NET GAIN	4,339	14,049	41,484	132,995	57,930	18,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,793	$17,366	$46,509	$132,451	$68,155	$18,511

Foreign taxes withheld on dividends and interest	$1	$3	$44	$-	$8	$83

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Real Estate Portfolio	Technology Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,559	$316	$17,691	$25,904	$22,375	$43,403
Interest, net of foreign taxes withheld	-	-	-	3	-	7
Total Investment Income	13,559	316	17,691	25,907	22,375	43,410

EXPENSES
Advisory fees	4,805	393	7,205	6,271	5,799	3,798
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	316	87	425	521	60	340
Support services expenses	27	2	40	39	33	29
Custodian fees and expenses	8	2	165	65	52	50
Portfolio accounting and tax fees	45	7	150	142	109	86
Shareholder report expenses	14	1	22	20	17	14
Legal and audit fees	19	1	29	27	24	20
Trustees’ fees and expenses	8	1	12	12	10	9
Interest expense	-	-	-	7	1	2
Other	13	1	19	19	16	14
Total Expenses	5,255	495	8,067	7,123	6,121	4,362
Advisory Fee Waiver (1)	-	-	-	-	(138)	-
Net Expenses	5,255	495	8,067	7,123	5,983	4,362
NET INVESTMENT INCOME (LOSS)	8,304	(179)	9,624	18,784	16,392	39,048

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	53,122	16,172	57,034	34,068	99,980	72,052
Futures contract transactions	-	-	79	-	90	26
Foreign currency transactions	-	(23)	(5)	66	(123)	(1,317)
Net Realized Gain	53,122	16,149	57,108	34,134	99,947	70,761

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	127,070	(6,482)	53,010	(10,131)	(36,557)	(101,624)
Foreign currencies	-	19	(117)	16	18	4,746
Change in Net Unrealized Appreciation (Depreciation)	127,070	(6,463)	52,893	(10,115)	(36,539)	(96,878)
NET GAIN (LOSS)	180,192	9,686	110,001	24,019	63,408	(26,117)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$188,496	$9,507	$119,625	$42,803	$79,800	$12,931

Foreign taxes withheld on dividends and interest	$8	$2	$1,605	$2,572	$1,998	$2,538

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the International Small-Cap Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $119.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of increase in deferred foreign capital gains tax of $1,201.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Tactical International Portfolio	Currency Strategies Portfolio	Global Absolute Return Portfolio	Precious Metals Portfolio	American Funds Asset Allocation Portfolio	Pacific Dynamix – Conservative Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$232	$2,256	$-	$-
Dividends from affiliated mutual fund investments (1)	-	-	-	-	5,380	-
Interest, net of foreign taxes withheld	2,231	727	50,790	1	-	-
Total Investment Income	2,231	727	51,022	2,257	5,380	-

EXPENSES
Advisory fees	2,464	4,844	7,267	1,952	6,290	364
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	-	3	8	13	1,706	364
Support services expenses	20	33	45	13	38	8
Custodian fees and expenses	30	43	1,015	11	-	-
Portfolio accounting and tax fees	74	97	119	25	8	14
Shareholder report expenses	11	19	22	7	22	5
Legal and audit fees	14	23	32	9	27	6
Trustees’ fees and expenses	6	8	13	4	10	2
Interest expense	-	2	269	-	-	-
Offering expenses	37	-	-	-	-	-
Other	5	11	17	6	5	-
Total Expenses	2,661	5,083	8,807	2,040	8,106	763
Advisory Fee Waiver (2)	-	-	-	-	(3,838)	-
Adviser Reimbursement (3)	-	-	-	-	-	(77)
Net Expenses	2,661	5,083	8,807	2,040	4,268	686
NET INVESTMENT INCOME (LOSS)	(430)	(4,356)	42,215	217	1,112	(686)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(560)	8,366	(28,440)	(43,394)	-	-
Investment securities from affiliated mutual fund investments	-	-	-	-	4,818	2,401
Closed short positions	-	-	20,670	-	-	-
Futures contract transactions	64,245	-	(16,060)	-	-	-
Swap transactions	-	-	(227)	-	-	-
Written option transactions	-	-	2,197	-	-	-
Foreign currency transactions	2,107	15,371	(12,182)	102	-	-
Capital gains distributions from affiliated mutual fund investments (1)	-	-	-	-	89,535	-
Net Realized Gain (Loss)	65,792	23,737	(34,042)	(43,292)	94,353	2,401

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	1,159	(5,839)	41,886	178,751	-	-
Investment securities from affiliated mutual fund investments	-	-	-	-	(25,069)	15,302
Short positions	-	-	120	-	-	-
Futures contracts	(45,345)	-	(11,466)	-	-	-
Swaps	(1)	-	(13,626)	-	-	-
Written options	-	-	1,491	-	-	-
Foreign currencies	10,936	(42,058)	3,986	69	-	-
Change in Net Unrealized Appreciation (Depreciation)	(33,251)	(47,897)	22,391	178,820	(25,069)	15,302
NET GAIN (LOSS)	32,541	(24,160)	(11,651)	135,528	69,284	17,703
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,111	($28,516)	$30,564	$135,745	$70,396	$17,017

Foreign taxes withheld on dividends and interest	$-	$-	$539	$298	$-	$-

(1)	No dividends and capital gains distributions were received by the Pacific Dynamix-Conservative Growth Portfolio from its underlying portfolio for the period ended June 30, 2014 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Asset Allocation Portfolio (see Note 6 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix – Conservative Growth Portfolio (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio
INVESTMENT INCOME
Total Investment Income (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Advisory fees	1,248	442	1,339	2,187	7,776	6,508
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	1,248	442	2,678	4,375	15,553	13,016
Support services expenses	28	10	65	104	369	309
Portfolio accounting and tax fees	14	14	18	20	20	19
Shareholder report expenses	16	6	32	53	193	162
Legal and audit fees	20	7	46	75	265	222
Trustees’ fees and expenses	8	3	18	29	103	86
Other	3	1	13	21	71	60
Total Expenses	2,585	925	4,209	6,864	24,350	20,382
Adviser Reimbursement (2)	(274)	(118)	-	-	-	-
Net Expenses	2,311	807	4,209	6,864	24,350	20,382
NET INVESTMENT LOSS	(2,311)	(807)	(4,209)	(6,864)	(24,350)	(20,382)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	3,625	3,103	29,355	62,957	323,662	338,637
Net Realized Gain	3,625	3,103	29,355	62,957	323,662	338,637

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	64,414	22,344	79,392	133,761	453,282	349,976
Change in Net Unrealized Appreciation	64,414	22,344	79,392	133,761	453,282	349,976
NET GAIN	68,039	25,447	108,747	196,718	776,944	688,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,728	$24,640	$104,538	$189,854	$752,594	$668,231

(1)	No dividends and capital gains distributions were received by any of the portfolios above from their underlying portfolios for the period ended June 30, 2014 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

Portfolio Optimization Aggressive- Growth Portfolio
INVESTMENT INCOME
Total Investment Income (1)	$-

EXPENSES
Advisory fees	1,397
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	2,795
Support services expenses	66
Portfolio accounting and tax fees	18
Shareholder report expenses	34
Legal and audit fees	48
Trustees’ fees and expenses	18
Other	13
Total Expenses	4,389
Net Expenses	4,389
NET INVESTMENT LOSS	(4,389)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	86,108
Net Realized Gain	86,108
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	76,251
Change in Net Unrealized Appreciation	76,251
NET GAIN	162,359
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$157,970

(1)	No dividends and capital gains distributions were received by the portfolio above from its underlying portfolios for the period ended June 30, 2014 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Diversified Bond Portfolio		Floating Rate Income Portfolio (2)		Floating Rate Loan Portfolio
OPERATIONS
Net investment income	$52,501	$96,620	$6,576	$6,768	$14,120	$37,503
Net realized gain (loss)	14,558	3,487	754	(2,323)	674	11,198
Change in net unrealized appreciation (depreciation)	101,333	(130,238)	(536)	1,973	(2,458)	(8,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	168,392	(30,131)	6,794	6,418	12,336	40,100
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	27,142	24,401	18,802	19,852	20,180	90,193
Class P	70,343	20,994	96,829	305,496	117,836	2,006
Cost of shares repurchased
Class I	(17,302)	(39,895)	(4,295)	(1,967)	(23,466)	(24,485)
Class P	(110,334)	(298,292)	(9,122)	(43,708)	(87,058)	(331,003)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,151)	(292,792)	102,214	279,673	27,492	(263,289)
NET INCREASE (DECREASE) IN NET ASSETS	138,241	(322,923)	109,008	286,091	39,828	(223,189)
NET ASSETS
Beginning of Year or Period	2,930,869	3,253,792	286,091	-	746,001	969,190
End of Year or Period	$3,069,110	$2,930,869	$395,099	$286,091	$785,829	$746,001
Undistributed Net Investment Income	$147,934	$95,433	$13,343	$6,767	$51,590	$37,470

	High Yield Bond Portfolio		Inflation Managed Portfolio		Inflation Strategy Portfolio
OPERATIONS
Net investment income	$35,420	$77,008	$25,616	$17,266	$4,484	$1,977
Net realized gain (loss)	11,015	38,500	5,871	(6,768)	3,673	(52,525)
Change in net unrealized appreciation (depreciation)	15,527	(25,976)	55,686	(146,474)	35,684	(51,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,962	89,532	87,173	(135,976)	43,841	(102,239)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	46,875	114,752	9,507	28,165	3,208	10,133
Class P	1,205	2,663	179,179	40,756	1,564	23,023
Cost of shares repurchased
Class I	(49,979)	(153,955)	(54,364)	(181,497)	(3,334)	(13,505)
Class P	(79,639)	(116,931)	(92,956)	(23,009)	(100,505)	(70,237)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(81,538)	(153,471)	41,366	(135,585)	(99,067)	(50,586)
NET INCREASE (DECREASE) IN NET ASSETS	(19,576)	(63,939)	128,539	(271,561)	(55,226)	(152,825)
NET ASSETS
Beginning of Year or Period	1,235,182	1,299,121	1,333,867	1,605,428	966,288	1,119,113
End of Year or Period	$1,215,606	$1,235,182	$1,462,406	$1,333,867	$911,062	$966,288
Undistributed/Accumulated Net Investment Income (Loss)	$112,958	$77,538	$14,075	($11,541)	$4,660	$176

(1)	Unaudited.
(2)	Operations commenced on April 30, 2013.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
OPERATIONS
Net investment income	$45,887	$126,463	$13,843	$27,298	$28,537	$48,844
Net realized gain (loss)	42,664	(38,576)	1,458	3,360	2,761	(35,476)
Change in net unrealized appreciation (depreciation)	64,322	(190,051)	8,466	(17,530)	44,347	(79,017)
Net Increase (Decrease) in Net Assets Resulting from Operations	152,873	(102,164)	23,767	13,128	75,645	(65,649)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	28,123	81,481	51,847	123,765	3,933	15,025
Class P	32,795	16,754	11,151	11,336	334,896	88,681
Cost of shares repurchased
Class I	(93,319)	(250,642)	(18,606)	(66,750)	(3,133)	(5,653)
Class P	(94,419)	(314,391)	(62,045)	(287,858)	(37,486)	(51,547)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(126,820)	(466,798)	(17,653)	(219,507)	298,210	46,506
NET INCREASE (DECREASE) IN NET ASSETS	26,053	(568,962)	6,114	(206,379)	373,855	(19,143)
NET ASSETS
Beginning of Year or Period	4,573,736	5,142,698	2,249,027	2,455,406	971,256	990,399
End of Year or Period	$4,599,789	$4,573,736	$2,255,141	$2,249,027	$1,345,111	$971,256
Undistributed Net Investment Income	$108,396	$62,509	$40,442	$26,599	$71,761	$43,224

	American Funds Growth Portfolio		American Funds Growth-Income Portfolio		Comstock Portfolio
OPERATIONS
Net investment income (loss)	$893	$1,840	($13)	$8,268	$18,423	$28,359
Net realized gain	24,043	14,702	157,824	21,578	163,854	308,852
Change in net unrealized appreciation (depreciation)	(6,404)	61,273	(121,076)	183,334	(82,196)	277,676
Net Increase in Net Assets Resulting from Operations	18,532	77,815	36,735	213,180	100,081	614,887
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	21,542	31,476	19,574	30,359	23,048	66,572
Class P	-	-	-	-	636	498
Cost of shares repurchased
Class I	(14,899)	(32,492)	(19,399)	(28,102)	(23,795)	(26,285)
Class P	-	(2,846)	(382,633)	(31,952)	(379,336)	(858,566)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,643	(3,862)	(382,458)	(29,695)	(379,447)	(817,781)
NET INCREASE (DECREASE) IN NET ASSETS	25,175	73,953	(345,723)	183,485	(279,366)	(202,894)
NET ASSETS
Beginning of Year or Period	340,335	266,382	830,383	646,898	1,815,401	2,018,295
End of Year or Period	$365,510	$340,335	$484,660	$830,383	$1,536,035	$1,815,401
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$5,400	$11,808	$10,405	$37,054	($197)	($323)
Net realized gain	29,777	77,382	8,853	643,465	16,116	23,646
Change in net unrealized appreciation (depreciation)	11,779	147,869	61,943	(144,296)	(15,026)	9,999
Net Increase in Net Assets Resulting from Operations	46,956	237,059	81,201	536,223	893	33,322
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	16,335	48,148	60,034	124,574	8,155	16,483
Class P	2,483	14,461	140	4,827	-	-
Cost of shares repurchased
Class I	(11,213)	(25,109)	(61,197)	(122,473)	(15,751)	(37,916)
Class P	(41,971)	(198,387)	(13,717)	(1,353,357)	-	-
Net Decrease in Net Assets from Capital Share Transactions	(34,366)	(160,887)	(14,740)	(1,346,429)	(7,596)	(21,433)
NET INCREASE (DECREASE) IN NET ASSETS	12,590	76,172	66,461	(810,206)	(6,703)	11,889
NET ASSETS
Beginning of Year or Period	893,034	816,862	1,177,799	1,988,005	125,813	113,924
End of Year or Period	$905,624	$893,034	$1,244,260	$1,177,799	$119,110	$125,813
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$946	$2,541	($25)	$5,057	$37,723	$48,677
Net realized gain	36,562	127,597	117,438	360,220	238,557	456,744
Change in net unrealized appreciation (depreciation)	(9,365)	122,654	(111,068)	57,204	(126,718)	283,040
Net Increase in Net Assets Resulting from Operations	28,143	252,792	6,345	422,481	149,562	788,461
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,799	10,666	16,662	26,666	22,203	41,608
Class P	4,261	416,829	1,298	31,692	5,380	752
Cost of shares repurchased
Class I	(36,760)	(66,790)	(21,877)	(44,697)	(32,308)	(55,722)
Class P	(17,727)	(98,211)	(121,430)	(439,863)	(392,040)	(1,113,450)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(42,427)	262,494	(125,347)	(426,202)	(396,765)	(1,126,812)
NET INCREASE (DECREASE) IN NET ASSETS	(14,284)	515,286	(119,002)	(3,721)	(247,203)	(338,351)
NET ASSETS
Beginning of Year or Period	1,028,134	512,848	1,278,996	1,282,717	2,499,720	2,838,071
End of Year or Period	$1,013,850	$1,028,134	$1,159,994	$1,278,996	$2,252,517	$2,499,720
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Long/Short Large-Cap Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio
OPERATIONS
Net investment income	$2,491	$8,985	$7,900	$16,632	$1,642	$8,439
Net realized gain	143,992	283,133	140,746	260,081	122,697	172,979
Change in net unrealized appreciation (depreciation)	(46,665)	173,746	(55,389)	148,763	(61,555)	172,131
Net Increase in Net Assets Resulting from Operations	99,818	465,864	93,257	425,476	62,784	353,549
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	5,905	14,235	7,764	7,315	13,718	21,882
Class P	-	6,491	16,304	16,071	603	13,597
Cost of shares repurchased
Class I	(4,295)	(11,948)	(42,749)	(76,996)	(28,411)	(70,384)
Class P	(191,024)	(417,581)	(85,022)	(259,642)	(107,601)	(186,015)
Net Decrease in Net Assets from Capital Share Transactions	(189,414)	(408,803)	(103,703)	(313,252)	(121,691)	(220,920)
NET INCREASE (DECREASE) IN NET ASSETS	(89,596)	57,061	(10,446)	112,224	(58,907)	132,629
NET ASSETS
Beginning of Year or Period	1,470,840	1,413,779	1,555,150	1,442,926	1,203,812	1,071,183
End of Year or Period	$1,381,244	$1,470,840	$1,544,704	$1,555,150	$1,144,905	$1,203,812
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$362	($378)	$6,075	$11,835	$3,905	$11,500
Net realized gain	31,540	234,042	84,725	205,234	155,798	109,034
Change in net unrealized appreciation (depreciation)	3,346	(7,971)	40,544	189,141	(138,337)	192,934
Net Increase in Net Assets Resulting from Operations	35,248	225,693	131,344	406,210	21,366	313,468
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	13,849	35,860	19,666	66,659	5,974	27,067
Class P	48,149	2,574	61,430	7,897	557	12,628
Cost of shares repurchased
Class I	(19,772)	(40,153)	(16,245)	(33,033)	(7,765)	(19,827)
Class P	(46,960)	(91,973)	(126,891)	(438,414)	(433,824)	(297,435)
Net Decrease in Net Assets from Capital Share Transactions	(4,734)	(93,692)	(62,040)	(396,891)	(435,058)	(277,567)
NET INCREASE (DECREASE) IN NET ASSETS	30,514	132,001	69,304	9,319	(413,692)	35,901
NET ASSETS
Beginning of Year or Period	847,742	715,741	1,380,972	1,371,653	1,037,996	1,002,095
End of Year or Period	$878,256	$847,742	$1,450,276	$1,380,972	$624,304	$1,037,996
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	($546)	($1,078)	$3,317	$8,048	$5,025	$8,305
Net realized gain	88,405	94,234	67,900	62,093	88,026	68,811
Change in net unrealized appreciation (depreciation)	(84,066)	66,513	(53,851)	185,576	(46,542)	71,194
Net Increase in Net Assets Resulting from Operations	3,793	159,669	17,366	255,717	46,509	148,310
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,877	32,348	18,350	54,181	11,048	38,526
Class P	136,275	1,618	166	1,130	249,484	1,301
Cost of shares repurchased
Class I	(24,120)	(17,598)	(51,449)	(67,877)	(18,319)	(36,448)
Class P	(38,419)	(97,374)	(105,709)	(185,225)	(52,478)	(103,793)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	94,613	(81,006)	(138,642)	(197,791)	189,735	(100,414)
NET INCREASE (DECREASE) IN NET ASSETS	98,406	78,663	(121,276)	57,926	236,244	47,896
NET ASSETS
Beginning of Year or Period	576,145	497,482	804,011	746,085	539,551	491,655
End of Year or Period	$674,551	$576,145	$682,735	$804,011	$775,795	$539,551
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Tactical Strategy Portfolio (2)		Value Advantage Portfolio (3)		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	($544)	($452)	$10,225	$7,964	($410)	($1,112)
Net realized gain (loss)	174,039	(23,278)	22,488	15,348	67,912	29,666
Change in net unrealized appreciation (depreciation)	(41,044)	71,254	35,442	92,461	(48,991)	64,443
Net Increase in Net Assets Resulting from Operations	132,451	47,524	68,155	115,773	18,511	92,997
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I			9,711	3,715	27,079	51,348
Class P	-	2,034,062	5,805	749,601	-	-
Cost of shares repurchased
Class I			(1,581)	(255)	(32,672)	(33,207)
Class P	(199,756)	(3,488)	(44,699)	(26,173)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(199,756)	2,030,574	(30,764)	726,888	(5,593)	18,141
NET INCREASE (DECREASE) IN NET ASSETS	(67,305)	2,078,098	37,391	842,661	12,918	111,138
NET ASSETS
Beginning of Year or Period	2,078,098	-	842,661	-	268,004	156,866
End of Year or Period	$2,010,793	$2,078,098	$880,052	$842,661	$280,922	$268,004
Accumulated Net Investment Loss	($649)	($105)	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	Operations commenced on December 6, 2013.
(3)	Operations commenced on April 30, 2013.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Real Estate Portfolio		Technology Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$8,304	$21,139	($179)	($293)	$9,624	$12,599
Net realized gain	53,122	49,254	16,149	6,929	57,108	119,487
Change in net unrealized appreciation (depreciation)	127,070	(46,926)	(6,463)	8,809	52,893	11,352
Net Increase in Net Assets Resulting from Operations	188,496	23,467	9,507	15,445	119,625	143,438
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	44,567	41,794	12,102	15,002	22,091	60,437
Class P	349	2,068	-	-	174,417	166,307
Cost of shares repurchased
Class I	(28,708)	(48,524)	(11,549)	(15,603)	(49,295)	(90,064)
Class P	(76,169)	(56,089)	-	-	(8,639)	(36,351)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(59,961)	(60,751)	553	(601)	138,574	100,329
NET INCREASE (DECREASE) IN NET ASSETS	128,535	(37,284)	10,060	14,844	258,199	243,767
NET ASSETS
Beginning of Year or Period	1,078,179	1,115,463	83,002	68,158	1,799,651	1,555,884
End of Year or Period	$1,206,714	$1,078,179	$93,062	$83,002	$2,057,850	$1,799,651
Undistributed Net Investment Income	N/A	N/A	N/A	N/A	$11,787	$2,163

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
OPERATIONS
Net investment income	$18,784	$29,961	$16,392	$22,933	$39,048	$35,123
Net realized gain	34,134	200,088	99,947	71,194	70,761	187,955
Change in net unrealized appreciation (depreciation)	(10,115)	109,596	(36,539)	232,020	(96,878)	80,538
Net Increase in Net Assets Resulting from Operations	42,803	339,645	79,800	326,147	12,931	303,616
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	38,451	80,680	11,851	18,590	7,655	18,923
Class P	1,549	12,568	32	7,950	1,479	8,692
Cost of shares repurchased
Class I	(27,905)	(70,560)	(9,489)	(17,791)	(21,374)	(46,433)
Class P	(65,120)	(679,894)	(161,698)	(122,626)	(170,215)	(550,065)
Net Decrease in Net Assets from Capital Share Transactions	(53,025)	(657,206)	(159,304)	(113,877)	(182,455)	(568,883)
NET INCREASE (DECREASE) IN NET ASSETS	(10,222)	(317,561)	(79,504)	212,270	(169,524)	(265,267)
NET ASSETS
Beginning of Year or Period	1,684,834	2,002,395	1,428,777	1,216,507	1,273,643	1,538,910
End of Year or Period	$1,674,612	$1,684,834	$1,349,273	$1,428,777	$1,104,119	$1,273,643
Undistributed Net Investment Income	$49,703	$30,919	$37,486	$21,094	$71,975	$32,927

(1)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Tactical International Portfolio (2)		Currency Strategies Portfolio		Global Absolute Return Portfolio
OPERATIONS
Net investment income (loss)	($430)	($229)	($4,356)	($7,414)	$42,215	$71,589
Net realized gain (loss)	65,792	2,149	23,737	58,502	(34,042)	(64,583)
Change in net unrealized appreciation (depreciation)	(33,251)	32,534	(47,897)	5,893	22,391	(25,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,111	34,454	(28,516)	56,981	30,564	(18,299)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I			1,586	4,008	2,541	10,310
Class P	-	891,174	279,401	15,522	2,519	5,623
Cost of shares repurchased
Class I			(1,169)	(1,557)	(595)	(3,819)
Class P	(47,439)	(1,700)	(13,486)	(102,018)	(350,387)	(80,829)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,439)	889,474	266,332	(84,045)	(345,922)	(68,715)
NET INCREASE (DECREASE) IN NET ASSETS	(15,328)	923,928	237,816	(27,064)	(315,358)	(87,014)
NET ASSETS
Beginning of Year or Period	923,928	-	1,431,297	1,458,361	1,943,730	2,030,744
End of Year or Period	$908,600	$923,928	$1,669,113	$1,431,297	$1,628,372	$1,943,730
Undistributed/Accumulated Net Investment Income (Loss)	$5,044	$5,474	$34,741	$39,097	$40,673	($1,542)

	Precious Metals Portfolio		American Funds Asset Allocation Portfolio		Pacific Dynamix – Conservative Growth Portfolio
OPERATIONS
Net investment income (loss)	$217	$3,059	$1,112	$16,036	($686)	($1,137)
Net realized gain (loss)	(43,292)	(112,017)	94,353	319	2,401	2,546
Change in net unrealized appreciation (depreciation)	178,820	(314,086)	(25,069)	193,674	15,302	25,467
Net Increase (Decrease) in Net Assets Resulting from Operations	135,745	(423,044)	70,396	210,029	17,017	26,876
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	13,998	12,303	297,832	778,963	42,539	98,714
Class P	7,833	111,641
Cost of shares repurchased
Class I	(7,234)	(4,137)	(15,820)	(4,777)	(8,263)	(31,727)
Class P	(24,559)	(34,192)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,962)	85,615	282,012	774,186	34,276	66,987
NET INCREASE (DECREASE) IN NET ASSETS	125,783	(337,429)	352,408	984,215	51,293	93,863
NET ASSETS
Beginning of Year or Period	485,393	822,822	1,555,307	571,092	342,779	248,916
End of Year or Period	$611,176	$485,393	$1,907,715	$1,555,307	$394,072	$342,779
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	Operations commenced on December 6, 2013.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Pacific Dynamix – Moderate Growth Portfolio		Pacific Dynamix – Growth Portfolio		Portfolio Optimization Conservative Portfolio
OPERATIONS
Net investment loss	($2,311)	($3,284)	($807)	($1,203)	($4,209)	($9,240)
Net realized gain	3,625	4,156	3,103	2,882	29,355	94,448
Change in net unrealized appreciation	64,414	123,045	22,344	61,517	79,392	14,312
Net Increase in Net Assets Resulting from Operations	65,728	123,917	24,640	63,196	104,538	99,520
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	191,615	416,843	53,575	109,459	31,539	142,301
Cost of shares repurchased - Class I	(3,417)	(33,849)	(10,878)	(18,118)	(350,837)	(1,176,442)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	188,198	382,994	42,697	91,341	(319,298)	(1,034,141)
NET INCREASE (DECREASE) IN NET ASSETS	253,926	506,911	67,337	154,537	(214,760)	(934,621)
NET ASSETS
Beginning of Year or Period	1,151,519	644,608	418,668	264,131	2,838,674	3,773,295
End of Year or Period	$1,405,445	$1,151,519	$486,005	$418,668	$2,623,914	$2,838,674
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio
OPERATIONS
Net investment loss	($6,864)	($12,989)	($24,350)	($43,667)	($20,382)	($36,401)
Net realized gain	62,957	175,960	323,662	506,753	338,637	574,641
Change in net unrealized appreciation	133,761	199,252	453,282	1,398,565	349,976	1,550,203
Net Increase in Net Assets Resulting from Operations	189,854	362,223	752,594	1,861,651	668,231	2,088,443
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	20,611	146,877	23,821	242,811	17,631	72,005
Cost of shares repurchased - Class I	(312,144)	(704,639)	(879,171)	(1,293,425)	(834,013)	(1,398,401)
Net Decrease in Net Assets from Capital Share Transactions	(291,533)	(557,762)	(855,350)	(1,050,614)	(816,382)	(1,326,396)
NET INCREASE (DECREASE) IN NET ASSETS	(101,679)	(195,539)	(102,756)	811,037	(148,151)	762,047
NET ASSETS
Beginning of Year or Period	4,505,967	4,701,506	15,883,448	15,072,411	13,367,354	12,605,307
End of Year or Period	$4,404,288	$4,505,967	$15,780,692	$15,883,448	$13,219,203	$13,367,354
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	Portfolio Optimization Aggressive-Growth Portfolio
OPERATIONS
Net investment loss	($4,389)	($7,765)
Net realized gain	86,108	143,234
Change in net unrealized appreciation	76,251	386,549
Net Increase in Net Assets Resulting from Operations	157,970	522,018
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	9,871	42,315
Cost of shares repurchased - Class I	(192,593)	(322,415)
Net Decrease in Net Assets from Capital Share Transactions	(182,722)	(280,100)
NET INCREASE (DECREASE) IN NET ASSETS	(24,752)	241,918
NET ASSETS
Beginning of Year or Period	2,876,530	2,634,612
End of Year or Period	$2,851,778	$2,876,530
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A

(1)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

(In thousands)

	Inflation Managed Portfolio	Long/Short Large-Cap Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$87,173	$99,818
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(750,910)	(829,062)
Proceeds from disposition of long-term securities	569,728	1,052,466
Purchases to cover securities sold short	-	(356,521)
Proceeds from securities sold short	-	326,464
Proceeds (purchases) of short-term securities, net	343,645	(7,967)
Proceeds (purchases) of foreign currency transactions	4,766	-
(Increase) decrease in cash collateral received for securities on loan (2)	-	24,913
(Increase) decrease in dividends and interest receivable	(2,131)	917
(Increase) decrease in receivable for securities sold	(141,284)	(482)
(Increase) decrease in receivable for swap agreements	(318)	-
(Increase) decrease in swap premiums	549	-
(Increase) decrease in prepaid expenses and other assets	(1)	(6)
(Increase) decrease in variation margin	1,112	41
Increase (decrease) in payable upon return of securities loaned	-	(24,913)
Increase (decrease) in payable for securities purchased	520	(701)
Increase (decrease) in payable due to custodian	(7)	-
Increase (decrease) in payable due to brokers	1,278	-
Increase (decrease) in accrued advisory fees	20	(116)
Increase (decrease) in accrued service fees	16	2
Increase (decrease) in accrued support service expenses	(6)	(8)
Increase (decrease) in accrued custodian, and portfolio accounting and tax fees	41	38
Increase (decrease) in accrued shareholder report expenses	(5)	(6)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	2	1
Increase (decrease) in accrued dividends and interest payable (3)	-	(74)
Increase (decrease) in accrued foreign capital gains tax	1	-
Increase (decrease) in accrued other payables	(3)	(1)
Change in net unrealized (appreciation) depreciation on investments securities	(72,137)	46,653
Change in net unrealized (appreciation) depreciation on written options	808	-
Change in net unrealized (appreciation) depreciation on foreign currencies	12,610	-
Change in net unrealized (appreciation) depreciation on swaps (4)	(2,824)	-
Net realized (gain) loss on investment securities	1,511	(142,655)
Net realized (gain) loss on written options	(2,802)	-
Net realized (gain) loss on foreign currency	(4,688)	-
Net amortization on investments	2,070	-
Net cash provided by operating activities	48,734	188,801

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	188,886	5,895
Payments on shares redeemed	(145,936)	(194,121)
Increase (decrease) in payable for sale-buyback financing transactions	(93,249)	-
Net cash used in financing activities	(50,299)	(188,226)

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	(1,565)	575

CASH AND FOREIGN CURRENCY:
Beginning of Period	3,517	342
End of Period	$1,952	$917

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statements of Cash Flows. The cash amounts shown in the Statements of Cash Flows are the amounts included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Inflation Managed and Long/Short Large-Cap Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (see Note 8 in Notes to Financial Statements).
(3)	Interest paid by the Inflation Managed and Long/Short Large-Cap Portfolios were $323 and $2,306, respectively.
(4)	Excludes centrally cleared swaps included in variation margin.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Diversified Bond
Class I
2014 (6)	$8.10	$0.14	$0.32		$0.46	$-	$-	$-	$8.56	0.63%	0.63%	3.34%	5.68%		$112,071	126%
2013	8.20	0.24	(0.34)		(0.10)	-	-	-	8.10	0.63%	0.63%	2.91%	(1.15%)		96,448	253%
2012	7.86	0.24	0.41		0.65	(0.24)	(0.07)	(0.31)	8.20	0.64%	0.64%	2.89%	8.37%		113,422	366%
2011	10.01	0.34	0.25		0.59	(2.74)	-	(2.74)	7.86	0.66%	0.66%	3.36%	5.94%		106,167	701%
2010	9.54	0.35	0.41	(7)	0.76	(0.29)	-	(0.29)	10.01	0.63%	0.63%	3.48%	8.04	%(7)	2,956,901	890%
2009	8.63	0.35	0.89		1.24	(0.33)	-	(0.33)	9.54	0.64%	0.64%	3.79%	14.13%		2,080,046	516%
Class P
2014 (6)	$10.82	$0.20	$0.42		$0.62	$-	$-	$-	$11.44	0.43%	0.43%	3.53%	5.79%		$2,957,039	126%
2013	10.92	0.34	(0.44)		(0.10)	-	-	-	10.82	0.43%	0.43%	3.11%	(0.95%)		2,834,421	253%
2012	10.44	0.33	0.56		0.89	(0.34)	(0.07)	(0.41)	10.92	0.45%	0.45%	3.08%	8.58%		3,140,370	366%
2011 (8)	10.24	0.23	0.16		0.39	(0.19)	-	(0.19)	10.44	0.45%	0.45%	3.36%	3.85%		2,949,455	701%
Floating Rate Income
Class I
2014 (6)	$10.23	$0.20	($-	)(9)	$0.20	$-	$-	$-	$10.43	0.92%	0.92%	3.91%	1.94%		$33,233	65%
2013 (10)	10.00	0.25	(0.02)		0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%		18,220	117%
Class P
2014 (6)	$10.24	$0.21	($-	)(9)	$0.21	$-	$-	$-	$10.45	0.72%	0.72%	4.09%	2.04%		$361,866	65%
2013 (10)	10.00	0.24	(-	)(9)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%		267,871	117%
Floating Rate Loan
Class I
2014 (6)	$6.12	$0.11	($0.02)		$0.09	$-	$-	$-	$6.21	1.03%	0.93%	3.59%	1.53%		$154,859	35%
2013	5.85	0.26	0.01		0.27	-	-	-	6.12	1.03%	0.93%	4.24%	4.53%		155,736	120%
2012	5.70	0.28	0.17		0.45	(0.30)	-	(0.30)	5.85	1.01%	0.91%	4.82%	8.10%		85,212	152%
2011	7.50	0.47	(0.29)		0.18	(1.98)	-	(1.98)	5.70	1.02%	0.92%	6.22%	2.50%		79,461	81%
2010	7.32	0.45	0.08		0.53	(0.35)	-	(0.35)	7.50	1.03%	0.97%	6.03%	7.27%		1,047,233	97%
2009	6.16	0.31	1.17		1.48	(0.32)	-	(0.32)	7.32	1.02%	1.02%	4.44%	24.31%		962,607	71%
Class P
2014 (6)	$8.03	$0.15	($0.02)		$0.13	$-	$-	$-	$8.16	0.83%	0.73%	3.78%	1.63%		$630,970	35%
2013	7.66	0.36	0.01		0.37	-	-	-	8.03	0.82%	0.72%	4.59%	4.74%		590,265	120%
2012	7.45	0.38	0.22		0.60	(0.39)	-	(0.39)	7.66	0.81%	0.71%	5.02%	8.31%		883,978	152%
2011 (8)	7.67	0.26	(0.24)		0.02	(0.24)	-	(0.24)	7.45	0.79%	0.69%	5.14%	0.32%		972,895	81%
High Yield Bond
Class I
2014 (6)	$6.76	$0.20	$0.15		$0.35	$-	$-	$-	$7.11	0.63%	0.63%	5.69%	5.13%		$403,705	36%
2013	6.31	0.39	0.06		0.45	-	-	-	6.76	0.63%	0.63%	5.94%	7.25%		387,277	107%
2012	5.87	0.40	0.48		0.88	(0.44)	-	(0.44)	6.31	0.64%	0.64%	6.52%	15.30%		399,742	98%
2011	6.41	0.48	(0.26)		0.22	(0.76)	-	(0.76)	5.87	0.64%	0.64%	7.33%	3.42%		340,009	91%
2010	6.06	0.51	0.34	(7)	0.85	(0.50)	-	(0.50)	6.41	0.63%	0.63%	8.06%	14.52	%(7)	1,178,265	120%
2009	4.66	0.50	1.33		1.83	(0.43)	-	(0.43)	6.06	0.64%	0.64%	9.05%	39.87%		1,140,825	112%
Class P
2014 (6)	$7.32	$0.22	$0.17		$0.39	$-	$-	$-	$7.71	0.43%	0.43%	5.90%	5.23%		$811,901	36%
2013	6.82	0.43	0.07		0.50	-	-	-	7.32	0.43%	0.43%	6.14%	7.46%		847,905	107%
2012	6.34	0.45	0.51		0.96	(0.48)	-	(0.48)	6.82	0.44%	0.44%	6.75%	15.53%		899,379	98%
2011 (8)	6.76	0.31	(0.43)		(0.12)	(0.30)	-	(0.30)	6.34	0.43%	0.43%	7.32%	(1.79%)		1,023,563	91%
Inflation Managed
Class I
2014 (6)	$9.68	$0.18	$0.45		$0.63	$-	$-	$-	$10.31	0.68%	0.68%	3.55%	6.41%		$490,159	16%
2013	10.63	0.11	(1.06)		(0.95)	-	-	-	9.68	0.70%	0.70%	1.04%	(8.92%)		504,243	38%
2012	11.85	0.29	0.80		1.09	(0.29)	(2.02)	(2.31)	10.63	0.74%	0.74%	2.62%	9.87%		715,700	50%
2011	11.80	0.32	1.03		1.35	(0.75)	(0.55)	(1.30)	11.85	0.64%	0.64%	2.68%	11.85%		686,265	430%
2010	11.06	0.19	0.78		0.97	(0.23)	-	(0.23)	11.80	0.63%	0.63%	1.63%	8.78%		4,598,931	406%
2009	9.94	0.27	1.74		2.01	(0.44)	(0.45)	(0.89)	11.06	0.64%	0.64%	2.56%	20.80%		4,333,598	623%
Class P
2014 (6)	$10.88	$0.21	$0.50		$0.71	$-	$-	$-	$11.59	0.48%	0.48%	3.86%	6.51%		$972,247	16%
2013	11.92	0.14	(1.18)		(1.04)	-	-	-	10.88	0.50%	0.50%	1.26%	(8.74%)		829,624	38%
2012	13.09	0.29	0.94		1.23	(0.38)	(2.02)	(2.40)	11.92	0.50%	0.50%	2.31%	10.09%		889,728	50%
2011 (8)	12.36	0.15	0.70		0.85	(0.12)	-	(0.12)	13.09	0.43%	0.43%	1.69%	6.94%		2,086,142	430%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Inflation Strategy
Class I
2014 (6)	$9.79	$0.04	$0.42	$0.46	$-		$-	$-		$10.25	0.59%	0.59%	0.80%	4.61%		$19,967	49%
2013	10.82	- (9)	(1.03)	(1.03)	-		-	-		9.79	0.59%	0.59%	0.03%	(9.47%)		19,196	142%
2012	10.33	0.06	0.51	0.57	(0.04)		(0.04)	(0.08)		10.82	0.58%	0.58%	0.55%	5.51%		24,847	152%
2011 (11)	10.00	0.14	0.66	0.80	(0.29)		(0.18)	(0.47)		10.33	0.58%	0.58%	2.08%	8.08%		19,509	226%
Class P
2014 (6)	$9.93	$0.05	$0.42	$0.47	$-		$-	$-		$10.40	0.39%	0.39%	0.95%	4.72%		$891,095	49%
2013	10.95	0.02	(1.04)	(1.02)	-		-	-		9.93	0.39%	0.39%	0.19%	(9.28%)		947,092	142%
2012	10.44	0.07	0.53	0.60	(0.05)		(0.04)	(0.09)		10.95	0.38%	0.38%	0.66%	5.72%		1,094,266	152%
2011 (8), (11)	10.00	(0.01)	0.81	0.80	(0.18)		(0.18)	(0.36)		10.44	0.38%	0.38%	(0.15%)	8.10%		1,427,203	226%
Managed Bond
Class I
2014 (6)	$11.29	$0.11	$0.27	$0.38	$-		$-	$-		$11.67	0.63%	0.63%	1.87%	3.31%		$1,289,867	171%
2013	11.55	0.28	(0.54)	(0.26)	-		-	-		11.29	0.63%	0.63%	2.45%	(2.21%)		1,312,512	526%
2012	10.99	0.35	0.81	1.16	(0.59)		(0.01)	(0.60)		11.55	0.64%	0.64%	3.06%	10.72%		1,514,555	662%
2011	11.67	0.36	0.08	0.44	(0.71)		(0.41)	(1.12)		10.99	0.64%	0.64%	3.07%	3.84%		1,420,022	589%
2010	11.08	0.37	0.62 (7)	0.99	(0.40)		-	(0.40)		11.67	0.63%	0.63%	3.20%	8.96	%(7)	6,376,272	619%
2009	10.52	0.55	1.54	2.09	(0.75)		(0.78)	(1.53)		11.08	0.64%	0.64%	5.03%	21.01%		5,005,993	744%
Class P
2014 (6)	$12.33	$0.13	$0.29	$0.42	$-		$-	$-		$12.75	0.43%	0.43%	2.07%	3.41%		$3,309,922	171%
2013	12.58	0.33	(0.58)	(0.25)	-		-	-		12.33	0.43%	0.43%	2.65%	(2.01%)		3,261,224	526%
2012	11.97	0.41	0.88	1.29	(0.67)		(0.01)	(0.68)		12.58	0.44%	0.44%	3.27%	10.94%		3,628,143	662%
2011 (8)	11.96	0.30	(0.14)	0.16	(0.15)		-	(0.15)		11.97	0.44%	0.44%	3.77%	1.41%		4,667,713	589%
Short Duration Bond
Class I
2014 (6)	$9.46	$0.05	$0.04	$0.09	$-		$-	$-		$9.55	0.63%	0.63%	1.08%	0.98%		$372,669	25%
2013	9.42	0.09	(0.05)	0.04	-		-	-		9.46	0.63%	0.63%	0.97%	0.40%		335,971	66%
2012	9.20	0.11	0.18	0.29	(0.07)		-	(0.07)		9.42	0.64%	0.64%	1.16%	3.19%		277,735	101%
2011	9.45	0.11	(0.03)	0.08	(0.33)		-	(0.33)		9.20	0.66%	0.66%	1.16%	0.87%		240,422	230%
2010	9.27	0.14	0.18 (7)	0.32	(0.14)		-	(0.14)		9.45	0.63%	0.63%	1.52%	3.40	%(7)	1,634,017	171%
2009	8.81	0.28	0.46	0.74	(0.28)		-	(0.28)		9.27	0.64%	0.64%	3.06%	8.66%		1,446,376	181%
Class P
2014 (6)	$9.73	$0.06	$0.05	$0.11	$-		$-	$-		$9.84	0.43%	0.43%	1.27%	1.08%		$1,882,472	25%
2013	9.68	0.11	(0.06)	0.05	-		-	-		9.73	0.43%	0.43%	1.17%	0.60%		1,913,056	66%
2012	9.45	0.13	0.20	0.33	(0.10)		-	(0.10)		9.68	0.44%	0.44%	1.33%	3.40%		2,177,671	101%
2011 (8)	9.51	0.10	(0.07)	0.03	(0.09)		-	(0.09)		9.45	0.46%	0.46%	1.58%	0.34%		1,533,304	230%
Emerging Markets Debt
Class I
2014 (6)	$10.12	$0.26	$0.39	$0.65	$-		$-	$-		$10.77	1.02%	1.02%	5.08%	6.36%		$18,004	34%
2013	10.82	0.49	(1.19)	(0.70)	-		-	-		10.12	1.04%	1.04%	4.76%	(6.44%)		16,148	112%
2012 (12)	10.00	0.35	0.71	1.06	(0.24)		-	(0.24)		10.82	1.03%	1.03%	4.90%	10.60%		7,809	27%
Class P
2014 (6)	$10.15	$0.27	$0.39	$0.66	$-		$-	$-		$10.81	0.82%	0.82%	5.29%	6.46%		$1,327,107	34%
2013	10.83	0.52	(1.20)	(0.68)	-		-	-		10.15	0.84%	0.84%	4.97%	(6.25%)		955,108	112%
2012 (12)	10.00	0.34	0.74	1.08	(0.25)		-	(0.25)		10.83	0.84%	0.84%	4.91%	10.74%		982,590	27%
American Funds Growth (13)
Class I
2014 (6)	$12.17	$0.03	$0.62	$0.65	$-		$-	$-		$12.82	0.97%	0.52%	0.49%	5.39%		$291,251	3%
2013	9.39	0.06	2.72	2.78	-		-	-		12.17	0.97%	0.63%	0.58%	29.63%		269,940	9%
2012	8.01	0.04	1.36	1.40	(0.02)		-	(0.02)		9.39	0.97%	0.63%	0.40%	17.45%		209,921	3%
2011	8.42	0.01	(0.40)	(0.39)	(0.02)		-	(0.02)		8.01	0.97%	0.63%	0.09%	(4.66%)		203,021	3%
2010	7.12	0.02	1.28	1.30	(-	)(9)	-	(-	)(9)	8.42	0.97%	0.63%	0.32%	18.26%		996,877	4%
2009	6.87	0.01	2.23	2.24	(0.01)		(1.98)	(1.99)		7.12	0.98%	0.64%	0.10%	38.86%		927,858	6%
Class P
2014 (6)	$12.17	$0.04	$0.62	$0.66	$-		$-	$-		$12.83	0.77%	0.32%	0.67%	5.49%		$74,259	3%
2013	9.37	0.08	2.72	2.80	-		-	-		12.17	0.77%	0.43%	0.74%	29.88%		70,395	9%
2012	8.01	(0.01)	1.43	1.42	(0.06)		-	(0.06)		9.37	0.76%	0.42%	(0.13%)	17.68%		56,461	3%
2011 (8)	9.19	0.04	(1.20)	(1.16)	(0.02)		-	(0.02)		8.01	0.77%	0.42%	0.67%	(12.58%)		508,396	3%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data											Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
American Funds Growth-Income (13)
Class I
2014 (6)	$13.91	$0.01		$0.93	$0.94	$-		$-	$-		$14.85	0.97%	0.52%	0.08%	6.79%	$290,005	6%
2013	10.46	0.12		3.33	3.45	-		-	-		13.91	0.96%	0.62%	1.02%	32.99%	271,347	5%
2012	9.03	0.12		1.43	1.55	(0.12)		-	(0.12)		10.46	0.96%	0.62%	1.22%	17.06%	202,691	2%
2011	9.34	0.03		(0.24)	(0.21)	(0.10)		-	(0.10)		9.03	0.96%	0.63%	0.31%	(2.24%)	189,047	2%
2010	8.41	0.09		0.84	0.93	(-	)(9)	-	(-	)(9)	9.34	0.96%	0.62%	1.02%	11.03%	1,395,152	4%
2009	7.27	0.09		1.97	2.06	(0.09)		(0.83)	(0.92)		8.41	0.97%	0.63%	1.23%	30.74%	1,496,349	6%
Class P
2014 (6)	$13.90	($-	)(9)	$0.96	$0.96	$-		$-	$-		$14.86	0.77%	0.32%	(0.06%)	6.90%	$194,655	6%
2013	10.43	0.14		3.33	3.47	-		-	-		13.90	0.76%	0.43%	1.15%	33.26%	559,036	5%
2012	9.05	0.08		1.48	1.56	(0.18)		-	(0.18)		10.43	0.76%	0.42%	0.77%	17.30%	444,207	2%
2011 (8)	10.01	0.16		(1.02)	(0.86)	(0.10)		-	(0.10)		9.05	0.76%	0.41%	2.60%	(8.63%)	958,109	2%
Comstock
Class I
2014 (6)	$11.14	$0.11		$0.62	$0.73	$-		$-	$-		$11.87	0.93%	0.91%	2.02%	6.47%	$246,970	8%
2013	8.22	0.12		2.80	2.92	-		-	-		11.14	0.92%	0.91%	1.22%	35.58%	233,172	10%
2012	7.46	0.12		1.21	1.33	(0.16)		(0.41)	(0.57)		8.22	0.92%	0.91%	1.55%	18.54%	138,115	30%
2011	8.61	0.12		(0.30)	(0.18)	(0.90)		(0.07)	(0.97)		7.46	0.93%	0.91%	1.34%	(2.11%)	115,096	27%
2010	7.55	0.10		1.06	1.16	(0.10)		-	(0.10)		8.61	0.92%	0.92%	1.27%	15.42%	2,203,641	19%
2009	5.94	0.10		1.60	1.70	(0.09)		-	(0.09)		7.55	0.93%	0.93%	1.51%	28.68%	2,107,716	34%
Class P
2014 (6)	$12.62	$0.14		$0.69	$0.83	$-		$-	$-		$13.45	0.73%	0.71%	2.27%	6.57%	$1,289,065	8%
2013	9.29	0.16		3.17	3.33	-		-	-		12.62	0.72%	0.71%	1.43%	35.85%	1,582,229	10%
2012	8.39	0.16		1.35	1.51	(0.20)		(0.41)	(0.61)		9.29	0.72%	0.71%	1.74%	18.78%	1,880,180	30%
2011 (8)	9.45	0.10		(1.10)	(1.00)	(0.06)		-	(0.06)		8.39	0.73%	0.71%	1.86%	(10.56%)	1,958,067	27%
Dividend Growth
Class I
2014 (6)	$13.19	$0.07		$0.65	$0.72	$-		$-	$-		$13.91	0.89%	0.89%	1.10%	5.39%	$280,914	8%
2013	10.14	0.14		2.91	3.05	-		-	-		13.19	0.89%	0.89%	1.16%	30.11%	261,574	18%
2012	9.21	0.15		1.17	1.32	(0.17)		(0.22)	(0.39)		10.14	0.91%	0.91%	1.55%	14.55%	181,496	20%
2011	9.73	0.12		0.20	0.32	(0.34)		(0.50)	(0.84)		9.21	0.91%	0.91%	1.16%	3.27%	156,119	16%
2010	8.86	0.11		0.84	0.95	(0.08)		-	(0.08)		9.73	0.90%	0.90%	1.20%	10.77%	1,080,026	69%
2009	6.80	0.10		2.10	2.20	(0.14)		-	(0.14)		8.86	0.90%	0.90%	1.43%	32.40%	481,930	56%
Class P
2014 (6)	$14.33	$0.09		$0.70	$0.79	$-		$-	$-		$15.12	0.69%	0.69%	1.30%	5.49%	$624,710	8%
2013	11.00	0.17		3.16	3.33	-		-	-		14.33	0.69%	0.69%	1.35%	30.37%	631,460	18%
2012	10.00	0.18		1.28	1.46	(0.24)		(0.22)	(0.46)		11.00	0.71%	0.71%	1.68%	14.78%	635,366	20%
2011 (8)	10.61	0.11		(0.65)	(0.54)	(0.07)		-	(0.07)		10.00	0.71%	0.71%	1.65%	(5.12%)	847,944	16%
Equity Index
Class I
2014 (6)	$40.45	$0.36		$2.47	$2.83	$-		$-	$-		$43.28	0.28%	0.28%	1.76%	6.99%	$1,204,871	1%
2013	30.67	0.66		9.12	9.78	-		-	-		40.45	0.28%	0.28%	1.84%	31.92%	1,127,684	4%
2012	27.11	0.61		3.67	4.28	(0.72)		-	(0.72)		30.67	0.28%	0.28%	2.04%	15.77%	852,780	4%
2011	27.47	0.49		- (9)	0.49	(0.85)		-	(0.85)		27.11	0.29%	0.29%	1.74%	1.82%	765,898	4%
2010	24.38	0.44		3.17	3.61	(0.52)		-	(0.52)		27.47	0.28%	0.28%	1.75%	14.81%	2,642,021	5%
2009	19.59	0.44		4.72	5.16	(0.37)		-	(0.37)		24.38	0.28%	0.28%	2.04%	26.36%	3,772,752	5%
Class P
2014 (6)	$41.37	$0.40		$2.53	$2.93	$-		$-	$-		$44.30	0.10%	0.10%	1.94%	7.09%	$39,389	1%
2013	31.30	0.72		9.35	10.07	-		-	-		41.37	0.07%	0.07%	2.02%	32.18%	50,115	4%
2012	27.76	0.67		3.77	4.44	(0.90)		-	(0.90)		31.30	0.08%	0.08%	2.20%	16.00%	1,135,225	4%
2011 (8)	29.93	0.39		(2.32)	(1.93)	(0.24)		-	(0.24)		27.76	0.09%	0.09%	2.17%	(6.43%)	1,592,221	4%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data											Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Focused Growth
Class I
2014 (6)	$16.66	($0.03)		$0.17	$0.14	$-		$-	$-		$16.80	0.97%	0.97%	(0.33%)	0.85%		$119,096	35%
2013	12.48	(0.04)		4.22	4.18	-		-	-		16.66	0.98%	0.98%	(0.28%)	33.51%		125,799	60%
2012	11.28	(0.01)		2.52	2.51	-		(1.31)	(1.31)		12.48	1.07%	1.07%	(0.05%)	23.21%		113,913	21%
2011	12.49	(0.04)		(1.17)	(1.21)	-		-	-		11.28	1.10%	1.10%	(0.36%)	(9.70%)		101,110	47%
2010	11.32	(0.03)		1.20 (7)	1.17	-		-	-		12.49	0.99%	0.99%	(0.24%)	10.35	%(7)	149,301	36%
2009	7.53	(0.01)		3.80	3.79	-		-	-		11.32	0.97%	0.96%	(0.12%)	50.43%		180,909	35%
Class P
2014 (6)	$16.76	($0.01)		$0.17	$0.16	$-		$-	$-		$16.92	0.75%	0.75%	(0.11%)	0.96%		$14	35%
2013	12.52	(0.01)		4.25	4.24	-		-	-		16.76	0.75%	0.75%	(0.06%)	33.81%		14	60%
2012	11.30	0.02		2.51	2.53	-		(1.31)	(1.31)		12.52	0.88%	0.88%	0.14%	23.45%		11	21%
2011 (8)	13.21	(0.02)		(1.89)	(1.91)	-		-	-		11.30	0.94%	0.94%	(0.22%)	(14.48%)		9	47%
Growth
Class I
2014 (6)	$17.95	$0.01		$0.49	$0.50	$-		$-	$-		$18.45	0.77%	0.77%	0.09%	2.80%		$483,777	16%
2013	13.37	0.03		4.55	4.58	-		-	-		17.95	0.78%	0.78%	0.23%	34.21%		499,654	99%
2012	17.78	0.11		2.46	2.57	(0.13)		(6.85)	(6.98)		13.37	0.80%	0.80%	0.75%	18.24%		422,736	44%
2011	19.85	0.12		(1.28)	(1.16)	(0.21)		(0.70)	(0.91)		17.78	0.79%	0.79%	0.58%	(6.06%)		404,884	91%
2010	18.04	0.11		1.90 (7)	2.01	(0.20)		-	(0.20)		19.85	0.78%	0.78%	0.61%	11.24	%(7)	1,624,438	47%
2009	13.29	0.09		4.82	4.91	(0.16)		-	(0.16)		18.04	0.78%	0.78%	0.60%	37.28%		1,606,364	60%
Class P
2014 (6)	$19.18	$0.03		$0.52	$0.55	$-		$-	$-		$19.73	0.58%	0.58%	0.29%	2.90%		$530,073	16%
2013	14.26	0.07		4.85	4.92	-		-	-		19.18	0.58%	0.58%	0.39%	34.48%		528,480	99%
2012	18.61	0.11		2.64	2.75	(0.25)		(6.85)	(7.10)		14.26	0.59%	0.59%	0.58%	18.45%		90,112	44%
2011 (8)	21.27	0.09		(2.69)	(2.60)	(0.06)		-	(0.06)		18.61	0.60%	0.60%	0.74%	(12.19%)		628,582	91%
Large-Cap Growth
Class I
2014 (6)	$7.10	($0.01)		$0.05	$0.04	$-		$-	$-		$7.14	0.94%	0.89%	(0.17%)	0.56%		$168,375	56%
2013	5.17	0.01		1.92	1.93	-		-	-		7.10	0.93%	0.81%	0.21%	37.48%		173,017	222%
2012	5.29	(-	)(9)	0.89	0.89	(-	)(9)	(1.01)	(1.01)		5.17	0.94%	0.91%	(0.07%)	18.23%		142,837	78%
2011	5.92	(0.02)		0.11	0.09	-		(0.72)	(0.72)		5.29	0.94%	0.92%	(0.26%)	1.07%		124,777	76%
2010	5.17	-	(9)	0.75	0.75	-		-	-		5.92	0.93%	0.91%	0.01%	14.53%		1,404,213	98%
2009	3.68	-	(9)	1.49	1.49	(-	)(9)	-	(-	)(9)	5.17	0.95%	0.94%	0.06%	40.50%		1,318,154	119%
Class P
2014 (6)	$8.28	$-	(9)	$0.06	$0.06	$-		$-	$-		$8.34	0.74%	0.69%	0.02%	0.66%		$991,619	56%
2013	6.01	0.03		2.24	2.27	-		-	-		8.28	0.73%	0.61%	0.40%	37.75%		1,105,979	222%
2012	6.00	0.01		1.01	1.02	(-	)(9)	(1.01)	(1.01)		6.01	0.74%	0.71%	0.13%	18.47%		1,139,880	78%
2011 (8)	6.52	(-	)(9)	(0.52)	(0.52)	-		-	-		6.00	0.74%	0.72%	(0.08%)	(8.01%)		1,052,621	76%
Large-Cap Value
Class I
2014 (6)	$15.90	$0.24		$0.84	$1.08	$-		$-	$-		$16.98	0.82%	0.82%	3.05%	6.80%		$406,072	10%
2013	12.02	0.22		3.66	3.88	-		-	-		15.90	0.82%	0.82%	1.58%	32.26%		390,559	8%
2012	10.82	0.22		1.52	1.74	(0.24)		(0.30)	(0.54)		12.02	0.82%	0.82%	1.87%	16.40%		308,064	25%
2011	11.29	0.21		0.32	0.53	(0.95)		(0.05)	(1.00)		10.82	0.82%	0.82%	1.76%	4.72%		295,579	16%
2010	10.50	0.17		0.79	0.96	(0.17)		-	(0.17)		11.29	0.82%	0.82%	1.66%	9.08%		3,102,910	17%
2009	8.68	0.21		1.80	2.01	(0.19)		-	(0.19)		10.50	0.82%	0.82%	2.23%	23.13%		3,278,645	21%
Class P
2014 (6)	$17.28	$0.28		$0.91	$1.19	$-		$-	$-		$18.47	0.62%	0.62%	3.29%	6.90%		$1,846,445	10%
2013	13.04	0.27		3.97	4.24	-		-	-		17.28	0.61%	0.61%	1.77%	32.52%		2,109,161	8%
2012	11.74	0.26		1.66	1.92	(0.32)		(0.30)	(0.62)		13.04	0.62%	0.62%	2.07%	16.64%		2,530,007	25%
2011 (8)	12.48	0.17		(0.81)	(0.64)	(0.10)		-	(0.10)		11.74	0.62%	0.62%	2.24%	(5.18%)		2,536,739	16%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data									Ratios to Average Net Assets					Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)		Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Long/Short Large-Cap
Class I
2014 (6)	$9.55	$0.01		$0.70	$0.71	$-	$-	$-	$10.26	2.31	%(14)	2.26	%(14)	0.17%	7.43%		$49,935	86	%(14)
2013	7.06	0.03		2.46	2.49	-	-	-	9.55	2.15	%(14)	2.10	%(14)	0.38%	35.13%		44,943	139	%(14)
2012	7.05	0.04		1.10	1.14	(0.06)	(1.07)	(1.13)	7.06	2.25	%(14)	2.23	%(14)	0.62%	18.09%		31,373	138	%(14)
2011	9.24	0.05		(0.24)	(0.19)	(0.99)	(1.01)	(2.00)	7.05	1.80	%(14)	1.72	%(14)	0.50%	(2.60%)		26,085	246	%(14)
2010	8.30	0.08		0.93	1.01	(0.07)	-	(0.07)	9.24	1.70	%(14)	1.58	%(14)	0.89%	12.22%		1,601,862	245	%(14)
2009	6.55	0.07		1.74	1.81	(0.06)	-	(0.06)	8.30	1.68	%(14)	1.53	%(14)	0.95%	27.56%		1,480,513	267	%(14)
Class P
2014 (6)	$12.69	$0.02		$0.94	$0.96	$-	$-	$-	$13.65	2.12	%(14)	2.07	%(14)	0.36%	7.53%		$1,331,309	86	%(14)
2013	9.37	0.06		3.26	3.32	-	-	-	12.69	1.95	%(14)	1.90	%(14)	0.58%	35.40%		1,425,897	139	%(14)
2012	9.01	0.08		1.44	1.52	(0.09)	(1.07)	(1.16)	9.37	2.03	%(14)	2.02	%(14)	0.81%	18.32%		1,382,406	138	%(14)
2011 (8)	10.08	0.05		(1.09)	(1.04)	(0.03)	-	(0.03)	9.01	1.95	%(14)	1.95	%(14)	0.90%	(10.34%)		1,402,660	246	%(14)
Main Street Core
Class I
2014 (6)	$25.81	$0.12		$1.48	$1.60	$-	$-	$-	$27.41	0.67%		0.67%		0.93%	6.24%		$629,812	26%
2013	19.58	0.22		6.01	6.23	-	-	-	25.81	0.67%		0.67%		0.96%	31.77%		627,303	53%
2012	17.71	0.23		2.70	2.93	(0.20)	(0.86)	(1.06)	19.58	0.69%		0.69%		1.19%	17.02%		537,634	48%
2011	19.40	0.16		(0.07)	0.09	(0.23)	(1.55)	(1.78)	17.71	0.70%		0.70%		0.83%	0.48%		528,925	43%
2010	16.83	0.18		2.54	2.72	(0.15)	-	(0.15)	19.40	0.68%		0.68%		1.02%	16.14%		1,519,660	62%
2009	13.19	0.20		3.67	3.87	(0.23)	-	(0.23)	16.83	0.68%		0.68%		1.43%	29.36%		1,333,869	123%
Class P
2014 (6)	$28.44	$0.16		$1.64	$1.80	$-	$-	$-	$30.24	0.47%		0.47%		1.12%	6.34%		$914,892	26%
2013	21.54	0.28		6.62	6.90	-	-	-	28.44	0.47%		0.47%		1.16%	32.03%		927,847	53%
2012	19.43	0.29		2.97	3.26	(0.29)	(0.86)	(1.15)	21.54	0.49%		0.49%		1.39%	17.25%		905,292	48%
2011 (8)	20.50	0.14		(1.12)	(0.98)	(0.09)	-	(0.09)	19.43	0.49%		0.49%		1.13%	(4.79%)		852,326	43%
Mid-Cap Equity
Class I
2014 (6)	$13.55	$0.01		$0.75	$0.76	$-	$-	$-	$14.31	0.87%		0.87%		0.15%	5.62%		$347,622	70%
2013	9.95	0.07		3.53	3.60	-	-	-	13.55	0.87%		0.87%		0.59%	36.21%		343,953	202%
2012	11.87	0.06		0.69	0.75	(0.07)	(2.60)	(2.67)	9.95	0.92%		0.92%		0.55%	7.35%		295,015	103%
2011	14.72	0.05		(0.69)	(0.64)	(0.12)	(2.09)	(2.21)	11.87	0.92%		0.92%		0.33%	(5.40%)		321,413	78%
2010	12.03	0.12		2.70	2.82	(0.13)	-	(0.13)	14.72	0.88%		0.88%		0.96%	23.49%		2,031,480	70%
2009	8.70	0.09		3.36	3.45	(0.12)	-	(0.12)	12.03	0.88%		0.88%		0.98%	39.65%		1,924,840	71%
Class P
2014 (6)	$16.52	$0.03		$0.92	$0.95	$-	$-	$-	$17.47	0.67%		0.67%		0.34%	5.73%		$797,283	70%
2013	12.11	0.11		4.30	4.41	-	-	-	16.52	0.67%		0.67%		0.79%	36.48%		859,859	202%
2012	13.91	0.09		0.83	0.92	(0.12)	(2.60)	(2.72)	12.11	0.72%		0.72%		0.68%	7.55%		776,168	103%
2011 (8)	15.91	0.06		(2.02)	(1.96)	(0.04)	-	(0.04)	13.91	0.72%		0.72%		0.69%	(12.35%)		1,395,375	78%
Mid-Cap Growth
Class I
2014 (6)	$9.52	($-	)(9)	$0.38	$0.38	$-	$-	$-	$9.90	0.93%		0.88%		(0.06%)	4.01%		$249,008	34%
2013	7.15	(0.02)		2.39	2.37	-	-	-	9.52	0.92%		0.91%		(0.19%)	33.09%		245,303	136%
2012	8.71	0.03		0.56	0.59	(0.03)	(2.12)	(2.15)	7.15	0.96%		0.96%		0.43%	7.49%		189,423	28%
2011	10.03	(0.02)		(0.68)	(0.70)	-	(0.62)	(0.62)	8.71	0.95%		0.95%		(0.23%)	(7.81%)		205,205	33%
2010	7.53	0.02		2.50 (7)	2.52	(0.02)	-	(0.02)	10.03	0.96%		0.96%		0.24%	33.32	%(7)	1,308,987	41%
2009	4.75	0.02		2.79	2.81	(0.02)	(0.01)	(0.03)	7.53	0.95%		0.95%		0.37%	59.33%		1,174,736	39%
Class P
2014 (6)	$10.33	$0.01		$0.42	$0.43	$-	$-	$-	$10.76	0.73%		0.68%		0.15%	4.11%		$629,248	34%
2013	7.75	-	(9)	2.58	2.58	-	-	-	10.33	0.73%		0.72%		0.01%	33.35%		602,439	136%
2012	9.26	0.05		0.60	0.65	(0.04)	(2.12)	(2.16)	7.75	0.76%		0.76%		0.56%	7.71%		526,318	28%
2011 (8)	11.45	(0.02)		(2.17)	(2.19)	-	-	-	9.26	0.76%		0.76%		(0.24%)	(19.18%)		787,031	33%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Value
Class I
2014 (6)	$13.08	$0.05	$1.22	$1.27	$-	$-	$-	$14.35	0.91%	0.91%	0.70%	9.76%		$115,808	30%
2013	9.77	0.08	3.23	3.31	-	-	-	13.08	0.91%	0.91%	0.72%	33.89%		102,297	62%
2012	9.52	0.09	1.18	1.27	(0.10)	(0.92)	(1.02)	9.77	0.91%	0.91%	0.91%	14.49%		46,795	154%
2011	14.32	0.12	(0.67)	(0.55)	(1.51)	(2.74)	(4.25)	9.52	0.92%	0.92%	0.85%	(5.69%)		38,444	136%
2010	11.93	0.15	2.38	2.53	(0.14)	-	(0.14)	14.32	0.92%	0.92%	1.20%	21.20%		1,177,255	118%
2009 (15)	10.00	0.11	2.84	2.95	(0.07)	(0.95)	(1.02)	11.93	0.93%	0.93%	0.96%	29.33%		1,080,860	129%
Class P
2014 (6)	$19.15	$0.09	$1.79	$1.88	$-	$-	$-	$21.03	0.71%	0.71%	0.90%	9.87%		$1,334,468	30%
2013	14.27	0.15	4.73	4.88	-	-	-	19.15	0.71%	0.71%	0.87%	34.16%		1,278,675	62%
2012	13.47	0.15	1.72	1.87	(0.15)	(0.92)	(1.07)	14.27	0.71%	0.71%	1.11%	14.72%		1,324,858	154%
2011 (8)	15.73	0.12	(2.31)	(2.19)	(0.07)	-	(0.07)	13.47	0.73%	0.73%	1.35%	(13.96%)		972,245	136%
Small-Cap Equity
Class I
2014 (6)	$15.80	$0.06	$0.61	$0.67	$-	$-	$-	$16.47	0.99%	0.89%	0.80%	4.22%		$65,087	13%
2013	11.66	0.13	4.01	4.14	-	-	-	15.80	0.98%	0.88%	0.95%	35.45%		64,302	17%
2012	10.82	0.18	1.45	1.63	(0.20)	(0.59)	(0.79)	11.66	0.99%	0.96%	1.61%	15.93%		41,681	61%
2011	14.26	0.08	(0.49)	(0.41)	(0.80)	(2.23)	(3.03)	10.82	1.01%	1.01%	0.58%	(3.38%)		37,873	20%
2010	11.95	0.10	2.30 (7)	2.40	(0.09)	-	(0.09)	14.26	0.99%	0.99%	0.81%	20.11	%(7)	1,089,369	134%
2009	9.23	0.08	2.72	2.80	(0.08)	-	(0.08)	11.95	1.00%	1.00%	0.81%	30.22%		710,807	79%
Class P
2014 (6)	$20.39	$0.09	$0.80	$0.89	$-	$-	$-	$21.28	0.79%	0.69%	0.93%	4.32%		$559,217	13%
2013	15.03	0.20	5.16	5.36	-	-	-	20.39	0.78%	0.68%	1.13%	35.72%		973,694	17%
2012	13.75	0.26	1.87	2.13	(0.26)	(0.59)	(0.85)	15.03	0.80%	0.76%	1.82%	16.16%		960,414	61%
2011 (8)	15.52	0.11	(1.82)	(1.71)	(0.06)	-	(0.06)	13.75	0.80%	0.80%	1.26%	(10.99%)		963,251	20%
Small-Cap Growth
Class I
2014 (6)	$12.99	($0.02)	($0.11)	($0.13)	$-	$-	$-	$12.86	0.82%	0.82%	(0.33%)	(1.04%)		$154,001	146%
2013	9.71	(0.04)	3.32	3.28	-	-	-	12.99	0.82%	0.82%	(0.34%)	33.87%		159,298	80%
2012	10.10	0.01	1.16	1.17	(0.01)	(1.55)	(1.56)	9.71	0.88%	0.88%	0.11%	12.87%		106,933	78%
2011	11.86	(0.08)	(0.19)	(0.27)	-	(1.49)	(1.49)	10.10	0.87%	0.87%	(0.66%)	(3.10%)		107,786	57%
2010	9.41	(0.06)	2.51	2.45	-	-	-	11.86	0.84%	0.84%	(0.55%)	26.01%		658,723	56%
2009	6.39	(0.02)	3.04	3.02	-	-	-	9.41	0.84%	0.84%	(0.31%)	47.44%		605,964	88%
Class P
2014 (6)	$15.17	($0.01)	($0.14)	($0.15)	$-	$-	$-	$15.02	0.63%	0.63%	(0.14%)	(0.94%)		$520,550	146%
2013	11.31	(0.02)	3.88	3.86	-	-	-	15.17	0.63%	0.63%	(0.15%)	34.13%		416,847	80%
2012	11.51	0.03	1.35	1.38	(0.03)	(1.55)	(1.58)	11.31	0.67%	0.67%	0.30%	13.09%		390,549	78%
2011 (8)	13.58	(0.03)	(2.04)	(2.07)	-	-	-	11.51	0.69%	0.69%	(0.35%)	(15.22%)		443,336	57%
Small-Cap Index
Class I
2014 (6)	$17.17	$0.07	$0.43	$0.50	$-	$-	$-	$17.67	0.53%	0.53%	0.86%	2.94%		$483,533	11%
2013	12.42	0.14	4.61	4.75	-	-	-	17.17	0.53%	0.53%	0.94%	38.28%		503,573	13%
2012	10.99	0.19	1.56	1.75	(0.13)	(0.19)	(0.32)	12.42	0.57%	0.57%	1.58%	16.13%		377,576	23%
2011	11.58	0.08	(0.60)	(0.52)	(0.07)	-	(0.07)	10.99	0.59%	0.59%	0.72%	(4.51%)		357,107	16%
2010	9.23	0.09	2.35 (7)	2.44	(0.09)	-	(0.09)	11.58	0.56%	0.56%	0.91%	26.42	%(7)	507,364	14%
2009	7.80	0.10	1.97	2.07	(0.10)	(0.54)	(0.64)	9.23	0.54%	0.54%	1.22%	28.19%		464,971	18%
Class P
2014 (6)	$17.22	$0.09	$0.44	$0.53	$-	$-	$-	$17.75	0.34%	0.34%	1.03%	3.04%		$199,202	11%
2013	12.43	0.16	4.63	4.79	-	-	-	17.22	0.33%	0.33%	1.11%	38.55%		300,438	13%
2012	11.03	0.26	1.51	1.77	(0.18)	(0.19)	(0.37)	12.43	0.38%	0.38%	2.20%	16.37%		368,509	23%
2011 (8)	12.83	0.09	(1.84)	(1.75)	(0.05)	-	(0.05)	11.03	0.42%	0.42%	1.20%	(13.67%)		54,421	16%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2014 (6)	$15.05	$0.12		$0.89	$1.01	$-	$-	$-	$16.06	0.97%	0.97%	1.59%	6.75%		$219,836	47%
2013	11.36	0.19		3.50	3.69	-	-	-	15.05	0.98%	0.98%	1.43%	32.49%		213,121	27%
2012	11.80	0.22		0.93	1.15	(0.23)	(1.36)	(1.59)	11.36	1.02%	1.02%	1.94%	11.09%		159,284	29%
2011	13.70	0.18		0.16	0.34	(0.31)	(1.93)	(2.24)	11.80	1.02%	1.02%	1.35%	2.31%		165,620	19%
2010	11.15	0.23		2.59	2.82	(0.27)	-	(0.27)	13.70	0.99%	0.99%	1.94%	25.34%		612,770	21%
2009	8.95	0.27		2.17	2.44	(0.24)	-	(0.24)	11.15	0.99%	0.99%	2.77%	27.18%		682,592	34%
Class P
2014 (6)	$18.14	$0.16		$1.08	$1.24	$-	$-	$-	$19.38	0.77%	0.77%	1.76%	6.85%		$555,959	47%
2013	13.66	0.26		4.22	4.48	-	-	-	18.14	0.78%	0.78%	1.64%	32.75%		326,430	27%
2012	13.93	0.30		1.10	1.40	(0.31)	(1.36)	(1.67)	13.66	0.82%	0.82%	2.16%	11.31%		332,371	29%
2011 (8)	15.23	0.18		(1.37)	(1.19)	(0.11)	-	(0.11)	13.93	0.83%	0.83%	1.98%	(7.83%)		328,994	19%
Tactical Strategy
Class P
2014 (6)	$10.23	($-	)(9)	$0.70	$0.70	$-	$-	$-	$10.93	0.56%	0.56%	(0.05%)	6.84%		$2,010,793	$79%
2013 (16)	10.00	(-	)(9)	0.23	0.23	-	-	-	10.23	0.56%	0.56%	(0.35%)	2.33%		2,078,098	10%
Value Advantage
Class I
2014 (6)	$11.68	$0.10		$0.85	$0.95	$-	$-	$-	$12.63	0.88%	0.88%	1.75%	8.16%		$12,477	20%
2013 (10)	10.00	0.10		1.58	1.68	-	-	-	11.68	0.88%	0.88%	1.33%	16.80%		3,717	29%
Class P
2014 (6)	$11.70	$0.14		$0.82	$0.96	$-	$-	$-	$12.66	0.68%	0.68%	2.43%	8.27%		$867,575	20%
2013 (10)	10.00	0.11		1.59	1.70	-	-	-	11.70	0.69%	0.69%	1.55%	16.96%		838,944	29%
Health Sciences
Class I
2014 (6)	$22.46	($0.03)		$1.70	$1.67	$-	$-	$-	$24.13	1.12%	1.12%	(0.29%)	7.42%		$280,902	80%
2013	14.35	(0.10)		8.21	8.11	-	-	-	22.46	1.13%	1.13%	(0.51%)	56.49%		267,985	57%
2012	12.06	(0.06)		3.10	3.04	-	(0.75)	(0.75)	14.35	1.15%	1.15%	(0.45%)	25.68%		156,854	61%
2011	11.57	(0.13)		1.53	1.40	-	(0.91)	(0.91)	12.06	1.17%	1.17%	(1.07%)	11.94%		123,676	60%
2010	9.38	(0.06)		2.25 (7)	2.19	-	-	-	11.57	1.15%	1.15%	(0.61%)	23.34	%(7)	105,993	62%
2009	7.38	(0.04)		2.05	2.01	(0.01)	-	(0.01)	9.38	1.17%	1.17%	(0.55%)	27.23%		90,008	60%
Class P
2014 (6)	$24.35	($0.01)		$1.84	$1.83	$-	$-	$-	$26.18	0.91%	0.91%	(0.08%)	7.53%		$20	80%
2013	15.53	(0.06)		8.88	8.82	-	-	-	24.35	0.91%	0.91%	(0.30%)	56.82%		19	57%
2012	12.97	(0.04)		3.35	3.31	-	(0.75)	(0.75)	15.53	0.95%	0.95%	(0.24%)	25.93%		12	61%
2011 (8)	13.61	(0.07)		(0.57)	(0.64)	-	-	-	12.97	0.98%	0.98%	(0.88%)	(4.70%)		10	60%
Real Estate
Class I
2014 (6)	$16.60	$0.12		$2.78	$2.90	$-	$-	$-	$19.50	1.05%	1.05%	1.32%	17.45%		$347,118	13%
2013	16.32	0.29		(0.01)	0.28	-	-	-	16.60	1.05%	1.05%	1.72%	1.71%		281,028	18%
2012	14.90	0.20		2.17	2.37	(0.19)	(0.76)	(0.95)	16.32	1.08%	1.08%	1.27%	16.21%		282,777	31%
2011	14.56	0.09		0.81	0.90	-	(0.56)	(0.56)	14.90	1.11%	1.11%	0.57%	6.12%		254,310	21%
2010	11.30	0.10		3.35	3.45	(0.19)	-	(0.19)	14.56	1.07%	1.07%	0.78%	30.54%		624,299	19%
2009	8.78	0.11		2.68	2.79	(0.19)	(0.08)	(0.27)	11.30	1.07%	1.07%	1.27%	32.27%		610,575	30%
Class P
2014 (6)	$17.15	$0.14		$2.87	$3.01	$-	$-	$-	$20.16	0.85%	0.85%	1.46%	17.57%		$859,596	13%
2013	16.83	0.34		(0.02)	0.32	-	-	-	17.15	0.85%	0.85%	1.90%	1.92%		797,151	18%
2012	15.33	0.32		2.16	2.48	(0.22)	(0.76)	(0.98)	16.83	0.88%	0.88%	1.90%	16.44%		832,686	31%
2011 (8)	16.29	0.02		(0.83)	(0.81)	(0.15)	-	(0.15)	15.33	0.92%	0.92%	0.20%	(4.98%)		339,404	21%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Technology
Class I
2014 (6)	$5.15	($0.01)	$0.59	$0.58	$-	$-	$-	$5.73	1.13%	1.13%	(0.41%)	11.34%		$93,049	120%
2013	4.20	(0.02)	0.97	0.95	-	-	-	5.15	1.14%	1.14%	(0.39%)	22.50%		82,990	68%
2012	4.30	(0.02)	0.32	0.30	-	(0.40)	(0.40)	4.20	1.16%	1.16%	(0.49%)	7.14%		68,148	78%
2011	5.53	(0.02)	(0.20)	(0.22)	-	(1.01)	(1.01)	4.30	1.17%	1.17%	(0.48%)	(4.90%)		72,398	83%
2010	4.55	(0.04)	1.02 (7)	0.98	-	-	-	5.53	1.19%	1.19%	(0.76%)	21.50	%(7)	90,260	216%
2009	2.98	(0.02)	1.59	1.57	-	-	-	4.55	1.15%	1.15%	(0.56%)	52.57%		82,094	244%
Class P
2014 (6)	$6.45	($0.01)	$0.74	$0.73	$-	$-	$-	$7.18	0.93%	0.93%	(0.20%)	11.46%		$13	120%
2013	5.25	(0.01)	1.21	1.20	-	-	-	6.45	0.92%	0.92%	(0.17%)	22.77%		12	68%
2012	5.27	(0.02)	0.40	0.38	-	(0.40)	(0.40)	5.25	0.95%	0.95%	(0.27%)	7.36%		10	78%
2011 (8)	5.86	(0.01)	(0.58)	(0.59)	-	-	-	5.27	0.98%	0.98%	(0.27%)	(10.16%)		9	83%
Emerging Markets
Class I
2014 (6)	$15.91	$0.07	$0.87	$0.94	$-	$-	$-	$16.85	1.05%	1.05%	0.90%	5.92%		$452,902	17%
2013	14.63	0.09	1.19	1.28	-	-	-	15.91	1.06%	1.06%	0.63%	8.75%		455,310	45%
2012	13.68	0.11	2.57	2.68	(0.11)	(1.62)	(1.73)	14.63	1.06%	1.06%	0.74%	21.52%		448,318	31%
2011	17.08	0.13	(3.20)	(3.07)	(0.33)	-	(0.33)	13.68	1.06%	1.06%	0.82%	(17.97%)		384,254	36%
2010	13.60	0.11	3.54	3.65	(0.17)	-	(0.17)	17.08	1.05%	1.05%	0.77%	27.02%		1,853,299	33%
2009	8.80	0.11	6.72	6.83	(0.10)	(1.93)	(2.03)	13.60	1.06%	1.06%	1.02%	84.79%		1,732,557	47%
Class P
2014 (6)	$16.31	$0.09	$0.89	$0.98	$-	$-	$-	$17.29	0.85%	0.85%	1.12%	6.02%		$1,604,948	17%
2013	14.97	0.13	1.21	1.34	-	-	-	16.31	0.86%	0.86%	0.82%	8.96%		1,344,341	45%
2012	13.95	0.14	2.63	2.77	(0.13)	(1.62)	(1.75)	14.97	0.86%	0.86%	0.95%	21.77%		1,107,566	31%
2011 (8)	17.53	0.10	(3.63)	(3.53)	(0.05)	-	(0.05)	13.95	0.86%	0.86%	1.00%	(19.94%)		1,013,440	36%
International Large-Cap
Class I
2014 (6)	$7.97	$0.09	$0.11	$0.20	$-	$-	$-	$8.17	1.01%	1.01%	2.18%	2.58%		$542,535	6%
2013	6.73	0.09	1.15	1.24	-	-	-	7.97	1.00%	1.00%	1.26%	18.42%		518,064	18%
2012	5.57	0.10	1.16	1.26	(0.10)	-	(0.10)	6.73	1.00%	1.00%	1.62%	22.53%		430,048	23%
2011	6.63	0.14	(0.81)	(0.67)	(0.39)	-	(0.39)	5.57	1.00%	1.00%	2.09%	(10.12%)		361,500	27%
2010	6.07	0.08	0.55	0.63	(0.07)	-	(0.07)	6.63	1.00%	1.00%	1.31%	10.38%		2,479,381	25%
2009	4.61	0.09	1.45	1.54	(0.08)	-	(0.08)	6.07	1.00%	1.00%	1.72%	33.61%		2,601,657	16%
Class P
2014 (6)	$8.48	$0.10	$0.13	$0.23	$-	$-	$-	$8.71	0.81%	0.81%	2.35%	2.68%		$1,132,077	6%
2013	7.15	0.12	1.21	1.33	-	-	-	8.48	0.80%	0.80%	1.54%	18.66%		1,166,770	18%
2012	5.94	0.13	1.22	1.35	(0.14)	-	(0.14)	7.15	0.80%	0.80%	1.96%	22.78%		1,572,347	23%
2011 (8)	7.35	0.05	(1.43)	(1.38)	(0.03)	-	(0.03)	5.94	0.80%	0.80%	1.16%	(18.75%)		1,833,278	27%
International Small-Cap
Class I
2014 (6)	$8.12	$0.09	$0.39	$0.48	$-	$-	$-	$8.60	1.08%	1.06%	2.23%	5.92%		$63,504	26%
2013	6.34	0.11	1.67	1.78	-	-	-	8.12	1.08%	1.06%	1.56%	28.09%		57,641	54%
2012	5.45	0.13	0.93	1.06	(0.17)	-	(0.17)	6.34	1.09%	1.07%	2.19%	19.44%		44,592	57%
2011	8.44	0.20	(1.24)	(1.04)	(1.95)	-	(1.95)	5.45	1.09%	1.08%	2.27%	(12.27%)		36,681	62%
2010	6.94	0.09	1.60	1.69	(0.19)	-	(0.19)	8.44	1.10%	1.10%	1.25%	24.86%		994,606	91%
2009	5.40	0.09	1.54	1.63	(0.09)	-	(0.09)	6.94	1.10%	1.10%	1.56%	30.28%		887,039	128%
Class P
2014 (6)	$11.09	$0.13	$0.53	$0.66	$-	$-	$-	$11.75	0.88%	0.86%	2.38%	6.03%		$1,285,769	26%
2013	8.64	0.17	2.28	2.45	-	-	-	11.09	0.88%	0.86%	1.77%	28.34%		1,371,136	54%
2012	7.38	0.19	1.26	1.45	(0.19)	-	(0.19)	8.64	0.89%	0.87%	2.39%	19.68%		1,171,915	57%
2011 (8)	9.33	0.09	(1.99)	(1.90)	(0.05)	-	(0.05)	7.38	0.89%	0.87%	1.64%	(20.34%)		1,051,861	62%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)		Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Value
Class I
2014 (6)	$11.81	$0.37		($0.22)	$0.15	$-	$-	$-	$11.96	0.89%	0.89%	6.50%		1.27%		$345,239	35%
2013	9.70	0.22		1.89	2.11	-	-	-	11.81	0.88%	0.88%	2.06%		21.68%		354,712	51%
2012	8.52	0.27		1.23	1.50	(0.32)	-	(0.32)	9.70	0.89%	0.89%	3.01%		17.82%		316,519	68%
2011	10.92	0.39		(1.80)	(1.41)	(0.99)	-	(0.99)	8.52	0.90%	0.90%	3.49%		(12.90%)		283,784	66%
2010	10.95	0.20		0.06 (7)	0.26	(0.29)	-	(0.29)	10.92	0.89%	0.89%	1.89%		2.59	%(7)	1,663,482	136%
2009	8.73	0.27		2.17	2.44	(0.22)	-	(0.22)	10.95	0.90%	0.89%	2.91%		28.00%		2,093,731	44%
Class P
2014 (6)	$13.10	$0.43		($0.25)	$0.18	$-	$-	$-	$13.28	0.69%	0.69%	6.76%		1.37%		$758,880	35%
2013	10.74	0.27		2.09	2.36	-	-	-	13.10	0.68%	0.68%	2.30%		21.92%		918,931	51%
2012	9.46	0.32		1.36	1.68	(0.40)	-	(0.40)	10.74	0.69%	0.69%	3.18%		18.05%		1,222,391	68%
2011 (8)	12.05	0.11		(2.64)	(2.53)	(0.06)	-	(0.06)	9.46	0.69%	0.69%	1.68%		(20.99%)		1,126,771	66%
Tactical International
Class P
2014 (6)	$10.39	($-	)(9)	$0.37	$0.37	$-	$-	$-	$10.76	0.59%	0.59%	(0.10%)		3.63%		$908,600	73%
2013 (16)	10.00	(-	)(9)	0.39	0.39	-	-	-	10.39	0.60%	0.60%	(0.40%)		3.87%		923,928	5%
Currency Strategies
Class I
2014 (6)	$10.26	($0.04)		($0.20)	($0.24)	$-	$-	$-	$10.02	0.88%	0.88%	(0.78%)		(2.27%)		$2,984	24%
2013	9.89	(0.07)		0.44	0.37	-	-	-	10.26	0.88%	0.88%	(0.70%)		3.72%		2,614	73%
2012 (17)	10.00	(0.02)		(0.09)	(0.11)	-	-	-	9.89	0.88%	0.88%	(0.70%)		(1.14%)		224	0%
Class P
2014 (6)	$10.28	($0.03)		($0.19)	($0.22)	$-	$-	$-	$10.06	0.68%	0.68%	(0.58%)		(2.17%)		$1,666,129	24%
2013	9.89	(0.05)		0.44	0.39	-	-	-	10.28	0.68%	0.68%	(0.50%)		3.93%		1,428,683	73%
2012 (17)	10.00	(0.01)		(0.10)	(0.11)	-	-	-	9.89	0.68%	0.68%	(0.50%)		(1.09%)		1,458,137	0%
Global Absolute Return
Class I
2014 (6)	$9.87	$0.22		($0.06)	$0.16	$-	$-	$-	$10.03	1.19%	1.19%	4.52%		1.67%		$9,324	83%
2013	9.98	0.35		(0.46)	(0.11)	-	-	-	9.87	1.09%	1.09%	3.53%		(1.15%)		7,240	93%
2012 (17)	10.00	0.06		(0.08)	(0.02)	-	-	-	9.98	1.07%	1.07%	2.44%		(0.20%)		923	45%
Class P
2014 (6)	$9.89	$0.23		($0.06)	$0.17	$-	$-	$-	$10.06	0.97%	0.97%	4.65%		1.77%		$1,619,048	83%
2013	9.99	0.36		(0.46)	(0.10)	-	-	-	9.89	0.88%	0.88%	3.59%		(0.95%)		1,936,490	93%
2012 (17)	10.00	0.05		(0.06)	(0.01)	-	-	-	9.99	0.86%	0.86%	2.10%		(0.15%)		2,029,821	45%
Precious Metals
Class I
2014 (6)	$4.40	($-	)(9)	$1.24	$1.24	$-	$-	$-	$5.64	0.93%	0.93%	(0.08%)		28.17%		$16,843	13%
2013	8.60	0.02		(4.22)	(4.20)	-	-	-	4.40	0.94%	0.94%	0.35%		(48.83%)		7,565	14%
2012 (17)	10.00	(-	)(9)	(1.40)	(1.40)	-	-	-	8.60	0.92%	0.92%	(0.00	%)(9)	(14.01%)		2,303	3%
Class P
2014 (6)	$4.41	$-	(9)	$1.25	$1.25	$-	$-	$-	$5.66	0.73%	0.73%	0.08%		28.29%		$594,333	13%
2013	8.60	0.03		(4.22)	(4.19)	-	-	-	4.41	0.74%	0.74%	0.51%		(48.74%)		477,828	14%
2012 (17)	10.00	(-	)(9)	(1.40)	(1.40)	-	-	-	8.60	0.72%	0.72%	(0.02%)		(13.96%)		820,519	3%
American Funds Asset Allocation (13)
Class I
2014 (6)	$19.05	$0.01		$0.73	$0.74	$-	$-	$-	$19.79	0.95%	0.50%	0.13%		3.89%		$1,907,715	1%
2013	15.45	0.27		3.33	3.60	-	-	-	19.05	0.96%	0.62%	1.56%		23.28%		1,555,307	0	%(18)
2012	13.79	0.32		1.82	2.14	(0.26)	(0.22)	(0.48)	15.45	0.97%	0.63%	2.12%		15.72%		571,092	5%
2011	14.30	0.24		(0.10)	0.14	(0.45)	(0.20)	(0.65)	13.79	0.97%	0.63%	1.67%		0.93%		278,159	8%
2010	12.76	0.24		1.30	1.54	-	-	-	14.30	0.98%	0.64%	1.87%		12.04%		228,288	9%
2009 (19)	10.00	0.38		2.60	2.98	(0.22)	-	(0.22)	12.76	1.00%	0.66%	3.50%		29.81%		139,137	25%

See Notes to Financial Statements	See explanation of references on B-38 and B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix-Conservative Growth
Class I
2014 (6)	$12.76	($0.02)	$0.62	$0.60	$-	$-		$-	$13.36	0.42%	0.38%	(0.38%)	4.65%	$394,072	11%
2013	11.67	(0.05)	1.14	1.09	-	-		-	12.76	0.42%	0.38%	(0.38%)	9.39%	342,779	9%
2012	11.26	0.22	0.81	1.03	(0.16)	(0.46)		(0.62)	11.67	0.43%	0.39%	1.88%	9.42%	248,916	6%
2011	11.91	0.34	-	0.34	(0.31)	(0.68)		(0.99)	11.26	0.44%	0.39%	2.82%	2.92%	134,491	47%
2010	11.19	0.38	0.77	1.15	(0.20)	(0.23)		(0.43)	11.91	0.50%	0.41%	3.21%	10.28%	129,774	22%
2009 (20)	10.00	0.20	1.22	1.42	(0.12)	(0.11)		(0.23)	11.19	0.67%	0.46%	2.67%	14.25%	41,645	7%
Pacific Dynamix-Moderate Growth
Class I
2014 (6)	$15.32	($0.03)	$0.81	$0.78	$-	$-		$-	$16.10	0.41%	0.37%	(0.37%)	5.14%	$1,405,445	6%
2013	13.32	(0.05)	2.05	2.00	-	-		-	15.32	0.42%	0.37%	(0.37%)	14.95%	1,151,519	3%
2012	12.32	0.27	1.15	1.42	(0.19)	(0.23)		(0.42)	13.32	0.42%	0.37%	2.08%	11.74%	644,608	2%
2011	12.79	0.38	(0.31)	0.07	(0.29)	(0.25)		(0.54)	12.32	0.43%	0.37%	2.97%	0.48%	289,387	9%
2010	11.77	0.27	1.13	1.40	(0.20)	(0.18)		(0.38)	12.79	0.48%	0.39%	2.19%	11.92%	158,070	10%
2009 (20)	10.00	0.18	1.78	1.96	(0.11)	(0.08)		(0.19)	11.77	0.58%	0.43%	2.41%	19.60%	70,271	1%
Pacific Dynamix-Growth
Class I
2014 (6)	$16.41	($0.03)	$0.92	$0.89	$-	$-		$-	$17.30	0.42%	0.37%	(0.37%)	5.42%	$486,005	5%
2013	13.57	(0.05)	2.89	2.84	-	-		-	16.41	0.42%	0.36%	(0.36%)	20.98%	418,668	6%
2012	12.52	0.20	1.49	1.69	(0.18)	(0.46)		(0.64)	13.57	0.42%	0.36%	1.48%	13.76%	264,131	10%
2011	13.23	0.28	(0.51)	(0.23)	(0.22)	(0.26)		(0.48)	12.52	0.43%	0.36%	2.13%	(1.85%)	188,875	6%
2010	12.10	0.20	1.47	1.67	(0.16)	(0.38)		(0.54)	13.23	0.50%	0.38%	1.58%	13.82%	108,426	22%
2009 (20)	10.00	0.12	2.32	2.44	(0.09)	(0.25)		(0.34)	12.10	0.60%	0.42%	1.57%	24.34%	53,356	14%
Portfolio Optimization Conservative
Class I
2014 (6)	$10.91	($0.02)	$0.45	$0.43	$-	$-		$-	$11.34	0.31%	0.31%	(0.31%)	3.97%	$2,623,914	5%
2013	10.59	(0.03)	0.35	0.32	-	-		-	10.91	0.31%	0.28%	(0.28%)	3.04%	2,838,674	8%
2012	9.86	0.28	0.72	1.00	(0.26)	(0.01)		(0.27)	10.59	0.31%	0.21%	2.69%	10.11%	3,773,295	42%
2011 (11)	10.00	0.11	(0.16)	(0.05)	(0.09)	-		(0.09)	9.86	0.31%	0.21%	1.73%	(0.52%)	3,552,104	11%
Portfolio Optimization Moderate-Conservative
Class I
2014 (6)	$11.34	($0.02)	$0.52	$0.50	$-	$-		$-	$11.84	0.31%	0.31%	(0.31%)	4.42%	$4,404,288	5%
2013	10.48	(0.03)	0.89	0.86	-	-		-	11.34	0.31%	0.28%	(0.28%)	8.16%	4,505,967	12%
2012	9.60	0.25	0.87	1.12	(0.24)	(-	)(9)	(0.24)	10.48	0.31%	0.21%	2.47%	11.65%	4,701,506	38%
2011 (11)	10.00	0.09	(0.42)	(0.33)	(0.07)	-		(0.07)	9.60	0.31%	0.21%	1.46%	(3.25%)	4,038,449	8%
Portfolio Optimization Moderate
Class I
2014 (6)	$11.65	($0.02)	$0.59	$0.57	$-	$-		$-	$12.22	0.31%	0.31%	(0.31%)	4.92%	$15,780,692	5%
2013	10.33	(0.03)	1.35	1.32	-	-		-	11.65	0.31%	0.28%	(0.28%)	12.74%	15,883,448	12%
2012	9.34	0.21	0.99	1.20	(0.21)	-		(0.21)	10.33	0.31%	0.21%	2.10%	12.94%	15,072,411	36%
2011 (11)	10.00	0.08	(0.68)	(0.60)	(0.06)	-		(0.06)	9.34	0.31%	0.21%	1.30%	(6.00%)	14,512,733	9%
Portfolio Optimization Growth
Class I
2014 (6)	$11.97	($0.02)	$0.65	$0.63	$-	$-		$-	$12.60	0.31%	0.31%	(0.31%)	5.25%	$13,219,203	5%
2013	10.19	(0.03)	1.81	1.78	-	-		-	11.97	0.31%	0.28%	(0.28%)	17.46%	13,367,354	14%
2012	9.09	0.17	1.11	1.28	(0.18)	-		(0.18)	10.19	0.31%	0.21%	1.76%	14.02%	12,605,307	34%
2011 (11)	10.00	0.06	(0.92)	(0.86)	(0.05)	-		(0.05)	9.09	0.31%	0.21%	1.01%	(8.60%)	12,541,915	8%
Portfolio Optimization Aggressive-Growth
Class I
2014 (6)	$12.11	($0.02)	$0.72	$0.70	$-	$-		$-	$12.81	0.31%	0.31%	(0.31%)	5.78%	$2,851,778	6%
2013	10.02	(0.03)	2.12	2.09	-	-		-	12.11	0.31%	0.28%	(0.28%)	20.86%	2,876,530	16%
2012	8.82	0.14	1.20	1.34	(0.14)	-		(0.14)	10.02	0.31%	0.21%	1.43%	15.17%	2,634,612	33%
2011 (11)	10.00	0.05	(1.19)	(1.14)	(0.04)	-		(0.04)	8.82	0.31%	0.21%	0.85%	(11.38%)	2,662,738	12%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Since January 1, 2013, no dividends and capital gains distributions have been made by the portfolios under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).
(3)	The ratios for periods of less than one full year are annualized.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

(4)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Pacific Dynamix and Portfolio Optimization Portfolios do not include expenses of their respective underlying portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix and Portfolio Optimization Portfolios invest.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the six-month period ended June 30, 2014.
(7)	“Net Realized and Unrealized Gain (Loss)” and “Total Returns” include payments by an affiliate (Pacific Life Fund Advisors LLC) to certain portfolios of the Trust that were made during 2010 to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Trust’s securities lending program during 2008. The Trust had terminated the securities lending program on April 8, 2011 for all applicable portfolios except for the Long/Short Large-Cap Portfolio (See Note 8 in Notes to Financial Statements). The payments did not have an impact greater than or equal to $0.005 per share on any of the following portfolios:

Portfolio	Payment by Affiliate Impact to Portfolio Per Share	Payment by Affiliate Impact to Total Return
Diversified Bond	$0.00	0.00%
High Yield Bond	$0.00	0.00%
Managed Bond	$0.00	0.01%
Short Duration Bond	$0.00	0.00%
Focused Growth	$0.00	0.01%
Growth	$0.00	0.00%
Mid-Cap Growth	$0.00	0.01%
Small-Cap Equity	$0.00	0.00%
Small-Cap Index	$0.00	0.00%
Health Sciences	$0.00	0.01%
Technology	$0.00	0.02%
International Value	$0.00	0.01%

(8)	Operations of Class P commenced on May 2, 2011.
(9)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(10)	The Floating Rate Income and Value Advantage Portfolios commenced operations on April 30, 2013.
(11)	The Inflation Strategy, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios commenced operations on May 2, 2011.
(12)	The Emerging Markets Debt Portfolio commenced operations on April 30, 2012.
(13)	The expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the Master Funds for the year or period ended are as follows:

	Growth	Growth-Income	Asset Allocation
June 30, 2014	17%	10%	37%
December 31, 2013	19%	19%	74%
December 31, 2012	21%	25%	61%
December 31, 2011	19%	22%	43%
December 31, 2010	28%	22%	46%
December 31, 2009	37%	24%	41%

(14)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the year or period ended are as follows:

	Class I		Class P
	Before	After	Before	After
June 30, 2014	1.56%	1.51%	1.36%	1.31%
December 31, 2013	1.45%	1.40%	1.25%	1.20%
December 31, 2012	1.37%	1.35%	1.16%	1.15%
December 31, 2011	1.36%	1.28%	1.16%	1.16%
December 31, 2010	1.36%	1.24%
December 31, 2009	1.32%	1.16%

The portfolio turnover rates, excluding securities sold short, for the same periods above were 45%, 77%, 78%, 149%, 154% and 163%, respectively.

(15)	The Mid-Cap Value Portfolio commenced operations on January 2, 2009.
(16)	The Tactical Strategy and Tactical International Portfolios commenced operations on December 6, 2013.
(17)	The Currency Strategies, Global Absolute Return and Precious Metals Portfolios commenced operation on September 28, 2012.
(18)	The portfolio turnover rate for the American Funds Asset Allocation Portfolio represents an amount that is less than 0.5%.
(19)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009.
(20)	The Pacific Dynamix-Conservative Growth, Pacific Dynamix-Moderate Growth, and Pacific Dynamix-Growth Portfolios commenced operations on May 1, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of June 30, 2014, the Trust was comprised of fifty-eight separate portfolios, forty-nine of which are presented in these financial statements: the Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy (formerly Inflation Protected), Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Tactical Strategy, Value Advantage, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Tactical International, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”); and the Focused Growth (formerly Focused 30), Health Sciences, Technology, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.

The Trust offers two separate share classes, Class I and Class P. Each portfolio presented in these financial statements, except for the Tactical Strategy Portfolio; the Tactical International Portfolio; the American Funds Asset Allocation Portfolio; the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”); and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”), offers both Class I and Class P shares. The Tactical Strategy and Tactical International Portfolios offer Class P shares only. The American Funds Asset Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios offer Class I shares only.

American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2014, the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios owned 1.55%, 1.90% and 11.20% of the Growth, Growth-Income and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Underlying Portfolios, see the Where to Go for More Information section of this report on page D-9.

The Portfolio Optimization Portfolios invest their assets in Class P shares of the Portfolio Optimization Underlying Portfolios (see Note 7C). Presently, only the Portfolio Optimization Portfolios and the Adviser and certain of its affiliates can invest in Class P shares of the Portfolio Optimization Underlying Portfolios.

On April 30, 2014, the Cash Management Portfolio was liquidated pursuant to a plan of substitution (the “Substitution Plan”) approved by the Trust’s Board of Trustees and the shareholders of record of the Cash Management Portfolio. In connection with the Substitution Plan, any shares that remained in the Cash Management Portfolio after the close of business on April 30, 2014, were substituted with Service Class shares of the Fidelity® Variable Insurance Product Money Market Portfolio, which is not affiliated with the Trust. See Special Meetings of Shareholders on page D-8 for the results of the shareholder vote approving the Substitution Plan. Because the Cash Management Portfolio was liquidated prior to June 30, 2014, no financial information for that portfolio is presented in this report.

Shares of the portfolios within the Trust are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Trust to make available.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Currently each portfolio of the Trust is either qualified as a regulated investment company (the “RIC Portfolios”) under Subchapter M of the Internal Revenue Code or treated as a partnership (the “Partnership Portfolios”) for Federal income tax purposes only. Since January 1, 2013, each of the RIC Portfolios has utilized the consent dividend provision of section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not actually paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions have been made by any portfolios since January 1, 2013 under the current dividend and distributions policy (see Note 12).

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular portfolio are charged to that portfolio (such as portfolio-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each portfolio. Generally other Trust expenses are allocated proportionately among all the portfolios in relation to the net assets of each portfolio.

E. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new portfolio on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each portfolio’s investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if the portfolio sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using reference instruments and industry pricing models pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Portfolio Optimization Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Trust based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

determined by the management of the Master Funds and not the Trust. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of June 30, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers, and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The semi-annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 7C).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an

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asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 7C).

Feeder Portfolios

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are exposed to the same risks as the corresponding Master Funds in which they invest.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a portfolio’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing (“QE”) program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending

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syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2014, no participation interest in Senior Loans was held by any of the portfolios presented in these financial statements.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each portfolio’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

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Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that a portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a portfolio must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a portfolio is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a portfolio normally will have used the collateral received to settle the short sale, a portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the

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agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt

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(Unaudited)

to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The Diversified Bond and Inflation Strategy Portfolios used futures to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Equity Index, Small-Cap Equity and Small-Cap Index Portfolios utilized futures to provide market exposure proportionate to the size of each portfolio’s cash flows and residual cash balances. The Long/Short Large-Cap Portfolio used futures contracts to maintain full exposure to the equity markets. The Tactical Strategy and Tactical International Portfolios entered into futures as a substitute for cash exposure, to provide liquidity, and as part of each portfolio’s investment strategy. The Global Absolute Return Portfolio used futures to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various markets, to provide daily liquidity for the portfolio’s inflows and outflows, and to enhance returns. The Comstock, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Emerging Markets, International

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(Unaudited)

Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Portfolios.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the portfolios entered into option contracts for the following reasons: The Diversified Bond and Inflation Strategy Portfolios purchased or wrote options to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios purchased or wrote options and swaptions on futures, currencies, volatility and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Portfolios also utilized inflation floors to hedge duration. The Emerging Markets Debt Portfolio used option contracts to gain market exposure, for hedging purposes, and as a part of the portfolio’s investment strategy. The Mid-Cap Growth Portfolio used option contracts to gain exposure to certain sectors, to hedge market and other risks on equity securities. The Tactical Strategy Portfolio purchased options on equity futures as a substitute for cash bond exposure, for purposes of liquidity, as part of the portfolio’s investment strategy. The Tactical International Portfolio purchased options on equities and currencies as a substitute for cash bond exposure, to hedge currency exposure, and as part of the portfolio’s investment strategy. The Global Absolute Return Portfolio purchased or wrote options for hedging purposes to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into forward foreign currency contracts for the following reasons: The Diversified Bond, Inflation Strategy, Short Duration Bond, Large-Cap Growth, Health Sciences, and International Value Portfolios used Forward Contracts for hedging purposes to help protect the portfolios’ returns against adverse currency movements. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the portfolio’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connection with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these portfolios’ investments and as a part these portfolios’ investment strategy. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the portfolio’s returns against adverse currency movements, and as a part of the portfolio’s investment strategy. The Tactical Strategy Portfolio entered into Forward Contracts to hedge the currency exposure associated with some of the portfolio’s securities and as part of the portfolio’s investment strategy. The Tactical International Portfolio entered into Forward Contracts in connections with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the portfolio’s securities, and as part of the portfolio’s investment strategy. The Currency Strategies Portfolio purchased and sold non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the portfolio’s returns against adverse currency movements and as a part of the portfolio’s investment strategy. The Global Absolute Return Portfolio used Forward Contracts for hedging purposes to protect the portfolio’s returns against adverse currency movements, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

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(Unaudited)

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the portfolios entered into interest rate swap contracts for the following reasons: The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the portfolio’s investment strategy. The Global Absolute Return Portfolio entered into interest rate swaps for hedging purposes, to manage interest rate and currency risk, to enhance returns, and to manage exposure to the markets.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

During the reporting period, the portfolios entered into credit default swap contracts for the following reasons: The Diversified Bond Portfolio utilized credit default swaps to manage duration and credit risk, as a substitute for physical securities and as part of the portfolio’s investment strategy. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, or emerging markets through the use of credit default swaps on credit indices. The Inflation Managed Portfolio also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market. The Tactical Strategy and Tactical International Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk on credit indices. The Global Absolute Return Portfolio entered into credit default swaps for hedging purposes, to increase or decrease credit exposure to various indices, individual issuers and securities or groups of securities, and to enhance returns.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A portfolio may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the portfolios entered into total return swap contracts for the following reasons: The Inflation Strategy Portfolio entered into total return swaps as a substitute for physical securities and as part of the portfolio’s investment strategy. The Emerging Markets Debt Portfolio entered into total return swaps to gain market exposure, for hedging purposes, and as a part of the portfolio’s investment strategy. The Global Absolute Return Portfolio entered into total return swaps to increase or decrease credit exposure to various indices, individual issuers and securities or groups of securities, as a substitute for securities, and to enhance returns.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap contracts, at value	Swap contracts, at value
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2014:

		Asset Derivative Investments Value
Portfolio	Total Value at June 30, 2014	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$3,418,287	$-	$-		$1,859,614	$1,558,673	*
Inflation Managed	7,860,366	759,028	-		987,475	6,113,863
Inflation Strategy	5,585,620	-	-		-	5,585,620	*
Managed Bond	56,665,939	5,224,167	-		4,877,928	46,563,844	*
Emerging Markets Debt	35,333,413	-	-		6,733,025	28,600,388
Equity Index	97,820	-	97,820	*	-	-
Long/Short Large-Cap	25,029	-	25,029	*	-	-
Mid-Cap Growth	620,708	-	620,708		-	-
Small-Cap Equity	86,687	-	86,687	*	-	-
Small-Cap Index	367,609	-	367,609	*	-	-
Tactical Strategy	29,569,038	-	29,569,038	*	-	-
Health Sciences	134,252	-	-		134,252	-
International Value	4,070,037	-	-		4,070,037	-
Tactical International	9,964,130	-	1,310,399	*	8,653,731	-
Currency Strategies	39,161,065	-	-		39,161,065	-
Global Absolute Return	103,412,645	31,852,934	3,518,177	*	45,495,042	22,546,492	*

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Liability Derivative Investments Value
Portfolio	Total Value at June 30, 2014	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($3,830,138)	($534,896)	$-		($745,563 )*	($2,549,679	)*
Inflation Managed	(10,222,727)	(794,718)	-		(4,689,534)	(4,738,475	)*
Inflation Strategy	(2,737,141)	-	-		(1,305,233)	(1,431,908	)*
Managed Bond	(16,853,828)	(575,493)	-		(12,679,296)	(3,599,039	)*
Short Duration Bond	(52,471)	-	-		(52,471)	-
Emerging Markets Debt	(3,097,558)	-	-		(3,041,512)	(56,046)
Comstock	(2,125,885)	-	-		(2,125,885)	-
Mid-Cap Growth	(12,750)	-	(12,750)		-	-
Tactical Strategy	(1,191,013)	(13,087)	-		(1,177,926)	-
Health Sciences	(82,227)	-	-		(82,227)	-
International Value	(2,604,791)	-	-		(2,604,791)	-
Tactical International	(11,736,598)	(8,053)	(8,384,194	)*	(3,344,351)	-
Currency Strategies	(82,450,935)	-	-		(82,450,935)	-
Global Absolute Return	(62,247,612)	(7,701,097)	-		(32,167,608)	(22,378,907	)*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2014:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($568,907)	($220,952)	$-	($3,453,320)	$3,105,365
Inflation Managed	7,282,957	(49,838)	-	5,605,814	1,726,981
Inflation Strategy	4,526,037	-	-	(6,947,948)	11,473,985
Managed Bond	25,206,553	2,268,703	-	534,144	22,403,706
Short Duration Bond	(741,636)	-	-	-	(741,636)
Emerging Markets Debt	703,794	-	-	1,264,492	(560,698)
Comstock	639,169	-	-	639,169	-
Equity Index	1,509,771	-	1,509,771	-	-
Large-Cap Growth	(759,965)	-	-	(759,965)	-
Long/Short Large-Cap	1,337,266	-	1,337,266	-	-
Mid-Cap Growth	(1,967,196)	-	(1,967,196)	-	-
Small-Cap Equity	1,004,745	-	1,004,745	-	-
Small-Cap Index	417,080	-	417,080	-	-
Tactical Strategy	174,208,335	271	174,685,691	(455,571)	(22,056)
Emerging Markets	78,511	-	78,511	-	-
International Small-Cap	88,185	-	89,642	(1,457)	-
International Value	(1,365,017)	-	25,840	(1,390,857)	-
Tactical International	67,426,368	129	64,244,515	3,450,654	(268,930)
Currency Strategies	17,277,218	-	-	17,277,218	-
Global Absolute Return	(31,742,853)	(11,575,080)	2,013,135	(12,768,294)	(9,412,614)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$3,473,475	$104,870	$-	$1,120,562	$2,248,043
Inflation Managed	(16,721,907)	147,214	-	(12,681,690)	(4,187,431)
Inflation Strategy	8,811,011	-	-	2,492,996	6,318,015
Managed Bond	(10,418,229)	1,037,257	-	(66,642)	(11,388,844)
Short Duration Bond	(476,152)	-	-	(52,471)	(423,681)
Emerging Markets Debt	5,677,081	-	-	4,797,325	879,756
Comstock	(1,625,148)	-	-	(1,625,148)	-
Equity Index	(773,554)	-	(773,554)	-	-
Large-Cap Growth	(385,403)	-	-	(385,403)	-
Long/Short Large-Cap	(11,541)	-	(11,541)	-	-
Mid-Cap Growth	(1,308,467)	-	(1,308,467)	-	-
Small-Cap Equity	(32,378)	-	(32,378)	-	-
Small-Cap Index	(69,655)	-	(69,655)	-	-
Tactical Strategy	(42,996,610)	(1,638)	(41,715,537)	(1,279,435)	-
Health Sciences	52,025	-	-	52,025	-
International Value	4,727,702	-	-	4,727,702	-
Tactical International	(34,332,166)	(1,008)	(45,172,795)	10,841,637	-
Currency Strategies	(41,990,362)	-	-	(41,990,362)	-
Global Absolute Return	(16,221,310)	(6,474,248)	(1,555,598)	1,870,923	(10,062,387)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of June 30, 2014 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable portfolio for the period ended June 30, 2014.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of June 30, 2014:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
Diversified Bond
Foreign currency contracts	$1,859,614	$111,228	$-	$1,748,386	($559,402)	($111,228)	$-	($448,174)
Inflation Managed
Swaps	2,649,839	649,008	1,036,266	964,565	(2,154,406)	(649,008)	(797,876)	(707,522)
Options	39,847	26,825	6,744	6,278	(216,288)	(26,825)	(100,417)	(89,046)
Foreign currency contracts	987,475	858,273	66,916	62,286	(4,689,534)	(858,273)	(2,030,606)	(1,800,655)
Sale-buyback financing					(1,077,824,343)	(1,077,824,343)	-	-
Inflation Strategy
Swaps	5,069,900	-	5,069,900	-	-	-	-	-
Foreign currency contracts	-	-	-	-	(1,305,233)	-	-	(1,305,233)
Managed Bond
Swaps	8,471,953	516,727	6,209,137	1,746,089	(896,006)	(516,727)	(120,712)	(258,567)
Options	-	-	-	-	(1,044,837)	-	(332,537)	(712,300)
Foreign currency contracts	4,877,928	4,825,988	40,540	11,400	(12,589,853)	(4,825,988)	(2,470,980)	(5,292,885)
Short Duration Bond
Foreign currency contracts	-	-	-	-	(52,471)	-	-	(52,471)
Emerging Markets Debt
Swaps	28,600,388	26,956	-	28,573,432	(56,046)	(26,956)	-	(29,090)
Foreign currency contracts	6,733,025	2,781,252	-	3,951,773	(3,041,512)	(2,781,252)	-	(260,260)
Comstock
Foreign currency contracts	-	-	-	-	(2,125,885)	-	-	(2,125,885)
Tactical Strategy
Swaps	-	-	-	-	(13,087)	-	(8,054)	(5,033)
Foreign currency contracts	-	-	-	-	(1,177,926)	-	(724,891)	(453,035)
Health Sciences
Foreign currency contracts	134,252	65,387	-	68,865	(82,227)	(65,387)	-	(16,840)
International Value
Foreign currency contracts	4,070,037	930,053	-	3,139,984	(2,604,791)	(930,053)	-	(1,674,738)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
Tactical International
Swaps	$-	$-	$-	$-	($8,053)	$-	($8,053)	$-
Options	1,684	-	837	847	-	-	-	-
Foreign currency contracts	8,652,047	2,640,455	2,989,163	3,022,429	(3,344,351)	(2,640,455)	(703,896)	-
Currency Strategies
Foreign currency contracts	39,161,065	39,161,065	-	-	(82,450,935)	(39,161,065)	(32,043,122)	(11,246,748)
Global Absolute Return
Swaps	69,831,990	18,409,841	38,982,340	12,439,809	(18,409,841)	(18,409,841)	-	-
Options	8,919,532	3,341,924	4,228,299	1,349,309	(3,341,924)	(3,341,924)	-	-
Foreign currency contracts	22,075,519	14,205,668	5,966,013	1,903,838	(28,825,684)	(14,205,668)	(1,950,121)	(12,669,895)

As of June 30, 2014, certain portfolios had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable portfolio presented in these financial statements except for the Global Absolute Return Portfolio, exceeded the value of the repurchase agreements as of June 30, 2014. For the Global Absolute Return Portfolio (see page A-157), the value of the related collateral (Republic of Ghana) of $2,687,705 held by the portfolio for one of the repurchase agreements (Barclays PLC), which was entered into by the portfolio for the purposes of selling a security short, exceeded 95% of the value of the repurchase price of the repurchase agreement ($2,693,966) as of June 30, 2014. As discussed in Note 4 on page C-9, in the case of a repurchase agreement entered into by a portfolio for the purposes of selling a security short, the value of the collateral delivered to a portfolio must be equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.

As of June 30, 2014, the total value of securities out on loan for the Long/Short Large-Cap Portfolio was $32,419,031, and the cash collateral received was $33,189,422 (see Note (c) in Notes to Schedules of Investments and Statements of Assets and Liabilities).

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Adviser to each portfolio of the Trust and manages the Pacific Dynamix and Portfolio Optimization Portfolios directly. PLFA also manages the Floating Rate Income and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Floating Rate Income, High Yield Bond, American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios, PLFA has retained other investment management firms to sub-advise each portfolio, as discussed later in this section. PLFA receives investment advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Diversified Bond High Yield Bond Inflation Managed Managed Bond Short Duration Bond	0.40% of first $4 billion 0.38% on excess	Equity Index	0.05% of first $4 billion 0.03% on excess
Floating Rate Income	0.65% of first $1 billion 0.62% of next $1 billion 0.59% of next $2 billion 0.57% on excess	Growth	0.55% of first $4 billion 0.53% on excess
Floating Rate Loan (1) American Funds Growth (2) American Funds Growth-Income (2) Small-Cap Equity (1) Small-Cap Value American Funds Asset Allocation (2)	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess
Inflation Strategy	0.40% of first $200 million 0.35% of next $800 million 0.34% of next $1 billion 0.33% on excess	Long/Short Large-Cap (1)	1.00% of the first $4 billion 0.98% on excess
Emerging Markets Debt	0.785% of first $1 billion 0.755% of next $1 billion 0.725% of next $2 billion 0.705% on excess	Main Street Core	0.45% of first $4 billion 0.43% on excess
Comstock (1) Focused Growth Large-Cap Growth (1)	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess	Mid-Cap Equity International Value	0.65% of first $4 billion 0.63% on excess
Dividend Growth	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess	Mid-Cap Growth (1)	0.70% of first $4 billion 0.68% on excess

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess	International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess
Small-Cap Growth	0.60% of first $4 billion 0.58% on excess	International Small-Cap (1)	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess
Small-Cap Index	0.30% of first $4 billion 0.28% on excess	Currency Strategies	0.65% on first $3 billion 0.63% on excess
Tactical Strategy Tactical International	0.55% of first $1 billion 0.50% on excess	Global Absolute Return	0.80% on first $3 billion 0.78% on excess
Value Advantage	0.66% of first $4 billion 0.64% on excess	Precious Metals	0.75% on first $100 million 0.70% on next $400 million 0.65% on next $500 million 0.60% on excess
Health Sciences Technology	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess	Pacific Dynamix – Conservative Growth Pacific Dynamix – Moderate Growth Pacific Dynamix – Growth	0.20%
Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess	Portfolio Optimization Conservative Portfolio Optimization Moderate-Conservative Portfolio Optimization Moderate Portfolio Optimization Growth Portfolio Optimization Aggressive-Growth	0.10%
Emerging Markets	0.80% of first $4 billion 0.78% on excess

(1)	PLFA agreed to waive 0.10%, 0.10%, 0.015%, 0.045%, 0.05%, 0.05% and 0.02% of its advisory fee through April 30, 2015 for the Floating Rate Loan, Small-Cap Equity, Comstock, Large-Cap Growth, Long/Short Large-Cap, Mid-Cap Growth and International Small-Cap Portfolios, respectively. The agreements can be terminated upon ninety days’ prior written notice by the Trust or if the investment agreements or sub-advisory agreements are terminated. There is no guarantee that PLFA will continue such waivers after that date.
(2)	PLFA agreed to waive a portion of its advisory fees for each Feeder Portfolio so that its total annual investment advisory fee does not exceed 0.30% until the earlier of April 30, 2015 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its advisory fees after that date. As a shareholder of the Master Funds, each Feeder Portfolio also pays an advisory fee, and other expenses of the Master Fund.

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2014, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise thirty-six of the forty-nine portfolios presented in these financial statements. The following firms serve as sub-advisers for their respective portfolios: Western Asset Management Company for the Diversified Bond and Inflation Strategy Portfolios; Eaton Vance Investment Managers for the Floating Rate Loan and Global Absolute Return Portfolios; Pacific Investment Management Company LLC for the Inflation Managed, Managed Bond, Tactical Strategy and Tactical International Portfolios; T. Rowe Price Associates, Inc. for the Short Duration Bond and Dividend Growth Portfolios; Ashmore Investment Management Limited for the Emerging Markets Debt Portfolio; Invesco Advisers, Inc. for the Comstock Portfolio; BlackRock Investment Management, LLC for the Equity Index, Large-Cap Growth, Small-Cap Index and Health Sciences Portfolios; Janus Capital Management LLC for the Focused Growth Portfolio; MFS Investment Management for the Growth and International Large-Cap Portfolios; ClearBridge Investments, LLC for the Large-Cap Value Portfolio; J.P. Morgan Investment Management Inc. for the Long/Short Large-Cap, Value Advantage and International Value Portfolios; OppenheimerFunds, Inc. for the Main Street Core and Emerging Markets Portfolios; Scout Investments, Inc. for the Mid-Cap Equity Portfolio; Ivy Investment Management Company for the Mid-Cap Growth and Technology Portfolios; BlackRock Capital Management, Inc. for the Mid-Cap Value Portfolio; BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co- sub-advisers) for the Small-Cap Equity Portfolio; Lord Abbett & Co. LLC for the Small-Cap Growth Portfolio; AllianceBernstein L.P. and NFJ Investment Group LLC (co- sub-advisers) for the Small-Cap Value Portfolio; Morgan Stanley Investment Management Inc. for the Real Estate Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; Macro Currency Group and UBS Global Asset Management (Americas) Inc. (co-sub-advisers) for the Currency Strategies Portfolio and Wells Capital Management Incorporated for the Precious Metals Portfolio. PLFA, as Adviser to each portfolio of the Trust, pays the related portfolio management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust.

Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is the Adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the investment adviser to the Master Funds. For the period ended June 30, 2014, CRMC received advisory fees of 0.33%, 0.27% and 0.29% from the Growth, Growth-Income and Asset Allocation Master Funds, respectively, and an administrative fee of 0.01% for administrative services provided by CRMC and its affiliates, based on the annual percentage of average daily net assets of each Master Fund.

Pursuant to an Agreement for Administration and Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Trust’s securities lending program, maintaining the Trust’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. Pursuant to a Service Plan, the Distributor receives from the Trust a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees earned by the Adviser, including any advisory fee waiver, the service fees earned by the Distributor (applicable to Class I shares only), and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each portfolio presented in these financial statements for the period ended June 30, 2014 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2014 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each portfolio (other than the Portfolio Optimization and Pacific Dynamix Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% based on a percentage of a portfolio’s average daily net assets through April 30, 2015. These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds) fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of counsel or other persons or services retained by the independent trustees). In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each portfolio for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Portfolios that exceed an annual rate of 0.59% of a portfolio’s average daily net assets through April 30, 2015. There is no guarantee that PLFA will continue to cap or reimburse upon the expiration of the applicable expense cap agreements.

Any reimbursement is subject to recoupment by PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement took place) to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolios, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable portfolios presented in these financial statements for the period ended June 30, 2014 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of June 30, 2014 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2014 that are subject to recoupment by PLFA from the portfolios presented in these financial statements are as follows:

	Expiration
Portfolio	2014	2015	2016	2017
Pacific Dynamix – Conservative Growth	$63,518	$76,176	$130,618	$77,064
Pacific Dynamix – Moderate Growth	131,597	239,686	441,533	274,109
Pacific Dynamix – Growth	117,915	164,359	199,018	117,793

There was no recoupment of expense reimbursement by PLFA from any portfolios presented in these financial statements for the period ended June 30, 2014.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED PORTFOLIOS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2014 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2014	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (3)	Change in Unrealized Depreciation	As of June 30, 2014
							Ending Value	Share Balance
American Funds® Asset Allocation
American Funds Insurance Series® Asset Allocation Fund – Class 1	$1,555,907,783	$288,907,341	$94,915,098	$11,226,095	$4,819,265	($25,069,182)	$1,908,254,210	85,841,395

(1)	Purchased cost excludes distributions received and reinvested.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain includes distributions from capital gains, if any.

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation	As of June 30, 2014
						Ending Value	Share Balance

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$-	$35,356,670	$372,598	$246	$48,688	$35,033,006	3,498,378
PD Aggregate Bond Index ‘P’	182,856,819	22,832,459	36,799,511	1,618,777	5,456,747	175,965,291	15,552,134
PD High Yield Bond Market ‘P’	20,437,329	2,363,595	413,730	27,276	1,131,623	23,546,093	1,782,157
PD Large-Cap Growth Index ‘P’	38,703,628	3,573,327	758,504	245,856	2,333,886	44,098,193	1,963,290
PD Large-Cap Value Index ‘P’	46,099,747	2,504,536	896,414	283,286	3,581,056	51,572,211	2,372,356
PD Small-Cap Growth Index ‘P’	6,906,219	1,275,495	137,910	47,925	188,981	8,280,710	387,808
PD Small-Cap Value Index ‘P’	10,128,484	1,742,519	206,865	60,753	440,332	12,165,223	621,730
PD Emerging Markets ‘P’	6,699,721	881,049	137,910	(16,677)	535,202	7,961,385	506,486
PD International Large-Cap ‘P’	31,014,619	3,423,726	620,594	134,278	1,584,991	35,537,020	2,074,511
Total	$342,846,566	$73,953,376	$40,344,036	$2,401,720	$15,301,506	$394,159,132

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$-	$81,320,970	$-	$-	$111,583	$81,432,553	8,131,812
PD Aggregate Bond Index ‘P’	396,951,585	69,029,290	76,381,091	3,623,967	12,055,676	405,279,427	35,819,337
PD High Yield Bond Market ‘P’	56,630,112	8,398,894	-	-	3,294,875	68,323,881	5,171,300
PD Large-Cap Growth Index ‘P’	173,747,265	25,967,928	-	-	12,216,213	211,931,406	9,435,369
PD Large-Cap Value Index ‘P’	224,090,888	24,793,050	-	-	19,430,059	268,313,997	12,342,624
PD Small-Cap Growth Index ‘P’	35,475,757	8,290,923	-	-	1,389,994	45,156,674	2,114,808
PD Small-Cap Value Index ‘P’	58,309,135	11,111,029	-	-	2,915,843	72,336,007	3,696,888
PD Emerging Markets ‘P’	44,761,724	8,200,841	-	-	3,719,663	56,682,228	3,605,999
PD International Large-Cap ‘P’	161,757,502	25,240,667	-	-	9,280,457	196,278,626	11,457,973
Total	$1,151,723,968	$262,353,592	$76,381,091	$3,623,967	$64,414,363	$1,405,734,799

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$-	$14,233,613	$215,538	$113	$19,399	$14,037,587	1,401,786
PD Aggregate Bond Index ‘P’	73,586,571	10,157,620	14,960,805	715,420	2,148,823	71,647,629	6,332,348
PD High Yield Bond Market ‘P’	8,043,938	1,317,215	180,229	9,362	458,001	9,648,287	730,260
PD Large-Cap Growth Index ‘P’	80,121,442	8,366,528	1,712,176	720,413	4,672,801	92,169,008	4,103,444
PD Large-Cap Value Index ‘P’	94,627,124	6,255,633	1,982,520	774,895	7,125,069	106,800,201	4,912,881
PD Small-Cap Growth Index ‘P’	25,231,650	5,122,305	540,687	216,938	615,858	30,646,064	1,435,237
PD Small-Cap Value Index ‘P’	33,649,562	5,377,019	720,916	237,268	1,352,296	39,895,229	2,038,932
PD Emerging Markets ‘P’	24,164,429	4,227,290	540,687	14,793	1,958,433	29,824,258	1,897,354
PD International Large-Cap ‘P’	79,318,198	9,424,347	1,712,176	414,366	3,993,200	91,437,935	5,337,786
Total	$418,742,914	$64,481,570	$22,565,734	$3,103,568	$22,343,880	$486,106,198

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2014
						Ending Value	Share Balance

Portfolio Optimization Conservative
Diversified Bond ‘P’	$352,192,804	$29,904,307	$47,930,547	$3,933,066	$15,593,386	$353,693,016	30,905,322
Floating Rate Income ‘P’	51,492,683	18,480,818	4,760,343	140,940	1,028,908	66,383,006	6,352,182
Floating Rate Loan ‘P’	122,798,220	487,484	32,907,439	2,341,036	(639,084)	92,080,217	11,290,189
High Yield Bond ‘P’	141,881,426	1,136,307	17,622,781	2,324,484	4,523,209	132,242,645	17,157,130
Inflation Managed ‘P’	170,911,270	18,722	46,635,073	(4,924,783)	14,631,131	134,001,267	11,562,741
Inflation Strategy ‘P’	171,214,119	-	45,618,422	293,017	6,874,836	132,763,550	12,765,868
Managed Bond ‘P’	424,943,076	12,956,536	46,132,287	2,009,498	11,962,533	405,739,356	31,824,959
Short Duration Bond ‘P’	411,940,425	10,958,682	30,652,836	855,306	3,430,303	396,531,880	40,298,017
Emerging Markets Debt ‘P’	201,308,382	1,144,505	29,125,048	868,629	10,753,408	184,949,876	17,112,981
Comstock ‘P’	74,395,157	635,681	15,473,695	4,545,568	(423,528)	63,679,183	4,734,969
Dividend Growth ‘P’	10,042,004	2,257,919	-	-	747,081	13,047,004	862,795
Equity Index ‘P’	50,114,795	140,512	13,717,197	3,913,795	(1,062,659)	39,389,246	889,206
Growth ‘P’	21,054,737	3,991,011	-	-	863,648	25,909,396	1,312,975
Large-Cap Growth ‘P’	44,978,822	1,168,270	6,623,876	2,018,368	(1,715,445)	39,826,139	4,777,954
Large-Cap Value ‘P’	104,446,339	5,379,879	22,657,436	8,227,074	(2,257,248)	93,138,608	5,043,425
Main Street Core ‘P’	10,221,385	16,271,193	3,138,241	582,086	941,611	24,878,034	822,718
Mid-Cap Equity ‘P’	29,889,369	91,891	5,015,939	1,439,358	(5,563)	26,399,116	1,511,100
Mid-Cap Growth ‘P’	-	13,284,722	1,245,601	49,413	649,330	12,737,864	1,184,127
Mid-Cap Value ‘P’	28,954,693	191,466	5,228,116	1,744,142	790,718	26,452,903	1,257,641
Value Advantage ‘P’	29,625,322	169,012	5,853,958	878,182	1,197,482	26,016,040	2,054,456
International Large-Cap ‘P’	67,249,514	1,376,969	6,056,544	1,299,689	573,645	64,443,273	7,400,703
International Value ‘P’	39,269,049	1,391,454	1,369,172	271,221	370,198	39,932,750	3,007,947
Currency Strategies ‘P’	86,650,312	578,321	12,341,805	272,887	(1,950,360)	73,209,355	7,279,695
Global Absolute Return ‘P’	172,015,245	1,680,162	46,721,268	(282,757)	2,750,064	129,441,446	12,860,225
Precious Metals ‘P’	21,542,373	3,626,425	4,086,798	(3,445,006)	9,764,135	27,401,129	4,842,981
Total	$2,839,131,521	$127,322,248	$450,914,422	$29,355,213	$79,391,739	$2,624,286,299

Portfolio Optimization Moderate – Conservative
Diversified Bond ‘P’	$420,876,766	$23,236,341	$2,517,991	$248,275	$24,486,891	$466,330,282	40,747,447
Floating Rate Income ‘P’	73,775,787	146,172	3,407,799	102,256	1,365,941	71,982,357	6,887,984
Floating Rate Loan ‘P’	170,896,848	5,716	41,930,839	3,018,490	(604,961)	131,385,254	16,109,479
High Yield Bond ‘P’	195,859,414	68,268	13,685,842	1,886,621	7,939,940	192,068,401	24,918,910
Inflation Managed ‘P’	188,940,723	206,023	43,028,599	(4,371,503)	15,532,561	157,279,205	13,571,355
Inflation Strategy ‘P’	201,615,664	10,861	54,886,228	460,358	8,068,067	155,268,722	14,929,851
Managed Bond ‘P’	502,701,811	42,662	13,477,626	563,136	16,354,093	506,184,076	39,703,536
Short Duration Bond ‘P’	443,571,193	46,971	15,162,349	424,593	4,267,509	433,147,917	44,019,164
Emerging Markets Debt ‘P’	173,978,065	41,175,026	1,438,546	98,030	12,910,357	226,722,932	20,978,144
American Funds Growth-Income ‘P’	56,286,965	-	34,705,484	10,781,339	(8,740,865)	23,621,955	1,590,106
Comstock ‘P’	160,135,965	-	25,779,198	8,099,963	957,944	143,414,674	10,663,831
Dividend Growth ‘P’	93,125,279	-	19,113,486	5,964,493	(1,585,639)	78,390,647	5,183,955
Growth ‘P’	70,479,053	38,565	8,440,337	1,554,321	241,414	63,873,016	3,236,804
Large-Cap Growth ‘P’	113,871,892	129,691	15,132,952	3,955,998	(3,345,270)	99,479,359	11,934,569
Large-Cap Value ‘P’	220,504,825	-	45,046,652	14,475,730	(1,999,777)	187,934,126	10,176,571
Main Street Core ‘P’	119,848,018	-	24,233,508	6,323,790	101,525	102,039,825	3,374,462
Mid-Cap Equity ‘P’	28,208,600	511,132	-	-	1,645,201	30,364,933	1,738,105
Mid-Cap Growth ‘P’	9,668,633	34,863,509	1,079,889	297,932	1,937,110	45,687,295	4,247,146
Mid-Cap Value ‘P’	97,237,838	40,297,164	10,865,028	2,659,416	8,554,632	137,884,022	6,555,373
Small-Cap Equity ‘P’	68,772,478	-	15,529,117	4,690,534	(2,413,399)	55,520,496	2,609,412
Small-Cap Growth ‘P’	1,471,274	361,232	-	-	10,326	1,842,832	122,670
Small-Cap Index ‘P’	27,331,350	2,142	5,078,541	1,578,346	(934,713)	22,898,584	1,290,347
Small-Cap Value ‘P’	1,475,150	22,199,594	-	-	1,318,342	24,993,086	1,289,738
Tactical Strategy ‘P’	147,520,622	-	17,840,385	531,794	8,472,595	138,684,626	12,684,702
Value Advantage ‘P’	73,698,898	5,491,978	8,149,099	1,172,994	4,554,231	76,769,002	6,062,358
Emerging Markets ‘P’	55,539,133	32,163,512	765,411	38,357	5,804,445	92,780,036	5,364,600
International Large-Cap ‘P’	69,471,443	14,365	6,017,326	1,103,043	457,760	65,029,285	7,468,001
International Small-Cap ‘P’	109,799,080	-	17,674,377	4,231,509	1,734,555	98,090,767	8,345,109
International Value ‘P’	55,081,974	-	8,061,690	1,919,237	(1,397,544)	47,541,977	3,581,114
Tactical International ‘P’	94,077,640	-	6,093,936	200,827	2,964,351	91,148,882	8,467,754
Currency Strategies ‘P’	133,395,498	23,290,819	1,143,758	23,953	(2,683,880)	152,882,632	15,202,142
Global Absolute Return ‘P’	272,370,463	-	54,547,026	(245,923)	4,474,883	222,052,397	22,061,279
Precious Metals ‘P’	55,072,421	729,922	8,683,168	(8,831,180)	23,312,835	61,600,830	10,887,567
Total	$4,506,660,763	$225,031,665	$523,516,187	$62,956,729	$133,761,460	$4,404,894,430

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2014
						Ending Value	Share Balance

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,198,523,214	$-	$20,160,201	$1,631,827	$67,122,187	$1,247,117,027	108,971,766
Floating Rate Income ‘P’	142,603,329	-	954,145	29,369	2,875,281	144,553,834	13,832,340
Floating Rate Loan ‘P’	296,571,233	40,298	12,219,389	935,610	3,844,106	289,171,858	35,456,095
High Yield Bond ‘P’	510,164,141	-	48,330,871	7,124,263	18,635,397	487,592,930	63,260,193
Inflation Managed ‘P’	351,795,133	105,107,486	2,414,196	(205,380)	25,971,057	480,254,100	41,440,309
Inflation Strategy ‘P’	426,166,732	364,481	-	-	20,113,473	446,644,686	42,947,083
Managed Bond ‘P’	1,339,588,655	-	16,298,523	667,002	44,732,178	1,368,689,312	107,355,818
Short Duration Bond ‘P’	858,152,738	-	12,949,642	361,415	8,819,680	854,384,191	86,827,794
Emerging Markets Debt ‘P’	434,352,792	180,359,601	4,892,554	338,920	35,442,838	645,601,597	59,736,011
American Funds Growth-Income ‘P’	248,067,005	-	171,242,088	57,475,336	(49,452,812)	84,847,441	5,711,483
Comstock ‘P’	671,577,197	-	220,601,100	70,475,282	(37,096,199)	484,355,180	36,015,016
Dividend Growth ‘P’	203,731,124	225,082	-	-	11,202,639	215,158,845	14,228,403
Growth ‘P’	203,382,241	113,900	-	-	5,898,461	209,394,602	10,611,200
Large-Cap Growth ‘P’	459,083,649	-	56,998,506	14,717,845	(12,494,680)	404,308,308	48,504,991
Large-Cap Value ‘P’	825,459,529	-	143,157,500	46,662,496	2,622,189	731,586,714	39,615,180
Long/Short Large-Cap ‘P’	593,899,240	-	113,456,755	32,100,967	7,433,630	519,977,082	38,102,042
Main Street Core ‘P’	342,997,052	32,410	192,712	63,532	21,682,355	364,582,637	12,056,767
Mid-Cap Equity ‘P’	300,851,137	-	60,112,947	6,887,671	7,813,864	255,439,725	14,621,509
Mid-Cap Growth ‘P’	232,646,897	-	14,107,625	(382,786)	9,402,011	227,558,497	21,154,111
Mid-Cap Value ‘P’	530,756,140	-	69,543,866	18,968,095	29,397,268	509,577,637	24,226,675
Small-Cap Equity ‘P’	151,541,741	557,345	-	-	6,604,890	158,703,976	7,458,939
Small-Cap Growth ‘P’	150,493,357	107,319,836	19,875,554	3,662,919	2,499,693	244,100,251	16,248,722
Small-Cap Index ‘P’	161,274,592	-	67,032,348	20,605,942	(18,517,014)	96,331,172	5,428,312
Small-Cap Value ‘P’	130,849,961	54,962,220	30,004,014	6,373,926	3,485,339	165,667,432	8,549,066
Tactical Strategy ‘P’	856,966,432	-	99,045,029	4,172,086	49,747,998	811,841,487	74,254,571
Value Advantage ‘P’	325,975,924	-	6,834,948	1,040,743	25,486,459	345,668,178	27,297,012
Real Estate ‘P’	316,943,108	-	39,501,541	4,140,612	50,490,004	332,072,183	16,471,180
Emerging Markets ‘P’	505,060,758	119,277,472	6,355,292	321,620	39,344,069	657,648,627	38,025,658
International Large-Cap ‘P’	415,221,867	-	28,027,623	5,396,315	4,663,263	397,253,822	45,620,861
International Small-Cap ‘P’	517,254,713	31,580	63,509,151	15,225,313	13,637,907	482,640,362	41,060,812
International Value ‘P’	346,414,308	-	110,574,060	16,841,674	(14,845,194)	237,836,728	17,915,124
Tactical International ‘P’	328,629,053	-	15,915,400	761,632	10,770,098	324,245,383	30,122,479
Currency Strategies ‘P’	606,624,748	145,021,598	-	-	(11,783,984)	739,862,362	73,569,458
Global Absolute Return ‘P’	743,499,519	128,446	127,857,604	(505,622)	12,357,555	627,622,294	62,355,330
Precious Metals ‘P’	158,718,227	457,868	11,789,007	(12,227,301)	55,376,159	190,535,946	33,676,054
Total	$15,885,837,486	$713,999,623	$1,593,954,191	$323,661,323	$453,282,165	$15,782,826,406

Portfolio Optimization Growth
Diversified Bond ‘P’	$798,323,607	$39,224	$39,248,854	$3,637,772	$41,908,159	$804,659,908	70,310,331
Floating Rate Income ‘P’	-	78,201,905	-	-	749,708	78,951,613	7,554,871
Floating Rate Loan ‘P’	-	117,302,858	-	-	984,396	118,287,254	14,503,500
Inflation Managed ‘P’	117,977,120	73,846,571	877,574	(170,231)	9,906,222	200,682,108	17,316,517
Inflation Strategy ‘P’	148,287,978	1,188,275	-	-	7,044,059	156,520,312	15,050,198
Managed Bond ‘P’	916,880,149	190,828	18,054,002	891,518	30,226,338	930,134,831	72,956,941
Short Duration Bond ‘P’	199,391,667	145,191	3,280,740	108,140	2,042,038	198,406,296	20,163,272
Emerging Markets Debt ‘P’	145,427,433	112,216,233	2,029,494	141,050	14,077,523	269,832,745	24,966,995
American Funds Growth ‘P’	52,299,414	-	-	-	2,870,906	55,170,320	4,299,161
American Funds Growth-Income ‘P’	210,428,993	-	146,225,483	49,078,813	(42,324,710)	70,957,613	4,776,493
Comstock ‘P’	544,421,082	-	82,784,279	26,556,429	5,354,574	493,547,806	36,698,548
Dividend Growth ‘P’	253,498,602	-	19,988,684	5,907,032	6,745,102	246,162,052	16,278,637
Growth ‘P’	197,538,932	-	9,286,207	2,639,153	2,809,690	193,701,568	9,815,946
Large-Cap Growth ‘P’	393,535,932	-	33,345,908	8,587,882	(6,488,171)	362,289,735	43,464,010
Large-Cap Value ‘P’	773,836,795	-	135,026,142	43,853,102	2,056,815	684,720,570	37,077,393
Long/Short Large-Cap ‘P’	692,342,728	-	64,896,921	17,112,574	30,244,811	674,803,192	49,447,140
Main Street Core ‘P’	379,343,439	-	50,518,659	17,039,168	4,659,837	350,523,785	11,591,840
Mid-Cap Equity ‘P’	418,232,850	-	38,499,957	4,183,487	17,879,694	401,796,074	22,999,026
Mid-Cap Growth ‘P’	290,083,671	-	26,124,292	(672,338)	11,627,281	274,914,322	25,556,366
Mid-Cap Value ‘P’	497,145,556	-	29,666,130	7,138,120	39,322,631	513,940,177	24,434,082
Small-Cap Equity ‘P’	622,799,015	-	369,231,433	109,216,642	(102,314,192)	260,470,032	12,241,849
Small-Cap Growth ‘P’	201,902,044	-	13,075,525	2,420,181	(4,204,968)	187,041,732	12,450,578
Small-Cap Index ‘P’	50,415,371	163,997	-	-	1,538,221	52,117,589	2,936,854
Small-Cap Value ‘P’	144,997,191	130,336,509	15,179,141	3,346,574	12,811,096	276,312,229	14,258,756
Tactical Strategy ‘P’	835,911,017	-	65,358,439	2,949,088	51,337,733	824,839,399	75,443,417
Value Advantage ‘P’	329,811,101	44,738	14,866,308	2,645,326	24,179,415	341,814,272	26,992,674
Real Estate ‘P’	370,191,414	308,811	25,537,064	5,471,842	59,177,119	409,612,122	20,317,254
Emerging Markets ‘P’	638,614,822	298,979	66,233	3,384	38,486,733	677,337,685	39,164,092
International Large-Cap ‘P’	473,000,131	-	22,206,417	4,089,025	7,505,199	462,387,938	53,100,901
International Small-Cap ‘P’	578,345,214	-	63,069,560	14,857,842	17,343,942	547,477,438	46,576,851
International Value ‘P’	387,141,001	-	45,498,702	7,050,382	(2,729,125)	345,963,556	26,059,811
Tactical International ‘P’	412,731,708	-	20,943,083	892,082	13,448,498	406,129,205	37,729,507
Currency Strategies ‘P’	496,199,865	103,385,706	-	-	(9,802,815)	589,782,756	58,646,040
Global Absolute Return ‘P’	619,494,754	489,659	102,470,443	(337,397)	10,328,453	527,505,026	52,408,511
Precious Metals ‘P’	178,808,521	2,217,468	-	-	51,173,302	232,199,291	41,039,793
Total	$13,369,359,117	$620,376,952	$1,457,355,674	$338,636,642	$349,975,514	$13,220,992,551

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2014
						Ending Value	Share Balance

Portfolio Optimization Aggressive – Growth
Diversified Bond ‘P’	$64,522,595	$17,163,472	$476,599	$48,523	$3,982,390	$85,240,381	7,448,214
Managed Bond ‘P’	77,125,881	19,605,217	456,087	24,094	2,876,049	99,175,154	7,778,997
American Funds Growth ‘P’	18,095,477	-	-	-	993,327	19,088,804	1,487,500
American Funds Growth-Income ‘P’	44,252,738	-	30,460,347	10,223,647	(8,787,861)	15,228,177	1,025,081
Comstock ‘P’	131,699,204	-	34,697,065	11,151,921	(4,084,894)	104,069,166	7,738,232
Dividend Growth ‘P’	71,062,458	-	2,868,652	872,818	2,885,133	71,951,757	4,758,152
Growth ‘P’	36,025,191	117,757	-	-	1,048,018	37,190,966	1,884,675
Large-Cap Growth ‘P’	94,511,511	-	9,328,728	2,436,261	(1,906,191)	85,712,853	10,282,997
Large-Cap Value ‘P’	184,920,498	-	46,151,913	15,049,005	(4,755,332)	149,062,258	8,071,672
Long/Short Large-Cap ‘P’	139,681,933	-	12,669,861	3,348,452	6,248,349	136,608,873	10,010,205
Main Street Core ‘P’	75,433,811	-	6,938,734	2,290,095	2,090,716	72,875,888	2,410,009
Mid-Cap Equity ‘P’	82,676,776	-	3,972,166	464,092	4,113,820	83,282,522	4,767,137
Mid-Cap Growth ‘P’	70,040,324	-	4,402,459	(116,180)	2,828,839	68,350,524	6,353,947
Mid-Cap Value ‘P’	124,578,022	20,941,425	11,588,026	2,854,540	9,821,685	146,607,646	6,970,117
Small-Cap Equity ‘P’	130,580,162	-	49,063,602	14,540,561	(11,513,488)	84,543,633	3,973,472
Small-Cap Growth ‘P’	62,978,656	28,593,920	5,467,507	1,030,418	424,667	87,560,154	5,828,510
Small-Cap Index ‘P’	61,416,128	-	33,597,931	9,964,085	(9,929,533)	27,852,749	1,569,517
Small-Cap Value ‘P’	49,107,317	41,985,825	7,294,312	1,576,216	3,606,791	88,981,837	4,591,799
Tactical Strategy ‘P’	237,586,939	-	17,511,890	770,798	14,684,537	235,530,384	21,542,638
Value Advantage ‘P’	79,839,700	100,029	8,994,926	1,621,037	4,743,069	77,308,909	6,104,994
Real Estate ‘P’	110,020,548	39,747	11,129,992	2,260,388	16,721,224	117,911,915	5,848,573
Emerging Markets ‘P’	145,435,395	22,676,501	1,452,088	74,549	10,455,226	177,189,583	10,245,213
International Large-Cap ‘P’	141,827,259	157,324	2,811,936	612,854	3,183,468	142,968,969	16,418,640
International Small-Cap ‘P’	165,748,373	-	17,444,521	4,112,244	5,146,689	157,562,785	13,404,714
International Value ‘P’	91,015,166	87,706	4,711,642	777,897	429,239	87,598,366	6,598,374
Tactical International ‘P’	88,491,495	-	4,486,236	191,983	2,883,782	87,081,024	8,089,849
Currency Strategies ‘P’	105,551,127	7,124,624	-	-	(2,228,958)	110,446,793	10,982,462
Global Absolute Return ‘P’	129,052,531	221,244	18,790,067	(72,888)	2,172,124	112,582,944	11,185,305
Precious Metals ‘P’	63,686,805	800,883	-	-	18,118,019	82,605,707	14,600,049
Total	$2,876,964,020	$159,615,674	$346,767,287	$86,107,410	$76,250,904	$2,852,170,721

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Life Funds. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2014, such expenses were increased by $11,672 for all applicable portfolios presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2014, the total amount in the DCP Liability accounts was $346,790 for all applicable portfolios presented in these financial statements.

E. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and PLFA and received no compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the portfolio’s net assets.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the portfolio manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

9. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line up to a maximum of $75,000. As of June 30, 2014, the actual interest rate on borrowing by the Trust was 1.35%. The committed line of credit will expire on August 31, 2014, unless renewed and applies to all portfolios presented in these financial statements except the American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios. The commitment fees and interest incurred by the Trust are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable portfolio had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Managed Bond	1.35%	$2,732,071
Focused Growth	1.34%	394,934
Growth	1.34%	778,277
Large-Cap Growth	1.35%	2,128,795
Long/Short Large-Cap	1.34%	556,588
Mid-Cap Value	1.34%	2,513,676
Small-Cap Equity	1.34%	1,976,576

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Small-Cap Index	1.34%	$1,676,801
Real Estate	1.35%	1,163,003
Technology	1.34%	253,325
International Large-Cap	1.34%	19,579
International Small-Cap	1.34%	1,102,941
International Value	1.34%	2,165,208

As of June 30, 2014, none of the portfolios presented in these financial statements had loans outstanding in connection with this line of credit.

10. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2014, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $1,010,231 and $451,581, respectively (see details in the Notes to Schedule of Investments).

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2014, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Diversified Bond	$3,193,092,128	$3,152,203,873
Inflation Managed	489,693,817	465,682,013
Inflation Strategy	253,728,022	299,055,083
Managed Bond	6,652,034,582	8,711,513,357
Short Duration Bond	266,668,158	267,411,953
Tactical Strategy	-	841,725,085
Tactical International	18,602,053	388,407,183
Currency Strategies	135,407,571	25,000,000
Global Absolute Return	-	160,307,586

	Other Securities
Portfolio	Purchases	Sales
Diversified Bond	$671,435,654	$664,866,836
Floating Rate Income	311,637,256	205,420,808
Floating Rate Loan	312,027,320	255,198,659
High Yield Bond	425,260,378	506,662,437
Inflation Managed	249,970,633	96,821,788
Inflation Strategy	-	13,990,234
Managed Bond	1,429,089,461	366,951,891
Short Duration Bond	414,447,197	292,719,318
Emerging Markets Debt	712,840,071	321,332,461
American Funds Growth	36,444,145	11,796,312
American Funds Growth-Income	40,608,372	400,583,666
Comstock	135,035,619	456,536,698
Dividend Growth	71,384,329	102,626,850
Equity Index	19,570,598	14,684,789
Focused Growth	42,635,463	49,381,377
Growth	162,662,359	196,620,929
Large-Cap Growth	660,094,616	794,524,272
Large-Cap Value	226,305,711	594,034,063
Long/Short Large-Cap	1,185,583,423	1,378,871,425
Main Street Core	390,181,162	483,127,481
Mid-Cap Equity	794,368,594	895,789,918
Mid-Cap Growth	285,736,888	282,465,804
Mid-Cap Value	408,746,066	468,435,062
Small-Cap Equity	118,539,404	544,135,539
Small-Cap Growth	920,950,356	827,895,231

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Index	$81,458,857	$222,310,494
Small-Cap Value	457,852,973	267,195,871
Tactical Strategy	1,206,313,893	363,223,223
Value Advantage	166,647,878	164,136,305
Health Sciences	228,997,570	220,797,037
Real Estate	146,149,376	169,977,427
Technology	100,947,365	101,582,544
Emerging Markets	439,930,101	299,649,094
International Large-Cap	104,191,292	150,129,606
International Small-Cap	355,083,187	493,028,754
International Value	402,430,092	548,642,207
Tactical International	564,020,739	169,726,497
Currency Strategies	377,227,342	317,088,364
Global Absolute Return	1,032,932,083	1,015,064,573
Precious Metals	85,467,251	67,772,137
American Funds Asset Allocation	383,822,439	11,226,095
Pacific Dynamix – Conservative Growth	73,953,376	40,344,036
Pacific Dynamix – Moderate Growth	262,353,592	76,381,091
Pacific Dynamix – Growth	64,481,570	22,565,734
Portfolio Optimization Conservative	127,322,248	450,914,422
Portfolio Optimization Moderate-Conservative	225,031,665	523,516,187
Portfolio Optimization Moderate	713,999,623	1,593,954,191
Portfolio Optimization Growth	620,376,952	1,457,355,674
Portfolio Optimization Aggressive-Growth	159,615,674	346,767,287

12. FEDERAL INCOME TAX INFORMATION

Currently each portfolio of the Trust is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) or treated as a partnership for Federal income tax purposes only. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. All portfolios except for the Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Tactical Strategy, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Tactical International, Currency Strategies and Global Absolute Return Portfolios, have elected to be taxed as a partnership (instead of a RIC).

Since January 1, 2013, each portfolio that qualifies as a RIC intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes. Under this provision, the insurance company separate accounts that are the record shareholders of the RIC Portfolios consent to treat specified amounts as dividend income and capital gains for tax purposes even though dividends and capital gains are not actually paid (either in cash or by reinvestment in additional shares) by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Each partner, which would be Pacific Life and PL&A through their respective separate accounts, is required to report its respective share of income, gains, losses, deductions and credits of each Partnership Portfolio. Under the Trust’s current dividend and distributions policy, no dividends and capital gains distributions have been made by any portfolios since January 1, 2013 (see Note 2B).

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

There were no post-October losses deferred by any portfolios presented in these financial statements as of December 31, 2013. The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of December 31, 2013 (only applicable to portfolios electing to be taxed as a RIC for Federal income tax purposes):

		Distributable Earnings
Portfolio	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-term Capital Gains
Diversified Bond	$-	$98,489,834	$2,077,410
Floating Rate Income	(2,304,003)	6,768,333	-
Floating Rate Loan	(230,515,340)	37,516,715	-
High Yield Bond	-	77,646,665	20,961,788
Inflation Managed	(8,026,995)	692,137	-
Inflation Strategy	(8,185,497)	-	-
Managed Bond	-	59,526,538	3,370,433
Short Duration Bond	(81,433,631)	26,973,712	-
Emerging Markets Debt	(28,636,981)	44,860,680	-
Tactical Strategy	-	18,923,690	28,737,843
Emerging Markets	-	10,057,766	115,434,817
International Large-Cap	-	31,534,445	31,816,680
International Small-Cap	(175,460,726)	32,803,427	-
International Value	(1,333,674,249)	39,322,456	-
Tactical International	-	9,952,129	15,915,397
Currency Strategies	-	41,972,173	-
Global Absolute Return	-	-	430,660

Accumulated capital losses represent net capital loss carryovers as of December 31, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable portfolios electing to be taxed as a RIC for the year ended December 31, 2013:

	Capital Loss Carryover Utilized in 2013	Net Capital Loss Carryover Expiring in			Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover
Portfolio		2016	2017	2018	Short-Term	Long-Term
Floating Rate Income	$-	$-	$-	$-	($2,304,003)	$-	($2,304,003)
Floating Rate Loan	11,204,467	(27,806,389)	(117,819,019)	(84,889,932)	-	-	(230,515,340)
High Yield Bond	15,574,017	-	-	-	-	-	-
Inflation Managed	-	-	-	-	(8,026,995)	-	(8,026,995)
Inflation Strategy	-	-	-	-	(7,974,035)	(211,462)	(8,185,497)
Short Duration Bond	4,140,199	-	(81,433,631)	-	-	-	(81,433,631)
Emerging Markets Debt	-	-	-	-	(18,814,726)	(9,822,255)	(28,636,981)
International Large-Cap	163,926,791	-	-	-	-	-	-
International Small-Cap	66,968,592	-	(175,460,726)	-	-	-	(175,460,726)
International Value	171,914,091	(177,748,089)	(948,743,595)	(82,194,234)	(59,957,374)	(65,030,957)	(1,333,674,249)
Currency Strategies	2,060	-	-	-	-	-	-

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of June 30, 2014, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Diversified Bond	$3,217,107,148	$137,768,884	($24,125,517)	$113,643,367
Floating Rate Income	404,967,783	2,032,212	(633,373)	1,398,839
Floating Rate Loan	790,469,793	6,534,592	(6,154,283)	380,309
High Yield Bond	1,164,780,656	59,287,500	(5,112,228)	54,175,272
Inflation Managed	2,497,767,750	34,154,554	(137,545,065)	(103,390,511)
Inflation Strategy	880,028,145	12,025,767	(6,226,310)	5,799,457
Managed Bond	4,932,541,120	133,961,666	(29,152,623)	104,809,043
Short Duration Bond	2,265,953,746	23,954,616	(5,616,754)	18,337,862
Emerging Markets Debt	1,263,071,756	29,842,592	(9,540,423)	20,302,169
American Funds Growth	244,584,641	121,073,985	(34,801)	121,039,184
American Funds Growth-Income	331,268,400	153,562,365	(11,981)	153,550,384
Comstock	1,030,751,957	514,022,411	(3,294,368)	510,728,043
Dividend Growth	622,081,331	283,724,225	(303,233)	283,420,992
Equity Index	671,780,681	576,924,172	(4,428,556)	572,495,616
Focused Growth	97,288,442	23,351,054	(1,602,886)	21,748,168
Growth	835,468,099	184,644,632	(5,701,919)	178,942,713
Large-Cap Growth	1,025,444,796	133,808,495	(6,951,947)	126,856,548
Large-Cap Value	1,489,603,557	781,411,383	(11,720,980)	769,690,403
Long/Short Large-Cap	1,552,811,638	304,162,165	(4,948,175)	299,213,990
Main Street Core	1,235,015,228	315,201,008	(2,435,640)	312,765,368

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Mid-Cap Equity	$1,006,153,418	$157,615,087	($10,272,940)	$147,342,147
Mid-Cap Growth	822,131,623	79,924,586	(26,657,842)	53,266,744
Mid-Cap Value	1,163,644,905	302,998,477	(17,246,178)	285,752,299
Small-Cap Equity	464,651,419	166,261,824	(8,273,854)	157,987,970
Small-Cap Growth	621,518,121	65,911,242	(12,789,435)	53,121,807
Small-Cap Index	507,705,301	192,777,690	(20,098,588)	172,679,102
Small-Cap Value	652,096,187	135,861,956	(7,292,284)	128,569,672
Tactical Strategy	2,060,817,523	2,335,712	(518,785)	1,816,927
Value Advantage	753,512,370	133,120,380	(5,217,742)	127,902,638
Health Sciences	231,446,636	51,382,035	(1,383,341)	49,998,694
Real Estate	946,129,645	266,267,559	(5,226,133)	261,041,426
Technology	87,634,694	8,554,843	(1,946,402)	6,608,441
Emerging Markets	1,734,450,455	374,762,153	(50,743,770)	324,018,383
International Large-Cap	1,268,262,808	411,895,027	(13,104,356)	398,790,671
International Small-Cap	1,009,824,113	366,810,038	(32,521,833)	334,288,205
International Value	978,674,298	147,907,706	(20,988,451)	126,919,255
Tactical International	910,153,105	1,084,055	(224,307)	859,748
Currency Strategies	1,700,953,296	11,766,967	(851,175)	10,915,792
Global Absolute Return	1,578,622,126	47,286,072	(22,442,113)	24,843,959
Precious Metals	864,737,492	16,425,372	(279,154,338)	(262,728,966)
American Funds Asset Allocation	1,677,716,156	233,780,025	(3,241,971)	230,538,054
Pacific Dynamix – Conservative Growth	345,134,414	49,024,718	-	49,024,718
Pacific Dynamix – Moderate Growth	1,188,676,813	217,057,986	-	217,057,986
Pacific Dynamix – Growth	386,586,936	99,519,262	-	99,519,262
Portfolio Optimization Conservative	2,409,917,093	227,032,902	(12,663,696)	214,369,206
Portfolio Optimization Moderate-Conservative	3,926,552,939	528,670,238	(50,328,747)	478,341,491
Portfolio Optimization Moderate	13,640,333,615	2,296,109,838	(153,617,047)	2,142,492,791
Portfolio Optimization Growth	11,145,558,214	2,248,905,671	(173,471,334)	2,075,434,337
Portfolio Optimization Aggressive-Growth	2,363,652,377	535,269,136	(46,750,792)	488,518,344

Each portfolio recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each portfolio remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after December 31, 2009.

13. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2014 and the year or periods ended December 31, 2013 were as follows:

	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	3,260,524	2,989,306	1,821,571	1,978,007	3,275,932	14,968,594
Shares repurchased	(2,075,877)	(4,923,495)	(415,486)	(196,586)	(3,801,802)	(4,072,710)
Net increase (decrease)	1,184,647	(1,934,189)	1,406,085	1,781,421	(525,870)	10,895,884
Shares outstanding, beginning of year or period	11,905,749	13,839,938	1,781,421	-	25,454,479	14,558,595
Shares outstanding, end of year or period	13,090,396	11,905,749	3,187,506	1,781,421	24,928,609	25,454,479
Class P
Shares sold	6,253,283	1,926,556	9,354,302	30,505,731	14,569,292	256,025
Shares repurchased	(9,872,296)	(27,440,465)	(883,588)	(4,349,068)	(10,761,658)	(42,074,708)
Net increase (decrease)	(3,619,013)	(25,513,909)	8,470,714	26,156,663	3,807,634	(41,818,683)
Shares outstanding, beginning of year or period	262,002,093	287,516,002	26,156,663	-	73,551,628	115,370,311
Shares outstanding, end of year or period	258,383,080	262,002,093	34,627,377	26,156,663	77,359,262	73,551,628

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	High Yield Bond		Inflation Managed		Inflation Strategy
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	6,784,775	17,704,740	951,044	2,727,179	318,793	964,498
Shares repurchased	(7,265,711)	(23,831,345)	(5,455,089)	(17,970,580)	(330,171)	(1,300,909)
Net decrease	(480,936)	(6,126,605)	(4,504,045)	(15,243,401)	(11,378)	(336,411)
Shares outstanding, beginning of year or period	57,267,648	63,394,253	52,064,563	67,307,964	1,960,082	2,296,493
Shares outstanding, end of year or period	56,786,712	57,267,648	47,560,518	52,064,563	1,948,704	1,960,082
Class P
Shares sold	158,272	385,435	15,887,885	3,609,335	156,315	2,196,262
Shares repurchased	(10,581,237)	(16,573,179)	(8,247,327)	(1,989,610)	(9,845,724)	(6,765,788)
Net increase (decrease)	(10,422,965)	(16,187,744)	7,640,558	1,619,725	(9,689,409)	(4,569,526)
Shares outstanding, beginning of year or period	115,759,197	131,946,941	76,250,364	74,630,639	95,382,410	99,951,936
Shares outstanding, end of year or period	105,336,232	115,759,197	83,890,922	76,250,364	85,693,001	95,382,410

	Managed Bond		Short Duration Bond		Emerging Markets Debt
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	2,447,871	7,147,473	5,455,084	13,125,014	381,423	1,420,613
Shares repurchased	(8,110,844)	(22,077,215)	(1,957,524)	(7,084,452)	(304,286)	(546,924)
Net increase (decrease)	(5,662,973)	(14,929,742)	3,497,560	6,040,562	77,137	873,689
Shares outstanding, beginning of year or period	116,208,830	131,138,572	35,519,765	29,479,203	1,595,200	721,511
Shares outstanding, end of year or period	110,545,857	116,208,830	39,017,325	35,519,765	1,672,337	1,595,200
Class P
Shares sold	2,608,333	1,337,436	1,137,205	1,169,790	32,317,374	8,273,440
Shares repurchased	(7,515,055)	(25,181,092)	(6,344,603)	(29,687,317)	(3,603,901)	(4,907,693)
Net increase (decrease)	(4,906,722)	(23,843,656)	(5,207,398)	(28,517,527)	28,713,473	3,365,747
Shares outstanding, beginning of year or period	264,526,973	288,370,629	196,515,645	225,033,172	94,080,658	90,714,911
Shares outstanding, end of year or period	259,620,251	264,526,973	191,308,247	196,515,645	122,794,131	94,080,658

	American Funds Growth		American Funds Growth-Income		Comstock
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	1,753,658	2,883,219	1,387,118	2,472,603	2,047,882	6,806,337
Shares repurchased	(1,226,066)	(3,062,575)	(1,371,593)	(2,344,335)	(2,155,747)	(2,686,790)
Net increase (decrease)	527,592	(179,356)	15,525	128,268	(107,865)	4,119,547
Shares outstanding, beginning of year or period	22,184,084	22,363,440	19,510,325	19,382,057	20,922,380	16,802,833
Shares outstanding, end of year or period	22,711,676	22,184,084	19,525,850	19,510,325	20,814,515	20,922,380
Class P
Shares sold	-	-	-	-	49,813	49,906
Shares repurchased	-	(241,378)	(27,123,282)	(2,367,425)	(29,580,217)	(77,079,856)
Net increase (decrease)	-	(241,378)	(27,123,282)	(2,367,425)	(29,530,404)	(77,029,950)
Shares outstanding, beginning of year or period	5,786,661	6,028,039	40,226,444	42,593,869	125,381,000	202,410,950
Shares outstanding, end of year or period	5,786,661	5,786,661	13,103,162	40,226,444	95,850,596	125,381,000

	Dividend Growth		Equity Index		Focused Growth
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	1,229,599	4,081,733	1,451,759	3,520,275	494,112	1,160,648
Shares repurchased	(852,112)	(2,154,768)	(1,489,557)	(3,444,295)	(956,838)	(2,738,655)
Net increase (decrease)	377,487	1,926,965	(37,798)	75,980	(462,726)	(1,578,007)
Shares outstanding, beginning of year or period	19,824,405	17,897,440	27,879,306	27,803,326	7,550,929	9,128,936
Shares outstanding, end of year or period	20,201,892	19,824,405	27,841,508	27,879,306	7,088,203	7,550,929
Class P
Shares sold	178,200	1,121,330	3,364	146,276	-	-
Shares repurchased	(2,917,416)	(14,855,693)	(325,682)	(35,198,574)	-	-
Net increase (decrease)	(2,739,216)	(13,734,363)	(322,318)	(35,052,298)	-	-
Shares outstanding, beginning of year or period	44,051,158	57,785,521	1,211,524	36,263,822	843	843
Shares outstanding, end of year or period	41,311,942	44,051,158	889,206	1,211,524	843	843

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Growth		Large-Cap Growth		Large-Cap Value
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	435,555	652,020	2,385,471	4,328,043	1,372,041	2,944,128
Shares repurchased	(2,053,762)	(4,423,895)	(3,172,025)	(7,615,091)	(2,021,638)	(4,005,264)
Net decrease	(1,618,207)	(3,771,875)	(786,554)	(3,287,048)	(649,597)	(1,061,136)
Shares outstanding, beginning of year or period	27,837,670	31,609,545	24,353,396	27,640,444	24,560,827	25,621,963
Shares outstanding, end of year or period	26,219,463	27,837,670	23,566,842	24,353,396	23,911,230	24,560,827
Class P
Shares sold	229,205	26,600,618	162,702	4,937,667	305,449	50,216
Shares repurchased	(924,981)	(5,362,009)	(14,764,362)	(61,001,643)	(22,414,451)	(72,039,078)
Net increase (decrease)	(695,776)	21,238,609	(14,601,660)	(56,063,976)	(22,109,002)	(71,988,862)
Shares outstanding, beginning of year or period	27,557,375	6,318,766	133,566,181	189,630,157	122,093,243	194,082,105
Shares outstanding, end of year or period	26,861,599	27,557,375	118,964,521	133,566,181	99,984,241	122,093,243

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	604,515	1,745,727	306,914	321,758	991,269	1,880,542
Shares repurchased	(443,022)	(1,478,642)	(1,642,424)	(3,465,362)	(2,086,293)	(6,153,881)
Net increase (decrease)	161,493	267,085	(1,335,510)	(3,143,604)	(1,095,024)	(4,273,339)
Shares outstanding, beginning of year or period	4,707,815	4,440,730	24,309,150	27,452,754	25,389,158	29,662,497
Shares outstanding, end of year or period	4,869,308	4,707,815	22,973,640	24,309,150	24,294,134	25,389,158
Class P
Shares sold	-	665,653	569,279	667,117	36,449	1,013,035
Shares repurchased	(14,798,629)	(35,795,631)	(2,943,481)	(10,071,158)	(6,436,739)	(13,085,232)
Net decrease	(14,798,629)	(35,129,978)	(2,374,202)	(9,404,041)	(6,400,290)	(12,072,197)
Shares outstanding, beginning of year or period	112,358,016	147,487,994	32,629,999	42,034,040	52,037,168	64,109,365
Shares outstanding, end of year or period	97,559,387	112,358,016	30,255,797	32,629,999	45,636,878	52,037,168

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	1,448,135	4,176,470	1,465,843	5,887,549	378,064	1,969,797
Shares repurchased	(2,066,609)	(4,890,207)	(1,219,888)	(2,856,536)	(495,133)	(1,473,394)
Net increase (decrease)	(618,474)	(713,737)	245,955	3,031,013	(117,069)	496,403
Shares outstanding, beginning of year or period	25,763,436	26,477,173	7,821,920	4,790,907	4,070,074	3,573,671
Shares outstanding, end of year or period	25,144,962	25,763,436	8,067,875	7,821,920	3,953,005	4,070,074
Class P
Shares sold	4,716,339	320,122	3,101,861	487,738	28,591	688,388
Shares repurchased	(4,525,764)	(9,941,776)	(6,446,807)	(26,540,522)	(21,486,754)	(16,860,349)
Net increase (decrease)	190,575	(9,621,654)	(3,344,946)	(26,052,784)	(21,458,163)	(16,171,961)
Shares outstanding, beginning of year or period	58,305,121	67,926,775	66,788,835	92,841,619	47,741,835	63,913,796
Shares outstanding, end of year or period	58,495,696	58,305,121	63,443,889	66,788,835	26,283,672	47,741,835

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	1,631,709	2,783,370	1,079,424	3,636,841	735,615	2,943,031
Shares repurchased	(1,914,673)	(1,540,525)	(3,051,089)	(4,715,956)	(1,212,666)	(2,804,083)
Net increase (decrease)	(282,964)	1,242,845	(1,971,665)	(1,079,115)	(477,051)	138,948
Shares outstanding, beginning of year or period	12,260,211	11,017,366	29,333,249	30,412,364	14,163,366	14,024,418
Shares outstanding, end of year or period	11,977,247	12,260,211	27,361,584	29,333,249	13,686,315	14,163,366
Class P
Shares sold	9,698,246	124,170	9,703	73,398	13,578,432	81,338
Shares repurchased	(2,533,466)	(7,180,365)	(6,229,051)	(12,274,357)	(2,888,005)	(6,410,784)
Net increase (decrease)	7,164,780	(7,056,195)	(6,219,348)	(12,200,959)	10,690,427	(6,329,446)
Shares outstanding, beginning of year or period	27,485,699	34,541,894	17,444,378	29,645,337	17,998,933	24,328,379
Shares outstanding, end of year or period	34,650,479	27,485,699	11,225,030	17,444,378	28,689,360	17,998,933

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Tactical Strategy (2)		Value Advantage (1)		Health Sciences
	2014	2013	2014	2013	2014	2013
Class I
Shares sold			805,111	341,222	1,114,832	2,809,203
Shares repurchased			(135,707)	(22,985)	(1,403,470)	(1,806,360)
Net increase (decrease)			669,404	318,237	(288,638)	1,002,843
Shares outstanding, beginning of year or period			318,237	-	11,930,742	10,927,899
Shares outstanding, end of year or period			987,641	318,237	11,642,104	11,930,742
Class P
Shares sold	-	203,406,186	478,111	74,168,325	-	-
Shares repurchased	(19,133,198)	(347,660)	(3,695,735)	(2,439,206)	-	-
Net increase (decrease)	(19,133,198)	203,058,526	(3,217,624)	71,729,119	-	-
Shares outstanding, beginning of year or period	203,058,526	-	71,729,119	-	773	773
Shares outstanding, end of year or period	183,925,328	203,058,526	68,511,495	71,729,119	773	773

	Real Estate		Technology		Emerging Markets
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	2,452,205	2,454,401	2,272,475	3,308,794	1,414,508	4,030,447
Shares repurchased	(1,578,590)	(2,851,384)	(2,159,608)	(3,403,974)	(3,162,299)	(6,049,162)
Net increase (decrease)	873,615	(396,983)	112,867	(95,180)	(1,747,791)	(2,018,715)
Shares outstanding, beginning of year or period	16,928,212	17,325,195	16,121,955	16,217,135	28,619,078	30,637,793
Shares outstanding, end of year or period	17,801,827	16,928,212	16,234,822	16,121,955	26,871,287	28,619,078
Class P
Shares sold	20,079	120,200	-	-	10,871,768	10,839,283
Shares repurchased	(3,870,391)	(3,122,660)	-	-	(503,655)	(2,391,844)
Net increase (decrease)	(3,850,312)	(3,002,460)	-	-	10,368,113	8,447,439
Shares outstanding, beginning of year or period	46,487,319	49,489,779	1,837	1,837	82,431,451	73,984,012
Shares outstanding, end of year or period	42,637,007	46,487,319	1,837	1,837	92,799,564	82,431,451

	International Large-Cap		International Small-Cap		International Value
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	4,897,527	11,043,016	1,436,914	2,570,759	663,031	1,789,019
Shares repurchased	(3,539,675)	(9,940,636)	(1,152,280)	(2,506,193)	(1,832,347)	(4,367,035)
Net increase (decrease)	1,357,852	1,102,380	284,634	64,566	(1,169,316)	(2,578,016)
Shares outstanding, beginning of year or period	65,017,324	63,914,944	7,095,892	7,031,326	30,042,690	32,620,706
Shares outstanding, end of year or period	66,375,176	65,017,324	7,380,526	7,095,892	28,873,374	30,042,690
Class P
Shares sold	193,786	1,679,462	2,855	831,162	120,696	769,849
Shares repurchased	(7,772,132)	(84,104,671)	(14,296,595)	(12,822,024)	(13,125,548)	(44,406,497)
Net decrease	(7,578,346)	(82,425,209)	(14,293,740)	(11,990,862)	(13,004,852)	(43,636,648)
Shares outstanding, beginning of year or period	137,587,452	220,012,661	123,681,225	135,672,087	70,167,221	113,803,869
Shares outstanding, end of year or period	130,009,106	137,587,452	109,387,485	123,681,225	57,162,369	70,167,221

	Tactical International (2)		Currency Strategies		Global Absolute Return
	2014	2013	2014	2013	2014	2013
Class I
Shares sold			157,597	383,975	256,221	1,026,959
Shares repurchased			(114,688)	(151,799)	(60,453)	(385,510)
Net increase			42,909	232,176	195,768	641,449
Shares outstanding, beginning of year or period			254,846	22,670	733,921	92,472
Shares outstanding, end of year or period			297,755	254,846	929,689	733,921
Class P
Shares sold	-	89,117,390	28,048,725	1,523,379	252,553	570,873
Shares repurchased	(4,539,213)	(168,587)	(1,318,873)	(9,989,632)	(35,183,100)	(8,054,227)
Net increase (decrease)	(4,539,213)	88,948,803	26,729,852	(8,466,253)	(34,930,547)	(7,483,354)
Shares outstanding, beginning of year or period	88,948,803	-	138,949,945	147,416,198	195,801,196	203,284,550
Shares outstanding, end of year or period	84,409,590	88,948,803	165,679,797	138,949,945	160,870,649	195,801,196

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Precious Metals		American Funds Asset Allocation		Pacific Dynamix-Conservative Growth
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	2,712,566	2,233,912	15,573,670	44,960,723	3,280,142	8,097,282
Shares repurchased	(1,445,049)	(782,446)	(821,458)	(275,679)	(633,436)	(2,574,641)
Net increase	1,267,517	1,451,466	14,752,212	44,685,044	2,646,706	5,522,641
Shares outstanding, beginning of year or period	1,719,254	267,788	81,643,516	36,958,472	26,855,745	21,333,104
Shares outstanding, end of year or period	2,986,771	1,719,254	96,395,728	81,643,516	29,502,451	26,855,745
Class P
Shares sold	1,639,473	17,505,970
Shares repurchased	(4,940,984)	(4,525,327)
Net increase (decrease)	(3,301,511)	12,980,643
Shares outstanding, beginning of year or period	108,347,954	95,367,311
Shares outstanding, end of year or period	105,046,443	108,347,954

	Pacific Dynamix-Moderate Growth		Pacific Dynamix-Growth		Portfolio Optimization Conservative
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	12,315,211	29,197,375	3,230,114	7,269,454	2,857,724	13,262,571
Shares repurchased	(219,870)	(2,393,519)	(650,062)	(1,230,806)	(31,721,853)	(109,427,919)
Net increase (decrease)	12,095,341	26,803,856	2,580,052	6,038,648	(28,864,129)	(96,165,348)
Shares outstanding, beginning of year or period	75,180,003	48,376,147	25,509,304	19,470,656	260,185,316	356,350,664
Shares outstanding, end of year or period	87,275,344	75,180,003	28,089,356	25,509,304	231,321,187	260,185,316

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
	2014	2013	2014	2013	2014	2013
Class I
Shares sold	1,797,912	13,622,516	2,020,072	22,345,051	1,466,685	6,379,982
Shares repurchased	(27,204,400)	(64,735,082)	(74,368,062)	(117,534,465)	(68,943,201)	(126,599,001)
Net decrease	(25,406,488)	(51,112,566)	(72,347,990)	(95,189,414)	(67,476,516)	(120,219,019)
Shares outstanding, beginning of year or period	397,520,797	448,633,363	1,363,435,334	1,458,624,748	1,116,806,912	1,237,025,931
Shares outstanding, end of year or period	372,114,309	397,520,797	1,291,087,344	1,363,435,334	1,049,330,396	1,116,806,912

	Portfolio Optimization Aggressive-Growth
	2014	2013
Class I
Shares sold	810,676	3,812,425
Shares repurchased	(15,731,443)	(29,229,822)
Net decrease	(14,920,767)	(25,417,397)
Shares outstanding, beginning of year or period	237,573,718	262,991,115
Shares outstanding, end of year or period	222,652,951	237,573,718

(1)	Operations commenced on April 30, 2013.
(2)	Operations commenced on December 06, 2013.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2014 to June 30, 2014.

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses and expense reductions (see Note 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/14” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/14-06/30/14” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2014 to June 30, 2014.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/14-06/30/14.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Diversified Bond
Actual
Class I	$1,000.00	$1,056.80	0.63%	$3.21
Class P	1,000.00	1,057.90	0.43%	2.19
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Floating Rate Income
Actual
Class I	$1,000.00	$1,019.40	0.92%	$4.61
Class P	1,000.00	1,020.40	0.72%	3.61
Hypothetical
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class P	1,000.00	1,021.22	0.72%	3.61

Floating Rate Loan
Actual
Class I	$1,000.00	$1,015.30	0.93%	$4.65
Class P	1,000.00	1,016.30	0.73%	3.65
Hypothetical
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class P	1,000.00	1,021.17	0.73%	3.66

High Yield Bond
Actual
Class I	$1,000.00	$1,051.30	0.63%	$3.20
Class P	1,000.00	1,052.30	0.43%	2.19
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Inflation Managed
Actual
Class I	$1,000.00	$1,064.10	0.68%	$3.48
Class P	1,000.00	1,065.10	0.48%	2.46
Hypothetical
Class I	$1,000.00	$1,021.42	0.68%	$3.41
Class P	1,000.00	1,022.41	0.48%	2.41

Inflation Strategy
Actual
Class I	$1,000.00	$1,046.10	0.59%	$2.99
Class P	1,000.00	1,047.20	0.39%	1.98
Hypothetical
Class I	$1,000.00	$1,021.87	0.59%	$2.96
Class P	1,000.00	1,022.86	0.39%	1.96

Managed Bond
Actual
Class I	$1,000.00	$1,033.10	0.63%	$3.18
Class P	1,000.00	1,034.10	0.43%	2.17
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Short Duration Bond
Actual
Class I	$1,000.00	$1,009.80	0.63%	$3.14
Class P	1,000.00	1,010.80	0.43%	2.14
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Emerging Markets Debt
Actual
Class I	$1,000.00	$1,063.60	1.02%	$5.22
Class P	1,000.00	1,064.60	0.82%	4.20
Hypothetical
Class I	$1,000.00	$1,019.74	1.02%	$5.11
Class P	1,000.00	1,020.73	0.82%	4.11

American Funds Growth (2)
Actual
Class I	$1,000.00	$1,053.90	0.52%	$2.65
Class P	1,000.00	1,054.90	0.32%	1.63
Hypothetical
Class I	$1,000.00	$1,022.22	0.52%	$2.61
Class P	1,000.00	1,023.21	0.32%	1.61

American Funds Growth-Income (2)
Actual
Class I	$1,000.00	$1,067.90	0.52%	$2.67
Class P	1,000.00	1,069.00	0.32%	1.64
Hypothetical
Class I	$1,000.00	$1,022.22	0.52%	$2.61
Class P	1,000.00	1,023.21	0.32%	1.61

Comstock
Actual
Class I	$1,000.00	$1,064.70	0.91%	$4.66
Class P	1,000.00	1,065.70	0.71%	3.64
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Dividend Growth
Actual
Class I	$1,000.00	$1,053.90	0.89%	$4.53
Class P	1,000.00	1,054.90	0.69%	3.52
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Equity Index
Actual
Class I	$1,000.00	$1,069.90	0.28%	$1.44
Class P	1,000.00	1,070.90	0.10%	0.51
Hypothetical
Class I	$1,000.00	$1,023.41	0.28%	$1.40
Class P	1,000.00	1,024.30	0.10%	0.50

Focused Growth
Actual
Class I	$1,000.00	$1,008.50	0.97%	$4.83
Class P	1,000.00	1,009.60	0.75%	3.74
Hypothetical
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class P	1,000.00	1,021.08	0.75%	3.76

Growth
Actual
Class I	$1,000.00	$1,028.00	0.77%	$3.87
Class P	1,000.00	1,029.00	0.58%	2.92
Hypothetical
Class I	$1,000.00	$1,020.98	0.77%	$3.86
Class P	1,000.00	1,021.92	0.58%	2.91

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Large-Cap Growth
Actual
Class I	$1,000.00	$1,005.60	0.89%	$4.43
Class P	1,000.00	1,006.60	0.69%	3.43
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Large-Cap Value
Actual
Class I	$1,000.00	$1,068.00	0.82%	$4.20
Class P	1,000.00	1,069.00	0.62%	3.18
Hypothetical
Class I	$1,000.00	$1,020.73	0.82%	$4.11
Class P	1,000.00	1,021.72	0.62%	3.11

Long/Short Large-Cap
Actual
Class I	$1,000.00	$1,074.30	2.26%	$11.62
Class P	1,000.00	1,075.30	2.07%	10.65
Hypothetical
Class I	$1,000.00	$1,013.59	2.26%	$11.28
Class P	1,000.00	1,014.53	2.07%	10.34

Main Street Core
Actual
Class I	$1,000.00	$1,062.40	0.67%	$3.43
Class P	1,000.00	1,063.40	0.47%	2.40
Hypothetical
Class I	$1,000.00	$1,021.47	0.67%	$3.36
Class P	1,000.00	1,022.46	0.47%	2.36

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,056.20	0.87%	$4.44
Class P	1,000.00	1,057.30	0.67%	3.42
Hypothetical
Class I	$1,000.00	$1,020.48	0.87%	$4.36
Class P	1,000.00	1,021.47	0.67%	3.36

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,040.10	0.88%	$4.45
Class P	1,000.00	1,041.10	0.68%	3.44
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Value
Actual
Class I	$1,000.00	$1,097.60	0.91%	$4.73
Class P	1,000.00	1,098.70	0.71%	3.69
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Small-Cap Equity
Actual
Class I	$1,000.00	$1,042.20	0.89%	$4.51
Class P	1,000.00	1,043.20	0.69%	3.50
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Small-Cap Growth
Actual
Class I	$1,000.00	$989.60	0.82%	$4.05
Class P	1,000.00	990.60	0.63%	3.11
Hypothetical
Class I	$1,000.00	$1,020.73	0.82%	$4.11
Class P	1,000.00	1,021.67	0.63%	3.16

Small-Cap Index
Actual
Class I	$1,000.00	$1,029.40	0.53%	$2.67
Class P	1,000.00	1030.40	0.34%	1.71
Hypothetical
Class I	$1,000.00	$1,022.17	0.53%	$2.66
Class P	1,000.00	1,023.11	0.34%	1.71

Small-Cap Value
Actual
Class I	$1,000.00	$1,067.50	0.97%	$4.97
Class P	1,000.00	1,068.50	0.77%	3.95
Hypothetical
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class P	1,000.00	1,020.98	0.77%	3.86

Tactical Strategy
Actual
Class P	$1,000.00	$1,068.40	0.56%	$2.87
Hypothetical
Class P	$1,000.00	$1,022.02	0.56%	$2.81

Value Advantage
Actual
Class I	$1,000.00	$1,081.60	0.88%	$4.54
Class P	1,000.00	1,082.70	0.68%	3.51
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Health Sciences
Actual
Class I	$1,000.00	$1,074.20	1.12%	$5.76
Class P	1,000.00	1,075.30	0.91%	4.68
Hypothetical
Class I	$1,000.00	$1,019.24	1.12%	$5.61
Class P	1,000.00	1,020.28	0.91%	4.56

Real Estate
Actual
Class I	$1,000.00	$1,174.50	1.05%	$5.66
Class P	1,000.00	1,175.70	0.85%	4.59
Hypothetical
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class P	1,000.00	1,020.58	0.85%	4.26

Technology
Actual
Class I	$1,000.00	$1,113.40	1.13%	$5.92
Class P	1,000.00	1,114.60	0.93%	4.88
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.18	0.93%	4.66

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Emerging Markets
Actual
Class I	$1,000.00	$1,059.20	1.05%	$5.36
Class P	1,000.00	1,060.20	0.85%	4.34
Hypothetical
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class P	1,000.00	1,020.58	0.85%	4.26

International Large-Cap
Actual
Class I	$1,000.00	$1,025.80	1.01%	$5.07
Class P	1,000.00	1,026.80	0.81%	4.07
Hypothetical
Class I	$1,000.00	$1,019.79	1.01%	$5.06
Class P	1,000.00	1,020.78	0.81%	4.06

International Small-Cap
Actual
Class I	$1,000.00	$1,059.20	1.06%	$5.41
Class P	1,000.00	1,060.30	0.86%	4.39
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

International Value
Actual
Class I	$1,000.00	$1,012.70	0.89%	$4.44
Class P	1,000.00	1,013.70	0.69%	3.45
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Tactical International
Actual
Class P	$1,000.00	$1,036.30	0.59%	$2.98
Hypothetical
Class P	$1,000.00	$1,021.87	0.59%	$2.96

Currency Strategies
Actual
Class I	$1,000.00	$977.30	0.88%	$4.31
Class P	1,000.00	978.30	0.68%	3.34
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Global Absolute Return
Actual
Class I	$1,000.00	$1,016.70	1.19%	$5.95
Class P	1,000.00	1,017.70	0.97%	4.85
Hypothetical
Class I	$1,000.00	$1,018.89	1.19%	$5.96
Class P	1,000.00	1,019.98	0.97%	4.86

Precious Metals
Actual
Class I	$1,000.00	$1,281.70	0.93%	$5.26
Class P	1,000.00	1,282.90	0.73%	4.13
Hypothetical
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class P	1,000.00	1,021.17	0.73%	3.66

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
American Funds Asset Allocation (2)
Actual
Class I	$1,000.00	$1,038.90	0.50%	$2.53
Hypothetical
Class I	$1,000.00	$1,022.32	0.50%	$2.51

Pacific Dynamix - Conservative Growth (3)
Actual
Class I	$1,000.00	$1,046.50	0.38%	$1.93
Hypothetical
Class I	$1,000.00	$1,022.91	0.38%	$1.91

Pacific Dynamix - Moderate Growth (3)
Actual
Class I	$1,000.00	$1,051.40	0.37%	$1.88
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Pacific Dynamix - Growth (3)
Actual
Class I	$1,000.00	$1,054.20	0.37%	$1.88
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Portfolio Optimization Conservative (4)
Actual
Class I	$1,000.00	$1,039.70	0.31%	$1.57
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
Portfolio Optimization Moderate-Conservative (4)
Actual
Class I	$1,000.00	$1,044.20	0.31%	$1.57
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Moderate (4)
Actual
Class I	$1,000.00	$1,049.20	0.31%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Growth (4)
Actual
Class I	$1,000.00	$1,052.50	0.31%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Aggressive-Growth (4)
Actual
Class I	$1,000.00	$1,057.80	0.31%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The annualized expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds (see Note 1 in Notes to Financial Statements) in which the portfolios invest.
(3)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the Pacific Dynamix Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix Portfolios invest.
(4)	The annualized expense ratios for all the Portfolio Optimization Portfolios do not include expenses of the Portfolio Optimization Underlying Funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Portfolios invest.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the High Yield Bond, Cash Management and Floating Rate Income Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”) and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Asset Allocation Funds,” and together with the PAM Managed Funds, the “Directly Managed Funds”). For the other Funds, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Funds”), PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. Each of the Feeder Funds invests all of its assets in a master fund; and therefore, PLFA has not retained other sub-advisers to manage the assets of these Funds. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 11, 2013.1 The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to an approval for the Small-Cap Value Portfolio as described in further detail below. Under the 1940 Act, a change in Sub-Adviser, a change in the compensation paid to a Sub-Adviser, or an assignment of any Sub-Advisory Agreement requires shareholder approval of a new Sub-Advisory Agreement. However, under an exemptive order issued to Pacific Life Insurance Company and the Trust by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by PLFA, in accordance with the terms of the exemptive order, PLFA can hire, terminate and replace, as applicable, Sub-Advisers and enter into new Sub-Advisory Agreements (except, as a general matter, Sub-Advisers affiliated with PLFA) without shareholder approval.

The Trustees’ determination was made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentation, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreement

At an in-person meeting on March 12, 2014, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective May 1, 2014, a new Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”) with respect to the Small-Cap Value Portfolio (the “AllianceBernstein Sub-Advisory Agreement”) and appointed AllianceBernstein as co-sub-adviser (“co-Sub-Adviser”) for this Fund. AllianceBernstein’s appointment as co-Sub-Adviser and the Board’s approval of the AllianceBernstein Sub-Advisory Agreement were made in accordance with the exemptive order issued by the SEC with regard to the Trust and do not require shareholder approval.

In evaluating the AllianceBernstein Sub-Advisory Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered the various screening processes that PLFA utilizes in reaching a recommendation for a new Sub-Adviser, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a Sub-Adviser and an assessment of the investment strategies used by a Sub-Adviser. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of AllianceBernstein, including another firm considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend AllianceBernstein as an additional Sub-Adviser for the Small-Cap Value Portfolio. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Sub-Advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate.

In evaluating the AllianceBernstein Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining AllianceBernstein as co-Sub-Adviser to the Small-Cap Value Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by AllianceBernstein. In this regard, the Trustees considered various materials relating to the proposed co-Sub-Adviser, including copies of the proposed AllianceBernstein Sub-Advisory Agreement; copies of AllianceBernstein’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the AllianceBernstein Sub-Advisory Agreement, AllianceBernstein would be responsible for providing the investment management services for a portion of the Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by that portion of the Fund. The Trustees considered the quality of the management services expected to be provided to the Small-Cap Value Portfolio over both the short- and long-term, the organizational depth and resources of

1

At the December 11th meeting, the Board did not consider the continuance of the Sub-Advisory Agreements relating to the Large-Cap Growth, Mid-Cap Growth, Value Advantage, Growth, Tactical Strategy, Tactical International and Mid-Cap Equity Portfolios, and the Sub-Advisory Agreement with Macro Currency Group relating to the Currency Strategies Portfolio, as those agreements were not up for renewal at that time.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

AllianceBernstein, including the background and experience of AllianceBernstein’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of AllianceBernstein, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act, and its code of ethics, prior to the effectiveness of the new AllianceBernstein Sub-Advisory Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to AllianceBernstein, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by AllianceBernstein.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Small-Cap Value Portfolio by AllianceBernstein under the AllianceBernstein Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a small-cap value portfolio and PLFA’s identification of AllianceBernstein to serve as Sub-Adviser with regard to a portion of the Small-Cap Value Portfolio’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related AllianceBernstein Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of accounts managed by the same AllianceBernstein portfolio management team that would co-manage the Small-Cap Value Portfolio using similar investment strategies (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against the applicable peer group for the one-, three-, five- and seven-year periods as of December 31, 2013. The Trustees also considered the Comparable Performance against a pertinent benchmark and an applicable peer group for the previous nine calendar years, and a 36-month moving average measure of risk-adjusted performance relative to peers for the period from October 2009 through December 2013. Additionally, the Trustees considered the 36-month moving average excess return over a pertinent benchmark of the Comparable Performance and the historical performance of the existing sub-adviser’s small-cap value strategy for the period from May 2006 through December 2013. The Trustees also considered information about the standard deviation and upside and downside capture ratios of the Comparable Performance.

The Trustees considered additional information about the historical performance of accounts managed by AllianceBernstein using similar investment strategies as those proposed for the Small-Cap Value Portfolio against a pertinent benchmark for the one-, three-, five- and ten-year and since inception periods, as applicable, as of December 31, 2013. Additionally, the Trustees considered performance information presented by PLFA for another potential sub-adviser of the Fund. In addition, the Trustees considered the need for AllianceBernstein to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that AllianceBernstein’s performance record with respect to similarly managed accounts was acceptable.

C. Advisory and Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to other portfolios and accounts with substantially similar investment strategies as the Small-Cap Value Portfolio. The Trustees also considered that the proposed sub-advisory fees payable to AllianceBernstein under the Sub-Advisory Agreement contain a breakpoint and are the same as the sub-advisory fees paid to the current sub-adviser, who will serve as co-sub-adviser with AllianceBernstein. Additionally, the Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Fund.

In comparing the proposed fees to be paid by the Small-Cap Value Portfolio to fees charged by AllianceBernstein for other similarly managed funds, the Trustees noted that there were differences in the nature or size of the accounts. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and AllianceBernstein, and that the Small-Cap Value Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Small-Cap Value Portfolio.

Additionally, the Trustees considered that there are certain costs associated with adding a sub-adviser, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser addition.

The Board concluded that the compensation payable under the AllianceBernstein Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered firm-wide profitability information provided by AllianceBernstein, as it relates to their sub-advisory business, and noted that it was difficult to accurately determine or evaluate the projected profitability of the AllianceBernstein Sub-Advisory Agreement to AllianceBernstein because it managed substantial assets and had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and AllianceBernstein with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the AllianceBernstein Sub-Advisory Agreement to AllianceBernstein is an estimate because it had not yet begun to manage the Fund.

The Board concluded that the Small-Cap Value Portfolio’s fee structure reflected in the AllianceBernstein Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received from PLFA and AllianceBernstein information concerning other benefits that may be received by AllianceBernstein and its affiliates as a result of their relationship with the Small-Cap Value Portfolio, including commissions that may be paid to broker-dealers affiliated with the Sub-Adviser and the anticipated use of soft-dollars by the Sub-Adviser. In this regard, the Trustees noted that

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

AllianceBernstein represented that it anticipates utilizing affiliated broker-dealers and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by AllianceBernstein from its relationship with the Small-Cap Value Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the AllianceBernstein Sub-Advisory Agreement is in the best interests of the Small-Cap Value Portfolio and its shareholders; and (ii) the compensation payable under the AllianceBernstein Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS

(Unaudited)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders during the period covered by this report.

Shareholders of record on December 31, 2013 representing 56,444,523 shares of the Cash Management Portfolio were notified that a Special Meeting of Shareholders would be held for the Cash Management Portfolio at the offices of Pacific Life Insurance Company on April 4, 2014. 100.00% of the outstanding shares of the portfolio were voted at the meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned meeting is outlined as follows:

Proposal for the Cash Management Portfolio:

To approve the Plan of Substitution providing for the shares of the Cash Management Portfolio to be substituted with Service Class shares of the Fidelity® Variable Insurance Products Money Market Portfolio.

	Votes For		Votes Against		Abstentions		Total Outstanding Shares

Portfolio	Number	Percent*	Number	Percent*	Number	Percent*	Number
Cash Management	53,181,943	94.22%	424,781	0.75%	2,837,799	5.03%	56,444,523

*	Based on total shares outstanding

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www. sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Portfolios annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.PacificLife.com

•	On the SEC’ website at http://www. sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report as of June 30, 2014

• Pacific Select Fund

Form Nos.	15-20803-17
357-14A

Pacific Dynamix Underlying Portfolios

Semi-Annual Report

As of June 30, 2014

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.0%

Consumer Discretionary - 4.8%

Amazon.com Inc 0.650% due 11/27/15	$100,000	$100,191
AutoZone Inc 1.300% due 01/13/17	150,000	150,440
Carnival Corp (Panama) 1.200% due 02/05/16	100,000	100,626
Comcast Corp
5.850% due 11/15/15	350,000	375,604
6.500% due 01/15/17	550,000	625,899
DIRECTV Holdings LLC 3.500% due 03/01/16	600,000	626,312
Hyatt Hotels Corp 3.875% due 08/15/16	100,000	105,440
Johnson Controls Inc 1.400% due 11/02/17	120,000	120,148
Lowe’s Cos Inc 2.125% due 04/15/16	350,000	359,572
Macy’s Retail Holdings Inc 5.900% due 12/01/16	200,000	222,991
Marriott International Inc 6.200% due 06/15/16	100,000	109,901
Mattel Inc 2.500% due 11/01/16	100,000	103,345
NBCUniversal Media LLC 2.875% due 04/01/16	100,000	103,825
Starbucks Corp 0.875% due 12/05/16	150,000	150,221
Target Corp 5.875% due 07/15/16	150,000	165,610
The Board of Trustees of The Leland Stanford Junior University 4.250% due 05/01/16	135,000	143,183
The Home Depot Inc 5.400% due 03/01/16	500,000	539,729
The Walt Disney Co
0.875% due 05/30/17	100,000	99,694
1.125% due 02/15/17	500,000	502,877
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	250,000	249,996
Time Warner Cable Inc 5.850% due 05/01/17	350,000	393,839
Time Warner Inc 5.875% due 11/15/16	350,000	389,908
Viacom Inc 3.500% due 04/01/17	350,000	371,939
Whirlpool Corp 1.350% due 03/01/17	150,000	150,174
Wyndham Worldwide Corp 2.950% due 03/01/17	26,000	27,019

		6,288,483

Consumer Staples - 6.9%

Altria Group Inc 4.125% due 09/11/15	200,000	208,154
Anheuser-Busch InBev Finance Inc 1.125% due 01/27/17	100,000	100,539
Anheuser-Busch InBev Worldwide Inc
0.800% due 07/15/15	550,000	552,595
2.875% due 02/15/16	300,000	311,212
Bunge Ltd Finance Corp 4.100% due 03/15/16	200,000	210,080
Coca-Cola Enterprises Inc 2.125% due 09/15/15	150,000	152,785
ConAgra Foods Inc 1.300% due 01/25/16	200,000	201,727

	Principal Amount	Value
Costco Wholesale Corp 0.650% due 12/07/15	$450,000	$451,774
CVS Caremark Corp 1.200% due 12/05/16	350,000	352,316
Diageo Capital PLC (United Kingdom) 1.500% due 05/11/17	250,000	253,001
Diageo Finance BV (Netherlands) 5.300% due 10/28/15	350,000	372,142
Dr Pepper Snapple Group Inc 2.900% due 01/15/16	100,000	103,452
General Mills Inc 0.875% due 01/29/16	250,000	251,180
Kellogg Co 4.450% due 05/30/16	300,000	319,935
Kraft Foods Group Inc 2.250% due 06/05/17	200,000	205,448
Lorillard Tobacco Co 3.500% due 08/04/16	100,000	104,659
Mondelez International Inc 4.125% due 02/09/16	350,000	368,171
PepsiCo Inc
0.700% due 08/13/15	300,000	300,911
0.950% due 02/22/17	100,000	99,917
2.500% due 05/10/16	400,000	414,127
Philip Morris International Inc 2.500% due 05/16/16	200,000	207,203
Reynolds American Inc 1.050% due 10/30/15	100,000	100,008
Safeway Inc 3.400% due 12/01/16	100,000	105,283
The Coca-Cola Co 1.500% due 11/15/15	550,000	558,379
The Hershey Co 1.500% due 11/01/16	150,000	152,827
The Kroger Co 3.900% due 10/01/15	150,000	155,962
The Procter & Gamble Co
1.450% due 08/15/16	400,000	406,738
1.800% due 11/15/15	200,000	203,921
3.150% due 09/01/15	100,000	103,281
Tyson Foods Inc 6.600% due 04/01/16	200,000	219,151
Unilever Capital Corp 2.750% due 02/10/16	200,000	207,483
Wal-Mart Stores Inc
0.600% due 04/11/16	500,000	501,161
1.000% due 04/21/17	100,000	100,270
1.500% due 10/25/15	650,000	660,234

		9,016,026

Energy - 7.6%

Anadarko Petroleum Corp 5.950% due 09/15/16	350,000	387,816
Apache Corp 1.750% due 04/15/17	150,000	152,739
Boardwalk Pipelines LP 5.500% due 02/01/17	200,000	217,963
BP Capital Markets PLC (United Kingdom)
1.846% due 05/05/17	200,000	204,373
3.125% due 10/01/15	600,000	619,355
3.200% due 03/11/16	400,000	417,823
Cameron International Corp 1.400% due 06/15/17	100,000	100,427
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	250,000	280,159
Chevron Corp 0.889% due 06/24/16	150,000	151,019
ConocoPhillips Canada Funding Co I (Canada) 5.625% due 10/15/16	250,000	277,127

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Devon Energy Corp 1.200% due 12/15/16	$250,000	$250,885
El Paso Pipeline Partners Operating Co LLC 4.100% due 11/15/15	300,000	313,578
Enbridge Inc (Canada) 5.600% due 04/01/17	100,000	111,319
Energy Transfer Partners LP 6.125% due 02/15/17	200,000	222,927
Ensco PLC (United Kingdom) 3.250% due 03/15/16	250,000	260,278
Enterprise Products Operating LLC
1.250% due 08/13/15	250,000	251,819
8.375% due 08/01/66 §	250,000	281,537
EOG Resources Inc 2.500% due 02/01/16	150,000	154,324
Exxon Mobil Corp 0.921% due 03/15/17	250,000	250,393
Halliburton Co 1.000% due 08/01/16	150,000	150,836
Hess Corp 1.300% due 06/15/17	67,000	67,112
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	400,000	416,637
Marathon Oil Corp 0.900% due 11/01/15	200,000	200,758
Marathon Petroleum Corp 3.500% due 03/01/16	100,000	104,464
Nabors Industries Inc 2.350% due 09/15/16	150,000	153,199
Occidental Petroleum Corp
1.750% due 02/15/17	350,000	356,653
2.500% due 02/01/16	150,000	154,552
ONEOK Partners LP 3.250% due 02/01/16	250,000	259,828
Phillips 66 2.950% due 05/01/17	300,000	314,577
Pioneer Natural Resources Co 6.650% due 03/15/17	200,000	227,766
Plains All American Pipeline LP 3.950% due 09/15/15	150,000	155,840
Shell International Finance BV (Netherlands)
0.625% due 12/04/15	400,000	401,184
0.900% due 11/15/16	200,000	200,922
Total Capital International SA (France) 1.500% due 02/17/17	350,000	355,777
Total Capital SA (France) 2.300% due 03/15/16	500,000	514,562
TransCanada PipeLines Ltd (Canada) 0.750% due 01/15/16	250,000	250,713
Transocean Inc (Cayman) 5.050% due 12/15/16	400,000	434,742
Williams Partners LP 7.250% due 02/01/17	200,000	228,695

		9,854,678

Financials - 50.1%

Abbey National Treasury Services PLC (United Kingdom) 1.375% due 03/13/17	400,000	401,722
ACE INA Holdings Inc 2.600% due 11/23/15	400,000	410,846
Aflac Inc 2.650% due 02/15/17	250,000	259,921
American Express Credit Corp
1.125% due 06/05/17	150,000	150,056
1.300% due 07/29/16	500,000	504,376
2.375% due 03/24/17	750,000	775,761
2.750% due 09/15/15	750,000	769,835

	Principal Amount	Value
American Honda Finance Corp 1.125% due 10/07/16	$200,000	$201,270
American International Group Inc
3.800% due 03/22/17	450,000	481,119
5.050% due 10/01/15	300,000	316,348
Aon Corp 3.125% due 05/27/16	250,000	260,357
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	250,000	250,725
Australia & New Zealand Banking Group Ltd (Australia)
1.250% due 01/10/17	400,000	402,662
1.250% due 06/13/17	200,000	200,392
AvalonBay Communities Inc 5.700% due 03/15/17	200,000	223,603
Bancolombia SA (Colombia) 4.250% due 01/12/16	100,000	104,875
Bank of America Corp
1.250% due 01/11/16	900,000	907,038
3.700% due 09/01/15	1,000,000	1,034,074
3.875% due 03/22/17	250,000	266,506
5.750% due 08/15/16	1,500,000	1,637,307
Bank of America NA 1.250% due 02/14/17	1,500,000	1,503,387
Bank of Montreal (Canada)
1.300% due 07/15/16	400,000	404,543
2.500% due 01/11/17	250,000	260,196
Bank of Nova Scotia (Canada)
1.250% due 04/11/17	500,000	502,424
1.375% due 07/15/16	500,000	505,923
2.050% due 10/07/15	500,000	509,856
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	400,000	434,975
BB&T Corp 3.950% due 04/29/16	500,000	529,569
BBVA US Senior SAU (Spain) 4.664% due 10/09/15	400,000	418,211
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	750,000	754,474
1.600% due 05/15/17	200,000	203,257
BNP Paribas SA (France) 1.375% due 03/17/17	650,000	650,565
BPCE SA (France) 1.625% due 02/10/17	250,000	252,215
Branch Banking & Trust Co 1.000% due 04/03/17	500,000	498,351
Canadian Imperial Bank of Commerce (Canada) 1.350% due 07/18/16	500,000	506,653
Capital One Bank USA NA 1.200% due 02/13/17	300,000	300,138
Capital One Financial Corp 3.150% due 07/15/16	400,000	417,591
Caterpillar Financial Services Corp
0.700% due 11/06/15	350,000	351,296
1.000% due 03/03/17	500,000	500,499
2.050% due 08/01/16	350,000	359,760
Citigroup Inc
1.250% due 01/15/16	1,000,000	1,006,345
1.300% due 04/01/16	250,000	251,584
1.300% due 11/15/16	1,000,000	1,001,781
5.500% due 02/15/17	500,000	550,147
CNA Financial Corp 6.500% due 08/15/16	100,000	111,430
Comerica Inc 3.000% due 09/16/15	250,000	257,185
Commonwealth Bank of Australia (Australia) 1.125% due 03/13/17	400,000	400,349

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.125% due 10/13/15	$250,000	$255,610
3.375% due 01/19/17	500,000	529,734
Credit Suisse NY (Switzerland) 1.375% due 05/26/17	250,000	250,943
Credit Suisse USA Inc 5.125% due 08/15/15	500,000	525,856
Deutsche Bank AG (Germany)
1.350% due 05/30/17	150,000	150,034
1.400% due 02/13/17	250,000	251,397
3.250% due 01/11/16	350,000	363,279
ERP Operating LP 5.375% due 08/01/16	150,000	163,907
Essex Portfolio LP 5.500% due 03/15/17 ~	82,000	90,872
Fifth Third Bancorp 3.625% due 01/25/16	500,000	522,159
Ford Motor Credit Co LLC
1.700% due 05/09/16	500,000	506,560
2.500% due 01/15/16	450,000	461,562
5.625% due 09/15/15	400,000	423,283
8.000% due 12/15/16	500,000	581,423
General Electric Capital Corp
1.000% due 01/08/16	1,000,000	1,007,494
1.625% due 07/02/15	750,000	759,511
2.450% due 03/15/17	1,000,000	1,035,486
3.350% due 10/17/16	900,000	950,035
HCP Inc 3.750% due 02/01/16	350,000	365,936
Health Care REIT Inc 3.625% due 03/15/16	200,000	209,114
HSBC Finance Capital Trust IX 5.911% due 11/30/35 §	250,000	260,938
HSBC Finance Corp 5.500% due 01/19/16	500,000	535,390
Intesa Sanpaolo SPA (Italy)
2.375% due 01/13/17	250,000	253,897
3.125% due 01/15/16	350,000	359,880
Jefferies Group LLC 5.500% due 03/15/16	200,000	214,296
JPMorgan Chase & Co
1.350% due 02/15/17	1,000,000	1,004,315
3.150% due 07/05/16	600,000	625,666
3.450% due 03/01/16	1,500,000	1,565,815
KeyBank NA 1.100% due 11/25/16	250,000	251,066
KeyCorp 3.750% due 08/13/15	45,000	46,562
Kilroy Realty LP REIT 5.000% due 11/03/15	150,000	158,473
Kimco Realty Corp REIT 5.783% due 03/15/16	100,000	108,158
Leucadia National Corp 8.125% due 09/15/15	100,000	108,125
Lincoln National Corp 7.000% due 05/17/66 §	250,000	261,250
Lloyds Bank PLC (United Kingdom) 4.875% due 01/21/16	350,000	372,789
Manufacturers & Traders Trust Co 5.629% due 12/01/21 §	250,000	261,250
Manulife Financial Corp (Canada) 3.400% due 09/17/15	150,000	155,042
MetLife Inc 6.750% due 06/01/16	450,000	500,261
Morgan Stanley
3.800% due 04/29/16	750,000	787,739
5.375% due 10/15/15	1,000,000	1,059,138
5.550% due 04/27/17	1,000,000	1,111,797

	Principal Amount	Value
National Australia Bank Ltd (Australia) 1.300% due 07/25/16	$500,000	$504,866
National Rural Utilities Cooperative Finance Corp 1.100% due 01/27/17	500,000	502,211
Nomura Holdings Inc (Japan) 2.000% due 09/13/16	500,000	508,389
ORIX Corp (Japan) 3.750% due 03/09/17	300,000	316,886
PACCAR Financial Corp
0.750% due 08/14/15	150,000	150,788
0.750% due 05/16/16	300,000	300,873
PNC Bank NA
0.800% due 01/28/16	250,000	250,802
1.150% due 11/01/16	700,000	703,947
PNC Funding Corp 5.625% due 02/01/17	242,000	267,787
Prudential Financial Inc
3.000% due 05/12/16	250,000	260,123
4.750% due 09/17/15	200,000	209,955
Raymond James Financial Inc 4.250% due 04/15/16	100,000	105,658
Royal Bank of Canada (Canada)
1.200% due 01/23/17	400,000	402,600
1.250% due 06/16/17	200,000	200,423
1.920% due 07/30/15	500,000	508,936
2.300% due 07/20/16	500,000	516,322
Royal Bank of Scotland Group PLC (United Kingdom)
1.875% due 03/31/17	400,000	403,775
2.550% due 09/18/15	500,000	510,440
Santander Holdings USA Inc 3.000% due 09/24/15	250,000	256,850
Simon Property Group LP REIT
2.800% due 01/30/17	300,000	312,852
5.750% due 12/01/15	350,000	371,124
Sumitomo Mitsui Banking Corp (Japan)
0.900% due 01/18/16	300,000	300,479
1.300% due 01/10/17	250,000	250,545
SunTrust Banks Inc 3.600% due 04/15/16	500,000	524,378
Svenska Handelsbanken AB (Sweden) 2.875% due 04/04/17	500,000	523,412
The Bank of New York Mellon Corp 2.300% due 07/28/16	500,000	515,869
The Chubb Corp 6.375% due 03/29/67 §	200,000	223,250
The Goldman Sachs Group Inc
3.625% due 02/07/16	1,250,000	1,303,884
3.700% due 08/01/15	1,100,000	1,134,936
5.625% due 01/15/17	1,000,000	1,101,055
The Huntington National Bank 1.375% due 04/24/17	250,000	250,799
The Toronto-Dominion Bank (Canada)
2.375% due 10/19/16	500,000	517,732
2.500% due 07/14/16	500,000	518,055
The Travelers Cos Inc 6.250% due 06/20/16	150,000	165,971
Toyota Motor Credit Corp
0.800% due 05/17/16	350,000	352,066
1.125% due 05/16/17	250,000	250,585
1.750% due 05/22/17	100,000	102,024
2.050% due 01/12/17	750,000	770,782
2.800% due 01/11/16	150,000	155,343
UBS AG (Switzerland) 5.875% due 07/15/16	500,000	547,903
Union Bank NA 3.000% due 06/06/16	400,000	417,123

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
US Bancorp
1.650% due 05/15/17	$250,000	$253,676
2.200% due 11/15/16	750,000	773,824
Ventas Realty LP REIT 1.550% due 09/26/16	300,000	303,193
Wachovia Corp 5.625% due 10/15/16	750,000	826,874
Wells Fargo & Co
1.150% due 06/02/17	850,000	848,980
1.250% due 07/20/16	500,000	504,531
Wells Fargo Bank NA 0.750% due 07/20/15	750,000	753,253
Westpac Banking Corp (Australia)
0.950% due 01/12/16	650,000	653,590
1.125% due 09/25/15	500,000	504,054
1.200% due 05/19/17	118,000	118,160

		65,439,472

Health Care - 8.1%

AbbVie Inc 1.200% due 11/06/15	650,000	654,572
Actavis Funding SCS (Luxembourg) 1.300% due 06/15/17 ~	150,000	149,798
Agilent Technologies Inc 5.500% due 09/14/15	100,000	105,506
Allergan Inc 5.750% due 04/01/16	200,000	215,544
AmerisourceBergen Corp 1.150% due 05/15/17	250,000	249,845
Amgen Inc
1.250% due 05/22/17	350,000	349,881
2.125% due 05/15/17	200,000	205,100
2.300% due 06/15/16	350,000	360,030
Baxter International Inc 1.850% due 01/15/17	300,000	306,197
Becton Dickinson & Co 1.750% due 11/08/16	100,000	101,940
Boston Scientific Corp 6.400% due 06/15/16	250,000	275,792
Cardinal Health Inc 5.800% due 10/15/16	200,000	221,384
CareFusion Corp 1.450% due 05/15/17	75,000	74,985
Cigna Corp 2.750% due 11/15/16	250,000	259,754
Eli Lilly & Co 5.200% due 03/15/17	200,000	222,591
Express Scripts Holding Co
1.250% due 06/02/17	85,000	84,922
3.500% due 11/15/16	800,000	849,841
Gilead Sciences Inc 3.050% due 12/01/16	150,000	157,266
GlaxoSmithKline Capital Inc 0.700% due 03/18/16	400,000	401,133
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	150,000	151,795
Johnson & Johnson 2.150% due 05/15/16	250,000	257,602
Laboratory Corp of America Holdings 3.125% due 05/15/16	150,000	156,291
McKesson Corp 1.292% due 03/10/17	400,000	401,053
Medtronic Inc 2.625% due 03/15/16	200,000	206,925
Merck & Co Inc 0.700% due 05/18/16	500,000	501,671
Mylan Inc 1.800% due 06/24/16	200,000	202,915

	Principal Amount	Value
Pfizer Inc 1.100% due 05/15/17	$200,000	$200,835
Quest Diagnostics Inc 3.200% due 04/01/16	200,000	207,624
Sanofi (France) 2.625% due 03/29/16	400,000	414,444
Stryker Corp 2.000% due 09/30/16	200,000	205,244
Teva Pharmaceutical Finance Co BV (Netherlands) 2.400% due 11/10/16	400,000	412,970
Thermo Fisher Scientific Inc
2.250% due 08/15/16	350,000	359,349
3.200% due 03/01/16	350,000	363,716
UnitedHealth Group Inc 1.875% due 11/15/16	350,000	358,452
WellPoint Inc 5.250% due 01/15/16	450,000	480,988
Wyeth LLC 5.500% due 02/15/16	400,000	431,921

		10,559,876

Industrials - 4.1%

3M Co 1.375% due 09/29/16	200,000	203,610
Air Lease Corp 5.625% due 04/01/17	350,000	384,562
Boeing Capital Corp 2.125% due 08/15/16	200,000	205,902
Canadian National Railway Co (Canada) 1.450% due 12/15/16	100,000	101,421
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	154,995	173,595
Danaher Corp 2.300% due 06/23/16	150,000	154,929
Eaton Corp 0.950% due 11/02/15	200,000	200,938
Emerson Electric Co 4.750% due 10/15/15	100,000	105,423
GATX Corp 1.250% due 03/04/17	150,000	149,561
General Dynamics Corp 2.250% due 07/15/16	100,000	103,164
General Electric Co 0.850% due 10/09/15	750,000	753,920
Honeywell International Inc 5.300% due 03/15/17	150,000	167,004
Illinois Tool Works Inc 0.900% due 02/25/17	100,000	99,956
International Lease Finance Corp 6.750% due 09/01/16 ~	250,000	277,812
John Deere Capital Corp
0.750% due 01/22/16	400,000	401,868
1.050% due 12/15/16	450,000	451,870
1.125% due 06/12/17	200,000	200,017
L-3 Communications Corp
1.500% due 05/28/17	60,000	60,149
3.950% due 11/15/16	100,000	106,348
Lockheed Martin Corp 2.125% due 09/15/16	150,000	154,486
Norfolk Southern Corp 7.700% due 05/15/17	200,000	235,837
Precision Castparts Corp 0.700% due 12/20/15	100,000	100,243
Ryder System Inc 2.500% due 03/01/17	150,000	154,927
Southwest Airlines Co 5.750% due 12/15/16	150,000	165,780

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Waste Management Inc 2.600% due 09/01/16	$30,000	$31,052
Xylem Inc 3.550% due 09/20/16	200,000	210,796

		5,355,170

Information Technology - 5.3%

Apple Inc 1.050% due 05/05/17	500,000	500,950
Cisco Systems Inc
1.100% due 03/03/17	400,000	401,555
5.500% due 02/22/16	650,000	702,715
eBay Inc 1.625% due 10/15/15	150,000	152,406
Fidelity National Information Services Inc 1.450% due 06/05/17	45,000	44,972
Fiserv Inc 3.125% due 06/15/16	200,000	207,848
Google Inc 2.125% due 05/19/16	200,000	206,121
Hewlett-Packard Co
2.125% due 09/13/15	500,000	508,939
3.000% due 09/15/16	500,000	520,748
Intel Corp 1.950% due 10/01/16	250,000	256,653
International Business Machines Corp
1.250% due 02/06/17	350,000	353,023
2.000% due 01/05/16	650,000	665,242
Intuit Inc 5.750% due 03/15/17	150,000	167,560
Jabil Circuit Inc 7.750% due 07/15/16	100,000	113,625
Microsoft Corp
1.625% due 09/25/15	450,000	457,550
2.500% due 02/08/16	100,000	103,340
Oracle Corp 5.250% due 01/15/16	400,000	428,695
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	112,500
Texas Instruments Inc 0.450% due 08/03/15	350,000	350,442
The Western Union Co 5.930% due 10/01/16	250,000	274,547
Xerox Corp
6.400% due 03/15/16	200,000	218,549
6.750% due 02/01/17	200,000	227,021

		6,975,001

Materials - 3.4%

Air Products & Chemicals Inc 2.000% due 08/02/16	100,000	102,677
BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	700,000	712,628
CRH America Inc
4.125% due 01/15/16	150,000	157,308
6.000% due 09/30/16	250,000	277,502
Eastman Chemical Co 2.400% due 06/01/17	250,000	257,526
Ecolab Inc 3.000% due 12/08/16	300,000	313,918
EI du Pont de Nemours & Co
1.950% due 01/15/16	100,000	102,226
5.250% due 12/15/16	250,000	276,043
Freeport-McMoRan Copper & Gold Inc 2.150% due 03/01/17	100,000	102,118
Monsanto Co 1.150% due 06/30/17 #	200,000	200,177
Potash Corp of Saskatchewan Inc (Canada) 3.750% due 09/30/15	150,000	155,975

	Principal Amount	Value
Praxair Inc 0.750% due 02/21/16	$300,000	$301,106
Rio Tinto Finance USA PLC (United Kingdom) 1.375% due 06/17/16	650,000	657,292
Teck Resources Ltd (Canada) 3.150% due 01/15/17	150,000	156,388
The Dow Chemical Co 2.500% due 02/15/16	150,000	154,221
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	450,000	504,153

		4,431,258

Telecommunication Services - 5.0%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	350,000	360,318
AT&T Inc
0.800% due 12/01/15	550,000	551,597
1.700% due 06/01/17	200,000	202,783
2.400% due 08/15/16	500,000	515,459
2.950% due 05/15/16	650,000	675,830
British Telecommunications PLC (United Kingdom) 1.625% due 06/28/16	350,000	354,967
Deutsche Telekom International Finance BV (Netherlands) 5.750% due 03/23/16	200,000	216,408
Embarq Corp 7.082% due 06/01/16	250,000	278,275
Orange SA (France) 2.750% due 09/14/16	350,000	363,266
Telefonica Emisiones SAU (Spain) 6.421% due 06/20/16	450,000	495,597
Verizon Communications Inc
0.700% due 11/02/15	500,000	501,437
1.350% due 06/09/17	400,000	400,092
2.500% due 09/15/16	800,000	824,967
5.500% due 04/01/17	250,000	279,783
Vodafone Group PLC (United Kingdom) 1.625% due 03/20/17	450,000	453,561

		6,474,340

Utilities - 3.7%

Commonwealth Edison Co 5.950% due 08/15/16	200,000	220,827
Consolidated Edison Co of New York Inc 5.300% due 12/01/16	200,000	220,897
Consumers Energy Co 5.150% due 02/15/17	200,000	220,279
Dominion Resources Inc
1.250% due 03/15/17	120,000	120,535
5.150% due 07/15/15	300,000	314,129
Duke Energy Carolinas LLC 1.750% due 12/15/16	300,000	306,859
Duke Energy Florida Inc 0.650% due 11/15/15	350,000	350,962
Enersis SA (Chile) 7.400% due 12/01/16	100,000	112,760
Entergy Corp 4.700% due 01/15/17	250,000	269,865
Kentucky Utilities Co 1.625% due 11/01/15	125,000	126,857
LG&E & KU Energy LLC 2.125% due 11/15/15	150,000	152,076
National Grid PLC (United Kingdom) 6.300% due 08/01/16	32,000	35,453
NextEra Energy Capital Holdings Inc 1.339% due 09/01/15	400,000	403,034
PSEG Power LLC 5.320% due 09/15/16	350,000	382,828

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Sempra Energy 2.300% due 04/01/17	$350,000	$359,480
Southern California Edison Co 1.125% due 05/01/17	125,000	125,253
TECO Finance Inc 4.000% due 03/15/16	100,000	105,289
The Southern Co
1.950% due 09/01/16	350,000	358,362
2.375% due 09/15/15	350,000	357,759
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	63,282
Xcel Energy Inc 0.750% due 05/09/16	200,000	200,281

		4,807,067

Total Corporate Bonds & Notes (Cost $129,143,210)		129,201,371

	Shares

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

Federated Prime Obligations Fund	4,117,275	4,117,275

Total Short-Term Investment (Cost $4,117,275)		4,117,275

TOTAL INVESTMENTS - 102.2% (Cost $133,260,485)		133,318,646

OTHER ASSETS & LIABILITIES, NET - (2.2%)		(2,815,504)

NET ASSETS - 100.0%		$130,503,142

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	50.1%
Health Care	8.1%
Energy	7.6%
Consumer Staples	6.9%
Information Technology	5.3%
Telecommunication Services	5.0%
Consumer Discretionary	4.8%
Industrials	4.1%
Utilities	3.7%
Materials	3.4%
Short-Term Investment	3.2%

	102.2%
Other Assets & Liabilities, Net	(2.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$129,201,371	$-	$129,201,371	$-
	Short-Term Investment	4,117,275	4,117,275	-	-

	Total	$133,318,646	$4,117,275	$129,201,371	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-6

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.0%

Consumer Discretionary - 1.9%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$109,831
5.400% due 10/01/43	100,000	111,813
6.400% due 12/15/35	50,000	62,377
6.650% due 11/15/37	150,000	191,054
6.900% due 03/01/19	150,000	181,171
6.900% due 08/15/39	150,000	196,577
Amazon.com Inc 1.200% due 11/29/17	100,000	99,463
AutoZone Inc 4.000% due 11/15/20	50,000	53,243
Brinker International Inc 3.875% due 05/15/23	100,000	97,047
CBS Corp
5.900% due 10/15/40	50,000	57,211
7.875% due 07/30/30	100,000	134,565
8.875% due 05/15/19	25,000	32,439
Comcast Corp
3.600% due 03/01/24	200,000	205,787
4.250% due 01/15/33	250,000	257,262
4.950% due 06/15/16	200,000	216,341
5.700% due 07/01/19	100,000	117,238
5.875% due 02/15/18	200,000	230,726
6.450% due 03/15/37	100,000	127,780
6.950% due 08/15/37	200,000	270,093
Delphi Corp 4.150% due 03/15/24	40,000	41,591
DIRECTV Holdings LLC
2.400% due 03/15/17	100,000	103,038
3.800% due 03/15/22	100,000	103,384
5.000% due 03/01/21	100,000	111,746
5.200% due 03/15/20	35,000	39,470
6.000% due 08/15/40	50,000	57,677
6.375% due 03/01/41	50,000	60,600
Discovery Communications LLC
4.950% due 05/15/42	100,000	102,193
5.050% due 06/01/20	50,000	56,224
Dollar General Corp 3.250% due 04/15/23	50,000	47,286
Ford Motor Co 7.450% due 07/16/31	150,000	200,834
Hasbro Inc 3.150% due 05/15/21	50,000	50,329
International Game Technology 5.350% due 10/15/23	100,000	104,901
Johnson Controls Inc
2.600% due 12/01/16	100,000	103,676
3.625% due 07/02/24	43,000	43,252
5.000% due 03/30/20	50,000	55,719
Kohl’s Corp 3.250% due 02/01/23	100,000	96,872
Lowe’s Cos Inc
2.125% due 04/15/16	200,000	205,470
3.120% due 04/15/22	100,000	101,627
3.875% due 09/15/23	100,000	105,590
6.875% due 02/15/28	50,000	63,831
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	49,820
3.875% due 01/15/22	100,000	104,501
6.375% due 03/15/37	100,000	124,574
Marriott International Inc 3.375% due 10/15/20	83,000	86,158
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	125,679

	Principal Amount	Value
McDonald’s Corp
3.500% due 07/15/20	$50,000	$53,398
3.700% due 02/15/42	200,000	184,786
4.875% due 07/15/40	10,000	11,019
5.350% due 03/01/18	100,000	113,643
MDC Holdings Inc 5.500% due 01/15/24	83,000	86,643
Mohawk Industries Inc 6.125% due 01/15/16	100,000	108,000
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	74,588
4.375% due 04/01/21	100,000	110,468
6.400% due 04/30/40	125,000	160,567
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	63,470
NIKE Inc
2.250% due 05/01/23	27,000	25,503
3.625% due 05/01/43	25,000	23,137
Nordstrom Inc 4.000% due 10/15/21	250,000	267,905
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	102,417
Omnicom Group Inc
3.625% due 05/01/22	100,000	103,002
4.450% due 08/15/20	50,000	54,585
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	112,983
Princeton University 5.700% due 03/01/39	50,000	62,950
QVC Inc 3.125% due 04/01/19	100,000	101,798
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,331
Starbucks Corp 0.875% due 12/05/16	71,000	71,105
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	113,045
Target Corp
2.900% due 01/15/22	100,000	100,483
6.000% due 01/15/18	100,000	115,224
6.500% due 10/15/37	100,000	132,225
7.000% due 01/15/38	100,000	139,978
The Gap Inc 5.950% due 04/12/21	100,000	115,845
The Home Depot Inc
2.000% due 06/15/19	150,000	150,255
2.700% due 04/01/23	100,000	97,192
4.200% due 04/01/43	100,000	98,094
4.400% due 04/01/21	100,000	112,195
5.400% due 03/01/16	150,000	161,919
5.875% due 12/16/36	75,000	92,446
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,893
The TJX Cos Inc 4.200% due 08/15/15	25,000	25,961
The Walt Disney Co
0.450% due 12/01/15	200,000	200,258
1.100% due 12/01/17	175,000	174,289
1.125% due 02/15/17	100,000	100,575
2.350% due 12/01/22	100,000	96,514
2.750% due 08/16/21	50,000	50,522
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	100,000	99,999
4.300% due 11/23/23	100,000	104,977
4.700% due 10/15/19	25,000	27,709
5.850% due 04/15/40	25,000	27,996
Time Warner Cable Inc
5.000% due 02/01/20	300,000	336,542
5.875% due 11/15/40	150,000	175,313
6.550% due 05/01/37	100,000	124,328

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-7

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
6.750% due 06/15/39	$50,000	$64,560
7.300% due 07/01/38	150,000	202,143
8.250% due 04/01/19	100,000	126,825
Time Warner Inc
3.150% due 07/15/15	100,000	102,780
4.700% due 01/15/21	50,000	55,421
4.750% due 03/29/21	100,000	110,999
6.100% due 07/15/40	50,000	59,052
6.200% due 03/15/40	50,000	59,553
6.250% due 03/29/41	50,000	60,284
6.500% due 11/15/36	100,000	122,584
7.625% due 04/15/31	100,000	137,600
7.700% due 05/01/32	150,000	208,610
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,236
Viacom Inc
2.200% due 04/01/19	100,000	100,208
2.500% due 09/01/18	80,000	81,838
3.125% due 06/15/22	100,000	99,489
3.875% due 04/01/24	100,000	101,763
4.375% due 03/15/43	70,000	65,119
5.625% due 09/15/19	25,000	28,857
6.875% due 04/30/36	100,000	126,661
Whirlpool Corp 3.700% due 03/01/23	150,000	151,680
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	102,322
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	103,918
Yale University 2.086% due 04/15/19	100,000	101,130
Yum! Brands Inc
3.875% due 11/01/23	100,000	102,127
6.875% due 11/15/37	17,000	21,848

		12,603,742

Consumer Staples - 1.8%

Altria Group Inc
4.500% due 05/02/43	100,000	96,609
4.750% due 05/05/21	200,000	220,863
9.250% due 08/06/19	250,000	332,529
9.950% due 11/10/38	17,000	28,263
Anheuser-Busch InBev Finance Inc
3.700% due 02/01/24	200,000	205,555
4.625% due 02/01/44	300,000	312,316
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	150,000	150,503
2.500% due 07/15/22	100,000	95,947
3.750% due 07/15/42	100,000	90,998
5.375% due 01/15/20	200,000	231,143
7.750% due 01/15/19	100,000	123,649
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	48,097
4.479% due 03/01/21	100,000	111,110
Avon Products Inc 5.000% due 03/15/23	100,000	101,344
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	104,321
8.500% due 06/15/19	10,000	12,578
Campbell Soup Co 2.500% due 08/02/22	100,000	94,513
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	154,440
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	99,052
1.750% due 03/15/19	100,000	99,829
ConAgra Foods Inc
1.900% due 01/25/18	100,000	100,316
3.200% due 01/25/23	100,000	96,728

	Principal Amount	Value
Costco Wholesale Corp 0.650% due 12/07/15	$100,000	$100,394
CVS Caremark Corp
5.300% due 12/05/43	200,000	226,577
5.750% due 06/01/17	100,000	112,695
6.250% due 06/01/27	100,000	124,139
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	98,138
3.875% due 04/29/43	100,000	92,918
5.750% due 10/23/17	100,000	114,099
Diageo Investment Corp 2.875% due 05/11/22	150,000	149,440
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	50,900
General Mills Inc
5.400% due 06/15/40	45,000	50,782
5.650% due 02/15/19	100,000	116,108
Kellogg Co
1.875% due 11/17/16	300,000	306,050
3.250% due 05/21/18	65,000	68,476
7.450% due 04/01/31	125,000	162,878
Kimberly-Clark Corp
6.625% due 08/01/37	100,000	134,777
7.500% due 11/01/18	50,000	61,719
Kraft Foods Group Inc
3.500% due 06/06/22	200,000	205,605
6.500% due 02/09/40	175,000	222,346
Lorillard Tobacco Co
3.500% due 08/04/16	45,000	47,097
3.750% due 05/20/23	100,000	98,893
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	201,079
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	104,688
Mondelez International Inc
6.125% due 02/01/18	100,000	115,164
6.875% due 02/01/38	300,000	391,052
PepsiCo Inc
0.700% due 08/13/15	100,000	100,304
1.250% due 08/13/17	100,000	100,390
2.750% due 03/01/23	100,000	97,892
3.600% due 03/01/24	71,000	73,244
5.000% due 06/01/18	100,000	112,877
7.900% due 11/01/18	100,000	124,576
Philip Morris International Inc
1.875% due 01/15/19	50,000	49,895
4.500% due 03/20/42	200,000	203,948
5.650% due 05/16/18	200,000	229,780
6.375% due 05/16/38	100,000	128,541
Reynolds American Inc 6.750% due 06/15/17	100,000	114,868
Safeway Inc 3.950% due 08/15/20	160,000	163,197
Sysco Corp 2.600% due 06/12/22	100,000	97,134
The Clorox Co
3.550% due 11/01/15	25,000	25,924
3.800% due 11/15/21	100,000	104,857
The Coca-Cola Co
0.750% due 11/01/16	100,000	99,958
1.800% due 09/01/16	100,000	102,394
2.500% due 04/01/23	200,000	193,581
3.300% due 09/01/21	100,000	104,224
The Hershey Co 1.500% due 11/01/16	100,000	101,885
The Kroger Co
2.200% due 01/15/17	50,000	51,330
3.300% due 01/15/21	100,000	102,490
3.850% due 08/01/23	150,000	154,324
3.900% due 10/01/15	100,000	103,974
5.150% due 08/01/43	25,000	27,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
The Pepsi Bottling Group Inc 7.000% due 03/01/29	$200,000	$267,432
The Procter & Gamble Co
1.800% due 11/15/15	200,000	203,921
2.300% due 02/06/22	100,000	97,821
4.700% due 02/15/19	100,000	113,044
5.550% due 03/05/37	200,000	244,183
Tyson Foods Inc 4.500% due 06/15/22	100,000	104,990
Unilever Capital Corp
0.850% due 08/02/17	100,000	99,269
5.900% due 11/15/32	50,000	65,227
Wal-Mart Stores Inc
0.600% due 04/11/16	100,000	100,232
1.125% due 04/11/18	400,000	394,978
3.250% due 10/25/20	100,000	105,143
5.000% due 10/25/40	100,000	111,703
5.250% due 09/01/35	125,000	144,890
5.800% due 02/15/18	100,000	115,367
6.500% due 08/15/37	350,000	466,059
Walgreen Co
1.800% due 09/15/17	75,000	75,789
3.100% due 09/15/22	75,000	73,778
5.250% due 01/15/19	25,000	28,393

		11,847,587

Energy - 3.0%

Anadarko Petroleum Corp
6.200% due 03/15/40	100,000	126,340
6.375% due 09/15/17	100,000	115,201
6.450% due 09/15/36	150,000	191,628
Apache Corp
1.750% due 04/15/17	100,000	101,826
4.750% due 04/15/43	50,000	52,513
5.100% due 09/01/40	100,000	110,213
5.250% due 02/01/42	25,000	28,111
6.000% due 01/15/37	25,000	30,656
Baker Hughes Inc
5.125% due 09/15/40	50,000	56,991
7.500% due 11/15/18	165,000	203,071
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	200,410
1.846% due 05/05/17	100,000	102,186
2.237% due 05/10/19	200,000	201,918
2.750% due 05/10/23	250,000	240,478
3.125% due 10/01/15	150,000	154,839
3.561% due 11/01/21	100,000	104,681
Buckeye Partners LP 2.650% due 11/15/18	100,000	101,757
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	141,307
Cameron International Corp 3.600% due 04/30/22	200,000	205,096
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	44,389
5.700% due 05/15/17	100,000	112,064
6.750% due 02/01/39	90,000	118,049
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	99,263
5.700% due 10/15/19	50,000	58,041
Chevron Corp
1.104% due 12/05/17	100,000	99,606
2.355% due 12/05/22	250,000	240,640
4.950% due 03/03/19	50,000	57,003
CNOOC Finance Ltd (United Kingdom) 3.000% due 05/09/23	200,000	189,101
ConocoPhillips
5.750% due 02/01/19	150,000	174,749
6.500% due 02/01/39	250,000	335,915

	Principal Amount	Value
ConocoPhillips Holding Co 6.950% due 04/15/29	$100,000	$137,185
Continental Resources Inc 3.800% due 06/01/24 ~	70,000	70,858
DCP Midstream Operating LP 2.700% due 04/01/19	65,000	65,903
Devon Energy Corp
1.200% due 12/15/16	62,000	62,219
6.300% due 01/15/19	50,000	58,761
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	211,018
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	28,408
Ecopetrol SA (Colombia)
5.875% due 05/28/45	200,000	208,200
7.625% due 07/23/19	100,000	123,000
Enable Midstream Partners LP 2.400% due 05/15/19 ~	100,000	100,192
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,769
7.500% due 04/15/38	50,000	66,878
Encana Corp (Canada)
5.900% due 12/01/17	100,000	113,960
6.500% due 02/01/38	100,000	125,718
Energy Transfer Partners LP
3.600% due 02/01/23	100,000	99,209
4.900% due 02/01/24	100,000	107,530
5.950% due 10/01/43	100,000	113,464
6.500% due 02/01/42	100,000	119,659
9.000% due 04/15/19	50,000	63,952
EnLink Midstream Partners LP 2.700% due 04/01/19	100,000	101,521
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	109,051
Enterprise Products Operating LLC
4.850% due 03/15/44	300,000	310,196
6.125% due 10/15/39	115,000	140,333
6.500% due 01/31/19	100,000	118,732
6.875% due 03/01/33	150,000	194,739
EOG Resources Inc
2.500% due 02/01/16	100,000	102,883
5.625% due 06/01/19	100,000	116,435
EQT Corp 8.125% due 06/01/19	25,000	31,309
Exxon Mobil Corp 3.176% due 03/15/24	200,000	204,231
Halliburton Co
3.250% due 11/15/21	100,000	103,551
6.150% due 09/15/19	100,000	119,434
7.450% due 09/15/39	25,000	36,263
Hess Corp
5.600% due 02/15/41	50,000	57,915
7.125% due 03/15/33	50,000	66,464
8.125% due 02/15/19	100,000	125,905
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	105,918
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	100,000	104,159
3.950% due 09/01/22	100,000	102,265
4.150% due 02/01/24	100,000	101,563
5.300% due 09/15/20	50,000	56,198
6.950% due 01/15/38	200,000	247,005
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	117,497
Marathon Oil Corp
2.800% due 11/01/22	100,000	97,321
6.000% due 10/01/17	50,000	57,197
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	123,731
Murphy Oil Corp 3.700% due 12/01/22	100,000	99,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Nabors Industries Inc 4.625% due 09/15/21	$150,000	$162,656
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	96,551
3.950% due 12/01/42	100,000	95,936
Nexen Energy ULC (Canada)
6.200% due 07/30/19	50,000	58,932
7.500% due 07/30/39	100,000	135,572
Noble Energy Inc 4.150% due 12/15/21	100,000	107,638
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	204,711
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	114,588
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	149,800
2.700% due 02/15/23	200,000	194,457
4.100% due 02/01/21	100,000	109,025
ONEOK Partners LP
3.375% due 10/01/22	100,000	99,475
8.625% due 03/01/19	150,000	189,536
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	115,823
6.800% due 05/15/38	200,000	265,232
Petrobras Global Finance BV (Netherlands) 5.625% due 05/20/43	300,000	273,000
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	102,900
3.875% due 01/27/16	600,000	620,130
5.375% due 01/27/21	100,000	104,723
5.750% due 01/20/20	25,000	26,783
6.750% due 01/27/41	100,000	103,500
6.875% due 01/20/40	50,000	52,875
7.875% due 03/15/19	100,000	117,084
Petrohawk Energy Corp 7.250% due 08/15/18	100,000	104,750
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	105,350
4.875% due 01/24/22	100,000	108,430
5.500% due 01/21/21	100,000	112,750
6.500% due 06/02/41	400,000	467,000
6.625% due 06/15/35	100,000	118,250
8.000% due 05/03/19	200,000	248,800
Phillips 66
2.950% due 05/01/17	100,000	104,859
4.300% due 04/01/22	100,000	108,000
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	105,146
Plains All American Pipeline LP
4.700% due 06/15/44	50,000	50,665
5.000% due 02/01/21	50,000	56,571
6.125% due 01/15/17	100,000	112,117
6.700% due 05/15/36	100,000	127,523
Rowan Cos Inc 7.875% due 08/01/19	30,000	36,672
Schlumberger Investment SA (Luxembourg) 3.650% due 12/01/23	42,000	43,739
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	100,000	100,461
1.900% due 08/10/18	150,000	151,901
2.375% due 08/21/22	100,000	96,443
3.625% due 08/21/42	100,000	91,391
4.300% due 09/22/19	100,000	111,221
4.550% due 08/12/43	100,000	105,221
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	108,796
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	95,833

	Principal Amount	Value
Statoil ASA (Norway)
2.450% due 01/17/23	$100,000	$96,116
2.900% due 11/08/20	90,000	92,645
3.150% due 01/23/22	100,000	102,311
3.700% due 03/01/24	200,000	209,466
3.950% due 05/15/43	100,000	96,715
5.250% due 04/15/19	100,000	114,918
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	98,774
Talisman Energy Inc (Canada)
5.850% due 02/01/37	200,000	220,367
6.250% due 02/01/38	100,000	116,487
Tennessee Gas Pipeline Co LLC 7.500% due 04/01/17	300,000	351,328
The Williams Cos Inc 7.875% due 09/01/21	100,000	124,279
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	150,165
Total Capital International SA (France) 1.550% due 06/28/17	100,000	101,254
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,664
4.125% due 01/28/21	100,000	109,418
4.450% due 06/24/20	200,000	223,378
TransCanada PipeLines Ltd (Canada)
0.750% due 01/15/16	100,000	100,285
2.500% due 08/01/22	100,000	96,658
3.750% due 10/16/23	100,000	102,858
6.350% due 05/15/67 §	200,000	208,750
7.125% due 01/15/19	100,000	121,836
7.625% due 01/15/39	50,000	72,815
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	150,811
Transocean Inc (Cayman)
6.000% due 03/15/18	100,000	113,035
6.375% due 12/15/21	100,000	115,809
6.800% due 03/15/38	100,000	114,250
Valero Energy Corp
6.125% due 02/01/20	50,000	59,148
6.625% due 06/15/37	150,000	186,711
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	122,926
9.625% due 03/01/19	100,000	131,342
Williams Partners LP
4.000% due 11/15/21	100,000	104,687
6.300% due 04/15/40	20,000	23,788
XTO Energy Inc 6.500% due 12/15/18	100,000	120,844

		19,671,048

Financials - 10.1%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	100,000	100,431
4.000% due 04/27/16	100,000	105,480
4.000% due 03/13/24	100,000	103,343
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	102,712
2.700% due 03/13/23	25,000	24,263
4.150% due 03/13/43	25,000	24,623
5.900% due 06/15/19	15,000	17,565
Aflac Inc
3.625% due 06/15/23	200,000	204,404
4.000% due 02/15/22	100,000	107,126
6.900% due 12/17/39	15,000	20,057
African Development Bank (Multi-National)
0.750% due 10/18/16	100,000	100,694
0.875% due 05/15/17	55,000	54,966
0.875% due 03/15/18	100,000	98,568
2.500% due 03/15/16	100,000	103,524

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Alleghany Corp 4.950% due 06/27/22	$100,000	$108,999
American Campus Communities Operating Partnership LP 4.125% due 07/01/24	100,000	101,501
American Express Co
2.650% due 12/02/22	150,000	146,467
4.050% due 12/03/42	125,000	120,575
7.000% due 03/19/18	100,000	119,002
American Express Credit Corp
2.125% due 07/27/18	250,000	254,229
2.125% due 03/18/19	100,000	100,588
2.750% due 09/15/15	100,000	102,645
2.800% due 09/19/16	200,000	208,339
American Honda Finance Corp 2.125% due 10/10/18	100,000	101,676
American International Group Inc
3.800% due 03/22/17	100,000	106,915
5.050% due 10/01/15	100,000	105,449
5.850% due 01/16/18	200,000	228,477
6.250% due 05/01/36	150,000	189,508
8.175% due 05/15/68 §	125,000	172,813
8.250% due 08/15/18	200,000	248,676
American Tower Corp REIT 4.700% due 03/15/22	200,000	214,695
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	105,569
7.300% due 06/28/19	20,000	24,733
Aon Corp
3.500% due 09/30/15	100,000	103,458
5.000% due 09/30/20	50,000	56,151
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	100,000	100,290
Asian Development Bank (Multi-National)
0.500% due 06/20/16	250,000	250,013
1.125% due 03/15/17	200,000	201,698
1.375% due 03/23/20	200,000	194,049
1.875% due 10/23/18	100,000	101,763
2.500% due 03/15/16	200,000	207,083
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	247,316
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	34,179
3.625% due 10/01/20	100,000	104,537
AXA SA (France) 8.600% due 12/15/30	75,000	100,969
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	57,551
Bank of America Corp
1.500% due 10/09/15	100,000	100,948
2.600% due 01/15/19	200,000	202,540
2.650% due 04/01/19	67,000	67,977
3.300% due 01/11/23	150,000	147,824
3.750% due 07/12/16	200,000	210,479
4.100% due 07/24/23	300,000	311,779
5.000% due 01/21/44	200,000	212,649
5.625% due 07/01/20	200,000	230,345
5.650% due 05/01/18	150,000	170,114
5.700% due 01/24/22	150,000	173,816
6.050% due 05/16/16	100,000	108,808
6.110% due 01/29/37	250,000	289,108
6.400% due 08/28/17	100,000	114,293
6.500% due 08/01/16	200,000	221,770
6.875% due 04/25/18	200,000	235,653
7.625% due 06/01/19	150,000	185,447
7.750% due 05/14/38	200,000	274,873

	Principal Amount	Value
Bank of America NA
1.250% due 02/14/17	$250,000	$250,565
5.300% due 03/15/17	250,000	275,096
Bank of Montreal (Canada)
0.800% due 11/06/15	100,000	100,433
2.500% due 01/11/17	200,000	208,156
Bank of Nova Scotia (Canada)
1.450% due 04/25/18	100,000	99,381
2.050% due 10/07/15	100,000	101,971
2.050% due 06/05/19	100,000	99,473
2.550% due 01/12/17	200,000	207,649
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	150,000	163,116
5.140% due 10/14/20	250,000	274,145
BB&T Corp
2.050% due 06/19/18	100,000	101,182
2.150% due 03/22/17	100,000	102,400
3.950% due 04/29/16	50,000	52,957
3.950% due 03/22/22	200,000	212,201
BBVA US Senior SAU (Spain) 4.664% due 10/09/15	200,000	209,105
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	200,000	201,193
2.450% due 12/15/15	100,000	102,866
4.300% due 05/15/43	200,000	199,139
5.750% due 01/15/40	25,000	30,033
Berkshire Hathaway Inc
3.000% due 02/11/23	50,000	50,006
3.400% due 01/31/22	100,000	103,838
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	103,227
BlackRock Inc 5.000% due 12/10/19	100,000	114,262
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	102,462
2.400% due 12/12/18	150,000	151,432
2.450% due 03/17/19	100,000	100,783
5.000% due 01/15/21	200,000	222,964
Boston Properties LP REIT
3.700% due 11/15/18	100,000	106,842
4.125% due 05/15/21	100,000	106,464
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	102,766
Capital One Bank USA NA 8.800% due 07/15/19	50,000	64,851
Capital One Financial Corp
3.150% due 07/15/16	200,000	208,796
6.150% due 09/01/16	100,000	110,714
Caterpillar Financial Services Corp
1.000% due 11/25/16	100,000	100,365
2.650% due 04/01/16	200,000	207,101
Citigroup Inc
1.250% due 01/15/16	350,000	352,221
1.300% due 04/01/16	100,000	100,634
1.300% due 11/15/16	300,000	300,534
3.750% due 06/16/24	100,000	100,427
3.953% due 06/15/16	250,000	263,874
4.050% due 07/30/22	100,000	102,575
4.450% due 01/10/17	150,000	161,744
4.500% due 01/14/22	60,000	65,190
4.950% due 11/07/43	100,000	107,013
6.000% due 08/15/17	100,000	113,251
6.125% due 11/21/17	100,000	114,444
6.125% due 08/25/36	100,000	115,307
6.875% due 03/05/38	100,000	133,193
8.125% due 07/15/39	200,000	301,133
8.500% due 05/22/19	150,000	192,156
CME Group Inc 3.000% due 09/15/22	50,000	49,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
CNA Financial Corp
6.500% due 08/15/16	$50,000	$55,715
7.350% due 11/15/19	15,000	18,542
Comerica Inc 3.000% due 09/16/15	100,000	102,874
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	255,157
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875% due 02/08/22	200,000	212,110
3.950% due 11/09/22	250,000	254,477
5.250% due 05/24/41	200,000	223,385
Corp Andina de Fomento (Multi-National)
3.750% due 01/15/16	100,000	104,506
8.125% due 06/04/19	25,000	31,409
Corporate Office Properties LP 3.700% due 06/15/21	50,000	50,034
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	99,213
1.500% due 02/22/17	100,000	101,726
Countrywide Financial Corp 6.250% due 05/15/16	100,000	109,163
Credit Suisse NY (Switzerland)
2.300% due 05/28/19	300,000	300,783
4.375% due 08/05/20	350,000	382,968
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	75,952
DDR Corp REIT 3.375% due 05/15/23	100,000	97,204
Deutsche Bank AG (Germany)
3.250% due 01/11/16	300,000	311,382
3.700% due 05/30/24	85,000	85,151
Discover Bank 2.000% due 02/21/18	250,000	251,680
Duke Realty LP REIT 6.750% due 03/15/20	25,000	29,824
ERP Operating LP REIT 4.625% due 12/15/21	100,000	110,195
Essex Portfolio LP 3.875% due 05/01/24 ~	50,000	50,908
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	450,000	452,105
1.625% due 09/03/15	100,000	101,565
1.625% due 04/10/18	100,000	101,205
European Investment Bank (Multi-National)
0.500% due 08/15/16	200,000	199,829
1.000% due 07/15/15	350,000	352,877
1.000% due 03/15/18	250,000	247,727
1.000% due 06/15/18	200,000	197,343
1.125% due 12/15/16	300,000	302,928
1.125% due 09/15/17	150,000	150,462
2.250% due 03/15/16	500,000	515,592
2.875% due 09/15/20	250,000	261,352
3.250% due 01/29/24	600,000	627,697
4.875% due 02/15/36	125,000	149,892
5.125% due 05/30/17	500,000	560,247
Export-Import Bank of Korea (South Korea)
4.125% due 09/09/15	200,000	208,005
5.000% due 04/11/22	200,000	227,134
Fifth Third Bancorp
5.450% due 01/15/17	50,000	54,836
8.250% due 03/01/38	25,000	36,971
Fifth Third Bank 1.450% due 02/28/18	200,000	199,482
First Horizon National Corp 5.375% due 12/15/15	50,000	52,909

	Principal Amount	Value
FMS Wertmanagement AoeR (Germany) 0.625% due 04/18/16	$200,000	$200,647
Ford Motor Credit Co LLC
4.375% due 08/06/23	200,000	213,872
5.875% due 08/02/21	250,000	293,825
6.625% due 08/15/17	250,000	287,940
8.000% due 12/15/16	200,000	232,569
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,499
General Electric Capital Corp
1.250% due 05/15/17	75,000	75,282
1.600% due 11/20/17	150,000	151,026
1.625% due 07/02/15	200,000	202,536
3.350% due 10/17/16	400,000	422,238
3.450% due 05/15/24	150,000	150,755
4.625% due 01/07/21	200,000	222,932
5.625% due 05/01/18	600,000	688,024
5.875% due 01/14/38	200,000	243,099
6.000% due 08/07/19	200,000	237,140
6.750% due 03/15/32	350,000	462,424
6.875% due 01/10/39	200,000	269,155
Genworth Holdings Inc 7.700% due 06/15/20	150,000	185,284
HCP Inc REIT
4.250% due 11/15/23	93,000	96,794
5.375% due 02/01/21	150,000	170,783
Health Care REIT Inc
4.500% due 01/15/24	150,000	158,263
6.200% due 06/01/16	100,000	109,766
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	99,235
HSBC Bank USA NA 4.875% due 08/24/20	100,000	111,313
HSBC Finance Corp
5.500% due 01/19/16	200,000	214,156
6.676% due 01/15/21	211,000	252,579
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	106,516
4.875% due 01/14/22	100,000	112,352
6.500% due 09/15/37	100,000	123,527
6.800% due 06/01/38	150,000	191,729
HSBC USA Inc 3.500% due 06/23/24	200,000	200,866
Inter-American Development Bank (Multi-National)
0.875% due 11/15/16	150,000	150,723
0.875% due 03/15/18	300,000	295,487
1.125% due 03/15/17	200,000	202,278
1.125% due 09/12/19	175,000	169,926
1.375% due 10/18/16	100,000	101,720
2.125% due 11/09/20	200,000	201,212
3.200% due 08/07/42	100,000	89,355
4.250% due 09/14/15	200,000	209,752
4.250% due 09/10/18	125,000	139,364
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	105,569
International Bank for Reconstruction & Development (Multi-National)
0.500% due 04/15/16	400,000	400,498
0.875% due 04/17/17	100,000	100,243
1.000% due 09/15/16	200,000	201,903
1.875% due 03/15/19	300,000	304,589
2.125% due 03/15/16	250,000	257,506
2.125% due 11/01/20	200,000	201,621
2.125% due 02/13/23	100,000	98,772
7.625% due 01/19/23	100,000	139,433
International Finance Corp (Multi-National)
0.500% due 05/16/16	150,000	149,938
0.875% due 06/15/18	100,000	98,066
1.750% due 09/04/18	200,000	202,436
2.125% due 11/17/17	200,000	206,938

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	$200,000	$210,939
5.250% due 01/12/24	200,000	219,004
Invesco Finance PLC (United Kingdom) 5.375% due 11/30/43	200,000	226,739
Jefferies Group LLC 8.500% due 07/15/19	125,000	156,875
JPMorgan Chase & Co
1.100% due 10/15/15	100,000	100,443
1.350% due 02/15/17	200,000	200,863
1.625% due 05/15/18	250,000	249,225
1.800% due 01/25/18	200,000	201,117
2.000% due 08/15/17	250,000	254,389
2.350% due 01/28/19	200,000	202,531
3.250% due 09/23/22	200,000	201,170
4.250% due 10/15/20	250,000	271,535
4.350% due 08/15/21	200,000	216,805
4.400% due 07/22/20	50,000	54,695
5.500% due 10/15/40	100,000	115,383
5.600% due 07/15/41	100,000	117,521
6.125% due 06/27/17	100,000	112,906
6.300% due 04/23/19	250,000	295,852
6.400% due 05/15/38	300,000	378,944
KeyCorp
2.300% due 12/13/18	100,000	101,257
5.100% due 03/24/21	100,000	113,427
KFW (Germany)
0.500% due 04/19/16	450,000	450,516
0.500% due 07/15/16	350,000	349,736
1.000% due 06/11/18	200,000	197,385
1.250% due 10/26/15	100,000	101,270
1.250% due 10/05/16	400,000	405,654
1.250% due 02/15/17	500,000	506,180
2.000% due 10/04/22	250,000	241,465
2.125% due 01/17/23	150,000	145,367
2.375% due 08/25/21	250,000	251,333
2.625% due 02/16/16	500,000	518,079
4.000% due 01/27/20	100,000	111,114
4.375% due 03/15/18	200,000	222,347
4.500% due 07/16/18	100,000	112,161
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	101,008
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	96,344
6.875% due 10/01/19	25,000	30,090
Korea Finance Corp (South Korea) 2.875% due 08/22/18	200,000	205,809
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	97,753
1.750% due 04/15/19	225,000	225,916
2.125% due 07/15/16	125,000	129,051
5.125% due 02/01/17	100,000	111,055
Leucadia National Corp 6.625% due 10/23/43	100,000	107,316
Liberty Property LP REIT 4.400% due 02/15/24	94,000	98,723
Lincoln National Corp
7.000% due 05/17/66 §	100,000	104,500
8.750% due 07/01/19	115,000	149,240
Lloyds Bank PLC (United Kingdom) 4.875% due 01/21/16	125,000	133,139
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	29,800
Markel Corp
5.350% due 06/01/21	150,000	168,680
7.125% due 09/30/19	25,000	30,137
Marsh & McLennan Cos Inc 2.550% due 10/15/18	50,000	51,148

	Principal Amount	Value
MetLife Inc
5.700% due 06/15/35	$100,000	$120,588
5.875% due 02/06/41	50,000	61,753
6.375% due 06/15/34	100,000	128,929
6.750% due 06/01/16	250,000	277,923
Moody’s Corp 4.875% due 02/15/24	50,000	53,593
Morgan Stanley
2.125% due 04/25/18	400,000	404,715
3.800% due 04/29/16	200,000	210,064
4.100% due 05/22/23	100,000	101,575
4.875% due 11/01/22	100,000	107,473
5.375% due 10/15/15	300,000	317,741
5.500% due 07/28/21	50,000	57,502
5.625% due 09/23/19	200,000	230,272
5.750% due 01/25/21	200,000	232,555
5.950% due 12/28/17	200,000	227,837
6.625% due 04/01/18	250,000	292,458
7.250% due 04/01/32	100,000	134,304
National Australia Bank Ltd (Australia) 1.300% due 07/25/16	300,000	302,920
National City Corp 6.875% due 05/15/19	200,000	239,084
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	97,180
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	101,124
8.000% due 03/01/32	50,000	72,361
Nomura Holdings Inc (Japan)
2.000% due 09/13/16	100,000	101,678
4.125% due 01/19/16	100,000	104,784
6.700% due 03/04/20	5,000	6,017
Nordic Investment Bank (Multi-National) 0.500% due 04/14/16	200,000	200,223
Northern Trust Corp 3.375% due 08/23/21	50,000	52,482
Oesterreichische Kontrollbank AG (Austria)
0.750% due 12/15/16	200,000	199,948
1.125% due 05/29/18	150,000	148,392
1.750% due 10/05/15	100,000	101,831
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24 ~	100,000	102,636
PACCAR Financial Corp 1.150% due 08/16/16	100,000	100,791
PNC Funding Corp
2.700% due 09/19/16	225,000	233,753
5.125% due 02/08/20	100,000	114,060
Portigon AG (Germany) 4.796% due 07/15/15	100,000	104,324
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,569
4.625% due 09/15/42	100,000	101,562
Private Export Funding Corp
1.375% due 02/15/17	100,000	101,334
2.450% due 07/15/24	100,000	94,757
4.300% due 12/15/21	25,000	27,903
Prologis LP REIT
2.750% due 02/15/19	43,000	43,851
3.350% due 02/01/21	100,000	101,574
6.625% due 05/15/18	54,000	63,071
Prospect Capital Corp 5.000% due 07/15/19	100,000	103,058
Protective Life Corp 8.450% due 10/15/39	25,000	36,466
Prudential Financial Inc
4.750% due 09/17/15	100,000	104,978
5.200% due 03/15/44 §	100,000	102,375
5.625% due 05/12/41	50,000	58,445
5.875% due 09/15/42 §	100,000	109,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
6.200% due 11/15/40	$50,000	$62,718
6.625% due 06/21/40	50,000	65,472
7.375% due 06/15/19	70,000	86,769
Realty Income Corp REIT
4.650% due 08/01/23	50,000	53,752
5.875% due 03/15/35	50,000	57,965
Regency Centers LP 4.800% due 04/15/21	100,000	110,142
Regions Financial Corp 2.000% due 05/15/18	50,000	49,864
Royal Bank of Canada (Canada)
0.800% due 10/30/15	100,000	100,388
1.200% due 01/23/17	200,000	201,300
1.200% due 09/19/18	100,000	99,805
1.500% due 01/16/18	200,000	200,826
2.625% due 12/15/15	100,000	103,205
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	150,000	176,797
Santander Holdings USA Inc 3.000% due 09/24/15	80,000	82,192
Senior Housing Properties Trust 3.250% due 05/01/19	50,000	50,685
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	205,832
2.200% due 02/01/19	150,000	151,563
5.750% due 12/01/15	100,000	106,035
Sumitomo Mitsui Banking Corp (Japan) 1.350% due 07/18/15	250,000	252,097
SunTrust Bank 5.000% due 09/01/15	4,000	4,185
SunTrust Banks Inc
2.500% due 05/01/19	50,000	50,688
3.500% due 01/20/17	200,000	211,858
Svensk Exportkredit AB (Sweden)
0.625% due 05/31/16	200,000	200,294
2.125% due 07/13/16	100,000	103,067
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	249,612
The Allstate Corp 5.750% due 08/15/53 §	200,000	215,186
The Bank of New York Mellon Corp
0.700% due 10/23/15	90,000	90,309
1.350% due 03/06/18	25,000	24,788
2.100% due 01/15/19	100,000	100,689
2.300% due 07/28/16	100,000	103,174
2.500% due 01/15/16	100,000	102,996
3.400% due 05/15/24	100,000	101,010
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	297,727
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,904
3.225% due 09/01/22	25,000	25,226
The Chubb Corp 5.750% due 05/15/18	50,000	57,373
The Goldman Sachs Group Inc
2.375% due 01/22/18	100,000	101,716
2.625% due 01/31/19	400,000	405,728
2.900% due 07/19/18	300,000	309,337
3.625% due 02/07/16	300,000	312,932
3.625% due 01/22/23	400,000	401,070
5.250% due 07/27/21	150,000	168,619
5.375% due 03/15/20	300,000	340,200
5.625% due 01/15/17	225,000	247,737
6.125% due 02/15/33	150,000	179,951
6.150% due 04/01/18	100,000	114,650
6.750% due 10/01/37	200,000	240,111
7.500% due 02/15/19	250,000	305,110
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	170,765

	Principal Amount	Value
The Korea Development Bank (South Korea) 3.875% due 05/04/17	$250,000	$266,314
The NASDAQ OMX Group Inc 5.550% due 01/15/20	100,000	111,069
The Progressive Corp 3.750% due 08/23/21	100,000	106,685
The Royal Bank of Scotland PLC (United Kingdom) 3.950% due 09/21/15	250,000	259,400
The Toronto-Dominion Bank (Canada)
1.125% due 05/02/17	150,000	150,096
1.400% due 04/30/18	100,000	99,248
2.375% due 10/19/16	100,000	103,546
The Travelers Cos Inc
5.750% due 12/15/17	50,000	57,205
6.250% due 06/20/16	100,000	110,648
6.250% due 06/15/37	25,000	32,300
Torchmark Corp 9.250% due 06/15/19	50,000	64,447
Toyota Motor Credit Corp
1.250% due 10/05/17	300,000	299,980
1.375% due 01/10/18	50,000	50,098
2.050% due 01/12/17	100,000	102,771
2.625% due 01/10/23	100,000	97,139
4.250% due 01/11/21	100,000	109,725
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	129,951
UBS AG (Switzerland)
5.750% due 04/25/18	100,000	114,741
5.875% due 07/15/16	100,000	109,581
5.875% due 12/20/17	100,000	114,287
UBS Preferred Funding Trust V 6.243% § ±	250,000	267,187
UDR Inc REIT 3.700% due 10/01/20	100,000	105,005
Union Bank NA 3.000% due 06/06/16	250,000	260,702
US Bancorp
2.200% due 11/15/16	45,000	46,429
2.450% due 07/27/15	125,000	127,831
2.950% due 07/15/22	250,000	246,505
Ventas Realty LP REIT
1.250% due 04/17/17	57,000	57,038
1.550% due 09/26/16	88,000	88,937
4.000% due 04/30/19	100,000	107,536
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	109,661
Wachovia Corp
5.500% due 08/01/35	200,000	225,690
5.625% due 10/15/16	100,000	110,250
5.750% due 02/01/18	100,000	114,561
Wells Fargo & Co
1.500% due 01/16/18	100,000	99,904
2.125% due 04/22/19	100,000	100,417
2.625% due 12/15/16	300,000	311,980
3.450% due 02/13/23	300,000	298,925
3.500% due 03/08/22	150,000	155,229
4.100% due 06/03/26	300,000	304,002
4.600% due 04/01/21	200,000	222,782
5.375% due 02/07/35	100,000	117,060
5.606% due 01/15/44	100,000	114,807
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	135,361
Westpac Banking Corp (Australia)
1.050% due 11/25/16	100,000	100,300
1.125% due 09/25/15	100,000	100,811
2.000% due 08/14/17	100,000	102,238
3.000% due 08/04/15	100,000	102,774
4.875% due 11/19/19	25,000	28,189

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Weyerhaeuser Co REIT 7.375% due 03/15/32	$100,000	$135,321
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	112,451
WP Carey Inc REIT 4.600% due 04/01/24	100,000	104,070
WR Berkley Corp 6.250% due 02/15/37	50,000	61,190
XLIT Ltd (Cayman)
2.300% due 12/15/18	50,000	49,773
5.250% due 12/15/43	50,000	54,904

		65,969,862

Health Care - 1.9%

Abbott Laboratories
5.125% due 04/01/19	80,000	91,118
6.150% due 11/30/37	25,000	32,281
AbbVie Inc
1.750% due 11/06/17	200,000	200,958
2.000% due 11/06/18	150,000	149,949
4.400% due 11/06/42	125,000	121,616
Actavis Funding SCS (Luxembourg)
1.300% due 06/15/17 ~	100,000	99,865
2.450% due 06/15/19 ~	65,000	65,248
Actavis Inc
3.250% due 10/01/22	100,000	98,303
4.625% due 10/01/42	100,000	98,581
Aetna Inc
2.750% due 11/15/22	125,000	120,913
3.950% due 09/01/20	50,000	54,301
4.125% due 11/15/42	100,000	96,176
Agilent Technologies Inc 3.200% due 10/01/22	100,000	96,622
Allergan Inc 2.800% due 03/15/23	25,000	22,576
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	99,888
Amgen Inc
3.625% due 05/22/24	100,000	101,030
5.150% due 11/15/41	174,000	187,091
5.700% due 02/01/19	100,000	115,793
5.750% due 03/15/40	400,000	465,158
6.400% due 02/01/39	25,000	31,257
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	23,874
5.900% due 09/15/17	100,000	114,397
6.450% due 09/15/37	100,000	130,026
Baxter International Inc
1.850% due 06/15/18	100,000	100,236
3.200% due 06/15/23	50,000	49,660
4.250% due 03/15/20	100,000	108,922
Becton Dickinson & Co 3.125% due 11/08/21	100,000	102,926
Boston Scientific Corp
2.650% due 10/01/18	100,000	102,312
6.400% due 06/15/16	100,000	110,317
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	99,274
3.250% due 08/01/42	100,000	83,031
Cardinal Health Inc 3.200% due 06/15/22	100,000	100,361
CareFusion Corp 3.875% due 05/15/24	100,000	101,178
Catholic Health Initiatives 4.350% due 11/01/42	150,000	144,057
Celgene Corp
2.250% due 05/15/19	200,000	200,752
3.250% due 08/15/22	100,000	99,904
4.000% due 08/15/23	100,000	104,282

	Principal Amount	Value
Cigna Corp
2.750% due 11/15/16	$200,000	$207,803
4.500% due 03/15/21	100,000	110,007
Covidien International Finance SA (Luxembourg) 6.000% due 10/15/17	125,000	143,074
Eli Lilly & Co
4.650% due 06/15/44	150,000	158,782
5.500% due 03/15/27	100,000	120,038
Express Scripts Holding Co
2.650% due 02/15/17	100,000	103,942
3.125% due 05/15/16	100,000	104,222
Gilead Sciences Inc
3.050% due 12/01/16	200,000	209,688
4.400% due 12/01/21	100,000	109,921
GlaxoSmithKline Capital Inc
5.650% due 05/15/18	200,000	229,574
6.375% due 05/15/38	100,000	130,126
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	197,661
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	77,325
Humana Inc 4.625% due 12/01/42	100,000	99,355
Johnson & Johnson
1.650% due 12/05/18	150,000	150,780
4.850% due 05/15/41	50,000	56,903
5.550% due 08/15/17	50,000	56,994
5.950% due 08/15/37	100,000	130,020
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	108,281
Life Technologies Corp 6.000% due 03/01/20	100,000	117,003
McKesson Corp
0.950% due 12/04/15	100,000	100,433
1.292% due 03/10/17	150,000	150,395
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	53,723
7.125% due 03/15/18	200,000	236,415
Medtronic Inc
1.375% due 04/01/18	250,000	248,566
2.750% due 04/01/23	50,000	48,413
4.450% due 03/15/20	25,000	27,718
4.500% due 03/15/42	100,000	102,115
Merck & Co Inc
1.100% due 01/31/18	100,000	98,481
2.400% due 09/15/22	100,000	96,563
3.600% due 09/15/42	300,000	269,440
4.150% due 05/18/43	100,000	98,081
6.000% due 09/15/17	50,000	57,440
6.500% due 12/01/33	100,000	133,424
6.550% due 09/15/37	100,000	133,782
Mylan Inc 2.600% due 06/24/18	100,000	101,657
Novartis Capital Corp
2.400% due 09/21/22	75,000	72,337
4.400% due 04/24/20	50,000	55,628
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	142,605
Perrigo Co PLC (Ireland) 2.300% due 11/08/18 ~	250,000	250,121
Pfizer Inc
1.500% due 06/15/18	150,000	148,869
3.400% due 05/15/24	350,000	355,927
6.200% due 03/15/19	150,000	178,227
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,244
5.750% due 01/30/40	10,000	10,831
6.950% due 07/01/37	100,000	121,538

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Sanofi (France) 4.000% due 03/29/21	$200,000	$216,837
St Jude Medical Inc 3.250% due 04/15/23	100,000	99,255
Stryker Corp 4.100% due 04/01/43	100,000	95,663
Teva Pharmaceutical Finance IV LLC 2.250% due 03/18/20	200,000	195,804
Thermo Fisher Scientific Inc
2.250% due 08/15/16	100,000	102,671
3.150% due 01/15/23	100,000	98,905
3.200% due 03/01/16	100,000	103,919
4.150% due 02/01/24	100,000	104,722
UnitedHealth Group Inc
1.625% due 03/15/19	100,000	98,555
6.875% due 02/15/38	250,000	339,120
WellPoint Inc
1.875% due 01/15/18	75,000	75,582
3.300% due 01/15/23	75,000	75,009
4.625% due 05/15/42	100,000	102,033
4.650% due 01/15/43	50,000	50,947
5.250% due 01/15/16	100,000	106,886
5.875% due 06/15/17	100,000	112,294
Wyeth LLC
5.950% due 04/01/37	50,000	61,427
6.500% due 02/01/34	100,000	131,028
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	102,024
Zoetis Inc 1.150% due 02/01/16	100,000	100,661

		12,428,047

Industrials - 1.7%

3M Co 2.000% due 06/26/22	400,000	380,762
ABB Finance USA Inc 2.875% due 05/08/22	100,000	99,419
Air Lease Corp 3.375% due 01/15/19	100,000	103,375
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24 ~	194,080	211,081
Boeing Capital Corp 4.700% due 10/27/19	200,000	226,437
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	147,753
4.450% due 03/15/43	300,000	298,970
4.700% due 10/01/19	100,000	113,181
5.650% due 05/01/17	100,000	112,329
5.750% due 05/01/40	100,000	119,729
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	100,479
6.200% due 06/01/36	50,000	64,180
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	55,065
Caterpillar Inc
3.803% due 08/15/42	100,000	92,610
3.900% due 05/27/21	200,000	216,553
6.050% due 08/15/36	125,000	154,861
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	38,749	43,399
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	29,149	29,659
CSX Corp
3.700% due 11/01/23	100,000	103,129
5.500% due 04/15/41	75,000	86,910
7.375% due 02/01/19	50,000	61,256
Danaher Corp 2.300% due 06/23/16	50,000	51,643

	Principal Amount	Value
Deere & Co
3.900% due 06/09/42	$100,000	$95,155
4.375% due 10/16/19	50,000	55,644
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	72,510	79,036
Dover Corp 5.375% due 03/01/41	50,000	58,336
Eaton Corp
2.750% due 11/02/22	200,000	193,913
4.000% due 11/02/32	100,000	100,241
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	108,000
Emerson Electric Co 4.250% due 11/15/20	25,000	27,149
FedEx Corp
3.875% due 08/01/42	100,000	90,001
4.000% due 01/15/24	200,000	208,734
Flowserve Corp 4.000% due 11/15/23	143,000	145,758
GATX Corp 2.375% due 07/30/18	46,000	46,441
General Dynamics Corp
1.000% due 11/15/17	50,000	49,610
3.600% due 11/15/42	200,000	183,757
General Electric Co
2.700% due 10/09/22	100,000	98,333
3.375% due 03/11/24	250,000	255,115
4.125% due 10/09/42	100,000	98,989
5.250% due 12/06/17	100,000	112,895
Honeywell International Inc
5.000% due 02/15/19	100,000	113,750
5.300% due 03/01/18	125,000	142,167
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	150,312
4.875% due 09/15/41	100,000	108,138
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	105,340
John Deere Capital Corp
0.700% due 09/04/15	100,000	100,352
1.050% due 10/11/16	100,000	100,532
1.400% due 03/15/17	100,000	101,379
1.950% due 12/13/18	200,000	200,736
2.750% due 03/15/22	100,000	99,284
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	57,065
L-3 Communications Corp 5.200% due 10/15/19	100,000	112,613
Lockheed Martin Corp
4.250% due 11/15/19	100,000	110,464
6.150% due 09/01/36	100,000	125,329
Norfolk Southern Corp
2.903% due 02/15/23	100,000	97,495
3.000% due 04/01/22	100,000	100,113
4.800% due 08/15/43	100,000	106,623
4.837% due 10/01/41	50,000	53,149
5.900% due 06/15/19	50,000	58,360
Northrop Grumman Corp
3.250% due 08/01/23	100,000	99,235
3.500% due 03/15/21	100,000	104,133
Owens Corning 4.200% due 12/15/22	138,000	141,878
Parker Hannifin Corp 6.250% due 05/15/38	100,000	127,752
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15	50,000	50,402
Pitney Bowes Inc
4.625% due 03/15/24	100,000	103,576
5.600% due 03/15/18	50,000	55,921
Precision Castparts Corp 2.500% due 01/15/23	100,000	95,908

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Raytheon Co
2.500% due 12/15/22	$125,000	$120,199
4.400% due 02/15/20	25,000	27,218
Republic Services Inc
3.800% due 05/15/18	200,000	214,434
5.500% due 09/15/19	27,000	31,016
Rockwell Collins Inc 5.250% due 07/15/19	100,000	112,041
Roper Industries Inc 1.850% due 11/15/17	100,000	100,897
Ryder System Inc
2.350% due 02/26/19	125,000	126,147
2.500% due 03/01/17	50,000	51,642
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	48,916
The Boeing Co
5.875% due 02/15/40	50,000	63,099
6.000% due 03/15/19	100,000	117,888
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	207,233
Union Pacific Corp
3.646% due 02/15/24	92,000	95,918
4.750% due 09/15/41	100,000	109,180
4.750% due 12/15/43	100,000	108,702
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	107,000	108,471
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,005
2.450% due 10/01/22	100,000	97,162
3.125% due 01/15/21	100,000	104,370
5.500% due 01/15/18	50,000	57,071
6.200% due 01/15/38	50,000	65,250
United Technologies Corp
1.800% due 06/01/17	100,000	102,197
3.100% due 06/01/22	200,000	202,832
4.500% due 06/01/42	125,000	131,210
6.125% due 02/01/19	100,000	118,266
URS Corp 5.000% due 04/01/22	100,000	102,013
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	95,591	101,307
Verisk Analytics Inc 4.125% due 09/12/22	100,000	102,207
Waste Management Inc
6.100% due 03/15/18	250,000	288,807
7.750% due 05/15/32	100,000	141,829

		11,009,420

Information Technology - 1.3%

Adobe Systems Inc 4.750% due 02/01/20	100,000	111,351
Altera Corp 2.500% due 11/15/18	100,000	101,627
Apple Inc
0.450% due 05/03/16	175,000	174,918
2.400% due 05/03/23	450,000	425,706
3.450% due 05/06/24	300,000	303,792
Arrow Electronics Inc 6.000% due 04/01/20	25,000	28,036
Avnet Inc 6.000% due 09/01/15	100,000	105,657
Baidu Inc (Cayman) 2.250% due 11/28/17	200,000	202,722
CA Inc 2.875% due 08/15/18	100,000	102,393
Cisco Systems Inc
2.125% due 03/01/19	200,000	201,699
4.950% due 02/15/19	200,000	226,521
5.500% due 02/22/16	200,000	216,220
5.500% due 01/15/40	100,000	116,668

	Principal Amount	Value
Corning Inc 1.450% due 11/15/17	$100,000	$98,391
eBay Inc
1.350% due 07/15/17	100,000	100,529
3.250% due 10/15/20	200,000	207,355
EMC Corp
1.875% due 06/01/18	100,000	100,743
3.375% due 06/01/23	100,000	101,329
Fidelity National Information Services Inc 3.500% due 04/15/23	108,000	106,403
Fiserv Inc 3.125% due 06/15/16	50,000	51,962
Google Inc 2.125% due 05/19/16	100,000	103,060
Hewlett-Packard Co
3.000% due 09/15/16	200,000	208,299
3.750% due 12/01/20	50,000	52,327
4.050% due 09/15/22	200,000	208,235
4.650% due 12/09/21	150,000	163,474
6.000% due 09/15/41	55,000	63,431
Intel Corp
3.300% due 10/01/21	150,000	155,499
4.800% due 10/01/41	185,000	196,333
International Business Machines Corp
0.450% due 05/06/16	250,000	249,618
1.250% due 02/08/18	100,000	99,587
1.625% due 05/15/20	150,000	144,727
1.875% due 05/15/19	100,000	99,939
1.950% due 07/22/16	100,000	102,666
5.600% due 11/30/39	26,000	31,211
5.700% due 09/14/17	100,000	113,997
8.375% due 11/01/19	100,000	130,965
Juniper Networks Inc 3.100% due 03/15/16	100,000	102,758
Microsoft Corp
1.625% due 09/25/15	100,000	101,678
2.375% due 05/01/23	100,000	95,873
3.500% due 11/15/42	100,000	89,280
5.200% due 06/01/39	135,000	153,774
5.300% due 02/08/41	200,000	232,694
Motorola Solutions Inc 3.500% due 03/01/23	150,000	145,317
NetApp Inc 3.375% due 06/15/21	50,000	50,229
Oracle Corp
1.200% due 10/15/17	300,000	299,691
2.250% due 10/08/19	150,000	149,832
4.300% due 07/08/34	100,000	99,960
5.000% due 07/08/19	100,000	114,152
5.750% due 04/15/18	100,000	115,161
6.125% due 07/08/39	100,000	125,722
6.500% due 04/15/38	100,000	129,169
Seagate HDD Cayman (Cayman) 3.750% due 11/15/18 ~	100,000	102,500
Symantec Corp 2.750% due 06/15/17	100,000	102,729
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	104,065
Texas Instruments Inc 1.000% due 05/01/18	200,000	196,452
The Western Union Co 5.930% due 10/01/16	100,000	109,819
Tyco Electronics Group SA (Luxembourg)
2.375% due 12/17/18	50,000	50,438
4.875% due 01/15/21	30,000	33,037
Xerox Corp
3.800% due 05/15/24	150,000	149,405
5.625% due 12/15/19	100,000	114,912

		8,176,037

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Materials - 1.2%

Air Products & Chemicals Inc 4.375% due 08/21/19	$25,000	$27,642
Allegheny Technologies Inc 5.875% due 08/15/23	50,000	54,911
Barrick Gold Corp (Canada)
3.850% due 04/01/22	100,000	99,610
4.100% due 05/01/23	200,000	199,430
5.250% due 04/01/42	100,000	98,044
BHP Billiton Finance USA Ltd (Australia)
1.875% due 11/21/16	100,000	102,471
2.050% due 09/30/18	200,000	202,578
5.000% due 09/30/43	150,000	166,142
Cabot Corp 5.000% due 10/01/16	25,000	27,022
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	103,809
CF Industries Inc 3.450% due 06/01/23	125,000	124,066
Cliffs Natural Resources Inc 4.875% due 04/01/21	150,000	148,098
CRH America Inc 6.000% due 09/30/16	50,000	55,500
Eastman Chemical Co
4.650% due 10/15/44	50,000	49,590
4.800% due 09/01/42	100,000	101,751
Ecolab Inc
1.450% due 12/08/17	150,000	150,290
4.350% due 12/08/21	100,000	109,781
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	97,766
4.625% due 01/15/20	150,000	168,712
5.750% due 03/15/19	200,000	233,615
FMC Corp 4.100% due 02/01/24	50,000	52,297
Freeport-McMoRan Copper & Gold Inc
2.150% due 03/01/17	200,000	204,236
3.100% due 03/15/20	150,000	151,654
3.875% due 03/15/23	100,000	99,826
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	150,138
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	246,908
International Paper Co
4.750% due 02/15/22	125,000	137,987
7.500% due 08/15/21	40,000	51,019
7.950% due 06/15/18	100,000	122,384
LyondellBasell Industries NV (Netherlands) 6.000% due 11/15/21	200,000	239,411
MeadWestvaco Corp 7.375% due 09/01/19	100,000	121,137
Monsanto Co
1.850% due 11/15/18	100,000	99,777
3.375% due 07/15/24 #	100,000	100,810
3.600% due 07/15/42	50,000	44,173
4.400% due 07/15/44 #	100,000	100,446
Newmont Mining Corp
3.500% due 03/15/22	100,000	96,529
5.875% due 04/01/35	100,000	101,178
Nucor Corp
4.000% due 08/01/23	25,000	26,004
4.125% due 09/15/22	50,000	52,580
5.200% due 08/01/43	25,000	26,683
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	112,586
PPG Industries Inc 3.600% due 11/15/20	50,000	52,592

	Principal Amount	Value
Praxair Inc
1.050% due 11/07/17	$50,000	$49,686
1.250% due 11/07/18	150,000	146,916
2.200% due 08/15/22	100,000	94,563
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	101,740
3.500% due 11/02/20	100,000	104,757
7.125% due 07/15/28	50,000	65,525
9.000% due 05/01/19	150,000	196,833
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	101,235
4.750% due 03/22/42	200,000	208,967
Sonoco Products Co 5.750% due 11/01/40	200,000	230,983
Southern Copper Corp
5.250% due 11/08/42	150,000	138,552
7.500% due 07/27/35	50,000	58,672
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	104,259
5.200% due 03/01/42	100,000	96,497
6.250% due 07/15/41	50,000	54,380
The Dow Chemical Co
4.125% due 11/15/21	200,000	214,877
4.250% due 11/15/20	100,000	108,994
5.700% due 05/15/18	197,000	224,891
The Mosaic Co 5.450% due 11/15/33	163,000	182,957
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	47,820
The Valspar Corp 7.250% due 06/15/19	25,000	29,909
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	103,170
6.250% due 01/23/17	100,000	112,034
6.875% due 11/21/36	150,000	166,609
8.250% due 01/17/34	100,000	125,482

		7,781,491

Telecommunication Services - 1.3%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	282,100
6.375% due 03/01/35	125,000	150,465
AT&T Inc
0.900% due 02/12/16	100,000	100,310
1.400% due 12/01/17	100,000	99,645
2.500% due 08/15/15	150,000	153,293
2.625% due 12/01/22	125,000	119,929
2.950% due 05/15/16	400,000	415,895
3.000% due 02/15/22	100,000	99,672
4.300% due 12/15/42	393,000	373,433
4.350% due 06/15/45	177,000	168,163
4.450% due 05/15/21	50,000	54,962
5.350% due 09/01/40	161,000	175,472
5.625% due 06/15/16	50,000	54,651
5.800% due 02/15/19	200,000	232,910
6.550% due 02/15/39	100,000	124,170
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	50,000	79,747
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	100,521
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	185,000	270,930
Embarq Corp 7.995% due 06/01/36	150,000	164,625
Orange SA (France)
2.750% due 09/14/16	100,000	103,790
2.750% due 02/06/19	100,000	102,531

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
5.375% due 01/13/42	$150,000	$165,395
9.000% due 03/01/31	50,000	75,357
Qwest Corp 6.750% due 12/01/21	100,000	115,897
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	24,346
5.000% due 03/15/44	100,000	104,506
6.800% due 08/15/18	100,000	118,940
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	52,367
5.462% due 02/16/21	40,000	45,464
7.045% due 06/20/36	150,000	191,649
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	250,000	343,007
Verizon Communications Inc
1.350% due 06/09/17	300,000	300,069
2.500% due 09/15/16	130,000	134,057
2.550% due 06/17/19	200,000	203,096
3.450% due 03/15/21	200,000	206,930
3.500% due 11/01/21	200,000	206,286
4.500% due 09/15/20	229,000	252,197
4.900% due 09/15/15	100,000	105,265
5.150% due 09/15/23	200,000	224,115
5.850% due 09/15/35	300,000	351,043
6.350% due 04/01/19	250,000	295,921
6.400% due 09/15/33	273,000	334,952
6.400% due 02/15/38	150,000	183,534
6.550% due 09/15/43	500,000	630,485
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	172,256
5.625% due 02/27/17	100,000	111,334
6.150% due 02/27/37	150,000	178,559
7.875% due 02/15/30	50,000	69,222

		8,623,463

Utilities - 1.8%

AGL Capital Corp 3.500% due 09/15/21	150,000	156,125
Alabama Power Co 4.100% due 01/15/42	100,000	99,900
American Water Capital Corp 4.300% due 12/01/42	100,000	100,875
Appalachian Power Co
4.600% due 03/30/21	50,000	55,791
7.000% due 04/01/38	150,000	204,731
Arizona Public Service Co
4.500% due 04/01/42	100,000	104,614
4.700% due 01/15/44	100,000	109,024
Atmos Energy Corp 4.150% due 01/15/43	64,000	63,723
Avista Corp 5.125% due 04/01/22	15,000	17,223
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,991
Berkshire Hathaway Energy Co
1.100% due 05/15/17	100,000	99,647
6.125% due 04/01/36	100,000	124,205
6.500% due 09/15/37	100,000	129,190
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	96,201
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	109,971
CMS Energy Corp 6.250% due 02/01/20	100,000	118,817
Commonwealth Edison Co
1.950% due 09/01/16	100,000	102,694
3.800% due 10/01/42	100,000	94,269
4.000% due 08/01/20	100,000	108,071

	Principal Amount	Value
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	$100,000	$95,595
5.850% due 04/01/18	100,000	115,245
6.650% due 04/01/19	150,000	180,769
Consumers Energy Co 6.700% due 09/15/19	125,000	152,038
Dominion Gas Holdings LLC 3.550% due 11/01/23 ~	100,000	102,085
Dominion Resources Inc 5.200% due 08/15/19	120,000	136,664
DTE Electric Co
3.375% due 03/01/25 #	50,000	50,509
3.650% due 03/15/24	51,000	53,037
DTE Energy Co 3.850% due 12/01/23	100,000	104,390
Duke Energy Carolinas LLC
6.050% due 04/15/38	110,000	141,571
6.100% due 06/01/37	25,000	31,405
7.000% due 11/15/18	100,000	121,294
Duke Energy Corp
2.100% due 06/15/18	100,000	101,185
3.550% due 09/15/21	100,000	104,669
3.750% due 04/15/24	300,000	308,581
Duke Energy Indiana Inc
4.200% due 03/15/42	125,000	125,688
4.900% due 07/15/43	100,000	111,032
Duke Energy Progress Inc 5.250% due 12/15/15	100,000	106,786
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	50,375
Entergy Corp 4.700% due 01/15/17	150,000	161,919
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	59,174
Exelon Generation Co LLC 5.200% due 10/01/19	300,000	338,496
Florida Power & Light Co
4.950% due 06/01/35	100,000	113,127
5.690% due 03/01/40	35,000	43,871
5.950% due 02/01/38	125,000	159,379
Georgia Power Co
0.625% due 11/15/15	200,000	200,113
2.850% due 05/15/22	100,000	99,661
4.300% due 03/15/42	100,000	100,544
Great Plains Energy Inc 4.850% due 06/01/21	100,000	110,624
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	49,705
ITC Holdings Corp 3.650% due 06/15/24	25,000	24,951
Kentucky Utilities Co 4.650% due 11/15/43	200,000	216,304
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	50,771
MidAmerican Energy Co
2.400% due 03/15/19	150,000	152,963
6.750% due 12/30/31	100,000	134,270
National Fuel Gas Co 3.750% due 03/01/23	100,000	98,915
NextEra Energy Capital Holdings Inc
2.700% due 09/15/19	100,000	102,107
4.500% due 06/01/21	50,000	54,655
NiSource Finance Corp
4.800% due 02/15/44	100,000	101,318
5.250% due 02/15/43	100,000	107,937
6.125% due 03/01/22	50,000	59,163
Northeast Utilities 2.800% due 05/01/23	100,000	96,432

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Northern States Power Co
2.150% due 08/15/22	$100,000	$95,111
2.600% due 05/15/23	100,000	96,614
NSTAR Electric Co 2.375% due 10/15/22	100,000	95,103
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	50,524
Ohio Edison Co 6.875% due 07/15/36	150,000	194,078
Ohio Power Co 5.375% due 10/01/21	30,000	35,057
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	105,623
Oncor Electric Delivery Co LLC
2.150% due 06/01/19 ~	50,000	50,097
5.300% due 06/01/42	100,000	117,867
7.000% due 05/01/32	50,000	68,705
ONE Gas Inc 4.658% due 02/01/44 ~	200,000	215,923
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	95,726
3.850% due 11/15/23	50,000	52,124
4.750% due 02/15/44	100,000	106,690
6.050% due 03/01/34	250,000	309,702
Pepco Holdings Inc 2.700% due 10/01/15	100,000	101,996
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,569
Potomac Electric Power Co 3.600% due 03/15/24	100,000	103,156
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	60,004
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	97,836
4.750% due 07/15/43	50,000	55,341
5.200% due 07/15/41	25,000	29,259
Progress Energy Inc
5.625% due 01/15/16	100,000	107,426
7.750% due 03/01/31	100,000	141,536
PSEG Power LLC
2.450% due 11/15/18	200,000	202,588
4.150% due 09/15/21	100,000	105,744
Public Service Co of Colorado 4.300% due 03/15/44	200,000	207,664
Puget Energy Inc 6.000% due 09/01/21	100,000	117,976
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,294
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	102,659
3.600% due 09/01/23	100,000	104,787
Sempra Energy 9.800% due 02/15/19	50,000	66,504
Sierra Pacific Power Co 6.000% due 05/15/16	150,000	164,640
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	107,082
5.300% due 05/15/33	50,000	57,712
5.450% due 02/01/41	50,000	60,076
Southern California Edison Co
3.500% due 10/01/23	100,000	103,694
3.875% due 06/01/21	100,000	108,094
3.900% due 03/15/43	50,000	48,230
4.500% due 09/01/40	50,000	53,056
5.500% due 08/15/18	100,000	114,377
Southern California Gas Co 4.450% due 03/15/44	100,000	106,045
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	62,724
Tampa Electric Co 6.100% due 05/15/18	35,000	40,546

	Principal Amount	Value
TransAlta Corp (Canada) 1.900% due 06/03/17	$63,000	$63,282
Union Electric Co 8.450% due 03/15/39	100,000	163,927
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	98,841
2.950% due 01/15/22	100,000	101,228
3.450% due 02/15/24	100,000	102,443
4.650% due 08/15/43	100,000	107,674
5.000% due 06/30/19	35,000	39,757
8.875% due 11/15/38	25,000	41,533
Westar Energy Inc 4.100% due 04/01/43	100,000	99,476
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	100,332
4.250% due 12/15/19	25,000	27,636

		12,085,067

Total Corporate Bonds & Notes (Cost $165,317,204)		170,195,764

MORTGAGE-BACKED SECURITIES - 30.8%

Collateralized Mortgage Obligations - Commercial - 1.9%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	50,000	53,368
5.369% due 10/10/45 "	50,000	51,250
5.612% due 04/10/49 " §	100,000	110,010
5.622% due 04/10/49 " §	206,233	227,574
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/41 "	96,272	104,608
5.540% due 09/11/41 "	675,007	725,994
5.886% due 06/11/50 " §	450,000	503,872
Citigroup Commercial Mortgage Trust 5.710% due 12/10/49 " §	200,000	221,198
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.480% due 01/15/46 " §	100,000	105,598
5.617% due 10/15/48 "	97,854	105,174
Commercial Mortgage Trust
5.444% due 03/10/39 "	100,000	109,211
5.819% due 07/10/38 " §	97,113	104,574
Credit Suisse Commercial Mortgage Trust 5.858% due 03/15/39 " §	100,000	106,273
Fannie Mae
2.323% due 11/25/18 " §	850,000	873,123
Freddie Mac Multifamily Structured Pass-Through Certificates 3.250% due 04/25/23 " §	1,700,000	1,765,156
GS Mortgage Securities Trust 5.553% due 04/10/38 " §	100,000	105,706
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	645,560
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47 "	500,000	502,407
5.336% due 05/15/47 "	100,000	108,580
5.375% due 05/15/45 " §	300,000	328,976
5.399% due 05/15/45 "	492,650	530,934
5.429% due 12/12/43 "	100,000	107,775
5.814% due 06/12/43 " §	172,503	185,917
LB-UBS Commercial Mortgage Trust
5.661% due 03/15/39 " §	78,135	83,048
5.866% due 09/15/45 " §	75,379	84,841
6.029% due 06/15/38 " §	242,433	261,869
Merrill Lynch Mortgage Trust 5.673% due 05/12/39 " §	255,000	272,349

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust 5.883% due 08/12/49 " §	$175,000	$194,582
Morgan Stanley Capital I Trust
5.162% due 10/12/52 " §	200,000	209,462
5.415% due 03/12/44 " §	481,919	507,106
5.439% due 02/12/44 "	15,269	15,349
5.514% due 11/12/49 " §	100,000	109,568
5.569% due 12/15/44 "	450,000	490,830
5.654% due 04/15/49 " §	205,939	212,963
5.809% due 12/12/49 "	375,000	418,076
5.909% due 06/11/49 " §	97,970	108,568
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	530,809
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	258,642
Wachovia Bank Commercial Mortgage Trust
5.515% due 01/15/45 " §	470,000	496,429
5.795% due 07/15/45 " §	100,000	108,354
WF-RBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	691,860

		12,737,543

Fannie Mae - 13.5%

2.228% due 06/01/38 " §	15,605	16,876
2.500% due 10/01/27 - 01/01/43 "	6,841,089	6,926,011
2.864% due 07/01/41 " §	469,013	492,265
3.000% due 05/01/22 - 08/01/43 "	18,655,947	18,738,939
3.057% due 03/01/41 " §	345,916	366,999
3.286% due 01/01/41 " §	289,417	305,246
3.482% due 08/01/39 " §	41,436	43,914
3.500% due 11/01/25 - 01/01/44 "	15,575,446	16,106,465
4.000% due 09/01/18 - 07/01/44 "	17,210,425	18,286,378
4.500% due 05/01/18 - 07/01/44 "	12,080,968	13,079,158
5.000% due 12/01/17 - 09/01/40 "	5,757,836	6,376,871
5.245% due 09/01/37 " §	53,793	57,998
5.500% due 11/01/33 - 07/01/41 "	3,695,607	4,139,130
6.000% due 09/01/34 - 06/01/40 "	2,292,708	2,585,344
6.500% due 09/01/36 - 07/01/38 "	361,474	407,822

		87,929,416

Freddie Mac - 8.0%

2.405% due 11/01/37 " §	59,141	62,948
2.500% due 08/01/28 - 07/01/29 "	4,658,549	4,731,052
3.000% due 09/01/26 - 09/01/43 "	11,033,006	11,118,730
3.500% due 06/01/21 - 07/01/44 "	10,259,370	10,597,495
4.000% due 02/01/25 - 07/01/44 "	8,892,465	9,436,370
4.500% due 08/01/24 - 10/01/41 "	6,695,431	7,257,990
5.000% due 03/01/19 - 03/01/41 "	3,361,816	3,725,027
5.500% due 12/01/16 - 08/01/40 "	2,298,395	2,560,428
6.000% due 04/01/36 - 05/01/40 "	2,096,810	2,358,015
6.500% due 08/01/37 - 04/01/39 "	225,171	253,843

		52,101,898

Government National Mortgage Association - 7.4%

3.000% due 08/20/42 - 07/01/44 "	9,943,563	10,058,439
3.500% due 10/15/41 - 01/20/44 "	11,227,393	11,700,441
4.000% due 06/15/39 - 07/01/44 "	9,035,888	9,671,833
4.500% due 02/15/39 - 07/01/44 "	7,652,342	8,358,787
5.000% due 05/15/36 - 10/20/43 "	4,865,693	5,361,546
5.500% due 04/15/37 - 04/15/40 "	1,889,426	2,112,596
6.000% due 01/15/38 - 06/15/41 "	697,307	784,978
6.500% due 10/15/38 - 02/15/39 "	100,682	114,664

		48,163,284

Total Mortgage-Backed Securities (Cost $198,815,796)		200,932,141

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.5%

Capital Auto Receivables Asset Trust 1.680% due 04/20/18 "	$354,000	$358,339
Carmax Auto Owner Trust 0.840% due 11/15/18 "	300,000	298,248
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	200,000	211,267
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	195,281
Citibank Credit Card Issuance Trust
5.650% due 09/20/19 "	100,000	113,637
6.150% due 06/15/39 "	250,000	313,165
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	253,027
Santander Drive Auto Receivables Trust
1.550% due 10/15/18 "	400,000	402,540
2.940% due 12/15/17 "	500,000	512,481
World Financial Network Credit Card Master Trust 0.910% due 03/16/20 "	500,000	501,198

Total Asset-Backed Securities (Cost $3,163,969)		3,159,183

U.S. GOVERNMENT AGENCY ISSUES - 3.6%

Fannie Mae
0.375% due 12/21/15	1,600,000	1,602,192
0.375% due 07/05/16	500,000	497,845
0.500% due 09/28/15	700,000	702,458
0.520% due 05/20/16	275,000	274,425
0.875% due 08/28/17	150,000	149,036
0.875% due 10/26/17	400,000	397,100
0.875% due 12/20/17	350,000	346,190
0.875% due 02/08/18	750,000	738,881
0.875% due 05/21/18	500,000	491,599
1.250% due 09/28/16	700,000	710,437
1.250% due 01/30/17	500,000	506,321
1.625% due 10/26/15	200,000	203,575
1.750% due 01/30/19	100,000	100,755
2.000% due 09/21/15	100,000	102,078
2.375% due 07/28/15	250,000	255,916
5.000% due 03/15/16	200,000	215,627
5.000% due 05/11/17	150,000	167,435
5.375% due 06/12/17	200,000	225,988
5.625% due 07/15/37	100,000	131,807
7.125% due 01/15/30	525,000	767,965
Federal Farm Credit Bank 5.125% due 08/25/16	150,000	164,607
Federal Home Loan Bank
0.375% due 08/28/15	350,000	350,891
0.500% due 11/20/15	300,000	301,147
0.575% due 07/29/16	250,000	250,086
0.625% due 12/28/16	300,000	299,884
1.200% due 11/21/18	200,000	195,438
4.750% due 12/16/16	50,000	54,968
5.000% due 11/17/17	800,000	903,144
5.375% due 05/18/16	300,000	327,602
5.375% due 08/15/18	200,000	231,926
5.500% due 07/15/36	100,000	128,024
Financing Corp Fico 10.700% due 10/06/17	50,000	65,392
Freddie Mac
0.500% due 05/27/16	500,000	500,022
0.650% due 09/30/16	500,000	500,114
0.750% due 01/12/18	300,000	295,565
1.000% due 03/08/17	400,000	402,534
1.000% due 07/28/17	250,000	250,721
1.250% due 10/02/19	500,000	485,772

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
1.375% due 05/01/20	$2,000,000	$1,941,070
1.750% due 09/10/15	250,000	254,564
1.750% due 05/30/19	200,000	200,861
2.000% due 08/25/16	700,000	721,192
2.375% due 01/13/22	2,350,000	2,346,137
4.375% due 07/17/15	750,000	782,964
4.750% due 11/17/15	100,000	106,114
4.750% due 01/19/16	750,000	800,777
4.875% due 06/13/18	400,000	454,584
5.000% due 04/18/17	300,000	334,081
5.125% due 11/17/17	200,000	226,739
6.250% due 07/15/32	225,000	310,779
Tennessee Valley Authority
3.500% due 12/15/42	100,000	92,183
3.875% due 02/15/21	65,000	71,632
5.250% due 09/15/39	25,000	30,401
5.375% due 04/01/56	50,000	60,090
6.750% due 11/01/25	150,000	200,625
7.125% due 05/01/30	50,000	71,020

Total U.S. Government Agency Issues (Cost $23,077,711)		23,301,280

U.S. TREASURY OBLIGATIONS - 35.0%

U.S. Treasury Bonds - 4.0%

2.750% due 08/15/42	1,450,000	1,294,238
2.750% due 11/15/42	1,850,000	1,648,235
2.875% due 05/15/43	4,500,000	4,104,139
3.000% due 05/15/42	1,075,000	1,011,928
3.125% due 11/15/41	975,000	943,236
3.125% due 02/15/43	1,825,000	1,753,568
3.625% due 08/15/43	1,525,000	1,607,684
3.750% due 08/15/41	1,300,000	1,409,687
3.750% due 11/15/43	1,000,000	1,077,969
4.250% due 11/15/40	750,000	881,719
4.375% due 05/15/40	1,025,000	1,227,037
4.375% due 05/15/41	775,000	930,181
4.500% due 02/15/36	1,750,000	2,122,421
4.500% due 08/15/39	700,000	851,813
4.625% due 02/15/40	625,000	775,976
5.375% due 02/15/31	1,100,000	1,442,977
6.250% due 05/15/30	1,550,000	2,200,758
7.500% due 11/15/16	500,000	581,524
9.250% due 02/15/16	100,000	114,559

		25,979,649

U.S. Treasury Notes - 31.0%

0.250% due 07/31/15	5,500,000	5,505,692
0.250% due 08/15/15	2,500,000	2,502,540
0.250% due 10/15/15	2,000,000	2,002,148
0.250% due 12/15/15	2,700,000	2,700,686
0.250% due 04/15/16	5,700,000	5,686,975
0.375% due 01/15/16	5,500,000	5,508,811
0.375% due 02/15/16	3,550,000	3,554,366
0.375% due 03/15/16	5,150,000	5,153,116
0.500% due 07/31/17	500,000	493,360
0.625% due 10/15/16	3,500,000	3,503,692
0.625% due 12/15/16	900,000	899,473
0.625% due 05/31/17	800,000	794,656
0.625% due 08/31/17	4,000,000	3,955,780
0.625% due 09/30/17	2,000,000	1,975,234
0.625% due 11/30/17	1,000,000	984,766
0.625% due 04/30/18	1,000,000	976,406
0.750% due 12/31/17	1,250,000	1,234,180
0.750% due 02/28/18	6,700,000	6,594,529
0.875% due 11/30/16	1,150,000	1,157,053
0.875% due 12/31/16	6,750,000	6,785,066
0.875% due 01/31/17	2,000,000	2,008,984
0.875% due 02/28/17	500,000	501,817

	Principal Amount	Value
0.875% due 04/30/17	$3,500,000	$3,506,153
0.875% due 01/31/18	1,000,000	990,469
1.000% due 10/31/16	2,100,000	2,119,933
1.000% due 05/31/18	5,600,000	5,538,747
1.125% due 04/30/20	4,500,000	4,317,714
1.250% due 08/31/15	350,000	354,505
1.250% due 09/30/15	1,800,000	1,824,363
1.250% due 10/31/15	3,500,000	3,549,630
1.250% due 01/31/19	3,225,000	3,188,467
1.250% due 10/31/19	750,000	732,539
1.250% due 02/29/20	4,500,000	4,362,889
1.375% due 11/30/15	1,000,000	1,016,270
1.375% due 06/30/18	1,000,000	1,002,188
1.375% due 07/31/18	2,000,000	2,002,656
1.375% due 09/30/18	3,600,000	3,595,219
1.375% due 11/30/18	1,500,000	1,495,664
1.375% due 12/31/18	650,000	647,258
1.375% due 01/31/20	4,700,000	4,594,983
1.500% due 06/30/16	2,500,000	2,551,562
1.500% due 08/31/18	1,250,000	1,256,494
1.500% due 12/31/18	4,700,000	4,702,388
1.500% due 03/31/19	3,000,000	2,993,085
1.625% due 08/15/22	2,025,000	1,922,011
1.625% due 11/15/22	2,975,000	2,810,679
1.750% due 05/31/16	450,000	461,408
1.750% due 10/31/20	2,100,000	2,069,731
1.750% due 05/15/22	1,250,000	1,202,930
1.750% due 05/15/23	3,250,000	3,076,963
1.875% due 08/31/17	400,000	411,359
1.875% due 09/30/17	1,600,000	1,644,312
1.875% due 10/31/17	1,700,000	1,747,148
1.875% due 06/30/20	1,200,000	1,198,687
2.000% due 07/31/20	1,500,000	1,507,968
2.000% due 11/15/21	1,000,000	987,305
2.000% due 02/15/22	1,100,000	1,082,641
2.000% due 02/15/23	3,450,000	3,348,387
2.125% due 12/31/15	2,800,000	2,878,366
2.125% due 08/15/21	2,200,000	2,198,196
2.250% due 07/31/18	1,400,000	1,451,297
2.375% due 03/31/16	1,100,000	1,139,102
2.375% due 07/31/17	1,400,000	1,461,632
2.375% due 05/31/18	1,300,000	1,355,402
2.375% due 06/30/18	1,500,000	1,563,633
2.500% due 06/30/17	800,000	838,125
2.500% due 08/15/23	2,250,000	2,262,393
2.625% due 04/30/16	500,000	520,508
2.625% due 01/31/18	1,000,000	1,052,383
2.625% due 08/15/20	1,800,000	1,873,055
2.625% due 11/15/20	1,000,000	1,038,633
2.750% due 11/30/16	500,000	525,547
2.750% due 05/31/17	900,000	949,289
2.750% due 12/31/17	1,000,000	1,056,758
2.750% due 02/28/18	1,100,000	1,162,993
2.750% due 02/15/19	1,350,000	1,424,725
2.750% due 11/15/23	2,500,000	2,560,937
2.750% due 02/15/24	4,000,000	4,088,592
2.875% due 03/31/18	1,000,000	1,061,719
3.000% due 09/30/16	1,500,000	1,582,442
3.000% due 02/28/17	1,200,000	1,271,719
3.125% due 01/31/17	950,000	1,009,227
3.125% due 05/15/21	1,750,000	1,867,989
3.375% due 11/15/19	1,750,000	1,901,553
3.625% due 02/15/21	1,000,000	1,100,508
3.750% due 11/15/18	2,475,000	2,722,403
3.875% due 05/15/18	1,200,000	1,320,328
4.000% due 08/15/18	1,050,000	1,163,572
4.250% due 08/15/15	4,450,000	4,654,073
4.250% due 11/15/17	900,000	995,871
4.500% due 11/15/15	1,500,000	1,588,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
4.500% due 05/15/17	$1,000,000	$1,104,375
5.125% due 05/15/16	3,100,000	3,373,491

		202,413,055

Total U.S. Treasury Obligations (Cost $227,516,294)		228,392,704

FOREIGN GOVERNMENT BONDS & NOTES - 2.1%

Brazilian Government (Brazil)
2.625% due 01/05/23	250,000	231,500
4.250% due 01/07/25	200,000	202,950
5.625% due 01/07/41	25,000	27,000
7.125% due 01/20/37	200,000	254,000
8.000% due 01/15/18	111,111	124,167
8.250% due 01/20/34	100,000	139,000
8.750% due 02/04/25	81,000	114,008
8.875% due 10/14/19	100,000	130,750
10.125% due 05/15/27	52,000	82,940
Canada Government (Canada) 1.625% due 02/27/19	150,000	150,581
Chile Government (Chile) 2.250% due 10/30/22	150,000	142,050
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	105,029
Colombia Government (Colombia)
4.375% due 07/12/21	100,000	107,550
7.375% due 01/27/17	400,000	461,400
7.375% due 03/18/19	100,000	122,250
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	123,425
0.875% due 01/30/17	100,000	100,274
1.250% due 10/26/16	100,000	101,404
Hydro-Quebec (Canada)
2.000% due 06/30/16	100,000	102,712
8.400% due 01/15/22	100,000	132,528
Israel Government (Israel) 5.125% due 03/26/19	100,000	113,500
Israel Government AID (Israel) 5.500% due 04/26/24	25,000	30,544
Italy Government (Italy)
5.250% due 09/20/16	450,000	491,304
5.375% due 06/15/33	100,000	118,241
6.875% due 09/27/23	150,000	192,410
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	201,803
1.875% due 09/24/15	100,000	101,719
2.125% due 02/07/19	200,000	203,804
3.375% due 07/31/23	200,000	210,005
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	111,123
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	93,690
3.625% due 03/15/22	296,000	307,840
4.000% due 10/02/23	550,000	578,737
4.750% due 03/08/44	264,000	270,600
5.625% due 01/15/17	100,000	111,250
6.750% due 09/27/34	225,000	292,500
Panama Government (Panama)
6.700% due 01/26/36	100,000	123,850
8.875% due 09/30/27	100,000	143,750
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	244,500
8.750% due 11/21/33	100,000	152,700
Philippine Government (Philippines)
4.000% due 01/15/21	325,000	345,719
6.375% due 10/23/34	250,000	315,625
7.750% due 01/14/31	200,000	277,000

	Principal Amount	Value
Poland Government (Poland)
3.000% due 03/17/23	$150,000	$146,100
4.000% due 01/22/24	150,000	156,375
6.375% due 07/15/19	200,000	237,500
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,812
2.000% due 10/23/22	100,000	94,970
2.650% due 09/22/21	100,000	101,763
Province of Manitoba (Canada)
1.750% due 05/30/19	100,000	99,565
2.625% due 07/15/15	100,000	102,462
Province of Nova Scotia (Canada) 2.375% due 07/21/15	100,000	102,223
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	249,055
1.200% due 02/14/18	125,000	124,243
2.000% due 09/27/18	125,000	126,981
2.300% due 05/10/16	100,000	103,283
4.000% due 10/07/19	150,000	165,214
4.400% due 04/14/20	250,000	280,545
5.450% due 04/27/16	100,000	108,945
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	101,082
3.500% due 07/29/20	100,000	107,138
5.125% due 11/14/16	100,000	110,261
7.500% due 07/15/23	100,000	133,043
7.500% due 09/15/29	75,000	106,802
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	123,490
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	102,375
6.250% due 03/08/41	200,000	232,500
6.875% due 05/27/19	100,000	116,125
Turkey Government (Turkey)
4.875% due 04/16/43	200,000	189,000
5.750% due 03/22/24	200,000	219,500
6.750% due 04/03/18	350,000	396,025
6.875% due 03/17/36	200,000	236,250
7.000% due 06/05/20	100,000	116,720
7.250% due 03/05/38	200,000	247,500
7.375% due 02/05/25	400,000	487,000
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	125,534
5.100% due 06/18/50	200,000	198,000

Total Foreign Government Bonds & Notes (Cost $13,447,399)		13,636,113

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	30,583
8.084% due 02/15/50	300,000	451,842
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	33,700
7.043% due 04/01/50	50,000	70,757
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	30,116
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	124,886
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	210,644
City of New York NY 5.517% due 10/01/37	40,000	46,983
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	121,921

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	$25,000	$31,469
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	113,428
5.456% due 12/01/39	25,000	29,932
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	172,397
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	58,143
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	116,369
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	30,163
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	134,034
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	30,501
6.668% due 11/15/39	55,000	73,001
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	253,428
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	30,622
6.655% due 04/01/57	100,000	122,113
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	163,514
New Jersey State Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	140,181
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	165,948
New York City Transitional Finance Authority 5.572% due 11/01/38	30,000	36,224
New York City Water & Sewer System
5.952% due 06/15/42	50,000	64,333
6.011% due 06/15/42	10,000	12,931
New York State Dormitory Authority 5.500% due 03/15/30	240,000	283,433
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,013
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	136,520
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	30,755
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	87,695
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	54,999
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	102,456
5.647% due 11/01/40	150,000	179,043
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	64,877
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	99,736
State of California
5.750% due 03/01/17	50,000	56,370
6.200% due 10/01/19	25,000	30,009
7.300% due 10/01/39	100,000	142,407
7.500% due 04/01/34	50,000	71,225

	Principal Amount	Value
7.550% due 04/01/39	$150,000	$225,648
7.600% due 11/01/40	270,000	408,480
7.625% due 03/01/40	40,000	59,050
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	56,343
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	56,952
State of Illinois
5.665% due 03/01/18	200,000	224,018
6.725% due 04/01/35	100,000	116,289
State of Texas 5.517% due 04/01/39	100,000	124,674
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,854
State of Washington ‘D’ 5.481% due 08/01/39	25,000	30,486
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,408
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	339,276
University of California 4.858% due 05/15/12	100,000	100,734

Total Municipal Bonds (Cost $5,528,405)		6,057,913

	Shares

SHORT-TERM INVESTMENT - 4.7%

Money Market Fund - 4.7%

Federated Prime Obligations Fund	30,652,335	30,652,335

Total Short-Term Investment (Cost $30,652,335)		30,652,335

TOTAL INVESTMENTS - 103.6% (Cost $667,519,113)		676,327,433

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(23,434,692)

NET ASSETS - 100.0%		$652,892,741

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	35.0%
Mortgage-Backed Securities	30.8%
Corporate Bonds & Notes	26.0%
Short-Term Investment	4.7%
U.S. Government Agency Issues	3.6%
Others (each less than 3.0%)	3.5%

	103.6%
Other Assets & Liabilities, Net	(3.6%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$170,195,764	$-	$170,087,293	$108,471
	Mortgage-Backed Securities	200,932,141	-	200,932,141	-
	Asset-Backed Securities	3,159,183	-	3,159,183	-
	U.S. Government Agency Issues	23,301,280	-	23,301,280	-
	U.S. Treasury Obligations	228,392,704	-	228,392,704	-
	Foreign Government Bonds & Notes	13,636,113	-	13,636,113	-
	Municipal Bonds	6,057,913	-	6,057,913	-
	Short-Term Investment	30,652,335	30,652,335	-	-

	Total	$676,327,433	$30,652,335	$645,566,627	$108,471

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-25

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.6%

Consumer Discretionary - 20.4%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$70,000
Affinion Group Inc 7.875% due 12/15/18	100,000	91,250
Allbritton Communications Co 8.000% due 05/15/18	25,000	26,188
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	53,750
Altegrity Inc 9.500% due 07/01/19 ~	150,000	150,000
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	221,500
9.875% due 12/15/20 ~	100,000	115,625
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	450,000	481,500
AMC Entertainment Inc
5.875% due 02/15/22	100,000	104,500
9.750% due 12/01/20	50,000	57,250
AMC Networks Inc
4.750% due 12/15/22	68,000	68,340
7.750% due 07/15/21	100,000	112,375
American Achievement Corp 10.875% due 04/15/16 ~	100,000	103,250
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	220,000
Aramark Services Inc 5.750% due 03/15/20	114,000	121,125
Armored Autogroup Inc 9.250% due 11/01/18	25,000	26,438
Beazer Homes USA Inc
8.125% due 06/15/16	150,000	166,500
9.125% due 05/15/19	50,000	53,563
Best Buy Co Inc
5.000% due 08/01/18	48,000	50,580
5.500% due 03/15/21	100,000	103,000
Big Heart Pet Brands 7.625% due 02/15/19	69,000	71,991
Boyd Gaming Corp 9.125% due 12/01/18	100,000	106,875
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	104,500
6.500% due 12/15/20 ~	140,000	148,750
Burger King Corp 9.875% due 10/15/18	150,000	161,250
Burlington Coat Factory Warehouse Corp 10.000% due 02/15/19	100,000	109,375
Cablevision Systems Corp
5.875% due 09/15/22	100,000	102,250
7.750% due 04/15/18	100,000	113,500
8.000% due 04/15/20	100,000	113,938
Caesars Entertainment Operating Co Inc
5.625% due 06/01/15	100,000	104,875
8.500% due 02/15/20	100,000	85,000
9.000% due 02/15/20	350,000	293,875
10.000% due 12/15/18	447,000	174,568
10.750% due 02/01/16	50,000	36,375
11.250% due 06/01/17	200,000	184,000
12.750% due 04/15/18	150,000	67,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	100,000	105,000
11.000% due 10/01/21 ~	200,000	216,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	150,000	152,531
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	216,000

	Principal Amount	Value
Carrols Restaurant Group Inc 11.250% due 05/15/18	$100,000	$113,125
CCO Holdings LLC
5.125% due 02/15/23	125,000	126,094
5.250% due 03/15/21	250,000	257,187
5.250% due 09/30/22	100,000	102,000
5.750% due 09/01/23	200,000	208,000
5.750% due 01/15/24	100,000	102,500
6.500% due 04/30/21	100,000	106,875
7.000% due 01/15/19	200,000	211,500
7.375% due 06/01/20	50,000	54,625
8.125% due 04/30/20	106,000	115,010
Cedar Fair LP 5.250% due 03/15/21	150,000	155,250
Centex Corp 6.500% due 05/01/16	50,000	54,750
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	107,125
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	144,000	144,180
6.375% due 09/15/20 ~	117,000	124,898
CHC Helicopter SA (Luxembourg)
9.250% due 10/15/20	90,000	98,550
9.375% due 06/01/21	100,000	107,250
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	221,000	222,105
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,913
Chrysler Group LLC
8.000% due 06/15/19	200,000	218,250
8.250% due 06/15/21	540,000	612,900
Cinemark USA Inc 4.875% due 06/01/23	125,000	125,000
Claire’s Stores Inc
8.875% due 03/15/19	50,000	43,750
9.000% due 03/15/19 ~	150,000	157,312
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	98,875
9.000% due 12/15/19	200,000	214,000
9.000% due 03/01/21	150,000	161,062
10.000% due 01/15/18 ~	140,000	135,975
11.250% due 03/01/21	100,000	113,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	357,000	385,592
7.625% due 03/15/20	200,000	216,750
CST Brands Inc 5.000% due 05/01/23	150,000	150,750
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	105,375
Dana Holding Corp
5.375% due 09/15/21	150,000	157,500
6.500% due 02/15/19	50,000	52,938
DineEquity Inc 9.500% due 10/30/18	50,000	53,825
DISH DBS Corp
4.250% due 04/01/18	167,000	174,097
4.625% due 07/15/17	150,000	159,562
5.000% due 03/15/23	239,000	244,079
5.125% due 05/01/20	250,000	263,437
5.875% due 07/15/22	200,000	217,500
6.750% due 06/01/21	150,000	171,375
7.125% due 02/01/16	200,000	216,750
DR Horton Inc
3.750% due 03/01/19	110,000	110,825
4.375% due 09/15/22	100,000	99,625
4.750% due 02/15/23	100,000	100,125
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	102,500
Euramax International Inc 9.500% due 04/01/16	100,000	100,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-26

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Gannett Co Inc
5.125% due 07/15/20 ~	$88,000	$90,750
6.375% due 09/01/15	50,000	52,875
6.375% due 10/15/23 ~	150,000	160,500
General Motors Co
3.500% due 10/02/18 ~	108,000	110,700
4.875% due 10/02/23 ~	183,000	193,522
6.250% due 10/02/43 ~	197,000	226,550
Getty Images Inc 7.000% due 10/15/20 ~	100,000	92,125
Gibson Brands Escrow Corp 8.875% due 08/01/18 ~	100,000	103,375
GLP Capital LP
4.375% due 11/01/18 ~	111,000	114,885
4.875% due 11/01/20 ~	122,000	125,965
5.375% due 11/01/23 ~	26,000	27,105
Gray Television Inc 7.500% due 10/01/20	100,000	108,250
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	54,588
Hanesbrands Inc 6.375% due 12/15/20	150,000	162,937
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	163,000	173,493
Icahn Enterprises LP
3.500% due 03/15/17	100,000	101,375
4.875% due 03/15/19	100,000	103,250
5.875% due 02/01/22	178,000	187,345
6.000% due 08/01/20	290,000	312,475
Interactive Data Corp 5.875% due 04/15/19 ~	130,000	132,600
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	53,625
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	207,000
Jarden Corp 7.500% due 05/01/17	75,000	85,500
JC Penney Corp Inc
5.650% due 06/01/20	150,000	132,000
6.375% due 10/15/36	51,000	41,948
7.400% due 04/01/37	63,000	55,131
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	51,500
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	112,000
KB Home
7.000% due 12/15/21	100,000	109,250
8.000% due 03/15/20	100,000	115,250
L Brands Inc
5.625% due 02/15/22	50,000	54,375
5.625% due 10/15/23	100,000	109,125
6.625% due 04/01/21	150,000	171,187
6.900% due 07/15/17	50,000	57,000
7.600% due 07/15/37	250,000	278,125
8.500% due 06/15/19	100,000	123,250
Lamar Media Corp
5.000% due 05/01/23	100,000	101,125
5.375% due 01/15/24 ~	45,000	46,800
Landry’s Inc 9.375% due 05/01/20 ~	217,000	239,785
Laureate Education Inc 9.250% due 09/01/19 ~	113,000	116,955
Lear Corp 4.750% due 01/15/23	100,000	100,000
Lennar Corp
4.500% due 06/15/19	140,000	143,675
4.750% due 12/15/17	100,000	106,250
4.750% due 11/15/22	100,000	100,000
Levi Strauss & Co 7.625% due 05/15/20	100,000	108,125

	Principal Amount	Value
Liberty Interactive LLC 8.250% due 02/01/30	$100,000	$111,000
LIN Television Corp 8.375% due 04/15/18	50,000	52,500
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	50,875
LKQ Corp 4.750% due 05/15/23	100,000	99,100
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	100,000	115,375
MDC Partners Inc (Canada) 6.750% due 04/01/20 ~	77,000	81,620
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	106,000
Mediacom LLC 9.125% due 08/15/19	50,000	52,625
MGM Resorts International
6.625% due 12/15/21	119,000	132,536
6.750% due 10/01/20	100,000	111,875
6.875% due 04/01/16	250,000	273,125
7.625% due 01/15/17	100,000	113,250
7.750% due 03/15/22	100,000	117,500
8.625% due 02/01/19	150,000	179,437
10.000% due 11/01/16	150,000	178,125
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	156,000	160,095
Michaels Stores Inc
5.875% due 12/15/20 ~	100,000	102,300
7.750% due 11/01/18	100,000	106,000
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	89,200
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	214,500
National CineMedia LLC 6.000% due 04/15/22	100,000	104,750
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	137,477
8.750% PIK due 10/15/21 ~	114,000	124,830
Netflix Inc 5.375% due 02/01/21	99,000	104,198
New Academy Finance Co LLC 8.000% PIK due 06/15/18 ~	100,000	102,375
Nexstar Broadcasting Inc 6.875% due 11/15/20	154,000	166,705
Nine West Holdings Inc
6.125% due 11/15/34	100,000	86,500
8.250% due 03/15/19 ~	100,000	101,000
Numericable Group SA (France)
4.875% due 05/15/19 ~	250,000	256,875
6.000% due 05/15/22 ~	450,000	468,562
6.250% due 05/15/24 ~	150,000	156,750
Party City Holdings Inc 8.875% due 08/01/20	125,000	139,062
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	105,750
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	53,813
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	100,000	102,750
Pinnacle Entertainment Inc
6.375% due 08/01/21	113,000	119,780
7.500% due 04/15/21	70,000	75,600
7.750% due 04/01/22	100,000	109,250
Pittsburgh Glass Works LLC 8.000% due 11/15/18 ~	141,000	154,042
ProQuest LLC 9.000% due 10/15/18 ~	50,000	53,125
PulteGroup Inc 6.000% due 02/15/35	100,000	94,500
PVH Corp 4.500% due 12/15/22	56,000	55,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-27

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Quebecor Media Inc (Canada) 5.750% due 01/15/23	$100,000	$103,250
Regal Entertainment Group
5.750% due 03/15/22	54,000	56,160
5.750% due 02/01/25	100,000	101,750
Rent-A-Center Inc 6.625% due 11/15/20	100,000	104,625
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	144,000	151,920
7.250% due 06/15/16	50,000	55,375
RSI Home Products Inc 6.875% due 03/01/18 ~	96,000	102,720
Sabre GLBL Inc 8.500% due 05/15/19 ~	60,000	66,825
Sabre Holdings Corp 8.350% due 03/15/16	50,000	55,563
Sally Holdings LLC
5.750% due 06/01/22	50,000	53,500
6.875% due 11/15/19	100,000	108,750
Scientific Games Corp 8.125% due 09/15/18	100,000	105,250
Sears Holdings Corp 6.625% due 10/15/18	100,000	92,625
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	106,750
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	109,250
Service Corp International
4.500% due 11/15/20	200,000	198,000
5.375% due 05/15/24 ~	115,000	117,731
ServiceMaster Co 7.000% due 08/15/20	78,000	83,363
Shea Homes LP 8.625% due 05/15/19	100,000	109,500
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	101,125
6.125% due 10/01/22	100,000	105,000
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	79,100
4.625% due 05/15/23 ~	80,000	76,800
5.750% due 08/01/21 ~	100,000	105,500
6.000% due 07/15/24 ~	195,000	203,287
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	76,035
Sonic Automotive Inc 5.000% due 05/15/23	100,000	98,750
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	111,500
Standard Pacific Corp 8.375% due 05/15/18	150,000	177,750
Starz LLC 5.000% due 09/15/19	100,000	104,625
Station Casinos LLC 7.500% due 03/01/21	150,000	164,625
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	102,000
7.750% due 04/15/20 ~	36,000	39,510
Tenneco Inc 6.875% due 12/15/20	100,000	109,375
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	154,000	167,860
7.000% due 05/15/22	100,000	111,500
8.250% due 08/15/20	100,000	110,250
The Gymboree Corp 9.125% due 12/01/18	50,000	33,625
The McClatchy Co 9.000% due 12/15/22	196,000	224,665
The Men’s Wearhouse Inc 7.000% due 07/01/22 ~	70,000	72,800
The Ryland Group Inc 6.625% due 05/01/20	100,000	109,000

	Principal Amount	Value
The ServiceMaster Co 8.000% due 02/15/20	$100,000	$108,250
Time Inc 5.750% due 04/15/22 ~	67,000	67,838
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	98,750
5.875% due 02/15/22	100,000	109,250
8.910% due 10/15/17	100,000	120,500
Toys R Us Inc
7.375% due 09/01/16 ~	100,000	93,000
10.375% due 08/15/17	100,000	84,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	25,656
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	208,000
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	106,375
6.750% due 09/15/22 ~	90,000	100,013
6.875% due 05/15/19 ~	150,000	160,500
7.875% due 11/01/20 ~	100,000	110,500
8.500% due 05/15/21 ~	50,000	55,688
Videotron Ltd (Canada)
5.000% due 07/15/22	200,000	206,500
5.375% due 06/15/24 ~	100,000	102,750
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	200,000	218,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	300,000	316,500
Visant Corp 10.000% due 10/01/17	120,000	112,500
VWR Funding Inc 7.250% due 09/15/17	150,000	159,187
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	92,558
WMG Acquisition Corp
6.000% due 01/15/21 ~	100,000	103,750
6.750% due 04/15/22 ~	150,000	150,750
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	97,250
5.375% due 03/15/22	100,000	104,625
7.750% due 08/15/20	180,000	197,100

		30,945,250

Consumer Staples - 4.3%

Alliance One International Inc 9.875% due 07/15/21	300,000	309,000
B&G Foods Inc 4.625% due 06/01/21	113,000	113,565
BI-LO LLC 8.625% PIK due 09/15/18 ~	250,000	254,375
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	22,000	23,540
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	80,000	83,864
Central Garden & Pet Co 8.250% due 03/01/18	50,000	52,125
Chiquita Brands International Inc 7.875% due 02/01/21	98,000	107,065
Constellation Brands Inc
3.750% due 05/01/21	64,000	63,840
4.250% due 05/01/23	125,000	125,469
6.000% due 05/01/22	100,000	112,750
7.250% due 05/15/17	100,000	114,812
Cott Beverages Inc 5.375% due 07/01/22 ~	165,000	165,619
Darling Ingredients Inc 5.375% due 01/15/22 ~	53,000	55,186

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-28

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
First Quality Finance Co Inc 4.625% due 05/15/21 ~	$145,000	$137,750
Harbinger Group Inc 7.875% due 07/15/19	120,000	131,850
HJ Heinz Co 4.250% due 10/15/20	555,000	559,162
Ingles Markets Inc 5.750% due 06/15/23	100,000	101,750
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	99,000
JBS USA LLC
5.875% due 07/15/24 ~	100,000	100,000
8.250% due 02/01/20 ~	150,000	163,500
NBTY Inc 9.000% due 10/01/18	100,000	106,250
New Albertsons Inc
7.450% due 08/01/29	200,000	190,500
7.750% due 06/15/26	100,000	98,500
Pilgrim’s Pride Corp 7.875% due 12/15/18	100,000	106,380
Post Holdings Inc
6.000% due 12/15/22 ~	55,000	56,375
6.750% due 12/01/21 ~	120,000	127,650
7.375% due 02/15/22	150,000	162,750
Revlon Consumer Products Corp 5.750% due 02/15/21	100,000	103,250
Reynolds Group Issuer Inc
5.750% due 10/15/20	335,000	355,100
6.875% due 02/15/21	150,000	162,619
7.125% due 04/15/19	100,000	105,000
7.875% due 08/15/19	200,000	218,750
8.250% due 02/15/21	100,000	109,250
8.500% due 05/15/18	100,000	104,750
9.000% due 04/15/19	100,000	106,375
9.875% due 08/15/19	200,000	222,750
Rite Aid Corp
6.750% due 06/15/21	100,000	108,750
8.000% due 08/15/20	50,000	55,250
9.250% due 03/15/20	100,000	114,250
Smithfield Foods Inc
5.250% due 08/01/18 ~	59,000	61,803
6.625% due 08/15/22	100,000	110,000
7.750% due 07/01/17	50,000	57,750
Spectrum Brands Inc
6.375% due 11/15/20	100,000	108,250
6.625% due 11/15/22	100,000	108,750
SUPERVALU Inc 8.000% due 05/01/16	100,000	110,375
The Pantry Inc 8.375% due 08/01/20	100,000	108,500
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	87,500
Tops Holding Corp 8.875% due 12/15/17	100,000	109,250
US Foods Inc 8.500% due 06/30/19	50,000	53,575
Vector Group Ltd 7.750% due 02/15/21 ~	100,000	107,000
Wells Enterprises Inc 6.750% due 02/01/20 ~	80,000	84,300

		6,595,774

Energy - 15.1%

Access Midstream Partners LP
4.875% due 05/15/23	110,000	116,462
4.875% due 03/15/24	100,000	106,000
5.875% due 04/15/21	67,000	72,025
6.125% due 07/15/22	100,000	111,000

	Principal Amount	Value
Alpha Natural Resources Inc
6.000% due 06/01/19	$100,000	$73,250
6.250% due 06/01/21	100,000	71,250
7.500% due 08/01/20 ~	100,000	97,000
Antero Resources Corp 5.125% due 12/01/22 ~	105,000	108,019
Antero Resources Finance Corp
5.375% due 11/01/21	75,000	78,094
6.000% due 12/01/20	79,000	85,122
Arch Coal Inc
7.000% due 06/15/19	250,000	190,625
7.250% due 06/15/21	150,000	110,250
8.000% due 01/15/19 ~	64,000	63,520
Athlon Holdings LP 6.000% due 05/01/22 ~	55,000	57,063
Atlas Pipeline Partners LP
5.875% due 08/01/23	95,000	97,137
6.625% due 10/01/20	100,000	106,750
Atwood Oceanics Inc 6.500% due 02/01/20	100,000	107,250
Basic Energy Services Inc 7.750% due 10/15/22	100,000	112,250
Berry Petroleum Co LLC
6.375% due 09/15/22	90,000	96,300
6.750% due 11/01/20	50,000	52,875
Bill Barrett Corp 7.625% due 10/01/19	100,000	108,250
Bonanza Creek Energy Inc 6.750% due 04/15/21	200,000	215,000
BreitBurn Energy Partners LP 7.875% due 04/15/22	234,000	255,352
Bristow Group Inc 6.250% due 10/15/22	100,000	107,875
Calfrac Holdings LP 7.500% due 12/01/20 ~	120,000	129,600
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	90,000	92,250
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	105,875
CGG SA (France)
6.500% due 06/01/21	200,000	199,500
6.875% due 01/15/22 ~	125,000	125,312
Chaparral Energy Inc 9.875% due 10/01/20	100,000	113,250
Chesapeake Energy Corp
3.250% due 03/15/16	100,000	100,750
4.875% due 04/15/22	130,000	134,712
5.375% due 06/15/21	75,000	80,250
5.750% due 03/15/23	100,000	111,620
6.125% due 02/15/21	200,000	225,000
6.500% due 08/15/17	150,000	168,750
6.625% due 08/15/20	100,000	115,500
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19	100,000	108,000
Cimarex Energy Co
4.375% due 06/01/24	65,000	66,463
5.875% due 05/01/22	100,000	111,000
Clayton Williams Energy Inc 7.750% due 04/01/19	100,000	106,500
Comstock Resources Inc 7.750% due 04/01/19	120,000	128,400
Concho Resources Inc
5.500% due 04/01/23	220,000	237,600
6.500% due 01/15/22	100,000	110,750
7.000% due 01/15/21	30,000	33,075
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	80,750
CONSOL Energy Inc
5.875% due 04/15/22 ~	180,000	189,000
8.250% due 04/01/20	275,000	299,062

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-29

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Crestwood Midstream Partners LP
6.000% due 12/15/20	$27,000	$28,485
6.125% due 03/01/22 ~	207,000	218,902
CVR Refining LLC 6.500% due 11/01/22	100,000	106,000
Denbury Resources Inc
4.625% due 07/15/23	52,000	50,711
5.500% due 05/01/22	265,000	271,294
6.375% due 08/15/21	100,000	107,750
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	57,540
Eagle Rock Energy Partners LP 8.375% due 06/01/19	100,000	108,500
El Paso LLC
6.500% due 09/15/20	100,000	111,250
7.750% due 01/15/32	150,000	166,125
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	56,575
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	115,000	123,337
Endeavour International Corp 12.000% due 03/01/18	100,000	91,750
Energy Transfer Equity LP
5.875% due 01/15/24 ~	165,000	173,250
7.500% due 10/15/20	145,000	168,200
Energy XXI Gulf Coast Inc
7.500% due 12/15/21	140,000	150,500
9.250% due 12/15/17	100,000	107,000
EP Energy LLC
6.875% due 05/01/19	100,000	106,875
9.375% due 05/01/20	250,000	287,500
EXCO Resources Inc
7.500% due 09/15/18	35,000	36,050
8.500% due 04/15/22	100,000	108,250
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	157,312
Exterran Holdings Inc 7.250% due 12/01/18	50,000	53,000
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	89,225
Forest Oil Corp 7.500% due 09/15/20	100,000	99,500
FTS International Inc 6.250% due 05/01/22 ~	55,000	56,513
Genesis Energy LP 5.750% due 02/15/21	100,000	104,500
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	100,050
Halcon Resources Corp
8.875% due 05/15/21	66,000	71,280
9.250% due 02/15/22	200,000	219,500
9.750% due 07/15/20	95,000	104,144
Harvest Operations Corp (Canada) 6.875% due 10/01/17	50,000	54,500
Hercules Offshore Inc 8.750% due 07/15/21 ~	150,000	159,375
Hiland Partners LP 7.250% due 10/01/20 ~	195,000	213,525
Hilcorp Energy I LP
5.000% due 12/01/24 ~ #	55,000	55,138
7.625% due 04/15/21 ~	100,000	109,750
Holly Energy Partners LP 6.500% due 03/01/20	100,000	108,250
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	100,250
Jones Energy Holdings LLC 6.750% due 04/01/22 ~	40,000	42,300
Key Energy Services Inc 6.750% due 03/01/21	100,000	104,500

	Principal Amount	Value
Kinder Morgan Finance Co LLC
5.700% due 01/05/16	$150,000	$158,250
6.000% due 01/15/18 ~	50,000	54,875
Kinder Morgan Inc
5.000% due 02/15/21 ~	71,000	74,017
5.625% due 11/15/23 ~	94,000	97,055
Kodiak Oil & Gas Corp (Canada)
5.500% due 01/15/21	100,000	104,750
8.125% due 12/01/19	100,000	111,250
Laredo Petroleum Inc
7.375% due 05/01/22	100,000	112,250
9.500% due 02/15/19	50,000	54,875
Legacy Reserves LP 6.625% due 12/01/21 ~	100,000	102,000
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	105,500
Linn Energy LLC
6.250% due 11/01/19	300,000	315,750
6.500% due 05/15/19	100,000	106,000
8.625% due 04/15/20	175,000	189,875
Magnum Hunter Resources Corp 9.750% due 05/15/20	100,000	111,000
MarkWest Energy Partners LP
4.500% due 07/15/23	195,000	199,875
6.250% due 06/15/22	65,000	71,338
6.500% due 08/15/21	97,000	105,245
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	106,500
McDermott International Inc (Panama) 8.000% due 05/01/21 ~	140,000	144,550
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	106,500
7.000% due 03/31/24 ~	150,000	165,750
Memorial Resource Development Corp 5.875% due 07/01/22 ~ #	40,000	40,500
Midstates Petroleum Co Inc
9.250% due 06/01/21	90,000	99,450
10.750% due 10/01/20	59,000	67,260
Milagro Oil & Gas Inc 10.500% due 05/15/16 Y	50,000	39,750
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	39,128
Newfield Exploration Co
5.625% due 07/01/24	56,000	61,740
5.750% due 01/30/22	100,000	111,000
6.875% due 02/01/20	200,000	213,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	102,000
9.625% due 06/01/19 ~	150,000	165,000
Niska Gas Storage Canada ULC (Canada) 6.500% due 04/01/19 ~	100,000	96,375
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	100,000	103,125
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	64,350
NuStar Logistics LP
4.750% due 02/01/22	100,000	100,700
6.750% due 02/01/21	100,000	111,500
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	108,000
6.875% due 03/15/22 ~	144,000	157,680
Ocean Rig UDW Inc 7.250% due 04/01/19 ~	200,000	198,500
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23	90,000	92,025
7.500% due 11/01/19	110,000	116,875
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	113,000	111,305
Pacific Drilling V Ltd (United Kingdom) 7.250% due 12/01/17 ~	100,000	106,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-30

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Parker Drilling Co 6.750% due 07/15/22 ~	$200,000	$209,000
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	56,843
PBF Holding Co LLC 8.250% due 02/15/20	130,000	142,350
Peabody Energy Corp
6.000% due 11/15/18	100,000	104,750
6.250% due 11/15/21	250,000	250,312
7.375% due 11/01/16	100,000	110,375
Penn Virginia Corp 7.250% due 04/15/19	100,000	105,500
Penn Virginia Resource Partners LP 8.375% due 06/01/20	79,000	89,764
PHI Inc 5.250% due 03/15/19 ~	120,000	122,700
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	107,500
QEP Resources Inc
5.250% due 05/01/23	109,000	111,997
5.375% due 10/01/22	100,000	103,500
6.875% due 03/01/21	50,000	56,375
Quicksilver Resources Inc 11.000% due 07/01/21	150,000	152,625
Range Resources Corp
5.000% due 08/15/22	100,000	106,500
5.000% due 03/15/23	160,000	171,200
6.750% due 08/01/20	50,000	54,000
Regency Energy Partners LP
4.500% due 11/01/23	100,000	99,500
5.500% due 04/15/23	100,000	105,000
5.875% due 03/01/22	105,000	114,319
6.875% due 12/01/18	100,000	105,875
Rice Energy Inc 6.250% due 05/01/22 ~	175,000	179,594
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	103,500
6.000% due 01/15/19 ~	180,000	189,450
Rosetta Resources Inc
5.625% due 05/01/21	129,000	133,354
5.875% due 06/01/22	50,000	52,313
5.875% due 06/01/24	75,000	78,094
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	200,000	212,500
5.625% due 04/15/23 ~	100,000	104,500
5.625% due 04/15/23	100,000	104,500
5.750% due 05/15/24 ~	205,000	213,969
6.250% due 03/15/22 ~	100,000	108,875
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	222,000
Samson Investment Co 10.750% due 02/15/20 ~	235,000	248,806
Sanchez Energy Corp
6.125% due 01/15/23 ~	45,000	46,575
7.750% due 06/15/21 ~	63,000	68,670
SandRidge Energy Inc
7.500% due 02/15/23	100,000	109,000
8.125% due 10/15/22	100,000	110,625
8.750% due 01/15/20	150,000	162,000
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	100,000	105,750
SESI LLC
6.375% due 05/01/19	100,000	107,250
7.125% due 12/15/21	50,000	56,625
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	50,000	55,250
SM Energy Co
5.000% due 01/15/24	100,000	100,000
6.500% due 01/01/23	100,000	108,750
Stone Energy Corp 7.500% due 11/15/22	200,000	221,500

	Principal Amount	Value
Swift Energy Co 7.125% due 06/01/17	$50,000	$50,625
Targa Resources Partners LP
4.250% due 11/15/23	100,000	99,875
5.250% due 05/01/23	77,000	80,850
7.875% due 10/15/18	100,000	105,750
Teekay Corp 8.500% due 01/15/20	25,000	29,000
Tervita Corp (Canada)
8.000% due 11/15/18 ~	33,000	34,568
10.875% due 02/15/18 ~	200,000	203,250
Tesoro Corp 5.375% due 10/01/22	100,000	105,250
Tesoro Logistics LP 6.125% due 10/15/21	70,000	75,075
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	200,000	207,750
Ultra Petroleum Corp (Canada) 5.750% due 12/15/18 ~	43,000	45,258
Unit Corp 6.625% due 05/15/21	100,000	107,250
Vanguard Natural Resources LLC 7.875% due 04/01/20	100,000	108,750
W&T Offshore Inc 8.500% due 06/15/19	100,000	108,500
Westmoreland Coal Co 10.750% due 02/01/18 ~	160,000	172,200
Whiting Petroleum Corp
5.000% due 03/15/19	113,000	119,497
5.750% due 03/15/21	80,000	87,800
6.500% due 10/01/18	25,000	26,125
WPX Energy Inc 5.250% due 01/15/17	150,000	160,500

		22,924,170

Financials - 10.9%

AerCap Ireland Capital Ltd (Ireland)
2.750% due 05/15/17 ~	150,000	151,125
3.750% due 05/15/19 ~	150,000	151,313
Ally Financial Inc
2.750% due 01/30/17	100,000	101,375
3.125% due 01/15/16	100,000	102,875
3.500% due 07/18/16	100,000	103,375
3.500% due 01/27/19	123,000	124,501
4.750% due 09/10/18	100,000	106,375
5.500% due 02/15/17	150,000	162,844
7.500% due 09/15/20	200,000	241,750
8.000% due 12/31/18	100,000	119,250
8.000% due 03/15/20	250,000	304,375
8.000% due 11/01/31	275,000	352,656
CBRE Services Inc
5.000% due 03/15/23	100,000	101,500
6.625% due 10/15/20	100,000	106,625
CIT Group Inc
3.875% due 02/19/19	105,000	106,901
4.250% due 08/15/17	108,000	112,928
5.000% due 05/15/17	200,000	213,625
5.000% due 08/15/22	100,000	103,875
5.000% due 08/01/23	100,000	102,625
5.250% due 03/15/18	150,000	161,437
5.375% due 05/15/20	200,000	215,437
6.625% due 04/01/18 ~	250,000	281,875
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	84,000
CNO Financial Group Inc 6.375% due 10/01/20 ~	100,000	108,500
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	200,000	243,523
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	112,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-31

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Crown Castle International Corp REIT
4.875% due 04/15/22	$115,000	$119,097
5.250% due 01/15/23	100,000	104,750
Denali Borrower LLC 5.625% due 10/15/20 ~	167,000	177,437
DFC Finance Corp 10.500% due 06/15/20 ~	120,000	123,150
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	122,000
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	92,400
E*TRADE Financial Corp
6.000% due 11/15/17	60,000	62,700
6.375% due 11/15/19	100,000	108,750
Enova International Inc 9.750% due 06/01/21 ~	140,000	139,825
Felcor Lodging LP
5.625% due 03/01/23	48,000	49,680
6.750% due 06/01/19	100,000	106,875
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	107,750
First Data Corp
6.750% due 11/01/20 ~	200,000	217,000
7.375% due 06/15/19 ~	100,000	107,625
8.250% due 01/15/21 ~	212,000	233,200
8.875% due 08/15/20 ~	100,000	110,875
10.625% due 06/15/21	200,000	234,000
11.250% due 01/15/21	200,000	234,000
11.750% due 08/15/21	300,000	357,000
12.625% due 01/15/21	212,000	261,555
Forestar USA Real Estate Group Inc 8.500% due 06/01/22 ~	100,000	104,000
General Motors Financial Co Inc
2.750% due 05/15/16	129,000	131,177
3.250% due 05/15/18	95,000	96,425
4.250% due 05/15/23	132,000	132,165
4.750% due 08/15/17	67,000	71,439
6.750% due 06/01/18	50,000	57,031
Genworth Holdings Inc 6.150% due 11/15/66 §	50,000	47,688
Globe Luxembourg SCA (Luxembourg) 9.625% due 05/01/18 ~	200,000	223,020
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	118,000	126,998
ING Groep NV (Netherlands) 5.775% § ±	100,000	104,000
iStar Financial Inc REIT
4.000% due 11/01/17	140,000	141,050
4.875% due 07/01/18	100,000	100,750
5.000% due 07/01/19	140,000	140,700
9.000% due 06/01/17	100,000	116,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	211,000
Kennedy-Wilson Inc 5.875% due 04/01/24	100,000	102,000
Liberty Mutual Group Inc
7.000% due 03/07/67 § ~	100,000	106,500
10.750% due 06/15/88 § ~	100,000	153,250
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	107,750
National Money Mart Co (Canada) 10.375% due 12/15/16	150,000	158,437
Nationstar Mortgage LLC
6.500% due 07/01/21	75,000	75,375
7.875% due 10/01/20	100,000	105,500
Navient Corp
3.875% due 09/10/15	150,000	153,750
4.875% due 06/17/19	150,000	154,965
5.500% due 01/15/19	100,000	106,500
5.500% due 01/25/23	100,000	99,250

	Principal Amount	Value
5.625% due 08/01/33	$200,000	$173,750
6.125% due 03/25/24	100,000	101,625
6.250% due 01/25/16	250,000	266,562
8.000% due 03/25/20	150,000	173,812
8.450% due 06/15/18	400,000	473,750
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	106,250
Nuveen Investments Inc 9.500% due 10/15/20 ~	143,000	170,170
Ocwen Financial Corp 6.625% due 05/15/19 ~	115,000	119,025
PHH Corp 6.375% due 08/15/21	100,000	106,250
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	85,470
RBS Capital Trust II 6.425% § ±	100,000	107,500
Realogy Group LLC
3.375% due 05/01/16 ~	112,000	113,680
4.500% due 04/15/19 ~	70,000	70,175
7.625% due 01/15/20 ~	100,000	110,750
Regions Bank 7.500% due 05/15/18	100,000	119,009
Regions Financial Corp 7.375% due 12/10/37	100,000	126,453
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	105,625
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	150,000	152,519
6.000% due 12/19/23	250,000	271,144
6.100% due 06/10/23	200,000	219,190
6.125% due 12/15/22	270,000	296,150
7.640% § ±	300,000	321,000
7.648% § ±	50,000	60,750
Sabra Health Care LP REIT 5.375% due 06/01/23	100,000	102,875
SL Green Realty Corp REIT 5.000% due 08/15/18	100,000	108,929
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	220,071
Societe Generale SA (France) 5.922% § ± ~	250,000	268,125
Sophia Holding Finance LP 9.625% PIK due 12/01/18 ~	97,000	101,365
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	100,000	102,000
Springleaf Finance Corp
5.400% due 12/01/15	100,000	105,300
6.500% due 09/15/17	100,000	109,000
6.900% due 12/15/17	350,000	389,375
7.750% due 10/01/21	125,000	141,250
Synovus Financial Corp 5.125% due 06/15/17	50,000	52,375
The Geo Group Inc REIT 5.125% due 04/01/23	100,000	100,500
The Howard Hughes Corp 6.875% due 10/01/21 ~	150,000	161,250
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	93,720
USI Inc 7.750% due 01/15/21 ~	67,000	68,843
Voya Financial Inc 5.650% due 05/15/53 §	100,000	102,250
Walter Investment Management Corp 7.875% due 12/15/21 ~	131,000	137,223
XL Group PLC (Ireland) 6.500% § ±	100,000	99,000

		16,587,614

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-32

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Health Care - 7.9%

21st Century Oncology Inc 9.875% due 04/15/17	$100,000	$92,500
Alere Inc 6.500% due 06/15/20	100,000	105,500
Aviv Healthcare Properties LP 6.000% due 10/15/21	100,000	106,500
Biomet Inc
6.500% due 08/01/20	200,000	216,500
6.500% due 10/01/20	100,000	107,250
Capella Healthcare Inc 9.250% due 07/01/17	100,000	105,250
Catalent Pharma Solutions Inc 7.875% due 10/15/18	100,000	102,000
Catamaran Corp (Canada) 4.750% due 03/15/21	25,000	25,313
Centene Corp 5.750% due 06/01/17	25,000	27,313
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	157,688
6.875% due 02/01/22 ~	500,000	532,500
7.125% due 07/15/20	100,000	108,750
8.000% due 11/15/19	250,000	274,375
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	162,562
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	149,063
DaVita HealthCare Partners Inc
5.125% due 07/15/24	72,000	72,585
5.750% due 08/15/22	118,000	126,555
6.625% due 11/01/20	150,000	160,125
DJO Finance LLC 9.875% due 04/15/18	100,000	108,500
Endo Finance LLC
5.375% due 01/15/23 ~	150,000	150,188
5.750% due 01/15/22 ~	150,000	153,375
7.000% due 07/15/19 ~	95,000	101,888
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	75,844
ExamWorks Group Inc 9.000% due 07/15/19	100,000	110,500
Forest Laboratories Inc
4.375% due 02/01/19 ~	133,000	143,814
4.875% due 02/15/21 ~	200,000	218,654
5.000% due 12/15/21 ~	109,000	119,721
Fresenius Medical Care U.S. Finance Inc
5.750% due 02/15/21 ~	50,000	54,875
6.500% due 09/15/18 ~	100,000	113,500
Fresenius Medical Care U.S. Finance II Inc
5.625% due 07/31/19 ~	100,000	109,500
5.875% due 01/31/22 ~	100,000	111,000
Grifols Worldwide Operations Ltd (Ireland) 5.250% due 04/01/22 ~	200,000	208,000
HCA Holdings Inc
6.250% due 02/15/21	100,000	107,625
7.750% due 05/15/21	250,000	274,687
HCA Inc
3.750% due 03/15/19	190,000	192,137
4.750% due 05/01/23	150,000	150,188
5.000% due 03/15/24	150,000	152,448
5.875% due 03/15/22	100,000	108,750
5.875% due 05/01/23	200,000	209,750
6.500% due 02/15/16	100,000	107,875
6.500% due 02/15/20	360,000	405,900
7.250% due 09/15/20	250,000	268,125
7.500% due 02/15/22	250,000	289,062
Health Net Inc 6.375% due 06/01/17	100,000	110,375
HealthSouth Corp 7.750% due 09/15/22	81,000	88,796

	Principal Amount	Value
Hologic Inc 6.250% due 08/01/20	$159,000	$168,540
Hospira Inc
5.800% due 08/12/23	100,000	112,257
6.050% due 03/30/17	100,000	110,377
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	106,875
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	140,400
11.000% due 08/15/18 ~	50,000	47,875
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	50,000	52,000
Jaguar Holding Co II 9.500% due 12/01/19 ~	100,000	109,750
Kindred Healthcare Inc 6.375% due 04/15/22 ~	100,000	101,000
Kinetic Concepts Inc
10.500% due 11/01/18	200,000	226,500
12.500% due 11/01/19	100,000	115,500
LifePoint Hospitals Inc
5.500% due 12/01/21 ~	135,000	141,750
6.625% due 10/01/20	50,000	54,250
Mallinckrodt International Finance SA (Luxembourg)
3.500% due 04/15/18	100,000	100,000
4.750% due 04/15/23	100,000	97,500
MedAssets Inc 8.000% due 11/15/18	50,000	53,125
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	71,000	74,550
Omnicare Inc 7.750% due 06/01/20	100,000	108,250
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	100,000	109,125
Salix Pharmaceuticals Ltd 6.000% due 01/15/21 ~	94,000	101,050
Select Medical Corp 6.375% due 06/01/21	100,000	105,000
Teleflex Inc 5.250% due 06/15/24 ~	50,000	50,625
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	166,791
4.500% due 04/01/21	51,000	51,510
4.750% due 06/01/20	100,000	102,750
5.000% due 03/01/19 ~	165,000	167,681
6.000% due 10/01/20	118,000	128,325
6.250% due 11/01/18	140,000	155,925
6.750% due 02/01/20	100,000	109,000
8.000% due 08/01/20	100,000	108,625
8.125% due 04/01/22	211,000	244,760
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	55,438
Universal Health Services Inc 7.000% due 10/01/18	65,000	68,413
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	105,250
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	270,000	287,887
6.750% due 10/01/17 ~	100,000	104,500
7.000% due 10/01/20 ~	10,000	10,675
7.250% due 07/15/22 ~	100,000	108,375
Valeant Pharmaceuticals International Inc (Canada)
5.625% due 12/01/21 ~	100,000	103,000
6.750% due 08/15/18 ~	342,000	369,360
7.500% due 07/15/21 ~	257,000	285,591
WellCare Health Plans Inc 5.750% due 11/15/20	120,000	128,400

		12,025,961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-33

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Industrials - 12.9%

AAR Corp 7.250% due 01/15/22	$100,000	$110,000
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	113,500
ACCO Brands Corp 6.750% due 04/30/20	100,000	105,250
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	161,250
ADS Waste Holdings Inc 8.250% due 10/01/20	100,000	108,250
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	150,000	158,344
Ahern Rentals Inc 9.500% due 06/15/18 ~	31,000	34,333
Air Canada (Canada)
6.750% due 10/01/19 ~	100,000	108,875
7.750% due 04/15/21 ~	100,000	106,500
Air Medical Group Holdings Inc 9.250% due 11/01/18	80,000	85,600
Aircastle Ltd (Bermuda)
4.625% due 12/15/18	100,000	103,250
5.125% due 03/15/21	100,000	103,750
6.250% due 12/01/19	70,000	77,000
6.750% due 04/15/17	150,000	167,250
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	106,750
10.750% due 10/15/19 ~	200,000	207,000
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	108,500
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	81,962
Amsted Industries Inc 5.000% due 03/15/22 ~	145,000	145,544
APX Group Inc
6.375% due 12/01/19	125,000	130,312
8.750% due 12/01/20	80,000	81,600
Ashtead Capital Inc 6.500% due 07/15/22 ~	200,000	219,500
Aviation Capital Group Corp
4.625% due 01/31/18 ~	100,000	105,549
6.750% due 04/06/21 ~	150,000	170,007
Avis Budget Car Rental LLC 5.500% due 04/01/23	83,000	85,282
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	66,400	68,724
B/E Aerospace Inc
5.250% due 04/01/22	112,000	122,500
6.875% due 10/01/20	75,000	81,844
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	97,250
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	72,760
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	50,000	51,875
4.750% due 04/15/19 ~	145,000	147,719
6.000% due 10/15/22 ~	200,000	205,250
6.125% due 01/15/23 ~	200,000	207,000
7.750% due 03/15/20 ~	150,000	170,272
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	67,410
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	108,000
6.875% due 08/15/18 ~	100,000	103,975
Case New Holland Industrial Inc 7.875% due 12/01/17	100,000	117,000

	Principal Amount	Value
Cenveo Corp
6.000% due 08/01/19 ~	$90,000	$90,450
8.875% due 02/01/18	100,000	105,102
Ceridian LLC
8.125% due 11/15/17 ~	175,000	177,187
8.875% due 07/15/19 ~	100,000	113,500
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	103,250
Chassix Inc 9.250% due 08/01/18 ~	80,000	87,400
Clean Harbors Inc
5.125% due 06/01/21	53,000	54,424
5.250% due 08/01/20	54,000	55,958
CNH Industrial Capital LLC
3.250% due 02/01/17	62,000	63,163
3.375% due 07/15/19 ~	200,000	198,750
3.625% due 04/15/18	113,000	115,966
3.875% due 11/01/15	117,000	119,925
Colt Defense LLC 8.750% due 11/15/17	25,000	20,625
Covanta Holding Corp 6.375% due 10/01/22	100,000	109,000
CSC Holdings LLC
5.250% due 06/01/24 ~	100,000	98,625
6.750% due 11/15/21	200,000	220,750
7.625% due 07/15/18	50,000	57,938
Deluxe Corp 7.000% due 03/15/19	100,000	107,500
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	100,000	107,750
DigitalGlobe Inc 5.250% due 02/01/21	97,000	96,515
DynCorp International Inc 10.375% due 07/01/17	50,000	52,313
FGI Operating Co LLC 7.875% due 05/01/20	50,000	53,500
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	275,000	291,156
FTI Consulting Inc 6.750% due 10/01/20	50,000	53,625
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	70,685
Gates Global LLC 6.000% due 07/15/22 ~	140,000	140,700
Gates Investments LLC 9.000% due 10/01/18	40,000	42,642
GenCorp Inc 7.125% due 03/15/21	100,000	109,750
General Cable Corp 6.500% due 10/01/22 ~	75,000	76,688
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	100,000	105,375
Griffon Corp 5.250% due 03/01/22	150,000	149,625
H&E Equipment Services Inc 7.000% due 09/01/22	145,000	160,950
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	160,000	168,200
HD Supply Inc
7.500% due 07/15/20	102,000	111,945
8.125% due 04/15/19	179,000	197,795
11.000% due 04/15/20	100,000	118,375
11.500% due 07/15/20	100,000	120,000
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	106,250
7.125% due 03/15/21	50,000	54,875
Interline Brands Inc 10.000% PIK due 11/15/18	100,000	107,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
International Lease Finance Corp
3.875% due 04/15/18	$100,000	$102,687
4.625% due 04/15/21	100,000	103,437
5.750% due 05/15/16	100,000	107,312
5.875% due 08/15/22	150,000	164,250
6.250% due 05/15/19	250,000	280,625
8.625% due 09/15/15	200,000	217,000
8.750% due 03/15/17	200,000	232,875
Iron Mountain Inc
5.750% due 08/15/24	178,000	184,230
6.000% due 08/15/23	96,000	104,280
8.375% due 08/15/21	44,000	46,279
Jeld-Wen Inc 12.250% due 10/15/17 ~	100,000	108,500
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	51,250
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	120,000	122,700
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19 ~	200,000	208,500
Marquette Transportation Co LLC 10.875% due 01/15/17	25,000	26,519
Masco Corp
5.950% due 03/15/22	100,000	111,000
6.125% due 10/03/16	50,000	55,313
7.125% due 03/15/20	100,000	118,172
Masonite International Corp (Canada) 8.250% due 04/15/21 ~	75,000	82,125
Mcron Finance Sub LLC 8.375% due 05/15/19 ~	80,000	88,000
Meccanica Holdings USA Inc 6.250% due 01/15/40 ~	150,000	145,500
Memorial Production Partners LP 7.625% due 05/01/21	100,000	105,500
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	107,000
Modular Space Corp 10.250% due 01/31/19 ~	30,000	31,650
Monitronics International Inc 9.125% due 04/01/20	100,000	107,250
Mueller Water Products Inc 8.750% due 09/01/20	40,000	44,650
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	52,500
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	110,477
8.125% due 02/15/19	100,000	105,625
Navistar International Corp 8.250% due 11/01/21	203,000	212,642
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	100,000	107,000
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,625
5.000% due 04/15/22 ~	70,000	70,875
7.750% due 10/15/18	148,000	156,880
Nortek Inc 8.500% due 04/15/21	100,000	111,000
Oshkosh Corp 8.500% due 03/01/20	25,000	27,125
Ply Gem Industries Inc 6.500% due 02/01/22 ~	123,000	119,156
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	209,000
RR Donnelley & Sons Co
6.000% due 04/01/24	100,000	101,250
6.125% due 01/15/17	9,000	9,878
7.000% due 02/15/22	100,000	110,750
7.250% due 05/15/18	21,000	24,413
8.250% due 03/15/19	150,000	178,875
Safway Group Holding LLC 7.000% due 05/15/18 ~	117,000	124,605

	Principal Amount	Value
Schaeffler Finance BV (Netherlands)
4.250% due 05/15/21 ~	$200,000	$200,500
4.750% due 05/15/21 ~	250,000	258,750
7.750% due 02/15/17 ~	100,000	113,250
Sensata Technologies BV (Netherlands)
4.875% due 10/15/23 ~	100,000	99,750
6.500% due 05/15/19 ~	60,000	64,125
Sequa Corp 7.000% due 12/15/17 ~	62,500	61,563
Spirit AeroSystems Inc
5.250% due 03/15/22 ~	100,000	101,750
6.750% due 12/15/20	25,000	27,000
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	112,500
SPX Corp 6.875% due 09/01/17	100,000	113,000
Stackpole International Intermediate (Luxembourg) 7.750% due 10/15/21 ~	100,000	105,000
Stena AB (Sweden) 7.000% due 02/01/24 ~	200,000	213,500
Swift Services Holdings Inc 10.000% due 11/15/18	50,000	53,750
Terex Corp 6.000% due 05/15/21	105,000	113,662
The ADT Corp
2.250% due 07/15/17	100,000	99,312
3.500% due 07/15/22	200,000	182,500
4.125% due 04/15/19	45,000	45,394
4.875% due 07/15/42	100,000	83,875
6.250% due 10/15/21	100,000	106,250
The Hertz Corp
5.875% due 10/15/20	200,000	210,000
6.750% due 04/15/19	200,000	213,000
7.500% due 10/15/18	50,000	52,500
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	56,000
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	138,000	143,175
TMS International Corp 7.625% due 10/15/21 ~	100,000	107,500
TRAC Intermodal LLC 11.000% due 08/15/19	100,000	115,000
TransDigm Inc
5.500% due 10/15/20	100,000	102,140
6.000% due 07/15/22 ~	120,000	123,450
6.500% due 07/15/24 ~	120,000	125,100
7.500% due 07/15/21	67,000	74,538
Triumph Group Inc 5.250% due 06/01/22 ~	50,000	50,313
UCI International Inc 8.625% due 02/15/19	50,000	47,750
United Airlines Inc 6.750% due 09/15/15 ~	100,000	101,125
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	100,000	103,240
United Continental Holdings Inc 6.000% due 12/01/20	200,000	209,500
United Rentals North America Inc
5.750% due 11/15/24	115,000	119,744
6.125% due 06/15/23	125,000	134,687
7.625% due 04/15/22	220,000	248,050
8.250% due 02/01/21	100,000	111,750
8.375% due 09/15/20	100,000	110,250
US Airways Group Inc 6.125% due 06/01/18	186,000	196,927
USG Corp
8.375% due 10/15/18 ~	100,000	105,700
9.750% due 01/15/18	100,000	120,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
WESCO Distribution Inc 5.375% due 12/15/21 ~	$75,000	$76,875
West Corp
5.375% due 07/15/22 ~ #	160,000	158,400
7.875% due 01/15/19	75,000	79,828
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	103,000

		19,496,967

Information Technology - 5.0%

Activision Blizzard Inc
5.625% due 09/15/21 ~	163,000	176,040
6.125% due 09/15/23 ~	100,000	110,250
Advanced Micro Devices Inc
6.750% due 03/01/19 ~	80,000	85,500
7.000% due 07/01/24 ~	125,000	127,969
7.750% due 08/01/20	100,000	107,000
Alcatel-Lucent USA Inc
4.625% due 07/01/17 ~	48,000	49,800
6.450% due 03/15/29	100,000	99,500
6.750% due 11/15/20 ~	200,000	214,000
8.875% due 01/01/20 ~	200,000	227,500
Alliance Data Systems Corp 5.250% due 12/01/17 ~	100,000	105,000
Amkor Technology Inc
6.375% due 10/01/22	100,000	107,000
6.625% due 06/01/21	50,000	53,500
7.375% due 05/01/18	25,000	26,000
Aspect Software Inc 10.625% due 05/15/17	100,000	105,625
Audatex North America Inc 6.000% due 06/15/21 ~	161,000	172,672
Belden Inc 5.500% due 09/01/22 ~	80,000	83,200
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	248,100
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	180,000	176,400
CDW LLC 8.500% due 04/01/19	200,000	217,500
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	116,000
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	90,000	96,525
CommScope Inc
5.000% due 06/15/21 ~	110,000	112,750
5.500% due 06/15/24 ~	110,000	112,338
CoreLogic Inc 7.250% due 06/01/21	100,000	108,625
Dell Inc
4.625% due 04/01/21	100,000	98,500
5.400% due 09/10/40	100,000	87,000
5.650% due 04/15/18	250,000	268,812
EarthLink Holdings Corp 8.875% due 05/15/19	100,000	100,500
Emdeon Inc 11.000% due 12/31/19	100,000	115,375
Entegris Inc 6.000% due 04/01/22 ~	100,000	103,500
Epicor Software Corp 8.625% due 05/01/19	100,000	108,125
Equinix Inc
4.875% due 04/01/20	76,000	78,280
5.375% due 04/01/23	133,000	136,657
7.000% due 07/15/21	100,000	110,875
Flextronics International Ltd (Singapore)
4.625% due 02/15/20	50,000	51,625
5.000% due 02/15/23	50,000	52,000
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	100,000	103,000
6.000% due 01/15/22 ~	173,000	184,677

	Principal Amount	Value
8.050% due 02/01/20	$51,000	$55,208
10.750% due 08/01/20	67,000	75,878
IAC/InterActiveCorp
4.750% due 12/15/22	153,000	151,279
4.875% due 11/30/18	85,000	89,038
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	41,100
Infor US Inc 9.375% due 04/01/19	164,000	183,270
Micron Technology Inc 5.875% due 02/15/22 ~	25,000	26,875
NCR Corp
4.625% due 02/15/21	45,000	45,563
5.000% due 07/15/22	113,000	114,977
6.375% due 12/15/23 ~	44,000	47,960
NeuStar Inc 4.500% due 01/15/23	100,000	87,000
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	108,250
6.625% due 05/15/39	150,000	163,500
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	124,800
NXP BV (Netherlands)
3.500% due 09/15/16 ~	100,000	102,125
5.750% due 03/15/23 ~	200,000	210,750
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	105,625
Sanmina Corp 4.375% due 06/01/19 ~	185,000	185,231
Sophia LP 9.750% due 01/15/19 ~	100,000	110,500
SRA International Inc 11.000% due 10/01/19	100,000	107,750
STATS ChipPAC Ltd (Singapore) 5.375% due 03/31/16 ~	100,000	102,620
SunGard Data Systems Inc
6.625% due 11/01/19	150,000	158,625
7.375% due 11/15/18	50,000	52,875
7.625% due 11/15/20	100,000	109,500
VeriSign Inc 4.625% due 05/01/23	100,000	99,290
ViaSat Inc 6.875% due 06/15/20	100,000	108,250
Viasystems Inc 7.875% due 05/01/19 ~	100,000	106,250

		7,511,809

Materials - 9.3%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	90,000	95,287
AK Steel Corp 7.625% due 05/15/20	100,000	103,500
Alcoa Inc
5.900% due 02/01/27	150,000	160,699
6.150% due 08/15/20	500,000	565,512
6.750% due 07/15/18	200,000	229,966
Aleris International Inc 7.625% due 02/15/18	100,000	103,875
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	167,000	172,636
ArcelorMittal (Luxembourg)
4.250% due 08/05/15	100,000	103,000
5.000% due 02/25/17	400,000	424,500
6.750% due 02/25/22	200,000	225,000
7.500% due 10/15/39	250,000	275,937
10.350% due 06/01/19	300,000	385,500
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	50,000	51,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	$87,000	$89,393
7.375% due 10/15/17 ~	350,000	369,574
9.125% due 10/15/20 ~	50,000	55,250
Ashland Inc
3.000% due 03/15/16	76,000	77,900
3.875% due 04/15/18	37,000	38,249
4.750% due 08/15/22	200,000	202,000
Associated Materials LLC 9.125% due 11/01/17	100,000	104,125
Axalta Coating Systems US Holdings Inc 7.375% due 05/01/21 ~	150,000	164,250
Ball Corp
4.000% due 11/15/23	171,000	163,732
5.000% due 03/15/22	100,000	103,000
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	100,000	98,750
Berry Plastics Corp
5.500% due 05/15/22	105,000	105,722
9.750% due 01/15/21	100,000	114,500
Beverage Packaging Holdings Luxembourg II SA (Luxembourg)
5.625% due 12/15/16 ~	115,000	118,162
6.000% due 06/15/17 ~	89,000	91,447
BOE Merger Corp 9.500% PIK due 11/01/17 ~	100,000	105,625
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	106,000
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	90,112
Celanese US Holdings LLC
4.625% due 11/15/22	100,000	101,000
5.875% due 06/15/21	100,000	110,750
6.625% due 10/15/18	5,000	5,243
Clearwater Paper Corp 7.125% due 11/01/18	50,000	52,750
Commercial Metals Co
4.875% due 05/15/23	100,000	98,000
7.350% due 08/15/18	100,000	115,000
Crown Americas LLC
4.500% due 01/15/23	112,000	109,648
6.250% due 02/01/21	50,000	53,750
Eagle Spinco Inc 4.625% due 02/15/21	47,000	46,824
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	60,900
Essar Steel Minnesota LLC 11.500% due 05/15/20 ~	100,000	101,500
Exopack Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	215,000
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	136,620
7.000% due 02/15/21 ~	132,000	136,455
7.250% due 05/15/22 ~	200,000	209,000
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	155,344
6.875% due 02/01/18 ~	100,000	105,250
8.250% due 11/01/19 ~	200,000	218,500
Graphic Packaging International Inc
4.750% due 04/15/21	100,000	102,750
7.875% due 10/01/18	5,000	5,281
Greif Inc 7.750% due 08/01/19	100,000	115,500
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	136,875
Headwaters Inc 7.250% due 01/15/19 ~	100,000	106,250
Hecla Mining Co 6.875% due 05/01/21	100,000	99,500

	Principal Amount	Value
Hexion US Finance Corp
6.625% due 04/15/20	$148,000	$157,620
8.875% due 02/01/18	85,000	88,613
9.000% due 11/15/20	100,000	102,500
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	110,500
Huntsman International LLC
8.625% due 03/15/20	25,000	27,156
8.625% due 03/15/21	100,000	111,000
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	93,000
Ineos Finance PLC (United Kingdom)
7.500% due 05/01/20 ~	100,000	109,250
8.375% due 02/15/19 ~	200,000	219,250
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	75,000	77,063
Koppers Inc 7.875% due 12/01/19	10,000	10,663
Lafarge SA (France)
6.500% due 07/15/16	100,000	110,000
7.125% due 07/15/36	100,000	116,500
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	110,500
Molycorp Inc 10.000% due 06/01/20	100,000	92,500
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	104,500
NOVA Chemicals Corp (Canada) 5.250% due 08/01/23 ~	67,000	73,449
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	223,000
Olin Corp 5.500% due 08/15/22	100,000	106,500
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	77,350
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	103,075
Pactiv LLC 7.950% due 12/15/25	100,000	107,500
Perstorp Holding AB (Sweden) 8.750% due 05/15/17 ~	200,000	215,500
Polymer Group Inc 7.750% due 02/01/19	100,000	106,750
PolyOne Corp
5.250% due 03/15/23	91,000	93,957
7.375% due 09/15/20	10,000	10,900
PQ Corp 8.750% due 05/01/18 ~	100,000	108,875
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	211,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	56,000	57,120
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	100,000	101,500
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	198,000
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	102,165
Ryerson Inc 9.000% due 10/15/17	75,000	80,438
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	221,500
Sealed Air Corp
5.250% due 04/01/23 ~	100,000	102,000
8.125% due 09/15/19 ~	100,000	110,625
8.375% due 09/15/21 ~	100,000	115,000
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	126,875
Silgan Holdings Inc 5.000% due 04/01/20	100,000	103,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Steel Dynamics Inc 7.625% due 03/15/20	$150,000	$161,250
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	102,500
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	168,375
Tekni-Plex Inc 9.750% due 06/01/19 ~	62,000	69,595
Texas Industries Inc 9.250% due 08/15/20	35,000	39,813
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	99,250
9.750% due 12/01/17	100,000	113,750
TPC Group Inc 8.750% due 12/15/20 ~	100,000	111,250
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19	121,000	130,680
Tronox Finance LLC 6.375% due 08/15/20	155,000	160,812
United States Steel Corp
7.000% due 02/01/18	100,000	111,000
7.500% due 03/15/22	200,000	219,500
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	47,000
11.750% due 01/15/19	100,000	105,750
Vulcan Materials Co 7.500% due 06/15/21	80,000	95,100
Walter Energy Inc
8.500% due 04/15/21	100,000	56,750
9.875% due 12/15/20	68,000	42,670
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	74,120
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	100,000	102,375

		14,100,877

Telecommunication Services - 8.9%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	200,000	213,000
Avaya Inc
7.000% due 04/01/19 ~	50,000	50,250
10.500% due 03/01/21 ~	250,000	231,875
CenturyLink Inc
5.150% due 06/15/17	100,000	108,500
5.625% due 04/01/20	222,000	235,875
5.800% due 03/15/22	250,000	261,562
6.750% due 12/01/23	100,000	109,750
7.650% due 03/15/42	100,000	100,750
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	110,125
8.750% due 03/15/18	100,000	105,000
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	99,500
Comcel Trust (Cayman) 6.875% due 02/06/24 ~	200,000	216,500
Frontier Communications Corp
8.250% due 04/15/17	100,000	116,625
8.500% due 04/15/20	200,000	237,000
9.000% due 08/15/31	100,000	108,250
9.250% due 07/01/21	300,000	360,375
GCI Inc 6.750% due 06/01/21	100,000	101,563
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	117,338
7.625% due 06/15/21	95,000	109,250
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	192,375

	Principal Amount	Value
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	$280,000	$278,950
6.625% due 12/15/22	150,000	157,313
7.250% due 04/01/19	150,000	160,125
7.250% due 10/15/20	150,000	162,000
7.500% due 04/01/21	200,000	220,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	100,000	106,375
7.750% due 06/01/21	216,000	229,500
8.125% due 06/01/23	100,000	108,500
Level 3 Communications Inc
8.875% due 06/01/19	100,000	109,875
11.875% due 02/01/19	100,000	111,500
Level 3 Financing Inc
6.125% due 01/15/21 ~	150,000	161,250
8.125% due 07/01/19	100,000	109,625
8.625% due 07/15/20	200,000	225,000
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	105,130
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	135,000
PAETEC Holding Corp 9.875% due 12/01/18	50,000	54,050
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	156,750
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	100,000	113,000
SBA Communications Corp 4.875% due 07/15/22 ~ #	145,000	143,550
SBA Telecommunications Inc 5.750% due 07/15/20	133,000	141,811
SoftBank Corp (Japan) 4.500% due 04/15/20 ~	350,000	357,000
Sprint Capital Corp
6.875% due 11/15/28	150,000	152,250
6.900% due 05/01/19	150,000	166,125
8.750% due 03/15/32	200,000	232,000
Sprint Communications Inc
6.000% due 12/01/16	200,000	218,250
6.000% due 11/15/22	200,000	205,000
7.000% due 03/01/20 ~	100,000	115,500
7.000% due 08/15/20	250,000	277,812
9.000% due 11/15/18 ~	350,000	425,250
9.125% due 03/01/17	100,000	117,375
11.500% due 11/15/21	100,000	135,500
Sprint Corp
7.125% due 06/15/24 ~	250,000	265,625
7.250% due 09/15/21 ~	200,000	221,250
7.875% due 09/15/23 ~	400,000	446,000
T-Mobile USA Inc
5.250% due 09/01/18	227,000	239,201
6.250% due 04/01/21	239,000	254,834
6.464% due 04/28/19	100,000	105,500
6.625% due 04/01/23	343,000	373,870
6.633% due 04/28/21	500,000	543,125
6.836% due 04/28/23	200,000	218,500
Telecom Italia Capital SA (Luxembourg)
5.250% due 10/01/15	100,000	104,750
6.000% due 09/30/34	250,000	251,875
7.175% due 06/18/19	150,000	174,094
7.200% due 07/18/36	250,000	278,437
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	251,562
Telesat Canada (Canada) 6.000% due 05/15/17 ~	133,000	137,323
tw telecom holdings Inc 5.375% due 10/01/22	100,000	109,750
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	214,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Windstream Corp
7.500% due 04/01/23	$100,000	$108,750
7.750% due 10/01/21	100,000	109,750
7.875% due 11/01/17	100,000	115,625
8.125% due 09/01/18	200,000	210,400
Zayo Group LLC
8.125% due 01/01/20	23,000	25,156
10.125% due 07/01/20	100,000	116,125

		13,452,331

Utilities - 3.9%

AES Corp
4.875% due 05/15/23	102,000	101,490
5.500% due 03/15/24	100,000	102,750
7.375% due 07/01/21	100,000	117,500
8.000% due 10/15/17	21,000	24,518
9.750% due 04/15/16	100,000	113,500
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	222,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	51,720
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	105,250
Calpine Corp
6.000% due 01/15/22 ~	147,000	159,127
7.500% due 02/15/21 ~	289,000	313,926
DPL Inc
6.500% due 10/15/16	100,000	108,250
7.250% due 10/15/21	100,000	111,000
Dynegy Inc 5.875% due 06/01/23	100,000	101,250
EDP Finance BV (Netherlands)
4.900% due 10/01/19 ~	250,000	265,025
5.250% due 01/14/21 ~	200,000	212,500
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	236,000
Ferrellgas LP 6.500% due 05/01/21	100,000	104,875
FirstEnergy Corp
2.750% due 03/15/18	100,000	101,274
4.250% due 03/15/23	100,000	99,720
7.375% due 11/15/31	150,000	177,529
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	90,000	91,065
GenOn Energy Inc
7.875% due 06/15/17	250,000	266,875
9.500% due 10/15/18	145,000	159,862
9.875% due 10/15/20	100,000	109,250
Illinois Power Generating Co 7.000% due 04/15/18	100,000	100,250
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	51,875
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	107,250
NGL Energy Partners LP 6.875% due 10/15/21 ~	100,000	107,000
NRG Energy Inc
6.250% due 07/15/22 ~	100,000	106,750
6.250% due 05/01/24 ~	200,000	209,250

	Principal Amount	Value
6.625% due 03/15/23	$100,000	$108,750
7.625% due 01/15/18	100,000	114,750
7.875% due 05/15/21	200,000	222,750
8.250% due 09/01/20	100,000	109,750
PPL Capital Funding Inc 6.700% due 03/30/67 §	100,000	102,063
PPL Energy Supply LLC 4.600% due 12/15/21	100,000	99,386
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	50,750
7.375% due 08/01/21	73,000	79,753
Wind Acquisition Finance SA (Luxembourg)
4.750% due 07/15/20 ~ #	95,000	95,950
6.500% due 04/30/20 ~	200,000	217,500
7.250% due 02/15/18 ~	100,000	105,750
7.375% due 04/23/21 ~	410,000	438,700

		5,884,983

Total Corporate Bonds & Notes (Cost $142,939,474)		149,525,736

	Shares

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

Federated Prime Obligations Fund	574,554	574,554

Total Short-Term Investment (Cost $574,554)		574,554

TOTAL INVESTMENTS - 99.0% (Cost $143,514,028)		150,100,290

OTHER ASSETS & LIABILITIES, NET - 1.0%		1,446,734

NET ASSETS - 100.0%		$151,547,024

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	20.4%
Energy	15.1%
Industrials	12.9%
Financials	10.9%
Materials	9.3%
Telecommunication Services	8.9%
Health Care	7.9%
Information Technology	5.0%
Consumer Staples	4.3%
Utilities	3.9%
Others (each less than 3.0%)	0.4%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	An investment with a value of $39,750 or less than 0.1% of the portfolio’s net assets was in default as of June 30, 2014.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$149,525,736	$-	$149,525,736	$-
	Short-Term Investment	574,554	574,554	-	-

	Total	$150,100,290	$574,554	$149,525,736	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-39

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 17.8%

Aaron’s Inc	365	$13,009
Abercrombie & Fitch Co ‘A’	348	15,051
Advance Auto Parts Inc	2,432	328,125
Amazon.com Inc *	12,504	4,061,049
AMC Networks Inc ‘A’ *	1,990	122,365
Aramark	1,299	33,618
AutoNation Inc *	2,420	144,426
AutoZone Inc *	1,085	581,820
Bally Technologies Inc *	1,311	86,159
Bed Bath & Beyond Inc *	2,872	164,795
Best Buy Co Inc	2,856	88,565
Big Lots Inc *	574	26,232
BorgWarner Inc	7,609	496,031
Brinker International Inc	2,154	104,792
Burger King Worldwide Inc	3,516	95,706
Cabela’s Inc *	193	12,043
Cablevision Systems Corp ‘A’	6,454	113,913
CarMax Inc *	5,055	262,911
Carter’s Inc	1,777	122,489
CBS Corp ‘B’	17,136	1,064,831
CBS Outdoor Americas Inc	59	1,928
Charter Communications Inc ‘A’ *	2,641	418,282
Chico’s FAS Inc	2,243	38,041
Chipotle Mexican Grill Inc *	1,034	612,655
Choice Hotels International Inc	93	4,381
Cinemark Holdings Inc	3,819	135,040
Clear Channel Outdoor Holdings Inc ‘A’ *	648	5,301
Coach Inc	9,125	311,984
Comcast Corp ‘A’	78,884	4,234,493
CST Brands Inc	2,145	74,003
Deckers Outdoor Corp *	1,152	99,452
Dick’s Sporting Goods Inc	556	25,887
Dillard’s Inc ‘A’	578	67,401
DIRECTV *	15,568	1,323,436
Discovery Communications Inc ‘A’ *	7,639	567,425
DISH Network Corp ‘A’ *	5,203	338,611
Dollar General Corp *	7,851	450,333
Dollar Tree Inc *	6,889	375,175
Domino’s Pizza Inc	1,863	136,167
DR Horton Inc	878	21,581
Dunkin’ Brands Group Inc	3,530	161,709
Expedia Inc	3,367	265,185
Family Dollar Stores Inc	3,002	198,552
Foot Locker Inc	703	35,656
Fossil Group Inc *	1,551	162,111
GameStop Corp ‘A’	197	7,973
Gentex Corp	2,859	83,168
Genuine Parts Co	4,785	420,123
GNC Holdings Inc ‘A’	3,015	102,812
Groupon Inc *	16,005	105,953
H&R Block Inc	9,125	305,870
Hanesbrands Inc	3,314	326,230
Harley-Davidson Inc	7,268	507,670
Harman International Industries Inc	2,266	243,436
Hasbro Inc	3,234	171,564
Hilton Worldwide Holdings Inc *	4,500	104,850
HomeAway Inc *	2,877	100,177
Hyatt Hotels Corp ‘A’ *	75	4,574
Jarden Corp *	1,314	77,986
Johnson Controls Inc	5,901	294,637
Kate Spade & Co *	4,210	160,569
Kohl’s Corp	381	20,071
L Brands Inc	2,888	169,410
Lamar Advertising Co ‘A’	2,649	140,397
Las Vegas Sands Corp	12,515	953,893
Lear Corp	2,167	193,556

	Shares	Value
Leggett & Platt Inc	2,278	$78,090
Lennar Corp ‘A’	360	15,113
Liberty Interactive Corp ‘A’ *	8,166	239,754
Liberty Ventures ‘A’ *	2,465	181,917
Lions Gate Entertainment Corp (Canada)	2,676	76,480
Live Nation Entertainment Inc *	2,441	60,268
LKQ Corp *	10,045	268,101
Lowe’s Cos Inc	33,907	1,627,197
Macy’s Inc	9,289	538,948
Marriott International Inc ‘A’	6,444	413,060
Mattel Inc	4,087	159,270
McDonald’s Corp	32,897	3,314,044
MGM Resorts International *	1,053	27,799
Michael Kors Holdings Ltd * (United Kingdom)	6,799	602,731
Morningstar Inc	643	46,174
Murphy USA Inc *	723	35,347
Netflix Inc *	1,995	878,997
Newell Rubbermaid Inc	5,461	169,236
NIKE Inc ‘B’	23,247	1,802,805
Nordstrom Inc	4,614	313,429
Norwegian Cruise Line Holdings Ltd * (Bermuda)	2,794	88,570
NVR Inc *	147	169,138
O’Reilly Automotive Inc *	3,530	531,618
Omnicom Group Inc	8,601	612,563
Panera Bread Co ‘A’ *	815	122,111
Penske Automotive Group Inc	629	31,136
PetSmart Inc	3,302	197,460
Polaris Industries Inc	2,193	285,616
PVH Corp	2,398	279,607
Ralph Lauren Corp	1,478	237,500
Regal Entertainment Group ‘A’	689	14,538
Ross Stores Inc	7,069	467,473
Sally Beauty Holdings Inc *	3,992	100,119
Scripps Networks Interactive Inc ‘A’	3,516	285,288
Sears Holdings Corp *	691	27,612
SeaWorld Entertainment Inc	2,264	64,139
Service Corp International	5,476	113,463
Signet Jewelers Ltd (NYSE) (Bermuda)	1,834	202,822
Sirius XM Holdings Inc *	91,775	317,542
Six Flags Entertainment Corp	2,424	103,141
Starbucks Corp	25,054	1,938,679
Starwood Hotels & Resorts Worldwide Inc	2,869	231,873
Starz ‘A’ *	2,731	81,356
Target Corp	2,130	123,434
Tempur Sealy International Inc *	2,034	121,430
Tesla Motors Inc *	3,163	759,310
The Gap Inc	8,806	366,065
The Goodyear Tire & Rubber Co	8,267	229,657
The Home Depot Inc	45,517	3,685,056
The Interpublic Group of Cos Inc	14,098	275,052
The Priceline Group Inc *	1,717	2,065,551
The TJX Cos Inc	23,308	1,238,820
The Walt Disney Co	48,302	4,141,413
Thor Industries Inc	1,530	87,011
Tiffany & Co	3,754	376,339
Time Warner Cable Inc	9,273	1,365,913
Tractor Supply Co	4,621	279,108
TripAdvisor Inc *	3,710	403,129
Tupperware Brands Corp	1,679	140,532
Twenty-First Century Fox Inc ‘A’	46,710	1,641,857
Ulta Salon Cosmetics & Fragrance Inc *	2,140	195,617
Under Armour Inc ‘A’ *	5,757	342,484
Urban Outfitters Inc *	2,571	87,054
VF Corp	11,482	723,366
Viacom Inc ‘B’	14,305	1,240,673
Whirlpool Corp	238	33,134
Williams-Sonoma Inc	3,133	224,887
Wyndham Worldwide Corp	4,243	321,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-40

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Wynn Resorts Ltd	2,697	$559,789
Yum! Brands Inc	14,690	1,192,828
zulily Inc ‘A’ *	439	17,977

		62,088,528

Consumer Staples - 10.2%

Altria Group Inc	62,544	2,623,095
Archer-Daniels-Midland Co	2,133	94,087
Avon Products Inc	5,898	86,170
Brown-Forman Corp ‘B’	5,120	482,150
Campbell Soup Co	3,828	175,361
Church & Dwight Co Inc	4,523	316,384
Coca-Cola Enterprises Inc	8,368	399,823
Colgate-Palmolive Co	27,237	1,857,019
Constellation Brands Inc ‘A’ *	4,976	438,535
Costco Wholesale Corp	13,791	1,588,172
Coty Inc ‘A’	1,842	31,553
CVS Caremark Corp	5,525	416,419
Dr Pepper Snapple Group Inc	6,536	382,879
Flowers Foods Inc	5,758	121,379
General Mills Inc	20,451	1,074,496
Herbalife Ltd (Cayman)	2,707	174,710
Hormel Foods Corp	4,440	219,114
Ingredion Inc	371	27,840
Kellogg Co	7,795	512,132
Keurig Green Mountain Inc	4,707	586,539
Kimberly-Clark Corp	10,396	1,156,243
Kraft Foods Group Inc	19,812	1,187,729
Lorillard Inc	12,066	735,664
McCormick & Co Inc	4,338	310,557
Mead Johnson Nutrition Co	6,726	626,661
Monster Beverage Corp *	4,764	338,387
Nu Skin Enterprises Inc ‘A’	1,962	145,110
PepsiCo Inc	50,458	4,507,918
Philip Morris International Inc	30,729	2,590,762
Pilgrim’s Pride Corp *	276	7,551
Reynolds American Inc	7,758	468,195
Rite Aid Corp *	21,712	155,675
Spectrum Brands Holdings Inc	706	60,737
Sprouts Farmers Market Inc *	3,251	106,373
Sysco Corp	7,295	273,198
The Clorox Co	3,548	324,287
The Coca-Cola Co	132,148	5,597,789
The Estee Lauder Cos Inc ‘A’	7,632	566,752
The Hain Celestial Group Inc *	1,527	135,506
The Hershey Co	4,966	483,539
The Hillshire Brands Co	2,490	155,127
The Kroger Co	16,959	838,283
The Procter & Gamble Co	5,133	403,403
The WhiteWave Foods Co *	5,786	187,293
Tyson Foods Inc ‘A’	543	20,384
Wal-Mart Stores Inc	5,408	405,979
Walgreen Co	23,885	1,770,595
Whole Foods Market Inc	5,321	205,550

		35,373,104

Energy - 6.2%

Anadarko Petroleum Corp	1,227	134,320
Antero Resources Corp *	1,764	115,771
Athlon Energy Inc *	1,704	81,281
Atwood Oceanics Inc *	465	24,403
Baker Hughes Inc	1,204	89,638
Cabot Oil & Gas Corp	13,888	474,136
Cameron International Corp *	4,342	293,997
Cheniere Energy Inc *	7,918	567,721
Chesapeake Energy Corp	4,030	125,252
Cimarex Energy Co	350	50,211
Cobalt International Energy Inc *	10,608	194,657
Concho Resources Inc *	3,751	542,019
Continental Resources Inc *	1,431	226,155

	Shares	Value
CVR Energy Inc	214	$10,313
Dresser-Rand Group Inc *	2,555	162,830
Dril-Quip Inc *	1,363	148,894
EOG Resources Inc	18,189	2,125,567
EQT Corp	4,576	489,174
FMC Technologies Inc *	7,819	477,506
Frank’s International NV (Netherlands)	146	3,592
Gulfport Energy Corp *	2,296	144,189
Halliburton Co	28,108	1,995,949
Helmerich & Payne Inc	2,177	252,771
HollyFrontier Corp	1,209	52,821
Kinder Morgan Inc	6,034	218,793
Kosmos Energy Ltd * (Bermuda)	3,514	39,462
Laredo Petroleum Inc *	2,270	70,325
Marathon Petroleum Corp	6,234	486,688
Nabors Industries Ltd (Bermuda)	978	28,724
National Oilwell Varco Inc	1,213	99,891
Noble Energy Inc	8,560	663,058
Oasis Petroleum Inc *	3,374	188,573
Oceaneering International Inc	3,583	279,940
ONEOK Inc	3,667	249,649
Patterson-UTI Energy Inc	2,456	85,813
PBF Energy Inc ‘A’	720	19,188
Phillips 66	7,721	621,000
Pioneer Natural Resources Co	4,761	1,094,125
QEP Resources Inc	760	26,220
Range Resources Corp	5,454	474,225
RPC Inc	2,044	48,014
Schlumberger Ltd (Netherlands)	43,285	5,105,466
Seadrill Ltd (NYSE) (Bermuda)	3,491	139,465
SM Energy Co	2,231	187,627
Southwestern Energy Co *	11,750	534,508
Superior Energy Services Inc	353	12,757
Targa Resources Corp	1,256	175,300
Teekay Corp	694	43,202
Tesoro Corp	1,850	108,540
The Williams Cos Inc	22,815	1,328,061
Ultra Petroleum Corp * (Canada)	1,522	45,188
Unit Corp *	105	7,227
Valero Energy Corp	4,244	212,624
Whiting Petroleum Corp *	407	32,662
World Fuel Services Corp	528	25,993

		21,435,475

Financials - 5.1%

Affiliated Managers Group Inc *	1,840	377,936
Ally Financial Inc *	8,051	192,499
American Express Co	30,191	2,864,220
American Financial Group Inc	397	23,645
American Tower Corp REIT	13,171	1,185,127
Ameriprise Financial Inc	2,211	265,320
Aon PLC (United Kingdom)	7,583	683,152
Apartment Investment & Management Co ‘A’ REIT	2,751	88,775
Arthur J Gallagher & Co	4,926	229,552
Artisan Partners Asset Management Inc ‘A’	913	51,749
BlackRock Inc	1,621	518,072
Boston Properties Inc REIT	611	72,208
Brown & Brown Inc	232	7,125
CBOE Holdings Inc	2,848	140,150
CBRE Group Inc ‘A’ *	9,323	298,709
Columbia Property Trust Inc REIT	622	16,178
Crown Castle International Corp REIT	11,109	824,954
Eaton Vance Corp	4,028	152,218
Equity Lifestyle Properties Inc REIT	1,996	88,143
Erie Indemnity Co ‘A’	804	60,509
Extra Space Storage Inc REIT	3,858	205,438
Federal Realty Investment Trust REIT	1,486	179,687
Federated Investors Inc ‘B’	2,266	70,065
Franklin Resources Inc	10,788	623,978

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-41

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Gaming & Leisure Properties Inc REIT	467	$15,864
Health Care REIT Inc	5,428	340,173
Healthcare Trust of America Inc ‘A’ REIT	944	11,366
Intercontinental Exchange Inc	1,625	306,962
Invesco Ltd (Bermuda)	2,202	83,125
Jones Lang LaSalle Inc	396	50,050
Lazard Ltd ‘A’ (Bermuda)	4,112	212,015
Legg Mason Inc	1,354	69,474
Leucadia National Corp	2,010	52,702
LPL Financial Holdings Inc	2,909	144,694
Marsh & McLennan Cos Inc	12,328	638,837
McGraw Hill Financial Inc	9,059	752,169
Moody’s Corp	6,292	551,557
MSCI Inc *	1,722	78,954
Nationstar Mortgage Holdings Inc *	645	23,414
NorthStar Realty Finance Corp REIT	2,612	45,397
Ocwen Financial Corp *	3,539	131,297
Omega Healthcare Investors Inc REIT	1,376	50,719
Plum Creek Timber Co Inc REIT	2,841	128,129
Public Storage REIT	4,417	756,853
Rayonier Inc REIT	501	17,811
Realogy Holdings Corp *	2,105	79,380
Reinsurance Group of America Inc	638	50,338
Santander Consumer USA Holdings Inc	197	3,830
SEI Investments Co	4,142	135,733
Signature Bank *	1,468	185,232
Simon Property Group Inc REIT	7,713	1,282,518
SLM Corp	4,778	39,705
SVB Financial Group *	146	17,027
T Rowe Price Group Inc	8,744	738,081
Tanger Factory Outlet Centers Inc REIT	1,891	66,128
Taubman Centers Inc REIT	1,966	149,042
TD Ameritrade Holding Corp	7,827	245,376
The Charles Schwab Corp	6,171	166,185
The Howard Hughes Corp *	628	99,117
Ventas Inc REIT	4,376	280,502
Vornado Realty Trust REIT	1,403	149,742
Waddell & Reed Financial Inc ‘A’	2,846	178,131
Weyerhaeuser Co REIT	2,044	67,636

		17,614,674

Health Care - 12.4%

AbbVie Inc ‡	52,920	2,986,805
Actavis PLC * (Ireland)	5,806	1,295,028
Aetna Inc	3,544	287,348
Agilent Technologies Inc	1,597	91,732
Alexion Pharmaceuticals Inc *	6,583	1,028,594
Align Technology Inc *	2,716	152,205
Alkermes PLC * (Ireland)	4,117	207,209
Allergan Inc	9,903	1,675,786
Allscripts Healthcare Solutions Inc *	2,225	35,711
Alnylam Pharmaceuticals Inc *	1,874	118,381
AmerisourceBergen Corp	7,516	546,113
Amgen Inc	23,885	2,827,267
athenahealth Inc *	1,259	157,539
Baxter International Inc	18,058	1,305,593
Becton Dickinson & Co	6,430	760,669
Biogen Idec Inc *	7,894	2,489,057
BioMarin Pharmaceutical Inc *	4,856	302,092
Boston Scientific Corp *	4,178	53,353
Bristol-Myers Squibb Co	19,690	955,162
Brookdale Senior Living Inc *	4,172	139,094
Bruker Corp *	3,626	88,003
Cardinal Health Inc	916	62,801
Catamaran Corp (NASDAQ) * (Canada)	6,883	303,953
Celgene Corp *	27,614	2,371,490
Centene Corp *	1,919	145,096
Cerner Corp *	9,916	511,467
Charles River Laboratories International Inc *	761	40,729
Cigna Corp	697	64,103

	Shares	Value
Covance Inc *	1,729	$147,968
CR Bard Inc	2,540	363,245
Cubist Pharmaceuticals Inc *	2,375	165,822
DaVita HealthCare Partners Inc *	2,052	148,401
DENTSPLY International Inc	1,467	69,462
Edwards Lifesciences Corp *	3,511	301,384
Endo International PLC * (Ireland)	5,067	354,791
Envision Healthcare Holdings Inc *	2,699	96,921
Express Scripts Holding Co *	22,296	1,545,782
Forest Laboratories Inc *	8,001	792,099
Gilead Sciences Inc *	51,110	4,237,530
HCA Holdings Inc *	1,031	58,128
Henry Schein Inc *	2,841	337,141
Hill-Rom Holdings Inc	126	5,230
Hologic Inc *	2,615	66,290
IDEXX Laboratories Inc *	1,700	227,069
Illumina Inc *	4,273	762,901
IMS Health Holdings Inc *	2,486	63,840
Incyte Corp Ltd *	4,812	271,589
Intercept Pharmaceuticals Inc *	415	98,201
Intuitive Surgical Inc *	1,184	487,571
Jazz Pharmaceuticals PLC * (Ireland)	1,976	290,492
Johnson & Johnson	14,782	1,546,493
Laboratory Corp of America Holdings *	1,117	114,381
Mallinckrodt PLC * (Ireland)	903	72,258
McKesson Corp	7,674	1,428,976
Medivation Inc *	2,546	196,246
MEDNAX Inc *	2,190	127,349
Merck & Co Inc	13,616	787,686
Mettler-Toledo International Inc *	972	246,091
Mylan Inc *	12,438	641,303
Myriad Genetics Inc *	2,184	85,001
Patterson Cos Inc	254	10,036
PerkinElmer Inc	711	33,303
Perrigo Co PLC (Ireland)	1,006	146,635
Pharmacyclics Inc *	2,025	181,663
Premier Inc ‘A’ *	1,076	31,204
Questcor Pharmaceuticals Inc	2,029	187,662
Quintiles Transnational Holdings Inc *	885	47,162
Regeneron Pharmaceuticals Inc *	2,625	741,484
ResMed Inc	4,670	236,442
Salix Pharmaceuticals Ltd *	2,110	260,268
Seattle Genetics Inc *	3,376	129,132
Sirona Dental Systems Inc *	1,182	97,468
St Jude Medical Inc	6,091	421,802
Stryker Corp	6,668	562,246
Techne Corp	598	55,357
Tenet Healthcare Corp *	3,254	152,743
The Cooper Cos Inc	1,186	160,739
Thermo Fisher Scientific Inc	5,350	631,300
United Therapeutics Corp *	1,596	141,230
Universal Health Services Inc ‘B’	653	62,531
Varian Medical Systems Inc *	3,460	287,664
Veeva Systems Inc ‘A’ *	1,257	31,991
Vertex Pharmaceuticals Inc *	7,861	744,279
Waters Corp *	2,817	294,207
Zimmer Holdings Inc	418	43,413
Zoetis Inc	16,674	538,070

		43,370,052

Industrials - 11.9%

3M Co	21,776	3,119,194
Acuity Brands Inc	1,438	198,803
Air Lease Corp	216	8,333
Alaska Air Group Inc	2,090	198,654
Allegion PLC (Ireland)	3,212	182,056
Allison Transmission Holdings Inc	4,492	139,701
AMERCO	140	40,706
American Airlines Group Inc *	23,969	1,029,708
AMETEK Inc	8,163	426,762

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-42

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
AO Smith Corp	1,154	$57,215
Armstrong World Industries Inc *	1,506	86,490
Avis Budget Group Inc *	3,508	209,393
B/E Aerospace Inc *	3,502	323,900
Caterpillar Inc	4,404	478,583
CH Robinson Worldwide Inc	4,940	315,123
Chicago Bridge & Iron Co NV (Netherlands)	3,280	223,696
Cintas Corp	2,678	170,160
Clean Harbors Inc *	1,488	95,604
Colfax Corp *	3,173	236,515
Copa Holdings SA ‘A’ (Panama)	872	124,321
Copart Inc *	3,757	135,102
Covanta Holding Corp	1,463	30,152
Crane Co	591	43,947
Cummins Inc	6,120	944,255
Danaher Corp	4,751	374,046
Deere & Co	2,664	241,225
Delta Air Lines Inc	1,467	56,802
Donaldson Co Inc	4,345	183,880
Dover Corp	4,089	371,895
Emerson Electric Co	17,446	1,157,717
Equifax Inc	2,173	157,629
Expeditors International of Washington Inc	6,569	290,087
Fastenal Co	9,876	488,763
FedEx Corp	4,229	640,186
Flowserve Corp	4,571	339,854
Fluor Corp	3,230	248,387
Fortune Brands Home & Security Inc	2,310	92,238
Foster Wheeler AG (Switzerland)	3,317	113,010
Genesee & Wyoming Inc ‘A’ *	799	83,895
Graco Inc	2,029	158,424
HD Supply Holdings Inc *	3,529	100,188
Hertz Global Holdings Inc *	14,898	417,591
Hexcel Corp *	3,254	133,089
Honeywell International Inc	26,066	2,422,835
Hubbell Inc ‘B’	317	39,039
Huntington Ingalls Industries Inc	1,381	130,629
IDEX Corp	2,476	199,912
IHS Inc ‘A’ *	2,265	307,293
Illinois Tool Works Inc	11,366	995,207
Ingersoll-Rand PLC (Ireland)	765	47,820
Iron Mountain Inc	5,078	180,015
ITT Corp	686	32,997
JB Hunt Transport Services Inc	3,062	225,914
Kansas City Southern	2,835	304,791
KAR Auction Services Inc	1,869	59,565
Kirby Corp *	1,896	222,097
Landstar System Inc	1,496	95,744
Lennox International Inc	1,636	146,537
Lincoln Electric Holdings Inc	913	63,800
Lockheed Martin Corp	9,018	1,449,463
Masco Corp	11,909	264,380
MRC Global Inc *	1,535	43,425
MSC Industrial Direct Co Inc ‘A’	1,588	151,876
Navistar International Corp *	292	10,944
Nielsen NV (Netherlands)	7,005	339,112
Nordson Corp	2,153	172,649
Norfolk Southern Corp	2,184	225,018
NOW Inc *	302	10,935
Old Dominion Freight Line Inc *	2,093	133,282
PACCAR Inc	10,813	679,381
Pall Corp	3,653	311,930
Parker Hannifin Corp	2,642	332,179
Pentair PLC (Ireland)	444	32,021
Pitney Bowes Inc	3,080	85,070
Precision Castparts Corp	4,818	1,216,063
Quanta Services Inc *	1,718	59,408
Robert Half International Inc	4,576	218,458
Rockwell Automation Inc	4,606	576,487
Rockwell Collins Inc	3,976	310,685

	Shares	Value
Rollins Inc	2,110	$63,300
Roper Industries Inc	1,505	219,745
RR Donnelley & Sons Co	657	11,143
Snap-on Inc	271	32,119
SolarCity Corp *	1,412	99,687
Southwest Airlines Co	20,491	550,388
Spirit Aerosystems Holdings Inc ‘A’ *	3,732	125,768
Spirit Airlines Inc *	2,420	153,041
Stanley Black & Decker Inc	581	51,023
Stericycle Inc *	2,819	333,826
The Boeing Co	24,270	3,087,872
The Dun & Bradstreet Corp	440	48,488
The Manitowoc Co Inc	4,497	147,771
The Middleby Corp *	1,905	157,582
The Timken Co	176	11,940
The Toro Co	1,877	119,377
TransDigm Group Inc	1,761	294,545
Trinity Industries Inc	3,948	172,607
Triumph Group Inc	407	28,417
Tyco International Ltd (Switzerland)	13,693	624,401
Union Pacific Corp	30,148	3,007,263
United Continental Holdings Inc *	12,430	510,500
United Parcel Service Inc ‘B’	23,558	2,418,464
United Rentals Inc *	3,237	339,011
United Technologies Corp	3,417	394,493
USG Corp *	3,098	93,343
Valmont Industries Inc	58	8,813
Verisk Analytics Inc ‘A’ *	5,537	332,331
WABCO Holdings Inc *	1,886	201,463
Wabtec Corp	3,210	265,114
Waste Connections Inc	2,504	121,569
Waste Management Inc	1,594	71,300
WW Grainger Inc	1,940	493,284
Xylem Inc	4,433	173,242

		41,327,470

Information Technology - 26.8%

3D Systems Corp *	3,657	218,689
Accenture PLC ‘A’ (Ireland)	21,053	1,701,925
Activision Blizzard Inc	10,880	242,624
Adobe Systems Inc * ‡	16,565	1,198,643
Advanced Micro Devices Inc *	20,583	86,243
Akamai Technologies Inc *	5,923	361,658
Alliance Data Systems Corp *	1,804	507,375
Altera Corp	3,898	135,494
Amphenol Corp ‘A’	5,230	503,858
Analog Devices Inc	4,767	257,752
ANSYS Inc *	712	53,984
Apple Inc	200,681	18,649,285
Applied Materials Inc	27,064	610,293
ARRIS Group Inc *	4,185	136,138
Atmel Corp *	13,978	130,974
Autodesk Inc *	5,973	336,758
Automatic Data Processing Inc	16,036	1,271,334
Avago Technologies Ltd (Singapore)	8,314	599,190
Avnet Inc	934	41,386
Booz Allen Hamilton Holding Corp	2,309	49,043
Broadridge Financial Solutions Inc	4,014	167,143
Cadence Design Systems Inc *	9,633	168,481
CDW Corp	2,890	92,133
Citrix Systems Inc *	4,935	308,684
Cognizant Technology Solutions Corp ‘A’ *	20,250	990,427
CommScope Holding Co Inc *	2,071	47,902
Computer Sciences Corp	293	18,518
Concur Technologies Inc *	1,586	148,037
Corning Inc	10,101	221,717
CoStar Group Inc *	957	151,369
Cree Inc *	2,224	111,089
Diebold Inc	2,149	86,325
DST Systems Inc	818	75,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-43

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
eBay Inc *	42,180	$2,111,531
EchoStar Corp ‘A’ *	350	18,529
Electronic Arts Inc *	8,018	287,606
EMC Corp	6,745	177,663
Equinix Inc *	1,671	351,060
F5 Networks Inc *	2,520	280,829
Facebook Inc ‘A’ *	65,715	4,421,962
FactSet Research Systems Inc	1,409	169,475
Fidelity National Information Services Inc	1,187	64,976
FireEye Inc *	2,312	93,752
Fiserv Inc *	8,290	500,053
FleetCor Technologies Inc *	2,760	363,768
FLIR Systems Inc	3,276	113,775
Fortinet Inc *	4,578	115,045
Freescale Semiconductor Ltd * (Bermuda)	3,226	75,811
Gartner Inc *	3,003	211,772
Genpact Ltd * (Bermuda)	585	10,255
Global Payments Inc	2,382	173,529
Google Inc ‘A’ *	9,342	5,461,987
Google Inc ‘C’ *	9,452	5,437,547
Harris Corp	726	54,994
IAC/InterActiveCorp	1,021	70,684
Informatica Corp *	3,288	117,217
Intel Corp	14,081	435,103
International Business Machines Corp	31,484	5,707,105
Intuit Inc	9,448	760,847
IPG Photonics Corp *	1,107	76,162
Jack Henry & Associates Inc	2,814	167,236
Juniper Networks Inc *	3,420	83,927
KLA-Tencor Corp	5,033	365,597
Lam Research Corp	1,435	96,977
Linear Technology Corp	7,872	370,535
LinkedIn Corp ‘A’ *	3,472	595,344
MasterCard Inc ‘A’	33,460	2,458,306
Maxim Integrated Products Inc	8,637	292,017
Microchip Technology Inc	6,665	325,319
Micron Technology Inc *	31,241	1,029,391
MICROS Systems Inc *	1,842	125,072
Microsoft Corp	177,876	7,417,429
Motorola Solutions Inc	1,681	111,904
National Instruments Corp	3,308	107,146
NCR Corp *	536	18,808
NetApp Inc	3,980	145,350
NetSuite Inc *	1,382	120,068
NVIDIA Corp	3,043	56,417
ON Semiconductor Corp *	7,528	68,806
Oracle Corp	109,316	4,430,577
Palo Alto Networks Inc *	1,729	144,977
Pandora Media Inc *	6,836	201,662
Paychex Inc	9,644	400,805
PTC Inc *	3,947	153,144
QUALCOMM Inc	56,176	4,449,139
Rackspace Hosting Inc *	3,903	131,375
Red Hat Inc *	6,314	348,975
Riverbed Technology Inc *	5,341	110,185
Sabre Corp *	1,502	30,115
salesforce.com inc *	20,434	1,186,807
SanDisk Corp	3,576	373,442
ServiceNow Inc *	4,794	297,036
Skyworks Solutions Inc	6,309	296,271
SolarWinds Inc *	2,170	83,892
Solera Holdings Inc	2,282	153,236
Splunk Inc *	3,934	217,668
Stratasys Ltd * (Israel)	933	106,017
SunEdison Inc *	2,850	64,410
SunPower Corp *	137	5,614
Tableau Software Inc ‘A’ *	1,267	90,375
Teradata Corp *	4,141	166,468
Teradyne Inc	709	13,896
Texas Instruments Inc	35,923	1,716,760

	Shares	Value
The Western Union Co	17,936	$311,010
TIBCO Software Inc *	5,435	109,624
Total System Services Inc	4,311	135,408
Trimble Navigation Ltd *	8,681	320,763
Twitter Inc *	15,945	653,267
Vantiv Inc ‘A’ *	4,144	139,321
VeriFone Systems Inc *	3,709	136,306
VeriSign Inc *	4,012	195,826
Visa Inc ‘A’	16,689	3,516,539
VMware Inc ‘A’ *	2,916	282,298
Workday Inc ‘A’ *	3,116	280,004
Xilinx Inc	8,928	422,384
Yelp Inc *	1,691	129,666
Zebra Technologies Corp ‘A’ *	1,680	138,298
Zillow Inc ‘A’ *	1,034	147,790

		93,389,902

Materials - 4.1%

Airgas Inc	2,472	269,226
Albemarle Corp	1,077	77,006
AptarGroup Inc	494	33,103
Avery Dennison Corp	1,107	56,734
Ball Corp	4,656	291,838
Cabot Corp	139	8,061
Carpenter Technology Corp	107	6,768
Celanese Corp ‘A’	446	28,669
Compass Minerals International Inc	1,125	107,708
Crown Holdings Inc *	4,612	229,493
Cytec Industries Inc	143	15,075
Eagle Materials Inc	1,665	156,976
Eastman Chemical Co	4,550	397,443
Ecolab Inc	8,872	987,809
EI du Pont de Nemours & Co	28,853	1,888,140
FMC Corp	4,432	315,514
Huntsman Corp	4,710	132,351
International Flavors & Fragrances Inc	2,698	281,347
International Paper Co	2,234	112,750
LyondellBasell Industries NV ‘A’ (Netherlands)	14,674	1,432,916
Martin Marietta Materials Inc	1,541	203,489
Monsanto Co	17,445	2,176,089
NewMarket Corp	300	117,633
Owens-Illinois Inc *	3,300	114,312
Packaging Corp of America	3,276	234,201
Platform Specialty Products Corp *	2,829	79,297
PPG Industries Inc	4,601	966,900
Praxair Inc	9,749	1,295,057
Rayonier Advanced Materials Inc *	167	6,471
Rockwood Holdings Inc	154	11,702
RPM International Inc	4,107	189,661
Sealed Air Corp	7,185	245,511
Sigma-Aldrich Corp	1,819	184,592
Silgan Holdings Inc	1,460	74,197
Southern Copper Corp	4,852	147,355
Tahoe Resources Inc (NYSE) * (Canada)	455	11,921
The Dow Chemical Co	6,411	329,910
The Scotts Miracle-Gro Co ‘A’	1,490	84,721
The Sherwin-Williams Co	2,866	593,004
The Valspar Corp	2,829	215,542
Westlake Chemical Corp	1,162	97,329
WR Grace & Co *	2,190	207,021

		14,414,842

Telecommunication Services - 2.2%

CenturyLink Inc	1,161	42,028
Level 3 Communications Inc *	5,610	246,335
SBA Communications Corp ‘A’ *	4,286	438,458
tw telecom Inc *	4,590	185,023
Verizon Communications Inc	137,826	6,743,826
Windstream Holdings Inc	18,769	186,939

		7,842,609

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-44

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Utilities - 0.1%

Calpine Corp *	1,999	$47,596
Dominion Resources Inc	1,180	84,394
ITC Holdings Corp	4,952	180,649

		312,639

Total Common Stocks (Cost $254,546,962)		337,169,295

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Growth	2,389	217,232

Total Exchange-Traded Fund (Cost $160,689)		217,232

	Principal Amount

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $10,717,720; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $10,932,263)	$10,717,720	10,717,720

Total Short-Term Investment (Cost $10,717,720)		10,717,720

TOTAL INVESTMENTS - 100.0% (Cost $265,425,371)		348,104,247

OTHER ASSETS & LIABILITIES, NET - 0.0%		93,964

NET ASSETS - 100.0%		$348,198,211

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	26.8%
Consumer Discretionary	17.8%
Health Care	12.4%
Industrials	11.9%
Consumer Staples	10.2%
Energy	6.2%
Financials	5.1%
Materials	4.1%
Short-Term Investment	3.1%
Others (each less than 3.0%)	2.4%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2014, investments with total aggregate value of $1,467,861 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
NASDAQ 100 E-Mini (09/14)	36	$32,698
S&P 500 E-Mini (09/14)	84	39,362

Total Futures Contracts		$72,060

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$337,169,295	$337,169,295	$-	$-
	Exchange-Traded Fund	217,232	217,232	-	-
	Short-Term Investment	10,717,720	-	10,717,720	-
	Derivatives:
	Equity Contracts
	Futures	72,060	72,060	-	-

	Total	$348,176,307	$337,458,587	$10,717,720	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-45

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 6.0%

Aaron’s Inc	2,172	$77,410
Abercrombie & Fitch Co ‘A’	2,549	110,244
Apollo Education Group Inc *	3,965	123,906
Aramark	123	3,183
Ascena Retail Group Inc *	5,326	91,075
Bed Bath & Beyond Inc *	4,811	276,055
Best Buy Co Inc	8,228	255,150
Big Lots Inc *	1,679	76,730
Cabela’s Inc *	1,809	112,882
CarMax Inc *	2,804	145,836
Carnival Corp (Panama)	17,356	653,453
CBS Corp ‘B’	2,185	135,776
CBS Outdoor Americas Inc	880	28,758
Chico’s FAS Inc	3,517	59,648
Choice Hotels International Inc	1,329	62,609
Clear Channel Outdoor Holdings Inc ‘A’	919	7,517
Comcast Corp ‘A’	8,995	482,852
CST Brands Inc	439	15,146
Darden Restaurants Inc	5,407	250,182
DeVry Education Group Inc	2,598	109,999
Dick’s Sporting Goods Inc	3,266	152,065
Dillard’s Inc ‘A’	338	39,414
DISH Network Corp ‘A’ *	2,329	151,571
Dollar General Corp *	3,029	173,743
DR Horton Inc	10,670	262,269
DreamWorks Animation SKG Inc ‘A’ *	3,081	71,664
DSW Inc ‘A’	3,075	85,916
Family Dollar Stores Inc	217	14,352
Foot Locker Inc	5,095	258,418
Ford Motor Co	158,596	2,734,195
GameStop Corp ‘A’	4,442	179,768
Gannett Co Inc	9,268	290,181
Garmin Ltd (Switzerland)	5,331	324,658
General Motors Co	65,495	2,377,469
Gentex Corp	2,456	71,445
Genuine Parts Co	409	35,910
Graham Holdings Co ‘B’	183	131,414
Hasbro Inc	751	39,841
HomeAway Inc *	283	9,854
Hyatt Hotels Corp ‘A’ *	1,604	97,812
International Game Technology	10,100	160,691
Jarden Corp *	3,660	217,221
JC Penney Co Inc *	8,862	80,201
John Wiley & Sons Inc ‘A’	1,805	109,365
Johnson Controls Inc	19,884	992,808
Kohl’s Corp	8,052	424,179
L Brands Inc	6,386	374,603
Lear Corp	663	59,219
Leggett & Platt Inc	2,872	98,452
Lennar Corp ‘A’	6,827	286,598
Liberty Interactive Corp ‘A’ *	10,029	294,451
Liberty Media Corp ‘A’ *	3,876	529,772
Live Nation Entertainment Inc *	2,912	71,897
Macy’s Inc	3,372	195,643
Marriott International Inc ‘A’	1,143	73,266
Mattel Inc	8,844	344,651
MGM Resorts International *	13,943	368,095
Mohawk Industries Inc *	2,509	347,095
Murphy USA Inc *	1,014	49,575
Newell Rubbermaid Inc	4,606	142,740
News Corp ‘A’ *	20,322	364,577
Norwegian Cruise Line Holdings Ltd * (Bermuda)	263	8,337
Penske Automotive Group Inc	972	48,114
PulteGroup Inc	15,473	311,936
PVH Corp	418	48,739

	Shares	Value
Ralph Lauren Corp	599	$96,253
Regal Entertainment Group ‘A’	2,529	53,362
Royal Caribbean Cruises Ltd (Liberia)	6,786	377,302
Sally Beauty Holdings Inc *	1,725	43,263
Sears Holdings Corp *	228	9,111
Service Corp International	1,946	40,321
Signet Jewelers Ltd (NYSE) (Bermuda)	1,032	114,129
Staples Inc	26,425	286,447
Starwood Hotels & Resorts Worldwide Inc	4,323	349,385
Starz ‘A’ *	455	13,554
Target Corp	23,268	1,348,381
Taylor Morrison Home Corp ‘A’ *	1,370	30,715
The Madison Square Garden Co ‘A’ *	2,526	157,749
The Walt Disney Co	11,459	982,495
The Wendy’s Co	11,253	95,988
Thomson Reuters Corp (NYSE) (Canada)	14,516	527,802
Time Inc * l	1	15
Time Warner Inc	36,024	2,530,686
Toll Brothers Inc *	7,262	267,968
TRW Automotive Holdings Corp *	4,525	405,078
Twenty-First Century Fox Inc ‘A’	20,458	719,099
Urban Outfitters Inc *	1,227	41,546
Visteon Corp *	1,980	192,080
Whirlpool Corp	2,884	401,511

		25,666,835

Consumer Staples - 6.6%

Altria Group Inc	4,386	183,949
Archer-Daniels-Midland Co	24,112	1,063,580
Avon Products Inc	10,518	153,668
Bunge Ltd (Bermuda)	6,014	454,899
Campbell Soup Co	2,381	109,074
Colgate-Palmolive Co	3,965	270,334
ConAgra Foods Inc	17,205	510,644
Constellation Brands Inc ‘A’ *	451	39,747
Costco Wholesale Corp	1,044	120,227
Coty Inc ‘A’	580	9,935
CVS Caremark Corp	40,969	3,087,834
Energizer Holdings Inc	2,520	307,516
Ingredion Inc	2,589	194,279
Kellogg Co	914	60,050
Kimberly-Clark Corp	2,633	292,842
Molson Coors Brewing Co ‘B’	5,553	411,810
Mondelez International Inc ‘A’	69,078	2,598,024
Philip Morris International Inc	26,529	2,236,660
Pilgrim’s Pride Corp *	2,251	61,587
Pinnacle Foods Inc	2,229	73,334
Reynolds American Inc	3,092	186,602
Rite Aid Corp *	13,215	94,752
Safeway Inc	9,411	323,174
Sysco Corp	14,925	558,941
The Clorox Co	900	82,260
The Hain Celestial Group Inc *	167	14,820
The Hillshire Brands Co	1,737	108,215
The JM Smucker Co	4,236	451,430
The Procter & Gamble Co	104,204	8,189,392
Tyson Foods Inc ‘A’	10,295	386,474
Wal-Mart Stores Inc	58,427	4,386,115
Walgreen Co	9,668	716,689
Whole Foods Market Inc	8,486	327,814

		28,066,671

Energy - 13.3%

Anadarko Petroleum Corp	19,121	2,093,176
Apache Corp	15,753	1,585,067
Atwood Oceanics Inc *	2,057	107,951
Baker Hughes Inc	16,329	1,215,694
Cameron International Corp *	3,013	204,010
Chesapeake Energy Corp	16,568	514,933
Chevron Corp	77,740	10,148,957

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-46

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Cimarex Energy Co	3,126	$448,456
Cobalt International Energy Inc *	1,274	23,378
ConocoPhillips	50,137	4,298,245
CONSOL Energy Inc	9,393	432,736
CVR Energy Inc	364	17,541
Denbury Resources Inc	14,373	265,326
Devon Energy Corp	16,660	1,322,804
Diamond Offshore Drilling Inc	2,741	136,036
Energen Corp	2,975	264,418
EP Energy Corp ‘A’ *	1,389	32,016
EQT Corp	585	62,537
Exxon Mobil Corp	175,367	17,655,950
Frank’s International NV (Netherlands)	1,258	30,947
Golar LNG Ltd (NOTC) (Bermuda)	1,793	107,759
Gulfport Energy Corp *	670	42,076
Helmerich & Payne Inc	1,276	148,156
Hess Corp	11,350	1,122,402
HollyFrontier Corp	6,633	289,796
Kinder Morgan Inc	19,427	704,423
Laredo Petroleum Inc *	376	11,648
Marathon Oil Corp	27,614	1,102,351
Marathon Petroleum Corp	2,621	204,621
Murphy Oil Corp	7,331	487,365
Nabors Industries Ltd (Bermuda)	10,951	321,631
National Oilwell Varco Inc	16,034	1,320,400
Newfield Exploration Co *	5,573	246,327
Noble Energy Inc	4,231	327,733
Occidental Petroleum Corp	32,083	3,292,678
Oil States International Inc *	1,921	123,117
ONEOK Inc	3,993	271,843
Patterson-UTI Energy Inc	2,892	101,046
PBF Energy Inc ‘A’	1,944	51,808
Peabody Energy Corp	11,093	181,371
Phillips 66	13,636	1,096,743
QEP Resources Inc	6,426	221,697
Rowan Cos PLC ‘A’ (United Kingdom)	5,085	162,364
SandRidge Energy Inc *	20,218	144,559
Seadrill Ltd (NYSE) (Bermuda)	10,145	405,293
Spectra Energy Corp	27,393	1,163,655
Superior Energy Services Inc	5,966	215,611
Teekay Corp	1,024	63,744
Tesoro Corp	3,014	176,831
Tidewater Inc	2,035	114,265
Ultra Petroleum Corp * (Canada)	4,391	130,369
Unit Corp *	1,898	130,639
Valero Energy Corp	16,587	831,009
Whiting Petroleum Corp *	4,360	349,890
World Fuel Services Corp	2,294	112,934
WPX Energy Inc *	8,264	197,592

		56,835,924

Financials - 27.3%

ACE Ltd (Switzerland)	13,792	1,430,230
Aflac Inc	18,549	1,154,675
Alexandria Real Estate Equities Inc REIT	2,929	227,408
Alleghany Corp *	673	294,855
Allied World Assurance Co Holdings AG (Switzerland)	4,030	153,221
Ally Financial Inc *	1,201	28,716
American Campus Communities Inc REIT	4,290	164,050
American Capital Agency Corp REIT	14,416	337,479
American Financial Group Inc	2,475	147,411
American Homes 4 Rent ‘A’ REIT	5,717	101,534
American International Group Inc	59,079	3,224,532
American National Insurance Co	299	34,146
American Realty Capital Properties Inc REIT	37,096	464,813
Ameriprise Financial Inc	5,042	605,040
Annaly Capital Management Inc REIT	38,711	442,467
Aon PLC (United Kingdom)	2,813	253,423

	Shares	Value
Apartment Investment & Management Co ‘A’ REIT	2,596	$83,773
Arch Capital Group Ltd * (Bermuda)	5,480	314,771
Arthur J Gallagher & Co	343	15,984
Aspen Insurance Holdings Ltd (Bermuda)	2,677	121,589
Associated Banc-Corp	6,523	117,936
Assurant Inc	2,929	191,996
Assured Guaranty Ltd (Bermuda)	7,344	179,928
AvalonBay Communities Inc REIT	5,294	752,754
Axis Capital Holdings Ltd (Bermuda)	4,406	195,098
Bank of America Corp	429,430	6,600,339
Bank of Hawaii Corp	1,818	106,698
BankUnited Inc	4,157	139,176
BB&T Corp	29,346	1,157,113
Berkshire Hathaway Inc ‘B’ *	74,740	9,459,094
BioMed Realty Trust Inc REIT	7,871	171,824
BlackRock Inc	3,217	1,028,153
BOK Financial Corp	1,114	74,192
Boston Properties Inc REIT	5,501	650,108
Brandywine Realty Trust REIT	6,427	100,261
Brixmor Property Group Inc REIT	1,972	45,257
Brown & Brown Inc	4,648	142,740
Camden Property Trust REIT	3,497	248,812
Capital One Financial Corp	23,344	1,928,214
CBL & Associates Properties Inc REIT	6,814	129,466
Chimera Investment Corp REIT	42,029	134,072
Cincinnati Financial Corp	6,682	321,003
CIT Group Inc	7,904	361,687
Citigroup Inc	124,055	5,842,990
City National Corp	1,946	147,429
CME Group Inc ‘A’	13,022	923,911
CNA Financial Corp	1,100	44,462
Columbia Property Trust Inc REIT	4,346	113,039
Comerica Inc	7,423	372,338
Commerce Bancshares Inc	3,327	154,705
CommonWealth REIT	4,845	127,520
Corporate Office Properties Trust REIT	3,585	99,699
Corrections Corp of America REIT	4,758	156,300
Cullen/Frost Bankers Inc	2,165	171,944
DDR Corp REIT	12,320	217,202
Digital Realty Trust Inc REIT	5,531	322,568
Discover Financial Services	19,044	1,180,347
Douglas Emmett Inc REIT	5,875	165,792
Duke Realty Corp REIT	13,467	244,561
E*TRADE Financial Corp *	11,793	250,719
East West Bancorp Inc	5,862	205,111
Endurance Specialty Holdings Ltd (Bermuda)	1,828	94,307
Equity Lifestyle Properties Inc REIT	956	42,217
Equity Residential REIT	14,750	929,250
Essex Property Trust Inc REIT	2,554	472,260
Everest Re Group Ltd (Bermuda)	1,884	302,363
Federal Realty Investment Trust REIT	925	111,851
Federated Investors Inc ‘B’	1,025	31,693
Fidelity National Financial Inc ‘A’	11,316	370,712
Fifth Third Bancorp	34,742	741,742
First Horizon National Corp	9,679	114,793
First Niagara Financial Group Inc	14,540	127,080
First Republic Bank	5,624	309,264
Forest City Enterprises Inc ‘A’ *	6,726	133,646
Franklin Resources Inc	2,969	171,727
Fulton Financial Corp	7,734	95,824
Gaming & Leisure Properties Inc REIT	2,875	97,664
General Growth Properties Inc REIT	23,162	545,697
Genworth Financial Inc ‘A’ *	20,266	352,628
HCC Insurance Holdings Inc	4,084	199,871
HCP Inc REIT	18,716	774,468
Health Care REIT Inc	5,887	368,938
Healthcare Trust of America Inc ‘A’ REIT	8,546	102,894
Home Properties Inc REIT	2,336	149,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-47

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Hospitality Properties Trust REIT	6,122	$186,109
Host Hotels & Resorts Inc REIT	30,920	680,549
Hudson City Bancorp Inc	21,614	212,466
Huntington Bancshares Inc	33,825	322,690
Interactive Brokers Group Inc ‘A’	2,212	51,517
Intercontinental Exchange Inc	2,710	511,919
Invesco Ltd (Bermuda)	14,971	565,155
Jones Lang LaSalle Inc	1,336	168,857
JPMorgan Chase & Co	154,556	8,905,517
KeyCorp	36,085	517,098
Kilroy Realty Corp REIT	3,361	209,323
Kimco Realty Corp REIT	16,772	385,421
Legg Mason Inc	2,582	132,482
Leucadia National Corp	12,591	330,136
Liberty Property Trust REIT	6,037	228,983
Lincoln National Corp	10,774	554,215
Loews Corp	13,304	585,509
M&T Bank Corp	5,371	666,273
Markel Corp *	571	374,370
Marsh & McLennan Cos Inc	7,321	379,374
MBIA Inc *	5,801	64,043
Mercury General Corp	391	18,393
MetLife Inc	38,211	2,123,003
MFA Financial Inc REIT	14,998	123,134
Mid-America Apartment Communities Inc REIT	3,066	223,971
Morgan Stanley	62,640	2,025,151
MSCI Inc *	2,659	121,915
National Retail Properties Inc REIT	5,036	187,289
Nationstar Mortgage Holdings Inc *	71	2,577
Navient Corp	17,275	305,940
New York Community Bancorp Inc	18,090	289,078
Northern Trust Corp	9,660	620,269
NorthStar Realty Finance Corp REIT	11,796	205,014
Old Republic International Corp	10,653	176,201
Omega Healthcare Investors Inc REIT	3,465	127,720
PacWest Bancorp	4,029	173,932
PartnerRe Ltd (Bermuda)	2,065	225,519
People’s United Financial Inc	12,680	192,356
Piedmont Office Realty Trust Inc ‘A’ REIT	6,311	119,530
Plum Creek Timber Co Inc REIT	3,751	169,170
Popular Inc *	4,232	144,650
Post Properties Inc REIT	2,223	118,842
Principal Financial Group Inc	12,019	606,719
ProAssurance Corp	2,429	107,848
Prologis Inc REIT	20,410	838,647
Protective Life Corp	3,223	223,451
Prudential Financial Inc	18,785	1,667,544
Public Storage REIT	453	77,622
Raymond James Financial Inc	5,103	258,875
Rayonier Inc REIT	4,556	161,966
Realogy Holdings Corp *	3,389	127,799
Realty Income Corp REIT	9,048	401,912
Regency Centers Corp REIT	3,775	210,192
Regions Financial Corp	56,333	598,256
Reinsurance Group of America Inc	2,039	160,877
RenaissanceRe Holdings Ltd (Bermuda)	1,658	177,406
Retail Properties of America Inc ‘A’ REIT	9,674	148,786
Santander Consumer USA Holdings Inc	3,345	65,027
SEI Investments Co	350	11,469
Senior Housing Properties Trust REIT	8,319	202,068
Signature Bank *	137	17,287
Simon Property Group Inc REIT	3,224	536,087
SL Green Realty Corp REIT	3,407	372,760
SLM Corp	11,421	94,909
Spirit Realty Capital Inc REIT	16,303	185,202
StanCorp Financial Group Inc	1,789	114,496
Starwood Property Trust Inc REIT	9,050	215,118
State Street Corp	17,580	1,182,431
SunTrust Banks Inc	21,764	871,866

	Shares	Value
SVB Financial Group *	1,882	$219,479
Synovus Financial Corp	5,684	138,576
Tanger Factory Outlet Centers Inc REIT	1,399	48,923
Taubman Centers Inc REIT	200	15,162
TCF Financial Corp	6,818	111,611
TD Ameritrade Holding Corp	1,392	43,639
TFS Financial Corp *	3,096	44,149
The Allstate Corp	17,726	1,040,871
The Bank of New York Mellon Corp	46,574	1,745,594
The Charles Schwab Corp	38,339	1,032,469
The Chubb Corp	9,986	920,410
The Goldman Sachs Group Inc	18,263	3,057,957
The Hanover Insurance Group Inc	1,803	113,859
The Hartford Financial Services Group Inc	18,370	657,830
The Howard Hughes Corp *	849	133,998
The Macerich Co REIT	5,749	383,746
The NASDAQ OMX Group Inc	4,777	184,488
The PNC Financial Services Group Inc	21,812	1,942,359
The Progressive Corp	24,184	613,306
The Travelers Cos Inc	14,189	1,334,759
Torchmark Corp	3,588	293,929
Two Harbors Investment Corp REIT	14,968	156,865
UDR Inc REIT	10,275	294,173
Unum Group	10,518	365,606
US Bancorp	70,154	3,039,071
Validus Holdings Ltd (Bermuda)	3,713	141,985
Ventas Inc REIT	6,133	393,125
Vornado Realty Trust REIT	5,933	633,229
Voya Financial Inc	5,879	213,643
Washington Prime Group Inc REIT *	6,141	115,082
Weingarten Realty Investors REIT	4,995	164,036
Wells Fargo & Co	195,021	10,250,304
Weyerhaeuser Co REIT	21,388	707,729
White Mountains Insurance Group Ltd (Bermuda)	253	153,935
WP Carey Inc REIT	4,060	261,464
WR Berkley Corp	4,103	190,010
XL Group PLC (Ireland)	11,094	363,107
Zions Bancorp	7,558	222,734

		116,322,467

Health Care - 12.6%

Abbott Laboratories	61,338	2,508,724
Aetna Inc	10,248	830,908
Agilent Technologies Inc	11,659	669,693
Alere Inc *	3,379	126,442
Alkermes PLC * (Ireland)	856	43,082
Allscripts Healthcare Solutions Inc *	4,646	74,568
Alnylam Pharmaceuticals Inc *	431	27,226
Amgen Inc	1,609	190,457
Bio-Rad Laboratories Inc ‘A’ *	849	101,634
Boston Scientific Corp *	48,898	624,427
Bristol-Myers Squibb Co	43,518	2,111,058
Cardinal Health Inc	12,770	875,511
CareFusion Corp *	8,471	375,689
Charles River Laboratories International Inc *	1,029	55,072
Cigna Corp	10,117	930,460
Community Health Systems Inc *	4,712	213,783
Covance Inc *	216	18,485
Covidien PLC (Ireland)	18,414	1,660,575
Cubist Pharmaceuticals Inc *	157	10,962
DaVita HealthCare Partners Inc *	4,743	343,014
DENTSPLY International Inc	3,994	189,116
Eli Lilly & Co	40,178	2,497,866
Express Scripts Holding Co *	4,236	293,682
HCA Holdings Inc *	12,068	680,394
Health Net Inc *	3,280	136,251
Hill-Rom Holdings Inc	2,185	90,699
Hologic Inc *	6,641	168,349

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-48

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Hospira Inc *	6,830	$350,857
Humana Inc	6,322	807,446
Intuitive Surgical Inc *	117	48,181
Johnson & Johnson	97,393	10,189,256
Laboratory Corp of America Holdings *	2,094	214,426
LifePoint Hospitals Inc *	1,820	113,022
Mallinckrodt PLC * (Ireland)	1,276	102,106
MEDNAX Inc *	1,415	82,282
Medtronic Inc	40,798	2,601,280
Merck & Co Inc	102,634	5,937,377
Myriad Genetics Inc *	367	14,284
Omnicare Inc	4,047	269,409
Patterson Cos Inc	3,201	126,472
PerkinElmer Inc	3,754	175,837
Perrigo Co PLC (Ireland)	4,231	616,711
Pfizer Inc	260,488	7,731,284
QIAGEN NV (XNGS) * (Netherlands)	9,544	233,351
Quest Diagnostics Inc	5,904	346,506
Quintiles Transnational Holdings Inc *	1,207	64,321
Sirona Dental Systems Inc *	907	74,791
St Jude Medical Inc	4,135	286,349
Stryker Corp	5,549	467,892
Techne Corp	779	72,112
Teleflex Inc	1,691	178,570
The Cooper Cos Inc	508	68,849
Thermo Fisher Scientific Inc	9,728	1,147,904
UnitedHealth Group Inc	40,016	3,271,308
Universal Health Services Inc ‘B’	2,829	270,905
VCA Inc *	3,612	126,745
WellPoint Inc	11,423	1,229,229
Zimmer Holdings Inc	6,341	658,576

		53,725,765

Industrials - 10.0%

AECOM Technology Corp *	4,060	130,732
AGCO Corp	3,839	215,829
Air Lease Corp	3,901	150,501
Alaska Air Group Inc	242	23,002
Alliant Techsystems Inc	1,302	174,364
AMERCO	128	37,217
AO Smith Corp	1,695	84,038
Carlisle Cos Inc	2,620	226,944
Caterpillar Inc	20,089	2,183,072
Cintas Corp	827	52,548
Clean Harbors Inc *	661	42,469
Con-way Inc	2,334	117,657
Copa Holdings SA ‘A’ (Panama)	295	42,058
Covanta Holding Corp	2,586	53,297
Crane Co	1,266	94,140
CSX Corp	41,021	1,263,857
Danaher Corp	18,983	1,494,532
Deere & Co	11,590	1,049,474
Delta Air Lines Inc	32,831	1,271,216
Donaldson Co Inc	513	21,710
Dover Corp	1,784	162,255
Eaton Corp PLC (Ireland)	19,469	1,502,617
Emerson Electric Co	7,253	481,309
Equifax Inc	2,320	168,293
Exelis Inc	7,754	131,663
FedEx Corp	6,880	1,041,494
Fluor Corp	2,531	194,634
Fortune Brands Home & Security Inc	3,952	157,803
GATX Corp	1,884	126,115
General Dynamics Corp	12,490	1,455,709
General Electric Co	409,500	10,761,660
Genesee & Wyoming Inc ‘A’ *	1,148	120,540
Hubbell Inc ‘B’	2,029	249,871
Huntington Ingalls Industries Inc	322	30,458
IDEX Corp	257	20,750
Ingersoll-Rand PLC (Ireland)	10,106	631,726

	Shares	Value
Iron Mountain Inc	762	$27,013
ITT Corp	2,907	139,827
Jacobs Engineering Group Inc *	5,405	287,978
Joy Global Inc	4,093	252,047
Kansas City Southern	1,029	110,628
KAR Auction Services Inc	3,421	109,027
KBR Inc	6,020	143,577
Kennametal Inc	3,213	148,698
L-3 Communications Holdings Inc	3,523	425,402
Lincoln Electric Holdings Inc	2,167	151,430
Manpowergroup Inc	3,254	276,102
MRC Global Inc *	2,251	63,681
Navistar International Corp *	1,880	70,462
Nielsen NV (Netherlands)	2,916	141,164
Norfolk Southern Corp	9,966	1,026,797
Northrop Grumman Corp	8,746	1,046,284
NOW Inc *	4,014	145,347
Oshkosh Corp	3,472	192,800
Owens Corning	4,814	186,206
PACCAR Inc	1,220	76,653
Parker Hannifin Corp	2,842	357,325
Pentair PLC (Ireland)	7,362	530,947
Pitney Bowes Inc	4,501	124,318
Quanta Services Inc *	6,614	228,712
Raytheon Co	12,778	1,178,770
Regal-Beloit Corp	1,846	145,022
Republic Services Inc	10,850	411,975
Rockwell Collins Inc	656	51,260
Roper Industries Inc	2,230	325,602
RR Donnelley & Sons Co	7,357	124,775
Ryder System Inc	2,174	191,508
Snap-on Inc	2,047	242,610
Southwest Airlines Co	3,116	83,696
Spirit Aerosystems Holdings Inc ‘A’ *	329	11,087
SPX Corp	1,791	193,804
Stanley Black & Decker Inc	5,662	497,237
Terex Corp	4,509	185,320
Textron Inc	11,404	436,659
The ADT Corp	7,122	248,843
The Babcock & Wilcox Co	4,510	146,395
The Dun & Bradstreet Corp	974	107,335
The Timken Co	3,115	211,322
Towers Watson & Co ‘A’	2,654	276,626
Trinity Industries Inc	1,482	64,793
Triumph Group Inc	1,632	113,946
Tyco International Ltd (Switzerland)	2,039	92,978
United Technologies Corp	33,245	3,838,135
URS Corp	2,821	129,343
Valmont Industries Inc	1,028	156,205
Waste Connections Inc	1,994	96,809
Waste Management Inc	17,051	762,691
WESCO International Inc *	1,817	156,952
Xylem Inc	2,069	80,857

		42,790,534

Information Technology - 8.6%

Activision Blizzard Inc	6,888	153,602
Altera Corp	8,014	278,567
Amdocs Ltd (United Kingdom)	6,538	302,906
Analog Devices Inc	6,983	377,571
ANSYS Inc *	2,913	220,864
AOL Inc *	3,270	130,113
Applied Materials Inc	16,515	372,413
Arrow Electronics Inc *	4,072	245,989
Autodesk Inc *	1,964	110,730
Avnet Inc	4,509	199,794
AVX Corp	1,875	24,900
Booz Allen Hamilton Holding Corp	205	4,354
Broadcom Corp ‘A’	21,849	811,035
Brocade Communications Systems Inc	17,796	163,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-49

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
CA Inc	13,071	$375,661
Cisco Systems Inc	209,198	5,198,570
Citrix Systems Inc *	643	40,220
Computer Sciences Corp	5,558	351,266
CoreLogic Inc *	3,758	114,093
Corning Inc	41,046	900,960
Cree Inc *	2,255	112,637
Dolby Laboratories Inc ‘A’ *	1,957	84,542
DST Systems Inc	242	22,305
EchoStar Corp ‘A’ *	1,342	71,045
Electronic Arts Inc *	3,012	108,040
EMC Corp	75,335	1,984,324
Fidelity National Information Services Inc	10,299	563,767
FireEye Inc *	691	28,020
First Solar Inc *	2,995	212,825
FLIR Systems Inc	1,747	60,673
Freescale Semiconductor Ltd * (Bermuda)	319	7,496
Genpact Ltd * (Bermuda)	5,825	102,112
Harris Corp	3,460	262,095
Hewlett-Packard Co	77,395	2,606,664
IAC/InterActiveCorp	1,791	123,991
Informatica Corp *	436	15,543
Ingram Micro Inc ‘A’ *	6,345	185,337
Intel Corp	186,009	5,747,678
Jabil Circuit Inc	8,311	173,700
JDS Uniphase Corp *	9,462	117,991
Juniper Networks Inc *	15,157	371,953
KLA-Tencor Corp	606	44,020
Knowles Corp *	3,479	106,944
Lam Research Corp	4,863	328,642
Leidos Holdings Inc	2,628	100,758
Lexmark International Inc ‘A’	2,532	121,941
Marvell Technology Group Ltd (Bermuda)	16,588	237,706
Maxim Integrated Products Inc	970	32,796
Micron Technology Inc *	5,383	177,370
MICROS Systems Inc *	799	54,252
Microsoft Corp	119,079	4,965,594
Motorola Solutions Inc	7,109	473,246
NCR Corp *	6,204	217,698
NetApp Inc	8,650	315,898
Nuance Communications Inc *	10,726	201,327
NVIDIA Corp	19,060	353,372
ON Semiconductor Corp *	8,794	80,377
Paychex Inc	1,437	59,722
Rovi Corp *	3,877	92,893
SanDisk Corp	4,852	506,694
Stratasys Ltd * (Israel)	873	99,199
SunEdison Inc *	7,446	168,280
SunPower Corp *	1,704	69,830
Symantec Corp	28,255	647,039
Synopsys Inc *	6,324	245,498
Tech Data Corp *	1,563	97,719
Teradata Corp *	1,364	54,833
Teradyne Inc	7,071	138,592
Total System Services Inc	1,568	49,251
Vishay Intertechnology Inc	5,597	86,698
Western Digital Corp	9,093	839,284
Xerox Corp	47,686	593,214
Yahoo! Inc *	41,120	1,444,546
Zynga Inc ‘A’ *	29,568	94,913

		36,440,215

Materials - 3.2%

Air Products & Chemicals Inc	8,670	1,115,135
Albemarle Corp	1,929	137,924
Alcoa Inc	47,886	713,023
Allegheny Technologies Inc	4,439	200,199
AptarGroup Inc	2,069	138,644
Ashland Inc	3,184	346,228
Avery Dennison Corp	2,543	130,329

	Shares	Value
Bemis Co Inc	4,124	$167,682
Cabot Corp	2,466	143,003
Carpenter Technology Corp	2,039	128,967
Celanese Corp ‘A’	5,823	374,302
CF Industries Holdings Inc	2,128	511,848
Cliffs Natural Resources Inc	6,284	94,574
Cytec Industries Inc	1,291	136,097
Domtar Corp	2,623	112,396
Eastman Chemical Co	555	48,479
EI du Pont de Nemours & Co	2,103	137,620
Freeport-McMoRan Copper & Gold Inc	42,423	1,548,440
Greif Inc ‘A’	1,315	71,746
Huntsman Corp	2,462	69,182
International Paper Co	14,952	754,627
MeadWestvaco Corp	6,860	303,624
Newmont Mining Corp	20,366	518,111
Nucor Corp	13,009	640,693
Owens-Illinois Inc *	2,696	93,389
Rayonier Advanced Materials Inc *	1,468	56,898
Reliance Steel & Aluminum Co	3,176	234,103
Rock-Tenn Co ‘A’	2,933	309,695
Rockwood Holdings Inc	2,776	210,948
Royal Gold Inc	2,635	200,576
RPM International Inc	403	18,611
Sigma-Aldrich Corp	2,623	266,182
Sonoco Products Co	4,172	183,276
Steel Dynamics Inc	9,134	163,955
Tahoe Resources Inc (NYSE) * (Canada)	2,897	75,901
The Dow Chemical Co	41,306	2,125,607
The Mosaic Co	13,669	675,932
United States Steel Corp	5,917	154,079
Vulcan Materials Co	5,345	340,744
Westlake Chemical Corp	239	20,019
WR Grace & Co *	435	41,121

		13,713,909

Telecommunication Services - 2.2%

AT&T Inc ‡	211,965	7,495,082
CenturyLink Inc	21,968	795,242
Frontier Communications Corp	40,967	239,247
Level 3 Communications Inc *	456	20,023
Sprint Corp *	29,773	253,964
T-Mobile US Inc *	10,849	364,743
Telephone & Data Systems Inc	3,523	91,986
United States Cellular Corp *	564	23,011
Windstream Holdings Inc	1,622	16,155

		9,299,453

Utilities - 6.0%

AES Corp	29,634	460,809
AGL Resources Inc	4,874	268,216
Alliant Energy Corp	4,534	275,939
Ameren Corp	9,914	405,284
American Electric Power Co Inc	19,935	1,111,775
American Water Works Co Inc	7,315	361,727
Aqua America Inc	7,239	189,807
Atmos Energy Corp	4,095	218,673
Calpine Corp *	14,843	353,412
CenterPoint Energy Inc	17,558	448,431
CMS Energy Corp	11,012	343,024
Consolidated Edison Inc	11,964	690,801
Dominion Resources Inc	22,305	1,595,254
DTE Energy Co	7,231	563,078
Duke Energy Corp	28,884	2,142,904
Edison International	13,309	773,386
Entergy Corp	7,328	601,556
Exelon Corp	35,073	1,279,463
FirstEnergy Corp	17,154	595,587
Great Plains Energy Inc	6,298	169,227
Hawaiian Electric Industries Inc	4,152	105,129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-50

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Integrys Energy Group Inc	3,268	$232,453
ITC Holdings Corp	353	12,877
MDU Resources Group Inc	7,832	274,903
National Fuel Gas Co	3,433	268,804
NextEra Energy Inc	17,811	1,825,271
NiSource Inc	12,864	506,070
Northeast Utilities	12,908	610,161
NRG Energy Inc	13,777	512,504
OGE Energy Corp	8,138	318,033
Pepco Holdings Inc	10,259	281,917
PG&E Corp	18,983	911,564
Pinnacle West Capital Corp	4,510	260,858
PPL Corp	25,804	916,816
Public Service Enterprise Group Inc	20,665	842,925
Questar Corp	7,161	177,593
SCANA Corp	5,786	311,345
Sempra Energy	10,024	1,049,613
TECO Energy Inc	8,906	164,583
The Southern Co	36,409	1,652,240
UGI Corp	4,704	237,552
Vectren Corp	3,373	143,353
Westar Energy Inc	5,269	201,223
Wisconsin Energy Corp	9,214	432,321
Xcel Energy Inc	20,505	660,876

		25,759,337

Total Common Stocks (Cost $323,965,040)		408,621,110

EXCHANGE-TRADED FUND - 2.0%

iShares Russell 1000 Value	86,417	8,751,449

Total Exchange-Traded Fund (Cost $8,404,752)		8,751,449

	Principal Amount

SHORT-TERM INVESTMENT - 5.0%

Repurchase Agreement - 5.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $21,399,292; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $21,830,594)	$21,399,292	21,399,292

Total Short-Term Investment (Cost $21,399,292)		21,399,292

TOTAL INVESTMENTS - 102.8% (Cost $353,769,084)		438,771,851

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(12,090,438)

NET ASSETS - 100.0%		$426,681,413

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	27.3%
Energy	13.3%
Health Care	12.6%
Industrials	10.0%
Information Technology	8.6%
Consumer Staples	6.6%
Utilities	6.0%
Consumer Discretionary	6.0%
Short-Term Investment	5.0%
Materials	3.2%
Others (each less than 3.0%)	4.2%

	102.8%
Other Assets & Liabilities, Net	(2.8%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2014, an investment with a value of $2,072,096 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (09/14)	90	$46,207

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-51

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$408,621,110	$408,621,110	$ -	$-
	Exchange-Traded Fund	8,751,449	8,751,449	-	-
	Short-Term Investment	21,399,292	-	21,399,292	-
	Derivatives:
	Equity Contracts
	Futures	46,207	46,207	-	-

	Total	$438,818,058	$417,418,766	$21,399,292	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-52

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	$2,298

Total Rights (Cost $0)		2,298

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	382	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.2%

Consumer Discretionary - 14.6%

2U Inc *	364	6,119
America’s Car-Mart Inc *	118	4,667
American Axle & Manufacturing Holdings Inc *	6,257	118,195
American Public Education Inc *	1,530	52,601
ANN Inc *	4,323	177,848
Arctic Cat Inc	438	17,266
Asbury Automotive Group Inc *	2,819	193,778
Beazer Homes USA Inc *	1,087	22,805
BJ’s Restaurants Inc *	552	19,270
Bloomin’ Brands Inc *	7,140	160,150
Blue Nile Inc *	1,130	31,640
Boyd Gaming Corp *	5,938	72,028
Bravo Brio Restaurant Group Inc *	1,633	25,491
Bright Horizons Family Solutions Inc *	2,819	121,048
Brown Shoe Co Inc	1,940	55,503
Brunswick Corp	4,283	180,443
Buffalo Wild Wings Inc *	1,740	288,335
Build-A-Bear Workshop Inc *	788	10,528
Burlington Stores Inc *	2,365	75,349
Caesars Entertainment Corp *	719	13,000
Capella Education Co	1,005	54,662
Carmike Cinemas Inc *	2,114	74,265
Carriage Services Inc	257	4,402
Cavco Industries Inc *	807	68,837
Christopher & Banks Corp *	3,418	29,942
Churchill Downs Inc	797	71,818
Chuy’s Holdings Inc *	1,523	55,285
ClubCorp Holdings Inc	2,017	37,395
Collectors Universe Inc	661	12,949
Columbia Sportswear Co	837	69,178
Conn’s Inc *	2,558	126,340
Cooper Tire & Rubber Co	574	17,220
Cooper-Standard Holding Inc *	70	4,631
Core-Mark Holding Co Inc	278	12,685
Coupons.com Inc *	1,120	29,467
Cracker Barrel Old Country Store Inc	1,642	163,494
Crocs Inc *	1,019	15,316
Crown Media Holdings Inc ‘A’ *	2,721	9,877
Culp Inc	129	2,246
Cumulus Media Inc ‘A’ *	8,461	55,758
Dana Holding Corp	7,201	175,848
Del Frisco’s Restaurant Group Inc *	2,167	59,723
Denny’s Corp *	5,481	35,736
Destination Maternity Corp	182	4,144

	Shares	Value
Destination XL Group Inc *	529	$2,915
Diamond Resorts International Inc *	3,434	79,909
DineEquity Inc	609	48,409
Dorman Products Inc *	2,476	122,116
Drew Industries Inc	2,167	108,372
Education Management Corp *	412	696
Einstein Noah Restaurant Group Inc	844	13,555
Entravision Communications Corp ‘A’	5,043	31,367
Eros International PLC * (United Kingdom)	637	9,663
Escalade Inc	187	3,018
Express Inc *	517	8,804
Famous Dave’s of America Inc *	419	12,025
Fiesta Restaurant Group Inc *	2,470	114,633
Five Below Inc *	5,008	199,869
Fox Factory Holding Corp *	1,044	18,364
Francesca’s Holdings Corp *	3,942	58,105
FTD Cos Inc *	167	5,309
G-III Apparel Group Ltd *	1,639	133,841
Genesco Inc *	189	15,523
Gentherm Inc *	3,242	144,107
Global Sources Ltd * (Bermuda)	163	1,350
Grand Canyon Education Inc *	4,287	197,073
Gray Television Inc *	4,582	60,162
Group 1 Automotive Inc	415	34,989
Helen of Troy Ltd * (Bermuda)	996	60,387
hhgregg Inc *	509	5,177
Hibbett Sports Inc *	2,389	129,412
HSN Inc	3,044	180,327
Iconix Brand Group Inc *	1,447	62,134
Ignite Restaurant Group Inc *	716	10,425
Installed Building Products Inc *	853	10,449
Interval Leisure Group Inc	2,825	61,980
iRobot Corp *	2,725	111,589
ITT Educational Services Inc *	245	4,089
Jack in the Box Inc	3,680	220,211
Jamba Inc *	1,611	19,493
JTH Holding Inc ‘A’ *	336	11,192
K12 Inc *	1,365	32,856
KB Home	5,759	107,578
Kirkland’s Inc *	780	14,469
Krispy Kreme Doughnuts Inc *	6,032	96,391
La Quinta Holdings Inc *	3,141	60,119
La-Z-Boy Inc	4,107	95,159
LGI Homes Inc *	303	5,530
Libbey Inc *	1,864	49,657
Life Time Fitness Inc *	231	11,259
LifeLock Inc *	7,436	103,807
Lithia Motors Inc ‘A’	2,104	197,923
Loral Space & Communications Inc *	1,202	87,373
Lumber Liquidators Holdings Inc *	2,535	192,533
Malibu Boats Inc ‘A’ *	644	12,944
Marine Products Corp	995	8,258
Martha Stewart Living Omnimedia Inc ‘A’ *	1,995	9,376
Mattress Firm Holding Corp *	1,377	65,752
MDC Partners Inc ‘A’ (Canada)	1,000	21,490
Modine Manufacturing Co *	1,290	20,305
Monro Muffler Brake Inc	2,898	154,145
Morgans Hotel Group Co *	1,162	9,215
Motorcar Parts of America Inc *	1,351	32,897
Movado Group Inc	764	31,836
Multimedia Games Holding Co Inc *	2,726	80,799
Nathan’s Famous Inc *	281	15,227
National CineMedia Inc	1,327	23,236
Nautilus Inc *	1,740	19,297
New York & Co Inc *	1,179	4,350
Nexstar Broadcasting Group Inc ‘A’	2,823	145,695
Noodles & Co *	1,012	34,803
Nutrisystem Inc	2,659	45,495
Orbitz Worldwide Inc *	2,171	19,322
Outerwall Inc *	1,892	112,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-53

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Overstock.com Inc *	1,106	$17,442
Oxford Industries Inc	1,331	88,738
Pacific Sunwear of California Inc *	3,662	8,716
Papa John’s International Inc	2,816	119,370
Papa Murphy’s Holdings Inc *	544	5,212
PetMed Express Inc	1,838	24,776
Pier 1 Imports Inc	8,755	134,915
Pinnacle Entertainment Inc *	4,183	105,328
Pool Corp	4,140	234,158
Popeyes Louisiana Kitchen Inc *	2,178	95,200
Potbelly Corp *	1,335	21,307
Quiksilver Inc *	7,852	28,110
Radio One Inc ‘D’ *	2,086	10,284
ReachLocal Inc *	758	5,329
Red Robin Gourmet Burgers Inc *	1,318	93,842
Remy International Inc	81	1,891
Rentrak Corp *	819	42,957
Restoration Hardware Holdings Inc *	2,872	267,240
RetailMeNot Inc *	2,843	75,652
RG Barry Corp	53	1,004
Ruth’s Hospitality Group Inc	2,101	25,947
Saga Communications Inc ‘A’	77	3,289
Scientific Games Corp ‘A’ *	3,035	33,749
Select Comfort Corp *	5,012	103,548
Sequential Brands Group Inc *	1,200	16,572
Shiloh Industries Inc *	695	12,830
Shutterfly Inc *	2,166	93,268
Sinclair Broadcast Group Inc ‘A’	6,339	220,280
Skechers U.S.A. Inc ‘A’ *	2,659	121,516
Smith & Wesson Holding Corp *	5,074	73,776
Sonic Corp *	3,530	77,942
Sotheby’s	5,628	236,320
Sportsman’s Warehouse Holdings Inc *	334	2,672
Standard Motor Products Inc	1,082	48,333
Steven Madden Ltd *	5,362	183,917
Stoneridge Inc *	2,074	22,233
Strattec Security Corp	239	15,413
Strayer Education Inc *	1,009	52,983
Sturm Ruger & Co Inc	1,795	105,923
Tenneco Inc *	5,606	368,314
Texas Roadhouse Inc	6,412	166,712
The Buckle Inc	2,597	115,203
The Cato Corp ‘A’	368	11,371
The Cheesecake Factory Inc	4,596	213,346
The Container Store Group Inc *	1,587	44,087
The Dixie Group Inc *	1,039	11,003
The Finish Line Inc ‘A’	1,076	32,000
The Men’s Wearhouse Inc	3,515	196,137
Tile Shop Holdings Inc *	2,624	40,121
Tower International Inc *	1,896	69,849
Tuesday Morning Corp *	3,235	57,648
Tumi Holdings Inc *	4,694	94,490
Turtle Beach Corp *	629	5,812
Universal Electronics Inc *	1,459	71,316
Vail Resorts Inc	3,343	258,013
ValueVision Media Inc ‘A’ *	1,282	6,397
Vera Bradley Inc *	2,014	44,046
Vince Holding Corp *	1,032	37,792
Vitacost.com Inc *	2,086	13,058
Vitamin Shoppe Inc *	1,440	61,949
Weight Watchers International Inc	2,416	48,731
William Lyon Homes ‘A’ *	207	6,301
Winmark Corp	203	14,135
Winnebago Industries Inc *	2,521	63,479
Wolverine World Wide Inc	9,348	243,609
World Wrestling Entertainment Inc ‘A’	2,778	33,142
Zoe’s Kitchen Inc *	556	19,115
Zumiez Inc *	1,522	41,992

		12,290,857

	Shares	Value
Consumer Staples - 3.5%

22nd Century Group Inc *	3,987	$12,240
Alico Inc	32	1,200
Annie’s Inc *	1,591	53,808
B&G Foods Inc	4,686	153,185
Boulder Brands Inc *	5,195	73,665
Cal-Maine Foods Inc	1,422	105,683
Calavo Growers Inc	1,235	41,780
Casey’s General Stores Inc	3,538	248,686
Central Garden & Pet Co ‘A’ *	420	3,864
Coca-Cola Bottling Co Consolidated	388	28,584
Craft Brew Alliance Inc *	813	8,992
Darling Ingredients Inc *	3,029	63,306
Diamond Foods Inc *	1,987	56,033
Fairway Group Holdings Corp *	1,826	12,143
Farmer Bros Co *	667	14,414
Harbinger Group Inc *	3,203	40,678
IGI Laboratories Inc *	2,561	13,599
Inter Parfums Inc	110	3,251
Inventure Foods Inc *	1,380	15,553
J&J Snack Foods Corp	1,359	127,909
Lancaster Colony Corp	1,060	100,870
Liberator Medical Holdings Inc	2,803	10,511
Lifeway Foods Inc *	458	6,403
Limoneira Co	1,003	22,036
Medifast Inc *	1,232	37,465
National Beverage Corp *	1,022	19,336
Natural Grocers by Vitamin Cottage Inc *	857	18,348
Oil-Dri Corp of America	78	2,384
Orchids Paper Products Co	583	18,679
PriceSmart Inc	1,715	149,274
Revlon Inc ‘A’ *	255	7,777
Sanderson Farms Inc	1,817	176,612
Seaboard Corp *	2	6,041
Susser Holdings Corp *	1,704	137,547
Synutra International Inc *	1,439	9,656
The Andersons Inc	2,404	123,998
The Boston Beer Co Inc ‘A’ *	766	171,216
The Chefs’ Warehouse Inc *	1,389	27,461
The Female Health Co	1,437	7,918
The Fresh Market Inc *	3,971	132,909
Tootsie Roll Industries Inc	1,563	46,015
TreeHouse Foods Inc *	1,753	140,363
United Natural Foods Inc *	4,561	296,921
USANA Health Sciences Inc *	599	46,806
Vector Group Ltd	3,812	78,832
WD-40 Co	1,370	103,051

		2,977,002

Energy - 5.0%

Abraxas Petroleum Corp *	7,618	47,689
Adams Resources & Energy Inc	32	2,500
Alon USA Energy Inc	799	9,940
Apco Oil & Gas International Inc * (Cayman)	108	1,558
Approach Resources Inc *	1,568	35,641
Basic Energy Services Inc *	2,947	86,111
Bonanza Creek Energy Inc *	3,029	173,229
BPZ Resources Inc *	4,736	14,587
C&J Energy Services Inc *	3,644	123,094
CARBO Ceramics Inc	1,813	279,420
Carrizo Oil & Gas Inc *	4,186	289,922
Clayton Williams Energy Inc *	539	74,042
Clean Energy Fuels Corp *	3,667	42,977
Delek US Holdings Inc	2,907	82,065
Diamondback Energy Inc *	3,498	310,622
Evolution Petroleum Corp	1,736	19,009
EXCO Resources Inc	5,498	32,383
Forest Oil Corp *	1,642	3,744
Forum Energy Technologies Inc *	2,040	74,317

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-54

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
FX Energy Inc *	5,127	$18,508
GasLog Ltd (Bermuda)	781	24,906
Gastar Exploration Inc *	4,748	41,355
Geospace Technologies Corp *	144	7,932
Glori Energy Inc *	1,082	11,751
Goodrich Petroleum Corp *	3,212	88,651
Green Plains Inc	2,923	96,079
Gulf Island Fabrication Inc	468	10,071
ION Geophysical Corp *	1,927	8,132
Isramco Inc *	82	10,424
Jones Energy Inc ‘A’ *	1,079	22,120
Kodiak Oil & Gas Corp * (Canada)	24,587	357,741
Magnum Hunter Resources Corp *	18,299	150,052
Matador Resources Co *	3,804	111,381
Matrix Service Co *	2,425	79,516
Miller Energy Resources Inc *	190	1,216
North Atlantic Drilling Ltd (Bermuda)	1,688	17,927
Pacific Ethanol Inc *	133	2,034
Panhandle Oil & Gas Inc ‘A’	622	34,851
Parsley Energy Inc ‘A’ *	4,615	111,083
PDC Energy Inc *	230	14,525
PetroQuest Energy Inc *	4,845	36,434
PHI Inc *	55	2,451
Pioneer Energy Services Corp *	4,155	72,879
Profire Energy Inc *	1,200	5,412
Quicksilver Resources Inc *	1,830	4,886
REX American Resources Corp *	465	34,089
Rex Energy Corp *	4,419	78,260
RigNet Inc *	1,075	57,856
Ring Energy Inc *	1,722	30,049
Rosetta Resources Inc *	729	39,986
RSP Permian Inc *	549	17,810
Sanchez Energy Corp *	2,543	95,591
SemGroup Corp ‘A’	3,946	311,142
Solazyme Inc *	7,072	83,308
Synergy Resources Corp *	6,120	81,090
Tesco Corp (Canada)	272	5,804
TransAtlantic Petroleum Ltd * (Bermuda)	1,035	11,789
Triangle Petroleum Corp *	3,942	46,319
Vertex Energy Inc *	1,118	10,856
W&T Offshore Inc	1,266	20,724
Western Refining Inc	4,946	185,722
Willbros Group Inc *	3,698	45,670

		4,201,232

Financials - 7.2%

Alexander’s Inc REIT	179	66,135
Altisource Asset Management Corp *	105	75,921
Altisource Portfolio Solutions SA * (Luxembourg)	1,344	153,996
American Assets Trust Inc REIT	624	21,559
AmTrust Financial Services Inc	1,984	82,951
Atlas Financial Holdings Inc * (Cayman)	962	14,584
Aviv REIT Inc	184	5,183
Bank of the Ozarks Inc	7,316	244,720
BGC Partners Inc ‘A’	4,356	32,409
BofI Holding Inc *	1,317	96,760
Cardinal Financial Corp	146	2,695
CareTrust REIT Inc *	1,761	34,868
Cohen & Steers Inc	1,781	77,260
CommunityOne Bancorp *	90	873
Consolidated-Tomoka Land Co	105	4,819
CoreSite Realty Corp REIT	1,989	65,776
Crawford & Co ‘B’	715	7,207
Credit Acceptance Corp *	650	80,015
Diamond Hill Investment Group Inc	257	32,824
DuPont Fabros Technology Inc REIT	1,935	52,168
Eagle Bancorp Inc *	1,544	52,110
EastGroup Properties Inc REIT	2,633	169,118
eHealth Inc *	1,752	66,523

	Shares	Value
Empire State Realty Trust Inc ‘A’ REIT	8,563	$141,289
Employers Holdings Inc	1,696	35,921
Encore Capital Group Inc *	1,630	74,035
Essent Group Ltd * (Bermuda)	3,856	77,467
Evercore Partners Inc ‘A’	3,054	176,033
Federated National Holding Co	917	23,383
Financial Engines Inc	4,746	214,899
First Cash Financial Services Inc *	2,668	153,650
First Financial Bankshares Inc	3,225	101,168
Forestar Group Inc *	290	5,536
GAMCO Investors Inc ‘A’	592	49,166
Glimcher Realty Trust REIT	11,467	124,188
Greenhill & Co Inc	2,629	129,478
HCI Group Inc	596	24,198
Heritage Insurance Holdings Inc *	683	10,388
HFF Inc ‘A’	3,019	112,277
Home BancShares Inc	4,005	131,444
Independent Bank Group Inc	350	19,484
Infinity Property & Casualty Corp	375	25,211
INTL. FCStone Inc *	352	7,012
Investors Bancorp Inc	4,019	44,408
Kearny Financial Corp *	152	2,301
Kennedy-Wilson Holdings Inc	507	13,598
Ladenburg Thalmann Financial Services Inc *	9,017	28,404
Maiden Holdings Ltd (Bermuda)	488	5,900
Marcus & Millichap Inc *	755	19,260
MarketAxess Holdings Inc	3,461	187,102
Meridian Interstate Bancorp Inc *	763	19,594
MGIC Investment Corp *	13,029	120,388
Moelis & Co *	84	2,823
National Health Investors Inc REIT	3,061	191,496
National Interstate Corp	125	3,502
Portfolio Recovery Associates Inc *	4,613	274,612
Potlatch Corp REIT	3,767	155,954
PS Business Parks Inc REIT	904	75,475
Pzena Investment Management Inc ‘A’	1,105	12,332
QTS Realty Trust Inc ‘A’ REIT	1,133	32,438
Radian Group Inc	3,578	52,990
RCS Capital Corp ‘A’	383	8,131
Ryman Hospitality Properties Inc REIT	2,088	100,537
Sabra Health Care REIT Inc	4,136	118,745
Saul Centers Inc REIT	784	38,102
ServisFirst Bancshares Inc *	12	1,037
Silvercrest Asset Management Group Inc ‘A’	505	8,691
Sovran Self Storage Inc REIT	2,636	203,631
Square 1 Financial Inc ‘A’ *	171	3,251
Stonegate Mortgage Corp *	197	2,748
Strategic Hotels & Resorts Inc REIT *	17,495	204,866
Sun Communities Inc REIT	3,804	189,591
Tejon Ranch Co *	92	2,961
Texas Capital Bancshares Inc *	1,407	75,908
The St Joe Co *	5,410	137,576
Tree.com Inc *	262	7,635
UMH Properties Inc REIT	301	3,019
United Financial Bancorp Inc	798	10,813
United Insurance Holdings Corp	1,352	23,336
Universal Health Realty Income Trust REIT	852	37,045
Universal Insurance Holdings Inc	2,749	35,655
Urstadt Biddle Properties Inc ‘A’ REIT	1,301	27,165
ViewPoint Financial Group Inc	401	10,791
Virtus Investment Partners Inc *	652	138,061
Western Alliance Bancorp *	3,714	88,393
Westwood Holdings Group Inc	673	40,407
WisdomTree Investments Inc *	9,965	123,167
World Acceptance Corp *	785	59,629

		6,020,169

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-55

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Health Care - 20.9%

Abaxis Inc	2,064	$91,456
ABIOMED Inc *	3,679	92,490
Acadia Healthcare Co Inc *	3,348	152,334
ACADIA Pharmaceuticals Inc *	6,678	150,856
Accelerate Diagnostics Inc *	2,079	54,054
Acceleron Pharma Inc *	1,510	51,295
Accuray Inc *	7,053	62,066
AcelRx Pharmaceuticals Inc *	2,320	23,780
Achaogen Inc *	617	8,613
Achillion Pharmaceuticals Inc *	1,843	13,952
Acorda Therapeutics Inc *	3,839	129,413
Actinium Pharmaceuticals Inc *	1,762	12,722
Adamas Pharmaceuticals Inc *	292	5,338
Addus HomeCare Corp *	42	944
Aegerion Pharmaceuticals Inc *	2,731	87,638
Aerie Pharmaceuticals Inc *	937	23,209
Affymetrix Inc *	1,610	14,345
Agenus Inc *	4,401	14,171
Agios Pharmaceuticals Inc *	1,250	57,275
Air Methods Corp *	3,610	186,457
Akebia Therapeutics Inc *	737	20,481
Akorn Inc *	5,720	190,190
Alder Biopharmaceuticals Inc *	715	14,350
Alimera Sciences Inc *	2,352	14,065
Alliance HealthCare Services Inc *	138	3,726
AMAG Pharmaceuticals Inc *	1,340	27,765
Ampio Pharmaceuticals Inc *	3,791	31,655
Amsurg Corp *	642	29,256
Anacor Pharmaceuticals Inc *	1,083	19,202
ANI Pharmaceuticals Inc *	614	21,146
Anika Therapeutics Inc *	1,320	61,156
Antares Pharma Inc *	10,959	29,261
Applied Genetic Technologies Corp *	435	10,049
Aratana Therapeutics Inc *	2,248	35,091
Arena Pharmaceuticals Inc *	20,221	118,495
ARIAD Pharmaceuticals Inc *	15,270	97,270
Array BioPharma Inc *	9,381	42,777
Arrowhead Research Corp *	4,773	68,302
AtriCure Inc *	1,823	33,507
Atrion Corp	136	44,336
Auspex Pharmaceuticals Inc *	768	17,103
Auxilium Pharmaceuticals Inc *	4,641	93,098
AVANIR Pharmaceuticals Inc ‘A’ *	14,722	83,032
Bio-Path Holdings Inc *	6,900	21,045
Bio-Reference Labs Inc *	2,117	63,976
BioCryst Pharmaceuticals Inc *	5,116	65,229
BioDelivery Sciences International Inc *	3,852	46,494
BioSpecifics Technologies Corp *	320	8,627
BioTelemetry Inc *	1,391	9,973
BioTime Inc *	4,952	15,104
Bluebird Bio Inc *	1,757	67,767
Cambrex Corp *	2,818	58,333
Cantel Medical Corp	3,103	113,632
Capital Senior Living Corp *	2,690	64,130
Cara Therapeutics Inc *	486	8,272
Cardiovascular Systems Inc *	2,532	78,897
Castlight Health Inc ‘B’ *	1,030	15,656
Celldex Therapeutics Inc *	7,472	121,943
Cellular Dynamics International Inc *	806	11,743
Cempra Inc *	2,135	22,909
Cepheid *	6,411	307,343
Cerus Corp *	6,606	27,415
Chemed Corp	1,617	151,545
Chimerix Inc *	2,489	54,609
Chindex International Inc *	1,144	27,101
Clovis Oncology Inc *	2,271	94,042
Computer Programs & Systems Inc	1,023	65,063
Corcept Therapeutics Inc *	4,990	13,972

	Shares	Value
CorVel Corp *	996	$44,999
CTI BioPharma Corp *	12,480	35,069
Cyberonics Inc *	2,461	153,714
Cynosure Inc ‘A’ *	735	15,619
Cytori Therapeutics Inc *	4,345	10,385
CytRx Corp *	1,439	6,015
Dendreon Corp *	14,933	34,346
Depomed Inc *	5,341	74,240
DexCom Inc *	6,887	273,138
Dicerna Pharmaceuticals Inc *	340	7,674
Durata Therapeutics Inc *	1,391	23,689
Dyax Corp *	12,483	119,837
Egalet Corp *	377	4,946
Eleven Biotherapeutics Inc *	456	6,010
Emergent Biosolutions Inc *	345	7,749
Emeritus Corp *	3,473	109,920
Enanta Pharmaceuticals Inc *	947	40,787
Endocyte Inc *	3,557	23,441
Endologix Inc *	5,903	89,785
Enzo Biochem Inc *	3,033	15,923
Epizyme Inc *	1,180	36,722
Esperion Therapeutics Inc *	406	6,431
Exact Sciences Corp *	7,623	129,820
ExamWorks Group Inc *	3,204	101,663
Exelixis Inc *	18,004	61,034
Five Prime Therapeutics Inc *	1,601	24,896
Flexion Therapeutics Inc *	442	5,958
Fluidigm Corp *	2,584	75,970
Foundation Medicine Inc *	1,285	34,644
Furiex Pharmaceuticals Inc *	651	69,123
Galectin Therapeutics Inc *	1,686	23,284
Galena Biopharma Inc *	10,917	33,406
GenMark Diagnostics Inc *	3,822	51,712
Genocea Biosciences Inc *	352	6,600
Genomic Health Inc *	1,550	42,470
Gentiva Health Services Inc *	2,925	44,051
Globus Medical Inc ‘A’ *	6,039	144,453
Haemonetics Corp *	436	15,382
Halozyme Therapeutics Inc *	9,548	94,334
HealthSouth Corp	6,189	221,999
HealthStream Inc *	1,956	47,531
Healthways Inc *	1,542	27,047
HeartWare International Inc *	1,560	138,060
Heron Therapeutics Inc *	1,731	21,326
HMS Holdings Corp *	8,136	166,056
Horizon Pharma Inc *	5,972	94,477
Hyperion Therapeutics Inc *	1,008	26,309
Idenix Pharmaceuticals Inc *	8,904	214,586
Idera Pharmaceuticals Inc *	4,912	14,245
ImmunoGen Inc *	7,924	93,899
Immunomedics Inc *	7,171	26,174
Impax Laboratories Inc *	1,239	37,158
Infinity Pharmaceuticals Inc *	4,483	57,113
Inogen Inc *	458	10,332
Inovio Pharmaceuticals Inc *	4,936	53,358
Insmed Inc *	3,619	72,308
Insulet Corp *	5,099	202,277
Insys Therapeutics Inc *	926	28,919
Integra LifeSciences Holdings Corp *	935	44,001
InterMune Inc *	8,162	360,352
Intra-Cellular Therapies Inc *	1,583	26,689
Intrexon Corp *	3,284	82,527
IPC The Hospitalist Co Inc *	917	40,550
Ironwood Pharmaceuticals Inc *	11,012	168,814
Isis Pharmaceuticals Inc *	10,825	372,921
K2M Group Holdings Inc *	782	11,636
Karyopharm Therapeutics Inc *	1,136	52,881
Keryx Biopharmaceuticals Inc *	8,421	129,515
Kindred Biosciences Inc *	991	18,472
KYTHERA Biopharmaceuticals Inc *	1,596	61,239

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-56

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Landauer Inc	874	$36,708
Lannett Co Inc *	2,362	117,202
LDR Holding Corp *	1,524	38,115
Lexicon Pharmaceuticals Inc *	19,085	30,727
Ligand Pharmaceuticals Inc *	1,898	118,226
Luminex Corp *	3,447	59,116
MacroGenics Inc *	1,841	40,005
MannKind Corp *	21,010	230,900
Masimo Corp *	4,459	105,232
MedAssets Inc *	5,340	121,966
Medidata Solutions Inc *	4,985	213,408
Merge Healthcare Inc *	6,882	15,622
Meridian Bioscience Inc	3,822	78,886
Merrimack Pharmaceuticals Inc *	8,546	62,300
MiMedx Group Inc *	8,552	60,634
Mirati Therapeutics Inc *	636	12,720
Molina Healthcare Inc *	2,799	124,919
Momenta Pharmaceuticals Inc *	4,442	53,659
MWI Veterinary Supply Inc *	1,181	167,690
NanoString Technologies Inc *	894	13,365
NanoViricides Inc *	3,570	14,994
National Research Corp ‘A’ *	792	11,080
National Research Corp ‘B’ *	93	3,631
Natus Medical Inc *	2,954	74,264
Navidea Biopharmaceuticals Inc *	11,290	16,709
Nektar Therapeutics *	6,603	84,650
Neogen Corp *	3,368	136,303
NeoStem Inc *	958	6,246
Neuralstem Inc *	6,390	26,966
Neurocrine Biosciences Inc *	6,966	103,375
NewLink Genetics Corp *	1,817	48,241
Northwest Biotherapeutics Inc *	3,334	22,371
Novavax Inc *	19,236	88,870
NPS Pharmaceuticals Inc *	9,107	300,986
NuVasive Inc *	3,585	127,518
NxStage Medical Inc *	5,654	81,248
Ohr Pharmaceutical Inc *	1,876	17,841
Omeros Corp *	2,909	50,617
Omnicell Inc *	3,350	96,179
OncoMed Pharmaceuticals Inc *	1,171	27,284
Oncothyreon Inc *	6,290	20,380
Ophthotech Corp *	1,271	53,776
OPKO Health Inc *	18,115	160,137
OraSure Technologies Inc *	311	2,678
Orexigen Therapeutics Inc *	10,759	66,491
Organovo Holdings Inc *	5,783	48,288
Osiris Therapeutics Inc *	1,562	24,398
Oxford Immunotec Global PLC * (United Kingdom)	1,216	20,465
Pacific Biosciences of California Inc *	5,300	32,754
Pacira Pharmaceuticals Inc *	3,274	300,750
Pain Therapeutics Inc *	3,544	20,378
PAREXEL International Corp *	5,250	277,410
PDL BioPharma Inc	14,881	144,048
Peregrine Pharmaceuticals Inc *	15,307	28,777
Pernix Therapeutics Holdings Inc *	3,094	27,784
Phibro Animal Health Corp ‘A’ *	1,380	30,291
Portola Pharmaceuticals Inc *	3,366	98,220
Pozen Inc *	2,541	21,167
Prestige Brands Holdings Inc *	4,781	162,028
Progenics Pharmaceuticals Inc *	1,511	6,512
Prothena Corp PLC * (Ireland)	513	11,568
PTC Therapeutics Inc *	1,775	46,399
Puma Biotechnology Inc *	2,133	140,778
Quality Systems Inc	4,610	73,991
Quidel Corp *	2,621	57,950
RadNet Inc *	2,924	19,386
Raptor Pharmaceutical Corp *	5,732	66,205
Receptos Inc *	1,418	60,407
Regado Biosciences Inc *	1,365	9,268

	Shares	Value
Regulus Therapeutics Inc *	1,220	$9,809
Relypsa Inc *	1,555	37,818
Repligen Corp *	2,931	66,797
Repros Therapeutics Inc *	2,141	37,039
Retrophin Inc *	1,907	22,388
Revance Therapeutics Inc *	391	13,294
Rockwell Medical Inc *	472	5,659
Sagent Pharmaceuticals Inc *	1,619	41,867
Sangamo BioSciences Inc *	6,254	95,499
Sarepta Therapeutics Inc *	3,751	111,742
SciClone Pharmaceuticals Inc *	2,878	15,138
Select Medical Holdings Corp	6,792	105,955
Sequenom Inc *	10,802	41,804
Skilled Healthcare Group Inc ‘A’ *	1,039	6,535
Spectrum Pharmaceuticals Inc *	1,518	12,341
STAAR Surgical Co *	3,513	59,018
Stemline Therapeutics Inc *	1,035	15,183
STERIS Corp	5,436	290,717
Sucampo Pharmaceuticals Inc ‘A’ *	1,713	11,820
Sunesis Pharmaceuticals Inc *	4,585	29,894
Supernus Pharmaceuticals Inc *	2,711	29,685
Surgical Care Affiliates Inc *	1,099	31,959
SurModics Inc *	218	4,670
Synageva BioPharma Corp *	1,959	205,303
Synergy Pharmaceuticals Inc *	8,663	35,258
Synta Pharmaceuticals Corp *	5,433	22,221
Tandem Diabetes Care Inc *	749	12,179
Team Health Holdings Inc *	6,494	324,310
TESARO Inc *	1,775	55,220
Tetraphase Pharmaceuticals Inc *	2,043	27,560
TG Therapeutics Inc *	2,207	20,724
The Ensign Group Inc	1,703	52,929
The Medicines Co *	5,446	158,261
The Providence Service Corp *	1,061	38,822
The Spectranetics Corp *	3,829	87,608
TherapeuticsMD Inc *	9,251	40,889
Theravance Biopharma Inc * (Cayman)	2,046	65,226
Theravance Inc *	7,169	213,493
Thoratec Corp *	5,233	182,422
Threshold Pharmaceuticals Inc *	4,604	18,232
TransEnterix Inc *	237	1,194
TriVascular Technologies Inc *	666	10,370
Ultragenyx Pharmaceutical Inc *	618	27,742
Unilife Corp *	7,704	22,804
US Physical Therapy Inc	1,120	38,293
Utah Medical Products Inc	331	17,027
Vanda Pharmaceuticals Inc *	3,137	50,757
Vascular Solutions Inc *	1,582	35,105
Veracyte Inc *	577	9,878
Verastem Inc *	248	2,247
Versartis Inc *	656	18,394
Vital Therapies Inc *	464	12,639
VIVUS Inc *	8,372	44,539
Vocera Communications Inc *	2,110	27,852
Volcano Corp *	4,735	83,383
WellCare Health Plans Inc *	295	22,025
West Pharmaceutical Services Inc	6,492	273,833
Wright Medical Group Inc *	2,135	67,039
Xencor Inc *	1,396	16,222
XenoPort Inc *	671	3,241
XOMA Corp *	6,446	29,587
Zeltiq Aesthetics Inc *	2,664	40,466
ZIOPHARM Oncology Inc *	7,374	29,717
Zogenix Inc *	11,498	23,111

		17,532,761

Industrials - 14.2%

AAON Inc	2,578	86,415
Accuride Corp *	3,210	15,697
Aceto Corp	396	7,183

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-57

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Aegion Corp *	321	$7,470
Aerovironment Inc *	961	30,560
Aircastle Ltd (Bermuda)	1,815	32,253
Albany International Corp ‘A’	293	11,122
Allegiant Travel Co	1,265	148,979
Altra Industrial Motion Corp	2,492	90,684
American Railcar Industries Inc	819	55,504
American Science & Engineering Inc	85	5,915
American Woodmark Corp *	1,143	36,427
Apogee Enterprises Inc	1,579	55,044
Applied Industrial Technologies Inc	1,398	70,921
ARC Document Solutions Inc *	3,833	22,461
ARC Group Worldwide Inc *	279	4,241
ArcBest Corp	2,198	95,635
Argan Inc	435	16,221
Astronics Corp *	1,443	81,457
AZZ Inc	2,363	108,887
Barrett Business Services Inc	665	31,255
Beacon Roofing Supply Inc *	993	32,888
Blount International Inc *	4,603	64,948
Builders FirstSource Inc *	4,212	31,506
Capstone Turbine Corp *	30,486	46,034
Casella Waste Systems Inc ‘A’ *	3,208	16,072
Celadon Group Inc	105	2,239
Cenveo Inc *	1,999	7,416
Chart Industries Inc *	2,815	232,913
CIRCOR International Inc	1,461	112,687
CLARCOR Inc	4,372	270,408
Columbus McKinnon Corp	214	5,789
Comfort Systems USA Inc	651	10,286
Commercial Vehicle Group Inc *	2,476	24,859
Continental Building Products Inc *	1,121	17,263
Corporate Resource Services Inc *	1,551	4,622
Cubic Corp	122	5,430
Curtiss-Wright Corp	1,151	75,460
Deluxe Corp	2,375	139,128
Douglas Dynamics Inc	1,790	31,540
Ducommun Inc *	424	11,079
DXP Enterprises Inc *	1,196	90,346
Dycom Industries Inc *	2,789	87,324
Dynamic Materials Corp	69	1,527
Echo Global Logistics Inc *	2,211	42,385
Encore Wire Corp	1,443	70,765
Energy Recovery Inc *	1,152	5,668
EnerSys	1,036	71,266
Enphase Energy Inc *	1,639	14,013
EnPro Industries Inc *	2,092	153,051
Exponent Inc	1,219	90,340
Forward Air Corp	2,853	136,516
Franklin Covey Co *	552	11,112
Franklin Electric Co Inc	4,053	163,457
FuelCell Energy Inc *	20,470	49,128
Furmanite Corp *	3,464	40,321
GenCorp Inc *	5,543	105,871
Generac Holdings Inc *	6,343	309,158
General Finance Corp *	984	9,348
Global Brass & Copper Holdings Inc	1,787	30,200
GP Strategies Corp *	963	24,922
Graham Corp	942	32,791
Great Lakes Dredge & Dock Co *	404	3,228
Griffon Corp	742	9,201
H&E Equipment Services Inc *	2,882	104,732
Harsco Corp	7,429	197,834
Hawaiian Holdings Inc *	4,178	57,280
Healthcare Services Group Inc	6,429	189,270
Heartland Express Inc	4,986	106,401
HEICO Corp	6,127	318,236
Heritage-Crystal Clean Inc *	760	14,919
Herman Miller Inc	5,437	164,415
Hill International Inc *	1,882	11,725

	Shares	Value
Hillenbrand Inc	5,784	$188,674
HNI Corp	3,824	149,557
Hub Group Inc ‘A’ *	3,378	170,251
Huron Consulting Group Inc *	235	16,643
Hyster-Yale Materials Handling Inc	945	83,670
InnerWorkings Inc *	250	2,125
Insperity Inc	2,081	68,673
Insteel Industries Inc	1,531	30,084
Interface Inc	6,112	115,150
JetBlue Airways Corp *	3,286	35,653
John Bean Technologies Corp	2,686	83,239
Kadant Inc	133	5,114
Kaman Corp	1,297	55,421
Kforce Inc	2,503	54,190
Knight Transportation Inc	5,490	130,497
Knoll Inc	4,447	77,067
Korn/Ferry International *	2,348	68,961
Lindsay Corp	1,006	84,977
Lydall Inc *	1,346	36,840
Manitex International Inc *	1,251	20,316
Marten Transport Ltd	867	19,377
Masonite International Corp * (Canada)	366	20,591
MasTec Inc *	5,725	176,445
Matson Inc	1,384	37,147
Meritor Inc *	4,764	62,123
Miller Industries Inc	51	1,050
Mistras Group Inc *	1,517	37,197
Mobile Mini Inc	326	15,612
Moog Inc ‘A’ *	308	22,450
MSA Safety Inc	2,713	155,943
Mueller Industries Inc	3,403	100,082
Mueller Water Products Inc ‘A’	14,697	126,982
Multi-Color Corp	534	21,365
NCI Building Systems Inc *	2,581	50,149
NN Inc	1,511	38,651
Norcraft Cos Inc *	664	9,502
Nortek Inc *	836	75,039
Omega Flex Inc	241	4,728
On Assignment Inc *	5,002	177,921
PAM Transportation Services Inc *	57	1,594
Park-Ohio Holdings Corp	808	46,953
Patrick Industries Inc *	731	34,057
Paylocity Holding Corp *	234	5,061
Performant Financial Corp *	2,648	26,745
PGT Inc *	4,375	37,056
Ply Gem Holdings Inc *	1,746	17,635
Polypore International Inc *	4,155	198,318
Power Solutions International Inc *	417	30,011
Preformed Line Products Co	19	1,023
Primoris Services Corp	3,487	100,565
Proto Labs Inc *	2,085	170,803
Quality Distribution Inc *	610	9,065
Quanex Building Products Corp	220	3,931
Quest Resource Holding Corp *	1,300	6,773
Raven Industries Inc	3,344	110,820
RBC Bearings Inc	2,132	136,555
Revolution Lighting Technologies Inc *	2,777	6,387
Rexnord Corp *	6,936	195,248
Roadrunner Transportation Systems Inc *	951	26,723
RPX Corp *	626	11,112
Rush Enterprises Inc ‘A’ *	2,643	91,633
Saia Inc *	2,269	99,677
SIFCO Industries Inc	47	1,466
Simpson Manufacturing Co Inc	270	9,817
SP Plus Corp *	1,328	28,406
Sparton Corp *	940	26,076
Standex International Corp	843	62,787
Steelcase Inc ‘A’	7,596	114,927
Sterling Construction Co Inc *	99	929
Stock Building Supply Holdings Inc *	1,351	26,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-58

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Sun Hydraulics Corp	2,045	$83,027
Swift Transportation Co *	7,878	198,762
TAL International Group Inc *	1,107	49,107
Taser International Inc *	4,984	66,287
Team Inc *	1,877	76,995
Teledyne Technologies Inc *	792	76,959
Tennant Co	1,694	129,286
Tetra Tech Inc	391	10,753
Textainer Group Holdings Ltd (Bermuda)	503	19,426
The Advisory Board Co *	3,390	175,602
The Corporate Executive Board Co	3,137	214,006
The ExOne Co *	927	36,728
The Gorman-Rupp Co	1,718	60,766
The Greenbrier Cos Inc *	2,552	146,995
Thermon Group Holdings Inc *	2,937	77,302
Titan Machinery Inc *	259	4,263
Trex Co Inc *	3,108	89,573
TriMas Corp *	3,682	140,395
TriNet Group Inc *	477	11,481
TrueBlue Inc *	3,812	105,097
Twin Disc Inc	558	18,442
Universal Truckload Services Inc	383	9,713
US Ecology Inc	1,973	96,578
Vicor Corp *	219	1,835
Wabash National Corp *	6,355	90,559
WageWorks Inc *	3,232	155,815
Watsco Inc	2,375	244,055
Watts Water Technologies Inc ‘A’	171	10,556
Werner Enterprises Inc	822	21,791
Wesco Aircraft Holdings Inc *	792	15,808
West Corp	1,869	50,089
Woodward Inc	4,072	204,333
Xerium Technologies Inc *	1,014	14,155
XPO Logistics Inc *	973	27,847
YRC Worldwide Inc *	486	13,661

		11,889,959

Information Technology - 24.6%

A10 Networks Inc *	1,127	14,989
ACI Worldwide Inc *	3,491	194,903
ADTRAN Inc	2,684	60,551
Advanced Energy Industries Inc *	3,458	66,567
Advent Software Inc	4,742	154,447
Aeroflex Holding Corp *	1,867	19,604
Aerohive Networks Inc *	397	3,263
Alliance Fiber Optic Products Inc	1,184	21,430
Ambarella Inc * (Cayman)	2,660	82,939
Amber Road Inc *	789	12,727
American Software Inc ‘A’	2,257	22,299
Amkor Technology Inc *	4,092	45,749
Angie’s List Inc *	4,045	48,297
Anixter International Inc	1,116	111,678
Applied Micro Circuits Corp *	7,170	77,508
Applied Optoelectronics Inc *	1,374	31,877
Aruba Networks Inc *	9,838	172,362
Aspen Technology Inc *	8,466	392,822
AVG Technologies NV * (Netherlands)	3,230	65,020
Badger Meter Inc	1,329	69,972
Bankrate Inc *	559	9,805
Barracuda Networks Inc *	742	23,017
Bazaarvoice Inc *	1,915	15,109
Belden Inc	4,015	313,812
Benefitfocus Inc *	460	21,261
Blackbaud Inc	4,256	152,109
Blackhawk Network Holdings Inc *	4,871	137,460
Borderfree Inc *	488	8,086
Bottomline Technologies de Inc *	3,044	91,076
Brightcove Inc *	2,971	31,314
BroadSoft Inc *	2,646	69,828
Brooks Automation Inc	409	4,405

	Shares	Value
Cabot Microelectronics Corp *	1,852	$82,692
CalAmp Corp *	3,314	71,781
Callidus Software Inc *	4,223	50,423
Carbonite Inc *	1,571	18,805
Cardtronics Inc *	4,125	140,580
Care.com Inc *	603	7,634
Cascade Microtech Inc *	77	1,052
Cass Information Systems Inc	1,083	53,587
Cavium Inc *	4,866	241,646
ChannelAdvisor Corp *	1,914	50,453
Ciena Corp *	9,716	210,449
Cinedigm Corp ‘A’ *	1,579	3,932
Cirrus Logic Inc *	1,717	39,045
Clearfield Inc *	1,019	17,109
Cognex Corp *	7,980	306,432
Coherent Inc *	162	10,720
CommVault Systems Inc *	4,354	214,086
comScore Inc *	3,172	112,543
Comverse Inc *	2,081	55,521
Constant Contact Inc *	2,891	92,830
Control4 Corp *	1,076	21,047
Conversant Inc *	6,173	156,794
Cornerstone OnDemand Inc *	4,895	225,268
Covisint Corp *	81	394
Cray Inc *	3,741	99,511
CSG Systems International Inc	1,350	35,249
CUI Global Inc *	1,205	10,122
Cvent Inc *	1,653	48,086
Cyan Inc *	2,443	9,845
Cypress Semiconductor Corp *	14,562	158,871
Daktronics Inc	2,534	30,205
Dealertrack Technologies Inc *	4,135	187,481
Demandware Inc *	2,764	191,739
Dice Holdings Inc *	1,164	8,858
Digimarc Corp	600	19,560
Diodes Inc *	2,291	66,347
Dot Hill Systems Corp *	5,590	26,273
DTS Inc *	445	8,192
E2open Inc *	2,169	44,833
Electro Rent Corp	140	2,342
Electronics For Imaging Inc *	4,282	193,546
Ellie Mae Inc *	2,593	80,720
Endurance International Group Holdings Inc *	2,781	42,521
EnerNOC Inc *	621	11,768
Entegris Inc *	7,093	97,493
Entropic Communications Inc *	554	1,845
Envestnet Inc *	3,131	153,169
EPAM Systems Inc *	3,279	143,456
Epiq Systems Inc	143	2,009
ePlus Inc *	25	1,455
Euronet Worldwide Inc *	4,708	227,114
EVERTEC Inc	6,052	146,700
Everyday Health Inc *	677	12,511
Exar Corp *	539	6,091
ExlService Holdings Inc *	1,320	38,874
Extreme Networks Inc *	6,153	27,319
Fair Isaac Corp	3,178	202,629
FARO Technologies Inc *	1,380	67,786
FEI Co	3,885	352,486
Finisar Corp *	8,374	165,386
Five9 Inc *	1,003	7,222
FleetMatics Group PLC * (Ireland)	3,439	111,217
Forrester Research Inc	1,032	39,092
Gigamon Inc *	2,255	43,161
Global Eagle Entertainment Inc *	2,651	32,872
Glu Mobile Inc *	7,559	37,795
Gogo Inc *	5,156	100,851
GrubHub Inc *	825	29,213
GT Advanced Technologies Inc *	12,564	233,690

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-59

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
GTT Communications Inc *	1,259	$12,854
Guidance Software Inc *	1,638	14,939
Guidewire Software Inc *	6,265	254,735
Harmonic Inc *	1,138	8,489
Heartland Payment Systems Inc	3,332	137,312
Higher One Holdings Inc *	1,525	5,810
Hittite Microwave Corp	2,880	224,496
iGATE Corp *	3,405	123,908
Immersion Corp *	2,633	33,492
Imperva Inc *	2,064	54,036
Infinera Corp *	9,597	88,292
Infoblox Inc *	4,351	57,216
Information Services Group Inc *	3,115	14,983
Inphi Corp *	2,890	42,425
Integrated Device Technology Inc *	9,022	139,480
Interactive Intelligence Group Inc *	1,546	86,777
InterDigital Inc	3,729	178,246
InvenSense Inc *	6,572	149,119
Ixia *	629	7,189
j2 Global Inc	4,362	221,851
Jive Software Inc *	3,980	33,870
Kofax Ltd * (Bermuda)	6,829	58,729
KVH Industries Inc *	1,105	14,398
Lattice Semiconductor Corp *	10,828	89,331
Lionbridge Technologies Inc *	6,047	35,919
Littelfuse Inc	1,769	164,429
LivePerson Inc *	4,976	50,506
LogMeIn Inc *	2,232	104,056
Luxoft Holding Inc * (United Kingdom)	736	26,540
M/A-COM Technology Solutions Holdings Inc *	1,121	25,200
Manhattan Associates Inc *	6,962	239,702
Marchex Inc ‘B’	3,057	36,745
Marin Software Inc *	2,437	28,683
Marketo Inc *	2,362	68,687
Mavenir Systems Inc *	867	13,135
MAXIMUS Inc	6,266	269,563
MaxLinear Inc ‘A’ *	2,597	26,152
Maxwell Technologies Inc *	2,784	42,122
Measurement Specialties Inc *	1,466	126,179
Mesa Laboratories Inc	252	21,158
Methode Electronics Inc	3,486	133,200
Micrel Inc	4,103	46,282
Microsemi Corp *	5,925	158,553
MicroStrategy Inc ‘A’ *	833	117,136
Model N Inc *	1,304	14,409
Monolithic Power Systems Inc	3,543	150,046
Monotype Imaging Holdings Inc	3,625	102,116
Move Inc *	3,649	53,969
MTS Systems Corp	1,387	93,983
Nanometrics Inc *	1,200	21,900
NetScout Systems Inc *	3,348	148,450
NeuStar Inc ‘A’ *	1,880	48,918
Newport Corp *	3,269	60,477
NIC Inc	5,967	94,577
Nimble Storage Inc *	866	26,604
Numerex Corp ‘A’ *	1,063	12,214
NVE Corp *	191	10,618
OpenTable Inc *	2,167	224,501
OPOWER Inc *	634	11,951
OSI Systems Inc *	421	28,102
Park City Group Inc *	853	9,289
ParkerVision Inc *	8,672	12,835
PDF Solutions Inc *	2,807	59,565
Pegasystems Inc	3,268	69,020
Perficient Inc *	2,055	40,011
Plantronics Inc	3,452	165,869
Plexus Corp *	1,077	46,623
PLX Technology Inc *	3,666	23,719
PMC-Sierra Inc *	5,051	38,438

	Shares	Value
Polycom Inc *	5,827	$73,012
Power Integrations Inc	2,797	160,939
Procera Networks Inc *	278	2,805
Proofpoint Inc *	3,406	127,589
PROS Holdings Inc *	2,178	57,586
Q2 Holdings Inc *	880	12,549
QAD Inc ‘A’	484	10,319
Qlik Technologies Inc *	8,282	187,339
Qualys Inc *	1,834	47,079
Quantum Corp *	8,954	10,924
QuickLogic Corp *	4,848	25,064
Rally Software Development Corp *	2,323	25,297
Rambus Inc *	10,466	149,664
RealD Inc *	3,745	47,786
RealPage Inc *	4,777	107,387
Reis Inc	72	1,518
RF Micro Devices Inc *	26,356	252,754
Rocket Fuel Inc *	1,697	52,760
Rogers Corp *	476	31,583
Rubicon Technology Inc *	247	2,161
Ruckus Wireless Inc *	6,029	71,805
Rudolph Technologies Inc *	381	3,764
Sapiens International Corp NV * (Netherlands)	332	2,656
Sapient Corp *	10,536	171,210
Science Applications International Corp	3,897	172,092
SciQuest Inc *	2,545	45,021
Semtech Corp *	6,202	162,182
ShoreTel Inc *	5,758	37,542
Shutterstock Inc *	1,405	116,587
Silicon Graphics International Corp *	3,217	30,948
Silicon Image Inc *	3,674	18,517
Silicon Laboratories Inc *	2,750	135,437
Silver Spring Networks Inc *	3,066	40,870
Sonus Networks Inc *	22,614	81,184
Spansion Inc ‘A’ *	5,569	117,339
Speed Commerce Inc *	3,428	12,821
SPS Commerce Inc *	1,507	95,227
SS&C Technologies Holdings Inc *	6,265	277,038
Stamps.com Inc *	1,196	40,293
Super Micro Computer Inc *	3,169	80,081
Sykes Enterprises Inc *	387	8,410
Synaptics Inc *	3,320	300,925
Synchronoss Technologies Inc *	3,255	113,795
SYNNEX Corp *	293	21,345
Syntel Inc *	1,445	124,212
Take-Two Interactive Software Inc *	745	16,569
Tangoe Inc *	3,578	53,885
TeleTech Holdings Inc *	873	25,308
Tessco Technologies Inc	28	888
Tessera Technologies Inc	2,861	63,171
Textura Corp *	1,728	40,850
The Hackett Group Inc	574	3,427
The Rubicon Project Inc *	651	8,359
The Ultimate Software Group Inc *	2,607	360,209
TiVo Inc *	3,674	47,431
Travelzoo Inc *	669	12,945
TriQuint Semiconductor Inc *	15,766	249,260
TrueCar Inc *	694	10,257
Trulia Inc *	3,170	150,195
Tyler Technologies Inc *	3,036	276,914
Ubiquiti Networks Inc *	2,740	123,821
Ultra Clean Holdings Inc *	843	7,629
Ultratech Inc *	471	10,447
Unisys Corp *	2,898	71,697
Universal Display Corp *	3,744	120,182
Unwired Planet Inc *	4,172	9,304
Varonis Systems Inc *	439	12,735
VASCO Data Security International Inc *	2,718	31,529
Verint Systems Inc *	4,695	230,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-60

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
ViaSat Inc *	3,812	$220,944
Violin Memory Inc *	7,404	32,800
VirnetX Holding Corp *	3,963	69,788
Virtusa Corp *	2,418	86,564
Vistaprint NV * (Netherlands)	3,084	124,779
Vitesse Semiconductor Corp *	4,078	14,069
Vringo Inc *	5,839	19,969
Web.com Group Inc *	4,752	137,190
WebMD Health Corp *	3,565	172,189
WEX Inc *	3,580	375,793
Wix.com Ltd * (Israel)	1,291	25,613
Xcerra Corp *	1,738	15,816
XO Group Inc *	2,504	30,599
Xoom Corp *	2,856	75,284
Zendesk Inc *	995	17,293
Zix Corp *	5,591	19,121

		20,685,271

Materials - 5.3%

A Schulman Inc	632	24,458
Advanced Emissions Solutions Inc *	1,905	43,682
AEP Industries Inc *	402	14,018
Balchem Corp	2,797	149,807
Berry Plastics Group Inc *	4,706	121,415
Boise Cascade Co *	3,666	104,994
Calgon Carbon Corp *	4,917	109,797
Chase Corp	537	18,333
Chemtura Corp *	8,869	231,747
Clearwater Paper Corp *	1,884	116,280
Coeur Mining Inc *	2,558	23,482
Deltic Timber Corp	1,018	61,508
Ferro Corp *	6,630	83,273
Flotek Industries Inc *	4,959	159,481
FutureFuel Corp	361	5,989
Globe Specialty Metals Inc	5,857	121,708
Gold Resource Corp	3,651	18,474
Graphic Packaging Holding Co *	30,128	352,498
Handy & Harman Ltd *	72	1,927
Hawkins Inc	164	6,091
Haynes International Inc	54	3,056
HB Fuller Co	4,616	222,030
Headwaters Inc *	6,786	94,258
Horsehead Holding Corp *	633	11,559
Innophos Holdings Inc	1,168	67,242
Innospec Inc	461	19,901
KapStone Paper & Packaging Corp *	7,786	257,950
Koppers Holdings Inc	1,904	72,828
Kronos Worldwide Inc	215	3,369
Marrone Bio Innovations Inc *	1,013	11,771
Materion Corp	732	27,077
Minerals Technologies Inc	880	57,710
Myers Industries Inc	2,541	51,049
Neenah Paper Inc	779	41,404
Olympic Steel Inc	163	4,034
OMNOVA Solutions Inc *	4,412	40,105
PH Glatfelter Co	1,490	39,530
PolyOne Corp	8,662	365,017
Quaker Chemical Corp	845	64,888
Rentech Inc *	11,147	28,871
RTI International Metals Inc *	173	4,600
Schweitzer-Mauduit International Inc	443	19,341
Senomyx Inc *	3,913	33,847
Sensient Technologies Corp	269	14,989
Stepan Co	815	43,081
Stillwater Mining Co *	10,365	181,906
SunCoke Energy Inc *	4,477	96,255
Taminco Corp *	2,200	51,172
Texas Industries Inc *	1,843	170,219
Trecora Resources *	1,638	19,394
United States Lime & Minerals Inc	169	10,951

	Shares	Value
US Concrete Inc *	1,286	$31,828
US Silica Holdings Inc	4,956	274,761
Walter Energy Inc	1,578	8,600
Wausau Paper Corp	3,632	39,298
Worthington Industries Inc	4,741	204,053
Zep Inc	592	10,455

		4,467,361

Telecommunication Services - 0.7%

8x8 Inc *	2,587	20,903
Cincinnati Bell Inc *	4,810	18,903
Cogent Communications Holdings Inc	4,278	147,805
Consolidated Communications Holdings Inc	2,340	52,042
Enventis Corp	1,224	19,388
FairPoint Communications Inc *	1,482	20,703
General Communication Inc ‘A’ *	3,334	36,941
IDT Corp ‘B’	1,368	23,831
inContact Inc *	5,037	46,290
Inteliquent Inc	2,986	41,416
Intelsat SA * (Luxembourg)	707	13,320
Lumos Networks Corp	1,477	21,372
magicJack VocalTec Ltd * (Israel)	1,557	23,542
NTELOS Holdings Corp	801	9,980
Premiere Global Services Inc *	659	8,798
RingCentral Inc ‘A’ *	2,614	39,550
Shenandoah Telecommunications Co	1,890	57,569

		602,353

Utilities - 0.2%

American States Water Co	227	7,543
Ormat Technologies Inc	597	17,211
Pattern Energy Group Inc	3,633	120,289
SJW Corp	284	7,725
York Water Co	726	15,115

		167,883

Total Common Stocks (Cost $65,177,638)		80,834,848

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 2000 Growth	9,354	1,294,780

Total Exchange-Traded Fund (Cost $1,194,738)		1,294,780

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $3,710,936; collateralized by U.S. Treasury Notes: 1.000% due 03/31/17 and value $3,788,200)	$3,710,936	3,710,936

Total Short-Term Investment (Cost $3,710,936)		3,710,936

TOTAL INVESTMENTS - 102.1% (Cost $70,083,312)		85,842,862

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(1,765,090)

NET ASSETS - 100.0%		$84,077,772

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-61

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.6%
Health Care	20.9%
Consumer Discretionary	14.6%
Industrials	14.2%
Financials	7.2%
Materials	5.3%
Energy	5.0%
Short-Term Investment	4.4%
Consumer Staples	3.5%
Others (each less than 3.0%)	2.4%

	102.1%
Other Assets & Liabilities, Net	(2.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $2,298 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Russell 2000 Mini (09/14)	16	$44,537

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,298	$-	$-	$2,298
	Common Stocks (1)	80,834,848	80,834,848	-	-
	Exchange-Traded Fund	1,294,780	1,294,780	-	-
	Short-Term Investment	3,710,936	-	3,710,936	-
	Derivatives:
	Equity Contracts
	Futures	44,537	44,537	-	-

	Total	$85,887,399	$82,174,165	$3,710,936	$2,298

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-62

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	$14,246

Total Rights (Cost $0)		14,246

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 93.7%

Consumer Discretionary - 10.5%

1-800-Flowers.com Inc ‘A’ *	3,199	18,554
2U Inc *	829	13,935
Aeropostale Inc *	10,387	36,251
AH Belo Corp ‘A’	2,594	30,739
AMC Entertainment Holdings Inc ‘A’	2,799	69,611
America’s Car-Mart Inc *	863	34,132
American Eagle Outfitters Inc	25,815	289,644
American Public Education Inc *	128	4,401
Arctic Cat Inc	1,109	43,717
Ascent Capital Group Inc ‘A’ *	1,839	121,392
Barnes & Noble Inc *	5,453	124,274
Beazer Homes USA Inc *	2,039	42,778
bebe stores Inc	3,815	11,636
Belmond Ltd ‘A’ * (Bermuda)	12,861	186,999
Big 5 Sporting Goods Corp	2,437	29,902
Biglari Holdings Inc *	193	81,633
BJ’s Restaurants Inc *	2,375	82,911
Black Diamond Inc *	3,113	34,928
Bob Evans Farms Inc	3,272	163,764
Boyd Gaming Corp *	2,078	25,206
Bravo Brio Restaurant Group Inc *	331	5,167
Bridgepoint Education Inc *	2,273	30,185
Brown Shoe Co Inc	2,983	85,344
Brunswick Corp	6,150	259,100
Build-A-Bear Workshop Inc *	436	5,825
Burlington Stores Inc *	421	13,413
Caesars Acquisition Co ‘A’ *	6,041	74,727
Caesars Entertainment Corp *	5,887	106,437
Callaway Golf Co	10,294	85,646
Career Education Corp *	8,836	41,352
Carriage Services Inc	1,757	30,097
Carrols Restaurant Group Inc *	4,410	31,399
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	9,478	26,728
Chegg Inc *	9,688	68,204
Churchill Downs Inc	609	54,877
Citi Trends Inc *	2,075	44,530
Columbia Sportswear Co	595	49,177
Cooper Tire & Rubber Co	7,659	229,770
Cooper-Standard Holding Inc *	1,707	112,935
Core-Mark Holding Co Inc	2,752	125,574
Cracker Barrel Old Country Store Inc	157	15,632
Crocs Inc *	10,114	152,013
Crown Media Holdings Inc ‘A’ *	1,116	4,051
CSS Industries Inc	1,172	30,906

	Shares	Value
Culp Inc	976	$16,992
Cumulus Media Inc ‘A’ *	5,804	38,248
Daily Journal Corp *	141	29,143
Dana Holding Corp	10,460	255,433
Denny’s Corp *	3,795	24,743
Destination Maternity Corp	1,556	35,430
Destination XL Group Inc *	3,896	21,467
Dex Media Inc *	1,987	22,135
DineEquity Inc	1,347	107,073
Education Management Corp *	2,304	3,894
Einstein Noah Restaurant Group Inc	319	5,123
Empire Resorts Inc *	1,931	13,826
Entercom Communications Corp ‘A’ *	3,261	34,991
Entravision Communications Corp ‘A’	502	3,122
Eros International PLC * (United Kingdom)	1,654	25,091
Escalade Inc	987	15,930
Ethan Allen Interiors Inc	3,338	82,582
Express Inc *	10,539	179,479
Federal-Mogul Holdings Corp *	3,818	77,238
Flexsteel Industries Inc	658	21,944
Fred’s Inc ‘A’	4,898	74,890
FTD Cos Inc *	2,279	72,449
Fuel Systems Solutions Inc *	1,776	19,785
Gaiam Inc ‘A’ *	1,898	14,577
Genesco Inc *	2,901	238,259
Global Sources Ltd * (Bermuda)	2,058	17,040
Group 1 Automotive Inc	2,621	220,977
Guess? Inc	8,161	220,347
Harte-Hanks Inc	6,531	46,958
Haverty Furniture Cos Inc	2,652	66,645
Helen of Troy Ltd * (Bermuda)	2,369	143,632
Hemisphere Media Group Inc *	1,040	13,062
hhgregg Inc *	1,028	10,455
Houghton Mifflin Harcourt Co *	14,432	276,517
Hovnanian Enterprises Inc ‘A’ *	15,487	79,758
Iconix Brand Group Inc *	3,989	171,288
International Speedway Corp ‘A’	3,693	122,903
Interval Leisure Group Inc	1,206	26,460
Intrawest Resorts Holdings Inc *	1,740	19,940
Isle of Capri Casinos Inc *	2,772	23,728
ITT Educational Services Inc *	2,872	47,934
JAKKS Pacific Inc *	2,328	18,019
Johnson Outdoors Inc ‘A’	696	17,957
Journal Communications Inc ‘A’ *	6,056	53,717
K12 Inc *	2,628	63,256
KB Home	2,918	54,508
Kirkland’s Inc *	840	15,582
La Quinta Holdings Inc *	1,719	32,902
La-Z-Boy Inc	1,040	24,097
Lands’ End Inc *	2,178	73,137
LeapFrog Enterprises Inc *	8,601	63,217
Lee Enterprises Inc *	7,004	31,168
LGI Homes Inc *	1,468	26,791
Libbey Inc *	176	4,689
Life Time Fitness Inc *	5,117	249,403
Lifetime Brands Inc	1,395	21,929
M/I Homes Inc *	3,244	78,732
MarineMax Inc *	3,343	55,962
Marriott Vacations Worldwide Corp *	3,765	220,742
Martha Stewart Living Omnimedia Inc ‘A’ *	1,065	5,006
Matthews International Corp ‘A’	3,618	150,400
MDC Holdings Inc	5,188	157,145
MDC Partners Inc ‘A’ (Canada)	4,240	91,118
Media General Inc *	7,194	147,693
Meredith Corp	4,776	230,967
Meritage Homes Corp *	5,191	219,112
Modine Manufacturing Co *	4,520	71,145
Monarch Casino & Resort Inc *	1,242	18,804
Morgans Hotel Group Co *	2,668	21,157
Movado Group Inc	1,337	55,713

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-63

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
NACCO Industries Inc ‘A’	621	$31,423
National CineMedia Inc	6,341	111,031
Nautilus Inc *	1,586	17,589
New Media Investment Group Inc *	3,957	55,833
New York & Co Inc *	2,236	8,251
Office Depot Inc *	70,911	403,484
Orbitz Worldwide Inc *	3,721	33,117
Pacific Sunwear of California Inc *	554	1,319
Penn National Gaming Inc *	10,368	125,868
Perry Ellis International Inc *	1,604	27,974
Quiksilver Inc *	6,930	24,809
ReachLocal Inc *	691	4,858
Reading International Inc ‘A’ *	2,273	19,389
Regis Corp	5,789	81,509
Remy International Inc	1,783	41,633
Rent-A-Center Inc	7,027	201,534
Rentrak Corp *	125	6,556
RG Barry Corp	1,266	23,991
Ruby Tuesday Inc *	8,161	61,942
Ruth’s Hospitality Group Inc	1,681	20,760
Saga Communications Inc ‘A’	393	16,789
Salem Communications Corp ‘A’	1,285	12,156
Scholastic Corp	3,539	120,645
Scientific Games Corp ‘A’ *	2,429	27,010
Sears Hometown & Outlet Stores Inc *	1,547	33,214
Sequential Brands Group Inc *	465	6,422
SFX Entertainment Inc *	5,810	47,061
Shiloh Industries Inc *	83	1,532
Shoe Carnival Inc	1,993	41,155
Shutterfly Inc *	1,998	86,034
Sizmek Inc *	2,949	28,104
Skechers U.S.A. Inc ‘A’ *	1,355	61,924
Skullcandy Inc *	2,642	19,155
Sonic Automotive Inc ‘A’	5,274	140,710
Sonic Corp *	2,155	47,582
Spartan Motors Inc	4,818	21,874
Speedway Motorsports Inc	1,597	29,145
Sportsman’s Warehouse Holdings Inc *	812	6,496
Stage Stores Inc	4,229	79,040
Standard Motor Products Inc	1,054	47,082
Standard Pacific Corp *	19,284	165,842
Stein Mart Inc	3,650	50,699
Steiner Leisure Ltd * (Bahamas)	1,946	84,242
Stoneridge Inc *	790	8,469
Strattec Security Corp	92	5,933
Superior Industries International Inc	3,112	64,169
Systemax Inc *	1,524	21,900
The Bon-Ton Stores Inc	1,948	20,084
The Cato Corp ‘A’	3,128	96,655
The Children’s Place Inc	2,926	145,217
The Dixie Group Inc *	425	4,501
The EW Scripps Co ‘A’ *	4,148	87,772
The Finish Line Inc ‘A’	4,796	142,633
The Marcus Corp	2,399	43,782
The McClatchy Co ‘A’ *	8,100	44,955
The Men’s Wearhouse Inc	1,298	72,428
The New Home Co Inc *	1,098	15,515
The New York Times Co ‘A’	18,348	279,073
The Pep Boys-Manny Moe & Jack *	7,093	81,286
The Ryland Group Inc	6,229	245,672
Tilly’s Inc ‘A’ *	1,421	11,425
Time Inc *	14,625	354,217
TRI Pointe Homes Inc *	2,249	35,354
Tuesday Morning Corp *	1,090	19,424
UCP Inc ‘A’ *	1,017	13,902
Unifi Inc *	1,907	52,500
Universal Technical Institute Inc	2,844	34,526
ValueVision Media Inc ‘A’ *	3,786	18,892
Vitamin Shoppe Inc *	2,024	87,072
VOXX International Corp *	2,539	23,892

	Shares	Value
WCI Communities Inc *	1,564	$30,201
Weight Watchers International Inc	331	6,676
West Marine Inc *	2,328	23,885
Weyco Group Inc	859	23,545
William Lyon Homes ‘A’ *	2,047	62,311
Zumiez Inc *	573	15,809

		13,015,510

Consumer Staples - 2.4%

Alico Inc	346	12,971
Alliance One International Inc *	12,929	32,322
B&G Foods Inc	363	11,866
Boulder Brands Inc *	610	8,650
Central Garden & Pet Co ‘A’ *	5,074	46,681
Chiquita Brands International Inc *	6,231	67,606
Coca-Cola Bottling Co Consolidated	49	3,610
Craft Brew Alliance Inc *	285	3,152
Darling Ingredients Inc *	17,545	366,690
Dean Foods Co	12,424	218,538
Elizabeth Arden Inc *	3,435	73,578
Fresh Del Monte Produce Inc (Cayman)	4,792	146,875
Harbinger Group Inc *	6,463	82,080
Ingles Markets Inc ‘A’	1,756	46,271
Inter Parfums Inc	2,036	60,164
John B Sanfilippo & Son Inc	1,097	29,038
Lancaster Colony Corp	907	86,310
Nature’s Sunshine Products Inc	1,543	26,185
Nutraceutical International Corp *	1,159	27,654
Oil-Dri Corp of America	526	16,080
Omega Protein Corp *	2,779	38,017
Orchids Paper Products Co	191	6,120
Post Holdings Inc *	5,840	297,314
Revlon Inc ‘A’ *	1,154	35,197
Roundy’s Inc	5,262	28,994
Sanderson Farms Inc	435	42,282
Seaboard Corp *	35	105,709
Seneca Foods Corp ‘A’ *	1,086	33,232
Snyder’s-Lance Inc	6,310	166,963
SpartanNash Co	5,094	107,025
SUPERVALU Inc *	26,907	221,175
Synutra International Inc *	196	1,315
The Andersons Inc	290	14,958
The Chefs’ Warehouse Inc *	438	8,659
The Female Health Co	854	4,705
The Pantry Inc *	3,073	49,783
Tootsie Roll Industries Inc	168	4,946
TreeHouse Foods Inc *	2,349	188,084
Universal Corp	2,808	155,423
Vector Group Ltd	3,495	72,277
Village Super Market Inc ‘A’	868	20,511
Weis Markets Inc	1,460	66,766

		3,035,776

Energy - 7.0%

Adams Resources & Energy Inc	275	21,486
Alon USA Energy Inc	2,526	31,423
Alpha Natural Resources Inc *	29,435	109,204
American Eagle Energy Corp *	4,008	24,008
Amyris Inc *	3,526	13,152
Apco Oil & Gas International Inc * (Cayman)	1,128	16,277
Approach Resources Inc *	3,014	68,508
Arch Coal Inc	28,227	103,029
Ardmore Shipping Corp	2,362	32,666
Bill Barrett Corp *	6,585	176,346
BPZ Resources Inc *	8,808	27,129
Bristow Group Inc	4,719	380,446
C&J Energy Services Inc *	895	30,233
Callon Petroleum Co *	5,283	61,547
CHC Group Ltd * (Cayman)	4,413	37,246
Clean Energy Fuels Corp *	4,159	48,744
Cloud Peak Energy Inc *	8,120	149,570

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-64

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Comstock Resources Inc	6,349	$183,105
Contango Oil & Gas Co *	2,303	97,440
Dawson Geophysical Co	1,084	31,057
Delek US Holdings Inc	3,775	106,568
DHT Holdings Inc	9,172	66,038
Dorian LPG Ltd *	971	22,323
Emerald Oil Inc *	7,538	57,666
Energy XXI Bermuda Ltd (Bermuda)	12,442	294,004
Equal Energy Ltd (Canada)	4,988	27,035
Era Group Inc *	2,699	77,407
EXCO Resources Inc	12,475	73,478
Exterran Holdings Inc	7,767	349,437
Forest Oil Corp *	14,939	34,061
Forum Energy Technologies Inc *	4,969	181,021
Frontline Ltd * (Bermuda)	8,793	25,676
GasLog Ltd (Bermuda)	4,546	144,972
Gastar Exploration Inc *	473	4,120
Geospace Technologies Corp *	1,566	86,255
Green Plains Inc	778	25,573
Gulf Island Fabrication Inc	1,244	26,771
Gulfmark Offshore Inc ‘A’	3,577	161,609
Halcon Resources Corp *	34,543	251,819
Hallador Energy Co	1,143	10,847
Harvest Natural Resources Inc *	5,457	27,230
Helix Energy Solutions Group Inc *	14,011	368,629
Hercules Offshore Inc *	21,399	86,024
Hornbeck Offshore Services Inc *	4,813	225,826
ION Geophysical Corp *	14,433	60,907
Key Energy Services Inc *	17,469	159,667
Matador Resources Co *	4,236	124,030
McDermott International Inc * (Panama)	31,455	254,471
Midstates Petroleum Co Inc *	4,682	33,851
Miller Energy Resources Inc *	3,742	23,949
Mitcham Industries Inc *	1,783	24,926
Natural Gas Services Group Inc *	1,606	53,094
Navios Maritime Acquisition Corp	10,744	39,860
Newpark Resources Inc *	11,214	139,726
Nordic American Tankers Ltd (Bermuda)	11,882	113,235
North Atlantic Drilling Ltd (Bermuda)	7,050	74,871
Northern Oil & Gas Inc *	8,139	132,584
Nuverra Environmental Solutions Inc *	1,996	40,140
Pacific Ethanol Inc *	2,500	38,225
Parker Drilling Co *	16,155	105,331
PDC Energy Inc *	4,410	278,492
Penn Virginia Corp *	8,693	147,346
PetroQuest Energy Inc *	925	6,956
PHI Inc *	1,583	70,554
Pioneer Energy Services Corp *	2,360	41,394
Quicksilver Resources Inc *	14,312	38,213
Renewable Energy Group Inc *	4,609	52,865
Resolute Energy Corp *	10,293	88,932
REX American Resources Corp *	168	12,316
Rosetta Resources Inc *	7,116	390,313
RSP Permian Inc *	2,090	67,800
Sanchez Energy Corp *	2,421	91,005
Scorpio Tankers Inc	26,489	269,393
SEACOR Holdings Inc *	2,732	224,707
Ship Finance International Ltd (Bermuda)	7,853	145,987
Stone Energy Corp *	7,455	348,819
Swift Energy Co *	5,851	75,946
Teekay Tankers Ltd ‘A’	8,494	36,439
Tesco Corp (Canada)	4,265	91,015
TETRA Technologies Inc *	10,514	123,855
TransAtlantic Petroleum Ltd * (Bermuda)	1,422	16,197
Triangle Petroleum Corp *	4,429	52,041
VAALCO Energy Inc *	6,607	47,769
Vantage Drilling Co * (Cayman)	27,544	52,885
W&T Offshore Inc	2,895	47,391
Warren Resources Inc *	9,781	60,642
Westmoreland Coal Co *	1,766	64,071

		8,739,215

	Shares	Value
Financials - 36.0%

1st Source Corp	1,997	$61,148
1st United Bancorp Inc	4,053	34,937
Acadia Realty Trust REIT	7,640	214,608
AG Mortgage Investment Trust Inc REIT	3,896	73,751
Agree Realty Corp REIT	2,088	63,120
Alexander & Baldwin Inc	6,477	268,472
Alexander’s Inc REIT	22	8,128
Altisource Asset Management Corp *	35	25,307
Altisource Residential Corp REIT	7,617	198,271
Ambac Financial Group Inc *	4,747	129,641
American Assets Trust Inc REIT	3,751	129,597
American Capital Mortgage Investment Corp REIT	6,927	138,679
American Equity Investment Life Holding Co	9,863	242,630
American National Bankshares Inc	1,131	24,577
American Realty Capital Healthcare Trust Inc REIT	22,502	245,047
American Residential Properties Inc REIT *	4,235	79,406
Ameris Bancorp *	3,357	72,377
AMERISAFE Inc	2,482	100,943
Ames National Corp	1,117	25,847
AmREIT Inc	2,802	51,277
AmTrust Financial Services Inc	1,138	47,580
Anworth Mortgage Asset Corp REIT	17,600	90,816
Apollo Commercial Real Estate Finance Inc REIT	6,410	105,701
Apollo Residential Mortgage Inc REIT	4,252	71,093
Ares Commercial Real Estate Corp REIT	3,837	47,617
Argo Group International Holdings Ltd (Bermuda)	3,478	177,761
Arlington Asset Investment Corp ‘A’	2,018	55,152
Armada Hoffler Properties Inc REIT	2,748	26,601
ARMOUR Residential REIT Inc	48,085	208,208
Arrow Financial Corp	1,382	35,849
Ashford Hospitality Prime Inc REIT	2,004	34,389
Ashford Hospitality Trust Inc REIT	9,465	109,226
Associated Estates Realty Corp REIT	7,759	139,817
Astoria Financial Corp	11,503	154,715
AV Homes Inc *	1,498	24,492
Aviv REIT Inc	2,420	68,171
Baldwin & Lyons Inc ‘B’	1,286	33,359
Banc of California Inc	3,935	42,892
BancFirst Corp	940	58,186
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	3,962	117,553
Bancorp Inc *	4,346	51,761
BancorpSouth Inc	12,741	313,046
Bank Mutual Corp	6,046	35,067
Bank of Marin Bancorp	813	37,065
BankFinancial Corp	2,484	27,721
Banner Corp	2,592	102,721
BBCN Bancorp Inc	10,567	168,544
BBX Capital Corp ‘A’ *	1,040	18,720
Beneficial Mutual Bancorp Inc *	3,878	52,586
Berkshire Hills Bancorp Inc	3,365	78,135
BGC Partners Inc ‘A’	16,773	124,791
BNC Bancorp	2,625	44,809
Boston Private Financial Holdings Inc	10,621	142,746
Bridge Bancorp Inc	1,565	37,544
Bridge Capital Holdings *	1,318	31,909
Brookline Bancorp Inc	9,432	88,378
Bryn Mawr Bank Corp	1,799	52,387
Calamos Asset Management Inc ‘A’	2,308	30,904
Camden National Corp	1,000	38,760
Campus Crest Communities Inc REIT	8,663	75,022
Capital Bank Financial Corp ‘A’ *	3,266	77,110
Capital City Bank Group Inc	1,437	20,880
Capitol Federal Financial Inc	18,981	230,809

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-65

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Capstead Mortgage Corp REIT	10,705	$140,771
Cardinal Financial Corp	4,052	74,800
CareTrust REIT Inc *	178	3,524
Cascade Bancorp *	3,744	19,506
Cash America International Inc	3,742	166,257
CatchMark Timber Trust Inc ‘A’ REIT	1,541	21,065
Cathay General Bancorp	10,574	270,271
Cedar Realty Trust Inc REIT	10,782	67,388
Center Bancorp Inc	1,615	31,056
Centerstate Banks Inc	4,656	52,147
Central Pacific Financial Corp	2,258	44,821
Century Bancorp Inc ‘A’	501	17,705
Chambers Street Properties REIT	31,865	256,195
Charter Financial Corp	3,092	34,321
Chatham Lodging Trust REIT	3,565	78,073
Chemical Financial Corp	3,972	111,534
Chesapeake Lodging Trust REIT	6,686	202,118
CIFC Corp	812	7,316
Citizens & Northern Corp	1,745	34,010
Citizens Inc *	6,037	44,674
City Holding Co	2,090	94,301
Clifton Bancorp Inc	3,369	42,685
CNB Financial Corp	1,966	33,029
CNO Financial Group Inc	28,941	515,150
CoBiz Financial Inc	4,823	51,944
Colony Financial Inc REIT	12,412	288,207
Columbia Banking System Inc	6,932	182,381
Community Bank System Inc	5,394	195,263
Community Trust Bancorp Inc	2,083	71,267
CommunityOne Bancorp *	1,287	12,484
ConnectOne Bancorp Inc *	530	26,442
Consolidated-Tomoka Land Co	423	19,416
Consumer Portfolio Services Inc *	2,754	20,985
CorEnergy Infrastructure Trust Inc REIT	4,207	31,174
Cousins Properties Inc REIT	26,339	327,921
Cowen Group Inc ‘A’ *	15,265	64,418
Crawford & Co ‘B’	2,676	26,974
CU Bancorp *	1,316	25,096
CubeSmart REIT	19,209	351,909
Customers Bancorp Inc *	3,382	67,682
CVB Financial Corp	14,003	224,468
CyrusOne Inc REIT	2,555	63,620
CYS Investments Inc REIT	21,800	196,636
DCT Industrial Trust Inc REIT	43,899	360,411
DiamondRock Hospitality Co REIT	26,106	334,679
Dime Community Bancshares Inc	4,479	70,723
Donegal Group Inc ‘A’	1,087	16,631
DuPont Fabros Technology Inc REIT	5,789	156,071
Dynex Capital Inc REIT	7,724	68,357
Eagle Bancorp Inc *	806	27,203
EastGroup Properties Inc REIT	398	25,564
Education Realty Trust Inc REIT	15,258	163,871
EMC Insurance Group Inc	655	20,161
Employers Holdings Inc	1,784	37,785
Encore Capital Group Inc *	1,087	49,372
Enstar Group Ltd * (Bermuda)	1,134	170,928
Enterprise Bancorp Inc	916	18,897
Enterprise Financial Services Corp	2,576	46,523
EPR Properties REIT	7,179	401,091
Equity One Inc REIT	8,258	194,806
ESB Financial Corp	1,814	23,473
EverBank Financial Corp	12,025	242,424
Excel Trust Inc REIT	6,709	89,431
Ezcorp Inc ‘A’ *	6,875	79,406
FBL Financial Group Inc ‘A’	1,274	58,604
FBR & Co *	1,289	34,971
Federal Agricultural Mortgage Corp ‘C’	1,372	42,642
Federated National Holding Co	138	3,519
FelCor Lodging Trust Inc REIT	16,552	173,962
Fidelity & Guaranty Life	1,512	36,197

	Shares	Value
Fidelity Southern Corp	2,255	$29,292
Financial Institutions Inc	1,796	42,062
First American Financial Corp	14,218	395,118
First Bancorp Inc	1,238	21,615
First Bancorp NC	2,638	48,407
First BanCorp PR *	13,766	74,887
First Busey Corp	9,653	56,084
First Business Financial Services Inc	501	23,562
First Citizens BancShares Inc ‘A’	995	243,775
First Commonwealth Financial Corp	12,559	115,794
First Community Bancshares Inc	2,225	31,884
First Connecticut Bancorp Inc	2,128	34,154
First Defiance Financial Corp	1,281	36,765
First Financial Bancorp	7,697	132,465
First Financial Bankshares Inc	3,771	118,296
First Financial Corp	1,499	48,253
First Financial Northwest Inc	1,838	19,979
First Industrial Realty Trust Inc REIT	14,668	276,345
First Interstate BancSystem Inc	2,403	65,314
First Merchants Corp	4,742	100,246
First Midwest Bancorp Inc	10,004	170,368
First NBC Bank Holding Co *	1,961	65,713
First Potomac Realty Trust REIT	7,795	102,270
FirstMerit Corp	21,970	433,907
Flagstar Bancorp Inc *	2,765	50,047
Flushing Financial Corp	4,030	82,816
FNB Corp	22,131	283,719
Forestar Group Inc *	4,195	80,083
Fox Chase Bancorp Inc	1,671	28,173
Franklin Financial Corp *	1,269	27,537
Franklin Street Properties Corp REIT	12,175	153,161
FXCM Inc ‘A’	6,030	90,209
Gain Capital Holdings Inc	3,039	23,917
German American Bancorp Inc	1,789	48,446
Getty Realty Corp REIT	3,552	67,772
GFI Group Inc	10,042	33,339
Glacier Bancorp Inc	9,863	279,912
Gladstone Commercial Corp REIT	2,253	40,261
Glimcher Realty Trust REIT	2,906	31,472
Global Indemnity PLC * (Ireland)	1,153	29,966
Government Properties Income Trust REIT	5,952	151,121
Gramercy Property Trust Inc REIT	15,531	93,963
Great Southern Bancorp Inc	1,420	45,511
Green Dot Corp ‘A’ *	4,134	78,463
Greenlight Capital Re Ltd ‘A’ * (Cayman)	3,787	124,744
Guaranty Bancorp	2,036	28,300
Hallmark Financial Services Inc *	1,936	20,812
Hampton Roads Bankshares Inc *	3,798	6,571
Hancock Holding Co	10,923	385,800
Hanmi Financial Corp	4,203	88,599
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	2,845	40,797
Hatteras Financial Corp REIT	12,878	255,113
HCI Group Inc	383	15,550
Healthcare Realty Trust Inc REIT	12,758	324,308
Heartland Financial USA Inc	2,024	50,054
Heritage Commerce Corp	2,931	23,946
Heritage Financial Corp	4,029	64,827
Heritage Oaks Bancorp *	2,907	22,180
Hersha Hospitality Trust REIT	26,849	180,157
Highwoods Properties Inc REIT	11,979	502,519
Hilltop Holdings Inc *	9,004	191,425
Home BancShares Inc	1,398	45,882
Home Loan Servicing Solutions Ltd (Cayman)	9,473	215,321
HomeStreet Inc	1,974	36,262
HomeTrust Bancshares Inc *	2,720	42,894
Horace Mann Educators Corp	5,434	169,921
Horizon Bancorp	1,212	26,470
Hudson Pacific Properties Inc REIT	7,318	185,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-66

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Hudson Valley Holding Corp	1,973	$35,613
Iberiabank Corp	4,157	287,623
ICG Group Inc *	5,441	113,608
Independence Holding Co	977	13,805
Independent Bank Corp MA	3,176	121,895
Independent Bank Corp MI	2,543	32,728
Independent Bank Group Inc	682	37,967
Infinity Property & Casualty Corp	971	65,280
Inland Real Estate Corp REIT	11,607	123,382
International Bancshares Corp	7,230	195,210
INTL. FCStone Inc *	1,564	31,155
Invesco Mortgage Capital Inc REIT	16,581	287,846
Investment Technology Group Inc *	4,816	81,294
Investors Bancorp Inc	41,723	461,039
Investors Real Estate Trust REIT	14,174	130,543
iStar Financial Inc REIT *	11,261	168,690
Janus Capital Group Inc	19,896	248,302
JGWPT Holdings Inc ‘A’ *	1,547	17,419
Kansas City Life Insurance Co	485	22,058
KCG Holdings Inc ‘A’ *	7,014	83,326
Kearny Financial Corp *	1,674	25,344
Kemper Corp	6,157	226,947
Kennedy-Wilson Holdings Inc	8,767	235,131
Kite Realty Group Trust REIT	17,448	107,131
Ladder Capital Corp ‘A’ *	2,005	36,230
Lakeland Bancorp Inc	5,128	55,382
Lakeland Financial Corp	2,193	83,685
LaSalle Hotel Properties REIT	13,857	489,014
Lexington Realty Trust REIT	27,352	301,146
LTC Properties Inc REIT	4,626	180,599
Macatawa Bank Corp	3,449	17,486
Mack-Cali Realty Corp REIT	11,786	253,163
Maiden Holdings Ltd (Bermuda)	6,060	73,265
MainSource Financial Group Inc	2,797	48,248
Manning & Napier Inc	1,840	31,758
Marlin Business Services Corp	1,144	20,809
MB Financial Inc	7,321	198,033
Meadowbrook Insurance Group Inc	6,567	47,217
Medical Properties Trust Inc REIT	23,078	305,553
Mercantile Bank Corp	2,182	49,924
Merchants Bancshares Inc	698	22,322
Meta Financial Group Inc	817	32,680
Metro Bancorp Inc *	1,899	43,905
MGIC Investment Corp *	26,240	242,458
MidSouth Bancorp Inc	1,162	23,112
MidWestOne Financial Group Inc	973	23,342
Moelis & Co *	848	28,501
Monmouth Real Estate Investment Corp ‘A’ REIT	7,625	76,555
Montpelier Re Holdings Ltd (Bermuda)	5,255	167,897
NASB Financial Inc	471	11,139
National Bank Holdings Corp ‘A’	5,458	108,833
National Bankshares Inc	979	30,241
National General Holdings Corp	4,708	81,919
National Interstate Corp	807	22,612
National Penn Bancshares Inc	15,632	165,387
National Western Life Insurance Co ‘A’	294	73,327
NBT Bancorp Inc	5,812	139,604
Nelnet Inc ‘A’	2,784	115,341
New Residential Investment Corp REIT	37,930	238,959
New York Mortgage Trust Inc REIT	12,423	97,024
New York REIT Inc	23,397	258,771
NewBridge Bancorp *	4,366	35,190
NewStar Financial Inc *	3,677	51,699
Nicholas Financial Inc (Canada)	1,325	19,027
NMI Holdings Inc ‘A’ *	6,669	70,025
Northfield Bancorp Inc	6,929	90,839
Northrim BanCorp Inc	937	23,959
Northwest Bancshares Inc	12,534	170,086
OceanFirst Financial Corp	1,876	31,067

	Shares	Value
OFG Bancorp	6,006	$110,570
Old Line Bancshares Inc	1,034	16,296
Old National Bancorp	14,068	200,891
OmniAmerican Bancorp Inc	1,489	37,225
One Liberty Properties Inc REIT	1,650	35,211
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	3,157	49,060
Oppenheimer Holdings Inc ‘A’	1,439	34,522
Opus Bank *	641	18,627
Oritani Financial Corp	5,969	91,863
Owens Realty Mortgage Inc REIT	1,412	27,463
Pacific Continental Corp	2,430	33,364
Pacific Premier Bancorp Inc *	2,339	32,957
Palmetto Bancshares Inc *	518	7,454
Park National Corp	1,689	130,391
Park Sterling Corp	6,196	40,832
Parkway Properties Inc REIT	9,449	195,122
Peapack Gladstone Financial Corp	1,632	34,615
Pebblebrook Hotel Trust REIT	8,490	313,790
Penns Woods Bancorp Inc	638	30,050
Pennsylvania REIT	9,186	172,881
PennyMac Financial Services Inc ‘A’ *	727	11,043
PennyMac Mortgage Investment Trust REIT	8,472	185,876
Peoples Bancorp Inc	1,493	39,490
Peoples Financial Services Corp	969	49,797
PHH Corp *	7,638	175,521
Physicians Realty Trust REIT	4,551	65,489
PICO Holdings Inc *	3,024	71,850
Pinnacle Financial Partners Inc	4,722	186,425
Piper Jaffray Cos *	2,201	113,946
Platinum Underwriters Holdings Ltd (Bermuda)	3,601	233,525
Preferred Bank *	1,487	35,153
Primerica Inc	7,253	347,056
PrivateBancorp Inc	9,499	276,041
Prosperity Bancshares Inc	9,238	578,299
Provident Financial Services Inc	8,006	138,664
PS Business Parks Inc REIT	1,281	106,951
Radian Group Inc	20,260	300,051
RAIT Financial Trust REIT	10,250	84,767
Ramco-Gershenson Properties Trust REIT	9,318	154,865
RE/MAX Holdings Inc ‘A’	1,406	41,604
Redwood Trust Inc REIT	11,115	216,409
Regional Management Corp *	1,437	22,230
Renasant Corp	4,165	121,077
Republic Bancorp Inc ‘A’	1,392	33,018
Republic First Bancorp Inc *	3,990	20,110
Resource America Inc ‘A’	1,794	16,774
Resource Capital Corp REIT	17,537	98,733
Retail Opportunity Investments Corp REIT	10,028	157,740
Rexford Industrial Realty Inc REIT	3,785	53,898
RLI Corp	5,735	262,548
RLJ Lodging Trust REIT	17,365	501,675
Rouse Properties Inc REIT	4,940	84,523
Ryman Hospitality Properties Inc REIT	2,824	135,976
S&T Bancorp Inc	3,955	98,282
Sabra Health Care REIT Inc	450	12,920
Safeguard Scientifics Inc *	2,756	57,297
Safety Insurance Group Inc	1,751	89,966
Sandy Spring Bancorp Inc	3,315	82,577
Saul Centers Inc REIT	193	9,380
Seacoast Banking Corp of Florida *	2,482	26,979
Select Income REIT	4,928	146,066
Selective Insurance Group Inc	7,509	185,622
ServisFirst Bancshares Inc *	62	5,359
Sierra Bancorp	1,693	26,749
Silver Bay Realty Trust Corp REIT	4,444	72,526
Simmons First National Corp ‘A’	2,164	85,240
South State Corp	3,196	194,956
Southside Bancshares Inc	2,515	72,834

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-67

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Southwest Bancorp Inc	2,665	$45,465
Sovran Self Storage Inc REIT	585	45,191
Springleaf Holdings Inc *	3,249	84,312
Square 1 Financial Inc ‘A’ *	509	9,676
STAG Industrial Inc REIT	6,902	165,717
Starwood Waypoint Residential Trust REIT *	5,178	135,715
State Auto Financial Corp	2,043	47,867
State Bank Financial Corp	4,270	72,206
Sterling Bancorp	11,123	133,476
Stewart Information Services Corp	2,872	89,061
Stifel Financial Corp *	8,705	412,182
Stock Yards Bancorp Inc	1,953	58,395
Stonegate Bank	1,267	31,928
Stonegate Mortgage Corp *	1,610	22,460
Strategic Hotels & Resorts Inc REIT *	7,682	89,956
Suffolk Bancorp *	1,560	34,804
Summit Hotel Properties Inc REIT	11,484	121,730
Sun Bancorp Inc *	5,055	20,271
Sunstone Hotel Investors Inc REIT	24,436	364,829
Susquehanna Bancshares Inc	24,981	263,799
SWS Group Inc *	4,063	29,579
Symetra Financial Corp	10,015	227,741
Talmer Bancorp Inc ‘A’ *	2,381	32,834
Taylor Capital Group Inc *	2,386	51,013
Tejon Ranch Co *	1,648	53,049
Terreno Realty Corp REIT	4,452	86,057
Territorial Bancorp Inc	1,161	24,242
Texas Capital Bancshares Inc *	3,703	199,777
The Bank of Kentucky Financial Corp	857	29,815
The First of Long Island Corp	1,105	43,183
The Geo Group Inc REIT *	9,623	343,830
The Navigators Group Inc *	1,404	94,138
The Phoenix Cos Inc *	752	36,389
The St Joe Co *	351	8,926
Third Point Reinsurance Ltd * (Bermuda)	7,560	115,366
Tiptree Financial Inc ‘A’ REIT *	928	8,074
Tompkins Financial Corp	1,964	94,626
TowneBank	3,861	60,656
Trade Street Residential Inc REIT	2,403	17,998
Tree.com Inc *	451	13,142
Trico Bancshares	2,153	49,820
Tristate Capital Holdings Inc *	2,836	40,073
TrustCo Bank Corp NY	12,671	84,642
Trustmark Corp	8,966	221,371
UMB Financial Corp	4,992	316,443
UMH Properties Inc REIT	2,442	24,493
Umpqua Holdings Corp	22,128	396,534
Union Bankshares Corp	6,116	156,875
United Bankshares Inc	9,135	295,335
United Community Banks Inc	6,588	107,846
United Community Financial Corp *	6,615	27,320
United Financial Bancorp Inc	5,906	80,026
United Fire Group Inc	2,751	80,659
United Insurance Holdings Corp	189	3,262
Universal Insurance Holdings Inc	223	2,892
Univest Corp of Pennsylvania	2,176	45,043
Urstadt Biddle Properties Inc ‘A’ REIT	567	11,839
Valley National Bancorp	26,515	262,764
VantageSouth Bancshares Inc *	2,710	16,125
ViewPoint Financial Group Inc	4,734	127,392
Walker & Dunlop Inc *	2,461	34,725
Walter Investment Management Corp *	5,028	149,734
Washington Federal Inc	13,363	299,732
Washington REIT	8,878	230,650
Washington Trust Bancorp Inc	1,957	71,959
Waterstone Financial Inc	4,494	51,277
Webster Financial Corp	11,989	378,133
WesBanco Inc	3,493	108,423
West Bancorp Inc	1,992	30,338

	Shares	Value
Westamerica Bancorp	3,489	$182,405
Western Alliance Bancorp *	4,684	111,479
Western Asset Mortgage Capital Corp REIT	5,534	78,417
Whitestone REIT	3,049	45,461
Wilshire Bancorp Inc	9,253	95,028
Winthrop Realty Trust REIT	4,832	74,171
Wintrust Financial Corp	6,166	283,636
WSFS Financial Corp	1,166	85,899
Yadkin Financial Corp *	1,770	33,347

		44,788,168

Health Care - 4.6%

ACADIA Pharmaceuticals Inc *	827	18,682
Achillion Pharmaceuticals Inc *	10,149	76,828
Addus HomeCare Corp *	722	16,231
Affymetrix Inc *	7,280	64,865
Agenus Inc *	1,677	5,400
Albany Molecular Research Inc *	3,160	63,579
Alliance HealthCare Services Inc *	476	12,852
Almost Family Inc *	1,159	25,591
AMAG Pharmaceuticals Inc *	924	19,145
Amedisys Inc *	3,628	60,733
AMN Healthcare Services Inc *	6,142	75,547
Amsurg Corp *	3,397	154,801
Anacor Pharmaceuticals Inc *	2,771	49,130
Analogic Corp	1,645	128,705
AngioDynamics Inc *	3,244	52,975
Array BioPharma Inc *	3,240	14,774
AtriCure Inc *	935	17,185
Bio-Reference Labs Inc *	229	6,920
BioCryst Pharmaceuticals Inc *	1,909	24,340
BioScrip Inc *	9,070	75,644
BioTelemetry Inc *	1,399	10,031
Castlight Health Inc ‘B’ *	315	4,788
Celldex Therapeutics Inc *	1,122	18,311
Cellular Dynamics International Inc *	65	947
ChemoCentryx Inc *	3,565	20,855
Chindex International Inc *	220	5,212
CONMED Corp	3,622	159,911
Cross Country Healthcare Inc *	4,161	27,130
CryoLife Inc	3,737	33,446
Cynosure Inc ‘A’ *	1,947	41,374
Cytokinetics Inc *	4,567	21,830
Cytori Therapeutics Inc *	2,851	6,814
CytRx Corp *	5,266	22,012
Derma Sciences Inc *	3,002	34,703
Dynavax Technologies Corp *	34,750	55,600
Emergent Biosolutions Inc *	3,370	75,690
Exactech Inc *	1,290	32,547
Five Star Quality Care Inc *	5,615	28,131
Geron Corp *	20,703	66,457
Greatbatch Inc *	3,278	160,819
Haemonetics Corp *	6,317	222,864
Hanger Inc *	4,675	147,029
HealthSouth Corp	2,810	100,795
Healthways Inc *	1,980	34,729
Hyperion Therapeutics Inc *	366	9,553
ICU Medical Inc *	1,775	107,938
Idenix Pharmaceuticals Inc *	2,741	66,058
Idera Pharmaceuticals Inc *	981	2,845
Immunomedics Inc *	1,294	4,723
Impax Laboratories Inc *	7,506	225,105
Inovio Pharmaceuticals Inc *	882	9,534
Integra LifeSciences Holdings Corp *	1,957	92,096
InterMune Inc *	1,352	59,691
Invacare Corp	4,289	78,789
IPC The Hospitalist Co Inc *	965	42,672
Kindred Healthcare Inc	7,280	168,168
Lexicon Pharmaceuticals Inc *	3,722	5,992
LHC Group Inc *	1,636	34,961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-68

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Magellan Health Inc *	3,659	$227,736
MedAssets Inc *	477	10,895
Merit Medical Systems Inc *	5,727	86,478
Merrimack Pharmaceuticals Inc *	730	5,322
National Healthcare Corp	1,377	77,511
National Research Corp ‘A’ *	234	3,274
Navidea Biopharmaceuticals Inc *	4,375	6,475
Nektar Therapeutics *	7,318	93,817
NeoStem Inc *	1,675	10,921
NPS Pharmaceuticals Inc *	984	32,521
NuVasive Inc *	1,039	36,957
Omeros Corp *	295	5,133
OraSure Technologies Inc *	6,970	60,012
Orthofix International NV * (Netherlands)	2,456	89,030
Osiris Therapeutics Inc *	216	3,374
OvaScience Inc *	1,973	18,092
Owens & Minor Inc	8,367	284,311
Peregrine Pharmaceuticals Inc *	1,649	3,100
PharMerica Corp *	3,990	114,074
PhotoMedex Inc *	1,712	20,972
Progenics Pharmaceuticals Inc *	7,020	30,256
Prothena Corp PLC * (Ireland)	2,138	48,212
PTC Therapeutics Inc *	369	9,646
RadNet Inc *	428	2,838
Revance Therapeutics Inc *	348	11,832
Rigel Pharmaceuticals Inc *	11,697	42,460
Rockwell Medical Inc *	4,867	58,355
RTI Surgical Inc *	7,632	33,199
Sagent Pharmaceuticals Inc *	571	14,766
SciClone Pharmaceuticals Inc *	2,400	12,624
Select Medical Holdings Corp	684	10,670
Skilled Healthcare Group Inc ‘A’ *	1,656	10,416
Spectrum Pharmaceuticals Inc *	6,687	54,365
Surgical Care Affiliates Inc *	104	3,024
SurModics Inc *	1,480	31,702
Symmetry Medical Inc *	4,976	44,087
The Ensign Group Inc	178	5,532
The Medicines Co *	800	23,248
Theravance Biopharma Inc * (Cayman)	172	5,483
Theravance Inc *	608	18,106
Tornier NV * (Netherlands)	4,710	110,120
TransEnterix Inc *	3,420	17,237
Triple-S Management Corp ‘B’ *	3,333	59,761
Unilife Corp *	2,327	6,888
Universal American Corp	5,617	46,790
Verastem Inc *	2,413	21,862
WellCare Health Plans Inc *	5,381	401,745
Wright Medical Group Inc *	3,520	110,528
XenoPort Inc *	6,681	32,269
XOMA Corp *	1,987	9,120

		5,681,223

Industrials - 12.5%

AAR Corp	5,268	145,186
ABM Industries Inc	7,408	199,868
Acacia Research Corp	6,642	117,896
ACCO Brands Corp *	15,254	97,778
Accuride Corp *	365	1,785
Aceto Corp	3,238	58,737
Actuant Corp ‘A’	9,439	326,306
Aegion Corp *	4,597	106,972
Aerovironment Inc *	1,158	36,824
Air Transport Services Group Inc *	6,969	58,331
Aircastle Ltd (Bermuda)	6,027	107,100
Alamo Group Inc	949	51,331
Albany International Corp ‘A’	3,323	126,141
Ameresco Inc ‘A’ *	2,794	19,642
American Railcar Industries Inc	88	5,964
American Science & Engineering Inc	903	62,840
Apogee Enterprises Inc	1,564	54,521

	Shares	Value
Applied Industrial Technologies Inc	3,515	$178,316
ArcBest Corp	285	12,400
Argan Inc	1,017	37,924
Astec Industries Inc	2,515	110,358
Atlas Air Worldwide Holdings Inc *	3,370	124,185
Baltic Trading Ltd	6,472	38,703
Barnes Group Inc	7,199	277,449
Beacon Roofing Supply Inc *	5,114	169,376
Brady Corp ‘A’	6,369	190,242
Briggs & Stratton Corp	6,216	127,179
CAI International Inc *	2,306	50,755
Casella Waste Systems Inc ‘A’ *	936	4,689
CBIZ Inc *	5,483	49,511
CDI Corp	1,870	26,947
Ceco Environmental Corp	2,747	42,826
Celadon Group Inc	2,604	55,517
Cenveo Inc *	4,506	16,717
CIRCOR International Inc	243	18,743
Civeo Corp *	12,432	311,173
CLARCOR Inc	373	23,070
Columbus McKinnon Corp	2,333	63,108
Comfort Systems USA Inc	4,062	64,180
CRA International Inc *	1,413	32,570
Cubic Corp	2,581	114,880
Curtiss-Wright Corp	4,742	310,886
Deluxe Corp	3,220	188,628
DigitalGlobe Inc *	10,025	278,695
Douglas Dynamics Inc	406	7,154
Ducommun Inc *	915	23,909
Dycom Industries Inc *	514	16,093
Dynamic Materials Corp	1,703	37,687
EMCOR Group Inc	8,933	397,786
Encore Wire Corp	671	32,906
Energy Recovery Inc *	3,677	18,091
EnerSys	4,736	325,789
Engility Holdings Inc *	2,296	87,845
Ennis Inc	3,478	53,074
Erickson Inc *	794	12,903
ESCO Technologies Inc	3,510	121,586
Esterline Technologies Corp *	4,222	486,037
Federal Signal Corp	8,325	121,961
Franklin Covey Co *	622	12,521
Franklin Electric Co Inc	457	18,431
FreightCar America Inc	1,553	38,887
FTI Consulting Inc *	5,430	205,363
G&K Services Inc ‘A’	2,634	137,152
General Cable Corp	6,453	165,584
Gibraltar Industries Inc *	4,066	63,064
Global Brass & Copper Holdings Inc	347	5,864
Global Power Equipment Group Inc	2,255	36,441
GP Strategies Corp *	598	15,476
GrafTech International Ltd *	15,631	163,500
Granite Construction Inc	5,189	186,700
Great Lakes Dredge & Dock Co *	7,247	57,904
Griffon Corp	4,222	52,353
Heidrick & Struggles International Inc	2,450	45,325
Heritage-Crystal Clean Inc *	81	1,590
Hill International Inc *	647	4,031
HNI Corp	450	17,600
Houston Wire & Cable Co	2,317	28,754
Hurco Cos Inc	892	25,154
Huron Consulting Group Inc *	2,825	200,066
ICF International Inc *	2,659	94,022
InnerWorkings Inc *	4,325	36,763
Insteel Industries Inc	135	2,653
International Shipholding Corp	815	18,680
JetBlue Airways Corp *	28,399	308,129
Kadant Inc	1,289	49,562
Kaman Corp	1,750	74,778
Kelly Services Inc ‘A’	3,602	61,846

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-69

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Kimball International Inc ‘B’	4,507	$75,357
Knightsbridge Tankers Ltd (Bermuda)	4,475	63,500
Korn/Ferry International *	3,222	94,630
Kratos Defense & Security Solutions Inc *	5,889	45,934
Layne Christensen Co *	2,541	33,795
LB Foster Co ‘A’	1,353	73,224
Lindsay Corp	264	22,300
LMI Aerospace Inc *	1,368	17,893
LSI Industries Inc	3,028	24,163
Lydall Inc *	325	8,895
Marten Transport Ltd	1,873	41,862
Masonite International Corp * (Canada)	3,378	190,046
Matson Inc	3,721	99,872
McGrath RentCorp	3,413	125,428
Meritor Inc *	6,172	80,483
Miller Industries Inc	1,363	28,051
Mobile Mini Inc	5,697	272,829
Moog Inc ‘A’ *	5,470	398,708
Mueller Industries Inc	2,612	76,819
Multi-Color Corp	866	34,649
MYR Group Inc *	2,812	71,228
National Presto Industries Inc	657	47,856
Navigant Consulting Inc *	6,559	114,455
Navios Maritime Holdings Inc	10,516	106,422
NL Industries Inc	924	8,584
NN Inc	184	4,707
Northwest Pipe Co *	1,238	49,929
Orbital Sciences Corp *	8,048	237,818
Orion Marine Group Inc *	3,586	38,836
PAM Transportation Services Inc *	325	9,087
Patriot Transportation Holding Inc *	884	30,913
Paylocity Holding Corp *	772	16,698
Pendrell Corp *	21,719	38,225
Performant Financial Corp *	303	3,060
Pike Corp *	3,602	32,274
Plug Power Inc *	22,120	103,522
Ply Gem Holdings Inc *	519	5,242
Powell Industries Inc	1,236	80,810
PowerSecure International Inc *	2,972	28,947
Preformed Line Products Co	336	18,087
Quad/Graphics Inc	3,671	82,120
Quality Distribution Inc *	2,715	40,345
Quanex Building Products Corp	4,649	83,078
Republic Airways Holdings Inc *	6,625	71,815
Resources Connection Inc	5,145	67,451
Revolution Lighting Technologies Inc *	281	646
Roadrunner Transportation Systems Inc *	2,350	66,035
RPX Corp *	6,281	111,488
Rush Enterprises Inc ‘A’ *	764	26,488
Safe Bulkers Inc	5,158	50,342
Schawk Inc	1,619	32,963
Scorpio Bulkers Inc *	17,835	158,731
SIFCO Industries Inc	250	7,800
Simpson Manufacturing Co Inc	5,119	186,127
SkyWest Inc	6,692	81,776
SP Plus Corp *	156	3,337
Standex International Corp	486	36,197
Sterling Construction Co Inc *	2,164	20,298
TAL International Group Inc *	2,973	131,882
Teledyne Technologies Inc *	3,847	373,813
Tetra Tech Inc	8,091	222,502
Textainer Group Holdings Ltd (Bermuda)	2,168	83,728
The Brink’s Co	6,414	181,003
The KEYW Holding Corp *	4,337	54,516
Titan International Inc	5,852	98,431
Titan Machinery Inc *	1,975	32,509
TriMas Corp *	694	26,462
TriNet Group Inc *	1,447	34,829
Tutor Perini Corp *	4,955	157,272
Twin Disc Inc	317	10,477

	Shares	Value
Ultrapetrol Bahamas Ltd * (Bahamas)	2,414	$7,170
UniFirst Corp	1,951	206,806
United Stationers Inc	5,231	216,930
Universal Forest Products Inc	2,663	128,543
Universal Truckload Services Inc	320	8,115
USA Truck Inc *	810	15,058
UTi Worldwide Inc * (United Kingdom)	12,110	125,217
Viad Corp	2,731	65,107
Vicor Corp *	1,902	15,939
VSE Corp	565	39,731
Watts Water Technologies Inc ‘A’	3,547	218,956
Werner Enterprises Inc	4,684	124,173
Wesco Aircraft Holdings Inc *	5,837	116,507
West Corp	2,435	65,258
Woodward Inc	2,909	145,974
XPO Logistics Inc *	5,594	160,100
YRC Worldwide Inc *	3,384	95,124

		15,511,570

Information Technology - 9.4%

A10 Networks Inc *	236	3,139
Actuate Corp *	6,100	29,097
Acxiom Corp *	10,214	221,542
ADTRAN Inc	3,628	81,848
Advanced Energy Industries Inc *	493	9,490
Aerohive Networks Inc *	679	5,581
Agilysys Inc *	1,948	27,428
Alpha & Omega Semiconductor Ltd * (Bermuda)	2,821	26,151
Amber Road Inc *	177	2,855
Amkor Technology Inc *	5,482	61,289
Anixter International Inc	1,994	199,540
Audience Inc *	1,849	22,114
Axcelis Technologies Inc *	14,745	29,490
Bankrate Inc *	8,055	141,285
Bazaarvoice Inc *	3,817	30,116
Bel Fuse Inc ‘B’	1,331	34,167
Benchmark Electronics Inc *	7,170	182,692
Black Box Corp	2,056	48,193
Blucora Inc *	5,597	105,615
Bottomline Technologies de Inc *	842	25,193
Brooks Automation Inc	8,274	89,111
Cabot Microelectronics Corp *	516	23,039
CACI International Inc ‘A’ *	3,126	219,476
Calix Inc *	5,476	44,794
Cascade Microtech Inc *	1,562	21,337
CEVA Inc *	2,810	41,504
Checkpoint Systems Inc *	5,540	77,505
CIBER Inc *	9,987	49,336
Cinedigm Corp ‘A’ *	7,708	19,193
Cirrus Logic Inc *	5,792	131,710
Coherent Inc *	3,065	202,811
Cohu Inc	3,376	36,123
Computer Task Group Inc	1,962	32,294
Compuware Corp	29,123	290,939
Comtech Telecommunications Corp	2,043	76,265
Convergys Corp	13,484	289,097
Covisint Corp *	899	4,369
CSG Systems International Inc	2,651	69,218
CTS Corp	4,488	83,926
CUI Global Inc *	933	7,837
Daktronics Inc	1,543	18,393
Datalink Corp *	2,597	25,970
Dealertrack Technologies Inc *	1,154	52,322
Demand Media Inc *	5,810	28,004
Dice Holdings Inc *	3,451	26,262
Digi International Inc *	3,455	32,546
Digital River Inc *	4,365	67,352
Diodes Inc *	1,529	44,280
DSP Group Inc *	2,739	23,254

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-70

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
DTS Inc *	1,612	$29,677
EarthLink Holdings Corp	13,587	50,544
Eastman Kodak Co *	2,342	57,309
Ebix Inc	4,075	58,313
Electro Rent Corp	1,985	33,209
Electro Scientific Industries Inc	3,309	22,534
Emulex Corp *	10,611	60,483
EnerNOC Inc *	2,681	50,805
Entegris Inc *	8,300	114,083
Entropic Communications Inc *	11,054	36,810
Epiq Systems Inc	3,892	54,683
ePlus Inc *	643	37,423
Everyday Health Inc *	162	2,994
Exar Corp *	4,448	50,262
ExlService Holdings Inc *	2,488	73,272
Extreme Networks Inc *	4,145	18,404
Fabrinet * (Cayman)	4,659	95,975
Fairchild Semiconductor International Inc *	16,560	258,336
FARO Technologies Inc *	300	14,736
Finisar Corp *	804	15,879
FormFactor Inc *	7,205	59,946
Fusion-io Inc *	14,335	161,985
Gerber Scientific Inc Escrow Shares * +	1,382	-
Global Cash Access Holdings Inc *	8,780	78,142
Global Eagle Entertainment Inc *	1,217	15,091
Glu Mobile Inc *	1,415	7,075
GSI Group Inc * (Canada)	3,963	50,449
Harmonic Inc *	10,940	81,612
Higher One Holdings Inc *	2,906	11,072
II-VI Inc *	6,906	99,861
Infinera Corp *	2,476	22,779
Infoblox Inc *	984	12,940
Insight Enterprises Inc *	5,432	166,980
Integrated Device Technology Inc *	4,735	73,203
Integrated Silicon Solution Inc *	4,084	60,321
Internap Network Services Corp *	7,453	52,544
International Rectifier Corp *	9,462	263,990
Intersil Corp ‘A’	17,089	255,481
Intevac Inc *	3,077	24,647
Intralinks Holdings Inc *	5,163	45,899
Itron Inc *	5,222	211,752
Ixia *	6,752	77,175
IXYS Corp	3,216	39,621
Kemet Corp *	6,014	34,580
Kopin Corp *	9,109	29,695
KVH Industries Inc *	533	6,945
Limelight Networks Inc *	7,739	23,681
Liquidity Services Inc *	3,529	55,617
Littelfuse Inc	422	39,225
ManTech International Corp ‘A’	3,190	94,169
Mentor Graphics Corp	12,869	277,584
Mercury Systems Inc *	4,536	51,438
Microsemi Corp *	4,053	108,458
Millennial Media Inc *	10,016	49,980
MKS Instruments Inc	7,115	222,273
Model N Inc *	765	8,453
ModusLink Global Solutions Inc *	5,061	18,928
MoneyGram International Inc *	3,868	56,976
Monster Worldwide Inc *	12,018	78,598
Multi-Fineline Electronix Inc *	1,040	11,482
Nanometrics Inc *	1,397	25,495
NETGEAR Inc *	4,853	168,739
Newport Corp *	623	11,525
Numerex Corp ‘A’ *	405	4,653
NVE Corp *	363	20,179
Oclaro Inc *	12,256	26,963
OmniVision Technologies Inc *	7,444	163,619
Oplink Communications Inc *	2,476	42,018
OPOWER Inc *	161	3,035
OSI Systems Inc *	2,046	136,570

	Shares	Value
Park Electrochemical Corp	2,778	$78,367
Paycom Software Inc *	859	12,533
PC Connection Inc	1,288	26,636
Peregrine Semiconductor Corp *	3,635	24,936
Perficient Inc *	1,626	31,658
Pericom Semiconductor Corp *	3,132	28,313
Photronics Inc *	8,098	69,643
Plantronics Inc	665	31,953
Plexus Corp *	2,956	127,965
PMC-Sierra Inc *	15,836	120,512
Polycom Inc *	9,942	124,573
PRGX Global Inc *	4,004	25,586
Procera Networks Inc *	2,373	23,944
Progress Software Corp *	6,810	163,712
Q2 Holdings Inc *	202	2,880
QAD Inc ‘A’	49	1,045
QLogic Corp *	11,620	117,246
Quantum Corp *	17,629	21,507
QuickLogic Corp *	628	3,247
QuinStreet Inc *	4,345	23,941
RealNetworks Inc *	3,079	23,493
Reis Inc	993	20,932
Rofin-Sinar Technologies Inc *	3,672	88,275
Rogers Corp *	1,725	114,454
Rosetta Stone Inc *	2,794	27,158
Rubicon Technology Inc *	3,131	27,396
Rudolph Technologies Inc *	3,905	38,581
Sanmina Corp *	10,936	249,122
Sapiens International Corp NV * (Netherlands)	2,802	22,416
ScanSource Inc *	3,785	144,133
Seachange International Inc *	4,227	33,858
ServiceSource International Inc *	9,090	52,722
Silicon Image Inc *	5,001	25,205
Silicon Laboratories Inc *	1,794	88,354
Silver Spring Networks Inc *	294	3,919
Speed Commerce Inc *	1,426	5,333
Stamps.com Inc *	161	5,424
Sykes Enterprises Inc *	4,794	104,174
SYNNEX Corp *	3,369	245,432
Take-Two Interactive Software Inc *	12,130	269,771
TechTarget Inc *	2,158	19,034
TeleCommunication Systems Inc ‘A’ *	6,624	21,793
Telenav Inc *	3,538	20,131
TeleTech Holdings Inc *	1,129	32,730
Tessco Technologies Inc	722	22,909
Tessera Technologies Inc	2,953	65,202
The Hackett Group Inc	2,625	15,671
TiVo Inc *	10,051	129,758
Tremor Video Inc *	4,667	22,028
Trulia Inc *	346	16,393
TTM Technologies Inc *	7,118	58,368
Ultra Clean Holdings Inc *	2,722	24,634
Ultratech Inc *	3,033	67,272
Unisys Corp *	2,718	67,243
Varonis Systems Inc *	77	2,234
Veeco Instruments Inc *	5,311	197,888
Verint Systems Inc *	395	19,375
Viasystems Group Inc *	619	6,741
Vishay Precision Group Inc *	1,690	27,817
Vringo Inc *	1,346	4,603
Xcerra Corp *	3,885	35,353
YuMe Inc *	2,380	14,042
Zendesk Inc *	168	2,920

		11,738,754

Materials - 4.4%

A Schulman Inc	2,983	115,442
Advanced Emissions Solutions Inc *	145	3,325
AEP Industries Inc *	84	2,929

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-71

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
AK Steel Holding Corp *	18,188	$144,777
Allied Nevada Gold Corp *	13,893	52,238
AM Castle & Co *	2,328	25,701
American Vanguard Corp	3,814	50,421
Ampco-Pittsburgh Corp	1,057	24,248
Axiall Corp	9,279	438,618
Berry Plastics Group Inc *	5,188	133,850
Century Aluminum Co *	6,835	107,173
Chase Corp	115	3,926
Coeur Mining Inc *	9,964	91,470
Commercial Metals Co	15,664	271,144
FutureFuel Corp	2,367	39,269
Handy & Harman Ltd *	557	14,911
Hawkins Inc	1,164	43,231
Haynes International Inc	1,568	88,733
Hecla Mining Co	45,559	157,179
Horsehead Holding Corp *	5,843	106,693
Innophos Holdings Inc	1,215	69,948
Innospec Inc	2,551	110,127
Intrepid Potash Inc *	7,437	124,644
Kaiser Aluminum Corp	2,398	174,742
KMG Chemicals Inc	1,238	22,259
Kraton Performance Polymers Inc *	4,371	97,867
Kronos Worldwide Inc	2,418	37,890
Landec Corp *	3,508	43,815
Louisiana-Pacific Corp *	18,721	281,189
LSB Industries Inc *	2,566	106,925
Materion Corp	1,652	61,108
Minerals Technologies Inc	3,310	217,070
Molycorp Inc *	24,176	62,132
Neenah Paper Inc	1,073	57,030
Noranda Aluminum Holding Corp	5,868	20,714
Olin Corp	10,485	282,256
Olympic Steel Inc	924	22,869
OM Group Inc	4,273	138,573
PH Glatfelter Co	3,558	94,394
Quaker Chemical Corp	546	41,927
Resolute Forest Products Inc *	8,637	144,929
RTI International Metals Inc *	3,850	102,372
Schnitzer Steel Industries Inc ‘A’	3,404	88,742
Schweitzer-Mauduit International Inc	3,423	149,448
Sensient Technologies Corp	6,188	344,795
Stepan Co	1,378	72,841
Stillwater Mining Co *	1,031	18,094
SunCoke Energy Inc *	2,872	61,748
Taminco Corp *	629	14,631
Texas Industries Inc *	287	26,507
Trecora Resources *	422	4,996
Tredegar Corp	3,281	76,808
Tronox Ltd ‘A’ (Australia)	8,162	219,558
UFP Technologies Inc *	788	18,983
United States Lime & Minerals Inc	11	713
Universal Stainless & Alloy Products Inc *	930	30,206
Walter Energy Inc	6,514	35,501
Wausau Paper Corp	566	6,124
Zep Inc	2,191	38,693

		5,438,446

Telecommunication Services - 0.8%

8x8 Inc *	7,968	64,382
Atlantic Tele-Network Inc	1,235	71,630
Boingo Wireless Inc *	3,027	20,674
Cbeyond Inc *	3,578	35,601
Cincinnati Bell Inc *	21,284	83,646
Consolidated Communications Holdings Inc	2,003	44,547
FairPoint Communications Inc *	573	8,005
Globalstar Inc *	36,303	154,288
Hawaiian Telcom Holdco Inc *	1,378	39,425
IDT Corp ‘B’	119	2,073
inContact Inc *	764	7,021

	Shares	Value
Intelsat SA * (Luxembourg)	2,704	$50,943
Iridium Communications Inc *	10,831	91,630
Lumos Networks Corp	383	5,542
magicJack VocalTec Ltd * (Israel)	196	2,964
NTELOS Holdings Corp	1,302	16,223
ORBCOMM Inc *	5,759	37,952
Premiere Global Services Inc *	5,381	71,836
Shenandoah Telecommunications Co	468	14,255
USA Mobility Inc	2,832	43,613
Vonage Holdings Corp *	23,111	86,666

		952,916

Utilities - 6.1%

ALLETE Inc	5,622	288,690
American States Water Co	4,788	159,105
Artesian Resources Corp ‘A’	1,075	24,166
Atlantic Power Corp (Canada)	16,206	66,445
Avista Corp	7,997	268,059
Black Hills Corp	5,919	363,367
California Water Service Group	6,374	154,251
Chesapeake Utilities Corp	1,278	91,160
Cleco Corp	8,005	471,895
Connecticut Water Service Inc	1,425	48,265
Dynegy Inc *	13,301	462,875
El Paso Electric Co	5,352	215,204
IDACORP Inc	6,675	386,015
MGE Energy Inc	4,596	181,588
Middlesex Water Co	2,183	46,236
New Jersey Resources Corp	5,592	319,639
Northwest Natural Gas Co	3,600	169,740
NorthWestern Corp	5,191	270,918
NRG Yield Inc ‘A’	2,673	139,130
ONE Gas Inc	6,865	259,154
Ormat Technologies Inc	1,473	42,466
Otter Tail Corp	4,860	147,209
Piedmont Natural Gas Co Inc	10,349	387,156
PNM Resources Inc	10,579	310,282
Portland General Electric Co	10,386	360,083
SJW Corp	1,630	44,336
South Jersey Industries Inc	4,359	263,327
Southwest Gas Corp	6,173	325,873
The Empire District Electric Co	5,751	147,686
The Laclede Group Inc	4,355	211,435
UIL Holdings Corp	7,530	291,486
Unitil Corp	1,893	64,040
UNS Energy Corp	5,519	333,403
WGL Holdings Inc	6,892	297,045
York Water Co	644	13,408

		7,625,137

Total Common Stocks (Cost $100,130,014)		116,526,715

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 2000 Value	18,178	1,877,060

Total Exchange-Traded Fund (Cost $1,766,913)		1,877,060

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-72

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $5,259,982; collateralized by U.S. Treasury Notes: 1.000% due 03/31/17 and value $5,369,975)	$5,259,982	$5,259,982

Total Short-Term Investment (Cost $5,259,982)		5,259,982

TOTAL INVESTMENTS - 99.4% (Cost $107,156,909)		123,678,003

OTHER ASSETS & LIABILITIES, NET - 0.6%		718,461

NET ASSETS - 100.0%		$124,396,464

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	36.0%
Industrials	12.5%
Consumer Discretionary	10.5%
Information Technology	9.4%
Energy	7.0%
Utilities	6.1%
Health Care	4.6%
Materials	4.4%
Short-Term Investment	4.2%
Others (each less than 3.0%)	4.7%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $14,246 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Russell 2000 Mini (09/14)	50	$131,776

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

Assets		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
	Rights (1)	$14,246	$-	$-	$14,246
	Common Stocks (1)	116,526,715	116,526,715	-	-
	Exchange-Traded Fund	1,877,060	1,877,060	-	-
	Short-Term Investment	5,259,982	-	5,259,982	-
	Derivatives:
	Equity Contracts
	Futures	131,776	131,776	-	-

	Total	$123,809,779	$118,535,551	$5,259,982	$14,246

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-73

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%

Empresas CMPC SA Exp 07/25/14 *	2,339	$508

Malaysia - 0.0%

Public Bank Bhd Exp 07/18/14 *	4,070	6,971

South Korea - 0.0%

BS Financial Group Inc Exp 07/04/14 *	1,043	1,340

Total Rights (Cost $0)		8,819

PREFERRED STOCKS - 4.3%

Brazil - 3.9%

AES Tiete SA	2,800	24,635
Banco Bradesco SA	38,125	553,024
Banco Bradesco SA ADR	9,270	134,600
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	25,300
Braskem SA ‘A’ ADR	2,100	26,985
Centrais Eletricas Brasileiras SA ‘B’	3,500	16,633
Centrais Eletricas Brasileiras SA ADR	800	3,808
Cia Brasileira de Distribuicao ‘A’	4,144	193,162
Cia Brasileira de Distribuicao ADR ‘A’	1,400	64,862
Cia Energetica de Minas Gerais	19,861	145,082
Cia Energetica de Sao Paulo ‘B’	3,500	44,037
Cia Paranaense de Energia ADR ‘B’	2,200	33,682
Gerdau SA	21,761	127,444
Gerdau SA ADR	6,842	40,299
Itau Unibanco Holding SA	47,083	681,260
Itau Unibanco Holding SA ADR	27,592	396,773
Lojas Americanas SA	16,529	105,479
Petroleo Brasileiro SA	41,982	328,522
Petroleo Brasileiro SA ADR	30,052	470,013
Suzano Papel e Celulose SA ‘A’	17,993	68,324
Telefonica Brasil SA	6,100	124,236
Ultrapar Participacoes SA ADR	3,300	77,880
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	12,805	43,929
Vale SA	27,300	325,574
Vale SA ADR	22,595	268,880

		4,324,423

Colombia - 0.4%

Banco Davivienda SA	3,684	59,504
Bancolombia SA ADR	3,643	210,566
Grupo Aval Acciones y Valores	83,725	60,223
Grupo de Inversiones Suramericana SA	2,699	57,249

		387,542

India - 0.0%

Zee Entertainment Enterprises Ltd	278,355	3,517

Total Preferred Stocks (Cost $5,471,911)		4,715,482

	Shares	Value
COMMON STOCKS - 94.8%

Bermuda - 1.2%

Beijing Enterprises Water Group Ltd	74,000	$49,516
Brilliance China Automotive Holdings Ltd	60,000	112,565
China Gas Holdings Ltd	58,000	120,362
China Resources Gas Group Ltd	26,000	81,907
COSCO Pacific Ltd	73,511	101,965
Credicorp Ltd	2,303	358,047
Haier Electronics Group Co Ltd	29,000	75,792
Hanergy Solar Group Ltd *	378,000	58,026
Kunlun Energy Co Ltd	90,000	148,488
Sihuan Pharmaceutical Holdings Group Ltd	108,000	66,070
VimpelCom Ltd ADR	14,932	125,429

		1,298,167

Brazil - 6.6%

AES Tiete SA	1,400	10,303
ALL-America Latina Logistica SA	14,902	56,182
AMBEV SA	90,740	647,234
AMBEV SA ADR	48,250	339,680
Banco Bradesco SA	17,237	251,514
Banco do Brasil SA	18,911	212,690
Banco Santander Brasil SA	18,600	127,283
Banco Santander Brasil SA ADR	13,939	96,458
BM&FBovespa SA	67,014	351,524
BR Malls Participacoes SA	10,200	86,789
BRF SA	11,327	273,755
BRF SA ADR	4,336	105,408
CCR SA	28,072	228,692
Centrais Eletricas Brasileiras SA ADR	2,651	7,741
CETIP SA - Mercados Organizados	12,100	172,231
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,800	83,616
Cia Energetica de Minas Gerais	5,100	36,516
Cia Hering	2,200	22,144
Cia Siderurgica Nacional SA	10,483	44,598
Cia Siderurgica Nacional SA ADR	8,700	37,062
Cielo SA	20,180	415,565
Cosan SA Industria e Comercio	3,876	70,345
CPFL Energia SA	5,200	47,846
CPFL Energia SA ADR	1,160	21,112
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	70,679
Duratex SA	10,010	40,865
EcoRodovias Infraestrutura e Logistica SA	6,000	41,113
Embraer SA ADR	4,985	181,604
Estacio Participacoes SA	6,900	91,344
Fibria Celulose SA *	5,500	53,345
Fibria Celulose SA ADR *	2,900	28,188
Gerdau SA	1,800	8,440
Grendene SA	836	5,225
Hypermarcas SA *	13,600	118,488
Itau Unibanco Holding SA	6,778	92,950
JBS SA	32,239	110,892
Klabin SA	18,200	91,432
Kroton Educacional SA	6,500	182,277
Localiza Rent a Car SA	5,635	92,935
Lojas Americanas SA	2,603	14,279
Lojas Renner SA	3,300	105,743
M Dias Branco SA	1,200	53,073
Multiplan Empreendimentos Imobiliarios SA	2,500	58,045
Natura Cosmeticos SA	4,821	81,277
Odontoprev SA	7,400	31,817
Oi SA	5,668	5,336
Oi SA ADR	16,704	14,461
Petroleo Brasileiro SA	38,478	282,816
Petroleo Brasileiro SA ADR	18,494	270,567
Porto Seguro SA	4,300	62,004

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-74

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Qualicorp SA *	3,300	$38,982
Raia Drogasil SA	4,800	39,625
Souza Cruz SA	14,000	144,277
Telefonica Brasil SA ADR	1,590	32,611
Tim Participacoes SA	23,600	138,000
Totvs SA	5,028	86,474
Tractebel Energia SA	6,200	92,600
Transmissora Alianca de Energia Eletrica SA	7,238	65,190
Ultrapar Participacoes SA	6,802	161,930
Vale SA	13,600	179,979
Vale SA ADR	21,437	283,612
WEG SA	9,620	123,173

		7,321,936

Cayman - 3.7%

Agile Property Holdings Ltd	18,000	12,695
Airtac International Group	5,000	53,823
Belle International Holdings Ltd	103,000	114,406
Biostime International Holdings Ltd	2,500	13,858
China Mengniu Dairy Co Ltd	29,000	134,278
China Resources Cement Holdings Ltd	52,000	32,641
China Resources Land Ltd	48,000	87,923
China State Construction International Holdings Ltd	30,000	52,653
Country Garden Holdings Co Ltd	278,044	110,527
ENN Energy Holdings Ltd	18,000	129,454
Eurasia Drilling Co Ltd GDR (LI) ~	2,982	94,017
Evergrande Real Estate Group Ltd	141,000	54,758
GCL-Poly Energy Holdings Ltd *	268,000	89,753
Geely Automobile Holdings Ltd	145,000	51,084
Greentown China Holdings Ltd	28,500	28,467
Hengan International Group Co Ltd	16,500	173,841
Kingsoft Corp Ltd	20,000	60,248
Longfor Properties Co Ltd	31,500	38,852
New World China Land Ltd	76,000	45,399
Shenzhou International Group Holdings Ltd	19,000	64,891
Shimao Property Holdings Ltd	43,426	79,816
Sino Biopharmaceutical Ltd	48,000	38,923
SOHO China Ltd	81,000	63,872
Tencent Holdings Ltd	137,500	2,102,596
Tingyi Cayman Islands Holding Corp	38,000	106,399
TPK Holding Co Ltd	4,000	39,910
Want Want China Holdings Ltd	128,000	184,005

		4,059,089

Chile - 1.7%

AES Gener SA	91,534	47,457
Aguas Andinas SA ‘A’	94,304	59,424
Banco de Chile ADR	1,227	98,295
Banco de Credito e Inversiones	850	49,171
Banco Santander Chile	1,004,805	66,301
Banco Santander Chile ADR	1,558	41,209
CAP SA	1,029	14,576
Cencosud SA	28,547	94,006
Cia Cervecerias Unidas SA ADR	2,000	46,840
Cia General de Electricidad SA	3,373	13,486
Colbun SA	179,217	44,981
Corpbanca SA	4,258,220	52,722
Empresa Nacional de Electricidad SA ADR	4,241	191,693
Empresas CMPC SA	44,438	97,198
Empresas COPEC SA	13,375	174,289
Enersis SA ADR	12,493	210,507
ENTEL Chile SA	4,334	53,388
Inversiones Aguas Metropolitanas SA	15,078	24,364
Latam Airlines Group SA ADR	11,040	148,157
SACI Falabella	24,831	225,920
Sigdo Koppers SA	8,610	12,284

	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR	1,300	$38,103
Sonda SA	17,471	41,070

		1,845,441

China - 7.6%

Agricultural Bank of China Ltd ‘H’	595,000	262,611
Air China Ltd ‘H’	58,000	33,991
Aluminum Corp of China Ltd ADR *	2,300	20,723
Angang Steel Co Ltd ‘H’	100,000	64,527
Anhui Conch Cement Co Ltd ‘H’	31,000	106,437
Bank of China Ltd ‘H’	1,818,400	814,723
Bank of Communications Co Ltd ‘H’	207,925	143,549
BBMG Corp ‘H’	36,500	23,571
Byd Co Ltd ‘H’ *	11,000	63,362
China BlueChemical Ltd ‘H’	22,000	12,033
China CITIC Bank Corp Ltd ‘H’	230,000	139,500
China Coal Energy Co Ltd ‘H’	146,000	75,948
China Communications Construction Co Ltd ‘H’	156,000	104,695
China Communications Services Corp Ltd ‘H’	68,000	33,090
China Construction Bank Corp ‘H’	1,381,340	1,045,147
China COSCO Holdings Co Ltd ‘H’ *	138,500	54,003
China Eastern Airlines Corp Ltd *	58,000	17,889
China International Marine Containers Group Co Ltd ‘H’	10,400	20,065
China Life Insurance Co Ltd ‘H’	90,000	235,265
China Life Insurance Co Ltd ADR	4,353	170,681
China Longyuan Power Group Corp ‘H’	30,000	32,572
China Merchants Bank Co Ltd ‘H’	111,300	219,485
China Minsheng Banking Corp Ltd ‘H’	144,000	130,541
China National Building Material Co Ltd ‘H’	70,000	61,728
China Oilfield Services Ltd ‘H’	44,000	105,922
China Pacific Insurance Group Co Ltd ‘H’	62,600	221,009
China Petroleum & Chemical Corp ‘H’	422,400	403,153
China Petroleum & Chemical Corp ADR	1,648	156,609
China Railway Construction Corp Ltd ‘H’	70,000	61,652
China Railway Group Ltd ‘H’	115,000	56,255
China Shenhua Energy Co Ltd ‘H’	84,000	242,987
China Shipping Container Lines Co Ltd ‘H’ *	95,000	24,519
China Telecom Corp Ltd ADR	2,344	114,739
Chongqing Rural Commercial Bank ‘H’	124,000	57,320
CITIC Securities Co Ltd ‘H’	20,500	45,289
CSR Corp Ltd ‘H’	40,000	30,087
Datang International Power Generation Co Ltd ‘H’	64,000	25,022
Dongfeng Motor Group Co Ltd ‘H’	66,000	118,305
Great Wall Motor Co Ltd ‘H’	31,000	115,373
Guangzhou Automobile Group Co Ltd ‘H’	42,000	48,732
Guangzhou R&F Properties Co Ltd ‘H’	40,000	49,437
Huaneng Power International Inc ‘H’	86,000	97,117
Huaneng Renewables Corp Ltd	44,000	14,532
Industrial & Commercial Bank of China Ltd ‘H’	1,531,045	968,585
Jiangsu Expressway Co Ltd ‘H’	24,000	28,414
Jiangxi Copper Co Ltd ‘H’	17,000	26,911
New China Life Insurance Co Ltd ‘H’	17,200	57,085
PetroChina Co Ltd ‘H’	326,000	410,463
PetroChina Co Ltd ADR	1,188	149,153
PICC Property & Casualty Co Ltd ‘H’	79,720	120,852
Ping An Insurance Group Co of China Ltd ‘H’	41,500	321,381
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	50,818
Shanghai Electric Group Co Ltd ‘H’	14,000	5,636
Shanghai Fosun Pharmaceutical Group Co Ltd	4,000	14,915
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	31,900	66,366

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-75

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Sinopec Shanghai Petrochemical Co Ltd ADR	928	$25,696
Sinopharm Group Co Ltd ‘H’	21,600	59,805
Tsingtao Brewery Co Ltd ‘H’	6,000	46,933
Weichai Power Co Ltd ‘H’	7,200	27,857
Yanzhou Coal Mining Co Ltd ‘H’	56,000	42,262
Yanzhou Coal Mining Co Ltd ADR	1,600	11,984
Zhaojin Mining Industry Co Ltd ‘H’	29,000	16,722
Zhejiang Expressway Co Ltd ‘H’	12,000	12,159
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	24,336
Zijin Mining Group Co Ltd ‘H’	112,000	25,433
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	22,794
ZTE Corp ‘H’	12,000	23,684

		8,434,439

Colombia - 0.8%

Almacenes Exito SA	7,141	120,165
Banco de Bogota SA	1,143	41,716
Bancolombia SA	6,685	94,580
Cementos Argos SA (BOG)	17,992	113,230
Ecopetrol SA	69,336	124,899
Ecopetrol SA ADR	3,773	136,017
Grupo Argos SA	5,291	63,827
Grupo Aval Acciones y Valores	43,742	31,679
Grupo Nutresa SA	1,682	24,755
Interconexion Electrica SA ESP	8,404	41,080
Isagen SA ESP	30,541	50,524

		842,472

Cyprus - 0.0%

Globaltrans Investment PLC GDR ~	4,069	46,601

Czech Republic - 0.2%

CEZ AS	4,465	134,769
Komercni Banka AS	419	96,377

		231,146

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	11,727	57,160
Global Telecom Holding GDR *	16,470	58,766

		115,926

Greece - 0.7%

Alpha Bank AE *	91,400	85,174
Folli Follie SA *	1,448	57,698
Hellenic Petroleum SA	3,272	25,900
Hellenic Telecommunications Organization SA *	8,164	120,645
JUMBO SA *	3,234	52,989
Motor Oil Hellas Corinth Refineries SA	181	1,919
National Bank of Greece SA *	10,070	36,779
OPAP SA	9,355	166,599
Piraeus Bank SA *	28,443	63,180
Public Power Corp SA	4,036	62,417
Titan Cement Co SA	1,910	62,029

		735,329

Hong Kong - 3.3%

Beijing Enterprises Holdings Ltd	16,500	156,228
China Everbright International Ltd	100,000	143,143
China Merchants Holdings International Co Ltd	22,000	68,756
China Mobile Ltd	9,000	87,374
China Mobile Ltd ADR	24,225	1,177,577
China Overseas Land & Investment Ltd	94,000	228,006
China Resources Enterprise Ltd	32,000	88,837
China Resources Power Holdings Co Ltd	32,000	90,882
China Taiping Insurance Holdings Co Ltd *	15,400	27,618

	Shares	Value
China Unicom Hong Kong Ltd	10,000	$15,454
China Unicom Hong Kong Ltd ADR	11,758	180,250
CITIC Pacific Ltd	68,000	119,176
CNOOC Ltd	40,000	71,789
CNOOC Ltd ADR	3,480	623,929
Fosun International Ltd	71,500	95,049
Guangdong Investment Ltd	76,000	87,682
Lenovo Group Ltd	154,000	210,444
Shanghai Industrial Holdings Ltd	17,169	52,326
Sino-Ocean Land Holdings Ltd	156,036	79,132
Sun Art Retail Group Ltd	44,000	50,357

		3,654,009

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	1,442	77,144
OTP Bank PLC	9,358	179,956
Richter Gedeon Nyrt	2,724	52,282

		309,382

India - 8.3%

ABB India Ltd	2,249	41,923
ACC Ltd	728	17,785
Adani Enterprises Ltd	1,199	9,072
Adani Ports & Special Economic Zone Ltd	9,699	39,306
Adani Power Ltd *	10,755	11,186
Aditya Birla Nuvo Ltd	2,630	60,356
Ambuja Cements Ltd	30,306	111,166
Apollo Hospitals Enterprise Ltd	2,321	38,396
Asian Paints Ltd	6,420	63,406
Aurobindo Pharma Ltd	8,908	109,731
Axis Bank Ltd	7,647	243,976
Bajaj Auto Ltd	2,663	102,614
Bajaj Holdings & Investment Ltd	804	16,994
Bank of Baroda	4,657	67,867
Bank of India	6,327	31,744
Bharat Heavy Electricals Ltd	17,710	73,706
Bharat Petroleum Corp Ltd	8,972	89,494
Bharti Airtel Ltd	15,159	85,017
Bosch Ltd	365	82,304
Cairn India Ltd	14,641	88,909
Cipla Ltd	9,033	65,809
Colgate-Palmolive India Ltd	1,412	35,416
Container Corp Of India	1,728	34,170
Dabur India Ltd	21,858	68,169
Divi’s Laboratories Ltd	2,452	59,495
DLF Ltd	14,014	50,110
Dr Reddy’s Laboratories Ltd	1,608	69,974
Dr Reddy’s Laboratories Ltd ADR	1,900	81,985
Eicher Motors Ltd	363	48,280
Federal Bank Ltd	8,335	18,530
GAIL India Ltd	5,282	40,704
GAIL India Ltd GDR ~	280	12,946
Godrej Consumer Products Ltd	2,985	40,917
HCL Technologies Ltd	6,348	158,415
HDFC Bank Ltd	36,344	496,769
Hero MotoCorp Ltd	2,438	106,943
Hindalco Industries Ltd	42,940	117,499
ICICI Bank Ltd	10,526	248,274
ICICI Bank Ltd ADR	2,708	135,129
Idea Cellular Ltd	30,201	66,504
IDFC Ltd	16,783	37,733
Indian Oil Corp Ltd	7,289	41,727
IndusInd Bank Ltd	3,595	34,173
Infosys Ltd	6,832	369,243
Infosys Ltd ADR	4,040	217,231
ITC Ltd	73,087	395,073
Jaiprakash Associates Ltd	49,050	62,963
Jindal Steel & Power Ltd	5,356	28,768
JSW Steel Ltd	5,608	115,327
Kotak Mahindra Bank Ltd	13,550	199,061

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-76

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Larsen & Toubro Ltd	9,412	$266,421
Lupin Ltd	2,084	36,315
Mahindra & Mahindra Ltd	10,431	198,978
Maruti Suzuki India Ltd	1,656	67,191
Motherson Sumi Systems Ltd	8,577	46,252
National Aluminium Co Ltd	5,262	5,162
Nestle India Ltd	608	49,834
NHPC Ltd	64,839	28,461
NTPC Ltd	30,501	79,337
Oil & Natural Gas Corp Ltd	25,286	178,668
Oil India Ltd	4,590	44,889
Oracle Financial Services Software Ltd *	841	43,779
Pidilite Industries Ltd	3,936	21,322
Power Grid Corp of India Ltd	22,814	52,801
Ranbaxy Laboratories Ltd *	5,898	50,662
Reliance Capital Ltd	6,056	66,107
Reliance Communications Ltd	17,316	42,083
Reliance Industries Ltd	29,384	496,097
Reliance Industries Ltd GDR (LI) ~	6,531	219,809
Reliance Infrastructure Ltd	4,162	53,539
Reliance Power Ltd *	15,483	27,894
Sesa Sterlite Ltd	24,858	120,837
Sesa Sterlite Ltd ADR	2,940	56,918
Shree Cement Ltd	491	58,819
Shriram Transport Finance Co Ltd	534	8,036
State Bank of India	5,391	240,871
Sun Pharmaceutical Industries Ltd	18,140	207,493
Tata Consultancy Services Ltd	14,498	584,786
Tata Global Beverages Ltd	12,875	36,982
Tata Motors Ltd	12,549	89,986
Tata Motors Ltd ADR	3,200	124,992
Tata Power Co Ltd	8,059	14,443
Tata Steel Ltd	10,565	92,856
Tech Mahindra Ltd	3,643	130,330
Titan Co Ltd	12,232	71,863
Ultratech Cement Ltd	1,575	67,877
United Breweries Ltd	2,860	33,213
Wipro Ltd	19,386	176,179
Yes Bank Ltd	7,759	69,837
Zee Entertainment Enterprises Ltd	13,255	64,726

		9,168,934

Indonesia - 3.0%

P.T. Adaro Energy Tbk	212,500	21,075
P.T. AKR Corporindo Tbk	141,000	51,530
P.T. Alam Sutera Realty Tbk	344,500	12,858
P.T. Astra Agro Lestari Tbk	26,500	62,619
P.T. Astra International Tbk	586,500	360,243
P.T. Bank Central Asia Tbk	416,100	386,235
P.T. Bank Danamon Indonesia Tbk	99,000	34,627
P.T. Bank Mandiri Persero Tbk	340,729	279,753
P.T. Bank Negara Indonesia Persero Tbk	320,100	128,774
P.T. Bank Rakyat Indonesia Persero Tbk	401,900	350,230
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	5,917
P.T. Bumi Resources Tbk *	122,000	1,750
P.T. Bumi Serpong Damai	255,000	31,953
P.T. Charoen Pokphand Indonesia Tbk	206,500	65,703
P.T. Ciputra Development Tbk	590,100	46,091
P.T. Global Mediacom Tbk	344,000	61,383
P.T. Gudang Garam Tbk	18,200	82,200
P.T. Indo Tambangraya Megah Tbk	7,000	15,952
P.T. Indocement Tunggal Prakarsa Tbk	37,500	71,373
P.T. Indofood CBP Sukses Makmur Tbk	36,000	30,375
P.T. Indofood Sukses Makmur Tbk	149,000	84,269
P.T. Japfa Comfeed Indonesia Tbk	153,500	15,802
P.T. Jasa Marga Persero Tbk	53,500	26,964
P.T. Kalbe Farma Tbk	362,000	50,727
P.T. Lippo Karawaci Tbk	846,100	68,534
P.T. Mayora Indah Tbk	7,583	18,749

	Shares	Value
P.T. Media Nusantara Citra Tbk	193,500	$44,829
P.T. MNC Investama Tbk	545,500	14,724
P.T. Perusahaan Gas Negara Persero Tbk	360,900	169,809
P.T. Semen Indonesia Persero Tbk	111,300	141,641
P.T. Summarecon Agung Tbk	209,000	20,034
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	21,721
P.T. Telekomunikasi Indonesia Persero Tbk ADR	6,361	264,999
P.T. Tower Bersama Infrastructure Tbk	63,000	42,561
P.T. Trada Maritime Tbk * +	392,600	61,101
P.T. Unilever Indonesia Tbk	39,000	96,360
P.T. United Tractors Tbk	42,696	83,245
P.T. Vale Indonesia Tbk	39,500	11,852
P.T. XL Axiata Tbk	47,000	20,216

		3,358,778

Malaysia - 4.5%

Aeon Co M Bhd	28,400	35,202
AirAsia Bhd	48,800	34,959
Alliance Financial Group Bhd	47,300	69,530
AMMB Holdings Bhd	70,100	155,443
Axiata Group Bhd	95,500	207,344
Batu Kawan Bhd	1,700	10,484
Berjaya Sports Toto Bhd	43,488	52,551
Boustead Holdings Bhd	3,300	5,313
Boustead Plantations Bhd *	600	303
British American Tobacco Malaysia Bhd	3,600	73,500
Bumi Armada Bhd *	22,100	23,401
CIMB Group Holdings Bhd	144,793	330,193
Dialog Group Bhd	40,800	48,189
DiGi.Com Bhd	97,000	173,100
DRB-Hicom Bhd	76,400	52,585
Gamuda Bhd	60,500	88,725
Genting Bhd	38,500	119,863
Genting Malaysia Bhd	80,500	105,361
Genting Plantations Bhd	8,800	31,791
Guinness Anchor Bhd	2,300	9,412
HAP Seng Consolidated Bhd	65,800	73,780
Hong Leong Bank Bhd	15,200	65,346
Hong Leong Financial Group Bhd	8,400	42,235
IJM Corp Bhd	47,200	98,613
IOI Corp Bhd	95,646	156,434
IOI Properties Group Bhd *	37,222	29,213
Kuala Lumpur Kepong Bhd	17,200	129,666
Lafarge Malaysia Bhd	16,800	51,526
Malayan Banking Bhd	137,620	421,385
Malaysia Airports Holdings Bhd	20,600	51,166
Maxis Bhd	74,900	157,454
MISC Bhd	38,860	78,674
MMC Corp Bhd	33,300	26,376
Nestle Malaysia Bhd	1,600	33,381
Parkson Holdings Bhd	19,080	15,333
Petronas Chemicals Group Bhd	93,500	197,137
Petronas Dagangan Bhd	11,200	83,914
Petronas Gas Bhd	15,800	120,561
PPB Group Bhd	23,500	110,805
Public Bank Bhd	40,700	248,160
RHB Capital Bhd	22,181	59,081
Sapurakencana Petroleum Bhd *	120,800	164,959
Sime Darby Bhd	82,109	247,276
SP Setia Bhd	50,529	48,310
Telekom Malaysia Bhd	30,187	59,695
Tenaga Nasional Bhd	77,300	293,290
UEM Sunrise Bhd	41,900	26,503
UMW Holdings Bhd	20,500	69,728
YTL Corp Bhd	228,408	115,301
YTL Power International Bhd *	57,750	26,444

		4,928,995

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-77

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Mexico - 5.3%

Alfa SAB de CV ‘A’	83,204	$230,305
America Movil SAB de CV ‘L’	720,816	747,291
America Movil SAB de CV ‘L’ ADR	16,792	348,434
Arca Continental SAB de CV	7,000	47,433
Cemex SAB de CV *	314,662	416,687
Cemex SAB de CV ADR *	3,188	42,177
Coca-Cola Femsa SAB de CV ADR	1,127	128,050
Controladora Comercial Mexicana SAB de CV	16,227	60,800
El Puerto de Liverpool SAB de CV ‘C1’	5,511	65,252
Fomento Economico Mexicano SAB de CV ADR	5,031	471,153
Grupo Aeroportuario del Pacifico SAB de CV ADR	311	21,030
Grupo Aeroportuario del Sureste SAB de CV ADR	430	54,619
Grupo Bimbo SAB de CV ‘A’	58,971	173,047
Grupo Carso SAB de CV ‘A1’	17,400	90,504
Grupo Financiero Banorte SAB de CV ‘O’	67,829	485,131
Grupo Financiero Inbursa SAB de CV ‘O’	84,497	250,622
Grupo Financiero Santander Mexico SAB de CV ‘B’	40,000	106,186
Grupo Mexico SAB de CV ‘B’	129,480	431,450
Grupo Televisa SAB	52,459	359,916
Grupo Televisa SAB ADR	6,973	239,244
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	60,294
Industrias Penoles SAB de CV	2,870	71,766
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	127,345
Mexichem SAB de CV	38,915	161,017
Minera Frisco SAB de CV ‘A1’ *	9,900	19,505
OHL Mexico SAB de CV *	19,300	59,223
Organizacion Soriana SAB de CV ‘B’ *	24,633	82,176
Promotora y Operadora de Infraestructura SAB de CV *	7,400	98,872
Wal-Mart de Mexico SAB de CV ‘V’	156,200	417,786

		5,867,315

Netherlands - 0.1%

X5 Retail Group NV GDR * ~	4,261	91,917

Peru - 0.1%

Cia de Minas Buenaventura SA ADR	2,748	32,454
Grana y Montero SA ADR	1,724	31,101

		63,555

Philippines - 1.3%

Aboitiz Equity Ventures Inc	34,920	44,802
Aboitiz Power Corp	21,700	18,221
Alliance Global Group Inc	169,300	112,843
Ayala Corp	5,030	74,618
Ayala Land Inc	189,600	132,506
Bank of the Philippine Islands	42,907	89,464
BDO Unibank Inc	44,843	96,058
DMCI Holdings Inc	17,650	29,971
Energy Development Corp	104,000	15,011
Globe Telecom Inc	1,415	51,872
International Container Terminal Services Inc	27,610	70,209
Jollibee Foods Corp	17,340	69,924
Manila Electric Co	3,410	19,984
Megaworld Corp	589,000	60,732
Metro Pacific Investments Corp	391,400	44,919
Metropolitan Bank & Trust Co	6,500	13,016
Philippine Long Distance Telephone Co	1,365	92,929
Philippine National Bank *	15,007	31,116
Robinsons Land Corp	20,600	11,139

	Shares	Value
San Miguel Corp	15,060	$ 28,635
SM Investments Corp	5,488	102,597
SM Prime Holdings Inc	188,900	68,641
Top Frontier Investment Holdings Inc *	1,506	4,139
Universal Robina Corp	31,820	112,495

		1,395,841

Poland - 2.0%

Bank Handlowy w Warszawie SA	1,418	55,919
Bank Millennium SA	16,906	43,269
Bank Pekao SA	4,539	258,469
Bank Zachodni WBK SA	936	113,766
Cyfrowy Polsat SA	2,934	21,597
Eurocash SA	1,604	21,238
Getin Noble Bank SA *	46,578	48,164
Grupa Azoty SA	734	17,522
ING Bank Slaski SA	1,403	61,243
Jastrzebska Spolka Weglowa SA	723	11,189
KGHM Polska Miedz SA	3,091	126,707
LPP SA	14	38,739
mBank	565	93,979
Orange Polska SA	30,618	97,794
PGE SA	28,050	199,960
Polski Koncern Naftowy Orlen SA	12,635	170,568
Polskie Gornictwo Naftowe i Gazownictwo SA	43,079	74,499
Powszechna Kasa Oszczednosci Bank Polski SA	29,387	364,792
Powszechny Zaklad Ubezpieczen SA	1,943	284,012
Synthos SA	25,885	37,688
Tauron Polska Energia SA	22,376	38,091

		2,179,205

Russia - 2.9%

Gazprom OAO ADR (LI)	137,593	1,199,800
Lukoil OAO ADR (LI)	6,752	402,505
Mechel ADR *	1,900	4,161
MegaFon OAO GDR ~	1,742	54,827
MMC Norilsk Nickel OJSC ADR (XLON)	10,267	203,842
Novolipetsk Steel OJSC GDR ~	2,810	39,435
Phosagro OAO GDR ~	2,967	37,148
Rosneft OAO GDR * ~	29,394	215,089
Rostelecom OJSC ADR (LI) *	1,521	22,922
RusHydro JSC ADR	35,932	68,676
Sberbank of Russia ADR (LON)	37,054	374,538
Severstal OAO GDR ~	6,678	54,510
Tatneft OAO ADR	7,164	277,691
Uralkali OJSC GDR (LI) ~	6,084	140,288
VTB Bank OJSC GDR (LI) ~	57,226	139,716

		3,235,148

South Africa - 8.0%

African Rainbow Minerals Ltd	4,312	75,721
Anglo American Platinum Ltd *	2,512	108,744
AngloGold Ashanti Ltd *	2,970	50,408
AngloGold Ashanti Ltd ADR *	12,092	208,103
ArcelorMittal South Africa Ltd *	3,427	10,011
Aspen Pharmacare Holdings Ltd	10,659	299,210
Assore Ltd	946	31,729
Barclays Africa Group Ltd	11,264	171,221
Barloworld Ltd	11,924	113,528
Bidvest Group Ltd	10,428	277,131
Capitec Bank Holdings Ltd	2,056	43,017
Coronation Fund Managers Ltd	7,445	66,902
Discovery Ltd	9,948	90,779
Distell Group Ltd	1,105	14,542
Exxaro Resources Ltd	5,603	72,993
FirstRand Ltd	97,621	374,040
Gold Fields Ltd ADR	39,566	147,186
Impala Platinum Holdings Ltd	23,038	231,704

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-78

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Imperial Holdings Ltd	5,562	$ 104,594
Investec Ltd	8,531	78,293
Kumba Iron Ore Ltd	1,852	58,955
Liberty Holdings Ltd	6,760	82,630
Life Healthcare Group Holdings Ltd	24,468	95,483
Massmart Holdings Ltd	2,949	36,616
Mediclinic International Ltd	9,529	73,192
MMI Holdings Ltd	48,721	119,960
Mondi Ltd	4,228	77,107
Mr Price Group Ltd	7,260	123,426
MTN Group Ltd	51,861	1,091,331
Nampak Ltd	18,796	65,023
Naspers Ltd ‘N’	9,760	1,148,818
Nedbank Group Ltd	8,065	173,829
Netcare Ltd	42,110	113,653
Pick n Pay Stores Ltd	11,592	63,362
PPC Ltd	640	1,885
Sanlam Ltd	61,852	359,451
Santam Ltd	220	4,039
Sasol Ltd	714	42,454
Sasol Ltd ADR	15,510	916,951
Shoprite Holdings Ltd	12,375	178,965
Standard Bank Group Ltd	38,012	518,239
Steinhoff International Holdings Ltd	57,399	319,293
The Foschini Group Ltd	8,077	84,628
The SPAR Group Ltd	5,358	62,606
Tiger Brands Ltd	4,908	141,508
Truworths International Ltd	10,708	75,427
Vodacom Group Ltd	11,980	148,070
Woolworths Holdings Ltd	18,668	137,202

		8,883,959

South Korea - 14.6%

Amorepacific Corp	103	155,139
AMOREPACIFIC Group	137	100,792
BS Financial Group Inc	6,150	90,259
Celltrion Inc *	883	40,618
Cheil Industries Inc +	1,419	100,535
Cheil Worldwide Inc *	2,070	46,678
CJ CheilJedang Corp	236	80,345
CJ Corp	378	52,322
CJ Korea Express Co Ltd *	274	32,640
Coway Co Ltd	1,260	105,514
Daelim Industrial Co Ltd	1,182	97,823
Daewoo Engineering & Construction Co Ltd *	1,660	14,257
Daewoo International Corp	650	23,410
Daewoo Securities Co Ltd *	5,401	46,539
Daewoo Shipbuilding & Marine Engineering Co Ltd	4,000	101,662
DGB Financial Group Inc	1,833	27,463
Dongbu Insurance Co Ltd	1,180	60,523
Doosan Corp	175	21,626
Doosan Heavy Industries & Construction Co Ltd	1,972	68,393
Doosan Infracore Co Ltd *	4,940	63,213
E-Mart Co Ltd	653	148,788
Grand Korea Leisure Co Ltd	1,620	66,591
GS Engineering & Construction Corp *	645	21,332
GS Holdings	1,907	84,765
Halla Visteon Climate Control Corp	440	19,916
Hana Financial Group Inc	9,760	358,845
Hankook Tire Co Ltd	1,286	76,757
Hanwha Chemical Corp	3,420	62,058
Hanwha Corp	1,700	43,076
Hanwha Life Insurance Co Ltd	10,020	63,708
Hotel Shilla Co Ltd	695	62,773
Hyosung Corp	888	59,200
Hyundai Department Store Co Ltd	433	59,475
Hyundai Engineering & Construction Co Ltd	2,204	124,857

	Shares	Value
Hyundai Glovis Co Ltd	368	$ 98,064
Hyundai Heavy Industries Co Ltd	1,365	237,330
Hyundai Marine & Fire Insurance Co Ltd	1,790	50,925
Hyundai Mipo Dockyard	263	37,758
Hyundai Mobis	1,632	457,994
Hyundai Motor Co	3,790	859,484
Hyundai Steel Co	2,126	156,636
Hyundai Wia Corp	529	102,536
Industrial Bank of Korea	4,590	61,232
Kangwon Land Inc	2,350	68,667
KB Financial Group Inc	7,390	257,433
KB Financial Group Inc ADR	3,700	128,612
KCC Corp	151	92,144
Kia Motors Corp	6,905	386,505
KJB Financial Group Co Ltd *	889	9,797
KNB Financial Group Co Ltd *	1,359	17,259
Korea Aerospace Industries Ltd	810	24,945
Korea Electric Power Corp	3,620	133,117
Korea Electric Power Corp ADR	5,300	97,520
Korea Gas Corp *	641	34,661
Korea Investment Holdings Co Ltd	260	10,261
Korea Zinc Co Ltd	171	67,090
Korean Air Lines Co Ltd *	691	22,805
KT Corp ADR	100	1,514
KT&G Corp	2,571	226,267
Kumho Petro chemical Co Ltd	349	30,415
LG Chem Ltd	1,198	351,140
LG Corp	2,901	177,547
LG Display Co Ltd *	6,660	209,747
LG Display Co Ltd ADR *	3,700	58,349
LG Electronics Inc	3,998	293,545
LG Household & Health Care Ltd	196	88,226
LG Uplus Corp	6,140	55,912
Lotte Chemical Corp	465	84,767
Lotte Confectionery Co Ltd	32	61,102
Lotte Shopping Co Ltd	295	89,619
LS Corp	365	26,738
Macquarie Korea Infrastructure Fund	3,090	19,211
Mando Corp	157	19,702
NAVER Corp	754	623,894
NCSoft Corp	291	52,475
OCI Co Ltd *	339	57,811
Orion Corp	86	78,272
POSCO	275	82,343
POSCO ADR	5,865	436,591
S-1 Corp	539	43,321
S-Oil Corp	1,409	79,087
Samsung C&T Corp	2,680	197,791
Samsung Electro-Mechanics Co Ltd	1,431	82,438
Samsung Electronics Co Ltd	2,639	3,450,578
Samsung Engineering Co Ltd *	593	46,934
Samsung Fire & Marine Insurance Co Ltd	1,108	282,082
Samsung Heavy Industries Co Ltd	5,100	135,482
Samsung Life Insurance Co Ltd	1,681	169,496
Samsung SDI Co Ltd	1,009	161,740
Samsung Securities Co Ltd	2,526	110,569
Samsung Techwin Co Ltd	678	35,327
Seoul Semiconductor Co Ltd	1,027	38,664
Shinhan Financial Group Co Ltd	8,690	402,654
Shinhan Financial Group Co Ltd ADR	3,065	140,561
Shinsegae Co Ltd	36	7,750
SK C&C Co Ltd	551	90,708
SK Holdings Co Ltd	1,783	321,677
SK Hynix Inc *	15,090	723,828
SK Innovation Co Ltd	2,044	226,877
SK Telecom Co Ltd ADR	3,000	77,820
Woori Finance Holdings Co Ltd *	11,721	139,562
Woori Investment & Securities Co Ltd	3,260	28,123
Young Poong Corp	5	5,964

		16,118,887

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-79

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Spain - 0.0%

Cemex Latam Holdings SA *	2,662	$26,089

Taiwan - 14.2%

Acer Inc *	170,156	121,644
Advanced Semiconductor Engineering Inc	151,000	196,411
Advanced Semiconductor Engineering Inc ADR	12,085	78,552
Advantech Co Ltd	15,000	128,169
Asia Cement Corp	99,789	136,777
Asustek Computer Inc	22,667	252,221
AU Optronics Corp *	213,000	90,216
AU Optronics Corp ADR *	16,068	67,325
Catcher Technology Co Ltd	19,000	177,235
Cathay Financial Holding Co Ltd	225,334	352,003
Chang Hwa Commercial Bank	156,220	96,818
Cheng Shin Rubber Industry Co Ltd	44,178	112,784
Chicony Electronics Co Ltd	20,200	54,520
China Airlines Ltd *	110,436	37,909
China Development Financial Holding Corp	511,834	168,307
China Life Insurance Co Ltd	115,423	106,483
China Motor Corp	20,000	19,959
China Petrochemical Development Corp	18,095	7,369
China Steel Chemical Corp	3,000	19,441
China Steel Corp	334,321	281,020
Chipbond Technology Corp	14,000	24,551
Chunghwa Telecom Co Ltd	29,000	93,451
Chunghwa Telecom Co Ltd ADR	7,998	256,416
Clevo Co	17,000	30,226
Compal Electronics Inc	209,092	170,988
CTBC Financial Holding Co Ltd	479,891	319,989
CTCI Corp	19,000	32,908
Delta Electronics Inc	58,000	422,832
E.Sun Financial Holding Co Ltd	186,445	119,567
Eclat Textile Co Ltd	5,100	61,786
Epistar Corp *	40,000	98,623
Eva Airways Corp *	69,000	33,175
Evergreen Marine Corp Taiwan Ltd *	141,000	76,968
Far Eastern Department Stores Ltd	20,352	19,118
Far Eastern New Century Corp	106,663	114,908
Far EasTone Telecommunications Co Ltd	45,000	102,521
Farglory Land Development Co Ltd	4,265	5,803
First Financial Holding Co Ltd	224,641	144,477
Formosa Chemicals & Fibre Corp	110,446	279,217
Formosa Petrochemical Corp	35,000	91,236
Formosa Plastics Corp	121,292	323,652
Foxconn Technology Co Ltd	22,911	55,543
Fubon Financial Holding Co Ltd	214,343	309,707
Giant Manufacturing Co Ltd	6,000	46,752
HannStar Display Corp *	55,000	22,559
Highwealth Construction Corp	10,000	22,352
Hiwin Technologies Corp	4,326	53,377
Hon Hai Precision Industry Co Ltd	268,201	898,109
Hotai Motor Co Ltd	7,000	89,311
HTC Corp	23,572	108,983
Hua Nan Financial Holdings Co Ltd	171,993	107,741
Innolux Corp *	304,510	142,746
Inotera Memories Inc *	42,000	76,343
Inventec Corp	81,000	77,566
Kenda Rubber Industrial Co Ltd	28,080	60,177
Kinsus Interconnect Technology Corp	13,000	58,329
Largan Precision Co Ltd	2,000	159,513
Lite-On Technology Corp	79,361	132,482
MediaTek Inc	32,020	542,273
Mega Financial Holding Co Ltd	329,089	273,352
Merida Industry Co Ltd	8,000	53,028
Nan Ya Plastics Corp	142,394	343,020
Novatek Microelectronics Corp	13,000	63,986

	Shares	Value
Pegatron Corp	70,090	$133,903
Phison Electronics Corp	5,000	40,263
Pou Chen Corp	53,000	63,798
Powertech Technology Inc	17,300	31,309
President Chain Store Corp	16,000	128,057
Quanta Computer Inc	72,000	209,000
Radiant Opto-Electronics Corp	11,669	50,014
Realtek Semiconductor Corp	30,300	95,973
Ruentex Development Co Ltd	24,406	44,212
Ruentex Industries Ltd	32,236	83,333
Sanyang Industry Co Ltd	11,000	11,531
Shin Kong Financial Holding Co Ltd	225,108	69,430
Siliconware Precision Industries Co	114,000	187,636
Simplo Technology Co Ltd	15,000	92,924
SinoPac Financial Holdings Co Ltd	281,158	126,661
St Shine Optical Co Ltd	3,000	74,124
Standard Foods Corp	9,700	26,969
Synnex Technology International Corp	46,000	77,482
Taishin Financial Holding Co Ltd	236,202	121,026
Taiwan Business Bank *	139,526	43,510
Taiwan Cement Corp	101,693	154,117
Taiwan Cooperative Financial Holding Co Ltd	202,021	115,721
Taiwan Fertilizer Co Ltd	33,000	65,422
Taiwan Glass Industry Corp	12,471	10,524
Taiwan Mobile Co Ltd	49,400	152,920
Taiwan Semiconductor Manufacturing Co Ltd	621,779	2,619,309
Taiwan Semiconductor Manufacturing Co Ltd ADR	29,499	630,984
Teco Electric & Machinery Co Ltd	69,000	79,424
Ton Yi Industrial Corp	33,000	33,537
TSRC Corp	9,000	12,719
U-Ming Marine Transport Corp	25,000	42,193
Uni-President Enterprises Corp	144,444	259,436
Unimicron Technology Corp	59,000	56,810
United Microelectronics Corp	386,000	193,227
United Microelectronics Corp ADR	5,700	13,737
Vanguard International Semiconductor Corp	31,000	49,760
Walsin Lihwa Corp *	67,000	23,895
Wan Hai Lines Ltd	28,000	14,346
Wistron Corp	94,609	86,329
WPG Holdings Ltd	44,000	60,560
Yuanta Financial Holding Co Ltd	362,210	195,881
Yulon Motor Co Ltd	25,000	40,687

		15,647,517

Thailand - 2.6%

Advanced Info Service PCL	34,300	232,503
Airports of Thailand PCL	15,100	92,367
Bangkok Bank PCL NVDR	23,200	137,979
Bangkok Dusit Medical Services PCL	97,000	49,925
Bangkok Life Assurance PCL NVDR	13,200	35,792
Banpu PCL	11,500	10,471
BEC World PCL	11,000	16,523
Berli Jucker PCL	21,300	30,847
Big C Supercenter PCL	9,100	57,214
Central Pattana PCL	26,000	39,261
Charoen Pokphand Foods PCL	101,200	84,983
CP ALL PCL	75,600	111,807
Delta Electronics Thailand PCL	36,400	70,097
Glow Energy PCL	28,400	73,046
Home Product Center PCL	41,377	12,253
Indorama Ventures PCL	30,900	26,422
IRPC PCL	203,300	21,174
Kasikornbank PCL	19,000	120,036
Kasikornbank PCL NVDR	20,400	128,239
Krung Thai Bank PCL	219,575	141,489
Land & Houses PCL NVDR	63,480	19,266
Minor International PCL	71,200	64,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-80

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Pruksa Real Estate PCL	87,300	$78,700
PTT Exploration & Production PCL	43,041	222,402
PTT Global Chemical PCL	58,800	122,284
PTT PCL	33,200	325,726
Ratchaburi Electricity Generating Holding PCL NVDR	32,100	53,658
Robinson Department Store PCL	18,000	31,662
Siam City Cement PCL	1,900	26,358
Thai Airways International PCL *	30,500	13,912
Thai Oil PCL	18,400	29,521
Thai Union Frozen Products PCL	10,400	20,829
The Siam Cement PCL NVDR	9,400	131,021
The Siam Commercial Bank PCL	28,700	146,383
TMB Bank PCL	327,600	24,433
Total Access Communication PCL	10,500	36,398
Total Access Communication PCL NVDR	7,000	24,266
True Corp PCL *	249,700	73,435

		2,936,866

Turkey - 1.7%

Akbank TAS	47,421	174,384
Anadolu Efes Biracilik Ve Malt Sanayii AS *	5,993	73,412
Arcelik AS	5,881	35,811
BIM Birlesik Magazalar AS	6,090	139,710
Coca-Cola Icecek AS	2,216	54,708
Enka Insaat ve Sanayi AS	17,479	47,442
Eregli Demir ve Celik Fabrikalari TAS	70,869	126,790
Ford Otomotiv Sanayi AS *	2,270	28,288
KOC Holding AS	16,745	82,207
TAV Havalimanlari Holding AS	4,584	36,461
Tofas Turk Otomobil Fabrikasi AS	7,825	48,573
Tupras Turkiye Petrol Rafinerileri AS	3,832	89,360
Turk Hava Yollari *	18,079	55,387
Turk Telekomunikasyon AS	10,513	30,371
Turkcell Iletisim Hizmetleri AS *	14,028	87,737
Turkcell Iletisim Hizmetleri AS ADR *	4,700	73,320
Turkiye Garanti Bankasi AS	57,601	225,415
Turkiye Halk Bankasi AS	16,860	126,547
Turkiye Is Bankasi ‘C’	68,301	184,751
Turkiye Sise ve Cam Fabrikalari AS	24,150	33,972
Turkiye Vakiflar Bankasi Tao ‘D’	24,805	58,196
Ulker Biskuvi Sanayi AS	6,186	51,831
Yapi ve Kredi Bankasi AS	22,801	49,728

		1,914,401

United Kingdom - 0.0%

Mail.ru Group Ltd GDR (LI) * ~	1,186	41,762

Total Common Stocks (Cost $93,505,553)		104,753,106

TOTAL INVESTMENTS - 99.1% (Cost $98,977,464)		109,477,407

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,018,817

NET ASSETS - 100.0%		$110,496,224

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.4%
Information Technology	17.5%
Energy	9.8%
Materials	9.5%
Consumer Discretionary	9.2%
Consumer Staples	8.2%
Industrials	7.5%
Telecommunication Services	6.6%
Utilities	3.7%
Others (each less than 3.0%)	1.7%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

South Korea	14.6%
Taiwan	14.2%
Brazil	10.5%
India	8.3%
South Africa	8.0%
China	7.6%
Mexico	5.3%
Malaysia	4.5%
Cayman	3.7%
Hong Kong	3.3%
Indonesia	3.0%
Others (each less than 3.0%)	16.1%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	Investments with a total aggregate value of $161,636 or 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-81

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Chile	$508	$508	$-	$-
	Malaysia	6,971	6,971	-	-
	South Korea	1,340	-	1,340	-

		8,819	7,479	1,340	-
	Preferred Stocks
	Brazil	4,324,423	4,324,423	-	-
	Colombia	387,542	210,566	176,976	-
	India	3,517	3,517	-	-

		4,715,482	4,538,506	176,976	-
	Common Stocks
	Bermuda	1,298,167	483,476	814,691	-
	Brazil	7,321,936	7,321,936	-	-
	Cayman	4,059,089	-	4,059,089	-
	Chile	1,845,441	1,845,441	-	-
	China	8,434,439	649,585	7,784,854	-
	Colombia	842,472	136,017	706,455	-
	Cyprus	46,601	-	46,601	-
	Czech Republic	231,146	-	231,146	-
	Egypt	115,926	-	115,926	-
	Greece	735,329	-	735,329	-
	Hong Kong	3,654,009	1,981,756	1,672,253	-
	Hungary	309,382	-	309,382	-
	India	9,168,934	616,255	8,552,679	-
	Indonesia	3,358,778	264,999	3,032,678	61,101
	Malaysia	4,928,995	303	4,928,692	-
	Mexico	5,867,315	5,867,315	-	-
	Netherlands	91,917	-	91,917	-
	Peru	63,555	63,555	-	-
	Philippines	1,395,841	-	1,395,841	-
	Poland	2,179,205	-	2,179,205	-
	Russia	3,235,148	50,027	3,185,121	-
	South Africa	8,883,959	1,272,240	7,611,719	-
	South Korea	16,118,887	968,023	15,050,329	100,535
	Spain	26,089	-	26,089	-
	Taiwan	15,647,517	1,047,014	14,600,503	-
	Thailand	2,936,866	-	2,936,866	-
	Turkey	1,914,401	73,320	1,841,081	-
	United Kingdom	41,762	-	41,762	-

		104,753,106	22,641,262	81,950,208	161,636

	Total	$109,477,407	$27,187,247	$82,128,524	$161,636

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	($21,775)	$-	($21,775)	$-

During the period ended June 30, 2014, an investment with a value of $52,989 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $8,911,006 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, an investment with a value of $100,535 was transferred from Level 2 to Level 3 due to the investment being suspended from trading on a foreign exchange and no observable market-based inputs are available.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-82

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Groupe Fnac Exp 05/16/15 *	4	$24

Spain - 0.0%

Repsol SA Exp 07/10/14 *	13,357	9,090

Total Rights (Cost $8,814)		9,114

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	37,911

Total Preferred Stocks (Cost $22,181)		37,911

COMMON STOCKS - 99.0%

Australia - 6.6%

Adelaide Brighton Ltd	16,044	52,180
AGL Energy Ltd	9,913	144,679
ALS Ltd	5,236	43,768
Alumina Ltd *	12,510	15,940
Alumina Ltd ADR *	4,800	24,240
Amcor Ltd	23,527	231,520
AMP Ltd	96,334	481,860
Ansell Ltd	4,055	75,875
APA Group	14,988	97,363
Aristocrat Leisure Ltd	20,457	101,556
Asciano Ltd	22,097	117,401
ASX Ltd	6,311	212,063
Aurizon Holdings Ltd	37,837	177,792
Australia & New Zealand Banking Group Ltd	57,774	1,817,605
Australian Infrastructure Fund Ltd	4,334	16
Bank of Queensland Ltd	13,402	154,179
Bendigo & Adelaide Bank Ltd	10,600	121,920
BHP Billiton Ltd	19,838	677,738
BHP Billiton Ltd ADR	23,501	1,608,643
BlueScope Steel Ltd *	23,225	118,652
Boral Ltd	16,558	82,053
Brambles Ltd	32,304	280,140
Caltex Australia Ltd	3,056	62,194
carsales.com Ltd	4,885	48,832
Challenger Ltd	4,422	31,012
Coca-Cola Amatil Ltd	12,418	110,723
Cochlear Ltd	1,324	77,079
Commonwealth Bank of Australia	33,557	2,560,942
Computershare Ltd	8,854	104,274
Crown Resorts Ltd	6,794	96,922
CSL Ltd	10,058	631,470
DUET Group	20,610	47,026
Echo Entertainment Group Ltd	8,968	26,562
Flight Centre Travel Group Ltd	1,911	80,178
Fortescue Metals Group Ltd	48,746	200,247
GrainCorp Ltd ‘A’	2,443	19,362
Harvey Norman Holdings Ltd	7,845	22,951
Iluka Resources Ltd	5,605	43,012
Incitec Pivot Ltd	50,164	137,290
Insurance Australia Group Ltd	67,234	370,447
Leighton Holdings Ltd	1,536	28,582
Lend Lease Group	11,075	137,099

	Shares	Value
Macquarie Group Ltd	8,672	$ 487,462
Metcash Ltd	14,229	35,439
National Australia Bank Ltd	39,000	1,206,373
New Hope Corp Ltd	4,341	10,969
Newcrest Mining Ltd *	20,859	210,981
Orica Ltd	8,882	163,300
Origin Energy Ltd	26,956	371,873
Orora Ltd	23,527	31,626
Platinum Asset Management Ltd	10,177	60,529
Primary Health Care Ltd	13,677	58,537
Qantas Airways Ltd *	14,454	17,188
QBE Insurance Group Ltd	23,098	236,900
Ramsay Health Care Ltd	2,883	123,807
REA Group Ltd	1,353	54,546
Recall Holdings Ltd *	5,190	23,405
Rio Tinto Ltd	9,157	512,662
Santos Ltd	22,243	299,307
Seek Ltd	4,733	70,843
Seven West Media Ltd	9,262	16,415
Sims Metal Management Ltd ADR *	1,200	10,884
Sonic Healthcare Ltd	6,663	108,957
SP AusNet	14,345	17,929
Spark Infrastructure Group	13,849	24,166
Suncorp Group Ltd	36,141	461,658
Super Retail Group Ltd	4,741	37,848
Sydney Airport	23,355	93,007
Tabcorp Holdings Ltd	17,777	56,313
Tatts Group Ltd	45,475	140,305
Telstra Corp Ltd	92,746	455,871
Toll Holdings Ltd	23,800	114,538
TPG Telecom Ltd	7,273	37,811
Transurban Group	31,438	219,149
Treasury Wine Estates Ltd	6,471	30,577
Wesfarmers Ltd	23,221	916,730
Westpac Banking Corp	21,320	681,688
Westpac Banking Corp ADR	21,072	676,833
Woodside Petroleum Ltd	19,979	774,143
Woolworths Ltd	26,320	873,965
WorleyParsons Ltd	3,138	51,568

		21,249,489

Austria - 0.3%

Andritz AG	2,698	155,746
BUWOG AG *	917	17,696
Erste Group Bank AG	6,686	216,291
IMMOFINANZ AG *	18,349	64,838
OMV AG	4,590	207,430
Raiffeisen Bank International AG	5,783	184,100
Verbund AG	991	19,195
Vienna Insurance Group AG Wiener Versicherung Gruppe	926	49,570
Voestalpine AG	1,865	88,707

		1,003,573

Belgium - 1.1%

Ageas	5,576	222,474
Anheuser-Busch InBev NV	5,711	656,428
Anheuser-Busch InBev NV ADR	9,999	1,149,285
Belgacom SA	4,739	157,127
Colruyt SA	1,285	65,245
Delhaize Group SA	2,067	139,755
Delhaize Group SA ADR	4,196	70,745
KBC Groep NV *	6,408	348,241
Solvay SA	1,678	289,280
Telenet Group Holding NV *	785	44,708
UCB SA	3,417	289,068
Umicore SA	3,057	142,283

		3,574,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-83

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Bermuda - 0.4%

Cheung Kong Infrastructure Holdings Ltd	14,000	$ 96,549
Esprit Holdings Ltd	29,079	41,275
First Pacific Co Ltd	108,000	120,684
Golar LNG Ltd (NOTC)	834	50,123
Hongkong Land Holdings Ltd	27,000	180,112
Johnson Electric Holdings Ltd	50,000	44,706
Kerry Logistics Network Ltd	3,500	5,532
Kerry Properties Ltd	7,000	24,500
Li & Fung Ltd	122,000	180,697
Noble Group Ltd	115,000	126,435
NWS Holdings Ltd	16,000	29,685
Orient Overseas International Ltd	3,500	17,142
Seadrill Ltd (NYSE)	2,543	101,593
Seadrill Ltd (XOSL)	5,495	217,728
Shangri-La Asia Ltd (XHKG)	28,666	44,927
VTech Holdings Ltd	2,200	29,242
Yue Yuen Industrial Holdings Ltd	9,000	30,144

		1,341,074

Canada - 9.6%

Agnico Eagle Mines Ltd (NYSE)	2,149	82,307
Agnico Eagle Mines Ltd (TSE)	2,500	95,731
Agrium Inc (NYSE)	1,999	183,168
Agrium Inc (TSE)	2,451	224,530
Aimia Inc	3,814	66,769
Alimentation Couche Tard Inc ‘B’	8,550	234,213
AltaGas Ltd	1,600	73,594
ARC Resources Ltd	5,578	169,841
Atco Ltd ‘I’	2,296	111,287
Athabasca Oil Corp *	3,400	24,407
Bank of Montreal (NYSE)	4,960	365,006
Bank of Montreal (TSE)	8,469	623,676
Bank of Nova Scotia (NYSE)	6,434	428,504
Bank of Nova Scotia (TSE)	17,013	1,134,253
Barrick Gold Corp (NYSE)	1,214	22,216
Barrick Gold Corp (TSE)	22,245	407,354
Baytex Energy Corp (NYSE)	1,143	52,749
Baytex Energy Corp (TSE)	1,147	52,940
BCE Inc (NYSE)	995	45,133
BCE Inc (TSE)	4,449	201,801
Bell Aliant Inc	1,465	38,291
BlackBerry Ltd (NASDAQ) *	3,911	40,049
BlackBerry Ltd (TSE) *	4,057	41,595
Bombardier Inc ‘B’	33,600	118,712
Bonavista Energy Corp	3,500	53,695
Brookfield Asset Management Inc ‘A’ (TSE)	12,875	567,222
CAE Inc	5,800	75,880
Cameco Corp (NYSE)	4,932	96,716
Cameco Corp (TSE)	4,548	89,208
Canadian Imperial Bank of Commerce (NYSE)	2,468	224,539
Canadian Imperial Bank of Commerce (TSE)	6,037	549,358
Canadian National Railway Co (NYSE)	5,802	377,246
Canadian National Railway Co (TSE)	12,412	807,266
Canadian Natural Resources Ltd (NYSE)	7,237	332,251
Canadian Natural Resources Ltd (TSE)	15,801	726,042
Canadian Oil Sands Ltd	11,490	260,370
Canadian Pacific Railway Ltd (NYSE)	1,387	251,241
Canadian Pacific Railway Ltd (TSE)	2,300	416,675
Canadian Tire Corp Ltd ‘A’	2,525	242,242
Canadian Utilities Ltd ‘A’	2,000	74,973
Canadian Western Bank	2,200	82,244
Canfor Corp *	2,200	48,163
Catamaran Corp (NASDAQ) *	898	39,656
Catamaran Corp (TSE) *	2,600	114,814
CCL Industries Inc ‘B’	500	48,147
Cenovus Energy Inc (NYSE)	6,149	199,043
Cenovus Energy Inc (TSE)	10,684	346,338
CGI Group Inc ‘A’ (NYSE) *	2,996	106,298

	Shares	Value
CGI Group Inc ‘A’ (TSE) *	3,600	$127,597
CI Financial Corp	2,900	95,258
Cineplex Inc	467	18,141
Constellation Software Inc	300	76,461
Crescent Point Energy Corp	7,397	327,824
Dollarama Inc	1,109	91,304
Eldorado Gold Corp	14,649	112,025
Emera Inc	1,500	47,950
Empire Co Ltd ‘A’	800	54,400
Enbridge Inc (NYSE)	2,108	100,067
Enbridge Inc (TSE)	14,035	665,941
Encana Corp (NYSE)	6,354	150,653
Encana Corp (TSE)	10,648	252,267
Enerplus Corp (NYSE)	4,037	101,652
Enerplus Corp (TSE)	1,296	32,660
Ensign Energy Services Inc	2,900	45,033
Fairfax Financial Holdings Ltd	658	312,162
Finning International Inc	4,894	136,860
First Capital Realty Inc	2,400	41,880
First Quantum Minerals Ltd	15,617	333,986
Fortis Inc	3,000	91,289
Franco-Nevada Corp	350	20,090
Genworth MI Canada Inc	1,212	43,173
George Weston Ltd	700	51,635
Gibson Energy Inc	3,700	118,034
Gildan Activewear Inc (NYSE)	1,300	76,544
Gildan Activewear Inc (TSE)	1,400	82,487
Goldcorp Inc (NYSE)	5,991	167,209
Goldcorp Inc (TSE)	12,030	335,742
Great-West Lifeco Inc	5,200	147,075
Husky Energy Inc	7,056	227,871
IGM Financial Inc	2,400	114,889
Imperial Oil Ltd (ASE)	2,400	126,312
Imperial Oil Ltd (TSE)	3,750	197,613
Industrial Alliance Insurance & Financial Services Inc	1,821	79,799
Intact Financial Corp	2,550	175,839
Inter Pipeline Ltd	6,200	192,441
Keyera Corp	1,800	132,607
Kinross Gold Corp *	15,359	63,621
Linamar Corp	1,100	64,894
Loblaw Cos Ltd	2,946	131,473
Lundin Mining Corp *	22,000	121,025
MacDonald Dettwiler & Associates Ltd	800	65,324
Magna International Inc (NYSE)	1,784	192,226
Magna International Inc (TSE)	3,200	344,456
Manitoba Telecom Services Inc	1,400	40,594
Manulife Financial Corp (NYSE)	9,619	191,130
Manulife Financial Corp (TSE)	27,704	550,679
MEG Energy Corp *	2,100	76,537
Methanex Corp (NASDAQ)	1,604	99,095
Methanex Corp (TSE)	1,400	86,554
Metro Inc	1,400	86,555
National Bank of Canada	6,730	285,460
New Gold Inc *	6,100	38,702
Onex Corp	1,600	98,994
Open Text Corp (NASDAQ)	2,832	135,766
Open Text Corp (TSE)	1,200	57,579
Pacific Rubiales Energy Corp	10,625	215,876
Pan American Silver Corp	3,400	52,129
Paramount Resources Ltd ‘A’ *	1,100	61,389
Pembina Pipeline Corp (NYSE)	3,901	167,743
Pembina Pipeline Corp (TSE)	2,915	125,418
Pengrowth Energy Corp	9,358	67,090
Penn West Petroleum Ltd	7,716	75,349
Peyto Exploration & Development Corp	2,400	90,665
Potash Corp of Saskatchewan Inc (NYSE)	3,138	119,118
Potash Corp of Saskatchewan Inc (TSE)	13,751	522,952
Precision Drilling Corp (NYSE)	6,336	89,718
Precision Drilling Corp (TSE)	2,800	39,649

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-84

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Progressive Waste Solutions Ltd	2,300	$ 59,038
Quebecor Inc ‘B’	2,200	53,235
Ritchie Bros Auctioneers Inc	804	19,816
Rogers Communications Inc ‘B’ (NYSE)	3,198	128,719
Rogers Communications Inc ‘B’ (TSE)	5,500	221,330
Royal Bank of Canada (NYSE)	5,395	385,365
Royal Bank of Canada (TSE)	19,678	1,406,717
Saputo Inc	3,900	233,660
Shaw Communications Inc ‘B’	8,335	213,716
ShawCor Ltd	1,100	61,172
Silver Wheaton Corp (TSE)	5,700	149,999
SNC-Lavalin Group Inc	2,617	137,637
Stantec Inc (NYSE)	500	31,000
Sun Life Financial Inc (NYSE)	3,115	114,352
Sun Life Financial Inc (TSE)	8,561	314,664
Suncor Energy Inc (NYSE)	10,744	458,017
Suncor Energy Inc (TSE)	21,925	934,902
Talisman Energy Inc (NYSE)	8,695	92,167
Talisman Energy Inc (TSE)	19,511	206,255
Teck Resources Ltd ‘B’ (NYSE)	3,514	80,225
Teck Resources Ltd ‘B’ (TSE)	8,150	186,059
TELUS Corp	4,800	178,901
The Jean Coutu Group PJC Inc ‘A’	3,100	65,832
The Toronto-Dominion Bank (NYSE)	6,146	315,966
The Toronto-Dominion Bank (TSE)	27,068	1,393,417
Thomson Reuters Corp (NYSE)	1,569	57,049
Thomson Reuters Corp (TSE)	5,700	207,530
Tim Hortons Inc (NYSE)	999	54,675
Tim Hortons Inc (TSE)	2,100	114,875
Tourmaline Oil Corp *	3,100	163,447
TransAlta Corp (NYSE)	4,700	57,669
TransAlta Corp (TSE)	3,800	46,581
TransCanada Corp (NYSE)	3,015	143,876
TransCanada Corp (TSE)	10,270	490,184
Trican Well Service Ltd	1,800	29,065
Trilogy Energy Corp	300	8,210
Turquoise Hill Resources Ltd (TSE) *	13,160	44,029
Valeant Pharmaceuticals International Inc (NYSE) *	1,998	251,988
Valeant Pharmaceuticals International Inc (TSE) *	4,900	619,658
Veresen Inc	2,500	43,930
Vermilion Energy Inc	1,433	99,714
West Fraser Timber Co Ltd	1,200	58,153
Whitecap Resources Inc	7,300	112,676
Yamana Gold Inc	20,500	168,680

		31,044,433

Cayman - 0.3%

AAC Technologies Holdings Inc	14,000	91,164
ASM Pacific Technology Ltd	6,400	69,951
Chow Tai Fook Jewellery Group Ltd	31,200	47,673
FIH Mobile Ltd *	27,000	17,158
Lifestyle International Holdings Ltd	8,500	16,648
Melco Crown Entertainment Ltd ADR	3,809	136,019
MGM China Holdings Ltd	21,200	73,598
SA SA International Holdings Ltd	36,000	24,854
Sands China Ltd	55,200	416,975
Wynn Macau Ltd	30,000	117,689
Xinyi Glass Holdings Ltd	10,000	5,867
Xinyi Solar Holdings Ltd	10,000	2,567

		1,020,163

Cyprus - 0.0%

Prosafe SE	2,381	19,652

Denmark - 1.5%

AP Moller - Maersk AS ‘A’	70	164,789
AP Moller - Maersk AS ‘B’	158	392,851

	Shares	Value
Carlsberg AS ‘B’	2,154	$ 232,004
Chr Hansen Holding AS	1,458	61,399
Coloplast AS ‘B’	2,340	211,720
Danske Bank AS	15,300	432,662
DSV AS	6,424	209,412
GN Store Nord AS	3,676	105,326
H Lundbeck AS	1,363	33,554
Jyske Bank AS *	1,323	75,102
Novo Nordisk AS ‘B’	21,812	1,006,899
Novo Nordisk AS ADR	21,215	979,921
Novozymes AS ‘B’	4,649	233,271
Pandora AS	2,148	164,813
TDC AS	25,037	259,104
Topdanmark AS *	1,550	47,209
Tryg AS	237	23,944
Vestas Wind Systems AS *	6,234	314,832
William Demant Holding AS *	289	26,241

		4,975,053

Finland - 1.0%

Elisa OYJ	1,458	44,573
Fortum OYJ	14,294	383,496
Kesko OYJ ‘B’	886	34,989
Kone OYJ ‘B’	8,946	373,530
Metso OYJ	2,184	82,746
Neste Oil OYJ	2,857	55,679
Nokia OYJ	72,003	544,644
Nokia OYJ ADR	19,600	148,176
Nokian Renkaat OYJ	2,835	110,718
Orion OYJ ‘A’	400	14,860
Orion OYJ ‘B’	905	33,713
Sampo OYJ ‘A’	13,960	706,599
Stora Enso OYJ ‘R’	21,303	207,084
UPM-Kymmene OYJ	15,755	268,820
Valmet Corp	2,184	26,110
Wartsila OYJ Abp	4,174	206,878

		3,242,615

France - 8.2%

Accor SA	2,602	135,215
Aeroports de Paris	429	56,504
Air Liquide SA	6,699	904,428
Alcatel-Lucent *	53,402	191,492
Alcatel-Lucent ADR	8,000	28,480
Alstom SA	3,380	123,365
Arkema SA	1,093	106,388
AtoS	1,104	92,031
AXA SA	37,012	883,283
AXA SA ADR	2,200	52,756
BioMerieux	397	42,778
BNP Paribas SA	21,811	1,479,861
Bollore SA	106	68,801
Bouygues SA	4,871	203,024
Bureau Veritas SA	3,836	106,477
Cap Gemini SA	2,911	207,904
Carrefour SA	13,344	491,801
Casino Guichard Perrachon SA	2,441	323,454
CGG SA *	1,488	21,037
CGG SA ADR *	1,300	18,460
Christian Dior SA	1,472	292,655
Cie de St-Gobain	8,890	500,827
Cie Generale des Etablissements Michelin	5,392	645,056
CNP Assurances	4,264	88,526
Credit Agricole SA	20,603	290,598
Danone SA	10,289	763,626
Dassault Systemes	1,180	151,668
Edenred	3,231	97,902
Eiffage SA	1,346	91,455
Electricite de France SA	4,690	147,710
Essilor International SA	3,831	406,728

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-85

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Euler Hermes SA	181	$ 21,736
Eutelsat Communications SA	1,857	64,492
Faurecia	1,300	48,988
GDF Suez	32,861	903,515
Groupe Eurotunnel SA	9,283	125,670
Iliad SA	490	147,879
Imerys SA	707	59,664
JCDecaux SA	1,085	40,529
Kering	1,326	290,568
L’Oreal SA	4,323	745,425
Lafarge SA	4,816	418,125
Lagardere SCA	2,244	73,083
Legrand SA	4,995	305,355
LVMH Moet Hennessy Louis Vuitton SA	5,010	965,079
Natixis	23,063	147,682
Orange SA	41,097	647,675
Orange SA ADR	5,000	79,000
Pernod Ricard SA	3,737	448,781
Peugeot SA *	8,448	125,097
Plastic Omnium SA	1,664	52,325
Publicis Groupe SA	3,831	325,214
Remy Cointreau SA	506	46,552
Renault SA	4,085	370,053
Rexel SA	3,436	80,329
Safran SA	5,790	378,865
Sanofi	19,075	2,028,874
Sanofi ADR	3,955	210,287
Schneider Electric SE (LI)	219	20,683
Schneider Electric SE (PAR)	11,494	1,084,048
SCOR SE	2,828	97,289
SEB SA	232	20,523
Societe BIC SA	847	115,867
Societe Generale SA	15,919	832,482
Sodexo	1,989	214,063
Suez Environnement Co	5,636	108,025
Technip SA	1,646	180,297
Thales SA	2,171	131,203
Total SA	38,629	2,790,962
Total SA ADR	7,641	551,680
Valeo SA	1,848	247,820
Vallourec SA	1,958	87,639
Veolia Environnement SA	7,953	151,350
Veolia Environnement SA ADR	1,468	27,892
Vinci SA	10,381	775,317
Vivendi SA *	26,771	654,714
Zodiac Aerospace	3,450	116,685

		26,373,671

Germany - 7.7%

adidas AG	4,492	455,000
Allianz SE	8,908	1,484,658
Axel Springer SE	980	60,298
BASF SE	19,513	2,272,053
Bayer AG	17,474	2,468,175
Bayerische Motoren Werke AG	6,875	872,046
Beiersdorf AG	1,950	188,709
Bilfinger SE	810	92,301
Brenntag AG	917	163,790
Celesio AG	645	22,960
Commerzbank AG *	22,304	350,658
Continental AG	2,432	563,381
Daimler AG (XETR)	18,312	1,714,919
Deutsche Bank AG (NYSE)	10,931	384,553
Deutsche Bank AG (XETR)	11,755	413,567
Deutsche Boerse AG	3,517	272,943
Deutsche Lufthansa AG	7,108	152,607
Deutsche Post AG	28,908	1,045,543
Deutsche Telekom AG	51,728	906,676
Deutsche Telekom AG ADR	11,200	196,224
Deutsche Wohnen AG	5,165	111,393

	Shares	Value
E.ON SE	38,809	$ 801,376
Fielmann AG	308	44,415
Fraport AG Frankfurt Airport Services Worldwide	517	36,511
Fresenius Medical Care AG & Co KGaA	3,388	227,989
Fresenius Medical Care AG & Co KGaA ADR	2,000	66,980
Fresenius SE & Co KGaA	4,150	618,892
Fuchs Petrolub SE	830	35,435
GEA Group AG	3,913	185,344
Hannover Rueck SE	1,507	135,811
HeidelbergCement AG	3,281	279,820
Henkel AG & Co KGaA	3,362	338,317
Hochtief AG	1,612	139,538
Hugo Boss AG	411	61,397
Infineon Technologies AG	25,195	314,961
K+S AG	5,476	179,762
LANXESS AG	2,841	191,652
Linde AG	3,899	829,157
MAN SE	803	99,246
Merck KGaA	3,316	287,842
Metro AG *	2,643	115,188
MTU Aero Engines AG	768	70,665
Muenchener Rueckversicherungs AG	3,786	839,291
OSRAM Licht AG *	1,547	78,040
Puma SE	40	11,416
Rhoen Klinikum AG	1,552	51,261
RWE AG	15,399	661,323
SAP AG	13,580	1,048,893
SAP AG ADR	6,395	492,415
Siemens AG	10,656	1,407,386
Sky Deutschland AG *	9,548	87,972
Suedzucker AG	1,611	32,539
Symrise AG	2,124	115,679
Talanx AG	1,419	49,711
Telefonica Deutschland Holding AG *	11,012	91,013
ThyssenKrupp AG *	9,337	272,233
United Internet AG	2,231	98,297
Volkswagen AG	730	188,750
Wacker Chemie AG	156	18,016
Wirecard AG	1,114	48,093

		24,845,080

Hong Kong - 2.3%

AIA Group Ltd	261,600	1,316,426
Bank of East Asia Ltd	47,000	195,080
BOC Hong Kong Holdings Ltd	95,000	275,351
Cathay Pacific Airways Ltd	41,000	76,616
Cheung Kong Holdings Ltd	34,000	603,323
CLP Holdings Ltd	47,000	385,931
Galaxy Entertainment Group Ltd	50,000	399,949
Hang Lung Group Ltd	30,000	162,472
Hang Lung Properties Ltd	58,000	178,891
Hang Seng Bank Ltd	18,600	303,989
Henderson Land Development Co Ltd	22,440	131,319
Hong Kong & China Gas Co Ltd	131,233	287,409
Hong Kong Exchanges & Clearing Ltd	21,681	404,714
Hopewell Holdings Ltd	4,500	15,681
Hutchison Whampoa Ltd	50,000	683,973
Hysan Development Co Ltd	13,000	60,924
Melco International Development Ltd	11,000	33,365
MTR Corp Ltd	30,502	117,483
New World Development Co Ltd	173,000	197,109
PCCW Ltd	60,000	35,771
Power Assets Holdings Ltd	27,500	240,562
Sino Land Co Ltd	48,400	79,778
SJM Holdings Ltd	32,000	80,271
Sun Hung Kai Properties Ltd	33,492	459,470
Swire Pacific Ltd ‘A’	13,500	166,186
Swire Pacific Ltd ‘B’	10,000	23,046
Swire Properties Ltd	19,200	56,118
Techtronic Industries Co	27,000	86,616

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-86

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Television Broadcasts Ltd	3,000	$ 19,498
Wharf Holdings Ltd	31,000	223,334
Wheelock & Co Ltd	27,000	112,826
Wing Hang Bank Ltd	5,500	88,705

		7,502,186

Ireland - 0.4%

Bank of Ireland *	523,980	176,964
CRH PLC	1,776	45,733
CRH PLC ADR	12,354	319,351
Dragon Oil PLC	2,170	22,820
Glanbia PLC	3,685	55,626
James Hardie Industries PLC	8,726	114,002
Kerry Group PLC ‘A’	4,216	316,678
Paddy Power PLC	520	34,171
Smurfit Kappa Group PLC	5,764	131,687

		1,217,032

Israel - 0.5%

Azrieli Group	1,350	44,443
Bank Hapoalim BM	22,925	132,442
Bank Leumi Le-Israel BM *	27,697	107,972
Bezeq The Israeli Telecommunication Corp Ltd	39,551	74,063
Delek Group Ltd	129	53,349
Elbit Systems Ltd (TLV)	471	28,984
Israel Chemicals Ltd	9,956	85,449
Israel Discount Bank Ltd ‘A’ *	17,704	30,010
Mizrahi Tefahot Bank Ltd	1,124	14,529
NICE Systems Ltd ADR	800	32,648
Teva Pharmaceutical Industries Ltd	275	14,427
Teva Pharmaceutical Industries Ltd ADR	17,096	896,172

		1,514,488

Italy - 2.2%

Assicurazioni Generali SPA	23,623	517,834
Atlantia SPA	8,286	236,202
Banca Monte dei Paschi di Siena SPA *	12,412	24,048
Banco Popolare SC *	4,945	81,471
Davide Campari-Milano SPA	7,247	62,664
Enel Green Power SPA	34,038	96,393
Enel SPA	140,244	816,093
Eni SPA	33,284	909,788
Eni SPA ADR	5,807	318,804
Fiat SPA *	26,281	259,010
Finmeccanica SPA *	7,650	72,668
GTECH SPA	1,730	42,282
Intesa Sanpaolo SPA	247,824	763,989
Luxottica Group SPA	1,530	88,552
Luxottica Group SPA ADR	1,300	75,348
Mediaset SPA *	11,562	56,352
Mediobanca SPA *	15,255	152,109
Mediolanum SPA	2,708	20,881
Parmalat SPA	12,375	42,329
Pirelli & C. SPA	4,974	79,703
Prada SPA	10,000	70,767
Prysmian SPA	3,662	82,647
Saipem SPA *	6,103	164,467
Salvatore Ferragamo SPA	689	20,547
Snam SPA	40,686	245,118
Telecom Italia SPA *	313,971	397,218
Telecom Italia SPA ADR *	2,600	32,812
Terna Rete Elettrica Nazionale SPA	31,365	165,356
Tod’s SPA	214	27,235
UniCredit SPA	92,169	771,978
Unione di Banche Italiane SCpA	22,516	194,464
UnipolSai SPA	16,138	51,899
World Duty Free SPA *	2,362	28,755

		6,969,783

	Shares	Value
Japan - 19.2%

ABC-Mart Inc	300	$ 16,077
Advantest Corp	1,100	13,622
Advantest Corp ADR	429	5,302
Aeon Co Ltd	11,600	142,852
Aeon Mall Co Ltd	770	20,311
Air Water Inc	3,000	48,050
Aisin Seiki Co Ltd	3,800	151,463
Ajinomoto Co Inc	14,000	219,394
Alfresa Holdings Corp	400	25,812
Alps Electric Co Ltd	7,400	95,242
Amada Co Ltd	14,000	142,537
ANA Holdings Inc	21,000	49,587
Anritsu Corp	4,000	45,019
Aoyama Trading Co Ltd	2,100	57,533
Aozora Bank Ltd	14,000	46,057
Asahi Glass Co Ltd	30,000	177,067
Asahi Group Holdings Ltd	8,200	257,729
Asahi Kasei Corp	41,000	314,324
Asics Corp	7,500	175,258
Astellas Pharma Inc	48,000	631,869
Azbil Corp	800	20,507
Bandai Namco Holdings Inc	2,700	63,346
Benesse Holdings Inc	1,200	52,097
Bridgestone Corp	14,200	497,660
Brother Industries Ltd	5,300	92,045
Calbee Inc	1,200	33,135
Canon Inc	17,300	566,289
Canon Inc ADR	8,890	291,148
Casio Computer Co Ltd	6,200	90,196
Central Japan Railway Co	3,000	428,470
Century Tokyo Leasing Corp	500	16,915
Chiyoda Corp	2,000	24,273
Chubu Electric Power Co Inc *	13,000	161,888
Chugai Pharmaceutical Co Ltd	4,900	138,416
Citizen Holdings Co Ltd	13,200	103,817
Coca-Cola East Japan Co Ltd	2,100	53,465
Coca-Cola West Co Ltd	2,500	43,178
COMSYS Holdings Corp	2,800	52,121
Cosmo Oil Co Ltd	12,000	25,734
Dai Nippon Printing Co Ltd	19,000	198,784
Daicel Corp	6,000	57,438
Daido Steel Co Ltd	7,000	35,852
Daihatsu Motor Co Ltd	8,800	156,698
Daiichi Sankyo Co Ltd	13,400	250,316
Daikin Industries Ltd	4,800	303,609
Daito Trust Construction Co Ltd	2,300	270,681
Daiwa House Industry Co Ltd	15,000	311,488
Daiwa Securities Group Inc	34,000	295,042
Dena Co Ltd	1,100	14,904
Denki Kagaku Kogyo KK	3,000	11,538
Denso Corp	10,900	521,231
Dentsu Inc	4,100	167,330
DIC Corp	21,000	56,076
Disco Corp	300	20,176
DMG Mori Seiki Co Ltd	3,100	45,084
Don Quijote Holdings Co Ltd	2,500	139,592
Dowa Holdings Co Ltd	4,000	37,831
East Japan Railway Co	7,100	559,976
Ebara Corp	9,000	56,985
Eisai Co Ltd	6,600	276,849
Electric Power Development Co Ltd	1,400	45,542
FamilyMart Co Ltd	900	38,836
FANUC Corp	4,000	691,234
Fast Retailing Co Ltd	1,100	362,813
Fuji Electric Co Ltd	7,000	33,244
Fuji Heavy Industries Ltd	11,900	330,245
FUJIFILM Holdings Corp	11,700	326,950
Fujitsu Ltd	41,000	308,005

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-87

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Fukuoka Financial Group Inc	13,000	$ 62,862
Furukawa Electric Co Ltd	5,000	10,629
Glory Ltd	1,300	42,414
Gree Inc	2,000	17,564
GS Yuasa Corp	3,000	19,138
GungHo Online Entertainment Inc	7,100	45,947
H2O Retailing Corp	3,000	23,267
Hakuhodo DY Holdings Inc	4,200	41,768
Hamamatsu Photonics KK	800	39,312
Hankyu Hanshin Holdings Inc	20,000	114,266
Haseko Corp	5,700	45,958
Hikari Tsushin Inc	700	52,923
Hino Motors Ltd	6,000	82,837
Hirose Electric Co Ltd	400	59,549
Hisamitsu Pharmaceutical Co Inc	800	35,828
Hitachi Capital Corp	2,100	58,881
Hitachi Chemical Co Ltd	800	13,258
Hitachi Construction Machinery Co Ltd	1,800	35,922
Hitachi High-Technologies Corp	1,400	33,366
Hitachi Ltd	83,000	609,110
Hitachi Ltd ADR	3,200	234,848
Hitachi Metals Ltd	4,000	60,670
Hitachi Transport System Ltd	700	10,932
Hokkaido Electric Power Co Inc *	3,000	23,217
Hokuhoku Financial Group Inc	14,000	29,890
Hokuriku Electric Power Co	3,100	41,162
Honda Motor Co Ltd	23,900	836,030
Honda Motor Co Ltd ADR	12,006	420,090
Hoshizaki Electric Co Ltd	1,600	79,864
House Foods Group Inc	900	16,867
Hoya Corp	9,050	301,150
Ibiden Co Ltd	1,100	22,195
Idemitsu Kosan Co Ltd	2,000	43,500
IHI Corp	23,000	107,367
Inpex Corp	12,800	194,936
Isetan Mitsukoshi Holdings Ltd	6,500	84,845
Isuzu Motors Ltd	24,000	159,012
Ito En Ltd	2,500	64,139
ITOCHU Corp	33,600	432,236
Itochu Techno-Solutions Corp	1,100	47,813
Izumi Co Ltd	600	19,045
J Front Retailing Co Ltd	6,000	42,192
Japan Exchange Group Inc	3,600	88,923
Japan Tobacco Inc	26,900	982,417
JFE Holdings Inc	10,300	212,888
JGC Corp	4,000	121,745
JSR Corp	2,700	46,396
JTEKT Corp	9,200	155,462
JX Holdings Inc	51,500	275,986
K’s Holdings Corp	400	11,613
Kajima Corp	18,333	81,182
Kakaku.com Inc	4,800	84,286
Kamigumi Co Ltd	2,000	18,415
Kaneka Corp	15,000	94,012
Kansai Paint Co Ltd	4,000	66,998
Kao Corp	10,900	429,446
Kawasaki Heavy Industries Ltd	23,000	87,793
Kawasaki Kisen Kaisha Ltd	54,000	113,219
KDDI Corp	11,700	715,201
Keihan Electric Railway Co Ltd	11,000	46,191
Keikyu Corp	8,000	71,966
Keio Corp	10,000	78,681
Keisei Electric Railway Co Ltd	6,000	59,853
Kewpie Corp	700	11,404
Keyence Corp	1,040	454,906
Kikkoman Corp	3,000	62,597
Kintetsu Corp	31,000	113,047
Kirin Holdings Co Ltd	18,000	260,324
Kobayashi Pharmaceutical Co Ltd	700	44,478
Kobe Steel Ltd	89,000	133,739

	Shares	Value
Koito Manufacturing Co Ltd	2,000	$ 51,299
Komatsu Ltd	22,100	513,904
Konami Corp	900	19,932
Konami Corp ADR	721	15,992
Konica Minolta Inc	19,200	190,128
Kubota Corp	17,000	241,526
Kubota Corp ADR	1,400	99,477
Kuraray Co Ltd	5,800	73,628
Kurita Water Industries Ltd	1,500	34,810
Kyocera Corp	6,600	313,997
Kyocera Corp ADR	1,346	64,043
Kyowa Hakko Kirin Co Ltd	4,000	54,219
Kyushu Electric Power Co Inc *	9,600	108,270
Lawson Inc	1,600	120,117
Lion Corp	7,000	40,604
LIXIL Group Corp	6,000	162,278
M3 Inc	1,400	22,267
Makita Corp	1,600	98,826
Makita Corp ADR	200	12,384
Marubeni Corp	36,000	263,734
Marui Group Co Ltd	4,800	46,082
Matsui Securities Co Ltd	3,100	31,540
Mazda Motor Corp	62,000	291,495
McDonald’s Holdings Co Japan Ltd	800	22,466
Medipal Holdings Corp	4,000	56,764
MEIJI Holdings Co Ltd	1,100	72,962
Minebea Co Ltd	3,000	33,785
Miraca Holdings Inc	1,600	77,620
MISUMI Group Inc	1,200	33,076
Mitsubishi Chemical Holdings Corp	43,700	193,952
Mitsubishi Corp	30,900	643,706
Mitsubishi Electric Corp	39,000	482,516
Mitsubishi Estate Co Ltd	27,000	668,008
Mitsubishi Gas Chemical Co Inc	5,000	32,038
Mitsubishi Heavy Industries Ltd	72,000	450,057
Mitsubishi Logistics Corp	3,000	45,012
Mitsubishi Materials Corp	44,000	154,468
Mitsubishi Motors Corp	17,400	192,357
Mitsubishi Tanabe Pharma Corp	3,100	46,473
Mitsubishi UFJ Financial Group Inc	190,200	1,168,394
Mitsubishi UFJ Financial Group Inc ADR	67,980	418,077
Mitsui & Co Ltd	32,500	521,920
Mitsui & Co Ltd ADR	300	96,150
Mitsui Chemicals Inc	11,000	30,123
Mitsui Fudosan Co Ltd	20,000	676,334
Mitsui Mining & Smelting Co Ltd	6,000	17,152
Mitsui OSK Lines Ltd	36,000	134,168
Mizuho Financial Group Inc	351,000	721,525
Mizuho Financial Group Inc ADR	68,432	281,256
MS&AD Insurance Group Holdings	12,400	300,229
Murata Manufacturing Co Ltd	4,500	422,104
Nabtesco Corp	1,100	24,363
Nagase & Co Ltd	2,000	25,913
Nagoya Railroad Co Ltd	8,000	31,924
Nankai Electric Railway Co Ltd	6,000	26,054
NEC Corp	84,000	268,410
Nexon Co Ltd	3,300	31,588
NGK Insulators Ltd	4,000	91,025
NGK Spark Plug Co Ltd	4,000	113,050
NH Foods Ltd	3,000	58,681
NHK Spring Co Ltd	4,000	37,556
Nichirei Corp	9,000	43,237
Nidec Corp	2,600	159,861
Nidec Corp ADR	6,032	92,832
Nikon Corp	5,100	80,410
Nintendo Co Ltd	1,600	191,742
Nippo Corp	3,000	50,533
Nippon Electric Glass Co Ltd	10,000	58,345
Nippon Express Co Ltd	17,000	82,513
Nippon Kayaku Co Ltd	3,000	39,135

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-88

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Nippon Paint Co Ltd	2,000	$ 42,440
Nippon Paper Industries Co Ltd	2,200	41,436
Nippon Shokubai Co Ltd	5,000	67,340
Nippon Steel & Sumitomo Metal Corp	172,630	553,008
Nippon Telegraph & Telephone Corp	6,000	374,736
Nippon Telegraph & Telephone Corp ADR	4,100	127,961
Nippon Yusen KK	63,000	181,852
Nipro Corp	3,700	33,227
Nishi-Nippon Railroad Co Ltd	5,000	20,201
Nissan Chemical Industries Ltd	4,000	62,308
Nissan Motor Co Ltd	54,800	520,779
Nissan Shatai Co Ltd	3,000	50,947
Nisshin Seifun Group Inc	4,400	52,573
Nisshinbo Holdings Inc	4,000	40,174
Nissin Foods Holdings Co Ltd	1,000	51,479
Nitori Holdings Co Ltd	900	49,260
Nitto Denko Corp	2,900	136,155
NKSJ Holdings Inc	6,350	171,406
NOK Corp	2,000	40,272
Nomura Holdings Inc	60,900	430,413
Nomura Holdings Inc ADR	19,971	140,396
Nomura Real Estate Holdings Inc	2,000	37,914
Nomura Research Institute Ltd	1,400	44,165
NSK Ltd	9,000	117,319
NTN Corp	12,000	52,479
NTT Data Corp	3,000	115,441
NTT DOCOMO Inc	25,500	436,523
NTT DOCOMO Inc ADR	9,700	165,773
NTT Urban Development Corp	4,100	46,296
Obayashi Corp	11,000	78,638
Obic Co Ltd	1,600	52,876
Odakyu Electric Railway Co Ltd	10,000	96,368
Oji Holdings Corp	27,000	111,380
Olympus Corp *	4,900	169,221
Omron Corp	4,000	168,997
Ono Pharmaceutical Co Ltd	800	70,588
Oracle Corp Japan	600	26,273
Oriental Land Co Ltd	1,000	171,452
Osaka Gas Co Ltd	33,000	138,934
Otsuka Corp	1,200	58,235
Otsuka Holdings Co Ltd	9,100	282,427
Panasonic Corp	41,000	500,476
Panasonic Corp ADR	13,000	158,340
Park24 Co Ltd	3,000	54,613
Pigeon Corp	700	36,947
Rakuten Inc	18,200	235,734
Rengo Co Ltd	6,000	28,712
Resona Holdings Inc	50,700	295,865
Ricoh Co Ltd	16,300	194,668
Rinnai Corp	500	48,349
Rohm Co Ltd	1,900	109,184
Rohto Pharmaceutical Co Ltd	4,000	62,276
Ryohin Keikaku Co Ltd	800	90,868
Sankyo Co Ltd	900	34,650
Sanrio Co Ltd	1,400	40,708
Santen Pharmaceutical Co Ltd	1,500	84,483
Sapporo Holdings Ltd	2,000	8,069
Sawai Pharmaceutical Co Ltd	400	23,606
SBI Holdings Inc	10,920	134,046
SCSK Corp	2,100	59,301
Secom Co Ltd	5,400	330,535
Sega Sammy Holdings Inc	3,100	61,104
Seiko Epson Corp	4,500	191,321
Seino Holdings Co Ltd	3,000	34,142
Sekisui Chemical Co Ltd	15,000	174,081
Sekisui House Ltd	14,600	200,586
Seven & I Holdings Co Ltd	16,100	679,424
Seven Bank Ltd	18,900	77,326
Sharp Corp *	40,000	128,178
Shikoku Electric Power Co Inc *	4,200	58,728

	Shares	Value
Shimadzu Corp	6,000	$ 55,094
Shimamura Co Ltd	500	49,216
Shimano Inc	1,200	133,411
Shimizu Corp	8,000	56,725
Shin-Etsu Chemical Co Ltd	9,600	584,403
Shinsei Bank Ltd	30,000	67,688
Shionogi & Co Ltd	5,400	112,910
Shiseido Co Ltd	9,600	175,207
Showa Denko KK	29,000	41,282
Showa Shell Sekiyu KK	2,700	30,722
SMC Corp	1,100	294,975
SoftBank Corp	20,700	1,540,131
Sojitz Corp	27,300	48,316
Sony Corp	11,500	192,087
Sony Corp ADR	14,295	239,727
Sony Financial Holdings Inc	3,700	63,227
Sotetsu Holdings Inc	8,000	30,830
Square Enix Holdings Co Ltd	1,700	30,152
Stanley Electric Co Ltd	2,400	62,700
Start Today Co Ltd	600	15,816
Sugi Holdings Co Ltd	1,100	50,207
Sumco Corp	4,900	44,990
Sumitomo Chemical Co Ltd	65,000	246,256
Sumitomo Corp	25,700	347,543
Sumitomo Dainippon Pharma Co Ltd	4,800	55,294
Sumitomo Electric Industries Ltd	19,500	274,995
Sumitomo Forestry Co Ltd	900	10,998
Sumitomo Heavy Industries Ltd	11,000	52,424
Sumitomo Metal Mining Co Ltd	8,000	130,129
Sumitomo Mitsui Financial Group Inc	24,200	1,016,163
Sumitomo Mitsui Financial Group Inc ADR	12,900	109,263
Sumitomo Mitsui Trust Holdings Inc	69,000	315,985
Sumitomo Realty & Development Co Ltd	9,000	387,252
Sumitomo Rubber Industries Ltd	2,000	28,919
Sundrug Co Ltd	1,000	44,576
Suruga Bank Ltd	4,000	77,765
Suzuken Co Ltd	900	33,540
Suzuki Motor Corp	9,500	298,135
Sysmex Corp	2,200	82,743
T&D Holdings Inc	17,500	238,370
Tadano Ltd	3,000	50,003
Taiheiyo Cement Corp	30,000	121,008
Taisei Corp	18,000	99,825
Taiyo Nippon Sanso Corp	5,000	44,355
Takara Holdings Inc	3,000	26,378
Takashimaya Co Ltd	5,000	48,611
Takeda Pharmaceutical Co Ltd	15,900	738,444
TDK Corp	3,500	164,476
Teijin Ltd	51,000	128,085
Terumo Corp	5,600	125,462
The 77 Bank Ltd	4,000	21,118
The Bank of Kyoto Ltd	6,000	54,646
The Bank of Yokohama Ltd	25,000	144,153
The Chiba Bank Ltd	16,000	113,154
The Chugoku Bank Ltd	4,000	61,600
The Chugoku Electric Power Co Inc	6,800	92,946
The Dai-ichi Life Insurance Co Ltd	16,500	246,360
The Gunma Bank Ltd	5,000	29,614
The Hachijuni Bank Ltd	6,000	37,199
The Hiroshima Bank Ltd	27,000	129,204
The Iyo Bank Ltd	5,000	50,622
The Japan Steel Works Ltd	8,000	35,126
The Joyo Bank Ltd	28,000	149,505
The Kansai Electric Power Co Inc *	13,400	126,503
The Keiyo Bank Ltd	2,000	10,171
The Nishi-Nippon City Bank Ltd	6,000	14,774
The Shiga Bank Ltd	2,000	12,063
The Shizuoka Bank Ltd	10,000	108,288
The Yokohama Rubber Co Ltd	6,000	51,969
THK Co Ltd	2,900	68,521

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-89

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Tobu Railway Co Ltd	22,000	$ 115,244
Toho Co Ltd	1,000	23,447
Toho Gas Co Ltd	5,000	27,535
Tohoku Electric Power Co Inc	8,600	101,125
Tokai Rika Co Ltd	1,400	28,154
Tokai Tokyo Financial Holdings Inc	9,000	70,186
Tokio Marine Holdings Inc	15,800	520,605
Tokyo Electric Power Co Inc *	26,300	109,701
Tokyo Electron Ltd	2,700	183,037
Tokyo Gas Co Ltd	64,000	374,391
Tokyo Tatemono Co Ltd	7,000	64,893
Tokyu Corp	23,000	163,261
Tokyu Fudosan Holdings Corp	10,000	79,078
TonenGeneral Sekiyu KK	4,000	38,020
Toppan Printing Co Ltd	11,000	85,283
Toray Industries Inc	36,000	237,052
Toshiba Corp	92,000	430,334
Tosoh Corp	10,000	48,606
TOTO Ltd	5,000	67,512
Toyo Seikan Group Holdings Ltd	3,100	47,725
Toyo Suisan Kaisha Ltd	1,000	30,889
Toyo Tire & Rubber Co Ltd	3,500	59,639
Toyoda Gosei Co Ltd	2,000	41,599
Toyota Motor Corp	22,160	1,333,016
Toyota Motor Corp ADR	18,708	2,238,599
Toyota Tsusho Corp	3,400	97,976
Trend Micro Inc	1,800	59,380
TS Tech Co Ltd	3,500	101,973
Tsumura & Co	1,500	35,405
Tsuruha Holdings Inc	200	11,045
Ube Industries Ltd	14,000	24,361
Unicharm Corp	2,200	131,265
UNY Group Holdings Co Ltd	5,200	32,632
Ushio Inc	900	11,613
USS Co Ltd	2,700	46,133
Wacoal Holdings Corp	3,000	32,606
West Japan Railway Co	2,800	123,398
Yahoo Japan Corp	35,000	162,191
Yakult Honsha Co Ltd	1,700	86,240
Yamada Denki Co Ltd	14,100	50,323
Yamaguchi Financial Group Inc	2,000	21,113
Yamaha Corp	1,400	22,113
Yamaha Motor Co Ltd	4,800	82,772
Yamato Holdings Co Ltd	10,300	213,337
Yamato Kogyo Co Ltd	1,300	38,161
Yamazaki Baking Co Ltd	2,000	24,985
Yaskawa Electric Corp	6,000	72,828
Yokogawa Electric Corp	3,800	48,191
Zeon Corp	4,000	42,871

		61,956,711

Luxembourg - 0.4%

ArcelorMittal	8,057	119,748
ArcelorMittal ‘NY’ (NYSE)	20,275	302,706
L’Occitane International SA	7,500	16,762
Millicom International Cellular SA SDR	1,510	138,319
Samsonite International SA	22,500	74,174
SES SA FDR ‘A’	7,007	265,662
Subsea 7 SA	5,114	95,401
Tenaris SA	2,894	68,265
Tenaris SA ADR	2,949	139,045

		1,220,082

Mauritius - 0.1%

Golden Agri-Resources Ltd	342,000	152,231

	Shares	Value
Netherlands - 2.7%

Aegon NV	8,488	$ 74,090
Aegon NV ‘NY’	32,475	284,806
Airbus Group NV	12,802	859,244
Akzo Nobel NV	5,783	433,593
ASML Holding NV	3,752	349,175
ASML Holding NV ‘NY’	3,036	283,168
CNH Industrial NV	14,397	147,694
Delta Lloyd NV	2,935	74,439
Fugro NV CVA	1,119	64,014
Gemalto NV (AMS)	1,702	176,333
Heineken NV	5,384	386,550
ING Groep NV ADR *	39,158	548,995
ING Groep NV CVA *	41,881	587,637
Koninklijke Ahold NV	20,222	379,441
Koninklijke Boskalis Westminster NV	1,244	71,273
Koninklijke DSM NV	2,789	202,974
Koninklijke KPN NV *	94,859	345,415
Koninklijke Philips NV	9,181	291,042
Koninklijke Philips NV ‘NY’	13,799	438,256
Koninklijke Vopak NV	1,429	69,821
QIAGEN NV (XETR) *	4,796	116,182
Randstad Holding NV	2,867	155,265
Reed Elsevier NV	13,222	303,128
Reed Elsevier NV ADR	1,235	56,736
SBM Offshore NV *	56	903
STMicroelectronics NV	11,462	102,783
STMicroelectronics NV ‘NY’	2,700	24,003
TNT Express NV	4,920	44,477
Unilever NV ‘NY’	21,435	937,996
Unilever NV CVA	15,780	690,240
Wolters Kluwer NV	8,603	254,488
Ziggo NV	2,246	103,792

		8,857,953

New Zealand - 0.1%

Auckland International Airport Ltd	33,907	115,769
Contact Energy Ltd	4,031	18,739
Fletcher Building Ltd (NZX)	17,524	135,151
Telecom Corp of New Zealand Ltd	69,177	162,314
Xero Ltd *	1,820	41,389

		473,362

Norway - 0.8%

Aker Solutions ASA	2,264	39,294
DNB ASA	20,890	381,605
DNO International ASA *	11,238	43,244
Fred Olsen Energy ASA	553	15,690
Gjensidige Forsikring ASA	3,349	60,063
Marine Harvest ASA	6,125	83,744
Norsk Hydro ASA	33,962	181,552
Orkla ASA	14,967	133,237
Petroleum Geo-Services ASA	6,800	71,944
Schibsted ASA	1,909	99,287
SpareBank 1 SR Bank ASA	1,034	10,073
Statoil ASA	20,828	642,515
Statoil ASA ADR	3,728	114,934
Storebrand ASA *	17,962	101,164
Telenor ASA	15,435	351,176
TGS Nopec Geophysical Co ASA	1,334	42,604
Yara International ASA	3,056	153,224

		2,525,350

Papua New Guinea - 0.1%

Oil Search Ltd	21,704	197,993

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-90

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Portugal - 0.2%

Banco Comercial Portugues SA *	286,049	$ 74,838
Banco Espirito Santo SA *	61,212	50,409
EDP - Energias de Portugal SA	48,476	243,075
Galp Energia SGPS SA	6,925	126,801
Jeronimo Martins SGPS SA	4,083	67,191
Portugal Telecom SGPS SA	7,542	27,644

		589,958

Singapore - 1.2%

CapitaLand Ltd	53,000	136,024
City Developments Ltd	11,000	90,011
ComfortDelGro Corp Ltd	36,831	73,696
DBS Group Holdings Ltd	39,682	532,043
Ezion Holdings Ltd	29,000	48,317
First Resources Ltd	27,000	51,532
Global Logistic Properties Ltd	76,000	164,577
Hutchison Port Holdings Trust	211,000	151,924
Jardine Cycle & Carriage Ltd	2,000	70,768
Keppel Corp Ltd	30,800	266,609
Keppel Land Ltd	7,000	18,981
M1 Ltd	17,000	47,856
Oversea-Chinese Banking Corp Ltd	53,876	412,758
SATS Ltd	8,000	20,133
Sembcorp Industries Ltd	15,000	64,456
Sembcorp Marine Ltd	12,000	39,466
Singapore Airlines Ltd	10,000	83,043
Singapore Exchange Ltd	20,000	111,291
Singapore Post Ltd	34,000	47,315
Singapore Press Holdings Ltd	28,000	93,680
Singapore Technologies Engineering Ltd	37,000	112,606
Singapore Telecommunications Ltd	163,000	503,532
SMRT Corp Ltd	24,000	29,831
StarHub Ltd	8,000	26,720
United Industrial Corp Ltd	9,000	24,107
United Overseas Bank Ltd	27,783	502,121
UOL Group Ltd	14,000	73,235
Venture Corp Ltd	2,000	12,416
Wilmar International Ltd	49,000	125,404

		3,934,452

Spain - 3.1%

Abertis Infraestructuras SA	7,964	183,112
ACS Actividades de Construccion y Servicios SA	2,965	135,446
Amadeus IT Holding SA ‘A’	6,763	278,630
Banco Bilbao Vizcaya Argentaria SA	85,599	1,089,748
Banco Bilbao Vizcaya Argentaria SA ADR	7,581	96,809
Banco de Sabadell SA	150,887	514,141
Banco Popular Espanol SA	51,668	347,045
Banco Santander SA	193,795	2,022,221
Banco Santander SA ADR	754	7,857
Bankia SA *	80,672	156,105
Bankinter SA	17,392	135,855
CaixaBank SA	43,115	265,767
Distribuidora Internacional de Alimentacion SA	11,300	103,919
EDP Renovaveis SA	3,839	28,574
Enagas SA	6,426	207,058
Ferrovial SA	7,257	161,444
Gas Natural SDG SA	8,452	267,482
Grifols SA	2,817	153,796
Iberdrola SA	103,114	788,366
Inditex SA	4,343	669,681
International Consolidated Airlines Group SA *	30,860	195,352
Mapfre SA	40,388	160,790
Prosegur Cia de Seguridad SA	6,890	49,439
Red Electrica Corp SA	2,085	190,988
Repsol SA	13,357	352,896
Repsol SA ADR	5,356	141,934

	Shares	Value
Telefonica SA	50,428	$ 864,572
Telefonica SA ADR	28,381	487,018
Zardoya Otis SA	4,355	77,485

		10,133,530

Sweden - 2.7%

Alfa Laval AB	6,555	168,782
Assa Abloy AB ‘B’	6,578	334,335
Atlas Copco AB ‘A’	14,634	422,416
Atlas Copco AB ‘B’	7,110	189,736
Boliden AB	11,071	160,653
Electrolux AB ‘B’	4,287	108,320
Elekta AB ‘B’	7,108	90,365
Getinge AB ‘B’	4,661	122,409
Hennes & Mauritz AB ‘B’	18,889	824,747
Hexagon AB ‘B’	4,401	141,738
Husqvarna AB ‘B’	5,332	41,410
ICA Gruppen AB	936	31,875
Lundin Petroleum AB *	3,187	64,442
Meda AB ‘A’	4,084	70,887
Modern Times Group AB ‘B’	574	24,648
NCC AB ‘B’	1,645	56,612
Nibe Industrier AB ‘B’	1,681	52,786
Nordea Bank AB	64,634	911,225
Ratos AB ‘B’	1,948	18,003
Saab AB ‘B’	2,243	68,925
Sandvik AB	22,514	307,293
Securitas AB ‘B’	9,258	109,741
Skandinaviska Enskilda Banken AB ‘A’	32,389	432,437
Skanska AB ‘B’	8,407	191,714
SKF AB ‘B’	7,281	185,596
Svenska Cellulosa AB SCA ‘A’	303	7,881
Svenska Cellulosa AB SCA ‘B’	12,453	324,316
Svenska Handelsbanken AB ‘A’	11,199	547,581
Swedbank AB ‘A’	20,327	538,716
Swedish Match AB	3,770	130,787
Tele2 AB ‘B’	9,978	117,422
Telefonaktiebolaget LM Ericsson ‘A’	4,940	56,770
Telefonaktiebolaget LM Ericsson ‘B’	46,910	567,218
Telefonaktiebolaget LM Ericsson ADR	19,502	235,584
TeliaSonera AB	54,100	394,853
Trelleborg AB ‘B’	7,998	170,079
Volvo AB ‘A’	6,806	94,177
Volvo AB ‘B’	31,771	437,157

		8,753,636

Switzerland - 7.8%

ABB Ltd	17,889	412,821
ABB Ltd ADR	29,541	680,034
Actelion Ltd	2,331	294,666
Adecco SA	3,654	300,475
Aryzta AG	1,452	137,425
Baloise Holding AG	1,280	150,850
Banque Cantonale Vaudoise	27	14,721
Barry Callebaut AG	39	52,987
Cie Financiere Richemont SA ‘A’	10,538	1,106,024
Clariant AG	9,086	177,962
Coca-Cola HBC AG *	544	12,484
Coca-Cola HBC AG ADR *	2,685	61,084
Credit Suisse Group AG	20,817	592,772
Credit Suisse Group AG ADR	6,941	196,916
DKSH Holding AG	427	32,474
Dufry AG *	502	91,281
EMS-Chemie Holding AG	226	90,221
Galenica AG	75	73,188
Geberit AG	815	286,211
Givaudan SA	218	363,669
Holcim Ltd	5,924	520,754
Julius Baer Group Ltd	4,956	204,354
Kuehne + Nagel International AG	1,066	141,892

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-91

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Lindt & Spruengli AG - Registered	2	$ 123,531
Lonza Group AG	1,833	199,559
Nestle SA	66,822	5,177,566
Novartis AG	24,375	2,207,940
Novartis AG ADR	15,494	1,402,672
OC Oerlikon Corp AG	7,159	103,710
Partners Group Holding AG	252	68,819
PSP Swiss Property AG	103	9,694
Roche Holding AG (XSWX)	541	158,119
Roche Holding AG (XVTX)	14,841	4,428,577
Schindler Holding AG	240	36,184
SGS SA	138	330,774
Sika AG	39	159,519
Sonova Holding AG	867	132,338
Sulzer AG	437	61,292
Swiss Life Holding AG	780	184,997
Swiss Re AG	8,593	764,758
Swisscom AG	551	320,092
Syngenta AG	825	308,236
Syngenta AG ADR	4,185	313,038
The Swatch Group AG	665	401,653
The Swatch Group AG (Registered)	1,307	145,185
UBS AG (NYSE)	31,098	569,715
UBS AG (XVTX)	39,086	716,216
Zurich Insurance Group AG	3,077	927,685

		25,247,134

United Kingdom - 18.5%

Aberdeen Asset Management PLC	17,670	137,298
Admiral Group PLC	2,694	71,607
Aggreko PLC	8,358	235,851
AMEC PLC	6,848	142,237
Anglo American PLC	29,977	732,325
Antofagasta PLC	9,817	128,772
ARM Holdings PLC	1,325	20,001
ARM Holdings PLC ADR	10,065	455,341
Ashmore Group PLC	1,763	11,164
Ashtead Group PLC	13,049	195,169
Associated British Foods PLC	8,801	460,900
AstraZeneca PLC ADR	27,293	2,028,143
Aviva PLC	56,982	499,354
Aviva PLC ADR	5,610	98,736
Babcock International Group PLC	13,336	265,229
BAE Systems PLC	69,403	514,226
Barclays PLC	41,798	152,257
Barclays PLC ADR	64,614	944,011
Barratt Developments PLC	20,909	133,494
Berkeley Group Holdings PLC	3,640	151,269
BG Group PLC	64,596	1,365,644
BHP Billiton PLC	570	18,559
BHP Billiton PLC ADR	20,661	1,347,717
BP PLC ADR	59,282	3,127,125
British American Tobacco PLC	16,938	1,007,932
British American Tobacco PLC ADR	11,949	1,422,887
British Sky Broadcasting Group PLC	17,407	269,050
British Sky Broadcasting Group PLC ADR	1,754	109,976
BT Group PLC	130,392	857,835
BT Group PLC ADR	3,807	249,853
Bunzl PLC	5,564	154,309
Burberry Group PLC	10,178	258,053
Capita PLC	14,515	284,210
Carnival PLC	1,157	43,655
Carnival PLC ADR	3,509	133,167
Centrica PLC	118,499	633,515
Cobham PLC	31,562	168,517
Compass Group PLC	36,746	641,468
Croda International PLC	2,177	82,079
Daily Mail & General Trust PLC ‘A’	9,002	128,047
Diageo PLC ADR	12,049	1,533,476
easyJet PLC	3,554	82,913

	Shares	Value
Experian PLC	17,064	$ 288,205
Fresnillo PLC	3,109	46,354
Friends Life Group Ltd	41,052	221,303
G4S PLC	40,019	174,696
Genting Singapore PLC	129,000	137,630
GKN PLC	43,312	268,775
GlaxoSmithKline PLC	1,836	49,061
GlaxoSmithKline PLC ADR	52,315	2,797,806
Glencore PLC	185,340	1,032,748
Hargreaves Lansdown PLC	5,034	106,482
HSBC Holdings PLC (LI)	6,138	62,314
HSBC Holdings PLC ADR	67,035	3,405,378
IMI PLC	5,074	129,029
Imperial Tobacco Group PLC	22,112	994,343
Informa PLC	9,345	76,914
Inmarsat PLC	9,685	123,791
InterContinental Hotels Group PLC	2,892	119,660
InterContinental Hotels Group PLC ADR	2,810	116,643
Intertek Group PLC	3,038	142,875
Investec PLC	13,065	120,534
ITV PLC	80,115	243,976
J Sainsbury PLC	23,843	129,067
John Wood Group PLC	6,020	82,989
Johnson Matthey PLC	4,280	226,871
Kazakhmys PLC *	736	3,831
Kingfisher PLC	51,767	317,703
Legal & General Group PLC	130,984	505,286
Lloyds Banking Group PLC *	554,640	705,334
Lloyds Banking Group PLC ADR *	108,002	555,130
London Stock Exchange Group PLC	4,871	167,159
Marks & Spencer Group PLC	32,999	239,864
Meggitt PLC	23,986	207,451
Melrose Industries PLC	19,291	85,828
Mondi PLC	8,593	155,960
National Grid PLC	32,873	472,282
National Grid PLC ADR	9,051	673,213
Next PLC	3,350	370,985
Old Mutual PLC	110,738	374,233
Pearson PLC	4,231	83,497
Pearson PLC ADR	9,809	194,316
Pennon Group PLC	6,143	82,460
Persimmon PLC *	8,557	186,086
Petrofac Ltd	8,521	175,124
Prudential PLC	7,259	166,513
Prudential PLC ADR	20,593	944,807
Randgold Resources Ltd	1,832	154,132
Reckitt Benckiser Group PLC	14,138	1,232,942
Reed Elsevier PLC	4,850	77,950
Reed Elsevier PLC ADR	4,348	281,272
Rexam PLC	27,859	254,949
Rio Tinto PLC	309	16,673
Rio Tinto PLC ADR	27,772	1,507,464
Rolls-Royce Holdings PLC *	36,091	659,169
Royal Bank of Scotland Group PLC *	16,107	90,764
Royal Bank of Scotland Group PLC ADR *	14,971	169,023
Royal Dutch Shell PLC ‘A’ (LI)	1,924	79,591
Royal Dutch Shell PLC ‘A’ ADR	34,233	2,819,772
Royal Dutch Shell PLC ‘B’	5,785	251,580
Royal Dutch Shell PLC ‘B’ ADR	18,902	1,644,663
RSA Insurance Group PLC	23,142	188,046
SABMiller PLC	19,383	1,123,002
Schroders PLC	3,090	132,334
Schroders PLC (Non-Voting)	1,511	49,864
Serco Group PLC	5,706	35,732
Severn Trent PLC	3,779	124,861
Shire PLC	3,013	236,252
Shire PLC ADR	2,941	692,576
Smith & Nephew PLC ADR	3,359	299,892
Smiths Group PLC	10,916	242,142
Sports Direct International PLC *	2,983	36,018

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-92

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
SSE PLC	21,870	$ 586,157
St James’s Place PLC	12,948	168,886
Standard Chartered PLC	45,627	932,425
Standard Life PLC	49,477	316,348
Tate & Lyle PLC	8,884	104,014
Taylor Wimpey PLC	49,327	96,059
Tesco PLC	143,407	696,604
The Sage Group PLC	30,883	202,785
The Weir Group PLC	5,370	240,401
Travis Perkins PLC	5,133	143,702
TUI Travel PLC	12,712	86,487
Tullow Oil PLC	11,720	171,006
Unilever PLC	2,665	120,845
Unilever PLC ADR	25,915	1,174,209
United Utilities Group PLC	16,403	247,400
Vedanta Resources PLC	1,430	27,313
Vodafone Group PLC	173,091	578,433
Vodafone Group PLC ADR	35,218	1,175,929
Whitbread PLC	3,735	281,436
William Hill PLC	12,407	69,544
WM Morrison Supermarkets PLC	34,221	107,660
Wolseley PLC	6,046	331,048
WPP PLC	8,402	182,953
WPP PLC ADR	3,770	410,892

		59,915,076

Total Common Stocks (Cost $264,176,179)		319,850,399

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $2,382,033; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $2,431,063)	$2,382,033	2,382,033

Total Short-Term Investment (Cost $2,382,033)		2,382,033

TOTAL INVESTMENTS - 99.7% (Cost $266,589,207)		322,279,457

OTHER ASSETS & LIABILITIES, NET - 0.3%		966,211

NET ASSETS - 100.0%		$323,245,668

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.8%
Industrials	12.8%
Consumer Discretionary	11.4%
Consumer Staples	10.2%
Health Care	9.7%
Materials	9.1%
Energy	9.0%
Telecommunication Services	4.7%
Information Technology	4.5%
Utilities	3.8%
Others (each less than 3.0%)	0.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2014, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	19.2%
United Kingdom	18.5%
Canada	9.6%
France	8.2%
Switzerland	7.8%
Germany	7.7%
Australia	6.6%
Spain	3.1%
Others (each less than 3.0%)	19.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-93

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	France	$24	$-	$24	$-
	Spain	9,090	9,090	-	-

		9,114	9,090	24	-
	Preferred Stocks (1)	37,911	-	37,911	-
	Common Stocks
	Australia	21,249,489	2,320,600	18,928,889	-
	Austria	1,003,573	-	1,003,573	-
	Belgium	3,574,639	1,220,030	2,354,609	-
	Bermuda	1,341,074	151,716	1,189,358	-
	Canada	31,044,433	31,044,433	-	-
	Cayman	1,020,163	136,019	884,144	-
	Cyprus	19,652	-	19,652	-
	Denmark	4,975,053	979,921	3,995,132	-
	Finland	3,242,615	148,176	3,094,439	-
	France	26,373,671	968,555	25,405,116	-
	Germany	24,845,080	1,140,172	23,704,908	-
	Hong Kong	7,502,186	-	7,502,186	-
	Ireland	1,217,032	319,351	897,681	-
	Israel	1,514,488	928,820	585,668	-
	Italy	6,969,783	426,964	6,542,819	-
	Japan	61,956,711	5,211,658	56,745,053	-
	Luxembourg	1,220,082	441,751	778,331	-
	Mauritius	152,231	-	152,231	-
	Netherlands	8,857,953	2,573,960	6,283,993	-
	New Zealand	473,362	-	473,362	-
	Norway	2,525,350	114,934	2,410,416	-
	Papua New Guinea	197,993	-	197,993	-
	Portugal	589,958	-	589,958	-
	Singapore	3,934,452	-	3,934,452	-
	Spain	10,133,530	733,618	9,399,912	-
	Sweden	8,753,636	235,584	8,518,052	-
	Switzerland	25,247,134	3,223,459	22,023,675	-
	United Kingdom	59,915,076	30,501,463	29,413,613	-

		319,850,399	82,821,184	237,029,215	-
	Short-Term Investment	2,382,033	-	2,382,033	-

	Total	$322,279,457	$82,830,274	$239,449,183	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-95

A-94

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2014 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2014.
Y	Investments were in default as of June 30, 2014.
±	The security is a perpetual bond and has no definite maturity date.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to "qualified institutional buyers", or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts as of June 30, 2014.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the portfolio as of June 30, 2014 were less than one share.

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
'NY'	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

A-95

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value	$133,318,646	$676,327,433	$150,100,290	$337,386,527	$417,372,559	$82,131,926
Repurchase agreements, at value	-	-	-	10,717,720	21,399,292	3,710,936
Cash (1)	-	-	-	-	5,802	173,600
Receivables:
Dividends and interest	1,004,074	3,663,292	2,376,733	314,980	495,952	28,235
Fund shares sold	15,406	1,262,670	8,113	-	492,760	-
Securities sold	-	421,989	125,133	38,656,207	43,561,928	17,145,184
Variation margin	-	-	-	7,961	1,187	22,792
Prepaid expenses and other assets	-	1,664	357	1,301	1,614	300
Total Assets	134,338,126	681,677,048	152,610,626	387,084,696	483,331,094	103,212,973
LIABILITIES
Payables:
Fund shares redeemed	1,228	6,139	819	7,776	9,004	2,456
Securities purchased	3,793,363	28,586,085	964,899	38,809,902	56,557,178	19,108,566
Due to custodian	-	4,400	27,169	-	-	-
Accrued advisory fees	19,495	74,583	29,287	38,985	46,226	9,433
Accrued support service expenses	871	4,716	959	2,196	2,824	502
Accrued custodian, and portfolio accounting and tax fees	13,036	85,463	34,120	15,569	19,969	10,188
Accrued shareholder report expenses	936	10,979	2,373	5,141	6,329	1,193
Accrued trustees’ fees and expenses and deferred compensation	263	2,933	605	1,334	1,658	309
Accrued offering expenses	4,178	-	-	-	-	-
Accrued other	1,614	9,009	3,371	5,582	6,493	2,554
Total Liabilities	3,834,984	28,784,307	1,063,602	38,886,485	56,649,681	19,135,201
NET ASSETS	$130,503,142	$652,892,741	$151,547,024	$348,198,211	$426,681,413	$84,077,772
NET ASSETS CONSIST OF:
Paid-in capital	$130,323,118	$626,157,481	$132,306,153	$239,631,611	$293,343,845	$58,763,809
Undistributed earnings	180,024	26,735,260	19,240,871	108,566,600	133,337,568	25,313,963
NET ASSETS	$130,503,142	$652,892,741	$151,547,024	$348,198,211	$426,681,413	$84,077,772
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	13,031,976	57,703,820	11,470,257	15,502,102	19,627,861	3,937,853
Net Asset Value Per Share	$10.01	$11.31	$13.21	$22.46	$21.74	$21.35

Investments, at cost	$133,260,485	$667,519,113	$143,514,028	$254,707,651	$332,369,792	$66,372,376
Repurchase agreements, at cost	-	-	-	10,717,720	21,399,292	3,710,936

(1)	Includes cash collateral segregated for open futures contracts in the PD Small-Cap Growth Index Portfolio of $173,600.

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value	$118,418,021	$109,477,407	$319,897,424
Repurchase agreements, at value	5,259,982	-	2,382,033
Cash (1)	257,682	-	45,873
Foreign currency held, at value	-	435,454	393,923
Receivables:
Dividends and interest	206,521	406,452	1,267,061
Fund shares sold	-	-	377,875
Securities sold	23,210,447	351,710	18,528
Variation margin	41,500	-	-
Prepaid expenses and other assets	453	415	3,461
Total Assets	147,394,606	110,671,438	324,386,178
LIABILITIES
Payables:
Fund shares redeemed	3,274	2,456	7,776
Securities purchased	22,957,082	1,476	1,037,366
Due to custodian	-	21,775	-
Accrued advisory fees	14,061	41,792	56,320
Accrued support service expenses	832	664	1,902
Accrued custodian, and portfolio accounting and tax fees	17,545	28,629	26,095
Accrued shareholder report expenses	1,798	1,613	4,792
Accrued trustees’ fees and expenses and deferred compensation	477	415	1,217
Accrued foreign capital gains tax	-	73,681	-
Accrued other	3,073	2,713	5,042
Total Liabilities	22,998,142	175,214	1,140,510
NET ASSETS	$124,396,464	$110,496,224	$323,245,668
NET ASSETS CONSIST OF:
Paid-in capital	$91,018,256	$97,539,677	$253,151,126
Undistributed earnings	33,378,208	12,956,547	70,094,542
NET ASSETS	$124,396,464	$110,496,224	$323,245,668
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	6,357,550	7,030,082	18,870,270
Net Asset Value Per Share	$19.57	$15.72	$17.13

Investments, at cost	$101,896,927	$98,977,464	$264,207,174
Repurchase agreements, at cost	5,259,982	-	2,382,033
Foreign currency held, at cost	-	430,887	393,578

(1)	Includes cash collateral segregated for open futures contracts in the PD Small-Cap Value Index Portfolio of $255,880.

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio (1)	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$281	$2,685	$161	$2,535,371	$4,301,896	$248,013
Interest, net of foreign taxes withheld	179,328	7,563,587	4,158,086	-	-	-
Total Investment Income	179,609	7,566,272	4,158,247	2,535,371	4,301,896	248,013

EXPENSES
Advisory fees	39,235	476,369	170,805	216,063	259,658	49,602
Support services expenses	871	15,868	3,223	7,056	8,753	1,606
Custodian fees and expenses	501	19,104	1,452	8,205	9,305	5,700
Portfolio accounting and tax fees	12,534	117,978	51,629	14,850	17,639	9,763
Shareholder report expenses	936	8,217	1,764	3,935	4,835	913
Legal and audit fees	656	11,371	2,311	5,068	6,257	1,159
Trustees’ fees and expenses	263	4,363	890	1,949	2,403	446
Transfer agency fees and expenses	919	3,029	2,779	2,826	2,723	2,601
Interest expense	-	5	-	13	-	6
Offering expenses	4,178	-	-	-	-	-
Other	40	2,455	514	2,181	2,690	500
Total Expenses	60,133	658,759	235,367	262,146	314,263	72,296
NET INVESTMENT INCOME	119,476	6,907,513	3,922,880	2,273,225	3,987,633	175,717

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	2,387	2,555,010	251,428	10,419,274	18,959,826	4,331,933
Futures contracts transactions	-	-	-	812,089	1,312,085	257,265
Net Realized Gain	2,387	2,555,010	251,428	11,231,363	20,271,911	4,589,198

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	58,161	16,160,398	3,321,204	6,830,378	7,181,407	(2,251,056)
Futures contracts	-	-	-	(146,655)	(252,260)	(60,006)
Change in Net Unrealized Appreciation (Depreciation)	58,161	16,160,398	3,321,204	6,683,723	6,929,147	(2,311,062)
NET GAIN	60,548	18,715,408	3,572,632	17,915,086	27,201,058	2,278,136
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,024	$25,622,921	$7,495,512	$20,188,311	$31,188,691	$2,453,853

Foreign taxes withheld on dividends and interest	$16	$1,350	$43	$158	$1,947	$57

(1)	Operations commenced on April 30, 2014.

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,128,861	$1,312,799	$6,989,244
Interest, net of foreign taxes withheld	-	-	93
Other	-	-	507
Total Investment Income	1,128,861	1,312,799	6,989,844

EXPENSES
Advisory fees	75,880	235,734	314,733
Support services expenses	2,498	2,215	6,496
Custodian fees and expenses	10,529	18,801	22,497
Portfolio accounting and tax fees	12,383	21,198	22,394
Shareholder report expenses	1,378	1,242	3,644
Legal and audit fees	1,784	1,585	4,667
Trustees’ fees and expenses	686	608	1,802
Transfer agency fees and expenses	2,712	2,655	2,761
Interest expense	11	17	-
Other	759	746	2,108
Total Expenses	108,620	284,801	381,102
NET INVESTMENT INCOME	1,020,241	1,027,998	6,608,742

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1)	6,952,341	805,902	2,426,460
Futures contracts transactions	178,631	-	-
Foreign currency transactions	(69)	(2,182)	6,823
Net Realized Gain	7,130,903	803,720	2,433,283

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	(3,114,427)	5,307,062	6,358,369
Futures contracts	(30,225)	-	-
Foreign currencies	11	9,935	138
Change in Net Unrealized Appreciation (Depreciation)	(3,144,641)	5,316,997	6,358,507
NET GAIN	3,986,262	6,120,717	8,791,790
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,006,503	$7,148,715	$15,400,532

Foreign taxes withheld on dividends and interest	$770	$153,534	$622,063

(1)	Net realized gain (loss) on investment securities for the PD Emerging Markets Portfolio is net of deferred foreign capital gains tax of $1,871.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of increase in deferred foreign capital gains tax of $32,820.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013
	PD 1-3 Year Corporate Bond Portfolio (2)		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio

OPERATIONS
Net investment income	$119,476		$6,907,513	$9,312,931	$3,922,880	$7,205,488
Net realized gain	2,387		2,555,010	74,694	251,428	2,347,288
Change in net unrealized appreciation (depreciation)	58,161		16,160,398	(21,442,362)	3,321,204	(1,834,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	180,024		25,622,921	(12,054,737)	7,495,512	7,718,211

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	130,911,263		102,019,369	287,530,564	12,079,704	37,913,533
Cost of shares repurchased	(588,145)		(128,141,407)	(31,544,897)	(593,959)	(22,911,630)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	130,323,118		(26,122,038)	255,985,667	11,485,745	15,001,903
NET INCREASE (DECREASE) IN NET ASSETS	130,503,142		(499,117)	243,930,930	18,981,257	22,720,114

NET ASSETS
Beginning of Year or Period	-		653,391,858	409,460,928	132,565,767	109,845,653
End of Year or Period	$130,503,142		$652,892,741	$653,391,858	$151,547,024	$132,565,767

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income	$2,273,225	$3,430,034	$3,987,633	$6,191,586	$175,717	$294,114
Net realized gain	11,231,363	9,101,775	20,271,911	12,110,874	4,589,198	4,249,837
Change in net unrealized appreciation (depreciation)	6,683,723	53,696,154	6,929,147	59,371,782	(2,311,062)	14,315,405
Net Increase in Net Assets Resulting from Operations	20,188,311	66,227,963	31,188,691	77,674,242	2,453,853	18,859,356

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	37,907,783	64,314,021	33,553,218	80,836,837	14,688,723	9,731,965
Cost of shares repurchased	(2,470,681)	(9,236,841)	(2,878,934)	(11,231,951)	(678,597)	(2,112,827)
Net Increase in Net Assets from Capital Share Transactions	35,437,102	55,077,180	30,674,284	69,604,886	14,010,126	7,619,138
NET INCREASE IN NET ASSETS	55,625,413	121,305,143	61,862,975	147,279,128	16,463,979	26,478,494

NET ASSETS
Beginning of Year or Period	292,572,798	171,267,655	364,818,438	217,539,310	67,613,793	41,135,299
End of Year or Period	$348,198,211	$292,572,798	$426,681,413	$364,818,438	$84,077,772	$67,613,793

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income	$1,020,241	$1,550,866	$1,027,998	$1,181,022	$6,608,742	$5,941,283
Net realized gain (loss)	7,130,903	6,863,757	803,720	(242,455)	2,433,283	(256,469)
Change in net unrealized appreciation (depreciation)	(3,144,641)	15,106,443	5,316,997	(2,326,487)	6,358,507	36,373,927
Net Increase (Decrease) in Net Assets Resulting from Operations	5,006,503	23,521,066	7,148,715	(1,387,920)	15,400,532	42,058,741

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	18,230,567	19,410,538	13,309,180	42,702,019	38,088,741	64,338,072
Cost of shares repurchased	(927,781)	(3,140,998)	(678,597)	(2,049,763)	(2,332,771)	(8,676,077)
Net Increase in Net Assets from Capital Share Transactions	17,302,786	16,269,540	12,630,583	40,652,256	35,755,970	55,661,995
NET INCREASE IN NET ASSETS	22,309,289	39,790,606	19,779,298	39,264,336	51,156,502	97,720,736

NET ASSETS
Beginning of Year or Period	102,087,175	62,296,569	90,716,926	51,452,590	272,089,166	174,368,430
End of Year or Period	$124,396,464	$102,087,175	$110,496,224	$90,716,926	$323,245,668	$272,089,166

(1)	Unaudited.
(2)	Operations commenced on April 30, 2014.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2014 (6), (7)	$10.00	$0.01	$- (8)	$0.01	$-	$-	$-	$10.01	0.28%	0.28%	0.56%	0.14%	$130,503	3%
PD Aggregate Bond Index
2014 (6)	$10.89	$0.11	$0.31	$0.42	$-	$-	$-	$11.31	0.20%	0.20%	2.06%	3.88%	$652,893	45%
2013	11.16	0.19	(0.46)	(0.27)	-	-	-	10.89	0.20%	0.20%	1.75%	(2.43%)	653,392	61%
2012	10.92	0.22	0.20	0.42	(0.17)	(0.01)	(0.18)	11.16	0.21%	0.17%	1.97%	3.94%	409,461	72%
2011	10.59	0.30	0.50	0.80	(0.42)	(0.05)	(0.47)	10.92	0.24%	0.17%	2.78%	7.65%	210,305	115%
2010	10.23	0.31	0.33	0.64	(0.27)	(0.01)	(0.28)	10.59	0.28%	0.17%	2.88%	6.23%	163,942	149%
2009 (9)	10.00	0.19	0.21	0.40	(0.14)	(0.03)	(0.17)	10.23	0.28%	0.17%	2.80%	3.97%	67,711	324%
PD High Yield Bond Market
2014 (6)	$12.53	$0.36	$0.32	$0.68	$-	$-	$-	$13.21	0.33%	0.33%	5.55%	5.42%	$151,547	18%
2013	11.74	0.74	0.05	0.79	-	-	-	12.53	0.37%	0.36%	6.14%	6.73%	132,566	54%
2012	10.96	0.81	0.80	1.61	(0.76)	(0.07)	(0.83)	11.74	0.39%	0.34%	6.90%	14.91%	109,846	38%
2011	11.42	0.84	(0.26)	0.58	(0.87)	(0.17)	(1.04)	10.96	0.45%	0.34%	7.23%	5.03%	78,287	45%
2010	11.30	1.00	0.43	1.43	(1.02)	(0.29)	(1.31)	11.42	0.52%	0.34%	8.57%	13.05%	38,751	40%
2009 (9)	10.00	0.66	1.31	1.97	(0.63)	(0.04)	(0.67)	11.30	0.57%	0.34%	9.00%	19.88%	27,986	31%
PD Large-Cap Growth Index
2014 (6)	$21.14	$0.16	$1.16	$1.32	$-	$-	$-	$22.46	0.17%	0.17%	1.46%	6.24%	$348,198	14%
2013	15.88	0.27	4.99	5.26	-	-	-	21.14	0.18%	0.17%	1.48%	33.17%	292,573	14%
2012	13.97	0.27	1.84	2.11	(0.20)	-	(0.20)	15.88	0.18%	0.17%	1.72%	15.02%	171,268	17%
2011	14.31	0.21	0.13	0.34	(0.18)	(0.50)	(0.68)	13.97	0.20%	0.17%	1.40%	2.39%	100,124	37%
2010	12.75	0.19	1.87	2.06	(0.15)	(0.35)	(0.50)	14.31	0.24%	0.17%	1.44%	16.17%	63,468	56%
2009 (9)	10.00	0.12	2.80	2.92	(0.09)	(0.08)	(0.17)	12.75	0.45%	0.17%	1.57%	29.12%	29,230	81%
PD Large-Cap Value Index
2014 (6)	$20.11	$0.21	$1.42	$1.63	$-	$-	$-	$21.74	0.16%	0.16%	2.08%	8.11%	$426,681	14%
2013	15.21	0.39	4.51	4.90	-	-	-	20.11	0.17%	0.17%	2.16%	32.23%	364,818	13%
2012	13.72	0.37	1.93	2.30	(0.28)	(0.53)	(0.81)	15.21	0.18%	0.17%	2.48%	17.17%	217,539	16%
2011	13.95	0.32	(0.29)	0.03	(0.24)	(0.02)	(0.26)	13.72	0.20%	0.17%	2.30%	0.19%	119,964	36%
2010	12.62	0.29	1.59	1.88	(0.21)	(0.34)	(0.55)	13.95	0.24%	0.17%	2.20%	14.89%	77,490	55%
2009 (9)	10.00	0.18	2.67	2.85	(0.12)	(0.11)	(0.23)	12.62	0.42%	0.17%	2.25%	28.54%	32,920	89%
PD Small-Cap Growth Index
2014 (6)	$20.90	$0.05	$0.40	$0.45	$-	$-	$-	$21.35	0.20%	0.20%	0.50%	2.19%	$84,078	32%
2013	14.62	0.10	6.18	6.28	-	-	-	20.90	0.22%	0.21%	0.55%	42.88%	67,614	44%
2012	13.73	0.18	1.78	1.96	(0.18)	(0.89)	(1.07)	14.62	0.27%	0.21%	1.22%	14.30%	41,135	79%
2011	15.52	0.07	(0.58)	(0.51)	(0.09)	(1.19)	(1.28)	13.73	0.31%	0.21%	0.45%	(3.27%)	27,998	68%
2010	12.66	0.09	3.49	3.58	(0.07)	(0.65)	(0.72)	15.52	0.46%	0.21%	0.63%	28.24%	20,095	69%
2009 (9)	10.00	0.04	2.82	2.86	(0.03)	(0.17)	(0.20)	12.66	0.70%	0.21%	0.56%	28.60%	11,785	70%
PD Small-Cap Value Index
2014 (6)	$18.80	$0.17	$0.60	$0.77	$-	$-	$-	$19.57	0.20%	0.20%	1.88%	4.06%	$124,396	31%
2013	14.00	0.32	4.48	4.80	-	-	-	18.80	0.21%	0.21%	1.92%	34.35%	102,087	41%
2012	12.63	0.38	1.85	2.23	(0.33)	(0.53)	(0.86)	14.00	0.26%	0.21%	2.73%	17.62%	62,297	63%
2011	14.60	0.27	(1.11)	(0.84)	(0.27)	(0.86)	(1.13)	12.63	0.32%	0.21%	1.93%	(5.82%)	34,106	63%
2010	12.65	0.26	2.74	3.00	(0.23)	(0.82)	(1.05)	14.60	0.45%	0.21%	1.93%	23.67%	22,994	62%
2009 (9)	10.00	0.17	2.73	2.90	(0.13)	(0.12)	(0.25)	12.65	0.74%	0.21%	2.12%	29.01%	13,168	75%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2014 (6)	$14.79	$0.15	$0.78	$0.93	$-	$-	$-	$15.72	0.57%	0.57%	2.07%	6.27%	$110,496	6%
2013	15.25	0.24	(0.70)	(0.46)	-	-	-	14.79	0.69%	0.69%	1.66%	(3.00%)	90,717	1%
2012	13.32	0.22	2.07	2.29	(0.21)	(0.15)	(0.36)	15.25	0.86%	0.86%	1.56%	17.42%	51,453	3%
2011	16.55	0.22	(3.24)	(3.02)	(0.19)	(0.02)	(0.21)	13.32	0.92%	0.92%	1.45%	(18.20%)	31,023	6%
2010	14.21	0.20	2.64	2.84	(0.19)	(0.31)	(0.50)	16.55	0.85%	0.85%	1.34%	20.04%	25,449	7%
2009 (9)	10.00	0.11	4.23	4.34	(0.11)	(0.02)	(0.13)	14.21	0.98%	0.97%	1.33%	43.43%	17,806	8%
PD International Large-Cap
2014 (6)	$16.30	$0.37	$0.46	$0.83	$-	$-	$-	$17.13	0.26%	0.26%	4.56%	5.12%	$323,246	4%
2013	13.54	0.40	2.36	2.76	-	-	-	16.30	0.28%	0.28%	2.68%	20.39%	272,089	1%
2012	11.82	0.37	1.66	2.03	(0.31)	-	(0.31)	13.54	0.37%	0.30%	2.90%	17.12%	174,368	2%
2011	13.77	0.37	(2.05)	(1.68)	(0.27)	-	(0.27)	11.82	0.46%	0.30%	2.78%	(12.16%)	94,069	1%
2010	13.01	0.30	0.69	0.99	(0.23)	- (8)	(0.23)	13.77	0.46%	0.30%	2.35%	7.61%	53,577	3%
2009 (9)	10.00	0.14	3.02	3.16	(0.09)	(0.06)	(0.15)	13.01	0.64%	0.30%	1.68%	31.59%	24,830	6%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Portfolios under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any. The investment adviser to the Trust reimbursed certain operating expenses under the expense limitation agreements and such agreements expired on April 30, 2013. The PD Aggregate Bond Index, PD Large-Cap Value Index, and PD Small-Cap Value Index Portfolios had expense reimbursements for the year ended December 31, 2013 that are not reflected in the above table due to rounding.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the six-month period ended June 30, 2014.
(7)	Operations commenced on April 30, 2014.
(8)	Reflects an amount rounding to less than $0.01 per share.
(9)	Operations commenced on May 1, 2009.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of June 30, 2014, the Trust was comprised of fifty-eight separate portfolios, nine of which are presented in these financial statements: PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”).

The Pacific Dynamix Underlying Portfolios currently offer Class P shares only.

Presently only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain such semi-annual report, see the Where to Go for More Information section of this report on page D-5.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Currently each Pacific Dynamix Underlying Portfolio presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these portfolios are required to distribute taxable income and capital gains (see Note 10). Since January 1, 2013, no dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Portfolios under the current dividend and distributions policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.

E. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new portfolio on a straight-line basis over twelve months from commencement of operations.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each portfolio’s investments, which includes using third party pricing services and/or approved alternate valuation methodologies, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust presented in these financial statements is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets, subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of all investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board:

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if a portfolio sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using reference instruments and industry pricing models pursuant

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value the Trust’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing the Trust’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of June 30, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include

C-3

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers, inter-dealer brokers, and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield

C-4

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair the Adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a portfolio’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing (“QE”) program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker- dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each portfolio’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub- adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that the portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

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(Unaudited)

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including but not limited to, futures contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risk to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures to provide market exposure proportionate to the size each portfolio’s cash flows and residual cash balances.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of fair values of derivative investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2014:

	Total Value of Equity Contracts* as of June 30, 2014
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$72,060	$-
PD Large-Cap Value Index	46,207	-
PD Small-Cap Growth Index	44,537	-
PD Small-Cap Value Index	131,776	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contracts transactions
Change in net unrealized appreciation (depreciation) on futures contracts

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments in equity futures contracts recognized in the Trust’s Statements of Operations for the period ended June 30, 2014:

	Realized Gain and Unrealized Depreciation on Derivative Investments in Equity Contracts Recognized in the Statements of Operations
Portfolio	Realized Gain	Change in Unrealized Depreciation
PD Large-Cap Growth Index	$812,089	($146,655)
PD Large-Cap Value Index	1,312,085	(252,260)
PD Small-Cap Growth Index	257,265	(60,006)
PD Small-Cap Value Index	178,631	(30,225)

The derivative investments held as of June 30, 2014 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable portfolio for the period ended June 30, 2014.

Certain portfolios held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain portfolios presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable portfolio presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2014.

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to each portfolio of the Trust. PLFA has retained other investment management firms to sub-advise each portfolio presented in these financial statements, as discussed later in this section. PLFA receives investment advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

PD 1-3 Year Corporate Bond	0.20% of first $50 million 0.19% of next $50 million 0.14% on excess	PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% of first $300 million 0.12% on excess
PD Aggregate Bond Index	0.16% of first $50 million 0.15% of next $50 million 0.14% on excess	PD Emerging Markets	0.60% of first $50 million 0.35% on excess
PD High Yield Bond Market	0.35% of first $50 million 0.22% of next $50 million 0.14% on excess	PD International Large-Cap	0.25% of first $100 million 0.20% on excess

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2014, the Trust and PLFA engage various investment management firms under PLFA’s supervision, to sub-advise each Pacific Dynamix Underlying Portfolio. The following firms serve as sub-advisers for their respective portfolios: SSgA Funds Management, Inc. for the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index and PD High Yield Bond Market Portfolios; BlackRock Investment Management, LLC for the PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; and Dimensional Fund Advisors LP for the PD Emerging Markets and PD International Large-Cap Portfolios. PLFA, as Adviser to each portfolio of the Trust, pays the related portfolio management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to an Agreement for Administration and Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Portfolios and is compensated by the Trust for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser and Pacific Life are related parties. The advisory fees earned by the Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each portfolio presented in these financial statements for the period ended June 30, 2014 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2014 are presented in the Statements of Assets and Liabilities.

B. INVESTMENTS BY AFFILIATED PARTY

As of June 30, 2014, Pacific Life owned 33.01% and 14.51% of the shares outstanding of the PD High Yield Bond Market and PD Emerging Markets Portfolios, respectively.

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Life Funds. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2014, such expenses increased by $145 for all applicable portfolios presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2014, the total amount in the DCP Liability accounts for all applicable portfolios presented in these financial statements was $3,406.

D. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and PLFA and received no compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line up to a maximum of $75,000. As of June 30, 2014, the actual interest rate on borrowing by the Trust was 1.35%. The committed line of credit will expire on August 31, 2014 unless renewed and applies to all portfolios presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable portfolio presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that the

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

PD Emerging Markets Portfolio had loans outstanding were 1.34% and $51,447. As of June 30, 2014, the PD Emerging Markets Portfolio had loans outstanding in the amount of $21,775. No other portfolios presented in these financial statements had a loan outstanding during the reporting period.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2014, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$253,394,677	$254,572,881

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$133,552,382	$4,045,052
PD Aggregate Bond Index	44,825,864	43,561,302
PD High Yield Bond Market	41,956,846	25,035,954
PD Large-Cap Growth Index	79,689,493	41,986,566
PD Large-Cap Value Index	92,325,589	53,365,851

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$37,377,869	$22,605,194
PD Small-Cap Value Index	48,945,303	33,170,224
PD Emerging Markets	20,006,953	6,411,076
PD International Large-Cap	52,405,361	10,928,283

10. FEDERAL INCOME TAX INFORMATION

Currently each Pacific Dynamix Underlying Portfolio is treated as a partnership for Federal income tax purposes only. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a regulated investment company.

Since January 1, 2013, no dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Portfolios under the current dividend and distributions policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B). Each partner, which would be Pacific Life and Pacific Life & Annuity Company through their respective separate accounts, is required to report its respective share of income, gains, losses, deductions and credits of each Pacific Dynamix Underlying Portfolio.

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of June 30, 2014, were as follows:

		Gross	Gross	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Unrealized Appreciation on Investments
PD 1-3 Year Corporate Bond	$133,260,485	$113,158	($54,997)	$58,161
PD Aggregate Bond Index	667,519,113	12,465,231	(3,656,911)	8,808,320
PD High Yield Bond Market	143,514,028	7,527,125	(940,863)	6,586,262
PD Large-Cap Growth Index	265,425,371	83,678,927	(1,000,051)	82,678,876
PD Large-Cap Value Index	353,769,084	86,555,423	(1,552,656)	85,002,767
PD Small-Cap Growth Index	70,083,312	17,018,289	(1,258,739)	15,759,550
PD Small-Cap Value Index	107,156,909	18,568,359	(2,047,265)	16,521,094
PD Emerging Markets	98,977,464	17,086,523	(6,586,580)	10,499,943
PD International Large-Cap	266,589,207	63,638,965	(7,948,715)	55,690,250

Each portfolio recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each portfolio remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after December 31, 2009.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2014 and the year ended December 31, 2013 were as follows:

	PD 1-3 Year Corporate Bond (1)		PD Aggregate Bond Index		PD High Yield Bond Market
	2014	2013	2014	2013	2014	2013
Class P
Shares sold	13,090,755		9,196,049	26,164,194	938,165	3,125,760
Shares repurchased	(58,779)		(11,453,067)	(2,855,573)	(45,764)	(1,903,161)
Net increase (decrease)	13,031,976		(2,257,018)	23,308,621	892,401	1,222,599
Shares outstanding, beginning of year or period	-		59,987,838	36,679,217	10,577,856	9,355,257
Shares outstanding, end of year or period	13,031,976		57,730,820	59,987,838	11,470,257	10,577,856

	PD Large-Cap Growth Index		PD Large-Cap Value Index		PD Small-Cap Growth Index
	2014	2013	2014	2013	2014	2013
Class P
Shares sold	1,778,435	3,564,997	1,623,021	4,477,961	735,526	546,274
Shares repurchased	(114,190)	(514,430)	(137,851)	(640,599)	(33,534)	(123,241)
Net increase	1,664,245	3,050,567	1,485,170	3,837,362	701,992	423,033
Shares outstanding, beginning of year or period	13,837,857	10,787,290	18,142,691	14,305,329	3,235,861	2,812,828
Shares outstanding, end of year or period	15,502,102	13,837,857	19,627,861	18,142,691	3,937,853	3,235,861

	PD Small-Cap Value Index		PD Emerging Markets		PD International Large-Cap
	2014	2013	2014	2013	2014	2013
Class P
Shares sold	977,878	1,174,829	941,999	2,898,930	2,314,074	4,412,576
Shares repurchased	(49,587)	(196,660)	(45,094)	(140,014)	(139,908)	(597,798)
Net increase	928,291	978,169	896,905	2,758,916	2,174,166	3,814,778
Shares outstanding, beginning of year or period	5,429,259	4,451,090	6,133,177	3,374,261	16,696,104	12,881,326
Shares outstanding, end of year or period	6,357,550	5,429,259	7,030,082	6,133,177	18,870,270	16,696,104

(1)	Operations commenced on April 30, 2014.

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DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2014 to June 30, 2014.

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses. The “Ending Account Value at 06/30/14” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/14-06/30/14” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2014 to June 30, 2014.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/14-06/30/14.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
PD 1-3 Year Corporate Bond (2)
Actual	$1,000.00	$1,001.40	0.28%	$0.48
Hypothetical	$1,000.00	$1,008.02	0.28%	$1.39
PD Aggregate Bond Index
Actual	$1,000.00	$1,038.80	0.20%	$1.01
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00
PD High Yield Bond Market
Actual	$1,000.00	$1,054.20	0.33%	$1.68
Hypothetical	$1,000.00	$1,023.16	0.33%	$1.66
PD Large-Cap Growth Index
Actual	$1,000.00	$1,062.40	0.17%	$0.87
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85
PD Large-Cap Value Index
Actual	$1,000.00	$1,081.10	0.16%	$0.83
Hypothetical	$1,000.00	$1,024.00	0.16%	$0.80

Portfolio	Beginning Account Value at 01/01/14	Ending Account Value at 06/30/14	Annualized Expense Ratio	Expenses Paid During the Period 01/01/14- 06/30/14 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$1,021.90	0.20%	$1.00
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00
PD Small-Cap Value Index
Actual	$1,000.00	$1,040.60	0.20%	$1.01
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00
PD Emerging Markets
Actual	$1,000.00	$1,062.70	0.57%	$2.92
Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86
PD International Large-Cap
Actual	$1,000.00	$1,051.20	0.26%	$1.32
Hypothetical	$1,000.00	$1,023.51	0.26%	$1.30

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The PD 1-3 Year Corporate Bond Portfolio commenced operations on April 30, 2014. The actual fund return and expenses paid by the portfolio were for the period from April 30, 2014 to June 30, 2014 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

D-1

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the High Yield Bond, Cash Management and Floating Rate Income Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”) and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Asset Allocation Funds,” and together with the PAM Managed Funds, the “Directly Managed Funds”). For the other Funds, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Funds”), PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. Each of the Feeder Funds invests all of its assets in a master fund; and therefore, PLFA has not retained other sub-advisers to manage the assets of these Funds. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 11, 2013. The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of the Advisory Agreement and Sub-Advisory Agreement with respect to a new Fund as described in further detail below.

The Trustees’ determination was made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentation, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting on December 11, 2013, the Board, including all of the Independent Trustees, approved, effective May 1, 2014, the Advisory Agreement with PLFA with respect to the PD 1-3 Year Corporate Bond Portfolio (the “PD 1-3 Year Corporate Bond Advisory Agreement”) and the Sub-Advisory Agreement with SSgA Funds Management, Inc. (“SSgA”) with respect to the PD 1-3 Year Corporate Bond Portfolio (the “SSgA Sub-Advisory Agreement”), and appointed SSgA as the Sub-Adviser for this Fund.

In evaluating the PD 1-3 Year Corporate Bond Advisory Agreement and SSgA Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the factors described below. Additionally, the Board considered PLFA’s previous identification of SSgA as Sub-Adviser of the PD Aggregate Bond Index Portfolio and PD High Yield Bond Market Portfolio. The Board noted the due diligence conducted by PLFA on SSgA and the strategy to be used for the PD 1-3 Year Corporate Bond Portfolio and PLFA’s recommendation of SSgA to serve as the Sub-Adviser of the PD 1-3 Year Corporate Bond Portfolio. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Sub-Advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate.

In evaluating the PD 1-3 Year Corporate Bond Advisory Agreement and SSgA Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Sub-Advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Trust and its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the PD 1-3 Year Corporate Bond Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the PD 1-3 Year Corporate Bond Portfolio, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing Fund performance and the performance of Sub-Advisers, conducting an attribution

D-2

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance relative to applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Sub-Adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in Fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees also noted that PLFA conducts periodic due diligence on Sub-Advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a Fund or a Fund’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and amount of attention expected to be given to the PD 1-3 Year Corporate Bond Portfolio by PLFA’s management and staff. The Trustees considered that the PD 1-3 Year Corporate Bond Portfolio will serve only as an underlying fund option for the Pacific Dynamix Portfolios and not as a stand-alone investment option, and that the Fund is intended to diversify the fixed income component of the Pacific Dynamix Portfolios and reduce the duration of the Pacific Dynamix Portfolios.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the PD 1-3 Year Corporate Bond Portfolio, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the PD 1-3 Year Corporate Bond Portfolio under the PD 1-3 Year Corporate Bond Advisory Agreement.

SSgA. The Trustees considered the benefits to shareholders of retaining SSgA as Sub-Adviser of the PD 1-3 Year Corporate Bond Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by SSgA. In this regard, the Trustees considered various materials relating to the proposed Sub-Adviser, including copies of the proposed SSgA Sub-Advisory Agreement; copies of SSgA’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation.

The Trustees considered that under the SSgA Sub-Advisory Agreement, SSgA would be responsible for providing the investment management services for the PD 1-3 Year Corporate Bond Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term and the organizational depth and resources of SSgA, including the background and experience of SSgA’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the Fund’s investment strategy, including SSgA’s experience in managing index strategies.

In addition, the Trustees considered that they had previously reviewed and approved SSgA’s written compliance policies and procedures and that the Trust’s CCO previously provided an assessment of SSgA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to SSgA, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by SSgA.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PD 1-3 Year Corporate Bond Portfolio by PLFA under the PD 1-3 Year Corporate Bond Advisory Agreement and SSgA under the SSgA Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a passive fixed income strategy and PLFA’s identification of SSgA to serve as Sub-Adviser with regard to the PD 1-3 Year Corporate Bond Portfolio’s day-to-day investment activities. Because this consideration related to a newly organized portfolio, no actual performance record for the PD 1-3 Year Corporate Bond Portfolio was available. However, the Trustees considered the investment process and techniques to be used by SSgA for the Fund and SSgA’s experience managing the PD Aggregate Bond Index Portfolio and PD High Yield Bond Market Portfolio, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the related SSgA Sub-Advisory Agreement, including the factors described below.

The Trustees considered the historical performance of a composite managed by the same SSgA portfolio management team that would manage the PD 1-3 Year Corporate Bond Portfolio using similar investment strategies (the “SSgA Comparable Performance”). The Trustees considered the SSgA Comparable Performance against the strategy’s underlying index for the one-, two- and three-year periods as of September 30, 2013, and considered the degree to which the Sub-Adviser had tracked the underlying index for these periods. The Trustees also considered information about the historical performance of an exchange-traded fund managed by SSgA using similar investment strategies as those proposed for the PD 1-3 Year Corporate Bond Portfolio against the strategy’s underlying index for the one- and three-year and since inception periods as of September 30, 2013. Additionally, the Trustees considered the need for SSgA to adhere to the PD 1-3 Year Corporate Bond Portfolio’s general investment mandate in order to function appropriately in the Pacific Dynamix Portfolios.

The Board determined that SSgA’s performance record with respect to similarly managed accounts was acceptable.

D-3

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee for the PD 1-3 Year Corporate Bond Portfolio. The Trustees reviewed the proposed advisory fee compared with the average fees of peer funds identified by PLFA. The Trustees considered that the proposed advisory fee was above industry averages for similar investment products based on the data presented to the Board, but that the average assets of the peer funds identified by PLFA were larger than the Fund’s projected assets. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Fund, so that the Fund’s advisory fee as a percentage of the Fund’s net assets would decrease as the Fund becomes larger. The Trustees considered that PLFA seeks to price the advisory fees to scale. The Trustees noted that the proposed breakpoints appear to offer meaningful potential savings to shareholders of the PD 1-3 Year Corporate Bond Portfolio as asset levels increase.

The Board concluded that the compensation payable to PLFA under the PD 1-3 Year Corporate Bond Advisory Agreement is fair and reasonable.

SSgA. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to other portfolios with substantially similar investment strategies as the PD 1-3 Year Corporate Bond Portfolio. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and SSgA, and that the PD 1-3 Year Corporate Bond Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the PD 1-3 Year Corporate Bond Portfolio. The Trustees also considered that the sub-advisory fees payable to SSgA under the SSgA Sub-Advisory Agreement contain breakpoints.

The Board concluded that the compensation payable under the SSgA Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the PD 1-3 Year Corporate Bond Portfolio and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the PD 1-3 Year Corporate Bond Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the PD 1-3 Year Corporate Bond Portfolio. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered the projected profitability of the SSgA Sub-Advisory Agreement to SSgA to the extent practicable based on the financial information provided by SSgA. The Trustees considered that it was difficult to accurately determine or evaluate the projected profitability of the SSgA Sub-Advisory Agreement to SSgA due to the complexity in allocating certain costs, such as overhead and the resources required to manage a particular portfolio. The Trustees considered that SSgA manages substantial assets and has multiple business lines, and that any assessment of projected profitability would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arm’s-length nature of the relationship between PLFA and SSgA with respect to the negotiation of the PD 1-3 Year Corporate Bond Portfolio’s sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the SSgA Sub-Advisory Agreement to SSgA is an estimate.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the PD 1-3 Year Corporate Bond Portfolio as assets grow. The Trustees considered that the advisory fee schedule would include breakpoints, whereby the Fund’s advisory fee as a percentage of the Fund’s net assets decreases as the Fund becomes larger. The Trustees noted that the use of an advisory fee schedule with breakpoints represents a good faith attempt to share economies of scale as the asset levels of the Fund increase.

The Board concluded that the PD 1-3 Year Corporate Bond Portfolio’s fee structure reflected in the PD 1-3 Year Corporate Bond Advisory Agreement and SSgA Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received from PLFA information concerning other benefits that may be received by PLFA and SSgA and their affiliates as a result of their relationship with the PD 1-3 Year Corporate Bond Portfolio, including commissions that may be paid to broker-dealers affiliated with SSgA and the anticipated use of soft-dollars by SSgA. In this regard, the Trustees noted that SSgA represented that it does not anticipate utilizing affiliated broker-dealers and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. With respect to PLFA, the Trustees considered that the potential benefits that may be derived by PLFA from its relationship with the PD 1-3 Year Corporate Bond Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life. The Trustees also considered potential benefits to be derived by SSgA from its relationship with the PD 1-3 Year Corporate Bond Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the PD 1-3 Year Corporate Bond Advisory Agreement and the SSgA Sub-Advisory Agreement is fair and reasonable; and (ii) the PD 1-3 Year Corporate Bond Advisory Agreement and SSgA Sub-Advisory Agreement are in the best interests of the PD 1-3 Year Corporate Bond Portfolio and its shareholders. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

D-4

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Trust’s website at http://www.PacificLife.com

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

D-5

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 11.7%

Amazon.com Inc *	26,333	$8,552,432
AutoNation Inc *	4,511	269,216
AutoZone Inc *	2,347	1,258,555
Bed Bath & Beyond Inc *	14,412	826,961
Best Buy Co Inc	19,462	603,517
BorgWarner Inc	16,150	1,052,818
Cablevision Systems Corp ‘A’	15,314	270,292
CarMax Inc *	15,572	809,900
Carnival Corp (Panama)	30,993	1,166,886
CBS Corp ‘B’	37,338	2,320,183
Chipotle Mexican Grill Inc *	2,196	1,301,152
Coach Inc	19,368	662,192
Comcast Corp ‘A’	183,674	9,859,620
Darden Restaurants Inc	9,351	432,671
Delphi Automotive PLC (United Kingdom)	19,522	1,341,942
DIRECTV *	33,102	2,814,001
Discovery Communications Inc ‘A’ *	15,404	1,144,209
Dollar General Corp *	21,426	1,228,995
Dollar Tree Inc *	14,611	795,715
DR Horton Inc	20,215	496,885
Expedia Inc	7,276	573,058
Family Dollar Stores Inc	6,775	448,098
Ford Motor Co	279,359	4,816,149
Fossil Group Inc *	3,381	353,382
GameStop Corp ‘A’	8,083	327,119
Gannett Co Inc	16,078	503,402
Garmin Ltd (Switzerland)	8,640	526,176
General Motors Co	92,904	3,372,415
Genuine Parts Co	10,869	954,298
Graham Holdings Co ‘B’	307	220,460
H&R Block Inc	19,437	651,528
Harley-Davidson Inc	15,413	1,076,598
Harman International Industries Inc	4,817	517,490
Hasbro Inc	8,197	434,851
Johnson Controls Inc	46,919	2,342,666
Kohl’s Corp	13,766	725,193
L Brands Inc	17,323	1,016,167
Leggett & Platt Inc	9,770	334,916
Lennar Corp ‘A’	12,365	519,083
Lowe’s Cos Inc	70,458	3,381,279
Macy’s Inc	25,463	1,477,363
Marriott International Inc ‘A’	15,471	991,691
Mattel Inc	23,939	932,903
McDonald’s Corp	69,830	7,034,674
Michael Kors Holdings Ltd * (United Kingdom)	12,699	1,125,766
Mohawk Industries Inc *	4,311	596,384
Netflix Inc *	4,235	1,865,941
Newell Rubbermaid Inc	19,617	607,931
News Corp ‘A’ *	35,253	632,439
NIKE Inc ‘B’	52,113	4,041,363
Nordstrom Inc	9,930	674,545
O’Reilly Automotive Inc *	7,481	1,126,639
Omnicom Group Inc	18,256	1,300,192
PetSmart Inc	7,007	419,019
PulteGroup Inc	24,140	486,662
PVH Corp	5,811	677,563
Ralph Lauren Corp	4,145	666,060
Ross Stores Inc	15,006	992,347
Scripps Networks Interactive Inc ‘A’	7,572	614,392
Staples Inc	45,770	496,147
Starbucks Corp	53,162	4,113,676
Starwood Hotels & Resorts Worldwide Inc	13,562	1,096,081
Target Corp	44,754	2,593,494
The Gap Inc	18,368	763,558
The Goodyear Tire & Rubber Co	19,495	541,571

	Shares	Value
The Home Depot Inc	96,655	$7,825,189
The Interpublic Group of Cos Inc	29,825	581,886
The Priceline Group Inc *	3,705	4,457,115
The TJX Cos Inc	49,475	2,629,596
The Walt Disney Co	113,789	9,756,269
Tiffany & Co	7,839	785,860
Time Warner Cable Inc	19,683	2,899,306
Time Warner Inc	62,319	4,377,910
Tractor Supply Co	9,769	590,048
TripAdvisor Inc *	7,860	854,068
Twenty-First Century Fox Inc ‘A’	135,269	4,754,705
Under Armour Inc ‘A’ *	11,440	680,566
Urban Outfitters Inc *	7,199	243,758
VF Corp	24,320	1,532,160
Viacom Inc ‘B’	27,633	2,396,610
Whirlpool Corp	5,491	764,457
Wyndham Worldwide Corp	9,013	682,464
Wynn Resorts Ltd	5,722	1,187,658
Yum! Brands Inc	31,188	2,532,466

		145,702,962

Consumer Staples - 9.4%

Altria Group Inc	140,340	5,885,860
Archer-Daniels-Midland Co	46,191	2,037,485
Avon Products Inc	30,792	449,871
Brown-Forman Corp ‘B’	11,455	1,078,717
Campbell Soup Co	12,642	579,130
Coca-Cola Enterprises Inc	16,518	789,230
Colgate-Palmolive Co	61,472	4,191,161
ConAgra Foods Inc	29,797	884,375
Constellation Brands Inc ‘A’ *	11,922	1,050,686
Costco Wholesale Corp	30,970	3,566,505
CVS Caremark Corp	82,605	6,225,939
Dr Pepper Snapple Group Inc	13,875	812,798
General Mills Inc	43,412	2,280,867
Hormel Foods Corp	9,555	471,539
Kellogg Co	17,991	1,182,009
Keurig Green Mountain Inc	8,967	1,117,378
Kimberly-Clark Corp	26,619	2,960,565
Kraft Foods Group Inc	42,055	2,521,197
Lorillard Inc	25,611	1,561,503
McCormick & Co Inc	9,193	658,127
Mead Johnson Nutrition Co	14,277	1,330,188
Molson Coors Brewing Co ‘B’	11,233	833,039
Mondelez International Inc ‘A’	119,495	4,494,207
Monster Beverage Corp *	9,593	681,391
PepsiCo Inc	107,132	9,571,173
Philip Morris International Inc	111,123	9,368,780
Reynolds American Inc	21,980	1,326,493
Safeway Inc	16,199	556,274
Sysco Corp	41,295	1,546,498
The Clorox Co	9,081	830,003
The Coca-Cola Co	267,044	11,311,984
The Estee Lauder Cos Inc ‘A’	17,848	1,325,392
The Hershey Co	10,547	1,026,961
The JM Smucker Co	7,341	782,330
The Kroger Co	35,998	1,779,381
The Procter & Gamble Co	191,175	15,024,443
Tyson Foods Inc ‘A’	19,441	729,815
Wal-Mart Stores Inc	113,872	8,548,371
Walgreen Co	62,028	4,598,136
Whole Foods Market Inc	25,967	1,003,105

		116,972,906

Energy - 10.7%

Anadarko Petroleum Corp	35,681	3,905,999
Apache Corp	27,249	2,741,794
Baker Hughes Inc	30,819	2,294,475
Cabot Oil & Gas Corp	29,479	1,006,413
Cameron International Corp *	14,424	976,649

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Chesapeake Energy Corp	35,775	$1,111,887
Chevron Corp	134,492	17,557,931
Cimarex Energy Co	6,148	881,992
ConocoPhillips	86,736	7,435,877
CONSOL Energy Inc	16,239	748,131
Denbury Resources Inc	24,760	457,070
Devon Energy Corp	27,087	2,150,708
Diamond Offshore Drilling Inc	4,881	242,244
Ensco PLC ‘A’ (United Kingdom)	16,509	917,405
EOG Resources Inc	38,609	4,511,848
EQT Corp	10,720	1,145,968
Exxon Mobil Corp	303,398	30,546,111
FMC Technologies Inc *	16,637	1,016,022
Halliburton Co	59,664	4,236,741
Helmerich & Payne Inc	7,639	886,964
Hess Corp	18,646	1,843,903
Kinder Morgan Inc	47,267	1,713,901
Marathon Oil Corp	47,762	1,906,659
Marathon Petroleum Corp	20,391	1,591,925
Murphy Oil Corp	11,916	792,176
Nabors Industries Ltd (Bermuda)	18,446	541,759
National Oilwell Varco Inc	30,310	2,496,028
Newfield Exploration Co *	9,646	426,353
Noble Corp PLC (United Kingdom)	17,959	602,704
Noble Energy Inc	25,379	1,965,857
Occidental Petroleum Corp	55,503	5,696,273
ONEOK Inc	14,694	1,000,368
Peabody Energy Corp	19,252	314,770
Phillips 66	39,976	3,215,270
Pioneer Natural Resources Co	10,106	2,322,460
QEP Resources Inc	12,741	439,564
Range Resources Corp	11,914	1,035,922
Rowan Cos PLC ‘A’ (United Kingdom)	8,721	278,462
Schlumberger Ltd (Netherlands)	91,999	10,851,282
Southwestern Energy Co *	24,941	1,134,566
Spectra Energy Corp	47,380	2,012,702
Tesoro Corp	9,135	535,950
The Williams Cos Inc	52,168	3,036,699
Transocean Ltd * (Switzerland)	24,036	1,082,341
Valero Energy Corp	37,697	1,888,620

		133,498,743

Financials - 15.9%

ACE Ltd (Switzerland)	23,857	2,473,971
Affiliated Managers Group Inc *	3,905	802,087
Aflac Inc	32,058	1,995,610
American Express Co	64,321	6,102,133
American International Group Inc	102,204	5,578,294
American Tower Corp REIT	27,958	2,515,661
Ameriprise Financial Inc	13,424	1,610,880
Aon PLC (United Kingdom)	20,946	1,887,025
Apartment Investment & Management Co ‘A’ REIT	10,245	330,606
Assurant Inc	5,090	333,650
AvalonBay Communities Inc REIT	8,606	1,223,687
Bank of America Corp	742,925	11,418,757
BB&T Corp	50,757	2,001,349
Berkshire Hathaway Inc ‘B’ *	127,205	16,099,065
BlackRock Inc	8,836	2,823,986
Boston Properties Inc REIT	10,811	1,277,644
Capital One Financial Corp	40,380	3,335,388
CBRE Group Inc ‘A’ *	19,645	629,426
Cincinnati Financial Corp	10,342	496,830
Citigroup Inc	214,617	10,108,461
CME Group Inc ‘A’	22,298	1,582,043
Comerica Inc	12,809	642,499
Crown Castle International Corp REIT	23,580	1,751,051
Discover Financial Services	32,941	2,041,683
E*TRADE Financial Corp *	20,361	432,875
Equity Residential REIT	23,726	1,494,738
Essex Property Trust Inc REIT	4,416	816,563

	Shares	Value
Fifth Third Bancorp	60,118	$1,283,519
Franklin Resources Inc	28,396	1,642,425
General Growth Properties Inc REIT	36,882	868,940
Genworth Financial Inc ‘A’ *	35,052	609,905
HCP Inc REIT	32,367	1,339,346
Health Care REIT Inc	21,578	1,352,293
Host Hotels & Resorts Inc REIT	53,470	1,176,875
Hudson City Bancorp Inc	33,377	328,096
Huntington Bancshares Inc	58,254	555,743
Intercontinental Exchange Inc	8,131	1,535,946
Invesco Ltd (Bermuda)	30,599	1,155,112
JPMorgan Chase & Co	267,388	15,406,897
KeyCorp	62,440	894,765
Kimco Realty Corp REIT	29,001	666,443
Legg Mason Inc	7,225	370,715
Leucadia National Corp	22,387	586,987
Lincoln National Corp	18,643	958,996
Loews Corp	21,525	947,315
M&T Bank Corp	9,288	1,152,176
Marsh & McLennan Cos Inc	38,826	2,011,963
McGraw Hill Financial Inc	19,229	1,596,584
MetLife Inc	79,519	4,418,076
Moody’s Corp	13,284	1,164,475
Morgan Stanley	98,878	3,196,726
Navient Corp	29,856	528,750
Northern Trust Corp	15,732	1,010,152
People’s United Financial Inc	21,824	331,070
Plum Creek Timber Co Inc REIT	12,519	564,607
Principal Financial Group Inc	19,330	975,778
Prologis Inc REIT	35,299	1,450,436
Prudential Financial Inc	32,638	2,897,275
Public Storage REIT	10,239	1,754,453
Regions Financial Corp	97,418	1,034,579
Simon Property Group Inc REIT	21,948	3,649,513
State Street Corp	30,432	2,046,856
SunTrust Banks Inc	37,618	1,506,977
T Rowe Price Group Inc	18,560	1,566,650
The Allstate Corp	30,660	1,800,355
The Bank of New York Mellon Corp	80,563	3,019,501
The Charles Schwab Corp	82,727	2,227,838
The Chubb Corp	17,273	1,592,052
The Goldman Sachs Group Inc	29,381	4,919,555
The Hartford Financial Services Group Inc	31,766	1,137,540
The Macerich Co REIT	9,945	663,829
The NASDAQ OMX Group Inc	8,372	323,327
The PNC Financial Services Group Inc	37,734	3,360,213
The Progressive Corp	38,431	974,610
The Travelers Cos Inc	24,548	2,309,230
Torchmark Corp	6,229	510,280
Unum Group	18,148	630,824
US Bancorp	128,179	5,552,714
Ventas Inc REIT	20,696	1,326,614
Vornado Realty Trust REIT	12,312	1,314,060
Wells Fargo & Co	338,626	17,798,183
Weyerhaeuser Co REIT	41,343	1,368,040
XL Group PLC (Ireland)	19,178	627,696
Zions Bancorp	13,124	386,764

		198,186,601

Health Care - 13.2%

Abbott Laboratories	106,110	4,339,899
AbbVie Inc	112,336	6,340,244
Actavis PLC * (Ireland)	12,324	2,748,868
Aetna Inc	25,249	2,047,189
Agilent Technologies Inc	23,542	1,352,252
Alexion Pharmaceuticals Inc *	13,973	2,183,281
Allergan Inc	21,023	3,557,512
AmerisourceBergen Corp	15,954	1,159,218
Amgen Inc	53,482	6,330,664
Baxter International Inc	38,332	2,771,404
Becton Dickinson & Co	13,648	1,614,558

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Biogen Idec Inc *	16,758	$5,283,965
Boston Scientific Corp *	93,531	1,194,391
Bristol-Myers Squibb Co	117,076	5,679,357
Cardinal Health Inc	24,034	1,647,771
CareFusion Corp *	14,658	650,082
Celgene Corp *	57,110	4,904,607
Cerner Corp *	20,899	1,077,970
Cigna Corp	18,979	1,745,499
Covidien PLC (Ireland)	31,853	2,872,504
CR Bard Inc	5,387	770,395
DaVita HealthCare Partners Inc *	12,558	908,195
DENTSPLY International Inc	9,990	473,027
Edwards Lifesciences Corp *	7,452	639,680
Eli Lilly & Co	69,596	4,326,783
Express Scripts Holding Co *	54,578	3,783,893
Forest Laboratories Inc *	16,946	1,677,654
Gilead Sciences Inc *	108,494	8,995,238
Hospira Inc *	11,847	608,580
Humana Inc	10,934	1,396,490
Intuitive Surgical Inc *	2,713	1,117,213
Johnson & Johnson	199,875	20,910,922
Laboratory Corp of America Holdings *	6,000	614,400
McKesson Corp	16,289	3,033,175
Medtronic Inc	70,577	4,499,990
Merck & Co Inc	206,465	11,944,000
Mylan Inc *	26,401	1,361,236
Patterson Cos Inc	5,849	231,094
PerkinElmer Inc	7,974	373,502
Perrigo Co PLC (Ireland)	9,452	1,377,724
Pfizer Inc	450,653	13,375,381
Quest Diagnostics Inc	10,184	597,699
Regeneron Pharmaceuticals Inc *	5,630	1,590,306
St Jude Medical Inc	20,078	1,390,402
Stryker Corp	20,889	1,761,360
Tenet Healthcare Corp *	6,928	325,200
Thermo Fisher Scientific Inc	28,184	3,325,712
UnitedHealth Group Inc	69,226	5,659,225
Varian Medical Systems Inc *	7,345	610,663
Vertex Pharmaceuticals Inc *	16,685	1,579,736
Waters Corp *	5,983	624,865
WellPoint Inc	19,758	2,126,158
Zimmer Holdings Inc	11,855	1,231,260
Zoetis Inc	35,392	1,142,100

		163,884,493

Industrials - 10.4%

3M Co	43,914	6,290,241
Allegion PLC (Ireland)	6,313	357,821
AMETEK Inc	17,335	906,274
Caterpillar Inc	44,101	4,792,456
CH Robinson Worldwide Inc	10,523	671,262
Cintas Corp	7,130	453,040
CSX Corp	70,990	2,187,202
Cummins Inc	12,082	1,864,132
Danaher Corp	42,501	3,346,104
Deere & Co	25,701	2,327,226
Delta Air Lines Inc	59,902	2,319,405
Dover Corp	11,761	1,069,663
Eaton Corp PLC (Ireland)	33,677	2,599,191
Emerson Electric Co	49,576	3,289,863
Equifax Inc	8,585	622,756
Expeditors International of Washington Inc	13,942	615,679
Fastenal Co	19,304	955,355
FedEx Corp	19,624	2,970,681
Flowserve Corp	9,677	719,485
Fluor Corp	11,213	862,280
General Dynamics Corp	23,011	2,681,932
General Electric Co	708,459	18,618,302
Honeywell International Inc	55,326	5,142,552
Illinois Tool Works Inc	26,816	2,348,009
Ingersoll-Rand PLC (Ireland)	17,732	1,108,427

	Shares	Value
Iron Mountain Inc	12,105	$429,122
Jacobs Engineering Group Inc *	9,310	496,037
Joy Global Inc	7,044	433,769
Kansas City Southern	7,793	837,825
L-3 Communications Holdings Inc	6,091	735,488
Lockheed Martin Corp	18,835	3,027,350
Masco Corp	25,293	561,505
Nielsen NV (Netherlands)	21,412	1,036,555
Norfolk Southern Corp	21,875	2,253,781
Northrop Grumman Corp	15,128	1,809,763
PACCAR Inc	25,057	1,574,331
Pall Corp	7,762	662,797
Parker Hannifin Corp	10,529	1,323,811
Pentair PLC (Ireland)	13,754	991,938
Pitney Bowes Inc	14,351	396,375
Precision Castparts Corp	10,233	2,582,809
Quanta Services Inc *	15,318	529,696
Raytheon Co	22,120	2,040,570
Republic Services Inc	18,880	716,874
Robert Half International Inc	9,736	464,797
Rockwell Automation Inc	9,761	1,221,687
Rockwell Collins Inc	9,571	747,878
Roper Industries Inc	7,049	1,029,224
Ryder System Inc	3,756	330,866
Snap-on Inc	4,127	489,132
Southwest Airlines Co	48,875	1,312,782
Stanley Black & Decker Inc	11,024	968,128
Stericycle Inc *	5,987	708,981
Textron Inc	19,719	755,040
The ADT Corp	12,308	430,041
The Boeing Co	47,398	6,030,448
The Dun & Bradstreet Corp	2,622	288,944
Tyco International Ltd (Switzerland)	32,586	1,485,922
Union Pacific Corp	64,008	6,384,798
United Parcel Service Inc ‘B’	49,797	5,112,160
United Technologies Corp	59,584	6,878,973
Waste Management Inc	30,561	1,366,994
WW Grainger Inc	4,303	1,094,124
Xylem Inc	12,999	508,001

		129,168,654

Information Technology - 18.6%

Accenture PLC ‘A’ (Ireland)	44,725	3,615,569
Adobe Systems Inc *	32,669	2,363,929
Akamai Technologies Inc *	12,592	768,868
Alliance Data Systems Corp *	3,829	1,076,906
Altera Corp	22,129	769,204
Amphenol Corp ‘A’	11,088	1,068,218
Analog Devices Inc	22,191	1,199,867
Apple Inc	425,997	39,587,901
Applied Materials Inc	86,002	1,939,345
Autodesk Inc *	16,096	907,493
Automatic Data Processing Inc	34,058	2,700,118
Avago Technologies Ltd (Singapore)	17,781	1,281,477
Broadcom Corp ‘A’	39,259	1,457,294
CA Inc	22,600	649,524
Cisco Systems Inc	361,916	8,993,613
Citrix Systems Inc *	11,575	724,016
Cognizant Technology Solutions Corp ‘A’ *	42,984	2,102,347
Computer Sciences Corp	10,196	644,387
Corning Inc	92,436	2,028,970
eBay Inc *	80,582	4,033,935
Electronic Arts Inc *	22,218	796,960
EMC Corp	144,636	3,809,712
F5 Networks Inc *	5,351	596,315
Facebook Inc ‘A’ *	121,477	8,174,187
Fidelity National Information Services Inc	20,331	1,112,919
First Solar Inc *	5,032	357,574
Fiserv Inc *	17,606	1,061,994
FLIR Systems Inc	9,975	346,432
Google Inc ‘A’ *	20,015	11,702,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Google Inc ‘C’ *	20,015	$11,514,229
Harris Corp	7,508	568,731
Hewlett-Packard Co	132,209	4,452,799
Intel Corp	351,692	10,867,283
International Business Machines Corp	67,220	12,184,969
Intuit Inc	20,054	1,614,949
Jabil Circuit Inc	12,969	271,052
Juniper Networks Inc *	33,467	821,280
KLA-Tencor Corp	11,717	851,123
Lam Research Corp	11,451	773,859
Linear Technology Corp	16,709	786,493
MasterCard Inc ‘A’	70,990	5,215,635
Microchip Technology Inc	14,147	690,515
Micron Technology Inc *	75,617	2,491,580
Microsoft Corp	531,075	22,145,828
Motorola Solutions Inc	15,982	1,063,922
NetApp Inc	23,441	856,065
NVIDIA Corp	39,411	730,680
Oracle Corp	242,564	9,831,119
Paychex Inc	22,843	949,355
QUALCOMM Inc	119,247	9,444,362
Red Hat Inc *	13,388	739,955
salesforce.com inc *	39,906	2,317,741
SanDisk Corp	15,980	1,668,791
Seagate Technology PLC (Ireland)	23,034	1,308,792
Symantec Corp	48,748	1,116,329
TE Connectivity Ltd (Switzerland)	28,852	1,784,208
Teradata Corp *	11,084	445,577
Texas Instruments Inc	76,253	3,644,131
The Western Union Co	38,069	660,116
Total System Services Inc	11,704	367,623
VeriSign Inc *	8,728	426,014
Visa Inc ‘A’	35,516	7,483,576
Western Digital Corp	14,802	1,366,225
Xerox Corp	77,170	959,995
Xilinx Inc	18,987	898,275
Yahoo! Inc *	66,080	2,321,390

		231,505,810

Materials - 3.5%

Air Products & Chemicals Inc	14,996	1,928,786
Airgas Inc	4,739	516,125
Alcoa Inc	82,810	1,233,041
Allegheny Technologies Inc	7,700	347,270
Avery Dennison Corp	6,765	346,706
Ball Corp	9,885	619,592
Bemis Co Inc	7,097	288,564
CF Industries Holdings Inc	3,679	884,910
Eastman Chemical Co	10,613	927,046
Ecolab Inc	19,087	2,125,147
EI du Pont de Nemours & Co	64,880	4,245,747
FMC Corp	9,406	669,613
Freeport-McMoRan Copper & Gold Inc	73,380	2,678,370
International Flavors & Fragrances Inc	5,733	597,837
International Paper Co	30,603	1,544,533
LyondellBasell Industries NV ‘A’ (Netherlands)	29,429	2,873,742
MeadWestvaco Corp	11,857	524,791
Monsanto Co	37,031	4,619,247
Newmont Mining Corp	35,214	895,844
Nucor Corp	22,496	1,107,928
Owens-Illinois Inc *	11,688	404,872
PPG Industries Inc	9,767	2,052,535
Praxair Inc	20,714	2,751,648
Sealed Air Corp	13,754	469,974
Sigma-Aldrich Corp	8,381	850,504
The Dow Chemical Co	85,065	4,377,445
The Mosaic Co	22,852	1,130,031
The Sherwin-Williams Co	5,996	1,240,632
United States Steel Corp	10,157	264,488
Vulcan Materials Co	9,200	586,500

		43,103,468

	Shares	Value
Telecommunication Services - 2.4%

AT&T Inc	366,670	$12,965,451
CenturyLink Inc	40,462	1,464,724
Frontier Communications Corp	71,071	415,055
Verizon Communications Inc	292,570	14,315,450
Windstream Holdings Inc	42,723	425,521

		29,586,201

Utilities - 3.1%

AES Corp	46,718	726,465
AGL Resources Inc	8,422	463,463
Ameren Corp	17,166	701,746
American Electric Power Co Inc	34,480	1,922,949
CenterPoint Energy Inc	30,355	775,267
CMS Energy Corp	19,034	592,909
Consolidated Edison Inc	20,691	1,194,698
Dominion Resources Inc	41,088	2,938,614
DTE Energy Co	12,526	975,400
Duke Energy Corp	49,964	3,706,829
Edison International	23,015	1,337,402
Entergy Corp	12,671	1,040,162
Exelon Corp	60,664	2,213,023
FirstEnergy Corp	29,668	1,030,073
Integrys Energy Group Inc	5,674	403,592
NextEra Energy Inc	30,810	3,157,409
NiSource Inc	22,241	874,961
Northeast Utilities	22,321	1,055,114
NRG Energy Inc	23,821	886,141
Pepco Holdings Inc	17,738	487,440
PG&E Corp	32,831	1,576,545
Pinnacle West Capital Corp	7,815	452,019
PPL Corp	44,628	1,585,633
Public Service Enterprise Group Inc	35,739	1,457,794
SCANA Corp	10,027	539,553
Sempra Energy	16,106	1,686,459
TECO Energy Inc	14,342	265,040
The Southern Co	62,932	2,855,854
Wisconsin Energy Corp	15,973	749,453
Xcel Energy Inc	35,459	1,142,843

		38,794,850

Total Common Stocks (Cost $657,909,022)		1,230,404,688

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $13,871,609; collateralized by U.S. Treasury Notes: 0.750% due 03/31/18 and value $14,151,244)	$13,871,609	13,871,609

Total Short-Term Investment (Cost $13,871,609)		13,871,609

TOTAL INVESTMENTS - 100.0% (Cost $671,780,631)		1,244,276,297

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(16,118)

NET ASSETS - 100.0%		$1,244,260,179

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.6%
Financials	15.9%
Health Care	13.2%
Consumer Discretionary	11.7%
Energy	10.7%
Industrials	10.4%
Consumer Staples	9.4%
Materials	3.5%
Utilities	3.1%
Others (each less than 3.0%)	3.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (09/14)	155	$97,820

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,230,404,688	$1,230,404,688	$-	$-
	Short-Term Investment	13,871,609	-	13,871,609	-
	Derivatives:
	Equity Contracts
	Futures	97,820	97,820	-	-

	Total	$1,244,374,117	$1,230,502,508	$13,871,609	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	$59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.1%

Consumer Discretionary - 14.5%

1-800-Flowers.com Inc ‘A’ *	7,551	43,796
2U Inc *	1,959	32,931
Aeropostale Inc *	24,564	85,728
AH Belo Corp ‘A’	5,780	68,493
AMC Entertainment Holdings Inc ‘A’	6,622	164,689
America’s Car-Mart Inc *	2,044	80,840
American Eagle Outfitters Inc	61,180	686,440
American Public Education Inc *	298	10,245
Arctic Cat Inc	2,630	103,675
Ascent Capital Group Inc ‘A’ *	4,368	288,332
Autoliv Inc	35,100	3,740,958
Barnes & Noble Inc *	12,898	293,945
Beazer Homes USA Inc *	4,834	101,417
bebe stores Inc	10,049	30,649
Belmond Ltd ‘A’ * (Bermuda)	30,501	443,485
Big 5 Sporting Goods Corp	5,737	70,393
Biglari Holdings Inc *	456	192,874
BJ’s Restaurants Inc *	5,619	196,159
Black Diamond Inc *	7,033	78,910
Bob Evans Farms Inc	7,756	388,188
Boyd Gaming Corp *	4,912	59,583
Bravo Brio Restaurant Group Inc *	664	10,365
Bridgepoint Education Inc *	5,355	71,114
Brown Shoe Co Inc	186,608	5,338,855
Brunswick Corp	113,599	4,785,926
Build-A-Bear Workshop Inc *	1,062	14,188
Burlington Stores Inc *	1,012	32,242
Caesars Acquisition Co ‘A’ *	14,298	176,866
Caesars Entertainment Corp *	14,005	253,210
Callaway Golf Co	24,523	204,031
Career Education Corp *	21,015	98,350
Carriage Services Inc	4,169	71,415
Carrols Restaurant Group Inc *	10,904	77,636
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	22,500	63,450
Chegg Inc *	22,964	161,667
Churchill Downs Inc	1,464	131,921
Citi Trends Inc *	4,811	103,244
Columbia Sportswear Co	1,425	117,776
Cooper Tire & Rubber Co	18,132	543,960
Cooper-Standard Holding Inc *	4,042	267,419
Core-Mark Holding Co Inc	6,526	297,781
Cracker Barrel Old Country Store Inc	370	36,841
Crocs Inc *	23,991	360,585
Crown Media Holdings Inc ‘A’ *	2,850	10,346

	Shares	Value
CSS Industries Inc	2,934	$77,370
Culp Inc	2,322	40,426
Cumulus Media Inc ‘A’ *	13,840	91,206
Daily Journal Corp *	335	69,241
Dana Holding Corp	24,812	605,909
Denny’s Corp *	9,015	58,778
Destination Maternity Corp	3,693	84,090
Destination XL Group Inc *	9,375	51,656
Dex Media Inc *	4,736	52,759
DineEquity Inc	3,199	254,289
Drew Industries Inc	48,200	2,410,482
Education Management Corp *	5,443	9,199
Einstein Noah Restaurant Group Inc	526	8,448
Empire Resorts Inc *	4,658	33,351
Entercom Communications Corp ‘A’ *	7,883	84,585
Entravision Communications Corp ‘A’	1,001	6,226
Eros International PLC * (United Kingdom)	3,876	58,799
Escalade Inc	2,387	38,526
Ethan Allen Interiors Inc	7,919	195,916
Express Inc *	24,979	425,392
Federal-Mogul Holdings Corp *	9,027	182,616
Flexsteel Industries Inc	1,603	53,460
Fred’s Inc ‘A’	11,635	177,899
FTD Cos Inc *	5,395	171,507
Fuel Systems Solutions Inc *	4,619	51,456
Gaiam Inc ‘A’ *	4,539	34,860
GameStop Corp ‘A’	39,600	1,602,612
Genesco Inc *	55,635	4,569,303
Gentex Corp	138,700	4,034,783
Global Sources Ltd * (Bermuda)	5,287	43,776
Group 1 Automotive Inc	94,129	7,936,016
Guess? Inc	19,317	521,559
Harte-Hanks Inc	15,410	110,798
Haverty Furniture Cos Inc	6,311	158,595
Helen of Troy Ltd * (Bermuda)	5,625	341,044
Hemisphere Media Group Inc *	2,396	30,094
hhgregg Inc *	2,411	24,520
Houghton Mifflin Harcourt Co *	34,265	656,517
Hovnanian Enterprises Inc ‘A’ *	36,758	189,304
Iconix Brand Group Inc *	9,472	406,728
International Speedway Corp ‘A’	8,801	292,897
Interval Leisure Group Inc	2,878	63,143
Intrawest Resorts Holdings Inc *	4,232	48,499
Isle of Capri Casinos Inc *	7,023	60,117
ITT Educational Services Inc *	6,775	113,075
JAKKS Pacific Inc *	5,661	43,816
Johnson Outdoors Inc ‘A’	1,562	40,300
Journal Communications Inc ‘A’ *	13,957	123,799
K12 Inc *	6,214	149,571
KB Home	6,919	129,247
Kirkland’s Inc *	1,876	34,800
La Quinta Holdings Inc *	4,068	77,862
La-Z-Boy Inc	249,180	5,773,501
Lands’ End Inc *	5,144	172,736
LeapFrog Enterprises Inc *	20,420	150,087
Lee Enterprises Inc *	16,779	74,667
LGI Homes Inc *	3,450	62,962
Libbey Inc *	430	11,455
Life Time Fitness Inc *	12,147	592,045
Lifetime Brands Inc	3,349	52,646
M/I Homes Inc *	7,684	186,491
MarineMax Inc *	7,799	130,555
Marriott Vacations Worldwide Corp *	8,943	524,328
Martha Stewart Living Omnimedia Inc ‘A’ *	2,603	12,234
Matthews International Corp ‘A’	8,578	356,587
MDC Holdings Inc	52,951	1,603,886
MDC Partners Inc ‘A’ (Canada)	10,079	216,598
Media General Inc *	17,101	351,084
Meredith Corp	11,332	548,016
Meritage Homes Corp *	12,297	519,056

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Modine Manufacturing Co *	10,710	$168,575
Monarch Casino & Resort Inc *	2,896	43,845
Morgans Hotel Group Co *	6,401	50,760
Movado Group Inc	3,195	133,136
NACCO Industries Inc ‘A’	1,544	78,126
National CineMedia Inc	15,034	263,245
Nautilus Inc *	3,775	41,865
New Media Investment Group Inc *	9,369	132,197
New York & Co Inc *	5,176	19,099
Office Depot Inc *	168,276	957,490
Orbitz Worldwide Inc *	8,838	78,658
Pacific Sunwear of California Inc *	1,780	4,236
Penn National Gaming Inc *	24,618	298,863
Perry Ellis International Inc *	3,717	64,824
Quiksilver Inc *	16,407	58,737
ReachLocal Inc *	1,571	11,044
Reading International Inc ‘A’ *	5,475	46,702
Regis Corp	13,769	193,868
Remy International Inc	4,208	98,257
Rent-A-Center Inc	16,655	477,665
Rentrak Corp *	289	15,158
RG Barry Corp	3,121	59,143
Ruby Tuesday Inc *	19,412	147,337
Ruth’s Hospitality Group Inc	3,994	49,326
Saga Communications Inc ‘A’	933	39,858
Salem Communications Corp ‘A’	3,372	31,899
Scholastic Corp	8,380	285,674
Scientific Games Corp ‘A’ *	5,794	64,429
Sears Hometown & Outlet Stores Inc *	3,629	77,915
Sequential Brands Group Inc *	1,100	15,191
SFX Entertainment Inc *	13,775	111,577
Shiloh Industries Inc *	204	3,766
Shoe Carnival Inc	4,711	97,282
Shutterfly Inc *	4,726	203,502
Sizmek Inc *	7,014	66,843
Skechers U.S.A. Inc ‘A’ *	3,224	147,337
Skullcandy Inc *	5,904	42,804
Sonic Automotive Inc ‘A’	12,535	334,434
Sonic Corp *	5,126	113,182
Spartan Motors Inc	11,210	50,893
Speedway Motorsports Inc	3,809	69,514
Sportsman’s Warehouse Holdings Inc *	1,942	15,536
Stage Stores Inc	10,031	187,479
Standard Motor Products Inc	2,486	111,050
Standard Pacific Corp *	45,703	393,046
Stein Mart Inc	8,682	120,593
Steiner Leisure Ltd * (Bahamas)	4,608	199,480
Stoneridge Inc *	1,990	21,333
Strattec Security Corp	213	13,736
Superior Industries International Inc	7,407	152,732
Systemax Inc *	3,598	51,703
The Bon-Ton Stores Inc	4,613	47,560
The Cato Corp ‘A’	89,803	2,774,913
The Children’s Place Inc	6,944	344,631
The Dixie Group Inc *	1,029	10,897
The EW Scripps Co ‘A’ *	9,870	208,849
The Finish Line Inc ‘A’	11,411	339,363
The Marcus Corp	5,740	104,755
The McClatchy Co ‘A’ *	19,239	106,776
The Men’s Wearhouse Inc	92,813	5,178,965
The New Home Co Inc *	2,571	36,328
The New York Times Co ‘A’	43,593	663,050
The Pep Boys-Manny Moe & Jack *	320,215	3,669,664
The Ryland Group Inc	14,765	582,332
Thor Industries Inc	135,100	7,683,137
Tilly’s Inc ‘A’ *	3,280	26,371
Time Inc *	34,714	840,773
TRI Pointe Homes Inc *	5,286	83,096
Tuesday Morning Corp *	2,622	46,724
UCP Inc ‘A’ *	2,391	32,685

	Shares	Value
Unifi Inc *	4,631	$127,491
Universal Technical Institute Inc	7,112	86,340
ValueVision Media Inc ‘A’ *	8,983	44,825
Vitamin Shoppe Inc *	4,800	206,496
VOXX International Corp *	6,164	58,003
WCI Communities Inc *	3,671	70,887
Weight Watchers International Inc	771	15,551
West Marine Inc *	5,557	57,015
Weyco Group Inc	2,094	57,397
William Lyon Homes ‘A’ *	4,843	147,421
Winnebago Industries Inc *	65,800	1,656,844
Zumiez Inc *	1,357	37,440

		90,722,596

Consumer Staples - 2.8%

Alico Inc	798	29,917
Alliance One International Inc *	28,912	72,280
B&G Foods Inc	852	27,852
Boulder Brands Inc *	1,437	20,377
Central Garden & Pet Co ‘A’ *	12,109	111,403
Chiquita Brands International Inc *	14,822	160,819
Coca-Cola Bottling Co Consolidated	117	8,619
Craft Brew Alliance Inc *	677	7,488
Darling Ingredients Inc *	41,582	869,064
Dean Foods Co	29,434	517,744
Elizabeth Arden Inc *	8,133	174,209
Fresh Del Monte Produce Inc (Cayman)	11,367	348,399
GrainCorp Ltd ‘A’ (Australia)	540,000	4,279,756
Harbinger Group Inc *	15,362	195,097
Ingles Markets Inc ‘A’	4,170	109,879
Inter Parfums Inc	4,821	142,461
John B Sanfilippo & Son Inc	2,603	68,901
Lancaster Colony Corp	2,148	204,404
Maple Leaf Foods Inc (Canada)	314,700	5,857,216
Nature’s Sunshine Products Inc	3,582	60,787
Nutraceutical International Corp *	2,759	65,830
Oil-Dri Corp of America	1,244	38,029
Omega Protein Corp *	6,555	89,672
Orchids Paper Products Co	432	13,841
Post Holdings Inc *	13,854	705,307
Revlon Inc ‘A’ *	2,747	83,783
Roundy’s Inc	12,346	68,026
Sanderson Farms Inc	1,033	100,408
Seaboard Corp *	84	253,703
Seneca Foods Corp ‘A’ *	2,670	81,702
Snyder’s-Lance Inc	14,946	395,471
SpartanNash Co	11,852	249,010
SUPERVALU Inc *	63,859	524,921
Synutra International Inc *	906	6,079
The Andersons Inc	692	35,693
The Chefs’ Warehouse Inc *	1,007	19,908
The Female Health Co	1,845	10,166
The Pantry Inc *	7,252	117,482
Tootsie Roll Industries Inc	543	15,986
TreeHouse Foods Inc *	5,569	445,910
Universal Corp	7,302	404,166
Vector Group Ltd	7,703	159,298
Village Super Market Inc ‘A’	2,020	47,733
Weis Markets Inc	3,486	159,415

		17,358,211

Energy - 9.3%

Adams Resources & Energy Inc	640	50,003
Alon USA Energy Inc	5,981	74,404
Alpha Natural Resources Inc *	69,719	258,657
American Eagle Energy Corp *	9,465	56,695
Amyris Inc *	8,369	31,216
Apco Oil & Gas International Inc * (Cayman)	2,461	35,512
Approach Resources Inc *	7,113	161,678
Arch Coal Inc	66,867	244,065

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Ardmore Shipping Corp	5,532	$76,508
Atwood Oceanics Inc *	101,500	5,326,720
Bill Barrett Corp *	15,608	417,982
BPZ Resources Inc *	20,877	64,301
Bristow Group Inc	90,396	7,287,726
C&J Energy Services Inc *	2,110	71,276
Callon Petroleum Co *	12,742	148,444
CHC Group Ltd * (Cayman)	10,414	87,894
Clean Energy Fuels Corp *	9,830	115,208
Cloud Peak Energy Inc *	19,215	353,940
Comstock Resources Inc	15,063	434,417
Contango Oil & Gas Co *	5,451	230,632
Dawson Geophysical Co	2,619	75,034
Delek US Holdings Inc	8,924	251,925
DHT Holdings Inc	21,737	156,506
Dorian LPG Ltd *	2,304	52,969
Emerald Oil Inc *	17,959	137,386
Energen Corp	40,100	3,564,088
Energy XXI Bermuda Ltd (Bermuda)	29,513	697,392
Equal Energy Ltd (Canada)	11,674	63,273
Era Group Inc *	6,397	183,466
EXCO Resources Inc	29,542	174,002
Exterran Holdings Inc	18,435	829,391
Forest Oil Corp *	34,428	78,496
Forum Energy Technologies Inc *	11,774	428,927
Frontline Ltd * (Bermuda)	20,912	61,063
GasLog Ltd (Bermuda)	10,763	343,232
Gastar Exploration Inc *	1,126	9,807
Geospace Technologies Corp *	3,704	204,016
Green Plains Inc	1,848	60,744
Gulf Island Fabrication Inc	2,947	63,419
Gulfmark Offshore Inc ‘A’	8,473	382,810
Halcon Resources Corp *	81,999	597,773
Hallador Energy Co	3,167	30,055
Harvest Natural Resources Inc *	12,878	64,261
Helix Energy Solutions Group Inc *	193,188	5,082,776
Hercules Offshore Inc *	50,683	203,746
Hornbeck Offshore Services Inc *	11,400	534,888
ION Geophysical Corp *	34,204	144,341
Key Energy Services Inc *	41,398	378,378
Matador Resources Co *	10,063	294,645
McDermott International Inc * (Panama)	74,625	603,716
Midstates Petroleum Co Inc *	11,741	84,887
Miller Energy Resources Inc *	8,870	56,768
Mitcham Industries Inc *	4,164	58,213
Natural Gas Services Group Inc *	3,911	129,298
Navios Maritime Acquisition Corp	25,383	94,171
Newpark Resources Inc *	26,547	330,776
Nordic American Tankers Ltd (Bermuda)	28,088	267,679
North Atlantic Drilling Ltd (Bermuda)	16,951	180,020
Northern Oil & Gas Inc *	19,272	313,941
Nuverra Environmental Solutions Inc *	4,758	95,683
Oil States International Inc *	45,500	2,916,095
Pacific Ethanol Inc *	5,935	90,746
Parker Drilling Co *	38,287	249,631
PDC Energy Inc *	10,466	660,928
Penn Virginia Corp *	20,641	349,865
PetroQuest Energy Inc *	1,990	14,965
PHI Inc *	3,765	167,806
Pioneer Energy Services Corp *	5,604	98,294
Quicksilver Resources Inc *	34,470	92,035
Renewable Energy Group Inc *	10,834	124,266
Resolute Energy Corp *	24,409	210,894
REX American Resources Corp *	408	29,910
Rosetta Resources Inc *	16,877	925,703
Rowan Cos PLC ‘A’ (United Kingdom)	114,000	3,640,020
RSP Permian Inc *	4,954	160,708
Sanchez Energy Corp *	5,732	215,466
Scorpio Tankers Inc	62,799	638,666
SEACOR Holdings Inc *	6,476	532,651

	Shares	Value
Ship Finance International Ltd (Bermuda)	18,750	$348,563
Stone Energy Corp *	17,692	827,809
Swift Energy Co *	13,827	179,474
Teekay Tankers Ltd ‘A’	20,476	87,842
Tesco Corp (Canada)	9,998	213,357
TETRA Technologies Inc *	24,914	293,487
Tidewater Inc	75,500	4,239,325
TransAtlantic Petroleum Ltd * (Bermuda)	3,345	38,100
Triangle Petroleum Corp *	10,495	123,316
Unit Corp *	105,500	7,261,565
VAALCO Energy Inc *	15,597	112,766
Vantage Drilling Co * (Cayman)	66,526	127,730
W&T Offshore Inc	6,862	112,331
Warren Resources Inc *	23,108	143,270
Westmoreland Coal Co *	4,202	152,449

		58,271,272

Financials - 23.3%

1st Source Corp	4,750	145,445
1st United Bancorp Inc	9,122	78,632
Acadia Realty Trust REIT	18,041	506,772
AG Mortgage Investment Trust Inc REIT	8,859	167,701
Agree Realty Corp REIT	4,838	146,253
Alexander & Baldwin Inc	15,342	635,926
Alexander’s Inc REIT	49	18,104
Altisource Asset Management Corp *	81	58,568
Altisource Residential Corp REIT	18,033	469,399
Ambac Financial Group Inc *	14,006	382,504
American Assets Trust Inc REIT	9,018	311,572
American Capital Mortgage Investment Corp REIT	16,084	322,002
American Equity Investment Life Holding Co	23,407	575,812
American National Bankshares Inc	2,552	55,455
American Realty Capital Healthcare Trust Inc REIT	53,225	579,620
American Residential Properties Inc REIT *	9,945	186,469
Ameris Bancorp *	7,913	170,604
AMERISAFE Inc	5,927	241,051
Ames National Corp	2,649	61,298
AmREIT Inc	6,315	115,564
AmTrust Financial Services Inc	2,706	113,138
Anworth Mortgage Asset Corp REIT	40,461	208,779
Apollo Commercial Real Estate Finance Inc REIT	14,577	240,375
Apollo Residential Mortgage Inc REIT	10,073	168,421
Ares Commercial Real Estate Corp REIT	8,888	110,300
Argo Group International Holdings Ltd (Bermuda)	8,253	421,811
Arlington Asset Investment Corp ‘A’	6,026	164,691
Armada Hoffler Properties Inc REIT	6,122	59,261
ARMOUR Residential REIT Inc	112,550	487,341
Arrow Financial Corp	3,347	86,821
Arthur J Gallagher & Co	50,900	2,371,940
Ashford Hospitality Prime Inc REIT	6,046	103,749
Ashford Hospitality Trust Inc REIT	22,417	258,692
Aspen Insurance Holdings Ltd (Bermuda)	73,680	3,346,546
Associated Estates Realty Corp REIT	18,317	330,072
Assurant Inc	12,400	812,820
Astoria Financial Corp	27,226	366,190
AV Homes Inc *	3,465	56,653
Aviv REIT Inc	5,648	159,104
Baldwin & Lyons Inc ‘B’	3,055	79,247
Banc of California Inc	9,289	101,250
BancFirst Corp	2,244	138,904
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,383	278,394
Bancorp Inc *	10,689	127,306
BancorpSouth Inc	30,268	743,685
Bank Mutual Corp	15,300	88,740
Bank of Marin Bancorp	1,866	85,071

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
BankFinancial Corp	5,785	$64,561
Banner Corp	6,166	244,359
BBCN Bancorp Inc	25,087	400,138
BBX Capital Corp ‘A’ *	2,659	47,862
Beneficial Mutual Bancorp Inc *	9,133	123,843
Berkshire Hills Bancorp Inc	7,955	184,715
BGC Partners Inc ‘A’	39,596	294,594
BNC Bancorp	6,055	103,359
Boston Private Financial Holdings Inc	25,284	339,817
Bridge Bancorp Inc	3,701	88,787
Bridge Capital Holdings *	3,006	72,775
Brookline Bancorp Inc	22,043	206,543
Bryn Mawr Bank Corp	4,295	125,070
Calamos Asset Management Inc ‘A’	5,624	75,305
Camden National Corp	2,371	91,900
Campus Crest Communities Inc REIT	20,391	176,586
Capital Bank Financial Corp ‘A’ *	7,550	178,255
Capital City Bank Group Inc	3,420	49,693
Capitol Federal Financial Inc	44,811	544,902
Capstead Mortgage Corp REIT	30,177	396,828
Cardinal Financial Corp	9,637	177,899
CareTrust REIT Inc *	377	7,465
Cascade Bancorp *	9,415	49,052
Cash America International Inc	8,866	393,916
CatchMark Timber Trust Inc ‘A’ REIT	3,660	50,032
Cathay General Bancorp	25,102	641,607
Cedar Realty Trust Inc REIT	25,796	161,225
Center Bancorp Inc	4,319	83,054
Centerstate Banks Inc	11,052	123,782
Central Pacific Financial Corp	5,382	106,833
Century Bancorp Inc ‘A’	1,179	41,666
Chambers Street Properties REIT	74,968	602,743
Charter Financial Corp	6,853	76,068
Chatham Lodging Trust REIT	8,377	183,456
Chemical Financial Corp	90,311	2,535,933
Chesapeake Lodging Trust REIT	15,784	477,150
CIFC Corp	1,736	15,641
Citizens & Northern Corp	3,871	75,446
Citizens Inc *	14,158	104,769
City Holding Co	4,949	223,299
Clifton Bancorp Inc	7,837	99,295
CNB Financial Corp	4,747	79,750
CNO Financial Group Inc	68,697	1,222,807
CoBiz Financial Inc	11,291	121,604
Colony Financial Inc REIT	29,109	675,911
Columbia Banking System Inc	16,551	435,457
Community Bank System Inc	12,804	463,505
Community Trust Bancorp Inc	4,917	168,243
CommunityOne Bancorp *	3,391	32,893
ConnectOne Bancorp Inc *	1,269	63,310
Consolidated-Tomoka Land Co	1,022	46,910
Consumer Portfolio Services Inc *	6,563	50,010
CorEnergy Infrastructure Trust Inc REIT	9,717	72,003
Cousins Properties Inc REIT	62,448	777,478
Cowen Group Inc ‘A’ *	36,125	152,447
Crawford & Co ‘B’	6,340	63,907
CU Bancorp *	3,128	59,651
CubeSmart REIT	45,563	834,714
Customers Bancorp Inc *	8,018	160,436
CVB Financial Corp	33,228	532,645
CyrusOne Inc REIT	6,095	151,765
CYS Investments Inc REIT	51,273	462,482
DCT Industrial Trust Inc REIT	103,715	851,500
DiamondRock Hospitality Co REIT	61,852	792,943
Dime Community Bancshares Inc	10,310	162,795
Donegal Group Inc ‘A’	2,513	38,449
DuPont Fabros Technology Inc REIT	13,652	368,058
Dynex Capital Inc REIT	17,403	154,017
Eagle Bancorp Inc *	1,928	65,070
EastGroup Properties Inc REIT	910	58,449

	Shares	Value
Education Realty Trust Inc REIT	36,454	$391,516
EMC Insurance Group Inc	1,603	49,340
Employers Holdings Inc	4,207	89,104
Encore Capital Group Inc *	2,581	117,229
Enstar Group Ltd * (Bermuda)	2,691	405,614
Enterprise Bancorp Inc	2,403	49,574
Enterprise Financial Services Corp	6,401	115,602
EPR Properties REIT	16,845	941,130
Equity One Inc REIT	19,470	459,297
ESB Financial Corp	4,162	53,856
EverBank Financial Corp	28,481	574,177
Excel Trust Inc REIT	15,295	203,882
Ezcorp Inc ‘A’ *	16,242	187,595
FBL Financial Group Inc ‘A’	3,083	141,818
FBR & Co *	2,913	79,030
Federal Agricultural Mortgage Corp ‘C’	3,405	105,827
Federated National Holding Co	341	8,695
FelCor Lodging Trust Inc REIT	39,320	413,253
Fidelity & Guaranty Life	3,562	85,274
Fidelity Southern Corp	4,979	64,677
Financial Institutions Inc	4,389	102,790
First American Financial Corp	33,734	937,468
First Bancorp Inc	3,179	55,505
First Bancorp NC	6,273	115,110
First BanCorp PR *	32,605	177,371
First Busey Corp	22,682	131,782
First Business Financial Services Inc	1,188	55,872
First Citizens BancShares Inc ‘A’	2,363	578,935
First Commonwealth Financial Corp	29,793	274,691
First Community Bancshares Inc	5,231	74,960
First Connecticut Bancorp Inc	5,167	82,930
First Defiance Financial Corp	2,983	85,612
First Financial Bancorp	18,215	313,480
First Financial Bankshares Inc	8,958	281,012
First Financial Corp	3,622	116,592
First Financial Northwest Inc	4,541	49,361
First Industrial Realty Trust Inc REIT	34,801	655,651
First Interstate BancSystem Inc	5,774	156,937
First Merchants Corp	11,376	240,489
First Midwest Bancorp Inc	23,770	404,803
First NBC Bank Holding Co *	4,642	155,553
First Potomac Realty Trust REIT	18,704	245,396
FirstMerit Corp	52,084	1,028,659
Flagstar Bancorp Inc *	6,380	115,478
Flushing Financial Corp	9,483	194,876
FNB Corp	52,185	669,012
Forestar Group Inc *	10,155	193,859
Fox Chase Bancorp Inc	3,743	63,107
Franklin Financial Corp *	2,985	64,774
Franklin Street Properties Corp REIT	28,527	358,870
FXCM Inc ‘A’	14,244	213,090
Gain Capital Holdings Inc	7,175	56,467
German American Bancorp Inc	4,193	113,546
Getty Realty Corp REIT	8,120	154,930
GFI Group Inc	23,206	77,044
Glacier Bancorp Inc	23,471	666,107
Gladstone Commercial Corp REIT	5,326	95,176
Glimcher Realty Trust REIT	6,973	75,518
Global Indemnity PLC * (Ireland)	2,667	69,315
Government Properties Income Trust REIT	17,256	438,130
Gramercy Property Trust Inc REIT	36,901	223,251
Great Southern Bancorp Inc	3,243	103,938
Green Dot Corp ‘A’ *	9,760	185,245
Greenlight Capital Re Ltd ‘A’ * (Cayman)	8,957	295,044
Guaranty Bancorp	4,816	66,942
Hallmark Financial Services Inc *	4,641	49,891
Hampton Roads Bankshares Inc *	11,503	19,900
Hancock Holding Co	25,912	915,212
Hanmi Financial Corp	10,028	211,390
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,734	96,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Hatteras Financial Corp REIT	30,028	$594,855
HCC Insurance Holdings Inc	35,000	1,712,900
HCI Group Inc	892	36,215
Healthcare Realty Trust Inc REIT	30,166	766,820
Heartland Financial USA Inc	4,900	121,177
Heritage Commerce Corp	6,825	55,760
Heritage Financial Corp	9,545	153,579
Heritage Oaks Bancorp *	7,366	56,203
Hersha Hospitality Trust REIT	63,484	425,978
Highwoods Properties Inc REIT	28,349	1,189,241
Hilltop Holdings Inc *	21,356	454,029
Home BancShares Inc	3,362	110,341
Home Loan Servicing Solutions Ltd (Cayman)	22,428	509,788
HomeStreet Inc	4,656	85,531
HomeTrust Bancshares Inc *	6,300	99,351
Horace Mann Educators Corp	12,879	402,726
Horizon Bancorp	3,020	65,957
Hudson Pacific Properties Inc REIT	17,271	437,647
Hudson Valley Holding Corp	4,698	84,799
Iberiabank Corp	9,872	683,044
ICG Group Inc *	12,924	269,853
Independence Holding Co	2,405	33,983
Independent Bank Corp MA	7,539	289,347
Independent Bank Corp MI	6,057	77,954
Independent Bank Group Inc	1,629	90,686
Infinity Property & Casualty Corp	2,303	154,831
Inland Real Estate Corp REIT	27,162	288,732
International Bancshares Corp	17,155	463,185
INTL. FCStone Inc *	3,651	72,728
Invesco Mortgage Capital Inc REIT	38,832	674,123
Investment Technology Group Inc *	11,398	192,398
Investors Bancorp Inc	98,931	1,093,188
Investors Real Estate Trust REIT	33,298	306,675
iStar Financial Inc REIT *	26,778	401,134
Janus Capital Group Inc	47,168	588,657
JGWPT Holdings Inc ‘A’ *	3,681	41,448
Kansas City Life Insurance Co	1,192	54,212
KCG Holdings Inc ‘A’ *	16,564	196,780
Kearny Financial Corp *	3,912	59,228
Kemper Corp	14,596	538,009
Kennedy-Wilson Holdings Inc	20,841	558,956
Kite Realty Group Trust REIT	41,724	256,185
Ladder Capital Corp ‘A’ *	4,781	86,393
Lakeland Bancorp Inc	12,089	130,561
Lakeland Financial Corp	5,217	199,081
LaSalle Hotel Properties REIT	32,821	1,158,253
Lexington Realty Trust REIT	64,749	712,886
LTC Properties Inc REIT	10,839	423,155
Macatawa Bank Corp	8,303	42,096
Mack-Cali Realty Corp REIT	27,784	596,800
Maiden Holdings Ltd (Bermuda)	14,314	173,056
MainSource Financial Group Inc	6,397	110,348
Manning & Napier Inc	4,458	76,945
Marlin Business Services Corp	2,693	48,986
MB Financial Inc	17,385	470,264
Meadowbrook Insurance Group Inc	15,492	111,387
Medical Properties Trust Inc REIT	54,475	721,249
Mercantile Bank Corp	5,211	119,228
Merchants Bancshares Inc	1,643	52,543
Meta Financial Group Inc	1,918	76,720
Metro Bancorp Inc *	4,444	102,745
MGIC Investment Corp *	62,270	575,375
MidSouth Bancorp Inc	2,603	51,774
MidWestOne Financial Group Inc	2,283	54,769
Moelis & Co *	2,005	67,388
Monmouth Real Estate Investment Corp ‘A’ REIT	18,094	181,664
Montpelier Re Holdings Ltd (Bermuda)	111,870	3,574,246
NASB Financial Inc	1,129	26,701

	Shares	Value
National Bank Holdings Corp ‘A’	12,981	$258,841
National Bankshares Inc	2,135	65,950
National General Holdings Corp	11,175	194,445
National Interstate Corp	1,780	49,876
National Penn Bancshares Inc	37,122	392,751
National Western Life Insurance Co ‘A’	701	174,836
NBT Bancorp Inc	13,772	330,803
Nelnet Inc ‘A’	6,637	274,971
New Residential Investment Corp REIT	89,259	562,332
New York Mortgage Trust Inc REIT	29,129	227,497
New York REIT Inc	55,224	610,777
NewBridge Bancorp *	10,404	83,856
NewStar Financial Inc *	8,396	118,048
Nicholas Financial Inc (Canada)	3,241	46,541
NMI Holdings Inc ‘A’ *	15,793	165,826
Northfield Bancorp Inc	16,212	212,539
Northrim BanCorp Inc	2,172	55,538
Northwest Bancshares Inc	29,480	400,044
OceanFirst Financial Corp	4,127	68,343
OFG Bancorp	144,940	2,668,345
Old Line Bancshares Inc	2,453	38,659
Old National Bancorp	33,337	476,052
Old Republic International Corp	239,700	3,964,638
OmniAmerican Bancorp Inc	3,663	91,575
One Liberty Properties Inc REIT	3,810	81,305
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	7,363	114,421
Oppenheimer Holdings Inc ‘A’	3,295	79,047
Opus Bank *	1,496	43,474
Oritani Financial Corp	13,876	213,552
Owens Realty Mortgage Inc REIT	3,249	63,193
Pacific Continental Corp	5,595	76,819
Pacific Premier Bancorp Inc *	5,507	77,594
Palmetto Bancshares Inc *	1,480	21,297
Park National Corp	3,997	308,568
Park Sterling Corp	14,012	92,339
Parkway Properties Inc REIT	22,372	461,982
Peapack Gladstone Financial Corp	3,790	80,386
Pebblebrook Hotel Trust REIT	20,097	742,785
Penns Woods Bancorp Inc	1,488	70,085
Pennsylvania REIT	21,738	409,109
PennyMac Financial Services Inc ‘A’ *	1,725	26,203
PennyMac Mortgage Investment Trust REIT	23,140	507,692
Peoples Bancorp Inc	7,190	190,175
Peoples Financial Services Corp	2,303	118,351
PHH Corp *	18,128	416,581
Physicians Realty Trust REIT	10,651	153,268
PICO Holdings Inc *	7,201	171,096
Pinnacle Financial Partners Inc	11,210	442,571
Piper Jaffray Cos *	5,136	265,891
Platinum Underwriters Holdings Ltd (Bermuda)	8,555	554,792
Preferred Bank *	3,682	87,042
Primerica Inc	17,236	824,743
PrivateBancorp Inc	22,547	655,216
Prosperity Bancshares Inc	21,925	1,372,505
Protective Life Corp	49,000	3,397,170
Provident Financial Services Inc	18,870	326,828
PS Business Parks Inc REIT	3,016	251,806
Radian Group Inc	48,077	712,020
RAIT Financial Trust REIT	25,943	214,549
Ramco-Gershenson Properties Trust REIT	21,728	361,119
RE/MAX Holdings Inc ‘A’	3,324	98,357
Redwood Trust Inc REIT	26,327	512,587
Regional Management Corp *	3,364	52,041
Renasant Corp	9,913	288,171
Republic Bancorp Inc ‘A’	3,195	75,785
Republic First Bancorp Inc *	9,453	47,643
Resource America Inc ‘A’	3,930	36,745
Resource Capital Corp REIT	41,161	231,736

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Retail Opportunity Investments Corp REIT	23,733	$373,320
Rexford Industrial Realty Inc REIT	8,847	125,981
RLI Corp	13,621	623,569
RLJ Lodging Trust REIT	41,346	1,194,486
Rouse Properties Inc REIT	11,678	199,811
Ryman Hospitality Properties Inc REIT	6,676	321,449
S&T Bancorp Inc	9,390	233,341
Sabra Health Care REIT Inc	989	28,394
Safeguard Scientifics Inc *	6,544	136,050
Safety Insurance Group Inc	4,099	210,607
Sandy Spring Bancorp Inc	7,941	197,810
Saul Centers Inc REIT	439	21,335
Seacoast Banking Corp of Florida *	6,097	66,274
Select Income REIT	11,504	340,979
Selective Insurance Group Inc	17,831	440,782
ServisFirst Bancshares Inc *	144	12,446
Sierra Bancorp	3,782	59,756
Silver Bay Realty Trust Corp REIT	10,365	169,157
Simmons First National Corp ‘A’	5,151	202,898
South State Corp	7,597	460,910
Southside Bancshares Inc	5,972	172,949
Southwest Bancorp Inc	6,305	107,563
Sovran Self Storage Inc REIT	1,364	105,369
Springleaf Holdings Inc *	7,728	200,542
Square 1 Financial Inc ‘A’ *	1,188	22,584
STAG Industrial Inc REIT	16,266	390,547
StanCorp Financial Group Inc	94,900	6,073,600
Starwood Waypoint Residential Trust REIT *	12,228	320,496
State Auto Financial Corp	5,020	117,619
State Bank Financial Corp	10,143	171,518
Sterling Bancorp	26,405	316,860
Stewart Information Services Corp	6,813	211,271
Stifel Financial Corp *	20,629	976,783
Stock Yards Bancorp Inc	4,601	137,570
Stonegate Bank	3,000	75,600
Stonegate Mortgage Corp *	3,797	52,968
Strategic Hotels & Resorts Inc REIT *	18,235	213,532
Suffolk Bancorp *	3,573	79,714
Summit Hotel Properties Inc REIT	26,871	284,833
Sun Bancorp Inc *	12,837	51,476
Sunstone Hotel Investors Inc REIT	57,968	865,462
Susquehanna Bancshares Inc	59,199	625,141
SWS Group Inc *	9,523	69,327
Symetra Financial Corp	23,781	540,780
Talmer Bancorp Inc ‘A’ *	5,572	76,838
Taylor Capital Group Inc *	5,604	119,814
Tejon Ranch Co *	3,886	125,090
Terreno Realty Corp REIT	10,565	204,221
Territorial Bancorp Inc	2,612	54,539
Texas Capital Bancshares Inc *	8,790	474,220
The Bank of Kentucky Financial Corp	2,024	70,415
The First of Long Island Corp	2,581	100,865
The Geo Group Inc REIT *	22,823	815,466
The Hanover Insurance Group Inc	69,300	4,376,295
The Navigators Group Inc *	3,315	222,271
The Phoenix Cos Inc *	1,788	86,521
The St Joe Co *	832	21,158
Third Point Reinsurance Ltd * (Bermuda)	17,890	273,001
Tiptree Financial Inc ‘A’ REIT *	2,101	18,279
Tompkins Financial Corp	4,676	225,290
TowneBank	9,166	143,998
Trade Street Residential Inc REIT	5,610	42,019
Tree.com Inc *	1,090	31,763
Trico Bancshares	5,077	117,482
Tristate Capital Holdings Inc *	6,699	94,657
TrustCo Bank Corp NY	416,483	2,782,106
Trustmark Corp	21,228	524,119
UMB Financial Corp	11,848	751,045
UMH Properties Inc REIT	5,193	52,086
Umpqua Holdings Corp	52,499	940,782

	Shares	Value
Union Bankshares Corp	14,525	$372,566
United Bankshares Inc	21,669	700,559
United Community Banks Inc	15,661	256,371
United Community Financial Corp *	15,946	65,857
United Financial Bancorp Inc	13,865	187,865
United Fire Group Inc	6,489	190,257
United Insurance Holdings Corp	485	8,371
Universal Insurance Holdings Inc	613	7,951
Univest Corp of Pennsylvania	5,140	106,398
Urstadt Biddle Properties Inc ‘A’ REIT	1,933	40,361
Validus Holdings Ltd (Bermuda)	68,590	2,622,882
Valley National Bancorp	62,681	621,169
VantageSouth Bancshares Inc *	6,438	38,306
ViewPoint Financial Group Inc	11,204	301,500
Walker & Dunlop Inc *	5,798	81,810
Walter Investment Management Corp *	11,901	354,412
Washington Federal Inc	31,589	708,541
Washington REIT	20,972	544,853
Washington Trust Bancorp Inc	4,636	170,466
Waterstone Financial Inc	10,619	121,163
Webster Financial Corp	28,483	898,354
WesBanco Inc	8,292	257,384
West Bancorp Inc	5,059	77,049
Westamerica Bancorp	8,274	432,565
Western Alliance Bancorp *	11,145	265,251
Western Asset Mortgage Capital Corp REIT	13,139	186,180
Whitestone REIT	7,069	105,399
Wilshire Bancorp Inc	22,217	228,169
Winthrop Realty Trust REIT	11,413	175,190
Wintrust Financial Corp	14,627	672,842
WSFS Financial Corp	2,754	202,887
Yadkin Financial Corp *	4,344	81,841

		145,528,747

Health Care - 4.3%

ACADIA Pharmaceuticals Inc *	1,960	44,276
Achillion Pharmaceuticals Inc *	24,019	181,824
Addus HomeCare Corp *	1,793	40,307
Affymetrix Inc *	17,299	154,134
Agenus Inc *	3,937	12,677
Albany Molecular Research Inc *	7,433	149,552
Alliance HealthCare Services Inc *	1,140	30,780
Almost Family Inc *	2,664	58,821
AMAG Pharmaceuticals Inc *	2,183	45,232
Amedisys Inc *	8,619	144,282
AMN Healthcare Services Inc *	14,555	179,027
Amsurg Corp *	8,061	367,340
Anacor Pharmaceuticals Inc *	6,579	116,646
Analogic Corp	3,901	305,214
AngioDynamics Inc *	7,836	127,962
Array BioPharma Inc *	7,666	34,957
AtriCure Inc *	2,230	40,987
Bio-Reference Labs Inc *	529	15,986
BioCryst Pharmaceuticals Inc *	4,551	58,025
BioScrip Inc *	21,491	179,235
BioTelemetry Inc *	3,326	23,847
Castlight Health Inc ‘B’ *	738	11,218
Celldex Therapeutics Inc *	2,641	43,101
Cellular Dynamics International Inc *	230	3,351
ChemoCentryx Inc *	8,325	48,701
Chindex International Inc *	539	12,769
CONMED Corp	8,593	379,381
Cross Country Healthcare Inc *	9,719	63,368
CryoLife Inc	8,899	79,646
Cynosure Inc ‘A’ *	4,603	97,814
Cytokinetics Inc *	10,768	51,471
Cytori Therapeutics Inc *	6,764	16,166
CytRx Corp *	12,469	52,120
Derma Sciences Inc *	7,121	82,319
Dynavax Technologies Corp *	82,119	131,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Emergent Biosolutions Inc *	7,979	$179,208
Exactech Inc *	3,052	77,002
Five Star Quality Care Inc *	13,907	69,674
Geron Corp *	49,540	159,023
Greatbatch Inc *	7,822	383,747
Haemonetics Corp *	14,964	527,930
Hanger Inc *	11,082	348,529
HealthSouth Corp	6,673	239,361
Healthways Inc *	4,708	82,578
Hill-Rom Holdings Inc	70,600	2,930,606
Hyperion Therapeutics Inc *	860	22,446
ICU Medical Inc *	4,199	255,341
Idenix Pharmaceuticals Inc *	6,507	156,819
Idera Pharmaceuticals Inc *	1,639	4,753
Immunomedics Inc *	2,658	9,702
Impax Laboratories Inc *	17,816	534,302
Inovio Pharmaceuticals Inc *	2,094	22,636
Integra LifeSciences Holdings Corp *	4,647	218,688
InterMune Inc *	3,214	141,898
Invacare Corp	10,179	186,988
IPC The Hospitalist Co Inc *	2,277	100,689
Kindred Healthcare Inc	17,292	399,445
Lexicon Pharmaceuticals Inc *	8,201	13,204
LHC Group Inc *	3,847	82,210
Magellan Health Inc *	8,683	540,430
MedAssets Inc *	1,143	26,106
Merit Medical Systems Inc *	13,636	205,904
Merrimack Pharmaceuticals Inc *	1,734	12,641
National Healthcare Corp	3,271	184,125
National Research Corp ‘A’ *	570	7,974
Navidea Biopharmaceuticals Inc *	10,350	15,318
Nektar Therapeutics *	17,390	222,940
NeoStem Inc *	3,962	25,832
NPS Pharmaceuticals Inc *	2,342	77,403
NuVasive Inc *	2,477	88,107
Omeros Corp *	722	12,563
OraSure Technologies Inc *	16,526	142,289
Orthofix International NV * (Netherlands)	5,829	211,301
Osiris Therapeutics Inc *	513	8,013
OvaScience Inc *	4,624	42,402
Owens & Minor Inc	19,833	673,925
Peregrine Pharmaceuticals Inc *	3,676	6,911
PharMerica Corp *	9,469	270,719
PhotoMedex Inc *	4,024	49,294
Progenics Pharmaceuticals Inc *	16,615	71,611
Prothena Corp PLC * (Ireland)	5,077	114,486
PTC Therapeutics Inc *	877	22,925
RadNet Inc *	713	4,727
Revance Therapeutics Inc *	830	28,220
Rigel Pharmaceuticals Inc *	27,576	100,101
Rockwell Medical Inc *	11,357	136,170
RTI Surgical Inc *	17,447	75,894
Sagent Pharmaceuticals Inc *	1,347	34,833
SciClone Pharmaceuticals Inc *	6,141	32,302
Select Medical Holdings Corp	1,671	26,068
Skilled Healthcare Group Inc ‘A’ *	3,924	24,682
Spectrum Pharmaceuticals Inc *	15,852	128,877
STERIS Corp	116,200	6,214,376
Surgical Care Affiliates Inc *	265	7,706
SurModics Inc *	3,478	74,499
Symmetry Medical Inc *	11,796	104,513
Teleflex Inc	42,000	4,435,200
The Ensign Group Inc	377	11,717
The Medicines Co *	1,876	54,517
Theravance Biopharma Inc * (Cayman)	405	12,911
Theravance Inc *	1,432	42,645
Threshold Pharmaceuticals Inc *	1,286	5,093
Tornier NV * (Netherlands)	11,180	261,388
TransEnterix Inc *	8,077	40,708
Triple-S Management Corp ‘B’ *	7,798	139,818

	Shares	Value
Unilife Corp *	5,495	$16,265
Universal American Corp	13,018	108,440
Verastem Inc *	5,667	51,343
WellCare Health Plans Inc *	12,774	953,707
Wright Medical Group Inc *	8,379	263,101
XenoPort Inc *	16,433	79,371
XOMA Corp *	4,698	21,564

		27,054,680

Industrials - 24.1%

AAR Corp	210,789	5,809,345
ABM Industries Inc	17,600	474,848
Acacia Research Corp	15,706	278,781
ACCO Brands Corp *	36,118	231,516
Accuride Corp *	1,531	7,487
Aceto Corp	7,675	139,224
Actuant Corp ‘A’	22,393	774,126
Aegion Corp *	10,892	253,457
Aerovironment Inc *	2,750	87,450
Air Transport Services Group Inc *	16,509	138,180
Aircastle Ltd (Bermuda)	14,323	254,520
Alamo Group Inc	2,243	121,324
Albany International Corp ‘A’	7,816	296,695
Ameresco Inc ‘A’ *	6,346	44,612
American Railcar Industries Inc	209	14,164
American Science & Engineering Inc	2,183	151,915
Apogee Enterprises Inc	126,711	4,417,145
Applied Industrial Technologies Inc	52,024	2,639,178
ArcBest Corp	691	30,065
Argan Inc	2,429	90,577
Astec Industries Inc	107,680	4,724,998
Atlas Air Worldwide Holdings Inc *	7,982	294,137
Baltic Trading Ltd	15,339	91,727
Barnes Group Inc	17,098	658,957
Beacon Roofing Supply Inc *	12,107	400,984
Brady Corp ‘A’	79,748	2,382,073
Briggs & Stratton Corp	136,943	2,801,854
CAI International Inc *	5,455	120,065
Carlisle Cos Inc	59,800	5,179,876
Casella Waste Systems Inc ‘A’ *	2,036	10,200
CBIZ Inc *	13,004	117,426
CDI Corp	4,609	66,416
Ceco Environmental Corp	6,518	101,616
Celadon Group Inc	6,106	130,180
Cenveo Inc *	10,871	40,331
CIRCOR International Inc	585	45,121
Civeo Corp *	152,660	3,821,080
CLARCOR Inc	891	55,108
Columbus McKinnon Corp	5,512	149,100
Comfort Systems USA Inc	9,535	150,653
CRA International Inc *	3,322	76,572
Cubic Corp	6,105	271,734
Curtiss-Wright Corp	11,266	738,599
Deluxe Corp	7,659	448,664
DigitalGlobe Inc *	23,777	661,001
Douglas Dynamics Inc	826	14,554
Ducommun Inc *	2,172	56,754
Dycom Industries Inc *	1,220	38,198
Dynamic Materials Corp	4,153	91,906
EMCOR Group Inc	97,150	4,326,089
Encore Wire Corp	1,612	79,052
Energy Recovery Inc *	8,317	40,920
EnerSys	16,739	1,151,476
Engility Holdings Inc *	5,535	211,769
Ennis Inc	8,208	125,254
EnPro Industries Inc *	47,094	3,445,397
Erickson Inc *	1,821	29,591
ESCO Technologies Inc	8,323	288,309
Esterline Technologies Corp *	10,020	1,153,502
Federal Signal Corp	19,744	289,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Franklin Covey Co *	1,499	$30,175
Franklin Electric Co Inc	65,509	2,641,978
FreightCar America Inc	3,774	94,501
FTI Consulting Inc *	12,880	487,122
G&K Services Inc ‘A’	6,269	326,427
General Cable Corp	15,260	391,572
Genesee & Wyoming Inc ‘A’ *	37,600	3,948,000
Gibraltar Industries Inc *	215,899	3,348,593
Global Brass & Copper Holdings Inc	817	13,807
Global Power Equipment Group Inc	5,273	85,212
GP Strategies Corp *	1,412	36,543
GrafTech International Ltd *	37,088	387,940
Granite Construction Inc	165,418	5,951,740
Great Lakes Dredge & Dock Co *	17,886	142,909
Griffon Corp	10,029	124,360
Heidrick & Struggles International Inc	5,675	104,987
Heritage-Crystal Clean Inc *	399	7,832
Hill International Inc *	1,539	9,588
Hillenbrand Inc	149,900	4,889,738
HNI Corp	1,074	42,004
Houston Wire & Cable Co	5,461	67,771
Hurco Cos Inc	2,093	59,023
Huron Consulting Group Inc *	6,696	474,211
ICF International Inc *	6,309	223,086
InnerWorkings Inc *	10,206	86,751
Insperity Inc	57,700	1,904,100
Insteel Industries Inc	596	11,711
International Shipholding Corp	1,762	40,385
JetBlue Airways Corp *	67,298	730,183
Kadant Inc	3,067	117,926
Kaman Corp	4,158	177,671
Kelly Services Inc ‘A’	8,603	147,713
Kennametal Inc	85,660	3,964,345
Kimball International Inc ‘B’	10,747	179,690
Knightsbridge Tankers Ltd (Bermuda)	10,542	149,591
Korn/Ferry International *	7,664	225,092
Kratos Defense & Security Solutions Inc *	13,842	107,968
Layne Christensen Co *	6,119	81,383
LB Foster Co ‘A’	3,247	175,728
Lincoln Electric Holdings Inc	61,400	4,290,632
Lindsay Corp	34,025	2,874,092
LMI Aerospace Inc *	3,419	44,721
LSI Industries Inc	6,650	53,067
Lydall Inc *	781	21,376
Marten Transport Ltd	4,451	99,480
Masonite International Corp * (Canada)	8,012	450,755
Matson Inc	8,807	236,380
McGrath RentCorp	110,601	4,064,587
Meritor Inc *	14,650	191,036
Miller Industries Inc	3,347	68,881
Mobile Mini Inc	13,532	648,047
Moog Inc ‘A’ *	12,985	946,477
MSA Safety Inc	72,100	4,144,308
Mueller Industries Inc	145,376	4,275,508
Multi-Color Corp	2,074	82,981
MYR Group Inc *	6,706	169,863
National Presto Industries Inc	1,506	109,697
Navigant Consulting Inc *	15,562	271,557
Navios Maritime Holdings Inc	24,935	252,342
NL Industries Inc	2,221	20,633
NN Inc	473	12,099
Nordson Corp	6,000	481,140
Northwest Pipe Co *	2,968	119,699
Orbital Sciences Corp *	19,087	564,021
Orion Marine Group Inc *	8,532	92,402
PAM Transportation Services Inc *	787	22,005
Patriot Transportation Holding Inc *	2,181	76,270
Paylocity Holding Corp *	1,828	39,540
Pendrell Corp *	50,814	89,433
Performant Financial Corp *	505	5,100

	Shares	Value
Pike Corp *	8,498	$76,142
Plug Power Inc *	52,564	246,000
Ply Gem Holdings Inc *	1,047	10,575
Powell Industries Inc	43,539	2,846,580
PowerSecure International Inc *	7,012	68,297
Preformed Line Products Co	767	41,288
Quad/Graphics Inc	8,679	194,149
Quality Distribution Inc *	6,483	96,337
Quanex Building Products Corp	11,039	197,267
Regal-Beloit Corp	76,600	6,017,696
Republic Airways Holdings Inc *	15,650	169,646
Resources Connection Inc	12,303	161,292
Revolution Lighting Technologies Inc *	1,149	2,643
Roadrunner Transportation Systems Inc *	5,555	156,095
RPX Corp *	14,863	263,818
Rush Enterprises Inc ‘A’ *	1,835	63,619
Safe Bulkers Inc	12,182	118,896
Schawk Inc	3,878	78,956
Scorpio Bulkers Inc *	42,304	376,506
SIFCO Industries Inc	599	18,689
Simpson Manufacturing Co Inc	91,419	3,323,995
SkyWest Inc	201,087	2,457,283
SP Plus Corp *	387	8,278
Standex International Corp	1,158	86,248
Sterling Construction Co Inc *	5,529	51,862
TAL International Group Inc *	7,044	312,472
Teledyne Technologies Inc *	9,126	886,773
Tetra Tech Inc	19,176	527,340
Textainer Group Holdings Ltd (Bermuda)	5,151	198,932
The Brink’s Co	15,217	429,424
The KEYW Holding Corp *	10,238	128,692
Titan International Inc	13,844	232,856
Titan Machinery Inc *	4,667	76,819
TriMas Corp *	1,651	62,953
TriNet Group Inc *	3,438	82,753
Trinity Industries Inc	130,540	5,707,209
Tutor Perini Corp *	11,761	373,294
Twin Disc Inc	769	25,415
Ultrapetrol Bahamas Ltd * (Bahamas)	6,819	20,252
UniFirst Corp	4,632	490,992
United Stationers Inc	12,421	515,099
Universal Forest Products Inc	121,227	5,851,627
Universal Truckload Services Inc	762	19,324
USA Truck Inc *	1,929	35,860
UTi Worldwide Inc * (United Kingdom)	28,715	296,913
Viad Corp	6,472	154,292
Vicor Corp *	4,507	37,769
VSE Corp	1,351	95,002
Wabash National Corp *	359,700	5,125,725
Watts Water Technologies Inc ‘A’	28,229	1,742,576
Werner Enterprises Inc	11,110	294,526
Wesco Aircraft Holdings Inc *	13,779	275,029
West Corp	5,794	155,279
Woodward Inc	6,917	347,095
XPO Logistics Inc *	13,269	379,759
YRC Worldwide Inc *	8,176	229,827

		150,186,622

Information Technology - 5.7%

A10 Networks Inc *	393	5,227
Actuate Corp *	14,376	68,574
Acxiom Corp *	24,232	525,592
ADTRAN Inc	8,585	193,678
Advanced Energy Industries Inc *	1,159	22,311
Aerohive Networks Inc *	1,574	12,938
Agilysys Inc *	4,682	65,923
Alpha & Omega Semiconductor Ltd * (Bermuda)	6,629	61,451
Amber Road Inc *	295	4,758
Amkor Technology Inc *	13,027	145,642

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Anixter International Inc	4,725	$472,831
Audience Inc *	4,341	51,918
Axcelis Technologies Inc *	35,807	71,614
Bankrate Inc *	19,097	334,961
Bazaarvoice Inc *	8,983	70,876
Bel Fuse Inc ‘B’	3,232	82,965
Benchmark Electronics Inc *	16,998	433,109
Black Box Corp	4,896	114,762
Blucora Inc *	13,259	250,197
Borderfree Inc *	299	4,954
Bottomline Technologies de Inc *	1,991	59,571
Brooks Automation Inc	19,613	211,232
Cabot Microelectronics Corp *	1,220	54,473
CACI International Inc ‘A’ *	7,412	520,397
Calix Inc *	12,918	105,669
Cascade Microtech Inc *	3,709	50,665
CEVA Inc *	6,790	100,288
Checkpoint Systems Inc *	13,157	184,066
CIBER Inc *	24,690	121,969
Cinedigm Corp ‘A’ *	18,310	45,592
Cirrus Logic Inc *	13,727	312,152
Coherent Inc *	7,265	480,725
Cohu Inc	183,347	1,961,813
Computer Task Group Inc	4,612	75,914
Compuware Corp	69,008	689,390
Comtech Telecommunications Corp	4,841	180,715
Convergys Corp	32,034	686,809
Covisint Corp *	2,076	10,089
CSG Systems International Inc	6,293	164,310
CTS Corp	10,707	200,221
CUI Global Inc *	2,187	18,371
Daktronics Inc	3,672	43,770
Datalink Corp *	6,115	61,150
Dealertrack Technologies Inc *	2,735	124,005
Demand Media Inc *	13,583	65,470
Dice Holdings Inc *	8,142	61,961
Digi International Inc *	7,927	74,672
Digital River Inc *	10,339	159,531
Diodes Inc *	3,617	104,748
DSP Group Inc *	7,057	59,914
DTS Inc *	3,780	69,590
EarthLink Holdings Corp	32,263	120,018
Eastman Kodak Co *	5,558	136,004
Ebix Inc	9,623	137,705
Electro Rent Corp	4,605	77,042
Electro Scientific Industries Inc	7,805	53,152
Emulex Corp *	25,056	142,819
EnerNOC Inc *	6,350	120,333
Entegris Inc *	19,693	270,680
Entropic Communications Inc *	26,183	87,189
Epiq Systems Inc	9,365	131,578
ePlus Inc *	1,534	89,279
Everyday Health Inc *	269	4,971
Exar Corp *	10,517	118,842
ExlService Holdings Inc *	5,889	173,431
Extreme Networks Inc *	9,785	43,445
Fabrinet * (Cayman)	11,042	227,465
Fairchild Semiconductor International Inc *	39,255	612,378
FARO Technologies Inc *	704	34,580
Finisar Corp *	1,906	37,644
FormFactor Inc *	17,829	148,337
Fusion-io Inc *	33,955	383,691
Gerber Scientific Inc Escrow Shares * +	12,750	-
Global Cash Access Holdings Inc *	20,812	185,227
Global Eagle Entertainment Inc *	2,870	35,588
Glu Mobile Inc *	2,606	13,030
GSI Group Inc * (Canada)	9,628	122,564
Harmonic Inc *	25,906	193,259
Higher One Holdings Inc *	6,689	25,485
II-VI Inc *	16,554	239,371

	Shares	Value
Infinera Corp *	5,830	$53,636
Infoblox Inc *	2,288	30,087
Ingram Micro Inc ‘A’ *	82,500	2,409,825
Insight Enterprises Inc *	12,911	396,884
Integrated Device Technology Inc *	11,247	173,879
Integrated Silicon Solution Inc *	9,511	140,477
Internap Network Services Corp *	16,985	119,744
International Rectifier Corp *	22,445	626,215
Intersil Corp ‘A’	40,569	606,507
Intevac Inc *	7,270	58,233
Intralinks Holdings Inc *	12,742	113,276
Itron Inc *	12,386	502,252
Ixia *	15,955	182,366
IXYS Corp	7,957	98,030
Kemet Corp *	14,035	80,701
Kopin Corp *	20,342	66,315
KVH Industries Inc *	1,091	14,216
Limelight Networks Inc *	19,196	58,740
Liquidity Services Inc *	8,321	131,139
Littelfuse Inc	1,004	93,322
ManTech International Corp ‘A’	7,563	223,260
Mentor Graphics Corp	30,563	659,244
Mercury Systems Inc *	10,697	121,304
Microsemi Corp *	9,602	256,950
Millennial Media Inc *	23,625	117,889
MKS Instruments Inc	16,877	527,237
Model N Inc *	1,772	19,581
ModusLink Global Solutions Inc *	12,231	45,744
MoneyGram International Inc *	9,175	135,148
Monster Worldwide Inc *	28,606	187,083
Multi-Fineline Electronix Inc *	66,756	736,986
Nanometrics Inc *	3,315	60,499
NETGEAR Inc *	11,501	399,890
Newport Corp *	1,499	27,732
Numerex Corp ‘A’ *	968	11,122
NVE Corp *	851	47,307
Oclaro Inc *	29,043	63,895
OmniVision Technologies Inc *	17,646	387,859
Oplink Communications Inc *	5,706	96,831
OPOWER Inc *	268	5,052
OSI Systems Inc *	4,846	323,471
Park Electrochemical Corp	6,607	186,383
Paycom Software Inc *	2,026	29,559
PC Connection Inc	3,063	63,343
Peregrine Semiconductor Corp *	8,511	58,385
Perficient Inc *	3,860	75,154
Pericom Semiconductor Corp *	6,907	62,439
Photronics Inc *	19,489	167,605
Plantronics Inc	1,569	75,390
Plexus Corp *	7,015	303,679
PMC-Sierra Inc *	37,561	285,839
Polycom Inc *	23,556	295,157
PRGX Global Inc *	9,475	60,545
Procera Networks Inc *	5,494	55,434
Progress Software Corp *	16,143	388,078
Q2 Holdings Inc *	336	4,791
QAD Inc ‘A’	259	5,522
QLogic Corp *	27,517	277,647
Quantum Corp *	41,815	51,014
QuickLogic Corp *	1,047	5,413
QuinStreet Inc *	11,225	61,850
RealNetworks Inc *	7,320	55,852
Reis Inc	2,339	49,306
Rofin-Sinar Technologies Inc *	123,939	2,979,494
Rogers Corp *	4,088	271,239
Rosetta Stone Inc *	6,587	64,026
Rubicon Technology Inc *	7,404	64,785
Rudolph Technologies Inc *	8,900	87,932
Sanmina Corp *	25,956	591,278
Sapiens International Corp NV * (Netherlands)	6,673	53,384

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
ScanSource Inc *	8,976	$341,806
Seachange International Inc *	10,160	81,382
ServiceSource International Inc *	21,496	124,677
Silicon Image Inc *	11,796	59,452
Silicon Laboratories Inc *	4,247	209,165
Silver Spring Networks Inc *	662	8,824
Speed Commerce Inc *	3,568	13,344
Stamps.com Inc *	368	12,398
Sykes Enterprises Inc *	11,372	247,114
SYNNEX Corp *	7,993	582,290
Take-Two Interactive Software Inc *	28,771	639,867
TechTarget Inc *	5,125	45,203
TeleCommunication Systems Inc ‘A’ *	15,580	51,258
Telenav Inc *	8,365	47,597
TeleTech Holdings Inc *	2,678	77,635
Tessco Technologies Inc	1,671	53,021
Tessera Technologies Inc	7,030	155,222
The Hackett Group Inc	5,816	34,722
The Rubicon Project Inc *	352	4,520
TiVo Inc *	23,812	307,413
Tremor Video Inc *	10,960	51,731
Trulia Inc *	812	38,473
TTM Technologies Inc *	16,881	138,424
Ultra Clean Holdings Inc *	6,437	58,255
Ultratech Inc *	7,166	158,942
Unisys Corp *	6,445	159,449
Varonis Systems Inc *	181	5,251
Veeco Instruments Inc *	12,592	469,178
Verint Systems Inc *	948	46,499
Viasystems Group Inc *	1,343	14,625
Vishay Precision Group Inc *	3,972	65,379
Vringo Inc *	3,188	10,903
Xcerra Corp *	9,234	84,029
YuMe Inc *	5,584	32,946
Zendesk Inc *	335	5,822

		35,595,897

Materials - 9.8%

A Schulman Inc	131,878	5,103,679
Advanced Emissions Solutions Inc *	351	8,048
AEP Industries Inc *	146	5,091
AK Steel Holding Corp *	43,144	343,426
Allied Nevada Gold Corp *	32,958	123,922
AM Castle & Co *	5,747	63,447
American Vanguard Corp	8,996	118,927
Ampco-Pittsburgh Corp	2,536	58,176
AptarGroup Inc	14,730	987,057
Axiall Corp	76,418	3,612,279
Berry Plastics Group Inc *	12,311	317,624
Cabot Corp	107,960	6,260,600
Carpenter Technology Corp	77,500	4,901,875
Century Aluminum Co *	16,212	254,204
Chase Corp	285	9,730
Coeur Mining Inc *	23,590	216,556
Commercial Metals Co	37,127	642,668
FutureFuel Corp	5,764	95,625
Handy & Harman Ltd *	1,320	35,336
Hawkins Inc	2,715	100,835
Haynes International Inc	3,714	210,175
HB Fuller Co	119,230	5,734,963
Hecla Mining Co	107,878	372,179
Horsehead Holding Corp *	13,854	252,974
Innophos Holdings Inc	2,874	165,456
Innospec Inc	6,042	260,833
Intrepid Potash Inc *	17,586	294,741
Kaiser Aluminum Corp	5,681	413,974
KMG Chemicals Inc	2,892	51,998
Kraton Performance Polymers Inc *	10,358	231,916
Kronos Worldwide Inc	5,703	89,366
Landec Corp *	8,241	102,930

	Shares	Value
Louisiana-Pacific Corp *	44,412	$667,068
LSB Industries Inc *	6,077	253,229
Materion Corp	3,904	144,409
Minerals Technologies Inc	30,856	2,023,537
Molycorp Inc *	57,186	146,968
Neenah Paper Inc	2,562	136,170
Noranda Aluminum Holding Corp	13,840	48,855
Olin Corp	24,843	668,774
Olympic Steel Inc	2,189	54,178
OM Group Inc	10,084	327,024
PH Glatfelter Co	8,437	223,834
Quaker Chemical Corp	1,297	99,597
Reliance Steel & Aluminum Co	76,800	5,660,928
Resolute Forest Products Inc *	20,515	344,242
RPM International Inc	116,100	5,361,498
RTI International Metals Inc *	9,111	242,262
Schnitzer Steel Industries Inc ‘A’	8,263	215,416
Schweitzer-Mauduit International Inc	8,109	354,039
Sensient Technologies Corp	112,595	6,273,793
Steel Dynamics Inc	196,200	3,521,790
Stepan Co	29,665	1,568,092
Stillwater Mining Co *	2,430	42,647
SunCoke Energy Inc *	6,789	145,964
Taminco Corp *	1,492	34,704
Texas Industries Inc *	684	63,174
Trecora Resources *	912	10,798
Tredegar Corp	7,758	181,615
Tronox Ltd ‘A’ (Australia)	19,330	519,977
UFP Technologies Inc *	1,980	47,698
United States Lime & Minerals Inc	66	4,277
Universal Stainless & Alloy Products Inc *	2,272	73,795
Walter Energy Inc	15,351	83,663
Wausau Paper Corp	823	8,905
Zep Inc	5,194	91,726

		61,085,256

Telecommunication Services - 0.4%

8x8 Inc *	18,865	152,429
Atlantic Tele-Network Inc	2,908	168,664
Boingo Wireless Inc *	7,123	48,650
Cbeyond Inc *	8,822	87,779
Cincinnati Bell Inc *	50,530	198,583
Consolidated Communications Holdings Inc	4,690	104,306
FairPoint Communications Inc *	1,401	19,572
Globalstar Inc *	86,293	366,745
Hawaiian Telcom Holdco Inc *	3,403	97,360
IDT Corp ‘B’	489	8,518
inContact Inc *	1,757	16,147
Intelsat SA * (Luxembourg)	6,437	121,273
Iridium Communications Inc *	25,701	217,430
Lumos Networks Corp	888	12,849
magicJack VocalTec Ltd * (Israel)	457	6,910
NTELOS Holdings Corp	2,949	36,745
ORBCOMM Inc *	13,784	90,837
Premiere Global Services Inc *	12,780	170,613
Shenandoah Telecommunications Co	1,097	33,415
USA Mobility Inc	6,980	107,492
Vonage Holdings Corp *	54,798	205,492

		2,271,809

Utilities - 2.9%

ALLETE Inc	13,315	683,725
American States Water Co	11,372	377,892
Artesian Resources Corp ‘A’	2,591	58,246
Atlantic Power Corp (Canada)	38,191	156,583
Avista Corp	18,959	635,506
Black Hills Corp	14,060	863,143
California Water Service Group	15,040	363,968
Chesapeake Utilities Corp	3,056	217,985
Cleco Corp	19,003	1,120,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Connecticut Water Service Inc	3,504	$118,680
Dynegy Inc *	31,599	1,099,645
El Paso Electric Co	12,693	510,386
IDACORP Inc	15,837	915,854
MGE Energy Inc	10,910	431,054
Middlesex Water Co	5,143	108,929
New Jersey Resources Corp	13,264	758,170
Northwest Natural Gas Co	8,520	401,718
NorthWestern Corp	12,318	642,876
NRG Yield Inc ‘A’	6,341	330,049
ONE Gas Inc	16,256	613,664
Ormat Technologies Inc	3,524	101,597
Otter Tail Corp	11,521	348,971
Piedmont Natural Gas Co Inc	24,534	917,817
PNM Resources Inc	25,152	737,708
Portland General Electric Co	24,623	853,679
SJW Corp	3,871	105,291
South Jersey Industries Inc	10,330	624,035
Southwest Gas Corp	14,652	773,479
The Empire District Electric Co	13,584	348,837
The Laclede Group Inc	10,307	500,405
UIL Holdings Corp	17,804	689,193
Unitil Corp	4,407	149,089
UNS Energy Corp	13,103	791,552
WGL Holdings Inc	16,314	703,133
York Water Co	1,446	30,106

		18,083,192

Total Common Stocks (Cost $448,230,089)		606,158,282

	Principal Amount

SHORT-TERM INVESTMENTS - 2.6%

U.S. Government Agency Issue - 1.1%

Federal Home Loan Bank 0.000% due 07/01/14	$7,000,000	7,000,000

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $9,421,330; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $9,613,975)	9,421,330	9,421,330

Total Short-Term Investments (Cost $16,421,330)		16,421,330

TOTAL INVESTMENTS - 99.7% (Cost $464,651,419)		622,639,389

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,664,624

NET ASSETS - 100.0%		$624,304,013

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Industrials	24.1%
Financials	23.3%
Consumer Discretionary	14.5%
Materials	9.8%
Energy	9.3%
Information Technology	5.7%
Health Care	4.3%
Others (each less than 3.0%)	8.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $59,777 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Russell 2000 Mini (09/14)	37	$86,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	90,722,596	90,722,596	-	-
	Consumer Staples	17,358,211	13,078,455	4,279,756	-
	Energy	58,271,272	58,271,272	-	-
	Financials	145,528,747	145,528,747	-	-
	Health Care	27,054,680	27,054,680	-	-
	Industrials	150,186,622	150,186,622	-	-
	Information Technology	35,595,897	35,595,897	-	-
	Materials	61,085,256	61,085,256	-	-
	Telecommunication Services	2,271,809	2,271,809	-	-
	Utilities	18,083,192	18,083,192	-	-

		606,158,282	601,878,526	4,279,756	-
	Short-Term Investments	16,421,330	-	16,421,330	-
	Derivatives:
	Equity Contracts
	Futures	86,687	86,687	-	-

	Total	$622,726,076	$601,965,213	$20,701,086	$59,777

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,921	$60,281

Total Rights (Cost $0)		60,281

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.7%

Consumer Discretionary - 12.9%

1-800-Flowers.com Inc ‘A’ *	9,527	55,257
2U Inc *	3,912	65,761
Aeropostale Inc *	29,434	102,725
AH Belo Corp ‘A’	7,438	88,140
AMC Entertainment Holdings Inc ‘A’	7,984	198,562
America’s Car-Mart Inc *	2,951	116,712
American Axle & Manufacturing Holdings Inc *	25,694	485,360
American Eagle Outfitters Inc	75,212	843,879
American Public Education Inc *	6,646	228,489
ANN Inc *	17,769	731,017
Arctic Cat Inc	4,899	193,119
Asbury Automotive Group Inc *	11,635	799,790
Ascent Capital Group Inc ‘A’ *	5,266	347,609
Barnes & Noble Inc *	15,557	354,544
Beazer Homes USA Inc *	10,095	211,793
bebe stores Inc	11,774	35,911
Belmond Ltd ‘A’ * (Bermuda)	36,732	534,083
Big 5 Sporting Goods Corp	6,991	85,780
Biglari Holdings Inc *	549	232,211
BJ’s Restaurants Inc *	9,000	314,190
Black Diamond Inc *	8,546	95,886
Bloomin’ Brands Inc *	29,359	658,522
Blue Nile Inc *	4,615	129,220
Bob Evans Farms Inc	9,348	467,867
Boyd Gaming Corp *	29,398	356,598
Bravo Brio Restaurant Group Inc *	7,335	114,499
Bridgepoint Education Inc *	6,274	83,319
Bright Horizons Family Solutions Inc *	11,728	503,600
Brown Shoe Co Inc	16,568	474,010
Brunswick Corp	35,097	1,478,637
Buffalo Wild Wings Inc *	7,176	1,189,135
Build-A-Bear Workshop Inc *	4,660	62,258
Burlington Stores Inc *	10,945	348,708
Caesars Acquisition Co ‘A’ *	17,433	215,646
Caesars Entertainment Corp *	19,520	352,922
Callaway Golf Co	29,500	245,440
Capella Education Co	4,159	226,208
Career Education Corp *	25,334	118,563
Carmike Cinemas Inc *	8,764	307,879
Carriage Services Inc	6,219	106,531
Carrols Restaurant Group Inc *	13,147	93,607
Cavco Industries Inc *	3,337	284,646
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	26,961	76,030
Chegg Inc *	28,236	198,781

	Shares	Value
Christopher & Banks Corp *	14,197	$124,366
Churchill Downs Inc	5,090	458,660
Chuy’s Holdings Inc *	6,209	225,387
Citi Trends Inc *	5,869	125,949
ClubCorp Holdings Inc	8,136	150,841
Collectors Universe Inc	2,503	49,034
Columbia Sportswear Co	5,183	428,375
Conn’s Inc *	10,530	520,077
Cooper Tire & Rubber Co	24,065	721,950
Cooper-Standard Holding Inc *	5,251	347,406
Core-Mark Holding Co Inc	8,956	408,662
Coupons.com Inc *	4,666	122,762
Cracker Barrel Old Country Store Inc	7,238	720,688
Crocs Inc *	33,243	499,642
Crown Media Holdings Inc ‘A’ *	14,026	50,914
CSS Industries Inc	3,344	88,181
Culp Inc	3,081	53,640
Cumulus Media Inc ‘A’ *	51,552	339,728
Daily Journal Corp *	399	82,469
Dana Holding Corp	59,446	1,451,671
Del Frisco’s Restaurant Group Inc *	8,981	247,516
Denny’s Corp *	33,296	217,090
Destination Maternity Corp	5,161	117,516
Destination XL Group Inc *	13,682	75,388
Dex Media Inc *	5,729	63,821
Diamond Resorts International Inc *	13,503	314,215
DineEquity Inc	6,317	502,138
Dorman Products Inc *	10,235	504,790
Drew Industries Inc	8,961	448,140
Education Management Corp *	7,875	13,309
Einstein Noah Restaurant Group Inc	4,012	64,433
Empire Resorts Inc *	5,518	39,509
Entercom Communications Corp ‘A’ *	9,553	102,504
Entravision Communications Corp ‘A’	22,148	137,761
Eros International PLC * (United Kingdom)	7,356	111,591
Escalade Inc	3,634	58,653
Ethan Allen Interiors Inc	9,530	235,772
Express Inc *	31,945	544,023
Famous Dave’s of America Inc *	1,747	50,139
Federal-Mogul Holdings Corp *	10,865	219,799
Fiesta Restaurant Group Inc *	10,168	471,897
Five Below Inc *	20,725	827,135
Flexsteel Industries Inc	1,872	62,431
Fox Factory Holding Corp *	4,141	72,840
Francesca’s Holdings Corp *	16,041	236,444
Fred’s Inc ‘A’	13,974	213,662
FTD Cos Inc *	7,227	229,746
Fuel Systems Solutions Inc *	5,281	58,830
G-III Apparel Group Ltd *	6,773	553,083
Gaiam Inc ‘A’ *	5,413	41,572
Genesco Inc *	9,095	746,972
Gentherm Inc *	13,401	595,674
Global Sources Ltd * (Bermuda)	6,561	54,325
Grand Canyon Education Inc *	17,682	812,842
Gray Television Inc *	18,866	247,711
Group 1 Automotive Inc	9,174	773,460
Guess? Inc	23,718	640,386
Harte-Hanks Inc	18,241	131,153
Haverty Furniture Cos Inc	7,743	194,582
Helen of Troy Ltd * (Bermuda)	10,842	657,350
Hemisphere Media Group Inc *	3,356	42,151
hhgregg Inc *	4,818	48,999
Hibbett Sports Inc *	9,826	532,274
Houghton Mifflin Harcourt Co *	41,979	804,318
Hovnanian Enterprises Inc ‘A’ *	44,559	229,479
HSN Inc	12,582	745,358
Iconix Brand Group Inc *	17,379	746,254
Ignite Restaurant Group Inc *	2,842	41,380
Installed Building Products Inc *	3,566	43,684
International Speedway Corp ‘A’	10,549	351,071

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Interval Leisure Group Inc	15,058	$330,373
Intrawest Resorts Holdings Inc *	5,366	61,494
iRobot Corp *	11,207	458,927
Isle of Capri Casinos Inc *	8,642	73,976
ITT Educational Services Inc *	8,874	148,107
Jack in the Box Inc	15,209	910,107
JAKKS Pacific Inc *	6,848	53,004
Jamba Inc *	6,514	78,819
Johnson Outdoors Inc ‘A’	1,928	49,742
Journal Communications Inc ‘A’ *	17,326	153,682
JTH Holding Inc ‘A’ *	1,511	50,331
K12 Inc *	13,014	313,247
KB Home	31,765	593,370
Kirkland’s Inc *	5,487	101,784
Krispy Kreme Doughnuts Inc *	24,780	395,984
La Quinta Holdings Inc *	17,097	327,237
La-Z-Boy Inc	19,878	460,573
Lands’ End Inc *	6,344	213,032
LeapFrog Enterprises Inc *	25,128	184,691
Lee Enterprises Inc *	20,464	91,065
LGI Homes Inc *	5,296	96,652
Libbey Inc *	8,267	220,233
Life Time Fitness Inc *	15,502	755,567
LifeLock Inc *	30,608	427,288
Lifetime Brands Inc	4,165	65,474
Lithia Motors Inc ‘A’	8,685	816,998
Loral Space & Communications Inc *	4,961	360,615
Lumber Liquidators Holdings Inc *	10,407	790,412
M/I Homes Inc *	9,243	224,328
Malibu Boats Inc ‘A’ *	2,766	55,597
Marine Products Corp	3,949	32,777
MarineMax Inc *	9,339	156,335
Marriott Vacations Worldwide Corp *	10,776	631,797
Martha Stewart Living Omnimedia Inc ‘A’ *	11,049	51,930
Matthews International Corp ‘A’	10,352	430,333
Mattress Firm Holding Corp *	5,670	270,742
MDC Holdings Inc	14,785	447,838
MDC Partners Inc ‘A’ (Canada)	16,096	345,903
Media General Inc *	20,853	428,112
Meredith Corp	13,601	657,744
Meritage Homes Corp *	14,834	626,143
Modine Manufacturing Co *	18,143	285,571
Monarch Casino & Resort Inc *	3,499	52,975
Monro Muffler Brake Inc	11,966	636,472
Morgans Hotel Group Co *	11,164	88,531
Motorcar Parts of America Inc *	5,817	141,644
Movado Group Inc	6,930	288,773
Multimedia Games Holding Co Inc *	11,332	335,880
NACCO Industries Inc ‘A’	1,843	93,256
Nathan’s Famous Inc *	1,154	62,535
National CineMedia Inc	23,137	405,129
Nautilus Inc *	12,062	133,768
New Media Investment Group Inc *	11,387	160,671
New York & Co Inc *	11,616	42,863
Nexstar Broadcasting Group Inc ‘A’	11,611	599,244
Noodles & Co *	4,089	140,621
Nutrisystem Inc	10,965	187,611
Office Depot Inc *	202,911	1,154,564
Orbitz Worldwide Inc *	19,707	175,392
Outerwall Inc *	7,735	459,072
Overstock.com Inc *	4,310	67,969
Oxford Industries Inc	5,489	365,952
Pacific Sunwear of California Inc *	18,474	43,968
Papa John’s International Inc	11,636	493,250
Papa Murphy’s Holdings Inc *	2,122	20,329
Penn National Gaming Inc *	30,227	366,956
Perry Ellis International Inc *	4,768	83,154
PetMed Express Inc	7,575	102,111
Pier 1 Imports Inc	35,810	551,832
Pinnacle Entertainment Inc *	22,647	570,251

	Shares	Value
Pool Corp	17,110	$967,742
Popeyes Louisiana Kitchen Inc *	8,993	393,084
Potbelly Corp *	5,653	90,222
Quiksilver Inc *	52,010	186,196
Radio One Inc ‘D’ *	8,604	42,418
ReachLocal Inc *	4,890	34,377
Reading International Inc ‘A’ *	7,015	59,838
Red Robin Gourmet Burgers Inc *	5,428	386,474
Regis Corp	16,572	233,334
Remy International Inc	5,405	126,207
Rent-A-Center Inc	19,996	573,485
Rentrak Corp *	3,792	198,890
Restoration Hardware Holdings Inc *	11,931	1,110,180
RetailMeNot Inc *	11,848	315,275
RG Barry Corp	3,930	74,473
Ruby Tuesday Inc *	23,248	176,452
Ruth’s Hospitality Group Inc	13,737	169,652
Saga Communications Inc ‘A’	1,418	60,577
Salem Communications Corp ‘A’	3,915	37,036
Scholastic Corp	10,085	343,798
Scientific Games Corp ‘A’ *	19,236	213,904
Sears Hometown & Outlet Stores Inc *	4,307	92,471
Select Comfort Corp *	20,614	425,885
Sequential Brands Group Inc *	6,415	88,591
SFX Entertainment Inc *	16,771	135,845
Shiloh Industries Inc *	3,077	56,801
Shoe Carnival Inc	5,771	119,171
Shutterfly Inc *	14,637	630,269
Sinclair Broadcast Group Inc ‘A’	26,037	904,786
Sizmek Inc *	8,551	81,491
Skechers U.S.A. Inc ‘A’ *	14,842	678,279
Skullcandy Inc *	7,320	53,070
Smith & Wesson Holding Corp *	20,924	304,235
Sonic Automotive Inc ‘A’	15,205	405,669
Sonic Corp *	20,666	456,305
Sotheby’s	23,118	970,725
Spartan Motors Inc	13,175	59,815
Speedway Motorsports Inc	4,350	79,387
Sportsman’s Warehouse Holdings Inc *	3,631	29,048
Stage Stores Inc	12,026	224,766
Standard Motor Products Inc	7,527	336,231
Standard Pacific Corp *	55,017	473,146
Stein Mart Inc	10,547	146,498
Steiner Leisure Ltd * (Bahamas)	5,573	241,255
Steven Madden Ltd *	22,113	758,476
Stoneridge Inc *	11,020	118,134
Strattec Security Corp	1,276	82,289
Strayer Education Inc *	4,118	216,236
Sturm Ruger & Co Inc	7,360	434,314
Superior Industries International Inc	8,900	183,518
Systemax Inc *	4,208	60,469
Tenneco Inc *	23,095	1,517,341
Texas Roadhouse Inc	26,340	684,840
The Bon-Ton Stores Inc	5,459	56,282
The Buckle Inc	10,681	473,809
The Cato Corp ‘A’	10,416	321,854
The Cheesecake Factory Inc	18,943	879,334
The Children’s Place Inc	8,359	414,857
The Container Store Group Inc *	6,521	181,153
The Dixie Group Inc *	5,579	59,082
The EW Scripps Co ‘A’ *	11,886	251,508
The Finish Line Inc ‘A’	18,305	544,391
The Marcus Corp	6,897	125,870
The McClatchy Co ‘A’ *	23,839	132,306
The Men’s Wearhouse Inc	18,189	1,014,946
The New Home Co Inc *	3,040	42,955
The New York Times Co ‘A’	52,377	796,654
The Pep Boys-Manny Moe & Jack *	20,222	231,744
The Ryland Group Inc	17,793	701,756
Tile Shop Holdings Inc *	10,581	161,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Tilly’s Inc ‘A’ *	3,733	$30,013
Time Inc *	41,870	1,014,091
Tower International Inc *	7,869	289,894
TRI Pointe Homes Inc *	6,317	99,303
Tuesday Morning Corp *	16,534	294,636
Tumi Holdings Inc *	19,139	385,268
Turtle Beach Corp *	2,572	23,765
UCP Inc ‘A’ *	3,105	42,445
Unifi Inc *	5,489	151,112
Universal Electronics Inc *	6,057	296,066
Universal Technical Institute Inc	8,503	103,226
Vail Resorts Inc	13,706	1,057,829
ValueVision Media Inc ‘A’ *	16,346	81,567
Vera Bradley Inc *	8,214	179,640
Vince Holding Corp *	4,261	156,038
Vitacost.com Inc *	9,016	56,440
Vitamin Shoppe Inc *	11,681	502,517
VOXX International Corp *	7,101	66,820
WCI Communities Inc *	4,295	82,936
Weight Watchers International Inc	10,671	215,234
West Marine Inc *	6,586	67,572
Weyco Group Inc	2,507	68,717
William Lyon Homes ‘A’ *	6,600	200,904
Winmark Corp	849	59,116
Winnebago Industries Inc *	10,374	261,217
Wolverine World Wide Inc	38,477	1,002,711
World Wrestling Entertainment Inc ‘A’	11,233	134,010
Zoe’s Kitchen Inc *	2,211	76,014
Zumiez Inc *	7,885	217,547

		87,961,625

Consumer Staples - 3.1%

22nd Century Group Inc *	15,593	47,871
Alico Inc	1,127	42,251
Alliance One International Inc *	34,205	85,513
Annie’s Inc *	6,426	217,327
B&G Foods Inc	20,358	665,503
Boulder Brands Inc *	23,029	326,551
Cal-Maine Foods Inc	5,862	435,664
Calavo Growers Inc	5,012	169,556
Casey’s General Stores Inc	14,622	1,027,780
Central Garden & Pet Co ‘A’ *	16,458	151,414
Chiquita Brands International Inc *	17,807	193,206
Coca-Cola Bottling Co Consolidated	1,789	131,796
Craft Brew Alliance Inc *	4,377	48,410
Darling Ingredients Inc *	62,322	1,302,530
Dean Foods Co	36,153	635,931
Diamond Foods Inc *	8,325	234,765
Elizabeth Arden Inc *	9,816	210,259
Fairway Group Holdings Corp *	6,849	45,546
Farmer Bros Co *	2,718	58,736
Fresh Del Monte Produce Inc (Cayman)	13,662	418,740
Harbinger Group Inc *	31,754	403,276
IGI Laboratories Inc *	10,819	57,449
Ingles Markets Inc ‘A’	4,879	128,562
Inter Parfums Inc	6,274	185,397
Inventure Foods Inc *	5,858	66,020
J&J Snack Foods Corp	5,642	531,025
John B Sanfilippo & Son Inc	3,168	83,857
Lancaster Colony Corp	7,007	666,786
Liberator Medical Holdings Inc	11,810	44,288
Lifeway Foods Inc *	1,979	27,666
Limoneira Co	4,203	92,340
Medifast Inc *	4,998	151,989
National Beverage Corp *	4,481	84,781
Natural Grocers by Vitamin Cottage Inc *	3,469	74,271
Nature’s Sunshine Products Inc	4,162	70,629
Nutraceutical International Corp *	3,381	80,671
Oil-Dri Corp of America	1,806	55,209
Omega Protein Corp *	7,859	107,511

	Shares	Value
Orchids Paper Products Co	2,978	$95,415
Post Holdings Inc *	16,679	849,128
PriceSmart Inc	7,120	619,725
Revlon Inc ‘A’ *	4,370	133,285
Roundy’s Inc	14,614	80,523
Sanderson Farms Inc	8,746	850,111
Seaboard Corp *	108	326,189
Seneca Foods Corp ‘A’ *	3,024	92,534
Snyder’s-Lance Inc	18,045	477,471
SpartanNash Co	14,395	302,439
SUPERVALU Inc *	77,005	632,981
Susser Holdings Corp *	7,057	569,641
Synutra International Inc *	5,935	39,824
The Andersons Inc	10,689	551,339
The Boston Beer Co Inc ‘A’ *	3,159	706,100
The Chefs’ Warehouse Inc *	6,750	133,448
The Female Health Co	7,975	43,942
The Fresh Market Inc *	16,573	554,698
The Pantry Inc *	9,077	147,047
Tootsie Roll Industries Inc	7,141	210,231
TreeHouse Foods Inc *	13,950	1,116,976
United Natural Foods Inc *	18,820	1,225,182
Universal Corp	8,764	485,087
USANA Health Sciences Inc *	2,437	190,427
Vector Group Ltd	24,834	513,567
Village Super Market Inc ‘A’	2,398	56,665
WD-40 Co	5,678	427,099
Weis Markets Inc	4,150	189,779

		20,981,929

Energy - 6.2%

Abraxas Petroleum Corp *	31,287	195,857
Adams Resources & Energy Inc	774	60,473
Alon USA Energy Inc	9,804	121,962
Alpha Natural Resources Inc *	84,007	311,666
American Eagle Energy Corp *	11,493	68,843
Amyris Inc *	10,409	38,826
Apco Oil & Gas International Inc * (Cayman)	3,400	49,062
Approach Resources Inc *	14,861	337,791
Arch Coal Inc	80,597	294,179
Ardmore Shipping Corp	6,748	93,325
Basic Energy Services Inc *	12,051	352,130
Bill Barrett Corp *	18,856	504,964
Bonanza Creek Energy Inc *	12,450	712,015
BPZ Resources Inc *	46,119	142,046
Bristow Group Inc	13,474	1,086,274
C&J Energy Services Inc *	17,461	589,833
Callon Petroleum Co *	15,653	182,357
CARBO Ceramics Inc	7,487	1,153,896
Carrizo Oil & Gas Inc *	17,258	1,195,289
CHC Group Ltd * (Cayman)	13,009	109,796
Clayton Williams Energy Inc *	2,239	307,571
Clean Energy Fuels Corp *	26,699	312,912
Cloud Peak Energy Inc *	23,111	425,705
Comstock Resources Inc	18,145	523,302
Contango Oil & Gas Co *	6,554	277,300
Dawson Geophysical Co	2,976	85,262
Delek US Holdings Inc	22,621	638,591
DHT Holdings Inc	26,628	191,722
Diamondback Energy Inc *	14,580	1,294,704
Dorian LPG Ltd *	2,841	65,315
Emerald Oil Inc *	21,552	164,873
Energy XXI Bermuda Ltd (Bermuda)	35,594	841,086
Equal Energy Ltd (Canada)	13,614	73,788
Era Group Inc *	7,645	219,259
Evolution Petroleum Corp	7,201	78,851
EXCO Resources Inc	57,684	339,759
Exterran Holdings Inc	22,207	999,093
Forest Oil Corp *	44,437	101,316
Forum Energy Technologies Inc *	22,684	826,378

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Frontline Ltd * (Bermuda)	25,311	$73,908
FX Energy Inc *	21,367	77,135
GasLog Ltd (Bermuda)	16,035	511,356
Gastar Exploration Inc *	20,992	182,840
Geospace Technologies Corp *	4,941	272,150
Glori Energy Inc *	4,508	48,957
Goodrich Petroleum Corp *	13,206	364,486
Green Plains Inc	14,252	468,463
Gulf Island Fabrication Inc	5,550	119,436
Gulfmark Offshore Inc ‘A’	10,181	459,978
Halcon Resources Corp *	99,014	721,812
Hallador Energy Co	3,960	37,580
Harvest Natural Resources Inc *	15,778	78,732
Helix Energy Solutions Group Inc *	40,014	1,052,768
Hercules Offshore Inc *	61,010	245,260
Hornbeck Offshore Services Inc *	13,740	644,681
ION Geophysical Corp *	49,248	207,827
Isramco Inc *	366	46,526
Jones Energy Inc ‘A’ *	4,245	87,022
Key Energy Services Inc *	49,891	456,004
Kodiak Oil & Gas Corp * (Canada)	101,138	1,471,558
Magnum Hunter Resources Corp *	75,558	619,576
Matador Resources Co *	27,833	814,950
Matrix Service Co *	10,039	329,179
McDermott International Inc * (Panama)	91,921	743,641
Midstates Petroleum Co Inc *	13,972	101,018
Miller Energy Resources Inc *	11,667	74,669
Mitcham Industries Inc *	4,962	69,369
Natural Gas Services Group Inc *	4,703	155,481
Navios Maritime Acquisition Corp	30,513	113,203
Newpark Resources Inc *	32,217	401,424
Nordic American Tankers Ltd (Bermuda)	33,732	321,466
North Atlantic Drilling Ltd (Bermuda)	27,234	289,225
Northern Oil & Gas Inc *	23,203	377,977
Nuverra Environmental Solutions Inc *	5,613	112,877
Pacific Ethanol Inc *	7,832	119,751
Panhandle Oil & Gas Inc ‘A’	2,702	151,393
Parker Drilling Co *	46,090	300,507
Parsley Energy Inc ‘A’ *	19,324	465,129
PDC Energy Inc *	13,579	857,514
Penn Virginia Corp *	24,925	422,479
PetroQuest Energy Inc *	22,218	167,079
PHI Inc *	4,823	214,961
Pioneer Energy Services Corp *	23,835	418,066
Profire Energy Inc *	4,752	21,431
Quicksilver Resources Inc *	47,332	126,376
Renewable Energy Group Inc *	12,982	148,904
Resolute Energy Corp *	29,352	253,601
REX American Resources Corp *	2,378	174,331
Rex Energy Corp *	18,144	321,330
RigNet Inc *	4,540	244,343
Ring Energy Inc *	7,012	122,359
Rosetta Resources Inc *	23,295	1,277,731
RSP Permian Inc *	8,335	270,387
Sanchez Energy Corp *	17,351	652,224
Scorpio Tankers Inc	75,578	768,628
SEACOR Holdings Inc *	7,797	641,303
SemGroup Corp ‘A’	16,172	1,275,162
Ship Finance International Ltd (Bermuda)	22,327	415,059
Solazyme Inc *	28,885	340,265
Stone Energy Corp *	21,306	996,908
Swift Energy Co *	16,614	215,650
Synergy Resources Corp *	25,263	334,735
Teekay Tankers Ltd ‘A’	23,428	100,506
Tesco Corp (Canada)	13,079	279,106
TETRA Technologies Inc *	30,020	353,636
TransAtlantic Petroleum Ltd * (Bermuda)	8,419	95,892
Triangle Petroleum Corp *	28,678	336,966
VAALCO Energy Inc *	19,019	137,507
Vantage Drilling Co * (Cayman)	78,767	151,233

	Shares	Value
Vertex Energy Inc *	4,483	$43,530
W&T Offshore Inc	13,236	216,673
Warren Resources Inc *	28,273	175,293
Western Refining Inc	20,183	757,872
Westmoreland Coal Co *	5,052	183,287
Willbros Group Inc *	15,224	188,016

		42,257,028

Financials - 22.4%

1st Source Corp	5,726	175,330
1st United Bancorp Inc	11,624	100,199
Acadia Realty Trust REIT	21,735	610,536
AG Mortgage Investment Trust Inc REIT	10,803	204,501
Agree Realty Corp REIT	5,717	172,825
Alexander & Baldwin Inc	18,467	765,457
Alexander’s Inc REIT	800	295,576
Altisource Asset Management Corp *	546	394,791
Altisource Portfolio Solutions SA * (Luxembourg)	5,645	646,804
Altisource Residential Corp REIT	21,722	565,424
Ambac Financial Group Inc *	17,080	466,455
American Assets Trust Inc REIT	13,068	451,499
American Capital Mortgage Investment Corp REIT	19,472	389,829
American Equity Investment Life Holding Co	28,147	692,416
American National Bankshares Inc	3,072	66,755
American Realty Capital Healthcare Trust Inc REIT	65,486	713,143
American Residential Properties Inc REIT *	12,010	225,187
Ameris Bancorp *	9,608	207,148
AMERISAFE Inc	7,113	289,286
Ames National Corp	3,225	74,627
AmREIT Inc	7,652	140,032
AmTrust Financial Services Inc	11,422	477,554
Anworth Mortgage Asset Corp REIT	49,442	255,121
Apollo Commercial Real Estate Finance Inc REIT	16,935	279,258
Apollo Residential Mortgage Inc REIT	12,151	203,165
Ares Commercial Real Estate Corp REIT	10,430	129,436
Argo Group International Holdings Ltd (Bermuda)	9,913	506,653
Arlington Asset Investment Corp ‘A’	6,829	186,637
Armada Hoffler Properties Inc REIT	7,913	76,598
ARMOUR Residential REIT Inc	136,213	589,802
Arrow Financial Corp	4,031	104,564
Ashford Hospitality Prime Inc REIT	7,209	123,706
Ashford Hospitality Trust Inc REIT	26,595	306,906
Associated Estates Realty Corp REIT	22,025	396,890
Astoria Financial Corp	32,880	442,236
Atlas Financial Holdings Inc * (Cayman)	4,466	67,705
AV Homes Inc *	4,141	67,705
Aviv REIT Inc	7,384	208,007
Baldwin & Lyons Inc ‘B’	3,479	90,245
Banc of California Inc	11,094	120,925
BancFirst Corp	2,702	167,254
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	11,261	334,114
Bancorp Inc *	12,851	153,055
BancorpSouth Inc	36,440	895,331
Bank Mutual Corp	18,014	104,481
Bank of Marin Bancorp	2,295	104,629
Bank of the Ozarks Inc	30,252	1,011,929
BankFinancial Corp	7,332	81,825
Banner Corp	7,434	294,609
BBCN Bancorp Inc	30,207	481,802
BBX Capital Corp ‘A’ *	3,209	57,762
Beneficial Mutual Bancorp Inc *	11,266	152,767
Berkshire Hills Bancorp Inc	9,538	221,472
BGC Partners Inc ‘A’	65,914	490,400
BNC Bancorp	7,457	127,291

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
BofI Holding Inc *	5,385	$395,636
Boston Private Financial Holdings Inc	30,431	408,993
Bridge Bancorp Inc	4,294	103,013
Bridge Capital Holdings *	3,825	92,603
Brookline Bancorp Inc	26,879	251,856
Bryn Mawr Bank Corp	5,261	153,200
Calamos Asset Management Inc ‘A’	6,095	81,612
Camden National Corp	2,805	108,722
Campus Crest Communities Inc REIT	24,553	212,629
Capital Bank Financial Corp ‘A’ *	9,212	217,495
Capital City Bank Group Inc	4,147	60,256
Capitol Federal Financial Inc	54,263	659,838
Capstead Mortgage Corp REIT	36,505	480,041
Cardinal Financial Corp	12,225	225,673
CareTrust REIT Inc *	7,638	151,232
Cascade Bancorp *	11,759	61,264
Cash America International Inc	10,667	473,935
CatchMark Timber Trust Inc ‘A’ REIT	4,302	58,808
Cathay General Bancorp	30,228	772,628
Cedar Realty Trust Inc REIT	29,509	184,431
Center Bancorp Inc	4,685	90,093
Centerstate Banks Inc	13,240	148,288
Central Pacific Financial Corp	6,516	129,343
Century Bancorp Inc ‘A’	1,332	47,073
Chambers Street Properties REIT	90,311	726,100
Charter Financial Corp	8,435	93,629
Chatham Lodging Trust REIT	10,259	224,672
Chemical Financial Corp	11,339	318,399
Chesapeake Lodging Trust REIT	18,919	571,921
CIFC Corp	2,334	21,029
Citizens & Northern Corp	4,658	90,784
Citizens Inc *	16,065	118,881
City Holding Co	5,968	269,276
Clifton Bancorp Inc	9,547	120,960
CNB Financial Corp	5,487	92,182
CNO Financial Group Inc	82,639	1,470,974
CoBiz Financial Inc	13,987	150,640
Cohen & Steers Inc	7,326	317,802
Colony Financial Inc REIT	35,146	816,090
Columbia Banking System Inc	19,892	523,359
Community Bank System Inc	15,430	558,566
Community Trust Bancorp Inc	5,947	203,506
CommunityOne Bancorp *	4,160	40,352
ConnectOne Bancorp Inc *	1,537	76,681
Consolidated-Tomoka Land Co	1,666	76,469
Consumer Portfolio Services Inc *	8,018	61,097
CorEnergy Infrastructure Trust Inc REIT	11,562	85,674
CoreSite Realty Corp REIT	7,977	263,799
Cousins Properties Inc REIT	75,040	934,248
Cowen Group Inc ‘A’ *	43,308	182,760
Crawford & Co ‘B’	10,469	105,528
Credit Acceptance Corp *	2,680	329,908
CU Bancorp *	3,761	71,722
CubeSmart REIT	54,797	1,003,881
Customers Bancorp Inc *	9,617	192,436
CVB Financial Corp	39,967	640,671
CyrusOne Inc REIT	7,264	180,874
CYS Investments Inc REIT	61,945	558,744
DCT Industrial Trust Inc REIT	124,370	1,021,078
Diamond Hill Investment Group Inc	1,089	139,087
DiamondRock Hospitality Co REIT	74,476	954,782
Dime Community Bancshares Inc	12,447	196,538
Donegal Group Inc ‘A’	3,219	49,251
DuPont Fabros Technology Inc REIT	24,269	654,292
Dynex Capital Inc REIT	21,211	187,717
Eagle Bancorp Inc *	8,638	291,532
EastGroup Properties Inc REIT	11,838	760,355
Education Realty Trust Inc REIT	43,970	472,238
eHealth Inc *	7,223	274,257
EMC Insurance Group Inc	1,851	56,974

	Shares	Value
Empire State Realty Trust Inc ‘A’ REIT	34,726	$572,979
Employers Holdings Inc	11,922	252,508
Encore Capital Group Inc *	9,761	443,345
Enstar Group Ltd * (Bermuda)	3,245	489,119
Enterprise Bancorp Inc	2,922	60,281
Enterprise Financial Services Corp	7,561	136,552
EPR Properties REIT	20,232	1,130,362
Equity One Inc REIT	23,403	552,077
ESB Financial Corp	4,524	58,541
Essent Group Ltd * (Bermuda)	15,849	318,406
EverBank Financial Corp	34,353	692,556
Evercore Partners Inc ‘A’	12,520	721,653
Excel Trust Inc REIT	18,625	248,271
Ezcorp Inc ‘A’ *	19,489	225,098
FBL Financial Group Inc ‘A’	3,604	165,784
FBR & Co *	3,399	92,215
Federal Agricultural Mortgage Corp ‘C’	4,009	124,600
Federated National Holding Co	4,315	110,032
FelCor Lodging Trust Inc REIT	47,412	498,300
Fidelity & Guaranty Life	4,275	102,344
Fidelity Southern Corp	6,076	78,927
Financial Engines Inc	19,492	882,598
Financial Institutions Inc	5,243	122,791
First American Financial Corp	40,519	1,126,023
First Bancorp Inc	3,628	63,345
First Bancorp NC	7,499	137,607
First BanCorp PR *	39,261	213,580
First Busey Corp	27,790	161,460
First Business Financial Services Inc	1,429	67,206
First Cash Financial Services Inc *	10,989	632,857
First Citizens BancShares Inc ‘A’	2,887	707,315
First Commonwealth Financial Corp	35,921	331,192
First Community Bancshares Inc	6,315	90,494
First Connecticut Bancorp Inc	6,303	101,163
First Defiance Financial Corp	3,715	106,621
First Financial Bancorp	21,963	377,983
First Financial Bankshares Inc	24,311	762,636
First Financial Corp	4,342	139,769
First Financial Northwest Inc	5,906	64,198
First Industrial Realty Trust Inc REIT	41,825	787,983
First Interstate BancSystem Inc	6,773	184,090
First Merchants Corp	13,726	290,168
First Midwest Bancorp Inc	28,582	486,751
First NBC Bank Holding Co *	5,640	188,996
First Potomac Realty Trust REIT	22,591	296,394
FirstMerit Corp	62,697	1,238,266
Flagstar Bancorp Inc *	7,695	139,279
Flushing Financial Corp	11,531	236,962
FNB Corp	62,699	803,801
Forestar Group Inc *	13,246	252,866
Fox Chase Bancorp Inc	4,805	81,012
Franklin Financial Corp *	3,744	81,245
Franklin Street Properties Corp REIT	34,359	432,236
FXCM Inc ‘A’	17,158	256,684
Gain Capital Holdings Inc	8,575	67,485
GAMCO Investors Inc ‘A’	2,363	196,247
German American Bancorp Inc	4,967	134,506
Getty Realty Corp REIT	9,825	187,461
GFI Group Inc	27,615	91,682
Glacier Bancorp Inc	28,161	799,209
Gladstone Commercial Corp REIT	6,260	111,866
Glimcher Realty Trust REIT	55,285	598,737
Global Indemnity PLC * (Ireland)	3,109	80,803
Government Properties Income Trust REIT	20,845	529,255
Gramercy Property Trust Inc REIT	44,564	269,612
Great Southern Bancorp Inc	3,939	126,245
Green Dot Corp ‘A’ *	11,729	222,616
Greenhill & Co Inc	10,715	527,714
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,761	354,467
Guaranty Bancorp	5,713	79,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Hallmark Financial Services Inc *	5,661	$60,856
Hampton Roads Bankshares Inc *	12,879	22,281
Hancock Holding Co	31,207	1,102,231
Hanmi Financial Corp	12,106	255,194
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	8,095	116,082
Hatteras Financial Corp REIT	36,845	729,899
HCI Group Inc	3,448	139,989
Healthcare Realty Trust Inc REIT	36,530	928,593
Heartland Financial USA Inc	5,791	143,211
Heritage Commerce Corp	8,348	68,203
Heritage Financial Corp	11,200	180,208
Heritage Insurance Holdings Inc *	2,464	37,477
Heritage Oaks Bancorp *	7,860	59,972
Hersha Hospitality Trust REIT	76,539	513,577
HFF Inc ‘A’	12,473	463,871
Highwoods Properties Inc REIT	34,253	1,436,913
Hilltop Holdings Inc *	25,760	547,658
Home BancShares Inc	20,470	671,825
Home Loan Servicing Solutions Ltd (Cayman)	26,955	612,687
HomeStreet Inc	5,432	99,786
HomeTrust Bancshares Inc *	7,598	119,820
Horace Mann Educators Corp	15,384	481,058
Horizon Bancorp	3,395	74,147
Hudson Pacific Properties Inc REIT	20,772	526,362
Hudson Valley Holding Corp	5,707	103,011
Iberiabank Corp	11,874	821,562
ICG Group Inc *	15,598	325,686
Independence Holding Co	3,125	44,156
Independent Bank Corp MA	9,090	348,874
Independent Bank Corp MI	7,371	94,865
Independent Bank Group Inc	3,454	192,284
Infinity Property & Casualty Corp	4,374	294,064
Inland Real Estate Corp REIT	33,470	355,786
International Bancshares Corp	20,608	556,416
INTL. FCStone Inc *	5,646	112,468
Invesco Mortgage Capital Inc REIT	46,839	813,125
Investment Technology Group Inc *	13,720	231,594
Investors Bancorp Inc	137,364	1,517,872
Investors Real Estate Trust REIT	40,803	375,796
iStar Financial Inc REIT *	32,342	484,483
Janus Capital Group Inc	56,714	707,791
JGWPT Holdings Inc ‘A’ *	4,606	51,864
Kansas City Life Insurance Co	1,403	63,808
KCG Holdings Inc ‘A’ *	20,178	239,715
Kearny Financial Corp *	5,390	81,605
Kemper Corp	17,870	658,688
Kennedy-Wilson Holdings Inc	27,203	729,584
Kite Realty Group Trust REIT	50,529	310,248
Ladder Capital Corp ‘A’ *	5,765	104,174
Ladenburg Thalmann Financial Services Inc *	39,143	123,300
Lakeland Bancorp Inc	14,350	154,980
Lakeland Financial Corp	6,302	240,484
LaSalle Hotel Properties REIT	39,537	1,395,261
Lexington Realty Trust REIT	77,654	854,971
LTC Properties Inc REIT	13,262	517,748
Macatawa Bank Corp	9,588	48,611
Mack-Cali Realty Corp REIT	34,042	731,222
Maiden Holdings Ltd (Bermuda)	19,063	230,472
MainSource Financial Group Inc	7,723	133,222
Manning & Napier Inc	5,113	88,250
Marcus & Millichap Inc *	3,021	77,066
MarketAxess Holdings Inc	14,311	773,653
Marlin Business Services Corp	3,118	56,716
MB Financial Inc	20,901	565,372
Meadowbrook Insurance Group Inc	19,343	139,076
Medical Properties Trust Inc REIT	65,610	868,676
Mercantile Bank Corp	6,196	141,764
Merchants Bancshares Inc	2,005	64,120
Meridian Interstate Bancorp Inc *	3,237	83,126

	Shares	Value
Meta Financial Group Inc	2,354	$94,160
Metro Bancorp Inc *	5,433	125,611
MGIC Investment Corp *	128,328	1,185,751
MidSouth Bancorp Inc	3,152	62,693
MidWestOne Financial Group Inc	2,594	62,230
Moelis & Co *	2,810	94,444
Monmouth Real Estate Investment Corp ‘A’ REIT	20,412	204,936
Montpelier Re Holdings Ltd (Bermuda)	14,863	474,873
NASB Financial Inc	1,449	34,269
National Bank Holdings Corp ‘A’	15,730	313,656
National Bankshares Inc	2,734	84,453
National General Holdings Corp	13,778	239,737
National Health Investors Inc REIT	12,478	780,624
National Interstate Corp	2,568	71,955
National Penn Bancshares Inc	44,657	472,471
National Western Life Insurance Co ‘A’	853	212,747
NBT Bancorp Inc	16,591	398,516
Nelnet Inc ‘A’	7,910	327,711
New Residential Investment Corp REIT	107,229	675,543
New York Mortgage Trust Inc REIT	34,759	271,468
New York REIT Inc	67,788	749,735
NewBridge Bancorp *	12,374	99,734
NewStar Financial Inc *	10,387	146,041
Nicholas Financial Inc (Canada)	3,912	56,176
NMI Holdings Inc ‘A’ *	19,190	201,495
Northfield Bancorp Inc	20,329	266,513
Northrim BanCorp Inc	2,476	63,311
Northwest Bancshares Inc	35,836	486,295
OceanFirst Financial Corp	5,070	83,959
OFG Bancorp	17,121	315,198
Old Line Bancshares Inc	2,847	44,869
Old National Bancorp	40,102	572,657
OmniAmerican Bancorp Inc	4,494	112,350
One Liberty Properties Inc REIT	4,561	97,332
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	8,552	132,898
Oppenheimer Holdings Inc ‘A’	3,896	93,465
Opus Bank *	1,761	51,175
Oritani Financial Corp	17,358	267,140
Owens Realty Mortgage Inc REIT	3,852	74,921
Pacific Continental Corp	7,092	97,373
Pacific Premier Bancorp Inc *	6,546	92,233
Palmetto Bancshares Inc *	1,378	19,829
Park National Corp	4,782	369,170
Park Sterling Corp	16,357	107,793
Parkway Properties Inc REIT	26,888	555,237
Peapack Gladstone Financial Corp	4,791	101,617
Pebblebrook Hotel Trust REIT	24,191	894,099
Penns Woods Bancorp Inc	1,876	88,360
Pennsylvania REIT	26,142	491,992
PennyMac Financial Services Inc ‘A’ *	6,320	96,001
PennyMac Mortgage Investment Trust REIT	27,811	610,173
Peoples Bancorp Inc	4,264	112,783
Peoples Financial Services Corp	2,785	143,121
PHH Corp *	21,779	500,481
Physicians Realty Trust REIT	12,745	183,401
PICO Holdings Inc *	8,667	205,928
Pinnacle Financial Partners Inc	13,508	533,296
Piper Jaffray Cos *	6,174	319,628
Platinum Underwriters Holdings Ltd (Bermuda)	10,206	661,859
Portfolio Recovery Associates Inc *	18,995	1,130,772
Potlatch Corp REIT	15,440	639,216
Preferred Bank *	4,441	104,985
Primerica Inc	20,743	992,553
PrivateBancorp Inc	27,144	788,805
Prosperity Bancshares Inc	26,409	1,653,203
Provident Financial Services Inc	22,815	395,156
PS Business Parks Inc REIT	7,414	618,995

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Pzena Investment Management Inc ‘A’	4,562	$50,912
QTS Realty Trust Inc ‘A’ REIT	4,668	133,645
Radian Group Inc	72,486	1,073,518
RAIT Financial Trust REIT	31,332	259,116
Ramco-Gershenson Properties Trust REIT	25,993	432,004
RCS Capital Corp ‘A’	1,558	33,076
RE/MAX Holdings Inc ‘A’	4,066	120,313
Redwood Trust Inc REIT	31,537	614,025
Regional Management Corp *	3,968	61,385
Renasant Corp	12,026	349,596
Republic Bancorp Inc ‘A’	3,633	86,175
Republic First Bancorp Inc *	11,414	57,527
Resource America Inc ‘A’	4,966	46,432
Resource Capital Corp REIT	49,606	279,282
Retail Opportunity Investments Corp REIT	28,146	442,737
Rexford Industrial Realty Inc REIT	10,557	150,332
RLI Corp	16,320	747,130
RLJ Lodging Trust REIT	49,747	1,437,191
Rouse Properties Inc REIT	13,944	238,582
Ryman Hospitality Properties Inc REIT	16,516	795,245
S&T Bancorp Inc	11,333	281,625
Sabra Health Care REIT Inc	17,935	514,914
Safeguard Scientifics Inc *	7,883	163,888
Safety Insurance Group Inc	4,913	252,430
Sandy Spring Bancorp Inc	9,547	237,816
Saul Centers Inc REIT	3,608	175,349
Seacoast Banking Corp of Florida *	7,011	76,210
Select Income REIT	13,863	410,899
Selective Insurance Group Inc	21,308	526,734
ServisFirst Bancshares Inc *	214	18,496
Sierra Bancorp	4,808	75,966
Silver Bay Realty Trust Corp REIT	12,541	204,669
Silvercrest Asset Management Group Inc ‘A’	2,150	37,002
Simmons First National Corp ‘A’	6,226	245,242
South State Corp	9,155	555,434
Southside Bancshares Inc	7,159	207,325
Southwest Bancorp Inc	7,539	128,615
Sovran Self Storage Inc REIT	12,554	969,796
Springleaf Holdings Inc *	9,314	241,698
Square 1 Financial Inc ‘A’ *	2,072	39,389
STAG Industrial Inc REIT	19,593	470,428
Starwood Waypoint Residential Trust REIT *	15,004	393,255
State Auto Financial Corp	5,707	133,715
State Bank Financial Corp	12,206	206,403
Sterling Bancorp	31,816	381,792
Stewart Information Services Corp	8,163	253,135
Stifel Financial Corp *	24,776	1,173,144
Stock Yards Bancorp Inc	5,485	164,001
Stonegate Bank	3,649	91,955
Stonegate Mortgage Corp *	5,290	73,796
Strategic Hotels & Resorts Inc REIT *	94,205	1,103,141
Suffolk Bancorp *	4,394	98,030
Summit Hotel Properties Inc REIT	32,118	340,451
Sun Bancorp Inc *	15,553	62,368
Sun Communities Inc REIT	15,610	778,002
Sunstone Hotel Investors Inc REIT	69,750	1,041,367
Susquehanna Bancshares Inc	71,135	751,186
SWS Group Inc *	11,226	81,725
Symetra Financial Corp	28,621	650,842
Talmer Bancorp Inc ‘A’ *	7,072	97,523
Taylor Capital Group Inc *	6,756	144,443
Tejon Ranch Co *	5,168	166,358
Terreno Realty Corp REIT	12,270	237,179
Territorial Bancorp Inc	3,336	69,656
Texas Capital Bancshares Inc *	16,347	881,921
The Bank of Kentucky Financial Corp	2,399	83,461
The First of Long Island Corp	3,061	119,624
The Geo Group Inc REIT *	27,512	983,004
The Navigators Group Inc *	3,980	266,859
The Phoenix Cos Inc *	2,194	106,168

	Shares	Value
The St Joe Co *	14,399	$366,167
Third Point Reinsurance Ltd * (Bermuda)	21,519	328,380
Tiptree Financial Inc ‘A’ REIT *	2,277	19,810
Tompkins Financial Corp	5,681	273,711
TowneBank	10,849	170,438
Trade Street Residential Inc REIT	6,713	50,280
Tree.com Inc *	2,432	70,868
Trico Bancshares	6,237	144,324
Tristate Capital Holdings Inc *	7,990	112,899
TrustCo Bank Corp NY	36,223	241,970
Trustmark Corp	25,537	630,509
UMB Financial Corp	14,240	902,674
UMH Properties Inc REIT	7,477	74,994
Umpqua Holdings Corp	63,234	1,133,153
Union Bankshares Corp	17,442	447,387
United Bankshares Inc	26,064	842,649
United Community Banks Inc	18,879	309,049
United Community Financial Corp *	19,002	78,478
United Financial Bancorp Inc	20,097	272,314
United Fire Group Inc	7,850	230,162
United Insurance Holdings Corp	6,318	109,049
Universal Health Realty Income Trust REIT	4,684	203,660
Universal Insurance Holdings Inc	11,739	152,255
Univest Corp of Pennsylvania	6,228	128,920
Urstadt Biddle Properties Inc ‘A’ REIT	9,669	201,889
Valley National Bancorp	76,786	760,949
VantageSouth Bancshares Inc *	7,462	44,399
ViewPoint Financial Group Inc	15,157	407,875
Virtus Investment Partners Inc *	2,675	566,431
Walker & Dunlop Inc *	6,832	96,400
Walter Investment Management Corp *	14,268	424,901
Washington Federal Inc	38,826	870,867
Washington REIT	25,367	659,035
Washington Trust Bancorp Inc	5,631	207,052
Waterstone Financial Inc	12,917	147,383
Webster Financial Corp	34,276	1,081,065
WesBanco Inc	9,992	310,152
West Bancorp Inc	5,781	88,045
Westamerica Bancorp	9,975	521,493
Western Alliance Bancorp *	28,687	682,751
Western Asset Mortgage Capital Corp REIT	15,679	222,171
Westwood Holdings Group Inc	2,741	164,570
Whitestone REIT	8,529	127,167
Wilshire Bancorp Inc	26,705	274,260
Winthrop Realty Trust REIT	13,653	209,574
Wintrust Financial Corp	17,608	809,968
WisdomTree Investments Inc *	40,788	504,140
World Acceptance Corp *	3,160	240,034
WSFS Financial Corp	3,303	243,332
Yadkin Financial Corp *	5,307	99,984

		152,724,187

Health Care - 13.0%

Abaxis Inc	8,519	377,477
ABIOMED Inc *	15,204	382,229
Acadia Healthcare Co Inc *	13,764	626,262
ACADIA Pharmaceuticals Inc *	29,923	675,961
Accelerate Diagnostics Inc *	8,673	225,498
Acceleron Pharma Inc *	6,294	213,807
Accuray Inc *	29,186	256,837
AcelRx Pharmaceuticals Inc *	9,220	94,505
Achaogen Inc *	2,534	35,375
Achillion Pharmaceuticals Inc *	36,814	278,682
Acorda Therapeutics Inc *	15,735	530,427
Actinium Pharmaceuticals Inc *	7,354	53,096
Adamas Pharmaceuticals Inc *	1,021	18,664
Addus HomeCare Corp *	2,408	54,132
Aegerion Pharmaceuticals Inc *	11,151	357,836
Aerie Pharmaceuticals Inc *	3,970	98,337
Affymetrix Inc *	27,994	249,427

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Agenus Inc *	23,794	$76,617
Agios Pharmaceuticals Inc *	5,188	237,714
Air Methods Corp *	14,853	767,157
Akebia Therapeutics Inc *	2,998	83,314
Akorn Inc *	23,664	786,828
Albany Molecular Research Inc *	9,096	183,011
Alder Biopharmaceuticals Inc *	3,055	61,314
Alimera Sciences Inc *	9,878	59,070
Alliance HealthCare Services Inc *	1,858	50,166
Almost Family Inc *	3,202	70,700
AMAG Pharmaceuticals Inc *	8,453	175,146
Amedisys Inc *	10,432	174,632
AMN Healthcare Services Inc *	17,671	217,353
Ampio Pharmaceuticals Inc *	15,284	127,621
Amsurg Corp *	12,329	561,833
Anacor Pharmaceuticals Inc *	12,516	221,909
Analogic Corp	4,702	367,884
AngioDynamics Inc *	9,592	156,637
ANI Pharmaceuticals Inc *	2,647	91,163
Anika Therapeutics Inc *	5,482	253,981
Antares Pharma Inc *	43,859	117,104
Applied Genetic Technologies Corp *	1,838	42,458
Aratana Therapeutics Inc *	9,264	144,611
Arena Pharmaceuticals Inc *	83,522	489,439
ARIAD Pharmaceuticals Inc *	63,856	406,763
Array BioPharma Inc *	48,517	221,237
Arrowhead Research Corp *	20,119	287,903
AtriCure Inc *	10,354	190,306
Atrion Corp	586	191,036
Auspex Pharmaceuticals Inc *	3,037	67,634
Auxilium Pharmaceuticals Inc *	19,057	382,283
AVANIR Pharmaceuticals Inc ‘A’ *	60,891	343,425
Bio-Path Holdings Inc *	27,648	84,326
Bio-Reference Labs Inc *	9,320	281,650
BioCryst Pharmaceuticals Inc *	27,140	346,035
BioDelivery Sciences International Inc *	15,879	191,660
BioScrip Inc *	25,834	215,456
BioSpecifics Technologies Corp *	1,330	35,857
BioTelemetry Inc *	9,931	71,205
BioTime Inc *	19,339	58,984
Bluebird Bio Inc *	7,301	281,600
Cambrex Corp *	11,604	240,203
Cantel Medical Corp	12,854	470,713
Capital Senior Living Corp *	11,039	263,170
Cara Therapeutics Inc *	2,002	34,074
Cardiovascular Systems Inc *	10,477	326,463
Castlight Health Inc ‘B’ *	4,984	75,757
Celldex Therapeutics Inc *	33,928	553,705
Cellular Dynamics International Inc *	3,565	51,942
Cempra Inc *	8,578	92,042
Cepheid *	26,423	1,266,719
Cerus Corp *	27,861	115,623
Chemed Corp	6,646	622,863
ChemoCentryx Inc *	10,019	58,611
Chimerix Inc *	10,307	226,136
Chindex International Inc *	5,206	123,330
Clovis Oncology Inc *	9,410	389,668
Computer Programs & Systems Inc	4,257	270,745
CONMED Corp	10,327	455,937
Corcept Therapeutics Inc *	20,522	57,462
CorVel Corp *	4,255	192,241
Cross Country Healthcare Inc *	11,598	75,619
CryoLife Inc	10,967	98,155
CTI BioPharma Corp *	51,018	143,361
Cyberonics Inc *	10,192	636,592
Cynosure Inc ‘A’ *	8,398	178,457
Cytokinetics Inc *	13,166	62,933
Cytori Therapeutics Inc *	25,926	61,963
CytRx Corp *	21,474	89,761
Dendreon Corp *	61,934	142,448

	Shares	Value
Depomed Inc *	22,249	$309,261
Derma Sciences Inc *	8,667	100,191
DexCom Inc *	28,408	1,126,661
Dicerna Pharmaceuticals Inc *	1,512	34,126
Durata Therapeutics Inc *	5,900	100,477
Dyax Corp *	51,667	496,003
Dynavax Technologies Corp *	99,034	158,454
Egalet Corp *	1,370	17,974
Eleven Biotherapeutics Inc *	1,896	24,989
Emergent Biosolutions Inc *	11,063	248,475
Emeritus Corp *	14,259	451,297
Enanta Pharmaceuticals Inc *	3,961	170,600
Endocyte Inc *	14,020	92,392
Endologix Inc *	24,279	369,284
Enzo Biochem Inc *	12,964	68,061
Epizyme Inc *	4,865	151,399
Esperion Therapeutics Inc *	1,750	27,720
Exact Sciences Corp *	31,616	538,420
Exactech Inc *	3,667	92,518
ExamWorks Group Inc *	13,152	417,313
Exelixis Inc *	74,137	251,324
Five Prime Therapeutics Inc *	6,519	101,370
Five Star Quality Care Inc *	16,903	84,684
Flexion Therapeutics Inc *	1,887	25,437
Fluidigm Corp *	10,631	312,551
Foundation Medicine Inc *	5,322	143,481
Furiex Pharmaceuticals Inc *	2,714	288,172
Galectin Therapeutics Inc *	6,906	95,372
Galena Biopharma Inc *	45,090	137,975
GenMark Diagnostics Inc *	15,671	212,029
Genocea Biosciences Inc *	1,618	30,337
Genomic Health Inc *	6,370	174,538
Gentiva Health Services Inc *	11,926	179,606
Geron Corp *	60,040	192,728
Globus Medical Inc ‘A’ *	24,956	596,947
Greatbatch Inc *	9,460	464,108
Haemonetics Corp *	19,735	696,251
Halozyme Therapeutics Inc *	39,187	387,168
Hanger Inc *	13,348	419,795
HealthSouth Corp	33,395	1,197,879
HealthStream Inc *	8,084	196,441
Healthways Inc *	11,984	210,199
HeartWare International Inc *	6,452	571,002
Heron Therapeutics Inc *	7,290	89,813
HMS Holdings Corp *	33,276	679,163
Horizon Pharma Inc *	24,744	391,450
Hyperion Therapeutics Inc *	5,163	134,754
ICU Medical Inc *	5,069	308,246
Idenix Pharmaceuticals Inc *	44,568	1,074,089
Idera Pharmaceuticals Inc *	23,144	67,118
ImmunoGen Inc *	32,607	386,393
Immunomedics Inc *	30,591	111,657
Impax Laboratories Inc *	26,625	798,484
Infinity Pharmaceuticals Inc *	18,388	234,263
Inogen Inc *	2,103	47,444
Inovio Pharmaceuticals Inc *	23,279	251,646
Insmed Inc *	14,886	297,422
Insulet Corp *	21,063	835,569
Insys Therapeutics Inc *	3,802	118,736
Integra LifeSciences Holdings Corp *	9,428	443,682
InterMune Inc *	37,510	1,656,066
Intra-Cellular Therapies Inc *	6,492	109,455
Intrexon Corp *	13,681	343,804
Invacare Corp	12,217	224,426
IPC The Hospitalist Co Inc *	6,549	289,597
Ironwood Pharmaceuticals Inc *	45,348	695,185
Isis Pharmaceuticals Inc *	44,593	1,536,229
K2M Group Holdings Inc *	3,280	48,806
Karyopharm Therapeutics Inc *	4,721	219,763
Keryx Biopharmaceuticals Inc *	34,630	532,609

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Kindred Biosciences Inc *	3,945	$73,535
Kindred Healthcare Inc	20,768	479,741
KYTHERA Biopharmaceuticals Inc *	6,621	254,048
Landauer Inc	3,597	151,074
Lannett Co Inc *	9,810	486,772
LDR Holding Corp *	6,306	157,713
Lexicon Pharmaceuticals Inc *	86,043	138,529
LHC Group Inc *	4,790	102,362
Ligand Pharmaceuticals Inc *	7,874	490,471
Luminex Corp *	14,299	245,228
MacroGenics Inc *	7,630	165,800
Magellan Health Inc *	10,418	648,416
MannKind Corp *	87,105	957,284
Masimo Corp *	18,361	433,320
MedAssets Inc *	23,171	529,226
Medidata Solutions Inc *	20,543	879,446
Merge Healthcare Inc *	27,020	61,335
Meridian Bioscience Inc	15,789	325,885
Merit Medical Systems Inc *	16,369	247,172
Merrimack Pharmaceuticals Inc *	37,161	270,904
MiMedx Group Inc *	35,286	250,178
Mirati Therapeutics Inc *	2,670	53,400
Molina Healthcare Inc *	11,418	509,585
Momenta Pharmaceuticals Inc *	18,131	219,022
MWI Veterinary Supply Inc *	4,882	693,195
NanoString Technologies Inc *	3,772	56,391
NanoViricides Inc *	15,103	63,433
National Healthcare Corp	3,907	219,925
National Research Corp ‘A’ *	3,503	49,007
National Research Corp ‘B’ *	512	19,988
Natus Medical Inc *	12,235	307,588
Navidea Biopharmaceuticals Inc *	56,599	83,767
Nektar Therapeutics *	48,262	618,719
Neogen Corp *	13,923	563,464
NeoStem Inc *	8,878	57,885
Neuralstem Inc *	26,380	111,324
Neurocrine Biosciences Inc *	28,873	428,475
NewLink Genetics Corp *	7,511	199,417
Northwest Biotherapeutics Inc *	13,738	92,182
Novavax Inc *	79,463	367,119
NPS Pharmaceuticals Inc *	40,348	1,333,501
NuVasive Inc *	17,687	629,127
NxStage Medical Inc *	23,480	337,408
Ohr Pharmaceutical Inc *	7,986	75,947
Omeros Corp *	12,953	225,382
Omnicell Inc *	13,931	399,959
OncoMed Pharmaceuticals Inc *	4,792	111,654
Oncothyreon Inc *	26,664	86,391
Ophthotech Corp *	5,296	224,074
OPKO Health Inc *	74,721	660,534
OraSure Technologies Inc *	21,071	181,421
Orexigen Therapeutics Inc *	43,725	270,220
Organovo Holdings Inc *	24,042	200,751
Orthofix International NV * (Netherlands)	6,952	252,010
Osiris Therapeutics Inc *	7,136	111,464
OvaScience Inc *	5,657	51,875
Owens & Minor Inc	23,863	810,865
Oxford Immunotec Global PLC * (United Kingdom)	4,802	80,818
Pacific Biosciences of California Inc *	21,727	134,273
Pacira Pharmaceuticals Inc *	13,567	1,246,265
Pain Therapeutics Inc *	14,159	81,414
PAREXEL International Corp *	21,577	1,140,129
PDL BioPharma Inc	61,022	590,693
Peregrine Pharmaceuticals Inc *	65,604	123,336
Pernix Therapeutics Holdings Inc *	12,671	113,786
PharMerica Corp *	11,388	325,583
Phibro Animal Health Corp ‘A’ *	5,557	121,976
PhotoMedex Inc *	5,024	61,544
Portola Pharmaceuticals Inc *	14,133	412,401

	Shares	Value
Pozen Inc *	10,704	$89,164
Prestige Brands Holdings Inc *	19,680	666,955
Progenics Pharmaceuticals Inc *	26,058	112,310
Prothena Corp PLC * (Ireland)	8,350	188,292
PTC Therapeutics Inc *	8,482	221,719
Puma Biotechnology Inc *	8,825	582,450
Quality Systems Inc	18,855	302,623
Quidel Corp *	10,798	238,744
RadNet Inc *	12,457	82,590
Raptor Pharmaceutical Corp *	23,538	271,864
Receptos Inc *	5,923	252,320
Regado Biosciences Inc *	5,750	39,042
Regulus Therapeutics Inc *	5,068	40,747
Relypsa Inc *	6,453	156,937
Repligen Corp *	12,132	276,488
Repros Therapeutics Inc *	8,978	155,319
Retrophin Inc *	8,089	94,965
Revance Therapeutics Inc *	2,696	91,664
Rigel Pharmaceuticals Inc *	33,499	121,601
Rockwell Medical Inc *	15,446	185,198
RTI Surgical Inc *	22,062	95,970
Sagent Pharmaceuticals Inc *	8,232	212,879
Sangamo BioSciences Inc *	25,827	394,378
Sarepta Therapeutics Inc *	15,453	460,345
SciClone Pharmaceuticals Inc *	19,861	104,469
Select Medical Holdings Corp	29,940	467,064
Sequenom Inc *	44,621	172,683
Skilled Healthcare Group Inc ‘A’ *	8,603	54,113
Spectrum Pharmaceuticals Inc *	24,888	202,339
STAAR Surgical Co *	14,482	243,298
Stemline Therapeutics Inc *	4,351	63,829
STERIS Corp	22,397	1,197,792
Sucampo Pharmaceuticals Inc ‘A’ *	6,476	44,684
Sunesis Pharmaceuticals Inc *	18,758	122,302
Supernus Pharmaceuticals Inc *	11,083	121,359
Surgical Care Affiliates Inc *	4,724	137,374
SurModics Inc *	5,201	111,405
Symmetry Medical Inc *	14,495	128,426
Synageva BioPharma Corp *	8,135	852,548
Synergy Pharmaceuticals Inc *	35,397	144,066
Synta Pharmaceuticals Corp *	21,866	89,432
Tandem Diabetes Care Inc *	3,271	53,186
Team Health Holdings Inc *	26,640	1,330,402
TESARO Inc *	7,324	227,850
Tetraphase Pharmaceuticals Inc *	8,340	112,507
TG Therapeutics Inc *	8,905	83,618
The Ensign Group Inc	7,638	237,389
The Medicines Co *	24,598	714,818
The Providence Service Corp *	4,412	161,435
The Spectranetics Corp *	15,793	361,344
TherapeuticsMD Inc *	38,152	168,632
Theravance Biopharma Inc * (Cayman)	9,115	290,586
Theravance Inc *	31,900	949,982
Thoratec Corp *	21,543	750,989
Threshold Pharmaceuticals Inc *	19,704	78,028
Tornier NV * (Netherlands)	13,478	315,116
TransEnterix Inc *	10,893	54,901
Triple-S Management Corp ‘B’ *	9,243	165,727
TriVascular Technologies Inc *	2,773	43,176
Ultragenyx Pharmaceutical Inc *	2,496	112,045
Unilife Corp *	38,113	112,814
Universal American Corp	15,491	129,040
US Physical Therapy Inc	4,607	157,513
Utah Medical Products Inc	1,367	70,318
Vanda Pharmaceuticals Inc *	12,768	206,586
Vascular Solutions Inc *	6,447	143,059
Veracyte Inc *	2,375	40,660
Verastem Inc *	7,838	71,012
Versartis Inc *	2,642	74,082
Vital Therapies Inc *	1,978	53,881

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
VIVUS Inc *	34,307	$182,513
Vocera Communications Inc *	8,385	110,682
Volcano Corp *	19,489	343,201
WellCare Health Plans Inc *	16,631	1,241,670
West Pharmaceutical Services Inc	26,743	1,128,020
Wright Medical Group Inc *	18,949	594,999
Xencor Inc *	5,446	63,283
XenoPort Inc *	21,647	104,555
XOMA Corp *	31,775	145,847
Zeltiq Aesthetics Inc *	11,041	167,713
ZIOPHARM Oncology Inc *	31,051	125,136
Zogenix Inc *	46,559	93,584

		88,591,917

Industrials - 13.7%

AAON Inc	10,690	358,329
AAR Corp	14,983	412,931
ABM Industries Inc	21,134	570,195
Acacia Research Corp	18,956	336,469
ACCO Brands Corp *	43,378	278,053
Accuride Corp *	14,784	72,294
Aceto Corp	10,763	195,241
Actuant Corp ‘A’	26,932	931,039
Aegion Corp *	14,428	335,740
Aerovironment Inc *	7,252	230,614
Air Transport Services Group Inc *	19,862	166,245
Aircastle Ltd (Bermuda)	24,518	435,685
Alamo Group Inc	2,694	145,718
Albany International Corp ‘A’	10,665	404,843
Allegiant Travel Co	5,233	616,290
Altra Industrial Motion Corp	10,273	373,834
Ameresco Inc ‘A’ *	7,898	55,523
American Railcar Industries Inc	3,588	243,159
American Science & Engineering Inc	2,990	208,074
American Woodmark Corp *	4,608	146,857
Apogee Enterprises Inc	11,050	385,203
Applied Industrial Technologies Inc	15,810	802,041
ARC Document Solutions Inc *	15,774	92,436
ARC Group Worldwide Inc *	1,143	17,374
ArcBest Corp	9,892	430,401
Argan Inc	4,785	178,433
Astec Industries Inc	7,165	314,400
Astronics Corp *	5,915	333,902
Atlas Air Worldwide Holdings Inc *	9,588	353,318
AZZ Inc	9,703	447,114
Baltic Trading Ltd	18,748	112,113
Barnes Group Inc	20,541	791,650
Barrett Business Services Inc	2,680	125,960
Beacon Roofing Supply Inc *	18,689	618,980
Blount International Inc *	18,836	265,776
Brady Corp ‘A’	18,056	539,333
Briggs & Stratton Corp	17,710	362,347
Builders FirstSource Inc *	17,330	129,628
CAI International Inc *	6,507	143,219
Capstone Turbine Corp *	123,927	187,130
Casella Waste Systems Inc ‘A’ *	15,251	76,408
CBIZ Inc *	15,396	139,026
CDI Corp	5,504	79,313
Ceco Environmental Corp	7,767	121,088
Celadon Group Inc	7,901	168,449
Cenveo Inc *	20,775	77,075
Chart Industries Inc *	11,549	955,564
CIRCOR International Inc	6,701	516,848
Civeo Corp *	36,268	907,788
CLARCOR Inc	19,094	1,180,964
Columbus McKinnon Corp	7,464	201,901
Comfort Systems USA Inc	14,295	225,861
Commercial Vehicle Group Inc *	9,974	100,139
Continental Building Products Inc *	4,560	70,224
Corporate Resource Services Inc *	5,941	17,704

	Shares	Value
CRA International Inc *	3,750	$86,438
Cubic Corp	7,723	343,751
Curtiss-Wright Corp	18,264	1,197,388
Deluxe Corp	18,997	1,112,844
DigitalGlobe Inc *	28,627	795,831
Douglas Dynamics Inc	8,417	148,308
Ducommun Inc *	4,204	109,851
DXP Enterprises Inc *	4,924	371,959
Dycom Industries Inc *	12,819	401,363
Dynamic Materials Corp	5,353	118,462
Echo Global Logistics Inc *	8,823	169,137
EMCOR Group Inc	25,502	1,135,604
Encore Wire Corp	7,863	385,602
Energy Recovery Inc *	14,890	73,259
EnerSys	17,795	1,224,118
Engility Holdings Inc *	6,613	253,013
Ennis Inc	9,896	151,013
Enphase Energy Inc *	7,033	60,132
EnPro Industries Inc *	8,620	630,639
Erickson Inc *	2,106	34,223
ESCO Technologies Inc	10,069	348,790
Esterline Technologies Corp *	12,062	1,388,577
Exponent Inc	4,983	369,290
Federal Signal Corp	23,909	350,267
Forward Air Corp	11,807	564,965
Franklin Covey Co *	4,063	81,788
Franklin Electric Co Inc	18,086	729,408
FreightCar America Inc	4,584	114,783
FTI Consulting Inc *	15,490	585,832
FuelCell Energy Inc *	83,746	200,990
Furmanite Corp *	14,355	167,092
G&K Services Inc ‘A’	7,554	393,337
GenCorp Inc *	22,744	434,410
Generac Holdings Inc *	26,217	1,277,817
General Cable Corp	18,423	472,734
General Finance Corp *	3,977	37,782
Gibraltar Industries Inc *	11,727	181,886
Global Brass & Copper Holdings Inc	8,040	135,876
Global Power Equipment Group Inc	6,505	105,121
GP Strategies Corp *	5,582	144,462
GrafTech International Ltd *	44,636	466,893
Graham Corp	3,824	133,113
Granite Construction Inc	14,815	533,044
Great Lakes Dredge & Dock Co *	22,797	182,148
Griffon Corp	15,180	188,232
H&E Equipment Services Inc *	11,854	430,774
Harsco Corp	31,128	828,939
Hawaiian Holdings Inc *	17,174	235,456
Healthcare Services Group Inc	26,652	784,635
Heartland Express Inc	20,626	440,159
HEICO Corp	25,215	1,309,667
Heidrick & Struggles International Inc	6,978	129,093
Heritage-Crystal Clean Inc *	3,517	69,039
Herman Miller Inc	22,468	679,432
Hill International Inc *	9,043	56,338
Hillenbrand Inc	23,749	774,692
HNI Corp	17,103	668,898
Houston Wire & Cable Co	6,646	82,477
Hub Group Inc ‘A’ *	13,987	704,945
Hurco Cos Inc	2,464	69,485
Huron Consulting Group Inc *	8,938	632,989
Hyster-Yale Materials Handling Inc	3,894	344,775
ICF International Inc *	7,568	267,604
InnerWorkings Inc *	13,573	115,371
Insperity Inc	8,600	283,800
Insteel Industries Inc	7,056	138,650
Interface Inc	25,106	472,997
International Shipholding Corp	2,264	51,891
JetBlue Airways Corp *	94,297	1,023,122
John Bean Technologies Corp	11,069	343,028

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Kadant Inc	4,240	$163,028
Kaman Corp	10,362	442,768
Kelly Services Inc ‘A’	10,459	179,581
Kforce Inc	10,365	224,402
Kimball International Inc ‘B’	12,734	212,912
Knight Transportation Inc	22,746	540,672
Knightsbridge Tankers Ltd (Bermuda)	12,674	179,844
Knoll Inc	18,423	319,271
Korn/Ferry International *	18,880	554,506
Kratos Defense & Security Solutions Inc *	17,132	133,630
Layne Christensen Co *	7,608	101,186
LB Foster Co ‘A’	3,957	214,153
Lindsay Corp	4,868	411,200
LMI Aerospace Inc *	4,212	55,093
LSI Industries Inc	8,220	65,596
Lydall Inc *	6,495	177,768
Manitex International Inc *	5,414	87,923
Marten Transport Ltd	9,028	201,776
Masonite International Corp * (Canada)	11,374	639,901
MasTec Inc *	23,491	723,993
Matson Inc	16,344	438,673
McGrath RentCorp	9,762	358,754
Meritor Inc *	37,189	484,945
Miller Industries Inc	4,406	90,675
Mistras Group Inc *	6,274	153,838
Mobile Mini Inc	17,723	848,754
Moog Inc ‘A’ *	16,876	1,230,092
MSA Safety Inc	11,180	642,626
Mueller Industries Inc	21,470	631,433
Mueller Water Products Inc ‘A’	60,481	522,556
Multi-Color Corp	4,683	187,367
MYR Group Inc *	8,202	207,757
National Presto Industries Inc	1,804	131,403
Navigant Consulting Inc *	18,717	326,612
Navios Maritime Holdings Inc	30,536	309,024
NCI Building Systems Inc *	10,621	206,366
NL Industries Inc	2,488	23,114
NN Inc	6,678	170,823
Norcraft Cos Inc *	2,912	41,671
Nortek Inc *	3,453	309,941
Northwest Pipe Co *	3,654	147,366
Omega Flex Inc	1,222	23,976
On Assignment Inc *	20,627	733,702
Orbital Sciences Corp *	22,973	678,852
Orion Marine Group Inc *	10,601	114,809
PAM Transportation Services Inc *	1,146	32,042
Park-Ohio Holdings Corp	3,298	191,647
Patrick Industries Inc *	3,082	143,590
Patriot Transportation Holding Inc *	2,560	89,523
Paylocity Holding Corp *	3,201	69,238
Pendrell Corp *	64,394	113,333
Performant Financial Corp *	11,067	111,777
PGT Inc *	17,809	150,842
Pike Corp *	10,243	91,777
Plug Power Inc *	64,811	303,315
Ply Gem Holdings Inc *	7,919	79,982
Polypore International Inc *	17,117	816,994
Powell Industries Inc	3,527	230,595
Power Solutions International Inc *	1,700	122,349
PowerSecure International Inc *	8,768	85,400
Preformed Line Products Co	963	51,838
Primoris Services Corp	14,359	414,114
Proto Labs Inc *	8,609	705,249
Quad/Graphics Inc	10,283	230,031
Quality Distribution Inc *	10,396	154,485
Quanex Building Products Corp	14,226	254,219
Quest Resource Holding Corp *	4,105	21,387
Raven Industries Inc	13,832	458,392
RBC Bearings Inc	8,816	564,665
Republic Airways Holdings Inc *	18,834	204,161

	Shares	Value
Resources Connection Inc	14,752	$193,399
Revolution Lighting Technologies Inc *	13,140	30,222
Rexnord Corp *	28,799	810,692
Roadrunner Transportation Systems Inc *	10,586	297,467
RPX Corp *	20,042	355,746
Rush Enterprises Inc ‘A’ *	13,050	452,443
Safe Bulkers Inc	14,830	144,741
Saia Inc *	9,383	412,195
Schawk Inc	4,641	94,491
Scorpio Bulkers Inc *	51,313	456,686
SIFCO Industries Inc	870	27,144
Simpson Manufacturing Co Inc	15,645	568,852
SkyWest Inc	19,338	236,310
SP Plus Corp *	5,779	123,613
Sparton Corp *	3,891	107,936
Standex International Corp	4,854	361,526
Steelcase Inc ‘A’	31,367	474,583
Sterling Construction Co Inc *	7,155	67,114
Stock Building Supply Holdings Inc *	5,439	107,311
Sun Hydraulics Corp	8,430	342,258
Swift Transportation Co *	32,305	815,055
TAL International Group Inc *	12,893	571,933
Taser International Inc *	20,368	270,894
Team Inc *	7,799	319,915
Teledyne Technologies Inc *	14,231	1,382,826
Tennant Co	6,986	533,172
Tetra Tech Inc	24,631	677,352
Textainer Group Holdings Ltd (Bermuda)	8,183	316,027
The Advisory Board Co *	13,871	718,518
The Brink’s Co	18,338	517,498
The Corporate Executive Board Co	12,829	875,194
The ExOne Co *	3,771	149,407
The Gorman-Rupp Co	7,155	253,072
The Greenbrier Cos Inc *	10,476	603,418
The KEYW Holding Corp *	12,336	155,064
Thermon Group Holdings Inc *	12,050	317,156
Titan International Inc	16,754	281,802
Titan Machinery Inc *	6,712	110,480
Trex Co Inc *	12,764	367,858
TriMas Corp *	17,157	654,196
TriNet Group Inc *	6,035	145,262
TrueBlue Inc *	15,689	432,546
Tutor Perini Corp *	14,137	448,708
Twin Disc Inc	3,113	102,885
Ultrapetrol Bahamas Ltd * (Bahamas)	8,022	23,825
UniFirst Corp	5,594	592,964
United Stationers Inc	14,927	619,023
Universal Forest Products Inc	7,611	367,383
Universal Truckload Services Inc	2,436	61,777
US Ecology Inc	8,184	400,607
USA Truck Inc *	2,334	43,389
UTi Worldwide Inc * (United Kingdom)	34,727	359,077
Viad Corp	7,696	183,473
Vicor Corp *	6,426	53,850
VSE Corp	1,559	109,629
Wabash National Corp *	26,194	373,265
WageWorks Inc *	13,369	644,519
Watsco Inc	9,786	1,005,609
Watts Water Technologies Inc ‘A’	10,791	666,128
Werner Enterprises Inc	17,026	451,359
Wesco Aircraft Holdings Inc *	19,827	395,747
West Corp	14,634	392,191
Woodward Inc	25,132	1,261,124
Xerium Technologies Inc *	4,128	57,627
XPO Logistics Inc *	19,966	571,427
YRC Worldwide Inc *	11,889	334,200

		93,304,508

Information Technology - 17.4%

A10 Networks Inc *	4,853	64,545
ACI Worldwide Inc *	14,414	804,734

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Actuate Corp *	17,594	$83,923
Acxiom Corp *	29,180	632,914
ADTRAN Inc	21,411	483,032
Advanced Energy Industries Inc *	15,651	301,282
Advent Software Inc	19,629	639,317
Aeroflex Holding Corp *	7,460	78,330
Aerohive Networks Inc *	3,494	28,721
Agilysys Inc *	5,563	78,327
Alliance Fiber Optic Products Inc	4,793	86,753
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,818	72,473
Ambarella Inc * (Cayman)	10,979	342,325
Amber Road Inc *	3,353	54,084
American Software Inc ‘A’	9,421	93,079
Amkor Technology Inc *	32,369	361,885
Angie’s List Inc *	16,562	197,750
Anixter International Inc	10,298	1,030,521
Applied Micro Circuits Corp *	29,481	318,690
Applied Optoelectronics Inc *	5,616	130,291
Aruba Networks Inc *	40,535	710,173
Aspen Technology Inc *	34,948	1,621,587
Audience Inc *	5,179	61,941
AVG Technologies NV * (Netherlands)	13,273	267,186
Axcelis Technologies Inc *	42,753	85,506
Badger Meter Inc	5,481	288,575
Bankrate Inc *	25,534	447,866
Barracuda Networks Inc *	3,027	93,898
Bazaarvoice Inc *	18,956	149,563
Bel Fuse Inc ‘B’	3,834	98,419
Belden Inc	16,538	1,292,610
Benchmark Electronics Inc *	20,445	520,939
Benefitfocus Inc *	1,920	88,742
Black Box Corp	5,915	138,648
Blackbaud Inc	17,530	626,522
Blackhawk Network Holdings Inc *	20,047	565,726
Blucora Inc *	16,090	303,618
Borderfree Inc *	2,240	37,117
Bottomline Technologies de Inc *	14,988	448,441
Brightcove Inc *	12,130	127,850
BroadSoft Inc *	10,786	284,643
Brooks Automation Inc	25,375	273,289
Cabot Microelectronics Corp *	9,157	408,860
CACI International Inc ‘A’ *	8,905	625,220
CalAmp Corp *	13,711	296,980
Calix Inc *	15,593	127,551
Callidus Software Inc *	17,408	207,852
Carbonite Inc *	6,590	78,882
Cardtronics Inc *	16,889	575,577
Care.com Inc *	2,425	30,701
Cascade Microtech Inc *	4,799	65,554
Cass Information Systems Inc	4,313	213,407
Cavium Inc *	20,100	998,166
CEVA Inc *	7,970	117,717
ChannelAdvisor Corp *	7,962	209,878
Checkpoint Systems Inc *	15,786	220,846
CIBER Inc *	28,985	143,186
Ciena Corp *	39,829	862,696
Cinedigm Corp ‘A’ *	28,988	72,180
Cirrus Logic Inc *	23,561	535,777
Clearfield Inc *	4,344	72,936
Cognex Corp *	32,952	1,265,357
Coherent Inc *	9,432	624,115
Cohu Inc	9,754	104,368
CommVault Systems Inc *	17,908	880,536
Computer Task Group Inc	5,731	94,332
Compuware Corp	84,923	848,381
comScore Inc *	13,207	468,584
Comtech Telecommunications Corp	5,816	217,111
Comverse Inc *	8,474	226,086
Constant Contact Inc *	11,866	381,017

	Shares	Value
Control4 Corp *	4,322	$84,538
Convergys Corp	38,506	825,569
Conversant Inc *	25,458	646,633
Cornerstone OnDemand Inc *	20,257	932,227
Covisint Corp *	3,341	16,237
Cray Inc *	15,482	411,821
CSG Systems International Inc	12,959	338,360
CTS Corp	12,884	240,931
CUI Global Inc *	7,738	64,999
Cvent Inc *	6,875	199,994
Cyan Inc *	10,070	40,582
Cypress Semiconductor Corp *	59,851	652,974
Daktronics Inc	14,376	171,362
Datalink Corp *	7,409	74,090
Dealertrack Technologies Inc *	20,379	923,984
Demand Media Inc *	16,255	78,349
Demandware Inc *	11,493	797,269
Dice Holdings Inc *	15,143	115,238
Digi International Inc *	9,745	91,798
Digimarc Corp	2,427	79,120
Digital River Inc *	12,519	193,168
Diodes Inc *	13,824	400,343
Dot Hill Systems Corp *	22,777	107,052
DSP Group Inc *	8,175	69,406
DTS Inc *	6,376	117,382
E2open Inc *	8,760	181,069
EarthLink Holdings Corp	38,948	144,887
Eastman Kodak Co *	6,852	167,668
Ebix Inc	11,672	167,026
Electro Rent Corp	6,332	105,934
Electro Scientific Industries Inc	9,235	62,890
Electronics For Imaging Inc *	17,689	799,543
Ellie Mae Inc *	10,722	333,776
Emulex Corp *	30,214	172,220
Endurance International Group Holdings Inc *	11,487	175,636
EnerNOC Inc *	10,282	194,844
Entegris Inc *	52,826	726,093
Entropic Communications Inc *	34,376	114,472
Envestnet Inc *	12,968	634,395
EPAM Systems Inc *	13,611	595,481
Epiq Systems Inc	11,878	166,886
ePlus Inc *	1,921	111,802
Euronet Worldwide Inc *	19,336	932,769
EVERTEC Inc	25,097	608,351
Everyday Health Inc *	2,887	53,352
Exar Corp *	15,117	170,822
ExlService Holdings Inc *	12,428	366,005
Extreme Networks Inc *	36,476	161,953
Fabrinet * (Cayman)	13,285	273,671
Fair Isaac Corp	13,011	829,581
Fairchild Semiconductor International Inc *	48,280	753,168
FARO Technologies Inc *	6,548	321,638
FEI Co	16,021	1,453,585
Finisar Corp *	36,596	722,771
Five9 Inc *	4,470	32,184
FleetMatics Group PLC * (Ireland)	14,297	462,365
FormFactor Inc *	20,911	173,980
Forrester Research Inc	4,175	158,149
Fusion-io Inc *	41,085	464,261
Gerber Scientific Inc Escrow Shares * +	9,525	-
Gigamon Inc *	9,270	177,428
Global Cash Access Holdings Inc *	25,084	223,248
Global Eagle Entertainment Inc *	14,482	179,577
Glu Mobile Inc *	34,176	170,880
Gogo Inc *	21,580	422,105
GrubHub Inc *	3,451	122,200
GSI Group Inc * (Canada)	11,511	146,535
GT Advanced Technologies Inc *	51,761	962,755
GTT Communications Inc *	5,285	53,960
Guidance Software Inc *	6,786	61,888

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Guidewire Software Inc *	25,905	$1,053,297
Harmonic Inc *	36,105	269,343
Heartland Payment Systems Inc	13,603	560,580
Higher One Holdings Inc *	12,902	49,157
Hittite Microwave Corp	11,893	927,059
iGATE Corp *	13,955	507,822
II-VI Inc *	20,044	289,836
Immersion Corp *	11,021	140,187
Imperva Inc *	8,375	219,258
Infinera Corp *	46,542	428,186
Infoblox Inc *	20,366	267,813
Information Services Group Inc *	12,111	58,254
Inphi Corp *	11,803	173,268
Insight Enterprises Inc *	15,526	477,269
Integrated Device Technology Inc *	50,709	783,961
Integrated Silicon Solution Inc *	11,386	168,171
Interactive Intelligence Group Inc *	6,358	356,875
InterDigital Inc	15,341	733,300
Internap Network Services Corp *	20,972	147,853
International Rectifier Corp *	26,991	753,049
Intersil Corp ‘A’	48,849	730,293
Intevac Inc *	8,743	70,031
Intralinks Holdings Inc *	15,083	134,088
InvenSense Inc *	27,042	613,583
Itron Inc *	14,912	604,682
Ixia *	21,759	248,705
IXYS Corp	9,306	114,650
j2 Global Inc	17,980	914,463
Jive Software Inc *	16,027	136,390
Kemet Corp *	17,624	101,338
Kofax Ltd * (Bermuda)	28,802	247,697
Kopin Corp *	25,965	84,646
KVH Industries Inc *	6,122	79,770
Lattice Semiconductor Corp *	44,759	369,262
Limelight Networks Inc *	22,526	68,930
Lionbridge Technologies Inc *	24,300	144,342
Liquidity Services Inc *	10,036	158,167
Littelfuse Inc	8,535	793,328
LivePerson Inc *	20,770	210,816
LogMeIn Inc *	9,236	430,582
Luxoft Holding Inc * (United Kingdom)	2,987	107,711
M/A-COM Technology Solutions Holdings Inc *	4,521	101,632
Manhattan Associates Inc *	28,793	991,343
ManTech International Corp ‘A’	9,070	267,746
Marchex Inc ‘B’	12,358	148,543
Marin Software Inc *	9,965	117,288
Marketo Inc *	9,860	286,729
Mavenir Systems Inc *	3,627	54,949
MAXIMUS Inc	25,697	1,105,485
MaxLinear Inc ‘A’ *	10,423	104,960
Maxwell Technologies Inc *	11,418	172,754
Measurement Specialties Inc *	6,059	521,498
Mentor Graphics Corp	36,670	790,972
Mercury Systems Inc *	12,752	144,608
Mesa Laboratories Inc	1,060	88,998
Methode Electronics Inc	14,355	548,505
Micrel Inc	17,024	192,031
Microsemi Corp *	35,876	960,042
MicroStrategy Inc ‘A’ *	3,449	484,998
Millennial Media Inc *	28,740	143,413
MKS Instruments Inc	20,289	633,828
Model N Inc *	7,239	79,991
ModusLink Global Solutions Inc *	14,029	52,468
MoneyGram International Inc *	10,998	162,001
Monolithic Power Systems Inc	14,659	620,809
Monotype Imaging Holdings Inc	14,947	421,057
Monster Worldwide Inc *	34,318	224,440
Move Inc *	15,127	223,728
MTS Systems Corp	5,747	389,417

	Shares	Value
Multi-Fineline Electronix Inc *	3,469	$38,298
Nanometrics Inc *	9,072	165,564
NETGEAR Inc *	13,843	481,321
NetScout Systems Inc *	13,847	613,976
NeuStar Inc ‘A’ *	8,490	220,910
Newport Corp *	15,313	283,291
NIC Inc	24,847	393,825
Nimble Storage Inc *	3,569	109,640
Numerex Corp ‘A’ *	5,339	61,345
NVE Corp *	1,834	101,952
Oclaro Inc *	35,632	78,390
OmniVision Technologies Inc *	21,343	469,119
OpenTable Inc *	8,919	924,008
Oplink Communications Inc *	7,075	120,063
OPOWER Inc *	2,944	55,494
OSI Systems Inc *	7,565	504,964
Park City Group Inc *	3,531	38,453
Park Electrochemical Corp	7,959	224,523
ParkerVision Inc *	34,991	51,787
Paycom Software Inc *	2,447	35,702
PC Connection Inc	3,635	75,172
PDF Solutions Inc *	11,568	245,473
Pegasystems Inc	13,367	282,311
Peregrine Semiconductor Corp *	10,000	68,600
Perficient Inc *	13,168	256,381
Pericom Semiconductor Corp *	8,411	76,035
Photronics Inc *	23,276	200,174
Plantronics Inc	16,134	775,239
Plexus Corp *	12,872	557,229
PLX Technology Inc *	15,700	101,579
PMC-Sierra Inc *	65,964	501,986
Polycom Inc *	53,399	669,089
Power Integrations Inc	11,512	662,401
PRGX Global Inc *	11,259	71,945
Procera Networks Inc *	8,081	81,537
Progress Software Corp *	19,525	469,381
Proofpoint Inc *	14,136	529,535
PROS Holdings Inc *	8,962	236,955
Q2 Holdings Inc *	3,749	53,461
QAD Inc ‘A’	2,335	49,782
Qlik Technologies Inc *	34,071	770,686
QLogic Corp *	33,150	334,484
Qualys Inc *	7,635	195,990
Quantum Corp *	84,286	102,829
QuickLogic Corp *	20,992	108,529
QuinStreet Inc *	12,915	71,162
Rally Software Development Corp *	9,483	103,270
Rambus Inc *	43,182	617,503
RealD Inc *	15,324	195,534
RealNetworks Inc *	8,683	66,251
RealPage Inc *	19,649	441,710
Reis Inc	3,132	66,023
RF Micro Devices Inc *	108,592	1,041,397
Rocket Fuel Inc *	7,054	219,309
Rofin-Sinar Technologies Inc *	10,661	256,290
Rogers Corp *	6,886	456,886
Rosetta Stone Inc *	7,955	77,323
Rubicon Technology Inc *	9,809	85,829
Ruckus Wireless Inc *	24,630	293,343
Rudolph Technologies Inc *	12,541	123,905
Sanmina Corp *	31,231	711,442
Sapiens International Corp NV * (Netherlands)	9,132	73,056
Sapient Corp *	43,430	705,738
ScanSource Inc *	10,876	414,158
Science Applications International Corp	16,215	716,054
SciQuest Inc *	10,367	183,392
Seachange International Inc *	12,653	101,351
Semtech Corp *	25,506	666,982
ServiceSource International Inc *	25,835	149,843

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
ShoreTel Inc *	23,779	$155,039
Shutterstock Inc *	5,828	483,607
Silicon Graphics International Corp *	13,301	127,956
Silicon Image Inc *	30,081	151,608
Silicon Laboratories Inc *	16,801	827,449
Silver Spring Networks Inc *	13,398	178,595
Sonus Networks Inc *	93,382	335,241
Spansion Inc ‘A’ *	22,944	483,430
Speed Commerce Inc *	18,547	69,366
SPS Commerce Inc *	6,167	389,693
SS&C Technologies Holdings Inc *	25,882	1,144,502
Stamps.com Inc *	5,368	180,848
Super Micro Computer Inc *	13,081	330,557
Sykes Enterprises Inc *	14,977	325,450
Synaptics Inc *	13,674	1,239,411
Synchronoss Technologies Inc *	13,397	468,359
SYNNEX Corp *	10,794	786,343
Syntel Inc *	5,893	506,562
Take-Two Interactive Software Inc *	37,626	836,802
Tangoe Inc *	14,631	220,343
TechTarget Inc *	6,154	54,278
TeleCommunication Systems Inc ‘A’ *	18,816	61,905
Telenav Inc *	9,981	56,792
TeleTech Holdings Inc *	6,682	193,711
Tessco Technologies Inc	2,099	66,601
Tessera Technologies Inc	20,267	447,495
Textura Corp *	7,150	169,026
The Hackett Group Inc	9,166	54,721
The Rubicon Project Inc *	3,002	38,546
The Ultimate Software Group Inc *	10,756	1,486,157
TiVo Inc *	43,640	563,392
Travelzoo Inc *	2,873	55,593
Tremor Video Inc *	13,375	63,130
TriQuint Semiconductor Inc *	64,959	1,027,002
TrueCar Inc *	2,970	43,897
Trulia Inc *	14,082	667,205
TTM Technologies Inc *	20,786	170,445
Tyler Technologies Inc *	12,521	1,142,040
Ubiquiti Networks Inc *	11,408	515,528
Ultra Clean Holdings Inc *	11,023	99,758
Ultratech Inc *	10,609	235,308
Unisys Corp *	19,402	480,005
Universal Display Corp *	15,394	494,147
Unwired Planet Inc *	32,010	71,382
Varonis Systems Inc *	2,120	61,501
VASCO Data Security International Inc *	11,195	129,862
Veeco Instruments Inc *	15,161	564,899
Verint Systems Inc *	20,516	1,006,310
ViaSat Inc *	15,674	908,465
Viasystems Group Inc *	1,581	17,217
Violin Memory Inc *	30,500	135,115
VirnetX Holding Corp *	16,174	284,824
Virtusa Corp *	9,845	352,451
Vishay Precision Group Inc *	4,731	77,872
Vistaprint NV * (Netherlands)	12,618	510,524
Vitesse Semiconductor Corp *	17,991	62,069
Vringo Inc *	26,434	90,404
Web.com Group Inc *	19,727	569,519
WebMD Health Corp *	14,773	713,536
WEX Inc *	14,701	1,543,164
Wix.com Ltd * (Israel)	5,269	104,537
Xcerra Corp *	18,642	169,642
XO Group Inc *	10,184	124,448
Xoom Corp *	11,886	313,315
YuMe Inc *	6,746	39,801
Zendesk Inc *	4,366	75,881
Zix Corp *	22,824	78,058

		118,858,960

	Shares	Value
Materials - 5.0%

A Schulman Inc	11,078	$428,719
Advanced Emissions Solutions Inc *	8,195	187,911
AEP Industries Inc *	1,631	56,873
AK Steel Holding Corp *	51,915	413,243
Allied Nevada Gold Corp *	39,469	148,403
AM Castle & Co *	6,908	76,264
American Vanguard Corp	10,813	142,948
Ampco-Pittsburgh Corp	3,237	74,257
Axiall Corp	26,516	1,253,411
Balchem Corp	11,522	617,118
Berry Plastics Group Inc *	34,306	885,095
Boise Cascade Co *	15,087	432,092
Calgon Carbon Corp *	20,259	452,383
Century Aluminum Co *	19,534	306,293
Chase Corp	2,516	85,896
Chemtura Corp *	36,454	952,543
Clearwater Paper Corp *	7,763	479,132
Coeur Mining Inc *	39,136	359,268
Commercial Metals Co	44,603	772,078
Deltic Timber Corp	4,227	255,395
Ferro Corp *	27,291	342,775
Flotek Industries Inc *	20,421	656,739
FutureFuel Corp	8,171	135,557
Globe Specialty Metals Inc	24,244	503,790
Gold Resource Corp	13,704	69,342
Graphic Packaging Holding Co *	124,913	1,461,482
Handy & Harman Ltd *	1,898	50,809
Hawkins Inc	3,889	144,437
Haynes International Inc	4,705	266,256
HB Fuller Co	19,007	914,237
Headwaters Inc *	27,953	388,267
Hecla Mining Co	130,285	449,483
Horsehead Holding Corp *	19,300	352,418
Innophos Holdings Inc	8,321	479,040
Innospec Inc	9,199	397,121
Intrepid Potash Inc *	21,109	353,787
Kaiser Aluminum Corp	6,815	496,609
KapStone Paper & Packaging Corp *	32,074	1,062,612
KMG Chemicals Inc	3,587	64,494
Koppers Holdings Inc	7,767	297,088
Kraton Performance Polymers Inc *	12,476	279,338
Kronos Worldwide Inc	7,901	123,809
Landec Corp *	10,283	128,435
Louisiana-Pacific Corp *	53,546	804,261
LSB Industries Inc *	7,348	306,191
Marrone Bio Innovations Inc *	4,217	49,002
Materion Corp	7,811	288,929
Minerals Technologies Inc	13,094	858,704
Molycorp Inc *	68,954	177,212
Myers Industries Inc	10,531	211,568
Neenah Paper Inc	6,282	333,888
Noranda Aluminum Holding Corp	16,277	57,458
Olin Corp	29,958	806,469
Olympic Steel Inc	3,508	86,823
OM Group Inc	12,180	394,997
OMNOVA Solutions Inc *	18,110	164,620
PH Glatfelter Co	16,336	433,394
PolyOne Corp	35,714	1,504,988
Quaker Chemical Corp	5,026	385,947
Rentech Inc *	86,166	223,170
Resolute Forest Products Inc *	24,770	415,641
RTI International Metals Inc *	11,667	310,226
Schnitzer Steel Industries Inc ‘A’	10,025	261,352
Schweitzer-Mauduit International Inc	11,560	504,710
Senomyx Inc *	16,372	141,618
Sensient Technologies Corp	18,755	1,045,029
Stepan Co	7,261	383,816
Stillwater Mining Co *	45,476	798,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
SunCoke Energy Inc *	26,483	$569,384
Taminco Corp *	10,835	252,022
Texas Industries Inc *	8,419	777,579
Trecora Resources *	7,574	89,676
Tredegar Corp	9,439	220,967
Tronox Ltd ‘A’ (Australia)	23,784	639,790
UFP Technologies Inc *	2,294	55,262
United States Lime & Minerals Inc	752	48,730
Universal Stainless & Alloy Products Inc *	2,689	87,339
US Concrete Inc *	5,480	135,630
US Silica Holdings Inc	20,656	1,145,169
Walter Energy Inc	25,206	137,373
Wausau Paper Corp	16,198	175,262
Worthington Industries Inc	19,517	840,012
Zep Inc	8,654	152,830

		34,072,389

Telecommunication Services - 0.7%

8x8 Inc *	33,770	272,862
Atlantic Tele-Network Inc	3,565	206,770
Boingo Wireless Inc *	8,603	58,759
Cbeyond Inc *	10,283	102,316
Cincinnati Bell Inc *	79,701	313,225
Cogent Communications Holdings Inc	17,702	611,604
Consolidated Communications Holdings Inc	15,396	342,407
Enventis Corp	5,212	82,558
FairPoint Communications Inc *	7,984	111,536
General Communication Inc ‘A’ *	13,507	149,658
Globalstar Inc *	106,364	452,047
Hawaiian Telcom Holdco Inc *	4,076	116,614
IDT Corp ‘B’	6,340	110,443
inContact Inc *	22,886	210,322
Inteliquent Inc	12,393	171,891
Intelsat SA * (Luxembourg)	10,448	196,840
Iridium Communications Inc *	30,303	256,363
Lumos Networks Corp	7,021	101,594
magicJack VocalTec Ltd * (Israel)	6,773	102,408
NTELOS Holdings Corp	6,409	79,856
ORBCOMM Inc *	16,562	109,144
Premiere Global Services Inc *	18,374	245,293
RingCentral Inc ‘A’ *	10,694	161,800
Shenandoah Telecommunications Co	9,168	279,257
USA Mobility Inc	8,251	127,065
Vonage Holdings Corp *	66,029	247,609

		5,220,241

Utilities - 3.3%

ALLETE Inc	16,046	823,962
American States Water Co	14,716	489,013
Artesian Resources Corp ‘A’	2,952	66,361
Atlantic Power Corp (Canada)	45,446	186,329
Avista Corp	22,814	764,725
Black Hills Corp	16,929	1,039,271
California Water Service Group	18,162	439,520
Chesapeake Utilities Corp	3,697	263,707
Cleco Corp	22,900	1,349,955
Connecticut Water Service Inc	4,078	138,122
Dynegy Inc *	38,093	1,325,636
El Paso Electric Co	15,298	615,133
IDACORP Inc	19,074	1,103,049
MGE Energy Inc	13,149	519,517
Middlesex Water Co	6,200	131,316
New Jersey Resources Corp	15,960	912,274
Northwest Natural Gas Co	10,241	482,863
NorthWestern Corp	14,842	774,604
NRG Yield Inc ‘A’	7,648	398,078
ONE Gas Inc	19,932	752,433
Ormat Technologies Inc	6,699	193,132
Otter Tail Corp	13,805	418,154
Pattern Energy Group Inc	15,026	497,511

	Shares	Value
Piedmont Natural Gas Co Inc	29,542	$1,105,166
PNM Resources Inc	30,251	887,262
Portland General Electric Co	29,542	1,024,221
SJW Corp	5,934	161,405
South Jersey Industries Inc	12,511	755,790
Southwest Gas Corp	17,609	929,579
The Empire District Electric Co	16,358	420,073
The Laclede Group Inc	12,389	601,486
UIL Holdings Corp	21,427	829,439
Unitil Corp	5,295	179,130
UNS Energy Corp	15,821	955,747
WGL Holdings Inc	19,634	846,225
York Water Co	5,116	106,515

		22,486,703

Total Common Stocks (Cost $493,886,583)		666,459,487

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 07/01/14 (Dated 06/30/14, repurchase price of $13,864,635; collateralized by Freddie Mac: 1.500% due 06/26/18 and value $6,145,000; and U.S. Treasury Notes: 1.000% due 05/31/18 and value $7,999,200)	$13,864,635	13,864,635

Total Short-Term Investment (Cost $13,864,635)		13,864,635

TOTAL INVESTMENTS - 99.7% (Cost $507,751,218)		680,384,403

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,350,511

NET ASSETS - 100.0%		$682,734,914

Notes to Schedule of Investments

(a)	As of June 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.4%
Information Technology	17.4%
Industrials	13.7%
Health Care	13.0%
Consumer Discretionary	12.9%
Energy	6.2%
Materials	5.0%
Utilities	3.3%
Consumer Staples	3.1%
Others (each less than 3.0%)	2.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $60,281 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Russell 2000 Mini (09/14)	145	$367,609

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$60,281	$-	$-	$60,281
	Common Stocks (1)	666,459,487	666,459,487	-	-
	Short-Term Investment	13,864,635	-	13,864,635	-
	Derivatives:
	Equity Contracts
	Futures	367,609	367,609	-	-

	Total	$680,752,012	$666,827,096	$13,864,635	$60,281

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-173

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 5, 2014

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2014